UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsFloating Rate Income Fund

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 84.2%				$2,970,563,480
(Cost $3,026,401,557)
Consumer discretionary 28.0%				989,044,897
Auto components - 0.8%
CS Intermediate Holdco 2 LLC	4.000	04-04-21	12,095,550	12,001,060
INA Beteiligungsgesellschaft MBH	4.250	05-15-20	17,955,000	17,986,421
Automobiles - 0.3%
Chrysler Group LLC	3.250	12-31-18	9,611,700	9,539,612
Chrysler Group LLC	3.500	05-24-17	2,316,290	2,304,347
Commercial services and supplies - 0.2%
Access CIG LLC	6.000	10-18-21	5,590,000	5,538,756
Diversified consumer services - 2.7%
BakerCorp International, Inc.	4.250	02-14-20	19,569,624	18,982,535
Laureate Education, Inc.	5.000	06-15-18	32,057,117	31,015,261
Monitronics International, Inc.	4.250	03-23-18	14,945,343	14,889,298
SRS Distribution, Inc.	4.750	09-02-19	8,175,500	8,114,184
The ServiceMaster Company LLC	4.250	07-01-21	21,840,000	21,719,880
Hotels, restaurants and leisure - 9.8%
24 Hour Fitness Worldwide, Inc.	4.750	05-28-21	4,588,500	4,567,852
Aristocrat Leisure, Ltd.	4.750	10-20-21	24,980,000	24,865,517
Boyd Gaming Corp.	4.000	08-14-20	6,016,033	5,948,353
Burger King Corp.	4.500	10-27-21	26,710,000	26,771,994
Caesars Entertainment Operating Company, Inc.	6.985	03-01-17	14,326,077	13,015,241
Caesars Entertainment Operating Company, Inc.	9.750	01-28-18	11,940,075	10,994,815
Caesars Entertainment Operating Company, Inc.	10.500	10-31-16	8,087,467	7,405,087
Caesars Entertainment Resort Properties LLC	7.000	10-11-20	17,904,700	17,087,798
Caesars Growth Properties Holdings LLC	6.250	05-08-21	14,423,847	13,435,813
CCM Merger, Inc.	4.500	08-08-21	22,359,592	22,331,642
CityCenter Holdings LLC	4.250	10-16-20	19,917,355	19,882,500
El Pollo Loco, Inc.	5.250	10-11-18	13,654,934	13,680,537
Equinox Holdings, Inc.	4.500	01-31-20	19,202,035	19,106,025
Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,626,500
Fitness International LLC	5.500	07-01-20	18,982,425	18,745,145
Four Seasons Holdings, Inc.	3.500	06-27-20	8,864,702	8,784,370
Hilton Worldwide Finance LLC	3.500	10-26-20	27,186,047	26,904,482
Landry's, Inc.	4.000	04-24-18	19,841,552	19,796,075
MGM Resorts International	3.500	12-20-19	14,774,096	14,564,791
Mohegan Tribal Gaming Authority	5.500	11-19-19	20,733,696	20,158,336
Norwegian Cruise Line Holdings, Ltd. (T)	TBD	10-30-21	5,470,000	5,480,256
QCE LLC, PIK (15.00% until 12-31-15, then 10% cash thereafter)	15.000	07-01-19	6,403,949	3,970,448
Station Casinos LLC	4.250	03-02-20	10,351,541	10,265,281
World Endurance Holdings	5.250	06-26-21	11,142,700	11,093,951
Household durables - 0.6%
Libbey Glass, Inc.	3.750	04-09-21	5,745,600	5,709,690
Polarpak, Inc.	4.501	06-05-20	5,134,742	5,109,068
William Lyon Homes, Inc.	7.750	08-12-22	627,192	627,192
WNA Holdings, Inc.	4.500	06-07-20	2,716,336	2,702,755
WNA Holdings, Inc.	8.500	12-07-20	5,490,000	5,380,200
Leisure products - 0.5%
Eastman Kodak Company	7.250	09-03-19	9,535,086	9,582,762
Eastman Kodak Company	10.750	09-03-20	8,690,000	8,726,211

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media - 7.6%
Advantage Sales & Marketing, Inc.	4.250	07-23-21	13,809,032	$13,698,560
Advantage Sales & Marketing, Inc.	7.500	07-25-22	4,180,000	4,150,142
AP NMT Acquisition BV	10.000	08-13-22	7,600,000	7,372,000
Charter Communications Operating LLC	4.250	09-12-21	7,590,000	7,639,813
Checkout Holding Corp.	4.500	04-09-21	8,967,525	8,728,388
Crossmark Holdings, Inc.	4.500	12-20-19	9,116,468	8,896,151
CSC Holdings LLC	2.656	04-17-20	10,914,403	10,761,601
iHeartCommunications, Inc.	6.906	01-30-19	11,000,000	10,322,323
IMG Worldwide Holdings LLC	5.250	05-06-21	10,216,875	9,995,506
Interactive Data Corp.	4.500	05-02-21	17,102,125	17,176,947
McGraw-Hill Global Education Holdings LLC	5.750	03-22-19	14,595,907	14,601,993
Media General, Inc. (T)	TBD	07-31-20	7,380,000	7,361,550
NEP Broadcasting LLC	4.250	01-22-20	26,425,469	26,051,100
Numericable US LLC	4.500	05-21-20	26,325,780	26,339,890
TWCC Holding Corp.	3.500	02-13-17	10,204,225	10,052,753
Univision Communications, Inc.	4.000	03-01-20	41,387,275	40,955,853
UPC Financing Partnership	3.250	06-30-21	13,591,186	13,380,522
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	22,515,000	22,294,533
Visant Corp.	7.000	09-23-21	9,280,000	9,123,400
Multiline retail - 0.1%
Neiman Marcus Group, Ltd. LLC	4.250	10-25-20	3,491,206	3,467,930
Specialty retail - 5.2%
Allflex Holdings III, Inc.	4.250	07-17-20	7,375,300	7,324,595
Allflex Holdings III, Inc.	8.000	07-19-21	14,480,000	14,498,100
Bass Pro Group LLC	3.750	11-20-19	5,469,241	5,430,502
CWGS Group LLC	5.750	02-20-20	34,910,633	34,801,538
J Crew Group, Inc.	4.000	03-05-21	19,721,382	18,710,661
Michaels Stores, Inc.	3.750	01-28-20	16,775,670	16,632,372
Michaels Stores, Inc.	4.000	01-28-20	2,779,035	2,766,299
Party City Holdings, Inc.	4.000	07-27-19	28,121,952	27,823,156
Petco Animal Supplies, Inc.	4.000	11-24-17	13,739,555	13,661,047
The Container Store, Inc.	4.250	04-06-19	17,099,644	16,757,651
The Gymboree Corp.	5.000	02-23-18	24,714,771	15,106,904
Toms Shoes LLC	6.500	10-28-20	9,360,000	8,517,600
Textiles, apparel and luxury goods - 0.2%
Kate Spade & Company	4.000	04-09-21	7,341,600	7,231,476
Consumer staples 6.1%				215,285,004
Beverages - 0.1%
DS Waters of America, Inc.	5.250	08-30-20	4,901,284	4,901,284
Food and staples retailing - 2.7%
AdvancePierre Foods, Inc.	5.750	07-10-17	5,392,472	5,387,080
AdvancePierre Foods, Inc.	9.500	10-10-17	18,180,000	17,952,750
Aramark Services, Inc.	1.828	07-26-16	340,114	338,323
Aramark Services, Inc.	3.250	02-24-21	13,566,516	13,376,585
Hearthside Group Holdings LLC	4.500	06-02-21	7,678,225	7,687,823
HJ Heinz Company	3.250	06-07-19	1,550,375	1,543,600
HJ Heinz Company	3.500	06-05-20	7,942,513	7,929,606
Mill US Acquisition LLC	5.000	07-03-20	22,438,887	22,074,255
Mill US Acquisition LLC	8.750	07-03-21	17,670,000	17,184,075

SEE NOTES TO FUND'S INVESTMENTS3

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products - 2.2%
Big Heart Pet Brands	3.500	03-08-20	20,468,498	$19,746,984
Candy Intermediate Holdings, Inc.	7.500	06-18-18	23,409,922	22,824,674
Dole Food Company, Inc.	4.501	11-01-18	10,544,774	10,505,231
Hostess Brands, Inc.	6.750	04-09-20	11,498,313	11,757,025
Shearer's Foods LLC	4.500	06-30-21	5,910,000	5,891,531
Shearer's Foods LLC	7.750	06-30-22	6,860,000	6,722,800
Household products - 1.1%
EveryWare Global, Inc.	5.625	05-21-20	17,337,630	10,980,493
The Sun Products Corp.	5.500	03-23-20	29,590,530	28,480,885
Energy 8.4%				294,603,172
Energy equipment and services - 2.5%
Expro Finservices Sarl	5.750	09-02-21	27,560,000	26,319,800
KCA DEUTAG Alpha, Ltd.	6.250	05-13-20	20,189,400	19,331,351
Pacific Drilling SA	4.500	06-03-18	20,330,212	18,805,446
Paragon Offshore Finance Company	3.750	07-18-21	16,122,000	14,348,580
Seventy Seven Operating LLC	3.750	06-25-21	4,748,100	4,552,241
Terraform Power Operating LLC	4.750	07-23-19	4,748,100	4,748,100
Oil, gas and consumable fuels - 5.9%
Alpha Natural Resources, Inc.	3.500	05-22-20	33,097,598	28,022,644
Arch Coal, Inc. (T)	TBD	05-16-18	17,105,336	15,084,768
Bowie Resource Holdings LLC	6.750	08-14-20	19,603,250	19,603,250
Bowie Resource Holdings LLC	11.750	02-16-21	4,095,000	4,064,288
EP Energy LLC	3.500	05-24-18	11,666,667	11,450,833
Foresight Energy LLC	5.500	08-19-20	7,148,350	7,157,285
FTS International, Inc.	5.750	04-16-21	4,787,273	4,543,921
HFOTCO LLC	4.250	08-19-21	16,970,000	16,786,164
Magnum Hunter Resources Corp.	8.500	10-17-19	9,854,000	9,829,365
Murray Energy Corp.	5.250	12-05-19	17,668,121	17,623,951
Oxbow Carbon & Minerals LLC	4.250	07-19-19	1,136,278	1,112,132
Oxbow Carbon & Minerals LLC	8.000	01-17-20	9,010,000	8,694,650
Panda Temple Power II LLC	7.250	04-03-19	5,930,000	6,026,363
Quicksilver Resources, Inc.	7.000	06-21-19	25,757,929	22,280,608
RGL Reservoir Operations, Inc.	6.000	08-14-21	10,760,000	10,114,400
Samson Investment Company	5.000	09-25-18	23,550,000	21,420,680
Southcross Energy Partners LP	5.250	08-04-21	2,689,075	2,682,352
Financials 5.2%				183,334,213
Banks - 0.5%
Flying Fortress, Inc.	3.500	06-30-17	17,729,166	17,673,762
Capital markets - 1.8%
AP NMT Acquisition BV	6.750	08-13-21	13,050,000	12,756,375
BATS Global Markets Holdings, Inc.	5.000	01-31-20	5,385,721	5,349,814
CEC Entertainment, Inc.	4.000	02-14-21	15,905,566	15,632,197
Gardner Denver, Inc.	4.250	07-30-20	8,413,541	8,199,694
Gimv NV	4.250	05-08-20	10,106,527	10,030,729
La Quinta Intermediate Holdings LLC	4.000	04-14-21	13,774,060	13,705,190
Consumer finance - 0.4%
The Brickman Group, Ltd. LLC	4.000	12-18-20	13,935,369	13,769,886
Diversified financial services - 1.2%
Delos Finance Sarl	3.500	03-06-21	11,770,000	11,752,345

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services - (continued)
Terra-Gen Finance Company LLC (T)	TBD	11-26-21	6,460,000	$6,427,700
TPF II LC LLC	5.500	10-02-21	22,930,000	23,073,313
Real estate investment trusts - 0.5%
Lineage Logistics LLC	4.500	04-07-21	16,526,365	16,299,128
Real estate management and development - 0.8%
Realogy Group LLC	2.335	10-10-16	1,018,298	996,659
Realogy Group LLC	3.750	03-05-20	27,806,453	27,667,421
Health care 8.2%				288,851,612
Biotechnology - 0.9%
Alvogen Pharma US, Inc.	7.000	05-23-18	17,995,231	18,085,208
Catalent Pharma Solutions, Inc.	4.250	05-20-21	13,730,769	13,728,311
Health care equipment and supplies - 0.8%
Biomet, Inc.	3.655	07-25-17	9,461,995	9,447,215
ConvaTec, Inc.	4.000	12-22-16	14,002,273	14,002,273
Immucor, Inc.	5.000	08-17-18	4,194,185	4,202,049
Health care providers and services - 4.0%
Amsurg Corp.	3.754	07-16-21	10,255,500	10,219,175
CRC Health Corp.	5.250	03-29-21	15,319,247	15,328,821
CRC Health Corp.	9.000	09-28-21	9,560,000	9,787,050
DaVita HealthCare Partners, Inc.	3.500	06-24-21	9,221,850	9,164,213
Envision Healthcare Corp.	4.000	05-25-18	22,071,976	21,972,653
MPH Acquisition Holdings LLC	3.750	03-31-21	19,870,501	19,547,606
Physiotherapy Associates Holdings, Inc.	11.000	01-02-17	11,823,774	11,735,096
Radnet Management, Inc.	4.282	10-10-18	22,105,031	22,077,399
Radnet Management, Inc.	8.000	03-25-21	20,030,000	19,979,925
Pharmaceuticals - 2.5%
Akorn, Inc.	4.500	04-16-21	17,950,000	17,994,875
JLL/Delta Dutch Newco BV	4.250	03-11-21	26,294,662	25,670,164
Par Pharmaceutical Companies, Inc.	4.000	09-30-19	20,695,110	20,626,133
Pharmaceutical Product Development, Inc.	4.000	12-05-18	18,340,225	18,279,097
Salix Pharmaceuticals, Ltd.	4.250	01-02-20	7,100,000	7,004,349
Industrials 11.6%				410,473,730
Aerospace and defense - 1.5%
Accudyne Industries Borrower SCA	4.000	12-13-19	15,145,144	14,788,597
B/E Aerospace, Inc. (T)	TBD	11-19-21	9,240,000	9,257,325
WP CPP Holdings LLC	4.750	12-27-19	19,812,739	19,726,058
WP CPP Holdings LLC	8.750	04-30-21	11,130,000	11,060,438
Aerospace and defense - 0.3%
DAE Aviation Holdings, Inc.	7.750	08-05-19	9,660,000	9,660,000
Air freight and logistics - 0.7%
Syncreon Group BV	5.250	10-28-20	26,109,152	25,652,242
Airlines - 1.9%
American Airlines, Inc.	3.750	06-27-19	24,712,028	24,449,463
Delta Air Lines, Inc.	3.250	04-20-17	18,276,806	18,134,649
United Airlines, Inc.	3.500	04-01-19	6,225,349	6,139,750
US Airways, Inc.	3.500	05-23-19	17,359,940	17,060,481
Building products - 0.7%
GYP Holdings III Corp.	4.750	04-01-21	14,179,956	13,940,670

SEE NOTES TO FUND'S INVESTMENTS5

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products - (continued)
PGT, Inc.	5.250	09-22-21	8,160,000	$8,180,400
Wilsonart International Holding LLC	4.000	10-31-19	1,023,833	1,006,343
Commercial services and supplies - 1.5%
ADS Waste Holdings, Inc.	3.750	10-09-19	18,215,716	17,862,787
Language Line LLC	6.250	06-20-16	16,376,768	16,335,826
Waste Industries USA, Inc.	4.000	03-17-17	18,863,211	18,753,182
Electrical equipment - 0.6%
Generac Power Systems, Inc.	3.250	05-31-20	20,081,357	19,596,051
Southwire Company	3.250	02-10-21	3,090,011	3,007,242
Machinery - 1.9%
CPM Holdings, Inc.	6.250	08-29-17	7,194,929	7,158,955
CPM Holdings, Inc.	10.250	03-01-18	250,000	250,000
Gates Global LLC	4.250	07-05-21	5,750,000	5,689,418
Intelligrated, Inc.	4.503	07-30-18	13,248,167	13,132,246
Mirror BidCo Corp.	4.250	12-28-19	21,526,834	21,329,498
Phibro Animal Health Corp.	4.000	04-16-21	14,743,914	14,568,830
Xerium Technologies, Inc.	6.250	05-17-19	4,411,322	4,400,294
Professional services - 0.2%
TransUnion LLC	4.000	04-09-21	7,920,200	7,844,301
Road and rail - 0.5%
The Hertz Corp.	3.000	03-11-18	17,392,860	16,979,780
Trading companies and distributors - 0.6%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	20,840,904	20,418,876
Transportation infrastructure - 1.2%
Atlantic Aviation FBO, Inc.	3.250	06-01-20	8,294,389	8,190,709
Commercial Barge Line Company	7.500	09-23-19	23,287,869	23,287,869
Commercial Barge Line Company	10.750	03-22-20	12,580,000	12,611,450
Information technology 3.6%				127,680,736
Communications equipment - 0.2%
Zebra Technologies Corp.	4.750	10-27-21	5,990,000	6,036,423
Electronic equipment, instruments and components - 0.2%
Ellucian, Inc.	4.000	07-19-18	7,622,757	7,571,936
Internet software and services - 0.1%
Ipreo Holdings LLC	4.250	08-06-21	4,640,000	4,561,700
Software - 2.3%
Activision Blizzard, Inc.	3.250	10-12-20	8,681,001	8,684,621
First Data Corp.	3.655	03-23-18	16,455,507	16,229,243
First Data Corp.	3.655	09-24-18	8,500,000	8,383,125
First Data Corp.	4.155	03-24-21	2,840,000	2,819,410
Infor US, Inc.	3.750	06-03-20	5,529,349	5,452,170
Kronos, Inc.	4.500	10-30-19	15,180,126	15,191,511
Kronos, Inc.	9.750	04-30-20	21,134,000	21,768,020
SunGard Data Systems, Inc.	4.000	03-08-20	1,671,511	1,668,725
Technology hardware, storage and peripherals - 0.8%
CompuCom Systems, Inc.	4.250	05-11-20	30,775,698	29,313,852
Materials 5.2%				183,427,722
Chemicals - 0.5%
Eco Services (T)	TBD	10-08-21	3,860,000	3,860,000

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals - (continued)
Minerals Technologies, Inc.	4.000	05-09-21	14,212,950	$14,164,100
Construction materials - 0.0%
Roofing Supply Group LLC	5.000	05-31-19	7,982	7,883
Containers and packaging - 1.9%
Anchor Glass Container Corp.	4.250	06-30-21	8,580,000	8,522,085
BWAY Holding Company	5.500	08-14-20	27,314,025	27,368,653
Consolidated Container Company LLC	5.000	07-03-19	9,555,000	9,357,928
Consolidated Container Company LLC	7.750	01-03-20	7,400,000	7,030,000
Crown Americas LLC	0.000	10-22-21	5,680,000	5,700,244
Printpack Holdings, Inc.	6.000	05-28-20	7,590,975	7,543,531
Metals and mining - 1.5%
Atlas Iron, Ltd.	8.750	12-10-17	19,413,015	17,762,909
Essar Steel Algoma, Inc.	7.500	08-09-19	5,790,000	5,775,525
Fairmount Minerals, Ltd.	4.500	09-05-19	1,691,942	1,685,949
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	31,523,241	29,539,893
Paper and forest products - 1.3%
Coveris Holdings SA	5.250	05-08-19	6,842,175	6,863,557
NewPage Corp.	9.500	02-11-21	32,220,000	31,273,538
Wausau Paper Corp.	6.500	07-30-20	7,042,350	6,971,927
Telecommunication services 1.8%				63,980,945
Diversified telecommunication services - 1.3%
Intelsat Jackson Holdings SA	3.750	06-30-19	18,467,705	18,359,983
Level 3 Financing, Inc.	4.000	08-01-19	1,000,000	998,750
Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,036,581
Syniverse Holdings, Inc.	4.000	04-23-19	4,009,415	3,935,910
Telesat Canada	3.500	03-28-19	12,666,963	12,535,011
Windstream Corp.	3.500	01-23-20	3,111,396	3,088,060
Wireless telecommunication services - 0.5%
Ziggo Bond Company BV	3.250	01-15-22	634,670	623,881
Ziggo Bond Company BV	3.500	01-15-22	16,691,889	16,402,769
Utilities 6.1%				213,881,449
Electric utilities - 3.6%
Energy Future Intermediate Holding Company LLC	4.250	06-19-16	22,680,204	22,674,534
ExGen Texas Power LLC	5.750	09-16-21	17,690,000	17,723,169
La Frontera Generation LLC	4.500	09-30-20	9,326,244	9,326,244
Moxie Patriot LLC	6.750	12-19-20	9,090,000	9,135,450
Northeast Wind Capital II LLC	5.000	11-14-20	27,371,177	27,508,033
Star West Generation LLC	4.250	03-13-20	16,768,752	16,642,987
Texas Competitive Electric Holdings Company LLC (H)	4.650	10-10-17	32,644,306	23,626,317
Independent power and renewable electricity producers - 2.4%
Atlantic Power LP	4.750	02-24-21	9,135,498	9,181,176
EFS Cogen Holdings I LLC	3.750	12-17-20	7,663,638	7,658,849
Empire Generating Company LLC	5.250	03-12-21	19,612,803	19,563,772
Equipower Resources Holdings LLC	4.250	12-21-18	22,356,126	22,337,504
Equipower Resources Holdings LLC	4.250	12-31-19	1,547,485	1,545,550
NRG Energy, Inc.	2.750	07-02-18	4,852,519	4,793,212
STS Operating, Inc.	4.753	02-12-21	7,880,400	7,840,998
Windsor Financing LLC	6.250	12-05-17	9,808,617	9,857,660

SEE NOTES TO FUND'S INVESTMENTS7

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities - 0.1%
Panda Power Funds (T)	TBD	11-10-21	4,430,000	$4,465,994
Corporate bonds 10.7%				$377,976,460
(Cost $391,421,702)
Consumer discretionary 1.5%				52,139,778
Auto components - 0.2%
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22	5,960,000	6,287,800
Hotels, restaurants and leisure - 0.2%
Caesars Entertainment Operating Company, Inc.	9.000	02-15-20	1,620,000	1,281,815
Caesars Entertainment Resort Properties LLC (S)	8.000	10-01-20	1,980,000	1,940,400
Caesars Entertainment Resort Properties LLC (S)	11.000	10-01-21	3,600,000	3,289,500
Media - 1.1%
CSC Holdings LLC	6.750	11-15-21	6,350,000	7,040,563
DISH DBS Corp.	5.000	03-15-23	11,080,000	10,754,525
DISH DBS Corp. (S)	5.875	11-15-24	6,760,000	6,810,700
Numericable Group SA (S)	6.250	05-15-24	1,300,000	1,324,375
Univision Communications, Inc. (S)	6.750	09-15-22	12,191,000	13,410,100
Consumer staples 0.9%				31,418,644
Food and staples retailing - 0.2%
Beverages & More, Inc. (S)	10.000	11-15-18	2,470,000	2,358,850
Simmons Foods, Inc. (S)	7.875	10-01-21	5,890,000	5,993,075
Household products - 0.2%
Reynolds Group Issuer, Inc.	5.750	10-15-20	6,645,000	6,836,044
Tobacco - 0.5%
Alliance One International, Inc.	9.875	07-15-21	17,130,000	16,230,675
Energy 2.0%				71,542,194
Energy equipment and services - 0.8%
Atwood Oceanics, Inc.	6.500	02-01-20	5,460,000	5,023,200
Hercules Offshore, Inc. (S)	6.750	04-01-22	9,410,000	4,752,050
Hercules Offshore, Inc. (S)	7.500	10-01-21	3,010,000	1,550,150
Parker Drilling Company	6.750	07-15-22	1,780,000	1,388,400
Teine Energy, Ltd. (S)	6.875	09-30-22	16,140,000	15,010,200
Oil, gas and consumable fuels - 1.2%
California Resources Corp. (S)	5.000	01-15-20	10,000,000	9,000,000
California Resources Corp. (S)	6.000	11-15-24	2,810,000	2,506,169
Crestwood Midstream Partners LP	6.125	03-01-22	1,580,000	1,572,100
Gulfport Energy Corp. (S)	7.750	11-01-20	3,140,000	3,202,800
Magnum Hunter Resources Corp.	9.750	05-15-20	3,400,000	3,230,000
Murray Energy Corp. (S)	9.500	12-05-20	5,380,000	5,675,900
QEP Resources, Inc.	6.875	03-01-21	1,240,000	1,302,000
Rice Energy, Inc. (S)	6.250	05-01-22	10,090,000	9,686,400
Samson Investment Company	9.750	02-15-20	1,570,000	906,675
Sanchez Energy Corp. (S)	6.125	01-15-23	2,300,000	2,070,000
Sanchez Energy Corp.	7.750	06-15-21	2,590,000	2,551,150
Swift Energy Company	7.125	06-01-17	2,350,000	2,115,000
Financials 1.2%				42,517,075
Banks - 0.1%
CIT Group, Inc.	5.000	08-15-22	1,960,000	2,021,250
CIT Group, Inc.	5.000	08-01-23	3,200,000	3,296,000

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance - 0.4%
Navient Corp.	5.000	10-26-20	3,970,000	$3,950,150
Navient Corp.	8.000	03-25-20	8,180,000	9,233,175
Diversified financial services - 0.3%
Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	11,387,800
Real estate - 0.1%
CTR Partnership LP	5.875	06-01-21	2,100,000	2,142,000
Real estate management and development - 0.3%
The Howard Hughes Corp. (S)	6.875	10-01-21	9,940,000	10,486,700
Health care 0.4%				15,909,170
Health care equipment and supplies - 0.2%
Universal Hospital Services, Inc.	7.625	08-15-20	8,209,000	7,429,145
Health care providers and services - 0.2%
Fresenius Medical Care US Finance II, Inc. (S)	4.750	10-15-24	3,120,000	3,127,800
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19	1,420,000	1,526,500
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22	1,010,000	1,093,325
Fresenius Medical Care US Finance, Inc. (S)	5.750	02-15-21	1,080,000	1,155,600
Fresenius Medical Care US Finance, Inc. (S)	6.500	09-15-18	1,440,000	1,576,800
Industrials 1.3%				45,187,194
Building products - 0.0%
Griffon Corp.	5.250	03-01-22	1,410,000	1,348,313
Commercial services and supplies - 0.1%
West Corp. (S)	5.375	07-15-22	1,940,000	1,852,700
Marine - 0.7%
Horizon Lines LLC	11.000	10-15-16	15,835,000	15,993,350
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	9,550,000	9,741,000
Trading companies and distributors - 0.3%
United Rentals North America, Inc.	5.750	11-15-24	2,800,000	2,905,000
United Rentals North America, Inc.	7.375	05-15-20	1,000,000	1,080,000
WESCO Distribution, Inc.	5.375	12-15-21	4,935,000	5,027,531
Transportation infrastructure - 0.2%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	7,080,000	7,239,300
Information technology 0.3%				10,400,265
Software - 0.3%
First Data Corp. (S)	6.750	11-01-20	5,591,000	5,954,415
First Data Corp. (S)	8.250	01-15-21	4,155,000	4,445,850
Materials 1.5%				53,621,083
Chemicals - 0.2%
Eagle Spinco, Inc.	4.625	02-15-21	7,520,000	7,228,600
Containers and packaging - 1.0%
Ardagh Packaging Finance PLC (P)(S)	3.239	12-15-19	23,120,000	22,426,400
Ardagh Packaging Finance PLC (S)	7.000	11-15-20	4,614,528	4,695,283
BWAY Holding Company (S)	9.125	08-15-21	8,100,000	8,343,000
Metals and mining - 0.3%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	6,080,000	912,000
Ryerson, Inc.	9.000	10-15-17	6,800,000	6,936,000
St. Barbara, Ltd. (S)	8.875	04-15-18	3,730,000	3,021,300

SEE NOTES TO FUND'S INVESTMENTS9

Floating Rate Income Fund

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Paper and forest products - 0.0%
Verso Paper Holdings LLC	11.750	01-15-19		60,000	$58,500
Telecommunication services 1.5%					51,507,910
Diversified telecommunication services - 0.8%
CenturyLink, Inc.	5.625	04-01-20		3,030,000	3,196,650
Inmarsat Finance PLC (S)	4.875	05-15-22		2,380,000	2,374,050
Level 3 Escrow II, Inc. (S)	5.375	08-15-22		5,950,000	6,009,500
T-Mobile USA, Inc.	6.464	04-28-19		820,000	850,750
Telecom Italia SpA (S)	5.303	05-30-24		2,986,000	3,045,720
tw telecom holdings, Inc.	6.375	09-01-23		5,941,000	6,772,740
Virgin Media Finance PLC (S)	6.000	10-15-24		1,940,000	2,032,150
Wind Acquisition Finance SA (S)	4.750	07-15-20		3,680,000	3,542,000
Wireless telecommunication services - 0.7%
Sprint Capital Corp.	8.750	03-15-32		100,000	105,125
Sprint Corp.	7.875	09-15-23		22,510,000	23,579,225
Utilities 0.1%					3,733,147
Electric utilities - 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060	12-30-28		1,471,185	1,610,947
Independent power and renewable electricity producers - 0.1%
NRG REMA LLC	9.681	07-02-26		1,965,000	2,122,200
				Shares	Value
Common stocks 0.2%					$6,031,694
(Cost $2,253,624)
Consumer discretionary 0.0%					1,070,602
Hotels, restaurants and leisure - 0.0%
Tropicana Entertainment, Inc. (I)				72,338	1,070,602
Materials 0.2%					4,961,092
Chemicals - 0.2%
LyondellBasell Industries NV, Class A				61,709	4,866,372
Metals and mining - 0.0%
Mirabela Nickel, Ltd. (I)				3,194,905	94,720
Preferred securities 0.6%					$19,721,570
(Cost $19,205,940)
Financials 0.6%					19,721,570
Diversified financial services - 0.6%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)				745,899	19,721,570
	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.1%					$2,603,200
(Cost $3,254,000)
Materials 0.1%					2,603,200
Mirabela Nickel, Ltd. (S)	9.500	06-20-19		3,254,000	2,603,200
		Yield (%)		Shares	Value
Short-term investments 3.7%					$132,306,877
(Cost $132,306,877)
Money market funds 3.7%					130,955,844
State Street Institutional Liquid Reserves Fund		0.0805(Y	)	130,955,844	130,955,844

10SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Par value	Value
Repurchase agreement 0.0%		$1,351,033
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $1,351,033 on 12-1-14, collateralized by $1,357,400 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $1,373,146, including interest)	1,351,033	1,351,033
Total investments (Cost $3,574,843,700)† 99.5%		$3,509,203,281
Other assets and liabilities, net 0.5%		$18,190,478
Total net assets 100.0%		$3,527,393,759

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviation and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $3,577,709,229. Net unrealized depreciation aggregated $68,505,948, of which $23,605,150 related to appreciated investment securities and $92,111,098 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,970,563,480	—	$2,969,936,288	$627,192
Corporate bonds	377,976,460	—	377,976,460	—
Common stocks	6,031,694	$4,866,372	1,165,322	—
Preferred securities	19,721,570	19,721,570	—	—
Convertible bonds	2,603,200	—	2,603,200	—
Short-term investments	132,306,877	130,955,844	1,351,033	—
Total Investments in Securities	$3,509,203,281	$155,543,786	$3,353,032,303	$627,192

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q1	11/14
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		1/15

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsNatural Resources Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 95.7%		$650,725,656
(Cost $901,948,812)
Consumer staples 0.4%		2,460,565
Food products 0.4%
Adecoagro SA (I)	270,392	2,460,565
Energy 76.8%		522,567,108
Energy equipment and services 21.7%
Cameron International Corp. (I)	394,900	20,250,472
Core Laboratories NV	73,300	9,443,239
Dril-Quip, Inc. (I)	263,853	21,042,277
FMC Technologies, Inc. (I)	117,400	5,608,198
Halliburton Company	503,616	21,252,595
Helmerich & Payne, Inc.	67,071	4,664,788
Independence Contract Drilling, Inc. (I)(L)	353,667	2,440,302
National Oilwell Varco, Inc.	232,676	15,598,599
Patterson-UTI Energy, Inc.	402,800	7,125,532
Rowan Companies PLC, Class A	156,952	3,416,845
Schlumberger, Ltd.	336,200	28,896,390
Superior Energy Services, Inc.	397,189	7,669,720
Oil, gas and consumable fuels 55.1%
Africa Oil Corp. (I)(L)	274,700	727,889
Anadarko Petroleum Corp.	298,031	23,589,154
Antero Resources Corp. (I)	158,523	7,437,899
Bankers Petroleum, Ltd. (I)	794,764	2,418,696
Bonanza Creek Energy, Inc. (I)	148,588	4,044,565
Canadian Natural Resources, Ltd.	162,900	5,421,312
Cheniere Energy, Inc. (I)	86,298	5,694,805
Cimarex Energy Company	113,853	11,948,872
Cobalt International Energy, Inc. (I)	400,343	3,603,087
Concho Resources, Inc. (I)	225,400	21,469,350
CONSOL Energy, Inc.	353,512	13,832,925
Crew Energy, Inc. (I)	496,743	3,136,410
Denbury Resources, Inc.	661,224	5,461,710
Devon Energy Corp.	290,452	17,127,954
EOG Resources, Inc.	242,645	21,042,174
Gulfport Energy Corp. (I)	164,695	7,860,892
Hess Corp.	109,637	7,995,826
Kosmos Energy, Ltd. (I)	390,700	3,258,438
Laredo Petroleum, Inc. (I)(L)	523,398	5,469,509
Lekoil, Ltd. (I)	4,006,351	2,251,543
Marathon Oil Corp.	437,828	12,661,986
Marathon Petroleum Corp.	246,941	22,246,915
MEG Energy Corp. (I)	365,300	6,149,563
Newfield Exploration Company (I)	197,100	5,367,033
Noble Energy, Inc.	478,300	23,522,794
NuVista Energy, Ltd. (I)	433,561	3,101,468
Oasis Petroleum, Inc. (I)	172,673	3,173,730
Occidental Petroleum Corp.	145,600	11,614,512
Oil Search, Ltd.	742,711	5,025,612
PDC Energy, Inc. (I)	237,230	7,000,657
Phillips 66	195,400	14,268,108

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

		Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Pioneer Natural Resources Company	42,312	$6,060,348
	Range Resources Corp.	210,907	13,846,045
	Rice Energy, Inc. (I)	306,089	7,621,616
	Rosetta Resources, Inc. (I)	302,874	8,910,553
	Seven Generations Energy Ltd. (I)	192,544	2,862,482
	Southwestern Energy Company (I)	112,714	3,627,137
	Suncor Energy, Inc.	613,100	19,367,829
	The Williams Companies, Inc.	107,853	5,581,393
	Tullow Oil PLC	372,392	2,470,147
	Vallares PLC (I)	361,331	3,700,502
	Western Refining, Inc.	140,166	5,762,224
	Whiting Petroleum Corp. (I)	177,699	7,422,487
Materials 18.5%			125,697,983
Chemicals 2.0%
	Flotek Industries, Inc. (I)	297,062	5,786,768
	Potash Corp. of Saskatchewan, Inc.	226,606	7,876,825
Metals and mining 16.5%
	African Rainbow Minerals, Ltd.	284,454	3,429,649
	Agnico Eagle Mines, Ltd.	140,000	3,288,600
	B2Gold Corp. (I)(L)	2,512,000	4,085,982
	Barrick Gold Corp.	340,395	4,047,297
	BHP Billiton, Ltd., ADR (L)	141,200	7,290,156
	Constellium NV (I)	424,935	6,692,726
	Eldorado Gold Corp.	1,570,900	9,918,582
	First Quantum Minerals, Ltd.	603,800	9,916,366
	Freeport-McMoRan Copper & Gold, Inc.	180,900	4,857,165
	Glencore Xstrata PLC (I)	2,190,805	10,942,144
	Guyana Goldfields, Inc. (I)(L)	960,594	2,310,130
	Ivanhoe Mines, Ltd. (I)(L)	913,500	774,897
	Kinross Gold Corp. (I)	938,900	2,628,920
	Platinum Group Metals, Ltd. (I)	485,581	305,916
	Randgold Resources, Ltd.	161,978	10,476,737
	Reliance Steel & Aluminum Company	138,800	8,874,872
	Rio Tinto PLC, ADR (L)	227,700	10,610,820
	Silver Wheaton Corp. (L)	226,600	4,513,872
	Southern Copper Corp.	124,559	3,730,542
	Tahoe Resources, Inc.	209,100	3,339,017
	Yield (%)	Shares	Value
Securities lending collateral 4.4%			$29,464,096
(Cost $29,463,977)
John Hancock Collateral Investment Trust (W)	0.1118(Y)	2,944,496	29,464,096
		Par value	Value
Short-term investments 4.0%			$27,367,000
(Cost $27,367,000)
Repurchase agreement 4.0%			27,367,000
	Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $27,367,000 on 12-1-14, collateralized by $26,845,000 Federal Home Loan Mortgage Corp., 4.125% due 10-11-33 (valued at $27,918,800, including interest)	27,367,000	27,367,000

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $958,779,789)† 104.1%	$707,556,752
Other assets and liabilities, net (4.1%)	($27,566,517)
Total net assets 100.0%	$679,990,235

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $28,686,791.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $961,045,677. Net unrealized depreciation aggregated $253,488,925, of which $2,273,187 related to appreciated investment securities and $255,762,112 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$2,460,565	$2,460,565	—	—
Energy	522,567,108	509,119,304	$13,447,804	—
Materials	125,697,983	111,326,190	14,371,793	—
Securities lending collateral	29,464,096	29,464,096	—	—
Short-term investments	27,367,000	—	27,367,000	—
Total Investments in Securities	$707,556,752	$652,370,155	$55,186,597	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q1	11/14
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		1/15

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsStrategic Income Opportunities Fund

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 41.8%					$1,936,215,350
(Cost $1,911,583,989)
Consumer discretionary 8.1%					373,441,957
Auto components 0.7%
American Axle & Manufacturing, Inc.	6.625	10-15-22		11,290,000	12,164,975
The Goodyear Tire & Rubber Company	7.000	05-15-22		18,125,000	19,620,313
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,238,375
Automobiles 0.8%
Chrysler Group LLC	8.250	06-15-21		1,805,000	2,012,575
Ford Motor Company	4.750	01-15-43		10,520,000	10,902,770
Ford Motor Company	6.625	10-01-28		6,849,000	8,420,366
General Motors Financial Company, Inc.	3.250	05-15-18		4,915,000	4,994,869
General Motors Financial Company, Inc.	4.375	09-25-21		11,325,000	11,735,531
Distributors 0.2%
Ferrellgas LP	6.750	01-15-22		9,958,000	9,908,210
Hotels, restaurants and leisure 0.2%
Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL	16,061,000	5,912,580
MGM Resorts International	8.625	02-01-19		3,310,000	3,781,675
Household durables 0.1%
Standard Pacific Corp.	8.375	05-15-18		2,020,000	2,300,275
Standard Pacific Corp.	8.375	01-15-21		1,385,000	1,599,675
Internet and catalog retail 0.5%
QVC, Inc. (S)	4.450	02-15-25		14,130,000	13,797,705
QVC, Inc.	5.950	03-15-43		9,510,000	9,841,281
Media 4.1%
Cablevision Systems Corp.	8.000	04-15-20		9,620,000	11,063,000
Cablevision Systems Corp.	8.625	09-15-17		3,325,000	3,765,563
CBS Corp.	3.700	08-15-24		14,055,000	14,056,996
CBS Outdoor Americas Capital LLC (S)	5.625	02-15-24		10,305,000	10,627,031
CCO Holdings LLC	5.750	01-15-24		14,052,000	14,139,825
CCO Holdings LLC	7.000	01-15-19		12,755,000	13,281,144
Cinemark USA, Inc.	4.875	06-01-23		11,600,000	11,049,000
Cinemark USA, Inc.	5.125	12-15-22		6,470,000	6,340,600
Cinemark USA, Inc.	7.375	06-15-21		3,284,000	3,509,775
DISH DBS Corp.	5.000	03-15-23		9,400,000	9,123,875
DISH DBS Corp. (S)	5.875	11-15-24		4,465,000	4,498,488
DISH DBS Corp.	7.875	09-01-19		19,105,000	21,827,463
Lamar Media Corp.	5.000	05-01-23		5,380,000	5,353,100
Media General Financing Sub, Inc. (S)	5.875	11-15-22		7,100,000	7,135,500
Numericable Group SA (S)	6.250	05-15-24		10,360,000	10,554,250
Sirius XM Radio, Inc. (S)	4.625	05-15-23		8,935,000	8,510,588
Sirius XM Radio, Inc. (S)	5.250	08-15-22		11,510,000	12,085,500
Sirius XM Radio, Inc. (S)	5.875	10-01-20		10,985,000	11,616,638
Univision Communications, Inc. (S)	6.750	09-15-22		9,162,000	10,078,200
Virgin Media Secured Finance PLC	5.250	01-15-21		1,260,000	1,300,950
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36		4,529,000	4,962,430
Specialty retail 1.1%
L Brands, Inc.	5.625	10-15-23		13,955,000	15,176,063
L Brands, Inc.	7.000	05-01-20		9,968,000	11,214,000
New Look Bondco I PLC (S)	8.750	05-14-18	GBP	4,430,000	7,300,240

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
The Men's Wearhouse, Inc. (S)	7.000	07-01-22		14,065,000	$14,451,788
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500	12-15-22		11,245,000	11,188,775
Consumer staples 2.8%					127,710,802
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL	7,468,000	2,888,489
Constellation Brands, Inc.	3.750	05-01-21		370,000	368,150
Cott Beverages, Inc. (S)	5.375	07-01-22		13,975,000	13,276,250
Food and staples retailing 0.2%
Aramark Services, Inc.	5.750	03-15-20		2,355,000	2,431,538
Smithfield Foods, Inc. (S)	5.875	08-01-21		4,215,000	4,467,900
Food products 1.4%
B&G Foods, Inc.	4.625	06-01-21		15,520,000	14,938,000
HJ Heinz Company	4.250	10-15-20		14,495,000	14,677,637
JBS Investments GmbH (S)	7.750	10-28-20		3,520,000	3,819,200
Post Holdings, Inc. (S)	6.000	12-15-22		5,825,000	5,490,063
Post Holdings, Inc. (S)	6.750	12-01-21		14,780,000	14,521,350
TreeHouse Foods, Inc.	4.875	03-15-22		12,870,000	13,127,400
Household products 0.4%
Harbinger Group, Inc.	7.875	07-15-19		17,230,000	18,565,325
Tobacco 0.4%
Alliance One International, Inc.	9.875	07-15-21		20,200,000	19,139,500
Energy 3.8%					174,496,233
Energy equipment and services 0.2%
Calfrac Holdings LP (S)	7.500	12-01-20		3,830,000	3,447,000
Inkia Energy, Ltd. (S)	8.375	04-04-21		6,591,000	7,002,938
Gas utilities 0.2%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43		8,940,000	8,884,125
Oil, gas and consumable fuels 3.4%
Baytex Energy Corp. (S)	5.625	06-01-24		11,140,000	9,970,300
California Resources Corp. (S)	6.000	11-15-24		9,400,000	8,383,625
Ecopetrol SA	4.250	09-18-18		1,535,000	1,627,100
Ecopetrol SA	5.875	09-18-23		4,480,000	4,883,200
EP Energy LLC	7.750	09-01-22		6,080,000	6,201,600
EP Energy LLC	9.375	05-01-20		31,228,000	34,116,590
MarkWest Energy Partners LP	6.500	08-15-21		2,165,000	2,267,838
MEG Energy Corp. (S)	6.375	01-30-23		10,305,000	9,094,163
Petrobras Global Finance BV	4.375	05-20-23		16,510,000	15,247,976
Petrobras International Finance Company SA	5.375	01-27-21		3,940,000	3,922,979
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,409,276
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	132,977,000	10,249,107
Sabine Pass Liquefaction LLC	5.625	02-01-21		2,405,000	2,459,113
Sabine Pass Liquefaction LLC	5.625	04-15-23		11,635,000	11,867,700
Sanchez Energy Corp. (S)	6.125	01-15-23		10,450,000	9,405,000
SandRidge Energy, Inc.	7.500	02-15-23		3,160,000	2,433,200
SM Energy Company	5.000	01-15-24		8,955,000	8,216,213
The Williams Companies, Inc.	4.550	06-24-24		12,525,000	12,407,190

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Financials 13.2%					$614,266,042
Banks 5.0%
ANZ National International, Ltd.	2.950	07-27-15	SGD	2,750,000	2,136,633
Asian Development Bank	5.000	03-09-22	AUD	13,660,000	12,715,351
Asian Development Bank	3.250	07-20-17	NZD	11,400,000	8,757,183
Bancolombia SA	5.950	06-03-21		4,695,000	5,187,975
Bank of America Corp. (P)	0.994	09-15-26		26,395,000	23,499,789
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18		6,620,000	7,083,400
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,530,969
Citigroup, Inc.	6.250	06-29-17	NZD	8,565,000	6,962,615
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		12,715,000	12,619,638
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		12,455,000	12,392,725
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,593,800
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		14,750,000	13,846,563
First Niagara Financial Group, Inc.	7.250	12-15-21		14,210,000	16,155,605
Independent Bank Group, Inc.	5.875	08-01-24		6,165,000	6,388,481
International Finance Corp.	3.875	02-26-18	NZD	12,705,000	9,897,215
International Finance Corp.	10.000	06-12-17	BRL	15,285,000	5,911,372
JPMorgan Chase & Company	4.250	11-02-18	NZD	13,905,000	10,751,556
National Australia Bank, Ltd.	6.000	02-15-17	AUD	14,740,000	13,300,587
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		9,920,000	10,236,379
Regions Bank	6.450	06-26-37		1,250,000	1,538,264
Regions Financial Corp.	7.375	12-10-37		3,970,000	5,172,477
Synovus Financial Corp.	5.125	06-15-17		11,020,000	11,267,950
Synovus Financial Corp.	7.875	02-15-19		5,005,000	5,618,113
The PNC Financial Services Group, Inc. (P)(Q)	4.451	01-09-15		4,140,000	4,150,350
Westpac Banking Corp.	5.000	10-21-19	GBP	3,115,000	5,558,125
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	5,237,296
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		8,290,000	7,887,935
Capital markets 0.6%
Hongkong Land Treasury Services (Singapore) Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,997,351
Stifel Financial Corp.	4.250	07-18-24		22,280,000	22,805,028
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	4,263,508
Consumer finance 0.4%
Credit Acceptance Corp. (S)	6.125	02-15-21		7,215,000	7,503,600
Trust F/1401 (S)	5.250	12-15-24		10,470,000	10,993,500
Diversified financial services 4.2%
European Investment Bank	4.250	02-04-15	NOK	70,100,000	10,036,417
European Investment Bank (S)	6.000	01-25-16	BRL	12,000,000	4,479,136
General Electric Capital Australia Funding Pty, Ltd.	5.750	02-17-17	AUD	1,235,000	1,106,654
General Electric Capital Australia Funding Pty, Ltd.	7.000	10-08-15	AUD	5,660,000	4,973,861
General Electric Capital Corp.	4.250	01-17-18	NZD	5,515,000	4,315,118
General Electric Capital Corp.	4.875	04-05-16	SEK	41,000,000	5,807,263
General Electric Capital Corp.	6.250	09-29-20	GBP	2,300,000	4,347,498
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		12,685,000	14,809,738
General Electric Capital Corp., Series A	7.625	12-10-14	NZD	14,055,000	11,034,508
Inter-American Development Bank	3.750	10-09-18	AUD	8,825,000	7,705,282
Inter-American Development Bank	6.500	08-20-19	AUD	12,200,000	11,900,083
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	10,477,251
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	31,200,000	4,526,045
International Bank for Reconstruction & Development	3.375	08-13-17	NZD	5,170,000	3,982,698

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
International Bank for Reconstruction & Development	3.750	01-23-19	AUD	8,355,000	$7,293,380
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	16,555,000	13,107,637
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	12,465,000	9,927,540
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	8,020,000	6,345,737
KFW	4.000	12-15-14	NOK	39,250,000	5,599,270
KFW	5.750	05-13-15	AUD	15,350,000	13,234,145
KFW	6.000	01-19-16	AUD	10,200,000	8,989,957
KFW	6.000	08-20-20	AUD	18,700,000	18,054,473
Nationstar Mortgage LLC	7.875	10-01-20		1,920,000	1,848,000
Nationstar Mortgage LLC	9.625	05-01-19		8,147,000	8,778,393
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		29,455,000	40,353,350
MetLife, Inc.	6.400	12-15-36		5,345,000	5,942,972
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		5,675,000	6,015,500
Real estate investment trusts 0.9%
American Tower Corp.	4.700	03-15-22		3,195,000	3,367,386
American Tower Corp.	7.000	10-15-17		5,122,000	5,802,616
Corrections Corp. of America	4.125	04-01-20		7,680,000	7,564,800
Crown Castle Towers LLC (S)	4.883	08-15-20		5,791,000	6,429,637
Host Hotels & Resorts LP	5.250	03-15-22		5,035,000	5,533,067
Iron Mountain, Inc.	5.750	08-15-24		11,435,000	11,592,231
Real estate management and development 1.0%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	7,750,000	6,203,928
CBRE Services, Inc.	5.000	03-15-23		8,400,000	8,601,600
Kennedy-Wilson, Inc.	5.875	04-01-24		10,535,000	10,561,338
Realogy Group LLC (S)	7.875	02-15-19		20,240,000	21,302,600
Yanlord Land Group, Ltd. (S)	10.625	03-29-18		1,280,000	1,353,600
Health care 4.7%					219,396,759
Health care providers and services 3.0%
Community Health Systems, Inc.	6.875	02-01-22		12,900,000	13,657,875
Community Health Systems, Inc.	7.125	07-15-20		2,170,000	2,294,775
Community Health Systems, Inc.	8.000	11-15-19		7,090,000	7,586,300
DaVita Healthcare Partners, Inc.	5.125	07-15-24		9,280,000	9,517,800
HCA Holdings, Inc.	6.250	02-15-21		15,533,000	16,464,980
HCA, Inc.	5.000	03-15-24		14,465,000	14,645,813
HCA, Inc.	7.500	02-15-22		13,700,000	15,686,500
HCA, Inc.	8.000	10-01-18		1,635,000	1,876,163
LifePoint Hospitals, Inc.	5.500	12-01-21		32,455,000	33,672,063
Tenet Healthcare Corp.	4.375	10-01-21		17,911,000	17,508,003
WellCare Health Plans, Inc.	5.750	11-15-20		5,171,000	5,326,130
Pharmaceuticals 1.7%
Endo Finance LLC (S)	5.750	01-15-22		6,925,000	7,080,813
Endo Finance LLC (S)	7.250	01-15-22		6,735,000	7,206,450
Forest Laboratories, Inc. (S)	4.875	02-15-21		15,810,000	17,072,887
Forest Laboratories, Inc. (S)	5.000	12-15-21		16,625,000	18,110,544
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22		13,265,000	13,662,950
Mallinckrodt International Finance SA (S)	5.750	08-01-22		10,085,000	10,311,913
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20		240,000	252,000
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21		6,910,000	7,462,800

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Industrials 0.6%					$29,499,713
Airlines 0.4%
Air Canada (S)	6.750	10-01-19		2,830,000	3,006,875
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23		1,295,992	1,487,151
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22		1,965,753	2,277,915
TAM Capital 3, Inc. (S)	8.375	06-03-21		5,875,000	6,259,813
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24		1,824,401	2,034,207
US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19		5,874,232	6,491,027
Industrial conglomerates 0.2%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15		8,405,000	7,942,725
Information technology 1.1%					52,097,547
Electronic equipment, instruments and components 0.3%
Zebra Technologies Corp. (S)	7.250	10-15-22		12,655,000	13,525,031
IT services 0.5%
IBM Corp.	2.750	12-21-20	GBP	5,515,000	8,886,041
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		13,790,000	14,272,650
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (S)	5.875	02-15-22		11,460,000	12,118,950
Software 0.1%
First Data Corp. (S)	8.875	08-15-20		3,065,000	3,294,875
Materials 3.4%					156,455,558
Chemicals 0.7%
Methanex Corp.	4.250	12-01-24		23,265,000	23,657,411
W.R. Grace & Co-Conn (S)	5.125	10-01-21		9,400,000	9,752,500
Construction materials 0.4%
Cemex Finance LLC (S)	9.375	10-12-22		9,510,000	10,841,400
Votorantim Cimentos SA (S)	7.250	04-05-41		7,010,000	7,185,250
Containers and packaging 1.6%
Ball Corp.	4.000	11-15-23		14,130,000	13,564,800
Ball Corp.	6.750	09-15-20		12,800,000	13,344,000
Crown Americas LLC	4.500	01-15-23		11,295,000	10,843,200
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,329,000	3,686,868
Sealed Air Corp. (S)	4.875	12-01-22		8,620,000	8,587,675
Sealed Air Corp. (S)	5.125	12-01-24		8,620,000	8,641,550
Sealed Air Corp. (S)	6.500	12-01-20		15,235,000	16,758,500
Metals and mining 0.7%
ArcelorMittal	7.250	03-01-41		9,440,000	9,487,200
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22		13,210,000	11,822,950
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		2,595,000	3,403,628
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		1,540,000	1,976,377
Vale Overseas, Ltd.	4.625	09-15-20		2,805,000	2,902,249
Telecommunication services 2.0%					90,412,500
Diversified telecommunication services 1.6%
Frontier Communications Corp.	7.125	03-15-19		1,045,000	1,144,275
Frontier Communications Corp.	7.125	01-15-23		10,460,000	10,930,700
Frontier Communications Corp.	9.250	07-01-21		1,815,000	2,128,088
GTP Acquisition Partners I LLC (S)	7.628	06-15-16		3,215,000	3,380,103
HC2 Holdings, Inc. (S)	11.000	12-01-19		22,480,000	22,367,600
T-Mobile USA, Inc.	6.125	01-15-22		16,150,000	16,432,625
T-Mobile USA, Inc.	6.250	04-01-21		5,882,000	6,029,050

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	$3,579,375
T-Mobile USA, Inc.	6.836	04-28-23		3,940,000	4,097,600
Verizon Communications, Inc. (P)	1.984	09-14-18		4,995,000	5,235,255
Wireless telecommunication services 0.4%
SBA Telecommunications, Inc.	5.750	07-15-20		3,495,000	3,599,850
SBA Tower Trust (S)	5.101	04-17-17		4,191,000	4,435,654
SoftBank Corp. (S)	4.500	04-15-20		7,070,000	7,052,325
Utilities 2.1%					98,438,239
Electric utilities 0.9%
NRG Energy, Inc. (S)	6.250	05-01-24		7,740,000	7,914,150
NRG Energy, Inc.	6.625	03-15-23		10,290,000	10,778,775
NRG Yield Operating LLC (S)	5.375	08-15-24		6,000,000	6,090,000
RJS Power Holdings LLC (S)	5.125	07-15-19		15,615,000	15,497,888
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,418,227
Independent power and renewable electricity producers 0.9%
Calpine Corp.	5.750	01-15-25		16,730,000	17,022,775
Calpine Corp. (S)	5.875	01-15-24		1,541,000	1,637,313
Calpine Corp. (S)	6.000	01-15-22		12,321,000	13,152,668
Dynegy Finance I/II, Inc. (S)	7.375	11-01-22		6,150,000	6,472,875
Dynegy, Inc.	5.875	06-01-23		5,305,000	5,212,163
Multi-utilities 0.3%
NiSource Finance Corp.	4.800	02-15-44		3,930,000	4,158,164
NiSource Finance Corp.	5.650	02-01-45		7,615,000	9,083,241
Foreign government obligations 20.2%					$935,682,268
(Cost $991,002,433)
Australia 2.8%					129,186,296
New South Wales Treasury Corp.	6.000	05-01-20	AUD	37,015,000	36,290,622
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	21,695,000	19,356,913
Queensland Treasury Corp.	5.500	06-21-21	AUD	10,410,000	10,072,896
Queensland Treasury Corp.	6.000	10-21-15	AUD	27,105,000	23,753,667
Queensland Treasury Corp.	6.000	04-21-16	AUD	44,608,000	39,712,198
Bermuda 0.3%					14,500,950
Government of Bermuda (S)	4.854	02-06-24		13,960,000	14,500,950
Brazil 0.6%					28,577,455
Federative Republic of Brazil	10.000	01-01-21	BRL	27,975,000	10,504,374
Federative Republic of Brazil	10.000	01-01-23	BRL	28,750,000	10,650,022
Federative Republic of Brazil	12.500	01-05-16	BRL	18,540,000	7,423,059
Canada 2.3%					106,406,719
Export Development Canada	3.250	08-08-17	AUD	6,135,000	5,272,282
Government of Canada	1.250	02-01-16	CAD	89,505,000	78,529,581
Government of Canada	1.250	03-01-18	CAD	2,905,000	2,547,890
Province of Ontario	6.250	06-16-15	NZD	12,870,000	10,212,900
Province of Ontario	6.250	09-29-20	AUD	5,965,000	5,778,999
Province of Quebec	6.750	11-09-15	NZD	5,060,000	4,065,067
Mexico 1.0%					45,376,315
Government of Mexico	4.750	06-14-18	MXN	161,960,000	11,741,847

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico	5.000	06-15-17	MXN	233,003,100	$17,178,023
Government of Mexico	8.000	12-07-23	MXN	198,247,500	16,456,445
New Zealand 3.0%					140,757,350
Dominion of New Zealand	5.000	03-15-19	NZD	45,220,000	37,318,029
Dominion of New Zealand	6.000	04-15-15	NZD	25,105,000	19,874,888
Dominion of New Zealand	6.000	12-15-17	NZD	59,260,000	49,666,570
Dominion of New Zealand	6.000	05-15-21	NZD	38,470,000	33,897,863
Norway 1.5%					67,413,910
Government of Norway	4.500	05-22-19	NOK	245,073,000	39,607,055
Government of Norway	5.000	05-15-15	NOK	191,822,000	27,806,855
Peru 0.2%					10,819,550
Republic of Peru	7.350	07-21-25		8,135,000	10,819,550
Philippines 1.9%					87,583,686
Republic of Philippines	4.950	01-15-21	PHP	659,000,000	15,299,132
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	7,965,947
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	22,322,681
Republic of Philippines	6.500	04-28-21	PHP	792,600,000	20,279,528
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	8,376,814
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	13,339,584
Singapore 1.9%					86,229,300
Republic of Singapore	2.375	04-01-17	SGD	36,300,000	28,996,189
Republic of Singapore	2.500	06-01-19	SGD	10,700,000	8,650,012
Republic of Singapore	2.875	07-01-15	SGD	27,350,000	21,260,774
Republic of Singapore	3.250	09-01-20	SGD	32,710,000	27,322,325
South Korea 2.0%					93,065,088
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	654,810,000	544,814
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	654,810,000	551,519
Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW	654,810,000	563,962
Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW	654,810,000	557,807
Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW	654,810,000	570,038
Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW	654,810,000	575,937
Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW	654,810,000	581,844
Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW	654,810,000	587,800
Korea Treasury Bond Principal Strips	3.286	09-10-18	KRW	22,776,000,000	18,950,055
Republic of Korea	3.250	06-10-15	KRW	19,800,000,000	17,983,018
Republic of Korea	3.500	03-10-17	KRW	36,660,000,000	34,121,214
Republic of Korea	4.000	03-10-16	KRW	18,900,000,000	17,477,080
Sweden 1.5%					68,083,914
Kingdom of Sweden	3.000	07-12-16	SEK	151,150,000	21,252,725
Kingdom of Sweden	3.750	08-12-17	SEK	162,735,000	24,012,816
Kingdom of Sweden	5.000	12-01-20	SEK	134,390,000	22,818,373
Thailand 1.2%					57,681,735
Kingdom of Thailand	3.250	06-16-17	THB	1,844,000,000	57,681,735
Capital preferred securities 1.5%					$72,218,853
(Cost $73,317,567)
Financials 1.5%					72,218,853
Banks 1.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-26-14		19,100,000	14,862,283

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase Capital XXIII (P)	1.232	05-15-47	10,121,000	$8,122,103
M&T Capital Trust III	9.250	02-01-27	480,000	485,289
SunTrust Preferred Capital I (P)(Q)	4.000	01-09-15	9,340,000	7,238,500
USB Capital IX (P)(Q)	3.500	01-09-15	18,299,000	14,822,190
Wachovia Capital Trust III (P)(Q)	5.570	01-09-15	27,585,000	26,688,488
Convertible bonds 1.6%				$72,710,446
(Cost $59,633,919)
Consumer discretionary 0.2%				10,540,625
Household durables 0.1%
Lennar Corp. (S)	2.750	12-15-20	2,500,000	5,337,500
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750	03-30-43	3,700,000	5,203,125
Consumer staples 0.1%				6,193,342
Tobacco 0.1%
Vector Group, Ltd. (P)	2.500	01-15-19	4,380,000	6,193,342
Financials 0.3%				13,195,241
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	2.000	04-01-20	9,065,000	13,195,241
Health care 0.4%				16,360,669
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42	9,319,000	16,360,669
Industrials 0.4%				18,274,575
Machinery 0.2%
Trinity Industries, Inc.	3.875	06-01-36	5,385,000	7,811,616
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18	7,145,000	10,462,959
Information technology 0.2%				8,145,994
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250	08-01-39	4,535,000	8,145,994
Term loans (M) 12.6%				$582,514,496
(Cost $586,688,682)
Consumer discretionary 3.3%				152,401,453
Automobiles 0.4%
Chrysler Group LLC	3.250	12-31-18	16,893,991	16,767,286
Hotels, restaurants and leisure 1.1%
Burger King Corp.	4.500	10-27-21	20,320,000	20,367,163
Four Seasons Holdings, Inc.	3.500	06-27-20	14,865,050	14,730,343
Hilton Worldwide Finance LLC	3.500	10-26-20	15,786,149	15,622,652
Media 0.9%
Charter Communications Operating LLC	4.250	09-12-21	11,300,000	11,374,162
RentPath, Inc.	6.250	05-29-20	11,751,250	11,729,216
Univision Communications, Inc.	4.000	03-01-20	8,584,804	8,494,930
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	8,910,000	8,822,753
Multiline retail 0.6%
Hudson's Bay Company	5.561	11-04-20	15,629,375	15,660,634
Lands' End, Inc.	4.250	04-04-21	13,318,075	13,051,714

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.3%
The Men's Wearhouse, Inc.	4.500	06-18-21	15,785,525	$15,780,600
Consumer staples 1.8%				83,429,175
Food and staples retailing 1.0%
Aramark Services, Inc.	3.250	02-24-21	22,913,467	22,592,678
Rite Aid Corp.	3.500	02-21-20	10,925,450	10,843,509
SUPERVALU, Inc.	4.500	03-21-19	11,611,816	11,549,611
Food products 0.8%
Big Heart Pet Brands	3.500	03-08-20	6,899,697	6,656,482
HJ Heinz Company	3.500	06-05-20	31,838,633	31,786,895
Financials 1.0%				47,881,534
Capital markets 0.2%
La Quinta Intermediate Holdings LLC	4.000	04-14-21	8,302,539	8,261,027
Insurance 0.3%
HUB International, Ltd.	4.250	10-02-20	17,417,301	17,221,356
Real estate investment trusts 0.5%
Crown Castle Operating Company	3.000	01-31-21	22,500,403	22,399,151
Health care 3.1%				144,338,123
Health care equipment and supplies 0.5%
Biomet, Inc.	3.655	07-25-17	22,073,292	22,038,814
Health care providers and services 1.2%
Catalent Pharma Solutions, Inc.	4.250	05-20-21	6,561,026	6,559,851
Community Health Systems, Inc.	4.250	01-27-21	19,644,665	19,684,564
Kindred Healthcare, Inc.	4.000	04-09-21	6,299,213	6,241,468
National Mentor Holdings, Inc.	4.750	01-31-21	6,576,088	6,549,376
Opal Acquisition, Inc.	5.000	11-27-20	10,287,675	10,265,176
Ortho-Clinical Diagnostics, Inc.	4.750	06-30-21	8,748,250	8,658,335
Pharmaceuticals 1.4%
Endo Luxembourg Finance I Company Sarl	3.250	02-28-21	12,696,300	12,545,531
Grifols Worldwide Operations USA, Inc.	3.156	02-27-21	16,444,171	16,272,872
Mallinckrodt International Finance SA	3.500	03-19-21	29,113,014	28,846,135
Valeant Pharmaceuticals International, Inc.	3.500	08-05-20	6,719,043	6,676,001
Industrials 1.1%				48,545,985
Airlines 0.4%
Delta Air Lines, Inc.	3.250	04-20-17	13,972,779	13,864,099
US Airways, Inc.	3.500	05-23-19	6,990,100	6,869,521
Construction and engineering 0.2%
AECOM Technology Corp.	3.750	10-15-21	8,116,157	8,131,374
Professional services 0.2%
Capital Safety North America Holdings, Inc.	3.750	03-29-21	7,882,350	7,672,979
Trading companies and distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	12,256,200	12,008,012
Information technology 0.7%				32,026,102
Electronic equipment, instruments and components 0.4%
Dell International LLC	4.500	04-29-20	16,613,767	16,628,869
Software 0.3%
First Data Corp.	3.655	03-23-18	5,223,092	5,151,275

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
First Data Corp.	3.655	09-24-18	1,245,000	$1,227,881
First Data Corp.	4.155	03-24-21	1,892,705	1,878,983
IMS Health, Inc.	3.500	03-17-21	7,238,625	7,139,094
Materials 0.5%				22,385,788
Containers and packaging 0.3%
Berry Plastics Group, Inc.	3.500	02-08-20	12,044,566	11,814,430
Metals and mining 0.2%
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	6,320,606	5,922,932
Signode Industrial Group US, Inc.	3.895	05-01-21	4,716,222	4,648,426
Telecommunication services 0.1%				5,312,155
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250	03-24-21	5,396,475	5,312,155
Utilities 1.0%				46,194,181
Electric utilities 0.7%
ExGen Texas Power LLC	5.750	09-16-21	14,000,000	14,026,250
La Frontera Generation LLC	4.500	09-30-20	16,433,733	16,433,733
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.000	04-23-20	15,790,126	15,734,198
Collateralized mortgage obligations 5.7%				$265,616,579
(Cost $265,366,114)
Commercial and residential 5.3%				245,828,969
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.633	04-25-35	3,014,228	2,998,141
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.328	12-25-46	27,326,613	2,312,154
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,190,818
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.952	05-10-45	3,540,000	3,777,109
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,368,295
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.465	04-20-35	10,558,888	10,086,567
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.782	01-25-35	3,181,860	3,160,503
Series 2005-2, Class A1 (P)	2.580	03-25-35	3,355,864	3,387,526
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01-25-35	2,775,226	2,697,209
Series 2004-13, Class A1 (P)	0.895	11-25-34	4,930,861	4,897,243
Series 2004-8, Class 1A (P)	0.855	09-25-34	926,787	898,655
Series 2005-7, Class 11A1 (P)	0.695	08-25-35	2,314,289	2,149,035
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P)	3.150	12-15-16	8,950,000	8,950,000
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.464	02-25-37	2,988,989	2,983,378
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.988	12-10-49	3,930,000	4,319,015
Series 2014-PAT, Class E (P) (S)	3.303	08-13-27	3,230,000	3,201,851
Series 2014-TWC, Class D (P) (S)	2.404	02-13-32	8,060,000	8,035,651
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.864	09-19-44	20,277,069	1,128,275

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR2, Class X2 IO	2.673	03-19-45	44,484,736	$3,792,115
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.710	06-10-28	5,350,000	5,026,170
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	6.013	07-10-38	5,674,000	6,014,820
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.598	05-25-34	5,955,438	5,894,008
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.171	06-19-34	4,996,565	4,963,043
Series 2004-7, Class 4A (P)	2.658	11-19-34	5,077,732	5,071,167
Series 2005-2, Class IX IO	2.193	05-19-35	12,172,620	802,297
Series 2005-9, Class 2A1A (P)	0.495	06-20-35	3,600,997	3,439,910
Series 2005-9, Class 2A1C (P)	0.605	06-20-35	2,521,853	2,310,123
Series 2005-8, Class 1X IO	2.083	09-19-35	4,554,383	243,578
Series 2007-3, Class ES IO (S)	0.350	05-19-47	11,171,662	118,699
Series 2007-4, Class ES IO	0.349	07-19-47	12,144,743	121,447
Series 2007-6, Class ES IO (S)	0.343	08-19-37	9,554,588	101,517
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.906	11-05-30	5,651,642	5,652,377
IndyMac Index Mortgage Loan Trust Series 2005-AR18, Class 2X IO	1.681	10-25-36	17,035,284	613,165
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class AM (P)	5.445	12-15-44	4,175,000	4,332,727
Series 2006-LDP7, Class AM (P)	6.057	04-15-45	8,081,000	8,629,595
Series 2007-CB18, Class A4	5.440	06-12-47	4,012,289	4,313,427
Series 2014-INN, Class F (P) (S)	4.155	06-15-29	3,395,000	3,364,204
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,469,307
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.148	12-25-34	1,997,585	1,946,898
Series 2005-A2, Class A2 (P)	2.483	02-25-35	5,185,960	5,166,450
Series 2006-3, Class 2A1 (P)	2.283	10-25-36	1,978,823	1,920,616
Series 2007-1, Class 2A1 (P)	2.527	01-25-37	9,415,279	9,250,079
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.487	01-12-44	5,425,000	5,640,443
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	2,775,783	2,938,924
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,252,395
Series 2014-150E, Class F (P) (S)	4.438	09-09-32	6,185,000	5,848,666
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.427	10-25-34	1,489,216	1,477,166
Series 2004-9, Class 1A (P)	5.631	11-25-34	1,997,657	1,980,543
Opteum Mortgage Acceptance Corp. Series 2005-4, Class 1APT (P)	0.465	11-25-35	3,172,580	2,982,727
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.503	12-25-33	3,271,508	3,223,937
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.395	01-25-35	5,370,890	5,390,763
Series 2005-AR19, Class A1A2 (P)	0.445	12-25-45	4,802,394	4,522,069
Series 2005-AR2, Class 2A1B (P)	0.525	01-25-45	5,802,622	5,332,638
Series 2005-AR2, Class 2A2B (P)	0.535	01-25-45	4,031,681	3,708,413
Series 2005-AR3, Class A2 (P)	2.396	03-25-35	5,058,937	5,028,745
Series 2005-AR6, Class 2A1A (P)	0.385	04-25-45	9,588,408	8,918,149

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR8, Class 2AB2 (P)	0.575	07-25-45	4,479,099	$4,132,475
Series 2005-AR8, Class 2AB3 (P)	0.515	07-25-45	3,236,510	2,969,375
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.667	04-16-35	7,406,403	6,809,306
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	3,529,307	3,573,071
U.S. Government Agency 0.4%				19,787,610
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.805	04-25-24	3,490,000	3,346,376
Series 291, Class IO	3.500	11-15-32	13,272,950	2,538,079
Series 292, Class IO	3.500	11-15-27	9,095,288	1,166,303
Series 296, Class IO	3.000	12-15-27	6,939,138	867,962
Series 304, Class C42 IO	4.000	12-15-27	14,236,393	1,606,894
Series 4077, Class IK IO	5.000	07-15-42	10,310,508	2,046,318
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	12,322,656	1,487,574
Series 2013-39, Class KI IO	4.000	05-25-28	19,487,708	2,346,201
Series 402, Class 3 IO	4.000	11-25-39	980,893	174,604
Series 402, Class 4 IO	4.000	10-25-39	1,511,434	264,571
Series 402, Class 7 IO	4.500	11-25-39	2,136,777	403,476
Series 406, Class 3 IO	4.000	01-25-41	5,141,960	645,878
Series 407, Class 4 IO	4.500	03-25-41	8,100,983	1,150,572
Series 407, Class 7 IO	5.000	03-25-41	5,653,222	1,172,911
Series 407, Class 8 IO	5.000	03-25-41	2,827,387	569,891
Asset backed securities 0.9%				$43,254,866
(Cost $42,425,297)
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	11,240,000	11,290,063
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	21,837,350	22,362,451
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.655	06-25-33	1,861,082	1,786,981
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,259,670	3,472,934
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.455	12-25-36	4,492,523	4,342,437
			Shares	Value
Common stocks 2.6%				$122,617,756
(Cost $104,005,289)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (I)			110,794	0
Financials 2.6%				122,617,756
Banks 2.0%
City National Corp.			59,867	4,621,134
Commerce Bancshares, Inc.			197,071	8,438,595
Investors Bancorp, Inc.			634,693	6,861,031
Park National Corp.			61,349	4,996,263
SunTrust Banks, Inc.			328,570	12,909,515
Synovus Financial Corp.			331,578	8,567,976
Talmer Bancorp, Inc., Class A			831,216	11,562,215
TCF Financial Corp.			565,500	8,776,560

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	144,725	$12,659,096
U.S. Bancorp	301,525	13,327,405
Capital markets 0.1%
Ares Capital Corp.	272,500	4,482,625
Consumer finance 0.3%
Capital One Financial Corp.	168,445	14,014,624
Insurance 0.2%
MetLife, Inc.	205,012	11,400,717
Preferred securities 8.3%		$384,819,386
(Cost $367,211,380)
Consumer staples 0.6%		26,408,603
Food products 0.6%
Post Holdings, Inc., 5.250%	176,400	15,479,100
Tyson Foods, Inc., 4.750%	208,181	10,929,503
Financials 4.5%		207,217,530
Banks 2.6%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)	174,825	4,755,240
First Tennessee Bank NA, 3.750% (S)	17,017	11,970,929
HSBC USA, Inc., 3.500%	354,999	7,959,078
Huntington Bancshares, Inc., 8.500%	10,050	13,467,000
M&T Bank Corp., Series A, 6.375%	11,955	11,775,675
Regions Financial Corp., 6.375%	368,015	9,211,415
SunTrust Banks, Inc., 4.000%	309,575	6,810,650
U.S. Bancorp, 3.500%	18,202	14,962,044
U.S. Bancorp (6.500% to 01-15-2022, then 3 month LIBOR + 4.468%)	426,925	12,654,057
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	227,445	5,870,355
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	298,939	8,355,644
Zions Bancorporation, 7.900%	297,475	8,204,361
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	187,240	5,023,649
Diversified financial services 0.3%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	401,950	10,627,558
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	333,700	10,227,905
Real estate investment trusts 1.4%
American Tower Corp., 5.250%	116,665	13,580,973
Crown Castle International Corp., 4.500%	201,152	21,322,112
Weyerhaeuser Company, 6.375%	518,550	30,438,885
Industrials 0.6%		29,911,886
Aerospace and defense 0.3%
United Technologies Corp., 7.500%	229,596	13,778,056
Machinery 0.3%
Stanley Black & Decker, Inc., 6.250%	139,820	16,133,830
Materials 0.3%		14,360,929
Metals and mining 0.3%
Alcoa, Inc., 5.375%	208,770	11,127,441
ArcelorMittal, 6.000%	165,650	3,233,488

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

			Shares	Value
Utilities 2.3%				$106,920,438
Electric utilities 1.0%
	Exelon Corp., 6.500%		495,563	25,863,433
	NextEra Energy, Inc., 5.799%		61,330	3,449,813
	NextEra Energy, Inc., 5.889%		217,885	14,341,191
	SCE Trust I, 5.625%		190,505	4,743,575
Gas utilities 0.3%
	The Laclede Group, Inc., 6.750%		263,172	13,948,116
Multi-utilities 1.0%
	Dominion Resources, Inc., 6.000%		319,210	18,654,632
	Dominion Resources, Inc., 6.375%		414,519	21,451,358
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)		166,294	4,468,320
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$8,225
(Cost $50)
Consumer discretionary 0.0%				8,225
Lear Corp., Series B (I)	8.750	12-01-16	940,000	8,225
			Notional par	Value
Purchased options 0.3%				$15,726,941
(Cost $13,182,655)
Call options 0.1%				5,820,045
Over the Counter on the USD vs. CAD (Expiration Date: 5-6-15; Strike Price: $1.15; Counterparty: Morgan Stanley Company, Inc.) (I)			128,740,000	2,379,888
Over the Counter on the USD vs. CAD (Expiration Date: 9-3-15; Strike Price: $1.30; Counterparty: Goldman Sachs & Company) (I)			89,190,000	313,681
Over the Counter on the USD vs. JPY (Expiration Date: 3-3-15; Strike Price: $110.50; Counterparty: Morgan Stanley Company, Inc.) (I)			44,121,250	3,126,476
Put options 0.2%				9,906,896
Over the Counter on the AUD vs. JPY (Expiration Date: 4-14-15; Strike Price: AUD 87.25; Counterparty: Citigroup Global Markets) (I)			159,495,000	300,336
Over the Counter on the EUR vs. USD (Expiration Date: 2-2-16; Strike Price: EUR 1.15; Counterparty: Morgan Stanley Company, Inc.) (I)			199,625,000	2,926,310
Over the Counter on the EUR vs. USD (Expiration Date: 2-24-16; Strike Price: EUR 1.15; Counterparty: Morgan Stanley Company, Inc.) (I)			127,080,000	1,951,360
Over the Counter on the EUR vs. USD (Expiration Date: 6-22-15; Strike Price: EUR 1.23; Counterparty: Morgan Stanley Company, Inc.) (I)			119,195,000	2,897,120
Over the Counter on the GBP vs. USD (Expiration Date: 6-23-15; Strike Price: GBP 1.50; Counterparty: Standard Chartered Bank) (I)			120,525,000	1,831,770
			Par value	Value
Short-term investments 1.7%				$77,191,741
(Cost $77,191,741)
Repurchase agreement 1.7%				77,191,741
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $72,613,363 on 12-1-14, collateralized by $51,106,400 U.S. Treasury Inflation Indexed Bonds, 2.125% - 2.375% due 1-15-25 to 2-15-41 (valued at $74,065,724, including interest)			72,613,000	72,613,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $4,138,000 on 12-1-14, collateralized by $4,105,000 Federal Home Loan Bank, 2.875% due 6-14-24 (valued at $4,223,224, including interest)			4,138,000	4,138,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $440,741 on 12-1-14, collateralized by $442,900 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $448,038, including interest)			440,741	440,741

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $4,491,609,116)† 97.2%	$4,508,576,907
Other assets and liabilities, net 2.8%	$128,180,344
Total net assets 100.0%	$4,636,757,251

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Key to Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $722,690,657 or 15.6% of the fund's net assets as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $4,515,467,301. Net unrealized depreciation aggregated $6,890,394, of which $142,038,629 related to appreciated investment securities and $148,929,023 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-14:

United States	69.7%
Australia	3.9%
Canada	3.9%
New Zealand	3.0%
Singapore	2.4%
Philippines	2.4%
South Korea	2.0%
Mexico	1.8%
Luxembourg	1.7%
Sweden	1.5%
Other countries	7.7%
Total	100.0%

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,936,215,350	—	$1,936,215,350	—
Foreign government obligations	935,682,268	—	935,682,268	—
Capital preferred securities	72,218,853	—	72,218,853	—
Convertible bonds	72,710,446	—	72,710,446	—
Term loans	582,514,496	—	582,514,496	—
Collateralized mortgage obligations	265,616,579	—	265,274,916	$341,663
Asset backed securities	43,254,866	—	43,254,866	—
Common stocks	122,617,756	$122,617,756	—	—
Preferred securities	384,819,386	372,848,457	11,970,929	—
Escrow certificates	8,225	—	—	8,225
Purchased options	15,726,941	—	15,726,941	—
Short-term investments	77,191,741	—	77,191,741	—
Total Investments in Securities	$4,508,576,907	$495,466,213	$4,012,760,806	$349,888
Other Financial Instruments:
Forward foreign currency contracts	$54,810,890	—	$54,810,890	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2014, the fund had $14,145,000 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2014, the fund used futures contracts to manage duration of the portfolio. There were no open futures contracts as of November 30, 2014.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	198,715,000	USD	172,396,391	J. Aron & Company	12/10/2014	—	($3,404,787)	($3,404,787)
AUD	19,865,000	USD	17,252,752	JPMorgan Chase Bank N.A.	12/10/2014	—	(359,120)	(359,120)
AUD	44,830,000	USD	38,060,625	Royal Bank of Canada	12/10/2014	$63,792	—	63,792
CAD	98,922,451	NZD	113,900,000	Royal Bank of Canada	12/10/2014	—	(2,793,884)	(2,793,884)
CAD	45,206,457	USD	39,885,000	Bank of Montreal	12/10/2014	—	(359,657)	(359,657)
CAD	117,246,790	USD	104,420,000	Bank of Nova Scotia	12/10/2014	—	(1,907,660)	(1,907,660)
CAD	312,437,442	USD	278,075,000	Canadian Imperial Bank of Commerce	12/10/2014	—	(4,901,695)	(4,901,695)
CAD	874,346,849	USD	770,698,750	Royal Bank of Canada	12/10/2014	—	(6,231,418)	(6,231,418)
CAD	269,506,765	USD	239,391,250	Toronto Dominion Bank	12/10/2014	—	(3,753,508)	(3,753,508)
EUR	119,660,000	GBP	94,440,468	Deutsche Bank AG London	12/10/2014	1,287,775	—	1,287,775
EUR	39,725,000	USD	50,084,486	Citibank N.A.	12/10/2014	—	(686,379)	(686,379)
EUR	199,630,000	USD	247,537,297	Deutsche Bank AG London	12/10/2014	702,954	—	702,954
EUR	39,885,000	USD	50,577,371	Royal Bank of Canada	12/10/2014	—	(980,304)	(980,304)
EUR	59,775,000	USD	74,475,405	Royal Bank of Scotland PLC	12/10/2014	—	(145,089)	(145,089)
EUR	268,980,000	USD	336,499,634	State Street Bank and Trust Company	12/10/2014	—	(2,022,539)	(2,022,539)
GBP	55,270,186	EUR	69,425,000	Deutsche Bank AG London	12/10/2014	—	(1,805)	(1,805)
GBP	39,870,000	USD	63,398,084	Deutsche Bank AG London	12/10/2014	—	(1,123,833)	(1,123,833)
GBP	20,065,000	USD	31,364,605	Royal Bank of Scotland PLC	12/10/2014	—	(24,428)	(24,428)
GBP	20,060,000	USD	31,362,005	Standard Chartered Bank	12/10/2014	—	(29,637)	(29,637)
NZD	259,435,000	USD	200,378,871	Australia and New Zealand Banking Group	12/10/2014	2,988,811	—	2,988,811
NZD	199,105,000	USD	155,507,059	Citibank N.A.	12/10/2014	568,730	—	568,730
NZD	319,840,000	USD	247,079,317	Deutsche Bank AG London	12/10/2014	3,639,050	—	3,639,050
NZD	40,355,000	USD	31,642,759	J. Aron & Company	12/10/2014	—	(9,006)	(9,006)
NZD	322,760,000	USD	249,357,767	JPMorgan Chase Bank N.A.	12/10/2014	3,649,549	—	3,649,549
NZD	79,755,000	USD	62,420,251	Royal Bank of Canada	12/10/2014	98,644	—	98,644
NZD	35,725,000	USD	27,692,234	Royal Bank of Scotland PLC	12/10/2014	312,124	—	312,124

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
SGD	53,997,079	EUR	33,375,000	Citibank N.A.	12/10/2014	—	(100,779)	(100,779)
SGD	131,029,845	EUR	81,750,000	Deutsche Bank AG London	12/10/2014	—	(1,191,971)	(1,191,971)
SGD	80,036,798	EUR	49,500,000	Standard Chartered Bank	12/10/2014	—	(186,855)	(186,855)
SGD	14,060,352	USD	11,050,000	Bank of Nova Scotia	12/10/2014	—	(269,530)	(269,530)
SGD	13,033,676	USD	10,265,000	HSBC Bank USA	12/10/2014	—	(271,711)	(271,711)
SGD	5,694,556	USD	4,470,000	State Street Bank and Trust Company	12/10/2014	—	(103,822)	(103,822)
USD	231,320,643	AUD	262,088,525	Barclays Bank PLC Wholesale	12/10/2014	8,434,801	—	8,434,801
USD	172,834,669	AUD	198,715,000	J. Aron & Company	12/10/2014	3,843,066	—	3,843,066
USD	17,373,532	AUD	19,865,000	JPMorgan Chase Bank N.A.	12/10/2014	479,899	—	479,899
USD	38,209,730	AUD	44,830,000	Royal Bank of Canada	12/10/2014	85,313	—	85,313
USD	12,851,897	AUD	14,934,341	Standard Chartered Bank	12/10/2014	151,405	—	151,405
USD	39,885,000	CAD	44,949,398	Bank of Montreal	12/10/2014	584,411	—	584,411
USD	39,890,000	CAD	44,907,763	Bank of Nova Scotia	12/10/2014	625,813	—	625,813
USD	317,780,000	CAD	356,277,817	Canadian Imperial Bank of Commerce	12/10/2014	6,275,758	—	6,275,758
USD	770,755,000	CAD	869,966,527	Royal Bank of Canada	12/10/2014	10,117,516	—	10,117,516
USD	779,209,659	CAD	867,478,974	Toronto Dominion Bank	12/10/2014	20,747,112	—	20,747,112
USD	34,531,216	EUR	27,200,000	Bank of Nova Scotia	12/10/2014	707,969	—	707,969
USD	50,329,589	EUR	39,725,000	Citibank N.A.	12/10/2014	931,482	—	931,482
USD	311,722,238	EUR	249,865,000	Deutsche Bank AG London	12/10/2014	1,014,678	—	1,014,678
USD	50,635,683	EUR	39,885,000	Royal Bank of Canada	12/10/2014	1,038,616	—	1,038,616
USD	74,762,753	EUR	59,775,000	Royal Bank of Scotland PLC	12/10/2014	432,437	—	432,437
USD	312,938,083	EUR	250,235,000	State Street Bank and Trust Company	12/10/2014	1,770,426	—	1,770,426
USD	26,344,502	GBP	16,133,307	Deutsche Bank AG London	12/10/2014	1,145,362	—	1,145,362
USD	31,441,454	GBP	20,065,000	Royal Bank of Scotland PLC	12/10/2014	101,277	—	101,277
USD	31,454,682	GBP	20,060,000	Standard Chartered Bank	12/10/2014	122,315	—	122,315
USD	374,835,615	GBP	239,800,000	State Street Bank and Trust Company	12/10/2014	284,185	—	284,185
USD	87,164,340	NOK	558,091,477	Standard Chartered Bank	12/10/2014	7,634,948	—	7,634,948
USD	9,191,686	NOK	62,290,218	State Street Bank and Trust Company	12/10/2014	315,179	—	315,179
USD	201,055,452	NZD	259,435,000	Australia and New Zealand Banking Group	12/10/2014	—	(2,312,230)	(2,312,230)
USD	158,778,474	NZD	197,995,429	Bank of Nova Scotia	12/10/2014	3,572,463	—	3,572,463
USD	31,699,873	NZD	39,920,000	Barclays Bank PLC Wholesale	12/10/2014	407,111	—	407,111
USD	124,871,081	NZD	159,185,000	Citibank N.A.	12/10/2014	88,053	—	88,053
USD	248,010,985	NZD	319,840,000	Deutsche Bank AG London	12/10/2014	—	(2,707,382)	(2,707,382)
USD	31,829,923	NZD	40,355,000	J. Aron & Company	12/10/2014	196,170	—	196,170
USD	277,067,050	NZD	358,485,000	JPMorgan Chase Bank N.A.	12/10/2014	—	(3,944,624)	(3,944,624)
USD	62,936,664	NZD	79,755,000	Royal Bank of Canada	12/10/2014	417,769	—	417,769
USD	86,886,268	SEK	623,995,453	Citibank N.A.	12/10/2014	3,200,442	—	3,200,442
USD	223,466,250	SGD	283,299,339	Bank of Montreal	12/10/2014	6,252,618	—	6,252,618
USD	11,500,000	SGD	14,549,455	HSBC Bank USA	12/10/2014	344,520	—	344,520
						$94,634,543	($39,823,653)	$54,810,890

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2014, the fund used purchased options to manage against anticipated currency exchange rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q1	11/14
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		1/15

John Hancock

Retirement Living Portfolios

Quarterly portfolio holdings 11/30/14

Portfolio's investmentsRetirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2055 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.7%
Equity - 92.5%
Alpha Opportunities, Class NAV (Wellington)	41,880	$577,108
Blue Chip Growth, Class NAV (T. Rowe Price)	8,827	329,245
Capital Appreciation Value, Class NAV (T.Rowe Price)	39,535	520,278
Capital Appreciation, Class NAV (Jennison)	15,530	293,209
Disciplined Value, Class NAV (Robeco)	6,499	129,783
Emerging Markets, Class NAV (DFA)	43,818	460,085
Equity-Income, Class NAV (T. Rowe Price)	14,574	313,488
Financial Industries, Class NAV (John Hancock) (A)(1)	16,585	290,742
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	9,802	132,720
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	16,375	236,452
Global Equity, Class NAV (John Hancock) (A)(1)	12,648	146,847
Global Real Estate, Class NAV (Deutsche)	7,737	73,423
Global Shareholder Yield, Class NAV (Epoch)	15,152	186,216
Health Sciences, Class NAV (T. Rowe Price)	8,695	192,946
International Core, Class NAV (GMO)	3,597	120,855
International Growth Opportunities, Series NAV (Baillie Gifford)	6,849	94,790
International Growth Stock, Class NAV (Invesco)	7,497	104,437
International Small Cap, Class NAV (Franklin Templeton)	14,270	257,437
International Small Company, Class NAV (DFA)	26,136	257,437
International Value Equity, Class NAV (John Hancock) (A)(1)	7,563	68,900
International Value, Class NAV (Templeton)	14,775	239,066
Mid Cap Stock, Class NAV (Wellington)	14,989	345,648
Mid Value, Class NAV (T. Rowe Price)	16,079	287,819
Natural Resources, Class NAV (Jennison)	12,329	166,567
Real Estate Equity, Class NAV (T. Rowe Price)	5,992	73,276
Redwood, Class NAV (Robeco)	11,655	134,967
Science & Technology, Class NAV (T. Rowe Price/Allianz)	24,395	367,384
Small Cap Growth, Class NAV (Wellington)	7,797	88,725
Small Cap Value, Class NAV (Wellington)	4,651	92,513
Small Company Growth, Class NAV (Invesco)	3,616	78,680
Small Company Value, Class NAV (T. Rowe Price)	2,525	92,513
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	393,437	5,535,664
Strategic Growth, Class NAV (John Hancock) (A)(1)	16,793	293,209
U.S. Equity, Class NAV (GMO)	15,535	222,311
Value Equity, Class NAV (Barrow Hanley) (I)	9,223	94,907
Value, Class NAV (Invesco)	8,886	114,540
Fixed income - 4.8%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	5,115	53,089
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	175	1,673
Core Bond, Class NAV (Wells Capital)	1,024	13,419
Core High Yield, Class NAV (John Hancock) (A)(2)	2,839	30,326
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	4,261	41,584
Floating Rate Income, Class NAV (WAMCO)	10,992	101,122
Global Bond, Class NAV (PIMCO) (I)	1,048	12,772
Global Income, Class NAV (Stone Harbor)	5,941	58,339
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	4,356	42,039
High Yield, Class NAV (WAMCO)	3,268	29,378
Real Return Bond, Class NAV (PIMCO)	1,421	16,282
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	8,031	80,628

2SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Spectrum Income, Class NAV (T. Rowe Price)	5,150	$56,860
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	8,317	90,655
Total Return, Class NAV (PIMCO)	1,685	23,508
U.S. High Yield Bond, Class NAV (Wells Capital)	2,381	29,378
Alternative - 2.4%
Absolute Return Currency, Class NAV (First Quadrant)	29,600	280,605
Global Absolute Return Strategies, Class NAV (Standard Life)	4,703	54,415
Total investments (Cost $13,733,501) - 99.7%		$14,030,259
Other assets and liabilities, net - 0.3%		$35,167
TOTAL NET ASSETS - 100.0%		$14,065,426

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS3

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2050 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 92.7%
Alpha Opportunities, Class NAV (Wellington)	735,716	$10,138,172
Blue Chip Growth, Class NAV (T. Rowe Price)	155,919	5,815,791
Capital Appreciation Value, Class NAV (T.Rowe Price)	695,681	9,155,162
Capital Appreciation, Class NAV (Jennison)	273,841	5,170,120
China Emerging Leaders, Class NAV (DFA)	143,632	1,417,646
Disciplined Value, Class NAV (Robeco)	114,399	2,284,553
Emerging Markets, Class NAV (DFA)	855,584	8,983,633
Equity-Income, Class NAV (T. Rowe Price)	255,827	5,502,840
Financial Industries, Class NAV (John Hancock) (A)(1)	291,647	5,112,576
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	174,415	2,361,578
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	287,437	4,150,587
Global Equity, Class NAV (John Hancock) (A)(1)	222,175	2,579,451
Global Real Estate, Class NAV (Deutsche)	136,082	1,291,421
Global Shareholder Yield, Class NAV (Epoch)	266,320	3,273,068
Health Sciences, Class NAV (T. Rowe Price)	169,778	3,767,370
International Core, Class NAV (GMO)	63,402	2,130,297
International Growth Opportunities, Series NAV (Baillie Gifford)	121,708	1,684,443
International Growth Stock, Class NAV (Invesco)	132,359	1,843,759
International Small Cap, Class NAV (Franklin Templeton)	250,424	4,517,649
International Small Company, Class NAV (DFA)	458,645	4,517,649
International Value Equity, Class NAV (John Hancock) (A)(1)	132,761	1,209,449
International Value, Class NAV (Templeton)	259,362	4,196,469
Mid Cap Stock, Class NAV (Wellington)	264,983	6,110,514
Mid Value, Class NAV (T. Rowe Price)	282,724	5,060,767
Natural Resources, Class NAV (Jennison)	240,108	3,243,853
Real Estate Equity, Class NAV (T. Rowe Price)	106,863	1,306,940
Redwood, Class NAV (Robeco)	205,462	2,379,255
Science & Technology, Class NAV (T. Rowe Price/Allianz)	476,535	7,176,621
Small Cap Growth, Class NAV (Wellington)	136,789	1,556,663
Small Cap Value, Class NAV (Wellington)	81,646	1,623,941
Small Company Growth, Class NAV (Invesco)	63,817	1,388,649
Small Company Value, Class NAV (T. Rowe Price)	44,110	1,616,208
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	6,905,317	97,157,805
Strategic Growth, Class NAV (John Hancock) (A)(1)	297,407	5,192,727
U.S. Equity, Class NAV (GMO)	272,634	3,901,393
Value Equity, Class NAV (Barrow Hanley) (I)	162,366	1,670,746
Value, Class NAV (Invesco)	155,941	2,010,078
Fixed income - 4.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	72,946	757,177
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	31,619	302,274
Core Bond, Class NAV (Wells Capital)	14,663	192,086
Core High Yield, Class NAV (John Hancock) (A)(2)	40,437	431,871
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	60,818	593,584
Floating Rate Income, Class NAV (WAMCO)	214,686	1,975,107
Global Bond, Class NAV (PIMCO) (I)	22,796	277,878
Global Income, Class NAV (Stone Harbor)	84,492	829,711
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	61,955	597,864
High Yield, Class NAV (WAMCO)	45,739	411,192
Real Return Bond, Class NAV (PIMCO)	30,397	348,345

4SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	114,428	$1,148,861
Spectrum Income, Class NAV (T. Rowe Price)	73,465	811,050
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	118,590	1,292,628
Total Return, Class NAV (PIMCO)	36,518	509,425
U.S. High Yield Bond, Class NAV (Wells Capital)	33,389	412,020
Alternative - 2.9%
Absolute Return Currency, Class NAV (First Quadrant)	563,118	5,338,358
Global Absolute Return Strategies, Class NAV (Standard Life)	170,392	1,971,431
Total investments (Cost $218,904,801) - 100.0%		$250,700,705
Other assets and liabilities, net - 0.0%		$13,312
TOTAL NET ASSETS - 100.0%		$250,714,017

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS5

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2045 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 92.8%
Alpha Opportunities, Class NAV (Wellington)	2,340,042	$32,245,785
Blue Chip Growth, Class NAV (T. Rowe Price)	493,160	18,394,866
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,210,281	29,087,302
Capital Appreciation, Class NAV (Jennison)	866,222	16,354,274
China Emerging Leaders, Class NAV (DFA)	643,154	6,347,931
Disciplined Value, Class NAV (Robeco)	363,125	7,251,609
Emerging Markets, Class NAV (DFA)	3,425,527	35,968,031
Equity-Income, Class NAV (T. Rowe Price)	808,995	17,401,490
Financial Industries, Class NAV (John Hancock) (A)(1)	920,584	16,137,844
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	547,204	7,409,146
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	909,654	13,135,401
Global Equity, Class NAV (John Hancock) (A)(1)	700,132	8,128,537
Global Real Estate, Class NAV (Deutsche)	423,483	4,018,851
Global Shareholder Yield, Class NAV (Epoch)	839,107	10,312,625
Health Sciences, Class NAV (T. Rowe Price)	618,280	13,719,638
International Core, Class NAV (GMO)	197,919	6,650,085
International Growth Opportunities, Series NAV (Baillie Gifford)	382,684	5,296,350
International Growth Stock, Class NAV (Invesco)	416,150	5,796,965
International Small Cap, Class NAV (Franklin Templeton)	776,009	13,999,201
International Small Company, Class NAV (DFA)	1,416,138	13,948,957
International Value Equity, Class NAV (John Hancock) (A)(1)	411,342	3,747,329
International Value, Class NAV (Templeton)	791,844	12,812,040
Mid Cap Stock, Class NAV (Wellington)	837,511	19,313,010
Mid Value, Class NAV (T. Rowe Price)	893,436	15,992,506
Natural Resources, Class NAV (Jennison)	827,113	11,174,292
Real Estate Equity, Class NAV (T. Rowe Price)	332,699	4,068,913
Redwood, Class NAV (Robeco)	636,885	7,375,133
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,545,227	23,271,118
Small Cap Growth, Class NAV (Wellington)	433,882	4,937,572
Small Cap Value, Class NAV (Wellington)	257,429	5,120,266
Small Company Growth, Class NAV (Invesco)	202,348	4,403,093
Small Company Value, Class NAV (T. Rowe Price)	136,773	5,011,350
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	21,983,252	309,304,356
Strategic Growth, Class NAV (John Hancock) (A)(1)	939,068	16,396,120
U.S. Equity, Class NAV (GMO)	868,036	12,421,601
Value Equity, Class NAV (Barrow Hanley) (I)	515,294	5,302,377
Value, Class NAV (Invesco)	492,938	6,353,976
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	213,557	2,216,723
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	156,585	1,496,956
Core Bond, Class NAV (Wells Capital)	42,928	562,353
Core High Yield, Class NAV (John Hancock) (A)(2)	118,385	1,264,351
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	195,343	1,906,545
Floating Rate Income, Class NAV (WAMCO)	688,135	6,330,839
Global Bond, Class NAV (PIMCO) (I)	73,055	890,539
Global Income, Class NAV (Stone Harbor)	247,360	2,429,075
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	181,380	1,750,317
High Yield, Class NAV (WAMCO)	136,273	1,225,097
Real Return Bond, Class NAV (PIMCO)	97,769	1,120,436

6SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	335,318	$3,366,588
Spectrum Income, Class NAV (T. Rowe Price)	214,718	2,370,488
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	348,570	3,799,408
Total Return, Class NAV (PIMCO)	115,095	1,605,578
U.S. High Yield Bond, Class NAV (Wells Capital)	99,606	1,229,143
Alternative - 3.0%
Absolute Return Currency, Class NAV (First Quadrant)	1,767,916	16,759,839
Global Absolute Return Strategies, Class NAV (Standard Life)	639,261	7,396,249
Total investments (Cost $603,118,595) - 100.0%		$806,330,464
Other assets and liabilities, net - 0.0%		$45,909
TOTAL NET ASSETS - 100.0%		$806,376,373

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS7

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2040 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 92.8%
Alpha Opportunities, Class NAV (Wellington)	2,458,660	$33,880,331
Blue Chip Growth, Class NAV (T. Rowe Price)	518,158	19,327,307
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,317,365	30,496,522
Capital Appreciation, Class NAV (Jennison)	912,414	17,226,382
China Emerging Leaders, Class NAV (DFA)	642,047	6,337,001
Disciplined Value, Class NAV (Robeco)	381,532	7,619,195
Emerging Markets, Class NAV (DFA)	3,510,305	36,858,203
Equity-Income, Class NAV (T. Rowe Price)	849,149	18,265,184
Financial Industries, Class NAV (John Hancock) (A)(1)	966,295	16,939,156
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	575,452	7,791,614
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	958,898	13,846,481
Global Equity, Class NAV (John Hancock) (A)(1)	734,198	8,524,041
Global Real Estate, Class NAV (Deutsche)	446,117	4,233,651
Global Shareholder Yield, Class NAV (Epoch)	884,488	10,870,360
Health Sciences, Class NAV (T. Rowe Price)	649,621	14,415,090
International Core, Class NAV (GMO)	208,177	6,994,745
International Growth Opportunities, Series NAV (Baillie Gifford)	402,083	5,564,823
International Growth Stock, Class NAV (Invesco)	436,398	6,079,024
International Small Cap, Class NAV (Franklin Templeton)	820,012	14,793,009
International Small Company, Class NAV (DFA)	1,496,438	14,739,915
International Value Equity, Class NAV (John Hancock) (A)(1)	434,225	3,955,788
International Value, Class NAV (Templeton)	839,191	13,578,115
Mid Cap Stock, Class NAV (Wellington)	879,965	20,291,991
Mid Value, Class NAV (T. Rowe Price)	936,699	16,766,918
Natural Resources, Class NAV (RS Investments/Wellington)	864,966	11,685,697
Real Estate Equity, Class NAV (T. Rowe Price)	350,329	4,284,527
Redwood, Class NAV (Robeco)	667,233	7,726,558
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,625,272	24,476,600
Small Cap Growth, Class NAV (Wellington)	452,755	5,152,354
Small Cap Value, Class NAV (Wellington)	268,120	5,332,898
Small Company Growth, Class NAV (Invesco)	211,508	4,602,425
Small Company Value, Class NAV (T. Rowe Price)	142,993	5,239,280
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,099,979	325,016,698
Strategic Growth, Class NAV (John Hancock) (A)(1)	986,669	17,227,244
U.S. Equity, Class NAV (GMO)	911,616	13,045,221
Value Equity, Class NAV (Barrow Hanley) (I)	541,704	5,574,133
Value, Class NAV (Invesco)	519,623	6,697,946
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	225,630	2,342,034
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	161,207	1,541,143
Core Bond, Class NAV (Wells Capital)	45,365	594,287
Core High Yield, Class NAV (John Hancock) (A)(2)	125,034	1,335,368
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	205,231	2,003,052
Floating Rate Income, Class NAV (WAMCO)	727,045	6,688,818
Global Bond, Class NAV (PIMCO) (I)	77,761	947,912
Global Income, Class NAV (Stone Harbor)	261,249	2,565,465
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	188,437	1,818,421
High Yield, Class NAV (WAMCO)	145,568	1,308,660
Real Return Bond, Class NAV (PIMCO)	103,298	1,183,791

8SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	353,440	$3,548,538
Spectrum Income, Class NAV (T. Rowe Price)	226,943	2,505,449
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	366,320	3,992,890
Total Return, Class NAV (PIMCO)	124,062	1,730,661
U.S. High Yield Bond, Class NAV (Wells Capital)	106,264	1,311,295
Alternative - 3.0%
Absolute Return Currency, Class NAV (First Quadrant)	1,857,256	17,606,787
Global Absolute Return Strategies, Class NAV (Standard Life)	657,740	7,610,052
Total investments (Cost $637,882,299) - 100.0%		$846,091,050
Other assets and liabilities, net - 0.0%		$45,090
TOTAL NET ASSETS - 100.0%		$846,136,140

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS9

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2035 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 91.9%
Alpha Opportunities, Class NAV (Wellington)	3,241,809	$44,672,132
Blue Chip Growth, Class NAV (T. Rowe Price)	666,908	24,875,674
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,000,093	39,481,230
Capital Appreciation, Class NAV (Jennison)	1,173,353	22,152,910
China Emerging Leaders, Class NAV (DFA)	846,660	8,356,531
Disciplined Value, Class NAV (Robeco)	491,125	9,807,767
Emerging Markets, Class NAV (DFA)	4,418,660	46,395,925
Equity-Income, Class NAV (T. Rowe Price)	1,093,417	23,519,390
Financial Industries, Class NAV (John Hancock) (A)(1)	1,243,939	21,806,256
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	726,747	9,840,154
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,235,283	17,837,488
Global Equity, Class NAV (John Hancock) (A)(1)	951,783	11,050,204
Global Real Estate, Class NAV (Deutsche)	588,579	5,585,616
Global Shareholder Yield, Class NAV (Epoch)	1,148,628	14,116,636
Health Sciences, Class NAV (T. Rowe Price)	830,884	18,437,306
International Core, Class NAV (GMO)	263,631	8,858,001
International Growth Opportunities, Series NAV (Baillie Gifford)	510,389	7,063,781
International Growth Stock, Class NAV (Invesco)	555,235	7,734,420
International Small Cap, Class NAV (Franklin Templeton)	1,039,462	18,751,889
International Small Company, Class NAV (DFA)	1,896,912	18,684,587
International Value Equity, Class NAV (John Hancock) (A)(1)	549,868	5,009,301
International Value, Class NAV (Templeton)	1,061,293	17,171,722
Mid Cap Stock, Class NAV (Wellington)	1,120,145	25,830,544
Mid Value, Class NAV (T. Rowe Price)	1,183,672	21,187,731
Natural Resources, Class NAV (RS Investments/Wellington)	1,083,734	14,641,250
Real Estate Equity, Class NAV (T. Rowe Price)	455,618	5,572,204
Redwood, Class NAV (Robeco)	838,650	9,711,564
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,078,025	31,295,062
Small Cap Growth, Class NAV (Wellington)	568,294	6,467,191
Small Cap Value, Class NAV (Wellington)	343,199	6,826,235
Small Company Growth, Class NAV (Invesco)	267,277	5,815,948
Small Company Value, Class NAV (T. Rowe Price)	183,078	6,707,991
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	29,606,559	416,564,280
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,268,333	22,145,093
U.S. Equity, Class NAV (GMO)	1,175,648	16,823,525
Value Equity, Class NAV (Barrow Hanley) (I)	697,975	7,182,162
Value, Class NAV (Invesco)	669,645	8,631,722
Fixed income - 5.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	363,846	3,776,721
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	253,989	2,428,140
Core Bond, Class NAV (Wells Capital)	71,502	936,682
Core High Yield, Class NAV (John Hancock) (A)(2)	198,662	2,121,708
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	325,216	3,174,111
Floating Rate Income, Class NAV (WAMCO)	1,169,115	10,755,860
Global Bond, Class NAV (PIMCO) (I)	121,669	1,483,140
Global Income, Class NAV (Stone Harbor)	420,706	4,131,334
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	303,295	2,926,800
High Yield, Class NAV (WAMCO)	233,336	2,097,689
Real Return Bond, Class NAV (PIMCO)	162,772	1,865,362

10SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	567,509	$5,697,794
Spectrum Income, Class NAV (T. Rowe Price)	364,140	4,020,109
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	592,314	6,456,221
Total Return, Class NAV (PIMCO)	201,251	2,807,448
U.S. High Yield Bond, Class NAV (Wells Capital)	170,245	2,100,820
Alternative - 2.9%
Absolute Return Currency, Class NAV (First Quadrant)	2,381,784	22,579,316
Global Absolute Return Strategies, Class NAV (Standard Life)	844,245	9,767,914
Total investments (Cost $828,991,316) - 100.0%		$1,095,738,591
Other assets and liabilities, net - 0.0%		$44,438
TOTAL NET ASSETS - 100.0%		$1,095,783,029

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS11

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2030 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 86.0%
Alpha Opportunities, Class NAV (Wellington)	4,286,748	$59,071,390
Blue Chip Growth, Class NAV (T. Rowe Price)	770,862	28,753,144
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,450,881	45,413,593
Capital Appreciation, Class NAV (Jennison)	1,361,016	25,695,988
China Emerging Leaders, Class NAV (DFA)	904,412	8,926,543
Disciplined Value, Class NAV (Robeco)	568,774	11,358,420
Emerging Markets, Class NAV (DFA)	4,711,005	49,465,550
Equity-Income, Class NAV (T. Rowe Price)	1,267,493	27,263,776
Financial Industries, Class NAV (John Hancock) (A)(1)	1,409,411	24,706,980
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	795,966	10,777,385
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,426,384	20,596,983
Global Equity, Class NAV (John Hancock) (A)(1)	1,156,164	13,423,061
Global Real Estate, Class NAV (Deutsche)	704,682	6,687,428
Global Shareholder Yield, Class NAV (Epoch)	1,401,153	17,220,176
Health Sciences, Class NAV (T. Rowe Price)	945,734	20,985,841
International Core, Class NAV (GMO)	280,188	9,414,333
International Growth Opportunities, Series NAV (Baillie Gifford)	536,343	7,422,986
International Growth Stock, Class NAV (Invesco)	586,838	8,174,660
International Small Cap, Class NAV (Franklin Templeton)	1,116,347	20,138,896
International Small Company, Class NAV (DFA)	2,021,950	19,916,210
International Value Equity, Class NAV (John Hancock) (A)(1)	587,573	5,352,792
International Value, Class NAV (Templeton)	1,117,334	18,078,465
Mid Cap Stock, Class NAV (Wellington)	1,239,506	28,582,999
Mid Value, Class NAV (T. Rowe Price)	1,346,134	24,095,791
Natural Resources, Class NAV (Jennison)	1,192,538	16,111,191
Real Estate Equity, Class NAV (T. Rowe Price)	548,979	6,714,014
Redwood, Class NAV (Allianz)	900,092	10,423,060
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,340,600	35,249,434
Small Cap Growth, Class NAV (Wellington)	557,133	6,340,173
Small Cap Value, Class NAV (Wellington)	325,810	6,480,360
Small Company Growth, Class NAV (Invesco)	255,035	5,549,566
Small Company Value, Class NAV (T. Rowe Price)	174,376	6,389,130
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,370,987	469,529,782
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,465,852	25,593,769
U.S. Equity, Class NAV (GMO)	1,430,330	20,468,021
Value Equity, Class NAV (Barrow Hanley) (I)	807,386	8,308,005
Value, Class NAV (Invesco)	694,885	8,957,069
Fixed income - 11.1%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	939,707	9,754,156
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	641,103	6,128,943
Core Bond, Class NAV (Wells Capital)	185,002	2,423,531
Core High Yield, Class NAV (John Hancock) (A)(2)	503,190	5,374,069
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	803,776	7,844,850
Floating Rate Income, Class NAV (WAMCO)	3,045,784	28,021,213
Global Bond, Class NAV (PIMCO) (I)	320,485	3,906,708
Global Income, Class NAV (Stone Harbor)	1,082,014	10,625,380
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	791,424	7,637,245
High Yield, Class NAV (WAMCO)	599,152	5,386,378
Real Return Bond, Class NAV (PIMCO)	441,108	5,055,102

12SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	1,459,819	$14,656,588
Spectrum Income, Class NAV (T. Rowe Price)	939,054	10,367,161
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,522,807	16,598,594
Total Return, Class NAV (PIMCO)	521,963	7,281,379
U.S. High Yield Bond, Class NAV (Wells Capital)	437,599	5,399,977
Alternative - 2.9%
Absolute Return Currency, Class NAV (First Quadrant)	2,844,252	26,963,509
Global Absolute Return Strategies, Class NAV (Standard Life)	1,022,005	11,824,596
Total investments (Cost $1,012,946,909) - 100.0%		$1,322,886,343
Other assets and liabilities, net - 0.0%		$41,111
TOTAL NET ASSETS - 100.0%		$1,322,927,454

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS13

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2025 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 77.3%
Alpha Opportunities, Class NAV (Wellington)	2,787,076	$38,405,903
Blue Chip Growth, Class NAV (T. Rowe Price)	731,291	27,277,160
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,591,118	60,419,114
Capital Appreciation, Class NAV (Jennison)	1,282,978	24,222,628
China Emerging Leaders, Class NAV (DFA)	887,034	8,755,030
Disciplined Value, Class NAV (Robeco)	583,297	11,648,437
Emerging Markets, Class NAV (DFA)	4,340,696	45,577,310
Equity-Income, Class NAV (T. Rowe Price)	1,286,313	27,668,590
Financial Industries, Class NAV (John Hancock) (A)(1)	1,470,853	25,784,046
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	1,028,486	13,925,700
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,454,684	21,005,638
Global Equity, Class NAV (John Hancock) (A)(1)	1,281,213	14,874,884
Global Real Estate, Class NAV (Deutsche)	895,040	8,493,933
Global Shareholder Yield, Class NAV (Epoch)	1,862,150	22,885,829
Health Sciences, Class NAV (T. Rowe Price)	976,480	21,668,093
International Core, Class NAV (GMO)	268,082	9,007,545
International Growth Opportunities, Series NAV (Baillie Gifford)	522,200	7,227,243
International Growth Stock, Class NAV (Invesco)	566,971	7,897,899
International Small Cap, Class NAV (Franklin Templeton)	1,029,323	18,568,981
International Small Company, Class NAV (DFA)	1,885,825	18,575,374
International Value Equity, Class NAV (John Hancock) (A)(1)	558,534	5,088,247
International Value, Class NAV (Templeton)	1,056,891	17,100,496
Mid Cap Stock, Class NAV (Wellington)	1,220,658	28,148,369
Mid Value, Class NAV (T. Rowe Price)	1,234,754	22,102,091
Natural Resources, Class NAV (RS Investments/Wellington)	1,202,686	16,248,287
Real Estate Equity, Class NAV (T. Rowe Price)	616,093	7,534,817
Redwood, Class NAV (Allianz)	1,109,372	12,846,523
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,383,084	35,889,246
Small Cap Growth, Class NAV (Wellington)	484,234	5,510,583
Small Cap Value, Class NAV (Wellington)	295,400	5,875,509
Small Company Growth, Class NAV (Invesco)	222,607	4,843,919
Small Company Value, Class NAV (T. Rowe Price)	157,045	5,754,135
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,470,084	470,924,077
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,391,313	24,292,324
U.S. Equity, Class NAV (GMO)	1,966,289	28,137,591
Value Equity, Class NAV (Barrow Hanley) (I)	829,575	8,536,329
Value, Class NAV (Invesco)	705,736	9,096,932
Fixed income - 19.7%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	2,573,317	26,711,030
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,000,860	9,568,223
Core Bond, Class NAV (Wells Capital)	824,866	10,805,742
Core High Yield, Class NAV (John Hancock) (A)(2)	766,351	8,184,626
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,255,914	12,257,719
Floating Rate Income, Class NAV (WAMCO)	5,887,453	54,164,566
Global Bond, Class NAV (PIMCO) (I)	714,166	8,705,687
Global Income, Class NAV (Stone Harbor)	1,990,682	19,548,496
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,382,411	13,340,265
High Yield, Class NAV (WAMCO)	981,794	8,826,325
Real Return Bond, Class NAV (PIMCO)	780,945	8,949,625

14SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	2,895,934	$29,075,179
Spectrum Income, Class NAV (T. Rowe Price)	1,859,187	20,525,428
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	3,016,158	32,876,119
Total Return, Class NAV (PIMCO)	1,405,626	19,608,487
U.S. High Yield Bond, Class NAV (Wells Capital)	715,261	8,826,325
Alternative - 3.0%
Absolute Return Currency, Class NAV (First Quadrant)	3,143,837	29,803,572
Global Absolute Return Strategies, Class NAV (Standard Life)	1,210,430	14,004,678
Total investments (Cost $1,158,914,378) - 100.0%		$1,477,600,904
Other assets and liabilities, net - 0.0%		$34,670
TOTAL NET ASSETS - 100.0%		$1,477,635,574

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS15

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2020 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 65.5%
Alpha Opportunities, Class NAV (Wellington)	973,094	$13,409,236
Blue Chip Growth, Class NAV (T. Rowe Price)	470,686	17,556,579
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,800,339	50,012,458
Capital Appreciation, Class NAV (Jennison)	828,142	15,635,317
China Emerging Leaders, Class NAV (DFA)	627,160	6,190,069
Disciplined Value, Class NAV (Robeco)	372,311	7,435,056
Emerging Markets, Class NAV (DFA)	2,856,812	29,996,529
Equity-Income, Class NAV (T. Rowe Price)	827,485	17,799,194
Financial Industries, Class NAV (John Hancock) (A)(1)	1,112,026	19,493,812
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	835,908	11,318,188
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	935,409	13,507,299
Global Equity, Class NAV (John Hancock) (A)(1)	1,081,429	12,555,393
Global Real Estate, Class NAV (Deutsche)	940,227	8,922,758
Global Shareholder Yield, Class NAV (Epoch)	1,563,397	19,214,144
Health Sciences, Class NAV (T. Rowe Price)	732,461	16,253,319
International Core, Class NAV (GMO)	200,273	6,729,164
International Growth Opportunities, Series NAV (Baillie Gifford)	387,118	5,357,707
International Growth Stock, Class NAV (Invesco)	424,649	5,915,358
International Small Cap, Class NAV (Franklin Templeton)	709,790	12,804,614
International Small Company, Class NAV (DFA)	1,300,127	12,806,247
International Value Equity, Class NAV (John Hancock) (A)(1)	420,720	3,832,757
International Value, Class NAV (Templeton)	789,678	12,776,992
Mid Cap Stock, Class NAV (Wellington)	777,792	17,935,881
Mid Value, Class NAV (T. Rowe Price)	890,323	15,936,783
Natural Resources, Class NAV (Jennison)	999,950	13,509,328
Real Estate Equity, Class NAV (T. Rowe Price)	517,724	6,331,767
Redwood, Class NAV (Robeco)	925,429	10,716,463
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,746,009	26,294,896
Small Cap Growth, Class NAV (Wellington)	330,584	3,762,043
Small Cap Value, Class NAV (Wellington)	212,478	4,226,187
Small Company Growth, Class NAV (Invesco)	155,501	3,383,694
Small Company Value, Class NAV (T. Rowe Price)	113,723	4,166,826
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,978,009	337,370,581
Strategic Growth, Class NAV (John Hancock) (A)(1)	895,421	15,634,048
U.S. Equity, Class NAV (GMO)	1,653,599	23,662,995
Value Equity, Class NAV (Barrow Hanley) (I)	529,152	5,444,969
Value, Class NAV (Invesco)	405,232	5,223,440
Fixed income - 31.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	4,375,005	45,412,555
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,294,584	12,376,224
Core Bond, Class NAV (Wells Capital)	1,035,328	13,562,792
Core High Yield, Class NAV (John Hancock) (A)(2)	930,750	9,940,413
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,247,305	12,173,698
Floating Rate Income, Class NAV (WAMCO)	7,163,483	65,904,045
Global Bond, Class NAV (PIMCO) (I)	1,072,510	13,073,893
Global Income, Class NAV (Stone Harbor)	2,141,071	21,025,316
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,590,794	15,351,159
High Yield, Class NAV (WAMCO)	1,148,788	10,327,602
Real Return Bond, Class NAV (PIMCO)	959,435	10,995,127

16SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	3,880,794	$38,963,172
Spectrum Income, Class NAV (T. Rowe Price)	2,502,415	27,626,662
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	4,194,734	45,722,602
Total Return, Class NAV (PIMCO)	2,449,100	34,164,942
U.S. High Yield Bond, Class NAV (Wells Capital)	841,392	10,382,776
Alternative - 3.3%
Absolute Return Currency, Class NAV (First Quadrant)	2,781,984	26,373,204
Global Absolute Return Strategies, Class NAV (Standard Life)	1,215,647	14,065,036
Total investments (Cost $1,000,360,610) - 100.0%		$1,240,563,309
Other assets and liabilities, net - 0.0%		$22,410
TOTAL NET ASSETS - 100.0%		$1,240,585,719

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS17

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 54.8%
Alpha Opportunities, Class NAV (Wellington)	349,013	$4,809,403
Blue Chip Growth, Class NAV (T. Rowe Price)	187,526	6,994,716
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,129,012	28,017,802
Capital Appreciation, Class NAV (Jennison)	328,324	6,198,761
China Emerging Leaders, Class NAV (DFA)	285,509	2,817,976
Disciplined Value, Class NAV (Robeco)	145,719	2,910,003
Emerging Markets, Class NAV (DFA)	1,321,819	13,879,095
Equity-Income, Class NAV (T. Rowe Price)	323,003	6,947,793
Financial Industries, Class NAV (John Hancock) (A)(1)	343,349	6,018,904
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	418,425	5,665,473
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	364,125	5,257,961
Global Equity, Class NAV (John Hancock) (A)(1)	399,608	4,639,445
Global Real Estate, Class NAV (Deutsche)	447,571	4,247,452
Global Shareholder Yield, Class NAV (Epoch)	909,637	11,179,434
Health Sciences, Class NAV (T. Rowe Price)	230,171	5,107,489
International Core, Class NAV (GMO)	83,491	2,805,313
International Growth Opportunities, Series NAV (Baillie Gifford)	161,185	2,230,804
International Growth Stock, Class NAV (Invesco)	176,166	2,453,994
International Small Cap, Class NAV (Franklin Templeton)	312,643	5,640,088
International Small Company, Class NAV (DFA)	560,940	5,525,258
International Value Equity, Class NAV (John Hancock) (A)(1)	174,357	1,588,390
International Value, Class NAV (Templeton)	332,799	5,384,691
Mid Cap Stock, Class NAV (Wellington)	320,538	7,391,617
Mid Value, Class NAV (T. Rowe Price)	364,609	6,526,497
Natural Resources, Class NAV (Jennison)	500,468	6,761,322
Real Estate Equity, Class NAV (T. Rowe Price)	268,333	3,281,715
Redwood, Class NAV (Robeco)	463,988	5,372,976
Science & Technology, Class NAV (T. Rowe Price/Allianz)	543,668	8,187,641
Small Cap Growth, Class NAV (Wellington)	267,329	3,042,201
Small Cap Value, Class NAV (Wellington)	81,040	1,611,885
Small Company Value, Class NAV (T. Rowe Price)	43,049	1,577,298
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	10,503,717	147,787,292
Strategic Growth, Class NAV (John Hancock) (A)(1)	356,270	6,220,471
U.S. Equity, Class NAV (GMO)	1,033,829	14,794,100
Value Equity, Class NAV (Barrow Hanley) (I)	206,656	2,126,489
Value, Class NAV (Invesco)	182,803	2,356,326
Fixed income - 41.5%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,853,095	39,995,128
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	895,187	8,557,992
Core Bond, Class NAV (Wells Capital)	825,600	10,815,354
Core High Yield, Class NAV (John Hancock) (A)(2)	553,370	5,909,993
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	843,377	8,231,358
Floating Rate Income, Class NAV (WAMCO)	4,900,525	45,084,832
Global Bond, Class NAV (PIMCO) (I)	863,677	10,528,228
Global Income, Class NAV (Stone Harbor)	1,314,798	12,911,314
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	986,179	9,516,629
High Yield, Class NAV (WAMCO)	690,981	6,211,918
Real Return Bond, Class NAV (PIMCO)	626,814	7,183,286
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	2,424,019	24,337,148

18SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Spectrum Income, Class NAV (T. Rowe Price)	1,562,627	$17,251,408
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	2,523,430	27,505,386
Total Return, Class NAV (PIMCO)	2,165,999	30,215,692
U.S. High Yield Bond, Class NAV (Wells Capital)	504,410	6,224,425
Alternative - 3.7%
Absolute Return Currency, Class NAV (First Quadrant)	1,540,829	14,607,057
Global Absolute Return Strategies, Class NAV (Standard Life)	850,137	9,836,089
Total investments (Cost $539,945,811) - 100.0%		$652,281,312
Other assets and liabilities, net - 0.0%		$28,601
TOTAL NET ASSETS - 100.0%		$652,309,913

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS19

Retirement Living Portfolios

As of 11-30-14 (unaudited)
Retirement Living through 2010 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 44.3%
Alpha Opportunities, Class NAV (Wellington)	151,199	$2,083,519
Blue Chip Growth, Class NAV (T. Rowe Price)	96,982	3,617,424
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,078,541	14,193,597
Capital Appreciation, Class NAV (Jennison)	169,900	3,207,719
China Emerging Leaders, Class NAV (DFA)	113,765	1,122,859
Disciplined Value, Class NAV (Robeco)	84,053	1,678,531
Emerging Markets, Class NAV (DFA)	519,310	5,452,755
Equity-Income, Class NAV (T. Rowe Price)	187,270	4,028,177
Financial Industries, Class NAV (John Hancock) (A)(1)	49,330	864,759
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	222,786	3,016,517
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	210,013	3,032,584
Global Equity, Class NAV (John Hancock) (A)(1)	233,716	2,713,446
Global Real Estate, Class NAV (Deutsche)	219,604	2,084,039
Global Shareholder Yield, Class NAV (Epoch)	489,058	6,010,526
Health Sciences, Class NAV (T. Rowe Price)	33,565	744,805
International Core, Class NAV (GMO)	36,074	1,212,080
International Growth Opportunities, Series NAV (Baillie Gifford)	69,100	956,348
International Growth Stock, Class NAV (Invesco)	75,539	1,052,259
International Small Cap, Class NAV (Franklin Templeton)	152,038	2,742,757
International Small Company, Class NAV (DFA)	277,647	2,734,823
International Value Equity, Class NAV (John Hancock) (A)(1)	75,913	691,566
International Value, Class NAV (Templeton)	145,449	2,353,358
Mid Cap Stock, Class NAV (Wellington)	147,689	3,405,701
Mid Value, Class NAV (T. Rowe Price)	230,026	4,117,473
Natural Resources, Class NAV (RS Investments/Wellington)	247,698	3,346,403
Real Estate Equity, Class NAV (T. Rowe Price)	158,755	1,941,569
Redwood, Class NAV (Allianz)	290,496	3,363,942
Science & Technology, Class NAV (T. Rowe Price/Allianz)	77,521	1,167,461
Small Cap Growth, Class NAV (Wellington)	113,141	1,287,545
Small Cap Value, Class NAV (Wellington)	33,719	670,673
Small Company Value, Class NAV (T. Rowe Price)	18,622	682,324
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	5,042,823	70,952,525
Strategic Growth, Class NAV (John Hancock) (A)(1)	183,830	3,209,677
U.S. Equity, Class NAV (GMO)	556,798	7,967,780
Value Equity, Class NAV (Barrow Hanley) (I)	118,664	1,221,057
Fixed income - 51.6%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,207,442	33,293,245
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	627,872	6,002,460
Core Bond, Class NAV (Wells Capital)	690,895	9,050,721
Core High Yield, Class NAV (John Hancock) (A)(2)	362,702	3,873,659
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	620,407	6,055,171
Floating Rate Income, Class NAV (WAMCO)	3,557,173	32,725,993
Global Bond, Class NAV (PIMCO) (I)	674,534	8,222,572
Global Income, Class NAV (Stone Harbor)	859,560	8,440,877
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	659,048	6,359,809
High Yield, Class NAV (WAMCO)	440,374	3,958,958
Real Return Bond, Class NAV (PIMCO)	421,858	4,834,493
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	1,593,901	16,002,761
Spectrum Income, Class NAV (T. Rowe Price)	1,024,757	11,313,314

20SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Fixed income - (continued)
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,656,824	$18,059,385
Total Return, Class NAV (PIMCO)	1,778,654	24,812,222
U.S. High Yield Bond, Class NAV (Wells Capital)	321,798	3,970,984
Alternative - 4.1%
Absolute Return Currency, Class NAV (First Quadrant)	932,930	8,844,172
Global Absolute Return Strategies, Class NAV (Standard Life)	594,755	6,881,314
Total investments (Cost $326,269,995) - 100.0%		$381,630,688
Other assets and liabilities, net - 0.0%		$31,972
TOTAL NET ASSETS - 100.0%		$381,662,660

Footnote Legend:
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIOS' INVESTMENTS21

Retirement Living Portfolios

Underlying Funds' Subadvisors
Allianz Life Insurance Company	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors L.P.	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LP	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Co., LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

22SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on November 30, 2014, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2055 Portfolio	$13,740,611	$413,249	($123,601)	$289,648
Retirement Living through 2050 Portfolio	219,315,617	32,650,257	(1,265,169)	31,385,088
Retirement Living through 2045 Portfolio	612,765,385	195,883,215	(2,318,136)	193,565,079
Retirement Living through 2040 Portfolio	647,319,587	201,241,147	(2,469,684)	198,771,463
Retirement Living through 2035 Portfolio	840,954,401	257,954,671	(3,170,481)	254,784,190
Retirement Living through 2030 Portfolio	1,027,751,298	299,500,603	(4,365,558)	295,135,045
Retirement Living through 2025 Portfolio	1,176,099,467	306,659,734	(5,158,297)	301,501,437
Retirement Living through 2020 Portfolio	1,014,272,644	231,610,172	(5,319,507)	226,290,665
Retirement Living through 2015 Portfolio	546,331,071	108,705,791	(2,755,550)	105,950,241
Retirement Living through 2010 Portfolio	332,022,118	51,033,670	(1,425,100)	49,608,570

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2055
Absolute Return Currency	14,748	15,568	(716)	29,600	—	—	($45)	$280,605
Active Bond	2,212	4,015	(1,112)	5,115	$346	—	(81)	53,089
Alpha Opportunities	22,029	21,282	(1,431)	41,880	—	—	(101)	577,108
Asia Pacific Total Return Bond	175	—	—	175	—	—	—	1,673
Blue Chip Growth	4,745	4,241	(159)	8,827	—	—	(60)	329,245
Capital Appreciation	8,297	7,498	(265)	15,530	—	—	(50)	293,209
Capital Appreciation Value	21,236	19,954	(1,655)	39,535	—	—	(94)	520,278
Core Bond	—	1,024	—	1,024	—	—	—	13,419
Core High Yield	1,192	1,685	(38)	2,839	330	—	(11)	30,326
Disciplined Value	3,473	3,103	(77)	6,499	—	—	(24)	129,783
Emerging Markets	25,475	18,343	—	43,818	—	—	—	460,085
Emerging Markets Debt	1,784	3,159	(682)	4,261	361	—	(287)	41,584
Equity-Income	7,576	7,144	(146)	14,574	—	—	(54)	313,488
Financial Industries	8,722	8,249	(386)	16,585	—	—	(217)	290,742
Floating Rate Income	7,188	5,935	(2,131)	10,992	1,110	—	(319)	101,122
Fundamental Global Franchise	5,173	4,837	(208)	9,802	—	—	(106)	132,720
Fundamental Large Cap Value	8,595	8,007	(227)	16,375	—	—	(49)	236,452
Global Absolute Return Strategies	4,703	—	—	4,703	—	—	—	54,415
Global Bond	761	287	—	1,048	—	—	—	12,772

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2055
Global Equity	6,506	6,280	(138)	12,648	—	—	(88)	146,847
Global Income	2,484	4,764	(1,307)	5,941	582	—	(534)	58,339
Global Real Estate	4,053	3,898	(214)	7,737	—	—	(78)	73,423
Global Shareholder Yield	7,829	7,590	(267)	15,152	769	—	(194)	186,216
Global Short Duration Credit	1,817	3,285	(746)	4,356	444	—	(254)	42,039
Health Sciences	4,866	3,829	—	8,695	—	—	—	192,946
High Yield	1,271	2,006	(9)	3,268	246	—	(4)	29,378
International Core	2,115	1,875	(393)	3,597	—	—	(699)	120,855
International Growth Opportunities	3,463	3,613	(227)	6,849	—	—	(252)	94,790
International Growth Stock	4,413	3,774	(690)	7,497	—	—	(159)	104,437
International Small Cap	6,858	7,683	(271)	14,270	—	—	(615)	257,437
International Small Company	12,356	14,790	(1,010)	26,136	—	—	(1,403)	257,437
International Value	8,907	8,364	(2,496)	14,775	—	—	(910)	239,066
International Value Equity	3,910	3,784	(131)	7,563	—	—	(136)	68,900
Mid Cap Stock	7,897	7,351	(259)	14,989	—	—	(90)	345,648
Mid Value	8,198	8,050	(169)	16,079	—	—	(108)	287,819
Natural Resources	7,148	5,181	—	12,329	—	—	—	166,567
Real Estate Equity	3,294	2,902	(204)	5,992	—	—	(67)	73,276
Real Return Bond	1,021	400	—	1,421	209	—	—	16,282
Redwood	6,052	5,794	(191)	11,655	—	—	(35)	134,967
Science & Technology	13,654	10,741	—	24,395	—	—	—	367,384
Short Duration Credit Opportunities	3,426	7,062	(2,457)	8,031	506	—	(470)	80,628
Small Cap Growth	4,158	3,859	(220)	7,797	—	—	(56)	88,725
Small Cap Value	2,477	2,327	(153)	4,651	—	—	(123)	92,513
Small Company Growth	1,928	1,770	(82)	3,616	—	—	(47)	78,680
Small Company Value	1,286	1,304	(65)	2,525	—	—	(241)	92,513
Spectrum Income	2,203	4,057	(1,110)	5,150	331	—	(246)	56,860
Strategic Equity Allocation	205,555	192,678	(4,796)	393,437	—	—	(1,994)	5,535,664
Strategic Growth	9,200	7,868	(275)	16,793	—	—	(38)	293,209
Strategic Income Opportunities	3,599	7,863	(3,145)	8,317	570	—	(433)	90,655
Total Return	1,656	608	(579)	1,685	389	—	(65)	23,508
U.S. Equity	8,345	7,401	(211)	15,535	—	—	(38)	222,311
U.S. High Yield Bond	972	1,416	(7)	2,381	217	—	(1)	29,378
Value	4,599	4,393	(106)	8,886	—	—	(32)	114,540
Value Equity	4,876	4,493	(146)	9,223	—	—	(28)	94,907
					$6,410	—	($10,936)	$14,030,259
Retirement Living through 2050
Absolute Return Currency	483,804	116,859	(37,545)	563,118	—	—	($4,130)	$5,338,358
Active Bond	67,289	11,864	(6,207)	72,946	$8,400	—	962	757,177
Alpha Opportunities	683,840	51,876	—	735,716	—	—	—	10,138,172
Asia Total Return Bond	31,619	—	—	31,619	—	—	—	302,274
Blue Chip Growth	151,718	7,828	(3,627)	155,919	—	—	30,375	5,815,791
Capital Appreciation	267,388	13,047	(6,594)	273,841	—	—	21,578	5,170,120
Capital Appreciation Value	684,619	29,086	(18,024)	695,681	—	—	3,443	9,155,162
China Emerging Leaders	143,632	—	—	143,632	—	—	—	1,417,646
Core Bond	—	14,663	—	14,663	—	—	—	192,086
Core High Yield	34,940	7,762	(2,265)	40,437	6,579	—	(747)	431,871
Disciplined Value	112,135	4,137	(1,873)	114,399	—	—	2,871	2,284,553
Emerging Markets	855,584	—	—	855,584	—	—	—	8,983,633
Emerging Markets Debt	58,854	1,964	—	60,818	7,364	—	—	593,584
Equity-Income	244,595	15,135	(3,903)	255,827	—	—	6,726	5,502,840

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2050
Financial Industries	281,604	15,267	(5,224)	291,647	—	—	7,885	5,112,576
Floating Rate Income	219,345	13,457	(18,116)	214,686	25,174	—	(3,298)	1,975,107
Fundamental Global Franchise	166,807	11,043	(3,435)	174,415	—	—	1,350	2,361,578
Fundamental Large Cap Value	277,509	13,077	(3,149)	287,437	—	—	1,794	4,150,587
Global Absolute Return Strategies	170,392	—	—	170,392	—	—	—	1,971,431
Global Bond	23,494	1,457	(2,155)	22,796	—	—	(118)	277,878
Global Equity	210,054	15,506	(3,385)	222,175	—	—	3,381	2,579,451
Global Income	75,869	16,030	(7,407)	84,492	11,370	—	(1,516)	829,711
Global Real Estate	130,105	12,202	(6,225)	136,082	—	—	(1,011)	1,291,421
Global Shareholder Yield	252,760	19,591	(6,031)	266,320	20,013	—	8,761	3,273,068
Global Short Duration Credit	55,430	9,985	(3,460)	61,955	8,723	—	(1,072)	597,864
Health Sciences	169,778	—	—	169,778	—	—	—	3,767,370
High Yield	38,739	7,000	—	45,739	7,499	—	—	411,192
International Core	59,804	6,610	(3,012)	63,402	—	—	13,744	2,130,297
International Growth Opportunities	111,810	10,344	(446)	121,708	—	—	(304)	1,684,443
International Growth Stock	136,457	10,636	(14,734)	132,359	—	—	32,625	1,843,759
International Small Cap	220,609	32,526	(2,711)	250,424	—	—	1,019	4,517,649
International Small Company	397,917	67,788	(7,060)	458,645	—	—	3,122	4,517,649
International Value	326,037	37,006	(103,681)	259,362	—	—	464,448	4,196,469
International Value Equity	120,242	14,316	(1,797)	132,761	—	—	(237)	1,209,449
Mid Cap Stock	254,808	13,161	(2,986)	264,983	—	—	(1,656)	6,110,514
Mid Value	265,114	21,452	(3,842)	282,724	—	—	6,211	5,060,767
Natural Resources	240,108	—	—	240,108	—	—	—	3,243,853
Real Estate Equity	106,211	8,810	(8,158)	106,863	—	—	4,662	1,306,940
Real Return Bond	31,052	2,429	(3,084)	30,397	5,066	—	(3,472)	348,345
Redwood	194,751	17,549	(6,838)	205,462	—	—	1,047	2,379,255
Science & Technology	476,535	—	—	476,535	—	—	—	7,176,621
Short Duration Credit Opportunities	104,451	17,115	(7,138)	114,428	9,982	—	(2,693)	1,148,861
Small Cap Growth	134,192	7,568	(4,971)	136,789	—	—	958	1,556,663
Small Cap Value	73,597	11,463	(3,414)	81,646	—	—	(420)	1,623,941
Small Company Growth	62,544	2,979	(1,706)	63,817	—	—	2,744	1,388,649
Small Company Value	41,234	4,306	(1,430)	44,110	—	—	1,065	1,616,208
Spectrum Income	68,273	12,158	(6,966)	73,465	8,171	—	(435)	811,050
Strategic Equity Allocation	6,636,475	350,152	(81,310)	6,905,317	—	—	83,787	97,157,805
Strategic Growth	297,282	5,720	(5,595)	297,407	—	—	10,472	5,192,727
Strategic Income Opportunities	109,399	20,137	(10,946)	118,590	11,254	—	(1,354)	1,292,628
Total Return	50,328	2,937	(16,747)	36,518	9,444	—	1,084	509,425
U.S. Equity	268,355	9,945	(5,666)	272,634	—	—	3,008	3,901,393
U.S. High Yield Bond	29,662	3,727	—	33,389	6,630	—	—	412,020
Value	148,448	10,098	(2,605)	155,941	—	—	1,787	2,010,078
Value Equity	157,664	6,650	(1,948)	162,366	—	—	(342)	1,670,746
					$145,669	—	$698,104	$250,700,705
Retirement Living through 2045
Absolute Return Currency	1,630,606	225,619	(88,309)	1,767,916	—	—	$31,161	$16,759,839
Active Bond	218,738	13,899	(19,080)	213,557	$26,829	—	(601)	2,216,723
Alpha Opportunities	2,314,470	69,528	(43,956)	2,340,042	—	—	(2,020)	32,245,785
Asia Total Return Bond	156,585	—	—	156,585	—	—	—	1,496,956
Blue Chip Growth	511,527	5,483	(23,850)	493,160	—	—	356,922	18,394,866
Capital Appreciation	892,931	8,188	(34,897)	866,222	—	—	238,378	16,354,274
Capital Appreciation Value	2,290,272	—	(79,991)	2,210,281	—	—	11,758	29,087,302
China Emerging Leaders	643,154	—	—	643,154	—	—	—	6,347,931

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2045
Core Bond	—	42,928	—	42,928	—	—	—	562,353
Core High Yield	120,990	5,640	(8,245)	118,385	20,597	—	(2,097)	1,264,351
Disciplined Value	373,729	2,473	(13,077)	363,125	—	—	12,289	7,251,609
Emerging Markets	3,425,527	—	—	3,425,527	—	—	—	35,968,031
Emerging Markets Debt	192,963	2,380	—	195,343	24,093	—	—	1,906,545
Equity-Income	816,813	1,295	(9,113)	808,995	—	—	(2,998)	17,401,490
Financial Industries	940,403	6,379	(26,198)	920,584	—	—	(1,828)	16,137,844
Floating Rate Income	713,037	22,833	(47,735)	688,135	80,891	—	(9,710)	6,330,839
Fundamental Global Franchise	557,223	342	(10,361)	547,204	—	—	3,018	7,409,146
Fundamental Large Cap Value	926,729	1,492	(18,567)	909,654	—	—	12,231	13,135,401
Global Absolute Return Strategies	639,261	—	—	639,261	—	—	—	7,396,249
Global Bond	76,374	3,385	(6,704)	73,055	—	—	(1,815)	890,539
Global Equity	700,712	4,590	(5,170)	700,132	—	—	(1,317)	8,128,537
Global Income	246,631	18,878	(18,149)	247,360	35,517	—	(4,929)	2,429,075
Global Real Estate	434,481	16,540	(27,538)	423,483	—	—	13,646	4,018,851
Global Shareholder Yield	840,152	7,668	(8,713)	839,107	65,332	—	(832)	10,312,625
Global Short Duration Credit	180,190	10,813	(9,623)	181,380	27,221	—	(3,069)	1,750,317
Health Sciences	677,019	—	(58,739)	618,280	—	—	243,622	13,719,638
High Yield	125,002	11,271	—	136,273	24,197	—	—	1,225,097
International Core	213,368	6,102	(21,551)	197,919	—	—	122,661	6,650,085
International Growth Opportunities	372,083	17,533	(6,932)	382,684	—	—	(2,231)	5,296,350
International Growth Stock	434,770	103	(18,723)	416,150	—	—	43,288	5,796,965
International Small Cap	738,513	37,496	—	776,009	—	—	—	13,999,201
International Small Company	1,331,839	84,299	—	1,416,138	—	—	—	13,948,957
International Value	1,012,092	38,553	(258,801)	791,844	—	—	422,287	12,812,040
International Value Equity	401,543	9,799	—	411,342	—	—	—	3,747,329
Mid Cap Stock	851,388	9,388	(23,265)	837,511	—	—	18,921	19,313,010
Mid Value	885,335	10,327	(2,226)	893,436	—	—	(915)	15,992,506
Natural Resources	827,113	—	—	827,113	—	—	—	11,174,292
Real Estate Equity	353,291	16,629	(37,221)	332,699	—	—	43,873	4,068,913
Real Return Bond	100,942	6,084	(9,257)	97,769	16,196	—	(8,232)	1,120,436
Redwood	649,494	—	(12,609)	636,885	—	—	(914)	7,375,133
Science & Technology	1,602,596	—	(57,369)	1,545,227	—	—	185,022	23,271,118
Short Duration Credit Opportunities	339,863	16,496	(21,041)	335,318	31,185	—	(3,870)	3,366,588
Small Cap Growth	451,268	5,903	(23,289)	433,882	—	—	5,927	4,937,572
Small Cap Value	213,706	57,657	(13,934)	257,429	—	—	1,831	5,120,266
Small Company Growth	208,864	1,387	(7,903)	202,348	—	—	4,513	4,403,093
Small Company Value	138,033	4,963	(6,223)	136,773	—	—	3,641	5,011,350
Spectrum Income	218,300	12,776	(16,358)	214,718	25,691	—	(3,232)	2,370,488
Strategic Equity Allocation	22,049,987	62,770	(129,505)	21,983,252	—	—	59,906	309,304,356
Strategic Growth	992,727	—	(53,659)	939,068	—	—	90,589	16,396,120
Strategic Income Opportunities	357,046	16,095	(24,571)	348,570	35,335	—	(2,647)	3,799,408
Total Return	163,604	6,665	(55,174)	115,095	30,133	—	66	1,605,578
U.S. Equity	899,697	(1)	(31,660)	868,036	—	—	17,737	12,421,601
U.S. High Yield Bond	96,010	3,827	(231)	99,606	21,459	—	16	1,229,143
Value	495,735	8,096	(10,893)	492,938	—	—	4,241	6,353,976
Value Equity	526,510	4,097	(15,313)	515,294	—	—	417	5,302,377
					$464,676	—	$1,894,704	$806,330,464
Retirement Living through 2040
Absolute Return Currency	1,690,452	251,377	(84,573)	1,857,256	—	—	$21,170	$17,606,787
Active Bond	228,501	15,694	(18,565)	225,630	$28,184	—	(821)	2,342,034

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2040
Alpha Opportunities	2,361,061	140,705	(43,106)	2,458,660	—	—	(2,224)	33,880,331
Asia Total Return Bond	161,207	—	—	161,207	—	—	—	1,541,143
Blue Chip Growth	533,174	7,302	(22,318)	518,158	—	—	291,865	19,327,307
Capital Appreciation	933,054	11,818	(32,458)	912,414	—	—	127,463	17,226,382
Capital Appreciation Value	2,381,018	—	(63,653)	2,317,365	—	—	9,862	30,496,522
China Emerging Leaders	642,047	—	—	642,047	—	—	—	6,337,001
Core Bond	—	45,365	—	45,365	—	—	—	594,287
Core High Yield	127,310	5,917	(8,193)	125,034	21,797	—	(2,253)	1,335,368
Disciplined Value	390,317	2,279	(11,064)	381,532	—	—	11,256	7,619,195
Emerging Markets	3,510,305	—	—	3,510,305	—	—	—	36,858,203
Emerging Markets Debt	202,731	2,500	—	205,231	25,313	—	—	2,003,052
Equity-Income	851,379	1,835	(4,065)	849,149	—	—	(1,545)	18,265,184
Financial Industries	980,200	6,906	(20,811)	966,295	—	—	367	16,939,156
Floating Rate Income	744,860	27,489	(45,304)	727,045	85,175	—	(9,161)	6,688,818
Fundamental Global Franchise	581,318	1,132	(6,998)	575,452	—	—	2,378	7,791,614
Fundamental Large Cap Value	965,947	1,870	(8,919)	958,898	—	—	5,223	13,846,481
Global Absolute Return Strategies	657,740	—	—	657,740	—	—	—	7,610,052
Global Bond	79,783	3,925	(5,947)	77,761	—	—	(1,995)	947,912
Global Equity	724,887	10,934	(1,623)	734,198	—	—	(363)	8,524,041
Global Income	257,639	21,851	(18,241)	261,249	37,423	—	(6,179)	2,565,465
Global Real Estate	452,868	22,382	(29,133)	446,117	—	—	12,464	4,233,651
Global Shareholder Yield	879,799	11,305	(6,616)	884,488	68,668	—	(1,022)	10,870,360
Global Short Duration Credit	185,092	14,005	(10,660)	188,437	28,164	—	(3,482)	1,818,421
Health Sciences	705,670	—	(56,049)	649,621	—	—	233,678	14,415,090
High Yield	131,504	14,064	—	145,568	25,455	—	—	1,308,660
International Core	224,051	7,072	(22,946)	208,177	—	—	105,769	6,994,745
International Growth Opportunities	386,578	17,186	(1,681)	402,083	—	—	(756)	5,564,823
International Growth Stock	472,939	205	(36,746)	436,398	—	—	66,853	6,079,024
International Small Cap	767,108	52,904	—	820,012	—	—	—	14,793,009
International Small Company	1,385,560	110,878	—	1,496,438	—	—	—	14,739,915
International Value	1,015,370	52,230	(228,409)	839,191	—	—	396,490	13,578,115
International Value Equity	418,536	15,689	—	434,225	—	—	—	3,955,788
Mid Cap Stock	887,418	15,729	(23,182)	879,965	—	—	14,860	20,291,991
Mid Value	922,802	15,287	(1,390)	936,699	—	—	(751)	16,766,918
Natural Resources	864,966	—	—	864,966	—	—	—	11,685,697
Real Estate Equity	369,652	19,945	(39,268)	350,329	—	—	46,181	4,284,527
Real Return Bond	105,447	6,880	(9,029)	103,298	16,998	—	(7,561)	1,183,791
Redwood	677,150	3,189	(13,106)	667,233	—	—	(1,074)	7,726,558
Science & Technology	1,670,416	—	(45,144)	1,625,272	—	—	150,276	24,476,600
Short Duration Credit Opportunities	354,698	21,758	(23,016)	353,440	32,762	—	(4,326)	3,548,538
Small Cap Growth	467,093	7,089	(21,427)	452,755	—	—	4,028	5,152,354
Small Cap Value	246,275	38,375	(16,530)	268,120	—	—	1,670	5,332,898
Small Company Growth	216,611	1,613	(6,716)	211,508	—	—	7,174	4,602,425
Small Company Value	143,875	5,588	(6,470)	142,993	—	—	2,477	5,239,280
Spectrum Income	228,043	14,588	(15,688)	226,943	26,963	—	(3,487)	2,505,449
Strategic Equity Allocation	23,081,216	79,023	(60,260)	23,099,979	—	—	15,546	325,016,698
Strategic Growth	1,034,770	—	(48,101)	986,669	—	—	77,534	17,227,244
Strategic Income Opportunities	371,500	19,584	(24,764)	366,320	37,109	—	(2,661)	3,992,890
Total Return	170,906	7,799	(54,643)	124,062	31,686	—	(420)	1,730,661
U.S. Equity	936,180	1	(24,565)	911,616	—	—	4,179	13,045,221
U.S. High Yield Bond	100,737	5,527	—	106,264	22,516	—	—	1,311,295

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2040
Value	516,714	12,263	(9,354)	519,623	—	—	836	6,697,946
Value Equity	546,158	4,252	(8,706)	541,704	—	—	623	5,574,133
					$488,213	—	$1,560,141	$846,091,050
Retirement Living through 2035
Absolute Return Currency	2,206,069	305,454	(129,739)	2,381,784	—	—	$30,398	$22,579,316
Active Bond	367,562	23,055	(26,771)	363,846	$44,900	—	(872)	3,776,721
Alpha Opportunities	3,078,283	229,625	(66,099)	3,241,809	—	—	(65)	44,672,132
Asia Total Return Bond	253,989	—	—	253,989	—	—	—	2,428,140
Blue Chip Growth	687,711	4,587	(25,390)	666,908	—	—	408,493	24,875,674
Capital Appreciation	1,202,477	8,073	(37,197)	1,173,353	—	—	215,824	22,152,910
Capital Appreciation Value	3,078,018	—	(77,925)	3,000,093	—	—	6,990	39,481,230
China Emerging Leaders	846,660	—	—	846,660	—	—	—	8,356,531
Core Bond	—	71,502	—	71,502	—	—	—	936,682
Core High Yield	195,931	14,046	(11,315)	198,662	34,721	—	(3,482)	2,121,708
Disciplined Value	503,514	3,573	(15,962)	491,125	—	—	15,607	9,807,767
Emerging Markets	4,418,660	—	—	4,418,660	—	—	—	46,395,925
Emerging Markets Debt	321,255	3,961	—	325,216	40,112	—	—	3,174,111
Equity-Income	1,096,193	5,773	(8,549)	1,093,417	—	—	(3,308)	23,519,390
Financial Industries	1,259,680	12,912	(28,653)	1,243,939	—	—	(2,043)	21,806,256
Floating Rate Income	1,189,921	39,836	(60,642)	1,169,115	135,594	—	(11,694)	10,755,860
Fundamental Global Franchise	735,735	2,892	(11,880)	726,747	—	—	2,895	9,840,154
Fundamental Large Cap Value	1,246,009	4,431	(15,157)	1,235,283	—	—	9,104	17,837,488
Global Absolute Return Strategies	844,245	—	—	844,245	—	—	—	9,767,914
Global Bond	126,273	4,902	(9,506)	121,669	—	—	(2,434)	1,483,140
Global Equity	947,004	9,777	(4,998)	951,783	—	—	(1,851)	11,050,204
Global Income	412,868	32,298	(24,460)	420,706	59,998	—	(9,288)	4,131,334
Global Real Estate	591,248	32,369	(35,038)	588,579	—	—	9,096	5,585,616
Global Shareholder Yield	1,149,666	12,741	(13,779)	1,148,628	89,324	—	(5,746)	14,116,636
Global Short Duration Credit	298,648	19,424	(14,777)	303,295	45,117	—	(4,498)	2,926,800
Health Sciences	883,068	—	(52,184)	830,884	—	—	245,633	18,437,306
High Yield	219,498	13,838	—	233,336	42,488	—	—	2,097,689
International Core	285,508	9,012	(30,889)	263,631	—	—	162,950	8,858,001
International Growth Opportunities	490,492	27,641	(7,744)	510,389	—	—	(4,103)	7,063,781
International Growth Stock	585,202	3,016	(32,983)	555,235	—	—	70,694	7,734,420
International Small Cap	974,790	64,979	(307)	1,039,462	—	—	(445)	18,751,889
International Small Company	1,760,934	141,987	(6,009)	1,896,912	—	—	(5,941)	18,684,587
International Value	1,212,723	102,301	(253,731)	1,061,293	—	—	508,282	17,171,722
International Value Equity	532,358	18,791	(1,281)	549,868	—	—	(512)	5,009,301
Mid Cap Stock	1,132,062	20,820	(32,737)	1,120,145	—	—	24,693	25,830,544
Mid Value	1,171,596	16,172	(4,096)	1,183,672	—	—	(1,691)	21,187,731
Natural Resources	1,083,734	—	—	1,083,734	—	—	—	14,641,250
Real Estate Equity	481,217	21,720	(47,319)	455,618	—	—	41,434	5,572,204
Real Return Bond	166,378	9,360	(12,966)	162,772	26,594	—	(15,826)	1,865,362
Redwood	853,084	8,570	(23,004)	838,650	—	—	77	9,711,564
Science & Technology	2,140,340	—	(62,315)	2,078,025	—	—	160,212	31,295,062
Short Duration Credit Opportunities	572,064	27,745	(32,300)	567,509	52,454	—	(9,401)	5,697,794
Small Cap Growth	582,199	5,693	(19,598)	568,294	—	—	4,455	6,467,191
Small Cap Value	300,782	58,987	(16,570)	343,199	—	—	2,513	6,826,235
Small Company Growth	272,477	3,644	(8,844)	267,277	—	—	3,812	5,815,948
Small Company Value	183,099	6,844	(6,865)	183,078	—	—	2,577	6,707,991
Spectrum Income	365,131	22,713	(23,704)	364,140	42,766	—	(5,014)	4,020,109

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2035
Strategic Equity Allocation	29,663,579	21,877	(78,897)	29,606,559	—	—	(3,414)	416,564,280
Strategic Growth	1,332,354	—	(64,021)	1,268,333	—	—	90,576	22,145,093
Strategic Income Opportunities	602,259	24,871	(34,816)	592,314	59,714	—	(5,523)	6,456,221
Total Return	275,012	10,200	(83,961)	201,251	50,570	—	(1,782)	2,807,448
U.S. Equity	1,207,118	(1)	(31,469)	1,175,648	—	—	9,178	16,823,525
U.S. High Yield Bond	168,143	4,547	(2,445)	170,245	37,582	—	(269)	2,100,820
Value	666,775	12,958	(10,088)	669,645	—	—	2,847	8,631,722
Value Equity	706,169	6,771	(14,965)	697,975	—	—	12	7,182,162
					$761,934	—	$1,929,150	$1,095,738,591
Retirement Living through 2030
Absolute Return Currency	2,656,125	296,399	(108,272)	2,844,252	—	—	$18,985	$26,963,509
Active Bond	943,242	20,915	(24,450)	939,707	$113,948	—	(1,219)	9,754,156
Alpha Opportunities	4,137,155	260,649	(111,056)	4,286,748	—	—	(5,033)	59,071,390
Asia Total Return Bond	641,103	—	—	641,103	—	—	—	6,128,943
Blue Chip Growth	794,041	3,763	(26,942)	770,862	—	—	460,040	28,753,144
Capital Appreciation	1,393,279	11,003	(43,266)	1,361,016	—	—	100,106	25,695,988
Capital Appreciation Value	3,551,536	—	(100,655)	3,450,881	—	—	96,068	45,413,593
China Emerging Leaders	904,412	—	—	904,412	—	—	—	8,926,543
Core Bond	—	185,002	—	185,002	—	—	—	2,423,531
Core High Yield	514,658	8,039	(19,507)	503,190	89,121	—	(4,967)	5,374,069
Disciplined Value	582,487	3,482	(17,195)	568,774	—	—	18,672	11,358,420
Emerging Markets	4,711,005	—	—	4,711,005	—	—	—	49,465,550
Emerging Markets Debt	793,984	9,792	—	803,776	99,137	—	—	7,844,850
Equity-Income	1,270,506	8,045	(11,058)	1,267,493	—	—	(1,280)	27,263,776
Financial Industries	1,430,357	13,084	(34,030)	1,409,411	—	—	2,882	24,706,980
Floating Rate Income	3,049,639	77,867	(81,722)	3,045,784	351,377	—	(18,796)	28,021,213
Fundamental Global Franchise	804,934	9,334	(18,302)	795,966	—	—	14,046	10,777,385
Fundamental Large Cap Value	1,441,433	2,243	(17,292)	1,426,384	—	—	11,833	20,596,983
Global Absolute Return Strategies	1,022,005	—	—	1,022,005	—	—	—	11,824,596
Global Bond	323,633	7,744	(10,892)	320,485	—	—	(3,680)	3,906,708
Global Equity	1,141,907	16,015	(1,758)	1,156,164	—	—	(633)	13,423,061
Global Income	1,053,521	53,627	(25,134)	1,082,014	154,795	—	(17,107)	10,625,380
Global Real Estate	713,374	33,696	(42,388)	704,682	—	—	34,171	6,687,428
Global Shareholder Yield	1,392,701	25,269	(16,817)	1,401,153	108,513	—	1,315	17,220,176
Global Short Duration Credit	767,687	42,092	(18,355)	791,424	118,261	—	(5,690)	7,637,245
Health Sciences	1,028,421	—	(82,687)	945,734	—	—	366,305	20,985,841
High Yield	548,731	50,421	—	599,152	106,218	—	—	5,386,378
International Core	299,995	11,831	(31,638)	280,188	—	—	145,928	9,414,333
International Growth Opportunities	512,573	33,834	(10,064)	536,343	—	—	(5,780)	7,422,986
International Growth Stock	599,231	9,225	(21,618)	586,838	—	—	31,304	8,174,660
International Small Cap	1,044,918	71,429	—	1,116,347	—	—	—	20,138,896
International Small Company	1,881,082	140,868	—	2,021,950	—	—	—	19,916,210
International Value	1,370,615	75,254	(328,535)	1,117,334	—	—	537,524	18,078,465
International Value Equity	558,793	28,780	—	587,573	—	—	—	5,352,792
Mid Cap Stock	1,253,596	22,988	(37,078)	1,239,506	—	—	33,912	28,582,999
Mid Value	1,321,349	28,259	(3,474)	1,346,134	—	—	160	24,095,791
Natural Resources	1,192,538	—	—	1,192,538	—	—	—	16,111,191
Real Estate Equity	579,719	27,883	(58,623)	548,979	—	—	79,601	6,714,014
Real Return Bond	431,610	25,602	(16,104)	441,108	69,188	—	(19,132)	5,055,102
Redwood	909,717	3,865	(13,490)	900,092	—	—	1,020	10,423,060
Science & Technology	2,408,164	—	(67,564)	2,340,600	—	—	187,221	35,249,434

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2030
Short Duration Credit Opportunities	1,471,459	27,338	(38,978)	1,459,819	135,325	—	(12,302)	14,656,588
Small Cap Growth	571,498	6,968	(21,333)	557,133	—	—	5,650	6,340,173
Small Cap Value	263,406	78,880	(16,476)	325,810	—	—	5,907	6,480,360
Small Company Growth	261,776	3,178	(9,919)	255,035	—	—	5,091	5,549,566
Small Company Value	174,852	7,701	(8,177)	174,376	—	—	5,539	6,389,130
Spectrum Income	944,129	20,613	(25,688)	939,054	109,210	—	(6,647)	10,367,161
Strategic Equity Allocation	33,398,479	147,096	(174,588)	33,370,987	—	—	59,682	469,529,782
Strategic Growth	1,538,943	—	(73,091)	1,465,852	—	—	74,510	25,593,769
Strategic Income Opportunities	1,542,464	18,771	(38,428)	1,522,807	153,857	—	(7,359)	16,598,594
Total Return	705,572	17,807	(201,416)	521,963	128,260	—	(724)	7,281,379
U.S. Equity	1,472,246	—	(41,916)	1,430,330	—	—	53,470	20,468,021
U.S. High Yield Bond	420,369	17,230	—	437,599	93,957	—	—	5,399,977
Value	694,922	15,060	(15,097)	694,885	—	—	5,008	8,957,069
Value Equity	818,965	6,927	(18,506)	807,386	—	—	601	8,308,005
					$1,831,167	—	$2,246,202	$1,322,886,343
Retirement Living through 2025
Absolute Return Currency	3,030,884	112,953	—	3,143,837	—	—	—	$29,803,572
Active Bond	2,580,672	30,044	(37,399)	2,573,317	$308,545	—	($754)	26,711,030
Alpha Opportunities	2,764,444	48,359	(25,727)	2,787,076	—	—	3,657	38,405,903
Asia Total Return Bond	1,000,860	—	—	1,000,860	—	—	—	9,568,223
Blue Chip Growth	744,886	3,063	(16,658)	731,291	—	—	281,383	27,277,160
Capital Appreciation	1,298,753	9,472	(25,247)	1,282,978	—	—	156,521	24,222,628
Capital Appreciation Value	4,680,821	—	(89,703)	4,591,118	—	—	2,300	60,419,114
China Emerging Leaders	887,034	—	—	887,034	—	—	—	8,755,030
Core Bond	—	824,866	—	824,866	—	—	—	10,805,742
Core High Yield	782,822	17,998	(34,469)	766,351	134,655	—	(12,587)	8,184,626
Disciplined Value	590,703	4,020	(11,426)	583,297	—	—	12,738	11,648,437
Emerging Markets	4,340,696	—	—	4,340,696	—	—	—	45,577,310
Emerging Markets Debt	1,233,504	22,410	—	1,255,914	154,659	—	—	12,257,719
Equity-Income	1,288,456	3,842	(5,985)	1,286,313	—	—	(2,274)	27,668,590
Financial Industries	1,472,779	11,235	(13,161)	1,470,853	—	—	(1,401)	25,784,046
Floating Rate Income	5,816,503	70,950	—	5,887,453	674,538	—	—	54,164,566
Fundamental Global Franchise	1,026,309	6,324	(4,147)	1,028,486	—	—	(488)	13,925,700
Fundamental Large Cap Value	1,461,877	4,077	(11,270)	1,454,684	—	—	9,475	21,005,638
Global Absolute Return Strategies	1,210,430	—	—	1,210,430	—	—	—	14,004,678
Global Bond	720,276	44,476	(50,586)	714,166	—	—	(15,734)	8,705,687
Global Equity	1,272,036	12,367	(3,190)	1,281,213	—	—	(829)	14,874,884
Global Income	1,915,253	190,164	(114,735)	1,990,682	280,940	—	(67,410)	19,548,496
Global Real Estate	894,712	38,993	(38,665)	895,040	—	—	15,265	8,493,933
Global Shareholder Yield	1,848,463	15,710	(2,023)	1,862,150	143,374	—	(903)	22,885,829
Global Short Duration Credit	1,350,740	109,694	(78,023)	1,382,411	203,845	—	(24,217)	13,340,265
Health Sciences	1,035,310	—	(58,830)	976,480	—	—	271,642	21,668,093
High Yield	1,092,973	23,097	(134,276)	981,794	211,567	—	62,680	8,826,325
International Core	264,456	13,999	(10,373)	268,082	—	—	68,912	9,007,545
International Growth Opportunities	496,534	25,929	(263)	522,200	—	—	(118)	7,227,243
International Growth Stock	568,199	21,855	(23,083)	566,971	—	—	50,968	7,897,899
International Small Cap	986,880	42,443	—	1,029,323	—	—	—	18,568,981
International Small Company	1,783,468	104,032	(1,675)	1,885,825	—	—	(1,507)	18,575,374
International Value	1,076,325	72,673	(92,107)	1,056,891	—	—	281,994	17,100,496
International Value Equity	538,047	22,918	(2,431)	558,534	—	—	2,407	5,088,247
Mid Cap Stock	1,218,567	20,062	(17,971)	1,220,658	—	—	21,511	28,148,369

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2025
Mid Value	1,219,164	15,590	—	1,234,754	—	—	—	22,102,091
Natural Resources	1,202,686	—	—	1,202,686	—	—	—	16,248,287
Real Estate Equity	645,783	28,707	(58,397)	616,093	—	—	73,689	7,534,817
Real Return Bond	777,701	59,133	(55,889)	780,945	126,531	—	(58,486)	8,949,625
Redwood	1,129,819	—	(20,447)	1,109,372	—	—	(1,080)	12,846,523
Science & Technology	2,424,548	—	(41,464)	2,383,084	—	—	132,248	35,889,246
Short Duration Credit Opportunities	2,898,258	174,800	(177,124)	2,895,934	264,934	—	(54,560)	29,075,179
Small Cap Growth	488,723	4,247	(8,736)	484,234	—	—	2,108	5,510,583
Small Cap Value	177,246	127,663	(9,509)	295,400	—	—	2,173	5,875,509
Small Company Growth	226,522	3,144	(7,059)	222,607	—	—	4,267	4,843,919
Small Company Value	155,535	6,084	(4,574)	157,045	—	—	7,025	5,754,135
Spectrum Income	1,852,456	123,312	(116,581)	1,859,187	218,041	—	(19,045)	20,525,428
Strategic Equity Allocation	33,389,427	80,657	—	33,470,084	—	—	—	470,924,077
Strategic Growth	1,444,408	—	(53,095)	1,391,313	—	—	44,126	24,292,324
Strategic Income Opportunities	3,101,845	125,237	(210,924)	3,016,158	303,300	—	(45,977)	32,876,119
Total Return	1,925,736	25,231	(545,341)	1,405,626	345,920	—	(33,547)	19,608,487
U.S. Equity	2,003,386	532	(37,629)	1,966,289	—	—	7,341	28,137,591
U.S. High Yield Bond	837,015	15,322	(137,076)	715,261	187,081	—	1,858	8,826,325
Value	694,455	16,020	(4,739)	705,736	—	—	654	9,096,932
Value Equity	830,027	7,582	(8,034)	829,575	—	—	208	8,536,329
					$3,557,930	—	$1,176,233	$1,477,600,904
Retirement Living through 2020
Absolute Return Currency	2,760,419	21,565	—	2,781,984	—	—	—	$26,373,204
Active Bond	4,447,455	51,775	(124,225)	4,375,005	$531,738	—	($4,750)	45,412,555
Alpha Opportunities	985,275	5,350	(17,531)	973,094	—	—	19,748	13,409,236
Asia Total Return Bond	1,294,584	—	—	1,294,584	—	—	—	12,376,224
Blue Chip Growth	482,009	1,480	(12,803)	470,686	—	—	258,368	17,556,579
Capital Appreciation	842,824	7,879	(22,561)	828,142	—	—	162,133	15,635,317
Capital Appreciation Value	3,888,932	—	(88,593)	3,800,339	—	—	48,412	50,012,458
China Emerging Leaders	627,160	—	—	627,160	—	—	—	6,190,069
Core Bond	—	1,035,328	—	1,035,328	—	—	—	13,562,792
Core High Yield	957,084	14,857	(41,191)	930,750	164,735	—	(14,577)	9,940,413
Disciplined Value	379,062	2,699	(9,450)	372,311	—	—	11,695	7,435,056
Emerging Markets	2,856,812	—	—	2,856,812	—	—	—	29,996,529
Emerging Markets Debt	1,232,111	15,194	—	1,247,305	153,841	—	—	12,173,698
Equity-Income	826,871	3,814	(3,200)	827,485	—	—	331	17,799,194
Financial Industries	1,116,847	11,893	(16,714)	1,112,026	—	—	2,705	19,493,812
Floating Rate Income	7,134,422	86,665	(57,604)	7,163,483	824,054	—	(20,737)	65,904,045
Fundamental Global Franchise	840,390	9,931	(14,413)	835,908	—	—	6,922	11,318,188
Fundamental Large Cap Value	938,134	12,217	(14,942)	935,409	—	—	11,299	13,507,299
Global Absolute Return Strategies	1,215,647	—	—	1,215,647	—	—	—	14,065,036
Global Bond	1,103,613	35,792	(66,895)	1,072,510	—	—	(21,073)	13,073,893
Global Equity	1,071,102	12,680	(2,353)	1,081,429	—	—	810	12,555,393
Global Income	2,112,204	132,998	(104,131)	2,141,071	305,885	—	(65,176)	21,025,316
Global Real Estate	946,365	47,110	(53,248)	940,227	—	—	23,124	8,922,758
Global Shareholder Yield	1,543,465	20,548	(616)	1,563,397	119,710	—	31	19,214,144
Global Short Duration Credit	1,598,717	72,224	(80,147)	1,590,794	239,014	—	(24,839)	15,351,159
Health Sciences	791,852	—	(59,391)	732,461	—	—	328,292	16,253,319
High Yield	1,201,448	25,390	(78,050)	1,148,788	232,564	—	35,016	10,327,602
International Core	189,919	11,387	(1,033)	200,273	—	—	9,121	6,729,164
International Growth Opportunities	374,679	18,531	(6,092)	387,118	—	—	(3,052)	5,357,707

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2020
International Growth Stock	410,079	17,022	(2,452)	424,649	—	—	9,276	5,915,358
International Small Cap	679,901	29,889	—	709,790	—	—	—	12,804,614
International Small Company	1,227,777	72,350	—	1,300,127	—	—	—	12,806,247
International Value	751,994	56,424	(18,740)	789,678	—	—	59,041	12,776,992
International Value Equity	404,314	18,429	(2,023)	420,720	—	—	2,031	3,832,757
Mid Cap Stock	781,959	18,363	(22,530)	777,792	—	—	25,114	17,935,881
Mid Value	871,104	20,638	(1,419)	890,323	—	—	894	15,936,783
Natural Resources	999,950	—	—	999,950	—	—	—	13,509,328
Real Estate Equity	543,338	28,878	(54,492)	517,724	—	—	67,204	6,331,767
Real Return Bond	976,768	46,773	(64,106)	959,435	154,888	—	(24,788)	10,995,127
Redwood	934,853	—	(9,424)	925,429	—	—	(486)	10,716,463
Science & Technology	1,785,924	—	(39,915)	1,746,009	—	—	148,137	26,294,896
Short Duration Credit Opportunities	3,982,282	135,884	(237,372)	3,880,794	359,674	—	(70,728)	38,963,172
Small Cap Growth	337,092	7,158	(13,666)	330,584	—	—	34,297	3,762,043
Small Cap Value	162,378	59,200	(9,100)	212,478	—	—	2,261	4,226,187
Small Company Growth	145,920	14,869	(5,288)	155,501	—	—	2,334	3,383,694
Small Company Value	112,948	6,069	(5,294)	113,723	—	—	15,783	4,166,826
Spectrum Income	2,524,618	114,296	(136,499)	2,502,415	292,081	—	(14,768)	27,626,662
Strategic Equity Allocation	23,854,578	214,373	(90,942)	23,978,009	—	—	76,302	337,370,581
Strategic Growth	934,582	—	(39,161)	895,421	—	—	58,003	15,634,048
Strategic Income Opportunities	4,216,796	37,677	(59,739)	4,194,734	423,505	—	(18,291)	45,722,602
Total Return	3,319,570	43,494	(913,964)	2,449,100	596,294	—	(96,482)	34,164,942
U.S. Equity	1,692,123	—	(38,524)	1,653,599	—	—	26,854	23,662,995
U.S. High Yield Bond	920,006	16,841	(95,455)	841,392	205,631	—	18,549	10,382,776
Value	402,845	10,293	(7,906)	405,232	—	—	4,444	5,223,440
Value Equity	533,071	5,868	(9,787)	529,152	—	—	1,256	5,444,969
					$4,603,614	—	$1,090,040	$1,240,563,309
Retirement Living through 2015
Absolute Return Currency	1,540,829	—	—	1,540,829	—	—	—	$14,607,057
Active Bond	3,938,059	58,999	(143,963)	3,853,095	$469,646	—	$15,008	39,995,128
Alpha Opportunities	349,746	7,369	(8,102)	349,013	—	—	99	4,809,403
Asia Total Return Bond	895,187	—	—	895,187	—	—	—	8,557,992
Blue Chip Growth	195,507	—	(7,981)	187,526	—	—	176,353	6,994,716
Capital Appreciation	341,212	96	(12,984)	328,324	—	—	126,947	6,198,761
Capital Appreciation Value	2,230,531	—	(101,519)	2,129,012	—	—	154,571	28,017,802
China Emerging Leaders	285,509	—	—	285,509	—	—	—	2,817,976
Core Bond	—	825,600	—	825,600	—	—	—	10,815,354
Core High Yield	591,405	10,097	(48,132)	553,370	99,427	—	(12,226)	5,909,993
Disciplined Value	151,473	441	(6,195)	145,719	—	—	35,431	2,910,003
Emerging Markets	1,321,819	—	—	1,321,819	—	—	—	13,879,095
Emerging Markets Debt	833,103	10,274	—	843,377	104,021	—	—	8,231,358
Equity-Income	330,387	718	(8,102)	323,003	—	—	48,132	6,947,793
Financial Industries	355,761	2,786	(15,198)	343,349	—	—	1,226	6,018,904
Floating Rate Income	5,010,665	60,092	(170,232)	4,900,525	571,624	—	(57,146)	45,084,832
Fundamental Global Franchise	424,435	3,805	(9,815)	418,425	—	—	25,945	5,665,473
Fundamental Large Cap Value	374,848	2,069	(12,792)	364,125	—	—	906	5,257,961
Global Absolute Return Strategies	850,137	—	—	850,137	—	—	—	9,836,089
Global Bond	889,523	14,517	(40,363)	863,677	—	—	(9,373)	10,528,228
Global Equity	401,969	3,434	(5,795)	399,608	—	—	8,189	4,639,445
Global Income	1,322,672	40,669	(48,543)	1,314,798	189,287	—	(14,303)	12,911,314
Global Real Estate	466,082	12,875	(31,386)	447,571	—	—	71,781	4,247,452

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2015
Global Shareholder Yield	914,398	5,889	(10,650)	909,637	70,251	—	25,429	11,179,434
Global Short Duration Credit	993,777	30,694	(38,292)	986,179	148,291	—	(11,000)	9,516,629
Health Sciences	252,835	—	(22,664)	230,171	—	—	245,664	5,107,489
High Yield	833,081	17,605	(159,705)	690,981	161,260	—	107,878	6,211,918
International Core	80,313	3,989	(811)	83,491	—	—	7,277	2,805,313
International Growth Opportunities	158,946	6,506	(4,267)	161,185	—	—	321	2,230,804
International Growth Stock	174,354	5,487	(3,675)	176,166	—	—	8,178	2,453,994
International Small Cap	302,062	12,318	(1,737)	312,643	—	—	5,038	5,640,088
International Small Company	538,050	24,778	(1,888)	560,940	—	—	3,909	5,525,258
International Value	314,701	21,891	(3,793)	332,799	—	—	23,288	5,384,691
International Value Equity	169,752	6,290	(1,685)	174,357	—	—	2,945	1,588,390
Mid Cap Stock	329,743	1,058	(10,263)	320,538	—	—	13,342	7,391,617
Mid Value	365,464	3,303	(4,158)	364,609	—	—	2,564	6,526,497
Natural Resources	500,468	—	—	500,468	—	—	—	6,761,322
Real Estate Equity	291,354	9,018	(32,039)	268,333	—	—	180,973	3,281,715
Real Return Bond	637,369	16,069	(26,624)	626,814	98,661	—	(7,374)	7,183,286
Redwood	479,080	—	(15,092)	463,988	—	—	16,619	5,372,976
Science & Technology	565,307	9,034	(30,673)	543,668	—	—	5,600	8,187,641
Short Duration Credit Opportunities	2,522,790	48,516	(147,287)	2,424,019	225,939	—	(27,568)	24,337,148
Small Cap Growth	279,437	32	(12,140)	267,329	—	—	8,064	3,042,201
Small Cap Value	84,220	470	(3,650)	81,040	—	—	644	1,611,885
Small Company Value	44,118	1,174	(2,243)	43,049	—	—	24,075	1,577,298
Spectrum Income	1,598,740	33,340	(69,453)	1,562,627	181,722	—	15,432	17,251,408
Strategic Equity Allocation	10,694,936	3,968	(195,187)	10,503,717	—	—	752,184	147,787,292
Strategic Growth	379,163	—	(22,893)	356,270	—	—	23,690	6,220,471
Strategic Income Opportunities	2,610,717	36,472	(123,759)	2,523,430	256,153	—	(16,550)	27,505,386
Total Return	2,939,358	38,512	(811,871)	2,165,999	527,997	—	(36,518)	30,215,692
U.S. Equity	1,079,359	(1)	(45,529)	1,033,829	—	—	118,801	14,794,100
U.S. High Yield Bond	637,522	11,670	(144,782)	504,410	142,493	—	41,562	6,224,425
Value	185,894	2,573	(5,664)	182,803	—	—	5,608	2,356,326
Value Equity	213,145	1,335	(7,824)	206,656	—	—	767	2,126,489
					$3,246,772	—	$2,112,382	$652,281,312
Retirement Living through 2010
Absolute Return Currency	932,930	—	—	932,930	—	—	—	$8,844,172
Active Bond	3,269,379	84,530	(146,467)	3,207,442	$390,887	—	$14,038	33,293,245
Alpha Opportunities	155,881	2,233	(6,915)	151,199	—	—	161	2,083,519
Asia Total Return Bond	627,872	—	—	627,872	—	—	—	6,002,460
Blue Chip Growth	102,436	2,179	(7,633)	96,982	—	—	74,371	3,617,424
Capital Appreciation	179,105	3,785	(12,990)	169,900	—	—	57,979	3,207,719
Capital Appreciation Value	1,141,317	880	(63,656)	1,078,541	—	—	171,639	14,193,597
China Emerging Leaders	113,765	—	—	113,765	—	—	—	1,122,859
Core Bond	—	690,895	—	690,895	—	—	—	9,050,721
Core High Yield	376,513	8,318	(22,129)	362,702	64,243	—	(5,583)	3,873,659
Disciplined Value	88,626	705	(5,278)	84,053	—	—	28,694	1,678,531
Emerging Markets	519,310	—	—	519,310	—	—	—	5,452,755
Emerging Markets Debt	612,849	7,558	—	620,407	76,520	—	—	6,055,171
Equity-Income	191,442	578	(4,750)	187,270	—	—	3,457	4,028,177
Financial Industries	51,370	594	(2,634)	49,330	—	—	(50)	864,759
Floating Rate Income	3,620,751	43,511	(107,089)	3,557,173	413,867	—	(26,879)	32,725,993
Fundamental Global Franchise	229,217	327	(6,758)	222,786	—	—	2,505	3,016,517
Fundamental Large Cap Value	219,288	2,895	(12,170)	210,013	—	—	16,412	3,032,584

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through 2010
Global Absolute Return Strategies	594,755	—	—	594,755	—	—	—	6,881,314
Global Bond	688,960	24,495	(38,921)	674,534	—	—	(12,168)	8,222,572
Global Equity	237,090	916	(4,290)	233,716	—	—	2,569	2,713,446
Global Income	856,398	45,356	(42,194)	859,560	122,911	—	(6,280)	8,440,877
Global Real Estate	227,175	12,160	(19,731)	219,604	—	—	37,535	2,084,039
Global Shareholder Yield	498,676	5,038	(14,656)	489,058	38,449	—	(494)	6,010,526
Global Short Duration Credit	655,585	34,849	(31,386)	659,048	98,245	—	(8,914)	6,359,809
Health Sciences	37,399	—	(3,834)	33,565	—	—	42,060	744,805
High Yield	514,278	10,868	(84,772)	440,374	99,549	—	60,460	3,958,958
International Core	35,199	1,740	(865)	36,074	—	—	3,448	1,212,080
International Growth Opportunities	69,119	3,394	(3,413)	69,100	—	—	(434)	956,348
International Growth Stock	75,835	2,195	(2,491)	75,539	—	—	3,888	1,052,259
International Small Cap	145,174	7,973	(1,109)	152,038	—	—	3,215	2,742,757
International Small Company	263,416	15,653	(1,422)	277,647	—	—	2,944	2,734,823
International Value	135,482	10,402	(435)	145,449	—	—	1,680	2,353,358
International Value Equity	74,339	2,800	(1,226)	75,913	—	—	1,897	691,566
Mid Cap Stock	154,111	4,004	(10,426)	147,689	—	—	7,853	3,405,701
Mid Value	232,978	4,454	(7,406)	230,026	—	—	2,411	4,117,473
Natural Resources	247,698	—	—	247,698	—	—	—	3,346,403
Real Estate Equity	171,916	11,403	(24,564)	158,755	—	—	103,968	1,941,569
Real Return Bond	430,347	19,132	(27,621)	421,858	67,529	—	(14,884)	4,834,493
Redwood	293,423	1,161	(4,088)	290,496	—	—	2,831	3,363,942
Science & Technology	80,860	2,777	(6,116)	77,521	—	—	1,776	1,167,461
Short Duration Credit Opportunities	1,637,224	19,861	(63,184)	1,593,901	150,158	—	(12,578)	16,002,761
Small Cap Growth	119,129	3,073	(9,061)	113,141	—	—	1,626	1,287,545
Small Cap Value	35,821	994	(3,096)	33,719	—	—	(270)	670,673
Small Company Value	19,031	860	(1,269)	18,622	—	—	7,051	682,324
Spectrum Income	1,039,504	39,229	(53,976)	1,024,757	119,512	—	2,590	11,313,314
Strategic Equity Allocation	5,211,561	37,287	(206,025)	5,042,823	—	—	672,509	70,952,525
Strategic Growth	190,211	7,071	(13,452)	183,830	—	—	4,568	3,209,677
Strategic Income Opportunities	1,710,008	52,529	(105,713)	1,656,824	167,115	—	(13,569)	18,059,385
Total Return	2,433,245	31,881	(686,472)	1,778,654	437,084	—	(18,336)	24,812,222
U.S. Equity	589,628	1,006	(33,836)	556,798	—	—	49,512	7,967,780
U.S. High Yield Bond	392,647	7,188	(78,037)	321,798	87,761	—	24,612	3,970,984
Value Equity	123,046	1,679	(6,061)	118,664	—	—	748	1,221,057
					$2,333,830	—	$1,290,568	$381,630,688

For additional information on the portfolio's significant accounting policies, please refer to the portfolio's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ1	11/14
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.		1/15

John Hancock

Retirement Living II Portfolios

Quarterly portfolio holdings 11/30/14

Portfolio's investmentsRetirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2055 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.2%
Equity - 67.2%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	57,877	$814,330
UNAFFILIATED INVESTMENT COMPANIES - 32.3%
Exchange-traded funds - 32.3%
Financial Select Sector SPDR Fund	771	18,812
iShares iBoxx Investment Grade Corporate Bond ETF	32	3,843
iShares JPMorgan USD Emerging Markets Bond ETF	11	1,252
iShares MSCI USA Minimum Volatility ETF	31	1,261
iShares TIPS Bond ETF	17	1,925
PowerShares Senior Loan Portfolio	594	14,464
SPDR Barclays High Yield Bond ETF	479	18,959
Vanguard Consumer Staples ETF	261	33,463
Vanguard Dividend Appreciation ETF	568	46,309
Vanguard Energy ETF	145	16,565
Vanguard FTSE Emerging Markets ETF	1,527	64,394
Vanguard Health Care ETF	229	29,262
Vanguard Information Technology ETF	342	36,621
Vanguard Intermediate-Term Bond ETF	37	3,165
Vanguard Intermediate-Term Corporate Bond ETF	104	9,040
Vanguard Materials ETF	52	5,701
Vanguard Mid-Cap ETF	262	32,682
Vanguard MSCI EAFE ETF	512	20,280
Vanguard REIT ETF	163	13,133
Vanguard Small-Cap ETF	112	13,087
Vanguard Total Bond Market ETF	89	7,375
Total investments (Cost $1,152,900) - 99.5%		$1,205,923
Other assets and liabilities, net - 0.5%		$5,581
TOTAL NET ASSETS - 100.0%		$1,211,504

Percentages are based upon net assets.

2SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2050 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.9%
Equity - 67.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	162,402	$2,284,992
UNAFFILIATED INVESTMENT COMPANIES - 31.9%
Exchange-traded funds - 31.9%
Financial Select Sector SPDR Fund	2,159	52,680
iShares Barclays TIPS Bond Fund	47	5,323
iShares iBoxx Investment Grade Corporate Bond Fund	90	10,808
iShares JPMorgan USD Emerging Markets Bond ETF	32	3,642
iShares MSCI USA Minimum Volatility ETF	88	3,580
PowerShares Senior Loan Portfolio	1,650	40,178
SPDR Barclays Capital High Yield Bond ETF	1,331	52,681
Vanguard Consumer Staples ETF	730	93,593
Vanguard Dividend Appreciation ETF	1,301	106,071
Vanguard Energy ETF	406	46,381
Vanguard FTSE Emerging Markets ETF	4,275	180,277
Vanguard Health Care ETF	641	81,907
Vanguard Information Technology ETF	959	102,690
Vanguard Intermediate-Term Bond ETF	103	8,811
Vanguard Intermediate-Term Corporate Bond ETF	290	25,207
Vanguard Materials ETF	147	16,116
Vanguard Mid-Cap ETF	733	91,434
Vanguard MSCI EAFE ETF	1,434	56,801
Vanguard REIT ETF	457	36,820
Vanguard Small-Cap ETF	314	36,691
Vanguard Total Bond Market ETF	249	20,635
Total investments (Cost $3,253,230) - 99.8%		$3,357,318
Other assets and liabilities, net - 0.2%		$7,798
TOTAL NET ASSETS - 100.0%		$3,365,116

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS3

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2045 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.9%
Equity - 67.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	299,416	$4,212,789
UNAFFILIATED INVESTMENT COMPANIES - 31.9%
Exchange-traded funds - 31.9%
Financial Select Sector SPDR Fund	3,986	97,258
iShares Barclays TIPS Bond Fund	87	9,854
iShares iBoxx Investment Grade Corporate Bond Fund	166	19,935
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,714
iShares MSCI USA Minimum Volatility ETF	163	6,631
PowerShares Senior Loan Portfolio	3,044	74,121
SPDR Barclays Capital High Yield Bond ETF	2,456	97,208
Vanguard Consumer Staples ETF	1,350	173,084
Vanguard Dividend Appreciation ETF	2,361	192,492
Vanguard Energy ETF	750	85,680
Vanguard FTSE Emerging Markets ETF	7,883	332,426
Vanguard Health Care ETF	1,185	151,419
Vanguard Information Technology ETF	1,771	189,639
Vanguard Intermediate-Term Bond ETF	191	16,338
Vanguard Intermediate-Term Corporate Bond ETF	536	46,589
Vanguard Materials ETF	273	29,929
Vanguard Mid-Cap ETF	1,353	168,773
Vanguard MSCI EAFE ETF	2,651	105,006
Vanguard REIT ETF	845	68,082
Vanguard Small-Cap ETF	580	67,773
Vanguard Total Bond Market ETF	459	38,037
Total investments (Cost $6,002,373) - 99.8%		$6,189,777
Other assets and liabilities, net - 0.2%		$13,340
TOTAL NET ASSETS - 100.0%		$6,203,117

Percentages are based upon net assets.

4SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2040 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.9%
Equity - 67.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	381,867	$5,372,863
UNAFFILIATED INVESTMENT COMPANIES - 31.3%
Exchange-traded funds - 31.3%
Financial Select Sector SPDR Fund	4,982	121,561
iShares Barclays TIPS Bond Fund	109	12,345
iShares iBoxx Investment Grade Corporate Bond Fund	208	24,979
iShares JPMorgan USD Emerging Markets Bond ETF	74	8,421
iShares MSCI USA Minimum Volatility ETF	204	8,299
PowerShares Senior Loan Portfolio	3,809	92,749
SPDR Barclays Capital High Yield Bond ETF	3,075	121,709
Vanguard Consumer Staples ETF	1,683	215,777
Vanguard Dividend Appreciation ETF	3,042	248,014
Vanguard Energy ETF	939	107,271
Vanguard FTSE Emerging Markets ETF	10,319	435,152
Vanguard Health Care ETF	1,475	188,476
Vanguard Information Technology ETF	2,201	235,683
Vanguard Intermediate-Term Bond ETF	238	20,359
Vanguard Intermediate-Term Corporate Bond ETF	670	58,236
Vanguard Materials ETF	341	37,384
Vanguard Mid-Cap ETF	1,691	210,935
Vanguard MSCI EAFE ETF	2,746	108,769
Vanguard REIT ETF	1,048	84,437
Vanguard Small-Cap ETF	726	84,833
Vanguard Total Bond Market ETF	575	47,650
Total investments (Cost $7,611,760) - 99.2%		$7,845,902
Other assets and liabilities, net - 0.8%		$59,765
TOTAL NET ASSETS - 100.0%		$7,905,667

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS5

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2035 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 66.7%
Equity - 66.7%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	577,823	$8,129,971
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Exchange-traded funds - 33.2%
Financial Select Sector SPDR Fund	7,752	189,149
iShares Barclays TIPS Bond Fund	241	27,296
iShares iBoxx Investment Grade Corporate Bond Fund	460	55,241
iShares JPMorgan USD Emerging Markets Bond ETF	229	26,060
iShares MSCI USA Minimum Volatility ETF	324	13,180
PowerShares Senior Loan Portfolio	8,375	203,931
SPDR Barclays Capital High Yield Bond ETF	6,603	261,347
Vanguard Consumer Staples ETF	2,645	339,115
Vanguard Dividend Appreciation ETF	4,395	358,324
Vanguard Energy ETF	1,422	162,449
Vanguard FTSE Emerging Markets ETF	15,820	667,129
Vanguard Health Care ETF	2,305	294,533
Vanguard Information Technology ETF	3,414	365,571
Vanguard Intermediate-Term Bond ETF	527	45,080
Vanguard Intermediate-Term Corporate Bond ETF	1,480	128,642
Vanguard Materials ETF	525	57,556
Vanguard Mid-Cap ETF	2,607	325,197
Vanguard MSCI EAFE ETF	4,037	159,906
Vanguard REIT ETF	1,656	133,424
Vanguard Small-Cap ETF	1,068	124,796
Vanguard Total Bond Market ETF	1,269	105,162
Total investments (Cost $11,858,613) - 99.9%		$12,173,059
Other assets and liabilities, net - 0.1%		$17,800
TOTAL NET ASSETS - 100.0%		$12,190,859

Percentages are based upon net assets.

6SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2030 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.4%
Equity - 62.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	791,613	$11,137,991
UNAFFILIATED INVESTMENT COMPANIES - 37.3%
Exchange-traded funds - 37.3%
Financial Select Sector SPDR Fund	10,330	252,052
iShares Barclays TIPS Bond Fund	701	79,395
iShares iBoxx Investment Grade Corporate Bond Fund	1,335	160,320
iShares JPMorgan USD Emerging Markets Bond ETF	450	51,210
iShares MSCI USA Minimum Volatility ETF	475	19,323
PowerShares Senior Loan Portfolio	24,453	595,431
SPDR Barclays Capital High Yield Bond ETF	19,817	784,357
Vanguard Consumer Staples ETF	3,827	490,660
Vanguard Dividend Appreciation ETF	5,932	483,636
Vanguard Energy ETF	1,877	214,428
Vanguard FTSE Emerging Markets ETF	18,765	791,320
Vanguard Health Care ETF	3,287	420,013
Vanguard Information Technology ETF	4,613	493,960
Vanguard Intermediate-Term Bond ETF	1,531	130,962
Vanguard Intermediate-Term Corporate Bond ETF	4,301	373,843
Vanguard Materials ETF	682	74,768
Vanguard Mid-Cap ETF	3,410	425,363
Vanguard MSCI EAFE ETF	4,822	190,999
Vanguard REIT ETF	2,487	200,378
Vanguard Small-Cap ETF	943	110,190
Vanguard Total Bond Market ETF	3,690	305,790
Total investments (Cost $17,364,834) - 99.7%		$17,786,389
Other assets and liabilities, net - 0.3%		$58,840
TOTAL NET ASSETS - 100.0%		$17,845,229

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS7

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2025 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 56.3%
Equity - 56.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	832,504	$11,713,310
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Exchange-traded funds - 43.4%
Financial Select Sector SPDR Fund	10,563	257,737
iShares Barclays TIPS Bond Fund	1,276	144,520
iShares iBoxx Investment Grade Corporate Bond Fund	2,836	340,575
iShares JPMorgan USD Emerging Markets Bond ETF	743	84,553
iShares MSCI USA Minimum Volatility ETF	559	22,740
PowerShares Senior Loan Portfolio	42,975	1,046,441
SPDR Barclays Capital High Yield Bond ETF	35,930	1,422,109
Vanguard Consumer Staples ETF	4,478	574,124
Vanguard Dividend Appreciation ETF	7,347	599,001
Vanguard Energy ETF	1,982	226,424
Vanguard FTSE Emerging Markets ETF	15,920	671,346
Vanguard Health Care ETF	3,458	441,863
Vanguard Information Technology ETF	4,883	522,872
Vanguard Intermediate-Term Bond ETF	3,253	278,262
Vanguard Intermediate-Term Corporate Bond ETF	9,136	794,101
Vanguard Materials ETF	721	79,043
Vanguard Mid-Cap ETF	3,230	402,910
Vanguard MSCI EAFE ETF	4,251	168,382
Vanguard REIT ETF	3,079	248,075
Vanguard Small-Cap ETF	540	63,099
Vanguard Total Bond Market ETF	7,838	649,535
Total investments (Cost $20,306,669) - 99.7%		$20,751,022
Other assets and liabilities, net - 0.3%		$63,170
TOTAL NET ASSETS - 100.0%		$20,814,192

Percentages are based upon net assets.

8SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2020 Portfolio
	Shares	Value
Affiliated investment companies (G) - 48.2%
Equity - 48.2%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	491,234	$6,911,644
UNAFFILIATED INVESTMENT COMPANIES - 51.1%
Exchange-traded funds - 51.1%
Financial Select Sector SPDR Fund	6,016	146,790
iShares Barclays TIPS Bond Fund	1,234	139,763
iShares iBoxx Investment Grade Corporate Bond Fund	3,314	397,978
iShares JPMorgan USD Emerging Markets Bond ETF	594	67,597
iShares MSCI USA Minimum Volatility ETF	388	15,784
PowerShares Senior Loan Portfolio	39,459	960,827
SPDR Barclays Capital High Yield Bond ETF	34,643	1,371,170
Vanguard Consumer Staples ETF	2,836	363,604
Vanguard Dividend Appreciation ETF	2,648	215,891
Vanguard Energy ETF	1,315	150,226
Vanguard FTSE Emerging Markets ETF	7,785	328,293
Vanguard Health Care ETF	2,093	267,444
Vanguard Information Technology ETF	2,960	316,957
Vanguard Intermediate-Term Bond ETF	3,801	325,138
Vanguard Intermediate-Term Corporate Bond ETF	10,676	927,958
Vanguard Materials ETF	479	52,513
Vanguard Mid-Cap ETF	1,430	178,378
Vanguard MSCI EAFE ETF	2,949	116,810
Vanguard REIT ETF	2,284	184,022
Vanguard Small-Cap ETF	296	34,588
Vanguard Total Bond Market ETF	9,159	759,006
Total investments (Cost $13,973,821) - 99.3%		$14,232,381
Other assets and liabilities, net - 0.7%		$96,376
TOTAL NET ASSETS - 100.0%		$14,328,757

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS9

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.8%
Affiliated Investment Companies - 40.8%
Equity - 40.8%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	204,602	$2,878,745
UNAFFILIATED INVESTMENT COMPANIES - 57.2%
Exchange-Traded Funds - 57.2%
iShares iBoxx Investment Grade Corporate Bond ETF	2,269	272,484
iShares JPMorgan USD Emerging Markets Bond ETF	358	40,740
iShares MSCI USA Minimum Volatility ETF	190	7,729
iShares TIPS Bond ETF	721	81,660
PowerShares Senior Loan Portfolio	23,292	567,160
SPDR Barclays Capital High Yield Bond ETF	20,113	796,073
Vanguard Consumer Staples ETF	1,365	175,007
Vanguard Dividend Appreciation ETF	2,532	206,434
Vanguard Energy ETF	567	64,774
Vanguard FTSE Emerging Markets ETF	2,375	100,154
Vanguard Health Care ETF	972	124,202
Vanguard Intermediate-Term Bond ETF	2,599	222,318
Vanguard Intermediate-Term Corporate Bond ETF	7,301	634,603
Vanguard Materials ETF	206	22,584
Vanguard Mid-Cap ETF	519	64,740
Vanguard MSCI EAFE ETF	1,443	57,157
Vanguard REIT ETF	1,056	85,082
Vanguard Total Bond Market ETF	6,263	519,015
Total investments (Cost $6,820,777) - 98.0%		$6,920,661
Other assets and liabilities, net - 2.0%		$143,660
TOTAL NET ASSETS - 100.0%		$7,064,321

Percentages are based upon net assets.

10SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Living II Portfolios

As of 11-30-14 (unaudited)
Retirement Living through II 2010 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 33.5%
Equity - 33.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	166,162	$2,337,900
UNAFFILIATED INVESTMENT COMPANIES - 63.6%
Exchange-Traded Funds - 63.6%
iShares iBoxx Investment Grade Corporate Bond Fund	2,794	335,531
iShares JPMorgan USD Emerging Markets Bond ETF	414	47,113
iShares MSCI USA Minimum Volatility ETF	182	7,404
iShares TIPS Bond ETF	784	88,796
PowerShares Senior Loan Portfolio	25,943	631,712
SPDR Barclays Capital High Yield Bond ETF	21,760	861,261
Vanguard Consumer Staples ETF	1,305	167,314
Vanguard Dividend Appreciation ETF	3,173	258,695
Vanguard Energy ETF	461	52,665
Vanguard FTSE Emerging Markets ETF	1,064	44,869
Vanguard Health Care ETF	886	113,213
Vanguard Intermediate-Term Bond ETF	3,200	273,728
Vanguard Intermediate-Term Corporate Bond ETF	8,989	781,324
Vanguard Materials ETF	168	18,418
Vanguard Mid-Cap ETF	305	38,046
Vanguard REIT ETF	912	73,480
Vanguard Total Bond Market ETF	7,708	638,762
Total investments (Cost $6,669,610) - 97.1%		$6,770,231
Other assets and liabilities, net - 2.9%		$204,643
TOTAL NET ASSETS - 100.0%		$6,974,874

Footnote Legend:
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIOS' INVESTMENTS11

Notes to Portfolios' investments

Security valuation: Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds and/or other open end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Living through II 2055
Strategic Equity Allocation	22,608	35,280	(11)	57,877	—	—	($4)	$814,330
Retirement Living through II 2050
Strategic Equity Allocation	48,903	115,597	(2,098)	162,402	—	—	$1,546	$2,284,992
Retirement Living through II 2045
Strategic Equity Allocation	79,808	239,435	(19,827)	299,416	—	—	($2,657)	$4,212,789
Retirement Living through II 2040
Strategic Equity Allocation	108,578	285,196	(11,907)	381,867	—	—	$6,673	$5,372,863
Retirement Living through II 2035
Strategic Equity Allocation	126,919	455,183	(4,279)	577,823	—	—	($2,667)	$8,129,971
Retirement Living through II 2030
Strategic Equity Allocation	164,534	662,147	(35,068)	791,613	—	—	($17,260)	$11,137,991
Retirement Living through II 2025
Strategic Equity Allocation	175,552	684,552	(27,600)	832,504	—	—	($1,460)	$11,713,310
Retirement Living through II 2020
Strategic Equity Allocation	76,926	418,258	(3,950)	491,234	—	—	$4,504	$6,911,644
Retirement Living through II 2015
Strategic Equity Allocation	51,596	154,669	(1,663)	204,602	—	—	$1,980	$2,878,745
Retirement Living through II 2010
Strategic Equity Allocation	78,301	117,052	(29,191)	166,162	—	—	($834)	$2,337,900

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on November 30, 2014, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055 Portfolio	$1,152,955	$55,379	($2,411)	$52,968
Retirement Living through II 2050 Portfolio	3,253,253	112,079	(8,014)	104,065
Retirement Living through II 2045 Portfolio	6,002,770	204,646	(17,639)	187,007
Retirement Living through II 2040 Portfolio	7,611,783	255,030	(20,911)	234,119
Retirement Living through II 2035 Portfolio	11,858,667	353,886	(39,494)	314,392

12

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2030 Portfolio	17,364,937	473,448	(51,996)	421,452
Retirement Living through II 2025 Portfolio	20,307,181	514,865	(71,023)	443,842
Retirement Living through II 2020 Portfolio	13,975,563	303,965	(47,147)	256,818
Retirement Living through II 2015 Portfolio	6,823,857	128,068	(31,264)	96,804
Retirement Living through II 2010 Portfolio	6,670,064	135,019	(34,852)	100,167

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual shareholder report.

13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q1	11/14
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.		1/15

John Hancock

Retirement Choices Portfolios

Quarterly portfolio holdings 11/30/14

Portfolio's investmentsRetirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2055 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 73.3%
EQUITY - 72.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	895,659	$12,601,925
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	15,588	152,297
UNAFFILIATED INVESTMENT COMPANIES - 26.6%
EXCHANGE-TRADED FUNDS - 26.6%
Financial Select Sector SPDR Fund	5,347	130,467
iShares iBoxx Investment Grade Corporate Bond Fund	725	87,065
PowerShares Senior Loan Portfolio	14,243	346,817
SPDR Barclays Capital High Yield Bond ETF	23,897	945,843
Vanguard Dividend Appreciation ETF	9,423	768,257
Vanguard Energy ETF	948	108,300
Vanguard FTSE Emerging Markets ETF	1,929	81,346
Vanguard Health Care ETF	1,217	155,508
Vanguard Information Technology ETF	2,399	256,885
Vanguard Intermediate-Term Corporate Bond ETF	4,304	374,104
Vanguard Materials ETF	345	37,822
Vanguard REIT ETF	1,419	114,329
Vanguard Total Bond Market ETF	14,644	1,213,548
Total investments (Cost $16,946,750) - 99.8%		$17,374,513
Other assets and liabilities, net - 0.2%		$27,520
TOTAL NET ASSETS - 100.0%		$17,402,033

Percentages are based upon net assets.

2SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2050 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.7%
EQUITY - 69.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	19,388,352	$272,794,114
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	352,056	3,439,589
UNAFFILIATED INVESTMENT COMPANIES - 29.2%
EXCHANGE-TRADED FUNDS - 29.2%
Financial Select Sector SPDR Fund	116,535	2,843,454
iShares iBoxx Investment Grade Corporate Bond Fund	16,404	1,969,956
PowerShares Senior Loan Portfolio	321,684	7,833,005
SPDR Barclays Capital High Yield Bond ETF	539,685	21,360,732
Vanguard Dividend Appreciation ETF	205,346	16,741,859
Vanguard Energy ETF	20,651	2,359,170
Vanguard FTSE Emerging Markets ETF	305,125	12,867,121
Vanguard Health Care ETF	26,715	3,413,643
Vanguard Information Technology Index ETF	52,749	5,648,363
Vanguard Intermediate-Term Corporate Bond ETF	97,224	8,450,710
Vanguard Materials ETF	7,520	824,418
Vanguard REIT ETF	31,185	2,512,575
Vanguard Total Bond Market ETF	330,740	27,408,424
Total investments (Cost $332,943,690) - 100.0%		$390,467,133
Other assets and liabilities, net - 0.0%		$75,353
TOTAL NET ASSETS - 100.0%		$390,542,486

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS3

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2045 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.6%
EQUITY - 69.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	26,268,168	$369,593,123
FIXED INCOME - 0.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	355,420	3,472,453
UNAFFILIATED INVESTMENT COMPANIES - 29.5%
EXCHANGE-TRADED FUNDS - 29.5%
Financial Select Sector SPDR Fund	157,710	3,848,124
iShares iBoxx Investment Grade Corporate Bond Fund	33,385	4,009,205
PowerShares Senior Loan Portfolio	433,738	10,561,520
SPDR Barclays Capital High Yield Bond ETF	730,112	28,897,833
SPDR Barclays Capital Short Term Corporate Bond ETF	86,248	2,650,401
Vanguard Dividend Appreciation ETF	277,640	22,635,989
Vanguard Energy ETF	27,203	3,107,671
Vanguard FTSE Emerging Markets ETF	423,700	17,867,429
Vanguard Health Care ETF	35,949	4,593,563
Vanguard Information Technology Index ETF	71,109	7,614,352
Vanguard Intermediate-Term Bond ETF	40,848	3,494,138
Vanguard Intermediate-Term Corporate Bond ETF	125,645	10,921,063
Vanguard Materials ETF	10,149	1,112,635
Vanguard REIT ETF	41,922	3,377,656
Vanguard Total Bond Market ETF	377,903	31,316,822
Total investments (Cost $440,546,928) - 100.1%		$529,073,977
Other assets and liabilities, net - (0.1%)		($480,233)
TOTAL NET ASSETS - 100.0%		$528,593,744

Percentages are based upon net assets.

4SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2040 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.3%
EQUITY - 68.7%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	34,837,726	$490,166,810
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	404,179	3,948,828
UNAFFILIATED INVESTMENT COMPANIES - 30.8%
EXCHANGE-TRADED FUNDS - 30.8%
Financial Select Sector SPDR Fund	215,426	5,256,394
iShares iBoxx Investment Grade Corporate Bond Fund	47,830	5,743,905
PowerShares Senior Loan Portfolio	585,834	14,265,058
SPDR Barclays Capital High Yield Bond ETF	915,792	36,247,047
SPDR Barclays Capital Short Term Corporate Bond ETF	295,914	9,093,437
Vanguard Dividend Appreciation ETF	379,234	30,918,948
Vanguard Energy ETF	37,557	4,290,512
Vanguard FTSE Emerging Markets ETF	581,191	24,508,824
Vanguard Health Care ETF	49,042	6,266,587
Vanguard Information Technology Index ETF	96,224	10,303,666
Vanguard Intermediate-Term Bond ETF	154,235	13,193,262
Vanguard Intermediate-Term Corporate Bond ETF	159,629	13,874,953
Vanguard Materials ETF	13,870	1,520,568
Vanguard REIT ETF	57,182	4,607,154
Vanguard Total Bond Market ETF	477,248	39,549,542
Total investments (Cost $594,771,590) - 100.1%		$713,755,495
Other assets and liabilities, net - (0.1%)		($753,580)
TOTAL NET ASSETS - 100.0%		$713,001,915

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS5

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2035 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 65.7%
EQUITY - 64.7%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	45,326,415	$637,742,664
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,000,418	9,774,084
UNAFFILIATED INVESTMENT COMPANIES - 34.5%
EXCHANGE-TRADED FUNDS - 34.5%
Financial Select Sector SPDR Fund	275,807	6,729,691
iShares iBoxx Investment Grade Corporate Bond Fund	78,961	9,482,426
PowerShares Senior Loan Portfolio	811,093	19,750,115
SPDR Barclays Capital High Yield Bond ETF	1,152,689	45,623,431
SPDR Barclays Capital Short Term Corporate Bond ETF	933,742	28,693,892
Vanguard Dividend Appreciation ETF	484,217	39,478,212
Vanguard Energy ETF	48,787	5,573,427
Vanguard FTSE Emerging Markets ETF	790,869	33,350,946
Vanguard Health Care ETF	63,223	8,078,635
Vanguard Information Technology Index ETF	126,041	13,496,470
Vanguard Intermediate-Term Bond ETF	269,801	23,078,778
Vanguard Intermediate-Term Corporate Bond ETF	428,768	37,268,515
Vanguard Materials ETF	17,788	1,950,098
Vanguard REIT ETF	73,882	5,952,673
Vanguard Short-Term Corporate Bond ETF	30,852	2,473,713
Vanguard Total Bond Market ETF	708,127	58,682,484
Total investments (Cost $826,630,445) - 100.1%		$987,180,254
Other assets and liabilities, net - (0.1%)		($1,328,069)
TOTAL NET ASSETS - 100.0%		$985,852,185

Percentages are based upon net assets.

6SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2030 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 58.4%
EQUITY - 57.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	50,015,217	$703,714,103
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,198,579	11,710,113
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
EXCHANGE-TRADED FUNDS - 41.7%
Financial Select Sector SPDR Fund	295,669	7,214,324
iShares iBoxx Investment Grade Corporate Bond Fund	154,406	18,542,617
PowerShares Senior Loan Portfolio	1,007,559	24,534,062
SPDR Barclays Capital High Yield Bond ETF	1,292,932	51,174,249
SPDR Barclays Capital Short Term Corporate Bond ETF	943,251	28,986,103
Vanguard Dividend Appreciation ETF	587,622	47,908,822
Vanguard Energy ETF	52,351	5,980,578
Vanguard FTSE Emerging Markets ETF	880,344	37,124,106
Vanguard Health Care ETF	67,693	8,649,812
Vanguard Information Technology Index ETF	134,127	14,362,319
Vanguard Intermediate-Term Bond ETF	534,795	45,746,364
Vanguard Intermediate-Term Corporate Bond ETF	658,850	57,267,242
Vanguard Materials ETF	19,059	2,089,438
Vanguard REIT ETF	79,146	6,376,793
Vanguard Short-Term Bond ETF	405,186	32,593,162
Vanguard Short-Term Corporate Bond ETF	361,530	28,987,475
Vanguard Total Bond Market ETF	1,129,837	93,629,592
Total investments (Cost $1,045,216,639) - 100.1%		$1,226,591,274
Other assets and liabilities, net - (0.1%)		($1,099,366)
TOTAL NET ASSETS - 100.0%		$1,225,491,908

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS7

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2025 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 45.3%
EQUITY - 43.7%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	41,186,679	$579,496,567
FIXED INCOME - 1.5%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	2,081,255	20,333,862
UNAFFILIATED INVESTMENT COMPANIES - 54.7%
EXCHANGE-TRADED FUNDS - 54.7%
Financial Select Sector SPDR Fund	257,158	6,274,655
iShares iBoxx Investment Grade Corporate Bond Fund	222,054	26,666,465
PowerShares Senior Loan Portfolio	1,087,931	26,491,120
SPDR Barclays Capital High Yield Bond ETF	1,242,419	49,174,944
SPDR Barclays Capital Short Term Corporate Bond ETF	1,645,099	50,553,892
Vanguard Dividend Appreciation ETF	588,960	48,017,909
Vanguard Energy ETF	45,452	5,192,436
Vanguard FTSE Emerging Markets ETF	757,628	31,949,173
Vanguard Health Care ETF	58,940	7,531,353
Vanguard Information Technology Index ETF	115,990	12,420,209
Vanguard Intermediate-Term Bond ETF	633,369	54,178,384
Vanguard Intermediate-Term Corporate Bond ETF	1,279,802	111,240,390
Vanguard Materials ETF	16,544	1,813,719
Vanguard REIT ETF	68,887	5,550,226
Vanguard Short-Term Bond ETF	940,905	75,686,398
Vanguard Short-Term Corporate Bond ETF	630,553	50,557,740
Vanguard Total Bond Market ETF	1,958,984	162,341,004
Total investments (Cost $1,161,610,993) - 100.0%		$1,325,470,446
Other assets and liabilities, net - 0.0%		($16,788)
TOTAL NET ASSETS - 100.0%		$1,325,453,658

Percentages are based upon net assets.

8SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2020 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.0%
EQUITY - 27.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	18,779,015	$264,220,741
FIXED INCOME - 1.5%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,495,860	14,614,554
UNAFFILIATED INVESTMENT COMPANIES - 71.0%
EXCHANGE-TRADED FUNDS - 71.0%
Financial Select Sector SPDR Fund	106,697	2,603,407
iShares Barclays TIPS Bond Fund	85,815	9,719,407
iShares iBoxx Investment Grade Corporate Bond Fund	211,719	25,425,335
PowerShares Senior Loan Portfolio	785,575	19,128,751
SPDR Barclays Capital High Yield Bond ETF	752,501	29,783,990
SPDR Barclays Capital Short Term Corporate Bond ETF	2,000,670	61,480,589
Vanguard Dividend Appreciation ETF	325,251	26,517,714
Vanguard Energy ETF	18,774	2,144,742
Vanguard FTSE Emerging Markets ETF	378,562	15,963,960
Vanguard Health Care ETF	24,547	3,136,616
Vanguard Information Technology Index ETF	49,183	5,266,516
Vanguard Intermediate-Term Bond ETF	684,002	58,509,531
Vanguard Intermediate-Term Corporate Bond ETF	1,043,665	90,715,362
Vanguard Materials ETF	6,933	760,065
Vanguard REIT ETF	28,580	2,302,691
Vanguard Short-Term Bond ETF	1,024,892	82,442,312
Vanguard Short-Term Corporate Bond ETF	886,347	71,067,302
Vanguard Total Bond Market ETF	2,114,367	175,217,593
Total investments (Cost $878,543,546) - 100.0%		$961,021,178
Other assets and liabilities, net - 0.0%		($409,961)
TOTAL NET ASSETS - 100.0%		$960,611,217

Percentages are based upon net assets.

SEE NOTES TO PORTFOLIOS' INVESTMENTS9

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 13.0%
EQUITY - 10.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	3,387,008	$47,655,200
FIXED INCOME - 2.1%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	937,052	9,154,998
UNAFFILIATED INVESTMENT COMPANIES - 86.9%
EXCHANGE-TRADED FUNDS - 86.9%
Financial Select Sector SPDR Fund	36,195	883,158
iShares Barclays TIPS Bond Fund	70,479	7,982,452
iShares iBoxx Investment Grade Corporate Bond Fund	249,638	29,979,027
iShares MSCI USA Minimum Volatility ETF	222,855	9,065,741
PowerShares Senior Loan Portfolio	355,886	8,665,824
SPDR Barclays Capital High Yield Bond ETF	389,169	15,403,309
SPDR Barclays Capital Short Term Corporate Bond ETF	1,714,176	52,676,628
Vanguard Dividend Appreciation ETF	90,007	7,338,271
Vanguard Energy ETF	4,496	513,623
Vanguard FTSE Emerging Markets ETF	62,515	2,636,258
Vanguard Health Care ETF	4,394	561,465
Vanguard Information Technology Index ETF	8,812	943,589
Vanguard Intermediate-Term Bond ETF	213,865	18,294,012
Vanguard Intermediate-Term Corporate Bond ETF	329,044	28,600,504
Vanguard Short-Term Bond ETF	733,365	58,991,881
Vanguard Short-Term Corporate Bond ETF	658,499	52,798,450
Vanguard Total Bond Market ETF	1,011,655	83,835,850
Total investments (Cost $419,242,956) - 99.9%		$435,980,240
Other assets and liabilities, net - 0.1%		$489,903
TOTAL NET ASSETS - 100.0%		$436,470,143

Percentages are based upon net assets.

10SEE NOTES TO PORTFOLIOS' INVESTMENTS

Retirement Choices Portfolios

As of 11-30-14 (unaudited)
Retirement Choices at 2010 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.6%
EQUITY - 7.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,428,169	$20,094,336
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	542,647	5,301,657
UNAFFILIATED INVESTMENT COMPANIES - 90.5%
EXCHANGE-TRADED FUNDS - 90.5%
Financial Select Sector SPDR Fund	16,718	407,919
iShares Barclays TIPS Bond Fund	58,457	6,620,840
iShares iBoxx Investment Grade Corporate Bond Fund	55,420	6,655,388
iShares MSCI USA Minimum Volatility ETF	278,706	11,337,760
PowerShares Senior Loan Portfolio	216,785	5,278,715
SPDR Barclays Capital High Yield Bond ETF	199,063	7,878,914
SPDR Barclays Capital Short Term Corporate Bond ETF	1,410,107	43,332,588
Vanguard Dividend Appreciation ETF	58,252	4,749,286
Vanguard Energy ETF	2,076	237,162
Vanguard FTSE Emerging Markets ETF	14,561	614,037
Vanguard Health Care ETF	2,034	259,905
Vanguard Information Technology Index ETF	4,080	436,886
Vanguard Intermediate-Term Corporate Bond ETF	91,816	7,980,647
Vanguard Short-Term Bond ETF	555,946	44,720,296
Vanguard Short-Term Corporate Bond ETF	541,075	43,383,394
Vanguard Total Bond Market ETF	673,795	55,837,392
Total investments (Cost $257,272,516) - 100.1%		$265,127,122
Other assets and liabilities, net - (0.1%)		($309,777)
TOTAL NET ASSETS - 100.0%		$264,817,345

Footnote Legend:
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIOS' INVESTMENTS11

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios uses the following valuation techniques: Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds and/or other open end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies.] Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Choices at 2055 Portfolio
Short Term Government Income	7,269	8,673	(354)	15,588	$618	—	($23)	$152,297
Strategic Equity Allocation	418,823	499,352	(22,516)	895,659	—	—	(2,066)	12,601,925
					$618	—	($2,089)	$12,754,222
Retirement Choices at 2050 Portfolio
Short Term Government Income	339,738	31,330	(19,012)	352,056	$21,775	—	($6,372)	$3,439,589
Strategic Equity Allocation	18,950,537	729,378	(291,563)	19,388,352	—	—	329,916	272,794,114
					$21,775	—	$323,544	$276,233,703
Retirement Choices at 2045 Portfolio
Short Term Government Income	343,278	29,731	(17,589)	355,420	$21,991	—	($5,791)	$3,472,453
Strategic Equity Allocation	25,500,873	848,903	(81,608)	26,268,168	—	—	(4,614)	369,593,123
					$21,991	—	($10,405)	$373,065,576
Retirement Choices at 2040 Portfolio
Short Term Government Income	388,386	30,377	(14,584)	404,179	$24,942	—	($4,810)	$3,948,828
Strategic Equity Allocation	33,652,987	1,287,102	(102,363)	34,837,726	—	—	(6,753)	490,166,810
					$24,942	—	($11,563)	$494,115,638
Retirement Choices at 2035 Portfolio
Short Term Government Income	964,855	64,023	(28,460)	1,000,418	$61,997	—	($9,337)	$9,774,084
Strategic Equity Allocation	44,031,134	1,364,099	(68,818)	45,326,415	—	—	(7,911)	637,742,664
					$61,997	—	($17,248)	$647,516,748
Retirement Choices at 2030 Portfolio
Short Term Government Income	1,164,714	58,454	(24,589)	1,198,579	$74,674	—	($7,942)	$11,710,113
Strategic Equity Allocation	49,022,292	1,328,649	(335,724)	50,015,217	—	—	(1,638)	703,714,103
					$74,674	—	($9,580)	$715,424,216
Retirement Choices at 2025 Portfolio
Short Term Government Income	2,016,333	90,100	(25,178)	2,081,255	$129,224	—	($8,300)	$20,333,862
Strategic Equity Allocation	40,504,378	1,118,931	(436,630)	41,186,679	—	—	13,043	579,496,567
					$129,224	—	$4,743	$599,830,429

12

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Retirement Choices at 2020 Portfolio
Short Term Government Income	1,470,628	44,350	(19,118)	1,495,860	$93,502	—	($5,934)	$14,614,554
Strategic Equity Allocation	18,591,934	712,301	(525,220)	18,779,015	—	—	221,498	264,220,741
					$93,502	—	$215,564	$278,835,295
Retirement Choices at 2015 Portfolio
Short Term Government Income	943,058	36,050	(42,056)	937,052	$59,844	—	($13,649)	$9,154,998
Strategic Equity Allocation	3,327,045	506,243	(446,280)	3,387,008	—	—	301,226	47,655,200
					$59,844	—	$287,577	$56,810,198
Retirement Choices at 2010 Portfolio
Short Term Government Income	551,092	22,624	(31,069)	542,647	$35,062	—	($10,247)	$5,301,657
Strategic Equity Allocation	1,449,431	288,676	(309,938)	1,428,169	—	—	148,504	20,094,336
					$35,062	—	$138,257	$25,395,993

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on November 30, 2014, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055 Portfolio	$16,947,283	$473,198	($45,968)	$427,230
Retirement Choices at 2050 Portfolio	333,047,068	58,074,096	(654,031)	57,420,065
Retirement Choices at 2045 Portfolio	440,707,752	89,098,769	(732,544)	88,366,225
Retirement Choices at 2040 Portfolio	595,136,311	119,542,511	(923,327)	118,619,184
Retirement Choices at 2035 Portfolio	827,351,500	161,337,247	(1,508,493)	159,828,754
Retirement Choices at 2030 Portfolio	1,046,113,516	182,563,834	(2,086,076)	180,477,758
Retirement Choices at 2025 Portfolio	1,162,724,053	165,442,721	(2,696,328)	162,746,393
Retirement Choices at 2020 Portfolio	880,078,446	84,560,755	(3,618,023)	80,942,732
Retirement Choices at 2015 Portfolio	421,576,965	16,172,554	(1,769,279)	14,403,275
Retirement Choices at 2010 Portfolio	258,846,856	6,879,745	(599,479)	6,280,266

For additional information on the portfolio's significant accounting policies, please refer to the portfolio's most recent semiannual or annual shareholder report.

13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ1	11/14
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.		1/15

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsAlternative Asset Allocation Fund

As of 11-30-14 (unaudited)
	Shares	Value
Affiliated investment companies (G) 84.1%		$1,117,378,058
(Cost $1,114,004,772)
Equity 29.5%		392,637,928
Emerging Markets, Class NAV (DFA)	435,042	4,567,940
Enduring Equity, Class NAV (Wellington)	5,452,520	59,923,199
Global Real Estate, Class NAV (Deutsche)	2,987,612	28,352,437
Natural Resources, Class NAV (RS Investments/Wellington)	2,078,760	28,084,046
Redwood, Class NAV (Robeco)	16,091,517	186,339,765
Technical Opportunities, Class NAV (Wellington)	5,623,883	85,370,541
Fixed income 23.8%		315,817,832
Global Income, Class NAV (Stone Harbor)	6,933,840	68,090,313
Real Return Bond, Class NAV (PIMCO)	1,683,412	19,291,904
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	15,929,092	159,928,084
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	6,285,095	68,507,531
Alternative 30.8%		408,922,298
Absolute Return Currency, Class NAV (First Quadrant)	19,040,630	180,505,172
Global Absolute Return Strategies, Class NAV (Standard Life)	12,911,410	149,385,014
Seaport Fund, Class NAV (Wellington) (I)	7,658,150	79,032,112
Unaffiliated investment companies 15.8%		$210,215,835
(Cost $224,515,023)
Equity 9.6%		127,239,257
The Arbitrage Fund, Class I	4,141,228	53,670,318
Touchstone Merger Arbitrage Fund, Institutional, Class I (V)	5,094,775	53,698,924
Turner Spectrum Fund, Institutional, Class I (I)(V)	1,724,828	19,870,015
Exchange-traded funds 6.2%		82,976,578
Market Vectors Gold Miners ETF	206,592	3,786,831
PowerShares DB Commodity Index Tracking Fund (I)	1,423,502	29,067,911
PowerShares DB Energy Fund (I)	756,523	15,856,722
PowerShares DB Gold Fund (I)	388,904	14,984,471
Vanguard REIT ETF	239,303	19,280,643
Total investments (Cost $1,338,519,795)† 99.9%		$1,327,593,893
Other assets and liabilities, net 0.1%		$1,129,152
Total net assets 100.0%		$1,328,723,045

Percentages are based upon net assets
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Funds' investments.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,341,446,976. Net unrealized depreciation aggregated $13,853,083, of which $29,214,788 related to appreciated investment securities and $43,067,871 related to depreciated investment securities.

2SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation: Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds: Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Portfolio	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Alternative Asset Allocation Fund
Absolute Return Currency	17,996,286	1,741,875	(697,531)	19,040,630	—	—	($14,636)	$180,505,172
Emerging Markets	1,262,045	(826,235)	(768)	435,042	—	—	496	4,567,940
Enduring Equity	3,667,287	1,785,233	—	5,452,520	—	—	—	59,923,199
Global Absolute Return Strategies	14,064,479	(575,530)	(577,539)	12,911,410	—	—	468,454	149,385,014
Global Income	8,167,609	(556,147)	(677,622)	6,933,840	$181,560	—	(560,052)	68,090,313
Global Real Estate	2,685,374	303,925	(1,687)	2,987,612	—	—	3,729	28,352,437
Natural Resources	1,686,037	439,630	(46,907)	2,078,760	—	—	(43,293)	28,084,046
Real Return Bond	1,661,086	22,326	—	1,683,412	—	—	—	19,291,904
Redwood	13,535,759	2,555,758	—	16,091,517	—	—	—	186,339,765
Seaport	5,743,186	1,914,964	—	7,658,150	—	—	—	79,032,112
Short Duration Credit Opportunities	15,471,809	1,119,382	(662,099)	15,929,092	262,076	—	(287,637)	159,928,084
Strategic Income Opportunities	6,229,069	56,026	—	6,285,095	108,610	—	—	68,507,531
Technical Opportunities	4,181,380	1,461,970	(19,467)	5,623,883	—	—	45,006	85,370,541
					$552,246	—	($387,933)	$1,117,378,058

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended November 30, 2014, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbirtrage Fund
Purchased: 565,208
Sold: 18,065	4,547,632	5,094,775	—	—	($5,781)	$53,698,924
Turner Spectrum Fund
Purchased: 0
Sold: 0	1,724,828	1,724,828	—	—	—	$19,870,015
			—	—	($5,781)	$73,568,939

For additional information on the Trust's significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.

3

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q1	11/14
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		1/15

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsEmerging Markets Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 97.0%		$2,405,090,666
(Cost $2,152,050,219)
Australia 0.0%		428,938
MMG, Ltd.	1,240,000	428,938
Brazil 7.3%		181,150,096
Abril Educacao SA (I)	57,000	248,259
AES Tiete SA	46,393	288,221
Aliansce Shopping Centers SA	50,686	351,324
ALL - America Latina Logistica SA	272,791	644,405
Alupar Investimento SA	7,100	52,551
AMBEV SA	875,500	5,731,671
AMBEV SA, ADR	1,136,323	7,442,916
Arezzo Industria e Comercio SA	42,191	460,629
B2W Cia Digital (I)	36,265	401,849
Banco Alfa de Investimento SA	10,300	23,371
Banco Bradesco SA	399,318	5,959,206
Banco Bradesco SA, ADR	477,247	7,387,784
Banco do Brasil SA	726,074	8,350,218
BB Seguridade Participacoes SA	166,780	2,137,075
Bematech SA	66,175	214,173
BHG SA - Brazil Hospitality Group (I)	16,880	116,739
BM&FBovespa SA	687,440	2,815,144
BR Malls Participacoes SA	365,219	2,622,289
Brasil Brokers Participacoes SA	155,943	178,736
Brasil Insurance Participacoes e Administracao SA	37,195	77,604
Brasil Pharma SA (I)	26,572	36,650
Braskem SA, ADR (L)	53,510	802,115
BRF SA, ADR	176,325	4,586,213
CCR SA	438,856	3,018,009
Centrais Eletricas Brasileiras SA	147,200	348,869
Centrais Eletricas Brasileiras SA, ADR (L)	47,167	112,729
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	105,900
CETIP SA - Mercados Organizados	173,334	2,266,178
Cia Brasileira de Distribuicao (L)	94,154	3,964,825
Cia de Locacao das Americas	4,000	6,403
Cia de Saneamento Basico do Estado de Sao Paulo	129,092	957,983
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	116,220	860,028
Cia de Saneamento de Minas Gerais-COPASA	57,300	541,654
Cia Energetica de Minas Gerais	54,904	313,152
Cia Energetica de Minas Gerais, ADR (L)	381,843	2,107,773
Cia Hering	172,900	1,646,507
Cia Paranaense de Energia	17,200	161,856
Cia Paranaense de Energia, ADR (L)	55,947	776,544
Cia Providencia Industria e Comercio SA	39,800	132,058
Cia Siderurgica Nacional SA	502,376	1,192,601
Cia Siderurgica Nacional SA, ADR (L)	259,126	603,764
Cielo SA	332,816	5,601,674
Contax Participacoes SA	25,700	138,495
Cosan Logistica SA (I)	111,000	148,788
Cosan SA Industria e Comercio	111,000	1,380,061
CPFL Energia SA	114,500	881,283
CPFL Energia SA, ADR (L)	28,796	442,595

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
CR2 Empreendimentos Imobiliarios SA (I)	28,800	$28,869
Cyrela Brazil Realty SA Empreendimentos e Participacoes	279,551	1,346,815
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	11,015
Direcional Engenharia SA	47,225	177,062
Duratex SA	293,406	966,696
EcoRodovias Infraestrutura e Logistica SA	122,433	518,502
EDP - Energias do Brasil SA	241,672	923,007
Embraer SA, ADR	99,670	3,680,813
Eneva SA (I)	222,601	70,920
Equatorial Energia SA	156,722	1,702,520
Estacio Participacoes SA	167,422	1,830,467
Eternit SA	138,998	182,537
Even Construtora e Incorporadora SA	264,900	589,742
EZ Tec Empreendimentos e Participacoes SA	62,600	556,488
Fertilizantes Heringer SA (I)	33,400	79,678
Fibria Celulose SA, ADR (I)(L)	248,951	2,940,111
Fleury SA	44,000	274,893
Forjas Taurus SA	15,531	4,224
Gafisa SA	521,522	555,199
Gafisa SA, ADR (L)	74,154	156,465
General Shopping Brasil SA (I)	29,420	75,442
Gerdau SA	105,528	370,648
Gerdau SA, ADR	615,001	2,564,554
Grendene SA	80,101	525,645
Guararapes Confeccoes SA	4,194	138,996
Helbor Empreendimentos SA	188,760	409,965
Hypermarcas SA (I)	271,417	1,837,005
Iguatemi Empresa de Shopping Centers SA	101,500	1,028,487
Industrias Romi SA	70,700	87,901
International Meal Company Holdings SA	39,400	211,711
Iochpe-Maxion SA	98,076	537,669
Itau Unibanco Holding SA	136,816	1,833,923
Itau Unibanco Holding SA, ADR	782,454	11,783,757
JBS SA	448,079	2,073,440
JHSF Participacoes SA	127,200	140,850
Joao Fortes Engenharia SA	675	1,101
JSL SA	46,200	234,787
Kepler Weber SA	6,700	118,313
Klabin SA	528,145	2,839,975
Kroton Educacional SA	669,672	4,628,745
Light SA	78,903	637,650
Localiza Rent a Car SA	139,529	1,897,395
Log-in Logistica Intermodal SA (I)	65,400	105,705
Lojas Americanas SA	129,375	657,481
Lojas Renner SA	101,150	3,000,152
LPS Brasil Consultoria de Imoveis SA	46,600	176,167
M Dias Branco SA	24,729	945,905
Magnesita Refratarios SA	282,565	303,007
Mahle-Metal Leve SA Industria e Comercio	42,500	377,642
Marcopolo SA	16,000	25,425
Marfrig Global Foods SA (I)	284,883	720,564
Marisa Lojas SA	48,673	271,372

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Mills Estruturas e Servicos de Engenharia SA	81,217	$328,491
Minerva SA (I)	138,000	606,411
MRV Engenharia e Participacoes SA	390,404	1,281,729
Multiplan Empreendimentos Imobiliarios SA	47,700	968,159
Multiplus SA	53,097	708,221
Natura Cosmeticos SA	157,200	2,168,234
Odontoprev SA	278,870	1,031,487
Oi SA (I)	455,011	258,107
Oi SA, ADR (I)(L)	175,443	91,248
Oi SA, ADR, Series C	12,205	6,798
Paranapanema SA (I)	275,500	285,797
PDG Realty SA Empreendimentos e Participacoes (I)	1,317,639	578,496
Petroleo Brasileiro SA	59,683	289,395
Petroleo Brasileiro SA, ADR	342,492	3,329,022
Porto Seguro SA	157,025	1,918,733
Positivo Informatica SA	26,000	27,376
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	106,260
QGEP Participacoes SA	92,700	287,774
Qualicorp SA (I)	102,450	1,100,209
Raia Drogasil SA	124,576	1,205,199
Restoque Comercio e Confeccoes de Roupas SA	103,897	378,240
Rodobens Negocios Imobiliarios SA	48,300	188,411
Rossi Residencial SA (I)	38,706	58,350
Santos Brasil Participacoes SA	57,708	374,660
Sao Carlos Empreendimentos e Participacoes SA	58,100	690,979
Sao Martinho SA	66,300	1,030,898
SLC Agricola SA	56,600	317,548
Sonae Sierra Brasil SA	25,836	189,519
Souza Cruz SA	212,700	1,717,269
Springs Global Participacoes SA (I)	323,987	85,598
Sul America SA	307,888	1,526,401
T4F Entretenimento SA (I)	20,100	25,927
Technos SA	8,300	29,410
Tecnisa SA	81,200	149,541
Tegma Gestao Logistica	29,178	199,637
Telefonica Brasil SA, ADR (L)	88,100	1,811,336
Tempo Participacoes SA (I)	16,496	32,559
Tereos Internacional SA	9,500	6,792
Tim Participacoes SA	165,400	803,287
Tim Participacoes SA, ADR	43,961	1,070,450
Totvs SA	136,984	1,921,863
TPI - Triunfo Participacoes e Investimentos SA (I)	75,690	172,918
Tractebel Energia SA	89,619	1,212,423
Transmissora Alianca de Energia Eletrica SA	204,700	1,576,328
Trisul SA	30,607	41,264
Ultrapar Participacoes SA	83,202	1,770,847
Ultrapar Participacoes SA, ADR (L)	151,580	3,216,528
UNICASA Industria de Moveis SA	9,500	10,483
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	160,382
Vale SA	26,900	242,056
Vale SA, ADR, Ordinary A Shares (L)	539,442	4,860,372
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,785	947,018

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Vanguarda Agro SA (I)	196,311	$86,951
WEG SA	157,170	1,870,432
Canada 0.0%		195,179
Rio Alto Mining, Ltd. (I)	82,354	195,179
Chile 1.5%		37,519,289
AES Gener SA	1,091,902	597,585
Aguas Andinas SA, Class A	1,419,735	865,671
Banco de Chile	5,340,737	647,343
Banco de Chile, ADR (L)	6,564	476,218
Banco de Credito e Inversiones	20,322	1,062,467
Banco Santander Chile	8,581,093	471,325
Banco Santander Chile, ADR (L)	51,996	1,136,633
Banmedica SA	20,641	33,245
Besalco SA	274,576	173,648
CAP SA	44,286	300,599
Cementos BIO BIO SA	2,795	2,366
Cencosud SA	485,684	1,260,238
Cia Cervecerias Unidas SA	28,990	298,021
Cia Cervecerias Unidas SA, ADR (L)	21,542	444,842
Cia Sud Americana de Vapores SA (I)	8,532,311	340,476
Cintac SA	78,352	13,264
Colbun SA	3,809,759	1,017,472
Corpbanca SA	73,881,094	922,823
Corpbanca SA, ADR (L)	13,087	245,905
Cristalerias de Chile SA	62,943	443,789
Cruz Blanca Salud SA	3,593	2,970
E.CL SA	416,294	589,081
Embotelladora Andina SA, ADR, Series A	300	4,509
Embotelladora Andina SA, ADR, Series B	1,594	29,346
Empresa Nacional de Electricidad SA	1,492,037	2,275,617
Empresa Nacional de Electricidad SA, ADR (L)	15,602	708,643
Empresas AquaChile SA (I)	57,292	36,722
Empresas CMPC SA	863,219	2,149,340
Empresas COPEC SA	232,669	2,747,495
Empresas Hites SA	44,774	16,770
Empresas Iansa SA	3,811,926	126,865
Empresas La Polar SA (I)	55,116	2,808
Enersis SA, ADR	320,755	5,382,269
ENTEL Chile SA	96,955	1,078,615
Forus SA	52,928	219,209
Gasco SA	211,571	1,738,940
Grupo Security SA	593,749	231,272
Inversiones Aguas Metropolitanas SA	548,849	870,376
Invexans SA (I)	8,564,556	99,939
Latam Airlines Group SA (I)	46,383	554,960
Latam Airlines Group SA, ADR (L)	90,517	1,077,152
Masisa SA	4,377,608	158,282
Molibdenos y Metales SA	7,542	57,019
Multiexport Foods SA (I)	72,522	15,048
Parque Arauco SA	457,536	909,876
PAZ Corp., SA	115,321	70,695

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
Chile (continued)
Ripley Corp. SA	665,959	$357,904
SACI Falabella	304,343	2,193,382
Salfacorp SA	66,565	50,860
Sigdo Koppers SA	190,206	300,101
Sociedad Matriz SAAM SA	8,590,526	670,633
Sociedad Quimica y Minera de Chile SA, ADR	21,439	540,263
Socovesa SA	678,810	143,916
Sonda SA	306,446	770,629
Tech Pack SA (I)	91,088	43,345
Vina Concha y Toro SA	199,620	393,364
Vina Concha y Toro SA, ADR	311	12,129
Vina San Pedro Tarapaca SA	16,312,632	135,015
China 10.7%		264,166,240
361 Degrees International, Ltd.	372,000	111,166
Agile Property Holdings, Ltd. (L)	1,073,250	630,406
Agricultural Bank of China, Ltd., H Shares	6,716,000	3,170,169
Air China, Ltd., H Shares	1,190,000	912,989
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	400,701
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,452,000	622,844
Angang Steel Company, Ltd., H Shares	902,000	636,265
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,569,364
Anhui Expressway Company, Ltd., H Shares	414,000	283,130
Anhui Tianda Oil Pipe Company, Ltd., H Shares	334,000	67,894
ANTA Sports Products, Ltd.	557,000	1,143,587
Anton Oilfield Services Group (L)	588,000	154,311
Asia Cement China Holdings Corp.	480,000	272,299
AVIC International Holdings, Ltd. (I)	140,000	96,403
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	810,351
Bank of China, Ltd., H Shares	22,185,075	11,392,691
Bank of Communications Company, Ltd., H Shares	2,630,858	2,176,404
Baoxin Auto Group, Ltd. (L)	184,000	125,694
Baoye Group Company, Ltd., H Shares	400,000	239,210
BBMG Corp., H Shares	700,500	577,683
Beijing Capital International Airport Company, Ltd., H Shares	1,834,415	1,431,357
Beijing Capital Land, Ltd., H Shares	1,240,000	450,385
Beijing Jingneng Clean Energy Company, Ltd., H Shares	376,000	184,825
Beijing North Star Company, H Shares	800,000	251,428
Biostime International Holdings, Ltd. (L)	101,500	241,880
Bloomage Biotechnology Corp., Ltd. (L)	72,500	124,940
Boer Power Holdings, Ltd.	127,000	146,441
Byd Company, Ltd., H Shares (L)	62,000	374,529
BYD Electronic International Company, Ltd.	891,983	995,889
Central China Real Estate, Ltd.	522,538	133,085
Changshouhua Food Company, Ltd.	185,000	151,992
Chaowei Power Holdings, Ltd.	184,000	91,232
China Animal Healthcare, Ltd.	182,000	150,626
China Aoyuan Property Group, Ltd.	1,552,000	255,714
China Automation Group, Ltd.	117,000	21,692
China BlueChemical, Ltd., H Shares	1,596,000	583,381
China Child Care Corp., Ltd.	339,000	65,438
China CITIC Bank Corp., Ltd., H Shares	2,269,962	1,677,203
China Coal Energy Company, Ltd., H Shares (L)	1,352,000	840,182

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China Communications Construction Company, Ltd., H Shares	2,263,202	$2,256,945
China Communications Services Corp., Ltd., H Shares	1,803,200	877,419
China Construction Bank Corp., H Shares	29,155,000	22,014,958
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,360,500	665,467
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,649,000	237,611
China Dongxiang Group Company	2,060,000	392,172
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	39,797
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	25,769
China Eastern Airlines Corp., Ltd., H Shares (I)(L)	1,020,000	509,697
China Galaxy Securities Company, Ltd., H Shares	248,500	254,043
China Great Star International, Ltd. (I)(L)	43,004	96,260
China Hongqiao Group, Ltd.	112,000	85,349
China Huiyuan Juice Group, Ltd. (I)	762,500	319,367
China International Marine Containers Group Company, Ltd., H Shares	79,900	181,126
China ITS Holdings Company, Ltd.	344,000	50,903
China Lesso Group Holdings, Ltd.	567,000	313,935
China Life Insurance Company, Ltd., ADR (L)	81,635	4,276,858
China Life Insurance Company, Ltd., H Shares	135,000	475,047
China Lilang, Ltd.	450,000	327,215
China Longyuan Power Group Corp., H Shares	1,004,000	1,077,067
China Medical System Holdings, Ltd.	623,800	1,053,999
China Mengniu Dairy Company, Ltd.	267,000	1,086,204
China Merchants Bank Company, Ltd., H Shares	1,393,461	2,879,305
China Minsheng Banking Corp., Ltd., H Shares	2,610,700	2,853,429
China Molybdenum Company, Ltd., H Shares	461,000	294,099
China National Building Material Company, Ltd., H Shares	1,490,000	1,447,604
China National Materials Company, Ltd., H Shares	754,000	185,414
China Oilfield Services, Ltd., H Shares	830,000	1,455,824
China Pacific Insurance Group Company, Ltd., H Shares	343,800	1,435,787
China Petroleum & Chemical Corp., ADR (L)	121,170	9,796,595
China Qinfa Group, Ltd.	944,000	40,104
China Railway Construction Corp., H Shares	1,420,335	1,629,046
China Railway Group, Ltd., H Shares	1,909,000	1,374,774
China Rare Earth Holdings, Ltd. (I)	1,272,000	171,971
China Sanjiang Fine Chemicals Company, Ltd.	360,000	165,202
China Shanshui Cement Group, Ltd.	1,080,000	410,755
China Shenhua Energy Company, Ltd., H Shares	1,061,000	3,007,294
China Shineway Pharmaceutical Group, Ltd.	203,000	344,694
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,357,850	992,925
China Shipping Development Company, Ltd., H Shares (I)	1,410,000	913,919
China Southern Airlines Company, Ltd., ADR	1,402	31,587
China Southern Airlines Company, Ltd., H Shares	910,000	412,222
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	265,782
China Taifeng Beddings Holdings, Ltd.	46,000	7,526
China Telecom Corp., Ltd., ADR (L)	5,800	355,714
China Telecom Corp., Ltd., H Shares	3,218,000	1,940,203
China Tian Lun Gas Holdings, Ltd. (I)	64,500	68,268
China Tontine Wines Group, Ltd. (I)	56,000	2,346
China Yurun Food Group, Ltd. (I)(L)	1,115,000	503,752
China ZhengTong Auto Services Holdings, Ltd.	710,500	356,472
China Zhongwang Holdings, Ltd. (L)	1,643,000	749,367
Chinasoft International, Ltd. (I)(L)	670,000	220,676

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	$197,538
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	194,164
Chongqing Rural Commercial Bank, H Shares	268,000	151,801
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	165,000	53,917
CITIC Securities Company, Ltd., H Shares	517,000	1,515,589
CNOOC, Ltd.	8,121,000	11,734,713
CNOOC, Ltd., ADR (L)	30,277	4,357,769
Comtec Solar Systems Group, Ltd. (I)	512,000	75,041
Coolpad Group, Ltd.	1,896,000	421,273
Country Garden Holdings Company, Ltd.	2,943,427	1,228,250
CPMC Holdings, Ltd.	144,000	101,316
CSR Corp., Ltd., H Shares	566,000	580,690
Dalian Port PDA Company, Ltd., H Shares	1,186,621	439,856
Daphne International Holdings, Ltd. (L)	808,000	365,715
Datang International Power Generation Company, Ltd., H Shares	1,458,000	817,632
Dongfang Electric Corp., Ltd., H Shares	206,200	373,686
Dongfeng Motor Group Company, Ltd., H Shares	754,000	1,148,324
Dongjiang Environmental Company, Ltd., H Shares	7,000	27,004
Dongyue Group, Ltd.	860,000	330,135
ENN Energy Holdings, Ltd.	398,000	2,419,095
Evergrande Real Estate Group, Ltd. (L)	4,424,000	1,794,504
Fantasia Holdings Group Company, Ltd.	523,500	60,015
First Tractor Company, Ltd., H Shares	198,750	154,342
Fosun International, Ltd.	829,059	1,007,243
Fufeng Group, Ltd.	158,000	83,406
Geely Automobile Holdings, Ltd.	3,850,000	1,668,806
Golden Eagle Retail Group, Ltd. (L)	287,000	347,482
GOME Electrical Appliances Holdings, Ltd.	7,712,000	1,140,510
Goodbaby International Holdings, Ltd.	21,000	8,178
Great Wall Motor Company, Ltd., H Shares	405,500	2,049,460
Greatview Aseptic Packaging Company, Ltd.	196,000	91,706
Greenland Hong Kong Holdings, Ltd.	397,925	168,989
Greentown China Holdings, Ltd. (L)	681,500	684,872
Guangshen Railway Company, Ltd., ADR	38,951	822,645
Guangzhou Automobile Group Company, Ltd., H Shares	1,052,857	990,960
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	108,000	326,784
Guangzhou R&F Properties Company, Ltd., H Shares	684,999	841,436
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	26,215
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	143,042
Haitian International Holdings, Ltd.	229,000	488,348
Harbin Electric Company, Ltd., H Shares	780,000	487,200
Hengan International Group Company, Ltd.	275,500	2,988,662
Hidili Industry International Development, Ltd. (I)(L)	798,000	77,988
Hilong Holding, Ltd. (L)	367,000	110,705
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	239,000	197,299
Honghua Group, Ltd. (L)	1,149,000	182,022
Huadian Power International Corp., H Shares	926,000	752,758
Huaneng Power International, Inc., ADR (L)	4,400	210,364
Huaneng Power International, Inc., H Shares	852,000	1,001,176
Huaneng Renewables Corp., Ltd., H Shares (L)	1,934,000	699,373
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)(L)	1,658,000	532,339
Industrial & Commercial Bank of China, Ltd., H Shares	37,214,000	25,104,849

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Intime Retail Group Company, Ltd.	733,500	$581,099
Jiangsu Expressway Company, Ltd., H Shares	592,000	670,738
Jiangxi Copper Company, Ltd., H Shares	650,000	1,165,985
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	252,212
Kaisa Group Holdings, Ltd. (L)	1,089,000	421,740
Kasen International Holdings, Ltd.	240,000	34,894
Kingdee International Software Group Company, Ltd. (I)	598,000	195,380
Kingsoft Corp., Ltd. (L)	265,000	630,290
KWG Property Holding, Ltd.	1,340,512	1,045,050
Labixiaoxin Snacks Group, Ltd.	121,000	16,371
Lenovo Group, Ltd.	2,282,000	3,197,709
Lianhua Supermarket Holdings Company, Ltd., H Shares (L)	296,200	160,302
Lingbao Gold Company, Ltd., H Shares	222,000	36,502
Livzon Pharmaceutical Group, Inc., H Shares	2,400	16,226
Longfor Properties Company, Ltd.	549,000	739,050
Lonking Holdings, Ltd. (L)	1,240,000	244,218
Maanshan Iron & Steel Company, Ltd., H Shares (I)	2,014,000	528,622
Maoye International Holdings, Ltd.	866,000	139,360
Metallurgical Corp. of China, Ltd., H Shares	891,000	252,532
Microport Scientific Corp.	131,000	64,800
Minth Group, Ltd.	278,000	581,296
New China Life Insurance Company, Ltd., H Shares	243,100	1,098,727
NVC Lighting Holdings, Ltd.	1,230,000	282,312
O-Net Communications Group, Ltd.	352,000	86,877
Pacific Online, Ltd.	209,000	111,753
Parkson Retail Group, Ltd.	986,500	270,590
Peak Sport Products Company, Ltd.	401,000	113,626
PetroChina Company, Ltd., ADR (L)	22,705	2,429,889
PetroChina Company, Ltd., H Shares	2,682,000	2,871,620
PICC Property & Casualty Company, Ltd., H Shares	1,145,960	2,299,811
Ping An Insurance Group Company of China, Ltd., H Shares	533,000	4,451,531
Powerlong Real Estate Holdings, Ltd.	620,000	88,647
Qunxing Paper Holdings Company, Ltd.	969,268	257,963
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	405,390
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	175,827
Semiconductor Manufacturing International Corp., ADR (I)	164,905	845,963
Semiconductor Manufacturing International Corp. (I)(L)	11,326,000	1,156,195
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	110,162
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	631,610
Shanghai Electric Group Company, Ltd., H Shares	1,384,000	829,311
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	33,000	117,615
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	431,727
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	331,100	790,857
Shanghai Prime Machinery Company, Ltd., H Shares	804,000	160,868
Shengli Oil & Gas Pipe Holdings, Ltd.	450,000	26,688
Shenguan Holdings Group, Ltd. (I)	854,000	246,292
Shenzhen Expressway Company, Ltd., H Shares	468,000	322,738
Shenzhou International Group Holdings, Ltd.	154,000	510,838
Shui On Land, Ltd.	3,823,567	945,459
Sichuan Expressway Company, Ltd., H Shares	718,000	276,303
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	1,474,240
Sino-Ocean Land Holdings, Ltd.	3,434,181	2,050,931

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
SinoMedia Holding, Ltd.	133,000	$85,935
Sinopec Shanghai Petrochemical Company, Ltd., ADR	2,380	73,518
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	475,130
Sinopharm Group Company, Ltd., H Shares (L)	474,400	1,765,083
Sinotrans, Ltd., H Shares	1,759,574	1,324,597
Sinotruk Hong Kong, Ltd.	826,055	454,496
SOHO China, Ltd.	1,762,000	1,327,706
Springland International Holdings, Ltd.	221,000	84,251
SPT Energy Group, Inc. (L)	556,000	143,182
Sun Art Retail Group, Ltd. (L)	706,000	800,874
Sunac China Holdings, Ltd.	335,000	311,220
Sunny Optical Technology Group Company, Ltd. (L)	412,000	727,624
TCL Communication Technology Holdings, Ltd. (L)	336,000	326,644
Tencent Holdings, Ltd.	1,625,100	26,072,110
Tian Shan Development Holdings, Ltd.	134,000	57,697
Tiangong International Company, Ltd. (L)	1,007,564	215,154
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	128,349
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	61,330
Tianneng Power International, Ltd.	664,700	216,144
Tingyi Cayman Islands Holding Corp.	670,000	1,589,491
Tong Ren Tang Technologies Company, Ltd., H Shares	226,000	311,124
Tonly Electronics Holdings, Ltd.	114,780	82,923
Travelsky Technology, Ltd., H Shares	1,016,500	1,144,689
Trigiant Group, Ltd.	482,000	108,646
Tsingtao Brewery Company, Ltd., H Shares	102,000	714,265
Uni-President China Holdings, Ltd.	573,600	502,671
Want Want China Holdings, Ltd.	2,218,000	2,908,686
Weichai Power Company, Ltd., H Shares	291,400	1,100,383
Weiqiao Textile Company, H Shares	409,000	243,971
West China Cement, Ltd.	2,098,000	213,343
Winsway Enterprises Holdings, Ltd. (I)	203,000	8,471
Wumart Stores, Inc., H Shares	98,000	91,849
Xiamen International Port Company, Ltd., H Shares	1,056,662	292,745
Xingda International Holdings, Ltd.	848,000	306,382
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	403,650	324,280
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (L)	179,200	260,961
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	877,000	180,473
Xiwang Property Holdings Company, Ltd.	593,020	33,918
XTEP International Holdings, Ltd.	426,000	186,203
Yanzhou Coal Mining Company, Ltd., ADR	52,903	441,740
Yanzhou Coal Mining Company, Ltd., H Shares (L)	874,000	734,332
Yuzhou Properties Company	52,000	12,188
Zall Development Group, Ltd.	119,000	41,424
Zhaojin Mining Industry Company, Ltd., H Shares (L)	608,500	315,919
Zhejiang Expressway Company, Ltd., H Shares	876,000	982,429
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd.	793,200	125,710
Zhongsheng Group Holdings, Ltd. (L)	300,500	306,463
Zhuzhou CSR Times Electric Company, Ltd., H Shares	238,000	1,023,474
Zijin Mining Group Company, Ltd., H Shares (L)	2,299,000	613,768
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	794,600	472,248
ZTE Corp., H Shares	300,800	720,461

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Colombia 0.5%		$11,212,560
Almacenes Exito SA	4,389	53,206
Bancolombia SA	7,346	91,173
Bancolombia SA, ADR (L)	73,591	3,804,655
Celsia SA ESP	25,212	64,697
Cementos Argos SA	167,669	713,821
Corp. Financiera Colombiana SA (I)	273	4,903
Corp. Financiera Colombiana SA	13,429	241,162
Ecopetrol SA	998,247	1,010,693
Ecopetrol SA, ADR (L)	88,238	1,790,349
Empresa de Energia de Bogota SA	727,737	538,249
Empresa de Telecomunicaciones de Bogota	243,548	53,820
Grupo Argos SA	5,127	46,013
Grupo de Inversiones Suramericana SA	3,471	63,554
Grupo Nutresa SA	5,180	63,776
Interconexion Electrica SA ESP	311,840	1,137,745
Isagen SA ESP	1,187,809	1,534,744
Cyprus 0.1%		1,327,186
Eurasia Drilling Company, Ltd., GDR	61,453	1,101,763
Globaltrans Investment PLC, GDR	32,027	225,423
Czech Republic 0.2%		5,123,990
CEZ AS	69,415	1,930,722
Fortuna Entertainment Group NV	1,880	10,382
Komercni Banka AS	4,862	1,080,527
O2 Czech Republic AS	3,067	35,120
Pegas Nonwovens SA	27,820	811,940
Philip Morris CR AS	320	148,574
Unipetrol AS (I)	190,067	1,106,725
Egypt 0.1%		1,726,201
Commercial International Bank Egypt SAE, GDR	167,637	1,116,153
Global Telecom Holding, GDR (I)	209,229	610,048
Greece 0.5%		13,242,252
Aegean Airlines SA (I)	28,191	255,850
Alpha Bank AE (I)	1,712,884	1,113,340
Athens Water Supply and Sewage Company SA	6,223	53,269
Bank of Greece	2,764	35,049
Corinth Pipeworks SA (I)	2,289	3,189
Ellaktor SA (I)	24,344	71,019
FF Group (I)	16,481	608,643
Fourlis Holdings SA (I)	24,619	121,197
Frigoglass SA (I)	17,930	45,233
GEK Terna Holding Real Estate Construction SA (I)	15,053	43,821
Hellenic Exchanges - Athens Stock Exchange SA (I)	68,558	487,838
Hellenic Petroleum SA	28,546	159,394
Hellenic Telecommunications Organization SA (I)	180,762	2,213,020
Intracom Holdings SA (I)	39,886	18,792
Intralot SA-Integrated Lottery Systems & Services	84,871	124,757
JUMBO SA	68,738	871,749
Lamda Development SA (I)	3,765	17,784
Marfin Investment Group Holdings SA (I)	510,636	141,292
Metka SA	25,620	286,588

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Greece (continued)
Motor Oil Hellas Corinth Refineries SA	37,796	$314,978
Mytilineos Holdings SA (I)	15,661	116,555
National Bank of Greece SA (I)	602,001	1,428,647
OPAP SA	124,708	1,565,769
Piraeus Bank SA (I)	993,569	1,511,217
Piraeus Port Authority SA	2,253	38,315
Public Power Corp. SA (I)	77,701	597,212
Sidenor Holdings SA (I)	4,142	3,646
Terna Energy SA (I)	33,346	106,523
Titan Cement Company SA	37,325	887,566
Guernsey Channel Islands 0.0%		236,834
Etalon Group, Ltd., GDR	83,447	236,834
Hong Kong 4.7%		115,973,447
Ajisen China Holdings, Ltd.	341,000	246,527
Alibaba Health Information Technology, Ltd. (I)	958,000	671,661
Alibaba Pictures Group, Ltd. (I)	460,000	96,090
AMVIG Holdings, Ltd.	675,333	274,107
Anxin-China Holdings, Ltd.	1,988,000	174,148
Asian Citrus Holdings, Ltd.	144,000	20,407
AVIC International Holdings Hong Kong, Ltd. (I)	1,520,000	158,452
Beijing Enterprises Holdings, Ltd.	239,930	1,911,634
Beijing Enterprises Water Group, Ltd. (I)	1,194,000	817,647
Belle International Holdings, Ltd.	1,934,000	2,200,816
Bosideng International Holdings, Ltd. (L)	1,874,000	284,595
Brilliance China Automotive Holdings, Ltd.	630,000	1,073,743
C C Land Holdings, Ltd.	450,693	85,777
Carrianna Group Holdings Company, Ltd.	624,000	86,009
CECEP COSTIN New Materials Group, Ltd.	54,000	22,217
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	173,912
Chigo Holding, Ltd. (I)	1,536,000	36,908
China Aerospace International Holdings, Ltd. (L)	2,044,755	267,919
China Agri-Industries Holdings, Ltd.	2,316,600	901,311
China All Access Holdings, Ltd.	170,000	66,168
China Chengtong Development Group, Ltd. (I)	2,031,216	154,453
China Culiangwang Beverages Holdings, Ltd. (I)	190,500	9,198
China Energine International Holdings, Ltd. (I)	1,301,589	159,277
China Everbright International, Ltd.	1,360,000	2,080,252
China Everbright, Ltd.	425,000	981,141
China Fiber Optic Network System Group, Ltd. (L)	268,000	74,152
China Foods, Ltd. (I)(L)	624,000	229,721
China Gas Holdings, Ltd.	916,000	1,705,138
China Glass Holdings, Ltd.	98,000	12,488
China High Precision Automation Group, Ltd. (I)	74,000	11,832
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	449,668
China Household Holdings, Ltd. (I)	370,000	40,521
China Lumena New Materials Corp. (I)(L)	1,272,000	205,022
China Merchants Holdings International Company, Ltd.	589,085	2,004,303
China Merchants Land, Ltd.	124,000	18,809
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	582,000	6,389
China Mobile, Ltd.	348,500	4,299,683

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Mobile, Ltd., ADR (L)	358,226	$22,109,709
China New Town Development Company, Ltd. (I)	2,185,332	99,792
China Nickel Resources Holding Company, Ltd. (I)	878,000	32,333
China Ocean Resources Company, Ltd. (I)(L)	56,544	233,239
China Oil and Gas Group, Ltd.	3,288,219	495,275
China Overseas Grand Oceans Group, Ltd. (L)	524,000	271,102
China Overseas Land & Investment, Ltd.	1,478,000	4,420,958
China Power International Development, Ltd. (L)	1,873,000	931,039
China Power New Energy Development Company, Ltd. (I)	3,180,000	216,769
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	152,876
China Properties Group, Ltd. (I)	877,000	154,828
China Resources Cement Holdings, Ltd.	783,518	538,334
China Resources Enterprises, Ltd.	784,000	1,634,103
China Resources Gas Group, Ltd.	390,000	1,096,995
China Resources Land, Ltd.	1,010,000	2,545,077
China Resources Power Holdings Company, Ltd.	606,000	1,767,364
China Ruifeng Renewable Energy Holdings, Ltd. (I)	376,000	61,165
China Singyes Solar Technologies Holdings, Ltd. (I)(L)	261,800	440,060
China South City Holdings, Ltd. (L)	1,250,000	639,061
China Starch Holdings, Ltd.	2,630,000	64,734
China State Construction International Holdings, Ltd.	625,200	942,919
China Taiping Insurance Holdings Company, Ltd. (I)	543,290	1,404,904
China Tianyi Holdings, Ltd. (I)	332,000	42,785
China Travel International Investment Hong Kong, Ltd.	2,982,000	1,033,048
China Unicom Hong Kong, Ltd.	208,000	314,766
China Unicom Hong Kong, Ltd., ADR	277,036	4,202,636
China Vanadium Titano - Magnetite Mining Company, Ltd.	369,000	37,563
China Water Affairs Group, Ltd.	754,000	405,799
China Water Industry Group, Ltd. (I)	112,000	21,630
China WindPower Group, Ltd. (I)	1,460,000	95,588
Chinese People Holdings Company, Ltd. (I)	2,273,954	52,732
CIMC Enric Holdings, Ltd.	368,000	376,690
CITIC Resources Holdings, Ltd. (I)	2,830,000	412,241
CITIC, Ltd.	824,923	1,436,860
Citychamp Watch & Jewellery Group, Ltd.	2,601,800	322,052
Clear Media, Ltd.	57,000	56,952
Coastal Greenland, Ltd. (I)	1,485,000	52,608
Comba Telecom Systems Holdings, Ltd.	943,250	367,345
COSCO International Holdings, Ltd.	807,040	342,012
COSCO Pacific, Ltd.	1,053,561	1,425,381
CP Pokphand Company, Ltd.	2,984,000	315,232
CSPC Pharmaceutical Group, Ltd.	732,000	650,906
DaChan Food Asia, Ltd. (I)	552,000	69,580
Dah Chong Hong Holdings, Ltd.	584,000	333,379
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	135,110
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,376
Digital China Holdings, Ltd.	541,000	503,121
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,935
Embry Holdings, Ltd.	80,000	39,556
EVA Precision Industrial Holdings, Ltd.	134,000	34,476
EverChina International Holdings Company, Ltd. (I)	1,870,000	104,717
Extrawell Pharmaceutical Holdings, Ltd. (I)	500,000	23,832

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Franshion Properties China, Ltd.	3,976,000	$1,121,309
GCL-Poly Energy Holdings, Ltd. (I)(L)	1,791,000	481,311
Global Bio-Chem Technology Group Company, Ltd. (I)	2,707,200	104,744
Global Sweeteners Holdings, Ltd. (I)	444,000	21,129
Glorious Property Holdings, Ltd. (I)	545,000	80,017
Goldbond Group Holdings, Ltd.	100,000	4,441
Golden Meditech Holdings, Ltd.	1,195,500	184,628
Goldlion Holdings, Ltd.	345,000	150,775
Good Friend International Holdings, Inc.	42,000	13,834
Guangdong Investment, Ltd.	1,254,000	1,728,152
Guangdong Land Holdings, Ltd.	690,000	160,890
Haier Electronics Group Company, Ltd.	341,000	941,306
Hanergy Solar Group, Ltd. (I)(L)	5,490,000	1,380,277
Heng Tai Consumables Group, Ltd. (I)	2,805,525	46,246
Hengdeli Holdings, Ltd. (L)	1,720,400	332,993
HKC Holdings, Ltd. (I)	3,725,423	103,115
Hopewell Highway Infrastructure, Ltd.	573,000	278,308
Hopson Development Holdings, Ltd. (I)	692,000	650,350
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares (L)	1,726,617	549,086
Huabao International Holdings, Ltd.	1,267,000	1,119,069
Inspur International, Ltd.	689,000	152,758
Jinchuan Group International Resources Company, Ltd. (I)	144,000	13,338
Ju Teng International Holdings, Ltd.	981,722	511,369
Kai Yuan Holdings, Ltd. (I)	10,020,000	121,666
Kingboard Chemical Holdings, Ltd.	716,148	1,335,908
Kingboard Laminates Holdings, Ltd.	204,000	82,987
Kunlun Energy Company, Ltd.	1,532,000	1,651,247
Lai Fung Holdings, Ltd.	4,286,000	88,831
Le Saunda Holdings, Ltd.	108,000	51,267
Lee & Man Paper Manufacturing, Ltd.	889,000	495,682
Lijun International Pharmaceutical Holding Company, Ltd.	750,000	345,983
LK Technology Holdings, Ltd. (I)	40,000	4,140
Loudong General Nice Resources China Holdings, Ltd. (I)	1,830,000	129,558
MIE Holdings Corp.	510,000	67,652
MIN XIN Holdings, Ltd.	168,000	127,771
Mingfa Group International Company, Ltd. (I)	840,000	264,233
Minmetals Land, Ltd.	1,502,000	181,861
Nan Hai Corp., Ltd. (I)	26,350,000	159,519
NetDragon Websoft, Inc.	121,500	203,591
New World China Land, Ltd.	2,457,230	1,519,489
New World Department Store China, Ltd.	211,000	71,525
Nine Dragons Paper Holdings, Ltd.	705,000	601,601
North Mining Shares Company, Ltd. (I)(L)	1,340,000	63,070
Phoenix Satellite Television Holdings, Ltd.	726,000	269,515
Poly Property Group Company, Ltd. (L)	2,221,944	934,279
Ports Design, Ltd.	242,500	81,285
Pou Sheng International Holdings, Ltd. (I)	2,224,000	217,583
Prosperity International Holdings HK, Ltd. (I)	1,460,000	47,027
Qingling Motors Company, Ltd., H Shares	948,000	315,227
Real Nutriceutical Group, Ltd. (L)	620,000	186,840
REXLot Holdings, Ltd. (L)	6,393,536	550,671
Road King Infrastructure, Ltd.	166,000	146,886

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Rotam Global Agrosciences, Ltd.	25,440	$43,141
Samson Holding, Ltd.	740,915	94,348
Shanghai Industrial Holdings, Ltd.	537,041	1,659,662
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	198,596
Shanghai Zendai Property, Ltd. (I)	4,865,000	67,736
Shenzhen International Holdings, Ltd.	921,399	1,383,609
Shenzhen Investment, Ltd.	2,703,824	796,850
Shimao Property Holdings, Ltd. (I)	1,041,000	2,484,498
Shougang Concord International Enterprises Company, Ltd. (I)	4,862,000	222,160
Shougang Fushan Resources Group, Ltd. (L)	3,492,000	831,733
Silver Grant International, Ltd.	1,054,334	162,963
SIM Technology Group, Ltd. (I)	1,671,000	89,172
Sino Biopharmaceutical, Ltd.	1,804,000	1,779,687
Sino Oil And Gas Holdings, Ltd. (I)	6,745,000	170,338
Sinofert Holdings, Ltd.	2,242,000	389,279
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	149,850
Sinopec Kantons Holdings, Ltd. (L)	784,000	638,443
Sinotrans Shipping, Ltd.	1,611,000	430,253
SITC International Holdings Company, Ltd.	147,000	81,407
Skyworth Digital Holdings, Ltd.	1,420,051	791,299
SMI Corp., Ltd.	1,328,000	52,164
Solargiga Energy Holdings, Ltd. (I)	997,000	47,485
Sparkle Roll Group, Ltd. (I)	1,144,000	56,783
SRE Group, Ltd.	3,944,000	120,974
TCC International Holdings, Ltd.	1,253,417	502,227
TCL Multimedia Technology Holdings, Ltd.	509,200	194,422
Texhong Textile Group, Ltd. (L)	265,000	189,677
Tian An China Investment, Ltd.	931,000	616,323
Tianjin Development Holdings, Ltd.	348,000	272,411
Tianjin Port Development Holdings, Ltd.	392,000	87,022
Tibet 5100 Water Resources Holdings, Ltd. (L)	129,000	54,859
Tomson Group, Ltd.	741,335	194,985
Tongda Group Holdings, Ltd.	1,070,000	139,009
Towngas China Company, Ltd.	567,000	573,914
TPV Technology, Ltd.	952,588	250,366
Truly International Holdings, Ltd. (L)	973,000	437,333
United Energy Group, Ltd. (I)(L)	1,926,000	280,502
V1 Group, Ltd. (I)(L)	1,941,600	187,290
Wasion Group Holdings, Ltd.	522,000	555,978
Welling Holding, Ltd. (L)	608,000	130,033
Yanchang Petroleum International, Ltd. (I)	4,992,273	228,023
Yingde Gases Group Company, Ltd.	593,000	448,727
Yip's Chemical Holdings, Ltd.	218,000	143,241
Yuexiu Property Company, Ltd.	7,481,516	1,492,377
Yuexiu Transport Infrastructure, Ltd. (L)	430,000	279,320
Hungary 0.2%		4,650,486
FHB Mortgage Bank PLC (I)	7,029	20,608
Magyar Telekom Telecommunications PLC	299,789	412,343
MOL Hungarian Oil and Gas PLC	19,068	920,151
OTP Bank PLC	128,464	2,066,082
PannErgy PLC (I)(L)	2,974	3,900
Richter Gedeon Nyrt	79,092	1,227,402

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
India 9.9%		$246,088,604
Aarti Industries, Ltd.	9,403	43,532
Aban Offshore, Ltd.	21,138	185,494
ABB, Ltd.	32,944	588,730
ABG Shipyard, Ltd. (I)	16,236	58,501
ACC, Ltd.	22,489	534,827
Adani Enterprises, Ltd.	84,130	620,997
Adani Ports and Special Economic Zone, Ltd.	278,291	1,293,719
Adani Power, Ltd. (I)	501,571	368,053
Aditya Birla Nuvo, Ltd.	50,286	1,445,913
Advanta, Ltd. (I)	11,459	66,732
Aegis Logistics, Ltd.	1,979	14,638
Agro Tech Foods, Ltd.	1,994	19,240
Ahmednagar Forgings, Ltd.	1,975	12,579
AIA Engineering, Ltd.	24,887	490,150
Ajanta Pharma, Ltd.	12,219	458,200
Akzo Nobel India, Ltd.	3,239	68,860
Alembic Pharmaceuticals, Ltd.	74,308	504,912
Alembic, Ltd.	60,577	42,071
Allahabad Bank	122,827	240,285
Alok Industries, Ltd.	487,315	82,319
Alstom India, Ltd.	15,910	150,816
Amara Raja Batteries, Ltd.	46,810	562,066
Ambuja Cements, Ltd.	482,068	1,782,213
Amtek Auto, Ltd.	149,007	513,728
Amtek India, Ltd.	59,139	83,375
Anant Raj, Ltd.	151,998	126,614
Andhra Bank	157,627	217,910
Apar Industries, Ltd.	2,044	13,669
Apollo Hospitals Enterprise, Ltd.	48,981	917,691
Apollo Tyres, Ltd.	235,331	864,467
Arvind, Ltd.	144,398	649,501
Asahi India Glass, Ltd. (I)	6,056	12,294
Ashok Leyland, Ltd.	1,368,930	1,155,919
Asian Paints, Ltd.	133,213	1,599,517
Atul, Ltd.	11,274	231,082
Aurobindo Pharma, Ltd.	141,579	2,490,636
Axis Bank, Ltd.	352,830	2,802,035
Axis Bank, Ltd., GDR	95	3,653
Bajaj Auto, Ltd.	46,489	1,979,632
Bajaj Corp., Ltd.	26,861	140,638
Bajaj Electricals, Ltd.	17,856	58,253
Bajaj Finance, Ltd.	17,501	871,098
Bajaj Finserv, Ltd.	35,935	665,154
Bajaj Hindusthan, Ltd.	266,322	87,968
Bajaj Holdings and Investment, Ltd.	41,862	969,398
Balkrishna Industries, Ltd.	24,097	244,508
Ballarpur Industries, Ltd.	487,134	131,327
Balmer Lawrie & Company, Ltd.	13,965	137,535
Balrampur Chini Mills, Ltd. (I)	160,224	154,357
Bank of Baroda	50,107	900,631
Bank of India	128,328	592,961
Bank of Maharashtra	160,436	113,363

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
BASF India, Ltd.	4,646	$95,303
Bata India, Ltd.	7,408	148,583
BEML, Ltd.	19,471	222,831
Berger Paints India, Ltd.	77,333	490,911
BGR Energy Systems, Ltd.	18,048	41,930
Bharat Electronics, Ltd.	8,497	315,863
Bharat Forge, Ltd.	68,219	1,061,559
Bharat Heavy Electricals, Ltd.	301,334	1,365,401
Bharat Petroleum Corp., Ltd.	130,380	1,571,203
Bharti Airtel, Ltd.	348,051	2,136,707
Bhushan Steel, Ltd.	33,252	51,782
Biocon, Ltd.	50,117	367,729
Birla Corp., Ltd.	41,760	313,190
Blue Dart Express, Ltd.	2,193	205,289
Blue Star, Ltd.	16,351	90,209
Bombay Dyeing & Manufacturing Company, Ltd.	82,467	91,644
Bosch, Ltd.	3,714	1,136,233
Britannia Industries, Ltd.	19,519	516,349
Cadila Healthcare, Ltd.	32,900	818,951
Cairn India, Ltd.	327,939	1,373,188
Canara Bank	91,968	609,790
Carborundum Universal, Ltd.	2,776	7,694
Ccl Products India, Ltd.	36,565	86,472
Ceat, Ltd.	13,578	197,715
Central Bank of India	256,929	320,117
Century Plyboards India, Ltd.	34,507	93,842
Century Textiles & Industries, Ltd.	32,699	284,664
CESC, Ltd.	55,765	638,096
Chambal Fertilizers & Chemicals, Ltd.	224,870	239,592
Chennai Petroleum Corp., Ltd. (I)	37,144	53,921
Cholamandalam Investment and Finance Company, Ltd.	8,951	64,859
Cipla, Ltd.	219,186	2,238,721
City Union Bank, Ltd.	160,171	239,718
Clariant Chemicals India, Ltd.	9,535	134,876
CMC, Ltd.	7,783	251,715
Colgate-Palmolive India, Ltd.	22,622	678,281
Container Corp of India	18,835	414,314
Coromandel International, Ltd.	51,552	257,212
Corporation Bank	30,114	157,947
Cox & Kings, Ltd.	45,015	211,036
CRISIL, Ltd.	1,136	35,504
Crompton Greaves, Ltd.	202,125	618,279
Cummins India, Ltd.	45,869	639,103
Cyient, Ltd.	22,275	185,767
Dabur India, Ltd.	120,169	467,067
Dalmia Bharat, Ltd.	18,693	150,999
DB Corp., Ltd.	6,096	36,524
DB Realty, Ltd. (I)	38,707	40,059
DCB Bank, Ltd. (I)	184,559	314,217
DCM Shriram, Ltd.	26,804	71,131
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	94,177
Delta Corp., Ltd.	19,455	29,235

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
DEN Networks, Ltd. (I)	23,194	$56,770
Dena Bank	77,870	75,245
Dish TV India, Ltd. (I)	287,171	298,960
Dishman Pharmaceuticals & Chemicals, Ltd.	27,086	60,291
Divi's Laboratories, Ltd.	23,548	655,439
DLF, Ltd.	407,900	971,657
Dr. Reddy's Laboratories, Ltd.	35,006	2,026,998
Dr. Reddy's Laboratories, Ltd., ADR	18,324	1,069,938
Dredging Corp. of India, Ltd.	4,719	32,564
eClerx Services, Ltd.	11,378	232,696
Edelweiss Financial Services, Ltd.	221,050	191,533
Eicher Motors, Ltd.	6,579	1,537,014
EID Parry India, Ltd.	81,890	282,190
EIH, Ltd.	81,595	144,531
Electrosteel Castings, Ltd.	93,708	32,298
Emami, Ltd.	35,441	441,390
Engineers India, Ltd.	52,818	195,621
Entertainment Network India, Ltd.	2,857	23,953
Eros International Media, Ltd. (I)	22,002	120,349
Escorts, Ltd.	43,887	98,503
Ess Dee Aluminium, Ltd.	8,586	50,339
Essar Oil, Ltd. (I)	198,149	297,144
Essar Ports, Ltd.	118,939	185,645
Essel Propack, Ltd.	89,057	180,773
Eveready Industries India, Ltd.	12,767	37,650
Exide Industries, Ltd.	238,488	637,645
FAG Bearings India, Ltd.	1,456	79,422
FDC, Ltd.	51,198	120,203
Federal Bank, Ltd.	806,835	1,974,960
Federal-Mogul Goetze India, Ltd. (I)	8,130	53,562
Financial Technologies India, Ltd.	15,328	45,209
Finolex Cables, Ltd.	89,396	378,271
Finolex Industries, Ltd.	64,689	294,479
Firstsource Solutions, Ltd. (I)	254,537	143,754
Fortis Healthcare, Ltd. (I)	99,267	169,421
Future Consumer Enterprise, Ltd. (I)	48,891	8,315
Gabriel India, Ltd.	18,589	26,601
GAIL India, Ltd.	185,255	1,459,320
GAIL India, Ltd., GDR	1,143	54,600
Gateway Distriparks, Ltd.	73,703	360,591
Gillette India, Ltd.	1,325	67,385
Gitanjali Gems, Ltd. (I)	50,394	40,629
GlaxoSmithKline Consumer Healthcare, Ltd.	3,388	306,854
Glenmark Pharmaceuticals, Ltd.	42,821	566,562
Global Offshore Services, Ltd.	9,583	95,230
GMR Infrastructure, Ltd.	1,267,487	395,371
Godfrey Phillips India, Ltd.	1,895	18,840
Godrej Consumer Products, Ltd.	59,100	907,800
Godrej Industries, Ltd.	38,781	178,471
Godrej Properties, Ltd.	42,583	172,351
Graphite India, Ltd.	80,822	110,633
Grasim Industries, Ltd.	31,208	1,904,311

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Greaves Cotton, Ltd.	25,802	$58,386
Grindwell Norton, Ltd.	43	386
Gujarat Alkalies & Chemicals, Ltd.	50,650	157,046
Gujarat Fluorochemicals, Ltd.	32,948	395,869
Gujarat Gas Company, Ltd. (I)	21,204	202,906
Gujarat Industries Power Company, Ltd.	11,048	15,608
Gujarat Mineral Development Corp., Ltd.	39,642	84,750
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	65,805	94,244
Gujarat NRE Coke, Ltd. (I)	85,965	9,349
Gujarat Pipavav Port, Ltd. (I)	82,351	215,067
Gujarat State Fertilisers & Chemicals, Ltd.	178,141	296,491
Gujarat State Petronet, Ltd.	146,398	265,338
Gulf Oil Corp., Ltd.	22,053	56,804
Gulf Oil Lubricants India, Ltd.	22,053	162,882
GVK Power & Infrastructure, Ltd. (I)	648,891	115,420
Hathway Cable & Datacom, Ltd. (I)	45,144	260,340
Havells India, Ltd.	292,245	1,510,056
HCL Infosystems, Ltd. (I)	185,657	200,143
HCL Technologies, Ltd.	141,198	3,791,438
HDFC Bank, Ltd.	538,287	8,826,491
HEG, Ltd.	17,873	75,485
HeidelbergCement India, Ltd. (I)	87,352	121,880
Hero Motorcorp, Ltd.	42,844	2,169,038
Hexa Tradex, Ltd. (I)	42,642	15,579
Hexaware Technologies, Ltd.	327,232	1,152,550
Hikal, Ltd.	3,006	34,941
Himachal Futuristic Communications, Ltd. (I)	662,686	205,877
Hindalco Industries, Ltd.	1,014,546	2,841,909
Hinduja Ventures, Ltd.	5,652	28,414
Hindustan Construction Company, Ltd. (I)	41,263	20,523
Hindustan Oil Exploration Company, Ltd. (I)	20,262	14,616
Hindustan Petroleum Corp., Ltd.	66,901	645,157
Hindustan Unilever, Ltd.	77,198	976,196
Hitachi Home & Life Solutions India, Ltd.	4,269	54,660
Honeywell Automation India, Ltd.	130	14,497
Hotel Leela Venture, Ltd. (I)	161,732	59,991
Housing Development & Infrastructure, Ltd. (I)	335,502	452,017
HSIL, Ltd.	27,538	161,506
HT Media, Ltd.	9,443	16,937
Huhtamaki PPL, Ltd.	4,841	13,640
ICICI Bank, Ltd.	135,764	3,823,574
ICICI Bank, Ltd., ADR	65,621	3,864,421
ICRA, Ltd.	1,035	45,126
IDBI Bank, Ltd.	325,447	379,585
Idea Cellular, Ltd.	597,005	1,523,846
IDFC, Ltd.	597,521	1,570,084
IFCI, Ltd.	799,536	512,225
IIFL Holdings, Ltd.	254,359	733,969
IL&FS Transportation Networks, Ltd.	5,112	15,228
Indiabulls Housing Finance, Ltd.	289,639	2,102,019
Indiabulls Infrastructure and Power, Ltd. (I)	1,348,842	76,384
Indiabulls Real Estate, Ltd.	251,053	330,809

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
Indian Bank	92,080	$281,877
Indian Hotels Company, Ltd.	502,469	902,303
Indian Oil Corp., Ltd.	85,033	498,631
Indian Overseas Bank	198,424	182,636
Indoco Remedies, Ltd.	19,484	92,180
Indraprastha Gas, Ltd.	34,896	245,189
IndusInd Bank, Ltd.	99,860	1,302,031
Info Edge India, Ltd.	11,381	176,688
Infosys, Ltd.	53,748	3,751,594
Infosys, Ltd., ADR (L)	84,387	5,893,588
ING Vysya Bank, Ltd.	77,939	1,025,575
Ingersoll-Rand India, Ltd.	9,856	140,401
Inox Leisure, Ltd. (I)	4,460	12,522
Intellect Design Arena, Ltd. (I)	63,788	49,340
Ipca Laboratories, Ltd.	21,683	246,918
IRB Infrastructure Developers, Ltd.	119,917	526,648
ITC, Ltd.	827,196	4,832,274
Jagran Prakashan, Ltd.	57,120	120,766
Jain Irrigation Systems, Ltd.	245,512	333,912
Jaiprakash Associates, Ltd. (I)	813,565	376,740
Jaiprakash Power Ventures, Ltd. (I)	623,661	132,709
Jammu & Kashmir Bank, Ltd.	338,170	752,411
Jaypee Infratech, Ltd. (I)	132,566	44,932
JB Chemicals & Pharmaceuticals, Ltd.	44,422	152,785
JBF Industries, Ltd.	24,468	85,807
Jindal Poly Films, Ltd.	15,538	74,955
Jindal Saw, Ltd.	176,270	312,005
Jindal Stainless, Ltd. (I)	28,681	14,449
Jindal Steel & Power, Ltd.	202,531	458,799
JK Cement, Ltd.	22,552	226,038
JK Lakshmi Cement, Ltd.	70,257	441,208
JK Tyre & Industries, Ltd.	5,373	57,704
JM Financial, Ltd.	368,362	298,906
JSW Energy, Ltd.	370,137	562,091
JSW Steel, Ltd.	123,306	2,373,689
Jubilant Foodworks, Ltd. (I)	15,501	354,818
Jubilant Life Sciences, Ltd.	64,699	139,938
Kajaria Ceramics, Ltd.	27,154	259,677
Kalpataru Power Transmission, Ltd.	22,050	65,266
Kansai Nerolac Paints, Ltd.	2,125	68,705
Kaveri Seed Company, Ltd.	21,588	298,375
KEC International, Ltd.	68,163	110,451
Kesoram Industries, Ltd.	80,244	138,368
Kirloskar Brothers, Ltd.	4,757	16,679
Kolte-patil Developers, Ltd.	12,539	39,306
Kotak Mahindra Bank, Ltd.	152,938	2,961,335
KPIT Cummins Infosystems, Ltd.	87,601	237,548
KSB Pumps, Ltd.	7,884	70,612
KSK Energy Ventures, Ltd. (I)	7,103	8,557
Lakshmi Machine Works, Ltd.	2,257	152,711
Lakshmi Vilas Bank, Ltd.	64,491	86,671
Lanco Infratech, Ltd. (I)	511,323	52,461

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Larsen & Toubro, Ltd.	114,209	$3,007,484
Larsen & Toubro, Ltd., GDR	34,596	913,025
Lupin, Ltd.	57,843	1,403,886
Mahanagar Telephone Nigam (I)	96,736	43,358
Maharashtra Seamless, Ltd.	54,295	255,723
Mahindra & Mahindra, Ltd.	243,028	5,183,512
Mahindra & Mahindra, Ltd., GDR	19,216	410,436
Mahindra Holidays & Resorts India, Ltd.	12,942	54,085
Mahindra Lifespace Developers, Ltd.	21,630	175,995
Manaksia, Ltd. (I)	12,351	25,239
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	224,815
Marico Kaya Enterprises, Ltd. (I)	1,827	25,600
Marico, Ltd.	99,580	517,402
Maruti Suzuki India, Ltd.	46,311	2,504,429
MAX India, Ltd.	49,399	292,562
McLeod Russel India, Ltd.	37,627	148,606
Mercator, Ltd.	212,137	95,800
Merck, Ltd.	3,922	49,251
MindTree, Ltd.	39,303	760,693
Monnet Ispat & Energy, Ltd.	32,137	37,680
Monsanto India, Ltd.	5,675	252,497
Motherson Sumi Systems, Ltd.	178,753	1,237,172
Mphasis, Ltd.	24,536	159,880
MRF, Ltd.	1,922	1,036,887
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	43,013
Nagarjuna Oil Refinery, Ltd. (I)	229,114	15,270
Natco Pharma, Ltd.	9,399	206,891
National Aluminium Company, Ltd.	427,632	416,414
Nava Bharat Ventures, Ltd.	43,984	146,116
Navneet Publications India, Ltd.	74,398	115,310
NCC, Ltd.	246,877	265,828
NESCO, Ltd.	2,689	59,011
Nestle India, Ltd.	5,892	591,500
NHPC, Ltd.	1,621,426	529,049
NIIT Technologies, Ltd.	45,471	279,206
NIIT, Ltd.	86,244	72,741
Nitin Fire Protection Industries, Ltd.	56,264	30,713
Noida Toll Bridge Company, Ltd.	76,450	41,256
NTPC, Ltd.	508,086	1,163,493
Oberoi Realty, Ltd.	12,621	53,730
Oil & Natural Gas Corp., Ltd.	307,793	1,878,545
Oil India, Ltd.	72,487	694,137
OMAXE, Ltd.	106,368	218,519
Oracle Financial Services Software, Ltd.	11,184	603,193
Orient Cement, Ltd.	82,674	198,797
Oriental Bank of Commerce	67,526	331,556
Orissa Minerals Development Company, Ltd.	400	20,410
Page Industries, Ltd.	2,155	331,726
Panacea Biotec, Ltd. (I)	3,306	8,044
Pantaloon Retail India, Ltd.	32,018	42,847
Parsvnath Developers, Ltd. (I)	129,259	39,142
PC Jeweller, Ltd.	3,216	12,424

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Peninsula Land, Ltd.	89,370	$48,150
Persistent Systems, Ltd.	6,484	158,545
Petronet LNG, Ltd.	167,003	528,995
Pfizer, Ltd.	7,664	217,478
PI Industries, Ltd.	16,340	117,047
Pidilite Industries, Ltd.	73,344	544,684
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	49,499
Piramal Enterprises, Ltd.	87,007	1,140,637
Plethico Pharmaceuticals, Ltd. (I)	5,976	3,543
Polaris Financial Technology, Ltd.	69,285	226,773
Polyplex Corp., Ltd.	12,401	45,884
Power Grid Corp. of India, Ltd.	479,923	1,100,225
Praj Industries, Ltd.	57,344	62,258
Prestige Estates Projects, Ltd.	47,239	196,117
Prism Cement, Ltd. (I)	71,827	86,317
Procter & Gamble Hygiene & Health Care, Ltd.	1,528	137,602
PTC India Financial Services, Ltd.	77,827	69,904
PTC India, Ltd.	222,817	351,432
Punj Lloyd, Ltd. (I)	224,909	131,727
Punjab National Bank, Ltd.	5,000	86,372
Radico Khaitan, Ltd.	60,239	78,050
Rain Industries, Ltd. (I)	114,375	91,645
Rajesh Exports, Ltd.	43,299	115,916
Rallis India, Ltd.	67,146	232,323
Ranbaxy Laboratories, Ltd. (I)	64,371	631,396
Ratnamani Metals & Tubes, Ltd.	3,260	30,857
Raymond, Ltd.	43,363	340,095
Redington India, Ltd.	66,332	128,409
REI Agro, Ltd.	164,589	5,189
Reliance Capital, Ltd.	108,604	913,210
Reliance Communications, Ltd.	564,683	932,930
Reliance Industries, Ltd.	558,159	8,886,896
Reliance Infrastructure, Ltd.	72,487	708,577
Reliance Power, Ltd. (I)	555,888	604,686
Rolta India, Ltd.	57,291	98,620
Ruchi Soya Industries, Ltd.	127,227	75,892
Rural Electrification Corp., Ltd.	364,591	1,968,692
Sadbhav Engineering, Ltd.	12,270	49,297
Sanofi India, Ltd.	949	55,108
Schneider Electric Infrastructure, Ltd. (I)	27,670	63,747
Sesa Sterlite, Ltd.	70,743	262,292
Sesa Sterlite, Ltd., ADR	195,801	2,886,107
Shasun Pharmaceuticals, Ltd.	15,065	59,389
Shipping Corp. of India, Ltd. (I)	87,591	87,170
Shoppers Stop, Ltd.	8,260	63,673
Shree Cement, Ltd.	4,757	688,567
Shree Renuka Sugars, Ltd. (I)	207,404	56,244
Shriram Transport Finance Company, Ltd.	43,154	753,162
Siemens India, Ltd.	46,078	679,011
Simplex Infrastructures, Ltd.	2,920	16,375
Sintex Industries, Ltd.	88,110	132,400
SJVN, Ltd.	189,753	72,584

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
SKF India, Ltd.	7,769	$171,781
Sobha Developers, Ltd.	50,252	402,716
Solar Industries India, Ltd.	1,324	56,500
Sona Koyo Steering Systems, Ltd.	21,331	18,138
Sonata Software, Ltd.	15,097	33,005
SREI Infrastructure Finance, Ltd.	294,220	222,749
SRF, Ltd.	19,638	280,756
State Bank of Bikaner & Jaipur	18,445	182,673
State Bank Of India	593,750	3,073,926
State Bank of India, GDR	9,002	462,528
State Bank of Travancore	1,825	14,411
Sterlite Technologies, Ltd.	53,825	59,502
Strides Arcolab, Ltd.	10,655	144,691
Styrolution ABS India, Ltd.	189	1,925
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	164,998
Sun Pharmaceutical Industries, Ltd.	201,708	2,725,205
Sun TV Network, Ltd.	69,314	358,071
Sundaram Finance, Ltd.	17,300	360,196
Sundram Fasteners, Ltd.	35,059	108,583
Supreme Industries, Ltd.	28,686	285,315
Suzlon Energy, Ltd. (I)	534,875	120,646
Swaraj Engines, Ltd.	3,065	46,405
Syndicate Bank	165,888	347,204
Tamil Nadu Newsprint & Papers, Ltd.	37,939	82,647
Tata Chemicals, Ltd.	57,964	417,218
Tata Communications, Ltd.	54,466	401,410
Tata Consultancy Services, Ltd.	167,155	7,139,440
Tata Elxsi, Ltd.	15,104	148,943
Tata Global Beverages, Ltd.	410,020	1,063,292
Tata Motors, Ltd.	202,612	1,725,117
Tata Motors, Ltd., ADR	53,090	2,424,089
Tata Power Company, Ltd.	710,079	1,059,013
Tata Sponge Iron, Ltd.	4,883	52,091
Tata Steel, Ltd.	322,120	2,449,706
Tata Teleservices Maharashtra, Ltd. (I)	545,887	76,548
Tech Mahindra, Ltd.	76,264	3,229,836
Texmaco Rail & Engineering, Ltd.	5,288	10,431
The Great Eastern Shipping Company, Ltd.	84,792	546,035
The India Cements, Ltd.	309,375	474,395
The Karnataka Bank, Ltd.	140,550	325,803
The Karur Vysya Bank, Ltd.	49,942	429,989
The Phoenix Mills, Ltd.	8,422	52,002
The Ramco Cements, Ltd.	89,830	490,343
The South Indian Bank, Ltd.	847,658	376,379
Thermax, Ltd.	20,030	346,891
Time Technoplast, Ltd.	105,115	88,888
Timken India, Ltd. (I)	92	701
Titan Company, Ltd.	96,547	598,861
Torrent Pharmaceuticals, Ltd.	47,863	791,404
Torrent Power, Ltd.	91,896	232,737
Transport Corp. of India, Ltd.	11,077	51,866
Tree House Education And Accessories, Ltd.	6,533	48,038

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Trent, Ltd.	871	$20,450
Triveni Turbine, Ltd.	56,619	92,011
TTK Prestige, Ltd.	1,939	117,796
Tube Investments of India, Ltd.	37,183	197,661
TV18 Broadcast, Ltd. (I)	444,964	214,464
TVS Motor Company, Ltd.	126,700	468,465
UCO Bank	198,438	282,799
Uflex, Ltd.	34,032	91,704
Ultratech Cement, Ltd.	27,084	1,081,745
Unichem Laboratories, Ltd.	7,554	27,668
Union Bank of India, Ltd.	145,636	502,427
Unitech, Ltd. (I)	1,334,364	418,710
United Breweries, Ltd.	30,075	376,463
UPL, Ltd.	205,653	1,138,852
Usha Martin, Ltd.	176,167	78,067
Uttam Value Steels, Ltd. (I)	25,353	2,601
V-Guard Industries, Ltd.	7,855	140,834
VA Tech Wabag, Ltd.	2,474	65,713
Vakrangee, Ltd.	81,519	182,972
Vardhman Textiles, Ltd.	9,468	64,282
Videocon Industries, Ltd.	86,553	223,207
Vijaya Bank	193,537	159,416
VIP Industries, Ltd.	57,712	99,863
Voltas, Ltd.	67,658	294,508
VST Industries, Ltd.	2,691	79,974
WABCO India, Ltd.	1,677	121,095
Welspun Corp, Ltd.	67,511	80,578
Welspun Enterprises, Ltd. (I)	1,343	7,560
Wipro, Ltd.	257,840	2,430,403
Wockhardt, Ltd.	29,191	396,104
Wyeth, Ltd.	346	6,796
Yes Bank, Ltd.	193,314	2,112,149
Zee Entertainment Enterprises, Ltd.	314,780	1,932,435
Zensar Technologies, Ltd.	4,532	43,151
Zuari Agro Chemicals, Ltd.	9,847	42,208
Zydus Wellness, Ltd.	8,264	95,823
Indonesia 3.4%		83,482,139
Ace Hardware Indonesia Tbk PT	6,317,000	416,548
Adaro Energy Tbk PT	12,283,000	1,085,174
Adhi Karya Persero Tbk PT	1,606,100	366,574
Agung Podomoro Land Tbk PT	6,673,600	197,512
AKR Corporindo Tbk PT	1,516,000	578,187
Alam Sutera Realty Tbk PT	11,989,900	550,858
Aneka Tambang Persero Tbk PT	5,330,000	428,214
Arwana Citramulia Tbk PT	2,127,300	159,564
Asahimas Flat Glass Tbk PT	113,500	69,440
Astra Agro Lestari Tbk PT	495,600	974,858
Astra Graphia Tbk PT	606,500	101,907
Astra International Tbk PT	12,574,500	7,332,806
Bakrie & Brothers Tbk PT (I)	129,839,261	531,954
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	73,381
Bakrie Telecom Tbk PT (I)	34,369,000	140,810

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Bakrieland Development Tbk PT (I)	43,066,000	$176,442
Bank Bukopin Tbk PT	4,762,666	300,964
Bank Central Asia Tbk PT	3,604,500	3,878,918
Bank Danamon Indonesia Tbk PT	3,002,071	1,034,753
Bank Mandiri Persero Tbk PT	3,581,046	3,093,491
Bank Negara Indonesia Persero Tbk PT	3,686,403	1,820,339
Bank Pan Indonesia Tbk PT (I)	8,366,900	809,560
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,119,400	270,291
Bank Permata Tbk PT	25,500	3,261
Bank Rakyat Indonesia Persero Tbk PT	8,139,100	7,707,014
Bank Tabungan Negara Persero Tbk PT	4,867,098	450,821
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	76,315
Barito Pacific Tbk PT (I)	3,360,000	84,650
Bayan Resources Tbk PT (I)	98,000	55,424
Benakat Petroleum Energy Tbk PT (I)	2,038,300	26,732
Berau Coal Energy Tbk PT (I)	2,539,400	16,666
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	903,000	38,848
Budi Starch & Sweetener Tbk PT (I)	2,039,000	16,877
Bumi Resources Minerals Tbk PT (I)	659,900	19,400
Bumi Resources Tbk PT (I)	31,738,030	225,963
Bumi Serpong Damai Tbk PT	7,573,000	1,098,942
BW Plantation Tbk PT	2,248,500	84,698
Central Proteinaprima Tbk PT (I)	5,430,300	33,815
Chandra Asri Petrochemical Tbk PT	8,000	1,962
Charoen Pokphand Indonesia Tbk PT	3,980,220	1,341,301
Ciputra Development Tbk PT	15,864,000	1,703,576
Ciputra Property Tbk PT	1,797,900	122,301
Ciputra Surya Tbk PT	1,437,500	331,848
Citra Marga Nusaphala Persada Tbk PT	1,580,000	402,469
Darma Henwa Tbk PT (I)	20,860,500	85,466
Davomas Abadi Tbk PT (I)	8,435,500	34,560
Delta Dunia Makmur Tbk PT (I)	4,163,000	62,782
Elnusa Tbk PT	4,227,800	232,598
Energi Mega Persada Tbk PT (I)	40,739,638	340,490
Erajaya Swasembada Tbk PT (I)	1,509,800	148,470
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	49,561
Express Transindo Utama Tbk PT	2,064,300	198,702
Fajar Surya Wisesa Tbk PT (I)	146,500	19,748
Gajah Tunggal Tbk PT	2,601,000	278,220
Global Mediacom Tbk PT (I)	7,409,200	974,774
Golden Eagle Energy Tbk PT (I)	368,800	54,256
Gudang Garam Tbk PT	290,743	1,456,632
Hanson International Tbk PT (I)	4,974,500	281,395
Harum Energy Tbk PT	1,112,900	153,186
Hexindo Adiperkasa Tbk PT	117,000	34,379
Holcim Indonesia Tbk PT	1,243,900	232,077
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,254,000	409,941
Indika Energy Tbk PT	2,104,400	96,639
Indo Tambangraya Megah Tbk PT	308,500	480,335
Indocement Tunggal Prakarsa Tbk PT	849,300	1,724,361
Indofood CBP Sukses Makmur Tbk PT	406,500	374,731

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	2,912,400	$1,599,689
Indosat Tbk PT	1,053,700	301,395
Inovisi Infracom Tbk PT (I)	671,012	27,497
Intiland Development Tbk PT	4,212,900	222,659
Japfa Comfeed Indonesia Tbk PT	4,442,100	417,022
Jasa Marga Tbk PT	1,491,900	826,888
Kalbe Farma Tbk PT	9,526,500	1,366,923
Kawasan Industri Jababeka Tbk PT	17,916,919	462,402
Krakatau Steel Persero Tbk PT (I)	608,000	22,828
Lippo Cikarang Tbk PT (I)	505,800	420,890
Lippo Karawaci Tbk PT	13,758,325	1,313,828
Malindo Feedmill Tbk PT	1,159,000	239,797
Matahari Putra Prima Tbk PT	3,161,000	845,735
Mayora Indah Tbk PT	258,708	534,271
Medco Energi Internasional Tbk PT	2,289,000	701,958
Media Nusantara Citra Tbk PT	3,462,100	682,555
Mitra Adiperkasa Tbk PT	1,088,100	499,517
MNC Investama Tbk PT	24,011,300	600,284
MNC Sky Vision Tbk PT	451,800	66,591
Modern Internasional Tbk PT	304,100	16,600
Multipolar Corp. Tbk PT	5,358,300	404,047
Nippon Indosari Corpindo Tbk PT	880,900	87,333
Nusantara Infrastructure Tbk PT (I)	9,591,800	158,933
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	49,485
Pakuwon Jati Tbk PT	16,251,900	686,425
Panin Financial Tbk PT (I)	18,582,500	463,583
Panin Sekuritas Tbk PT	22,500	9,100
Paninvest Tbk PT (I)	1,443,000	89,987
Pembangunan Perumahan Persero Tbk PT	3,623,500	910,432
Perusahaan Gas Negara Persero Tbk PT	4,440,600	2,165,744
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	631,523
Petrosea Tbk PT	243,000	20,568
Ramayana Lestari Sentosa Tbk PT	4,070,000	278,304
Resource Alam Indonesia Tbk PT	392,500	40,089
Salim Ivomas Pratama Tbk PT	1,348,100	82,844
Samindo Resources Tbk PT	31,500	1,241
Sampoerna Agro Tbk PT	1,086,500	202,640
Samudera Indonesia Tbk PT	4,400	4,939
Selamat Sempurna Tbk PT	1,127,500	427,054
Semen Baturaja Persero Tbk PT	450,400	14,071
Semen Gresik Persero Tbk PT	1,592,700	2,092,134
Sentul City Tbk PT (I)	28,815,600	271,648
Sinar Mas Multiartha Tbk PT	37,000	8,461
Sri Rejeki Isman Tbk PT	4,404,400	62,084
Sugih Energy Tbk PT (I)	9,780,500	340,644
Summarecon Agung Tbk PT	9,548,800	1,143,987
Surya Citra Media Tbk PT	2,412,400	634,541
Surya Semesta Internusa Tbk PT	3,420,700	268,330
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	945,000	1,016,661
Telekomunikasi Indonesia Persero Tbk PT	6,577,900	1,524,969
Telekomunikasi Indonesia Tbk PT, ADR	77,740	3,583,814

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Tempo Scan Pacific Tbk PT	130,300	$33,101
Tiga Pilar Sejahtera Food Tbk (I)	1,816,500	337,898
Timah Persero Tbk PT	4,180,080	419,657
Tiphone Mobile Indonesia Tbk PT (I)	2,099,400	159,221
Total Bangun Persada Tbk PT	1,726,900	140,950
Tower Bersama Infrastructure Tbk PT	1,368,300	1,057,210
Trada Maritime Tbk PT (I)	2,675,000	72,861
Trias Sentosa Tbk PT	1,000,000	31,682
Trimegah Securities Tbk PT (I)	1,137,100	6,241
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	17,519
Tunas Baru Lampung Tbk PT	1,536,000	101,322
Tunas Ridean Tbk PT	872,500	43,628
Unilever Indonesia Tbk PT	687,000	1,789,762
United Tractors Tbk PT	1,011,200	1,522,037
Vale Indonesia Tbk PT	3,245,000	1,059,752
Visi Media Asia Tbk PT (I)	2,088,200	78,718
Waskita Karya Persero Tbk PT	2,520,900	216,239
Wijaya Karya Persero Tbk PT	2,712,100	668,574
XL Axiata Tbk PT	2,205,700	922,092
Luxembourg 0.0%		68,273
O'Key Group SA, GDR	12,712	68,273
Malaysia 4.4%		109,527,170
Adventa BHD (I)	25,200	6,844
Aeon Company BHD	382,400	388,960
AEON Credit Service M BHD	6,360	26,547
Affin Holdings BHD	546,390	508,372
AirAsia BHD	1,519,200	1,158,278
Alam Maritim Resources BHD	267,200	60,759
Alliance Financial Group BHD	1,182,400	1,699,835
Amcorp Properties BHD (I)	36,200	8,992
AMMB Holdings BHD	1,407,250	2,770,212
Amway Malaysia Holdings BHD	400	1,315
Ann Joo Resources BHD	256,700	90,268
APM Automotive Holdings BHD	115,500	182,922
Astro Malaysia Holdings BHD	619,800	617,552
Axiata Group BHD	1,495,700	3,121,627
Batu Kawan BHD	26,700	145,937
Benalec Holdings BHD	376,200	81,752
Berjaya Assets BHD	388,400	100,473
Berjaya Corp. BHD	3,698,200	508,267
Berjaya Land BHD	846,900	205,373
Berjaya Sports Toto BHD	547,041	562,772
BIMB Holdings BHD	323,000	407,049
Bintulu Port Holdings BHD	300	616
Bonia, Corp. BHD	215,700	55,557
Boustead Holdings BHD	421,306	605,283
Boustead Plantations BHD	84,200	38,335
British American Tobacco Malaysia BHD	61,300	1,277,860
Bumi Armada BHD	1,017,600	345,289
Bursa Malaysia BHD	301,400	712,821
Cahya Mata Sarawak BHD	506,100	694,556

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Carlsberg Brewery-Malay BHD	127,700	$453,065
CB Industrial Product Holding BHD	377,540	246,855
CIMB Group Holdings BHD	2,112,834	3,638,053
Coastal Contracts BHD	244,266	228,422
CSC Steel Holdings BHD	234,900	77,076
Cypark Resources BHD	89,300	66,012
Daibochi Plastic & Packaging Industry BHD	9,100	11,564
Daya Materials BHD	589,100	37,335
Dayang Enterprise Holdings BHD	227,900	189,977
Dialog Group BHD	1,872,460	823,963
DiGi.Com BHD	1,155,080	2,150,798
DKSH Holdings Malaysia BHD	6,800	12,637
DRB-Hicom BHD	1,126,700	603,032
Dutch Lady Milk Industries BHD	9,900	132,639
Eastern & Oriental BHD	830,700	626,303
ECM Libra Financial Group BHD (I)	100,844	29,663
Evergreen Fibreboard BHD (I)	388,400	66,646
Faber Group BHD	287,400	222,668
Fraser & Neave Holdings BHD	45,100	225,889
Gamuda BHD	1,352,300	2,112,632
Genting BHD	945,000	2,561,850
Genting Malaysia BHD	1,880,100	2,345,412
Genting Plantations BHD	193,400	611,719
Globetronics Technology BHD	201,280	269,154
Glomac BHD	411,400	127,766
Goldis BHD (I)	356,063	278,614
Green Packet BHD (I)	409,300	38,720
Guinness Anchor BHD	100,900	395,508
GuocoLand Malaysia BHD	57,800	23,394
Hai-O Enterprise BHD	58,500	42,891
Hap Seng Consolidated BHD	813,400	1,197,055
Hap Seng Plantations Holdings BHD	241,000	178,819
Hartalega Holdings BHD	185,600	373,046
Ho Wah Genting BHD (I)	671,700	31,719
Hock Seng LEE BHD	187,292	108,074
Hong Leong Bank BHD	274,040	1,158,019
Hong Leong Financial Group BHD	252,900	1,323,976
Hong Leong Industries BHD	62,900	84,086
Hua Yang BHD	148,366	95,237
Hwang Capital Malaysia BHD	69,400	40,006
IJM Corp. BHD	1,448,680	2,907,475
IJM Land BHD	437,700	437,312
IJM Plantations BHD	204,200	217,247
Inari Amertron BHD	90,300	76,283
Insas BHD	488,074	154,328
Integrax BHD	74,400	50,542
IOI Corp. BHD	1,559,900	2,222,602
IOI Properties Group BHD	549,049	399,275
Iris Corp. BHD	1,098,200	102,209
Iskandar Waterfront City BHD (I)	339,000	131,176
JAKS Resources BHD (I)	413,200	68,462
Jaya Tiasa Holdings BHD	266,205	150,301

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
JCY International BHD	623,800	$103,273
K&N Kenanga Holdings BHD (I)	199,317	35,065
Karambunai Corp. BHD (I)	1,224,300	25,287
Keck Seng Malaysia BHD	287,150	502,559
Kian JOO CAN Factory BHD	332,000	310,211
Kim Loong Resources BHD	37,800	30,279
Kimlun Corp. BHD	93,700	36,866
KLCC Property Holdings BHD	577,700	1,161,164
KNM Group BHD (I)	1,446,225	239,325
Kossan Rubber Industries BHD	307,400	390,871
KPJ Healthcare BHD	513,600	576,904
KSL Holdings BHD (I)	210,966	283,154
Kuala Lumpur Kepong BHD	181,858	1,209,208
KUB Malaysia BHD (I)	592,900	85,033
Kulim Malaysia BHD (I)	511,700	516,744
Kumpulan Europlus BHD (I)	231,900	78,141
Kumpulan Fima BHD	93,300	54,328
Kumpulan Perangsang Selangor BHD	251,200	107,679
Lafarge Malayan Cement BHD	297,400	891,634
Land & General BHD	339,000	58,066
Landmarks BHD (I)	325,700	105,895
LBS Bina Group BHD	210,000	103,050
Lion Industries Corp. BHD	544,000	90,062
LPI Capital BHD	12,600	66,305
Magnum BHD	193,000	166,582
Mah Sing Group BHD	767,239	528,609
Malayan Banking BHD	2,203,655	6,158,439
Malayan Flour Mills BHD	195,600	100,030
Malaysia Airports Holdings BHD	461,866	949,592
Malaysia Building Society BHD	232,887	176,800
Malaysia Marine and Heavy Engineering Holdings BHD	206,600	109,302
Malaysian Airline System BHD (I)	2,798,100	219,252
Malaysian Bulk Carriers BHD	326,400	132,128
Malaysian Pacific Industries BHD	48,338	71,991
Malaysian Resources Corp. BHD	1,434,500	619,458
Malton BHD	37,300	11,460
Matrix Concepts Holdings BHD	37,400	32,050
Maxis BHD	698,485	1,430,531
MBM Resources BHD	151,150	124,203
Media Chinese International, Ltd.	186,800	47,499
Media Prima BHD	787,280	449,178
Mega First Corp. BHD	193,700	142,636
MISC BHD	609,650	1,316,911
MK Land Holdings BHD	623,400	81,946
MKH BHD	161,933	148,455
MMC Corp. BHD	988,700	686,850
MNRB Holdings BHD	55,100	69,226
MPHB Capital BHD (I)	29,700	19,935
Mudajaya Group BHD	174,600	94,480
Muhibbah Engineering Malaysia BHD	350,900	240,750
Mulpha International BHD (I)	1,698,900	203,456
My EG Services BHD	250,800	315,243

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Naim Holdings BHD	148,000	$144,528
Narra Industries BHD (I)	67,932	73,203
NCB Holdings BHD	29,600	22,294
Nestle Malaysia BHD	4,100	83,151
NTPM Holdings BHD	145,500	31,405
Oldtown BHD	218,700	103,453
Oriental Holdings BHD	365,420	799,176
OSK Holdings BHD	812,645	535,785
Padini Holdings BHD	497,200	257,083
Panasonic Manufacturing Malaysia BHD	10,900	58,947
Pantech Group Holdings BHD	36,500	9,605
Paramount Corp. BHD	85,400	37,359
Parkson Holdings BHD	495,282	347,017
Perdana Petroleum BHD (I)	485,500	179,426
Perisai Petroleum Teknologi BHD (I)	718,400	142,892
Petronas Chemicals Group BHD	1,156,600	1,925,730
Petronas Dagangan BHD	134,000	636,675
Petronas Gas BHD	265,800	1,782,884
Pharmaniaga BHD	12,000	15,748
PJ Development Holdings BHD	297,900	139,991
POS Malaysia BHD	312,600	453,718
Power Root BHD	71,000	31,701
PPB Group BHD	457,700	2,099,611
Press Metal BHD	340,600	341,233
Prestariang BHD	258,600	126,034
Protasco BHD	141,500	68,083
Public Bank BHD	687,260	3,773,979
Puncak Niaga Holding BHD (I)	134,800	121,507
QL Resources BHD	375,300	380,590
RCE Capital BHD	491,550	47,945
RHB Capital BHD	673,581	1,629,455
Rimbunan Sawit BHD	215,800	39,877
Salcon BHD	534,800	111,474
Sapurakencana Petroleum BHD	1,671,957	1,383,520
Sarawak Oil Palms BHD	110,400	199,126
Scientex BHD	100,300	223,798
Scomi Group BHD (I)	1,525,800	119,648
Scomi Marine BHD (I)	406,100	81,712
SEG International BHD	19,800	8,252
Selangor Dredging BHD	328,000	95,031
Selangor Properties BHD	18,300	32,237
Shangri-La Hotels Malaysia BHD	36,700	73,803
Shell Refining Company Federation of Malaya BHD	145,700	244,114
SHL Consolidated BHD	167,900	174,690
Sime Darby BHD	1,187,201	3,396,573
SP Setia BHD	407,498	391,604
Star Publications Malaysia BHD	210,500	143,116
Sunway BHD	874,228	875,848
Supermax Corp. BHD	389,500	241,875
Suria Capital Holdings BHD	249,100	185,402
Syarikat Takaful Malaysia BHD	53,600	173,589
Symphony Life BHD	174,168	50,445

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
TA Ann Holdings BHD	277,840	$319,348
TA Enterprise BHD	1,731,500	419,754
TA Global BHD	1,466,040	145,210
Talam Transform BHD (I)	1,080,000	28,685
Tambun Indah Land BHD	166,300	107,166
TAN Chong Motor Holdings BHD	191,600	221,568
Tanjung Offshore BHD (I)	192,400	21,353
Tasek Corp. BHD	1,700	8,046
TDM BHD	952,695	232,354
Telekom Malaysia BHD	535,025	1,119,969
Tenaga Nasional BHD	1,114,000	4,696,570
TH Plantations BHD	185,160	86,479
Time dotCom BHD (I)	459,740	671,697
Tiong NAM Logistics Holdings	140,900	43,937
Top Glove Corp. BHD	412,300	562,169
Tropicana Corp. BHD	388,100	140,024
TSH Resources BHD	398,100	264,780
Tune Ins Holdings BHD	18,200	10,283
Uchi Technologies BHD	134,300	55,194
UEM Sunrise BHD	1,090,266	580,364
UMW Holdings BHD	482,300	1,611,886
Unisem M BHD	640,620	340,556
United Malacca BHD	112,550	219,616
United Plantations BHD	26,800	189,215
UOA Development BHD	212,600	133,305
Uzma BHD (I)	64,400	40,513
VS Industry BHD	130,197	98,176
Wah Seong Corp. BHD	291,172	136,046
WCT Holdings BHD	798,056	440,646
Wellcall Holdings BHD	22,500	11,041
Wing Tai Malaysia BHD	302,600	181,639
WTK Holdings BHD	255,000	91,210
Yinson Holdings BHD	152,500	124,869
YNH Property BHD	546,165	329,517
YTL Corp. BHD	4,646,658	2,170,101
YTL E-Solutions BHD	86,200	14,779
YTL Power International BHD	1,524,075	689,448
Zhulian Corp. BHD	117,200	73,691
Malta 0.1%		2,260,393
Brait SE (I)	347,825	2,260,393
Mexico 5.1%		126,930,580
Alfa SAB de CV, Class A	2,376,350	6,319,398
Alpek SA de CV (L)	114,312	178,285
Alsea SAB de CV (I)(L)	496,745	1,533,060
America Movil SAB de CV, Series L	6,587,415	7,797,803
America Movil SAB de CV, Series L, ADR	351,768	8,340,419
Arca Continental SAB de CV	403,233	2,602,532
Axtel SAB de CV (I)	1,177,009	319,768
Banregio Grupo Financiero SAB de CV	164,150	847,443
Bolsa Mexicana de Valores SAB de CV (L)	371,594	738,461
Cemex SAB de CV, ADR (I)	633,605	7,926,399

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Cia Minera Autlan SAB de CV, Series B	15,400	$17,444
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	2,132,673
Compartamos SAB de CV	73,796	157,155
Consorcio ARA SAB de CV (I)	1,233,066	567,192
Controladora Comercial Mexicana SAB de CV	649,859	2,393,271
Corporacion GEO SAB de CV, Series B (I)	777,652	5,836
Corporacion Inmobiliaria Vesta SAB de CV	65,024	131,417
Dine SAB de CV (I)	103,700	52,172
El Puerto de Liverpool SAB de CV	98,210	1,067,545
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,351,633
Fomento Economico Mexicano SAB de CV, ADR	95,411	9,258,683
Genomma Lab Internacional SAB de CV, Class B (I)(L)	620,994	1,325,138
Gruma SAB de CV, Class B	270,205	2,967,623
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	938,316
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (L)	14,736	538,896
Grupo Aeroportuario del Pacifico SAB de CV, ADR	49,708	3,407,483
Grupo Aeroportuario del Sureste SAB de CV, ADR	27,725	3,709,605
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,211	97,114
Grupo Bimbo SAB de CV, Series A (I)	815,056	2,279,357
Grupo Carso SAB de CV, Series A1	583,351	3,308,039
Grupo Cementos de Chihuahua SAB de CV	57,000	143,345
Grupo Comercial Chedraui SA de CV	4,509	14,742
Grupo Elektra SAB DE CV	1,575	65,129
Grupo Famsa SAB de CV, Class A (I)	289,538	267,407
Grupo Financiero Banorte SAB de CV, Series O	928,217	5,217,656
Grupo Financiero Inbursa SAB de CV, Series O	1,255,569	3,338,919
Grupo Financiero Santander Mexico SAB de CV, Class B	518,521	1,187,714
Grupo Gigante SAB de CV	168,900	492,855
Grupo Herdez SAB de CV	111,662	286,589
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,906
Grupo Industrial Saltillo SAB de CV	100,600	234,988
Grupo KUO SAB de CV, Series B	164,700	349,204
Grupo Mexico SAB de CV, Series B	2,375,808	7,726,691
Grupo Pochteca SAB de CV (I)	20,836	21,115
Grupo Simec SAB de CV, Series B (I)	177,735	660,814
Grupo Televisa SAB	419,590	3,134,221
Grupo Televisa SAB, ADR	166,208	6,207,869
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	50,550	159,205
Industrias Bachoco SAB de CV, ADR (L)	2,632	148,919
Industrias Bachoco SAB de CV, Series B	24,800	116,928
Industrias CH SAB de CV, Series B (I)	292,935	1,508,309
Industrias Penoles SAB de CV	59,133	1,243,691
Infraestructura Energetica Nova SAB de CV	54,791	328,427
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,163,668
Kimberly-Clark de Mexico SAB de CV	702,124	1,607,263
Maxcom Telecomunicaciones SAB de CV (I)	86,584	14,935
Megacable Holdings SAB de CV	71,540	293,801
Mexichem SAB de CV (I)	761,608	2,741,865
Minera Frisco SAB de CV, Class A1 (I)	1,164,339	1,962,393
OHL Mexico SAB de CV (I)	289,338	662,128
Organizacion Soriana SAB de CV, Series B	1,648,803	4,858,657
Promotora y Operadora de Infraestructura SAB de CV (I)	245,315	3,044,949

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Qualitas Controladora SAB de CV	364,900	$859,437
Rassini SAB de CV (I)	5,950	20,099
TV Azteca SA de CV	119,754	59,991
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	99,735
Wal-Mart de Mexico SAB de CV	2,038,249	4,372,856
Netherlands 0.0%		992,451
Global City Holdings NV (I)	2,841	32,184
VimpelCom, Ltd., ADR	182,908	960,267
Peru 0.1%		3,734,514
Cementos Pacasmayo SAA, ADR	9,154	77,626
Compania de Minas Buenaventura SA, ADR	21,714	200,855
Credicorp, Ltd.	18,590	3,079,619
Grana y Montero SAA, ADR (L)	28,844	376,414
Philippines 1.5%		36,793,672
Aboitiz Equity Ventures, Inc.	770,580	899,945
Aboitiz Power Corp.	824,700	774,316
Alliance Global Group, Inc.	1,305,400	719,843
Alsons Consolidated Resources, Inc.	629,000	27,732
Atlas Consolidated Mining & Development	664,800	168,082
Ayala Corp.	70,510	1,088,908
Ayala Land, Inc.	2,720,700	2,055,636
Bank of the Philippine Islands	485,825	1,026,540
BDO Unibank, Inc.	940,081	2,285,255
Belle Corp.	4,310,000	479,376
Cebu Air, Inc.	271,510	468,371
China Banking Corp.	280,569	299,538
COL Financial Group, Inc.	10,000	3,305
D&l Industries, Inc.	144,000	50,552
DMCI Holdings, Inc.	2,967,000	1,075,524
EEI Corp.	297,300	72,102
Empire East Land Holdings, Inc. (I)	5,540,000	112,173
Energy Development Corp.	8,540,800	1,525,554
Filinvest Land, Inc.	16,089,750	579,522
First Gen Corp.	1,165,800	693,573
First Philippine Holdings Corp.	356,370	721,940
Globe Telecom, Inc.	18,950	738,244
International Container Terminal Services, Inc.	648,840	1,673,487
JG Summit Holdings, Inc.	98,440	134,976
Jollibee Foods Corp.	283,920	1,307,747
Lepanto Consolidated Mining Company, Class B (I)	6,536,000	38,473
Lopez Holdings Corp.	3,321,500	509,228
LT Group, Inc.	405,500	119,428
Manila Electric Company	86,380	502,558
Manila Water Company, Inc.	711,800	453,088
Megawide Construction Corp. (I)	31,770	6,052
Megaworld Corp.	16,300,000	1,818,079
Metro Pacific Investments Corp.	7,881,600	881,677
Metropolitan Bank & Trust Company	292,214	539,595
Pepsi-Cola Products Philippines, Inc. (I)	1,469,000	140,001
Philippine Long Distance Telephone Company	24,220	1,616,758
Philippine National Bank (I)	399,820	723,187

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Philippine Stock Exchange, Inc.	16,944	$108,684
Philweb Corp.	628,140	82,543
Puregold Price Club, Inc.	197,700	167,980
RFM Corp.	101,000	10,887
Rizal Commercial Banking Corp.	420,900	475,797
Robinsons Land Corp.	2,446,350	1,404,778
San Miguel Corp.	315,134	544,238
Security Bank Corp.	209,127	734,844
Semirara Mining And Power Corp.	246,360	764,901
SM Investments Corp.	87,710	1,569,394
SM Prime Holdings, Inc.	3,754,604	1,430,680
Top Frontier Investment Holdings, Inc. (I)	25,432	70,326
Trans-Asia Oil & Energy Development Corp.	377,000	20,122
Union Bank of Philippines, Inc.	517,951	829,771
Universal Robina Corp.	335,280	1,454,297
Vista Land & Lifescapes, Inc.	5,662,600	794,065
Poland 2.1%		52,148,065
ABC Data SA	23,575	24,615
Action SA	5,661	74,856
Agora SA (I)	55,281	134,568
Alchemia SA (I)	31,570	47,029
Alior Bank SA (I)	6,172	144,741
Amica Wronki SA	1,050	35,118
AmRest Holdings SE (I)	4,670	140,657
Apator SA	5,905	65,743
Asseco Poland SA	121,418	1,941,669
ATM SA	2,780	9,646
Bank Handlowy w Warszawie SA	28,970	925,038
Bank Millennium SA	746,905	1,709,101
Bank Pekao SA	54,244	2,983,841
Bank Zachodni WBK SA	6,162	717,669
Bioton SA (I)	63,938	77,932
Boryszew SA (I)(L)	152,807	288,577
Budimex SA (L)	14,056	552,299
CCC SA (L)	11,792	509,802
CD Projekt SA (I)(L)	113,759	593,085
Ciech SA (L)	59,120	783,171
ComArch SA (L)	2,909	98,279
Cyfrowy Polsat SA	80,981	594,837
Eko Export SA (L)	2,160	18,087
Emperia Holding SA	9,026	128,837
Enea SA	83,195	442,895
Eurocash SA (L)	63,101	695,446
Fabryki Mebli Forte SA	23,453	342,939
Famur SA	29,897	29,384
Firma Oponiarska Debica SA	7,602	217,392
Getin Holding SA (I)	301,321	211,882
Getin Noble Bank SA (I)(L)	780,891	516,708
Grupa Azoty SA	19,269	358,964
Grupa Kety SA	19,266	1,683,198
Grupa Lotos SA (I)(L)	136,568	1,098,009
Hawe SA (I)(L)	95,254	67,312

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Poland (continued)
Impexmetal SA (I)	97,051	$78,003
ING Bank Slaski SA	22,258	948,918
Integer.pl SA (I)	362	20,421
Inter Cars SA	1,070	67,487
Jastrzebska Spolka Weglowa SA (L)(I)	22,070	137,148
KGHM Polska Miedz SA	106,059	3,862,624
Kopex SA	55,318	179,737
Kruk SA (I)	2,058	71,450
LC Corp. SA (I)	368,248	181,100
LPP SA (L)	396	1,041,576
Lubelski Wegiel Bogdanka SA (L)	35,707	1,164,089
mBank (L)	9,398	1,415,948
MCI Management SA (I)	26,839	81,531
Midas SA (I)	130,454	23,869
Netia SA	393,934	657,270
Neuca SA	1,696	110,099
Orange Polska SA	530,296	1,494,186
Orbis SA	55,058	675,248
Pelion SA	9,437	213,718
Pfleiderer Grajewo SA (I)	6,153	55,690
PGE Polska Grupa Energetyczna SA	489,320	2,811,275
Polimex-Mostostal SA (I)	505,319	11,939
Polnord SA (I)	21,527	44,478
Polski Koncern Miesny Duda SA (I)	4,865	10,343
Polski Koncern Naftowy Orlen SA	347,694	4,665,458
Polskie Gornictwo Naftowe i Gazownictwo SA	905,836	1,308,680
Powszechna Kasa Oszczednosci Bank Polski SA	500,227	5,577,453
Powszechny Zaklad Ubezpieczen SA	26,543	3,772,970
PZ Cormay SA (I)	23,416	26,315
Rafako SA (I)(L)	15,011	25,810
Sygnity SA (I)	20,419	99,481
Synthos SA	483,237	597,305
Tauron Polska Energia SA	733,473	1,129,141
Trakcja SA (I)(L)	222,190	71,990
TVN SA	177,353	833,809
Warsaw Stock Exchange (L)	25,983	370,465
Wawel SA	80	23,676
Zespol Elektrowni Patnow Adamow Konin SA	2,811	24,039
Russia 1.4%		35,422,093
Gazprom OAO, ADR	1,677,622	9,804,426
Lukoil OAO, ADR	114,200	5,315,771
Magnitogorsk Iron & Steel Works OJSC, GDR (I)	108,364	347,043
Mail.ru Group, Ltd., GDR (I)	11,226	259,794
Mechel, ADR (I)	106,877	82,060
MegaFon OAO, GDR	8,115	167,403
MMC Norilsk Nickel OJSC, ADR (I)	90,200	1,598,689
Novolipetsk Steel OJSC, GDR	56,267	684,769
Novorossiysk Commercial Sea Port PJSC, GDR	4,024	10,465
Phosagro OAO, GDR	26,586	294,239
PIK Group, GDR	101,350	354,495
Rosneft OAO, GDR	421,261	1,994,962
Rostelecom OJSC, ADR	23,354	298,688

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
Russia (continued)
RusHydro JSC, ADR	397,792	$490,590
Sberbank of Russia, ADR	660,665	4,052,741
Severstal OAO, GDR	116,065	1,063,736
Tatneft OAO, ADR	137,475	4,205,571
TMK OAO, GDR	19,336	97,464
Uralkali OJSC, GDR	121,432	1,617,701
VTB Bank OJSC, GDR (I)(L)	966,334	1,780,820
X5 Retail Group NV, GDR (I)	51,315	900,666
South Africa 8.1%		199,968,966
Adcock Ingram Holdings, Ltd. (L)	172,266	804,623
Adcorp Holdings, Ltd.	85,780	272,611
Advtech, Ltd.	61,218	49,756
Aeci, Ltd.	182,131	2,165,749
African Bank Investments, Ltd.	878,658	24,595
African Oxygen, Ltd.	26,369	40,831
African Rainbow Minerals, Ltd.	79,703	960,976
Allied Electronics Corp., Ltd.	87,102	141,749
Anglo American Platinum, Ltd. (I)	32,665	1,096,424
AngloGold Ashanti, Ltd. (I)	39,933	345,172
AngloGold Ashanti, Ltd., ADR	338,968	2,901,566
ArcelorMittal South Africa, Ltd. (I)(L)	240,520	590,648
Aspen Pharmacare Holdings, Ltd.	89,379	3,226,081
Assore, Ltd.	17,794	289,618
Astral Foods, Ltd.	48,731	756,360
Aveng, Ltd. (I)(L)	614,766	935,242
AVI, Ltd.	343,893	2,384,924
Barclays Africa Group, Ltd.	130,595	2,099,670
Barloworld, Ltd. (L)	348,438	3,275,561
Basil Read Holdings, Ltd.	162,259	65,736
Bell Equipment, Ltd.	47,695	52,736
Bidvest Group, Ltd.	208,478	5,505,081
Blue Label Telecoms, Ltd.	174,483	150,120
Business Connexion Group, Ltd.	125,086	70,077
Capitec Bank Holdings, Ltd. (L)	28,080	800,193
Cashbuild, Ltd.	19,619	269,354
Caxton & CTP Publishers & Printers, Ltd.	249,440	343,543
City Lodge Hotels, Ltd.	28,751	325,093
Clicks Group, Ltd.	257,095	1,850,563
Clover Industries, Ltd.	4,600	8,056
Consolidated Infrastructure Group, Ltd. (I)	12,412	33,327
Coronation Fund Managers, Ltd. (L)	215,758	2,156,253
DataTec, Ltd.	306,784	1,466,809
Discovery, Ltd.	273,961	2,755,911
Distell Group, Ltd.	10,579	124,385
Distribution and Warehousing Network, Ltd.	10,512	6,574
DRDGOLD, Ltd.	375,211	82,489
EOH Holdings, Ltd.	99,559	1,035,565
Eqstra Holdings, Ltd.	292,995	108,470
Exxaro Resources, Ltd. (L)	100,138	1,006,342
Famous Brands, Ltd.	48,067	446,144
FirstRand, Ltd.	1,868,273	8,356,563
Gold Fields, Ltd., ADR (L)	750,118	3,075,484

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Grand Parade Investments, Ltd.	55,326	$34,975
Grindrod, Ltd.	628,659	1,300,029
Group Five, Ltd.	169,328	409,112
Growthpoint Properties, Ltd.	246,361	616,452
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	625,525
Hudaco Industries, Ltd.	19,872	173,258
Hulamin, Ltd. (I)	227,519	138,623
Iliad Africa, Ltd.	234,348	158,038
Illovo Sugar, Ltd. (I)	149,926	366,491
Impala Platinum Holdings, Ltd. (I)	280,211	2,037,899
Imperial Holdings, Ltd.	219,928	3,974,764
Investec, Ltd.	169,681	1,577,970
JD Group, Ltd.	236,599	599,242
JSE, Ltd.	97,796	948,105
KAP Industrial Holdings, Ltd.	90,584	35,340
Kumba Iron Ore, Ltd. (L)	40,159	934,106
Lewis Group, Ltd. (L)	136,085	961,443
Liberty Holdings, Ltd.	129,384	1,531,322
Life Healthcare Group Holdings, Ltd.	766,361	2,888,244
Massmart Holdings, Ltd. (L)	70,410	891,875
Mediclinic International, Ltd.	229,290	1,945,405
Merafe Resources, Ltd.	2,194,710	194,788
Metair Investments, Ltd.	156,701	500,507
MMI Holdings, Ltd.	982,559	2,794,557
Mondi, Ltd.	117,206	1,997,396
Mpact, Ltd.	298,694	977,016
Mr. Price Group, Ltd.	202,744	4,320,115
MTN Group, Ltd.	962,345	18,948,892
Murray & Roberts Holdings, Ltd.	468,406	851,305
Mustek, Ltd.	29,272	20,712
Nampak, Ltd.	556,163	2,252,070
Naspers, Ltd.	55,740	7,213,996
Nedbank Group, Ltd.	140,953	3,094,732
Netcare, Ltd.	819,995	2,693,458
Northam Platinum, Ltd. (I)	234,035	731,136
Nu-World Holdings, Ltd.	9,429	22,056
Oceana Group, Ltd.	16,519	155,427
Omnia Holdings, Ltd.	80,853	1,414,926
Peregrine Holdings, Ltd.	219,538	481,382
Petmin, Ltd.	283,328	39,233
Pick n Pay Stores, Ltd. (L)	207,930	1,031,829
Pinnacle Holdings, Ltd.	135,354	129,121
Pioneer Foods, Ltd.	67,097	846,343
PPC, Ltd.	500,645	1,157,904
PSG Group, Ltd.	143,491	1,556,041
Quantum Foods Holdings (I)	64,921	19,052
Raubex Group, Ltd.	172,178	341,993
RCL Foods, Ltd.	10,269	16,574
Reunert, Ltd. (L)	186,446	1,025,336
Sanlam, Ltd.	1,157,615	7,632,829
Santam, Ltd.	18,401	355,768
Sappi, Ltd. (I)	523,706	1,948,788

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Sappi, Ltd., ADR (I)	384,521	$1,399,656
Sasol, Ltd.	295,861	12,322,925
Sasol, Ltd., ADR	87,511	3,679,838
Shoprite Holdings, Ltd.	223,684	3,424,277
Sibanye Gold, Ltd.	12,292	21,745
Sibanye Gold, Ltd., ADR	187,529	1,288,324
Spur Corp., Ltd.	38,159	106,881
Standard Bank Group, Ltd.	509,239	6,251,818
Stefanutti Stocks Holdings, Ltd. (I)	55,487	29,163
Steinhoff International Holdings, Ltd.	1,189,033	6,245,754
Sun International, Ltd.	98,009	1,085,113
Super Group, Ltd. (I)	525,989	1,565,800
Telkom SA, Ltd. (I)	433,076	2,689,627
The Foschini Group, Ltd. (L)	136,466	1,794,825
The SPAR Group, Ltd. (L)	149,044	2,117,262
Tiger Brands, Ltd. (L)	90,966	3,174,127
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd.	95,372	182,712
Tongaat Hulett, Ltd.	77,546	1,214,143
Trencor, Ltd.	208,864	1,278,411
Truworths International, Ltd.	345,437	2,479,922
Tsogo Sun Holdings, Ltd.	132,382	348,849
Value Group, Ltd.	263,348	100,354
Vodacom Group, Ltd. (L)	165,438	1,982,249
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	637,635
Woolworths Holdings, Ltd.	678,906	4,887,380
Zeder Investments, Ltd.	451,653	289,652
South Korea 14.7%		364,798,897
Able C&C Company, Ltd. (L)	2,430	46,939
Actoz Soft Company, Ltd. (I)(L)	4,148	114,729
Advanced Process Systems Corp. (I)	14,541	81,104
Aekyung Petrochemical Company, Ltd.	1,668	107,432
AfreecaTV Company, Ltd. (L)	7,394	187,707
Agabang&Company (L)	20,301	130,235
Ahnlab, Inc.	617	20,864
AJ Rent A Car Company, Ltd. (I)(L)	9,408	145,458
AK Holdings, Inc. (L)	3,300	225,689
AMOREPACIFIC Corp.	1,013	2,282,224
AMOREPACIFIC Group	1,483	1,554,749
Amotech Company, Ltd. (I)	5,653	57,358
Anapass, Inc.	7,670	80,493
ASIA Holdings Company, Ltd.	2,795	368,905
Asia Paper Manufacturing Company, Ltd.	2,000	46,289
Asiana Airlines, Inc. (I)	84,180	376,760
AtlasBX Company, Ltd.	4,784	162,221
AUK Corp. (I)	34,850	51,001
Autech Corp. (L)	9,157	49,377
Avaco Company, Ltd. (I)(L)	3,479	12,027
Baiksan Company, Ltd. (L)	10,760	41,605
BH Company, Ltd. (I)(L)	10,353	66,449
BHI Company, Ltd. (L)	1,880	20,596
Binggrae Company, Ltd.	3,758	279,581

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Bioland, Ltd.	4,037	$79,511
Boryung Pharmaceutical Company, Ltd.	3,420	118,527
Bosung Power Technology Company, Ltd. (I)	11,061	44,187
BS Financial Group, Inc.	190,776	2,703,226
Bukwang Pharmaceutical Company, Ltd.	14,950	241,334
Byucksan Corp.	17,500	76,986
CammSys Corp. (L)	17,736	27,849
Capro Corp. (I)(L)	19,020	54,103
Celltrion Pharm, Inc. (I)(L)	11,319	93,526
Celltrion, Inc. (I)(L)	16,817	604,367
Chabio Company, Ltd. (I)(L)	15,453	187,732
Chadiostech Company, Ltd. (I)	5,824	14,830
Charm Engineering Company, Ltd. (I)	19,130	23,826
Cheil Worldwide, Inc. (I)	48,550	818,206
Chemtronics Company, Ltd. (L)	7,016	63,875
Chin Hung International, Inc. (I)(L)	22,036	26,867
Chong Kun Dang Pharm Corp.	2,433	153,008
Chong Kun Dang Pharmaceutical Corp.	6,290	391,283
Chosun Refractories Company, Ltd.	1,489	171,345
CJ CGV Company, Ltd. (L)	8,954	419,248
CJ CheilJedang Corp.	6,902	2,192,403
CJ Corp.	12,535	1,828,314
CJ E&M Corp. (I)	15,428	510,095
CJ Korea Express Company, Ltd. (I)	5,061	899,298
CJ O Shopping Company, Ltd.	1,820	419,175
CJ Seafood Corp. (I)	15,980	35,501
Com2uS Corp. (I)(L)	3,223	395,078
Cosmax BTI, Inc.	2,399	105,321
Cosmax, Inc. (I)	4,700	432,674
CosmoAM&T Company, Ltd. (I)	6,266	18,792
Cosmochemical Company, Ltd. (I)(L)	3,900	18,403
Coway Company, Ltd.	26,831	2,090,090
Credu Corp.	751	41,210
Crown Confectionery Company, Ltd.	555	125,197
D.ID Corp. (I)(L)	9,191	19,693
Dae Dong Industrial Company, Ltd.	16,750	151,309
Dae Han Flour Mills Company, Ltd.	1,190	185,688
Dae Hyun Company, Ltd.	7,311	18,052
Dae Won Kang Up Company, Ltd.	30,329	176,658
Dae-Il Corp. (L)	20,210	102,761
Daea TI Company, Ltd. (I)	63,278	82,233
Daechang Company, Ltd. (I)(L)	105,580	86,520
Daeduck Electronics Company	45,240	380,792
Daeduck GDS Company, Ltd.	18,850	193,634
Daegu Department Store	7,610	103,787
Daehan Steel Company, Ltd. (L)	20,010	107,156
Daehwa Pharmaceutical Company, Ltd.	5,629	40,021
Daekyo Company, Ltd.	33,460	217,468
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	42,459
Daelim Industrial Company, Ltd.	28,009	1,700,936
Daesang Corp.	14,640	499,052
Daesang Holdings Company, Ltd.	19,170	287,316

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Daesung Holdings Company, Ltd.	6,326	$63,585
Daesung Industrial Company, Ltd. (I)	1,455	3,755
Daewon Pharmaceutical Company, Ltd.	9,464	127,389
Daewon San Up Company, Ltd.	1,510	13,038
Daewoo Engineering & Construction Company, Ltd. (I)	102,190	579,055
Daewoo International Corp.	24,710	760,993
Daewoo Securities Company, Ltd. (I)	146,352	1,436,676
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	67,754	1,176,381
Daewoong Pharmaceutical Company, Ltd.	2,863	171,833
Daishin Securities Company, Ltd.	45,940	397,522
Daou Data Corp.	5,479	32,316
Daou Technology, Inc.	32,570	345,355
Dasan Networks, Inc. (I)(L)	10,023	61,020
Daum Communications Corp.	6,695	886,106
Dawonsys Company, Ltd.	2,412	28,339
Dayou Automotive Seat Technology Company, Ltd.	31,947	61,549
DCM Corp.	5,310	79,770
Deutsch Motors, Inc. (I)(L)	4,973	20,747
DGB Financial Group, Inc.	164,870	1,732,944
Digital Chosun Company, Ltd.	10,179	41,626
Digital Power Communications Company, Ltd.	14,000	43,695
DIO Corp. (I)	8,354	53,412
Dong Ah Tire & Rubber Company, Ltd.	11,060	189,786
Dong Yang Gang Chul Company, Ltd. (I)	11,100	22,584
Dong-A Pharmaceutical Company, Ltd.	1,196	135,318
Dong-Ah Geological Engineering Company, Ltd.	2,970	20,734
Dong-Il Corp.	2,233	169,573
Dongaone Company, Ltd.	9,970	26,654
Dongbang Transport Logistics Company, Ltd.	9,310	14,787
Dongbu Corp. (I)	16,730	19,363
Dongbu HiTek Company, Ltd. (I)(L)	31,340	159,846
Dongbu Insurance Company, Ltd.	38,408	1,925,876
Dongbu Securities Company, Ltd.	37,619	131,358
Dongbu Steel Company, Ltd. (I)(L)	41,073	57,939
Dongil Industries Company, Ltd.	1,652	93,780
Dongjin Semichem Company, Ltd.	20,619	70,386
Dongkook Industrial Company, Ltd. (I)	5,390	12,621
Dongkook Pharmaceutical Company, Ltd.	1,970	63,566
Dongkuk Steel Mill Company, Ltd. (L)	63,906	360,502
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	57,241
Dongsuh Company, Inc.	2,462	51,527
Dongsung Chemical Company, Ltd. (L)	1,620	23,734
Dongsung Holdings Company, Ltd.	13,020	86,833
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	37,396
Dongwha Pharmaceutical Company, Ltd.	28,590	149,244
Dongwon F&B Company, Ltd.	1,238	330,123
Dongwon Industries Company, Ltd.	1,120	316,146
Dongyang E&P, Inc.	815	7,321
Dongyang Mechatronics Corp.	18,470	126,028
Doosan Corp.	7,036	732,322
Doosan Engine Company, Ltd. (I)	3,338	20,163
Doosan Engineering & Construction Company, Ltd. (I)(L)	3,741	34,298

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Doosan Heavy Industries and Construction Company, Ltd.	42,225	$991,699
Doosan Infracore Company, Ltd. (I)	97,519	917,576
Dragonfly GF Company, Ltd. (I)(L)	4,732	42,429
DRB Holding Company, Ltd.	8,273	91,183
Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	80,863
DuzonBlzon Company, Ltd.	16,734	123,469
e-LITECOM Company, Ltd.	6,244	68,154
E-Mart Company, Ltd.	13,549	2,691,639
e-Starco Company, Ltd. (I)	20,813	40,109
E1 Corp.	2,450	159,059
Eagon Industries Company, Ltd.	3,596	51,796
Easy Bio, Inc.	23,788	112,608
Ecopro Company, Ltd. (I)	6,273	45,993
ELK Corp. (I)(L)	7,328	28,999
ENF Technology Company, Ltd.	2,939	17,308
Eo Technics Company, Ltd. (L)	5,768	558,794
Estechpharma Company, Ltd.	3,845	20,036
Eugene Investment & Securities Company, Ltd. (I)(L)	107,259	195,466
Eugene Technology Company, Ltd. (L)	14,717	211,580
Fila Korea, Ltd.	5,725	540,396
Finetex EnE, Inc. (I)	14,450	25,577
Firstec Company, Ltd. (L)	25,320	44,447
Flexcom, Inc. (I)(L)	6,630	28,801
Fursys, Inc.	2,060	59,855
Gaon Cable Company, Ltd.	2,496	63,230
Genic Company, Ltd. (I)(L)	2,322	46,766
GIIR, Inc.	3,590	25,793
Global & Yuasa Battery Company, Ltd.	6,600	239,098
Global Display Company, Ltd.	10,197	57,053
GNCO Company, Ltd. (I)(L)	22,159	26,916
Golfzon Company, Ltd.	12,557	283,162
Grand Korea Leisure Company, Ltd.	18,611	633,876
Green Cross Corp.	2,817	362,011
Green Cross Holdings Corp.	16,810	318,132
GS Engineering & Construction Corp. (I)(L)	44,045	1,062,695
GS Global Corp.	12,780	104,034
GS Holdings Corp.	52,237	1,955,777
GS Home Shopping, Inc.	992	191,320
GS Retail Company, Ltd.	18,793	427,726
Gwangju Shinsegae Company, Ltd.	916	243,346
Halla Corp. (I)(L)	18,491	98,812
Halla Holdings Corp. (L)	4,618	317,905
Halla Visteon Climate Control Corp. (L)	20,533	781,559
Han Kuk Carbon Company, Ltd.	28,000	150,381
Hana Financial Group, Inc.	121,292	3,686,335
Hana Micron, Inc. (I)(L)	11,049	100,387
Hana Tour Service, Inc.	4,988	339,854
Hancom, Inc.	3,470	60,137
Handok, Inc.	171	2,945
Handsome Company, Ltd.	13,708	381,498
Hanil Cement Company, Ltd.	3,724	446,746
Hanil E-Hwa Company, Ltd. (I)	12,178	182,736

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	78,985	$335,625
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (L)	17,990	143,063
Hanjin Kal Corp. (I)(L)	41,274	1,087,033
Hanjin P&C Company, Ltd. (I)	14,656	21,164
Hanjin Transportation Company, Ltd. (L)	12,430	563,604
Hankook Shell Oil Company, Ltd.	539	221,455
Hankook Tire Company, Ltd.	45,198	2,233,674
Hankuk Glass Industries, Inc. (I)	1,820	44,334
Hankuk Paper Manufacturing Company, Ltd.	5,180	138,893
Hanmi Pharm Company, Ltd. (I)(L)	3,815	322,900
Hanmi Science Company, Ltd. (I)	14,242	199,810
Hanmi Semiconductor Company, Ltd.	4,310	61,902
Hansae Company, Ltd.	11,204	366,204
Hansae Yes24 Holdings Company, Ltd.	10,079	108,427
Hanshin Construction Company, Ltd.	1,870	22,695
Hansol Chemical Company, Ltd. (L)	7,900	267,152
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	68,207
Hansol Logistics Company, Ltd.	62,840	135,799
Hansol Paper Company, Ltd.	41,000	356,635
Hansol Technics Company, Ltd. (I)(L)	10,774	127,020
Hanssem Company, Ltd.	6,025	631,866
Hanwha Chemical Corp.	87,790	997,754
Hanwha Corp.	41,794	1,119,273
Hanwha General Insurance Company, Ltd. (I)	14,970	65,670
Hanwha Investment & Securities Company, Ltd. (I)	68,711	243,401
Hanwha Life Insurance Company, Ltd.	113,900	865,245
Hanwha Timeworld Company, Ltd.	2,310	161,450
Hanyang Eng Company, Ltd.	6,728	40,703
Hanyang Securities Company, Ltd.	12,290	77,097
Harim Holdings Company, Ltd. (I)	14,101	53,231
Heung-A Shipping Company, Ltd. (L)	59,339	117,405
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	11,424
High Tech Pharm Company, Ltd.	3,915	49,814
Hite Jinro Company, Ltd. (L)	23,390	532,244
Hitejinro Holdings Company, Ltd.	12,240	139,991
HMC Investment Securities Company, Ltd.	21,160	211,766
Hotel Shilla Company, Ltd.	17,510	1,411,957
HS R&A Company, Ltd. (L)	5,860	165,319
Huchems Fine Chemical Corp.	14,200	332,988
Humax Company, Ltd.	11,399	123,257
Huons Company, Ltd. (L)	3,214	160,518
Husteel Company, Ltd.	6,520	106,419
Huvis Corp.	7,932	85,817
Huvitz Company, Ltd. (L)	3,134	43,773
Hwa Shin Company, Ltd.	14,742	112,655
Hwacheon Machine Tool Company, Ltd.	730	44,675
Hy-Lok Corp.	6,115	174,492
Hyosung Corp.	26,891	1,677,245
Hyundai BNG Steel Company, Ltd. (I)	8,640	134,171
Hyundai Corp.	9,340	273,554
Hyundai Department Store Company, Ltd.	11,251	1,302,919
Hyundai Development Company	69,255	2,213,103

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hyundai Elevator Company, Ltd. (I)	7,613	$407,570
Hyundai Engineering & Construction Company, Ltd.	37,895	1,527,724
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	94,341
Hyundai Glovis Company, Ltd.	5,019	1,259,070
Hyundai Greenfood Company, Ltd.	28,150	464,907
Hyundai Heavy Industries Company, Ltd.	11,976	1,331,098
Hyundai Home Shopping Network Corp.	3,804	466,684
Hyundai Hy Communications & Networks Company, Ltd.	23,276	96,588
Hyundai Hysco Company, Ltd.	2,634	172,531
Hyundai Livart Company, Ltd.	4,180	123,576
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,172,337
Hyundai Mipo Dockyard Company, Ltd. (L)	5,635	390,732
Hyundai Mobis Company, Ltd.	22,889	5,084,454
Hyundai Motor Company	56,440	9,067,408
Hyundai Securities Company, Ltd. (I)	135,477	879,782
Hyundai Steel Company	27,556	1,589,721
Hyundai Wia Corp.	8,444	1,338,784
Hyunjin Materials Company, Ltd. (I)	1,859	6,479
HyVision System, Inc.	5,340	39,164
ICD Company, Ltd. (I)	5,517	31,611
Il Dong Pharmaceutical Company, Ltd. (L)	15,060	209,629
Iljin Electric Company, Ltd.	23,940	161,173
Iljin Materials Company, Ltd. (I)(L)	3,915	28,261
Ilshin Spinning Company, Ltd. (L)	1,370	216,266
Ilsung Pharmaceutical Company, Ltd.	1,664	145,574
IM Company, Ltd. (I)	6,464	16,863
iMarketKorea, Inc. (L)	8,940	216,865
InBody Company, Ltd.	6,971	191,723
Industrial Bank of Korea	65,670	889,094
Infopia Company, Ltd. (I)(L)	5,359	66,128
Infraware, Inc. (I)(L)	11,671	71,213
InkTec Company, Ltd. (I)(L)	3,756	37,479
Innochips Technology, Inc.	4,000	50,411
InnoWireless, Inc. (I)	2,748	27,727
Innox Corp. (I)	9,292	115,048
Intelligent Digital Integrated Securities Company, Ltd.	971	10,363
Interflex Company, Ltd. (I)	8,102	79,877
Interojo Company, Ltd.	2,789	46,553
Interpark Corp.	23,554	189,119
INTOPS Company, Ltd.	4,143	53,575
Inzi Controls Company, Ltd.	9,850	43,510
IS Dongseo Company, Ltd. (I)	9,585	434,091
ISU Chemical Company, Ltd. (L)	13,580	124,742
IsuPetasys Company, Ltd.	32,560	124,818
Jahwa Electronics Company, Ltd.	10,952	119,049
JB Financial Group Company, Ltd.	120,885	659,842
Jcontentree Corp. (I)	18,149	55,155
Jeil Pharmaceutical Company	10,190	205,348
Jeil Savings Bank (I)	1,850	50
Jinsung T.E.C. (L)	7,934	39,517
Joymax Company, Ltd. (I)(L)	2,441	65,795
Jusung Engineering Company, Ltd. (I)	20,207	60,161

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
JVM Company, Ltd. (I)	2,389	$127,451
JW Holdings Company, Ltd.	17,650	38,335
JW Pharmaceutical Corp.	14,018	199,097
Kangwon Land, Inc.	31,400	924,835
KB Capital Company, Ltd.	12,823	223,492
KB Financial Group, Inc., ADR	168,925	5,900,550
KC Cottrell Company, Ltd.	4,309	27,592
KC Green Holdings Company, Ltd. (L)	2,730	26,166
KC Tech Company, Ltd.	20,266	145,979
KCC Corp.	2,613	1,300,358
KCP Company, Ltd. (L)	10,978	242,694
Keangnam Enterprises, Ltd. (I)(L)	16,288	62,427
KEC Corp. (I)	4,795	10,302
KEPCO Engineering & Construction Company, Inc. (L)	4,570	242,352
KEPCO Plant Service & Engineering Company, Ltd. (L)	9,026	735,879
Keyang Electric Machinery Company, Ltd. (L)	34,010	127,023
KG Chemical Corp.	8,530	134,096
Kginicis Company, Ltd. (L)	12,757	162,013
KGMobilians Company, Ltd. (L)	6,784	72,428
KH Vatec Company, Ltd. (L)	10,606	343,768
Kia Motors Corp.	149,073	7,457,216
KISCO Corp.	6,646	198,231
KISCO Holdings Company, Ltd.	1,771	79,477
Kishin Corp.	12,176	80,237
KISWIRE, Ltd.	5,362	268,213
KIWOOM Securities Company, Ltd.	8,385	377,899
KMH Company, Ltd. (I)	6,513	54,506
KMW Company, Ltd. (I)(L)	7,294	87,419
Koentec Company, Ltd. (L)	42,375	98,270
Koh Young Technology, Inc.	9,453	326,496
Kolao Holdings (L)	5,208	82,283
Kolon Corp.	7,040	140,994
Kolon Global Corp. (I)	6,752	43,237
Kolon Industries, Inc.	14,005	590,960
Kolon Life Science, Inc. (L)	1,865	85,815
KONA I Company, Ltd. (L)	6,890	249,076
Korea Aerospace Industries, Ltd.	17,177	621,934
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	32,730
Korea Circuit Company, Ltd. (L)	13,150	90,910
Korea District Heating Corp.	2,085	106,156
Korea Electric Power Corp.	56,480	2,341,184
Korea Electric Power Corp., ADR (L)	49,816	1,032,686
Korea Electric Terminal Company, Ltd.	5,890	319,740
Korea Electronic Power Industrial Development Company, Ltd.	3,789	22,505
Korea Flange Company, Ltd.	5,690	85,933
Korea Gas Corp. (I)	15,899	823,824
Korea Info & Comm (I)(L)	10,114	75,097
Korea Investment Holdings Company, Ltd.	48,107	2,484,183
Korea Kolmar Company, Ltd. (L)	8,815	370,476
Korea Kolmar Holdings Company, Ltd. (L)	5,094	215,102
Korea United Pharm, Inc.	4,151	52,542
Korea Zinc Company, Ltd.	4,165	1,603,135

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Korean Petrochemical Industrial Company, Ltd.	2,717	$192,389
Korean Reinsurance Company, Ltd.	66,077	682,756
Kortek Corp.	7,186	72,121
KPF	5,296	17,655
KPX Chemical Company, Ltd.	2,439	129,650
KT Corp.	46,816	1,379,877
KT Hitel Company, Ltd. (I)	1,181	9,424
KT Skylife Company, Ltd.	18,094	308,525
KT&G Corp.	42,203	3,697,285
KTB Investment & Securities Company, Ltd. (I)	50,240	92,182
Kukdo Chemical Company, Ltd.	3,388	136,684
Kumho Electric Company, Ltd.	5,450	87,035
Kumho Petrochemical Company, Ltd. (L)	7,468	531,308
Kumho Tire Company, Inc. (I)	73,161	698,567
Kumkang Industrial Company, Ltd.	228	10,716
Kunsul Chemical Industrial Company, Ltd.	3,660	133,779
Kwang Dong Pharmaceutical Company, Ltd.	41,850	395,924
Kwang Myung Electric Engineering Company, Ltd. (I)	35,220	70,840
Kwangju Bank (I)	8,498	75,472
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	41,937
Kyobo Securities Company (I)	22,328	194,368
Kyongnam Bank (I)	12,987	149,104
Kyung Dong Navien Company, Ltd. (L)	4,350	98,781
Kyung-In Synthetic Corp. (L)	20,270	87,032
Kyungbang, Ltd.	1,250	212,359
Kyungchang Industrial Company, Ltd.	9,658	81,510
KyungDong City Gas Company, Ltd.	1,574	151,083
Kyungdong Pharm Company, Ltd.	2,618	58,767
L&F Company, Ltd.	6,143	36,364
LB Semicon, Inc. (I)(L)	25,490	34,002
LEENO Industrial, Inc.	7,356	252,908
LF Corp.	17,440	502,933
LG Chem, Ltd.	17,895	3,329,671
LG Corp.	47,386	2,780,180
LG Display Company, Ltd. (I)	40,342	1,237,937
LG Display Company, Ltd., ADR (I)(L)	370,028	5,668,829
LG Electronics, Inc.	83,840	4,809,012
LG Hausys, Ltd.	4,138	576,383
LG Household & Health Care, Ltd.	4,321	2,431,539
LG Innotek Company, Ltd. (I)	8,868	796,395
LG International Corp.	27,429	705,831
LG Life Sciences, Ltd. (I)(L)	7,060	258,642
LG Uplus Corp.	194,912	1,907,045
LIG ADP Company, Ltd. (I)	5,831	24,258
LIG Insurance Company, Ltd.	40,303	949,558
LMS Company, Ltd. (L)	4,340	78,257
Lock & Lock Company, Ltd. (L)	12,480	122,901
Lotte Chemical Corp.	11,475	1,815,238
Lotte Chilsung Beverage Company, Ltd.	748	1,104,548
Lotte Confectionery Company, Ltd.	904	1,623,105
Lotte Food Company, Ltd.Lotte Food Company, Ltd.Lotte Food Company, Ltd.	503	314,127
LOTTE Himart Company, Ltd. (L)	5,289	340,096

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Lotte Non-Life Insurance Company, Ltd. (I)(L)	16,170	$43,649
Lotte Shopping Company, Ltd.	5,797	1,567,803
LS Corp.	15,170	827,486
LS Industrial Systems Company, Ltd.	9,502	550,924
Lumens Company, Ltd. (I)(L)	40,589	223,954
Macquarie Korea Infrastructure Fund	223,060	1,428,182
Macrogen, Inc. (I)	2,975	104,916
Maeil Dairy Industry Company, Ltd.	3,530	116,742
Mando Corp. (I)(L)	5,039	864,127
MDS Technology Company, Ltd.	884	14,970
Medy-Tox, Inc.	2,648	588,047
MegaStudy Company, Ltd.	3,551	184,765
Melfas, Inc. (I)	16,445	78,259
Meritz Financial Group, Inc.	4,576	38,420
Meritz Fire & Marine Insurance Company, Ltd.	62,172	681,454
Meritz Securities Company, Ltd.	197,383	725,501
Mi Chang Oil Industrial Company, Ltd.	724	45,092
Mirae Asset Securities Company, Ltd.	15,550	696,110
Miwon Specialty Chemical Company, Ltd.	136	36,025
MK Electron Company, Ltd.	17,922	86,398
MNTech Company, Ltd. (I)(L)	14,020	71,340
Modetour Network, Inc.	5,693	121,672
Moorim P&P Company, Ltd.	28,480	119,041
Moorim Paper Company, Ltd.	36,840	74,906
Motonic Corp.	16,365	170,234
Muhak Company, Ltd. (I)	1,645	49,432
Namhae Chemical Corp.	22,270	172,441
Namyang Dairy Products Company, Ltd.	586	345,271
NAVER Corp.	10,653	7,256,493
NCSoft Corp.	8,697	1,251,443
Neowiz Games Corp. (I)	12,997	251,845
NEOWIZ HOLDINGS Corp. (I)	3,728	53,027
NEPES Corp. (I)(L)	16,629	103,037
Nexen Corp.	4,810	377,285
Nexen Tire Corp.	21,640	275,829
Nexon GT Company, Ltd. (I)(L)	10,825	130,280
NH Investment & Securities Company, Ltd. (L)	37,537	273,996
NHN Entertainment Corp. (I)(L)	4,774	316,494
NICE Holdings Company, Ltd.	8,982	133,305
NICE Information Service Company, Ltd.	24,705	110,818
NK Company, Ltd. (I)	21,127	70,631
Nong Shim Holdings Company, Ltd.	2,723	294,614
Nong Woo Bio Company, Ltd.	1,807	39,751
NongShim Company, Ltd.	3,604	863,255
OCI Company, Ltd. (I)(L)	4,063	311,297
OCI Materials Company, Ltd. (L)	5,799	286,827
OPTRON-TEC, Inc. (I)(L)	10,866	37,636
Orion Corp.	1,836	1,617,386
Osstem Implant Compnay, Ltd. (I)	9,092	301,547
Ottogi Corp.	993	472,315
Pan Ocean Company, Ltd. (I)(L)	7,701	20,186
Pan-Pacific Company, Ltd. (L)	12,491	62,746

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
PaperCorea, Inc. (I)(L)	99,660	$68,187
Paradise Company, Ltd.	9,935	249,753
Partron Company, Ltd. (L)	41,071	390,107
Poonglim Industrial Company, Ltd. (I)	276	548
Poongsan Corp.	22,689	543,600
Poongsan Holdings Corp.	4,780	187,336
POSCO	12,983	3,545,444
POSCO Chemtech Company, Ltd.	1,403	183,061
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	35,581
Posco ICT Company, Ltd. (L)	33,737	161,364
Posco M-Tech Company, Ltd. (L)	11,680	31,659
Posco Plantec Company, Ltd. (I)	3,405	10,101
POSCO, ADR	34,039	2,314,652
Power Logics Company, Ltd. (I)	15,589	51,589
PSK, Inc.	2,173	26,531
Pulmuone Company, Ltd.	1,122	123,629
Pyeong Hwa Automotive Company, Ltd.	10,765	177,002
Redrover Company, Ltd. (I)(L)	5,881	31,816
Reyon Pharmaceutical Company, Ltd.	873	18,097
RFsemi Technologies, Inc.	2,994	19,118
Romanson Company, Ltd.	2,746	43,459
S&T Corp.	1,630	23,063
S&T Dynamics Company, Ltd.	29,369	246,154
S&T Holdings Company, Ltd.	10,110	181,547
S&T Motiv Company, Ltd.	8,720	329,969
S-Energy Company, Ltd. (L)	5,134	36,488
S-MAC Company, Ltd. (L)	11,231	40,761
S-Oil Corp. (L)	25,704	974,909
S1 Corp.	9,097	621,861
Saeron Automotive Corp.	5,190	50,122
Sajo Industries Company, Ltd. (I)	1,299	47,680
Sam Young Electronics Company, Ltd.	16,140	170,033
Sam Yung Trading Company, Ltd.	11,085	236,926
Samchully Company, Ltd.	1,909	234,805
Samick Musical Instruments Company, Ltd. (L)	59,990	187,435
Samick THK Company, Ltd.	8,300	67,109
Samjin Pharmaceutical Company, Ltd.	5,770	115,002
Samkwang Glass	2,292	135,725
Samlip General Foods Company, Ltd.	1,348	174,021
Samsung Electro-Mechanics Company, Ltd.	48,449	2,656,258
Samsung Electronics Company, Ltd.	64,153	74,326,156
Samsung Electronics Company, Ltd., GDR	2,125	1,221,213
Samsung Engineering Company, Ltd. (I)	6,378	281,199
Samsung Fine Chemicals Company, Ltd. (L)	15,753	485,704
Samsung Fire & Marine Insurance Company, Ltd.	13,875	3,884,821
Samsung Heavy Industries Company, Ltd.	74,380	1,444,617
Samsung Life Insurance Company, Ltd.	28,363	3,122,318
Samsung SDI Company, Ltd.	25,641	3,090,856
Samsung Securities Company, Ltd.	45,200	2,011,116
Samsung Techwin Company, Ltd. (L)	17,528	444,332
Samyang Foods Company, Ltd.	2,320	46,909
Samyang Genex Company, Ltd.	1,074	96,260

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Samyang Holdings Corp.	4,625	$369,933
Samyang Tongsang Company, Ltd.	690	54,202
Samyoung Chemical Company, Ltd. (I)	21,460	32,121
Sangbo Corp. (I)(L)	6,869	48,491
SAVEZONE I&C Corp.	16,880	98,283
SBS Contents Hub Company, Ltd.	4,179	64,155
SBS Media Holdings Company, Ltd.	47,640	193,322
SBW (I)(L)	30,360	27,289
SeAH Besteel Corp.	13,850	414,607
SeAH Holdings Corp.	1,272	194,027
SeAH Steel Corp.	2,658	207,358
Sebang Company, Ltd.	13,150	231,299
Seegene, Inc. (I)(L)	4,041	172,226
Sejong Industrial Company, Ltd.	8,680	118,250
Seobu T&D (I)(L)	4,423	78,844
Seohee Construction Company, Ltd. (I)(L)	78,403	51,178
Seoul Semiconductor Company, Ltd. (L)	21,210	339,688
SeowonIntech Company, Ltd.	7,357	67,770
Seoyeon Company, Ltd. (L)	5,581	79,802
Sewon Cellontech Company, Ltd. (I)(L)	18,530	50,563
Sewoonmedical Company, Ltd. (L)	13,302	80,070
SFA Engineering Corp. (L)	5,602	251,076
SG Corp. (I)(L)	48,000	27,307
SH Energy Chemical Company, Ltd. (L)	84,833	87,869
Shin Poong Pharmaceutical Company, Ltd.	21,776	86,159
Shinhan Financial Group Company, Ltd., ADR (L)	236,313	10,527,744
Shinhan Financial Group Company, Ltd.	2,435	108,889
Shinil Industrial Company, Ltd. (I)	22,839	31,434
Shinsegae Company, Ltd.	5,182	921,765
Shinsegae Information & Communication Company, Ltd.	668	59,928
Shinsegae International Company, Ltd. (L)	1,183	124,302
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	60,551
Shinsung Tongsang Company, Ltd. (I)	42,761	50,911
Shinwon Corp. (I)(L)	43,430	101,324
Shinyoung Securities Company, Ltd.	6,720	362,385
Signetics Corp. (I)	26,200	32,828
Sigong Tech Company, Ltd. (L)	10,503	34,214
Silicon Works Company, Ltd. (L)	7,788	159,238
Silla Company, Ltd.	8,067	149,971
Simm Tech Company, Ltd. (I)(L)	26,297	244,542
SIMPAC, Inc.	11,000	55,552
Sindoh Company, Ltd.	3,916	261,475
SJM Company, Ltd.	6,871	43,705
SK Broadband Company, Ltd. (I)	117,961	458,085
SK C&C Company, Ltd.	7,126	1,432,001
SK Chemicals Company, Ltd. (L)	12,447	762,957
SK Communications Company, Ltd. (I)(L)	15,923	103,264
SK Gas Company, Ltd.	4,584	448,808
SK Holdings Company, Ltd.	28,764	4,413,567
SK Hynix, Inc. (I)	221,430	9,610,792
SK Innovation Company, Ltd.	24,059	1,855,410
SK Networks Company, Ltd. (I)	155,810	1,322,116

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
SK Securities Company, Ltd. (I)	230,570	$195,267
SK Telecom Company, Ltd.	3,258	829,732
SKC Company, Ltd.	17,430	425,180
SL Corp.	10,350	164,028
SM Entertainment Company (I)(L)	11,118	351,741
Solborn, Inc. (I)	3,659	13,342
Solco Biomedical Company, Ltd. (I)	27,413	19,566
Solid, Inc. (L)	10,752	74,679
Songwon Industrial Company, Ltd.	11,060	77,770
Soulbrain Company, Ltd.	7,666	220,405
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	204,594
STS Semiconductor & Telecommunications (I)(L)	12,218	36,167
STX Engine Company, Ltd. (I)(L)	13,540	42,895
Suheung Capsule Company, Ltd. (L)	6,030	294,464
Sung Kwang Bend Company, Ltd.	14,002	201,884
Sungchang Enterprise Holdings, Ltd. (I)	2,240	39,779
Sungshin Cement Company, Ltd. (I)	8,321	59,863
Sungwoo Hitech Company, Ltd.	28,324	363,522
Sunjin Company, Ltd.	4,995	143,533
Suprema, Inc. (I)(L)	6,488	158,071
Synopex, Inc. (I)(L)	44,976	60,401
Tae Kyung Industrial Company, Ltd.	14,930	83,754
Taekwang Industrial Company, Ltd.	529	567,620
Taewoong Company, Ltd. (I)	6,173	92,170
Taeyoung Engineering & Construction Company, Ltd. (I)	46,820	191,568
Tailim Packaging Industrial Company, Ltd.	24,670	51,273
TechWing, Inc. (L)	2,522	18,845
TES Company, Ltd.	2,934	44,246
The Basic House Company, Ltd.	5,150	67,712
The Willbes & Company (I)	41,740	45,990
TK Chemical Corp. (I)(L)	26,138	43,488
Tongyang Life Insurance	30,990	321,611
Top Engineering Company, Ltd. (I)	300	1,160
Toptec Company, Ltd.	3,318	36,243
Toray Chemical Korea, Inc. (I)	15,596	191,507
Tovis Company, Ltd. (L)	10,878	156,214
TS Corp.	4,922	125,508
Ubiquoss, Inc.	3,984	29,338
Ubivelox, Inc. (I)	1,773	19,336
UI Display Company, Ltd.	5,128	24,047
Uju Electronics Company, Ltd.	5,317	68,341
Unid Company, Ltd.	3,957	203,872
Union Steel	4,420	43,028
Unison Company, Ltd. (I)(L)	13,882	34,162
Value Added Technologies Company, Ltd.	2,832	69,874
Vieworks Company, Ltd. (L)	4,427	131,639
Visang Education, Inc.	3,857	26,787
Wiscom Company, Ltd.	3,680	19,581
WiSoL Company, Ltd. (I)(L)	13,233	77,422
Wonik IPS Company, Ltd. (I)	40,826	516,689
Woojeon & Handan Company, Ltd. (L)	7,950	19,654
Woongjin Energy Company, Ltd. (I)(L)	41,980	55,952

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Woongjin Holdings Company, Ltd. (I)	13,096	$23,973
Woongjin Thinkbig Company, Ltd. (I)	19,514	145,391
Wooree ETI Company, Ltd.	6,680	9,701
Woori Bank Company, Ltd. (I)	111,995	1,081,589
Woori Bank Company, Ltd. (I)(L)	3,163	92,043
Woori Investment & Securities Company, Ltd.	148,549	1,591,687
Woori Investment Bank Company, Ltd. (I)(L)	442,586	174,457
WooSung Feed Company, Ltd.	5,600	14,372
Y G-1 Company, Ltd. (L)	10,640	97,131
YESCO Company, Ltd.	1,480	49,909
YG Entertainment, Inc.	6,361	263,705
Yoosung Enterprise Company, Ltd.	10,176	54,375
Youlchon Chemical Company, Ltd.	12,530	141,357
Young Poong Corp.	471	546,481
Youngone Corp.	15,714	770,918
Youngone Holdings Company, Ltd.	4,709	414,621
Yuanta Securities Korea Company, Ltd. (L)	82,290	303,430
Yuhan Corp.	5,221	819,700
YuHwa Securities Company, Ltd.	3,240	42,050
Yungjin Pharmaceutical Company, Ltd. (I)	19,062	24,140
Spain 0.2%		4,244,972
Banco Santander SA, ADR (L)	415,107	3,694,452
Cemex Latam Holdings SA (I)	72,488	550,520
Taiwan 14.9%		369,731,783
A-DATA Technology Company, Ltd.	171,242	280,506
Ability Enterprise Company, Ltd.	129,000	65,366
AcBel Polytech, Inc.	356,000	383,047
Accton Technology Corp.	662,796	307,560
Ace Pillar Company, Ltd.	44,147	30,914
Acer, Inc. (I)	2,285,000	1,447,065
Aces Electronic Company, Ltd.	42,000	54,424
ACHEM Technology Corp.	244,447	136,140
Acter Company, Ltd.	30,000	79,064
Action Electronics Company, Ltd. (I)	439,640	75,906
Actron Technology Corp.	53,300	187,622
Adlink Technology, Inc.	79,001	180,547
Advanced Ceramic X Corp.	37,000	153,507
Advanced Connectek, Inc. (I)	65,000	25,124
Advanced International Multitech Company, Ltd.	108,000	70,177
Advanced Semiconductor Engineering, Inc.	2,370,532	2,875,212
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,520,299
Advanced Wireless Semiconductor Company (I)	61,000	62,472
Advancetek Enterprise Company, Ltd.	111,440	83,147
Advantech Company, Ltd.	116,869	799,624
AGV Products Corp. (I)	545,829	145,834
Aimcore Technology Company, Ltd.	30,969	28,912
Airtac International Group	59,000	532,162
Alcor Micro Corp.	85,000	70,043
ALI Corp.	234,000	172,895
Allis Electric Company, Ltd.	154,000	40,989
Alpha Networks, Inc.	440,000	209,983

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Altek Corp. (I)	252,491	$320,553
AMPOC Far-East Company, Ltd.	132,000	119,203
AmTRAN Technology Company, Ltd.	1,105,775	595,947
Anpec Electronics Corp. (I)	109,380	104,132
Apacer Technology, Inc.	90,188	89,946
APCB, Inc.	143,000	100,250
Apex Biotechnology Corp.	84,060	127,934
Apex International Company, Ltd.	66,284	85,933
Apex Medical Corp.	49,000	83,698
Apex Science & Engineering	238,235	79,525
Arcadyan Technology Corp.	77,000	97,562
Ardentec Corp.	175,450	138,941
Arima Communication Corp. (I)	273,676	104,960
Asia Cement Corp.	1,477,608	1,893,290
Asia Optical Company, Inc. (I)	274,710	365,992
Asia Plastic Recycling Holding, Ltd.	48,580	55,439
Asia Polymer Corp.	463,600	298,087
Asia Vital Components Company, Ltd.	178,667	123,196
ASROCK, Inc.	34,000	81,558
Asustek Computer, Inc.	412,528	4,493,507
Aten International Company, Ltd.	80,000	211,709
AU Optronics Corp. (I)	867,000	408,218
AU Optronics Corp., ADR (L)	812,167	3,849,672
Audix Corp. (I)	138,560	172,458
Aurora Corp.	72,000	120,780
AV Tech Corp.	28,000	43,614
Avermedia Technologies, Inc. (I)	89,000	29,999
Avision, Inc. (I)	277,916	73,919
AVY Precision Technology, Inc.	7,000	18,941
Awea Mechantronic Company, Ltd.	6,300	7,931
Bank of Kaohsiung	657,615	192,748
Basso Industry Corp.	103,000	132,863
BenQ Materials Corp.	104,000	101,390
BES Engineering Corp.	2,014,200	508,249
Bin Chuan Enterprise Company, Ltd.	70,273	46,608
Bionet Corp.	24,000	29,781
Biostar Microtech International Corp.	227,000	79,013
Boardtek Electronics Corp.	131,000	153,702
Bright Led Electronics Corp.	100,000	44,579
C Sun Manufacturing, Ltd.	175,729	121,285
Cameo Communications, Inc.	350,955	70,116
Capital Securities Corp.	2,487,371	802,258
Career Technology MFG. Company, Ltd.	235,000	261,587
Carnival Industrial Corp.	512,000	125,693
Catcher Technology Company, Ltd.	422,000	3,564,907
Cathay Chemical Works	106,000	52,142
Cathay Financial Holdings Company, Ltd.	2,912,619	4,687,741
Cathay Real Estate Development Company, Ltd.	954,000	499,267
Central Reinsurance Company, Ltd.	198,825	101,979
ChainQui Construction Development Company, Ltd.	141,000	102,608
Chaintech Technology Corp.	36,157	31,391
Champion Building Materials Company, Ltd.	512,852	146,018

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Chang Hwa Commercial Bank	4,176,606	$2,474,073
Chang Wah Electromaterials, Inc.	39,010	79,288
Channel Well Technology Company, Ltd.	80,000	43,645
Charoen Pokphand Enterprise	276,150	221,708
Chaun-Choung Technology Corp.	73,000	196,731
CHC Resources Corp.	48,000	104,468
Chen Full International Company, Ltd.	49,000	52,114
Chenbro Micom Company, Ltd.	62,000	104,975
Cheng Loong Corp.	1,278,480	530,701
Cheng Shin Rubber Industry Company, Ltd.	1,246,031	2,884,895
Cheng Uei Precision Industry Company, Ltd.	507,335	845,731
Chenming Mold Industrial Corp. (I)	80,000	56,334
Chia Hsin Cement Corp.	700,089	316,570
Chicony Electronics Company, Ltd.	419,935	1,141,360
Chien Kuo Construction Company, Ltd.	425,872	156,309
Chien Shing Stainless Steel Company (I)	180,000	29,747
Chilisin Electronics Corp. (I)	57,960	56,796
Chime Ball Technology Company, Ltd.	22,000	57,314
Chimei Materials Technology Corp.	155,050	155,315
Chin-Poon Industrial Company, Ltd.	403,642	628,244
China Airlines, Ltd. (I)	2,184,820	921,778
China Chemical & Pharmaceutical Company, Ltd.	215,000	136,081
China Development Financial Holdings Corp.	9,110,531	2,913,862
China Ecotek Corp.	33,000	70,677
China Electric Manufacturing Corp.	229,000	79,897
China General Plastics Corp.	369,304	124,009
China Life Insurance Company, Ltd.	1,702,025	1,421,237
China Manmade Fibers Corp. (I)	1,304,000	405,408
China Metal Products Company, Ltd.	312,966	237,573
China Motor Corp.	632,905	561,173
China Petrochemical Development Corp.	2,554,045	732,825
China Steel Chemical Corp.	107,000	531,968
China Steel Corp.	4,296,038	3,621,054
China Steel Structure Company, Ltd.	187,000	154,530
China Synthetic Rubber Corp.	563,937	561,152
China Wire & Cable Company, Ltd. (I)	218,000	83,444
Chipbond Technology Corp.	334,000	620,305
Chong Hong Construction Company	108,595	233,740
Chroma ATE, Inc.	211,440	570,811
Chun Yu Works & Company, Ltd.	321,000	135,926
Chun Yuan Steel	647,381	237,416
Chung Hsin Electric & Machinery Manufacturing Corp. (I)	535,000	338,832
Chung Hung Steel Corp. (I)	1,284,226	294,852
Chung Hwa Pulp Corp. (I)	580,290	158,848
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	53,730
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	221,878
Chunghwa Telecom Company, Ltd.	647,000	1,947,575
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,031,256
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	33,644
Cleanaway Company, Ltd.	53,000	219,018
Clevo Company	310,120	509,066
CMC Magnetics Corp. (I)	3,492,000	467,161

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
CoAsia Microelectronics Corp.	67,200	$24,068
Collins Company, Ltd.	223,797	100,107
Compal Electronics, Inc.	3,929,895	2,509,789
Compeq Manufacturing Company	1,220,000	701,307
Continental Holdings Corp.	565,950	207,391
Coretronic Corp. (I)	166,500	233,981
Cosmo Electronics Corp. (I)	36,000	38,732
Coxon Precise Industrial Company, Ltd.	152,231	263,343
CSBC Corp. Taiwan	93,312	47,959
CTBC Financial Holding Company, Ltd.	5,066,982	3,440,722
CTCI Corp.	345,000	559,793
Cub Elecparts, Inc.	18,357	179,981
CviLux Corp.	47,000	76,712
Cyberlink Corp.	69,326	193,836
CyberPower Systems, Inc.	36,000	72,117
CyberTAN Technology, Inc.	277,000	210,972
D-Link Corp.	966,579	512,691
DA CIN Construction Company, Ltd.	147,000	96,901
Da-Li Construction Company, Ltd. (I)	59,510	70,210
Dafeng TV, Ltd.	32,670	52,784
Danen Technology Corp. (I)	230,000	70,141
Darfon Electronics Corp.	351,950	176,003
De Licacy Industrial Company	150,000	63,277
Delpha Construction Company, Ltd.	293,383	156,382
Delta Electronics, Inc.	491,000	2,963,520
Depo Auto Parts Industrial Company, Ltd.	84,000	310,605
DFI, Inc.	62,000	69,303
Dimerco Express Corp.	46,000	32,777
DYNACOLOR, Inc.	43,000	97,342
Dynamic Electronics Company, Ltd. (I)	378,927	169,813
Dynapack International Technology Corp.	84,000	198,102
E Ink Holdings, Inc. (I)	725,000	310,592
E-Lead Electronic Company, Ltd.	59,000	111,489
E-LIFE MALL Corp.	66,000	123,181
E-Ton Solar Tech Company, Ltd. (I)	212,541	90,741
E.Sun Financial Holding Company, Ltd.	3,460,553	2,190,133
Eastern Media International Corp.	458,164	135,120
Eclat Textile Company, Ltd.	99,982	995,802
Edimax Technology Company, Ltd.	101,359	37,126
Edison Opto Corp. (I)	43,000	33,236
Edom Technology Company, Ltd.	225,500	198,893
EGALAX_EMPIA Technology, Inc.	58,067	105,698
Elan Microelectronics Corp.	239,000	338,310
Elite Advanced Laser Corp.	73,000	218,710
Elite Material Company	284,000	347,580
Elite Semiconductor Memory Technology, Inc.	209,000	328,126
Elitegroup Computer Systems Company, Ltd. (I)	457,284	382,221
eMemory Technology, Inc.	54,000	612,138
ENG Electric Company, Ltd.	132,223	80,480
EnTie Commercial Bank	379,000	162,141
Episil Holdings Corp. (I)	109,000	44,731
Epistar Corp.	468,628	879,252

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Eternal Materials Company, Ltd.	395,823	$381,187
Etron Technology, Inc. (I)	181,000	86,690
Eva Airways Corp. (I)	1,151,160	743,585
Everest Textile Company, Ltd. (I)	272,000	131,055
Evergreen International Storage & Transport Corp.	609,320	362,827
Evergreen Marine Corp Taiwan, Ltd. (I)	1,770,886	1,048,618
Everlight Chemical Industrial Corp.	188,346	142,796
Everlight Electronics Company, Ltd.	360,000	755,356
Excelsior Medical Company, Ltd.	83,600	131,932
Far Eastern Department Stores Company, Ltd.	764,558	659,869
Far Eastern International Bank	1,902,738	632,775
Far Eastern New Century Corp.	1,965,646	1,962,501
Far EasTone Telecommunications Company, Ltd. (I)	985,000	2,131,139
Faraday Technology Corp.	278,586	274,395
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	11,675
Farglory Land Development Company, Ltd.	284,526	320,895
Federal Corp.	607,164	361,365
Feedback Technology Corp.	19,000	30,861
Feng Hsin Iron & Steel Company	231,000	286,413
Feng TAY Enterprise Company, Ltd.	153,876	443,804
Firich Enterprises Company, Ltd.	14,225	53,340
First Copper Technology Company, Ltd.	344,000	112,196
First Financial Holding Company, Ltd.	4,207,754	2,550,663
First Hotel	109,919	70,694
First Insurance Company, Ltd.	313,165	154,858
First Steamship Company, Ltd.	273,986	146,723
FLEXium Interconnect, Inc.	185,206	384,025
Flytech Technology Company, Ltd.	88,969	325,787
Forhouse Corp.	575,894	240,387
Formosa Advanced Technologies Company, Ltd.	108,000	69,422
Formosa Chemicals & Fibre Corp.	1,355,440	3,064,953
Formosa Epitaxy, Inc. (I)	170,000	87,068
Formosa International Hotels Corp.	35,213	364,248
Formosa Laboratories, Inc. (I)	8,000	15,896
Formosa Oilseed Processing	199,689	153,327
Formosa Optical Technology Company, Ltd.	28,000	74,922
Formosa Petrochemical Corp.	368,000	831,540
Formosa Plastics Corp.	1,010,880	2,316,502
Formosa Taffeta Company, Ltd.	863,000	843,890
Formosan Rubber Group, Inc.	493,000	516,556
Formosan Union Chemical	434,295	162,231
Founding Construction & Development Company, Ltd.	227,636	149,628
Foxconn Technology Company, Ltd.	520,936	1,454,419
Foxlink Image Technology Company, Ltd.	123,000	75,140
Froch Enterprise Company, Ltd. (I)	292,000	121,262
FSP Technology, Inc.	249,224	200,192
Fubon Financial Holding Company, Ltd.	2,418,422	3,953,014
Fullerton Technology Company, Ltd.	156,819	128,088
Fulltech Fiber Glass Corp.	215,027	75,993
Fwusow Industry Company, Ltd.	311,467	152,058
G Shank Enterprise Company, Ltd. (I)	166,562	154,211
G Tech Optoelectronics Corp.	174,000	133,943

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Gallant Precision Machining Company, Ltd.	44,000	$15,949
Gamania Digital Entertainment Company, Ltd. (I)	122,000	114,267
GEM Terminal Industrial Company, Ltd.	47,500	17,639
Gemtek Technology Corp.	209,496	144,322
Genesis Photonics, Inc. (I)	255,740	120,534
Genius Electronic Optical Company, Ltd.	36,589	136,295
GeoVision, Inc.	49,255	162,884
Getac Technology Corp.	446,000	228,528
Giant Manufacturing Company, Ltd.	146,000	1,282,342
Giantplus Technology Company, Ltd. (I)	62,000	23,354
Giga Solar Materials Corp.	19,040	294,260
Giga Solution Tech Company, Ltd.	68,237	44,640
Gigabyte Technology Company, Ltd.	259,719	296,609
Gigastorage Corp. (I)	253,100	185,703
Ginko International Company, Ltd.	20,000	221,319
Gintech Energy Corp. (I)	310,000	197,016
Global Brands Manufacture, Ltd. (I)	317,611	100,534
Global Lighting Technologies, Inc.	53,000	70,241
Global Mixed Mode Technology, Inc.	67,000	186,878
Global Unichip Corp.	57,000	164,234
Globe Union Industrial Corp.	221,450	107,817
Gloria Material Technology Corp.	147,750	98,464
Glory Science Company, Ltd.	28,859	42,996
Gold Circuit Electronics, Ltd. (I)	616,071	313,718
Goldsun Development & Construction Company, Ltd.	1,820,005	629,059
Gourmet Master Company, Ltd.	35,000	183,288
Grand Pacific Petrochemical Corp.	1,174,000	553,278
Grape King Bio, Ltd.	94,000	389,764
Great China Metal Industry	218,000	215,379
Great Taipei Gas Company, Ltd.	229,000	167,973
Great Wall Enterprise Company, Ltd.	679,642	588,858
Green Energy Technology, Inc. (I)	247,000	139,297
GTM Corp. (I)	222,000	150,258
Hannstar Board Corp.	264,467	107,303
HannStar Display Corp.	3,848,980	896,118
HannsTouch Solution, Inc. (I)	749,000	140,408
Harvatek Corp.	92,920	54,045
Hey Song Corp.	410,250	496,194
Hi-Clearance, Inc.	19,000	56,455
Highwealth Construction Corp.	307,200	582,565
Hiroca Holdings, Ltd.	31,000	94,867
Hitron Technology, Inc.	195,000	95,776
Hiwin Technologies Corp.	107,378	898,799
Ho Tung Chemical Corp. (I)	1,149,890	364,406
Hocheng Corp.	313,000	101,985
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	43,274
Holiday Entertainment Company, Ltd.	50,000	59,597
Holtek Semiconductor, Inc.	151,000	274,136
Holy Stone Enterprise Company, Ltd.	232,734	302,239
Hon Hai Precision Industry Company, Ltd.	8,021,499	25,141,078
Hong TAI Electric Industrial	309,000	99,509
Horizon Securities Company, Ltd.	47,000	12,222

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Hota Industrial Manufacturing Company, Ltd. (I)	152,572	$277,644
Hotai Motor Company, Ltd.	103,000	1,613,780
Hsin Kuang Steel Company, Ltd.	326,153	181,128
Hsin Yung Chien Company, Ltd.	24,200	83,285
Hsing TA Cement Company, Ltd.	200,000	86,498
HTC Corp. (I)	284,700	1,257,494
Hu Lane Associate, Inc.	65,066	240,140
Hua Eng Wire & Cable Company, Ltd.	666,000	213,282
Hua Nan Financial Holdings Company, Ltd.	4,537,017	2,614,567
Hua Yu Lien Development Company, Ltd. (I)	2,372	3,654
Huaku Development Company, Ltd.	168,353	293,787
Huang Hsiang Construction Company	85,000	112,116
Hung Ching Development & Construction Company, Ltd.	203,000	119,272
Hung Poo Real Estate Development Corp.	118,000	94,848
Hung Sheng Construction Company, Ltd. (I)	559,808	338,842
Huxen Corp.	42,000	59,503
Hwa Fong Rubber Company, Ltd.	353,259	242,063
I-Chiun Precision Industry Company, Ltd.	113,000	64,689
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	127,377
Ibase Technology, Inc.	87,777	142,894
Ichia Technologies, Inc.	334,300	349,631
IEI Integration Corp.	130,427	195,140
ILI Technology Corp.	50,397	116,449
Infortrend Technology, Inc.	245,000	133,969
Innolux Corp.	8,266,219	3,945,467
Inotera Memories, Inc. (I)	1,681,165	2,529,776
Inpaq Technology Company, Ltd.	10,000	13,231
Insyde Software Corp.	21,000	33,407
Inventec Corp.	1,842,705	1,225,709
ITE Technology, Inc.	110,881	122,518
ITEQ Corp.	172,700	131,245
J Touch Corp. (I)	101,000	51,691
Janfusun Fancyworld Corp. (I)	48,983	7,319
Jenn Feng New Energy Company, Ltd. (I)	64,932	18,907
Jentech Precision Industrial Company, Ltd.	67,808	150,487
Jess-Link Products Company, Ltd.	135,000	123,032
Johnson Health Tech Company, Ltd.	63,100	137,677
Kang Na Hsiung Enterprise Company, Ltd.	168,000	71,185
Kaori Heat Treatment Company, Ltd.	49,401	88,535
Kaulin Manufacturing Company, Ltd.	124,490	91,004
KD Holding Corp.	4,000	21,185
KEE TAI Properties Company, Ltd.	464,973	278,022
Kenda Rubber Industrial Company, Ltd.	441,762	895,637
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	4,953
Kerry TJ Logistics Company, Ltd.	236,000	286,898
King Slide Works Company, Ltd.	42,000	540,321
King Yuan Electronics Company, Ltd.	1,612,762	1,301,706
King's Town Bank	1,035,000	1,096,440
King's Town Construction Company, Ltd. (I)	140,700	123,336
Kingdom Construction Company, Ltd.	393,000	352,219
Kinik Company	88,000	176,423
Kinko Optical Company, Ltd.	158,648	110,998

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Kinpo Electronics, Inc.	1,558,724	$697,701
Kinsus Interconnect Technology Corp.	235,000	861,468
KMC Kuei Meng International, Inc.	20,500	85,101
KS Terminals, Inc.	69,000	79,730
Kung Long Batteries Industrial Company, Ltd.	58,000	187,222
Kuo Toong International Company, Ltd.	103,000	145,949
Kuoyang Construction Company, Ltd.	200,543	90,671
Kwong Fong Industries	315,280	167,379
KYE System Corp.	234,911	79,938
L&K Engineering Company, Ltd.	205,952	161,978
LAN FA Textile	267,183	80,148
Largan Precision Company, Ltd.	39,000	3,006,037
Laser Tek Taiwan Company, Ltd.	9,964	7,662
LCY Chemical Corp.	356,806	175,711
Leader Electronics, Inc.	181,867	68,330
Leadtrend Technology Corp.	23,599	30,659
Lealea Enterprise Company, Ltd.	902,863	243,514
Ledtech Electronics Corp.	6,236	2,982
LEE CHI Enterprises Company, Ltd.	287,000	122,986
Lelon Electronics Corp.	170,100	206,933
Leofoo Development Company, Ltd. (I)	411,012	141,880
LES Enphants Company, Ltd.	164,486	87,980
Lextar Electronics Corp.	212,500	192,730
Li Peng Enterprise Company, Ltd. (I)	774,962	255,932
Lian HWA Food Corp.	135,128	136,147
Lien Hwa Industrial Corp.	715,784	459,681
Lingsen Precision Industries, Ltd.	438,101	192,974
Lite-On Semiconductor Corp. (I)	232,718	146,406
Lite-On Technology Corp.	1,585,521	1,918,300
Long Bon International Company, Ltd.	407,000	255,225
Long Chen Paper Company, Ltd.	691,968	330,437
Longwell Company	79,000	75,797
Lotes Company, Ltd.	47,000	236,158
Lucky Cement Corp.	272,000	89,556
Lumax International Corp., Ltd.	76,395	154,431
Lung Yen Life Service Corp.	57,000	179,125
Macroblock, Inc.	19,000	36,116
Macronix International (I)	4,400,718	916,164
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	48,976
Mag Layers Scientific-Technics Company, Ltd.	13,317	14,053
Makalot Industrial Company, Ltd.	140,919	712,995
Marketech International Corp.	207,000	148,665
Masterlink Securities Corp.	1,351,809	414,152
Mayer Steel Pipe Corp.	226,407	106,722
Maywufa Company, Ltd.	18,000	8,076
MediaTek, Inc.	295,000	4,425,521
Mega Financial Holding Company, Ltd.	2,775,052	2,254,553
Meiloon Industrial Company, Ltd.	151,412	57,195
Mercuries & Associates, Ltd.	396,068	237,916
Mercuries Life Insurance Company, Ltd. (I)	90,300	48,935
Merida Industry Company, Ltd.	135,162	926,227
Merry Electronics Company, Ltd.	132,585	449,425

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Micro-Star International Company, Ltd.	912,488	$990,145
Microlife Corp.	30,000	61,977
MIN AIK Technology Company, Ltd.	88,000	430,419
Mirle Automation Corp.	79,290	67,244
Mitac Holdings Corp.	726,733	527,329
Mobiletron Electronics Company, Ltd.	67,000	133,765
Mosel Vitelic, Inc. (I)	583,484	113,938
Motech Industries, Inc.	273,000	291,001
MPI Corp.	44,000	172,486
Nak Sealing Technologies Corp.	47,000	160,673
Namchow Chemical Industrial Company, Ltd.	149,000	263,248
Nan Kang Rubber Tire Company, Ltd.	408,711	430,642
Nan Ya Plastics Corp.	1,418,860	2,969,368
Nan Ya Printed Circuit Board Corp. (I)	211,930	276,462
Nantex Industry Company, Ltd.	355,526	174,261
National Petroleum Company, Ltd.	153,000	177,631
Neo Solar Power Corp.	524,811	450,161
Netronix, Inc.	56,000	75,396
New Asia Construction & Development Corp.	285,136	76,130
New Era Electronics Company, Ltd.	44,000	45,922
Newmax Technology Company, Ltd.	69,448	77,214
Nichidenbo Corp.	104,742	80,098
Nien Hsing Textile Company, Ltd.	357,572	297,239
Novatek Microelectronics Corp.	346,000	1,952,446
Nuvoton Technology Corp.	30,000	25,474
Ocean Plastics Company, Ltd. (I)	29,000	33,080
Optimax Technology Corp. (I)	170,816	32,024
OptoTech Corp.	333,000	134,276
Orient Semiconductor Electronics, Ltd. (I)	720,000	290,026
Oriental Union Chemical Corp.	399,300	310,746
Orise Technology Company, Ltd.	52,000	51,099
P-Two Industries, Inc.	17,000	6,753
Pacific Construction Company, Ltd.	149,002	58,682
Pacific Hospital Supply Company, Ltd.	34,000	70,515
Pan Jit International, Inc. (I)	228,000	89,367
Pan-International Industrial Corp.	333,443	192,548
Parade Technologies, Ltd.	30,000	293,690
Paragon Technologies Company, Ltd.	101,808	163,100
PChome Online, Inc.	68,856	798,063
Pegatron Corp.	1,384,321	3,209,489
Phihong Technology Company, Ltd.	266,416	137,444
Phison Electronics Corp.	122,000	815,675
Phoenix Tours International, Inc.	43,000	57,912
Pixart Imaging, Inc.	119,830	252,765
Plotech Company, Ltd.	100,000	37,050
Polytronics Technology Corp.	36,000	75,675
Portwell, Inc.	83,000	116,919
Posiflex Technologies, Inc.	33,522	159,966
Pou Chen Corp.	2,164,448	2,615,261
Power Mate Technology Company, Ltd.	8,000	15,818
Power Quotient International Company, Ltd. (I)	130,000	67,035
Powercom Company, Ltd. (I)	90,760	12,883

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Powertech Industrial Company, Ltd.	67,000	$46,958
Powertech Technology, Inc. (I)	630,000	1,052,426
Poya Company, Ltd.	44,693	336,751
President Chain Store Corp.	220,000	1,712,552
President Securities Corp.	1,117,259	549,630
Prime Electronics Satellitics, Inc.	82,759	34,578
Prince Housing & Development Corp.	910,943	351,283
Princeton Technology Corp. (I)	48,000	17,178
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	251,821
Promise Technology, Inc.	139,000	151,175
Qisda Corp. (I)	1,307,440	588,141
Qualipoly Chemical Corp.	50,000	36,248
Quanta Computer, Inc.	966,000	2,401,848
Quanta Storage, Inc.	77,000	83,924
Quintain Steel Company, Ltd. (I)	475,194	92,027
Radiant Opto-Electronics Corp.	344,343	1,127,132
Radium Life Tech Company, Ltd. (I)	502,161	310,810
Ralec Electronic Corp.	63,259	108,169
Realtek Semiconductor Corp.	329,706	1,096,891
Rechi Precision Company, Ltd.	282,038	277,853
Rexon Industrial Corp., Ltd.	83,286	27,682
Richtek Technology Corp.	129,000	638,733
Ritek Corp. (I)	3,512,428	357,919
Ruentex Development Company, Ltd.	375,586	585,191
Ruentex Industries, Ltd.	264,801	533,999
Run Long Construction Company, Ltd.	42,000	37,877
Sampo Corp.	641,997	264,431
San Fang Chemical Industry Company, Ltd.	73,732	69,535
San Shing Fastech Corp.	63,163	148,313
Sanyang Industrial Company, Ltd.	713,389	662,357
Sanyo Electric Company, Ltd.	79,900	78,874
SCI Pharmtech, Inc.	42,044	81,016
Scientech Corp.	19,000	36,969
ScinoPharm Taiwan, Ltd.	107,078	198,705
SDI Corp.	103,000	135,165
Sea Sonic Electronics Company, Ltd.	8,000	12,393
Senao International Company, Ltd.	62,000	105,212
Sercomm Corp.	183,000	379,310
Sesoda Corp.	113,557	133,290
Shan-Loong Transportation Company, Ltd.	4,000	3,082
Sheng Yu Steel Company, Ltd.	188,000	119,907
ShenMao Technology, Inc.	57,000	58,046
Shih Her Technologies, Inc.	21,000	39,661
Shih Wei Navigation Company, Ltd.	117,363	66,297
Shihlin Electric & Engineering Corp.	509,213	656,020
Shihlin Paper Corp. (I)	72,000	85,992
Shin Hai Gas Corp.	2,315	3,201
Shin Kong Financial Holding Company, Ltd.	7,661,409	2,277,563
Shin Shin Natural Gas Company	1,000	1,067
Shin Zu Shing Company, Ltd.	159,933	344,476
Shining Building Business Company, Ltd. (I)	249,334	156,401

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Shinkong Insurance Company, Ltd.	310,000	$241,887
Shinkong Synthetic Fibers Corp.	1,914,287	658,402
Shinkong Textile Company, Ltd.	154,000	190,142
Shiny Chemical Industrial Company, Ltd.	35,954	50,942
Shuttle, Inc.	229,985	58,815
Sigurd Microelectronics Corp.	427,887	397,909
Silicon Integrated Systems Corp. (I)	794,000	208,213
Silicon Power Computer & Communications, Inc.	35,000	32,965
Siliconware Precision Industries Company	942,000	1,389,183
Siliconware Precision Industries Company, ADR (L)	200,628	1,486,653
Silitech Technology Corp.	92,697	44,084
Simplo Technology Company, Ltd.	239,200	1,225,472
Sinbon Electronics Company, Ltd.	203,000	271,947
Sincere Navigation Corp.	306,000	250,473
Singatron Enterprise Company, Ltd. (I)	99,000	37,274
Sinkang Industries, Ltd.	69,000	24,046
Sinmag Equipment Corp.	25,889	160,631
Sino-American Silicon Products, Inc. (I)	270,000	418,271
Sinon Corp.	449,150	228,415
SinoPac Financial Holdings Company, Ltd.	6,501,193	2,729,269
Sinphar Pharmaceutical Company, Ltd.	120,940	159,405
Sinyi Realty, Inc.	208,369	242,573
Sirtec International Company, Ltd.	104,000	214,586
Sitronix Technology Corp.	87,000	206,108
Siward Crystal Technology Company, Ltd.	181,301	118,965
Soft-World International Corp.	104,000	293,746
Solar Applied Materials Technology Company	211,899	157,719
Solartech Energy Corp. (I)	159,000	89,944
Solomon Technology Corp. (I)	183,303	108,289
Solytech Enterprise Corp. (I)	136,758	34,495
Sonix Technology Company, Ltd.	130,000	183,881
Southeast Cement Company, Ltd.	356,000	183,499
Spirox Corp. (I)	166,369	115,498
Sporton International, Inc.	52,725	261,386
St. Shine Optical Company, Ltd.	38,000	583,645
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	43,539
Standard Foods Corp.	147,662	342,299
Stark Technology, Inc.	164,000	149,138
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	86,292
Sunplus Technology Company, Ltd. (I)	651,000	246,119
Sunrex Technology Corp.	102,000	55,081
Sunspring Metal Corp.	97,000	157,621
Super Dragon Technology Company, Ltd.	15,766	8,793
Supreme Electronics Company, Ltd.	216,234	113,915
Swancor Ind. Company, Ltd.	30,402	131,454
Sweeten Construction Company, Ltd.	119,017	64,919
Syncmold Enterprise Corp.	97,000	180,820
Synnex Technology International Corp.	418,132	607,401
Sysage Technology Company, Ltd.	68,145	74,645
T-Mac Techvest PCB Company, Ltd.	20,000	10,623
TA Chen Stainless Pipe (I)	835,521	532,790
Ta Chong Bank, Ltd. (I)	2,329,151	778,679

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Ta Chong Securities Company, Ltd.	16,000	$4,956
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	128,436
TA-I Technology Company, Ltd.	116,809	64,801
Tah Hsin Industrial Company, Ltd. (I)	112,500	104,637
TAI Roun Products Company, Ltd.	111,000	35,846
Tai Tung Communication Company, Ltd.	42,000	54,694
Taichung Commercial Bank	2,180,728	718,421
TaiDoc Technology Corp.	36,000	107,028
Taiflex Scientific Company, Ltd.	161,000	222,338
Taimide Tech, Inc.	72,000	102,174
Tainan Enterprises Company, Ltd.	201,467	162,523
Tainan Spinning Company, Ltd.	1,405,671	781,883
Taishin Financial Holdings Company, Ltd.	6,969,091	3,227,584
Taisun Enterprise Company, Ltd. (I)	422,026	167,618
Taita Chemical Company, Ltd. (I)	184,188	49,265
Taiwan Acceptance Corp.	112,000	273,077
Taiwan Business Bank (I)	3,796,697	1,107,531
Taiwan Cement Corp.	2,166,726	3,178,993
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	67,254
Taiwan Cogeneration Corp.	556,137	457,035
Taiwan Cooperative Financial Holding Company, Ltd.	4,294,917	2,260,739
Taiwan FamilyMart Company, Ltd.	18,000	114,613
Taiwan Fertilizer Company, Ltd.	554,000	909,965
Taiwan Fire & Marine Insurance Company	155,000	109,597
Taiwan FU Hsing Industrial Company, Ltd.	215,000	208,555
Taiwan Glass Industrial Corp.	951,933	733,860
Taiwan Hon Chuan Enterprise Company, Ltd.	208,400	337,675
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	49,000	32,543
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	839,356	296,792
Taiwan Life Insurance Company, Ltd. (I)	295,836	172,016
Taiwan Line Tek Electronic	67,244	51,124
Taiwan Mask Corp.	325,850	97,820
Taiwan Mobile Company, Ltd.	462,700	1,470,820
Taiwan Navigation Company, Ltd.	36,000	23,614
Taiwan Paiho, Ltd.	294,342	391,646
Taiwan PCB Techvest Company, Ltd.	177,227	264,494
Taiwan Prosperity Chemical Corp.	100,000	63,915
Taiwan Pulp & Paper Corp. (I)	524,640	183,634
Taiwan Sakura Corp.	200,156	135,601
Taiwan Secom Company, Ltd.	164,430	427,029
Taiwan Semiconductor Company, Ltd.	193,000	169,648
Taiwan Semiconductor Manufacturing Company, Ltd.	9,007,000	41,444,796
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	246,133	5,776,742
Taiwan Sogo Shin Kong SEC	349,460	432,369
Taiwan Styrene Monomer Corp.	548,821	215,325
Taiwan Surface Mounting Technology Company, Ltd.	192,606	257,254
Taiwan TEA Corp.	791,723	420,139
Taiwan Union Technology Corp.	112,000	94,510
Taiyen Biotech Company, Ltd.	216,472	170,989
Tatung Company, Ltd. (I)	2,948,526	774,623
Te Chang Construction Company, Ltd.	83,265	69,693

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	1,804,109	$1,870,241
Tecom Company, Ltd. (I)	41,000	2,936
Tekcore Company, Ltd. (I)	33,000	10,901
Ten Ren Tea Company, Ltd.	35,000	52,230
Test Research, Inc.	173,596	276,922
Test-Rite International Company, Ltd.	286,549	197,522
Tex-Ray Industrial Company, Ltd. (I)	91,800	37,772
The Ambassador Hotel	236,000	207,184
Thinking Electronic Industrial Company, Ltd.	65,000	94,030
Thye Ming Industrial Company, Ltd.	133,250	149,840
Ton Yi Industrial Corp.	555,000	299,853
Tong Hsing Electronic Industries, Ltd.	127,951	489,467
Tong Yang Industry Company, Ltd.	359,043	392,222
Tong-Tai Machine & Tool Company, Ltd.	126,114	109,736
Topco Scientific Company, Ltd.	205,151	363,677
Topco Technologies Corp. (I)	26,000	56,790
Topoint Technology Company, Ltd.	179,248	161,409
Toung Loong Textile Manufacturing	69,000	170,573
TPK Holding Company, Ltd.	200,000	1,283,464
Trade-Van Information Services Company	14,000	11,894
Transasia Airways Corp.	26,000	10,088
Transcend Information, Inc.	117,000	383,836
Tripod Technology Corp.	312,770	618,756
Tsann Kuen Enterprise Company, Ltd.	98,220	95,601
TSC Auto ID Technology Company, Ltd.	11,000	80,947
TSRC Corp.	339,706	386,117
Ttet Union Corp.	47,000	108,995
TTFB Company, Ltd.	2,000	17,101
TTY Biopharm Company, Ltd.	95,094	182,184
Tung Ho Steel Enterprise Corp.	1,131,138	850,504
Tung Ho Textile Company, Ltd.	247,000	62,197
Tung Thih Electronic Company, Ltd.	50,258	164,781
TURVO International Company, Ltd.	39,062	113,500
TXC Corp.	240,659	268,609
TYC Brother Industrial Company, Ltd. (I)	125,531	73,571
Tycoons Group Enterprise Company, Ltd. (I)	594,536	107,878
Tyntek Corp. (I)	129,001	52,442
TZE Shin International Company, Ltd.	146,247	43,584
U-Ming Marine Transport Corp.	261,000	410,662
U-Tech Media Corp. (I)	84,000	16,274
Ubright Optronics Corp.	28,600	38,368
Uni-President Enterprises Corp.	2,179,234	3,512,984
Unimicron Technology Corp.	1,210,855	889,765
Union Bank of Taiwan (I)	1,340,100	443,582
Union Insurance Company, Ltd. (I)	69,620	54,872
Unitech Computer Company, Ltd.	181,039	104,937
Unitech Printed Circuit Board Corp. (I)	727,869	292,092
United Integrated Services Company, Ltd.	165,000	154,878
United Microelectronics Corp. (I)	6,881,468	3,053,849
Unity Opto Technology Company, Ltd. (I)	230,389	219,613
Universal Cement Corp.	494,504	426,323
Unizyx Holding Corp.	526,000	275,702

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
UPC Technology Corp.	1,005,938	$332,558
Userjoy Technology Company, Ltd.	18,000	25,512
USI Corp.	1,078,801	479,364
Vanguard International Semiconductor Corp.	631,000	971,555
Ve Wong Corp.	195,450	144,399
Viking Tech Corp.	26,770	17,702
Visual Photonics Epitaxy Company, Ltd.	293,700	263,318
Vivotek, Inc.	64,813	208,723
Wafer Works Corp. (I)	275,872	104,155
Wah Hong Industrial Corp.	14,835	15,405
Wah Lee Industrial Corp.	52,000	88,066
Walsin Lihwa Corp. (I)	4,134,000	1,330,062
Walsin Technology Corp. (I)	897,721	332,820
Walton Advanced Engineering, Inc.	383,661	172,928
Wan Hai Lines, Ltd.	650,216	572,582
WAN HWA Enterprise Company	3,351	1,639
Waterland Financial Holding Company, Ltd.	3,025,499	821,368
Ways Technical Corp., Ltd.	44,000	33,754
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	5,315
Wei Chuan Food Corp.	287,000	261,779
Wei Mon Industry Company, Ltd. (I)	266,912	70,920
Weikeng Industrial Company, Ltd.	270,900	197,171
Well Shin Technology Company, Ltd.	72,420	106,384
Win Semiconductors Corp.	441,000	419,321
Winbond Electronics Corp. (I)	4,148,000	1,263,461
Wintek Corp. (I)	819,661	48,469
Wisdom Marine Lines Company, Ltd. (I)	38,744	43,875
Wistron Corp.	1,999,232	1,823,373
Wistron NeWeb Corp.	212,083	411,692
WPG Holdings Company, Ltd.	1,078,760	1,252,712
WT Microelectronics Company, Ltd.	254,549	376,818
WUS Printed Circuit Company, Ltd.	375,000	162,862
X-Legend Entertainment Company, Ltd.	15,500	73,589
XAC Automation Corp.	69,000	127,635
Xxentria Technology Materials Corp. (I)	56,124	139,757
Yageo Corp. (I)	595,819	989,971
Yang Ming Marine Transport Corp. (I)	1,611,916	702,815
YC Company, Ltd.	284,376	141,443
YC INOX Company, Ltd.	433,000	347,664
YeaShin International Development Company, Ltd.	197,937	108,807
Yeong Guan Energy Technology Group Company, Ltd.	33,000	137,089
YFY, Inc.	1,606,614	658,727
Yi Jinn Industrial Company, Ltd.	246,104	61,195
Yieh Phui Enterprise Company, Ltd.	1,473,707	418,482
Yonyu Plastics Company, Ltd.	41,450	44,980
Young Fast Optoelectronics Company, Ltd.	104,648	64,471
Young Optics, Inc.	41,000	65,515
Youngtek Electronics Corp.	82,167	160,501
Yuanta Financial Holdings Company, Ltd.	6,514,180	3,194,291
Yufo Electronics Company, Ltd.	22,000	13,479
Yulon Motor Company, Ltd.	898,900	1,349,269
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	238,337

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Yungshin Construction & Development Company	39,000	$79,150
Yungshin Global Holding Corp.	117,000	204,406
Yungtay Engineering Company, Ltd.	297,000	681,712
Zeng Hsing Industrial Company, Ltd.	42,232	213,746
Zenitron Corp.	256,000	140,967
Zhen Ding Technology Holding, Ltd.	209,450	563,381
Zig Sheng Industrial Company, Ltd.	499,665	131,124
Zinwell Corp.	236,000	233,877
Zippy Technology Corp.	89,000	117,631
ZongTai Real Estate Development Company, Ltd.	60,121	36,471
Thailand 3.1%		77,139,948
A.J. Plast PCL	93,200	27,959
AAPICO Hitech PCL	34,300	15,356
Advanced Info Service PCL	459,191	3,328,383
Airports of Thailand PCL (L)	207,800	1,759,354
Amata Corp. PCL	541,300	252,228
AP Thailand PCL	1,069,178	214,910
Asia Green Energy PCL	61,380	4,113
Asia Plus Securities PCL	1,679,600	216,888
Asian Insulators PCL	294,800	90,680
Bangkok Aviation Fuel Services PCL (L)	88,100	95,250
Bangkok Bank PCL	361,605	2,225,396
Bangkok Chain Hospital PCL	1,369,125	377,359
Bangkok Dusit Medical Services PCL (L)	1,405,300	791,779
Bangkok Expressway PCL	426,700	510,065
Bangkok Insurance PCL	11,270	128,369
Bangkok Life Assurance PCL (L)	87,400	145,068
Bangkok Life Assurance PCL, NVDR (L)	398,960	662,057
Bangkokland PCL	11,604,400	685,626
Banpu PCL (L)	821,500	681,769
BEC World PCL	589,500	964,995
Berli Jucker PCL (L)	453,400	576,502
Big C Supercenter PCL	35,900	266,776
Big C Supercenter PCL, NVDR	112,900	839,041
Bumrungrad Hospital PCL	187,500	836,569
Cal-Comp Electronics Thailand PCL	3,148,288	270,387
Central Pattana PCL	738,800	1,068,768
Central Plaza Hotel PCL (L)	402,100	434,736
CH Karnchang PCL	538,023	454,702
Charoen Pokphand Foods PCL (L)	867,133	746,049
Christiani & Nielsen Thai	17,200	2,399
CP ALL PCL (L)	1,233,700	1,653,199
CS Loxinfo PCL	101,600	24,754
Delta Electronics Thailand PCL (L)	365,400	831,846
Dhipaya Insurance PCL	54,000	63,728
Diamond Building Products PCL	411,800	64,589
DSG International Thailand PCL	317,800	76,946
Dynasty Ceramic PCL (L)	153,500	260,625
Eastern Water Resources Development & Management PCL	430,800	140,386
Electricity Generating PCL	120,000	623,116
Energy Absolute PCL (L)	274,500	217,360
Esso Thailand PCL	2,184,500	345,954

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
G J Steel PCL (I)	60,820,500	$129,661
G Steel PCL (I)	12,662,700	65,560
GFPT PCL	549,700	336,500
Glow Energy PCL	301,200	896,674
GMM Grammy PCL (I)	103,440	42,529
Grand Canal Land PCL	432,400	43,457
Grande Asset Hotels & Property PCL (I)	785,700	51,207
Hana Microelectronics PCL	485,000	605,604
Hemaraj Land & Development PCL (L)	3,732,300	491,047
Home Product Center PCL (L)	1,924,993	521,774
Indorama Ventures PCL	1,137,100	779,191
Intouch Holdings PCL	329,800	753,179
IRPC PCL (L)	9,392,900	955,453
Italian-Thai Development PCL (I)(L)	2,163,776	500,828
Jasmine International PCL	2,990,700	719,553
Jay Mart PCL	227,975	79,151
Kang Yong Electric PCL	2,800	22,683
Kasikornbank PCL	172,300	1,295,008
Kasikornbank PCL, NVDR	318,600	2,396,970
KCE Electronics PCL	258,300	306,798
KGI Securities Thailand PCL	1,053,600	112,949
Khon Kaen Sugar Industry PCL	549,200	217,439
Kiatnakin Bank PCL	337,300	418,607
Krung Thai Bank PCL	2,072,850	1,508,790
Krungthai Card PCL	126,000	259,982
Land and Houses PCL, NVDR	2,289,500	695,931
Lanna Resources PCL	277,500	103,952
Loxley PCL	1,037,610	140,939
LPN Development PCL	562,300	414,425
Major Cineplex Group PCL	340,500	261,843
MBK PCL	861,000	403,819
MCOT PCL	234,000	132,554
Minor International PCL (L)	1,031,450	1,123,019
Modernform Group PCL	64,500	19,840
Muang Thai Insurance PCL	2,600	12,234
Nation Multimedia Group PCL	1,450,600	75,103
Padaeng Industry PCL	127,600	71,893
Polyplex PCL	275,000	92,127
Pranda Jewelry PCL	214,300	40,791
Precious Shipping PCL	615,400	341,108
Premier Marketing PCL	38,500	11,080
President Rice Products PCL	30,000	42,028
Property Perfect PCL	1,214,900	48,100
Pruksa Real Estate PCL (L)	714,000	684,970
PTG Energy PCL	168,500	32,073
PTT Exploration & Production PCL	771,828	3,185,098
PTT Global Chemical PCL	715,792	1,400,628
PTT PCL	665,200	7,759,147
Quality House PCL (L)	4,997,033	620,920
Raimon Land PCL (I)	1,761,500	111,586
Ratchaburi Electricity Generating Holding PCL	333,800	627,749
Regional Container Lines PCL (I)	558,000	152,097

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Robinson Department Store PCL	275,400	$410,982
Rojana Industrial Park PCL	218,000	49,794
RS PCL	457,400	162,984
Saha-Union PCL	252,100	318,628
Sahaviriya Steel Industries PCL (I)	9,365,780	91,276
Samart Corp. PCL (L)	467,200	494,448
Samart I-Mobile PCL	2,012,100	209,575
Samart Telcoms PCL	313,200	218,434
Sansiri PCL	4,732,309	278,159
SC Asset Corp. PCL	1,892,250	213,228
Siam Cement PCL, Foreign Shares	27,700	398,025
Siam Cement PCL, NVDR (L)	107,900	1,550,630
Siam City Cement PCL	55,100	714,865
Siam Commercial Bank PCL	506,431	3,030,720
Siam Future Development PCL	738,619	150,716
Siamgas & Petrochemicals PCL	473,000	145,494
Sino Thai Engineering & Construction PCL (L)	613,128	513,508
SNC Former PCL	130,300	61,112
Somboon Advance Technology PCL	199,907	106,544
SPCG PCL	371,500	325,282
Sri Trang Agro-Industry PCL (L)	594,900	244,591
Sriracha Construction PCL	32,100	32,750
Srithai Superware PCL	292,000	23,300
STP & I PCL	572,200	376,413
Supalai PCL	506,700	416,656
Susco PCL	437,400	58,080
SVI PCL	751,428	89,251
Symphony Communication PCL	36,100	16,601
Tata Steel Thailand PCL (I)	6,199,800	168,047
Thai Agro Energy PCL	55,500	7,403
Thai Airways International PCL (L)	1,239,111	588,705
Thai Carbon Black PCL	174,100	143,161
Thai Central Chemical PCL	1,900	1,693
Thai Oil PCL	305,600	402,534
Thai Rung Union Car PCL	44,160	6,644
Thai Stanley Electric PCL	18,200	115,846
Thai Union Frozen Products PCL (L)	348,400	920,472
Thai Vegetable Oil PCL	360,100	243,466
Thai-German Ceramic PCL	93,000	9,347
Thaicom PCL	442,900	499,080
Thanachart Capital PCL	682,800	696,629
The Bangchak Petroleum PCL	735,900	795,628
The Erawan Group PCL	898,600	136,836
Thoresen Thai Agencies PCL (I)	810,027	508,194
Ticon Industrial Connection PCL (L)	378,044	227,966
Tipco Asphalt PCL (I)	55,500	109,868
TIPCO Foods PCL (I)	125,700	26,223
Tisco Financial Group PCL	243,600	265,226
TMB Bank PCL	5,545,100	530,276
Total Access Communication PCL	377,800	1,139,282
Total Access Communication PCL, NVDR	87,200	263,054
Toyo-Thai Corp PCL	121,200	100,585

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
TPI Polene PCL (L)	10,982,400	$625,463
True Corp. PCL (I)(L)	4,003,115	1,475,185
TTW PCL	1,203,300	436,098
Unique Engineering & Construction PCL	503,580	193,242
Univentures PCL	337,700	100,791
Vanachai Group PCL	1,250,880	300,958
Vibhavadi Medical Center PCL	277,060	128,257
Vinythai PCL	100,000	31,064
Workpoint Entertainment PCL	118,600	148,995
Turkey 2.2%		54,232,173
Adana Cimento Sanayii TAS, Class A	99,918	245,520
Adel Kalemcilik Ticaret ve Sanayi AS	1,368	29,942
Adese Alisveris Merkezleri Ticaret AS (I)	14,913	49,331
Akbank TAS	733,566	2,969,497
Akcansa Cimento AS	52,701	341,751
Akenerji Elektrik Uretim AS (I)	280,430	171,481
Akfen Holding AS	36,342	77,850
Aksa Akrilik Kimya Sanayi AS	134,810	453,453
Aksigorta AS	227,702	273,516
Alarko Holding AS (L)	97,048	178,859
Albaraka Turk Katilim Bankasi AS	73,288	58,739
Alkim Alkali Kimya AS (L)	2,994	21,861
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	277,564
Anadolu Cam Sanayii AS (L)	195,858	170,192
Anadolu Efes Biracilik Ve Malt Sanayii AS (I)	88,999	1,017,625
Anadolu Hayat Emeklilik AS (L)	70,899	152,772
Arcelik AS (L)	209,265	1,337,243
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	57,750	287,341
Asya Katilim Bankasi AS (I)	392,301	125,387
Aygaz AS	124,835	556,228
Bagfas Bandirma Gubre Fabrik AS (L)	29,040	178,678
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	47,940	64,641
Baticim Bati Anadolu Cimento Sanayii AS	24,319	77,561
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	60,906	67,913
BIM Birlesik Magazalar AS	107,620	2,392,759
Bizim Toptan Satis Magazalari AS (L)	18,648	160,693
Bolu Cimento Sanayii AS	118,381	239,663
Borusan Mannesmann Boru Sanayi ve Ticaret AS (L)	79,620	264,265
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	24,252	562,704
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	46,453	207,670
Bursa Cimento Fabrikasi AS	9,487	23,255
Celebi Hava Servisi AS	8,476	103,427
Cimsa Cimento Sanayi VE Ticaret AS	57,703	409,070
Coca-Cola Icecek AS	24,539	551,838
Deva Holding AS (I)	64,490	61,626
Dogan Sirketler Grubu Holdings AS (I)	1,172,973	390,344
Dogus Otomotiv Servis ve Ticaret AS	67,637	356,942
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,493
Eczacibasi Yatirim Holding Ortakligi AS	7,623	22,596
EGE Endustri VE Ticaret AS	793	59,001
EGE Seramik Sanayi ve Ticaret AS	103,309	174,805
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	288,425

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Enka Insaat ve Sanayi AS	243,321	$631,893
Eregli Demir ve Celik Fabrikalari TAS	1,025,297	2,080,293
Fenerbahce Futbol ASA (I)(L)	6,193	99,252
Ford Otomotiv Sanayi AS	25,853	347,550
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)	2,170	19,275
Gentas Genel Metal Sanayi ve Ticaret AS	121,631	89,413
Global Yatirim Holding AS	398,699	259,323
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,185
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	169,903
Goodyear Lastikleri Turk AS	4,166	170,312
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	121,034	160,072
GSD Holding AS (I)	245,645	181,375
Gubre Fabrikalari TAS	109,992	256,376
Gunes Sigorta (I)	31,526	28,280
Hurriyet Gazetecilik AS (I)	206,839	74,805
Ihlas Holding AS (I)(L)	918,430	131,880
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	83,942
Is Finansal Kiralama AS	1,536	650
Is Yatirim Menkul Degerler AS	59,999	31,327
Izmir Demir Celik Sanayi AS (I)(L)	135,199	171,526
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	195,088	227,680
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	155,842	189,409
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	839,366	803,886
Karsan Otomotiv Sanayii ve Ticaret AS (I)(L)	114,281	77,185
Kartonsan Karton Sanayi ve Ticaret AS	810	83,369
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	8,610
KOC Holdings AS	170,672	960,263
Konya Cimento Sanayi AS	875	102,155
Koza Altin Isletmeleri AS (L)	24,237	140,838
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	231,191
Mardin Cimento Sanayii ve Ticaret AS	27,126	62,412
Marshall Boya ve Vernik AS (I)	5,383	88,971
Menderes Tekstil Sanayi ve Ticaret AS (I)(L)	220,796	79,064
Metro Ticari ve Mali Yatirimlar Holding AS (I)	84,642	22,857
Migros Ticaret AS (I)	24,300	247,656
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	1	9
NET Holding AS (I)(L)	171,264	256,123
Netas Telekomunikasyon AS (I)(L)	48,217	140,319
Nuh Cimento Sanayi AS	25,295	114,125
Otokar Otomotiv Ve Savunma Sanayi AS	10,399	290,916
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (L)	82,216	152,560
Parsan Makina Parcalari (I)	28,857	58,554
Petkim Petrokimya Holding AS (L)	481,933	832,662
Pinar Entegre Et ve Un Sanayi AS	28,775	114,679
Pinar SUT Mamulleri Sanayii AS	38,509	375,345
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	258,774
Sasa Polyester Sanayi AS (I)	140,873	121,828
Sekerbank TAS (I)	651,073	569,928
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	236,983
Soda Sanayii AS	104,311	212,289
Tat Gida Sanayi AS (I)	58,025	91,064
TAV Havalimanlari Holding AS	127,617	1,089,188

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Tekfen Holding AS (L)	207,445	$563,555
Teknosa Ic ve Dis Ticaret AS	9,804	39,440
Tekstil Bankasi AS (I)(L)	140,973	125,992
Tofas Turk Otomobil Fabrikasi AS	101,323	720,964
Trakya Cam Sanayi AS	352,160	504,306
Tupras Turkiye Petrol Rafinerileri AS	54,165	1,220,601
Turcas Petrol AS (L)	94,177	105,518
Turk Hava Yollari (I)	475,009	1,970,132
Turk Telekomunikasyon AS	261,773	836,826
Turk Traktor ve Ziraat Makineleri AS (L)	8,397	263,145
Turkcell Iletisim Hizmetleri AS (I)	280,153	1,775,594
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	714,277
Turkiye Garanti Bankasi AS	1,160,825	5,102,704
Turkiye Halk Bankasi AS	357,012	2,537,060
Turkiye Is Bankasi, Class C	912,868	2,531,427
Turkiye Sinai Kalkinma Bankasi AS	1,103,740	997,770
Turkiye Sise ve Cam Fabrikalari AS	643,093	1,020,484
Turkiye Vakiflar Bankasi Tao, Class D (L)	797,411	1,828,541
Ulker Biskuvi Sanayi AS	111,891	841,454
Vestel Beyaz Esya Sanayi ve Ticaret AS	32,916	148,113
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	468,767
Yapi ve Kredi Bankasi AS (L)	449,583	1,076,872
Zorlu Enerji Elektrik Uretim AS (I)(L)	139,311	149,586
Ukraine 0.0%		350,926
Kernel Holding SA (I)(L)	40,520	350,926
United States 0.0%		222,349
Bizlink Holding, Inc.	61,825	222,349
Preferred securities 2.1%		$52,852,078
(Cost $84,765,319)
Brazil 2.1%		52,143,116
AES Tiete SA	80,219	613,689
Alpargatas SA	109,254	342,560
Banco ABC Brasil SA	104,512	572,952
Banco Bradesco SA	827,407	12,829,984
Banco Daycoval SA	90,600	325,608
Banco do Estado do Rio Grande do Sul SA, B Shares	245,100	1,399,864
Banco Industrial e Comercial SA	117,473	260,159
Banco Pan SA (I)	348,391	330,280
Banco Pine SA	61,628	148,934
Banco Sofisa SA	55,800	56,368
Braskem SA, A Shares	6,300	47,339
Centrais Eletricas Brasileiras SA, B Shares	123,448	372,675
Centrais Eletricas de Santa Catarina SA	7,100	39,861
Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,800	286,235
Cia de Gas de Sao Paulo COMGAS, A Shares	13,000	250,424
Cia Energetica de Minas Gerais	145,818	798,265
Cia Energetica de Sao Paulo, B Shares	145,695	1,461,592
Cia Energetica do Ceara, A Shares	8,458	119,683
Cia Ferro Ligas da Bahia - Ferbasa	74,676	248,069
Cia Paranaense de Energia, B Shares	15,500	214,692
Cia Saneamento do Parana	4,111	10,190

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

Shares	Value
Brazil (continued)
Companhia de Transmissao de Energia Eletrica Paulista	38,018	$567,065
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	115,448	423,880
Eucatex SA Industria e Comercio	24,300	32,572
Forjas Taurus SA	58,514	8,866
Gol Linhas Aereas Inteligentes SA (I)	104,600	599,851
Itau Unibanco Holding SA	526,919	7,957,627
Lojas Americanas SA	406,971	2,667,496
Marcopolo SA	354,000	574,916
Oi SA (I)	2,490,720	1,316,100
Parana Banco SA	21,100	95,343
Petroleo Brasileiro SA	112,856	577,040
Petroleo Brasileiro SA, ADR	568,759	5,807,029
Randon Participacoes SA	203,125	443,532
Saraiva SA Livreiros Editores	16,800	54,764
Suzano Papel e Celulose SA, A Shares	278,453	1,156,524
Telefonica Brasil SA	35,299	722,493
Unipar Carbocloro SA	854,010	165,905
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	560,800	1,130,838
Vale SA	400,039	3,099,222
Vale SA, ADR, Preference A Shares	516,426	4,012,630
Chile 0.0%	451,769
Coca-Cola Embonor SA, B Shares	720	1,177
Embotelladora Andina SA, B Shares	86,063	263,328
Sociedad Quimica y Minera de Chile SA, B Shares	7,394	187,264
Colombia 0.0%	254,544
Bancolombia SA	19,666	254,544
Malaysia 0.0%	2,649
Amprop Corp. (I)	18,100	2,649
Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.0%	$4,670
(Cost $1,997)
India 0.0%	4,670
Blue Dart Express, Ltd.	9.300	11-20-17	INR	143,990	2,332
Blue Dart Express, Ltd.	9.400	11-20-18	INR	82,280	1,335
Blue Dart Express, Ltd.	9.500	11-20-19	INR	61,710	1,003
Shares	Value
Warrants 0.0%	$17,421
(Cost $0)
Golden Meditech Holdings, Ltd. (I)(N)	211,990	3,581
HKC Holdings, Ltd. (Expiration Date: 10-15-15) (I)(N)	745,084	5,123
Minor International PCL (I)(N)	51,572	8,717
Rights 0.0%	$164,253
(Cost $0)
DGB Financial Group, Inc. (Expiration Date: 01-13-2015; Strike Price: KRW 10,150.00) (I)	34,437	48,176
Heng Tai Consumables Group, Ltd. (I)(N)	561,105	4,196
Lepanto Consolidated Mining Company (Expiration Date: 12-16-14; Strike Price: PHP 0.20) (I)	1,188,362	1,720
PICC Property & Casualty Company, Ltd. (Expiration Date: 12-2-14; Strike Price: HKD 7.46) (I)	103,136	108,519
PZ Cormay SA (Strike Price: PLN 3.40) (I)(N)	23,416	812
Rojana Industrial Park PCL (Expiration Date: 12-23-14; Strike Price: THB 7.00) (I)	54,500	830

70SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Yield (%)		Shares	Value
Securities lending collateral 6.2%				$153,925,519
(Cost $153,884,748)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	15,382,553	153,925,519
Short-term investments 1.0%				$23,839,644
(Cost $23,839,644)
Money market funds 1.0%				23,839,644
State Street Institutional Liquid Reserves Fund	0.0805(Y	)	23,839,644	23,839,644
Total investments (Cost $2,414,541,927)† 106.3%				$2,635,894,251
Other assets and liabilities, net (6.3%)				($156,357,345)
Total net assets 100.0%				$2,479,536,906

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $144,271,545.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,436,685,528. Net unrealized appreciation aggregated $199,208,723 of which $566,380,679 related to appreciated investment securities and $367,171,956 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-14:

Financials	24.2%
Information technology	16.8%
Consumer discretionary	11.1%
Industrials	10.2%
Materials	10.1%
Consumer staples	7.9%
Energy	6.6%
Telecommunication services	5.5%
Utilities	4.0%
Health care	2.7%
Short-term investments and other	0.9%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS71

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$428,938	—	$428,938	—
Brazil	181,150,096	$181,150,096	—	—
Canada	195,179	195,179	—	—
Chile	37,519,289	37,519,289	—	—
China	264,166,240	24,069,112	238,001,040	$2,096,088
Colombia	11,212,560	11,207,657	4,903	—
Cyprus	1,327,186	—	1,327,186	—
Czech Republic	5,123,990	—	5,123,990	—
Egypt	1,726,201	—	1,726,201	—
Greece	13,242,252	—	13,242,252	—
Guernsey Channel Islands	236,834	—	236,834	—
Hong Kong	115,973,447	26,312,345	89,294,847	366,255
Hungary	4,650,486	—	4,650,486	—
India	246,088,604	16,138,143	229,858,108	92,353
Indonesia	83,482,139	3,583,814	79,722,955	175,370
Luxembourg	68,273	—	68,273	—
Malaysia	109,527,170	—	109,527,170	—
Malta	2,260,393	—	2,260,393	—
Mexico	126,930,580	126,825,009	5,836	99,735
Netherlands	992,451	960,267	32,184	—
Peru	3,734,514	3,734,514	—	—
Philippines	36,793,672	—	36,793,672	—
Poland	52,148,065	—	52,148,065	—

72

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Russia	35,422,093	82,060	35,340,033	—
South Africa	199,968,966	12,970,393	186,973,978	24,595
South Korea	364,798,897	25,536,504	339,092,872	169,521
Spain	4,244,972	4,244,972	—	—
Taiwan	369,731,783	14,664,622	354,679,860	387,301
Thailand	77,139,948	—	77,139,948	—
Turkey	54,232,173	714,277	53,512,711	5,185
Ukraine	350,926	—	350,926	—
United States	222,349	—	222,349	—
Preferred securities
Brazil	52,143,116	52,143,116	—	—
Chile	451,769	451,769	—	—
Colombia	254,544	254,544	—	—
Malaysia	2,649	—	2,649	—
Corporate bonds	4,670	—	4,670	—
Warrants	17,421	12,298	5,123	—
Rights	164,253	—	164,253	—
Securities lending collateral	153,925,519	153,925,519	—	—
Short-term investments	23,839,644	23,839,644	—	—
Total Investments in Securities	$2,635,894,251	$720,535,143	$1,911,942,705	$3,416,403

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

73

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q1	11/14
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		1/15

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsEmerging Markets Debt Fund

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 67.2%				$406,383,387
(Cost $420,620,003)
Austria 0.6%				3,851,744
JBS Investments GmbH (S)	7.750	10-28-20	3,550,000	3,851,744
Brazil 12.1%				73,270,969
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,053,000
Banco BTG Pactual SA (P)(Q)(S)	8.750	09-18-19	3,300,000	3,440,250
Banco do Brasil SA (S)	5.875	01-19-23	400,000	413,000
Banco do Brasil SA (6.250% to 04-15-2024, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,340,000	2,571,800
Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	4,800,000	4,814,400
Centrais Eletricas Brasileiras SA (S)	5.750	10-27-21	5,000,000	4,950,000
Cia Brasileira de Aluminio (S)	4.750	06-17-24	4,650,000	4,543,050
GTL Trade Finance, Inc. (S)	7.250	04-16-44	4,650,000	4,731,375
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	4,765,000	4,502,925
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	2,415,848	2,355,451
Petrobras International Finance Company	6.750	01-27-41	24,202,000	23,703,294
Rio Oil Finance Trust Series 2014-1 (S)	6.250	07-06-24	3,100,000	3,150,298
Vale Overseas, Ltd.	6.875	11-21-36	3,660,000	3,994,626
Votorantim Cimentos SA	7.250	04-05-41	5,900,000	6,047,500
Chile 2.0%				11,997,053
Corporacion Nacional del Cobre de Chile	5.625	09-21-35	2,500,000	2,842,533
Empresa de Transporte de Pasajeros Metro SA (S)	4.750	02-04-24	2,300,000	2,432,195
Empresa Electrica Angamos SA (S)	4.875	05-25-29	6,000,000	5,977,500
Empresa Nacional del Petroleo	5.250	08-10-20	700,000	744,825
China 1.3%				8,141,514
Bank of China, Ltd. (S)	5.000	11-13-24	3,000,000	3,062,949
CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,077,372
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19	3,300,000	3,382,500
Sinopec Group Overseas Development 2012, Ltd.	3.900	05-17-22	600,000	618,693
Colombia 3.2%				19,285,000
Comcel Trust (S)	6.875	02-06-24	2,000,000	2,130,000
Ecopetrol SA	5.875	09-18-23	1,350,000	1,471,500
Ecopetrol SA	5.875	05-28-45	6,950,000	6,880,500
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,184,000
Pacific Rubiales Energy Corp. (L)(S)	5.125	03-28-23	4,800,000	4,428,000
Pacific Rubiales Energy Corp. (L)(S)	5.375	01-26-19	1,200,000	1,191,000
Costa Rica 1.4%				8,189,000
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,521,250
Instituto Costarricense de Electricidad	6.375	05-15-43	6,600,000	5,667,750
Guatemala 0.8%				4,753,750
Agromercantil Senior Trust (S)	6.250	04-10-19	2,500,000	2,581,250
Cementos Progreso Trust (S)	7.125	11-06-23	2,000,000	2,172,500
India 0.7%				4,476,460
Reliance Industries, Ltd. (Q)(S)	5.875	02-05-18	550,000	545,380
Vedanta Resources PLC (S)	7.125	05-31-23	4,100,000	3,931,080
Indonesia 7.1%				43,199,063
Majapahit Holding BV	7.750	01-20-20	870,000	1,022,250
Pelabuhan Indonesia III PT (S)	4.875	10-01-24	7,100,000	7,313,000
Pertamina Persero PT (L)(S)	6.000	05-03-42	17,800,000	18,111,500
Pertamina Persero PT (S)	6.450	05-30-44	9,700,000	10,476,000
Perusahaan Listrik Negara PT (S)	5.250	10-24-42	6,850,000	6,276,313

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%)	Maturity date	Par value^		Value
Ireland 2.3%					$14,044,010
Metalloinvest Finance, Ltd.	5.625	04-17-20		4,000,000	3,390,000
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20		4,300,000	4,128,000
MTS International Funding, Ltd. (S)	8.625	06-22-20		1,650,000	1,730,520
Rosneft Oil Company (S)	4.199	03-06-22		2,900,000	2,385,459
Vnesheconombank	6.902	07-09-20		2,475,000	2,410,031
Israel 1.8%					10,691,220
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		6,000,000	6,079,020
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		4,000,000	4,612,200
Jamaica 0.6%					3,885,000
Digicel Group, Ltd.	8.250	09-30-20		1,200,000	1,230,000
Digicel Group, Ltd. (S)	8.250	09-30-20		200,000	205,000
Digicel, Ltd. (S)	6.000	04-15-21		2,500,000	2,450,000
Kazakhstan 1.3%					7,915,625
KazAgro National Management Holding JSC (S)	4.625	05-24-23		2,550,000	2,358,750
Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20		600,000	648,000
KazMunayGas National Company JSC (S)	6.000	11-07-44		3,100,000	2,910,125
Zhaikmunai LP (S)	7.125	11-13-19		2,050,000	1,998,750
Liechtenstein 0.3%					2,054,388
VimpelCom Holdings BV (S)	7.504	03-01-22		2,230,000	2,054,388
Luxembourg 1.3%					7,583,063
Altice Finco SA (S)	8.125	01-15-24		2,600,000	2,671,500
Millicom International Cellular SA (S)	6.625	10-15-21		4,650,000	4,911,563
Mauritius 1.0%					5,972,313
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24		5,950,000	5,972,313
Mexico 13.6%					82,518,247
Alpek SA de CV	4.500	11-20-22		4,850,000	4,886,375
America Movil SAB de CV	7.125	12-09-24	MXN	52,500,000	3,855,195
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero	4.125	11-09-22		2,400,000	2,418,000
Credito Real SAB de CV (S)	7.500	03-13-19		6,720,000	6,972,000
Empresas ICA SAB de CV (S)	8.875	05-29-24		4,000,000	3,800,000
Gruma SAB de CV (S)	4.875	12-01-24		6,000,000	6,150,000
Grupo Televisa SAB	8.500	03-11-32		1,200,000	1,662,739
Mexichem SAB de CV (S)	4.875	09-19-22		1,800,000	1,875,600
Mexichem SAB de CV (S)	5.875	09-17-44		3,300,000	3,234,000
Mexichem SAB de CV (S)	6.750	09-19-42		1,600,000	1,720,000
Mexichem SAB de CV	6.750	09-19-42		300,000	322,500
Office Depot de Mexico SA de CV (S)	6.875	09-20-20		4,000,000	4,220,000
Petroleos Mexicanos	5.500	01-21-21		1,710,000	1,895,963
Petroleos Mexicanos	6.500	06-02-41		1,050,000	1,215,375
Petroleos Mexicanos	6.625	06-15-35		11,380,000	13,314,600
Sixsigma Networks Mexico SA de CV (L)(S)	8.250	11-07-21		8,950,000	9,263,250
Tenedora Nemak SA de CV (S)	5.500	02-28-23		6,220,000	6,353,730
Trust F/1401 (S)	5.250	12-15-24		1,850,000	1,942,500
Trust F/1401 (S)	6.950	01-30-44		6,600,000	7,416,420
Netherlands 0.9%					5,348,089
Bharti Airtel International Netherlands BV (S)	5.125	03-11-23		2,650,000	2,852,089
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19		2,600,000	2,496,000
Paraguay 0.2%					1,061,875
Telefonica Celular del Paraguay SA	6.750	12-13-22		1,000,000	1,061,875
Peru 2.9%					17,633,300
Abengoa Transmision Sur SA (S)	6.875	04-30-43		5,250,000	5,814,375

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%)	Maturity date	Par value^		Value
Peru (continued)
BBVA Banco Continental SA (5.250% to 09-22-2024, then 5 Year CMT + 2.750%) (P)(S)	5.250	09-22-29		2,300,000	$2,347,150
Cia Minera Ares SAC (S)	7.750	01-23-21		2,100,000	2,223,375
San Miguel Industrias Pet SA (S)	7.750	11-06-20		4,000,000	4,318,000
Volcan Cia Minera SAA (S)	5.375	02-02-22		2,960,000	2,930,400
Russia 2.6%					15,430,759
EuroChem Mineral & Chemical Company OJSC	5.125	12-12-17		2,850,000	2,671,875
Gazprom Neft OAO (S)	4.375	09-19-22		2,700,000	2,237,625
Lukoil International Finance BV	4.563	04-24-23		2,620,000	2,201,932
Russian Agricultural Bank OJSC (S)	5.100	07-25-18		2,200,000	2,060,362
Russian Agricultural Bank OJSC	7.750	05-29-18		600,000	606,618
Sberbank of Russia	6.125	02-07-22		2,500,000	2,375,000
Sberbank of Russia (S)	6.125	02-07-22		200,000	190,000
Severstal OAO	5.900	10-17-22		3,350,000	3,087,347
South Africa 0.6%					3,580,260
AngloGold Ashanti Holdings PLC	8.500	07-30-20		2,000,000	2,150,000
Myriad International Holdings BV (S)	6.000	07-18-20		1,300,000	1,430,260
Spain 0.7%					4,088,500
BBVA Bancomer SA	6.500	03-10-21		3,700,000	4,088,500
Thailand 0.8%					4,526,935
PTT Global Chemical PCL (S)	4.250	09-19-22		1,400,000	1,449,554
PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42		2,600,000	3,077,381
Turkey 1.9%					11,686,300
KOC Holding AS (S)	3.500	04-24-20		200,000	192,750
KOC Holding AS	3.500	04-24-20		1,600,000	1,542,000
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20		1,500,000	1,612,050
TC Ziraat Bankasi AS (S)	4.250	07-03-19		4,500,000	4,521,600
Turkiye Garanti Bankasi AS (S)	5.250	09-13-22		3,650,000	3,817,900
Venezuela 5.2%					31,198,950
Petroleos de Venezuela SA	8.500	11-02-17		15,300,000	10,710,000
Petroleos de Venezuela SA (S)	9.000	11-17-21		400,000	214,800
Petroleos de Venezuela SA	9.000	11-17-21		12,200,000	6,551,400
Petroleos de Venezuela SA	9.750	05-17-35		25,650,000	13,722,750
Foreign government obligations 27.3%					$165,179,499
(Cost $162,444,351)
Argentina 2.4%					14,356,308
Republic of Argentina Bond (H)	8.280	12-31-33		15,604,683	14,356,308
Bahrain 0.4%					2,265,000
Kingdom of Bahrain Bond (S)	6.125	08-01-23		2,000,000	2,265,000
Bolivia 0.1%					823,000
Republic of Bolivia Bond	4.875	10-29-22		800,000	823,000
Brazil 3.2%					19,647,549
Banco Nacional de Desenvolvimento Economico e Social Bond (S)	5.750	09-26-23		3,125,000	3,320,313
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,687,000
Bond	10.000	01-01-21	BRL	31,000,000	11,640,236

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%)	Maturity date	Par value^		Value
Chile 0.2%					$1,212,975
Republic of Chile Bond	3.625	10-30-42		1,350,000	1,212,975
Colombia 0.5%					3,257,300
Republic of Colombia
Bond	4.000	02-26-24		1,200,000	1,237,200
Bond	4.375	07-12-21		500,000	533,250
Bond	5.625	02-26-44		1,310,000	1,486,850
Costa Rica 0.2%					945,000
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	945,000
Croatia 0.3%					1,996,672
Republic of Croatia Bond	5.500	04-04-23		1,900,000	1,996,672
Dominican Republic 0.9%					5,290,200
Government of Dominican Republic
Bond	5.875	04-18-24		3,500,000	3,657,500
Bond	7.500	05-06-21		1,450,000	1,632,700
El Salvador 1.0%					5,999,750
Republic of El Salvador
Bond (S)	6.375	01-18-27		3,500,000	3,596,250
Bond	7.650	06-15-35		2,200,000	2,403,500
Hungary 0.9%					5,456,730
Republic of Hungary
Bond	5.375	02-21-23		2,000,000	2,175,480
Bond	5.375	03-25-24		3,000,000	3,281,250
Indonesia 1.6%					9,512,750
Republic of Indonesia
Bond (S)	5.375	10-17-23		2,650,000	2,948,125
Bond	5.875	01-15-24		1,100,000	1,269,125
Bond	6.625	02-17-37		4,450,000	5,295,500
Jamaica 0.4%					2,675,000
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,675,000
Kenya 0.6%					3,474,250
Republic of Kenya Bond (S)	6.875	06-24-24		3,250,000	3,474,250
Lithuania 0.3%					1,582,100
Republic of Lithuania Bond (S)	6.625	02-01-22		1,300,000	1,582,100
Mexico 4.1%					25,005,156
Government of Mexico
Bond	4.000	10-02-23		1,200,000	1,261,500
Bond	5.550	01-21-45		1,100,000	1,270,500
Bond	6.750	09-27-34		3,400,000	4,394,500
Bond	7.750	05-29-31	MXN	222,440,400	18,078,656
Nigeria 0.9%					5,231,800
Federal Republic of Nigeria Bond (S)	6.375	07-12-23		5,000,000	5,231,800

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

Rate (%)	Maturity date	Par value^	Value
Panama 1.6%	$9,364,575
Republic of Panama
Bond	4.000	09-22-24	3,800,000	3,872,200
Bond	4.300	04-29-53	200,000	181,500
Bond	6.700	01-26-36	3,050,000	3,865,875
Bond	8.875	09-30-27	1,000,000	1,445,000
Paraguay 0.0%	204,500
Republic of Paraguay Bond (S)	4.625	01-25-23	200,000	204,500
Peru 0.8%	4,806,250
Republic of Peru
Bond	6.550	03-14-37	2,700,000	3,476,250
Bond	7.350	07-21-25	1,000,000	1,330,000
Philippines 1.0%	6,264,541
Republic of Philippines
Bond	4.950	01-15-21	PHP	48,000,000	1,114,353
Bond	5.500	03-30-26	2,100,000	2,488,500
Bond	7.750	01-14-31	1,850,000	2,661,688
Turkey 5.1%	30,968,693
Export Credit Bank of Turkey Bond (S)	5.000	09-23-21	8,600,000	8,888,857
Republic of Turkey
Bond	6.000	01-14-41	7,650,000	8,783,730
Bond	6.250	09-26-22	3,560,000	4,116,606
Bond	6.875	03-17-36	6,400,000	8,024,000
Bond	7.000	03-11-19	1,000,000	1,155,500
Uruguay 0.5%	3,151,000
Republic of Uruguay Bond	7.625	03-21-36	2,300,000	3,151,000
Venezuela 0.3%	1,688,400
Republic of Venezuela Bond	9.375	01-13-34	3,150,000	1,688,400
Yield (%)	Shares	Value
Securities lending collateral 1.9%	$11,510,535
(Cost $11,510,463)
John Hancock Collateral Investment Trust (W)	0.1118(Y)	1,150,306	11,510,535
Par value	Value
Short-term investments 5.1%	$31,193,000
(Cost $31,193,000)
Repurchase agreement 5.1%	31,193,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $29,731,149 on 12-1-14, collateralized by $20,420,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-23 (valued at $20,648,833, including interest) and $6,274,000 U.S. Treasury Inflation Indexed Bonds, 2.125% - 3.875% due 4-15-29 - 2-15-41 (valued at $9,677,028, including interest)	29,731,000	29,731,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $1,462,000 on 12-1-14, collateralized by $1,450,000 Federal Home Loan Bank, 2.875% due 6-14-24 (valued at $1,491,760, including interest)	1,462,000	1,462,000
Total investments (Cost $625,767,817)† 101.5%	$614,266,421
Other assets and liabilities, net (1.5%)	($9,168,282)
Total net assets 100.0%	$605,098,139

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
MXN	Mexican Peso
PHP	Philippine Peso
Key to Security Abbreviation and Legend
CMT	Constant Maturity Treasury
(H)	Non-income producing - Issuer is in default.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $11,233,862.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $285,200,986 or 47.1% of the fund's net assets as of 11-30-14.
(W)	The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $626,887,826. Net unrealized depreciation aggregated $12,621,405, of which $14,399,987 related to appreciated investment securities and $27,021,392 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-14:

Foreign government obligations	27.3%
Energy	22.2%
Materials	11.1%
Financials	11.0%
Utilities	6.7%
Industrials	5.8%
Telecommunication services	4.7%
Consumer staples	2.7%
Information technology	2.0%
Consumer discretionary	1.0%
Short-term investments and other	5.5%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at November 30, 2014.

8

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	8,489,126	USD	7,450,000	State Street Bank and Trust Company	12/10/2014	—	($27,706)	($27,706)
CAD	8,098,124	USD	7,166,989	Toronto Dominion Bank	12/10/2014	—	(86,559)	(86,559)
EUR	6,300,701	USD	7,869,386	State Street Bank and Trust Company	12/10/2014	—	(34,454)	(34,454)
JPY	874,944,000	USD	7,633,033	State Street Bank and Trust Company	12/10/2014	—	(261,850)	(261,850)
USD	14,931,094	CAD	16,587,250	Toronto Dominion Bank	12/10/2014	$428,370	—	428,370
USD	8,000,000	EUR	6,300,701	State Street Bank and Trust Company	12/10/2014	165,067	—	165,067
USD	8,000,000	JPY	874,944,000	State Street Bank and Trust Company	12/10/2014	628,817	—	628,817
						$1,222,254	($410,569)	$811,685

Currency abbreviations
CAD	Canadian Dollar
EUR	Euro
CAD	Canadian Dollar
JPY	Japanese Yen
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q1	11/14
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		1/15

John Hancock

U.S. Equity Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsU.S. Equity Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 99.7%		$1,264,903,462
(Cost $888,579,919)
Consumer discretionary 10.2%		128,781,888
Auto components 0.1%
Gentex Corp.	19,200	682,751
Distributors 0.2%
Genuine Parts Company	27,400	2,816,172
Hotels, restaurants and leisure 1.2%
Chipotle Mexican Grill, Inc. (I)	1,200	796,344
McDonald's Corp.	150,730	14,592,171
Texas Roadhouse, Inc.	13,600	449,616
Household durables 0.1%
Garmin, Ltd.	7,500	429,750
Tupperware Brands Corp.	9,300	625,425
Internet and catalog retail 5.2%
Amazon.com, Inc. (I)	191,925	64,993,482
The Priceline Group, Inc. (I)	900	1,044,171
Leisure products 0.3%
Hasbro, Inc.	15,100	893,920
Mattel, Inc.	45,600	1,438,680
Polaris Industries, Inc.	7,500	1,175,325
Media 0.1%
Scripps Networks Interactive, Inc., Class A	10,400	812,968
Specialty retail 1.3%
Bed Bath & Beyond, Inc. (I)	101,700	7,461,729
Ross Stores, Inc.	35,300	3,229,244
The TJX Companies, Inc.	71,700	4,743,672
Tiffany & Company	6,800	733,856
Textiles, apparel and luxury goods 1.7%
Coach, Inc.	55,100	2,045,312
Fossil Group, Inc. (I)	3,400	379,848
NIKE, Inc., Class B	123,255	12,237,989
Ralph Lauren Corp.	11,100	2,052,390
Under Armour, Inc., Class A (I)	4,700	340,703
VF Corp.	63,940	4,806,370
Consumer staples 17.9%		227,154,504
Beverages 4.2%
Brown-Forman Corp., Class B	21,900	2,125,395
Coca-Cola Company	780,800	35,003,264
Monster Beverage Corp. (I)	22,720	2,548,048
PepsiCo, Inc.	131,170	13,130,117
Food and staples retailing 3.0%
Costco Wholesale Corp.	66,500	9,450,980
CVS Health Corp.	31,200	2,850,432
Sysco Corp.	99,100	3,989,766
Wal-Mart Stores, Inc.	250,233	21,905,397
Food products 0.7%
General Mills, Inc.	65,700	3,465,675
Hormel Foods Corp.	29,200	1,549,936
McCormick & Company, Inc.	24,100	1,791,353

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Consumer staples (continued)
Food products (continued)
The Hershey Company	24,500	$2,456,860
Household products 4.4%
Church & Dwight Company, Inc.	27,500	2,109,525
Colgate-Palmolive Company	177,900	12,380,061
Kimberly-Clark Corp.	24,300	2,833,137
The Procter & Gamble Company	431,800	39,047,674
Personal products 0.3%
Herbalife, Ltd. (I)(L)	18,300	791,475
The Estee Lauder Companies, Inc., Class A	37,960	2,814,354
Tobacco 5.3%
Philip Morris International, Inc.	732,257	63,655,101
Reynolds American, Inc.	49,400	3,255,954
Energy 11.8%		150,237,639
Oil, gas and consumable fuels 11.8%
Apache Corp.	73,018	4,679,724
Chesapeake Energy Corp.	39,200	794,192
Chevron Corp.	433,414	47,185,782
Cimarex Energy Company	4,000	419,800
ConocoPhillips	266,300	17,594,441
Denbury Resources, Inc.	58,500	483,210
Devon Energy Corp.	39,000	2,299,830
Energen Corp.	4,000	238,880
Exxon Mobil Corp.	616,800	55,845,072
Hess Corp.	32,500	2,370,225
Marathon Oil Corp.	156,200	4,517,304
Murphy Oil Corp.	25,700	1,244,394
Newfield Exploration Company (I)	8,000	217,840
Occidental Petroleum Corp.	141,400	11,279,478
QEP Resources, Inc.	10,700	218,708
Whiting Petroleum Corp. (I)	13,400	559,718
WPX Energy, Inc. (I)	21,300	289,041
Financials 2.5%		32,220,447
Banks 2.5%
JPMorgan Chase & Company	416,042	25,029,087
Wells Fargo & Company	132,000	7,191,360
Health care 20.7%		262,292,356
Biotechnology 1.5%
Amgen, Inc.	61,900	10,232,689
Biogen Idec, Inc. (I)	28,490	8,766,088
Health care equipment and supplies 5.6%
Abbott Laboratories	270,500	12,039,955
Baxter International, Inc.	78,000	5,694,000
Becton, Dickinson and Company	38,000	5,332,540
C.R. Bard, Inc.	14,780	2,473,433
Covidien PLC	214,600	21,674,600
Edwards Lifesciences Corp. (I)	17,820	2,310,898
Halyard Health, Inc. (I)	550	21,566
IDEXX Laboratories, Inc. (I)	8,500	1,269,475

SEE NOTES TO FUND'S INVESTMENTS3

U.S. Equity Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	6,470	$3,349,972
ResMed, Inc. (L)	21,700	1,154,440
Sirona Dental Systems, Inc. (I)	7,800	673,842
St. Jude Medical, Inc.	55,000	3,737,800
Stryker Corp.	62,900	5,844,039
Varian Medical Systems, Inc. (I)	21,400	1,894,114
Zimmer Holdings, Inc.	31,200	3,503,448
Health care providers and services 8.3%
AmerisourceBergen Corp.	7,600	691,980
Express Scripts Holding Company (I)	860,016	71,510,330
Henry Schein, Inc. (I)	17,100	2,346,120
Humana, Inc.	29,500	4,070,115
Laboratory Corp. of America Holdings (I)	33,900	3,547,296
MEDNAX, Inc. (I)	19,600	1,283,016
Patterson Companies, Inc.	7,700	370,986
UnitedHealth Group, Inc.	184,546	18,201,772
WellPoint, Inc.	21,600	2,762,856
Health care technology 0.2%
Cerner Corp. (I)	44,940	2,894,136
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	10,900	465,866
Bio-Techne Corp.	3,300	302,313
Mettler-Toledo International, Inc. (I)	3,200	938,432
Waters Corp. (I)	16,700	1,935,530
Pharmaceuticals 4.8%
Allergan, Inc.	43,726	9,352,554
Bristol-Myers Squibb Company	200	11,810
Eli Lilly & Company	88,500	6,028,620
Johnson & Johnson	421,300	45,605,725
Industrials 6.2%		78,822,335
Aerospace and defense 1.1%
General Dynamics Corp.	2,800	407,008
Honeywell International, Inc.	54,400	5,389,408
Precision Castparts Corp.	19,500	4,639,050
Rockwell Collins, Inc.	5,700	487,521
United Technologies Corp.	30,800	3,390,464
Air freight and logistics 0.2%
C.H. Robinson Worldwide, Inc.	27,400	2,020,476
Expeditors International of Washington, Inc.	27,000	1,264,140
Commercial services and supplies 0.1%
Rollins, Inc.	15,450	502,589
Stericycle, Inc. (I)	8,000	1,031,360
Electrical equipment 1.0%
AMETEK, Inc.	27,600	1,406,496
Emerson Electric Company	131,598	8,389,373
Hubbell, Inc., Class B	6,100	651,480
Rockwell Automation, Inc.	18,400	2,123,544
Industrial conglomerates 2.5%
3M Company	126,300	20,219,367

4SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Danaher Corp.	116,600	$9,743,096
Roper Industries, Inc.	8,600	1,357,252
Machinery 0.8%
CLARCOR, Inc.	5,300	349,217
Donaldson Company, Inc.	4,100	159,900
Dover Corp.	20,200	1,555,198
Flowserve Corp.	7,500	441,525
Illinois Tool Works, Inc.	47,100	4,471,203
Lincoln Electric Holdings, Inc.	4,400	316,976
Pall Corp.	13,100	1,259,041
Snap-on, Inc.	3,000	405,990
Wabtec Corp.	11,800	1,044,182
Professional services 0.1%
Equifax, Inc.	9,000	715,950
Road and rail 0.1%
J.B. Hunt Transport Services, Inc.	4,700	387,891
Landstar System, Inc.	4,900	393,862
Trading companies and distributors 0.3%
Fastenal Company	32,700	1,478,040
MSC Industrial Direct Company, Inc., Class A	3,800	295,146
W.W. Grainger, Inc.	10,280	2,525,590
Information technology 29.2%		370,793,231
Communications equipment 4.1%
Cisco Systems, Inc.	972,206	26,871,774
F5 Networks, Inc. (I)	11,200	1,446,928
QUALCOMM, Inc.	325,898	23,757,964
Electronic equipment, instruments and components 0.1%
Amphenol Corp., Class A	28,500	1,528,455
Internet software and services 4.5%
Akamai Technologies, Inc. (I)	19,500	1,259,895
eBay, Inc. (I)	154,301	8,468,039
Google, Inc., Class A (I)	71,489	39,253,180
Google, Inc., Class C (I)	14,000	7,585,620
IT services 4.8%
Accenture PLC, Class A	121,100	10,454,563
Automatic Data Processing, Inc.	11,600	993,424
Cognizant Technology Solutions Corp., Class A (I)	109,200	5,895,708
Gartner, Inc. (I)	3,100	264,988
International Business Machines Corp.	124,297	20,157,244
Jack Henry & Associates, Inc.	17,900	1,100,134
MasterCard, Inc., Class A	113,100	9,872,499
Paychex, Inc.	59,000	2,797,190
Teradata Corp. (I)	181,800	8,206,452
Total System Services, Inc.	21,900	722,481
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	41,900	2,289,416
Avago Technologies, Ltd.	4,500	420,300
Linear Technology Corp.	28,000	1,288,840
Skyworks Solutions, Inc.	10,800	728,676

SEE NOTES TO FUND'S INVESTMENTS5

U.S. Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	Xilinx, Inc.		44,200	$2,008,448
Software 9.9%
	ANSYS, Inc. (I)		18,600	1,553,472
	CA, Inc.		43,900	1,367,485
	Citrix Systems, Inc. (I)		31,700	2,102,027
	FactSet Research Systems, Inc.		3,900	534,534
	Intuit, Inc.		49,800	4,674,726
	Microsoft Corp.		1,256,885	60,091,672
	Oracle Corp.		1,278,255	54,210,795
	Red Hat, Inc. (I)		17,500	1,087,625
Technology hardware, storage and peripherals 5.3%
	Apple, Inc.		468,400	55,706,812
	EMC Corp.		374,300	11,360,005
	NetApp, Inc.		17,200	731,860
Materials 1.2%				14,601,062
Chemicals 1.1%
	International Flavors & Fragrances, Inc.		3,300	333,861
	Monsanto Company		88,500	10,612,035
	Sigma-Aldrich Corp.		19,400	2,650,040
	The Sherwin-Williams Company		1,600	391,776
Containers and packaging 0.1%
	AptarGroup, Inc.		9,400	613,350
Rights 0.0%				$840
(Cost $1,820)
Health care 0.0%				840
	Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)		28,000	840
Warrants 0.0%				$77
(Cost $280)
Financials 0.0%				77
	Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)		44	77
	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$1,777,319
(Cost $1,777,317)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	177,616	1,777,319
Short-term investments 0.6%
(Cost $7,525,980)
Money market funds 0.6%				7,525,980
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	7,525,980	7,525,980
Total investments (Cost $897,885,316)† 100.4%				$1,274,207,678
Other assets and liabilities, net (0.4%)				($5,481,528)
Total net assets 100.0%				$1,268,726,150

6SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $1,753,432.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $920,240,633. Net unrealized appreciation aggregated $353,967,045, of which $367,480,369 related to appreciated investment securities and $13,513,324 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q1	11/14
This report is for the information of the shareholders of John Hancock U.S. Equity Fund.		1/15

John Hancock

International Small Company Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsInternational Small Company Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 99.4%		$564,080,580
(Cost $523,636,708)
Australia 5.7%		32,309,242
Acrux, Ltd. (L)	45,699	49,627
Adelaide Brighton, Ltd.	164,093	478,172
Aditya Birla Minerals, Ltd. (I)	40,783	7,437
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	43,923	83,616
AJ Lucas Group, Ltd. (I)	14,936	10,813
Alkane Resources, Ltd. (I)	43,417	8,665
Alliance Resources, Ltd. (I)	40,937	3,863
ALS, Ltd.	2,049	8,779
Altium, Ltd.	24,992	69,943
Amalgamated Holdings, Ltd.	26,025	251,993
Amcom Telecommunications, Ltd.	104,074	202,683
Ansell, Ltd.	1,212	21,476
Antares Energy, Ltd. (I)	73,764	23,190
AP Eagers, Ltd.	29,021	141,028
APN News & Media, Ltd. (I)	243,192	157,380
Aquarius Platinum, Ltd. (I)	621,954	145,512
ARB Corp., Ltd.	20,838	201,642
Aristocrat Leisure, Ltd.	76,343	422,186
Arrium, Ltd.	924,094	188,415
ASG Group, Ltd. (I)	61,713	38,054
Atlas Iron, Ltd.	124,328	19,036
Ausdrill, Ltd.	74,956	27,159
Ausenco, Ltd.	38,459	15,023
Austal, Ltd. (I)	88,141	101,057
Austbrokers Holdings, Ltd.	22,068	193,244
Austin Engineering, Ltd. (L)	26,110	18,232
Australian Agricultural Company, Ltd. (I)	124,050	160,477
Australian Pharmaceutical Industries, Ltd.	118,330	84,591
Automotive Holdings Group, Ltd.	70,356	234,925
Aveo Group	13,968	24,786
AVJennings, Ltd.	46,118	23,914
AWE, Ltd. (I)	173,667	205,558
BC Iron, Ltd.	46,471	21,713
Beach Energy, Ltd.	421,976	366,722
Beadell Resources, Ltd. (I)	123,034	20,518
Bega Cheese, Ltd.	35,893	156,492
Bentham IMF, Ltd.	26,353	49,284
Berkeley Resources, Ltd. (I)	4,742	1,120
Billabong International, Ltd. (I)	197,139	108,749
Blackmores, Ltd.	2,993	84,039
Boom Logistics, Ltd. (I)	42,444	5,230
Bradken, Ltd.	62,294	192,044
Breville Group, Ltd.	36,595	204,748
Brickworks, Ltd.	16,854	179,905
BT Investment Management, Ltd.	27,910	160,630
Buru Energy, Ltd. (I)	5,343	2,156
Cabcharge Australia, Ltd.	50,691	205,457
Cape Lambert Iron Ore, Ltd.	117,043	9,069

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Cardno, Ltd. (L)	48,985	$133,979
Carnarvon Petroleum, Ltd. (I)	75,535	11,240
Carsales.com, Ltd.	70,420	625,849
Cash Converters International, Ltd.	117,469	98,830
Cedar Woods Properties, Ltd.	25,710	145,431
Chandler Macleod, Ltd.	6,197	1,766
Coal of Africa, Ltd. (I)	45,649	1,731
Cockatoo Coal, Ltd. (I)	202,916	2,417
Codan, Ltd.	15,311	10,359
Coffey International, Ltd. (I)	31,524	8,596
Collins Foods, Ltd.	21,391	41,057
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	156,426
Credit Corp. Group, Ltd.	4,455	36,506
Crowe Horwath Australasia, Ltd.	95,840	40,048
CSG, Ltd.	67,390	69,383
CSR, Ltd.	185,182	547,836
Cudeco, Ltd. (I)	21,846	26,204
Cue Energy Resources, Ltd. (I)	32,865	2,434
Data#3, Ltd.	35,109	21,358
Decmil Group, Ltd.	56,553	61,522
Discovery Metals, Ltd. (I)(L)	78,992	2,016
Domino's Pizza Enterprises, Ltd.	22,027	458,352
Downer EDI, Ltd.	158,538	579,125
Drillsearch Energy, Ltd. (I)	159,949	123,551
DuluxGroup, Ltd.	136,122	660,399
DWS, Ltd.	30,461	27,210
Echo Entertainment Group, Ltd.	293,206	914,095
Elders, Ltd. (I)(L)	40,650	7,782
Emeco Holdings, Ltd.	145,230	22,169
Energy Resources of Australia, Ltd. (I)	93,000	104,229
Energy World Corp., Ltd. (I)	274,968	92,546
Equity Trustees, Ltd.	639	10,689
ERM Power, Ltd.	29,578	49,205
Ethane Pipeline Income Fund	15,720	21,855
Euroz, Ltd.	8,183	7,413
Evolution Mining, Ltd.	72,052	32,177
Fairfax Media, Ltd.	656,737	412,416
FAR, Ltd. (I)	83,631	6,729
Finbar Group, Ltd.	61,857	73,151
Fleetwood Corp., Ltd. (L)	11,371	12,091
FlexiGroup, Ltd.	70,555	182,138
Flinders Mines, Ltd. (I)	121,835	1,445
Focus Minerals, Ltd. (I)	509,833	4,313
G8 Education, Ltd.	36,758	138,860
Galaxy Resources, Ltd. (I)	16,452	422
Gindalbie Metals, Ltd. (I)(L)	66,233	1,295
Global Construction Services, Ltd.	1,732	736
Goodman Fielder, Ltd.	601,503	330,462
GrainCorp, Ltd.	61,845	427,199
Grange Resources, Ltd.	51,070	4,969
Greencross, Ltd.	11,078	78,009

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
Greenland Minerals & Energy, Ltd. (I)	39,312	$2,501
Gryphon Minerals, Ltd. (I)	26,258	1,412
GUD Holdings, Ltd.	31,285	189,787
Gunns, Ltd. (I)	100,882	0
GWA Group, Ltd.	99,467	238,832
Hansen Technologies, Ltd.	43,629	59,182
HFA Holdings, Ltd.	1,276	1,607
Hills, Ltd.	66,646	67,429
Horizon Oil, Ltd. (I)	443,056	75,294
Icon Energy, Ltd. (I)	23,206	2,177
iiNET, Ltd.	49,416	338,447
Iluka Resources, Ltd.	17,549	102,288
Imdex, Ltd.	37,597	16,661
Independence Group NL	86,185	306,566
Indophil Resources NL (I)	104,144	25,635
Infigen Energy (I)	229,890	54,728
Infomedia, Ltd.	105,398	113,876
International Ferro Metals, Ltd. (I)	9,556	728
Intrepid Mines, Ltd. (I)	48,378	7,148
Invocare, Ltd.	36,462	362,612
IOOF Holdings, Ltd.	84,124	651,197
Iress, Ltd. (L)	48,365	405,938
JB Hi-Fi, Ltd. (L)	33,947	446,863
Karoon Gas Australia, Ltd. (I)	22,778	54,358
Kingsgate Consolidated, Ltd. (I)	30,752	18,018
Kingsrose Mining, Ltd. (I)	24,331	5,780
Lifestyle Communities, Ltd. (I)	5,186	8,826
Linc Energy, Ltd. (I)(L)	105,799	82,259
Liquefied Natural Gas, Ltd. (I)	16,074	44,107
Lonestar Resources, Ltd. (I)	34,714	5,881
Lycopodium, Ltd.	1,265	1,811
M2 Group, Ltd. (L)	54,168	382,635
MACA, Ltd.	40,098	34,369
Macmahon Holdings, Ltd. (I)	196,782	13,416
Macquarie Atlas Roads Group	49,228	128,144
Magellan Financial Group, Ltd.	34,238	416,895
Matrix Composites & Engineering, Ltd. (I)	1,943	1,482
Maverick Drilling & Exploration, Ltd. (I)	79,979	7,981
MaxiTRANS Industries, Ltd.	51,752	24,863
Mayne Pharma Group, Ltd. (I)	182,209	100,711
McMillan Shakespeare, Ltd.	21,727	191,988
McPherson's, Ltd.	20,700	21,696
Medusa Mining, Ltd. (I)	28,581	15,437
Melbourne IT, Ltd.	34,562	38,802
Mermaid Marine Australia, Ltd.	118,508	150,445
Mesoblast, Ltd. (I)(L)	15,434	53,735
Metals X, Ltd. (I)	32,000	20,694
Metcash, Ltd. (L)	324,842	721,058
Mincor Resources NL	61,262	29,727
Mineral Deposits, Ltd. (I)	34,649	32,326
Mineral Resources, Ltd.	47,231	306,340
Molopo Energy, Ltd. (I)	28,437	3,983

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Monadelphous Group, Ltd. (L)	29,248	$226,124
Mortgage Choice, Ltd.	31,859	70,090
Mount Gibson Iron, Ltd.	215,287	73,275
Myer Holdings, Ltd. (L)	206,736	284,363
Mystate, Ltd.	28,572	111,281
Navitas, Ltd.	79,747	340,680
Nearmap, Ltd. (I)	91,601	51,767
Neon Energy, Ltd. (I)(L)	217,572	6,504
New Hope Corp., Ltd	35,739	73,153
Newsat, Ltd. (I)(L)	230,084	39,075
Nexus Energy, Ltd. (I)	299,265	3,310
NIB Holdings, Ltd. (L)	152,455	413,288
Nick Scali, Ltd.	8,819	20,530
Noble Mineral Resources, Ltd. (I)	41,564	318
Northern Star Resources, Ltd.	202,542	200,800
NRW Holdings, Ltd.	104,637	36,474
Nufarm, Ltd.	59,528	232,493
OceanaGold Corp. (I)	80,480	151,318
Orocobre, Ltd. (I)	3,886	8,552
OrotonGroup, Ltd.	5,374	18,051
OZ Minerals, Ltd.	99,498	287,250
Pacific Brands, Ltd.	302,056	133,135
Paladin Energy, Ltd. (I)	67,325	21,399
Paladin Resources, Ltd. (I)(L)	358,649	113,997
Pan Pacific Petroleum NL (I)	67,247	1,945
PanAust, Ltd.	137,928	192,805
Panoramic Resources, Ltd.	75,229	26,279
Patties Foods, Ltd.	13,226	14,112
Peet, Ltd.	130,631	130,714
Perpetual, Ltd.	15,431	633,838
Perseus Mining, Ltd. (I)	71,987	17,464
Phosphagenics, Ltd. (I)	73,179	4,296
Platinum Australia, Ltd. (I)	36,499	2,081
PMP, Ltd. (I)	35,022	12,497
Premier Investments, Ltd.	32,211	277,643
Prima Biomed, Ltd. (I)	37,664	1,185
Primary Health Care, Ltd.	189,229	755,342
Prime Media Group, Ltd.	99,414	73,073
Programmed Maintenance Services, Ltd.	39,697	93,176
Qantas Airways, Ltd. (I)	44,689	72,912
Qube Holdings, Ltd.	67,265	122,775
RCG Corp., Ltd.	17,648	10,131
RCR Tomlinson, Ltd.	53,709	98,139
Reckon, Ltd.	35,555	57,306
Red Fork Energy, Ltd. (I)	87,713	743
Redflex Holdings, Ltd.	5,472	4,933
Regis Resources, Ltd. (I)(L)	115,412	139,369
Resolute Mining, Ltd. (I)	109,518	24,149
Resource Generation, Ltd. (I)	9,069	925
Retail Food Group, Ltd.	45,501	218,369
Rex Minerals, Ltd. (I)	25,561	3,266
Ridley Corp., Ltd.	92,109	74,905

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
Ruralco Holdings, Ltd.	5,507	$17,398
SAI Global, Ltd.	65,755	216,293
Salmat, Ltd.	15,825	16,470
Samson Oil & Gas, Ltd. (I)	96,490	1,169
Sandfire Resources NL	39,803	154,753
Saracen Mineral Holdings, Ltd. (I)	199,773	40,788
Sedgman, Ltd.	15,038	6,662
Select Harvests, Ltd.	21,180	120,355
Senex Energy, Ltd. (I)	283,286	80,475
Servcorp, Ltd.	10,693	49,089
Service Stream, Ltd.	22,001	3,634
Seven Group Holdings, Ltd.	40,032	202,879
Seven West Media, Ltd.	239,573	321,219
Seymour Whyte, Ltd.	6,338	7,127
Sigma Pharmaceuticals, Ltd.	411,153	256,569
Silex Systems, Ltd. (I)(L)	30,817	12,548
Silver Chef, Ltd.	6,391	31,904
Silver Lake Resources, Ltd. (I)(L)	151,467	32,130
Sirtex Medical, Ltd.	20,002	452,006
Skilled Group, Ltd.	70,249	117,264
Slater & Gordon, Ltd.	58,228	305,234
SMS Management & Technology, Ltd. (L)	29,758	88,647
Southern Cross Electrical Engineering, Ltd.	1,200	398
Southern Cross Media Group, Ltd.	234,384	200,885
Spark Infrastructure Group	519,138	861,150
Specialty Fashion Group, Ltd.	51,331	35,597
St. Barbara, Ltd. (I)	94,501	6,974
Strike Energy, Ltd. (I)	39,151	3,995
STW Communications Group, Ltd.	119,812	118,579
Sundance Energy Australia, Ltd. (I)	148,605	88,283
Sundance Resources, Ltd. (I)	390,505	11,248
Sunland Group, Ltd.	38,548	52,472
Super Retail Group, Ltd.	43,477	278,955
Swick Mining Services, Ltd.	30,800	6,298
Tabcorp Holdings, Ltd.	80,892	280,866
Tap Oil, Ltd. (I)	77,522	30,291
Tassal Group, Ltd.	49,503	165,805
Technology One, Ltd.	71,665	182,035
Ten Network Holdings, Ltd. (I)	761,178	158,418
TFS Corp., Ltd.	55,824	59,968
The Reject Shop, Ltd. (L)	10,731	56,093
Thorn Group, Ltd.	15,982	40,089
Tiger Resources, Ltd. (I)	291,282	39,435
Tox Free Solutions, Ltd.	51,646	100,176
Transfield Services, Ltd.	174,590	279,389
Transpacific Industries Group, Ltd.	527,027	410,177
Treasury Wine Estates, Ltd.	97,464	391,930
Troy Resources, Ltd. (I)	34,428	14,195
UGL, Ltd. (L)	59,365	104,521
UXC, Ltd.	112,964	70,681
Villa World, Ltd.	17,122	26,714
Village Roadshow, Ltd.	26,040	161,645

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Virgin Australia Holdings, Ltd. (I)	252,517	$1,074
Virgin Australia Holdings, Ltd. (I)	286,277	101,174
Virtus Health, Ltd.	5,836	34,615
Vision Eye Institute, Ltd.	55,907	36,883
Vita Group, Ltd.	15,422	14,418
Vocus Communications, Ltd.	33,125	166,215
Watpac, Ltd.	13,238	9,144
Webjet, Ltd.	23,885	62,767
Western Areas, Ltd.	72,914	263,264
Western Desert Resources, Ltd. (I)	102,010	12,586
White Energy Company, Ltd. (I)(L)	29,677	4,133
Whitehaven Coal, Ltd. (I)(L)	208,282	219,226
Wide Bay Australia, Ltd.	4,752	21,222
Austria 0.9%		5,371,148
A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	82,776
AMAG Austria Metall AG (S)	370	12,100
ams AG	20,347	753,377
Austria Technologie & Systemtechnik AG	1,610	18,051
C.A.T. Oil AG	8,053	132,936
CA Immobilien Anlagen AG (I)	1,728	33,976
Conwert Immobilien Invest SE	11,019	133,170
DO & CO AG	2,686	192,871
EVN AG	10,972	139,826
Flughafen Wien AG	3,749	362,671
Kapsch Trafficcom AG	1,796	44,755
Lenzing AG	3,487	234,031
Mayr-Melnhof Karton AG	3,092	320,965
Oesterreichische Post AG	11,569	561,972
Palfinger AG	5,059	119,354
POLYTEC Holding AG	5,464	44,930
RHI AG	9,842	230,446
Rosenbauer International AG	1,492	136,996
S IMMO AG	24,153	183,519
Schoeller-Bleckmann Oilfield Equipment AG	4,447	352,377
Semperit AG Holding	3,654	160,677
Strabag SE	3,976	91,397
UNIQA Insurance Group AG	11,822	123,814
Wienerberger AG	48,890	672,438
Zumtobel Group AG	11,734	231,723
Bahamas 0.0%		93,518
United International Enterprises	570	93,518
Belgium 1.3%		7,283,647
Ablynx NV (I)	13,284	147,723
Ackermans & van Haaren NV	9,050	1,110,705
AGFA-Gevaert NV (I)	89,593	214,892
Arseus NV	10,054	413,851
Atenor Group	171	8,111
Banque Nationale de Belgique	70	279,997
Barco NV	4,894	348,503
Cie d'Entreprises CFE	3,589	384,951

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Belgium (continued)
Cie Immobiliere de Belgique SA	673	$35,880
Cie Maritime Belge SA	5,192	102,038
D'ieteren SA	7,873	305,157
Deceuninck NV	14,114	33,381
Econocom Group SA	21,104	147,436
Elia System Operator SA	10,160	509,605
Euronav NV (I)	5,786	70,932
EVS Broadcast Equipment SA	5,232	175,370
Exmar NV	11,216	143,014
Galapagos NV (I)	6,955	111,899
Gimv NV	675	31,479
Ion Beam Applications (I)	7,434	128,315
Kinepolis NV	7,185	288,860
Lotus Bakeries SA	78	89,319
MDxHealth (I)	8,479	42,911
Melexis NV	6,229	288,741
Mobistar SA	7,425	177,064
NV Bekaert SA	15,640	530,871
Nyrstar NV (I)	61,096	205,926
Picanol (I)	592	19,658
Recticel SA	7,944	58,670
Resilux	220	30,033
Rezidor Hotel Group AB (I)	27,420	123,649
RHJ International SA (I)	23,382	130,926
Roularta Media Group NV (I)	668	9,521
Sapec SA (I)	305	14,724
Sioen Industries NV	2,849	40,335
Sipef SA	1,363	89,385
Tessenderlo Chemie NV	8,220	211,888
ThromboGenics NV (I)	6,765	56,770
Van de Velde NV	2,675	125,732
Viohalco SA (I)(L)	18,237	45,425
Bermuda 0.4%		2,413,351
Archer, Ltd. (I)	93,726	64,778
Catlin Group, Ltd.	114,372	984,283
Frontline, Ltd. (I)	17,655	21,616
Golden Ocean Group, Ltd. (L)	91,751	76,077
Hiscox, Ltd.	99,381	1,090,780
Hoegh LNG Holdings, Ltd. (I)	13,024	154,130
Northern Offshore, Ltd.	25,243	21,687
Cambodia 0.0%		262,115
NagaCorp, Ltd.	328,000	262,115
Canada 9.1%		51,430,242
5N Plus, Inc. (I)	22,489	46,610
Absolute Software Corp.	14,703	98,620
Acadian Timber Corp.	4,303	59,079
Advantage Oil & Gas, Ltd. (I)	74,864	335,857
Aecon Group, Inc.	25,228	264,966
AG Growth International, Inc.	5,100	223,669
AGF Management, Ltd., Class B	33,316	290,186
Ainsworth Lumber Company, Ltd. (I)	44,103	100,664

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Air Canada (I)	14,084	$136,591
Airboss of America Corp.	3,546	32,064
Akita Drilling, Ltd.	300	3,064
Alamos Gold, Inc.	43,258	298,096
Alaris Royalty Corp.	7,200	218,235
Alexco Resource Corp. (I)	6,700	3,984
Algoma Central Corp.	1,600	22,597
Algonquin Power & Utilities Corp.	59,553	502,047
Alliance Grain Traders, Inc.	7,314	177,557
Alterra Power Corp. (I)	16,806	5,144
Altius Minerals Corp. (I)(L)	2,400	23,150
Altus Group, Ltd.	12,055	247,952
Alvopetro Energy, Ltd. (I)(L)	37,966	13,281
Amica Mature Lifestyles, Inc.	10,700	65,969
Andrew Peller, Ltd.	1,275	16,056
Arsenal Energy, Inc. (L)	3,793	24,413
Artek Exploration, Ltd. (I)(L)	14,934	27,687
Asanko Gold, Inc. (I)	3,731	6,362
Athabasca Oil Corp. (I)	27,340	59,534
ATS Automation Tooling Systems, Inc. (I)	31,991	402,300
AuRico Gold, Inc.	31,814	110,174
AutoCanada, Inc.	6,443	297,049
Avalon Rare Metals, Inc. (I)	8,025	1,544
Avigilon Corp. (I)	5,100	76,489
Axia NetMedia Corp.	18,035	44,634
B2Gold Corp. (I)(L)	214,153	348,338
Badger Daylighting, Ltd.	15,960	430,578
Ballard Power Systems, Inc. (I)(L)	9,800	22,368
Bankers Petroleum, Ltd. (I)	105,586	321,329
Bellatrix Exploration, Ltd. (I)	52,156	211,178
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	36,194	318,735
Bird Construction, Inc.	16,379	169,591
Black Diamond Group, Ltd.	12,917	201,295
BlackPearl Resources, Inc. (I)	75,408	86,718
BMTC Group, Inc., Class A	3,096	43,320
Bonterra Energy Corp. (L)	9,663	368,774
Boralex, Inc.	9,400	110,153
Brookfield Residential Properties, Inc. (I)	4,591	108,899
Calfrac Well Services, Ltd.	25,027	267,670
Calian Technologies, Ltd.	4,058	62,990
Calvalley Petroleums, Inc.	6,543	6,294
Canaccord Genuity Group, Inc.	39,837	323,643
Canacol Energy, Ltd. (I)(L)	44,693	111,391
Canadian Energy Services & Technology Corp. (L)	60,152	360,859
Canadian Western Bank	18,303	576,540
Canam Group, Inc.	15,936	139,780
CanElson Drilling, Inc.	31,500	128,920
Canexus Corp. (L)	26,424	85,500
Canfor Corp. (I)	6,995	166,632
Canfor Pulp Products, Inc.	13,360	157,142
CanWel Building Materials Group, Ltd. (L)	11,650	63,879

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
Canyon Services Group, Inc.	26,367	$224,817
Capital Power Corp.	29,020	687,750
Capstone Infrastructure Corp. (L)	29,492	105,227
Capstone Mining Corp. (I)	119,800	200,103
Cascades, Inc.	31,418	180,787
Cathedral Energy Services, Ltd.	11,360	32,486
CCL Industries, Inc.	6,378	678,684
Celestica, Inc. (I)	63,402	683,644
Centerra Gold, Inc.	37,478	173,051
Cequence Energy, Ltd. (I)(L)	64,292	73,653
Cervus Equipment Corp. (L)	2,880	48,407
Chinook Energy, Inc. (I)(L)	38,191	49,096
Cineplex, Inc. (L)	21,919	840,148
Clarke, Inc.	2,900	26,654
Claude Resources, Inc. (I)	21,200	5,376
Clearwater Seafoods, Inc.	5,000	48,098
Cogeco Cable, Inc.	5,852	332,645
Cogeco, Inc.	1,865	99,880
Colabor Group, Inc.	3,600	10,673
COM DEV International, Ltd.	35,729	118,107
Computer Modelling Group, Ltd.	12,700	138,939
Connacher Oil and Gas, Ltd. (I)	57,057	3,493
Copper Mountain Mining Corp. (I)	41,468	71,078
Corby Spirit and Wine, Ltd.	3,522	71,672
Corridor Resources, Inc. (I)(L)	11,000	10,870
Corus Entertainment, Inc.	29,790	564,278
Cott Corp.	40,331	264,453
Crew Energy, Inc. (I)	46,873	295,954
DeeThree Exploration, Ltd. (I)	31,309	150,864
Delphi Energy Corp. (I)	72,367	104,105
Denison Mines Corp. (I)	184,719	187,384
DH Corp.	27,154	854,870
DHX Media, Ltd.	1,971	15,306
DirectCash Payments, Inc. (L)	4,420	62,657
Dominion Diamond Corp. (I)	30,519	494,708
Dorel Industries, Inc., Class B	10,074	333,275
DragonWave, Inc. (I)(L)	7,498	7,847
Dundee Precious Metals, Inc. (I)	19,524	50,539
E-L Financial Corp., Ltd.	74	44,652
Eastern Platinum, Ltd. (I)	11,202	14,694
easyhome, Ltd.	700	14,024
EcoSynthetix, Inc. (I)	3,185	3,342
Enbridge Income Fund Holdings, Inc.	16,746	435,088
Endeavour Silver Corp. (I)	39,810	104,088
Enercare, Inc.	2,500	34,303
Enerflex, Ltd.	18,907	278,273
Energy Fuels, Inc. (I)	4,269	30,016
Enghouse Systems, Ltd.	7,402	256,465
Ensign Energy Services, Inc.	20,038	192,407
Entree Gold, Inc. (I)	7,500	1,509
Epsilon Energy, Ltd. (I)	16,000	53,170
Equitable Group, Inc.	2,500	148,666

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Essential Energy Services, Ltd.	57,270	$83,639
Evertz Technologies, Ltd.	7,228	110,743
Excellon Resources, Inc. (I)	4,320	2,191
Exchange Income Corp.	7,683	154,466
Exco Technologies, Ltd.	9,290	96,800
Exeter Resource Corp. (I)	7,379	4,582
EXFO, Inc. (I)(L)	8,512	28,943
Extendicare, Inc. (L)	36,200	218,435
Fiera Capital Corp.	6,600	76,187
Firm Capital Mortgage Investment Corp. (L)	1,400	15,634
First Majestic Silver Corp. (I)	25,700	104,733
First National Financial Corp.	600	12,719
FirstService Corp.	9,308	497,518
Forsys Metals Corp. (I)	15,300	2,601
Fortress Paper, Ltd. (I)(L)	2,404	3,931
Fortuna Silver Mines, Inc. (I)(L)	55,059	213,062
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	49,182
Gasfrac Energy Services, Inc. (I)(L)	18,100	5,777
Genesis Land Development Corp.	1,561	5,843
Glacier Media, Inc.	8,800	12,005
GLENTEL, Inc.	5,800	131,619
Gluskin Sheff + Associates, Inc.	11,878	290,432
GLV, Inc., Class A (I)	1,851	3,124
GMP Capital, Inc.	19,948	106,761
Golden Star Resources, Ltd. (I)(L)	52,098	14,790
Gran Tierra Energy, Inc. (I)	95,342	365,193
Great Canadian Gaming Corp. (I)	21,929	422,855
Great Panther Silver, Ltd. (I)	42,634	32,797
Guardian Capital Group, Ltd.	200	3,192
Guyana Goldfields, Inc. (I)	15,200	36,554
Hanfeng Evergreen, Inc. (I)	3,700	16
Heroux-Devtek, Inc. (I)	13,976	143,610
High Liner Foods, Inc.	5,179	97,285
HNZ Group, Inc.	700	12,561
Home Capital Group, Inc.	6,924	317,650
Horizon North Logistics, Inc. (L)	39,033	97,284
HudBay Minerals, Inc.	66,148	502,690
Hudson's Bay Company	2,468	51,907
IMAX Corp. (I)(L)	20,944	657,403
Imperial Metals Corp. (I)	14,800	115,449
Imris, Inc. (I)	3,000	748
Innergex Renewable Energy, Inc. (L)	35,988	344,301
Interfor Corp. (I)	23,555	363,573
International Tower Hill Mines, Ltd. (I)	4,097	1,541
Intertape Polymer Group, Inc.	20,311	339,257
Just Energy Group, Inc. (L)	67,612	332,295
K-Bro Linen, Inc. (L)	2,433	95,469
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	20,657
Kelt Exploration, Ltd. (I)	5,196	37,033
Killam Properties, Inc.	20,699	192,418

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
Kingsway Financial Services, Inc. (I)	2,175	$11,812
Kirkland Lake Gold, Inc. (I)	33,309	100,786
Knight Therapeutics, Inc. (I)	4,223	24,965
Lake Shore Gold Corp. (I)	93,233	75,010
Laurentian Bank of Canada	15,971	709,791
Legacy Oil + Gas, Inc. (I)	58,052	150,778
Leisureworld Senior Care Corp. (L)	12,633	154,225
Leon's Furniture, Ltd.	7,809	109,265
Leucrotta Exploration, Inc. (I)	24,000	34,211
Lightstream Resources, Ltd. (L)	75,972	170,746
Linamar Corp.	7,737	459,078
Liquor Stores N.A., Ltd.	9,895	129,020
Long Run Exploration, Ltd. (L)	54,489	101,973
Lucara Diamond Corp.	122,592	244,434
MacDonald Dettwiler & Associates, Ltd.	3,248	255,040
Magellan Aerospace Corp.	4,124	47,858
Mainstreet Equity Corp. (I)	1,600	55,269
Major Drilling Group International, Inc.	23,398	133,411
Mandalay Resources Corp.	62,855	45,623
Manitoba Telecom Services, Inc.	9,400	237,158
Maple Leaf Foods, Inc.	35,629	587,637
Martinrea International, Inc.	31,118	275,667
Maxim Power Corp. (I)	6,300	13,498
McCoy Global, Inc.	5,254	20,952
Mediagrif Interactive Technologies, Inc.	600	9,445
Medical Facilities Corp.	12,338	202,846
Mega Uranium, Ltd. (I)	26,600	4,536
Melcor Developments, Ltd.	4,900	94,829
Migao Corp. (I)	3,400	3,271
Minera Andes Acquisition Corp. (I)	947	1,259
Mitel Networks Corp. (I)	17,722	188,146
Morneau Shepell, Inc.	16,455	239,306
MTY Food Group, Inc.	4,549	138,439
Mullen Group, Ltd. (L)	30,612	602,603
Nautilus Minerals, Inc. (I)	20,040	8,938
Nevada Copper Corp. (I)	6,158	7,108
Nevsun Resources, Ltd. (L)	99,555	395,260
New Flyer Industries, Inc.	15,187	174,780
New Millennium Iron Corp. (I)	2,000	359
Newalta Corp.	19,130	323,880
Niko Resources, Ltd. (I)(L)	29,700	6,753
Norbord, Inc.	9,523	191,459
North American Energy Partners, Inc.	3,335	15,632
North American Palladium, Ltd. (I)	25,300	3,669
North American Palladium, Ltd. (I)	55,400	7,994
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	2,617
Northland Power, Inc. (L)	30,811	449,703
Novagold Resources, Inc. (I)	19,400	53,441
NuVista Energy, Ltd. (I)	43,102	308,329
Painted Pony Petroleum, Ltd. (I)	17,286	146,481
Pan American Silver Corp. (L)	58,699	549,260
Parex Resources, Inc. (I)	42,755	300,238

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Parkland Fuel Corp. (L)	24,902	$464,503
Pason Systems, Inc.	23,354	523,652
Perpetual Energy, Inc. (I)(L)	30,632	35,092
PHX Energy Services Corp.	11,019	93,664
Pilot Gold, Inc. (I)	4,070	2,669
Platinum Group Metals, Ltd. (I)	11,200	6,954
Points International, Ltd. (I)	3,410	45,506
Polymet Mining Corp. (I)(L)	20,250	21,959
Premium Brands Holdings Corp. (L)	7,221	156,292
Primero Mining Corp. (I)	34,471	140,476
Pulse Seismic, Inc. (L)	28,891	72,259
Pure Technologies, Ltd.	200	1,357
QLT, Inc. (I)	8,200	32,413
Questerre Energy Corp. (I)	26,400	11,313
RB Energy, Inc. (I)	50,909	1,120
Reitmans Canada, Ltd.	1,503	7,571
Reitmans Canada, Ltd., Class A	22,570	115,860
Richelieu Hardware, Ltd.	5,746	286,069
Richmont Mines, Inc. (I)	12,720	36,041
Ritchie Brothers Auctioneers, Inc. (L)	29,422	768,797
RMP Energy, Inc. (I)	49,317	225,560
Rock Energy, Inc. (I)	13,173	40,550
Rocky Mountain Dealerships, Inc. (L)	6,328	53,900
Rogers Sugar, Inc. (L)	33,151	133,938
RONA, Inc.	50,950	612,648
Rubicon Minerals Corp. (I)(L)	21,100	21,589
Russel Metals, Inc.	23,007	602,588
Sabina Gold & Silver Corp. (I)	8,968	3,059
San Gold Corp.	20,836	1,184
Sandstorm Gold, Ltd. (I)	36,488	97,323
Sandvine Corp. (I)	72,744	183,212
Savanna Energy Services Corp. (L)	34,333	140,214
Scorpio Mining Corp. (I)	24,416	5,552
Sears Canada, Inc.	10,168	95,856
Secure Energy Services, Inc.	40,045	597,436
SEMAFO, Inc.	83,607	248,591
ShawCor, Ltd.	12,001	490,325
Sherritt International Corp.	118,842	272,292
Shore Gold, Inc. (I)	400	66
Sierra Wireless, Inc. (I)(L)	14,149	523,095
Silver Standard Resources, Inc. (I)(L)	23,810	123,475
Solium Capital, Inc. (I)	13,429	85,260
Sprott Resource Corp. (I)(L)	45,670	77,881
Sprott, Inc. (L)	36,451	77,460
Spyglass Resources Corp. (L)	39,338	23,049
St Andrew Goldfields, Ltd. (I)	15,500	3,456
Stantec, Inc.	10,886	316,281
Stella-Jones, Inc.	13,707	418,762
Stornoway Diamond Corp. (I)	2,566	1,167
Strad Energy Services, Ltd.	8,902	33,553
Stuart Olson Inc	7,100	44,146
Student Transportation of America, Ltd. (L)	25,713	163,700

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
Canada (continued)
SunOpta, Inc. (I)	24,962	$294,159
Superior Plus Corp. (L)	42,100	472,728
Surge Energy, Inc. (L)	67,976	295,444
TAG Oil, Ltd. (I)(L)	20,222	27,764
Taseko Mines, Ltd. (I)(L)	58,536	73,770
Tembec, Inc. (I)(L)	40,748	103,340
Teranga Gold Corp. (I)	17,598	7,002
Teranga Gold Corp., ADR (I)	3,505	1,599
The Descartes Systems Group, Inc. (I)	10,532	158,417
The North West Company, Inc.	16,137	345,319
Timmins Gold Corp. (I)	66,972	62,082
TORC Oil & Gas, Ltd. (L)	22,180	163,319
Toromont Industries, Ltd.	21,580	540,302
Torstar Corp., Class B	32,264	186,220
Total Energy Services, Inc.	11,239	170,723
Touchstone Exploration, Inc. (I)	10,234	4,654
Transalta Renewables, Inc.	953	9,968
Transcontinental, Inc., Class A	26,887	360,688
TransForce, Inc.	30,225	788,467
TransGlobe Energy Corp.	30,627	99,635
Transition Therapeutics, Inc. (I)	3,200	19,617
Trican Well Service, Ltd.	54,044	375,260
Trinidad Drilling, Ltd.	45,242	229,474
Twin Butte Energy, Ltd.	115,364	118,038
UEX Corp. (I)	14,600	3,958
Uni-Select, Inc.	6,540	168,090
Valener, Inc. (L)	15,435	218,263
Vecima Networks, Inc.	2,921	24,267
Veresen, Inc.	512	8,059
Vicwest, Inc.	5,763	63,653
Wajax Corp.	6,347	185,886
Wesdome Gold Mines, Ltd. (I)	11,600	8,826
Western Energy Services Corp.	22,926	121,697
Western Forest Products, Inc.	138,853	292,642
WesternOne, Inc.	13,000	42,632
Westport Innovations, Inc. (I)(L)	2,300	10,856
Westshore Terminals Investment Corp.	15,132	441,190
Whistler Blackcomb Holdings, Inc.	11,451	199,679
Whitecap Resources, Inc. (L)	49,430	513,536
Wi-Lan, Inc.	55,498	175,691
Winpak, Ltd.	9,525	245,559
WSP Global, Inc.	13,778	419,545
Xtreme Drilling and Coil Services Corp. (I)	6,548	15,575
Yangarra Resources, Ltd. (I)	16,100	18,585
Zargon Oil & Gas, Ltd. (L)	10,661	52,676
Zenith Epigenetics Corp. (I)	5,300	1,993
Cayman Islands 0.0%		70,260
Endeavour Mining Corp. (I)	174,658	70,260
China 0.1%		443,155
Aupu Group Holding Company, Ltd.	108,000	20,191
Bund Center Investment, Ltd.	222,000	33,679

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
China (continued)
China Chuanglian Education Group, Ltd. (I)	640,000	$24,667
China Gold International Resources Corp., Ltd. (I)	71,100	146,739
Delong Holdings, Ltd. (I)	45,500	8,261
Joyou AG (I)	308	4,083
Sino Grandness Food Industry Group, Ltd. (I)	121,000	43,130
Xinyi Solar Holdings, Ltd.	566,000	162,405
Cyprus 0.0%		249,873
Bank of Cyprus PCL (I)	157,222	0
Deep Sea Supply PLC	41,514	37,507
ProSafe SE	59,465	195,536
Songa Offshore SE (I)	69,207	16,830
Denmark 1.7%		9,488,074
ALK-Abello A/S	1,799	204,669
Alm Brand A/S (I)	33,471	174,840
Ambu A/S	2,023	147,377
Auriga Industries A/S (I)	5,953	304,453
Bang & Olufsen A/S (I)	12,344	89,299
Bavarian Nordic A/S (I)	11,114	331,971
BoConcept Holding A/S (I)	75	997
Brodrene Hartmann A/S	800	23,613
D/S Norden A/S (L)	6,864	164,488
DFDS A/S	1,610	148,720
East Asiatic Company, Ltd. A/S	2,528	23,360
FLSmidth & Company A/S (L)	15,549	657,854
Fluegger A/S	225	13,599
Genmab A/S (I)	13,165	650,613
GN Store Nord A/S	49,664	1,063,628
Gronlandsbanken A/S	20	2,043
Harboes Bryggeri A/S	441	6,148
IC Companys A/S	3,014	75,446
Jeudan A/S	492	45,841
Jyske Bank A/S (I)	19,610	1,015,623
NKT Holding A/S	8,097	440,308
Nordjyske Bank A/S	1,190	23,941
Parken Sport & Entertainment A/S (I)	864	8,470
PER Aarsleff A/S	827	149,897
Ringkjoebing Landbobank A/S	1,164	232,252
Rockwool International A/S, B Shares	2,189	272,744
Royal Unibrew A/S	3,238	557,920
Schouw & Company A/S	4,906	237,025
SimCorp A/S	11,721	320,964
Solar A/S	2,890	141,777
Spar Nord Bank A/S	31,135	307,156
Sydbank A/S (I)	22,090	692,097
TK Development A/S (I)	29,253	40,040
Topdanmark A/S (I)	25,285	816,248
Vestjysk Bank A/S (I)	3,265	5,815
William Demant Holdings A/S (I)	948	67,853
Zealand Pharma A/S (I)	2,591	28,985
Faroe Islands 0.0%		278,370
Bakkafrost P/F	11,285	278,370

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

	Shares	Value
Finland 2.5%		$14,080,815
Afarak Group OYJ	20,289	8,330
Ahlstrom OYJ	2,379	21,309
Aktia Bank OYJ	7,313	88,785
Alma Media OYJ	11,325	43,468
Amer Sports OYJ	42,751	871,305
Apetitt OYJ	930	16,409
Aspo OYJ	4,876	43,270
Atria PLC	2,503	22,772
BasWare OYJ	1,417	71,470
Biotie Therapies OYJ (I)	35,851	9,467
Cargotec Corp. OYJ	13,137	426,856
Caverion Corp.	39,502	310,805
Citycon OYJ	99,549	320,185
Cramo OYJ	3,712	55,048
Digia PLC	2,622	9,635
Elektrobit OYJ	10,961	49,435
Elisa OYJ, Class A	54,577	1,580,580
F-Secure OYJ	38,302	92,026
Finnair OYJ (I)	35,466	106,764
Finnlines OYJ (I)	2,378	47,467
Fiskars OYJ Abp (L)	11,949	322,453
HKScan OYJ	7,003	31,069
Huhtamaki OYJ	29,001	734,519
Ilkka-Yhtyma OYJ	2,083	5,477
Kemira OYJ	42,097	515,378
Kesko OYJ, A Shares	1,917	70,513
Kesko OYJ, B Shares	22,023	856,019
Konecranes OYJ	18,010	524,629
Lassila & Tikanoja OYJ	10,137	183,624
Lemminkainen OYJ	1,173	15,575
Metsa Board OYJ, Series B	88,841	428,672
Metso OYJ	3,555	110,216
Neste Oil OYJ	52,692	1,249,690
Okmetic OYJ	2,212	12,659
Olvi OYJ, Series A	5,156	142,889
Oriola-KD OYJ	29,378	107,567
Orion OYJ, Class A	6,771	229,990
Orion OYJ, Class B (L)	24,449	838,226
Outokumpu OYJ (I)	37,531	222,980
Outotec OYJ (L)	57,733	337,282
PKC Group OYJ	7,087	139,196
Ponsse OYJ	1,465	22,460
Poyry OYJ (I)	12,889	49,696
Raisio OYJ	42,168	214,152
Ramirent OYJ	26,482	227,491
Rapala VMC OYJ	617	3,739
Sanoma OYJ	14,882	86,595
Stockmann OYJ ABP, Series A	1,949	21,053
Stockmann OYJ ABP, Series B	7,056	77,261
Talvivaara Mining Company PLC (I)	90,559	3,412
Technopolis OYJ	30,810	153,614
Teleste OYJ	1,377	8,955

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Finland (continued)
Tieto OYJ	24,201	$620,085
Tikkurila OYJ	13,250	257,376
Uponor OYJ (L)	24,921	325,801
Vacon PLC	7,998	337,774
Vaisala OYJ	3,370	89,612
YIT OYJ (L)	45,085	307,730
France 4.2%		23,996,516
ABC Arbitrage	1,775	10,180
Actia Group	1,612	10,224
Air France-KLM (I)(L)	53,194	560,951
Akka Technologies SA	2,604	88,804
ALBIOMA	7,957	168,621
Altamir (L)	3,756	46,635
Alten SA	10,372	457,795
Altran Technologies SA	51,932	469,525
April	6,582	104,309
Archos SA (I)	432	1,261
Assystem SA	4,749	100,688
Aubay	2,137	24,049
Audika Groupe	166	2,323
Axway Software SA	1,100	22,572
Beneteau SA (I)	17,083	237,256
Bigben Interactive	107	707
BioMerieux SA	4,518	475,947
Boiron SA	3,395	301,785
Bonduelle S.C.A	5,499	139,068
Bongrain SA	1,532	102,846
Burelle SA	123	85,389
Cegedim SA (I)	1,622	55,496
Cegid SA	1,783	64,659
Chargeurs SA (I)	8,457	53,740
Cie des Alpes	1,909	35,587
Club Mediterranee SA (I)	4,985	148,342
Compagnie Plastic Omnium SA	18,208	475,633
Derichebourg SA	30,974	85,783
Devoteam SA	1,307	25,499
Eiffage SA	1,682	81,841
Electricite de Strasbourg SA	142	19,179
Eramet	370	36,329
Esso SA Francaise	591	24,900
Etablissements Maurel et Prom SA	38,605	375,885
Euler Hermes SA	680	69,013
Euro Disney SCA (I)	3,416	12,903
Exel Industries SA	185	11,033
Faiveley Transport	1,900	121,033
Faurecia	20,222	742,153
Fimalac	2,383	163,680
Fleury Michon SA	344	20,115
GameLoft SA (I)	22,556	105,059
Gaumont SA	489	24,233
GEA	126	12,277
GL Events SA	3,290	62,475

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Groupe Crit	1,136	$53,653
Groupe Gorge	932	24,092
Guerbet SA	2,149	93,001
Haulotte Group SA	4,229	63,443
Havas SA	97,811	815,628
Hi-Media SA (I)	17,950	53,640
Ingenico SA	9,221	996,224
Interparfums SA	3,681	103,320
Ipsen SA	11,773	621,731
IPSOS	12,659	357,662
Jacquet Metal Service	4,671	90,919
Korian-Medica	13,418	490,676
Lagardere SCA	43,702	1,238,680
Laurent-Perrier	543	46,891
Le Noble Age (I)	1,354	31,766
Lectra	8,076	89,344
Linedata Services	386	10,528
LISI	7,820	211,707
Maisons France Confort	1,083	39,068
Manitou BF SA	2,368	35,212
Manutan International	908	43,776
Marseill Tunnel Prado-Carena	219	8,300
Mersen	3,157	75,023
Metabolic Explorer SA (I)	6,020	29,759
Metropole Television SA	20,341	385,669
MGI Coutier	3,616	54,898
Montupet	2,688	226,572
Naturex (L)	2,502	159,494
Neopost SA	12,538	889,525
Nexans SA	9,495	311,226
Nexity SA	10,107	393,872
NextRadioTV	1,774	57,391
Norbert Dentressangle SA	1,271	182,332
NRJ Group (I)	2,509	22,059
Onxeo (I)	1,645	11,244
Orpea	13,169	829,244
Parrot SA (I)	2,312	51,111
Pierre & Vacances SA (I)	1,815	49,394
Rallye SA	9,462	368,490
Recylex SA (I)	2,379	5,887
Robertet SA	258	51,937
Rubis SCA	12,854	754,285
Saft Groupe SA	11,499	358,398
Samse SA	285	36,810
Sartorius Stedim Biotech	1,529	285,180
SEB SA	8,040	656,730
Seche Environnement SA	1,623	43,094
Sequana SA (I)	1,840	6,182
Societe d'Edition de Canal Plus	21,988	161,287
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	18,925
Societe Internationale de Plantations d'Heveas SA	288	12,469
Societe Television Francaise 1	44,149	703,348

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
SOITEC (I)(L)	88,803	$239,699
Solocal Group (I)	128,634	93,215
Somfy SA	383	109,166
Sopra Steria Group	4,882	377,307
Stef SA	1,579	87,511
Store Electronic (I)	124	2,197
Synergie SA	2,549	61,045
Technicolor SA (I)	101,115	603,801
Teleperformance	21,575	1,506,478
Tessi SA	410	42,282
Theolia SA (I)	10,701	7,984
Thermador Groupe	1,127	101,831
Touax SA	271	5,191
Trigano SA (I)	3,385	83,595
UBISOFT Entertainment (I)	40,357	705,150
Union Financiere de France Banque SA	577	15,369
Valneva SE (I)	7,219	41,524
Vetoquinol SA	677	30,394
Vicat SA	5,347	403,735
Viel & Compagnie SA	6,515	15,015
Vilmorin & Compagnie SA	1,757	179,592
Virbac SA	1,381	309,192
VM Materiaux SA	539	14,342
Vranken-Pommery Monopole Group SA	407	12,023
Gabon 0.0%		86,651
Total Gabon SA	211	86,651
Germany 5.1%		29,009,560
Aareal Bank AG	21,708	946,812
Adler Modemaerkte AG	2,325	36,254
ADVA Optical Networking SE (I)	14,956	53,480
Air Berlin PLC (I)	5,366	7,400
Aixtron SE NA (I)	17,077	202,283
Aixtron SE, ADR (I)(L)	3,360	39,514
Allgeier SE	1,897	34,240
Amadeus Fire AG	1,497	114,412
Aurubis AG	9,459	520,570
Balda AG	3,880	12,941
Bauer AG	3,572	61,333
BayWa AG	5,268	194,161
Bechtle AG	6,895	532,877
Bertrandt AG	1,305	173,393
Bijou Brigitte AG	1,741	119,454
Biotest AG	323	32,460
Borussia Dortmund GmbH & Company KGaA	37,982	200,103
CANCOM SE (L)	5,946	251,398
Carl Zeiss Meditec AG	10,155	279,197
Celesio AG	28,435	947,180
CENIT AG	2,997	43,907
CENTROTEC Sustainable AG	4,066	67,996
Cewe Color Holding AG	2,266	148,006
comdirect bank AG	14,328	145,972

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
CompuGroup Medical AG	9,736	$257,521
Constantin Medien AG (I)	7,438	11,174
CropEnergies AG	7,965	36,972
CTS Eventim AG	14,376	444,392
DAB Bank AG (I)	3,886	22,334
Data Modul AG	635	16,541
DEAG Deutsche Entertainment AG	38	325
Delticom AG	2,284	55,133
Deutsche Beteiligungs AG	222	6,480
Deutsche Wohnen AG	79,007	1,894,780
Deutz AG	37,738	179,244
Dialog Semiconductor PLC (I)	23,925	852,520
DMG MORI SEIKI AG	28,236	747,562
Dr Hoenle AG	593	13,184
Draegerwerk AG & Company KGaA	986	82,546
Drillisch AG	19,160	702,154
Duerr AG	7,534	647,336
Eckert & Ziegler AG	2,133	55,838
Elmos Semiconductor AG	4,483	83,374
ElringKlinger AG	11,052	369,949
Euromicron AG (L)	2,304	34,492
Evotec AG (I)(L)	36,504	146,373
First Sensor AG (I)	680	8,523
Francotyp-Postalia Holding AG	2,607	12,552
Freenet AG	40,112	1,183,567
Gerresheimer AG	10,669	589,517
Gerry Weber International AG	7,054	277,439
Gesco AG	1,167	100,740
GFK AG	5,703	244,575
GFT Technologies AG	5,895	84,030
Grammer AG	5,254	217,392
Grenkeleasing AG	1,123	123,809
H&R AG (I)	1,666	16,362
Hamburger Hafen und Logistik AG	9,989	227,128
Hawesko Holding AG	1,017	53,130
Heidelberger Druckmaschinen AG (I)	115,600	312,396
Homag Group AG	1,517	55,533
Hornbach Baumarkt AG	1,077	41,334
Indus Holding AG	10,323	507,191
Init Innovation In Traffic Systems AG	1,078	28,083
Intershop Communications AG (I)	2,654	3,625
Isra Vision AG	1,225	76,571
Jenoptik AG	21,084	239,634
Kloeckner & Company SE (I)	44,926	530,867
Koenig & Bauer AG	4,281	54,668
Kontron AG	18,337	109,402
Krones AG	4,922	482,790
KSB AG	73	40,018
KUKA AG	9,672	729,814
KWS Saat AG	861	283,452
Leoni AG	12,569	752,826
LPKF Laser & Electronics AG (L)	8,835	120,923

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Manz AG (I)	872	$68,230
MasterFlex AG (I)	414	3,624
Mediclin AG (I)	8,179	37,019
Medigene AG (I)	843	4,298
MLP AG	14,178	68,623
Mobotix AG	402	5,649
MorphoSys AG (I)	177	17,412
MTU Aero Engines Holding AG	6,157	548,568
Muehlbauer Holding AG & Company KGaA	397	8,173
MVV Energie AG	2,452	73,453
Nemetschek AG	1,967	195,520
Nordex SE (I)	26,497	515,092
Norma Group SE	12,656	612,668
OHB AG	2,619	69,384
Patrizia Immobilien AG (I)	14,148	200,045
Pfeiffer Vacuum Technology AG	3,724	298,852
PNE Wind AG	22,791	70,892
PSI AG	2,339	34,524
Puma SE	430	98,364
PVA TePla AG	1,400	3,308
QSC AG (L)	42,179	86,085
R Stahl AG	823	40,938
Rational AG	824	262,272
Rheinmetall AG	15,900	672,964
Rhoen-Klinikum AG	20,788	605,004
SAF-Holland SA	16,905	234,748
Salzgitter AG	12,274	405,469
Schaltbau Holding AG	1,481	72,875
SGL Carbon SE (L)	2,992	54,172
SHW AG	490	23,016
Singulus Technologies AG (I)	13,872	12,057
Sixt SE	6,249	251,117
SKW Stahl-Metallurgie Holding AG	2,060	10,008
SMA Solar Technology AG (L)	4,351	114,177
SMT Scharf AG	1,261	23,841
Softing AG	2,069	38,925
Software AG	8,708	231,030
Solarworld AG (I)	90	1,600
Stada Arzneimittel AG	21,836	786,146
Stroeer Media AG	7,167	203,758
Suss Microtec AG (I)	4,892	29,648
TAG Immobilien AG (L)	28,673	323,654
Takkt AG	9,177	147,614
Technotrans AG	2,268	25,390
Telegate AG	848	4,049
Tom Tailor Holding AG (I)	5,865	80,354
Tomorrow Focus AG	802	3,650
TUI AG	55,781	951,419
Vossloh AG (L)	2,354	154,581
VTG AG	4,122	86,796
Wacker Neuson SE	9,310	196,511
Washtec AG	1,640	24,976

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Germany (continued)
Wincor Nixdorf AG	10,001	$494,846
XING AG	764	88,714
Gibraltar 0.1%		533,962
888 Holdings PLC	55,416	116,456
Bwin.Party Digital Entertainment PLC	248,582	417,506
Greece 0.0%		92
Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	92
TT Hellenic Postbank SA (I)	20,725	0
Guernsey, Channel Islands 0.0%		48,759
Puma Brandenburg, Ltd. (I)	8,000	3,124
Puma Brandenburg, Ltd., A Shares (I)	8,000	7,498
Raven Russia, Ltd.	39,227	35,729
Tethys Petroleum, Ltd. (I)	10,200	2,408
Hong Kong 3.2%		18,066,805
Aeon Stores Hong Kong Company, Ltd.	8,000	9,786
Alco Holdings, Ltd.	54,000	11,430
Allied Group, Ltd.	18,000	73,110
Allied Properties HK, Ltd.	726,000	132,667
Apac Resources, Ltd. (I)	98,541	2,249
APT Satellite Holdings, Ltd.	94,000	156,610
Asia Financial Holdings, Ltd.	66,000	28,269
Asia Satellite Telecom Holdings Company, Ltd.	35,220	123,003
Asia Standard International Group, Ltd.	354,000	84,772
Associated International Hotels, Ltd.	26,000	77,410
Bonjour Holdings, Ltd.	635,000	75,035
Brightoil Petroleum Holdings, Ltd. (I)(L)	934,000	297,689
Brockman Mining, Ltd. (I)(L)	855,430	36,985
Burwill Holdings Ltd. (I)	1,604,000	73,279
Cafe de Coral Holdings, Ltd.	122,000	416,596
Cec International Holdings, Ltd.	70,000	24,177
Century City International Holdings, Ltd.	164,000	12,262
Champion Technology Holdings, Ltd.	494,000	10,794
Chen Hsong Holdings	40,000	11,248
Chevalier International Holdings, Ltd.	40,000	69,761
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	19,955
China Dynamics Holdings, Ltd. (I)(L)	1,050,000	122,832
China Electronics Corp. Holdings Company, Ltd.	332,000	92,748
China Energy Development Holdings, Ltd. (I)	2,970,000	89,228
China Metal International Holdings, Inc.	58,000	19,867
China Solar Energy Holdings Ltd. (I)	127,000	2,948
China Star Entertainment, Ltd. (I)	2,650,000	47,763
China Strategic Holdings, Ltd. (I)	610,000	11,132
China Ting Group Holdings, Ltd.	124,000	6,567
China Tycoon Beverage Holdings, Ltd. (I)	104,000	3,480
Chow Sang Sang Holdings International, Ltd.	116,000	315,287
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	47,572
Chuang's Consortium International, Ltd.	164,021	20,507
Citic Telecom International Holdings, Ltd.	442,000	182,201
CK Life Sciences International Holdings, Inc.	1,270,000	132,449
Convenience Retail Asia, Ltd.	68,000	44,164

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
CP Lotus Corp. (I)	280,000	$6,631
Cross-Harbour Holdings, Ltd.	22,000	20,231
CSI Properties, Ltd	2,266,333	96,281
CST Mining Group, Ltd. (I)	2,711,040	18,836
Culturecom Holdings, Ltd. (I)(L)	100,000	14,664
Dah Sing Banking Group, Ltd.	146,848	255,992
Dah Sing Financial Holdings, Ltd.	57,544	355,418
Dan Form Holdings Company, Ltd. (I)	66,000	6,629
Dickson Concepts International, Ltd.	94,000	48,847
DMX Technologies Group, Ltd.	34,000	4,384
Dorsett Hospitality International, Ltd.	299,000	53,506
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	63,675
Emperor International Holdings, Ltd.	320,250	75,088
Emperor Watch & Jewellery, Ltd.	1,310,000	59,851
ENM Holdings, Ltd. (I)	60,000	3,665
EPI Holdings, Ltd. (I)	1,060,000	22,004
Esprit Holdings, Ltd.	643,850	837,155
eSun Holdings, Ltd. (I)	113,000	12,075
Fairwood Holdings, Ltd.	29,500	71,062
Far East Consortium International, Ltd.	489,116	182,721
Fortune Oil PLC	276,527	29,512
Fountain SET Holdings, Ltd.	170,000	19,304
Future Bright Holdings, Ltd.	126,000	43,975
G-Resources Group, Ltd. (I)	8,689,800	217,556
GCL New Energy Holdings, Ltd. (I)	912,000	146,997
Get Nice Holdings, Ltd.	1,244,000	56,860
Giordano International, Ltd.	451,708	211,759
Glorious Sun Enterprises, Ltd.	88,000	19,171
Good Fellow Resources Holdings, Ltd. (I)	90,000	6,713
Guangnan Holdings, Ltd.	108,000	17,527
Guotai Junan International Holdings, Ltd.	181,200	134,041
Haitong International Securities Group, Ltd. (L)	194,520	118,559
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	352,000	24,889
Harbour Centre Development, Ltd.	37,500	66,537
HKR International, Ltd.	393,600	200,271
Hong Kong Aircraft Engineering Company, Ltd.	12,400	136,942
Hong Kong Television Network, Ltd. (I)	31,000	16,708
Hong Kong Television Network, Ltd., ADR	1,717	18,664
Hongkong Chinese, Ltd.	224,000	50,504
Hop Hing Group Holdings, Ltd.	412,000	8,372
Hopewell Holdings, Ltd.	221,000	808,250
Hsin Chong Construction Group, Ltd.	416,000	51,993
Hung Hing Printing Group, Ltd.	76,216	10,806
Hutchison Telecommunications Hong Kong Holdings, Ltd.	524,000	213,343
I-CABLE Communications, Ltd. (I)	332,000	30,324
Imagi International Holdings, Ltd. (I)	2,263,500	55,355
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	21,099
International Standard Resources Holdings, Ltd. (I)	900,000	46,340
iOne Holdings, Ltd.	260,000	8,371
IRC, Ltd. (I)	400,000	29,325

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
IT, Ltd.	234,808	$68,702
Johnson Electric Holdings, Ltd.	132,500	511,341
K Wah International Holdings, Ltd. (L)	492,655	293,544
Kader Holdings Company, Ltd. (I)	40,000	5,290
Keck Seng Investments, Ltd.	1,000	945
King Stone Energy Group, Ltd. (I)	120,000	3,722
Kingston Financial Group, Ltd.	1,860,000	224,992
Kowloon Development Company, Ltd.	135,000	161,385
Lai Sun Development Company, Ltd. (I)	4,638,333	115,306
Lee's Pharmaceutical Holdings, Ltd. (L)	70,000	104,703
Lifestyle International Holdings, Ltd.	161,000	306,526
Lippo China Resources, Ltd.	1,494,000	59,676
Lippo, Ltd.	31,250	17,424
Lisi Group Holdings, Ltd. (I)	198,000	10,081
Liu Chong Hing Investment, Ltd.	62,000	78,813
Luen Thai Holdings, Ltd.	103,000	20,666
Luk Fook Holdings International, Ltd.	113,000	370,501
Lung Kee Holdings, Ltd.	48,000	14,541
Magnificent Estates	438,000	20,008
Man Wah Holdings, Ltd.	114,000	209,857
Man Yue Technology Holdings, Ltd.	46,000	9,023
Mei Ah Entertainment Group, Ltd. (I)	500,000	44,361
Midland Holdings, Ltd. (I)(L)	322,000	169,602
Ming Fai International Holdings, Ltd.	41,000	4,223
Ming Fung Jewellery Group, Ltd. (I)	1,305,000	15,096
Miramar Hotel & Investment Company, Ltd.	8,000	9,895
National Electronic Holdings, Ltd.	40,000	5,465
Natural Beauty Bio-Technology, Ltd.	230,000	22,863
Neo-Neon Holdings, Ltd. (I)	228,000	41,501
Neptune Group, Ltd. (I)	970,000	21,726
New Times Energy Corp., Ltd. (I)	24,400	958
NewOcean Energy Holdings, Ltd. (L)	380,000	145,231
Next Media, Ltd.	144,000	13,897
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	20,850
Oriental Watch Holdings, Ltd.	190,000	40,129
Pacific Andes International Holdings, Ltd.	552,870	16,800
Pacific Basin Shipping, Ltd.	632,000	295,938
Pacific Textile Holdings, Ltd.	178,000	235,878
Paliburg Holdings, Ltd.	71,380	23,454
Paradise Entertainment, Ltd.	176,000	101,663
PCCW, Ltd.	463,893	308,827
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	10,365
Perfect Shape PRC Holdings, Ltd.	48,000	13,841
Pico Far East Holdings, Ltd.	268,000	65,231
Playmates Holdings, Ltd.	52,000	55,053
Playmates Toys, Ltd.	224,000	50,943
PNG Resources Holdings, Ltd.	79,200	3,115
Polytec Asset Holdings, Ltd.	500,000	68,996
Public Financial Holdings, Ltd.	48,000	23,111
PYI Corp., Ltd.	1,100,801	25,876
Regal Hotels International Holdings, Ltd.	195,200	115,631

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Richfield Group Holdings, Ltd. (I)	176,000	$7,486
SA SA International Holdings, Ltd. (L)	378,000	283,877
SAS Dragon Holdings, Ltd.	120,000	33,681
SEA Holdings, Ltd.	52,000	33,056
Shenyin Wanguo HK, Ltd.	120,000	75,513
Shougang Concord Technology Holdings (I)	556,000	21,085
Shun Tak Holdings, Ltd.	549,250	276,419
Silver Base Group Holdings, Ltd. (I)	258,000	36,876
Simsen International Corp., Ltd. (L)	223,000	49,171
Sing Tao News Corp., Ltd.	58,000	8,502
Singamas Container Holdings, Ltd.	670,000	113,825
Sino Distillery Group, Ltd. (I)	130,000	9,227
Sitoy Group Holdings, Ltd.	91,000	75,152
SmarTone Telecommunications Holdings, Ltd.	134,500	198,920
SOCAM Development, Ltd. (I)	116,927	101,999
Solomon Systech International, Ltd. (I)	504,000	24,355
Soundwill Holdings, Ltd.	42,000	67,967
Stella International Holdings, Ltd.	159,500	441,512
Stelux Holdings International, Ltd.	200,000	40,210
Sun Hung Kai & Company, Ltd.	263,318	196,253
Symphony Holdings, Ltd. (I)	290,000	23,872
TAI Cheung Holdings, Ltd.	82,000	68,050
Tan Chong International, Ltd.	63,000	23,168
Tao Heung Holdings, Ltd.	95,000	49,356
Television Broadcasts, Ltd.	108,500	612,961
Texwinca Holdings, Ltd.	236,000	216,987
The Hongkong & Shanghai Hotels, Ltd.	120,500	184,605
Titan Petrochemicals Group, Ltd. (I)	600,000	19,032
Tradelink Electronic Commerce, Ltd.	176,000	38,980
Transport International Holdings, Ltd.	88,000	178,403
Trinity, Ltd.	352,000	76,087
TSC Group Holdings, Ltd. (I)	185,000	53,854
United Laboratories International Holdings, Ltd. (I)(L)	224,500	151,443
Value Partners Group, Ltd.	264,000	207,381
Varitronix International, Ltd.	142,000	111,563
Victory City International Holdings, Ltd.	458,237	69,628
Vitasoy International Holdings, Ltd.	256,000	367,437
VST Holdings Company, Ltd.	286,400	97,389
VTech Holdings, Ltd.	25,300	351,558
Wai Kee Holdings, Ltd.	72,000	21,778
Willie International Holdings, Ltd. (I)	30,000	11,035
Wing On Company International, Ltd.	17,000	49,458
Wing Tai Properties, Ltd.	68,000	44,525
Xinyi Glass Holdings, Ltd.	760,000	408,170
YGM Trading, Ltd.	22,000	42,820
India 0.1%		422,188
Vedanta Resources PLC	37,139	422,188
Ireland 1.5%		8,797,900
Aer Lingus Group PLC	25,626	55,177
Beazley PLC	181,281	767,647
C&C Group PLC	65,089	304,433

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Ireland (continued)
DCC PLC	27,199	$1,509,903
Endo International PLC (I)	6,896	506,571
FBD Holdings PLC	9,931	129,010
Glanbia PLC	43,057	666,123
Grafton Group PLC	43,829	439,577
Greencore Group PLC	149,514	686,104
IFG Group PLC	16,014	30,828
Irish Continental Group PLC	33,050	127,422
Kenmare Resources PLC (I)	214,459	18,984
Kingspan Group PLC	38,438	619,128
Paddy Power PLC	7,304	562,963
Smurfit Kappa Group PLC	83,710	1,938,850
UDG Healthcare PLC	75,300	435,180
Isle of Man 0.1%		294,247
Hansard Global PLC	11,952	17,600
Playtech PLC	27,624	276,647
Israel 0.8%		4,464,436
Africa Israel Investments, Ltd. (I)	48,492	70,812
Africa Israel Properties, Ltd.	4,102	62,868
Airport City, Ltd. (I)	10,983	94,363
AL-ROV Israel, Ltd. (I)	1,404	35,409
Allot Communications, Ltd. (I)	2,617	25,667
Alrov Properties And Lodgings, Ltd. (I)	820	14,808
Amot Investments, Ltd.	29,004	89,766
AudioCodes, Ltd. (I)	2,505	12,461
Avgol Industries 1953, Ltd.	11,336	9,317
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	20,360
Bayside Land Corp.	184	48,995
Big Shopping Centers 2004, Ltd.	625	25,236
Blue Square Real Estate, Ltd.	192	6,310
Brainsway, Ltd. (I)	1,628	14,337
Cellcom Israel, Ltd. (I)	14,952	139,917
Ceragon Networks, Ltd. (I)	4,174	4,494
Clal Biotechnology Industries, Ltd. (I)	10,503	7,852
Clal Insurance Enterprise Holdings, Ltd. (I)	7,277	108,163
Cohen Development & Industrial Buildings, Ltd. (I)	330	9,427
Compugen, Ltd. (I)	8,060	56,071
Delek Automotive Systems, Ltd.	9,971	102,417
Delta Galil Industries, Ltd.	3,158	86,581
Electra Israel, Ltd.	588	71,406
Elron Electronic Industries, Ltd.	3,504	14,805
Evogene, Ltd. (I)	4,508	42,240
EZchip Semiconductor, Ltd. (I)(L)	8,557	164,979
EZchip Semiconductor, Ltd. (I)	2,557	50,373
First International Bank of Israel, Ltd.	6,732	93,220
Formula Systems, Ltd.	2,490	57,782
Fox Wizel, Ltd.	1,319	27,840
Frutarom Industries, Ltd.	12,348	318,889
Gilat Satellite Networks, Ltd. (I)(L)	5,732	27,620
Hadera Paper, Ltd. (I)	503	11,854
Harel Insurance Investments & Financial Services, Ltd.	40,770	197,650

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Israel (continued)
Industrial Buildings Corp.	16,301	$24,904
Israel Discount Bank, Ltd. (I)	20,157	32,926
Ituran Location & Control, Ltd.	5,755	123,745
Jerusalem Oil Exploration (I)	3,071	109,340
Kamada, Ltd. (I)	6,739	21,409
Magic Software Enterprises, Ltd.	2,657	18,658
Matrix IT, Ltd.	11,728	53,570
Mazor Robotics, Ltd. (I)	7,832	40,959
Melisron, Ltd.	4,652	124,342
Menorah Mivtachim Holdings, Ltd.	10,287	104,548
Migdal Insurance Financial Holding, Ltd.	23,844	31,116
Mivtach Shamir Holdings, Ltd.	1,455	36,590
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	77,337
NICE Systems, Ltd.	2	95
Nitsba Holdings 1995, Ltd. (I)	12,427	175,020
Nova Measuring Instruments, Ltd. (I)	8,212	87,259
Oil Refineries, Ltd. (I)	329,041	93,953
Ormat Industries, Ltd.	22,532	152,312
Partner Communications Company, Ltd. (I)	23,067	141,021
Paz Oil Company, Ltd.	1,232	168,566
Perion Network, Ltd. (I)	699	3,779
Plasson Industries, Ltd.	449	16,006
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,393	99,638
Sapiens International Corp. NV (I)	6,541	49,466
Shikun & Binui, Ltd.	67,406	152,784
Shufersal, Ltd.	25,929	59,713
Strauss Group, Ltd.	4,662	77,555
The Phoenix Holdings, Ltd.	23,033	67,331
Tower Semiconductor, Ltd. (I)(L)	14,412	185,636
Union Bank of Israel, Ltd. (I)	2,889	10,569
Italy 3.4%		19,534,379
A2A SpA	441,083	460,097
ACEA SpA	18,335	207,930
Aeffe SpA (I)	10,932	33,520
Aeroporto di Venezia Marco Polo SpA	5,677	90,926
Alerion Cleanpower SpA	3,891	12,660
Amplifon SpA	35,403	220,446
Ansaldo STS SpA	37,273	391,611
Arnoldo Mondadori Editore SpA (I)	23,185	24,639
AS Roma SpA (I)	39,312	29,124
Ascopiave SpA	21,521	49,434
Astaldi SpA	20,447	136,489
Autogrill SpA (I)	37,074	279,596
Azimut Holding SpA	35,238	810,573
Banca Finnat Euramerica SpA	29,383	15,749
Banca Generali SpA	16,209	429,598
Banca IFIS SpA	7,103	118,205
Banca Monte dei Paschi di Siena SpA (I)	275,204	223,443
Banca Popolare dell'Emilia Romagna SC (I)	131,719	932,812
Banca Popolare dell'Etruria e del Lazio (I)(L)	72,300	43,370
Banca Popolare di Milano (I)	1,418,379	1,036,406
Banca Popolare di Sondrio SCRL	76,341	304,426

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Banca Profilo SpA	104,135	$44,335
Banco di Desio e della Brianza SpA	6,382	18,570
Banco Popolare SC (I)	38,174	525,960
BasicNet SpA (I)	9,612	32,539
Beghelli SpA (I)	11,564	6,375
Biesse SpA	4,094	42,393
Brembo SpA	11,013	380,767
Brunello Cucinelli SpA (L)	7,111	165,388
Buzzi Unicem SpA	27,302	408,144
Cairo Communication SpA	9,146	62,073
Caltagirone Editore SpA (I)	5,211	6,453
Cementir SpA	16,168	100,267
CIR-Compagnie Industriali Riunite SpA (I)	187,652	205,328
Credito Emiliano SpA	30,822	242,959
Credito Valtellinese Scarl (I)	334,449	331,665
Danieli & C Officine Meccaniche SpA	4,650	114,303
Datalogic SpA	6,656	74,164
Davide Campari Milano SpA	90,837	634,970
De'Longhi SpA	16,959	335,493
DeA Capital SpA (I)	4,303	8,697
Delclima (I)	18,320	38,848
DiaSorin SpA	7,160	293,896
Ei Towers SpA (I)	6,138	325,660
EL.EN. SpA	359	10,958
Elica SpA	3,807	7,685
Engineering Ingegneria Informatica SpA	2,056	95,620
ERG SpA	23,689	275,403
Esprinet SpA	11,011	82,466
Eurotech SpA (I)	10,718	22,953
Falck Renewables SpA	30,895	38,355
Finmeccanica SpA (I)	54,630	529,347
FNM SpA	30,895	22,642
Gas Plus SpA	265	1,223
Geox SpA (L)	28,027	93,783
Gruppo Editoriale L'Espresso SpA (I)	46,761	57,526
Gruppo Mutuionline SpA	889	5,280
Gtech SpA (L)	22,362	512,578
Hera SpA	193,630	492,481
IMMSI SpA (I)	60,338	38,023
Impregilo SpA	3,194	12,468
Industria Macchine Automatiche SpA	4,695	195,791
Intek Group SpA (I)	26,355	11,092
Interpump SpA	32,223	441,022
Iren SpA	195,043	232,558
Italcementi SpA	39,865	245,064
Italmobiliare SpA	2,729	66,065
Juventus Football Club SpA (I)	144,708	40,754
La Doria SpA	1,227	10,199
Landi Renzo SpA (I)	9,280	13,353
Maire Tecnimont SpA (I)	34,969	79,217
MARR SpA	11,848	194,326
Nice SpA	3,458	11,777

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Piaggio & C SpA	60,334	$176,658
Prelios SpA (I)	11,532	4,780
Prima Industrie SpA (I)	1,462	24,150
Prysmian SpA	66,292	1,191,331
RCS MediaGroup SpA (I)(L)	32,476	39,500
Recordati SpA	29,781	520,323
Reply SpA	1,989	137,808
Retelit SpA (I)	39,468	28,971
Sabaf SpA	1,796	25,556
Safilo Group SpA (I)	13,971	185,873
Salvatore Ferragamo Italia SpA	8,142	221,743
Saras SpA (I)	52,964	57,975
Snai SpA (I)(L)	6,500	10,673
Societa Cattolica di Assicurazioni SCRL (L)	55,158	373,352
Societa Iniziative Autostradali e Servizi SpA	23,492	236,677
Sogefi SpA	21,868	62,805
SOL SpA	10,113	84,165
Sorin SpA (I)	118,264	283,676
Tiscali SpA (I)	111,831	8,114
Tod's SpA (L)	3,676	339,020
Trevi Finanziaria Industriale SpA	41,140	141,289
TXT e-solutions SpA	2,171	21,880
Unipol Gruppo Finanziario SpA	80,180	411,325
Vianini Lavori SpA	4,074	26,974
Vittoria Assicurazioni SpA	10,447	112,948
World Duty Free SpA (I)	35,555	344,999
Yoox SpA (I)	12,662	302,673
Zignago Vetro SpA	10,467	68,831
Japan 22.6%		128,045,157
A&D Company, Ltd.	5,600	24,363
Accordia Golf Company, Ltd.	32,000	282,897
Achilles Corp.	58,000	73,581
Adastria Holdings Company, Ltd.	6,020	116,667
ADEKA Corp.	30,391	366,754
Aderans Company, Ltd.	8,600	83,587
Advan Company, Ltd.	4,000	39,554
Advanex, Inc.	10,000	15,166
Aeon Delight Company, Ltd.	1,100	24,748
Aeon Fantasy Company, Ltd.	3,900	48,334
Aeon Hokkaido Corp.	3,200	17,954
AGORA Hospitality Group Company, Ltd. (I)	74,000	29,329
Agro-kanesho Company, Ltd.	2,400	25,294
Ahresty Corp.	8,200	45,302
Ai Holdings Corp.	12,100	244,851
Aica Kogyo Company, Ltd.	16,500	337,415
Aichi Corp.	17,100	82,982
Aichi Steel Corp.	41,000	142,503
Aichi Tokei Denki Company, Ltd.	6,000	15,523
Aida Engineering, Ltd.	18,200	163,450
Ain Pharmaciez, Inc.	6,600	188,825
Aiphone Company, Ltd.	6,600	107,756
Airport Facilities Company, Ltd.	8,100	49,502

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Aisan Industry Company, Ltd.	11,500	$89,749
Aizawa Securities Company, Ltd.	12,700	63,505
Akebono Brake Industry Company, Ltd.	30,900	112,133
Alconix Corp.	2,500	40,719
Alinco, Inc.	3,800	37,552
Allied Telesis Holdings KK	6,100	4,560
Alpen Company, Ltd.	6,900	98,108
Alpha Corp.	1,000	9,368
Alpha Systems, Inc.	1,120	14,639
Alpine Electronics, Inc.	16,415	261,838
Alps Logistics Company, Ltd.	2,000	21,010
Altech Corp.	4,500	56,589
Amano Corp.	20,100	209,504
Amiyaki Tei Company, Ltd.	1,000	31,416
Amuse, Inc.	3,200	92,624
Anest Iwata Corp.	12,000	81,501
Anritsu Corp.	46,997	324,798
AOI Electronics Company, Ltd.	700	34,533
AOKI Holdings, Inc.	14,600	147,140
Aoyama Trading Company, Ltd.	15,800	342,766
Arakawa Chemical Industries, Ltd.	6,600	66,433
Arata Corp.	14,000	37,592
Araya Industrial Company, Ltd.	21,000	32,940
Arc Land Sakamoto Company, Ltd.	7,000	144,104
Arcs Company, Ltd.	10,184	208,790
Argo Graphics, Inc.	2,600	39,667
Ariake Japan Company, Ltd.	6,300	146,199
Arisawa Manufacturing Company, Ltd.	12,500	96,405
Arrk Corp. (I)(L)	37,400	47,781
Artnature, Inc.	6,000	68,408
As One Corp.	5,400	138,356
Asahi Broadcasting Corp.	900	7,242
Asahi Company, Ltd.	5,000	49,042
Asahi Diamond Industrial Company, Ltd.	20,400	217,732
Asahi Holdings, Inc.	9,400	136,892
Asahi Intecc Company, Ltd.	2,600	127,825
Asahi Kogyosha Company, Ltd.	2,000	6,923
Asahi Net, Inc.	3,000	12,734
Asahi Organic Chemicals Industry Company, Ltd.	31,000	76,760
Asanuma Corp. (I)	23,000	31,553
Asatsu-DK, Inc.	10,800	278,442
Ashimori Industry Company, Ltd. (I)	22,000	36,061
Asia Growth Capital, Ltd. (I)	19,600	26,969
ASKA Pharmaceutical Company, Ltd.	7,000	79,557
ASKUL Corp.	3,500	60,331
Asunaro Aoki Construction Company, Ltd.	4,000	27,044
Atom Corp.	400	2,075
Atsugi Company, Ltd.	40,000	38,700
Autobacs Seven Company, Ltd.	19,500	274,956
Avex Group Holdings, Inc.	12,400	176,602
Axell Corp.	3,300	41,515
Axial Retailing, Inc.	4,600	101,225

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Azbil Corp.	17,900	$421,464
Bando Chemical Industries, Ltd.	29,000	101,350
Bank of the Ryukyus, Ltd.	15,900	232,560
Belc Company, Ltd.	3,900	118,488
Belluna Company, Ltd.	18,100	74,635
Benefit One, Inc.	4,500	43,986
Best Bridal, Inc.	4,800	29,974
Best Denki Company, Ltd.	25,700	30,246
Bic Camera, Inc. (L)	22,200	194,338
Biofermin Pharmaceutical Company, Ltd.	1,500	35,917
Bit-isle, Inc.	7,500	30,112
BML, Inc.	5,200	148,344
Bookoff Corp.	2,900	20,171
BP Castrol KK	2,800	32,942
Broadleaf Company, Ltd.	800	11,178
Bronco Billy Company, Ltd.	1,300	33,566
Bunka Shutter Company, Ltd.	24,000	200,272
C Uyemura & Company, Ltd.	2,600	121,979
CAC Corp.	4,000	40,394
Calsonic Kansei Corp.	55,000	301,885
Can Do Company, Ltd.	3,300	44,308
Canon Electronics, Inc.	7,100	119,634
Capcom Company, Ltd.	15,700	233,314
Career Design Center Company, Ltd.	200	1,521
Carlit Holdings Company, Ltd.	2,600	13,054
Cawachi, Ltd.	6,700	99,476
Central Glass Company, Ltd.	75,432	254,107
Central Sports Company, Ltd.	1,300	19,740
CFS Corp.	2,700	14,704
Chimney Company, Ltd.	1,300	25,887
Chino Corp.	2,500	25,953
Chiyoda Company, Ltd.	9,000	160,810
Chiyoda Integre Company, Ltd.	6,600	105,193
Chofu Seisakusho Company, Ltd.	2,800	70,615
Chori Company, Ltd.	4,900	68,432
Chubu Shiryo Company, Ltd.	6,800	37,545
Chudenko Corp.	6,700	98,541
Chuetsu Pulp & Paper Company, Ltd.	39,000	61,316
Chugai Mining Company, Ltd. (I)	34,900	8,536
Chugai Ro Company, Ltd.	26,000	47,753
Chugoku Marine Paints, Ltd.	26,000	212,406
Chuo Gyorui Company, Ltd.	3,000	6,591
Chuo Spring Company, Ltd.	1,000	2,589
CKD Corp.	25,100	209,927
Clarion Company, Ltd. (I)(L)	41,000	146,156
Cleanup Corp.	9,900	68,988
CMIC Holdings Company, Ltd.	3,300	47,210
CMK Corp.	18,000	44,423
Coca-Cola Central Japan Company, Ltd.	5,387	85,752
Cocokara Fine Holdings, Inc.	5,730	136,717
Colowide Company, Ltd.	16,200	187,645
Computer Engineering & Consulting, Ltd.	5,400	46,866

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
CONEXIO Corp.	6,900	$65,500
COOKPAD, Inc. (L)	3,800	120,146
Corona Corp.	6,300	60,570
Cosel Company, Ltd.	9,800	108,411
Cosmo Oil Company, Ltd.	206,000	282,325
CREATE SD HOLDINGS Company, Ltd.	3,500	113,865
Cresco, Ltd.	400	4,989
CROOZ, Inc.	1,900	39,665
CTI Engineering Company, Ltd.	4,000	55,359
Cybozu, Inc.	4,500	15,093
DA Consortium, Inc.	7,800	32,754
Dai Nippon Toryo Company, Ltd.	48,000	64,589
Dai-Dan Company, Ltd.	7,000	39,397
Dai-Ichi Kogyo Seiyaku Company, Ltd.	14,000	44,147
Dai-ichi Seiko Company, Ltd.	2,400	51,619
Daibiru Corp.	15,400	162,326
Daido Kogyo Company, Ltd.	18,000	38,589
Daido Metal Company, Ltd.	11,000	126,352
Daidoh, Ltd.	9,700	40,499
Daifuku Company, Ltd.	28,000	295,933
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	62,554
Daihen Corp.	40,000	170,719
Daiho Corp.	10,000	41,481
Daiichi Jitsugyo Company, Ltd.	17,000	82,343
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	42,576
Daiichikosho Company, Ltd.	8,500	224,600
Daiken Corp.	38,000	85,000
Daiken Medical Company, Ltd.	5,800	57,051
Daiki Aluminium Industry Company, Ltd.	5,000	13,598
Daiko Clearing Services Corp.	2,200	14,058
Daikoku Denki Company, Ltd.	2,700	39,795
Daikokutenbussan Company, Ltd.	1,900	55,106
Daikyo, Inc.	100,144	172,945
Dainichi Company, Ltd.	2,100	13,647
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	136,065
Dainippon Screen Manufacturing Company, Ltd.	65,000	422,487
Daio Paper Corp.	31,000	273,971
Daiseki Company, Ltd.	10,700	180,759
Daishinku Corp.	14,000	37,644
Daiso Company, Ltd.	27,000	85,763
Daisue Construction Company, Ltd. (I)	2,300	18,023
Daisyo Corp.	2,100	23,484
Daito Pharmaceutical Company, Ltd.	3,500	57,574
Daiwa Industries, Ltd.	5,000	33,478
Daiwabo Holdings Company, Ltd.	91,000	166,295
DC Company, Ltd.	5,300	21,785
DCM Holdings Company, Ltd.	31,320	199,212
Denki Kagaku Kogyo KK	136,000	464,449
Denki Kogyo Company, Ltd.	12,000	52,264
Denyo Company, Ltd.	7,400	101,774
Descente, Ltd.	20,000	191,499
Dijet Industrial Company, Ltd.	3,000	6,325

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Doshisha Company, Ltd.	9,400	$133,362
Doutor Nichires Holdings Company, Ltd.	9,693	133,387
Dr. Ci:Labo Company, Ltd.	3,800	113,987
Dream Incubator, Inc.	1,500	28,423
DTS Corp.	8,800	178,484
Dunlop Sports Company, Ltd.	4,800	58,040
Duskin Company, Ltd.	15,100	220,067
Dydo Drinco, Inc.	1,500	59,587
Dynic Corp.	1,000	1,515
Eagle Industry Company, Ltd.	9,000	168,170
Earth Chemical Company, Ltd.	3,500	121,541
Ebara Jitsugyo Company, Ltd.	3,300	40,457
EDION Corp.	29,100	189,041
Eidai Company, Ltd.	8,000	29,784
Eiken Chemical Company, Ltd.	5,300	82,536
Eizo Corp.	7,200	131,508
Elecom Company, Ltd.	2,900	62,826
Elematec Corp.	3,300	70,821
Em Systems Company, Ltd.	1,000	15,232
Emori & Company, Ltd.	2,500	22,826
en-japan, Inc.	2,800	38,798
Endo Lighting Corp.	3,500	38,946
Enplas Corp.	3,100	103,521
Enshu, Ltd. (I)	34,000	34,867
EPS Corp.	8,300	80,642
Espec Corp.	9,700	93,190
Excel Company, Ltd.	2,800	32,541
Exedy Corp.	10,900	270,039
Ezaki Glico Company, Ltd.	4,000	145,459
F T Communications Company, Ltd.	500	9,446
F-Tech, Inc.	3,500	35,467
F@N Communications Inc.	8,700	106,876
Faith, Inc.	510	4,304
FALCO HOLDINGS Company, Ltd.	1,800	18,750
Fancl Corp.	14,700	181,614
FCC Company, Ltd.	11,600	192,739
FDK Corp. (I)	25,000	33,235
Feed One Holdings Company, Ltd. (I)	21,840	20,421
Ferrotec Corp.	13,300	67,229
Fidea Holdings Company, Ltd.	47,006	95,406
Fields Corp.	4,500	54,881
Financial Products Group Co Ltd.	7,300	88,837
First Juken Company, Ltd.	200	2,020
Foster Electric Company, Ltd.	8,100	143,545
FP Corp.	8,000	236,207
France Bed Holdings Company, Ltd.	43,000	66,537
Fudo Tetra Corp.	69,500	145,645
Fuji Company, Ltd.	6,200	113,767
Fuji Corp., Ltd.	13,000	70,849
Fuji Electronics Company, Ltd.	2,300	26,350
Fuji Kiko Company, Ltd.	7,000	33,753
Fuji Kosan Company, Ltd.	1,100	5,834

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
Fuji Kyuko Company, Ltd.	9,000	$83,015
Fuji Oil Company, Ltd	17,400	46,390
Fuji Oil Company, Ltd.	20,000	283,801
Fuji Pharma Company, Ltd.	4,000	71,617
Fuji Seal International, Inc.	6,800	193,319
Fuji Soft, Inc.	6,200	130,604
Fujibo Holdings, Inc.	40,000	108,955
Fujicco Company, Ltd.	8,000	122,503
Fujikura Kasei Company, Ltd.	8,500	40,284
Fujikura Rubber, Ltd.	4,700	34,726
Fujikura, Ltd.	121,000	453,036
Fujimi, Inc.	7,500	104,251
Fujimori Kogyo Company, Ltd.	4,100	115,746
Fujisash Company, Ltd. (I)	22,400	29,822
Fujishoji Company, Ltd.	1,600	18,867
Fujitec Company, Ltd.	23,000	225,065
Fujitsu Frontech, Ltd.	3,800	50,335
Fujitsu General, Ltd.	18,000	193,277
Fujiya Company, Ltd.	47,000	81,062
Fukoku Company, Ltd.	800	8,672
Fukuda Corp.	7,000	59,324
Fukushima Industries Corp.	4,600	79,902
Fukuyama Transporting Company, Ltd.	46,000	243,859
Fullcast Holdings Company, Ltd.	4,700	20,111
Fumakilla, Ltd.	7,000	21,348
Funai Consulting, Inc.	9,600	81,050
Funai Electric Company, Ltd.	3,500	46,562
Furukawa Battery Company, Ltd.	5,000	47,984
Furukawa Company, Ltd.	90,000	163,648
Furukawa Electric Company, Ltd.	208,000	351,299
Furuno Electric Company, Ltd.	8,900	70,906
Furusato Industries, Ltd.	3,100	44,326
Furuya Metal Company, Ltd.	1,400	33,573
Fuso Chemical Company, Ltd.	3,500	37,400
Fuso Pharmaceutical Industries, Ltd.	26,000	66,695
Futaba Corp.	5,657	76,456
Futaba Industrial Company, Ltd.	19,900	102,592
Future System Consulting Corp.	7,500	40,222
Fuyo General Lease Company, Ltd.	3,700	132,279
G-Tekt Corp.	6,800	67,437
Gakken Company, Ltd.	18,000	39,128
GCA Savvian Corp.	4,300	41,505
Gecoss Corp.	5,000	77,585
Genki Sushi Company, Ltd.	1,300	23,946
Genky Stores, Inc.	700	42,267
Geo Holdings Corp.	15,400	123,413
GLOBERIDE, Inc.	29,000	44,006
Glory, Ltd.	10,500	273,948
GMO Internet, Inc.	21,800	203,141
GMO Payment Gateway, Inc.	4,200	75,473
Godo Steel, Ltd.	46,000	67,380
Goldcrest Company, Ltd.	6,470	117,755

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Goldwin, Inc.	9,000	$47,422
Gourmet Kineya Company, Ltd.	3,000	22,247
GSI Creos Corp.	11,000	12,980
Gulliver International Company, Ltd.	19,100	148,294
Gun-Ei Chemical Industry Company, Ltd.	18,000	51,015
Gunze, Ltd.	69,000	179,598
Gurunavi, Inc.	8,500	127,440
H-One Company, Ltd.	3,400	19,766
H20 Retailing Corp.	16,358	253,461
Hagihara Industries, Inc.	1,500	20,663
Hakuto Company, Ltd.	5,400	54,310
Hakuyosha Company, Ltd.	2,000	4,110
Hamakyorex Company, Ltd.	3,700	120,810
Hanwa Company, Ltd.	61,000	215,293
Happinet Corp.	6,200	85,223
Hard Off Corporation Company, Ltd.	2,400	17,974
Harima Chemicals, Inc.	900	3,443
Harmonic Drive Systems, Inc.	8,400	120,034
Haruyama Trading Company, Ltd.	2,700	15,881
Hazama Corp.	54,400	314,028
Heiwa Corp.	800	15,323
Heiwa Real Estate Company, Ltd.	12,200	185,282
Heiwado Company, Ltd.	11,100	204,321
Hi-lex Corp.	6,900	181,528
Hibiya Engineering, Ltd.	8,300	112,127
Hiday Hidaka Corp.	3,840	123,954
Higashi Nihon House Company Ltd. (L)	16,000	63,860
Higo Bank, Ltd.	59,000	324,139
Himaraya Company, Ltd.	600	4,854
Hioki Ee Corp.	2,600	37,594
Hiramatsu, Inc.	9,100	48,978
Hisaka Works, Ltd.	4,000	32,464
Hitachi Koki Company, Ltd.	19,500	163,202
Hitachi Kokusai Electric, Inc.	16,000	235,575
Hitachi Transport System, Ltd.	1,900	24,039
Hitachi Zosen Corp.	56,280	304,714
Hochiki Corp.	7,000	57,485
Hodogaya Chemical Company, Ltd.	25,000	40,800
Hogy Medical Company, Ltd.	3,600	173,938
Hokkaido Gas Company, Ltd. (L)	19,000	46,008
Hokkan Holdings, Ltd.	17,000	40,664
Hokko Chemical Industry Company, Ltd.	2,000	6,556
Hokuetsu Industries Company, Ltd.	8,000	85,119
Hokuetsu Paper Mills, Ltd.	48,000	197,184
Hokuriku Electric Industry Company, Ltd.	25,000	37,845
Hokuto Corp.	8,800	148,241
Honeys Company, Ltd.	6,460	54,459
Hoosiers Holdings Company, Ltd.	7,500	31,855
Horiba, Ltd.	11,292	383,222
Hosiden Corp.	27,700	173,205
Hosokawa Micron Corp.	12,000	68,013
House Food Corp.	3,800	63,726

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Howa Machinery, Ltd.	3,100	$19,114
Hyakujushi Bank, Ltd.	82,000	269,651
I-Net Corp.	2,000	16,125
IBJ Leasing Company, Ltd.	2,900	57,281
Ichibanya Company, Ltd.	2,500	110,774
Ichiken Company, Ltd.	8,000	21,630
Ichikoh Industries, Ltd.	16,000	31,974
Ichinen Holdings Company, Ltd.	7,500	58,965
Ichiyoshi Securities Company, Ltd.	6,300	68,005
ICOM, Inc.	1,000	24,308
Idec Corp.	11,800	91,145
Ihara Chemical Industry Company, Ltd.	18,000	186,273
Iino Kaiun Kaisha, Ltd.	27,700	156,634
IJT Technology Holdings Company, Ltd. (I)	2,360	9,998
Ikegami Tsushinki Company, Ltd.	19,000	21,888
Ikyu Corp.	6,200	77,402
Imagica Robot Holdings, Inc.	2,500	10,461
Imasen Electric Industrial	4,700	61,731
Imperial Hotel, Ltd.	2,300	43,797
Inaba Denki Sangyo Company, Ltd.	7,600	256,214
Inaba Seisakusho Company, Ltd.	1,900	21,310
Inabata & Company, Ltd.	19,000	163,256
Inageya Company, Ltd.	9,700	95,336
Ines Corp.	12,700	93,191
Infocom Corp.	4,400	31,974
Information Services International-Dentsu, Ltd.	5,900	61,575
Innotech Corp.	7,900	32,236
Intage, Inc.	5,800	87,150
Internet Initiative Japan, Inc.	9,100	191,277
Inui Warehouse Company, Ltd.	4,690	38,821
Iriso Electronics Company, Ltd.	4,200	222,435
Ise Chemical Corp.	3,000	19,703
Iseki & Company, Ltd.	70,000	134,369
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	136,735
Ishii Iron Works Company, Ltd.	16,000	31,817
IT Holdings Corp.	27,700	429,173
Itfor, Inc.	11,000	39,071
Itochu Enex Company, Ltd.	24,800	159,597
Itochu-Shokuhin Company, Ltd.	1,700	52,424
Itoham Foods, Inc.	57,000	295,564
Itoki Corpitoki Corp.	13,500	64,192
IwaiCosmo Holdings, Inc.	8,900	91,749
Iwaki & Company, Ltd.	9,000	17,288
Iwasaki Electric Company, Ltd.	34,000	71,397
Iwatani Corp.	62,000	450,268
Iwatsu Electric Company, Ltd.	55,000	44,387
Izutsuya Company, Ltd. (I)	25,000	13,907
J-Oil Mills, Inc.	35,000	109,298
Jalux, Inc.	1,500	17,685
Jamco Corp.	3,600	89,853
Janome Sewing Machine Company, Ltd. (I)(L)	97,000	128,096
Japan Asia Investment Company, Ltd. (I)	45,000	28,830

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Japan Aviation Electronics Industry, Ltd.	4,000	$89,197
Japan Communications, Inc. (I)(L)	35,300	156,407
Japan Digital Laboratory Company, Ltd.	10,400	149,620
Japan Drilling Company, Ltd. (L)	1,900	62,262
Japan Medical Dynamic Marketing, Inc.	6,500	35,762
Japan Pulp & Paper Company, Ltd.	38,000	99,501
Japan Radio Company, Ltd. (I)	29,000	85,288
Japan Transcity Corp., Ltd.	12,000	37,726
Japan Vilene Company, Ltd.	13,000	67,424
Jastec Company, Ltd. (L)	2,100	14,361
JBCC Holdings, Inc.	8,400	53,071
JCU Corp.	1,400	74,062
Jeol, Ltd.	18,000	84,595
Jin Company, Ltd. (L)	4,500	104,395
JK Holdings Company, Ltd.	3,600	16,418
JMS Company, Ltd.	7,000	17,076
Joban Kosan Company, Ltd.	20,000	25,918
Joshin Denki Company, Ltd.	13,000	98,526
Jowa Holdings Company, Ltd. (L)	3,000	91,485
JP-Holdings, Inc.	18,000	55,588
JSP Corp.	8,000	122,003
Juki Corp. (I)	53,000	174,049
Juroku Bank, Ltd.	109,000	404,990
Justsystems Corp. (I)	16,400	111,728
JVC Kenwood Corp.	54,228	124,846
K&O Energy Group, Inc.	6,000	72,657
K's Holdings Corp.	6,300	152,926
kabu.com Securities Company, Ltd.	25,600	126,729
Kabuki-Za Company, Ltd.	1,000	41,713
Kadokawa Dwango Corp. (I)(L)	8,257	141,819
Kaga Electronics Company, Ltd.	8,000	100,015
Kaken Pharmaceutical Company, Ltd.	9,000	190,647
Kakiyasu Honten Company, Ltd.	2,100	31,206
Kameda Seika Company, Ltd.	4,600	146,012
Kamei Corp.	9,500	64,399
Kanaden Corp.	4,000	26,371
Kanagawa Chuo Kotsu Company, Ltd.	14,000	67,430
Kanamoto Company, Ltd.	8,000	259,851
Kandenko Company, Ltd.	37,000	198,028
Kanematsu Corp.	142,000	211,488
Kanematsu Electronics, Ltd.	4,200	57,632
Kansai Super Market, Ltd.	2,400	16,012
Kansai Urban Banking Corp.	8,800	94,924
Kanto Denka Kogyo Company, Ltd. (I)	16,000	83,133
Kasai Kogyo Company, Ltd.	10,000	79,419
Kasumi Company, Ltd.	14,400	127,353
Katakura Industries Company, Ltd.	7,800	82,911
Kato Sangyo Company, Ltd.	6,300	120,476
Kato Works Company, Ltd.	20,000	159,390
KAWADA TECHNOLOGIES, Inc.	1,000	39,716
Kawai Musical Instruments Manufacturing Company, Ltd.	3,400	67,390
Kawasumi Laboratories, Inc.	2,000	12,533

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Keihanshin Real Estate Company, Ltd.	11,900	$63,921
Keihin Company, Ltd.	10,000	14,017
Keihin Corp.	15,800	222,467
Keiyo Company, Ltd.	9,600	42,240
Kenko Mayonnaise Company, Ltd.	1,300	14,479
Kentucky Fried Chicken Japan, Ltd.	1,000	18,126
KEY Coffee, Inc.	6,400	87,700
KI Holdings Company, Ltd. (I)	3,000	14,527
Kimoto Company, Ltd.	13,400	32,997
King Jim Company, Ltd.	3,700	23,145
Kinki Nippon Tourist Company, Ltd. (I)	32,000	45,491
Kintetsu World Express, Inc.	4,900	171,220
Kinugawa Rubber Industrial Company, Ltd.	16,000	63,486
Kissei Pharmaceutical Company, Ltd.	5,100	132,444
Kitagawa Iron Works Company, Ltd.	39,000	77,486
Kitano Construction Corp.	15,000	49,759
Kito Corp.	7,600	76,685
Kitz Corp.	33,700	141,606
Koa Corp.	12,700	117,485
Koatsu Gas Kogyo Company, Ltd.	9,000	43,458
Kobe Bussan Company, Ltd.	200	10,697
Kobe Electric Railway Company, Ltd. (I)	1,000	3,008
Kobelco Eco-Solutions Company, Ltd.	6,000	39,731
Kogi Corp.	6,000	10,582
Kohnan Shoji Company, Ltd.	10,400	112,544
Kohsoku Corp.	3,200	24,361
Koike Sanso Kogyo Company, Ltd.	5,000	13,281
Kojima Company, Ltd.	4,900	12,223
Kokusai Company, Ltd.	2,400	41,753
Kokuyo Company, Ltd.	28,473	213,398
Komaihaltec, Inc.	18,000	43,962
Komatsu Seiren Company, Ltd.	4,000	18,285
Komatsu Wall Industry Company, Ltd.	1,200	27,922
Komeri Company, Ltd.	11,000	237,788
Komori Corp.	9,724	94,611
Konaka Company, Ltd.	6,300	33,849
Kondotec, Inc.	6,100	38,507
Konishi Company, Ltd.	5,900	93,573
Kosaido Company, Ltd.	2,300	8,202
Kose Corp.	1,200	42,219
Kosei Securities Company, Ltd.	8,000	15,597
Koshidaka Holdings Company, Ltd.	2,400	38,556
Kotobuki Spirits Company, Ltd.	1,300	23,620
Kourakuen Corp.	200	2,375
Krosaki Harima Corp.	9,000	18,785
KRS Corp.	1,800	19,310
Kumagai Gumi Company, Ltd. (I)(L)	88,000	282,369
Kumiai Chemical Industry Company, Ltd.	17,000	99,569
Kura Corp.	3,800	95,941
Kurabo Industries, Ltd.	77,000	119,777
Kureha Corp.	48,000	234,717
Kurimoto, Ltd.	40,000	75,419

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Kuroda Electric Company, Ltd.	13,400	$170,972
Kusuri No Aoki Company, Ltd.	1,800	88,520
KYB Company, Ltd.	49,000	206,447
Kyodo Printing Company, Ltd.	30,000	96,486
Kyoei Steel, Ltd.	6,000	101,153
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	132,563
Kyokuto Securities Company, Ltd.	7,300	119,063
Kyokuyo Company, Ltd.	28,000	64,373
Kyorin Company, Ltd.	16,300	317,107
Kyoritsu Maintenance Company, Ltd. (L)	3,200	138,648
Kyoritsu Printing Company, Ltd.	9,100	22,056
Kyosan Electric Manufacturing Company, Ltd.	15,000	46,030
Kyoto Kimono Yuzen Company, Ltd.	5,100	42,964
Kyowa Electronics Instruments Company, Ltd.	8,000	32,315
Kyowa Exeo Corp.	25,700	291,412
Kyowa Leather Cloth Company, Ltd.	200	1,268
Kyudenko Corp.	14,000	161,490
LAC Company, Ltd.	4,100	28,903
Land Business Company, Ltd.	7,800	27,635
Lasertec Corp.	3,800	39,966
LEC, Inc.	1,000	10,494
Leopalace21 Corp. (I)	76,100	430,220
Life Corp.	6,200	87,657
Link And Motivation, Inc.	8,500	11,296
Lintec Corp.	15,200	325,535
Lion Corp.	5,000	27,314
Livesense, Inc. (I)	3,700	26,758
Look, Inc.	7,000	13,678
Macnica, Inc.	4,000	111,212
Maeda Corp.	42,000	305,414
Maeda Kosen Company, Ltd. (L)	6,100	64,470
Maeda Road Construction Company, Ltd.	22,000	311,420
Maezawa Kasei Industries Company, Ltd.	2,000	19,900
Maezawa Kyuso Industries Company, Ltd.	2,500	29,133
Makino Milling Machine Company, Ltd.	34,575	248,184
Mamiya-Op Company, Ltd.	20,000	36,543
Mandom Corp.	4,870	155,116
Mani, Inc.	1,800	103,416
Mars Engineering Corp.	3,500	58,649
Marubun Corp.	5,600	38,415
Marudai Food Company, Ltd.	36,000	125,408
Maruei Department Store Company, Ltd. (I)	7,000	8,598
Marufuji Sheet Piling Company, Ltd.	3,000	10,028
Maruha Nichiro Corp.	11,381	159,892
Maruka Machinery Company, Ltd.	1,900	21,515
Marusan Securities Company, Ltd.	22,961	159,719
Maruwa Company, Ltd.	3,300	92,506
Maruyama Manufacturing Company, Inc.	17,000	34,459
Maruzen Showa Unyu Company, Ltd.	15,000	44,007
Marvelous AQL, Inc. (L)	11,100	149,108
Matsuda Sangyo Company, Ltd.	5,520	61,029
Matsui Construction Company, Ltd.	3,000	13,717

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
Matsumotokiyoshi Holdings Company, Ltd.	1,000	$27,753
Matsuya Foods Company, Ltd.	2,500	43,902
Max Company, Ltd.	11,000	113,047
Maxvalu Tokai Company, Ltd.	2,000	30,156
MEC Company, Ltd.	9,500	87,341
Medical System Network Company, Ltd.	1,400	4,215
Megachips Corp.	7,400	88,187
Megmilk Snow Brand Company, Ltd.	13,400	161,964
Meidensha Corp.	54,086	176,821
Meiji Shipping Company, Ltd.	3,900	12,932
Meiko Electronics Company, Ltd.	1,400	4,481
Meiko Network Japan Company, Ltd.	5,900	60,516
Meisei Industrial Company, Ltd.	15,000	97,714
Meitec Corp.	8,400	234,769
Meito Sangyo Company, Ltd.	1,500	14,684
Meiwa Corp.	4,000	15,101
Meiwa Estate Company, Ltd.	3,300	14,245
Melco Holdings, Inc.	4,900	74,131
Message Company, Ltd. (L)	5,300	141,723
Micronics Japan Company, Ltd. (L)	3,900	147,282
Mikuni Corp.	2,000	7,188
Milbon Company, Ltd.	4,260	126,835
Mimasu Semiconductor Industry Company, Ltd.	5,700	48,747
Ministop Company, Ltd.	5,600	73,780
Miraial Company, Ltd.	1,500	21,973
Mirait Holdings Corp.	20,380	220,529
Miroku Jyoho Service Company, Ltd.	4,300	20,712
Misawa Homes Company, Ltd.	9,100	82,050
Mitani Corp.	5,500	120,506
Mitani Sekisan Company, Ltd.	3,800	62,970
Mito Securities Company, Ltd.	18,000	64,084
Mitsuba Corp.	11,000	181,679
Mitsubishi Nichiyu Forklift Company, Ltd.	8,000	52,037
Mitsubishi Paper Mills, Ltd. (I)	105,387	77,088
Mitsubishi Pencil Company, Ltd.	5,400	176,398
Mitsubishi Research Institute, Inc.	2,600	59,927
Mitsubishi Shokuhin Company, Ltd.	3,800	84,542
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	125,289
Mitsuboshi Belting Company, Ltd.	20,000	143,879
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	437,486
Mitsui High-Tec, Inc.	10,000	57,321
Mitsui Home Company, Ltd.	9,000	36,227
Mitsui Matsushima Company, Ltd.	57,000	62,012
Mitsui Mining & Smelting Company, Ltd.	194,000	498,253
Mitsui Sugar Company, Ltd.	30,000	107,591
Mitsui-Soko Company, Ltd.	27,000	101,299
Mitsumi Electric Company, Ltd.	32,500	270,981
Mitsumura Printing Company, Ltd.	4,000	8,792
Mitsuuroko Holdings Company, Ltd.	16,100	72,526
Miura Company, Ltd.	19,200	200,491
Miyaji Engineering Group, Inc.	23,000	40,483
Miyazaki Bank, Ltd.	67,000	205,298

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Miyoshi Oil & Fat Company, Ltd.	15,000	$17,681
Mizuno Corp.	32,000	160,703
Mochida Pharmaceutical Company, Ltd.	3,600	197,092
Monex Group, Inc.	64,600	156,927
Monotaro Company, Ltd.	9,400	223,405
Moresco Corp.	2,400	36,185
Mori Seiki Company, Ltd.	4,600	54,951
Morinaga & Company, Ltd.	70,000	160,798
Morinaga Milk Industry Company, Ltd.	61,000	203,170
Morita Corp.	18,000	172,126
Morozoff, Ltd.	1,000	3,011
Mory Industries, Inc.	7,000	24,349
Moshi Moshi Hotline, Inc.	13,300	128,978
Mr. Max Corp.	3,200	7,648
MTI, Ltd.	5,100	39,144
Murakami Corp.	3,000	45,487
Musashi Seimitsu Industry Company, Ltd.	8,300	161,157
Musashino Bank, Ltd.	10,900	356,896
Mutoh Holdings Company, Ltd.	5,000	20,842
NAC Company, Ltd.	3,400	30,058
Nachi-Fujikoshi Corp.	51,000	301,092
Nafco Company, Ltd.	3,900	50,479
Nagaileben Company, Ltd.	2,300	37,562
Nagano Keiki Company, Ltd.	700	3,914
Nagatanien Company, Ltd.	9,000	80,294
Nagawa Company, Ltd.	400	8,355
Nakabayashi Company, Ltd.	8,000	14,006
Nakamuraya Company, Ltd.	13,000	48,522
Nakanishi, Inc.	3,600	141,457
Nakayama Steel Works, Ltd. (I)	51,000	34,722
Nakayamafuku Company, Ltd.	2,500	17,743
Namura Shipbuilding Company, Ltd.	15,472	180,537
Narasaki Sangyo Company, Ltd.	8,000	19,921
Natori Company, Ltd.	600	5,942
NDS Company, Ltd.	11,000	27,784
NEC Capital Solutions, Ltd.	2,000	33,885
NEC Networks & System Integration Corp.	7,700	147,818
NET One Systems Company, Ltd.	36,500	209,698
Neturen Company, Ltd.	11,400	77,181
New Japan Chemical Company, Ltd. (I)(L)	3,500	6,583
New Japan Radio Company, Ltd. (I)	5,000	20,989
Next Company, Ltd.	8,800	60,550
Nice Holdings, Inc.	34,000	55,759
Nichi-iko Pharmaceutical Company, Ltd.	13,500	208,935
Nichia Steel Works, Ltd.	4,000	11,269
Nichias Corp.	30,000	168,258
Nichiban Company, Ltd.	4,000	13,543
Nichicon Corp.	19,073	154,133
Nichiden Corp.	2,300	47,140
Nichiha Corp.	8,800	79,236
Nichii Gakkan Company, Ltd.	15,600	117,983
Nichimo Company, Ltd.	7,000	11,499

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
NICHIREI Corp.	85,000	$368,914
Nichireki Company, Ltd.	8,000	52,978
Nifco, Inc.	13,704	467,382
NIFTY Corp.	2,600	29,648
Nihon Chouzai Company, Ltd.	890	30,413
Nihon Dempa Kogyo Company, Ltd.	6,100	50,150
Nihon Eslead Corp.	2,000	19,898
Nihon M&A Center, Inc.	10,000	305,637
Nihon Nohyaku Company, Ltd.	15,000	164,128
Nihon Parkerizing Company, Ltd.	14,000	301,137
Nihon Plast Company, Ltd.	400	4,961
Nihon Trim Company, Ltd.	1,800	40,129
Nihon Unisys, Ltd.	17,100	157,123
Nihon Yamamura Glass Company, Ltd.	40,000	56,239
Nikkiso Company, Ltd.	18,800	184,020
Nikko Company, Ltd.	8,000	28,302
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	57,772
Nippon Carbide Industries Company, Inc.	21,000	42,568
Nippon Carbon Company, Ltd.	45,000	74,561
Nippon Ceramic Company, Ltd.	2,900	42,438
Nippon Chemi-Con Corp. (I)	56,271	162,590
Nippon Chemical Industrial Company, Ltd. (I)	31,000	69,814
Nippon Chemiphar Company, Ltd.	8,000	36,548
Nippon Coke & Engineering Company, Ltd.	83,500	79,344
Nippon Concrete Industries Company, Ltd.	4,000	20,255
Nippon Denko Company, Ltd.	38,300	96,781
Nippon Densetsu Kogyo Company, Ltd.	11,300	142,643
Nippon Felt Company, Ltd.	2,700	11,062
Nippon Filcon Company, Ltd.	3,100	13,131
Nippon Fine Chemical Company, Ltd.	3,000	21,616
Nippon Flour Mills Company, Ltd.	35,000	156,810
Nippon Gas Company, Ltd.	10,300	214,019
Nippon Hume Corp.	7,400	60,941
Nippon Jogesuido Sekkei Company, Ltd.	300	3,810
Nippon Kanzai Company, Ltd.	800	18,730
Nippon Kasei Chemical Company, Ltd.	5,000	6,406
Nippon Kinzoku Company, Ltd. (I)	13,000	16,810
Nippon Kodoshi Corp.	600	6,533
Nippon Koei Company, Ltd.	26,000	95,517
Nippon Konpo Unyu Soko Company, Ltd.	18,000	282,477
Nippon Koshuha Steel Company, Ltd. (I)	24,000	22,648
Nippon Light Metal Holdings Company, Ltd.	188,100	283,393
Nippon Paper Industries Company, Ltd.	10,000	146,031
Nippon Parking Development Company, Ltd.	59,300	61,766
Nippon Pillar Packing Company, Ltd.	6,800	48,719
Nippon Piston Ring Company, Ltd.	24,000	49,468
Nippon Rietec Company, Ltd.	3,000	21,603
Nippon Seiki Company, Ltd.	14,000	273,926
Nippon Seisen Company, Ltd.	6,000	35,174
Nippon Sharyo, Ltd.	29,000	87,177
Nippon Sheet Glass Company, Ltd. (I)	298,000	296,545
Nippon Shinyaku Company, Ltd.	7,000	203,776

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Soda Company, Ltd.	46,000	$239,492
Nippon Steel & Sumikin Texeng Company, Ltd.	17,000	74,499
Nippon Steel Trading Company., Ltd.	36,680	132,141
Nippon Suisan Kaisha, Ltd. (I)	108,965	379,655
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	107,848
Nippon Thompson Company, Ltd.	27,000	131,748
Nippon Valqua Industries, Ltd.	34,000	90,957
Nippon Yakin Kogyo Company, Ltd. (I)	41,400	98,853
Nipro Corp. (L)	37,300	318,991
Nishi-Nippon Railroad Company, Ltd.	129,000	544,375
Nishikawa Rubber Company, Ltd.	4,000	62,372
Nishimatsu Construction Company, Ltd.	81,000	333,716
Nishimatsuya Chain Company, Ltd.	17,300	156,267
Nishio Rent All Company, Ltd.	4,500	152,379
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	12,192
Nissei ASB Machine Company, Ltd.	2,300	55,663
Nissei Build Kogyo Company, Ltd.	14,000	33,920
Nissei Corp.	1,100	9,214
Nissei Plastic Industrial Company, Ltd.	4,600	39,858
Nissen Holdings Company, Ltd.	600	1,790
Nissha Printing Company, Ltd.	8,600	128,027
Nisshin Fudosan Company, Ltd.	15,600	62,657
Nisshin Oillio Group, Ltd.	34,000	113,850
Nisshin Steel Holdings Comapny, Ltd.	26,996	253,374
Nisshinbo Holdings, Inc.	48,000	486,400
Nissin Corp.	21,000	48,406
Nissin Electric Company, Ltd.	19,000	101,118
Nissin Kogyo Company, Ltd.	13,400	206,610
Nissin Sugar Holdings Company, Ltd.	500	10,131
Nissui Pharmaceutical Company, Ltd.	2,700	28,448
Nitta Corp.	6,900	153,276
Nitta Gelatin, Inc.	2,100	14,205
Nittan Valve Company, Ltd.	4,000	11,070
Nittetsu Mining Company, Ltd.	22,000	80,221
Nitto Boseki Company, Ltd.	58,229	207,659
Nitto FC Company, Ltd.	1,000	5,617
Nitto Kogyo Corp.	8,500	160,858
Nitto Kohki Company, Ltd.	4,100	77,680
Nitto Seiko Company, Ltd.	4,000	12,498
Nittoc Construction Company, Ltd.	20,400	90,461
Nittoku Engineering Company, Ltd.	3,800	38,999
Noevir Holdings Company, Ltd.	6,500	109,937
NOF Corp.	50,000	314,868
Nohmi Bosai, Ltd.	10,000	137,214
Nomura Company, Ltd.	12,500	105,267
Noritake Company, Ltd.	41,000	92,548
Noritsu Koki Company, Ltd.	2,000	10,279
Noritz Corp.	8,700	140,932
North Pacific Bank, Ltd.	114,500	455,195
NS Solutions Corp.	5,300	139,585
NS United Shinwa Kaiun Kaisha, Ltd.	33,000	92,591
NSD Company, Ltd.	8,915	122,705

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
Nuflare Technology, Inc.	1,000	$44,587
Obara Group, Inc.	4,000	163,556
Obayashi Road Corp.	18,000	117,317
Odelic Company, Ltd.	1,000	23,808
Oenon Holdings, Inc.	28,000	55,366
Ohara, Inc.	2,000	9,741
Ohashi Technica, Inc.	3,000	35,829
Ohsho Food Service Corp.	3,600	127,789
Oiles Corp.	8,672	148,230
Okabe Company, Ltd.	13,800	133,146
Okamoto Industries, Inc.	22,000	77,524
Okamoto Machine Tool Works, Ltd. (I)	7,000	7,915
Okamura Corp.	21,500	145,613
Okasan Holdings, Inc.	2,000	16,019
Oki Electric Industry Company, Ltd.	209,000	422,666
Okinawa Cellular Telephone Company	4,700	133,628
OKK Corp. (L)	48,000	67,407
OKUMA Corp.	46,382	351,782
Okumura Corp.	54,000	248,782
Okura Industrial Company, Ltd.	19,000	55,143
Okuwa Company, Ltd.	7,000	56,243
Olympic Corp.	1,000	7,954
ONO Sokki Company, Ltd.	2,000	16,632
Onoken Company, Ltd.	5,500	45,176
Onward Holdings Company, Ltd.	42,000	257,245
OPT, Inc.	3,900	25,846
Optex Company, Ltd.	3,700	62,027
Organo Corp.	20,000	80,891
Origin Electric Company, Ltd.	7,000	31,371
Osaka Organic Chemical Industry, Ltd.	3,200	13,179
Osaka Steel Company, Ltd.	4,300	74,954
OSAKA Titanium Technologies Company (L)	5,800	104,078
Osaki Electric Company, Ltd. (L)	9,000	60,222
OSG Corp.	23,200	368,883
Otsuka Kagu, Ltd.	2,100	19,701
Outsourcing, Inc.	2,900	41,326
Oyo Corp.	5,900	88,535
Pacific Industrial Company, Ltd.	15,000	110,407
Pacific Metals Company, Ltd.	48,000	141,340
Pal Company, Ltd.	3,700	100,051
Paltac Corp.	11,400	129,600
PanaHome Corp.	27,000	173,578
Panasonic Electric Works SUNX Company, Ltd.	6,100	36,226
Panasonic Information Systems	800	20,837
Paramount Bed Holdings Company, Ltd.	5,600	160,055
Parco Company, Ltd.	5,800	46,687
Paris Miki Holdings, Inc.	6,300	25,177
Pasco Corp.	4,000	11,424
Pasona Group, Inc.	7,800	35,654
Penta-Ocean Construction Company, Ltd. (L)	98,000	309,162
Pigeon Corp.	5,262	324,012
Pilot Corp.	4,500	230,191

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Piolax, Inc.	3,400	$139,764
Pioneer Corp. (I)	88,400	188,353
Plenus Company, Ltd.	5,900	99,335
Press Kogyo Company, Ltd.	42,000	150,819
Pressance Corp.	2,800	85,878
Prestige International, Inc.	5,900	51,380
Prima Meat Packers, Ltd.	49,000	105,456
Pronexus, Inc.	5,900	37,538
Proto Corp.	4,300	59,381
PS Mitsubishi Construction Company, Ltd.	8,700	34,751
Psc, Inc.	1,600	80,896
Qol Company, Ltd.	1,800	11,657
Raito Kogyo Company, Ltd.	18,800	156,162
Rasa Industries, Ltd. (I)	21,000	25,808
Relo Holdings, Inc.	3,400	222,133
Renaissance, Inc.	2,700	26,455
Rengo Company, Ltd.	65,000	261,072
Renown, Inc. (I)	10,500	9,888
Resorttrust, Inc.	7,400	151,936
Rheon Automatic Machinery Company, Ltd.	7,000	31,257
Rhythm Watch Company, Ltd.	29,000	39,529
Ricoh Leasing Company, Ltd.	5,300	139,000
Right On Company, Ltd.	6,100	36,820
Riken Corp.	31,000	118,921
Riken Keiki Company, Ltd.	3,000	27,863
Riken Technos Corp.	8,000	29,385
Riken Vitamin Company, Ltd.	2,000	53,803
Ringer Hut Company, Ltd.	1,600	23,044
Rion Company, Ltd.	1,600	19,479
Riso Kagaku Corp.	5,100	157,104
Rock Field Company, Ltd.	3,300	53,253
Rohto Pharmaceutical Company, Ltd.	24,800	321,837
Rokko Butter Company, Ltd.	2,600	25,839
Roland D.G. Corp.	3,000	104,214
Round One Corp.	28,000	160,785
Royal Holdings Company, Ltd.	9,700	140,154
Ryobi, Ltd.	51,000	134,401
Ryoden Trading Company, Ltd.	12,000	81,932
Ryosan Company, Ltd.	12,929	271,346
Ryoyo Electro Corp.	3,200	32,042
S Foods, Inc.	4,200	79,509
S&B Foods, Inc.	100	3,497
Saibu Gas Company, Ltd.	105,000	237,707
Saizeriya Company, Ltd.	10,600	141,521
Sakai Chemical Industry Company, Ltd.	34,000	104,898
Sakai Heavy Industries, Ltd.	6,000	15,495
Sakai Moving Service Company, Ltd.	1,800	51,733
Sakai Ovex Company, Ltd.	19,000	28,274
Sakata INX Corp.	14,000	155,483
Sakata Seed Corp.	10,500	153,707
Sala Corp.	4,500	22,622
SAMTY Company, Ltd.	1,100	6,805

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
San Holdings, Inc.	200	$2,639
San-A Company, Ltd.	6,200	210,211
San-Ai Oil Company, Ltd.	20,000	125,431
Sanden Corp.	40,000	234,599
Sanei Architecture Planning Company, Ltd.	1,500	11,457
Sangetsu Company, Ltd.	9,900	241,728
Sanix, Inc. (I)(L)	8,500	44,622
Sanken Electric Company, Ltd.	39,437	334,580
Sanki Engineering Company, Ltd.	18,000	111,045
Sanko Marketing Foods Company, Ltd.	500	3,860
Sanko Metal Industrial Company, Ltd.	6,000	12,769
Sankyo Frontier Company, Ltd.	2,000	15,355
Sankyo Seiko Company, Ltd.	7,700	28,280
Sankyo Tateyama, Inc.	4,500	76,852
Sankyu, Inc.	86,000	335,785
Sanoh Industrial Company, Ltd.	8,300	52,200
Sanshin Electronics Company, Ltd.	8,900	60,048
Sanwa Shutter Corp.	63,124	445,637
Sanyo Chemical Industries, Ltd.	17,000	111,750
Sanyo Denki Company, Ltd.	14,000	98,960
Sanyo Electric Railway Company, Ltd.	6,000	22,469
Sanyo Housing Nagoya Company, Ltd.	5,200	50,834
Sanyo Shokai, Ltd.	40,000	106,065
Sanyo Special Steel Company, Ltd.	42,648	131,932
Sapporo Holdings, Ltd.	103,000	469,472
Sato Holdings Corp.	7,200	171,643
Sato Restaurant Systems Company, Ltd.	800	5,948
Satori Electric Company, Ltd.	4,700	28,361
Sawada Holdings Company, Ltd.	9,500	64,737
Saxa Holdings, Inc.	9,000	20,573
SBS Holdings, Inc.	5,100	44,900
Scroll Corp.	9,200	22,525
Seibu Electric Industry Company, Ltd.	3,000	11,536
Seika Corp.	20,000	46,659
Seikagaku Corp.	5,700	100,599
Seikitokyu Kogyo Company, Ltd.	9,200	46,575
Seiko Holdings Corp.	45,000	257,098
Seino Holdings Company, Ltd.	25,000	235,307
Seiren Company, Ltd.	17,000	136,937
Sekisui Jushi Corp.	9,200	121,813
Sekisui Plastics Company, Ltd.	15,000	51,128
Senko Company, Ltd. (L)	33,000	152,775
Senshu Electric Company, Ltd.	1,500	22,998
Senshu Ikeda Holdings, Inc.	72,400	356,605
Senshukai Company, Ltd.	11,200	81,404
Septeni Holdings Company, Ltd.	400	3,531
Seria Company, Ltd.	6,000	223,434
Shibaura Electronics Company, Ltd.	1,100	21,258
Shibaura Mechatronics Corp.	10,000	31,434
Shibusawa Warehouse Company, Ltd.	16,000	48,150
Shibuya Kogyo Company, Ltd.	4,300	94,998
Shidax Corp.	4,200	18,336

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Shikibo, Ltd.	39,000	$41,915
Shikoku Chemicals Corp.	16,000	106,744
Shima Seiki Manufacturing, Ltd.	11,400	196,879
Shimachu Company, Ltd.	15,400	383,795
Shimojima Company, Ltd.	1,800	15,205
Shin Nippon Air Technologies Company, Ltd.	3,100	22,906
Shin-Etsu Polymer Company, Ltd.	11,300	47,968
Shin-Keisei Electric Railway Company, Ltd.	4,000	12,926
Shinagawa Refractories Company, Ltd.	30,000	65,952
Shindengen Electric Manufacturing Company, Ltd.	28,000	173,145
Shinkawa, Ltd.	1,700	8,864
Shinko Electric Industries Company, Ltd.	25,000	163,776
Shinko Plantech Company, Ltd.	14,200	97,210
Shinko Shoji Company, Ltd.	6,700	66,448
Shinmaywa Industries, Ltd.	29,000	268,261
Shinnihon Corp.	8,000	29,519
Shinsho Corp.	15,000	33,696
Shinwa Company, Ltd.	2,000	21,382
Ship Healthcare Holdings, Inc.	10,300	237,956
Shiroki Corp.	17,000	33,298
Shizuki Electric Company, Inc.	3,000	12,708
Shizuoka Gas Company, Ltd.	20,900	131,914
Shobunsha Publications, Inc.	2,400	16,447
Shochiku Company, Ltd.	8,000	70,915
Shoei Foods Corp.	2,200	16,153
Shofu, Inc.	2,600	31,702
Shoko Company, Ltd.	33,000	50,331
Showa Aircraft Industry Company, Ltd.	2,000	18,414
Showa Corp.	14,600	144,227
Showa Sangyo Company, Ltd.	37,000	145,410
Siix Corp.	7,800	133,316
Sinanen Company, Ltd.	15,000	54,120
Sinfonia Technology Company, Ltd.	32,000	46,343
Sinko Industries Ltd.	6,500	55,538
Sintokogio, Ltd.	16,000	109,860
SKY Perfect JSAT Holdings, Inc.	3,500	21,104
SMK Corp.	22,000	89,380
SMS Company, Ltd.	4,100	89,744
SNT Corp.	3,200	14,034
Sodick Company Ltd.	15,300	147,004
Softbank Technology Corp.	1,700	18,955
Softbrain Company, Ltd. (I)	6,100	11,475
Software Service, Inc.	900	33,529
Sogo Medical Company, Ltd.	1,500	70,137
Space Company, Ltd.	2,700	28,639
Sparx Group Company, Ltd.	33,400	63,138
SPK Corp.	300	5,188
SRA Holdings, Inc.	3,400	39,602
Srg Takamiya Company, Ltd.	2,600	34,293
ST Corp.	3,700	31,665
St. Marc Holdings Company, Ltd.	2,800	154,326
Star Micronics Company, Ltd.	17,300	246,446

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Starbucks Coffee Japan, Ltd.	11,100	$136,663
Starts Corp., Inc.	8,000	104,438
Starzen Company, Ltd.	27,000	88,503
Stella Chemifa Corp.	3,800	43,514
Step Company, Ltd.	2,000	14,530
Studio Alice Company, Ltd.	2,700	36,321
Sugimoto & Company, Ltd.	300	2,843
Sumida Corp.	6,800	49,867
Suminoe Textile Company, Ltd.	19,000	47,632
Sumitomo Bakelite Company, Ltd.	61,000	228,094
Sumitomo Densetsu Company, Ltd.	5,900	64,886
Sumitomo Mitsui Construction Company, Ltd. (I)(L)	225,700	245,417
Sumitomo Osaka Cement Company, Ltd.	130,000	366,919
Sumitomo Precision Products Company, Ltd.	9,000	34,486
Sumitomo Real Estate Sales Company, Ltd.	5,800	128,494
Sumitomo Seika Chemicals Company, Ltd.	19,000	129,279
Sumitomo Warehouse Company, Ltd.	43,952	251,005
Sun Frontier Fudousan Company, Ltd.	6,900	72,942
Sun-Wa Technos Corp.	1,900	18,326
Suncall Corp.	5,000	28,349
SWCC Showa Holdings Company, Ltd. (I)(L)	87,000	75,972
Systena Corp.	6,400	45,568
T Hasegawa Company, Ltd.	5,800	81,716
T RAD Company, Ltd.	27,000	57,557
T&K Toka Company, Ltd.	4,800	95,430
T-Gaia Corp.	5,900	57,286
Tabuchi Electric Company, Ltd. (L)	9,100	93,013
Tachi-S Company, Ltd.	9,800	130,445
Tachibana Eletech Company, Ltd.	3,000	38,432
Taihei Dengyo Kaisha, Ltd.	7,000	55,841
Taiheiyo Kouhatsu, Inc.	12,000	9,801
Taiho Kogyo Company, Ltd.	6,600	66,222
Taikisha, Ltd.	8,700	180,649
Taiko Pharmaceutical Company, Ltd.	3,100	63,202
Taisei Lamick Company, Ltd.	1,700	38,710
Taiyo Holdings Company, Ltd.	5,100	183,190
Taiyo Yuden Company, Ltd.	34,300	388,441
Takagi Securities Company, Ltd.	16,000	35,646
Takamatsu Construction Group Comapany, Ltd.	3,400	65,586
Takano Company, Ltd.	2,000	9,989
Takaoka Toko Company, Ltd.	1,970	27,246
Takara Holdings, Inc.	14,000	92,594
Takara Leben Company, Ltd.	30,900	135,570
Takara Standard Company, Ltd.	29,000	203,112
Takasago International Corp.	33,000	151,983
Takasago Thermal Engineering Company, Ltd.	20,600	262,061
Takashima & Company, Ltd.	16,000	32,836
Takata Corp.	1,200	12,984
Take and Give Needs Company, Ltd.	2,480	21,583
Takeei Corp.	7,100	58,961
Takeuchi Manufacturing Company, Ltd.	5,200	211,113
Takihyo Company, Ltd.	4,000	13,833

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Takiron Company, Ltd.	19,000	$77,902
Takisawa Machine Tool Company, Ltd.	22,000	40,117
Takuma Company, Ltd.	29,000	205,013
Tama Home Company, Ltd.	4,700	23,686
Tamron Company, Ltd.	6,500	122,753
Tamura Corp.	24,000	88,382
Tanseisha Company, Ltd.	8,800	70,756
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	54,280
Tayca Corp.	10,000	37,022
TBK Company, Ltd.	6,000	33,802
Teac Corp. (I)	37,000	19,349
Techno Medica Company, Ltd.	1,500	29,123
Tecmo Koei Holdings Company, Ltd.	5,200	74,861
Teikoku Electric Manufacturing Company, Ltd.	6,200	69,875
Teikoku Sen-I Company, Ltd.	6,000	137,673
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,995
Tenma Corp.	2,100	27,833
The 77th Bank, Ltd.	6,000	31,475
The Aichi Bank, Ltd.	3,800	184,237
The Akita Bank, Ltd.	81,000	229,463
The Aomori Bank, Ltd.	85,000	248,550
The Awa Bank, Ltd.	71,000	385,992
The Bank of Iwate, Ltd.	6,400	284,058
The Bank of Kochi, Ltd.	37,000	49,559
The Bank of Nagoya, Ltd.	54,000	204,150
The Bank of Okinawa, Ltd.	6,188	260,190
The Bank of Saga, Ltd.	57,000	127,247
The Chiba Kogyo Bank, Ltd.	17,100	125,713
The Chukyo Bank, Ltd.	42,000	77,502
The Daiei, Inc. (I)	90,300	103,312
The Daisan Bank, Ltd.	64,000	103,420
The Daishi Bank, Ltd.	113,000	386,314
The Daito Bank, Ltd.	35,000	44,171
The Ehime Bank, Ltd.	71,253	149,343
The Eighteenth Bank, Ltd.	70,000	203,997
The Fukui Bank, Ltd.	96,188	215,297
The Fukushima Bank, Ltd.	88,000	70,358
The Higashi-Nippon Bank, Ltd.	41,000	118,964
The Hokkoku Bank, Ltd.	98,000	311,321
The Hokuetsu Bank, Ltd.	86,000	160,154
The Hyakugo Bank, Ltd.	82,000	336,410
The Japan Steel Works, Ltd.	108,000	384,287
The Japan Wool Textile Company, Ltd.	23,000	147,932
The Kagoshima Bank, Ltd.	53,000	338,190
The Keiyo Bank, Ltd.	84,000	465,971
The Kinki Sharyo Company, Ltd.	12,000	29,207
The Kita-Nippon Bank, Ltd.	2,100	49,960
The Kiyo Bank, Ltd.	10,139	128,878
The Maruetsu, Inc.	13,000	60,258
The Michinoku Bank, Ltd.	53,000	102,124
The Mie Bank, Ltd.	36,000	83,168
The Minato Bank, Ltd.	59,000	111,655

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
The Monogatari Corp.	1,100	$32,504
The Nagano Bank, Ltd.	25,000	41,720
The Nanto Bank, Ltd.	67,000	241,604
The Nippon Road Company, Ltd.	21,000	103,246
The Nippon Signal Company, Ltd.	17,100	166,499
The Ogaki Kyoritsu Bank, Ltd.	109,000	319,979
The Oita Bank, Ltd.	59,000	223,972
The Okinawa Electric Power Company, Inc.	5,800	182,479
The Pack Corp.	5,700	109,549
The San-in Godo Bank, Ltd.	53,000	386,750
The Shiga Bank, Ltd.	51,000	271,933
The Shikoku Bank, Ltd.	75,000	158,636
The Shimane Bank, Ltd.	200	2,297
The Shimizu Bank, Ltd.	2,600	64,685
The Taiko Bank, Ltd.	28,000	53,053
The Tochigi Bank, Ltd.	44,000	192,538
The Toho Bank, Ltd.	77,000	268,221
The Tohoku Bank, Ltd.	34,000	45,267
The Torigoe Company, Ltd.	2,300	15,007
The Tottori Bank, Ltd.	25,000	49,268
The Towa Bank, Ltd.	85,000	76,562
The Yamagata Bank, Ltd. (L)	49,000	217,261
The Yamanashi Chuo Bank, Ltd.	54,255	226,176
The Yasuda Warehouse Company, Ltd.	6,200	55,853
Tigers Polymer Corp.	2,000	11,914
TKC Corp.	7,100	118,847
Toa Corp.	8,000	78,565
Toa Corp.	64,000	105,909
TOA Oil Company, Ltd.	28,000	38,894
TOA Road Corp.	15,000	57,441
Toabo Corp.	38,000	25,879
Toagosei Company, Ltd.	70,000	286,027
Tobishima Corp. (I)(L)	53,900	134,703
Tobu Store Company, Ltd.	8,000	19,435
TOC Company, Ltd.	19,000	116,149
Tocalo Company, Ltd.	4,500	72,124
Toda Corp.	59,000	243,954
Toda Kogyo Corp.	19,000	78,760
Toei Animation Company, Ltd.	500	13,722
Toei Company, Ltd.	23,000	119,834
Toenec Corp.	13,000	63,495
Toho Company, Ltd.	16,000	57,468
Toho Holdings Company, Ltd.	17,700	228,077
Toho Zinc Company, Ltd.	47,000	160,062
Tohokushinsha Film Corp.	3,700	26,580
Tohto Suisan Company, Ltd.	5,000	8,332
Tokai Carbon Company, Ltd.	68,000	191,151
Tokai Corp.	3,000	89,733
Tokai Holdings Corp.	25,600	119,789
Tokai Lease Company, Ltd.	3,000	5,152
Tokai Rika Company, Ltd.	8,700	175,358
Tokai Rubber Industries, Ltd.	13,300	111,251

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Token Corp.	3,050	$131,090
Toko, Inc.	11,000	30,157
Tokushu Tokai Paper Company, Ltd.	36,000	73,345
Tokuyama Corp.	113,000	247,499
Tokyo Derica Company, Ltd.	4,700	65,293
Tokyo Dome Corp.	58,000	233,370
Tokyo Electron Device, Ltd.	1,800	22,759
Tokyo Energy & Systems, Inc.	8,000	53,038
Tokyo Individualized Educational Institute, Inc.	2,100	6,598
Tokyo Keiki, Inc.	28,000	61,838
Tokyo Ohka Kogyo Company, Ltd.	7,200	213,243
Tokyo Rakutenchi Company, Ltd.	6,000	25,511
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	73,453
Tokyo Sangyo Company, Ltd.	3,500	13,795
Tokyo Seimitsu Company, Ltd.	12,100	236,677
Tokyo Steel Manufacturing Company, Ltd.	35,200	187,171
Tokyo Tekko Company, Ltd.	20,000	86,742
Tokyo Theatres Company, Inc.	31,000	38,124
Tokyo TY Financial Group, Inc. (I)	10,558	290,820
Tokyu Recreation Company, Ltd.	4,000	22,642
Toli Corp.	9,000	18,295
Tomato Bank, Ltd.	38,000	57,552
Tomen Electronics Corp.	3,200	44,327
Tomoe Corp.	7,600	28,721
Tomoe Engineering Company, Ltd.	2,200	31,529
Tomoku Company, Ltd.	16,000	36,900
TOMONY Holdings, Inc.	60,600	264,573
Tomy Company, Ltd. (L)	24,900	127,156
Tonami Holdings Company, Ltd.	13,000	31,845
Toppan Forms Company, Ltd.	17,500	169,441
Topre Corp.	13,500	176,156
Topy Industries, Ltd.	77,000	140,758
Toridoll Corp.	5,700	62,439
Torii Pharmaceutical Company, Ltd.	1,700	42,183
Torishima Pump Manufacturing Company, Ltd. (L)	8,100	57,337
Tosei Corp.	11,800	71,714
Toshiba Machine Company, Ltd.	36,000	141,916
Toshiba Plant Systems & Services Corp.	13,000	201,169
Toshiba TEC Corp.	7,000	49,581
Tosho Company, Ltd.	2,000	41,071
Tosho Printing Company, Ltd.	15,000	42,924
Totetsu Kogyo Company, Ltd.	6,800	145,304
Tow Company, Ltd.	500	3,440
Towa Corp.	7,100	43,772
Towa Pharmaceutical Company, Ltd.	3,500	157,110
Toyo Construction Company, Ltd.	23,300	94,156
Toyo Corp.	10,400	86,221
Toyo Electric Manufacturing Company, Ltd.	13,000	44,704
Toyo Engineering Corp.	34,000	126,039
Toyo Ink SC Holdings Company, Ltd.	61,000	292,934
Toyo Kanetsu KK	33,000	71,648
Toyo Kohan Company, Ltd.	18,000	92,939

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
Toyo Machinery & Metal Company, Ltd.	500	$1,917
Toyo Securities Company, Ltd.	22,000	66,412
Toyo Tanso Company, Ltd.	4,100	70,676
Toyo Tire & Rubber Company, Ltd.	27,000	553,454
Toyo Wharf & Warehouse Company, Ltd.	27,000	47,506
Toyobo Company, Ltd.	307,064	431,427
TPR Company, Ltd.	6,300	162,485
Trancom Company, Ltd.	2,300	99,438
Transcosmos, Inc.	7,500	131,929
Trusco Nakayama Corp.	5,900	166,743
Trust Tech, Inc.	600	9,018
TSI Holdings Company, Ltd.	30,505	175,159
Tsubakimoto Chain Company, Ltd.	44,000	364,082
Tsudakoma Corp. (I)	18,000	24,971
Tsugami Corp.	21,000	107,718
Tsukishima Kikai Company, Ltd.	8,700	89,074
Tsukuba Bank, Ltd.	31,500	102,783
Tsukui Corp.	9,400	73,408
Tsurumi Manufacturing Company, Ltd.	5,000	83,936
Tsutsumi Jewelry Company, Ltd.	900	18,762
TV Tokyo Holdings Corp.	800	15,982
Tyo, Inc.	19,500	29,187
U-Shin, Ltd. (L)	6,300	38,086
UACJ Corp.	85,718	250,802
Ube Industries, Ltd.	7,000	10,015
Uchida Yoko Company, Ltd.	16,000	51,235
Uchiyama Holdings Company, Ltd.	3,300	17,501
UKC Holdings Corp.	4,100	60,176
Ulvac, Inc. (I)	15,800	218,310
Uniden Corp.	20,000	38,966
Union Tool Company, Ltd.	3,700	86,950
Unipres Corp.	13,000	224,064
United Arrows, Ltd.	6,500	179,336
Unitika, Ltd. (I)	43,000	22,509
Universal Entertainment Corp.	8,000	118,585
UNY Group Holdings Company, Ltd.	77,700	391,545
Usen Corp. (I)	39,190	119,981
Ushio, Inc.	16,100	161,191
UT Holdings Company, Ltd.	10,900	46,982
Utoc Corp.	4,300	23,025
Valor Company, Ltd.	11,100	190,762
Village Vanguard Company, Ltd.	2,200	25,077
Vital KSK Holdings, Inc.	10,900	79,133
Vitec Company, Ltd.	2,600	20,045
VT Holdings Company, Ltd.	29,700	111,682
Wacoal Holdings Corp.	34,000	348,303
Wacom Company, Ltd. (L)	46,700	179,276
Wakachiku Construction Company, Ltd.	35,000	61,763
Wakita & Company, Ltd.	13,100	127,307
Warabeya Nichiyo Company, Ltd.	4,200	71,072
Watabe Wedding Corp.	800	3,325
WATAMI Company, Ltd. (L)	6,900	69,891

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Weathernews, Inc.	4,200	$100,616
Welcia Holdings Company, Ltd.	3,000	94,919
Wellnet Corp.	100	1,600
West Holdings Corp.	6,400	62,726
Wood One Company, Ltd.	8,000	18,642
Wowow, Inc.	2,200	95,991
Xebio Company, Ltd.	6,800	109,752
Y A C Company, Ltd.	900	4,644
Yahagi Construction Company, Ltd.	9,000	70,766
Yaizu Suisankagaku Industry Company, Ltd.	1,700	14,291
YAMABIKO Corp.	2,800	116,784
Yamaichi Electronics Company, Ltd.	8,000	56,395
Yamatane Corp.	35,000	53,688
Yamaya Corp.	1,000	13,780
Yamazawa Company, Ltd.	100	1,385
Yamazen Corp.	18,000	125,633
Yaoko Company, Ltd.	2,700	160,710
Yellow Hat, Ltd.	5,600	108,713
Yodogawa Steel Works, Ltd.	34,825	126,637
Yokogawa Bridge Corp.	10,900	122,886
Yokohama Reito Company, Ltd.	17,200	113,769
Yokowo Company, Ltd.	3,300	18,056
Yomeishu Seizo Company, Ltd.	3,000	22,686
Yomiuri Land Company, Ltd.	13,000	54,779
Yondenko Corp.	1,000	3,441
Yondoshi Holdings, Inc.	7,200	122,332
Yonekyu Corp.	2,000	31,222
Yorozu Corp.	6,600	114,141
Yuasa Funashoku Company, Ltd.	7,000	17,202
Yuasa Trading Company, Ltd.	5,200	100,105
Yuken Kogyo Company, Ltd.	20,000	42,035
Yumeshin Holdings Company, Ltd. (L)	8,200	50,348
Yurtec Corp.	15,000	84,292
Yusen Logistics Company, Ltd.	5,900	64,708
Yushiro Chemical Industry Company, Ltd.	3,000	37,254
Yutaka Giken Company, Ltd.	1,000	20,405
Zappallas, Inc.	800	3,958
Zenrin Company, Ltd.	10,100	116,880
Zensho Holdings Company, Ltd. (L)	30,400	244,781
Zeria Pharmaceutical Company, Ltd.	4,400	72,247
Zojirushi Corp.	11,000	73,599
Zuken, Inc.	2,300	19,886
Jersey, Channel Islands 0.2%		1,266,528
Centamin PLC	395,631	281,446
Petra Diamonds, Ltd. (I)	128,658	396,672
Phoenix Group Holdings	47,031	588,410
Liechtenstein 0.1%		313,042
Liechtensteinische Landesbank AG	4,351	179,808
Verwaltungs & Privat Bank AG	1,639	133,234
Luxembourg 0.4%		2,124,415
APERAM (I)	16,385	525,637

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
Luxembourg (continued)
d'Amico International Shipping SA	28,003	$15,130
Elcoteq SE (I)	353	0
Eurofins Scientific	2,892	701,844
GAGFAH SA (I)	7,615	146,743
L'Occitane International SA	23,250	59,487
Orco Property Group SA (I)	3,084	1,841
Regus PLC	210,526	644,797
Sword Group	1,316	28,936
Malaysia 0.0%		110,466
Nam Cheong, Ltd.	379,000	110,466
Malta 0.1%		617,738
Unibet Group PLC	10,144	617,738
Monaco 0.0%		48,778
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	48,778
Mongolia 0.0%		31,823
Mongolian Mining Corp. (I)	515,500	31,823
Netherlands 2.2%		12,602,823
Aalberts Industries NV	34,977	981,430
Accell Group	7,041	117,784
AMG Advanced Metallurgical Group NV (I)	12,164	102,272
Amsterdam Commodities NV	5,873	133,313
Arcadis NV	22,632	706,720
ASM International NV	19,360	811,421
Atrium European Real Estate, Ltd.	30,289	157,188
BE Semiconductor Industries NV	13,618	294,054
Beter Bed Holding NV	4,794	93,579
BinckBank NV	28,602	265,601
Brack Capital Properties NV (I)	166	9,726
Brunel International NV	8,264	157,091
Corbion NV	16,095	283,088
Delta Lloyd NV	70,276	1,615,049
DOCdata NV	350	8,430
Exact Holdings NV (L)	5,098	201,024
Fugro NV	1,449	33,180
Grontmij (I)	25,109	114,829
Heijmans NV	7,985	80,633
Hunter Douglas NV	368	15,523
KAS Bank NV	4,826	57,654
Kendrion NV	3,674	102,667
Koninklijke BAM Groep NV (L)	120,060	340,382
Koninklijke Ten Cate NV	9,925	234,275
Koninklijke Wessanen NV	32,316	220,110
Macintosh Retail Group NV	3,311	20,601
Nederlandsche Apparatenfabriek NV	765	25,239
Nutreco NV	25,711	1,470,652
Ordina NV (I)(L)	29,382	48,484
PostNL NV (I)	171,562	664,689
Royal Imtech NV (I)	22,641	114,651
SBM Offshore NV (I)	66,552	897,927
Sligro Food Group NV	7,215	271,408

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Netherlands (continued)
SNS REAAL NV (I)	28,136	$0
Telegraaf Media Groep NV	4,667	34,209
TKH Group NV	11,249	359,171
TNT Express NV	119,585	805,913
TomTom NV (I)	63,002	441,858
USG People NV	27,063	296,828
Van Lanschot NV	651	14,170
New Zealand 1.2%		6,548,146
a2 Company, Ltd. (I)(L)	105,902	52,268
Air New Zealand, Ltd.	151,805	289,326
Bathurst Resources, Ltd. (I)	44,863	996
Chorus, Ltd. (I)	135,559	219,709
Ebos Group, Ltd.	26,644	196,854
Fisher & Paykel Healthcare Corp., Ltd.	186,776	802,572
Freightways, Ltd.	51,124	218,816
Hallenstein Glasson Holdings, Ltd.	19,805	48,989
Hellaby Holdings, Ltd.	16,115	38,665
Infratil, Ltd.	181,406	397,816
Kathmandu Holdings, Ltd.	64,785	152,467
Mainfreight, Ltd.	27,674	341,761
Metlifecare, Ltd.	31,770	107,639
Michael Hill International, Ltd.	43,259	44,082
New Zealand Oil & Gas, Ltd.	50,250	24,826
Nuplex Industries, Ltd.	75,775	181,215
NZX, Ltd.	80,835	74,824
Pacific Edge, Ltd. (I)(L)	105,378	72,611
PGG Wrightson, Ltd.	18,780	6,852
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	17,386	228,466
Pumpkin Patch, Ltd. (I)	30,500	4,907
Restaurant Brands New Zealand, Ltd.	35,586	103,601
Ryman Healthcare, Ltd.	118,002	741,104
Sanford, Ltd.	6,681	26,246
SKY Network Television, Ltd.	132,251	671,706
SKYCITY Entertainment Group, Ltd.	204,607	630,896
Spark New Zealand, Ltd.	27,552	66,089
Steel & Tube Holdings, Ltd.	23,995	55,559
The New Zealand Refining Company, Ltd. (L)	20,150	33,980
The Warehouse Group, Ltd.	41,572	101,128
Tower, Ltd.	32,655	50,969
Trade Me Group, Ltd.	118,272	351,514
TrustPower, Ltd.	8,544	50,215
Vector, Ltd.	71,848	158,880
Xero, Ltd. (I)	45	598
Norway 0.8%		4,724,572
ABG Sundal Collier Holding ASA	82,654	58,185
AF Gruppen ASA	3,241	33,861
American Shipping ASA	14,000	84,669
Atea ASA	20,585	214,188
Austevoll Seafood ASA	25,846	155,027
Bionor Pharma ASA (I)	47,836	18,872

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
Norway (continued)
Biotec Pharmacon ASA (I)	11,916	$22,853
Bonheur ASA	2,557	27,751
BW Offshore, Ltd.	121,482	126,850
Det Norske Oljeselskap ASA (I)	27,896	147,770
DOF ASA (I)	10,345	24,095
Dolphin Group ASA (I)	50,001	19,986
Ekornes ASA	7,513	92,352
Electromagnetic GeoServices ASA (I)	45,328	23,114
Eltek ASA	32,294	46,557
Evry ASA	10,907	26,841
Farstad Shipping ASA	4,400	34,424
Ganger Rolf ASA	2,018	20,634
Grieg Seafood ASA (I)	14,124	56,508
Hexagon Composites ASA	24,673	78,125
Hurtigruten ASA (I)	81,734	80,694
Kongsberg Automotive Holding ASA (I)	151,819	139,810
Kvaerner ASA	44,554	55,064
Leroy Seafood Group ASA	6,448	223,599
Nordic Semiconductor ASA (I)	34,594	200,180
Norske Skogindustrier ASA (I)	49,961	28,125
Norwegian Air Shuttle ASA (I)(L)	7,291	274,115
Odfjell SE (I)	7,780	25,470
Olav Thon Eiendomsselskap ASA	3,830	68,269
Opera Software ASA (L)	25,543	326,756
Panoro Energy ASA (I)	86,556	22,164
PhotoCure ASA (I)	1,408	4,218
Q-Free ASA (I)	7,500	12,633
REC Silicon ASA (I)	596,226	204,915
Salmar ASA	10,408	178,714
Sevan Drilling AS (I)	61,510	7,182
Sevan Marine ASA	7,650	23,735
Siem Offshore, Inc.	37,522	21,052
Solstad Offshore ASA	3,000	32,952
SpareBank 1 SR-Bank ASA	40,014	307,898
Sparebanken 1 SMN	16,711	138,891
Storebrand ASA (I)	46,807	217,898
Tomra Systems ASA	42,713	300,142
Vard Holdings, Ltd. (I)	185,000	88,579
Veidekke ASA	23,829	224,872
Wilh Wilhelmsen Holding ASA	17,587	104,345
Wilh Wilhelmsen Holding ASA, Class A	4,200	99,638
Peru 0.0%		47,916
Hochschild Mining PLC	32,648	47,916
Portugal 0.6%		3,216,364
Altri SGPS SA	44,909	130,460
Banco BPI SA (I)(L)	131,340	254,329
Banco Comercial Portugues SA (I)(L)	8,187,152	845,048
Mota-Engil SGPS SA	22,829	100,243
Novabase SGPS SA	2,054	5,805
Portucel - Empresa Produtora de Pasta e Papel SA (L)	66,599	230,987
Redes Energeticas Nacionais SA	97,339	303,870

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Portugal (continued)
Semapa-Sociedade de Investimento & Gestao	29,810	$331,783
Sonae Industria SGPS SA (I)	523,500	17,628
Sonae SA	371,043	505,955
Teixeira Duarte SA	37,298	37,289
ZON OPTIMUS SGPS SA	73,271	452,967
Republic of Georgia 0.1%		435,546
Bank of Georgia Holdings PLC	12,888	435,546
Singapore 1.3%		7,293,516
Amara Holdings, Ltd.	80,000	31,597
Amtek Engineering, Ltd.	52,000	23,758
ASL Marine Holdings, Ltd.	3,000	1,114
AusGroup, Ltd. (I)(L)	176,000	46,558
Baker Technology, Ltd.	101,000	19,796
Banyan Tree Holdings, Ltd.	78,000	36,778
Biosensors International Group, Ltd. (I)	291,000	120,503
Bonvests Holdings, Ltd.	36,400	37,937
Boustead Singapore, Ltd.	94,000	131,996
Breadtalk Group, Ltd.	38,000	41,673
Broadway Industrial Group, Ltd. (I)	20,400	3,121
Bukit Sembawang Estates, Ltd.	51,000	204,818
Cape PLC	38,567	152,066
Centurion Corp., Ltd.	85,000	36,502
CH Offshore, Ltd.	50,000	18,198
China Aviation Oil Singapore Corp., Ltd.	72,000	38,646
China Merchants Holdings Pacific, Ltd.	41,000	30,826
Chip Eng Seng Corp., Ltd.	216,000	144,171
Chuan Hup Holdings, Ltd.	78,000	15,839
CitySpring Infrastructure Trust (L)	277,000	114,687
Cosco Corp. Singapore, Ltd. (L)	345,000	159,990
Creative Technology, Ltd.	7,050	10,763
CSE Global, Ltd.	168,000	84,350
Cw Group Holdings, Ltd.	92,000	29,667
CWT, Ltd.	93,000	113,835
Dyna-Mac Holdings, Ltd.	135,000	35,158
Elec & Eltek International Company, Ltd.	5,000	6,347
Eu Yan Sang International, Ltd.	93,000	53,504
Ezra Holdings, Ltd.	324,800	165,482
Falcon Energy Group, Ltd.	32,000	6,382
Far East Orchard, Ltd.	64,594	84,134
FJ Benjamin Holdings, Ltd.	5,000	619
Food Empire Holdings, Ltd.	43,800	11,996
Fragrance Group, Ltd.	200,000	32,994
Gallant Venture, Ltd. (I)	264,000	47,544
Global Premium Hotels, Ltd.	16,000	4,294
GMG Global, Ltd.	1,234,000	56,774
Guocoland, Ltd.	30,000	40,603
GuocoLeisure, Ltd.	197,000	141,152
Healthway Medical Corp, Ltd. (I)	336,375	11,605
Hi-P International, Ltd.	51,000	27,949
Hiap Hoe, Ltd.	38,000	23,433
Ho Bee Investment, Ltd.	88,000	133,954

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
Singapore (continued)
Hong Fok Corp., Ltd.	137,760	$92,438
Hong Leong Asia, Ltd.	46,000	48,116
Hotel Grand Central, Ltd.	11,521	11,479
Hour Glass, Ltd.	15,000	7,819
HTL International Holdings, Ltd.	24,000	5,070
Hwa Hong Corp., Ltd.	55,000	13,918
Hyflux, Ltd.	187,000	130,491
Indofood Agri Resources, Ltd.	207,000	119,783
Innotek, Ltd.	16,000	3,314
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	21,001
K1 Ventures, Ltd.	273,000	39,532
Keppel Infrastructure Trust	123,000	100,904
Keppel Telecommunications & Transportation, Ltd.	30,000	40,807
LCD Global Investments, Ltd.	68,000	13,817
Lian Beng Group, Ltd.	132,000	66,878
Low Keng Huat Singapore, Ltd.	64,000	32,626
Mercator Lines Singapore, Ltd. (I)	70,000	3,702
Metro Holdings, Ltd.	53,600	36,396
Mewah International, Inc.	57,000	18,132
Midas Holdings, Ltd.	382,000	80,600
NSL, Ltd.	29,000	35,926
Oceanus Group, Ltd. (I)	142,000	1,306
OM Holdings, Ltd. (I)	23,407	7,204
OSIM International, Ltd. (L)	79,000	130,928
Otto Marine, Ltd.	223,500	9,240
OUE, Ltd.	121,000	189,269
Oxley Holdings, Ltd.	31,000	12,361
Pan-United Corp., Ltd.	78,000	49,878
Penguin International, Ltd.	124,000	20,417
Petra Foods, Ltd.	46,000	133,953
Popular Holdings, Ltd.	41,000	7,541
QAF, Ltd.	68,681	52,407
Raffles Education Corp., Ltd. (I)	295,233	70,117
Raffles Medical Group, Ltd.	13,489	40,026
REC Solar ASA (I)	9,401	137,941
Rickmers Maritime	215,000	47,221
Rotary Engineering, Ltd.	100,000	42,112
SBS Transit, Ltd.	20,500	27,023
See Hup Seng, Ltd.	84,000	17,428
Sheng Siong Group, Ltd.	103,000	52,122
Sim Lian Group, Ltd.	69,447	44,960
Sinarmas Land, Ltd.	417,000	193,423
Sing Holdings, Ltd.	79,000	20,277
Singapore Reinsurance Corp., Ltd.	47,000	10,444
SMRT Corp., Ltd.	270,000	337,452
Stamford Land Corp., Ltd.	196,000	84,907
SunVic Chemical Holdings, Ltd. (I)	87,000	33,695
Super Group, Ltd. (L)	105,000	98,228
Swiber Holdings, Ltd.	171,000	41,328
Swissco Holdings, Ltd.	52,000	30,808
Tat Hong Holdings, Ltd.	139,000	82,034
Tiong Woon Corp. Holding, Ltd.	51,000	10,570

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Triyards Holdings, Ltd.	14,680	$7,325
Tuan Sing Holdings, Ltd.	312,549	99,389
UE E&C, Ltd.	11,000	10,881
UMS Holdings, Ltd.	62,500	26,591
United Engineers, Ltd.	178,000	407,807
United Envirotech, Ltd.	56,000	69,485
UOB-Kay Hian Holdings, Ltd.	133,554	156,168
UPP Holdings, Ltd.	136,000	25,551
Venture Corp., Ltd.	93,000	546,291
Vibrant Group, Ltd.	377,639	29,799
Vicom, Ltd.	4,000	19,621
Wee Hur Holdings, Ltd.	102,000	29,757
Wing Tai Holdings, Ltd.	176,817	233,148
XP Power, Ltd.	3,050	68,035
Yeo Hiap Seng, Ltd.	8,834	12,622
Yongnam Holdings, Ltd.	393,000	58,564
South Africa 0.1%		391,782
Lonmin PLC (I)(L)	134,717	365,230
Mota-Engil Africa NV (I)	2,005	26,552
Spain 1.9%		11,064,548
Abengoa SA	8,274	23,609
Abengoa SA, B Shares (L)	122,619	310,685
Acciona SA	8,045	594,921
Acerinox SA	31,416	478,056
Adveo Group International SA	3,643	54,699
Adveo Group International SA	182	2,735
Afirma Grupo Inmobiliario SA (I)	113,311	10,861
Almirall SA	16,848	291,020
Atresmedia Corp de Medios de Comunicaion SA	16,651	229,230
Azkoyen SA (I)	2,428	6,225
Baron de Ley SA (I)	717	66,654
Bolsas y Mercados Espanoles SA	24,154	994,057
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	1,810	9,154
Cie Automotive SA	13,419	197,457
Construcciones & Auxiliar de Ferrocarriles SA	346	119,473
Deoleo SA (I)	129,706	61,369
Distribuidora Internacional de Alimentacion SA	121,438	843,015
Duro Felguera SA	21,816	95,973
Ebro Foods SA	23,016	417,410
EDP Renovaveis SA	18,157	122,453
Elecnor SA	5,499	59,224
Ence Energia y Celulosa SA	46,669	102,471
Ercros SA (I)	30,287	16,698
Faes Farma SA	77,562	185,662
Fluidra SA	12,779	46,281
Fomento de Construcciones y Contratas SA (I)(L)	13,986	273,141
Gamesa Corporacion Tecnologica SA (I)	62,685	640,175
Grupo Catalana Occidente SA	10,088	317,419
Grupo Ezentis SA (I)(L)	45,066	37,888
Iberpapel Gestion SA	1,271	19,054

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Spain (continued)
Indra Sistemas SA	30,265	$311,518
Laboratorios Farmaceuticos Rovi SA	1,848	21,049
Mediaset Espana Comunicacion SA (I)	46,539	571,825
Melia Hotels International SA (L)	14,312	145,916
Miquel y Costas SA	1,538	57,845
NH Hoteles SA (I)	52,732	252,119
Obrascon Huarte Lain SA (L)	11,672	317,297
Papeles y Cartones de Europa SA	16,202	76,802
Pescanova SA (I)	2,188	0
Prim SA	1,511	11,371
Promotora de Informaciones SA (I)	143,222	47,493
Prosegur Cia de Seguridad SA	42,595	252,701
Realia Business SA (I)	35,461	30,833
Sacyr SA (I)	102,068	399,883
Solaria Energia y Medio Ambiente SA (I)	10,301	10,725
Tecnicas Reunidas SA	9,803	462,832
Telecomunicaciones y Energia (I)	4,417	7,651
Tubacex SA	31,268	135,986
Tubos Reunidos SA	31,261	82,714
Vidrala SA	218	8,861
Vidrala SA	4,888	198,321
Viscofan SA	14,051	808,544
Vocento SA (I)	6,333	13,532
Zeltia SA (I)	62,828	211,661
Sweden 3.5%		19,583,053
AarhusKarlshamn AB	7,379	404,948
Acando AB	18,435	31,485
Addtech AB	15,309	215,694
AF AB, B Shares	26,838	428,379
Atrium Ljungberg AB, B Shares	8,549	125,018
Avanza Bank Holding AB	3,081	100,660
Axfood AB	6,562	388,098
Axis Communications AB (L)	11,764	305,067
B&B Tools AB	7,855	168,392
BE Group AB (I)	8,608	6,733
Beijer Alma AB	5,177	130,982
Beijer Electronics AB	1,967	14,257
Beijer Ref AB	4,345	79,282
Betsson AB (I)	9,301	332,200
Bilia AB	7,550	230,834
BillerudKorsnas AB	53,475	788,529
BioGaia AB	2,610	68,210
Bjoern Borg AB	3,904	12,231
Bulten AB	2,651	24,741
Bure Equity AB	24,662	113,974
Byggmax Group AB	15,877	104,622
Castellum AB	46,931	759,431
Clas Ohlson AB, Series B	14,703	241,260
Cloetta AB, B Shares (I)	61,978	180,102
Concordia Maritime AB	748	1,123
Dios Fastigheter AB	20,611	151,835
Doro AB	8,530	43,299

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Sweden (continued)
Duni AB	11,291	$160,200
East Capital Explorer AB (I)	1,176	7,517
Enea AB (I)	2,038	19,092
Eniro AB (I)(L)	37,097	31,259
Fabege AB	44,517	585,772
Fagerhult AB (I)	1,800	30,817
Fastighets AB Balder, B Shares (I)	14,300	192,002
Gunnebo AB	14,001	69,587
Haldex AB	14,193	175,732
Hexpol AB	7,107	624,844
HIQ International AB	14,238	75,245
Holmen AB, B Shares	18,699	630,407
Hufvudstaden AB, A Shares	3,446	45,026
Husqvarna AB, B Shares	8,333	61,330
Industrial & Financial Systems AB	6,980	223,999
Indutrade AB	6,487	258,120
Intrum Justitia AB	23,419	701,895
JM AB	21,352	679,579
KappAhl Holding AB	22,127	126,594
Karolinska Development AB (I)(L)	11,601	25,979
Klovern AB	7,293	41,051
KNOW IT AB	3,226	24,043
Kungsleden AB	48,476	322,116
Lagercrantz AB	4,000	70,342
Lindab International AB (I)	23,667	217,135
Loomis AB	18,745	541,342
Meda AB, Series A (L)	13,740	197,041
Medivir AB (I)(L)	11,625	171,810
Mekonomen AB	5,842	142,494
Micronic Laser Systems AB	30,882	93,576
Modern Times Group AB, B Shares	15,580	495,047
Munksjo OYJ (I)	1,315	12,711
NCC AB, B Shares	10,970	340,120
Net Entertainment NE AB, B Shares	6,893	219,965
Net Insight AB (I)	50,000	19,254
New Wave Group AB	16,778	83,893
Nibe Industrier AB	27,668	737,538
Nobia AB	39,901	338,209
Nolato AB	8,544	200,464
Nordnet AB	29,572	110,312
OEM International AB, B Shares	8,427	113,667
PA Resources AB (I)	1,101	288
Peab AB	63,290	432,264
Pricer AB	42,894	35,345
Proact IT Group AB	930	9,846
Proffice AB	22,512	54,551
Ratos AB	44,870	292,551
Saab AB	22,782	636,117
SAS AB (I)(L)	58,109	119,377
Sectra AB (I)	421	5,577
Securitas AB, Series B	74,803	904,562
Semcon AB	4,321	29,731

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Sweden (continued)
SkiStar AB, Series B	4,288	$51,117
SSAB AB, A Shares (I)	9,753	69,521
SSAB AB, B Shares (I)	24,900	156,514
SSAB AB, Series A (I)(L)	49,522	350,556
SSAB AB, Series B	22,810	143,399
Sweco AB	6,993	105,384
Swedish Orphan Biovitrum AB (I)	42,739	480,746
Swedol AB	662	1,595
Systemair AB	2,065	28,756
TradeDoubler AB	9,405	10,805
Transmode Holding AB	2,020	17,919
Vitrolife AB	3,932	77,695
Wallenstam AB	26,871	439,665
Wihlborgs Fastigheter AB	25,678	460,660
Switzerland 4.5%		25,291,151
Advanced Digital Broadcast Holdings SA (I)	310	4,894
AFG Arbonia-Forster Holding AG	7,238	157,764
Allreal Holding AG	5,054	695,407
Alpiq Holding AG	165	15,964
ALSO Holding AG	779	42,296
APG SGA SA	695	210,584
Ascom Holding AG	11,296	177,645
Autoneum Holding AG (I)	1,210	210,486
Bachem Holding AG	753	37,872
Bank Coop AG	2,190	98,824
Banque Cantonale de Geneve	333	74,020
Banque Privee Edmond de Rothschild SA	1	15,433
Belimo Holding AG	173	425,758
Bell AG	43	97,846
Bellevue Group AG	887	12,929
Berner Kantonalbank AG	992	188,554
BKW AG	4,079	125,397
Bobst Group AG	3,755	178,638
Bossard Holding AG	2,214	239,054
Bucher Industries AG	2,054	509,819
Burckhardt Compression Holding AG	996	402,145
Burkhalter Holding AG	1,410	119,964
Calida Holding AG	1,223	48,152
Carlo Gavazzi Holding AG	85	19,440
Charles Voegele Holding AG (I)	3,654	49,554
Cie Financiere Tradition SA	106	4,520
Coltene Holding AG	1,157	76,674
Conzzeta AG	75	257,019
Daetwyler Holding AG	2,066	250,710
DKSH Holding AG	1,569	120,048
Dufry AG (I)	8,056	1,280,977
EFG International AG	18,524	199,572
Emmi AG	758	293,817
Energiedienst Holding AG	1,013	33,030
Feintool International Holding AG	463	47,882
Ferrexpo PLC	47,434	50,573
Flughafen Zuerich AG	1,417	930,601

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
Forbo Holding AG	456	$488,291
GAM Holding AG (I)	62,411	1,102,827
Gategroup Holding AG (I)	7,893	199,148
Georg Fischer AG	1,373	840,766
Gurit Holding AG	165	66,790
Helvetia Patria Holding AG	2,489	1,223,366
Highlight Communications AG	4,309	17,100
HOCHDORF Holding AG	43	6,181
Huber & Suhner AG	3,732	176,869
Implenia AG (I)	4,985	283,617
Inficon Holding AG	702	225,444
Interroll Holding AG	195	114,911
Intershop Holdings	482	179,455
Jungfraubahn Holding AG	635	51,197
Kaba Holding AG	1,045	538,721
Kardex AG (I)	2,606	123,856
Komax Holding AG	1,491	220,934
Kudelski SA	16,563	213,886
Kuoni Reisen Holding AG	1,281	372,980
LEM Holding SA	295	232,280
LifeWatch AG (I)	3,031	31,636
Logitech International SA (I)	44,448	660,448
Lonza Group AG (I)	12,538	1,474,493
Luzerner Kantonalbank AG	1,099	396,727
MCH Group AG	307	20,249
Metall Zug AG	70	175,124
Meyer Burger Technology AG (I)(L)	28,251	223,296
Micronas Semiconductor Holding AG (I)	9,646	57,532
Mobilezone Holding AG	8,979	97,081
Mobimo Holding AG (I)	2,304	462,086
Nobel Biocare Holding AG (I)	38,784	684,766
OC Oerlikon Corp. AG (I)	21,272	262,879
Orascom Development Holding AG (I)	4,283	88,990
Orell Fuessli Holding AG (I)	223	22,196
Orior AG (I)	1,924	103,129
Panalpina Welttransport Holding AG	1,996	273,474
Phoenix Mecano AG	246	109,072
PSP Swiss Property AG (I)	67	5,825
Rieter Holding AG (I)	1,269	220,686
Romande Energie Holding SA	82	89,347
Schaffner Holding AG	198	61,584
Schmolz & Bickenbach AG (I)	240,180	312,729
Schweiter Technologies AG	355	256,084
Siegfried Holding AG	1,050	171,835
St. Galler Kantonalbank AG	426	159,603
Straumann Holding AG	3,276	848,259
Swissquote Group Holding SA	3,162	95,861
Tamedia AG	641	84,081
Tecan Group AG	3,718	416,387
Temenos Group AG (I)	21,579	760,996
Tornos SA (I)	2,185	13,462
U-Blox AG (I)	2,121	306,358

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
Switzerland (continued)
Valiant Holding AG	5,125	$448,578
Valora Holding AG	1,349	307,197
Vaudoise Assurances Holding SA	338	152,393
Vetropack Holding AG	96	155,155
Von Roll Holding AG (I)	2,046	2,812
Vontobel Holding AG	8,772	328,240
Walliser Kantonalbank	31	23,176
Walter Meier AG	600	24,673
Ypsomed Holding AG (I)	776	69,236
Zehnder Group AG	3,259	125,530
Zueblin Immobilien Holding AG (I)	7,460	11,189
Zug Estates Holding AG (I)	69	86,128
Zuger Kantonalbank AG	48	228,088
Thailand 0.0%		15,911
Mermaid Maritime PCL	62,000	15,911
United Arab Emirates 0.0%		168,275
Lamprell PLC (I)	90,279	168,275
United Kingdom 19.4%		109,999,187
4imprint Group PLC	3,295	42,723
A.G.BARR PLC	19,220	184,383
Acal PLC	1,923	6,161
Afren PLC (I)	310,484	250,863
African Barrick Gold, Ltd.	7,613	27,620
Aga Rangemaster Group PLC (I)	21,823	43,136
Alent PLC	95,574	508,467
Amec Foster Wheeler PLC	91,864	1,337,844
Amlin PLC	165,498	1,149,099
Anglo Pacific Group PLC	25,402	44,123
Anglo-Eastern Plantations PLC	3,323	33,843
Anite PLC	80,546	95,450
Ashmore Group PLC (L)	107,390	515,799
Ashtead Group PLC	55,680	914,429
Avon Rubber PLC	2,655	29,896
Balfour Beatty PLC	177,098	505,779
Barratt Developments PLC	196,742	1,410,857
BBA Aviation PLC	142,938	765,231
Bellway PLC	42,123	1,236,797
Berendsen PLC	52,428	840,594
Berkeley Group Holdings PLC	40,346	1,614,786
Betfair Group PLC	13,000	273,884
Bloomsbury Publishing PLC	18,160	46,427
Bodycote PLC	66,699	668,011
Booker Group PLC	487,010	1,076,656
Boot Henry PLC	18,853	55,124
Bovis Homes Group PLC	52,349	702,145
Braemar Seascope Group PLC	1,929	12,935
Brammer PLC	22,960	101,653
Brewin Dolphin Holdings PLC	85,114	368,965
British Polythene Industries PLC	8,247	81,707
Britvic PLC	82,440	852,700
BTG PLC (I)	111,260	1,400,238

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Cable & Wireless Communications PLC	734,375	$567,042
Cairn Energy PLC (I)	47,153	118,988
Capital & Counties Properties PLC	5,753	33,812
Capital & Regional PLC	10,673	8,406
Carclo PLC	7,141	10,755
Carillion PLC	126,205	684,367
Carr's Milling Industries PLC	975	26,025
Castings PLC	6,764	43,981
Centaur Media PLC	19,732	19,350
Charles Stanley Group PLC	5,789	28,091
Charles Taylor Consulting PLC	5,241	21,528
Chemring Group PLC	74,431	274,488
Chesnara PLC	36,756	187,802
Chime Communications PLC	23,010	95,349
Cineworld Group PLC	67,246	401,971
Clarkson PLC	2,633	81,075
Close Brothers Group PLC	49,398	1,167,925
Cobham PLC	339,361	1,596,351
Colt Group SA (I)	117,505	250,273
Communisis PLC	76,410	66,436
Computacenter PLC	29,181	291,913
Concentric AB	14,549	188,927
Consort Medical PLC	14,161	154,872
Costain Group PLC	17,941	79,997
Cranswick PLC	14,704	338,194
Creston PLC	10,587	20,991
Croda International PLC	38,831	1,487,367
CSR PLC	61,169	790,298
Daily Mail & General Trust PLC	83,972	1,103,656
Dairy Crest Group PLC	48,688	383,424
Darty PLC	89,867	93,782
De La Rue PLC	21,697	180,534
Debenhams PLC	348,350	391,550
Dechra Pharmaceuticals PLC	27,665	343,839
Development Securities PLC	39,022	136,246
Devro PLC	61,306	266,440
Dialight PLC	4,944	60,213
Dignity PLC	17,264	455,660
Diploma PLC	38,826	432,795
Dixons Carphone PLC	170,477	1,124,405
Domino Printing Sciences PLC	35,721	371,120
Domino's Pizza UK & IRL PLC	36,341	394,279
Drax Group PLC	129,743	1,233,926
DS Smith PLC	307,884	1,381,772
Dunelm Group PLC	15,329	202,183
E2V Technologies PLC	13,271	35,770
Electrocomponents PLC	158,734	517,935
Elementis PLC	163,797	651,493
EnQuest PLC (I)	245,145	189,554
Enterprise Inns PLC (I)	170,881	289,099
Essentra PLC	66,683	785,044
Euromoney Institutional Investor PLC	13,047	207,971

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Evraz PLC	41,612	$96,945
Fenner PLC	51,955	193,132
Fidessa Group PLC	13,327	495,724
Findel PLC (I)	18,987	62,041
FirstGroup PLC (I)	353,388	622,194
Fuller Smith & Turner PLC	9,805	144,482
Future PLC (I)	44,714	6,988
Galliford Try PLC	28,088	529,298
Gem Diamonds, Ltd. (I)	36,843	101,746
Genus PLC	16,559	333,725
Go-Ahead Group PLC	14,995	608,875
Greene King PLC	69,987	841,014
Greggs PLC	35,907	355,924
Halfords Group PLC	73,406	547,005
Halma PLC	122,902	1,284,306
Hardy Oil & Gas PLC (I)	7,986	12,008
Hays PLC	467,834	968,209
Headlam Group PLC	20,970	137,682
Helical Bar PLC	39,821	219,372
Henderson Group PLC	340,795	1,184,604
Hikma Pharmaceuticals PLC	46,394	1,420,374
Hill & Smith Holdings PLC	26,954	238,760
Hilton Food Group, Ltd.	1,897	11,257
Hogg Robinson Group PLC	48,756	32,783
Home Retail Group PLC	311,743	974,084
HomeServe PLC	103,011	527,022
Howden Joinery Group PLC	199,330	1,215,229
Hunting PLC	42,765	385,310
Huntsworth PLC	40,056	32,793
ICAP PLC	181,432	1,179,173
IG Group Holdings PLC	114,231	1,207,486
Imagination Technologies Group PLC (I)	17,388	52,730
Inchcape PLC	146,217	1,638,337
Informa PLC	194,109	1,458,628
Inmarsat PLC	143,288	1,776,074
Innovation Group PLC	355,175	171,724
Intermediate Capital Group PLC	51,098	366,231
International Personal Finance PLC	25,827	193,316
Interserve PLC	51,750	468,983
IP Group PLC (I)	75,566	251,119
ITE Group PLC	73,751	177,378
Ithaca Energy, Inc. (I)(L)	140,966	136,836
J.D. Wetherspoon PLC	33,036	422,272
James Fisher & Sons PLC	13,086	214,127
Jardine Lloyd Thompson Group PLC	40,678	565,400
Jazztel PLC (I)	68,343	1,087,457
JD Sports Fashion PLC	15,920	125,071
JKX Oil & Gas PLC (I)	17,585	7,678
John Menzies PLC	17,248	90,472
John Wood Group PLC	106,545	981,767
Johnston Press PLC (I)	2,635	6,701
Jupiter Fund Management PLC	110,455	624,809

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Kazakhmys PLC	18,055	$66,483
Kcom Group PLC	207,253	275,388
Keller Group PLC	24,567	324,666
Kier Group PLC	17,981	395,813
Ladbrokes PLC	291,923	506,428
Laird PLC	98,770	467,102
Lancashire Holdings, Ltd.	59,098	498,105
Laura Ashley Holdings PLC	68,094	29,479
Lavendon Group PLC	30,529	90,599
Lookers PLC	121,696	262,298
Low & Bonar PLC	29,009	22,283
LSL Property Services PLC	10,635	48,506
Man Group PLC	602,130	1,343,855
Management Consulting Group PLC	85,894	22,782
Marshalls PLC	51,019	183,030
Marston's PLC	223,058	503,942
McBride PLC	32,860	41,204
Mears Group PLC	39,299	230,482
Mecom Group PLC (I)	25,854	55,067
Melrose Industries PLC	337,557	1,361,500
Michael Page International PLC	89,474	574,539
Micro Focus International PLC	42,419	756,001
Millennium & Copthorne Hotels PLC	53,995	492,481
Mitchells & Butlers PLC (I)	67,354	386,265
Mitie Group PLC	132,241	577,703
Moneysupermarket.com Group PLC	91,593	324,691
Morgan Crucible Company PLC	98,684	449,831
Morgan Sindall PLC	11,781	120,277
Mothercare PLC (I)	35,993	102,885
MWB Group Holdings PLC (I)	15,166	1,155
N. Brown Group PLC	48,689	258,872
National Express Group PLC	166,223	687,220
NCC Group, Ltd.	21,866	70,189
Norcros PLC	93,556	26,217
Northgate PLC	49,497	382,844
Novae Group PLC	17,166	151,455
Optos PLC (I)	8,945	34,364
Oxford Biomedica PLC (I)	110,000	8,473
Oxford Instruments PLC	8,480	152,475
Pace PLC	97,208	544,872
PayPoint PLC	17,489	261,073
Pendragon PLC	269,797	131,934
Pennon Group PLC	120,792	1,685,315
Persimmon PLC (I)	54,780	1,308,017
Petropavlovsk PLC (I)	33,706	10,189
Phoenix IT Group, Ltd.	10,564	22,104
Photo-Me International PLC	41,479	92,668
Premier Farnell PLC	127,373	332,586
Premier Foods PLC (I)	172,601	99,584
Premier Oil PLC	175,219	511,074
Punch Taverns PLC (I)	7,353	14,351
PZ Cussons PLC	84,138	450,418

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

	Shares	Value
United Kingdom (continued)
QinetiQ Group PLC	179,671	$553,933
Quintain Estates & Development PLC (I)	181,720	267,718
R.E.A. Holdings PLC	2,867	17,940
Rank Group PLC	7,361	18,854
Rathbone Brothers PLC	4,711	141,731
Redrow PLC	102,557	449,475
Renishaw PLC	9,290	280,949
Renold PLC (I)	36,501	32,485
Rentokil Initial PLC	589,271	1,095,180
Ricardo PLC	14,791	145,385
Rightmove PLC	29,446	1,001,736
RM PLC	12,019	30,431
Robert Walters PLC	8,872	38,528
Rotork PLC	27,185	933,184
RPC Group PLC	63,319	580,899
RPS Group PLC	61,847	227,961
Salamander Energy PLC (I)	62,383	77,836
Savills PLC	45,902	474,125
SDL PLC	15,813	98,705
Senior PLC	152,620	658,932
Sepura PLC	12,332	28,320
Serco Group PLC	157,045	429,763
Severfield Rowen PLC (I)	78,284	75,417
Shanks Group PLC	165,728	243,702
SIG PLC	214,506	545,793
Skyepharma PLC (I)	3,323	18,466
Smiths News PLC	65,695	195,252
Soco International PLC (I)	68,528	302,984
Spectris PLC	36,384	1,070,641
Speedy Hire PLC	226,833	251,985
Spirax-Sarco Engineering PLC	25,266	1,123,995
Spirent Communications PLC	123,866	130,398
Spirit Pub Company PLC	203,571	334,294
Sportech PLC (I)	2,345	1,785
St James's Place PLC	20,137	249,370
St. Ives PLC	37,604	109,483
St. Modwen Properties PLC	73,984	443,220
Stagecoach Group PLC	141,960	897,067
SThree PLC	31,058	151,036
Stobart Group, Ltd.	9,904	15,877
Stolt-Nielsen, Ltd.	8,163	124,589
SuperGroup PLC (I)	11,805	162,403
Synergy Health PLC	18,565	585,170
Synthomer PLC	91,958	319,209
TalkTalk Telecom Group PLC	162,113	790,082
Taylor Wimpey PLC	837,733	1,752,477
Ted Baker PLC	7,867	264,525
Telecity Group PLC	64,047	811,169
Telecom Plus PLC	12,675	241,166
The Restaurant Group PLC	68,155	690,993
The Unite Group PLC	74,757	538,413
The Vitec Group PLC	3,750	35,737

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Thomas Cook Group PLC (I)	512,467	$972,867
Thorntons PLC (I)(L)	23,273	42,827
Tipp24 SE	2,167	106,118
Topps Tiles PLC	44,766	82,773
Torotrak PLC (I)	880	198
Travis Perkins PLC	17,373	489,543
Tribal Group PLC	3,692	9,390
Trifast PLC	22,400	38,114
Trinity Mirror PLC (I)	107,833	245,087
TT Electronics PLC	55,567	90,416
Tullett Prebon PLC	72,881	286,769
UBM PLC	63,557	472,096
UK Mail Group PLC	6,109	42,169
Ultra Electronics Holdings PLC	23,325	636,516
UTV Media PLC	26,046	80,213
Vectura Group PLC (I)	77,999	154,706
Vesuvius PLC	105,601	686,159
Victrex PLC	24,286	683,146
Volex Group PLC (L)	8,308	9,019
Vp PLC	664	6,401
W.S. Atkins PLC	32,320	704,005
WH Smith PLC	44,033	866,046
William Hill PLC	158,628	828,977
Wilmington Group PLC	8,311	28,139
Wincanton PLC (I)	26,476	65,824
Xaar PLC	18,927	81,585
Xchanging PLC	83,684	223,938
United States 0.2%		1,110,538
AgJunction, Inc. (I)	10,400	5,093
Alacer Gold Corp.	74,271	136,396
Argonaut Gold, Inc. (I)	33,554	55,165
BNK Petroleum, Inc. (I)	21,400	7,392
Boart Longyear, Ltd.	78,496	12,373
Chaparral Gold Corp. (I)	3,700	1,877
Diligent Board Member Services, Inc. (I)	7,635	29,904
Kofax, Ltd. (I)	4,017	27,246
Performance Sports Group, Ltd. (I)	7,233	129,985
Sims Metal Management, Ltd.	64,434	580,934
Thompson Creek Metals Company, Inc. (I)	73,872	124,173
Warrants 0.0%		$1,586
(Cost $0)
International Standard Resources Holdings, Ltd. (Expiration Date: 11-16-15, Strike Price: HKD 0.35) (I)	120,000	1,581
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: ILS 7.33) (I)	1	5
Rights 0.0%		$194,087
(Cost $189,384)
China Strategic Holdings, Ltd. (Expiration Date: 12-4-14; Strike Price: HKD 0.08)	305,000	2,084
Intercell AG (I)(N)	8,699	0
Meda AB (Expiration Date: 12-4-14; Strike Price: SEK 61.00) (I)	13,740	8,513
Mongolian Mining Corp. (Expiration Date: 12-17-14; Strike Price: HKD 0.28) (I)	773,250	19,941
Onxeo (Expiration Date: 12-3-14; Strike Price: EUR 4.50) (I)	1,645	316
Pacific Andes International Holdings, Ltd. (Expiration Date: 12-10-14; Strike Price: HKD 0.18) (I)	276,435	1,996
Paladin Energy, Ltd. (Expiration Date: 12-10-14; Strike Price: AUD 0.26) (I)	112,000	5,480

SEE NOTES TO FUND'S INVESTMENTS69

International Small Company Fund

			Shares	Value
United States (continued)
Tessenderlo Chemie NV (Expiration Date: 12-12-14; Strike Price: EUR 16.50) (I)			8,220	$13,594
UBM PLC (Expiration Date: 12-11-14; Strike Price: GBP 287.00) (I)			50,846	142,163
	Yield (%)		Shares	Value
Securities lending collateral 4.9%				$27,884,804
(Cost $27,885,063)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	2,786,669	27,884,804
Total investments (Cost $551,711,155)† 104.3%				$592,161,057
Other assets and liabilities, net (4.3%)				($24,636,701)
Total net assets 100.0%				$567,524,356

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollars
ILS	Israeli New Shekels
SEK	Swedish Krona
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $25,836,293.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $555,163,784. Net unrealized appreciation aggregated $36,997,273, of which $106,944,972 related to appreciated investment securities and $69,947,699 related to depreciated investment securities.

70SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

The fund had the following sector composition as a percentage of total net assets on 11-30-14:

Industrials	24.4%
Consumer discretionary	19.8%
Financials	14.2%
Materials	9.8%
Information technology	9.4%
Health care	6.4%
Consumer staples	6.2%
Energy	4.7%
Utilities	2.4%
Telecommunication services	2.1%
Short-term investment and other	0.6%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS71

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$32,309,242	$151,318	$32,134,122	$23,802
Austria	5,371,148	—	5,371,148	—
Bahamas	93,518	—	93,518	—
Belgium	7,283,647	—	7,283,647	—
Bermuda	2,413,351	—	2,413,351	—
Cambodia	262,115	—	262,115	—
Canada	51,430,242	51,425,512	2,721	2,009
Cayman Islands	70,260	70,260	—	—
China	443,155	146,739	296,416	—
Cyprus	249,873	—	249,873	—
Denmark	9,488,074	—	9,488,074	—
Faroe Islands	278,370	—	278,370	—
Finland	14,080,815	—	14,077,403	3,412
France	23,996,516	—	23,996,516	—
Gabon	86,651	—	86,651	—
Germany	29,009,560	39,514	28,970,046	—
Gibraltar	533,962	—	533,962	—
Greece	92	—	—	92
Guernsey, Channel Islands	48,759	2,408	35,729	10,622
Hong Kong	18,066,805	18,664	17,976,990	71,151
India	422,188	—	422,188	—
Ireland	8,797,900	506,571	8,291,329	—
Isle of Man	294,247	—	294,247	—
Israel	4,464,436	247,850	4,216,586	—

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Italy	19,534,379	—	19,534,379	—
Japan	128,045,157	—	128,045,157	—
Jersey, Channel Islands	1,266,528	—	1,266,528	—
Liechtenstein	313,042	—	313,042	—
Luxembourg	2,124,415	—	2,124,415	—
Malaysia	110,466	—	110,466	—
Malta	617,738	—	617,738	—
Monaco	48,778	—	48,778	—
Mongolia	31,823	—	31,823	—
Netherlands	12,602,823	—	12,602,823	—
New Zealand	6,548,146	—	6,548,146	—
Norway	4,724,572	—	4,724,572	—
Peru	47,916	—	47,916	—
Portugal	3,216,364	—	3,216,364	—
Republic of Georgia	435,546	—	435,546	—
Singapore	7,293,516	—	7,293,516	—
South Africa	391,782	—	391,782	—
Spain	11,064,548	—	11,064,548	—
Sweden	19,583,053	—	19,583,053	—
Switzerland	25,291,151	58,017	25,233,134	—
Thailand	15,911	—	15,911	—
United Arab Emirates	168,275	—	168,275	—
United Kingdom	109,999,187	136,836	109,861,196	1,155
United States	1,110,538	460,081	650,457	—
Warrants	1,586	5	1,581	—
Rights	194,087	166,670	27,417	—
Securities lending collateral	27,884,804	27,884,804	—	—
Total Investments in Securities	$592,161,057	$81,315,249	$510,733,565	$112,243

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q1	11/14
This report is for the information of the shareholders of John Hancock International Small Company Fund.		1/15

John Hancock

Global Equity Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsGlobal Equity Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 98.8%		$489,715,922
(Cost $465,587,394)
Australia 3.3%		16,260,966
Amcor, Ltd.	1,574,073	16,260,966
Bermuda 1.2%		6,130,416
Catlin Group, Ltd.	712,344	6,130,416
France 4.5%		22,460,988
Safran SA	77,372	5,003,982
Sanofi	89,500	8,643,880
Total SA	157,935	8,813,126
Germany 1.6%		7,676,555
Deutsche Boerse AG	105,147	7,676,555
Hong Kong 1.9%		9,480,216
Hutchison Whampoa, Ltd.	757,000	9,480,216
Ireland 3.6%		18,042,470
Accenture PLC, Class A	92,346	7,972,230
Experian PLC	637,332	10,070,240
Italy 0.9%		4,557,950
Eni SpA	228,943	4,557,950
Japan 8.8%		43,703,376
Bridgestone Corp.	354,300	12,183,353
Honda Motor Company, Ltd.	305,900	9,249,804
Japan Tobacco, Inc.	357,100	11,447,068
Nippon Telegraph & Telephone Corp.	202,400	10,823,151
Luxembourg 1.8%		8,969,547
SES SA	240,991	8,969,547
Netherlands 6.3%		31,245,544
Akzo Nobel NV (L)	101,772	7,029,145
Heineken NV	95,981	7,546,387
Koninklijke Ahold NV	517,067	9,126,998
Koninklijke Philips NV	250,630	7,543,014
Norway 1.1%		5,359,169
Statoil ASA	283,096	5,359,169
Singapore 1.2%		5,950,728
ComfortDelGro Corp., Ltd.	2,985,920	5,950,728
Switzerland 4.6%		22,745,646
Novartis AG	120,579	11,660,287
Roche Holding AG	37,045	11,085,359
United Kingdom 8.6%		42,446,037
Aon PLC	102,171	9,449,796
British American Tobacco PLC	264,971	15,666,971
HSBC Holdings PLC	930,888	9,262,999
Pearson PLC	420,265	8,066,271
United States 49.4%		244,686,314
Apple, Inc.	69,454	8,260,164

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Arthur J. Gallagher & Company		210,542	$10,095,489
	Baxter International, Inc.		139,499	10,183,427
	Chevron Corp.		83,662	9,108,282
	Eaton Corp. PLC		214,634	14,558,624
	Honeywell International, Inc.		78,468	7,773,825
	Huntington Bancshares, Inc.		1,023,343	10,345,998
	Johnson & Johnson		164,895	17,849,884
	JPMorgan Chase & Company		124,511	7,490,582
	Macy's, Inc.		161,837	10,504,840
	Mattel, Inc.		245,325	7,740,004
	Microsoft Corp.		188,043	8,990,336
	Mondelez International, Inc., Class A		281,426	11,031,899
	Philip Morris International, Inc.		162,419	14,119,084
	QUALCOMM, Inc.		160,456	11,697,242
	Raytheon Company		48,935	5,221,365
	Samsonite International SA		2,263,800	7,534,805
	The Procter & Gamble Company		127,386	11,519,516
	United Technologies Corp.		141,394	15,564,652
	Verizon Communications, Inc.		246,780	12,484,600
	Viacom, Inc., Class B		216,670	16,386,752
	Wells Fargo & Company		190,104	10,356,866
	Whirlpool Corp.		31,520	5,868,078
	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$552,738
(Cost $552,732)
John Hancock Collateral Investment Trust (W)	0.1118(Y	)	55,238	552,738
Short-term investments 1.4%				$6,840,417
(Cost $6,840,417)
Money market funds 1.4%				6,840,417
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	6,840,417	6,840,417
Total investments (Cost $472,980,543)† 100.3%				$497,109,077
Other assets and liabilities, net (0.3%)				($1,338,479)
Total net assets 100.0%				$495,770,598

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviation and Legend
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $534,473.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
(W)	The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $473,568,914. Net unrealized appreciation aggregated $23,540,163, of which $38,136,494 related to appreciated investment securities and $14,596,331 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Global Equity Fund

The fund had the following sector composition as a percentage of total net assets on 11-30-14:

Consumer discretionary	17.5%
Industrials	16.4%
Consumer staples	16.2%
Financials	14.3%
Health care	12.0%
Information technology	7.4%
Energy	5.6%
Telecommunication services	4.7%
Materials	4.7%
Short-term investments and other	1.2%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$16,260,966	—	$16,260,966	—
Bermuda	6,130,416	—	6,130,416	—
France	22,460,988	—	22,460,988	—
Germany	7,676,555	—	7,676,555	—
Hong Kong	9,480,216	—	9,480,216	—
Ireland	18,042,470	$7,972,230	10,070,240	—
Italy	4,557,950	—	4,557,950	—
Japan	43,703,376	—	43,703,376	—
Luxembourg	8,969,547	—	8,969,547	—
Netherlands	31,245,544	—	31,245,544	—
Norway	5,359,169	—	5,359,169	—
Singapore	5,950,728	—	5,950,728	—
Switzerland	22,745,646	—	22,745,646	—
United Kingdom	42,446,037	9,449,796	32,996,241	—
United States	244,686,314	237,151,509	7,534,805	—
Securities lending collateral	552,738	552,738	—	—
Short-term investments	6,840,417	6,840,417	—	—
Total Investments in Securities	$497,109,077	$261,966,690	$235,142,387	—
Other financial instruments
Forward foreign currency contracts	$534,857	—	$534,857	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable

5

or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	1,942,436	USD	2,431,542	State Street Bank and Trust Company	12/10/2014	—	($16,119)	($16,119)
USD	19,079,152	EUR	14,900,000	State Street Bank and Trust Company	12/10/2014	$550,976	—	550,976
						$550,976	($16,119)	$534,857

Currency abbreviations
EUR	Euro
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q1	11/14
This report is for the information of the shareholders of John Hancock Global Equity Fund.		1/15

John Hancock

Redwood Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsRedwood Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 75.8%		$451,802,870
(Cost $399,605,396)
Consumer discretionary 24.4%		145,356,262
Automobiles 2.1%
General Motors Company (D)	367,100	12,272,153
Diversified consumer services 2.5%
Apollo Education Group, Inc. (D) (I)	481,400	15,029,308
Hotels, restaurants and leisure 2.0%
Las Vegas Sands Corp. (D)	189,300	12,056,517
Household durables 3.3%
Garmin, Ltd. (D)	114,200	6,543,660
Lennar Corp., Class A (D)	284,700	13,449,228
Leisure products 0.0%
Hasbro, Inc. (D)	100	5,920
Media 6.6%
CBS Corp., Class B (D)	282,400	15,498,112
DISH Network Corp., Class A (D) (I)	203,600	16,167,876
Time Warner Cable, Inc. (D)	51,800	7,732,704
Multiline retail 2.5%
Macy's, Inc. (D)	225,400	14,630,714
Specialty retail 4.4%
Abercrombie & Fitch Company, Class A (D)	390,000	11,251,500
Cabela's, Inc. (D) (I)	74,400	4,035,456
GNC Holdings, Inc., Class A (D)	101,500	4,488,330
The Gap, Inc. (D)	400	15,840
Urban Outfitters, Inc. (D) (I)	198,000	6,399,360
Textiles, apparel and luxury goods 1.0%
Coach, Inc. (D)	155,700	5,779,584
Consumer staples 1.5%		9,018,332
Food products 1.5%
Mead Johnson Nutrition Company (D)	86,500	8,982,160
Household products 0.0%
The Procter & Gamble Company (D)	400	36,172
Energy 4.8%		28,351,655
Energy equipment and services 2.3%
Cameron International Corp. (D) (I)	188,900	9,686,792
Schlumberger, Ltd. (D)	45,900	3,945,105
Oil, gas and consumable fuels 2.5%
EOG Resources, Inc. (D)	62,400	5,411,328
Valero Energy Corp. (D)	73,600	3,577,696
Western Refining, Inc. (D)	139,400	5,730,734
Financials 9.0%		53,905,706
Banks 6.1%
Bank of America Corp. (D)	265,200	4,519,008
Citigroup, Inc. (D)	592,600	31,982,622
Capital markets 1.1%
Waddell & Reed Financial, Inc., Class A (D)	137,200	6,596,576

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

	Shares	Value
Financials (continued)
Consumer finance 1.1%
Capital One Financial Corp. (D)	76,800	$6,389,760
Insurance 0.7%
Genworth Financial, Inc., Class A (D) (I)	486,000	4,417,740
Health care 13.9%		82,849,276
Biotechnology 1.8%
Celgene Corp. (D) (I)	93,300	10,607,277
Health care equipment and supplies 3.9%
Edwards Lifesciences Corp. (D) (I)	136,700	17,727,256
Thoratec Corp. (D) (I)	186,600	5,820,054
Health care providers and services 4.1%
Express Scripts Holding Company (D) (I)	218,600	18,176,590
HCA Holdings, Inc. (D) (I)	88,600	6,174,534
Pharmaceuticals 4.1%
AbbVie, Inc. (D)	141,100	9,764,120
Bristol-Myers Squibb Company (D)	246,900	14,579,445
Industrials 5.9%		35,244,811
Aerospace and defense 0.8%
B/E Aerospace, Inc. (D) (I)	64,400	5,014,828
Airlines 0.8%
Delta Air Lines, Inc. (D)	108,400	5,059,028
Electrical equipment 0.0%
Eaton Corp. PLC (D)	2,400	162,792
Machinery 0.8%
Flowserve Corp. (D)	78,800	4,638,956
Road and rail 0.9%
Hertz Global Holdings, Inc. (D) (I)	213,400	5,066,116
Trading companies and distributors 2.6%
Fastenal Company (D)	77,600	3,507,520
United Rentals, Inc. (D) (I)	104,100	11,795,571
Information technology 16.3%		97,076,828
Communications equipment 1.9%
Juniper Networks, Inc. (D)	509,200	11,283,872
Internet software and services 3.0%
eBay, Inc. (D) (I)	178,200	9,779,616
Yahoo!, Inc. (D) (I)	162,300	8,397,402
IT services 1.6%
Accenture PLC, Class A (D)	109,200	9,427,236
Software 3.3%
Citrix Systems, Inc. (D) (I)	102,800	6,816,668
Oracle Corp. (D)	300,300	12,735,723
Technology hardware, storage and peripherals 6.5%
Apple, Inc. (D)	140,200	16,673,986
EMC Corp. (D)	343,300	10,419,155
NetApp, Inc. (D)	141,200	6,008,060
SanDisk Corp. (D)	53,500	5,535,110

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

	Yield (%)		Shares	Value
Short-term investments 38.4%				$229,198,667
(Cost $229,198,667)
Money market funds 38.4%				229,198,667
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	229,198,667	229,198,667
Total investments (Cost $628,804,063)† 114.2%				$681,001,537
Other assets and liabilities, net (14.2%)				($84,689,177)
Total net assets 100.0%				$596,312,360

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $628,960,802. Net unrealized appreciation aggregated $52,040,735 of which $70,834,498 related to appreciated investment securities and $18,793,763 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

During the period ended November 30, 2014, the fund wrote option contracts to gain exposure to certain securities, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the period ended November 30, 2014 and the contracts held at November 30, 2014.

	Number of contracts	Premiums received
Outstanding, beginning of period	108,419	$66,066,529
Options written	59,549	31,843,880
Option closed	(21,420)	(10,148,825)
Options exercised	(10,393)	(8,458,052)
Options expired	(2,247)	(443,943)
Outstanding, end of period	133,908	$78,859,589

Written Options on securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
CALLS
Abbevie, Inc.	$50.00	May 2015	1,411	$1,392,572	($2,645,625)
Abercrombie & Fitch Company, Class A	29.00	Jan 2015	1,581	1,266,476	(291,695)
Abercrombie & Fitch Company, Class A	33.00	Feb 2015	1,471	1,323,931	(138,274)
Abercrombie & Fitch Company, Class A	29.00	May 2015	848	277,257	(266,696)
Accenture PLC	75.00	Jan 2015	1,092	1,030,573	(1,255,800)
Apollo Education Group, Inc.	24.00	Feb 2015	1,636	805,728	(1,235,180)
Apollo Education Group, Inc.	25.00	Feb 2015	1,465	909,945	(970,563)
Apollo Education Group, Inc.	24.00	May 2015	1,713	1,007,156	(1,348,988)

5

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls (Continued)
Apple, Inc.	87.50	Apr 2015	938	1,218,372	(2,987,530)
Apple, Inc.	90.00	Jul 2015	464	952,692	(1,392,000)
B/E Aerospace, Inc.	65.00	Apr 2015	644	719,307	(940,240)
Bank of America Corp.	14.00	May 2015	2,652	648,431	(855,270)
Bristol-Myers Squibb Company	45.00	Jan 2015	2,469	1,944,630	(3,475,118)
Cabela's, Inc.	55.00	Dec 2014	744	661,764	(63,240)
Cameron International Corp.	52.50	Jan 2015	1,889	2,369,620	(358,910)
Capital One Financial Corp.	70.00	Mar 2015	768	812,884	(1,013,760)
CBS Corp., Class B	45.00	Jan 2015	2,824	4,554,876	(2,711,040)
Celegene Corp.	60.00	Jan 2015	933	1,624,138	(4,984,553)
CitiGroup, Inc.	46.00	Jan 2015	840	438,438	(686,700)
CitiGroup, Inc.	50.00	Jan 2015	1,000	779,295	(430,000)
CitiGroup, Inc.	50.00	Jun 2015	4,086	2,377,843	(2,400,525)
Citrix Systems, Inc.	55.00	Jun 2015	1,028	1,189,330	(1,315,840)
Coach, Inc.	33.00	Feb 2015	1,020	363,891	(459,000)
Coach, Inc.	32.00	Feb 2015	537	273,012	(284,610)
Delta Airlines, Inc.	32.00	Mar 2015	1,084	815,109	(1,588,060)
Dish Network Corp.	50.00	Dec 2014	688	868,210	(1,967,680)
Dish Network Corp.	55.00	Mar 2015	660	700,879	(1,590,600)
Dish Network Corp.	50.00	Jun 2015	688	1,085,614	(2,012,400)
Eaton Corp. PLC	57.50	Jan 2015	24	19,447	(24,720)
eBay, Inc.	52.50	Jan 2015	505	329,686	(157,813)
eBay, Inc.	50.00	Jan 2015	743	383,712	(384,503)
eBay, Inc.	50.00	Apr 2015	534	303,285	(332,415)
Edwards Lifesciences Corp.	65.00	Jan 2015	1,367	1,813,914	(8,878,665)
EMC Corp.	25.00	Jan 2015	3,433	1,098,116	(1,879,568)
EOG Resources, Inc.	75.00	Apr 2015	624	1,183,678	(926,640)
Express Scripts Holding Company	55.00	Jan 2015	1,766	2,696,176	(4,825,595)
Express Scripts Holding Company	67.50	May 2015	420	460,714	(681,450)
Fastenal Company	42.50	Jan 2015	776	652,344	(248,320)
Flowserve Corp.	70.00	Jan 2015	788	704,865	(9,850)
Garmin, Ltd.	45.00	Apr 2015	1,142	1,074,347	(1,456,050)
General Motors Company	32.00	Jan 2015	2,778	1,635,365	(486,150)
General Motors Company	30.00	Mar 2015	893	388,330	(334,875)
Genworth Financial, Inc.	15.00	Dec 2014	2,575	723,456	(6,438)
Genworth Financial, Inc.	15.00	Jan 2015	2,285	667,113	(4,570)
GNC Holdings, Inc.	37.50	Dec 2014	1,015	837,316	(695,275)
Hasbro, Inc.	47.50	Jan 2015	1	672	(1,110)
HCA Holdings, Inc.	55.00	Jun 2015	886	1,197,812	(1,439,750)
Hertz Global Holdings, Inc.	22.00	Jan 2015	2,134	1,337,911	(538,835)
Juniper Networks, Inc.	22.00	Jan 2015	2,464	709,650	(231,616)
Juniper Networks, Inc.	21.00	Apr 2015	2,628	784,066	(582,102)
Las Vegas Sands Corp.	67.25	Jan 2015	1,138	1,951,070	(99,575)
Las Vegas Sands Corp.	55.00	Mar 2015	755	557,622	(692,713)
Lennar Corp.	33.00	Jan 2015	1,504	1,397,885	(2,101,840)
Lennar Corp.	34.00	Feb 2015	1,343	772,549	(1,762,688)
Macy's, Inc.	52.50	Feb 2015	1,504	1,185,937	(1,880,000)
Macy's, Inc.	50.00	May 2015	750	605,208	(1,136,250)
Mead Johnson Nutrition Company	80.00	Feb 2015	477	722,859	(1,155,533)
Mead Johnson Nutrition Company	85.00	May 2015	388	551,709	(750,780)
Net App, Inc.	38.00	Mar 2015	1,412	627,566	(755,420)
Oracle Corp.	36.00	Mar 2015	1,841	824,180	(1,224,265)
Oracle Corp.	37.00	Mar 2015	1,162	430,638	(656,530)

6

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls (Continued)
Sandisk Corp.	80.00	Jan 2015	535	918,501	(1,250,563)
Schlumberger, Ltd.	85.00	Feb 2015	459	488,348	(244,418)
The Gap, Inc.	35.00	Dec 2014	4	2,048	(1,890)
The Procter & Gamble Company	70.00	Jan 2015	4	4,468	(8,100)
Thoratec Corp.	23.00	Apr 2015	1,866	817,219	(1,586,100)
Time Warner Cable, Inc.	120.00	Apr 2015	518	1,396,995	(1,693,860)
United Rentals, Inc.	85.00	Dec 2014	1,041	2,155,228	(2,940,825)
Urban Outtfiters, Inc.	33.00	Jan 2015	1,980	1,127,807	(232,650)
Valero Energy Corp.	45.00	Jan 2015	736	610,637	(322,000)
Waddell & Reed Financial, Inc.	50.00	Dec 2014	1,372	1,276,361	(68,600)
Western Refining, Inc.	31.00	Jan 2015	1,394	880,933	(1,498,550)
Yahoo, Inc.	30.00	Jan 2015	1,623	1,086,032	(3,521,910)
			90,760	$71,805,748	($89,381,260)
Puts
Apple, Inc.	$75.71	Jan 2015	714	$194,192	($2,142)
Apple, Inc.	90.00	Jul 2015	553	258,191	(75,208)
AT&T, Inc.	33.00	Jan 2015	3,357	822,007	(67,140)
Bank of America Corp.	15.00	May 2015	3,801	235,511	(114,030)
Bank of America Corp.	15.00	Aug 2015	4,074	268,722	(219,996)
Brocade Communications Systems	9.00	Apr 2015	5,172	258,397	(98,268)
Carnival Corp.	31.00	Apr 2015	1,198	140,117	(26,955)
Caterpillar, Inc.	82.50	Jan 2015	1,231	510,870	(26,467)
Delta Airlines, Inc.	32.00	Mar 2015	1,814	215,155	(60,769)
Delta Airlines, Inc.	29.00	Mar 2015	1,461	166,494	(32,873)
Ford Motor Company	13.00	Dec 2014	4,358	134,928	(6,537)
Google, Inc. (Class A and C Shares)	950.00	Jan 2015	266	883,382	(73,150)
Hewlett-Packard Company	25.00	Jan 2015	2,540	170,074	(2,540)
Intel Corp.	22.00	Jan 2015	2,448	296,116	(2,448)
JPMorgan Chase & Company	47.00	Jan 2015	1,099	124,234	(9,891)
Morgan Stanley	17.00	Jan 2015	3,786	658,682	(5,679)
Qualcomm, Inc.	50.00	Jan 2015	1,287	440,096	(2,574)
Schlumberger LTD	92.50	May 2015	513	194,660	(560,453)
Shire PLC	150.00	Apr 2015	200	135,389	(19,500)
The Goldman Sachs Group, Inc.	145.00	Jan 2015	555	358,416	(12,210)
Valero Energy Corp.	45.00	Dec 2014	905	126,160	(36,653)
Western Digital Corp.	90.00	Apr 2015	456	198,266	(99,864)
Whole Foods Market, Inc.	43.00	May 2015	1,360	263,782	(178,840)
			43,148	$7,053,841	($1,734,185)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q1	11/14
This report is for the information of the shareholders of John Hancock Redwood Fund.		1/15

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsSmall Cap Value Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 95.6%		$248,825,592
(Cost $185,503,751)
Consumer discretionary 9.3%		24,064,877
Household durables 2.7%
Helen of Troy, Ltd. (I)	109,140	7,056,986
Multiline retail 1.4%
Fred's, Inc., Class A	230,780	3,577,090
Specialty retail 5.2%
Advance Auto Parts, Inc.	6,910	1,016,323
Ascena Retail Group, Inc. (I)	268,250	3,591,868
CST Brands, Inc.	14,000	611,240
Stage Stores, Inc.	176,830	3,623,247
The Cato Corp., Class A	114,360	4,588,123
Consumer staples 4.5%		11,687,641
Beverages 0.8%
C&C Group PLC	413,252	1,932,856
Food and staples retailing 1.4%
Casey's General Stores, Inc.	44,520	3,727,214
Food products 2.3%
Cranswick PLC	131,511	3,024,771
Post Holdings, Inc. (I)	75,070	3,002,800
Energy 5.2%		13,538,019
Energy equipment and services 1.9%
Era Group, Inc. (I)	98,918	2,082,224
SEACOR Holdings, Inc. (I)(L)	39,268	2,793,526
Oil, gas and consumable fuels 3.3%
Diamondback Energy, Inc. (I)	6,288	354,643
Dorian LPG, Ltd. (I)	121,880	1,656,349
RSP Permian, Inc. (I)	115,430	2,511,757
Scorpio Tankers, Inc.	501,760	4,139,520
Financials 19.8%		51,576,246
Banks 9.6%
First Busey Corp.	304,772	1,996,257
First Midwest Bancorp, Inc.	229,450	3,838,699
First Niagara Financial Group, Inc.	248,270	2,028,366
Flushing Financial Corp.	89,968	1,729,185
Hancock Holding Company	80,500	2,633,155
International Bancshares Corp.	168,810	4,308,031
MB Financial, Inc.	105,320	3,317,580
Webster Financial Corp.	159,370	5,015,374
Capital markets 0.9%
Ares Capital Corp.	19,620	322,749
Solar Capital, Ltd.	107,330	1,972,725
Insurance 4.2%
Alleghany Corp. (I)	1,380	630,025
AMERISAFE, Inc.	42,500	1,771,825
Assured Guaranty, Ltd.	10,545	269,530
Platinum Underwriters Holdings, Ltd.	40,280	2,987,568
Primerica, Inc.	82,900	4,346,447

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	7,240	$620,613
White Mountains Insurance Group, Ltd.	615	389,769
Real estate investment trusts 3.7%
Corrections Corp. of America	11,230	407,088
DiamondRock Hospitality Company	198,402	2,962,142
Education Realty Trust, Inc. (I)	245,000	2,851,800
Kite Realty Group Trust	11,975	326,678
Mid-America Apartment Communities, Inc.	5,410	398,501
Summit Hotel Properties, Inc.	233,980	2,714,168
Thrifts and mortgage finance 1.4%
Northwest Bancshares, Inc.	296,900	3,737,971
Health care 12.4%		32,145,997
Health care equipment and supplies 4.7%
Haemonetics Corp. (I)	79,620	2,940,367
ICU Medical, Inc. (I)	60,890	5,095,884
STERIS Corp.	64,330	4,101,038
Health care providers and services 1.5%
Amsurg Corp. (I)	51,650	2,663,591
Corvel Corp. (I)	32,560	1,128,530
Health care technology 1.7%
Allscripts Healthcare Solutions, Inc. (I)	211,000	2,536,220
MedAssets, Inc. (I)	104,500	2,021,030
Life sciences tools and services 3.5%
Charles River Laboratories International, Inc. (I)	100,180	6,486,655
ICON PLC (I)	47,630	2,645,370
Pharmaceuticals 1.0%
Phibro Animal Health Corp.	82,700	2,527,312
Industrials 22.4%		58,405,717
Aerospace and defense 2.1%
Cubic Corp.	107,541	5,532,984
Air freight and logistics 1.1%
UTi Worldwide, Inc. (I)	237,570	2,803,326
Commercial services and supplies 9.4%
ACCO Brands Corp. (I)	419,000	3,670,440
Clean Harbors, Inc. (I)	5,110	238,893
G&K Services, Inc., Class A	93,510	6,087,501
Matthews International Corp., Class A	88,420	4,073,509
SP Plus Corp. (I)	150,248	3,122,153
Steelcase, Inc., Class A	128,660	2,254,123
United Stationers, Inc.	126,230	5,183,004
Industrial conglomerates 0.3%
Carlisle Companies, Inc.	7,720	690,168
Machinery 6.4%
Albany International Corp., Class A	137,940	5,154,818
ESCO Technologies, Inc.	92,760	3,341,215
Luxfer Holdings PLC, ADR	112,670	1,691,177
Mueller Industries, Inc.	196,390	6,443,556

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

		Shares	Value
Industrials (continued)
Professional services 1.1%
	FTI Consulting, Inc. (I)	70,820	$2,745,691
	Mistras Group, Inc. (I)	11,300	193,117
Trading companies and distributors 2.0%
	GATX Corp.	83,630	5,180,042
Information technology 11.7%			30,452,498
Electronic equipment, instruments and components 6.3%
	Belden, Inc.	118,310	8,640,179
	Coherent, Inc. (I)	43,260	2,394,874
	MTS Systems Corp.	4,349	288,469
	ScanSource, Inc. (I)	107,180	4,165,015
	Zebra Technologies Corp., Class A (I)	12,710	929,737
IT services 2.2%
	Forrester Research, Inc.	81,800	3,248,278
	MAXIMUS, Inc.	50,148	2,627,254
Semiconductors and semiconductor equipment 1.2%
	Maxim Integrated Products, Inc.	16,540	489,088
	Micrel, Inc.	196,380	2,562,759
Software 0.5%
	Verint Systems, Inc. (I)	21,580	1,298,900
Technology hardware, storage and peripherals 1.5%
	Diebold, Inc.	105,250	3,807,945
Materials 7.1%			18,585,081
Chemicals 4.6%
	Innospec, Inc.	67,570	2,896,050
	Koppers Holdings, Inc.	88,470	2,581,555
	Sensient Technologies Corp.	71,010	4,186,040
	Zep, Inc.	165,500	2,252,455
Containers and packaging 1.2%
	AptarGroup, Inc.	4,280	279,270
	Greif, Inc., Class A	69,030	3,026,966
Paper and forest products 1.3%
	Deltic Timber Corp.	54,020	3,362,745
Utilities 3.2%			8,369,516
Electric utilities 0.1%
	Westar Energy, Inc.	6,720	262,685
Gas utilities 3.1%
	Atmos Energy Corp.	5,578	299,539
	New Jersey Resources Corp.	33,900	1,962,810
	The Laclede Group, Inc.	53,720	2,725,216
	UGI Corp.	14,745	556,034
	WGL Holdings, Inc.	52,450	2,563,232
	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$1,290,375
(Cost $1,289,867)
John Hancock Collateral Investment Trust (W)	0.1118(Y)	128,954	1,290,375

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Par value	Value
Short-term investments 4.1%		$10,800,000
(Cost $10,800,000)
Repurchase agreement 4.1%		10,800,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-28-14 at 0.120% to be repurchased at $10,800,108 on 12-1-14, collateralized by $523,000 U.S. Treasury Bills, 0.00% due 1-8-15 (valued at $522,994, including interest); collateralized by $9,739,252 Government National Mortgage Association, 4.000%-5.000% due 10-20-24 to 10-20-44 (valued at $10,493,090, including interest)	10,800,000	10,800,000
Total investments (Cost $197,593,618)† 100.2%		$260,915,967
Other assets and liabilities, net (0.2%)		($642,007)
Total net assets 100.0%		$260,273,960

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-14. The value of securities on loan amounted to $1,260,612.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $198,046,407. Net unrealized appreciation aggregated $62,869,560 of which $66,895,381, related to appreciated investment securities and $4,025,821 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$24,064,877	$24,064,877	—	—
Consumer staples	11,687,641	6,730,014	$4,957,627	—
Energy	13,538,019	13,538,019	—	—
Financials	51,576,246	51,576,246	—	—
Health care	32,145,997	32,145,997	—	—
Industrials	58,405,717	58,405,717	—	—
Information technology	30,452,498	30,452,498	—	—
Materials	18,585,081	18,585,081	—	—
Utilities	8,369,516	8,369,516	—	—
Securities lending collateral	1,290,375	1,290,375	—	—
Short-term investments	10,800,000	—	10,800,000	—
Total Investments in Securities	$260,915,967	$245,158,340	$15,757,627	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q1	11/14
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		1/15

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 11/30/14

Fund's investments Income Allocation Fund

As of 11-30-14 (unaudited)
			Shares	Value
Affiliated investment companies (G) 43.6%				$43,718,847
(Cost $43,548,680)
Equity 16.2%				16,195,801
Global Equity, Class NAV (John Hancock) (A)(1)			260,191	3,020,815
Global Real Estate, Class NAV (Deutsche)			212,993	2,021,299
Global Shareholder Yield, Class NAV (Epoch)			907,542	11,153,687
Fixed income 27.4%				27,523,046
Core High Yield, Class NAV (John Hancock) (A)(2)			280,241	2,992,974
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)			412,482	4,025,822
Floating Rate Income, Class NAV (WAMCO)			435,247	4,004,273
Global Bond, Class NAV (PIMCO) (I)			165,426	2,016,543
Global Income, Class NAV (Stone Harbor)			203,367	1,997,068
High Yield, Class NAV (WAMCO)			442,769	3,980,493
Investment Quality Bond, Class NAV (Wellington)			160,385	2,014,435
Short Duration Credit Opportunities, Class NAV (Stone Harbor)			348,477	3,498,714
U.S. High Yield Bond, Class NAV (Wells Capital)			242,522	2,992,724
Unaffiliated investment companies 12.1%				$12,135,120
(Cost $11,985,539)
Exchange-traded funds 12.1%				12,135,120
iShares US Preferred Stock ETF			50,160	2,008,908
SPDR S&P International Dividend ETF			43,794	1,986,496
Vanguard Extended Duration Treasury ETF			17,360	2,065,666
Vanguard High Dividend Yield ETF			86,636	6,074,050
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 11.3%				$11,347,388
(Cost $11,400,049)
Consumer discretionary 2.2%				2,228,739
Auto components 0.3%
American Axle & Manufacturing, Inc.	6.625	10-15-22	60,000	64,650
Dana Holding Corp.	6.000	09-15-23	25,000	26,188
Delphi Corp.	5.000	02-15-23	75,000	80,438
Stackpole International Intermediate Company SA (S)	7.750	10-15-21	25,000	25,500
The Goodyear Tire & Rubber Company	7.000	05-15-22	100,000	108,250
Automobiles 0.3%
Ford Motor Credit Company LLC	5.875	08-02-21	150,000	174,608
General Motors Company	4.875	10-02-23	30,000	31,800
General Motors Financial Company, Inc.	4.375	09-25-21	95,000	98,444
Distributors 0.1%
Ferrellgas LP	6.750	01-15-22	55,000	54,725
Hotels, restaurants and leisure 0.0%
MGM Resorts International	6.000	03-15-23	35,000	35,525
Internet and catalog retail 0.1%
QVC, Inc.	4.375	03-15-23	40,000	39,921
QVC, Inc. (S)	4.450	02-15-25	70,000	68,354
QVC, Inc.	5.950	03-15-43	50,000	51,742
Media 1.0%
21st Century Fox America, Inc.	6.400	12-15-35	20,000	25,842
AMC Entertainment, Inc.	5.875	02-15-22	30,000	30,750
Cablevision Systems Corp.	8.000	04-15-20	45,000	51,750
CBS Corp.	3.700	08-15-24	80,000	80,011

2SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
CBS Outdoor Americas Capital LLC (S)	5.625	02-15-24	65,000	$67,031
CCO Holdings LLC	5.750	01-15-24	75,000	75,469
CCO Holdings LLC	7.000	01-15-19	60,000	62,475
Cinemark USA, Inc.	4.875	06-01-23	90,000	85,725
Cinemark USA, Inc.	7.375	06-15-21	50,000	53,438
DISH DBS Corp.	5.000	03-15-23	55,000	53,384
DISH DBS Corp.	7.875	09-01-19	95,000	108,538
Lamar Media Corp.	5.000	05-01-23	55,000	54,725
Sirius XM Radio, Inc. (S)	4.625	05-15-23	60,000	57,150
Sirius XM Radio, Inc. (S)	5.250	08-15-22	60,000	63,000
Sirius XM Radio, Inc. (S)	5.875	10-01-20	60,000	63,450
Univision Communications, Inc. (S)	6.750	09-15-22	50,000	55,000
Specialty retail 0.3%
AutoNation, Inc.	5.500	02-01-20	50,000	54,756
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	40,000	36,400
L Brands, Inc.	5.625	10-15-23	80,000	87,000
L Brands, Inc.	6.625	04-01-21	50,000	56,375
The Hillman Group, Inc. (S)	6.375	07-15-22	10,000	9,725
The Men's Wearhouse, Inc. (S)	7.000	07-01-22	70,000	71,925
Textiles, apparel and luxury goods 0.1%
PVH Corp.	4.500	12-15-22	65,000	64,675
Consumer staples 0.8%				796,240
Beverages 0.2%
Constellation Brands, Inc.	3.750	05-01-21	55,000	54,725
Constellation Brands, Inc.	4.750	11-15-24	25,000	25,500
Cott Beverages, Inc. (S)	5.375	07-01-22	65,000	61,750
Food products 0.3%
B&G Foods, Inc.	4.625	06-01-21	90,000	86,625
HJ Heinz Company	4.250	10-15-20	85,000	86,071
Post Holdings, Inc. (S)	6.750	12-01-21	75,000	73,688
TreeHouse Foods, Inc.	4.875	03-15-22	60,000	61,200
Tyson Foods, Inc.	3.950	08-15-24	25,000	25,831
Household products 0.1%
Harbinger Group, Inc.	7.875	07-15-19	120,000	129,300
Personal products 0.0%
Prestige Brands, Inc. (S)	5.375	12-15-21	20,000	19,700
Revlon Consumer Products Corp.	5.750	02-15-21	20,000	20,250
Tobacco 0.2%
Alliance One International, Inc.	9.875	07-15-21	160,000	151,600
Energy 1.2%				1,241,954
Oil, gas and consumable fuels 1.2%
Access Midstream Partners LP	4.875	03-15-24	50,000	51,000
Baytex Energy Corp. (S)	5.625	06-01-24	70,000	62,650
California Resources Corp. (S)	6.000	11-15-24	55,000	49,053
Cimarex Energy Company	4.375	06-01-24	35,000	34,563
Continental Resources, Inc.	5.000	09-15-22	60,000	61,798
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	55,000	54,656
Ecopetrol SA	5.875	09-18-23	60,000	65,400
Energy Transfer Partners LP	5.200	02-01-22	50,000	54,687

SEE NOTES TO FUND'S INVESTMENTS3

Income Allocation Fund

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66		50,000	$54,582
EP Energy LLC	7.750	09-01-22		60,000	61,200
EP Energy LLC	9.375	05-01-20		150,000	163,875
Kerr-McGee Corp.	6.950	07-01-24		30,000	37,138
Kinder Morgan, Inc.	4.300	06-01-25		25,000	25,201
MarkWest Energy Partners LP	6.500	08-15-21		25,000	26,188
MEG Energy Corp. (S)	6.375	01-30-23		55,000	48,538
Petrobras Global Finance BV	4.375	05-20-23		80,000	73,885
Petroleos Mexicanos	4.875	01-24-22		25,000	26,625
Plains All American Pipeline LP	3.600	11-01-24		25,000	25,023
Regency Energy Partners LP	5.000	10-01-22		10,000	9,800
Regency Energy Partners LP	5.500	04-15-23		40,000	40,000
Regency Energy Partners LP	5.875	03-01-22		10,000	10,300
Sabine Pass Liquefaction LLC	5.625	04-15-23		65,000	66,300
Sanchez Energy Corp. (S)	6.125	01-15-23		60,000	54,000
SM Energy Company	5.000	01-15-24		23,000	21,103
The Williams Companies, Inc.	4.550	06-24-24		65,000	64,389
Financials 4.0%					4,010,850
Banks 1.7%
Asian Development Bank	5.000	03-09-22	AUD	65,000	60,505
Bank of America Corp. (P)	0.994	09-15-26		120,000	106,838
Bank of America Corp.	4.200	08-26-24		50,000	51,110
Bank of America Corp.	5.000	05-13-21		50,000	55,811
Bank of America Corp.	6.875	04-25-18		50,000	58,031
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24		40,000	39,775
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18		35,000	37,450
Citigroup, Inc.	3.875	10-25-23		40,000	41,672
Citigroup, Inc.	6.125	08-25-36		25,000	29,664
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		65,000	64,513
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		65,000	64,675
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		90,000	84,488
First Niagara Financial Group, Inc.	7.250	12-15-21		75,000	85,269
HBOS PLC (S)	6.000	11-01-33		30,000	34,206
JPMorgan Chase & Company	4.250	11-02-18	NZD	140,000	108,250
JPMorgan Chase & Company	4.625	05-10-21		70,000	77,402
JPMorgan Chase & Company (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000	07-01-19		40,000	39,280
JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23		30,000	28,725
JPMorgan Chase & Company (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24		60,000	63,900
JPMorgan Chase & Company (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18		35,000	37,996
National Australia Bank, Ltd.	6.000	02-15-17	AUD	115,000	103,770
Rabobank Nederland NV	3.875	02-08-22		75,000	80,095
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19		75,000	96,960
Synovus Financial Corp.	5.125	06-15-17		65,000	66,463
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24		55,000	56,581
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18		60,000	66,300

4SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Westpac Banking Corp.	5.000	10-21-19	GBP	50,000	$89,215
Capital markets 0.6%
Ares Capital Corp.	3.875	01-15-20		35,000	35,149
FS Investment Corp.	4.000	07-15-19		35,000	35,256
Jefferies Group LLC	6.875	04-15-21		50,000	58,042
Morgan Stanley	4.100	05-22-23		105,000	107,176
Morgan Stanley	7.300	05-13-19		75,000	90,158
Stifel Financial Corp.	4.250	07-18-24		135,000	138,181
The Goldman Sachs Group, Inc.	5.250	07-27-21		100,000	112,905
The Goldman Sachs Group, Inc.	5.750	01-24-22		25,000	28,983
Consumer finance 0.2%
Capital One Financial Corp.	4.750	07-15-21		25,000	27,714
Credit Acceptance Corp. (S)	6.125	02-15-21		50,000	52,000
Discover Financial Services	5.200	04-27-22		35,000	38,697
Springleaf Finance Corp.	5.250	12-15-19		30,000	30,162
Diversified financial services 0.7%
General Electric Capital Australia Funding Pty, Ltd.	7.000	10-08-15	AUD	120,000	105,453
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		115,000	134,263
Inter-American Development Bank	6.500	08-20-19	AUD	55,000	53,648
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	570,000	82,687
KFW	5.750	05-13-15	AUD	120,000	103,459
KFW	6.000	08-20-20	AUD	110,000	106,203
Leucadia National Corp.	5.500	10-18-23		45,000	47,509
Nationstar Mortgage LLC	9.625	05-01-19		80,000	86,200
Voya Financial, Inc. (5.650% to 05-15-2023, then 3 month LIBOR + 3.580%)	5.650	05-15-53		20,000	19,950
Insurance 0.4%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		120,000	164,400
MetLife, Inc.	6.400	12-15-36		75,000	83,391
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		105,000	111,300
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39		35,000	46,957
Real estate investment trusts 0.3%
American Tower Corp.	7.000	10-15-17		50,000	56,644
Corrections Corp. of America	4.125	04-01-20		55,000	54,175
Education Realty Operating Partnership LP	4.600	12-01-24		20,000	20,438
Host Hotels & Resorts LP	5.250	03-15-22		40,000	43,957
Iron Mountain, Inc.	5.750	08-15-24		100,000	101,375
Ventas Realty LP	4.750	06-01-21		45,000	49,154
Real estate management and development 0.1%
CBRE Services, Inc.	5.000	03-15-23		55,000	56,320
Health care 1.2%					1,244,958
Health care providers and services 0.8%
Community Health Systems, Inc.	6.875	02-01-22		80,000	84,700
Community Health Systems, Inc.	8.000	11-15-19		50,000	53,500
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19		13,000	12,968
HCA Holdings, Inc.	6.250	02-15-21		80,000	84,800
HCA, Inc.	5.000	03-15-24		85,000	86,063
HCA, Inc.	5.250	04-15-25		50,000	51,500
HCA, Inc.	7.500	02-15-22		85,000	97,325

SEE NOTES TO FUND'S INVESTMENTS5

Income Allocation Fund

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	8.000	10-01-18	65,000	$74,588
LifePoint Hospitals, Inc.	5.500	12-01-21	155,000	160,813
Select Medical Corp.	6.375	06-01-21	25,000	25,500
Tenet Healthcare Corp.	4.375	10-01-21	100,000	97,750
WellCare Health Plans, Inc.	5.750	11-15-20	25,000	25,750
Pharmaceuticals 0.4%
Endo Finance LLC (S)	7.250	01-15-22	80,000	85,600
Forest Laboratories, Inc. (S)	4.875	02-15-21	80,000	86,390
Forest Laboratories, Inc. (S)	5.000	12-15-21	80,000	87,148
Mallinckrodt International Finance SA (S)	5.750	08-01-22	25,000	25,563
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	100,000	105,000
Industrials 0.2%				225,939
Aerospace and defense 0.0%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	10,000	10,163
Textron, Inc.	7.250	10-01-19	20,000	23,967
Airlines 0.1%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	38,860	44,592
US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	49,250	54,422
Machinery 0.0%
Trinity Industries, Inc.	4.550	10-01-24	35,000	34,526
Trading companies and distributors 0.1%
Air Lease Corp.	3.375	01-15-19	35,000	35,569
International Lease Finance Corp. (S)	7.125	09-01-18	20,000	22,700
Information technology 0.1%				111,263
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (S)	7.250	10-15-22	20,000	21,375
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (S)	5.875	02-15-22	85,000	89,888
Materials 0.6%				590,990
Chemicals 0.1%
NOVA Chemicals Corp. (S)	5.000	05-01-25	45,000	46,519
Rockwood Specialties Group, Inc.	4.625	10-15-20	40,000	41,800
W.R. Grace & Co-Conn (S)	5.125	10-01-21	55,000	57,063
Containers and packaging 0.3%
Ball Corp.	4.000	11-15-23	80,000	76,800
Ball Corp.	6.750	09-15-20	65,000	67,763
Crown Americas LLC	4.500	01-15-23	65,000	62,400
Sealed Air Corp. (S)	6.500	12-01-20	80,000	88,000
Metals and mining 0.2%
Alcoa, Inc.	5.125	10-01-24	40,000	42,220
ArcelorMittal	7.250	03-01-41	50,000	50,250
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	65,000	58,175
Telecommunication services 0.5%				451,326
Diversified telecommunication services 0.4%
CenturyLink, Inc.	5.800	03-15-22	35,000	36,750
CenturyLink, Inc.	7.600	09-15-39	25,000	25,000
Frontier Communications Corp.	7.125	01-15-23	60,000	62,700

6SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
T-Mobile USA, Inc.	6.125	01-15-22		85,000	$86,488
T-Mobile USA, Inc.	6.836	04-28-23		100,000	104,000
Verizon Communications, Inc.	3.450	03-15-21		30,000	31,105
Verizon Communications, Inc.	6.550	09-15-43		20,000	25,905
Wireless telecommunication services 0.1%
SBA Tower Trust (S)	5.101	04-17-17		75,000	79,378
Utilities 0.5%					445,129
Electric utilities 0.2%
Dynegy Finance I, Inc. (S)	7.625	11-01-24		25,000	26,438
NRG Energy, Inc. (S)	6.250	05-01-24		50,000	51,125
NRG Energy, Inc.	6.625	03-15-23		60,000	62,850
RJS Power Holdings LLC (S)	5.125	07-15-19		85,000	84,363
Independent power and renewable electricity producers 0.2%
Calpine Corp.	5.750	01-15-25		95,000	96,663
Calpine Corp. (S)	6.000	01-15-22		60,000	64,050
Multi-utilities 0.1%
NiSource Finance Corp.	5.650	02-01-45		50,000	59,640
U.S. Government and Agency obligations 14.5%					$14,603,523
(Cost $14,505,338)
U.S. Government 10.0%					10,093,553
U.S. Treasury Bond	3.125	02-15-42	500,000		524,297
U.S. Treasury Bond	3.125	08-15-44	1,250,000		1,305,761
U.S. Treasury Note	0.875	11-15-17	7,000,000		7,004,901
U.S. Treasury Note	2.250	11-15-24	1,250,000		1,258,594
U.S. Government Agency 4.5%					4,509,970
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	04-01-44	610,407		638,757
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	5.500	12-01-38	356,291		398,350
Federal National Mortgage Association 15 Yr Pass Thru	2.500	06-01-27	441,060		451,570
Federal National Mortgage Association 30 Yr Pass Thru	3.000	08-01-42	312,610		318,166
Federal National Mortgage Association 30 Yr Pass Thru	4.000	07-01-42	970,274		1,041,301
Federal National Mortgage Association 30 Yr Pass Thru	4.500	05-01-42	884,847		967,352
Federal National Mortgage Association 30 Yr Pass Thru	5.000	07-01-42	625,586		694,474
Foreign government obligations 5.2%					$5,194,944
(Cost $5,238,002)
Australia 0.8%					747,700
New South Wales Treasury Corp.	6.000	05-01-20	AUD	220,000	215,695
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	180,000	160,601
Queensland Treasury Corp.	6.000	10-21-15	AUD	180,000	157,744
Queensland Treasury Corp.	6.000	04-21-16	AUD	240,000	213,660

SEE NOTES TO FUND'S INVESTMENTS7

Income Allocation Fund

	Rate (%)	Maturity date	Par value^		Value
Brazil 0.3%					$253,284
Federative Republic of Brazil	10.000	01-01-21	BRL	200,000	75,098
Federative Republic of Brazil	10.000	01-01-23	BRL	200,000	74,087
Federative Republic of Brazil	12.500	01-05-16	BRL	260,000	104,099
Canada 0.5%					529,470
Government of Canada	1.250	02-01-16	CAD	310,000	271,987
Government of Canada	1.250	03-01-18	CAD	185,000	162,258
Province of Ontario	6.250	06-16-15	NZD	120,000	95,225
Mexico 0.5%					473,153
Government of Mexico	4.750	06-14-18	MXN	1,890,000	137,022
Government of Mexico	5.000	06-15-17	MXN	2,420,000	178,413
Government of Mexico	8.000	12-07-23	MXN	1,900,000	157,718
New Zealand 0.8%					844,140
Dominion of New Zealand	5.000	03-15-19	NZD	290,000	239,324
Dominion of New Zealand	6.000	04-15-15	NZD	135,000	106,876
Dominion of New Zealand	6.000	12-15-17	NZD	305,000	255,624
Dominion of New Zealand	6.000	05-15-21	NZD	275,000	242,316
Norway 0.3%					331,351
Government of Norway	4.500	05-22-19	NOK	1,095,000	176,967
Government of Norway	5.000	05-15-15	NOK	1,065,000	154,384
Philippines 0.5%					447,756
Republic of Philippines	6.500	04-28-21	PHP	17,500,000	447,756
Singapore 0.5%					544,151
Republic of Singapore	2.875	07-01-15	SGD	700,000	544,151
South Korea 0.3%					325,762
Republic of Korea	3.500	03-10-17	KRW	350,000,000	325,762
Sweden 0.4%					426,034
Kingdom of Sweden	3.000	07-12-16	SEK	915,000	128,655
Kingdom of Sweden	3.750	08-12-17	SEK	1,020,000	150,509
Kingdom of Sweden	5.000	12-01-20	SEK	865,000	146,870
Thailand 0.3%					272,143
Kingdom of Thailand	3.250	06-16-17	THB	8,700,000	272,143
Capital preferred securities 0.4%					$420,624
(Cost $423,939)
Financials 0.4%					420,624
Banks 0.3%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	01-02-15		115,000	89,485
JPMorgan Chase Capital XXIII (P)	1.232	05-15-47		55,000	44,138
USB Capital IX (P)(Q)	3.500	01-16-15		95,000	76,950
Wachovia Capital Trust III (P)(Q)	5.569	01-16-15		135,000	130,613
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000	01-16-15		50,000	37,313
State Street Capital Trust IV (P)	1.241	06-15-37		50,000	42,125

8SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.2%				$219,181
(Cost $217,869)
Financials 0.0%				65,503
Thrifts and mortgage finance 0.0%
MGIC Investment Corp.	2.000	04-01-20	45,000	65,503
Health care 0.1%				87,781
Health care providers and services 0.1%
Anthem, Inc.	2.750	10-15-42	50,000	87,781
Industrials 0.1%				65,897
Trading companies and distributors 0.1%
Air Lease Corp.	3.875	12-01-18	45,000	65,897
Term loans (M) 3.1%				$3,067,799
(Cost $3,080,355)
Consumer discretionary 0.8%				759,803
Automobiles 0.1%
Chrysler Group LLC (T)	TBD	12-31-18	85,000	84,363
Hotels, restaurants and leisure 0.2%
Four Seasons Holdings, Inc. (T)	TBD	06-27-20	90,000	89,184
Hilton Worldwide Finance LLC (T)	TBD	10-26-20	65,000	64,327
Media 0.2%
Charter Communications Operating LLC (T)	TBD	09-12-21	85,000	85,558
Univision Communications, Inc. (T)	TBD	03-01-20	90,000	89,058
Virgin Media Investment Holdings, Ltd. (T)	TBD	06-07-20	55,000	54,461
Multiline retail 0.2%
Hudson's Bay Company (T)	TBD	11-04-20	90,000	90,180
Lands' End, Inc. (T)	TBD	04-04-21	115,000	112,700
Specialty retail 0.1%
The Men's Wearhouse, Inc. (T)	TBD	06-18-21	90,000	89,972
Consumer staples 0.3%				328,255
Food and staples retailing 0.1%
Aramark Services, Inc. (T)	TBD	02-21-21	55,000	54,230
Rite Aid Corp. (T)	TBD	02-21-20	55,000	54,588
SUPERVALU, Inc. (T)	TBD	03-21-19	55,000	54,705
Food products 0.2%
HJ Heinz Company (T)	TBD	06-05-20	165,000	164,732
Financials 0.3%				357,596
Capital markets 0.1%
La Quinta Intermediate Holdings LLC (T)	TBD	04-14-21	85,000	84,575
Insurance 0.1%
HUB International, Ltd. (T)	TBD	10-02-20	110,000	108,763
Real estate investment trusts 0.1%
Crown Castle Operating Company (T)	TBD	01-31-21	165,000	164,258
Health care 0.7%				710,542
Biotechnology 0.1%
Catalent Pharma Solutions, Inc. (T)	TBD	05-20-21	55,000	54,990
Health care equipment and supplies 0.1%
Biomet, Inc. (T)	TBD	07-25-17	90,000	89,859

SEE NOTES TO FUND'S INVESTMENTS9

Income Allocation Fund

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.2%
Community Health Systems, Inc. (T)	TBD	01-27-21	85,000	$85,173
Opal Acquisition, Inc. (T)	TBD	11-27-20	55,000	54,880
Ortho-Clinical Diagnostics, Inc. (T)	TBD	06-30-21	55,000	54,435
Pharmaceuticals 0.3%
Endo Luxembourg Finance I Company Sarl (T)	TBD	03-01-21	90,000	88,931
Grifols Worldwide Operations USA, Inc. (T)	TBD	02-27-21	90,000	89,062
Mallinckrodt International Finance SA (T)	TBD	03-19-21	195,000	193,212
Industrials 0.3%				295,770
Airlines 0.1%
Delta Air Lines, Inc. (T)	TBD	04-20-17	65,000	64,494
US Airways, Inc. (T)	TBD	05-23-19	55,000	54,051
Construction and engineering 0.1%
AECOM Technology Corp. (T)	TBD	10-15-21	55,000	55,103
Professional services 0.0%
Capital Safety North America Holdings, Inc. (T)	TBD	03-27-21	55,000	53,539
Trading companies and distributors 0.1%
American Builders & Contractors Supply Company, Inc. (T)	TBD	04-16-20	70,000	68,583
Information technology 0.2%				228,084
Electronic equipment, instruments and components 0.1%
Dell International LLC (T)	TBD	04-29-20	85,000	85,077
Software 0.1%
First Data Corp. (T)	TBD	03-24-18	90,000	88,763
IMS Health, Inc. (T)	TBD	03-17-21	55,000	54,244
Materials 0.1%				63,758
Containers and packaging 0.1%
Berry Plastics Group, Inc. (T)	TBD	02-08-20	65,000	63,758
Telecommunication services 0.1%				54,141
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC (T)	TBD	03-24-21	55,000	54,141
Utilities 0.3%				269,850
Electric utilities 0.2%
ExGen Texas Power LLC (T)	TBD	09-18-21	90,000	90,169
La Frontera Generation LLC (T)	TBD	09-30-20	90,000	90,000
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (T)	TBD	04-23-20	90,000	89,681
Collateralized mortgage obligations 0.5%				$543,441
(Cost $546,974)
Commercial and residential 0.5%				543,441
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	2.580	03-25-35	123,209	124,372
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P)	3.150	12-15-16	45,000	45,000
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.769	05-25-34	67,548	66,851
HarborView Mortgage Loan Trust Series 2005-2, Class IX IO	2.193	05-19-35	381,429	25,140

10SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM (P)	6.197	02-15-51	50,000	$54,924
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM (P)	5.464	01-15-49	65,000	68,062
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.571	10-25-35	108,297	104,973
WaMu Mortgage Pass Through Certificates Series 2005-AR3, Class A2 (P)	2.396	03-25-35	54,444	54,119
Asset backed securities 0.8%				$827,195
(Cost $826,778)
Ally Master Owner Trust Series 2012-4, Class A	1.720	07-15-19	20,000	20,168
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	275,000	276,225
Chase Issuance Trust Series 2014-A7, Class A	1.380	11-15-19	65,000	65,000
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8	1.730	04-09-20	75,000	75,474
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	180,838	185,186
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	90,000	89,947
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A	1.490	09-15-19	100,000	100,125
John Deere Owner Trust Series 2014-B, Class A4	1.500	06-15-21	15,000	15,070
			Shares	Value
Common stocks 0.7%				$705,886
(Cost $704,926)
Financials 0.7%				705,886
Banks 0.5%
Commerce Bancshares, Inc.			2,015	86,280
SunTrust Banks, Inc.			1,674	65,771
Synovus Financial Corp.			3,417	88,295
TCF Financial Corp.			8,354	129,654
The PNC Financial Services Group, Inc.			757	66,215
U.S. Bancorp			1,511	66,786
Consumer finance 0.1%
Capital One Financial Corp.			815	67,808
Insurance 0.1%
MetLife, Inc.			2,429	135,077
Preferred securities 1.8%				$1,780,402
(Cost $1,769,987)
Consumer staples 0.1%				152,086
Food products 0.1%
Post Holdings, Inc., 5.250%			1,090	95,648
Tyson Foods, Inc., 4.750%			1,075	56,438
Financials 1.0%				1,011,064
Banks 0.4%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)			2,425	65,960
Regions Financial Corp., 6.375%			3,355	83,976

SEE NOTES TO FUND'S INVESTMENTS11

Income Allocation Fund

		Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%)		1,992	$54,979
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)		2,250	66,690
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)		1,960	54,784
Zions Bancorporation, 7.900%		1,975	54,471
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)		2,050	55,002
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)		50	50,189
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		4,500	118,980
Insurance 0.1%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)		2,900	88,885
Real estate investment trusts 0.3%
American Tower Corp., 5.250%		600	69,846
Crown Castle International Corp., 4.500%		1,066	112,996
Weyerhaeuser Company, 6.375%		2,288	134,306
Industrials 0.2%			153,730
Aerospace and defense 0.1%
United Technologies Corp., 7.500%		1,110	66,611
Machinery 0.1%
Stanley Black & Decker, Inc., 6.250%		755	87,119
Utilities 0.5%			463,522
Electric utilities 0.2%
Exelon Corp., 6.500%		2,519	131,467
NextEra Energy, Inc., 5.889%		1,025	67,466
Gas utilities 0.1%
The Laclede Group, Inc., 6.750%		1,220	64,660
Multi-utilities 0.2%
Dominion Resources, Inc., 6.000%		1,519	88,770
Dominion Resources, Inc., 6.375%		2,148	111,159
Purchased options 0.0%			$18,029
(Cost $19,101)
Put options 0.0%			18,029
Over the Counter on the EUR vs. USD (Expiration Date: 2-24-16; Strike Price: EUR 1.15; Counterparty: Morgan Stanley Company, Inc.) (I)		605,000	9,290
Over the Counter on the GBP vs. USD (Expiration Date: 6-23-15; Strike Price: GBP 1.50; Counterparty: Standard Chartered Bank) (I)		575,000	8,739
	Yield (%)	Shares	Value
Short-term investments 10.0%			$10,001,272
(Cost $10,001,272)
Money market funds 10.0%			10,001,272
State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	10,001,272	10,001,272
Total investments (Cost $104,268,809)† 104.2%			$104,583,651
Other assets and liabilities, net (4.2%)			($4,192,023)
Total net assets 100.0%			$100,391,628

12SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Key to Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end. The fund commenced on November 14, 2014. At November 30, 2014, all term loans represent unsettled loan commitments.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,945,800 or 2.9% of the fund's net assets as of 11-30-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $104,274,262. Net unrealized appreciation aggregated $309,389, of which $594,407 related to appreciated investment securities and $285,018 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Affiliated investment companies	$43,718,847	$43,718,847	—	—
Investment companies	12,135,120	12,135,120	—	—
Corporate bonds	11,347,388	—	$11,347,388	—
U.S. Government and Agency obligations	14,603,523	—	14,603,523	—
Foreign government obligations	5,194,944	—	5,194,944	—
Capital preferred securities	420,624	—	420,624	—
Convertible bonds	219,181	—	219,181	—
Term loans	3,067,799	—	3,067,799	—
Collateralized mortgage obligations	543,441	—	543,441	—
Asset backed securities	827,195	—	827,195	—
Common stocks	705,886	705,886	—	—
Preferred securities	1,780,402	1,730,213	50,189	—
Purchased options	18,029	—	18,029	—
Short-term investments	10,001,272	10,001,272	—	—
Total Investments in Securities	$104,583,651	$68,291,338	$36,292,313	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other

14

referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2014, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's prosepectus.

15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q1	11/14
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		1/15

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 38.6%
U.S. Government - 12.1%
U.S. Treasury Bonds
3.125%, 02/15/2042 to 08/15/2044		$59,345,000	$62,028,943
U.S. Treasury Notes
1.625%, 03/31/2019		8,000,000	8,090,000
2.000%, 07/31/2020 to 10/31/2021		8,000,000	8,097,578
2.125%, 09/30/2021		8,000,000	8,133,128
2.250%, 04/30/2021 to 11/15/2024		58,750,000	59,311,406
2.375%, 05/31/2018		3,700,000	3,864,476
			149,525,531
U.S. Government Agency - 26.5%
Federal Home Loan Banks
2.900%, 09/05/2025		623,810	615,014
3.170%, 10/04/2027		635,000	623,013
3.250%, 06/21/2027		854,545	854,680
Federal Home Loan Mortgage Corp.
2.554%, 06/01/2044 (P)		1,561,728	1,607,197
2.689%, 05/01/2044 (P)		1,634,747	1,688,987
3.000%, 03/01/2043		3,191,130	3,246,102
3.011%, 03/01/2044 (P)		498,854	517,776
3.500%, 01/01/2042 to 09/01/2043		3,952,341	4,135,030
4.000%, 02/01/2044		2,138,256	2,291,191
4.500%, 09/01/2041 to 10/01/2041		8,024,836	8,720,427
5.000%, 03/01/2041 to 04/01/2041		5,631,567	6,275,415
5.500%, 07/01/2037		102,686	115,417
6.500%, 11/01/2037 to 09/01/2039		1,235,408	1,402,139
Federal National Mortgage Association
1.946%, 05/01/2035 (P)		564,820	598,781
2.158%, 01/01/2036 (P)		399,193	427,082
2.193%, 04/01/2036 (P)		97,118	102,811
2.497%, 07/01/2033 (P)		929	997
2.530%, 06/01/2044 (P)		2,825,487	2,908,239
2.553%, 04/01/2044 (P)		2,760,886	2,846,044
2.922%, 03/01/2044 (P)		470,836	488,190
3.000%, TBA (C)		48,250,000	48,777,734
3.000%, 07/01/2027 to 05/01/2043		29,284,514	29,800,989
3.400%, 09/27/2032		2,315,000	2,258,688
3.500%, TBA (C)		19,000,000	19,804,532
3.500%, 02/01/2026 to 07/01/2043		13,175,503	13,868,884
4.000%, TBA (C)		10,500,000	11,212,851
4.000%, 12/01/2024 to 01/01/2044		44,617,280	47,784,373
4.500%, 02/01/2041 to 11/01/2042		37,529,740	40,951,371
5.000%, 05/01/2018 to 04/01/2041		34,999,616	38,938,896
5.500%, 02/01/2018 to 03/01/2039		16,907,245	18,965,913
6.000%, 09/01/2022 to 02/01/2037		4,756,569	5,388,850
6.250%, 05/15/2029		157,000	218,222
6.500%, 02/01/2036 to 06/01/2039		3,101,205	3,535,952
7.000%, 04/01/2017 to 06/01/2032		6,996	8,139
7.500%, 09/01/2029 to 08/01/2031		1,611	1,925
Government National
Mortgage Association
4.000%, 02/15/2041		5,834,318	6,283,287
5.000%, 04/15/2035		18,278	20,323
5.500%, 03/15/2035		10,542	11,950
6.000%, 03/15/2033 to 06/15/2033		7,969	9,178
6.500%, 09/15/2028 to 08/15/2031		1,914	2,226
7.000%, 04/15/2029		1,182	1,388
8.000%, 10/15/2026		1,129	1,346
			327,311,549
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $467,626,082)			$476,837,080

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,235,000	1,278,225
Republic of Argentina
8.280%, 12/31/2033 (H)		1,016,478	935,159
9.224%, 12/15/2035 (P)	ARS	393,449	2,908
			2,216,292
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	19,831
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,670
9.375%, 04/01/2029		1,000	1,501
			10,171
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,115,499)			$2,246,294

CORPORATE BONDS - 61.2%
Consumer discretionary - 5.3%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,166,014
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,460,650
6.400%, 12/15/2035		430,000	555,592
6.650%, 11/15/2037		865,000	1,136,896
6.750%, 01/09/2038		2,000	2,592
7.750%, 12/01/2045		9,000	13,537
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,440,361
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,137,750
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	498,820
AutoNation, Inc.
5.500%, 02/01/2020		$1,965,000	2,151,907
Bed Bath & Beyond, Inc.
3.749%, 08/01/2024		555,000	563,195
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	1,005,206
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		985,000	1,058,875
Chrysler Group LLC
8.000%, 06/15/2019		440,000	466,400
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,347,721
Conn’s, Inc.
7.250%, 07/15/2022 (S)		1,400,000	1,214,500
Cox Communications, Inc.
5.450%, 12/15/2014		70,000	70,108
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,225,575
Delphi Corp.
5.000%, 02/15/2023		3,070,000	3,292,575
Ford Motor Company
4.750%, 01/15/2043		435,000	450,827
Ford Motor Credit Company LLC
5.875%, 08/02/2021		5,253,000	6,114,760
General Motors Company
4.875%, 10/02/2023		1,300,000	1,378,000
6.250%, 10/02/2043		1,175,000	1,365,938
General Motors Financial Company, Inc.
4.375%, 09/25/2021		955,000	989,619

The accompanying notes are an integral part of the financial statements.	1

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	$800,000	$808,489
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,030,815
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	645,000	691,763
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,558,876
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,223,950
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,770,175
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,290,000	1,413,454
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,306,725
MGM Resorts International
6.000%, 03/15/2023	1,470,000	1,492,050
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	924,168
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,714,131
Quiksilver, Inc.
7.875%, 08/01/2018 (S)	1,150,000	1,023,500
QVC, Inc.
4.375%, 03/15/2023	890,000	888,248
5.125%, 07/02/2022	820,000	864,817
5.450%, 08/15/2034 (S)	950,000	922,045
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,045,000
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	1,065,000	1,144,875
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	816,000
The Hillman Group, Inc.
6.375%, 07/15/2022 (S)	355,000	345,238
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,650,000	1,661,713
5.500%, 09/01/2041	1,450,000	1,644,706
8.250%, 04/01/2019	1,010,000	1,250,036
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	44,077
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	793,152
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,520,655
7.625%, 04/15/2031	9,000	12,393
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,410,500
Tops Holding II Corp.
8.750%, 06/15/2018	685,000	667,875
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	1,005,098
6.125%, 10/05/2017	1,500,000	1,686,233
Waterford Gaming LLC
8.625%, 09/15/2049 (S)	81,380	6,214
WideOpenWest Finance LLC
10.250%, 07/15/2019	320,000	347,200
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,421,890
6.250%, 03/15/2018	88,000	99,397
6.875%, 11/15/2037	250,000	318,484
		64,981,360
Consumer staples - 2.3%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	999,000
Alliance One International, Inc.
9.875%, 07/15/2021	2,285,000	2,165,038
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,497
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	1,061,529
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	860,006
Constellation Brands, Inc.
4.250%, 05/01/2023	1,100,000	1,095,930
4.750%, 11/15/2024	565,000	576,300
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021	980,000	1,156,400
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	330,161	451,242
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,054,795
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,875,892
General Mills, Inc.
5.700%, 02/15/2017	245,000	269,477
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,050,040
Harbinger Group, Inc.
7.875%, 07/15/2019	965,000	1,039,788
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	493,155
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,130,975
Nabisco, Inc.
7.550%, 06/15/2015	229,000	237,470
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	700,000	689,500
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	850,500
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,965,968
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	541,291
Safeway, Inc.
4.750%, 12/01/2021	415,000	422,475
5.000%, 08/15/2019	2,305,000	2,382,761
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,545,755
The Clorox Company
5.950%, 10/15/2017	500,000	563,609
The Kroger Company
6.800%, 12/15/2018	920,000	1,082,081
7.000%, 05/01/2018	580,000	669,750
Tops Holding Corp.
8.875%, 12/15/2017	488,000	502,640
Tyson Foods, Inc.
3.950%, 08/15/2024	835,000	862,770

The accompanying notes are an integral part of the financial statements.	2

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Vector Group, Ltd.
7.750%, 02/15/2021	$790,000	$847,275
		28,456,909
Energy - 8.1%
Access Midstream Partners LP
4.875%, 05/15/2023 to 03/15/2024	1,760,000	1,795,200
Afren PLC
6.625%, 12/09/2020 (S)	1,000,000	810,000
10.250%, 04/08/2019 (S)	510,000	471,260
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,893,110
8.700%, 03/15/2019	500,000	626,536
Apache Corp.
6.900%, 09/15/2018	455,000	530,760
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	1,670,000	1,770,200
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,073,515
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	688,841
4.750%, 03/10/2019	1,000,000	1,107,643
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,184,808
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,368,985
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,915,000	2,029,900
Cimarex Energy Company
4.375%, 06/01/2024	1,300,000	1,283,750
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,422
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,345,000	1,291,208
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,257,041
Consolidated Energy Finance SA
6.750%, 10/15/2019 (S)	1,020,000	1,022,550
Continental Resources, Inc.
5.000%, 09/15/2022	2,530,000	2,605,824
CSI Compressco LP
7.250%, 08/15/2022 (S)	725,000	659,750
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,528,501
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,921,625
DCP Midstream Operating LP
3.875%, 03/15/2023	690,000	680,453
Denbury Resources, Inc.
5.500%, 05/01/2022	820,000	768,750
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,044,712
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,463,483
Ecopetrol SA
5.875%, 09/18/2023	640,000	697,600
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	540,068
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	685,778
7.500%, 04/15/2038	600,000	782,443
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,200,641
Energy Transfer Partners LP
5.200%, 02/01/2022	665,000	727,340
6.700%, 07/01/2018	700,000	802,071
9.700%, 03/15/2019	1,090,000	1,392,012
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	470,000	352,500
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	517,687
6.125%, 10/15/2039	1,000,000	1,201,833
6.300%, 09/15/2017	820,000	927,285
6.875%, 03/01/2033	209,000	274,347
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,851,200
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,402,760
EP Energy LLC
7.750%, 09/01/2022	580,000	591,600
EV Energy Partners LP
8.000%, 04/15/2019	1,060,000	1,017,600
Exterran Partners LP
6.000%, 04/01/2021	310,000	279,000
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	1,385,000	1,546,006
6.875%, 02/15/2023	494,000	557,380
FTS International, Inc.
6.250%, 05/01/2022 (S)	570,000	467,400
Halcon Resources Corp.
8.875%, 05/15/2021	585,000	450,450
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,656,290
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	455,000	410,638
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,244,108
Key Energy Services, Inc.
6.750%, 03/01/2021	845,000	650,650
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,017,317
5.800%, 03/15/2035	208,000	221,352
7.300%, 08/15/2033	212,000	256,208
7.750%, 03/15/2032	455,000	571,750
Kinder Morgan, Inc.
4.300%, 06/01/2025	2,530,000	2,550,361
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	650,000	611,000
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	898,750
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,885,000	1,715,350
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	946,350
MarkWest Energy Partners LP
6.500%, 08/15/2021	716,000	750,010
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (L)	1,425,000	1,182,750
Newfield Exploration Company
5.750%, 01/30/2022	1,085,000	1,163,663

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Nexen Energy ULC
5.875%, 03/10/2035	$212,000	$247,992
6.400%, 05/15/2037	1,625,000	2,037,095
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	439,875
6.200%, 08/01/2040	500,000	484,378
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	955,000	916,800
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,463,287
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	807,188
5.375%, 01/26/2019 (S)	975,000	967,688
Petro-Canada
6.050%, 05/15/2018	396,000	451,619
Petrobras International Finance
Company SA
5.375%, 01/27/2021	790,000	786,587
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,860,000	788,640
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	390,000	394,485
4.875%, 01/24/2022	660,000	702,900
Plains All American Pipeline LP
3.600%, 11/01/2024	835,000	835,762
Precision Drilling Corp.
6.625%, 11/15/2020	645,000	625,650
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	284,200
5.500%, 04/15/2023	1,565,000	1,565,000
5.875%, 03/01/2022	285,000	293,550
Rex Energy Corp.
8.875%, 12/01/2020	560,000	554,400
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	730,000	693,500
Rowan Companies, Inc.
4.875%, 06/01/2022	830,000	848,442
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,130,473
6.750%, 02/15/2032	511,000	617,071
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	534,600
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	869,365
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,437,309
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,164,008
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	745,000	692,850
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	768,887
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,067,448
7.125%, 01/15/2019	400,000	476,593
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,640,000	1,631,800
Transocean, Inc.
6.000%, 03/15/2018	500,000	526,044
6.375%, 12/15/2021	500,000	498,649
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	500,000	502,500
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	673,200
6.250%, 04/15/2022 (S)	805,000	690,288
Western Atlas, Inc.
6.000%, 06/01/2018	880,000	997,276
Williams Partners LP
4.300%, 03/04/2024	1,300,000	1,342,779
WPX Energy, Inc.
5.250%, 09/15/2024	375,000	361,875
6.000%, 01/15/2022	765,000	779,344
		99,952,772
Financials - 25.1%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	490,000	538,699
American Express Bank FSB
6.000%, 09/13/2017	805,000	903,741
American International Group, Inc.
4.125%, 02/15/2024	940,000	1,000,852
5.850%, 01/16/2018	1,100,000	1,240,601
6.250%, 03/15/2037	119,000	134,321
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	141,000	193,170
American Tower Corp.
3.400%, 02/15/2019	740,000	758,638
4.700%, 03/15/2022	1,100,000	1,159,351
5.000%, 02/15/2024	1,330,000	1,419,548
5.900%, 11/01/2021	1,500,000	1,698,965
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	735,000	768,251
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	400,000	383,718
4.600%, 02/06/2024	3,267,000	3,108,508
Ares Capital Corp.
3.875%, 01/15/2020	1,345,000	1,350,722
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	669,925
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	2,091,932
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,786,710
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	1,380,000	1,467,638
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,650,723
AXA SA
8.600%, 12/15/2030	820,000	1,108,983
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	1,095,000	1,182,600
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	1,040,000
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)	1,400,000	1,078,000

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	$972,298
Banco Santander Chile
5.375%, 12/09/2014 (S)		$5,000	5,003
Bank of America Corp.
3.300%, 01/11/2023		690,000	691,557
3.625%, 03/17/2016		1,250,000	1,291,854
4.200%, 08/26/2024		840,000	858,644
4.250%, 10/22/2026		835,000	841,742
5.000%, 05/13/2021		2,620,000	2,924,483
5.625%, 07/01/2020		1,000,000	1,147,701
5.650%, 05/01/2018		1,000,000	1,119,577
5.750%, 12/01/2017		849,000	945,524
6.875%, 04/25/2018		1,795,000	2,083,309
7.625%, 06/01/2019		685,000	834,340
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		1,355,000	1,347,378
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		1,280,000	1,369,600
Barclays Bank PLC
10.179%, 06/12/2021 (S)		1,440,000	1,940,165
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,107,567
BPCE SA
4.500%, 03/15/2025 (S)		1,385,000	1,366,052
5.700%, 10/22/2023 (S)		1,735,000	1,859,989
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,628,519
Capital One Financial Corp.
3.150%, 07/15/2016		1,000,000	1,032,377
3.500%, 06/15/2023		605,000	609,319
4.750%, 07/15/2021		2,475,000	2,743,641
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,000,000	1,060,000
Citigroup, Inc.
3.500%, 05/15/2023		1,390,000	1,369,688
3.750%, 06/16/2024		1,100,000	1,132,680
3.875%, 10/25/2023		580,000	604,247
4.450%, 01/10/2017		1,350,000	1,436,146
4.500%, 01/14/2022		1,000,000	1,094,563
5.375%, 08/09/2020		195,000	223,244
5.500%, 09/13/2025		1,000,000	1,119,728
6.125%, 08/25/2036		1,060,000	1,257,738
CNA Financial Corp.
6.500%, 08/15/2016		985,000	1,072,690
7.250%, 11/15/2023		1,385,000	1,730,123
Commerzbank AG
8.125%, 09/19/2023 (S)		2,090,000	2,444,046
Corrections Corp. of America
4.625%, 05/01/2023		910,000	882,700
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		1,385,000	1,440,400
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		1,345,000	1,321,463
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		1,875,000	1,946,726
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		755,000	853,331
Credit Suisse AG
6.500%, 08/08/2023 (S)		1,500,000	1,652,100
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)		975,000	1,031,063
Credito Real SAB de CV
7.500%, 03/13/2019 (S)		1,415,000	1,468,063
Crown Castle International Corp.
5.250%, 01/15/2023		1,000,000	1,017,500
Crown Castle Towers LLC
4.174%, 08/15/2037 (S)		2,000,000	2,100,902
4.883%, 08/15/2040 (S)		1,705,000	1,893,029
6.113%, 01/15/2040 (S)		1,373,000	1,593,045
DDR Corp.
3.500%, 01/15/2021		1,350,000	1,368,764
7.500%, 04/01/2017		2,330,000	2,633,590
Discover Bank
7.000%, 04/15/2020		380,000	453,977
Discover Financial Services
5.200%, 04/27/2022		1,200,000	1,326,770
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)		1,248,865	1,317,553
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)		835,450	887,666
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)		734,459	769,558
Dresdner Bank AG
7.250%, 09/15/2015		281,000	291,884
Education Realty Operating
Partnership LP
4.600%, 12/01/2024		840,000	858,375
Enova International, Inc.
9.750%, 06/01/2021 (S)		1,175,000	1,186,750
EPR Properties
5.250%, 07/15/2023		2,000,000	2,129,038
7.750%, 07/15/2020		920,000	1,114,298
Equity Commonwealth
5.875%, 09/15/2020		1,200,000	1,327,124
ERP Operating LP
5.125%, 03/15/2016		1,670,000	1,760,400
5.750%, 06/15/2017		775,000	860,241
Essex Portfolio LP
5.500%, 03/15/2017		1,430,000	1,559,957
Fifth Street Finance Corp.
4.875%, 03/01/2019		1,345,000	1,395,760
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)		1,275,000	1,196,906
FS Investment Corp.
4.000%, 07/15/2019		1,330,000	1,339,716

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
0.712%, 08/15/2036 (P)	$1,420,000	$1,252,030
4.375%, 09/16/2020	685,000	755,319
5.550%, 05/04/2020	1,285,000	1,490,226
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,725,000	2,013,938
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	617,550
Genworth Holdings, Inc.
4.800%, 02/15/2024	600,000	524,735
4.900%, 08/15/2023	1,500,000	1,318,334
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,265,000	1,475,383
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,507,806
6.625%, 03/30/2040	500,000	665,302
HBOS PLC
6.000%, 11/01/2033 (S)	1,475,000	1,681,810
6.750%, 05/21/2018 (S)	2,570,000	2,888,166
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,322,950
4.250%, 11/15/2023	1,000,000	1,045,706
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,108,342
4.950%, 01/15/2021	575,000	633,070
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,124,478
Highwoods Realty LP
5.850%, 03/15/2017	2,155,000	2,358,934
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	613,800
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,010,000	1,075,560
5.750%, 11/16/2020 (S)	980,000	1,099,798
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,703,424
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,154,225
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,348,288
6.000%, 08/15/2023	1,215,000	1,272,713
iStar Financial, Inc.
5.000%, 07/01/2019	435,000	426,300
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,196,204
6.875%, 04/15/2021	1,630,000	1,892,169
8.500%, 07/15/2019	1,280,000	1,571,034
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,033,632
3.375%, 05/01/2023	1,750,000	1,725,008
4.500%, 01/24/2022	1,300,000	1,428,617
4.625%, 05/10/2021	2,465,000	2,725,639
6.300%, 04/23/2019	1,267,000	1,478,821
JPMorgan Chase & Company (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,585,930
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,095,000	1,048,463
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,440,000	2,598,600
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,420,000	1,541,566
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	652,913
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,375,284
Leucadia National Corp.
5.500%, 10/18/2023	3,895,000	4,112,177
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,083,890
7.800%, 03/15/2037 (S)	1,385,000	1,623,913
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,056,708
5.500%, 12/15/2016	1,500,000	1,621,853
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,175,078
8.750%, 07/01/2019	900,000	1,140,960
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,142,000	2,163,420
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,202,175
Loews Corp.
2.625%, 05/15/2023	870,000	825,586
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,394,264
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	485,000	505,816
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,796,899
5.350%, 06/01/2021	1,500,000	1,686,567
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,126,710
MBIA Insurance Corp.
11.491%, 01/15/2033 (S)	650,000	422,500
MetLife, Inc.
6.400%, 12/15/2036	840,000	933,975
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,598,216
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,330,000	1,401,781
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,471,766
Morgan Stanley
0.681%, 10/18/2016 (P)	830,000	826,963
3.750%, 02/25/2023	1,700,000	1,751,226
4.100%, 05/22/2023	2,745,000	2,801,893
4.350%, 09/08/2026	290,000	294,588

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.875%, 11/01/2022	$1,140,000	$1,231,289
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,056,356
5.550%, 04/27/2017	805,000	881,343
5.625%, 09/23/2019	1,000,000	1,140,564
5.950%, 12/28/2017	290,000	325,770
6.000%, 04/28/2015	1,000,000	1,022,208
6.625%, 04/01/2018	140,000	161,123
7.300%, 05/13/2019	2,790,000	3,353,859
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	1,370,000	1,380,275
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	893,450
6.875%, 05/01/2021	635,000	679,450
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	755,250
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,713,314
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,065,000	1,025,063
9.625%, 05/01/2019	855,000	921,263
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	965,000	1,015,663
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	1,150,000	1,196,000
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,058,230
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	835,000	839,858
4.950%, 04/01/2024	2,010,000	2,059,245
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)	635,000	655,252
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	740,000	848,528
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,028,257
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,039,209
Prologis LP
4.500%, 08/15/2017	1,250,000	1,344,594
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	796,673
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	355,000	353,669
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,965,000	2,082,900
Rabobank Nederland NV
3.875%, 02/08/2022	2,660,000	2,840,686
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	2,148,634
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,012,080
5.375%, 09/15/2017	1,250,000	1,376,815
5.950%, 09/15/2016	560,000	607,167
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,613,541
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,103,988
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,115,000	3,255,175
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	935,883
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	1,195,000	1,262,613
Springleaf Finance Corp.
5.250%, 12/15/2019	1,385,000	1,392,461
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,514,328
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,615,209
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,049,292
Synchrony Financial
4.250%, 08/15/2024	1,120,000	1,146,019
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	594,925
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,952,054
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	2,110,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,078,891
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,046,817
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,236,236
5.250%, 07/27/2021	3,305,000	3,731,504
5.375%, 03/15/2020	1,000,000	1,128,742
5.950%, 01/18/2018	750,000	841,958
6.150%, 04/01/2018	1,000,000	1,133,274
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,240,401
4.451%, 01/20/2015 (P)(Q)	810,000	812,025
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,048,950
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,573,344
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	300,000	315,160
USB Realty Corp.
1.378%, 01/15/2017 (P)(Q)(S)	1,125,000	1,036,406

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
USI, Inc.
7.750%, 01/15/2021 (S)	$990,000	$1,002,375
Ventas Realty LP
3.750%, 05/01/2024	505,000	507,622
4.750%, 06/01/2021	1,400,000	1,529,220
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,002,761
5.000%, 01/15/2022	1,250,000	1,378,645
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	750,000	748,125
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	15,932
Walter Investment Management Corp.
7.875%, 12/15/2021	1,200,000	1,080,000
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,501,737
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,106,785
3.500%, 03/08/2022	1,700,000	1,777,359
5.375%, 11/02/2043	2,000,000	2,260,372
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	2,085,000	2,144,944
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,314,000	2,556,970
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,176,493
Weyerhaeuser Company
7.375%, 03/15/2032	1,490,000	1,981,314
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,515,648
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,207,920
		309,438,223
Health care - 2.6%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	1,993,616
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	950,174
Alere, Inc.
7.250%, 07/01/2018	890,000	941,175
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,513,185
5.750%, 04/01/2016	400,000	424,263
Anthem, Inc.
4.650%, 08/15/2044	1,280,000	1,324,067
6.375%, 06/15/2037	415,000	528,076
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,098,935
6.150%, 11/15/2036	500,000	613,669
Community Health Systems, Inc.
6.875%, 02/01/2022	335,000	354,681
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	507,728
Covidien International Finance SA
6.000%, 10/15/2017	610,000	687,997
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	990,000	923,175
Endo Finance LLC
7.250%, 01/15/2022 (S)	1,123,000	1,201,610
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	1,145,000	1,179,350
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,006,250
5.250%, 04/15/2025	1,150,000	1,184,500
7.500%, 02/15/2022	935,000	1,070,575
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,073,970
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)	950,000	971,375
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	925,750
Mylan, Inc.
2.600%, 06/24/2018	940,000	957,971
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	1,979,912
Quest Diagnostics, Inc.
2.700%, 04/01/2019	1,065,000	1,079,353
4.250%, 04/01/2024	1,170,000	1,209,062
Select Medical Corp.
6.375%, 06/01/2021	885,000	902,700
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	205,915
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	15,932
5.700%, 10/15/2040	1,500,000	1,863,831
5.800%, 03/15/2036	115,000	140,349
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)	790,000	853,200
WellCare Health Plans, Inc.
5.750%, 11/15/2020	625,000	643,750
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,500,350
		32,826,446
Industrials - 5.7%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	610,000	649,650
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,326,206
3.875%, 04/01/2021	680,000	682,550
4.750%, 03/01/2020	2,140,000	2,284,450
5.625%, 04/01/2017	510,000	548,250
Aircastle, Ltd.
6.250%, 12/01/2019	560,000	600,600
7.625%, 04/15/2020	430,000	485,900
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	304,860	346,016
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,952,325	2,074,345
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	2,038,971	2,181,699
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	567,664	579,017

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)		$1,937,218	$2,053,451
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)		735,025	779,127
Casella Waste Systems, Inc.
7.750%, 02/15/2019		1,025,000	1,037,813
Caterpillar Financial Services Corp.
5.450%, 04/15/2018		870,000	979,185
5.500%, 03/15/2016		405,000	430,204
7.150%, 02/15/2019		450,000	542,692
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018		747,259	785,594
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017		214,894	224,027
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019		420,010	461,465
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018		26,432	28,480
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022		1,048,508	1,150,738
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020		542,701	573,907
CSX Corp.
7.375%, 02/01/2019		727,000	879,653
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		1,812,835	2,080,228
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,934,301	2,241,468
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		225,893	248,482
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		827,000	887,991
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		660,000	697,934
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)		2,000,000	1,989,962
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		810,000	828,225
GATX Corp.
5.200%, 03/15/2044		400,000	436,713
General Electric Company
2.700%, 10/09/2022		1,400,000	1,395,769
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		480,000	496,800
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)		355,000	360,769
7.125%, 03/15/2021		755,000	820,119
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		650,000	737,750
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		1,300,000	1,366,205
Masco Corp.
5.850%, 03/15/2017		705,000	759,489
7.125%, 03/15/2020		810,000	933,525
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		950,000	969,000
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		1,135,000	1,163,375
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		753,215	859,569
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,020,000	961,350
7.500%, 09/14/2015 (Q)(S)		620,000	585,900
8.250%, 04/25/2018 (S)	BRL	1,300,000	436,903
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$390,440	380,679
Owens Corning
4.200%, 12/15/2022		1,255,000	1,269,769
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,126,436
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,871,861
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		530,000	534,320
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		569,000	610,253
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		1,350,000	1,444,500
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		800,000	817,200
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,145,000	3,782,313
Textron, Inc.
7.250%, 10/01/2019		720,000	862,802
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,774,067
Trinity Industries, Inc.
4.550%, 10/01/2024		1,060,000	1,045,656
Tutor Perini Corp.
7.625%, 11/01/2018		1,320,000	1,369,500
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	555,479
6.550%, 10/01/2017		730,000	829,476
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		140,373	157,035
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		588,200	652,902
Union Pacific Corp.
4.163%, 07/15/2022		686,000	754,915
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026		1,305,000	1,308,263
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022		755,000	738,013
United Rentals North America, Inc.
5.750%, 11/15/2024		985,000	1,021,938
6.125%, 06/15/2023		2,000,000	2,115,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		1,281,043	1,434,769

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	$473,986	$528,495
		69,928,186
Information technology - 0.8%
Altice Financing SA
6.500%, 01/15/2022 (S)	480,000	484,800
Ancestry.com, Inc.
11.000%, 12/15/2020	885,000	995,625
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	590,000	585,575
Blackboard, Inc.
7.750%, 11/15/2019 (S)	440,000	442,200
Leidos, Inc.
5.500%, 07/01/2033	825,000	809,181
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,185,000	1,253,138
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	895,275
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,053,962
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,161,247
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	730,000	780,188
		9,461,191
Materials - 3.6%
Alcoa, Inc.
5.125%, 10/01/2024	1,570,000	1,657,151
5.720%, 02/23/2019	150,000	166,059
5.870%, 02/23/2022	650,000	721,370
Allegheny Technologies, Inc.
9.375%, 06/01/2019	2,015,000	2,345,690
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,200,000	1,206,000
ArcelorMittal
10.350%, 06/01/2019	740,000	900,950
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (L)(S)	800,000	824,000
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,005,000
Axiall Corp.
4.875%, 05/15/2023	1,000,000	967,500
Ball Corp.
4.000%, 11/15/2023	1,000,000	960,000
Braskem America Finance Company
7.125%, 07/22/2041 (S)	1,000,000	1,000,000
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,492,600
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,050,000	1,094,625
CF Industries, Inc.
4.950%, 06/01/2043	730,000	744,639
7.125%, 05/01/2020	695,000	837,955
Commercial Metals Company
7.350%, 08/15/2018	655,000	725,413
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,242,142
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,085,477
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	950,000
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	717,800
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	655,000	664,515
4.950%, 11/15/2021 (S)	1,100,000	1,188,224
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,232,562
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	984,314
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	441,100
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,120,000
Methanex Corp.
5.250%, 03/01/2022	840,000	918,802
5.650%, 12/01/2044	1,400,000	1,463,427
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	681,600
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,705,000	1,762,544
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	850,000	875,500
8.250%, 01/15/2021 (S)	530,000	545,900
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	1,735,000	1,813,075
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	630,000	689,850
The Dow Chemical Company
3.000%, 11/15/2022	460,000	455,095
4.125%, 11/15/2021	1,700,000	1,817,700
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,780,857
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	921,625
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,071,228
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	814,980
W.R. Grace & Co-Conn
5.125%, 10/01/2021 (S)	510,000	529,125
5.625%, 10/01/2024 (S)	400,000	422,500
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	925,000	989,750
		44,828,644
Telecommunication services - 3.7%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,455,225
AT&T, Inc.
4.350%, 06/15/2045	762,000	723,737
5.350%, 09/01/2040	257,000	278,951
5.550%, 08/15/2041	800,000	896,227
5.600%, 05/15/2018	500,000	562,827
CenturyLink, Inc.
5.625%, 04/01/2020	415,000	437,825
5.800%, 03/15/2022	1,275,000	1,338,750
6.450%, 06/15/2021	890,000	970,100
7.600%, 09/15/2039	1,850,000	1,850,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	625,000	665,625
Comcel Trust
6.875%, 02/06/2024 (S)	1,040,000	1,107,600

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		$870,000	$1,017,850
8.750%, 06/15/2030		227,000	334,317
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,183,875
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,938,425
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		1,145,000	1,110,650
6.625%, 10/15/2021 (S)		1,000,000	1,056,250
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)		505,000	506,894
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	591,392
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	956,885
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,235,436
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,145,000	1,160,289
3.598%, 04/15/2018 (S)		2,365,000	2,387,683
5.101%, 04/17/2017 (S)		940,000	994,873
SoftBank Corp.
4.500%, 04/15/2020 (S)		1,100,000	1,097,250
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	843,750
8.750%, 03/15/2032		685,000	720,106
T-Mobile USA, Inc.
6.125%, 01/15/2022		485,000	493,488
6.250%, 04/01/2021		560,000	574,000
Telecom Italia Capital SA
6.999%, 06/04/2018		870,000	972,225
7.200%, 07/18/2036		960,000	1,039,200
Telefonica Emisiones SAU
6.421%, 06/20/2016		875,000	945,127
Verizon Communications, Inc.
3.450%, 03/15/2021		1,330,000	1,378,992
5.012%, 08/21/2054 (S)		1,643,000	1,716,490
5.150%, 09/15/2023		3,500,000	3,940,675
6.550%, 09/15/2043		1,641,000	2,125,469
6.900%, 04/15/2038		450,000	586,416
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		925,000	890,313
Windstream Corp.
7.500%, 06/01/2022		1,205,000	1,238,138
			45,323,325
Utilities - 4.0%
AES Corp.
4.875%, 05/15/2023		1,300,000	1,300,000
Appalachian Power Company
7.000%, 04/01/2038		425,000	583,586
Arizona Public Service Company
5.500%, 09/01/2035		222,000	272,269
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		190,000	205,200
Berkshire Hathaway Energy Company
3.750%, 11/15/2023		2,000,000	2,078,232
BVPS II Funding Corp.
8.890%, 06/01/2017		86,000	116,380
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	14,210
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021		202,000	223,192
CenterPoint Energy, Inc.
6.500%, 05/01/2018		1,000,000	1,152,198
Centrica PLC
4.000%, 10/16/2023 (S)		2,000,000	2,062,912
CMS Energy Corp.
5.050%, 03/15/2022		1,110,000	1,240,678
Commonwealth Edison Company
5.800%, 03/15/2018		1,270,000	1,442,535
DTE Gas Company
5.700%, 03/15/2033		14,000	17,607
Duke Energy Corp.
3.950%, 10/15/2023		2,000,000	2,132,808
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)		375,000	390,000
7.625%, 11/01/2024 (S)		515,000	544,613
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)		1,520,000	1,575,100
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)		1,055,000	1,051,044
Entergy Corp.
4.700%, 01/15/2017		1,000,000	1,064,827
Exelon Generation Company LLC
5.600%, 06/15/2042		298,000	325,527
FirstEnergy Corp.
4.250%, 03/15/2023		1,500,000	1,526,909
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066		1,540,000	1,564,178
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)		1,120,000	1,197,280
6.875%, 06/21/2023 (S)		655,000	755,248
7.250%, 01/15/2019 (S)		1,195,000	1,352,740
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066		650,000	643,175
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067		535,000	541,688
NiSource Finance Corp.
4.800%, 02/15/2044		3,140,000	3,322,299
5.650%, 02/01/2045		2,000,000	2,385,618
NRG Energy, Inc.
6.625%, 03/15/2023		385,000	403,288
7.625%, 01/15/2018		1,085,000	1,201,638
8.250%, 09/01/2020		855,000	916,988
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		790,000	801,850
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022		1,650,000	1,785,658
Pacific Gas & Electric Company
8.250%, 10/15/2018		455,000	555,915
Peco Energy Company
5.350%, 03/01/2018		1,000,000	1,121,644
PNPP II Funding Corp.
9.120%, 05/30/2016		129,000	133,799

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc.
3.400%, 06/01/2023	$1,590,000	$1,596,678
3.500%, 12/01/2022	1,530,000	1,558,599
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,065,000	1,078,313
PSEG Power LLC
8.625%, 04/15/2031	214,000	312,915
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,192,879
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,334,204
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	902,803
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	790,000	872,950
TransAlta Corp.
6.650%, 05/15/2018	580,000	651,919
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	806,366
W3A Funding Corp.
8.090%, 01/02/2017	856,021	856,791
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	945,000	964,325
		50,131,575
TOTAL CORPORATE BONDS (Cost $716,968,966)		$755,328,631

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
Allfirst Preferred Capital Trust
1.731%, 07/15/2029 (P)	310,000	272,800
BAC Capital Trust XIV, Series G
4.000%, 01/15/2015 (P)(Q)	1,939,000	1,508,794
Goldman Sachs Capital II
4.000%, 01/20/2015 (P)(Q)	2,105,000	1,570,856
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,683,495
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,300,000	1,259,375
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	481,875
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,220,513
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,301,478
State Street Capital Trust IV
1.241%, 06/01/2037 (P)	2,170,000	1,828,225
SunTrust Preferred Capital I
4.000%, 01/20/2015 (P)(Q)	102,000	79,050
USB Capital IX
3.500%, 01/20/2015 (P)(Q)	1,525,000	1,235,250
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,420,000	2,577,300
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,047,000	2,195,408
		17,214,419
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $16,346,276)		$17,214,419

TERM LOANS (M) - 0.5%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.750%, 08/15/2018	542,966	546,088
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	1,259,465	1,212,235
Energy - 0.1%
Paragon Offshore Finance Company
3.750%, 07/18/2021	490,000	436,100
Templar Energy LLC
8.500%, 11/25/2020	770,000	677,600
		1,113,700
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/11/2020	455,071	419,803
Health care - 0.1%
CRC Health Corp.
5.250%, 03/29/2021	258,700	258,862
9.000%, 09/28/2021	500,000	511,875
		770,737
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	784,015	773,095
WP CPP Holdings LLC
4.750%, 12/27/2019	491,250	489,101
		1,262,196
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	845,000	846,584
La Frontera Generation LLC
4.500%, 09/30/2020	475,671	475,671
		1,322,255
TOTAL TERM LOANS (Cost $6,797,335)		$6,647,014

MUNICIPAL BONDS - 0.3%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	704,115
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	798,115
State of Hawaii Department of Budget &
Finance 1.467%, 07/01/2022	2,120,000	2,119,809
TOTAL MUNICIPAL BONDS (Cost $3,423,593)		$3,622,039

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 29.2%
Commercial and residential - 24.5%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.735%, 08/25/2035 (P)	$809,275	$763,464
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.403%, 12/25/2046	10,440,944	883,427
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.375%, 06/25/2045 (P)	1,759,917	1,635,433
Series 2004-4, Class 5A,
2.332%, 02/25/2045 (P)	176,272	175,606
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,505,335
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,595,000	4,094,939
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.761%, 09/15/2026 (P)(S)	1,145,000	1,149,333
Series 2014-ICTS, Class D,
2.061%, 06/15/2028 (P)(S)	300,000	299,778
Series 2014-ICTS, Class E,
3.111%, 06/15/2028 (P)(S)	390,000	388,179
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.075%, 10/10/2045 (S)	55,959,156	43,312
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,847,137
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,869,622
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,764,089
Series 2007-2, Class A2,
5.622%, 04/10/2049 (P)	349,048	349,381
Series 2007-3, Class AJ,
5.547%, 06/10/2049 (P)	1,500,000	1,556,405
Series 2007-3, Class AM,
5.547%, 06/10/2049 (P)	1,000,000	1,090,249
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,182,255
Series 2007-4, Class AM,
5.821%, 02/10/2051 (P)	2,800,000	3,072,936
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	802,862
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	51,571
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.731%, 10/25/2033 (P)	2,079,790	2,093,756
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.505%, 04/25/2035 (P)(S)	1,416,793	1,283,472
Series 2005-4A , Class A2,
0.545%, 01/25/2036 (P)(S)	1,146,107	1,007,303
Series 2006-2A, Class A2,
0.435%, 07/25/2036 (P)(S)	1,102,034	962,653
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.855%, 01/25/2035 (P)	2,444,346	2,375,630
Series 2005-1, Class A1,
0.715%, 01/25/2035 (P)	1,363,570	1,352,560
Series 2005-5, Class 1A4,
0.715%, 07/25/2035 (P)	1,536,633	1,378,172
Series 2005-7, Class 11A1,
0.695%, 08/25/2035 (P)	3,328,176	3,090,524
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,785,845	1,824,248
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,054,073	1,089,048
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.568%, 11/11/2041 (S)	9,428,470	153,467
Series 2005-PWR8, Class X1 IO,
0.756%, 06/11/2041 (S)	44,881,490	83,435
Series 2007-PWR16, Class AJ,
5.707%, 06/11/2040 (P)	700,000	710,473
Series 2007-PWR16, Class C,
5.707%, 06/11/2040 (P)(S)	860,000	739,600
Series 2004-PWR5, Class X1 IO,
0.727%, 07/11/2042 (S)	46,184	693
Series 2004-T16, Class X1 IO,
0.415%, 02/13/2046 (S)	35,642	317
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.365%, 12/25/2036 (P)	1,081,529	864,080
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.691%, 07/05/2033 (P)(S)	1,000,000	1,006,939
Series 2014-ATLS, Class DFL,
3.157%, 07/05/2033 (S)	1,900,000	1,899,987
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.661%, 08/15/2029 (S)	1,595,000	1,595,981
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,860,000	1,711,299
Series 2013-1515, Class XB IO,
0.403%, 03/10/2033 (S)	46,410,000	1,742,881
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.150%, 12/15/2016	1,865,000	1,865,000
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.339%, 04/15/2044 (S)	12,285,482	385,899
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	510,479	513,962
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD3, Class AJ,
5.688%, 10/15/2048	500,000	484,603
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,561,945
Series 2005-CD1, Class C,
5.226%, 07/15/2044 (P)	1,055,000	1,081,757
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.766%, 05/15/2046 (P)	700,000	728,470

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
5.819%, 07/10/2038 (P)	$2,965,000	$3,143,099
Series 2007-GG11, Class AJ,
6.051%, 12/10/2049 (P)	1,230,000	1,290,701
Series 2012-CR2, Class XA IO,
1.907%, 08/15/2045	25,927,440	2,622,301
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	939,162
Series 2012-LC4, Class C,
5.647%, 12/10/2044 (P)	1,755,000	1,976,374
Series 2012-LC4, Class XA IO,
2.466%, 12/10/2044 (S)	6,029,444	726,198
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	2,020,000	2,075,005
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	800,000	800,557
Series 2013-CR11, Class B,
5.164%, 10/10/2046 (P)	2,740,000	3,089,087
Series 2013-CR13, Class C,
4.756%, 12/10/2023 (P)	1,420,000	1,508,344
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,530,000	1,695,535
Series 2014-CR15, Class D,
4.767%, 02/10/2047 (P)(S)	500,000	491,339
Series 2014-CR15, Class XA IO,
1.351%, 02/10/2047	18,364,389	1,306,938
Series 2014-CR16, Class C,
4.906%, 04/10/2047 (P)	1,710,000	1,827,775
Series 2014-CR16, Class XA IO,
1.273%, 04/10/2047	12,166,098	936,984
Series 2014-FL4, Class D,
2.611%, 07/13/2031 (P)(S)	1,840,000	1,840,392
Series 2014-PAT, Class D,
2.311%, 08/13/2027 (S)	2,320,000	2,297,914
Series 2014-TWC, Class D,
2.404%, 02/13/2032 (P)(S)	1,390,000	1,385,801
Series 2014-UBS2, Class D,
5.016%, 03/10/2047 (P)(S)	1,000,000	962,379
Series 2014-UBS2, Class XA IO,
1.432%, 03/10/2047	10,452,700	944,454
Commercial Mortgage Trust
Series 2005-GG5, Class AJ,
5.237%, 04/10/2037 (P)	925,000	932,177
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,633,266
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.392%, 01/15/2049 (P)	1,000,000	952,653
Series 2007-C3, Class AM,
5.702%, 06/15/2039 (P)	1,550,000	1,631,609
Series 2007-C4, Class A1,
5.898%, 09/15/2039 (P)	3,600,000	3,925,040
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.335%, 02/15/2038 (S)	23,614,987	11,005
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.305%, 04/15/2027 (P)(S)	1,400,000	1,398,046
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,684,571	2,759,202
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,273,598
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.425%, 06/25/2034 (P)	1,597,361	1,475,346
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.614%, 07/19/2044 (P)	1,812,855	1,649,381
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.297%, 12/05/2031 (P)(S)	1,660,000	1,660,254
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,144,822
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	833,074	821,703
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.774%, 11/25/2049 (P)(S)	1,055,000	1,138,051
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	934,615
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,178,397
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,533,783
Series 2005-C1, Class XC IO,
0.241%, 06/10/2048 (S)	417,203	28
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	1,300,000	1,257,354
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.522%, 04/10/2038 (P)	1,500,000	1,546,223
Series 2010-C2, Class XA IO,
0.655%, 12/10/2043 (S)	59,485,210	598,183
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,177,371
Series 2005-GG4, Class XC IO,
0.703%, 07/10/2039 (S)	1,091,937	1,608
Series 2006-GG6, Class AM,
5.553%, 04/10/2038 (P)	3,000,000	3,129,405
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.410%, 08/19/2045	4,419,826	234,421
Series 2005-9, Class 2A1C,
0.616%, 06/20/2035 (P)	2,092,248	1,916,587
Series 2005-8, Class 1X IO,
2.084%, 09/19/2035	4,590,991	245,535
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (P)(S)	5,585,831	59,349
Series 2007-4, Class ES IO,
0.349%, 07/19/2047 (P)	6,072,372	60,724
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	4,777,294	50,759
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.159%, 07/15/2029 (P)(S)	1,770,000	1,765,878
The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.907%, 11/05/2030 (P)(S)	$1,443,706	$1,443,894
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,186,000	1,220,114
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	1,000,000	1,026,817
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.355%, 12/25/2036 (P)	1,145,397	1,076,296
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.226%, 07/25/2035	21,426,033	1,580,256
Series 2005-AR8, Class AX2 IO,
2.258%, 04/25/2035	21,837,136	1,720,919
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	15,505,984	1,268,672
Series 2005-AR18, Class 2X IO,
1.681%, 10/25/2036	20,052,368	721,761
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	27,460,301	1,282,176
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.678%, 04/15/2047 (P)	2,035,000	2,138,653
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB13, Class AJ,
5.313%, 01/12/2043 (P)	1,000,000	982,590
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	61,924	62,096
Series 2005-LDP5, Class A3,
5.265%, 12/15/2044 (P)	2,807,859	2,808,553
Series 2005-LDP5, Class AM,
5.278%, 12/15/2044 (P)	2,000,000	2,075,558
Series 2005-LDP5, Class A4,
5.236%, 12/15/2044 (P)	2,025,000	2,075,749
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,112,092
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,842,506
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,004,233
Series 2007-CB19, Class AJ,
5.698%, 02/12/2049 (P)	700,000	625,263
Series 2007-LD12, Class AM,
6.011%, 02/15/2051 (P)	4,355,330	4,784,265
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	4,855,000	5,083,685
Series 2011-C3A, Class XA IO,
1.177%, 02/15/2046 (S)	23,544,409	1,013,493
Series 2011-C4, Class XA IO,
1.484%, 07/15/2046 (S)	33,687,123	1,488,836
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	26,750,000	2,547,162
Series 2013-JWRZ, Class D,
3.151%, 04/15/2030 (P)(S)	1,455,000	1,455,773
Series 2013-JWRZ, Class E,
3.901%, 04/15/2030 (P)(S)	1,000,000	1,001,679
Series 2014-FBLU, Class D,
2.761%, 12/15/2028 (P)(S)	2,260,000	2,264,253
Series 2014-FL5, Class C,
2.162%, 07/15/2031 (S)	3,095,000	3,092,700
Series 2014-INN, Class F,
4.161%, 06/15/2029 (P)(S)	2,510,000	2,487,232
Series 2014-PHH, Class C,
2.261%, 08/15/2027 (S)	2,350,000	2,361,731
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,841,163
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,230,905	1,315,522
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,769,235	4,059,790
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	881,464	884,419
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,010,448
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	812,690
Series 2006-C4, Class AJ,
5.853%, 06/15/2038 (P)	950,000	994,829
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,037,630
Series 2007-C7, Class AJ,
6.248%, 09/15/2045 (P)	1,300,000	1,376,140
Series 2004-C1, Class XCL IO,
0.520%, 01/15/2036 (S)	5,401,338	27,239
Series 2005-C1, Class XCL IO,
0.717%, 02/15/2040 (S)	150,334	541
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.405%, 02/25/2030 (P)(S)	1,280,150	1,173,611
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.255%, 11/25/2034 (P)	1,675,000	1,621,340
Series 2004-13, Class 2A1,
2.643%, 04/21/2034 (P)	300,736	302,411
Series 2004-8, Class 5A1,
2.491%, 08/25/2034 (P)	273,778	270,793
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	951,559	988,223
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.149%, 12/25/2034 (P)	1,335,519	1,301,632
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)	1,670,610	1,619,338
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.412%, 02/12/2051 (S)	50,963,288	578,841
Series 2005-CIP1, Class XC IO,
0.258%, 07/12/2038 (S)	127,647,494	184,451
Series 2006-C2, Class X IO,
0.334%, 08/12/2043 (S)	13,866,612	83,782
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.239%, 12/12/2049	1,000,000	1,009,625
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,892,377
Series 2007-5, Class AMFL,
0.341%, 08/12/2048 (P)(S)	1,000,000	938,189

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust (continued)
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	$3,050,000	$3,140,414
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.856%, 08/15/2045 (S)	18,885,762	1,586,989
Series 2012-C6, Class XA IO,
2.138%, 11/15/2045 (S)	14,552,554	1,407,683
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,021,192
Series 2013-C7, Class C,
4.186%, 02/15/2046 (P)	1,024,000	1,051,775
Series 2013-C7, Class XA IO,
1.713%, 02/15/2046	8,494,628	762,903
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	762,752
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044 (P)	900,000	901,525
Series 2006-T23, Class A4,
5.810%, 08/12/2041 (P)	630,000	666,548
Series 2007-IQ14, Class AM,
5.684%, 04/15/2049 (P)	3,595,000	3,756,897
Series 2011-C3, Class XA IO,
1.260%, 07/15/2049 (S)	20,057,892	765,529
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,471,852
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	3,095,000	3,231,394
Series 2005-IQ9, Class X1 IO,
1.430%, 07/15/2056 (S)	165,228	3,321
Series 2005-T17, Class X1 IO,
0.530%, 12/13/2041 (S)	270,451	982
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.634%, 08/25/2034 (P)	2,140,567	2,113,003
MortgageIT Trust, Series 2005-2,
Class 1A2 0.485%, 05/25/2035 (P)	1,385,315	1,285,202
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,723,707
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	448,541	463,742
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.445%, 07/25/2035 (P)	1,577,912	1,537,704
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.395%, 12/25/2045	10,982,928	1,378,981
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	2,587	2,644
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.366%, 05/20/2035 (P)	4,008	3,660
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	809,954
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.605%, 11/25/2023 (P)	1,616,407	1,609,138
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	964,229
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.835%, 10/10/2036 (S)	1,090,000	1,072,284
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,015,000	1,107,959
Series 2012-C1, Class C,
5.543%, 05/10/2045 (P)(S)	815,000	911,189
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.758%, 05/10/2063 (S)	23,125,807	1,869,005
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,950,936
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,699,323
Series 2005-C21, Class AJ,
5.242%, 10/15/2044 (P)	2,170,000	2,229,304
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,052,986
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,559,766
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,775,000	2,999,731
Series 2007-C33, Class AJ,
5.941%, 02/15/2051 (P)	1,000,000	1,056,903
Series 2005-C17, Class XC IO,
0.200%, 03/15/2042 (S)	27,183,590	26,558
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	38,057
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.555%, 06/25/2044 (P)	1,072,447	989,167
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,338,024	1,414,510
Series 2005-AR13, Class X IO,
1.455%, 10/25/2045	58,489,113	3,320,778
Series 2005-AR19, Class A1A2,
0.445%, 12/25/2045 (P)	2,019,189	1,901,324
Series 2005-AR2, Class 2A1B,
0.525%, 01/25/2045 (P)	2,874,094	2,641,307
Series 2005-AR2, Class 2A3,
0.505%, 01/25/2045 (P)	1,138,499	1,047,191
Series 2005-AR8, Class 2AB2,
0.575%, 07/25/2045 (P)	3,478,249	3,209,078
Series 2005-AR8, Class 2AB3,
0.515%, 07/25/2045 (P)	881,639	808,870
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	8,122	8,277
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,280,000	4,214,970
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	3,190,000	2,932,825

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.619%, 03/25/2035 (P)	$966,587	$954,498
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.603%, 03/15/2044 (S)	24,086,216	1,353,019
Series 2012-C10, Class XA IO,
1.795%, 12/15/2045 (S)	8,848,519	883,011
Series 2012-C9, Class XA IO,
2.214%, 11/15/2045 (S)	26,603,746	3,030,486
Series 2013-C15, Class B,
4.483%, 08/15/2046 (P)	1,505,000	1,616,320
Series 2013-C15, Class C,
4.483%, 08/15/2046 (P)	1,000,000	1,039,260
Series 2013-C16, Class B,
4.983%, 09/15/2046 (P)	880,000	979,746
Series 2013-C16, Class XA IO,
1.051%, 09/15/2046	15,547,516	871,563
		302,258,131
U.S. Government Agency - 4.7%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	5,003,365	901,102
Series 3387, Class SB IO,
6.259%, 11/15/2037	7,854,442	1,333,069
Series 3632, Class AP,
3.000%, 02/15/2040	3,288,187	3,419,366
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,185,810	111,357
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,235,848	479,945
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,160,334	546,399
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,050,889	562,044
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,425,579	481,403
Series K006, Class BX1 IO,
5.535%, 02/25/2020	4,478,942	1,094,210
Series K010, Class X1 IO,
0.523%, 10/25/2020	37,066,645	532,981
Series K011, Class X1 IO,
0.489%, 11/25/2020	55,534,146	906,484
Series K014, Class X1 IO,
1.420%, 04/25/2021	15,079,954	1,000,283
Series K017, Class X1 IO,
1.583%, 12/25/2021	24,661,894	1,973,765
Series K018, Class X1 IO,
1.590%, 01/25/2022	10,789,961	869,563
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	997,568
Series K021, Class X1 IO,
1.640%, 06/25/2022	16,847,677	1,521,547
Series K022, Class X1 IO,
1.425%, 07/25/2022	18,659,850	1,463,193
Series K024, Class X1,
1.019%, 09/25/2022	11,104,881	613,045
Series K026, Class X1 IO,
1.173%, 11/25/2022	13,693,482	912,876
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,800,239
Series K705, Class X1 IO,
1.889%, 09/25/2018	15,608,918	904,428
Series K707, Class X1 IO,
1.686%, 12/25/2018	11,483,158	628,209
Series K709, Class X1 IO,
1.669%, 03/25/2019	9,537,887	546,054
Series K710, Class X1 IO,
1.909%, 05/25/2019	21,024,768	1,425,143
Series KAIV, Class X1 IO,
1.363%, 06/25/2021	25,886,281	1,736,607
Series KS01, Class X1 IO,
1.783%, 01/25/2023	19,442,069	1,618,377
Series T-41, Class 3A,
6.616%, 07/25/2032 (P)	1,921	2,208
Federal National Mortgage Association
Series 2002-W3, Class A5,
7.500%, 11/25/2041	14,859	17,383
Series 2001-50, Class BA,
7.000%, 10/25/2041	445	510
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	662,882	89,814
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	785,216	94,086
Series 2011-118, Class CD,
3.500%, 10/25/2039	4,347,491	4,552,802
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,442,319	1,526,365
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,494,295	2,585,743
Series 2012-103, Class PS IO,
6.495%, 04/25/2042	4,052,842	778,619
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,101,378	926,964
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,027,753	973,880
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,029,372	3,062,413
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,614,764	2,511,058
Series 2012-M5, Class X IO,
0.629%, 02/25/2022	15,371,407	561,487
Series 2012-MB, Class X1 IO,
2.190%, 12/25/2019	12,642,980	852,731
Series 402, Class 3 IO,
4.000%, 11/25/2039	552,548	98,356
Series 402, Class 4 IO,
4.000%, 10/25/2039	851,763	149,098
Series 402, Class 7 IO,
4.500%, 11/25/2039	833,578	157,400
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,541,432	305,466
Series 407, Class 21 IO,
5.000%, 01/25/2039	730,945	100,220
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,346,980	279,467
Series 407, Class 8 IO,
5.000%, 03/25/2041	673,183	135,687
Series 407, Class C6 IO,
5.500%, 01/25/2040	5,104,986	1,099,524

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
Series 2012-114, Class IO,
1.022%, 01/16/2053	$21,946,628	$1,864,256
Series 2012-120, Class IO,
0.988%, 02/16/2053	16,912,877	1,291,822
Series 2012-125, Class IO,
0.861%, 02/16/2053	21,849,121	1,527,319
Series 2012-70, Class IO,
0.957%, 08/16/2052	14,506,681	905,159
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	6,918,221	883,814
		57,712,908
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $351,160,035)		$359,971,039

ASSET BACKED SECURITIES - 11.4%
ABCLO 2007-1 Ltd., Series 2007-1A,
Class C 2.081%, 04/15/2021 (P)(S)	2,000,000	1,979,110
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.830%, 05/25/2035 (P)	1,035,000	987,251
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.605%, 10/25/2035 (P)	2,040,000	1,822,048
Series 2004-3, Class A1,
0.875%, 09/25/2034 (P)	409,143	401,968
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.417%, 05/10/2032 (P)(S)	881,586	865,056
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	2,245,000	2,265,784
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	860,000	867,206
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	892,439	891,324
American Express Credit
Account Master Trust
Series 2014-4, Class A,
1.430%, 06/15/2020	2,175,000	2,181,708
Series 2014-1, Class A4,
1.490%, 04/15/2020	2,295,000	2,307,641
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.565%, 01/25/2036 (P)	1,100,000	1,002,703
Series 2005-R3, Class M2,
0.625%, 05/25/2035 (P)	1,480,000	1,393,435
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	66	70
Apidos CDO IV
3.834%, 10/27/2018 (P)(S)	700,000	694,221
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.483%, 05/14/2020 (P)(S)	1,000,000	986,917
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	3,035,000	3,048,518
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.980%, 05/25/2034 (P)	746,392	724,831
Series 2003-W10, Class M1,
1.232%, 01/25/2034 (P)	814,059	783,909
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,125,278
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.785%, 03/25/2035 (P)	1,163,382	1,112,170
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.881%, 04/15/2021 (P)	1,000,000	980,204
Bank of The West Auto Trust,
Series 2014-1, Class A4
1.650%, 03/16/2020 (S)	2,035,000	2,041,876
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.380%, 07/14/2022 (P)(S)	1,000,000	972,252
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,310,012
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.395%, 07/25/2036 (P)(S)	2,625,112	2,451,356
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.455%, 06/27/2033 (P)(S)	1,545,727	1,406,418
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	1,985,000	1,988,748
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	1,666,000	1,667,914
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,735,000
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	835,000	842,400
CIFC Funding Ltd., Series 2006-1A,
Class B2L 4.231%, 10/20/2020 (P)(S)	477,542	467,792
Citibank Credit Card Issuance Trust
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,878,084
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,247,546
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.667%, 06/25/2037 (P)	668,643	690,615
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,953,988	4,049,065
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,509,078	1,612,690
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.354%, 02/25/2035 (P)	1,326,828	1,352,777
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.625%, 05/25/2036 (P)(S)	2,300,000	2,219,242
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.572%, 07/25/2035 (P)	790,000	758,615
Series 2006-MH1, Class B1,
5.574%, 10/25/2036 (P)(S)	460,000	368,544

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	$1,851,667	$1,850,932
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	3,620,000	3,617,871
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,449,375	1,537,813
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.730%, 01/11/2021 (P)(S)	1,200,000	1,179,754
Emerson Place CLO, Ltd.,
Series 2006-1A, Class C
1.001%, 01/15/2019 (P)(S)	1,300,000	1,212,428
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.845%, 11/25/2035 (P)	1,850,000	1,801,513
Fairway Loan Funding Company,
Series 2006-1A, Class B2L
4.028%, 10/17/2018 (P)(S)	1,500,000	1,500,015
Foothill CLO, Ltd., Series 2007-1A,
Class D 1.683%, 02/22/2021 (P)(S)	1,000,000	967,485
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	1,470,000	1,486,911
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,913,061
Series 2012-5, Class A,
1.490%, 09/15/2019	2,175,000	2,177,710
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,616,719
Galaxy VIII CLO, Ltd., Series 2007-8A,
Class D 1.534%, 04/25/2019 (P)(S)	1,400,000	1,371,842
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.732%, 08/20/2021 (P)(S)	1,000,000	1,000,210
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	644,127
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.631%, 04/15/2019 (P)(S)	2,000,000	1,931,448
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.231%, 10/18/2021 (P)(S)	1,100,000	1,100,964
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.425%, 10/25/2035 (P)	2,089,619	1,950,509
GSAA Trust, Series 2005-10, Class M3
0.705%, 06/25/2035 (P)	2,000,000	1,902,926
GSC Group CDOFund VIII, Ltd.,
Series 2007-8A, Class C
1.703%, 04/17/2021 (S)	1,000,000	972,202
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.455%, 03/25/2035 (P)(S)	1,718,849	1,671,497
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.983%, 04/17/2020 (P)(S)	1,300,000	1,261,736
Hewett’s Island CLO, Ltd.,
Series 2006-5A, Class E
3.835%, 12/05/2018 (P)(S)	512,365	496,384
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	497,500	497,098
Home Equity Asset Trust
Series 2005-6, Class M1,
0.625%, 12/25/2035 (P)	936,089	933,337
Series 2005-1, Class M4,
1.175%, 05/25/2035 (P)	875,000	840,800
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.525%, 10/25/2035 (P)	1,490,000	1,431,792
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	1,580,000	1,581,972
John Deere Owner Trust, Series 2014-B,
Class A4 1.500%, 06/15/2021	1,700,000	1,707,939
LCM V Ltd., Series 5A, Class D
0.917%, 03/21/2019 (P)(S)	2,000,000	1,955,564
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.905%, 09/25/2035 (P)	640,103	601,291
Miramax Llc 3.340%, 07/20/2026 (S)	1,123,200	1,118,821
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/20/2031 (S)	602,959	601,982
Nautique Funding Ltd., Series 2006-1A,
Class D 4.231%, 04/15/2020 (P)(S)	1,000,000	984,742
New Century Home Equity Loan Trust
Series 2005-2, Class M2,
0.605%, 06/25/2035 (P)	2,450,000	2,257,668
Series 2005-1, Class M1,
0.830%, 03/25/2035 (P)	2,500,000	2,331,903
Northwoods Capital VII, Ltd.,
Series 2006-7A, Class A3
0.472%, 10/22/2021 (P)(S)	93,892	93,858
Octagon Investment Partners XI Ltd.,
Series 2007-1A, Class B
0.983%, 08/25/2021 (S)	1,000,000	963,844
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,348,024
RAMP Series Trust, Series 2005-RS7,
Class M1 0.655%, 07/25/2035 (P)	1,400,000	1,210,741
RAMP Trust, Series 2005-RS3, Class M1
0.575%, 03/25/2035 (P)	985,000	931,075
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,501,465
Saratoga CLO I, Ltd., Series 2006-1A,
Class C 1.721%, 12/15/2019 (S)	1,000,000	957,654
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,870,235	1,882,751
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,194,746	1,272,912
Soundview Home Loan Trust
Series 2006-OPT2, Class A3,
0.335%, 05/25/2036 (P)	604,014	560,120
Series 2005-CTX1, Class M2,
0.592%, 11/25/2035 (P)	1,240,000	1,158,020
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.455%, 12/25/2036 (P)	3,250,000	3,141,424
Series 2005-AB1, Class M1,
0.585%, 03/25/2036 (P)	1,000,000	979,080

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	$1,072,500	$1,064,636
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,215,375	2,245,074
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,364,613
Westgate Resorts LLC
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	2,684,152	2,663,562
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,790,977	1,792,096
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	461,122	464,658
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	2,082,733	2,103,165
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	1,220,107	1,232,646
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	1,059,136	1,057,481
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	540,000	542,618
TOTAL ASSET BACKED SECURITIES (Cost $138,978,840)		$141,024,781

PREFERRED SECURITIES - 1.0%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$458,252
Financials - 0.7%
Ally Financial, Inc., 7.000% (S)	1,662	1,668,285
Discover Financial Services, 6.500%	31,500	797,265
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%) (L)	26,000	721,500
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	76,423	2,020,624
Regions Financial Corp., 6.375%	41,628	1,041,949
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	796,402
Wells Fargo & Company,
Series L, 7.500%	1,246	760,091
Weyerhaeuser Company, 6.375%	5,600	328,720
		8,134,836
Industrials - 0.1%
United Technologies Corp., 7.500%	16,493	989,745
Utilities - 0.2%
Dominion Resources, Inc., 6.375%	29,102	1,506,029
Exelon Corp., 6.500%	13,538	706,548
		2,212,577
TOTAL PREFERRED SECURITIES (Cost $11,540,320)		$11,795,410

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	162,400
TOTAL ESCROW CERTIFICATES (Cost $0)		$162,400

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	372,736	3,729,780
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,729,695)		$3,729,780

SHORT-TERM INVESTMENTS - 8.5%
Money market funds - 6.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	81,267,829	81,267,829
Repurchase agreement - 1.9%
Barclays Tri-Party Repurchase Agreement
dated 11/28/2014 at 0.060% to be
repurchased at $22,978,115 on
12/01/2014, collateralized by
$20,015,800 U.S. Treasury Inflation
Indexed Notes, 1.250% due 07/15/2020
(valued at $23,437,782,
including interest)	$22,978,000	$22,978,000
Repurchase Agreement with State
Street Corp. dated 11/28/2014 at
0.000% to be repurchased at $1,197,000
on 12/01/2014, collateralized by
$1,190,000 Federal Home Loan Bank,
2.875% due 06/14/2024 (valued at
$1,224,272, including interest)	1,197,000	1,197,000
		24,175,000
TOTAL SHORT-TERM INVESTMENTS (Cost $105,442,829)		$105,442,829
Total Investments (Active Bond Fund)
(Cost $1,824,129,470) - 152.6%		$1,884,021,716
Other assets and liabilities, net - (52.6%)		(649,460,714)
TOTAL NET ASSETS - 100.0%		$1,234,561,002

All Cap Core Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 11.3%
Auto components - 0.1%
Cooper Tire & Rubber Company	29,500	$1,000,935
Diversified consumer services - 0.3%
Strayer Education, Inc. (I)	29,400	2,225,286
Hotels, restaurants and leisure - 1.4%
Chipotle Mexican Grill, Inc. (I)	800	530,896
Marriott International, Inc., Class A	129,900	10,234,821
Penn National Gaming, Inc. (I)	21,700	308,140
		11,073,857
Internet and catalog retail - 0.8%
Expedia, Inc.	56,800	4,947,848
Nutrisystem, Inc.	53,200	1,009,204
		5,957,052
Media - 2.5%
Cablevision Systems Corp., Class A (L)	433,700	8,812,784
DIRECTV (I)	20,700	1,815,597
Time Warner, Inc.	101,800	8,665,216
		19,293,597

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail - 3.9%
Barnes & Noble, Inc. (I)	21,200	$495,232
Citi Trends, Inc. (I)	4,400	104,104
L Brands, Inc.	126,200	10,209,580
Lowe’s Companies, Inc.	112,800	7,200,024
Murphy USA, Inc. (I)	9,000	573,480
O’Reilly Automotive, Inc. (I)	34,500	6,304,530
PetSmart, Inc.	48,100	3,788,356
Rent-A-Center, Inc.	34,000	1,173,000
The Cato Corp., Class A	15,400	617,848
		30,466,154
Textiles, apparel and luxury goods - 2.3%
Hanesbrands, Inc.	70,300	8,135,116
Skechers U.S.A., Inc., Class A (I)	161,100	9,893,151
		18,028,267
		88,045,148
Consumer staples - 7.3%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	138,300	10,234,200
Monster Beverage Corp. (I)	27,100	3,039,265
		13,273,465
Food and staples retailing - 1.2%
Costco Wholesale Corp.	11,500	1,634,380
CVS Health Corp.	84,900	7,756,464
		9,390,844
Food products - 3.2%
Archer-Daniels-Midland Company	39,700	2,091,396
Cal-Maine Foods, Inc. (L)	18,000	753,840
Pilgrim’s Pride Corp. (I)(L)	300,300	9,699,690
Sanderson Farms, Inc. (L)	104,500	9,071,645
Tyson Foods, Inc., Class A	68,400	2,896,056
		24,512,627
Household products - 1.0%
The Clorox Company	79,900	8,119,438
Tobacco - 0.2%
Lorillard, Inc.	18,300	1,155,462
Reynolds American, Inc.	9,800	645,918
		1,801,380
		57,097,754
Energy - 6.6%
Energy equipment and services - 0.8%
FMC Technologies, Inc. (I)	84,000	4,012,680
Helmerich & Payne, Inc.	11,100	772,005
Newpark Resources, Inc. (I)	93,400	977,898
		5,762,583
Oil, gas and consumable fuels - 5.8%
Alon USA Energy, Inc.	63,600	887,856
CVR Energy, Inc. (L)	29,700	1,382,238
Exxon Mobil Corp.	47,800	4,327,812
Green Plains Renewable Energy, Inc.	98,500	2,955,985
Kinder Morgan, Inc. (L)	83,100	3,436,185
Nordic American Tankers, Ltd.	44,000	394,240
PBF Energy, Inc., Class A	37,300	1,054,098
Phillips 66	47,400	3,461,148
REX American Resources Corp. (I)	114,700	7,257,069
Tesoro Corp.	129,200	9,899,304
VAALCO Energy, Inc. (I)	86,000	492,780
Valero Energy Corp.	202,400	9,838,664
		45,387,379
		51,149,962
Financials - 17.0%
Banks - 4.6%
Associated Banc-Corp.	30,300	559,944
Citigroup, Inc.	195,400	10,545,738
City National Corp.	43,500	3,357,765
Cullen/Frost Bankers, Inc.	54,300	4,054,038
East West Bancorp, Inc.	47,500	1,746,575
First Citizens BancShares, Inc., Series A	7,900	2,003,440
JPMorgan Chase & Company	75,600	4,548,096
MidSouth Bancorp, Inc.	7,600	134,596
Signature Bank (I)	19,000	2,304,130
State Bank Financial Corp.	20,000	372,000
Sterling Bancorp	17,900	239,502
SunTrust Banks, Inc.	114,700	4,506,563
Wintrust Financial Corp.	38,200	1,707,158
		36,079,545
Capital markets - 3.2%
Arlington Asset Investment Corp., Class A (L)	72,100	2,007,985
BGC Partners, Inc., Class A	61,900	539,149
Lazard, Ltd., Class A	179,200	9,232,384
State Street Corp.	9,600	736,608
The Goldman Sachs Group, Inc.	64,800	12,208,968
		24,725,094
Diversified financial services - 2.2%
Berkshire Hathaway, Inc., Class B (I)	7,600	1,130,044
CME Group, Inc.	24,900	2,107,536
Intercontinental Exchange Group, Inc.	43,600	9,853,164
Voya Financial, Inc.	93,300	3,907,404
		16,998,148
Insurance - 3.9%
Alleghany Corp. (I)	16,800	7,669,872
Lincoln National Corp.	87,900	4,977,777
PartnerRe, Ltd.	35,400	4,124,454
The Allstate Corp.	155,000	10,563,250
The Chubb Corp.	18,000	1,854,900
The Progressive Corp.	46,700	1,272,108
		30,462,361
Real estate investment trusts - 1.5%
AG Mortgage Investment Trust, Inc.	83,500	1,649,125
Annaly Capital Management, Inc.	61,300	706,176
Chimera Investment Corp.	971,900	3,285,022
Host Hotels & Resorts, Inc.	41,900	973,756
Potlatch Corp.	18,700	776,985
Western Asset Mortgage Capital Corp.	253,600	3,968,840
		11,359,904
Real estate management and development - 1.5%
CBRE Group, Inc., Class A (I)	63,400	2,139,116
Jones Lang LaSalle, Inc.	65,400	9,526,164
The St. Joe Company (I)	4,400	81,796
		11,747,076
Thrifts and mortgage finance - 0.1%
Berkshire Hills Bancorp, Inc.	7,500	190,350

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Essent Group, Ltd. (I)	13,400	$337,680
		528,030
		131,900,158
Health care - 15.7%
Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (I)	41,200	8,029,880
Amgen, Inc.	83,400	13,786,854
Biogen Idec, Inc. (I)	37,500	11,538,375
Gilead Sciences, Inc. (I)	135,000	13,543,200
PDL BioPharma, Inc. (L)	503,900	4,162,214
Pharmacyclics, Inc. (I)	900	125,451
		51,185,974
Health care equipment and supplies - 1.0%
Edwards Lifesciences Corp. (I)	56,400	7,313,952
ICU Medical, Inc. (I)	9,000	753,210
		8,067,162
Health care providers and services - 4.7%
Aetna, Inc.	1,500	130,860
Centene Corp. (I)	73,200	7,229,964
Health Net, Inc. (I)	181,600	9,330,608
LifePoint Hospitals, Inc. (I)	95,900	6,635,321
McKesson Corp.	5,900	1,243,484
UnitedHealth Group, Inc.	13,500	1,331,505
WellPoint, Inc. (I)	83,900	10,731,649
		36,633,391
Life sciences tools and services - 2.3%
Illumina, Inc. (I)	55,400	10,575,306
Quintiles Transnational Holdings, Inc. (I)	126,600	7,320,012
		17,895,318
Pharmaceuticals - 1.1%
AbbVie, Inc.	61,200	4,235,040
Hospira, Inc. (I)	5,800	345,912
Johnson & Johnson	20,000	2,165,000
Mylan, Inc. (I)	22,200	1,301,142
Sagent Pharmaceuticals, Inc. (I)	3,200	92,256
		8,139,350
		121,921,195
Industrials - 11.1%
Aerospace and defense - 5.0%
General Dynamics Corp.	76,000	11,047,360
Huntington Ingalls Industries, Inc.	40,600	4,424,182
Lockheed Martin Corp.	57,800	11,072,168
Spirit Aerosystems Holdings, Inc., Class A (I)	221,100	9,531,621
The Boeing Company	20,100	2,700,636
		38,775,967
Airlines - 1.4%
Southwest Airlines Company	263,800	11,032,116
Commercial services and supplies - 0.5%
Cintas Corp.	48,100	3,518,515
Construction and engineering - 0.1%
Argan, Inc.	25,400	806,958
Electrical equipment - 0.3%
Acuity Brands, Inc.	18,900	2,611,980
Machinery - 1.4%
Allison Transmission Holdings, Inc.	139,800	4,598,022
Illinois Tool Works, Inc.	13,500	1,281,555
PACCAR, Inc.	73,200	4,905,864
		10,785,441
Professional services - 0.4%
FTI Consulting, Inc. (I)	13,100	507,887
Robert Half International, Inc.	49,600	2,816,784
		3,324,671
Road and rail - 2.0%
Knight Transportation, Inc.	22,900	761,883
Landstar System, Inc.	9,400	755,572
Old Dominion Freight Line, Inc. (I)	18,700	1,515,448
Union Pacific Corp.	108,400	12,657,868
		15,690,771
		86,546,419
Information technology - 21.0%
Electronic equipment, instruments and components - 0.2%
Kimball Electronics, Inc. (I)	14,375	158,125
Sanmina Corp. (I)	47,700	1,173,420
		1,331,545
Internet software and services - 0.4%
Envestnet, Inc. (I)	8,500	434,775
LogMeIn, Inc. (I)	52,700	2,665,039
		3,099,814
IT services - 6.6%
Broadridge Financial Solutions, Inc.	112,100	5,077,009
Cognizant Technology
Solutions Corp., Class A (I)	198,300	10,706,217
Computer Sciences Corp.	150,400	9,532,352
DST Systems, Inc.	47,300	4,694,525
Fiserv, Inc. (I)	24,400	1,744,356
Gartner, Inc. (I)	32,700	2,795,196
Paychex, Inc.	76,800	3,641,088
Visa, Inc., Class A	50,700	13,090,233
		51,280,976
Semiconductors and semiconductor equipment - 3.0%
Micron Technology, Inc. (I)	319,100	11,471,645
OmniVision Technologies, Inc. (I)	46,100	1,332,751
Skyworks Solutions, Inc.	119,100	8,035,677
Tessera Technologies, Inc.	79,500	2,717,310
		23,557,383
Software - 4.2%
Electronic Arts, Inc. (I)	229,600	10,086,328
FactSet Research Systems, Inc.	20,400	2,796,024
Manhattan Associates, Inc. (I)	148,900	5,890,484
Microsoft Corp.	83,093	3,972,676
Take-Two Interactive Software, Inc. (I)	353,700	9,783,342
		32,528,854
Technology hardware, storage and peripherals - 6.6%
Apple, Inc.	261,373	31,085,091
Hewlett-Packard Company	319,100	12,464,046
Lexmark International, Inc., Class A	185,200	7,937,672
		51,486,809
		163,285,381
Materials - 4.2%
Chemicals - 2.5%
Eastman Chemical Company	22,800	1,890,576
PPG Industries, Inc.	33,700	7,374,234

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	41,900	$10,259,634
		19,524,444
Metals and mining - 1.7%
Alcoa, Inc.	557,700	9,642,633
Compass Minerals International, Inc.	17,200	1,497,260
Nucor Corp.	40,300	2,161,289
		13,301,182
		32,825,626
Telecommunication services - 1.1%
Diversified telecommunication services - 1.1%
Atlantic Tele-Network, Inc.	17,100	1,162,458
CenturyLink, Inc.	55,200	2,250,504
Inteliquent, Inc.	16,400	302,088
Verizon Communications, Inc.	95,300	4,821,227
		8,536,277
		8,536,277
Utilities - 3.0%
Electric utilities - 1.7%
Edison International	109,800	6,978,888
Entergy Corp.	75,200	6,309,280
		13,288,168
Multi-utilities - 1.3%
PG&E Corp.	203,800	10,291,900
		23,580,068
TOTAL COMMON STOCKS (Cost $668,653,600)		$764,887,988

SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	3,460,514	34,627,628
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,627,528)		$34,627,628

SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	11,559,467	11,559,467
TOTAL SHORT-TERM INVESTMENTS (Cost $11,559,467)		$11,559,467
Total Investments (All Cap Core Fund)
(Cost $714,840,595) - 104.2%		$811,075,083
Other assets and liabilities, net - (4.2%)		(32,643,594)
TOTAL NET ASSETS - 100.0%		$778,431,489

Alpha Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.5%
Consumer discretionary - 14.4%
Automobiles - 0.8%
Fiat Chrysler Automobiles NV (I)(L)	266,150	$3,322,743
Ford Motor Company	285,008	4,483,172
Fuji Heavy Industries, Ltd.	8,189	299,124
Harley-Davidson, Inc.	107,879	7,517,009
Tata Motors, Ltd., ADR	12,236	558,696
		16,180,744
Diversified consumer services - 0.0%
The Honest Company, Inc. (I)(R)	8,330	225,387
Hotels, restaurants and leisure - 1.1%
McDonald’s Corp.	155,450	15,049,115
Whitbread PLC	44,015	3,150,278
Wyndham Worldwide Corp.	26,468	2,206,372
		20,405,765
Household durables - 3.5%
D.R. Horton, Inc.	571,590	14,569,829
Electrolux AB, Series B	82,109	2,437,127
GoPro, Inc., Class A (I)(L)	8,879	692,296
KB Home (L)	107,590	1,890,356
Lennar Corp., Class A	134,874	6,371,448
NVR, Inc. (I)	9,497	11,953,589
PulteGroup, Inc.	596,499	12,902,273
Whirlpool Corp.	89,721	16,703,359
		67,520,277
Internet and catalog retail - 1.6%
Amazon.com, Inc. (I)	30,390	10,291,270
ASOS PLC (I)	4,480	170,403
Coupons.com, Inc. (I)(L)	245,470	3,748,327
Expedia, Inc.	5,803	505,499
Groupon, Inc. (I)	769,854	5,797,001
HSN, Inc.	41,063	2,994,725
Netflix, Inc. (I)	20,318	7,042,016
		30,549,241
Media - 1.1%
CyberAgent, Inc.	21,373	852,683
DHX Media, Ltd.	378,590	2,939,991
DISH Network Corp., Class A (I)	43,070	3,420,189
Loral Space & Communications, Inc. (I)	27,775	2,180,060
Naspers, Ltd.	19,142	2,477,401
Solocal Group (I)	3,287,958	2,382,616
Twenty-First Century Fox, Inc., Class A	160,842	5,918,986
		20,171,926
Multiline retail - 0.4%
Intime Retail Group Company, Ltd.	2,099,075	1,662,945
Kohl’s Corp.	68,900	4,107,818
Tuesday Morning Corp. (I)	121,241	2,582,433
		8,353,196
Specialty retail - 5.3%
Advance Auto Parts, Inc.	198,542	29,201,557
AutoZone, Inc. (I)	4,857	2,805,937
CarMax, Inc. (I)	20,365	1,160,398
CST Brands, Inc.	72,420	3,161,857
L Brands, Inc.	40,125	3,246,113
Lowe’s Companies, Inc.	435,008	27,766,561
Signet Jewelers, Ltd.	26,345	3,450,141
The Home Depot, Inc.	124,646	12,389,812
The TJX Companies, Inc.	216,484	14,322,581
Tiffany & Company	24,280	2,620,298
Zhongsheng Group Holdings, Ltd. (L)	1,177,365	1,200,729
		101,325,984
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	553,239	1,135,865
Asics Corp.	35,348	898,335

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Kate Spade & Company (I)	55,393	$1,774,238
Samsonite International SA	2,217,600	7,381,034
		11,189,472
		275,921,992
Consumer staples - 5.6%
Beverages - 3.1%
Anheuser-Busch InBev NV	42,786	5,028,968
Anheuser-Busch InBev NV, ADR	77,001	9,008,347
Coca-Cola Company	516,473	23,153,485
Diageo PLC, ADR	40,002	4,928,246
Molson Coors Brewing Company, Class B	82,625	6,391,044
Monster Beverage Corp. (I)	58,005	6,505,261
Treasury Wine Estates, Ltd.	1,140,196	4,585,051
		59,600,402
Food and staples retailing - 0.2%
Seven & I Holdings Company, Ltd.	86,571	3,225,835
Food products - 1.7%
Diamond Foods, Inc. (I)	12,218	363,974
Greencore Group PLC	1,452,526	6,665,488
Keurig Green Mountain, Inc.	17,630	2,505,928
Kraft Foods Group, Inc.	137,634	8,281,438
Mead Johnson Nutrition Company	5,827	605,076
Mondelez International, Inc., Class A	156,418	6,131,586
Post Holdings, Inc. (I)(L)	52,452	2,098,080
The Hershey Company	50,638	5,077,979
The WhiteWave Foods Company (I)	11,330	415,018
Tyson Foods, Inc., Class A	9,812	415,440
		32,560,007
Household products - 0.4%
Svenska Cellulosa AB SCA, B Shares	88,313	2,081,993
The Procter & Gamble Company	60,240	5,447,503
		7,529,496
Personal products - 0.0%
Kao Corp.	7,113	263,339
Tobacco - 0.2%
Philip Morris International, Inc.	44,366	3,856,736
		107,035,815
Energy - 5.7%
Energy equipment and services - 0.6%
Halliburton Company	119,269	5,033,152
McDermott International, Inc. (I)	172,910	613,831
Patterson-UTI Energy, Inc.	123,600	2,186,484
Petroleum Geo-Services ASA (L)	139,500	681,841
Trican Well Service, Ltd.	519,430	3,606,711
		12,122,019
Oil, gas and consumable fuels - 5.1%
Anadarko Petroleum Corp.	65,417	5,177,756
BG Group PLC	719,253	10,101,751
Chevron Corp.	73,782	8,032,646
China Suntien Green Energy Corp., Ltd.,
H Shares	7,287,280	1,733,958
Cobalt International Energy, Inc. (I)	583,687	5,253,183
Diamondback Energy, Inc. (I)	10,600	597,840
Energen Corp.	33,900	2,024,508
Exxon Mobil Corp.	92,873	8,408,721
Imperial Oil, Ltd. (L)	213,257	9,293,740
Karoon Gas Australia, Ltd. (I)	1,277,037	3,047,576
Occidental Petroleum Corp.	45,834	3,656,178
Pioneer Natural Resources Company	150,442	21,547,808
Range Resources Corp.	14,500	951,925
Southwestern Energy Company (I)	100,620	3,237,952
Suncor Energy, Inc.	176,317	5,569,854
Tesoro Corp.	17,803	1,364,066
Tsakos Energy Navigation, Ltd. (L)	568,394	4,064,017
World Fuel Services Corp.	76,216	3,451,060
		97,514,539
		109,636,558
Financials - 11.8%
Banks - 3.7%
BOK Financial Corp.	59,789	3,853,401
Citigroup, Inc.	115,912	6,255,771
Cullen/Frost Bankers, Inc.	15,860	1,184,108
Fifth Third Bancorp	22,499	452,680
First Republic Bank	61,014	3,144,051
Grupo Financiero Banorte SAB
de CV, Series O	206,600	1,161,332
HDFC Bank, Ltd.	218,285	3,579,300
JPMorgan Chase & Company	163,834	9,856,253
M&T Bank Corp. (L)	92,420	11,646,768
Seven Bank, Ltd.	69,249	300,318
The PNC Financial Services Group, Inc.	205,594	17,983,307
Wells Fargo & Company	211,851	11,541,642
		70,958,931
Capital markets - 1.8%
BlackRock, Inc.	80,249	28,815,811
Julius Baer Group, Ltd. (I)	61,918	2,802,845
Matsui Securities Company, Ltd.	109,900	1,033,698
SEI Investments Company	56,709	2,247,378
		34,899,732
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	36,279	5,394,325
McGraw-Hill Financial, Inc.	34,317	3,207,267
Mitsubishi UFJ Lease &
Finance Company, Ltd.	222,700	1,050,478
Moody’s Corp.	21,896	2,211,715
		11,863,785
Insurance - 5.1%
ACE, Ltd.	162,285	18,555,667
Alleghany Corp. (I)	9,693	4,425,242
American International Group, Inc.	305,330	16,732,084
Fairfax Financial Holdings, Ltd.	10,599	5,457,350
Markel Corp. (I)	15,962	11,122,002
Marsh & McLennan Companies, Inc.	359,305	20,333,070
MetLife, Inc.	230,615	12,824,500
St James’s Place PLC	228,742	2,832,661
White Mountains Insurance Group, Ltd.	6,303	3,994,652
		96,277,228
Real estate investment trusts - 0.3%
Kennedy Wilson Europe Real Estate PLC	282,006	4,655,259
Paramount Group, Inc. (I)	66,800	1,255,840
		5,911,099
Real estate management and development - 0.3%
Daito Trust Construction Company, Ltd.	23,200	2,626,436
GAGFAH SA (I)	143,051	2,756,631
		5,383,067
		225,293,842

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 18.2%
Biotechnology - 3.1%
Actelion, Ltd. (I)	7,264	$861,303
Agios Pharmaceuticals, Inc. (I)(L)	15,460	1,558,523
Alexion Pharmaceuticals, Inc. (I)	9,486	1,848,821
Alnylam Pharmaceuticals, Inc. (I)	52,629	5,291,846
Arena Pharmaceuticals, Inc. (I)(L)	308,605	1,293,055
Biogen Idec, Inc. (I)	4,546	1,398,759
BioMarin Pharmaceutical, Inc. (I)	13,423	1,204,312
Celgene Corp. (I)	76,079	8,649,422
Cubist Pharmaceuticals, Inc. (I)	13,238	1,003,573
Gilead Sciences, Inc. (I)	15,382	1,543,122
Incyte Corp. (I)	61,837	4,671,785
Innate Pharma SA (I)(L)	97,354	1,070,312
Isis Pharmaceuticals, Inc. (I)(L)	24,309	1,258,963
Medivation, Inc. (I)	8,524	987,846
NPS Pharmaceuticals, Inc. (I)	17,494	580,451
Portola Pharmaceuticals, Inc. (I)	93,823	2,638,303
PTC Therapeutics, Inc. (I)	31,030	1,388,593
Puma Biotechnology, Inc. (I)	5,644	1,281,301
Receptos, Inc. (I)	9,790	1,324,587
Regeneron Pharmaceuticals, Inc. (I)	21,073	8,768,686
TESARO, Inc. (I)(L)	36,255	1,251,160
Vertex Pharmaceuticals, Inc. (I)	80,301	9,465,882
		59,340,605
Health care equipment and supplies - 1.3%
Becton, Dickinson and Company	102,068	14,323,202
Corindus Vascular Robotics, Inc. (I)	598,810	2,305,653
Medtronic, Inc.	121,535	8,977,790
		25,606,645
Health care providers and services - 3.0%
Acadia Healthcare Company, Inc. (I)	46,703	2,896,053
Aetna, Inc.	29,001	2,530,047
Cardinal Health, Inc.	128,134	10,531,333
Community Health Systems, Inc. (I)	38,887	1,830,800
Envision Healthcare Holdings, Inc. (I)	292,220	10,332,899
HCA Holdings, Inc. (I)	28,728	2,002,054
Health Net, Inc. (I)	29,999	1,541,349
Humana, Inc.	8,533	1,177,298
Laboratory Corp. of America Holdings (I)	55,318	5,788,476
LifePoint Hospitals, Inc. (I)	26,233	1,815,061
Tenet Healthcare Corp. (I)	37,839	1,818,164
UnitedHealth Group, Inc.	121,010	11,935,216
Universal Health Services, Inc., Class B	34,859	3,646,949
		57,845,699
Health care technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	936,034
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	26,173	4,996,164
Pharmaceuticals - 10.4%
Actavis PLC (I)	93,769	25,374,829
Astellas Pharma, Inc.	22,500	323,745
AstraZeneca PLC	210,729	15,636,799
AstraZeneca PLC, ADR	87,614	6,498,330
Bristol-Myers Squibb Company	996,786	58,860,213
Eli Lilly & Company	25,528	1,738,967
Hikma Pharmaceuticals PLC	31,822	974,245
Jazz Pharmaceuticals PLC (I)	14,818	2,624,120
Johnson & Johnson	162,599	17,601,342
Merck & Company, Inc.	483,835	29,223,634
Mylan, Inc. (I)	23,488	1,376,632
Novo Nordisk A/S, Class B	19,702	896,759
Ono Pharmaceutical Company, Ltd.	95,559	8,171,842
Pacira Pharmaceuticals, Inc. (I)	5,351	502,619
Pfizer, Inc.	285,532	8,894,322
Roche Holding AG	29,854	8,933,521
Salix Pharmaceuticals, Ltd. (I)(L)	9,754	1,001,638
Sanofi, ADR	126,200	6,094,198
TherapeuticsMD, Inc. (I)	1,167,878	4,484,652
		199,212,407
		347,937,554
Industrials - 14.8%
Aerospace and defense - 2.9%
Bombardier, Inc., Class B	207,425	792,695
DigitalGlobe, Inc. (I)	280,798	7,584,354
Esterline Technologies Corp. (I)	21,363	2,538,565
Lockheed Martin Corp.	58,475	11,201,471
Moog, Inc., Class A (I)	14,410	1,048,760
Northrop Grumman Corp.	73,317	10,332,565
Raytheon Company	55,898	5,964,317
Safran SA	45,591	2,948,567
Teledyne Technologies, Inc. (I)	4,668	499,056
TransDigm Group, Inc.	21,252	4,203,433
United Technologies Corp.	82,174	9,045,714
		56,159,497
Air freight and logistics - 1.1%
FedEx Corp.	7,985	1,422,767
United Parcel Service, Inc., Class B	169,807	18,665,185
UTi Worldwide, Inc. (I)(L)	132,870	1,567,866
		21,655,818
Airlines - 0.9%
AirAsia BHD	3,400,032	2,592,273
American Airlines Group, Inc.	190,416	9,240,888
Deutsche Lufthansa AG	52,970	943,435
JetBlue Airways Corp. (I)	94,980	1,389,557
United Continental Holdings, Inc. (I)	63,141	3,866,123
		18,032,276
Building products - 0.9%
Lennox International, Inc.	96,828	9,069,879
Owens Corning	186,133	6,484,874
Wienerberger AG	64,160	882,463
		16,437,216
Commercial services and supplies - 0.3%
Clean Harbors, Inc. (I)	122,377	5,721,125
Construction and engineering - 1.1%
AECOM Technology Corp. (I)	435,878	13,952,455
China Machinery Engineering Corp., H Shares	1,995,505	1,459,230
Jacobs Engineering Group, Inc. (I)	104,289	4,844,224
		20,255,909
Electrical equipment - 1.9%
Acuity Brands, Inc.	102,711	14,194,660
Capstone Turbine Corp. (I)(L)	2,303,350	1,934,814
Eaton Corp. PLC	125,175	8,490,620
Nidec Corp.	77,469	5,129,043
Schneider Electric SE	39,131	3,192,618
Zumtobel Group AG	213,045	4,207,211
		37,148,966
Industrial conglomerates - 0.9%
3M Company	36,039	5,769,484

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Danaher Corp.	128,698	$10,754,005
		16,523,489
Machinery - 1.6%
Allison Transmission Holdings, Inc.	293,748	9,661,372
Arcam AB (I)(L)	175,207	3,770,838
Barnes Group, Inc.	34,379	1,262,741
IDEX Corp.	50,848	3,905,635
PACCAR, Inc.	117,469	7,872,772
Pall Corp.	43,914	4,220,575
SMC Corp.	1,755	482,049
		31,175,982
Marine - 0.1%
Mitsui O.S.K. Lines, Ltd.	141,260	447,787
Nippon Yusen KK	68,450	193,232
Pacific Basin Shipping, Ltd.	1,536,770	719,603
		1,360,622
Professional services - 0.9%
IHS, Inc., Class A (I)	105,319	12,897,365
Nielsen NV (L)	78,501	3,278,987
		16,176,352
Road and rail - 0.8%
AMERCO	9,320	2,592,824
Canadian National Railway Company	47,346	3,367,425
DSV A/S	125,275	3,933,890
Hertz Global Holdings, Inc. (I)	120,300	2,855,922
Kansas City Southern	13,600	1,617,584
Knight Transportation, Inc.	32,288	1,074,222
Old Dominion Freight Line, Inc. (I)	6,939	562,337
		16,004,204
Trading companies and distributors - 1.4%
HD Supply Holdings, Inc. (I)	395,329	11,496,167
MSC Industrial Direct Company, Inc., Class A	90,954	7,064,397
Rexel SA	86,038	1,593,944
WESCO International, Inc. (I)	75,181	6,194,163
		26,348,671
		283,000,127
Information technology - 20.3%
Communications equipment - 2.6%
Alcatel-Lucent, ADR (I)	535,700	1,901,735
ARRIS Group, Inc. (I)	68,790	2,047,878
Cisco Systems, Inc.	1,191,367	32,929,384
F5 Networks, Inc. (I)	44,312	5,724,667
Motorola Solutions, Inc.	79,799	5,244,390
Palo Alto Networks, Inc. (I)	6,125	753,375
ParkerVision, Inc. (I)(L)	1,388,500	1,430,155
		50,031,584
Electronic equipment, instruments and components - 0.6%
Hoya Corp.	7,940	282,247
Murata Manufacturing Company, Ltd.	2,657	286,947
TE Connectivity, Ltd.	169,150	10,859,430
		11,428,624
Internet software and services - 3.9%
21Vianet Group, Inc., ADR (I)(L)	53,010	997,648
Akamai Technologies, Inc. (I)	228,456	14,760,542
Alibaba Group Holding, Ltd., ADR (I)	165,252	18,448,733
AOL, Inc. (I)	92,135	4,252,952
Baidu, Inc., ADR (I)	18,948	4,644,344
CoStar Group, Inc. (I)	15,400	2,622,004
Facebook, Inc., Class A (I)	187,672	14,582,114
Gogo, Inc. (I)(L)	321,591	5,087,570
InterActiveCorp	24,444	1,595,704
LinkedIn Corp., Class A (I)	2,738	619,527
Monster Worldwide, Inc. (I)	725,020	3,153,837
Pandora Media, Inc. (I)	82,820	1,628,241
Tencent Holdings, Ltd.	47,173	756,815
Yelp, Inc. (I)	33,200	1,895,388
		75,045,419
IT services - 1.3%
Accenture PLC, Class A	130,025	11,225,058
Automatic Data Processing, Inc.	69,678	5,967,224
EPAM Systems, Inc. (I)	14,374	733,505
Fidelity National Information Services, Inc.	11,871	726,386
FleetCor Technologies, Inc. (I)	1,930	293,148
Optimal Payments PLC (I)(L)	867,605	5,242,344
		24,187,665
Semiconductors and semiconductor equipment - 5.9%
Analog Devices, Inc.	68,495	3,742,567
Applied Materials, Inc.	174,427	4,194,969
GCL-Poly Energy Holdings, Ltd. (I)	13,861,215	3,725,047
Intel Corp.	356,747	13,288,826
Lam Research Corp.	49,364	4,079,441
Maxim Integrated Products, Inc.	129,759	3,836,974
Micron Technology, Inc. (I)	625,663	22,492,585
NXP Semiconductors NV (I)	376,177	29,270,332
RF Micro Devices, Inc. (I)(L)	84,810	1,239,074
SK Hynix, Inc. (I)	95,996	4,166,543
Sumco Corp. (L)	982,925	12,583,351
SunEdison, Inc. (I)	364,590	7,893,374
SunPower Corp. (I)(L)	62,545	1,761,267
		112,274,350
Software - 3.1%
Activision Blizzard, Inc.	72,188	1,562,870
Adobe Systems, Inc. (I)	50,572	3,726,145
Cadence Design Systems, Inc. (I)	496,138	9,362,124
Ellie Mae, Inc. (I)(L)	16,451	665,607
EnerNOC, Inc. (I)	224,190	3,270,932
FactSet Research Systems, Inc. (L)	38,921	5,334,512
Fortinet, Inc. (I)	29,944	825,257
Microsoft Corp.	581,270	27,790,519
Open Text Corp.	8,495	502,224
Salesforce.com, Inc. (I)	6,741	403,584
ServiceNow, Inc. (I)	9,018	576,791
Symantec Corp.	176,029	4,592,597
Tangoe, Inc. (I)	91,749	1,193,196
		59,806,358
Technology hardware, storage and peripherals - 2.9%
Apple, Inc.	365,542	43,473,910
NEC Corp.	752,000	2,360,323
SanDisk Corp.	37,440	3,873,542
Stratasys, Ltd. (I)(L)	29,285	2,986,191
Western Digital Corp.	14,153	1,461,580
		54,155,546
		386,929,546
Materials - 4.8%
Chemicals - 2.6%
Ecolab, Inc.	18,055	1,967,092

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Givaudan SA (I)	622	$1,108,012
Intrepid Potash, Inc. (I)(L)	37,800	539,406
Methanex Corp.	140,188	7,242,112
Platform Specialty Products Corp. (I)	568,748	14,224,388
Praxair, Inc.	97,028	12,456,455
The Dow Chemical Company	102,521	4,989,697
The Sherwin-Williams Company	12,118	2,967,213
Wacker Chemie AG	33,189	3,843,582
		49,337,957
Construction materials - 1.0%
Headwaters, Inc. (I)	123,494	1,728,916
Holcim, Ltd. (I)	36,381	2,685,939
Lafarge SA	24,594	1,748,962
Martin Marietta Materials, Inc.	95,547	11,469,462
Vulcan Materials Company	8,052	532,237
		18,165,516
Containers and packaging - 0.6%
Berry Plastics Group, Inc. (I)	18,793	543,869
Packaging Corp. of America	63,539	4,719,677
Silgan Holdings, Inc.	67,215	3,391,669
Smurfit Kappa Group PLC	145,483	3,369,607
		12,024,822
Paper and forest products - 0.6%
Norbord, Inc. (L)	608,160	12,227,021
		91,755,316
Telecommunication services - 0.9%
Diversified telecommunication services - 0.5%
Verizon Communications, Inc.	153,434	7,762,226
Zayo Group Holdings, Inc. (I)	13,700	376,613
		8,138,839
Wireless telecommunication services - 0.4%
Idea Cellular, Ltd.	867,526	2,214,347
SoftBank Corp.	87,930	5,857,875
		8,072,222
		16,211,061
Utilities - 1.0%
Electric utilities - 0.3%
Duke Energy Corp.	76,614	6,198,073
Gas utilities - 0.6%
UGI Corp.	292,682	11,037,038
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	2,422,405	2,598,698
		19,833,809
TOTAL COMMON STOCKS (Cost $1,645,791,897)		$1,863,555,620

PREFERRED SECURITIES - 1.0%
Consumer discretionary - 0.0%
The Honest Company, Inc. (I)(R)	19,437	525,913
Financials - 0.0%
LendingClub Corp., Series D (I)(R)	36,632	372,593
Health care - 0.0%
ConforMIS, Inc. (I)(R)	58,961	471,688
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	184,771	970,048
Information technology - 0.9%
Apigee Corp., Series H (I)(R)	280,906	960,699
Cloudera, Inc., Series F (I)(R)	28,981	806,483
Datalogix Holdings, Inc. (I)(R)	96,724	996,257
DocuSign, Inc., Series B (I)(R)	1,637	20,741
DocuSign, Inc., Series B1 (I)(R)	491	6,221
DocuSign, Inc., Series D (I)(R)	1,177	14,913
DocuSign, Inc., Series E (I)(R)	30,429	385,535
Dropbox, Inc., Series C (I)(R)	20,535	386,058
Essence Group Holdings Corp. (I)(R)	381,964	604,000
Lookout, Inc., Series F (I)(R)	51,118	583,926
New Relic, Inc., Series F (I)(R)	21,494	736,170
Nutanix, Inc. (I)(R)	70,054	938,478
Pure Storage, Inc., Series F (I)(R)	119,359	1,877,028
Uber Technologies, Inc. (I)(R)	69,284	7,499,993
Veracode, Inc. (I)(R)	40,760	752,670
		16,569,172
TOTAL PREFERRED SECURITIES (Cost $15,018,910)		$18,909,414

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	1,048,780	1,259,362
TOTAL WARRANTS (Cost $1,681,677)		$1,259,362

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	8,164,703	81,700,105
TOTAL SECURITIES LENDING
COLLATERAL (Cost $81,701,683)		$81,700,105

SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120% to
be repurchased at $31,700,317 on
12/01/2014 collateralized by $38,310,000
Federal National Mortgage Association,
0.000% - 6.250% due 03/23/2028 -
05/15/2029 (valued at $23,985,608,
including interest) and $11,295,000 Federal
Home Loan Mortgage Corp., 0.000% due
03/15/2025 (valued at $8,348,925,
including interest)	$31,700,000	31,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,700,000)		$31,700,000
Total Investments (Alpha Opportunities Fund)
(Cost $1,775,894,167) - 104.5%		$1,997,124,501
Other assets and liabilities, net - (4.5%)		(86,508,722)
TOTAL NET ASSETS - 100.0%		$1,910,615,779

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 37.5%
Australia - 3.6%
Queensland Treasury Corp.
6.000%, 04/21/2016	AUD	5,500,000	4,896,366

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
Queensland Treasury Corp. (continued)
7.125%, 09/18/2017	NZD	5,565,000	$4,704,019
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,313,340
			15,913,725
Canada - 0.7%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,928,575
			2,928,575
China - 8.4%
Republic of China
1.400%, 08/18/2016		52,000,000	8,245,804
1.940%, 08/18/2018		23,500,000	3,684,624
2.480%, 12/01/2020		31,000,000	4,851,255
2.560%, 06/29/2017		26,000,000	4,200,923
2.600%, 11/22/2016		25,000,000	4,044,378
The Export-Import Bank of China
3.000%, 05/14/2016		30,000,000	4,857,383
3.250%, 01/21/2017		23,000,000	3,733,987
3.650%, 05/14/2019		20,000,000	3,257,409
			36,875,763
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.875%, 02/22/2017 (P)	AUD	2,000,000	1,723,531
			1,723,531
Indonesia - 5.2%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,570,796
6.875%, 01/17/2018		$5,500,000	6,228,750
7.000%, 05/15/2027	IDR	24,000,000,000	1,809,243
8.250%, 06/15/2032		35,000,000,000	2,882,252
8.375%, 03/15/2024		80,000,000,000	6,850,213
9.500%, 07/15/2031		26,000,000,000	2,386,486
			22,727,740
Malaysia - 2.9%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,756,527
3.418%, 08/15/2022		12,000,000	3,452,516
3.580%, 09/28/2018		10,000,000	2,945,327
4.262%, 09/15/2016		7,000,000	2,096,443
4.392%, 04/15/2026		8,000,000	2,446,288
			12,697,101
New Zealand - 1.7%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,567,984
5.500%, 04/15/2023		4,100,000	3,576,275
6.000%, 12/15/2017		2,940,000	2,464,052
			7,608,311
Philippines - 2.3%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	5,054,170
4.950%, 01/15/2021		76,000,000	1,764,391
7.000%, 01/27/2016		79,800,000	1,873,170
7.750%, 08/23/2017		57,000,000	1,433,548
			10,125,279
Singapore - 1.2%
Republic of Singapore
1.125%, 04/01/2016	SGD	4,500,000	3,479,125
4.000%, 09/01/2018		2,450,000	2,080,530
			5,559,655
South Korea - 7.8%
Republic of Korea
2.750%, 03/10/2018 to 03/10/2018	KRW	16,000,000,000	14,696,859
3.500%, 09/10/2016		4,000,000,000	3,701,503
4.000%, 03/10/2016		9,500,000,000	8,784,775
5.000%, 06/10/2020		1,000,000,000	1,028,280
5.750%, 09/10/2018		6,000,000,000	6,114,027
			34,325,444
Thailand - 2.5%
Kingdom of Thailand
1.200%, 07/14/2021	THB	128,804,400	3,771,574
3.250%, 06/16/2017		229,000,000	7,163,296
			10,934,870
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,386,400
			3,386,400
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $178,397,416)			$164,806,394

CORPORATE BONDS - 58.6%
Australia - 2.9%
Australia & New Zealand Banking
Group, Ltd. (3.450% to 08/08/2017,
then 5 Year CMT + 2.900%)
08/08/2022		4,000,000	4,149,460
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,221,332
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$4,400,000	4,070,000
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,790,502
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	452,500
			12,683,794
Cayman Islands - 4.6%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	3,923,871
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,889,940
China Overseas Grand Oceans Finance
Cayman II, Ltd.
5.125%, 01/23/2019		2,000,000	2,063,366
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,057,450
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,276,628
			20,211,255
China - 5.3%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	1,950,000
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,121,512

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China (continued)
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		$2,000,000	$2,140,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,965,000
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		2,700,000	2,767,500
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,067,500
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,867,500
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		3,332,000	3,455,617
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		2,000,000	2,238,440
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,183,540
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,468,359
			23,224,968
Germany - 0.8%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,643,051
			3,643,051
Hong Kong - 8.8%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	4,059,080
Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	4,750,000	3,757,878
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		$1,000,000	1,030,067
5.250%, 04/25/2018 (S)		1,300,000	1,339,087
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,270,000
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,040,000
Gemdale International Investment, Ltd.
7.125%, 11/16/2017		2,000,000	2,030,000
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,854,350
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	157,846
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,156,472
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,494,439
MCE Finance, Ltd.
5.000%, 02/15/2021		$1,400,000	1,351,000
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		2,300,000	2,291,375
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,047,500
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,517,511
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,209,014
			38,605,619
India - 0.6%
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	962,500
9.500%, 07/18/2018		1,400,000	1,522,500
			2,485,000
Indonesia - 2.8%
MPM Global Pte, Ltd.
6.750%, 09/19/2019		700,000	712,250
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	927,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,120,000
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		2,000,000	2,082,500
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,295,000
			12,136,750
Japan - 0.3%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,062,838
			1,062,838
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	454,501
			454,501
Malaysia - 4.4%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	5,020,407
Malayan Banking BHD (3.250% to
09/20/2017, then 5 Year
CMT +2.600%)
09/20/2022		4,000,000	4,048,936
Malayan Banking BHD (3.800% to
04/28/2016, then 5 Year Singapore
Swap Offered Rate + 1.930%)
04/28/2021	SGD	5,250,000	4,107,729
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,213,612
			19,390,684
Netherlands - 3.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,874,536
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,500,000
6.375%, 01/24/2023		2,000,000	1,500,000
Indosat Palapa Company BV
7.375%, 07/29/2020		1,700,000	1,802,000
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,195,000
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,362,500
			14,234,036
Philippines - 2.9%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	3,195,385
6.350%, 08/17/2016	INR	210,000,000	3,446,757
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	930,661
The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Philippines (continued)
Philippine Long Distance Telephone
Company
8.350%, 03/06/2017		$900,000	$1,030,500
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		3,500,000	4,191,250
			12,794,553
Singapore - 8.3%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	776,000
9.000%, 01/29/2019 (S)		2,000,000	2,120,000
9.000%, 01/29/2019		1,000,000	1,060,000
DBS Bank, Ltd. (3.625% to 09/21/2017,
then 5 Year U.S. Swap Rate + 2.229%)
09/21/2022		4,485,000	4,640,011
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,353,244
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	393,630
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 Year
Singapore Swap Offered
Rate +4.467%)
07/25/2017 (Q)		3,250,000	2,565,572
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,035,204
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,988,222
TBG Global Pte, Ltd.
4.625%, 04/03/2018		$1,000,000	1,000,000
4.625%, 04/03/2018 (S)		1,800,000	1,800,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,500,000	2,628,685
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT +2.300%)
10/17/2022		5,000,000	5,053,500
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,906,698
			36,320,766
South Korea - 0.8%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,662,042
8.400%, 07/06/2016	IDR	24,000,000,000	1,996,559
			3,658,601
Thailand - 2.1%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,141,584
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,065,247
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,061,536
			9,268,367
United Kingdom - 0.6%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,065,000
European Bank for Reconstruction &
Development
5.000%, 05/28/2015	INR	40,000,000	642,688
			2,707,688
United States - 7.6%
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	5,601,753
Inter-American Development Bank
4.500%, 02/04/2016	IDR 60,000,000,000		4,802,852
5.000%, 07/24/2015	INR	250,000,000	4,006,929
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,657,015
3.100%, 09/24/2019		20,000,000	3,260,430
7.750%, 12/03/2016	INR	265,000,000	4,435,243
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,749,039
7.375%, 02/22/2018		2,250,000	2,105,806
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,862,800
			33,481,867
Virgin Islands, British - 2.5%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,935,350
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,807,088
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,042,520
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,211,596
			10,996,554
TOTAL CORPORATE BONDS (Cost $261,611,427)			$257,360,892

CAPITAL PREFERRED SECURITIES - 1.4%
Cayman Islands - 1.4%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,191,820
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,191,820
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $446,441,593) - 97.5%			$428,359,106
Other assets and liabilities, net - 2.5%			11,155,321
TOTAL NET ASSETS - 100.0%			$439,514,427

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 23.7%
Auto components - 0.1%
Delphi Automotive PLC	51,400	$3,749,630
Automobiles - 0.4%
Harley-Davidson, Inc.	24,800	1,728,064
Tesla Motors, Inc. (I)(L)	44,600	10,905,592
		12,633,656
Hotels, restaurants and leisure - 6.3%
Carnival Corp.	52,900	2,336,064
Chipotle Mexican Grill, Inc. (I)	48,900	32,451,018
Hilton Worldwide Holdings, Inc. (I)	397,634	10,425,963
Las Vegas Sands Corp.	273,100	17,393,739
Marriott International, Inc., Class A	54,185	4,269,236
MGM Resorts International (I)	541,600	12,353,896
Starbucks Corp.	509,800	41,400,858
Starwood Hotels & Resorts Worldwide, Inc.	25,300	1,998,700
Wynn Macau, Ltd.	2,071,200	6,772,267
Wynn Resorts, Ltd.	244,800	43,723,728
		173,125,469
Internet and catalog retail - 9.1%
Amazon.com, Inc. (I)	345,811	117,105,437
Ctrip.com International, Ltd., ADR (I)	193,500	10,464,480
Netflix, Inc. (I)	57,000	19,755,630
The Priceline Group, Inc. (I)	72,300	83,881,737
Vipshop Holdings, Ltd., ADR (I)(L)	910,000	20,802,600
		252,009,884
Leisure products - 0.0%
Polaris Industries, Inc.	5,300	830,563
Media - 0.6%
Discovery Communications, Inc., Series C (I)	37,000	1,258,370
The Walt Disney Company	144,400	13,358,444
Time Warner, Inc.	3,300	280,896
Twenty-First Century Fox, Inc., Class A	18,800	691,840
		15,589,550
Specialty retail - 5.7%
AutoZone, Inc. (I)	9,400	5,430,474
CarMax, Inc. (I)	102,400	5,834,752
L Brands, Inc.	163,078	13,193,010
Lowe’s Companies, Inc.	620,000	39,574,600
O’Reilly Automotive, Inc. (I)	166,200	30,371,388
Ross Stores, Inc.	166,200	15,203,976
The Home Depot, Inc.	282,700	28,100,380
Tiffany & Company	31,200	3,367,104
Tractor Supply Company	225,700	17,363,101
		158,438,785
Textiles, apparel and luxury goods - 1.5%
Fossil Group, Inc. (I)	8,000	893,760
Hanesbrands, Inc.	153,100	17,716,732
Michael Kors Holdings, Ltd. (I)	89,900	6,896,229
NIKE, Inc., Class B	119,700	11,885,013
PVH Corp.	5,700	724,698
Ralph Lauren Corp.	2,900	536,210
VF Corp.	24,700	1,856,699
		40,509,341
		656,886,878
Consumer staples - 2.3%
Beverages - 0.2%
Constellation Brands, Inc., Class A (I)	30,500	2,940,200
Monster Beverage Corp. (I)	14,100	1,581,315
PepsiCo, Inc.	3,500	350,350
		4,871,865
Food and staples retailing - 1.7%
Costco Wholesale Corp.	121,100	17,210,732
CVS Health Corp.	236,110	21,571,010
Walgreen Company	142,600	9,783,786
		48,565,528
Food products - 0.0%
Keurig Green Mountain, Inc.	4,100	582,774
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	133,100	9,868,034
		63,888,201
Energy - 3.0%
Energy equipment and services - 0.0%
Schlumberger, Ltd.	3,608	310,108
Oil, gas and consumable fuels - 3.0%
Cimarex Energy Company	13,600	1,427,320
Concho Resources, Inc. (I)	140,000	13,335,000
Continental Resources, Inc. (I)	105,600	4,327,488
EOG Resources, Inc.	4,400	381,568
EQT Corp.	244,900	22,281,002
Pioneer Natural Resources Company	181,100	25,938,953
Range Resources Corp.	220,076	14,447,989
		82,139,320
		82,449,428
Financials - 7.5%
Banks - 0.0%
Citigroup, Inc.	15,200	820,344
Capital markets - 4.1%
Ameriprise Financial, Inc.	137,389	18,103,749
Invesco, Ltd.	496,300	20,030,668
Morgan Stanley	760,500	26,754,390
Northern Trust Corp.	43,811	2,967,319
State Street Corp.	258,129	19,806,238
TD Ameritrade Holding Corp.	696,600	24,109,326
		111,771,690
Consumer finance - 0.5%
American Express Company	158,648	14,662,248
Diversified financial services - 0.5%
Intercontinental Exchange Group, Inc.	64,650	14,610,254
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	137,500	7,781,125
Real estate investment trusts - 2.1%
American Tower Corp.	541,662	56,879,927
		206,525,588
Health care - 22.9%
Biotechnology - 11.8%
Alexion Pharmaceuticals, Inc. (I)	301,700	58,801,330
Biogen Idec, Inc. (I)	207,300	63,784,137
Celgene Corp. (I)	524,700	59,653,143
Gilead Sciences, Inc. (I)	973,400	97,651,488
Pharmacyclics, Inc. (I)	121,700	16,963,763
Regeneron Pharmaceuticals, Inc. (I)	42,600	17,726,286
Vertex Pharmaceuticals, Inc. (I)	92,600	10,915,688
		325,495,835

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	95,100	$13,345,383
Covidien PLC	102,400	10,342,400
Intuitive Surgical, Inc. (I)	35,200	18,225,504
Stryker Corp.	89,621	8,326,687
The Cooper Companies, Inc.	11,400	1,925,460
		52,165,434
Health care providers and services - 4.0%
AmerisourceBergen Corp.	116,400	10,598,220
Cardinal Health, Inc.	178,900	14,703,791
McKesson Corp.	372,700	78,550,252
UnitedHealth Group, Inc.	63,000	6,213,690
WellPoint, Inc.	2,100	268,611
		110,334,564
Life sciences tools and services - 1.4%
Thermo Fisher Scientific, Inc.	297,100	38,412,059
Pharmaceuticals - 3.8%
AbbVie, Inc.	4,000	276,800
Actavis PLC (I)	90,100	24,381,961
Allergan, Inc.	244,400	52,274,716
Eli Lilly & Company	58,900	4,012,268
Perrigo Company PLC	1,700	272,323
Valeant Pharmaceuticals International, Inc. (I)	168,600	24,522,870
		105,740,938
		632,148,830
Industrials - 13.6%
Aerospace and defense - 3.4%
Honeywell International, Inc.	71,216	7,055,369
Precision Castparts Corp.	190,600	45,343,740
The Boeing Company	307,700	41,342,572
		93,741,681
Air freight and logistics - 0.9%
FedEx Corp.	139,400	24,838,292
Airlines - 2.5%
American Airlines Group, Inc.	866,500	42,051,245
Delta Air Lines, Inc.	45,600	2,128,152
United Continental Holdings, Inc. (I)	394,400	24,149,112
		68,328,509
Industrial conglomerates - 3.2%
3M Company	28,000	4,482,520
Danaher Corp.	816,974	68,266,347
Roper Industries, Inc.	110,000	17,360,200
		90,109,067
Machinery - 0.9%
Flowserve Corp.	58,900	3,467,443
Pall Corp.	38,300	3,681,013
Wabtec Corp.	193,500	17,122,815
		24,271,271
Professional services - 0.3%
IHS, Inc., Class A (I)	71,600	8,768,136
Road and rail - 2.4%
Canadian Pacific Railway, Ltd.	69,000	13,328,040
J.B. Hunt Transport Services, Inc.	84,000	6,932,520
Kansas City Southern	166,300	19,779,722
Union Pacific Corp.	220,700	25,771,139
		65,811,421
		375,868,377
Information technology - 22.5%
Internet software and services - 13.1%
Akamai Technologies, Inc. (I)	67,000	4,328,870
Alibaba Group Holding, Ltd., ADR (I)	292,344	32,637,284
Baidu, Inc., ADR (I)	288,700	70,763,257
Facebook, Inc., Class A (I)	847,165	65,824,721
Google, Inc., Class A (I)	119,284	65,496,459
Google, Inc., Class C (I)	127,884	69,291,388
LinkedIn Corp., Class A (I)	84,900	19,210,323
NAVER Corp.	6,885	4,689,849
Tencent Holdings, Ltd.	1,634,700	26,226,126
Twitter, Inc. (I)	92,800	3,873,472
		362,341,749
IT services - 5.9%
Cognizant Technology
Solutions Corp., Class A (I)	59,500	3,212,405
Fiserv, Inc. (I)	237,600	16,986,024
MasterCard, Inc., Class A	814,600	71,106,434
Visa, Inc., Class A	273,600	70,640,784
		161,945,647
Software - 2.1%
Autodesk, Inc. (I)	26,600	1,649,200
Electronic Arts, Inc. (I)	112,700	4,950,911
Intuit, Inc.	3,300	309,771
Microsoft Corp.	51,300	2,452,653
Red Hat, Inc. (I)	231,203	14,369,266
Salesforce.com, Inc. (I)	533,800	31,958,606
VMware, Inc., Class A (I)	24,800	2,181,408
		57,871,815
Technology hardware, storage and peripherals - 1.4%
Apple, Inc.	337,700	40,162,661
		622,321,872
Materials - 3.7%
Chemicals - 3.7%
Ashland, Inc.	26,200	2,988,110
Ecolab, Inc.	304,200	33,142,590
PPG Industries, Inc.	24,700	5,404,854
Praxair, Inc.	74,300	9,538,634
The Sherwin-Williams Company	210,300	51,494,058
		102,568,246
		102,568,246
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
SoftBank Corp.	137,100	9,133,568
TOTAL COMMON STOCKS (Cost $1,390,012,135)		$2,751,790,988

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	2,014,103	20,154,121
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,153,969)		$20,154,121

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	5,851,398	5,851,398

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.0593% (Y)	2,815,943	$2,815,943
		8,667,341
TOTAL SHORT-TERM INVESTMENTS (Cost $8,667,341)		$8,667,341
Total Investments (Blue Chip Growth Fund)
(Cost $1,418,833,445) - 100.6%		$2,780,612,450
Other assets and liabilities, net - (0.6%)		(15,268,417)
TOTAL NET ASSETS - 100.0%		$2,765,344,033

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 100.0%
Consumer discretionary - 26.5%
Automobiles - 1.0%
Tesla Motors, Inc. (I)(L)	95,543	$23,362,177
Hotels, restaurants and leisure - 5.2%
Chipotle Mexican Grill, Inc. (I)	42,652	28,304,720
Dunkin’ Brands Group, Inc.	337,342	16,310,486
Las Vegas Sands Corp.	116,539	7,422,369
Marriott International, Inc., Class A	483,268	38,076,686
Starbucks Corp.	434,707	35,302,555
		125,416,816
Internet and catalog retail - 6.6%
Amazon.com, Inc. (I)	182,322	61,741,522
Netflix, Inc. (I)	91,737	31,795,127
The Priceline Group, Inc. (I)	39,759	46,127,994
TripAdvisor, Inc. (I)	262,225	19,312,871
		158,977,514
Media - 3.4%
The Walt Disney Company	519,957	48,101,222
Twenty-First Century Fox, Inc., Class A	901,185	33,163,608
		81,264,830
Specialty retail - 5.2%
Inditex SA	1,215,505	35,388,514
O’Reilly Automotive, Inc. (I)	173,817	31,763,319
The TJX Companies, Inc.	340,271	22,512,329
Tiffany & Company	314,248	33,913,644
		123,577,806
Textiles, apparel and luxury goods - 5.1%
Luxottica Group SpA	412,833	22,050,567
Michael Kors Holdings, Ltd. (I)	172,450	13,228,640
NIKE, Inc., Class B	576,747	57,265,210
Under Armour, Inc., Class A (I)	411,103	29,800,856
		122,345,273
		634,944,416
Consumer staples - 3.9%
Food and staples retailing - 1.7%
Costco Wholesale Corp.	288,648	41,022,654
Food products - 2.2%
Mead Johnson Nutrition Company	190,300	19,760,752
Mondelez International, Inc., Class A	853,573	33,460,062
		53,220,814
		94,243,468
Energy - 4.1%
Energy equipment and services - 1.8%
Schlumberger, Ltd.	509,248	43,769,866
Oil, gas and consumable fuels - 2.3%
Concho Resources, Inc. (I)	304,152	28,970,478
EOG Resources, Inc.	285,749	24,780,153
		53,750,631
		97,520,497
Financials - 3.0%
Capital markets - 1.0%
Morgan Stanley	668,810	23,528,736
Diversified financial services - 0.8%
McGraw-Hill Financial, Inc.	197,014	18,412,928
Real estate investment trusts - 1.2%
American Tower Corp.	281,540	29,564,515
		71,506,179
Health care - 19.9%
Biotechnology - 10.1%
Alexion Pharmaceuticals, Inc. (I)	227,579	44,355,147
Biogen Idec, Inc. (I)	177,541	54,627,590
Celgene Corp. (I)	509,819	57,961,322
Gilead Sciences, Inc. (I)	417,487	41,882,296
Incyte Corp. (I)	165,660	12,515,613
Vertex Pharmaceuticals, Inc. (I)	251,896	29,693,500
		241,035,468
Health care equipment and supplies - 1.7%
Abbott Laboratories	920,958	40,991,841
Life sciences tools and services - 1.7%
Illumina, Inc. (I)	206,869	39,489,223
Pharmaceuticals - 6.4%
Actavis PLC (I)	105,469	28,540,966
Allergan, Inc.	131,844	28,200,113
Bristol-Myers Squibb Company	879,019	51,906,072
Novo Nordisk A/S, ADR	992,582	45,122,778
		153,769,929
		475,286,461
Industrials - 6.5%
Aerospace and defense - 3.4%
Precision Castparts Corp.	157,412	37,448,315
The Boeing Company	324,876	43,650,339
		81,098,654
Road and rail - 3.1%
Canadian Pacific Railway, Ltd.	181,784	35,113,397
Union Pacific Corp.	340,199	39,725,037
		74,838,434
		155,937,088
Information technology - 34.3%
Internet software and services - 12.3%
Alibaba Group Holding, Ltd., ADR (I)	429,902	47,994,259
Facebook, Inc., Class A (I)	1,097,780	85,297,506
Google, Inc., Class A (I)	79,182	43,477,253

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Google, Inc., Class C (I)	81,912	$44,382,379
LinkedIn Corp., Class A (I)	195,308	44,192,341
Twitter, Inc. (I)	670,957	28,005,745
		293,349,483
IT services - 7.4%
FleetCor Technologies, Inc. (I)	180,933	27,481,913
MasterCard, Inc., Class A	991,204	86,522,197
Visa, Inc., Class A	243,427	62,850,417
		176,854,527
Semiconductors and semiconductor equipment - 0.8%
ARM Holdings PLC, ADR	428,373	18,351,499
Software - 8.2%
Adobe Systems, Inc. (I)	493,805	36,383,552
FireEye, Inc. (I)(L)	342,385	10,370,842
Red Hat, Inc. (I)	594,584	36,953,396
Salesforce.com, Inc. (I)	740,840	44,354,091
Splunk, Inc. (I)	381,093	25,571,340
VMware, Inc., Class A (I)	213,903	18,814,908
Workday, Inc., Class A (I)	275,196	23,955,812
		196,403,941
Technology hardware, storage and peripherals - 5.6%
Apple, Inc.	1,137,600	135,294,768
		820,254,218
Materials - 1.8%
Chemicals - 1.8%
Monsanto Company	363,692	43,610,308
TOTAL COMMON STOCKS (Cost $1,306,813,415)		$2,393,302,635

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	2,696,011	26,977,630
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,977,098)		$26,977,630

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $14,210,000 on 12/01/2014,
collateralized by $14,090,000 Federal Home
Loan Bank, 2.875% due 06/14/2024 (valued
at $14,495,792, including interest)	$14,210,000	$14,210,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,210,000)		$14,210,000
Total Investments (Capital Appreciation Fund)
(Cost $1,348,000,513) - 101.7%		$2,434,490,265
Other assets and liabilities, net - (1.7%)		(40,871,640)
TOTAL NET ASSETS - 100.0%		$2,393,618,625

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 61.2%
Consumer discretionary - 7.9%
Auto components - 2.0%
Delphi Automotive PLC	291,200	$21,243,032
Johnson Controls, Inc.	426,700	21,335,000
		42,578,032
Media - 2.0%
Liberty Global PLC, Series A (I)	89,500	4,653,105
Liberty Global PLC, Series C (I)	394,100	19,673,472
Twenty-First Century Fox, Inc., Class B	286,200	10,120,032
Viacom, Inc., Class B	119,100	9,007,533
		43,454,142
Specialty retail - 3.9%
AutoZone, Inc. (I)	96,000	55,460,160
Lowe’s Companies, Inc.	326,700	20,853,261
O’Reilly Automotive, Inc. (I)	32,300	5,902,502
		82,215,923
		168,248,097
Consumer staples - 3.5%
Beverages - 0.8%
PepsiCo, Inc.	170,300	17,047,030
Food and staples retailing - 0.8%
CVS Health Corp.	119,200	10,890,112
Wal-Mart Stores, Inc.	72,400	6,337,896
		17,228,008
Food products - 1.4%
Mondelez International, Inc., Class A	593,400	23,261,280
The J.M. Smucker Company	51,300	5,261,841
		28,523,121
Tobacco - 0.5%
Philip Morris International, Inc.	127,800	11,109,654
		73,907,813
Energy - 3.0%
Oil, gas and consumable fuels - 3.0%
Anadarko Petroleum Corp.	82,800	6,553,620
Apache Corp.	99,500	6,376,955
Canadian Natural Resources, Ltd.	950,900	31,645,952
Occidental Petroleum Corp.	140,900	11,239,593
Range Resources Corp.	140,871	9,248,181
		65,064,301
Financials - 10.9%
Banks - 0.5%
JPMorgan Chase & Company	167,300	10,064,768
Capital markets - 5.1%
Invesco, Ltd.	225,300	9,093,108
Julius Baer Group, Ltd. (I)	12,205	552,484
State Street Corp.	541,000	41,510,930
TD Ameritrade Holding Corp.	1,035,500	35,838,655
UBS Group AG (I)	1,253,349	22,505,154
		109,500,331
Insurance - 3.2%
Marsh & McLennan Companies, Inc.	1,029,100	58,236,769
XL Group PLC	273,720	9,722,534
		67,959,303
Real estate investment trusts - 2.1%
American Tower Corp.	151,100	15,867,011
Crown Castle International Corp.	241,200	20,041,308

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Iron Mountain, Inc.	257,336	$9,781,341
		45,689,660
		233,214,062
Health care - 14.9%
Health care equipment and supplies - 2.7%
Abbott Laboratories	406,300	18,084,413
Becton, Dickinson and Company	186,100	26,115,413
CareFusion Corp. (I)	241,900	14,313,223
		58,513,049
Health care providers and services - 3.0%
Cigna Corp.	184,200	18,952,338
DaVita HealthCare Partners, Inc. (I)	241,700	18,497,301
Henry Schein, Inc. (I)	42,200	5,789,840
UnitedHealth Group, Inc.	214,000	21,106,820
		64,346,299
Life sciences tools and services - 3.4%
Agilent Technologies, Inc.	293,200	12,531,368
Thermo Fisher Scientific, Inc.	461,000	59,602,690
		72,134,058
Pharmaceuticals - 5.8%
Actavis PLC (I)	89,900	24,327,839
Allergan, Inc.	111,500	23,848,735
Eli Lilly & Company	533,800	36,362,456
Pfizer, Inc.	552,601	17,213,521
Zoetis, Inc.	483,093	21,705,368
		123,457,919
		318,451,325
Industrials - 10.1%
Aerospace and defense - 1.3%
The Boeing Company	141,200	18,971,632
United Technologies Corp.	81,000	8,916,480
		27,888,112
Commercial services and supplies - 1.1%
Tyco International, Ltd.	521,600	22,376,640
Electrical equipment - 0.7%
AMETEK, Inc.	304,400	15,512,224
Industrial conglomerates - 5.3%
Danaher Corp.	1,134,100	94,765,396
Roper Industries, Inc.	118,900	18,764,798
		113,530,194
Machinery - 1.7%
Flowserve Corp.	44,100	2,596,167
IDEX Corp.	50,200	3,855,862
Pentair PLC	462,400	29,921,904
		36,373,933
		215,681,103
Information technology - 7.2%
Communications equipment - 0.2%
Cisco Systems, Inc.	158,300	4,375,412
Internet software and services - 1.0%
Alibaba Group Holding, Ltd., ADR (I)	21,102	2,355,827
Google, Inc., Class A (I)	14,500	7,961,660
Google, Inc., Class C (I)	23,400	12,678,822
		22,996,309
IT services - 5.0%
Fidelity National Information Services, Inc.	305,800	18,711,902
Fiserv, Inc. (I)	747,500	53,438,775
Vantiv, Inc., Class A (I)	54,000	1,821,960
Visa, Inc., Class A	125,100	32,299,569
		106,272,206
Semiconductors and semiconductor equipment - 1.0%
Texas Instruments, Inc.	388,700	21,153,054
		154,796,981
Materials - 0.6%
Chemicals - 0.6%
Cytec Industries, Inc.	246,000	11,832,600
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
SBA Communications Corp., Class A (I)	52,600	6,399,842
Utilities - 2.8%
Electric utilities - 1.1%
FirstEnergy Corp.	219,200	8,084,096
Xcel Energy, Inc.	435,800	14,791,052
		22,875,148
Multi-utilities - 1.7%
PG&E Corp.	729,519	36,840,710
		59,715,858
TOTAL COMMON STOCKS (Cost $1,028,577,377)		$1,307,311,982

PREFERRED SECURITIES - 0.5%
Energy - 0.0%
Chesapeake Energy Corp., 4.500% (L)	636	58,200
Financials - 0.3%
State Street Corp., 6.000% (I)	60,000	1,501,200
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,067,000
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,778,400
		5,346,600
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,494,000
SCE Trust II, 5.100%	9,890	231,525
SCE Trust III (5.750% to 3-15-24, then
3 month LIBOR + 2.990%) (L)	108,739	2,935,953
		4,661,478
TOTAL PREFERRED SECURITIES (Cost $9,379,836)		$10,066,278

CORPORATE BONDS - 20.3%
Consumer discretionary - 4.2%
CCO Holdings LLC
7.250%, 10/30/2017	$710,000	$739,288
8.125%, 04/30/2020	125,000	132,500
Cedar Fair LP
5.250%, 03/15/2021	850,000	854,250
Delphi Corp.
5.000%, 02/15/2023	525,000	563,063
6.125%, 05/15/2021	1,875,000	2,039,063
Ford Motor Credit Company LLC
0.753%, 09/08/2017 (P)	2,925,000	2,914,628
0.803%, 12/06/2017 (P)	4,225,000	4,213,723
1.481%, 05/09/2016 (P)	2,955,000	2,988,084
1.724%, 12/06/2017	1,425,000	1,417,666

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
2.375%, 03/12/2019	$2,900,000	$2,899,356
2.597%, 11/04/2019	3,075,000	3,087,266
2.750%, 05/15/2015	2,300,000	2,320,640
3.875%, 01/15/2015	3,260,000	3,272,616
4.250%, 02/03/2017	1,110,000	1,172,598
5.000%, 05/15/2018	1,490,000	1,630,975
6.625%, 08/15/2017	1,225,000	1,378,289
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	450,000	444,375
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	5,075,000	5,514,813
6.625%, 04/01/2021	375,000	422,813
6.900%, 07/15/2017	650,000	721,500
7.000%, 05/01/2020	650,000	731,250
8.500%, 06/15/2019	650,000	770,250
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,243,750
5.875%, 02/01/2022	675,000	705,375
Penske Automotive Group, Inc.
5.375%, 12/01/2024	950,000	952,375
Toyota Motor Credit Corp.
0.400%, 01/23/2015 (P)	1,595,000	1,595,475
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,750,000	2,860,000
7.500%, 03/15/2019 (S)	5,975,000	6,288,688
7.500%, 03/15/2019 (S)	720,000	944,414
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (S)	2,825,000	2,955,656
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,550,000	1,623,625
6.750%, 09/15/2022 (S)	5,827,000	6,409,700
6.875%, 05/15/2019 (S)	14,150,000	14,857,500
7.875%, 11/01/2020 (S)	8,250,000	8,899,688
		89,565,252
Consumer staples - 0.6%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,058,750
Rite Aid Corp.
8.000%, 08/15/2020	10,375,000	11,127,188
		12,185,938
Energy - 6.5%
Antero Resources Corp.
5.125%, 12/01/2022 (S)	1,550,000	1,503,500
Antero Resources Finance Corp.
5.375%, 11/01/2021	3,100,000	3,061,250
6.000%, 12/01/2020	2,850,000	2,896,313
Athlon Holdings LP
7.375%, 04/15/2021	2,125,000	2,430,469
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	710,000	711,351
3.900%, 02/01/2025	1,520,000	1,549,113
Chesapeake Energy Corp.
3.250%, 03/15/2016	2,700,000	2,693,250
3.480%, 04/15/2019 (P)	1,550,000	1,538,375
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	7,875,000	7,860,125
6.500%, 01/15/2022	650,000	671,125
7.000%, 01/15/2021	5,300,000	5,472,250
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,466,137
4.900%, 02/01/2024	1,800,000	1,908,945
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,649,847
6.500%, 04/01/2018	1,165,000	1,320,841
8.125%, 06/01/2019	2,791,000	3,418,512
Laredo Petroleum, Inc.
5.625%, 01/15/2022	575,000	543,375
7.375%, 05/01/2022	400,000	404,000
9.500%, 02/15/2019	6,600,000	6,864,000
MarkWest Energy Partners LP
4.500%, 07/15/2023	11,500,000	11,212,500
4.875%, 12/01/2024	2,125,000	2,093,125
5.500%, 02/15/2023	7,430,000	7,615,750
6.250%, 06/15/2022	5,618,000	5,898,900
6.500%, 08/15/2021	3,375,000	3,535,313
6.750%, 11/01/2020	1,650,000	1,728,375
Noble Energy, Inc.
3.900%, 11/15/2024	590,000	593,723
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,125,957
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	25,175,000	25,466,109
5.750%, 06/01/2021	6,820,000	7,161,000
6.750%, 08/01/2020	5,375,000	5,657,188
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	3,100,000	3,147,500
Targa Resources Partners LP
4.250%, 11/15/2023	2,425,000	2,315,875
5.250%, 05/01/2023	2,200,000	2,244,000
6.875%, 02/01/2021	1,575,000	1,665,563
WPX Energy, Inc.
5.250%, 01/15/2017	1,600,000	1,664,000
		139,087,656
Financials - 1.4%
American Tower Corp.
3.500%, 01/31/2023	350,000	340,218
4.625%, 04/01/2015	170,000	172,109
5.000%, 02/15/2024	580,000	619,051
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	537,600
Crown Castle International Corp.
4.875%, 04/15/2022	2,475,000	2,475,000
5.250%, 01/15/2023	2,150,000	2,187,625
E*TRADE Financial Corp.
6.375%, 11/15/2019	2,900,000	3,103,000
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,394,547
KFW
0.500%, 04/19/2016	4,762,000	4,769,267
2.500%, 11/20/2024	13,857,000	14,000,669
Regions Bank
7.500%, 05/15/2018	75,000	87,672
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	86,913
		29,773,671
Health care - 1.6%
Baxter International, Inc.
0.404%, 12/11/2014 (P)	2,400,000	2,400,089
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	10,135,000	10,394,709
6.625%, 11/01/2020	3,750,000	3,928,125
DaVita, Inc.
5.750%, 08/15/2022	5,790,000	6,115,688

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	$1,300,000	$1,397,500
5.875%, 01/31/2022 (S)	950,000	1,028,375
Johnson & Johnson
1.125%, 11/21/2017	955,000	959,015
3.375%, 12/05/2023	4,550,000	4,860,629
Novartis Capital Corp.
3.400%, 05/06/2024	600,000	622,554
Omnicare, Inc.
5.000%, 12/01/2024	1,050,000	1,071,000
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	2,145,000	2,215,603
		34,993,287
Industrials - 1.3%
Actuant Corp.
5.625%, 06/15/2022	100,000	104,000
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,599,075
1.250%, 11/06/2017	1,700,000	1,706,054
2.250%, 12/01/2019	810,000	815,346
3.250%, 12/01/2024	955,000	969,468
CNH Industrial Capital LLC
3.625%, 04/15/2018	2,375,000	2,363,125
3.875%, 11/01/2015	775,000	780,813
6.250%, 11/01/2016	1,250,000	1,317,188
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	1,343,449	1,477,793
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	309,861	357,889
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,671,740	1,709,355
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	368,867	390,077
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	105,522	114,491
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	818,300
International Lease Finance Corp.
2.184%, 06/15/2016 (P)	1,620,000	1,617,975
John Deere Capital Corp.
0.300%, 01/12/2015 (P)	4,250,000	4,250,412
0.700%, 09/04/2015	2,335,000	2,341,965
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	559,625
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,102,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	77,404	86,693
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	277,214	291,074
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	340,586	363,576
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	1,525,000	1,547,875
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	455,000	462,963
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,148,054
4.875%, 10/01/2021	100,000	110,059
		28,405,745
Information technology - 0.6%
Amphenol Corp.
1.550%, 09/15/2017	500,000	501,753
NXP BV
3.750%, 06/01/2018 (S)	4,025,000	4,045,125
5.750%, 02/15/2021 to 03/15/2023 (S)	8,025,000	8,507,688
		13,054,566
Materials - 0.1%
Cytec Industries, Inc.
3.950%, 05/01/2025	2,590,000	2,621,950
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	550,000	704,415
		3,326,365
Telecommunication services - 3.6%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	2,950,000	2,905,750
7.250%, 04/01/2019 to 10/15/2020	16,875,000	17,847,844
7.500%, 04/01/2021	3,925,000	4,209,563
Matterhorn Mobile SA
5.380%, 05/15/2019 (P)(S)	450,000	467,581
6.750%, 05/15/2019 (S)	3,500,000	3,804,559
SBA Communications Corp.
5.625%, 10/01/2019	575,000	595,125
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,025,000	1,055,750
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,180,000	2,523,350
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	669,500
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	16,190,000	16,959,025
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	9,890,000	10,842,407
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	9,100,000	9,885,330
Verizon Communications, Inc.
0.433%, 03/06/2015 (P)(S)	4,200,000	4,200,865
		75,966,649
Utilities - 0.4%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	131,250
7.000%, 05/20/2022	650,000	685,750
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	310,500
CMS Energy Corp.
6.550%, 07/17/2017	745,000	841,352
8.750%, 06/15/2019	345,000	438,689
Dominion Resources, Inc.
2.500%, 12/01/2019	2,950,000	2,977,662
3.625%, 12/01/2024	1,525,000	1,550,899

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	$1,025,000	$1,072,000
		8,008,102
TOTAL CORPORATE BONDS (Cost $432,241,245)		$434,367,231

CONVERTIBLE BONDS - 0.3%
Consumer discretionary - 0.1%
Priceline Group, Inc. 0.350%, 06/15/2020	1,619,000	1,810,244
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	1,324,000	4,288,105
TOTAL CONVERTIBLE BONDS (Cost $3,480,095)		$6,098,349

TERM LOANS (M) - 6.4%
Consumer discretionary - 0.9%
Cequel Communications LLC
3.500%, 02/14/2019	2,775,270	2,747,021
Charter Communications Operating LLC
3.000%, 07/01/2020	1,975,000	1,945,993
3.000%, 01/03/2021	807,295	795,762
4.250%, 09/12/2021	3,075,000	3,095,181
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	2,180,921	2,158,333
Kasima LLC
3.250%, 05/17/2021	533,824	527,151
Peninsula Gaming LLC
4.250%, 11/20/2017	4,048,121	4,043,061
Wendy’s International, Inc.
3.250%, 05/15/2019	3,061,250	3,040,476
		18,352,978
Consumer staples - 1.8%
Charger OpCo BV
3.500%, 06/30/2021	1,500,000	1,852,352
De Master Blenders 1753 NV
3.500%, 07/23/2021	6,125,000	6,089,273
HJ Heinz Company
3.500%, 06/05/2020	25,990,701	25,948,466
Pinnacle Foods Finance LLC
3.000%, 04/29/2020	2,938,026	2,895,000
Rite Aid Corp.
3.500%, 02/21/2020	497,500	493,769
		37,278,860
Financials - 0.7%
Crown Castle Operating Company
3.000%, 01/31/2021	15,659,215	15,588,748
Health care - 0.3%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	6,369,063	6,329,256
HCA, Inc.
2.906%, 03/31/2017	792,000	789,525
		7,118,781
Information technology - 0.1%
First Data Corp.
3.655%, 03/23/2018	1,000,000	986,250
3.655%, 09/24/2018	250,000	246,563
Kronos, Inc. TBD 10/30/2019 (T)	450,000	450,338
		1,683,151
Materials - 0.0%
Kronos, Inc.
9.750%, 04/30/2020	325,000	334,750
Telecommunication services - 2.6%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	37,573,120	37,353,956
Telesat Canada
3.500%, 03/28/2019	3,486,368	3,450,050
4.250%, 03/26/2019	3,693,750	3,196,565
4.374%, 03/24/2017	721,875	626,551
UPC Financing Partnership
3.250%, 06/30/2021	11,050,000	10,878,725
		55,505,847
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	366,832	369,124
TOTAL TERM LOANS (Cost $137,254,333)		$136,232,239

ASSET BACKED SECURITIES - 0.5%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.854%, 06/15/2017 (P)	$9,050,000	$9,065,982
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	947,453	947,763
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	860,183	860,461
TOTAL ASSET BACKED SECURITIES (Cost $10,857,602)		$10,874,206

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	18,618	$186,304
TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,303)		$186,304

SHORT-TERM INVESTMENTS - 12.1%
Money market funds - 12.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	24,031,073	24,031,073
T. Rowe Price Reserve Investment
Fund, 0.0593% (Y)	233,848,666	233,848,666
		257,879,739
TOTAL SHORT-TERM INVESTMENTS (Cost $257,879,739)		$257,879,739
Total Investments (Capital Appreciation Value Fund)
(Cost $1,879,856,530) - 101.3%		$2,163,016,328
Other assets and liabilities, net - (1.3%)		(28,011,805)
TOTAL NET ASSETS - 100.0%		$2,135,004,523

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.1%
U.S. Government - 33.8%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,308,718
3.125%, 02/15/2043 to 08/15/2044	10,752,000	11,229,491
3.375%, 05/15/2044	494,000	540,544
3.625%, 08/15/2043 to 02/15/2044	4,551,000	5,207,299
3.750%, 11/15/2043	1,275,000	1,490,953

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.500%, 08/15/2039	$147,000	$191,674
U.S. Treasury Notes
0.375%, 10/31/2016	44,750,000	44,683,591
0.500%, 09/30/2016 to 11/30/2016	4,974,000	4,975,309
0.625%, 08/31/2017 to 09/30/2017	6,639,000	6,600,624
0.875%, 05/15/2017 to 11/15/2017	58,112,000	58,227,020
1.000%, 09/15/2017	1,554,000	1,562,862
1.500%, 05/31/2019 to 11/30/2019	19,528,000	19,564,634
1.625%, 03/31/2019 to 08/31/2019	23,773,000	23,990,791
1.750%, 09/30/2019	24,810,000	25,139,502
2.000%, 10/31/2021	3,008,000	3,031,029
2.250%, 07/31/2021 to 11/15/2024	5,829,000	5,889,325
2.375%, 08/15/2024	12,800,000	13,030,003
2.750%, 02/15/2024	343,000	361,088
3.125%, 04/30/2017	4,028,000	4,266,220
		231,290,677
U.S. Government Agency - 25.3%
Federal Home Loan Mortgage Corp.
2.500%, 03/01/2028	748,758	766,658
2.573%, 12/01/2042 (P)	225,760	230,581
2.683%, 11/01/2042 (P)	550,128	564,258
2.753%, 10/01/2044 (P)	444,155	457,233
2.762%, 11/01/2044 (P)	1,375,000	1,415,589
2.774%, 08/01/2044 (P)	549,780	566,657
2.811%, 09/01/2044 (P)	578,963	597,424
2.841%, 11/01/2044 (P)	548,000	565,895
2.842%, 09/01/2044 (P)	877,438	906,641
2.843%, 11/01/2044 (P)	1,035,000	1,068,970
2.850%, 10/01/2044 (P)	1,052,005	1,086,926
2.850%, 01/15/2045	1,214,000	1,249,744
2.864%, 09/01/2044 (P)	648,679	670,817
2.873%, 11/01/2044 (P)	594,000	614,747
2.900%, 11/01/2044 (P)	1,025,000	1,059,443
2.906%, 11/01/2044 (P)	704,000	727,633
2.944%, 01/01/2044 (P)	452,491	466,526
2.949%, 11/01/2043 (P)	893,652	922,563
2.973%, 10/01/2043 (P)	616,083	636,593
3.000%, 09/01/2032	137,121	141,743
3.012%, 11/01/2043 (P)	581,213	601,468
3.217%, 06/01/2044 (P)	571,606	594,154
3.235%, 06/01/2044 (P)	1,165,882	1,213,305
3.422%, 04/01/2044 (P)	305,995	320,926
3.500%, 06/01/2042 to 09/01/2043	7,763,660	8,073,295
4.000%, 10/01/2029 to 02/01/2034	1,565,133	1,691,471
4.500%, 06/01/2042	1,376,911	1,519,067
5.000%, 08/01/2039	2,860,206	3,206,113
5.500%, 07/01/2038	1,451,050	1,639,573
Federal National Mortgage Association
1.938%, 10/09/2019 (Z)	1,435,000	1,297,942
2.500%, 11/01/2027 to 08/01/2029	4,696,237	4,812,272
2.558%, 05/01/2043 (P)	369,706	377,353
2.625%, 09/06/2024	571,000	575,666
2.727%, 07/01/2044 (P)	342,018	352,821
2.756%, 11/01/2044 (P)	771,788	795,402
2.760%, 12/24/2044	910,000	936,863
2.775%, 10/01/2044 (P)	4,635,094	4,781,769
2.785%, 11/01/2044 (P)	623,000	642,868
2.815%, 11/01/2044 (P)	2,615,000	2,701,550
2.835%, 10/01/2044 (P)	847,588	876,705
2.945%, 04/01/2042 (P)	508,759	530,348
2.969%, 11/01/2044 (P)	1,028,905	1,067,640
2.984%, 01/01/2044 (P)	346,747	358,928
3.000%, TBA (C)	2,300,000	2,370,859
3.000%, 01/20/2030 to 04/01/2038	1,673,248	1,720,023
3.118%, 09/01/2044 (P)	672,105	696,517
3.152%, 07/01/2044 (P)	214,572	222,765
3.188%, 07/01/2044 (P)	658,642	685,526
3.228%, 04/01/2044 (P)	1,009,780	1,053,666
3.500%, 07/01/2042 to 01/14/2045	7,499,374	7,801,304
4.000%, TBA (C)	11,900,000	12,670,710
4.000%, 03/01/2025 to 11/01/2034	28,235,540	30,491,449
4.500%, TBA (C)	7,700,000	8,348,184
4.500%, 10/01/2033 to 11/01/2044	3,843,193	4,208,458
5.000%, 03/01/2041 to 08/01/2041	3,288,543	3,698,094
5.500%, 09/01/2034 to 04/01/2040	1,382,835	1,563,323
6.000%, 08/01/2034 to 07/01/2037	1,077,468	1,224,550
6.500%, 10/01/2036	56,866	64,872
Government National Mortgage Association
3.000%, 01/21/2045	8,600,000	8,799,211
3.500%, TBA (C)	17,700,000	18,540,058
4.000%, TBA (C)	12,800,000	13,712,976
Tennessee Valley Authority
2.875%, 09/15/2024	1,575,000	1,598,157
		173,154,842
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $401,322,190)		$404,445,519

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Brazil - 0.1%
Federative Republic of Brazil
5.000%, 01/27/2045	355,000	351,450
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	555,000	574,722
Mexico - 0.4%
Government of Mexico
3.600%, 01/30/2025	785,000	786,884
5.750%, 10/12/2110	1,560,000	1,664,520
		2,451,404
Paraguay - 0.1%
Republic of Paraguay, Bond
6.100%, 08/11/2044 (S)	750,000	798,750
Poland - 0.1%
Republic of Poland
4.000%, 01/22/2024	993,000	1,052,818
Slovakia - 0.2%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,175,000	1,279,411
Slovenia - 0.3%
Republic of Slovenia
5.250%, 02/18/2024 (S)	1,350,000	1,485,000
5.500%, 10/26/2022 (S)	560,000	625,800
5.850%, 05/10/2023 (S)	275,000	312,782
		2,423,582
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,606,236)		$8,932,137

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 23.2%
Consumer discretionary - 2.1%
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	$410,000	$418,393
Comcast Corp. 4.200%, 08/15/2034	210,000	215,393
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	645,306
2.375%, 08/01/2018 (S)	920,000	936,517
DIRECTV Holdings LLC
3.800%, 03/15/2022	685,000	703,287
4.450%, 04/01/2024	710,000	748,624
General Motors Company 3.500%, 10/02/2018	860,000	881,500
Grupo Televisa SAB 5.000%, 05/13/2045	305,000	309,282
Johnson Controls, Inc.
4.625%, 07/02/2044	200,000	202,080
4.950%, 07/02/2064	205,000	209,992
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,045,000	1,054,860
Macy’s Retail Holdings Inc
4.500%, 12/15/2034	815,000	820,250
Sky PLC 3.750%, 09/16/2024 (S)	780,000	793,237
Thomson Reuters Corp. 3.850%, 09/29/2024	765,000	776,059
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,480,000	1,480,561
2.750%, 05/17/2021	900,000	917,035
Viacom, Inc. 5.250%, 04/01/2044	710,000	754,964
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)	700,000	700,144
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,479,195
Yum! Brands, Inc. 5.350%, 11/01/2043	455,000	497,323
		14,544,002
Consumer staples - 1.3%
Altria Group, Inc.
2.625%, 01/14/2020	830,000	835,629
4.500%, 05/02/2043	455,000	447,821
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,075,000	1,080,535
2.625%, 01/17/2023	535,000	518,636
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	475,000	579,873
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	957,000	1,104,817
Philip Morris International, Inc.
3.250%, 11/10/2024	335,000	336,955
4.250%, 11/10/2044	315,000	313,415
Tyson Foods, Inc.
4.500%, 06/15/2022	1,081,000	1,173,675
5.150%, 08/15/2044	155,000	169,539
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	270,000	273,460
2.400%, 10/21/2018 (S)	390,000	395,249
2.900%, 10/21/2019 (S)	611,000	623,653
3.375%, 10/21/2020 (S)	805,000	833,912
		8,687,169
Energy - 3.6%
Access Midstream Partners LP
4.875%, 05/15/2023	570,000	581,400
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	392,000	444,316
Chevron Corp. 2.193%, 11/15/2019	665,000	670,615
Cimarex Energy Company 4.375%, 06/01/2024	900,000	888,750
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,125,000	1,125,217
ConocoPhillips Company
2.875%, 11/15/2021	535,000	538,908
3.350%, 11/15/2024	415,000	421,450
4.150%, 11/15/2034	135,000	137,536
4.300%, 11/15/2044	335,000	345,234
Continental Resources, Inc.
4.500%, 04/15/2023	865,000	883,419
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043 (L)	200,000	171,717
Ecopetrol SA
5.875%, 05/28/2045	285,000	282,150
7.375%, 09/18/2043	250,000	294,375
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	735,000	755,703
4.300%, 05/01/2024	750,000	749,805
Energy Transfer Partners LP
6.500%, 02/01/2042	170,000	194,406
EnLink Midstream Partners LP
5.050%, 04/01/2045	545,000	551,346
Enterprise Products Operating LLC
3.750%, 02/15/2025	605,000	615,964
4.850%, 03/15/2044	510,000	534,397
Kerr-McGee Corp. 6.950%, 07/01/2024	870,000	1,076,989
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	375,000	377,645
5.000%, 08/15/2042 to 03/01/2043	370,000	351,834
Kinder Morgan, Inc.
4.300%, 06/01/2025	515,000	519,145
5.300%, 12/01/2034	210,000	214,473
5.550%, 06/01/2045	515,000	524,788
Newfield Exploration Company
5.625%, 07/01/2024	590,000	623,925
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	465,000	483,346
ONEOK Partners LP 2.000%, 10/01/2017	585,000	588,112
Petrobras Global Finance BV
3.000%, 01/15/2019	425,000	403,873
4.875%, 03/17/2020	550,000	543,444
Petroleos Mexicanos
2.251%, 07/18/2018 (P)	290,000	299,063
2.378%, 04/15/2025	875,000	878,130
5.500%, 06/27/2044 (S)	150,000	154,500
6.375%, 01/23/2045	705,000	812,266
Phillips 66 4.875%, 11/15/2044	725,000	740,458
Rowan Companies, Inc. 5.400%, 12/01/2042	375,000	349,468
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	605,000	631,383
Statoil ASA
2.250%, 11/08/2019	595,000	598,622
2.900%, 11/08/2020	685,000	703,054
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	820,000	847,455
Talisman Energy, Inc. 3.750%, 02/01/2021	690,000	668,792
TC PipeLines LP 4.650%, 06/15/2021	166,000	178,128
Total Capital International SA
2.100%, 06/19/2019	560,000	564,448
2.750%, 06/19/2021	380,000	384,294
Weatherford International, Ltd.
4.500%, 04/15/2022	335,000	331,719
5.950%, 04/15/2042	430,000	421,161
Western Gas Partners LP 5.375%, 06/01/2021	215,000	240,304
		24,697,527

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials - 8.6%
ACE INA Holdings, Inc.
3.350%, 05/15/2024	$440,000	$446,319
Alleghany Corp.
4.900%, 09/15/2044	405,000	409,431
American Express Credit Corp.
1.750%, 06/12/2015	1,608,000	1,619,094
American International Group, Inc.
4.500%, 07/16/2044	330,000	335,979
6.400%, 12/15/2020	469,000	563,419
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	150,000	205,500
American Tower Corp.
3.450%, 09/15/2021	740,000	734,580
3.500%, 01/31/2023	716,000	695,989
Ameriprise Financial, Inc.
3.700%, 10/15/2024	275,000	281,552
Assurant, Inc.
2.500%, 03/15/2018	750,000	759,457
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	675,000	697,092
Bank of America Corp.
1.500%, 10/09/2015	2,529,000	2,544,111
4.000%, 04/01/2024	1,685,000	1,764,790
4.250%, 10/22/2026	710,000	715,733
6.000%, 09/01/2017	870,000	969,600
BPCE SA
5.700%, 10/22/2023 (S)	360,000	385,934
Capital One NA
2.400%, 09/05/2019	1,390,000	1,391,207
Citigroup Inc
4.300%, 11/20/2026	895,000	905,625
Citigroup, Inc.
1.550%, 08/14/2017	1,230,000	1,229,964
1.700%, 07/25/2016	870,000	878,580
2.650%, 03/02/2015	427,000	429,335
3.750%, 06/16/2024	695,000	715,648
Credit Suisse/New York
3.000%, 10/29/2021	470,000	470,537
3.625%, 09/09/2024	1,010,000	1,032,658
DDR Corp.
3.375%, 05/15/2023	870,000	848,311
4.625%, 07/15/2022	910,000	975,196
Federal Realty Investment Trust
3.000%, 08/01/2022	300,000	299,558
3.950%, 01/15/2024	400,000	421,063
Ford Motor Credit LLC
3.664%, 09/08/2024	790,000	795,216
General Electric Capital Corp.
5.875%, 01/14/2038	640,000	797,019
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	485,000	488,463
HSBC Holdings PLC
4.250%, 03/14/2024	205,000	213,370
5.250%, 03/14/2044	470,000	522,104
HSBC USA, Inc.
2.375%, 02/13/2015 to 11/13/2019	2,415,000	2,429,410
ING Bank NV
2.500%, 10/01/2019 (S)	1,645,000	1,668,770
5.800%, 09/25/2023 (S)	555,000	624,026
Inter-American Development Bank
3.875%, 10/28/2041	528,000	566,683
4.375%, 01/24/2044	245,000	293,433
Intesa Sanpaolo SpA
2.375%, 01/13/2017	1,000,000	1,013,705
JPMorgan Chase & Company
2.200%, 10/22/2019	970,000	967,308
3.625%, 05/13/2024	1,225,000	1,259,291
4.850%, 02/01/2044	470,000	515,624
Lazard Group LLC
4.250%, 11/14/2020	735,000	783,201
6.850%, 06/15/2017	1,155,000	1,299,083
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	465,000	458,500
Lloyds Banking Group PLC
4.500%, 11/04/2024	730,000	738,559
Markel Corp.
3.625%, 03/30/2023	320,000	322,331
4.900%, 07/01/2022	450,000	493,085
MetLife, Inc.
1.903%, 12/15/2017	390,000	392,496
Mid-America Apartments LP
3.750%, 06/15/2024	790,000	797,257
4.300%, 10/15/2023	585,000	616,757
Morgan Stanley
2.375%, 07/23/2019	1,490,000	1,488,999
3.700%, 10/23/2024	1,455,000	1,479,988
4.350%, 09/08/2026	625,000	634,889
5.375%, 10/15/2015	745,000	775,754
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,356,000	1,447,618
Nationwide Financial Services, Inc.
5.300%, 11/18/2044 (S)	730,000	747,762
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	1,400,000	1,408,411
Perrigo Finance PLC
3.900%, 12/15/2024	710,000	717,344
4.900%, 12/15/2044	445,000	456,258
PNC Bank NA
2.950%, 01/30/2023	415,000	408,978
Prudential Financial, Inc.
4.600%, 05/15/2044	160,000	164,452
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	285,000	291,058
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,145,000	1,140,599
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	605,000	633,133
Synchrony Financial
4.250%, 08/15/2024	685,000	700,913
Tanger Properties LP
3.750%, 12/01/2024	340,000	342,693
3.875%, 12/01/2023	390,000	399,681
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	340,000	364,516
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.350%, 09/08/2019 (S)	2,365,000	2,368,666
The Goldman Sachs Group, Inc.
3.850%, 07/08/2024	295,000	302,633
6.250%, 02/01/2041	305,000	383,547
6.750%, 10/01/2037	314,000	389,774
TIAA Asset Management Finance
Company LLC
4.125%, 11/01/2024 (S)	40,000	40,691

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.700%, 09/17/2019 (S)	$295,000	$297,862
3.750%, 09/17/2024 (S)	410,000	416,489
WR Berkley Corp.
4.625%, 03/15/2022	400,000	430,788
		59,015,449
Health care - 1.7%
AbbVie, Inc. 4.400%, 11/06/2042	425,000	423,643
Actavis Funding SCS
3.850%, 06/15/2024	240,000	239,376
4.850%, 06/15/2044	390,000	387,580
Amgen, Inc.
1.250%, 05/22/2017	1,480,000	1,476,565
3.625%, 05/22/2024	555,000	561,190
Bayer US Finance LLC
3.000%, 10/08/2021 (S)	955,000	967,025
Celgene Corp.
3.625%, 05/15/2024	595,000	604,907
5.250%, 08/15/2043	325,000	361,800
Forest Laboratories, Inc.
4.375%, 02/01/2019 (S)	775,000	825,114
Gilead Sciences, Inc.
3.500%, 02/01/2025	670,000	691,359
4.500%, 02/01/2045	165,000	173,331
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	385,000	385,801
McKesson Corp. 3.796%, 03/15/2024	440,000	450,942
Mylan, Inc. 5.400%, 11/29/2043	230,000	250,556
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	420,000	432,385
Thermo Fisher Scientific Inc
3.300%, 02/15/2022	445,000	449,486
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	875,000	874,702
3.600%, 08/15/2021	355,000	366,973
WellPoint, Inc.
3.125%, 05/15/2022	913,000	913,124
3.500%, 08/15/2024	490,000	492,634
5.100%, 01/15/2044	270,000	294,748
		11,623,241
Industrials - 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/2044	200,000	208,609
ERAC USA Finance LLC
3.850%, 11/15/2024 (S)	300,000	305,784
5.625%, 03/15/2042 (S)	994,000	1,151,399
L-3 Communications Corp.
3.950%, 05/28/2024	590,000	592,653
Northrop Grumman Corp.
3.250%, 08/01/2023	975,000	987,729
4.750%, 06/01/2043	740,000	793,152
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	955,000	956,202
Valmont Industries Inc 5.250%, 10/01/2054	390,000	386,751
		5,382,279
Information technology - 1.3%
Alibaba Group Holding Ltd.
2.500%, 11/28/2019 (S)	1,240,000	1,239,416
3.600%, 11/28/2024 (S)	665,000	666,494
Apple, Inc.
2.850%, 05/06/2021	1,600,000	1,642,493
3.450%, 05/06/2024	995,000	1,038,346
4.450%, 05/06/2044	535,000	576,909
Broadcom Corp. 4.500%, 08/01/2034	155,000	160,556
MasterCard, Inc. 3.375%, 04/01/2024	835,000	858,727
Oracle Corp.
3.400%, 07/08/2024	925,000	952,334
4.300%, 07/08/2034	750,000	783,935
4.500%, 07/08/2044	380,000	403,012
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	200,000	204,282
		8,526,504
Materials - 0.7%
Albemarle Corp.
4.150%, 12/01/2024	335,000	342,211
5.450%, 12/01/2044	320,000	332,988
Barrick Gold Corp. 4.100%, 05/01/2023	310,000	303,665
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	230,000	261,631
Eastman Chemical Company
3.800%, 03/15/2025	675,000	691,313
4.650%, 10/15/2044	310,000	314,989
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	670,000	674,264
5.400%, 11/14/2034	210,000	213,808
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	490,000	494,036
LYB International Finance BV
4.875%, 03/15/2044	295,000	313,893
The Mosaic Company
5.450%, 11/15/2033	220,000	244,964
5.625%, 11/15/2043	275,000	313,117
Vale Overseas, Ltd. 8.250%, 01/17/2034	155,000	192,084
		4,692,963
Telecommunication services - 1.7%
America Movil SAB de CV
3.125%, 07/16/2022	995,000	986,344
AT&T, Inc.
4.300%, 12/15/2042	350,000	332,499
4.350%, 06/15/2045	570,000	541,378
4.800%, 06/15/2044	350,000	356,689
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	359,723
Scripps Networks Interactive, Inc.
2.750%, 11/15/2019	590,000	596,453
3.900%, 11/15/2024	805,000	819,839
Telefonica Chile SA 3.875%, 10/12/2022 (S)	315,000	312,402
Verizon Communications, Inc.
1.350%, 06/09/2017	1,965,000	1,967,081
3.450%, 03/15/2021	705,000	730,969
3.500%, 11/01/2024	1,165,000	1,166,640
4.400%, 11/01/2034	2,177,000	2,167,672
5.150%, 09/15/2023	1,370,000	1,542,493
		11,880,182
Utilities - 1.4%
Alabama Power Company 4.150%, 08/15/2044	175,000	179,846
Ameren Illinois Company 4.300%, 07/01/2044	365,000	380,650
American Electric Power Company, Inc.
1.650%, 12/15/2017	940,000	945,256

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	$265,000	$301,382
Connecticut Light & Power Company
4.300%, 04/15/2044	310,000	327,642
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	285,000	300,149
Consumers Energy Company
4.350%, 08/31/2064	215,000	219,879
Dominion Resources, Inc.
4.700%, 12/01/2044	450,000	468,533
8.875%, 01/15/2019	795,000	1,002,012
Duke Energy Corp. 3.750%, 04/15/2024	430,000	449,964
Electricite de France SA
6.000%, 01/22/2114 (S)	590,000	672,498
Pacific Gas & Electric Company
3.250%, 06/15/2023	355,000	358,358
PacifiCorp 3.600%, 04/01/2024	830,000	865,916
Potomac Electric Power Company
3.600%, 03/15/2024	375,000	393,680
PPL Capital Funding, Inc. 3.950%, 03/15/2024	400,000	417,282
Public Service Company of Colorado
4.300%, 03/15/2044	230,000	248,589
Public Service Electric & Gas Company
3.050%, 11/15/2024	355,000	357,339
4.000%, 06/01/2044	410,000	411,428
Puget Energy, Inc. 6.000%, 09/01/2021	800,000	938,941
Southwestern Electric Power Company
3.550%, 02/15/2022	300,000	309,959
Virginia Electric and Power Company
4.450%, 02/15/2044	250,000	267,923
		9,817,226
TOTAL CORPORATE BONDS (Cost $155,550,279)		$158,866,542

MUNICIPAL BONDS - 0.9%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	530,000	755,483
Los Angeles Community College District
(California) 6.750%, 08/01/2049	660,000	958,261
New Jersey State Turnpike Authority
7.102%, 01/01/2041	788,000	1,126,675
North Texas Tollway Authority
6.718%, 01/01/2049	740,000	1,046,094
Port Authority of New York & New Jersey
4.458%, 10/01/2062	870,000	883,076
State of California 7.600%, 11/01/2040	575,000	890,675
State of Illinois, GO 5.877%, 03/01/2019	275,000	307,104
The Ohio State University 4.800%, 06/01/2111	199,000	214,711
TOTAL MUNICIPAL BONDS (Cost $5,171,208)		$6,182,079

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.8%
Commercial and residential - 4.6%
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933%, 07/10/2045	207,000	210,470
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,040,274
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	730,000	791,528
Series 2014-GC19, Class A3,
3.753%, 03/10/2047	277,000	291,874
Series 2014-GC19, Class AAB,
3.641%, 03/10/2047	412,000	433,571
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	477,000	520,099
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	377,173
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	134,000	144,522
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	390,000	410,616
Series 2014-CR17, Class A4,
3.700%, 05/10/2047	231,000	241,223
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	331,327
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	2,589,000	2,728,995
Series 2014-CR20, Class ASB,
3.305%, 11/10/2047	2,380,000	2,448,999
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	611,000	640,390
Series 2014-UBS3, Class A4,
3.819%, 06/10/2047	701,000	738,890
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,444,000	1,510,293
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	548,000	578,506
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	195,000	203,913
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	817,000	841,482
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	868,272
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	292,242	296,974
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	830,427	853,513
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	773,000	859,848
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	376,000	383,432
GS Mortgage Securities Trust,
Series 2014-GC18, Class AAB
3.648%, 01/10/2047	361,000	380,720
GS Mortgage Securities Trust
Seires 2012-GCJ7, Class A1,
1.144%, 05/10/2045	243,684	244,585
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	230,979	231,611
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	630,685	647,478
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	283,000	309,762

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	$463,000	$498,446
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	250,283
Series 2014-GC24, Class AAB,
3.650%, 09/10/2047	1,360,000	1,434,423
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,971,601	2,263,981
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C21,
Class ASB
3.428%, 08/15/2047	290,000	302,200
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	42,698	42,970
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,699,334
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	292,674	304,556
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	377,929	389,482
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A4
5.047%, 07/12/2038 (P)	184,000	186,345
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6, Class A3,
2.506%, 11/15/2045	905,000	910,181
Series 2013-C10, Class A1,
1.394%, 07/15/2046	893,790	900,309
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	367,000	386,630
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A2
3.476%, 06/15/2044 (S)	786,000	812,733
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	809,000	810,228
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	205,340
Series 2013-C6, Class A4,
3.244%, 04/10/2046	62,000	63,288
		31,021,069
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.805%, 08/25/2024 (P)	822,901	822,389
Series 2980, Class QA, 6.000%, 05/15/2035	139,933	156,258
Series 336, Class 300, 3.000%, 08/15/2044	4,509,390	4,569,985
Series 3529, Class AG, 6.500%, 04/15/2039	812,608	908,974
Series 3664, Class DA, 4.000%, 11/15/2037	517,119	545,772
Series 3876, Class NB, 5.000%, 08/15/2038	700,300	756,779
Series 4223, Class CA, 4.000%, 11/15/2039	2,114,125	2,280,111
Series 4332, Class GL, 4.000%, 05/15/2039	2,006,993	2,165,062
Series T-48, Class 1A,
5.652%, 07/25/2033 (P)	17,594	20,048
Series T-57, Class 1A2, 7.000%, 07/25/2043	188,389	219,087
Series T-57, Class 1A3, 7.500%, 07/25/2043	169,840	204,070
Series T-59, Class 1A3, 7.500%, 10/25/2043	241,297	290,557
Series T-60, Class 1A3, 7.500%, 03/25/2044	248,324	298,886
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	198,373	233,408
Series 2002-95, Class DB,
6.000%, 01/25/2033	702,553	793,964
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	341,000	371,368
Series 2005-5, Class PA,
5.000%, 01/25/2035	18,758	20,282
Series 2006-56, Class CA,
6.000%, 07/25/2036	10,474	11,588
Series 2009-20, Class DT,
4.500%, 04/25/2039	613,251	661,679
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,916,177	4,982,241
Series 2012-130, Class DC,
3.000%, 12/25/2042	143,502	145,431
Series 2012-134, Class LC,
3.000%, 12/25/2042	583,829	591,353
Series 2013-133, Class AB,
4.000%, 06/25/2039	844,345	898,187
Series 2013-9, Class CB,
5.500%, 04/25/2042	49,673	55,490
		22,002,969
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $52,417,948)		$53,024,038

ASSET BACKED SECURITIES - 14.1%
Ally Auto Receivables Trust
Series 2010-5, Class A4,
1.750%, 03/15/2016	223,315	223,450
Series 2011-1, Class A4,
2.230%, 03/15/2016	229,741	229,931
Series 2011-5, Class A4,
1.320%, 07/15/2016	264,446	264,911
Series 2012-1, Class A3,
0.930%, 02/16/2016	19,966	19,972
Series 2012-2, Class A3,
0.740%, 04/15/2016	186,418	186,493
Series 2013-1, Class A3,
0.630%, 05/15/2017	215,161	215,324
Series 2014-1, Class A4,
1.530%, 04/15/2019	3,436,000	3,447,658
Series 2014-2, Class A4,
1.840%, 01/15/2020	7,000	7,065
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	577,000	577,346
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,020,863
Series 2014-5, Class A1,
0.651%, 10/15/2019 (P)	1,971,000	1,971,000
American Express Credit
Account Master Trust
Series 2012-2, Class A, 0.680%, 03/15/2018	2,108,000	2,110,713
Series 2012-5, Class A, 0.590%, 05/15/2018	1,352,000	1,352,669
Series 2013-2, Class A,
0.581%, 05/17/2021 (P)	408,000	409,062
American Express Issuance Trust II,
Series 2013-2, Class A
0.591%, 08/15/2019 (P)	1,216,000	1,219,716
The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class A2
0.530%, 11/08/2016	$45,370	$45,370
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	523,000	527,608
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	1,162,000	1,158,049
BA Credit Card Trust
Series 2014-A2, Class A,
0.431%, 09/16/2019 (P)	1,145,000	1,144,812
Series 2014-A3, Class A,
0.451%, 01/15/2020 (P)	1,907,000	1,907,229
Bank of America Credit Card Trust,
Series 2007-A4, Class A4
0.201%, 11/15/2019 (P)	836,000	830,757
Bank of The West Auto Trust
Series 2014-1, Class A3,
1.090%, 03/15/2019 (S)	556,000	556,932
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	539,000	540,821
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	318,897
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	256,570
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	2,076,000	2,078,817
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	554,800
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	301,587
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	754,276
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,030,760
Series 2014-1, Class A3,
1.320%, 06/20/2018	705,000	708,917
Series 2014-1, Class A4,
1.690%, 10/22/2018	607,000	612,138
Series 2014-2, Class A1,
0.456%, 06/20/2016 (P)	1,159,000	1,159,357
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,071,809
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	307,526
Series 2014-3, Class A3,
1.480%, 11/20/2018	908,000	911,834
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Class A
1.480%, 07/15/2020	1,697,000	1,707,796
Chase Issuance Trust
Series 2012-A4, Class A4,
1.580%, 08/16/2021	874,000	859,420
Series 2012-A8, Class A8,
0.540%, 10/16/2017	962,000	962,074
Series 2013-A6, Class A6,
0.581%, 07/15/2020 (P)	1,790,000	1,793,997
Series 2013-A7, Class A,
0.591%, 09/15/2020 (P)	575,000	576,564
Series 2013-A9, Class A,
0.581%, 11/16/2020 (P)	3,088,000	3,094,145
Series 2014-A5, Class A5,
0.531%, 04/15/2021 (P)	648,000	649,236
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A3
1.270%, 05/15/2019 (S)	306,000	306,859
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.592%, 09/10/2020 (P)	2,497,000	2,501,932
Series 2014-A3, Class A3,
0.358%, 05/09/2018 (P)	3,423,000	3,423,000
Series 2014-A6, Class A6,
2.150%, 07/15/2021	7,188,000	7,238,187
Discover Card Execution Note Trust
Series 2013-A5, Class A5,
1.040%, 04/15/2019	1,363,000	1,367,781
Series 2014-A1, Class A1,
0.591%, 07/15/2021 (P)	1,089,000	1,091,328
Series 2014-A5, Class A,
1.390%, 04/15/2020	2,301,000	2,299,647
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	1,007,530	1,007,882
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	1,992,000	2,012,340
Series 2014-2, Class A,
2.310%, 04/15/2026 (S)	1,110,000	1,118,681
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A, 1.920%, 01/15/2019	1,157,000	1,177,783
Series 2014-1, Class A1,
1.200%, 02/15/2019	854,000	854,681
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	895,000	896,845
Series 2014-4, Class A4,
1.460%, 10/15/2020	306,000	305,977
Hyundai Auto Receivables Trust,
Series 2011-C A4
1.300%, 02/15/2018	330,689	332,539
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.421%, 08/16/2021 (P)	1,110,000	1,104,600
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	66,939	67,053
Navient Student Loan Trust
Series 2014-1, Class A2,
0.465%, 03/27/2023 (P)	557,000	553,327
Series 2014-8, Class A2,
0.600%, 04/25/2023 (P)	1,226,000	1,226,000
Series 2014-8, Class B,
1.655%, 07/26/2049 (P)	495,000	479,780
Series 2014-AA, Class A2A,
2.740%, 02/15/2029 (S)	2,170,000	2,182,514
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.414%, 10/27/2036 (P)	1,058,980	1,048,626
Series 2005-1, Class A5,
0.344%, 10/25/2033 (P)	52,000	50,598
Series 2006-1, Class A4,
0.323%, 11/23/2022 (P)	300,152	299,672
Series 2006-2, Class A4,
0.314%, 10/26/2026 (P)	1,198,384	1,196,281

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2007-1, Class A1,
0.243%, 11/27/2018 (P)	$73,070	$73,036
Series 2010-4, Class A,
0.970%, 04/25/2046 (P)(S)	466,418	471,223
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3,
0.830%, 12/15/2016	35,082	35,087
Series 2013-3, Class A2,
0.550%, 09/15/2016	11,978	11,978
SLC Student Loan Trust, Series 2007-2,
Class A2
0.632%, 05/15/2028 (P)	366,229	366,287
SLM Private Education Loan Trust
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,036,000	1,069,928
Series 2012-E, Class A1,
0.911%, 10/16/2023 (P)(S)	429,718	430,943
Series 2012-E, Class A2B,
1.911%, 06/15/2045 (P)(S)	1,328,000	1,366,412
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	288,652
Series 2014-A, Class A1,
0.761%, 07/15/2022 (P)(S)	317,974	317,756
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	497,861
SLM Student Loan Trust
Series 2005-5, Class A3,
0.334%, 04/25/2025 (P)	116,646	116,149
Series 2005-6, Class A5B,
1.434%, 07/27/2026 (P)	478,835	487,307
Series 2005-7, Class A4,
0.384%, 10/25/2029 (P)	1,467,000	1,414,075
Series 2005-9, Class A5,
0.354%, 01/27/2025 (P)	811,818	810,390
Series 2006-3, Class A5,
0.334%, 01/25/2021 (P)	1,012,000	995,250
Series 2007-2, Class B,
0.404%, 07/25/2025 (P)	388,000	349,977
Series 2008-5, Class A3,
1.534%, 01/25/2018 (P)	273,729	275,410
Series 2010-1, Class A,
0.570%, 03/25/2025 (P)	939,073	939,058
Series 2012-6, Class A3,
0.905%, 05/26/2026 (P)	3,133,000	3,148,001
Series 2012-6, Class B,
1.170%, 04/27/2043 (P)	720,000	671,795
Series 2013-1, Class B,
1.970%, 11/25/2043 (P)	185,000	185,354
Series 2013-2, Class B,
1.655%, 06/25/2043 (P)	119,000	116,294
Series 2013-3, Class A2,
0.470%, 05/26/2020 (P)	641,000	639,881
Series 2013-3, Class B,
1.670%, 09/25/2043 (P)	366,000	357,568
Series 2013-5, Class A2,
0.555%, 10/26/2020 (P)	502,000	502,464
Series 2013-6, Class A2,
0.655%, 02/25/2021 (P)	272,000	271,961
Series 2014-1, Class A2,
0.535%, 07/26/2021 (P)	949,000	948,694
Series 2014-2, Class A3,
0.760%, 03/26/2029 (P)	840,000	845,182
Toyota Auto Receivables Owner Trust,
Series 2014-B, Class A2
0.400%, 12/15/2016	3,128,000	3,126,514
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.862%, 12/10/2018 (P)(S)	1,142,000	1,143,273
TOTAL ASSET BACKED SECURITIES (Cost $95,858,403)		$96,095,944

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	16,184	161,941
TOTAL SECURITIES LENDING
COLLATERAL (Cost $161,951)		$161,941

SHORT-TERM INVESTMENTS - 5.9%
Money market funds - 5.9%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	40,361,858	40,361,858
TOTAL SHORT-TERM INVESTMENTS (Cost $40,361,858)		$40,361,858
Total Investments (Core Bond Fund)
(Cost $759,450,073) - 112.3%		$768,070,058
Other assets and liabilities, net - (12.3%)		(83,976,150)
TOTAL NET ASSETS - 100.0%		$684,093,908

Equity-Income Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.1%
Consumer discretionary - 11.2%
Auto components - 0.7%
Johnson Controls, Inc.	282,300	$14,115,001
Automobiles - 1.0%
Ford Motor Company	687,200	10,809,656
General Motors Company	332,739	11,123,465
		21,933,121
Distributors - 0.7%
Genuine Parts Company	134,950	13,870,161
Hotels, restaurants and leisure - 1.1%
Carnival Corp.	458,700	20,256,192
McDonald’s Corp.	35,200	3,407,712
		23,663,904
Household durables - 0.1%
Whirlpool Corp.	13,400	2,494,678
Leisure products - 1.0%
Mattel, Inc.	694,800	21,920,940
Media - 3.7%
Cablevision Systems Corp., Class A (L)	523,400	10,635,488
Comcast Corp., Class A	181,300	10,341,352
News Corp., Class A (I)	352,500	5,470,800
Pearson PLC	317,616	6,096,098
The Madison Square Garden, Inc., Class A (I)	35,125	2,565,530
The New York Times Company, Class A	466,100	5,914,809
The Walt Disney Company	119,800	11,082,698
Time Warner, Inc.	317,766	27,048,242
		79,155,017

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail - 1.9%
Kohl’s Corp.	388,100	$23,138,522
Macy’s, Inc.	262,800	17,058,348
		40,196,870
Specialty retail - 0.7%
Staples, Inc.	986,900	13,875,814
Tiffany & Company	14,200	1,532,464
		15,408,278
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	138,200	5,129,984
		237,887,954
Consumer staples - 4.4%
Beverages - 0.8%
PepsiCo, Inc.	180,700	18,088,070
Food products - 2.5%
Archer-Daniels-Midland Company	447,000	23,547,960
Campbell Soup Company	311,700	14,113,776
ConAgra Foods, Inc.	69,700	2,545,444
Kellogg Company	52,900	3,504,625
McCormick & Company, Inc.	116,800	8,681,744
		52,393,549
Household products - 0.8%
The Clorox Company	164,900	16,757,138
Personal products - 0.3%
Avon Products, Inc.	746,900	7,304,682
		94,543,439
Energy - 11.3%
Energy equipment and services - 1.0%
Diamond Offshore Drilling, Inc. (L)	258,900	7,603,893
Schlumberger, Ltd.	164,200	14,112,990
		21,716,883
Oil, gas and consumable fuels - 10.3%
Anadarko Petroleum Corp.	145,036	11,479,599
Apache Corp.	458,200	29,366,038
BP PLC, ADR	245,192	9,640,949
Chevron Corp.	352,860	38,415,868
ConocoPhillips	117,300	7,750,011
CONSOL Energy, Inc.	436,700	17,088,071
Exxon Mobil Corp.	399,224	36,145,741
Hess Corp.	281,300	20,515,209
Murphy Oil Corp.	346,600	16,782,372
Royal Dutch Shell PLC, ADR	408,900	27,155,049
Talisman Energy, Inc.	1,092,400	5,145,204
		219,484,111
		241,200,994
Financials - 18.7%
Banks - 11.0%
Bank of America Corp.	2,052,622	34,976,679
JPMorgan Chase & Company	902,014	54,265,162
Regions Financial Corp.	752,900	7,581,703
SunTrust Banks, Inc.	537,400	21,114,446
The PNC Financial Services Group, Inc.	351,600	30,754,452
U.S. Bancorp	864,100	38,193,220
Wells Fargo & Company	855,500	46,607,640
		233,493,302
Capital markets - 1.4%
Legg Mason, Inc.	152,500	8,654,375
Northern Trust Corp.	317,200	21,483,956
The Bank of New York Mellon Corp.	12,400	496,372
		30,634,703
Consumer finance - 1.0%
American Express Company	239,900	22,171,558
Insurance - 3.7%
Loews Corp.	264,400	11,009,616
Marsh & McLennan Companies, Inc.	536,200	30,343,558
MetLife, Inc.	226,500	12,595,665
Sun Life Financial, Inc. (L)	234,000	8,737,560
The Chubb Corp.	103,500	10,665,675
Willis Group Holdings PLC	136,100	5,812,831
		79,164,905
Real estate investment trusts - 1.6%
Digital Realty Trust, Inc.	155,500	10,926,985
Rayonier, Inc.	176,300	4,809,464
Weyerhaeuser Company	517,513	18,273,384
		34,009,833
		399,474,301
Health care - 6.6%
Health care providers and services - 0.6%
Quest Diagnostics, Inc.	211,700	13,826,127
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Company	448,400	26,478,020
GlaxoSmithKline PLC	435,868	10,111,808
Johnson & Johnson	325,500	35,235,375
Merck & Company, Inc.	466,200	28,158,480
Pfizer, Inc.	898,888	28,000,361
		127,984,044
		141,810,171
Industrials - 13.0%
Aerospace and defense - 2.3%
Honeywell International, Inc.	248,300	24,599,081
The Boeing Company	178,200	23,942,952
		48,542,033
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	221,100	24,303,312
Building products - 0.9%
Masco Corp.	509,800	12,337,160
USG Corp. (I)(L)	270,600	7,795,986
		20,133,146
Electrical equipment - 1.6%
Eaton Corp. PLC	159,226	10,800,300
Emerson Electric Company	359,000	22,886,250
		33,686,550
Industrial conglomerates - 2.8%
General Electric Company	2,225,500	58,953,495
Machinery - 4.3%
Deere & Company	174,500	15,115,190
Illinois Tool Works, Inc.	350,700	33,291,951
Joy Global, Inc.	224,700	11,019,288
Stanley Black & Decker, Inc.	190,500	17,990,820
Xylem, Inc.	358,200	13,733,388
		91,150,637
		276,769,173

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 11.1%
Communications equipment - 3.1%
Cisco Systems, Inc.	745,400	$20,602,856
Harris Corp.	288,600	20,683,962
Motorola Solutions, Inc.	35,200	2,313,344
QUALCOMM, Inc.	299,600	21,840,840
		65,441,002
Electronic equipment, instruments and components - 0.8%
Corning, Inc.	862,100	18,121,342
IT services - 1.7%
Computer Sciences Corp.	173,600	11,002,768
International Business Machines Corp.	105,700	17,141,369
The Western Union Company (L)	475,500	8,834,790
		36,978,927
Semiconductors and semiconductor equipment - 2.6%
Analog Devices, Inc.	291,800	15,943,952
Applied Materials, Inc.	903,300	21,724,365
Texas Instruments, Inc.	329,600	17,936,832
		55,605,149
Software - 1.3%
CA, Inc.	193,900	6,039,985
Microsoft Corp.	438,000	20,940,780
		26,980,765
Technology hardware, storage and peripherals - 1.6%
Apple, Inc.	156,800	18,648,224
Dell, Inc. (I)	1,010,600	14,791,690
		33,439,914
		236,567,099
Materials - 5.0%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	190,200	13,580,280
Potash Corp. of Saskatchewan, Inc.	257,100	8,936,796
		22,517,076
Construction materials - 0.7%
Vulcan Materials Company	241,700	15,976,370
Containers and packaging - 0.6%
MeadWestvaco Corp.	280,900	12,584,320
Metals and mining - 1.3%
Newmont Mining Corp.	423,000	7,783,200
Nucor Corp.	353,500	18,958,205
		26,741,405
Paper and forest products - 1.3%
International Paper Company	522,425	28,116,914
		105,936,085
Telecommunication services - 3.7%
Diversified telecommunication services - 3.5%
AT&T, Inc.	862,573	30,517,833
CenturyLink, Inc.	312,198	12,728,312
Telefonica SA	622,600	9,980,399
Verizon Communications, Inc.	429,077	21,707,005
		74,933,549
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,205,937	4,414,106
		79,347,655
Utilities - 6.1%
Electric utilities - 4.5%
Duke Energy Corp.	330,336	26,724,182
Entergy Corp.	279,100	23,416,490
Exelon Corp.	502,400	18,171,808
FirstEnergy Corp.	375,275	13,840,142
Xcel Energy, Inc.	404,900	13,742,306
		95,894,928
Independent power and renewable electricity producers - 0.3%
AES Corp.	560,000	7,767,200
Multi-utilities - 1.3%
NiSource, Inc.	652,900	27,317,336
		130,979,464
TOTAL COMMON STOCKS (Cost $1,453,083,542)		$1,944,516,335

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	2,052,459	20,537,935
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,537,738)		$20,537,935

SHORT-TERM INVESTMENTS - 8.6%
Money market funds - 8.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,579,690	1,579,690
T. Rowe Price Reserve Investment
Fund, 0.0593% (Y)	181,612,191	181,612,191
		183,191,881
TOTAL SHORT-TERM INVESTMENTS (Cost $183,191,881)		$183,191,881
Total Investments (Equity-Income Fund)
(Cost $1,656,813,161) - 100.6%		$2,148,246,151
Other assets and liabilities, net - (0.6%)		(13,730,476)
TOTAL NET ASSETS - 100.0%		$2,134,515,675

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.2%
Belgium - 1.9%
Anheuser-Busch InBev NV	76,642	$9,008,324
France - 5.0%
Danone SA	338,707	23,873,284
Germany - 5.0%
adidas AG	297,533	23,896,857
Ireland - 3.5%
Experian PLC	1,052,695	16,633,232
Netherlands - 5.0%
Heineken Holding NV	347,920	23,772,519
South Korea - 3.0%
Samsung Electronics Company, Ltd.	12,139	14,063,960
Switzerland - 1.7%
Nestle SA	105,190	7,890,758
United Kingdom - 17.2%
Diageo PLC	502,868	15,500,476

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Tobacco Group PLC	327,895	$15,136,501
Intertek Group PLC	147,993	5,391,960
Reckitt Benckiser Group PLC	152,951	12,529,090
SABMiller PLC	590,527	32,801,625
		81,359,652
United States - 51.9%
Amazon.com, Inc. (I)	110,865	37,543,324
Amgen, Inc.	78,571	12,988,572
Apple, Inc.	125,088	14,876,716
AutoZone, Inc. (I)	13,299	7,682,965
Discovery Communications, Inc., Class A (I)	88,934	3,103,797
Discovery Communications, Inc., Class C (I)	88,934	3,024,645
eBay, Inc. (I)	361,926	19,862,499
Google, Inc., Class A (I)	13,876	7,619,034
Google, Inc., Class C (I)	13,876	7,518,433
McCormick & Company, Inc.	66,783	4,963,980
McDonald’s Corp.	132,948	12,870,696
Oracle Corp.	434,113	18,410,732
PepsiCo, Inc.	178,141	17,831,914
Philip Morris International, Inc.	39,261	3,412,959
QUALCOMM, Inc.	336,049	24,497,972
Starbucks Corp.	150,545	12,225,759
The Coca-Cola Company	262,629	11,773,658
The Procter & Gamble Company	216,709	19,596,995
Visa, Inc., Class A	23,994	6,195,011
		245,999,661
TOTAL COMMON STOCKS (Cost $352,026,047)		$446,498,247

SHORT-TERM INVESTMENTS - 5.8%
Repurchase agreement - 5.8%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $27,341,000 on 12/01/2014,
collateralized by $25,560,000 U.S. Treasury
Bonds, 3.375% due 05/15/2044 (valued at
$27,893,628, including interest)	$27,341,000	27,341,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,341,000)		$27,341,000
Total Investments (Fundamental Global Franchise Fund)
(Cost $379,367,047) - 100.0%		$473,839,247
Other assets and liabilities, net - 0.0%		102,074
TOTAL NET ASSETS - 100.0%		$473,941,321

Global Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 59.1%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	$1,443,899
3.750%, 11/20/2020		200,000	227,332
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,172,496
			2,843,727
Belgium - 0.3%
European Union
2.750%, 06/03/2016	EUR	1,200,000	1,553,452
3.250%, 04/04/2018		100,000	137,526
			1,690,978
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,300,000	1,309,100
5.750%, 09/26/2023 (S)		800,000	850,000
			2,159,100
Canada - 1.8%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	520,901
Province of Ontario
2.100%, 09/08/2018		1,000,000	890,931
2.450%, 06/29/2022		$1,100,000	1,100,123
3.150%, 06/02/2022	CAD	600,000	552,126
3.450%, 06/02/2045		1,100,000	977,629
3.500%, 06/02/2024		3,800,000	3,546,080
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,350,289
4.250%, 12/01/2021		1,900,000	1,869,494
			10,807,573
France - 9.3%
Caisse d’Amortissement de la Dette
Sociale
1.125%, 01/30/2017 (S)		$2,200,000	2,219,248
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	20,300,000	26,045,317
1.750%, 05/25/2023 to 11/25/2024		8,300,000	11,093,621
3.000%, 04/25/2022		800,000	1,170,335
3.250%, 05/25/2045		8,600,000	13,608,103
			54,136,624
Germany - 0.2%
Federal Republic of Germany
0.100%, 04/15/2023		829,512	1,081,586
Italy - 12.7%
Republic of Italy
3.750%, 09/01/2024		10,300,000	14,764,528
4.500%, 05/01/2023 to 03/01/2024		17,400,000	26,242,602
4.750%, 09/01/2021		3,100,000	4,671,968
4.750%, 08/01/2023 to 09/01/2044 (S)		11,100,000	17,086,336
5.500%, 09/01/2022 to 11/01/2022		5,300,000	8,420,704
6.000%, 08/04/2028	GBP	1,300,000	2,468,783
			73,654,921
Japan - 5.7%
Government of Japan
1.600%, 03/20/2033	JPY	360,000,000	3,286,451
1.700%, 09/20/2032 to 09/20/2044		3,210,000,000	29,700,503
			32,986,954
Mexico - 7.3%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	9,303,017
4.750%, 06/14/2018	MXN	12,300,000	891,731
7.500%, 06/03/2027		65,700,000	5,281,150
7.750%, 05/29/2031 to 11/23/2034		106,050,000	8,620,509
8.000%, 12/07/2023		40,000,000	3,320,384
8.500%, 11/18/2038		10,000,000	871,983

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
9.500%, 12/18/2014	MXN	142,800,000	$10,288,641
10.000%, 12/05/2024		41,900,000	3,966,679
			42,544,094
New Zealand - 2.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	1,100,000	873,634
5.000%, 03/15/2019		8,400,000	6,932,142
5.500%, 04/15/2023		1,900,000	1,657,298
6.000%, 05/15/2021		4,600,000	4,053,293
			13,516,367
Norway - 0.7%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,068,298
6.500%, 04/12/2021	AUD	1,300,000	1,286,640
			4,354,938
Slovenia - 3.1%
Republic of Slovenia
4.125%, 02/18/2019		$1,800,000	1,899,000
4.700%, 11/01/2016 (S)	EUR	7,600,000	10,175,242
4.750%, 05/10/2018		$4,800,000	5,155,056
5.250%, 02/18/2024		500,000	550,000
5.500%, 10/26/2022		300,000	335,250
Spain - 9.5%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	1,000,000	1,375,455
Kingdom of Spain
3.800%, 04/30/2024 (S)		2,800,000	4,077,825
4.400%, 10/31/2023 (S)		1,500,000	2,273,313
4.800%, 01/31/2024		3,900,000	6,093,118
5.150%, 10/31/2044 (S)		3,000,000	5,010,830
5.400%, 01/31/2023 (S)		21,400,000	34,326,950
5.500%, 04/30/2021		1,300,000	2,041,718
			55,199,209
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	991,210
United Kingdom - 5.1%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	3,071,257
2.750%, 09/07/2024		1,400,000	2,346,020
3.250%, 01/22/2044		9,100,000	15,866,455
3.500%, 01/22/2045		300,000	547,887
4.250%, 06/07/2032 to 12/07/2040		2,200,000	4,468,416
4.500%, 09/07/2034		800,000	1,639,442
4.750%, 12/07/2030 to 12/07/2038		800,000	1,684,050
			29,623,527
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $353,423,559)			$343,705,356

CORPORATE BONDS - 15.5%
Australia - 0.7%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2016 (S)		$400,000	401,944
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	2,033,977
Westpac Banking Corp.
1.850%, 11/26/2019 (S)		1,500,000	1,508,988
			3,944,909
Brazil - 0.7%
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,862,387
Petrobras International Finance
Company SA
7.875%, 03/15/2019		1,200,000	1,318,200
			4,180,587
France - 2.0%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		5,800,000	5,878,967
BPCE SA
4.500%, 03/15/2025 (S)		200,000	197,264
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,962,299
Dexia Credit Local Government Liquid
0.375%, 07/10/2017	EUR	1,300,000	1,621,820
			11,660,350
Germany - 3.2%
FMS Wertmanagement AoeR
3.375%, 06/17/2021		2,600,000	3,849,608
KFW
2.000%, 09/07/2016		4,000,000	5,148,759
6.250%, 05/19/2021	AUD	8,600,000	8,473,923
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,238,620
			18,710,910
Hong Kong - 0.3%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$1,500,000	1,539,104
Ireland - 0.4%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,100,000	1,461,672
5.125%, 03/16/2037 (S)		$500,000	610,240
Italy - 0.5%
Banca Carige SpA
3.750%, 11/25/2016	EUR	500,000	655,527
3.875%, 10/24/2018		1,435,000	1,962,108
			2,617,635
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		$1,800,000	1,759,500
Netherlands - 0.4%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,348,224
Portugal - 0.2%
Novo Banco SA
5.875%, 11/09/2015	EUR	700,000	861,711
			861,711
Spain - 0.9%
Banco Popular Espanol SA
4.000%, 10/18/2016		800,000	1,060,613
Bankia SA
3.500%, 12/14/2015		3,300,000	4,231,452
			5,292,065

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Sweden - 0.3%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	$436,391
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	580,751
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	447,498
Swedbank Hypotek AB
3.750%, 12/20/2017		2,500,000	369,125
			1,833,765
Switzerland - 0.5%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,127,838
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	2,995,316
United Kingdom - 0.6%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		$200,000	218,375
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,906,724
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,125,839
			3,250,938
United States - 3.7%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	597,000
4.625%, 06/26/2015		2,300,000	2,334,500
Altria Group, Inc.
9.250%, 08/06/2019		354,000	458,424
Bank of America Corp.
0.843%, 08/25/2017 (P)		2,000,000	1,997,822
1.700%, 08/25/2017		700,000	702,120
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,811,250
Greensill Cap SCF 1 SA
1.000%, 03/04/2015		1,000,000	972,506
HJ Heinz Company
4.250%, 10/15/2020		3,000,000	3,037,800
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,252,250
7.125%, 09/01/2018 (S)		500,000	567,500
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,197,364
Masco Corp.
6.125%, 10/03/2016		700,000	746,375
Verizon Communications, Inc.
1.984%, 09/14/2018 (P)		3,800,000	3,982,776
			21,657,687
Virgin Islands - 0.3%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		300,000	309,347
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,500,000	1,590,752
			1,900,099
TOTAL CORPORATE BONDS (Cost $90,097,448)			$89,752,550

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 18.1%
U.S. Government - 9.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024		7,456,227	7,281,688
1.375%, 01/15/2020 to 02/15/2044		746,677	812,406
1.750%, 01/15/2028		1,249,798	1,426,624
2.375%, 01/15/2025 to 01/15/2027		4,699,510	5,615,347
2.500%, 01/15/2029		8,425,664	10,535,374
U.S. Treasury Bonds
3.125%, 11/15/2041 (D)		5,600,000	5,883,937
3.125%, 08/15/2044		1,800,000	1,880,296
3.375%, 05/15/2044 (D)		400,000	437,688
3.625%, 08/15/2043 to 02/15/2044 (D)		9,900,000	11,328,537
3.750%, 11/15/2043 (D)		3,600,000	4,209,750
U.S. Treasury Notes
2.375%, 08/15/2024		800,000	814,375
2.500%, 05/15/2024 (D)		1,500,000	1,545,351
2.750%, 11/15/2023 (D)		400,000	421,469
U.S. Treasury Strip 2.391%, 05/15/2026 *		500,000	373,669
			52,566,511
U.S. Government Agency - 9.1%
Federal National Mortgage Association
1.316%, 11/01/2042 to 10/01/2044 (P)		1,495,104	1,535,882
1.979%, 11/01/2035 (P)		161,919	169,225
3.500%, 12/01/2099		37,000,000	39,102,422
3.730%, 01/01/2018		5,000,000	5,213,338
4.500%, 12/01/2041		6,000,000	6,521,250
5.155%, 09/01/2035 (P)		54,675	58,540
5.199%, 07/01/2035 (P)		88,759	94,895
			52,695,552
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $103,465,852)			$105,262,063

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.8%
Commercial and residential - 11.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.757%, 09/25/2035 (P)		83,631	73,888
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.068%, 10/25/2034 (P)		150,746	150,496
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.650%, 02/20/2036 (P)		650,397	645,455
Series 2006-J, Class 4A1,
2.824%, 01/20/2047 (P)		93,452	71,645
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.474%, 08/25/2033 (P)		32,483	32,546
Series 2003-7, Class 6A,
2.488%, 10/25/2033 (P)		65,150	65,614
Series 2003-9, Class 2A1,
2.774%, 02/25/2034 (P)		12,254	12,011
Series 2004-2, Class 22A,
2.647%, 05/25/2034 (P)		148,801	142,728
Series 2004-2, Class 23A,
2.483%, 05/25/2034 (P)		59,651	55,455
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		749,417	756,488

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		$148,901	$150,203
Series 2005-4, Class 3A1,
2.611%, 08/25/2035 (P)		369,330	324,230
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		466,941	468,810
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.595%, 09/25/2035 (P)		1,271,231	1,084,670
Series 2005-9, Class 24A1,
2.646%, 11/25/2035 (P)		560,919	437,047
Series 2006-8, Class 3A1,
0.315%, 02/25/2034 (P)		53,819	48,189
Series 2006-6, Class 32A1,
2.541%, 11/25/2036 (P)		1,242,521	851,964
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.506%, 01/26/2036 (P)		670,945	542,986
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.405%, 05/20/2045 (P)		453,542	364,787
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.560%, 02/15/2041 (P)	GBP	878,387	1,363,001
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		$180,484	178,949
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		795,128	786,113
Series 2005-12, Class 2A1,
0.955%, 08/25/2035 (P)(S)		1,052,247	895,327
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		253,477	252,420
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		280,627	280,447
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		102,117	94,212
Series 2005-56, Class 2A2,
2.154%, 11/25/2035 (P)		68,542	58,239
Series 2005-56, Class 2A3,
1.614%, 11/25/2035 (P)		68,496	56,298
Series 2006-OA19, Class A1,
0.335%, 02/20/2047 (P)		1,605,726	1,191,061
Series 2007-11T1, Class A12,
0.505%, 05/25/2037 (P)		293,445	184,839
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		135,484	112,517
Series 2005-81, Class A1,
0.435%, 02/25/2037 (P)		2,968,263	2,327,184
Series 2006-OA1, Class 2A1,
0.365%, 03/20/2046 (P)		941,789	737,502
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.589%, 08/25/2034 (P)		43,026	37,788
Series 2004-22, Class A3,
2.415%, 11/25/2034 (P)		142,276	134,679
Series 2005-R2, Class 1AF1,
0.495%, 06/25/2035 (P)(S)		260,825	231,518
Series 2004-12, Class 12A1,
2.471%, 08/25/2034 (P)		356,722	308,728
Series 2004-25, Class 1A1,
0.485%, 02/25/2035 (P)		152,839	140,356
Series 2004-25, Class 2A1,
0.495%, 02/25/2035 (P)		189,423	170,459
Series 2005-HYB9, Class 5A1,
2.330%, 02/20/2036 (P)		410,487	350,135
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		293,256	266,055
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.248%, 07/25/2033 (P)		11,998	11,901
Series 2003-AR20, Class 2A1,
2.472%, 08/25/2033 (P)		98,820	97,545
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.927%, 12/16/2049 (P)(S)		252,305	268,851
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.257%, 02/20/2044 (P)	GBP	1,230,468	1,956,715
Eurosail PLC, Series 2006-1X, Class A2C
0.718%, 06/10/2044 (P)		1,791,405	2,717,192
First Flexible PLC, Series 7, Class A
0.803%, 09/15/2033 (P)		218,834	338,057
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.673%, 08/25/2035 (P)		$79,773	73,538
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.504%, 11/15/2031 (P)		209,446	194,988
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.654%, 10/18/2054 (P)(S)	GBP	2,900,000	4,584,922
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.925%, 06/25/2034 (P)		$10,855	10,426
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.231%, 06/18/2038 (P)	EUR	1,330,035	1,592,525
Series 2007-1, Class A2A,
0.696%, 03/18/2039 (P)	GBP	1,273,588	1,889,884
Series 2007-1, Class A2B,
0.211%, 03/18/2039 (P)	EUR	1,480,916	1,755,509
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.787%, 10/25/2033 (P)		$9,404	9,195
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.525%, 11/10/2045		3,408,288	410,511
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		51,206	50,328
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.483%, 05/19/2033 (P)		116,495	116,738

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2005-4, Class 3A1,
2.601%, 07/19/2035 (P)		$27,580	$24,991
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.543%, 12/25/2034 (P)		50,284	46,154
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		2,000	2,000
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.989%, 11/25/2033 (P)		74,120	73,825
Series 2006-A1, Class 3A2,
2.609%, 02/25/2036 (P)		676,395	603,249
Series 2007-A1, Class 5A6,
2.575%, 07/25/2035 (P)		227,744	207,723
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.220%, 02/25/2033 (P)		78,328	74,962
Series 2005-2, Class 1A,
1.571%, 10/25/2035 (P)		372,825	361,382
Series 2005-A8, Class A3A2,
0.405%, 08/25/2036 (P)		67,126	64,532
Series 2003-C, Class A1,
0.815%, 06/25/2028 (P)		287,232	274,118
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		914,607	977,493
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.078%, 08/12/2049 (P)		2,000,000	2,190,704
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.302%, 07/12/2044 (P)		1,253,561	1,247,589
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.594%, 12/15/2030 (P)		299,581	285,537
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.605%, 10/07/2020 (P)		2,113,159	2,125,914
Series 2010-R2, Class 2A,
0.625%, 11/05/2020 (P)		14,611,935	14,709,499
Puma Finance PTY, Ltd.
Series 2005-P11, Class BA,
3.040%, 08/22/2037 (P)	AUD	100,254	85,248
Series 2006-G5, Class A1,
0.371%, 02/21/2038 (P)(S)		$285,740	283,640
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1,
0.335%, 06/25/2046 (P)		1,524,665	682,248
Series 2007-QO2, Class A1,
0.305%, 02/25/2047 (P)		325,983	186,391
Series 2006-QO3, Class A1,
0.365%, 04/25/2046 (P)		952,095	482,686
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.555%, 01/25/2046 (P)		368,710	194,837
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
2.957%, 09/25/2035 (P)		$122,834	96,297
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.713%, 06/12/2044 (P)	GBP	796,257	1,178,848
Sequoia Mortgage Trust, Series 5, Class A
0.854%, 10/19/2026 (P)		$86,412	85,052
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.489%, 02/25/2034 (P)		95,986	96,108
Series 2004-1, Class 4A2,
2.489%, 02/25/2034 (P)		527,923	525,809
Series 2004-12, Class 7A1,
2.489%, 09/25/2034 (P)		196,767	194,880
Series 2004-19, Class 2A1,
1.518%, 01/25/2035 (P)		499,669	399,022
Series 2004-4, Class 3A2,
2.462%, 04/25/2034 (P)		206,689	206,959
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.375%, 05/25/2036 (P)		1,250,614	940,609
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.606%, 10/28/2035 (P)(S)		144,650	137,918
Swan Trust, Series 2010-1, Class A
3.920%, 04/25/2041 (P)	AUD	802,355	690,960
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.405%, 06/25/2047 (P)		$218,134	191,350
Series 2007-3, Class 3A1,
1.793%, 06/25/2047 (P)		428,831	379,236
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		438,659	428,114
Torrens Trust, Series 2007-1, Class A
3.060%, 10/19/2038 (P)	AUD	436,708	369,953
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.314%, 11/25/2042 (P)		$189,151	183,168
Series 2003-AR5, Class A7,
2.443%, 06/25/2033 (P)		52,515	53,005
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)		107,467	102,744
Series 2005-AR2, Class 2A1A,
0.465%, 01/25/2045 (P)		167,812	155,861
Series 2006-AR13, Class 2A,
2.167%, 10/25/2046 (P)		1,887,304	1,726,436
Series 2006-AR17, Class 1A1A,
0.924%, 12/25/2046 (P)		295,180	276,871
Series 2006-AR3, Class A1A,
1.114%, 02/25/2046 (P)		631,826	594,633
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.054%, 07/25/2046 (P)		235,166	136,573

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.618%, 09/25/2034 (P)		$105,397	$107,340
			66,958,332
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.306%, 02/25/2045 (P)		158,214	163,071
Federal National Mortgage Association
Series 2003-W6, Class F,
0.505%, 09/25/2042 (P)		287,008	285,608
Series 2004-W2, Class 5AF,
0.505%, 03/25/2044 (P)		171,967	171,867
Series 2005-120, Class NF,
0.255%, 01/25/2021 (P)		15,604	15,598
Series 2006-15, Class FC,
0.285%, 03/25/2036 (P)		184,812	176,121
Series 2006-16, Class FC,
0.455%, 03/25/2036 (P)		695,808	698,870
Series 2006-5, Class 3A2,
2.192%, 05/25/2035 (P)		276,035	285,309
			1,796,444
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $72,253,042)			$68,754,776

ASSET BACKED SECURITIES - 1.1%
Access Group, Inc., Series 2008-1,
Class A
1.533%, 10/27/2025 (P)		1,240,637	1,246,871
Globaldrive Auto Receivables BV,
Series 2011-AA, Class A
0.759%, 04/20/2019 (P)(S)	EUR	117,897	146,745
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.487%, 09/20/2022 (P)		1,000,000	1,216,814
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%, 10/25/2034 (P)		$134,514	121,508
Magi Funding PLC, Series 2010-1A,
Class A
0.429%, 04/11/2021 (P)(S)	EUR	282,483	348,795
Mercator CLO II PLC, Series X, Class A1
0.314%, 02/18/2024 (P)		519,194	638,652
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.383%, 07/25/2023 (P)(S)		$1,400,000	1,397,775
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	871,477	1,074,969
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.490%, 04/15/2020 (P)(S)		$125,487	124,974
SACO I Trust, Series 2005-10, Class 1A
0.675%, 06/25/2036 (P)		133,726	216,317
SLM Student Loan Trust, Series 2003-6,
Class A4
0.434%, 12/17/2018 (P)		56,218	56,204
TOTAL ASSET BACKED SECURITIES (Cost $6,708,120)			$6,589,624

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	58,409
TOTAL COMMON STOCKS (Cost $18,859)			$58,409

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient LLC, 3.714%		6,200	152,086
TOTAL PREFERRED SECURITIES (Cost $69,750)			$152,086

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter on the USD vs JPY
(Expiration Date: 12/12/2014; Strike
Price: $128.85; Counterparty: Citigroup
Global Markets) (I)		22,200,000	22
			22
Put options - 0.0%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		5,000,000	91,341
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,100,000	56,631
			147,972
TOTAL PURCHASED OPTIONS (Cost $662,031)			$147,994

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	526,500
6.875%, 05/02/2018 (I)		4,200,000	624,750
TOTAL ESCROW SHARES (Cost $0)			$1,151,250

CERTIFICATE OF DEPOSIT - 1.4%
Credit Suisse New York
0.614%, 01/28/2016		$4,600,000	4,602,447
Intesa Sanpaolo SpA
1.610%, 04/11/2016 (P)		3,200,000	3,218,454
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,800,000)			$7,820,901

SHORT-TERM INVESTMENTS - 4.8%
Foreign government - 2.5%
Government of Mexico
3.015%, 12/24/2014 *	MXN	350,680,000	2,515,364
3.305%, 12/11/2014 *		1,590,000,000	11,416,208
Hellenic Republic Treasury Bill 2.232%,
12/19/2014 *	EUR	300,000	372,596
			14,304,168
U.S. Government - 0.0%
U.S. Treasury Bills 3.840%, 02/26/2015 *		$18,000	17,999
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Notes
0.114%, 05/22/2015 *		300,000	299,835

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount
Notes (continued)
0.124%, 05/27/2015 *	$500,000	$499,693
		799,528
Repurchase agreement - 2.2%
Repurchase Agreement with Morgan
Stanley dated 11/28/2014 at 0.160% to
be repurchased at $12,000,160 on
12/1/2014, collateralized by
$12,379,900 U.S. Treasury Bonds,
2.875% due 05/15/2043 (valued at
$12,340,284, including interest)	12,000,000	12,000,000
Repurchase Agreement with State
Street Corp. dated 11/28/2014 at
0.000% to be repurchased at $638,000
on 12/01/2014, collateralized by
$600,000 U.S. Treasury Bonds, 3.375%
due 05/15/2044 (valued at $654,780,
including interest).	638,000	638,000
		12,638,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,740,622)		$27,759,695
Total Investments (Global Bond Fund)
(Cost $663,239,283) - 112.0%		$651,154,704
Other assets and liabilities, net - (12.0%)		(69,895,502)
TOTAL NET ASSETS - 100.0%		$581,259,202

SALE COMMITMENTS OUTSTANDING - (8.2)%
United States - (8.2)%
Federal National Mortgage Association
4.000%, TBA (C)	(1,000,000)	(1,067,891)
4.500%, TBA (C)	(37,000,000)	(40,214,375)
4.500%, TBA (C)	(6,000,000)	(6,505,078)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(47,579,532))		$(47,787,344)

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.0%
Australia - 6.4%
Federation Centres	404,458	$951,716
Goodman Group	560,581	2,595,866
Investa Office Fund	717,455	2,152,831
Mirvac Group	900,104	1,342,207
Novion Property Group	308,481	558,401
Scentre Group (I)	1,946,914	5,734,650
Stockland	1,071,918	3,751,271
The GPT Group	150,623	530,232
Westfield Corp. (I)	579,338	4,079,705
		21,696,879
Canada - 3.2%
Allied Properties Real Estate Investment Trust	39,735	1,309,326
Boardwalk Real Estate Investment Trust	16,004	925,391
Calloway Real Estate Investment Trust	38,887	951,176
Canadian Apartment Properties REIT	12,368	279,375
Chartwell Retirement Residences	190,280	2,000,145
First Capital Realty, Inc.	37,574	617,088
H&R Real Estate Investment Trust	105,512	2,085,327
RioCan Real Estate Investment Trust	111,056	2,646,503
		10,814,331
China - 0.2%
China Vanke Company, Ltd. (I)(L)	347,990	706,134
Finland - 0.5%
Citycon OYJ	490,000	1,576,012
France - 2.8%
ICADE	9,400	752,073
Klepierre	83,000	3,723,622
Societe Fonciere Lyonnaise SA	10,500	483,108
Unibail-Rodamco SE	17,500	4,625,782
		9,584,585
Germany - 1.9%
alstria office REIT AG (I)	74,000	926,236
Deutsche Annington Immobilien SE	61,000	1,966,114
Deutsche Wohnen AG	50,000	1,199,122
DIC Asset AG	33,000	307,180
LEG Immobilien AG (I)	18,400	1,364,299
TLG Immobilien AG (I)	55,000	745,448
		6,508,399
Hong Kong - 6.7%
China Overseas Land & Investment, Ltd.	116,000	346,976
Hang Lung Properties, Ltd.	193,000	579,107
Hong Kong Land Holdings, Ltd.	437,000	3,022,452
Hysan Development Company, Ltd.	158,000	731,083
Kerry Properties, Ltd.	487,000	1,745,815
New World Development Company, Ltd.	2,033,466	2,424,548
Sino Land Company, Ltd.	984,000	1,605,783
Sun Hung Kai Properties, Ltd.	347,173	5,067,211
The Link REIT	632,000	4,003,065
The Wharf Holdings, Ltd.	459,900	3,309,844
		22,835,884
Ireland - 0.3%
Hibernia REIT PLC (I)	719,066	1,012,011
Italy - 0.2%
Beni Stabili SpA SIIQ	800,000	556,814
Japan - 11.8%
Global One Real Estate Investment Corp.	296	989,884
Invesco Office J-REIT, Inc.	1,005	882,587
Japan Real Estate Investment Corp.	390	1,924,217
Japan Retail Fund Investment Corp.	1,069	2,225,263
Kenedix Office Investment Corp.	127	699,935
Mitsubishi Estate Company, Ltd.	444,000	10,003,183
Mitsui Fudosan Company, Ltd.	246,000	7,116,758
Mori Hills REIT Investment Corp.	321	450,153
Nippon Accommodations Fund, Inc.	499	1,970,611
Nippon Building Fund, Inc.	613	3,092,033
Nomura Real Estate Office Fund, Inc.	490	2,045,718
NTT Urban Development Corp.	159,800	1,642,079
Premier Investment Corp.	535	2,315,065
Sumitomo Realty &
Development Company, Ltd.	33,000	1,141,187
Tokyo Tatemono Company, Ltd.	449,000	3,583,629
		40,082,302
Jersey, Channel Islands - 0.4%
LXB Retail Properties PLC (I)(L)	600,000	1,329,975

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.5%
GAGFAH SA (I)	90,000	$1,734,324
Norway - 0.2%
Norwegian Property ASA (I)	464,000	658,892
Singapore - 2.9%
Ascendas Real Estate Investment Trust	803,000	1,440,464
CapitaCommercial Trust	860,000	1,110,343
CapitaLand, Ltd.	1,170,500	2,978,969
City Developments, Ltd.	86,000	663,147
Global Logistic Properties, Ltd.	879,000	1,765,312
Keppel REIT	793,000	753,707
Mapletree Industrial Trust	966,000	1,114,912
UOL Group, Ltd.	2,000	10,312
		9,837,166
Spain - 0.4%
Lar Espana Real Estate Socim SA (I)	120,000	1,337,941
Sweden - 0.8%
Castellum AB	19,678	318,427
Fabege AB	113,000	1,486,898
Hufvudstaden AB, A Shares	78,000	1,019,160
		2,824,485
Switzerland - 0.7%
PSP Swiss Property AG (I)	25,000	2,173,483
Swiss Prime Site AG (I)	4,404	339,515
		2,512,998
United Kingdom - 6.1%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	187,440
Capital & Counties Properties PLC	250,368	1,471,473
Great Portland Estates PLC	266,000	2,979,954
Hammerson PLC	345,679	3,357,312
Land Securities Group PLC	171,934	3,185,037
NewRiver Retail, Ltd.	153,000	710,799
Quintain Estates & Development PLC (I)	613,550	903,908
Safestore Holdings PLC	196,500	751,953
St. Modwen Properties PLC	188,201	1,127,465
The British Land Company PLC	378,508	4,534,226
The Unite Group PLC	197,000	1,418,828
		20,628,395
United States - 53.0%
Alexandria Real Estate Equities, Inc.	55,905	4,803,358
American Realty Capital Healthcare Trust, Inc.	126,031	1,427,931
American Realty Capital Properties, Inc.	101,596	955,002
American Residential Properties, Inc. (I)	52,218	927,914
Apartment Investment & Management
Company, Class A	47,027	1,751,756
Associated Estates Realty Corp.	26,263	588,816
AvalonBay Communities, Inc.	66,532	10,697,680
Boston Properties, Inc.	58,747	7,615,961
Brandywine Realty Trust	85,446	1,320,995
Camden Property Trust	42,304	3,243,871
Chesapeake Lodging Trust	49,169	1,664,862
Corporate Office Properties Trust	16,097	452,487
CubeSmart	122,575	2,640,266
DCT Industrial Trust, Inc.	1	17
DiamondRock Hospitality Company	135,217	2,018,790
Digital Realty Trust, Inc.	35,582	2,500,347
Douglas Emmett, Inc.	85,160	2,370,854
Duke Realty Corp.	151,932	2,953,558
DuPont Fabros Technology, Inc.	6,891	224,578
Equity LifeStyle Properties, Inc.	3,815	189,262
Equity Residential	78,295	5,546,418
Essex Property Trust, Inc.	31,008	6,276,329
Extra Space Storage, Inc.	64,421	3,818,233
Federal Realty Investment Trust	43,573	5,780,394
General Growth Properties, Inc.	308,968	8,267,984
HCP, Inc.	190,802	8,547,930
Health Care REIT, Inc.	44,565	3,282,658
Healthcare Realty Trust, Inc.	103,304	2,728,259
Hospitality Properties Trust	43,378	1,327,367
Host Hotels & Resorts, Inc.	145,460	3,380,490
Hudson Pacific Properties, Inc.	82,238	2,312,533
Kimco Realty Corp.	214,336	5,454,851
Lexington Realty Trust	231,534	2,546,874
Liberty Property Trust	100,060	3,540,123
National Retail Properties, Inc.	87,605	3,375,421
Parkway Properties, Inc.	91,879	1,789,803
Pebblebrook Hotel Trust	44,835	1,935,527
Pennsylvania Real Estate Investment Trust	60,039	1,403,111
Post Properties, Inc.	38,773	2,271,322
Prologis, Inc.	155,437	6,571,876
PS Business Parks, Inc.	1,261	102,633
Public Storage	27,493	5,158,512
Realty Income Corp.	38,033	1,767,013
Regency Centers Corp.	35,933	2,209,161
Retail Properties of America, Inc., Class A	86,003	1,382,068
RLJ Lodging Trust	68,748	2,263,872
Senior Housing Properties Trust	42,390	955,047
Simon Property Group, Inc.	86,952	15,720,922
SL Green Realty Corp.	38,002	4,413,552
Spirit Realty Capital, Inc.	147,348	1,725,445
Strategic Hotels & Resorts, Inc. (I)	109,164	1,449,698
The Macerich Company	39,239	3,103,020
Ventas, Inc.	101,123	7,235,351
Vornado Realty Trust	34,557	3,855,179
WP Carey, Inc.	3,017	205,578
		180,052,859
TOTAL COMMON STOCKS (Cost $262,594,156)		$336,290,386

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	36,764	79,925
TOTAL WARRANTS (Cost $0)		$79,925

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	44,105	441,338
TOTAL SECURITIES LENDING
COLLATERAL (Cost $441,331)		$441,338

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $1,453,000 on 12/01/2014,
collateralized by $1,445,000 Federal Home
Loan Bank, 2.875% due 06/14/2024 (valued
at $1,486,616, including interest)	$1,453,000	$1,453,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,000)		$1,453,000
Total Investments (Global Real Estate Fund)
(Cost $264,488,487) - 99.6%		$338,264,649
Other assets and liabilities, net - 0.4%		1,402,901
TOTAL NET ASSETS - 100.0%		$339,667,550

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Consumer staples - 1.9%
Food and staples retailing - 1.9%
CP ALL PCL	490,600	$657,423
CVS Health Corp.	25,800	2,357,088
Diplomat Pharmacy, Inc. (I)	28,100	754,766
Diplomat Pharmacy, Inc. (I)	59,500	1,510,574
Rite Aid Corp. (I)	1,248,000	6,839,040
		12,118,891
		12,118,891
Health care - 92.9%
Biotechnology - 34.1%
Abcam PLC	164,972	1,130,732
ACADIA Pharmaceuticals, Inc. (I)	128,200	3,829,334
Acceleron Pharma, Inc. (I)	54,817	2,123,611
Acorda Therapeutics, Inc. (I)	9,500	346,275
Alexion Pharmaceuticals, Inc. (I)	156,400	30,482,360
Alkermes PLC (I)	175,500	9,656,010
Alnylam Pharmaceuticals, Inc. (I)	3,300	331,815
Array BioPharma, Inc. (I)	381,400	1,537,042
Avalanche Biotechnologies, Inc. (I)	7,700	304,073
Avalanche Biotechnologies, Inc. (I)	31,616	1,216,104
Biogen Idec, Inc. (I)	46,600	14,338,354
BioMarin Pharmaceutical, Inc. (I)	54,500	4,889,740
Bluebird Bio, Inc. (I)	25,400	1,047,242
Calithera Biosciences, Inc. (I)	10,800	115,236
Calithera Biosciences, Inc. (I)	19,261	194,845
Celgene Corp. (I)	63,900	7,264,791
Celladon Corp. (I)	52,800	648,384
Chimerix, Inc. (D)(I)	43,900	1,547,036
Clovis Oncology, Inc. (I)	54,069	2,572,603
Dyax Corp. (I)	86,331	1,212,087
Exelixis, Inc. (I)	343,500	570,210
Fibrogen, Inc. (I)	29,400	665,910
Five Prime Therapeutics, Inc. (I)	18,300	376,248
Gilead Sciences, Inc. (D)(I)	308,700	30,968,784
Immune Design Corp. (I)	18,400	585,304
Incyte Corp. (I)	200,600	15,155,330
Infinity Pharmaceuticals, Inc. (I)	19,400	291,194
Insmed, Inc. (I)	19,700	277,967
Intercept Pharmaceuticals, Inc. (I)	5,300	761,769
Intrexon Corp. (I)	9,600	254,688
Ironwood Pharmaceuticals, Inc. (I)	19,400	268,496
Isis Pharmaceuticals, Inc. (I)	49,300	2,553,247
Neurocrine Biosciences, Inc. (I)	221,200	4,408,516
Novavax, Inc. (I)	302,400	1,614,816
Ophthotech Corp. (I)	27,600	1,190,940
Orexigen Therapeutics, Inc. (I)	293,900	1,701,681
Otonomy, Inc. (I)	10,800	259,308
Pharmacyclics, Inc. (I)	109,000	15,193,510
Portola Pharmaceuticals, Inc. (I)	13,600	382,432
Prothena Corp. PLC (I)	66,187	1,604,373
Puma Biotechnology, Inc. (D)(I)	64,256	14,587,397
Receptos, Inc. (I)	9,200	1,244,760
Regeneron Pharmaceuticals, Inc. (I)	28,775	11,973,565
Sophiris Bio, Inc. (I)	97,486	230,997
Sunesis Pharmaceuticals, Inc. (I)	153,700	359,658
TESARO, Inc. (I)	57,917	1,998,716
Ultragenyx Pharmaceutical, Inc. (I)	23,358	1,018,175
United Therapeutics Corp. (I)	28,906	3,832,068
Vanda Pharmaceuticals, Inc. (I)	131,488	1,713,289
Versartis, Inc. (I)	11,800	212,636
Vertex Pharmaceuticals, Inc. (I)	112,600	13,273,288
		214,316,946
Health care equipment and supplies - 11.5%
Align Technology, Inc. (I)	30,100	1,712,690
Becton, Dickinson and Company	93,200	13,078,756
CareFusion Corp. (I)	27,800	1,644,926
Covidien PLC	101,100	10,211,100
DENTSPLY International, Inc.	63,200	3,474,736
DexCom, Inc. (I)	27,400	1,410,004
EnteroMedics, Inc. (I)	103,200	143,448
GenMark Diagnostics, Inc. (I)	58,600	665,696
GN Store Nord A/S	125,079	2,678,752
HeartWare International, Inc. (I)	15,500	1,139,715
IDEXX Laboratories, Inc. (I)	25,000	3,733,750
Intuitive Surgical, Inc. (I)	20,000	10,355,400
Nevro Corp. (I)	8,300	224,017
Novadaq Technologies, Inc. (I)	19,534	280,313
Oxford Immunotec Global PLC (I)	23,300	304,764
Sirona Dental Systems, Inc. (I)	85,500	7,386,345
St. Jude Medical, Inc.	23,600	1,603,856
Teleflex, Inc.	10,600	1,262,990
The Cooper Companies, Inc.	34,300	5,793,270
Thoratec Corp. (I)	95,671	2,983,978
Tornier NV (I)	88,500	2,362,065
		72,450,571
Health care providers and services - 21.3%
Acadia Healthcare Company, Inc. (I)	23,200	1,438,632
Adeptus Health, Inc., Class A (I)	9,300	283,092
Aetna, Inc.	231,600	20,204,784
Air Methods Corp. (I)	51,387	2,280,555
Arseus NV	31,486	1,296,053
Cardinal Health, Inc.	38,200	3,139,658
Centene Corp. (I)	9,600	948,192
Cigna Corp.	50,400	5,185,656
Community Health Systems, Inc. (I)	28,600	1,346,488
DaVita HealthCare Partners, Inc. (I)	71,800	5,494,854
Envision Healthcare Holdings, Inc. (I)	24,700	873,392
HCA Holdings, Inc. (I)	154,200	10,746,198
Henry Schein, Inc. (I)	33,600	4,609,920
Humana, Inc.	101,000	13,934,970
McKesson Corp.	95,600	20,148,656

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Mediclinic International, Ltd.	98,402	$834,889
MEDNAX, Inc. (I)	42,400	2,775,504
MWI Veterinary Supply, Inc. (I)	6,500	1,062,230
Odontoprev SA	164,600	608,824
Team Health Holdings, Inc. (I)	35,900	2,052,044
UnitedHealth Group, Inc.	195,400	19,272,302
Universal Health Services, Inc., Class B	67,100	7,020,002
WellCare Health Plans, Inc. (I)	26,900	1,983,606
WellPoint, Inc. (I)	49,900	6,382,709
		133,923,210
Health care technology - 0.9%
athenahealth, Inc. (I)	26,900	3,155,370
Castlight Health, Inc., B Shares (I)	75,686	940,777
HMS Holdings Corp. (I)	37,900	790,594
Veeva Systems, Inc., Class A (I)	30,700	1,008,495
		5,895,236
Life sciences tools and services - 2.8%
Agilent Technologies, Inc.	244,534	10,451,383
Bruker Corp. (I)	82,700	1,586,186
Illumina, Inc. (I)	6,800	1,298,052
Mettler-Toledo International, Inc. (I)	6,400	1,876,864
Thermo Fisher Scientific, Inc.	18,400	2,378,936
		17,591,421
Pharmaceuticals - 22.3%
AbbVie, Inc.	167,700	11,604,840
Achaogen, Inc. (I)	18,900	174,258
Actavis PLC (I)	74,575	20,180,741
Allergan, Inc.	114,700	24,533,183
Aspen Pharmacare Holdings, Ltd.	85,699	3,093,254
Astellas Pharma, Inc.	110,200	1,585,631
AVANIR Pharmaceuticals, Inc., Class A (I)	532,572	7,945,974
Bristol-Myers Squibb Company	52,800	3,117,840
Catalent, Inc. (I)	49,800	1,433,742
China Medical System Holdings, Ltd.	1,125,100	1,901,017
Eli Lilly & Company	150,700	10,265,684
Flamel Technologies SA (I)	49,800	711,642
Horizon Pharma, Inc. (I)	36,500	466,470
Jazz Pharmaceuticals PLC (I)	12,500	2,213,625
Mallinckrodt PLC (I)	17,883	1,649,170
Merck & Company, Inc.	50,800	3,068,320
Natco Pharma, Ltd.	14,945	328,970
Novartis AG, ADR	28,089	2,812,196
Pacira Pharmaceuticals, Inc. (I)	66,200	6,218,166
Relypsa, Inc. (I)	9,000	224,010
Salix Pharmaceuticals, Ltd. (I)	30,600	3,142,314
Supernus Pharmaceuticals, Inc. (I)	40,700	360,602
Takeda Pharmaceutical Company, Ltd.	51,600	2,161,971
Teva Pharmaceutical Industries, Ltd., ADR	135,600	7,726,488
The Medicines Company (I)	73,400	1,967,854
Theravance Biopharma, Inc. (I)	11,100	175,602
Valeant Pharmaceuticals International, Inc. (I)	128,700	18,719,415
Zeneca, Inc. (I)	33,315	59,967
Zoetis, Inc.	44,600	2,003,878
ZS Pharma, Inc. (I)	12,100	519,816
		140,366,640
		584,544,024
Industrials - 2.6%
Industrial conglomerates - 2.3%
Danaher Corp.	174,700	14,597,932
Professional services - 0.3%
The Advisory Board Company (I)	46,130	1,965,138
		16,563,070
Information technology - 1.4%
Electronic equipment, instruments and components - 1.4%
FEI Company	47,600	4,076,464
Keysight Technologies, Inc. (I)	123,717	4,354,838
		8,431,302
		8,431,302
TOTAL COMMON STOCKS (Cost $385,839,118)		$621,657,287

PREFERRED SECURITIES - 0.2%
Health care - 0.1%
Bellicum Pharmaceuticals, Inc. (I)(R)	41,506	226,208
Seres Health, Inc. (I)(R)	18,389	223,669
Spark Therapeutics, Inc. (I)(R)	94,307	151,834
		601,711
Information technology - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $908,979)		$908,979

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	104,875
TOTAL CONVERTIBLE BONDS (Cost $100,948)		$104,875

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	10,400	45,760
TOTAL RIGHTS (Cost $26,000)		$45,760

SHORT-TERM INVESTMENTS - 3.1%
Money market funds - 3.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	6,557,756	6,557,756
T. Rowe Price Prime Reserve Investment
Fund, 0.0593% (Y)	12,682,382	12,682,382
TOTAL SHORT-TERM INVESTMENTS (Cost $19,240,138)		$19,240,138
Total Investments (Health Sciences Fund)
(Cost $406,115,183) - 102.1%		$641,957,039
Other assets and liabilities, net - (2.1%)		(12,914,084)
TOTAL NET ASSETS - 100.0%		$629,042,955

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	3,894,000	$1,517,168

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	$1,357,283
Venezuela - 0.2%
Republic of Venezuela
5.750%, 02/26/2016		$577,000	461,600
7.650%, 04/21/2025		949,000	483,990
8.250%, 10/13/2024		810,000	423,630
9.375%, 01/13/2034		568,000	304,448
12.654%, 04/15/2020 (Z)		305,000	45,750
			1,719,418
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,017,978)			$4,593,869

CORPORATE BONDS - 89.2%
Consumer discretionary - 15.6%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		1,420,000	1,281,550
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		587,720	557,617
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		3,081,399	2,894,584
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		810,000	648,000
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020 (S)		1,590,000	1,558,200
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		4,250,000	3,883,438
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,000,000	2,145,000
CCO Holdings LLC
8.125%, 04/30/2020		1,700,000	1,802,000
CCOH Safari LLC
5.500%, 12/01/2022		1,090,000	1,102,263
5.750%, 12/01/2024		1,780,000	1,791,125
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)		1,300,000	1,261,000
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		655,000	650,088
Chrysler Group LLC
8.250%, 06/15/2021		700,000	780,500
CST Brands, Inc.
5.000%, 05/01/2023		1,080,000	1,088,100
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,799,850
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,800,000	1,845,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)		1,070,000	1,126,282
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		1,970,000	1,615,400
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,116,000
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,063,394
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	7,500
GameStop Corp.
5.500%, 10/01/2019 (S)		1,850,000	1,859,250
General Motors Financial Company, Inc.
4.375%, 09/25/2021		2,090,000	2,165,763
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		1,900,000	1,833,500
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,740,000	1,770,450
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		6,240,000	4,102,800
iHeartCommunications, Inc.
10.000%, 01/15/2018		2,170,000	1,730,575
Interactive Data Corp.
5.875%, 04/15/2019 (S)		830,000	833,113
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,500,000	2,587,500
Landry’s, Inc.
9.375%, 05/01/2020 (S)		2,500,000	2,659,375
LKQ Corp.
4.750%, 05/15/2023		3,500,000	3,395,000
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	563,882
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$2,000,000	1,930,000
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		2,000,000	2,065,000
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,726,644
MGM Resorts International
6.625%, 12/15/2021		1,330,000	1,419,775
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	2,200,950
Monitronics International, Inc.
9.125%, 04/01/2020		3,213,000	3,180,870
Murphy Oil USA, Inc.
6.000%, 08/15/2023		1,790,000	1,892,925
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,500,000	1,616,250
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		5,171,059	5,817,441
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		500,000	512,500
Numericable Group SA
6.000%, 05/15/2022 (S)		3,830,000	3,890,399
6.250%, 05/15/2024 (S)		230,000	234,313
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	845,248
Schaeffler Holding Finance BV, PIK
6.750%, 11/15/2022 (S)		$2,280,000	2,405,400
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,251,018
Service Corp. International
7.500%, 04/01/2027		$1,300,000	1,469,000
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		3,845,000	3,864,225
Standard Pacific Corp.
5.875%, 11/15/2024		910,000	914,550
6.250%, 12/15/2021		1,050,000	1,099,875
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	695,500
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		970,000	974,850
The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Taylor Morrison Communities, Inc. (continued)
7.750%, 04/15/2020 (S)		$662,000	$708,340
The William Carter Company
5.250%, 08/15/2021		1,450,000	1,504,375
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	540,000
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,686,491
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		$500,000	550,000
8.500%, 05/15/2021 (S)		1,000,000	1,075,000
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		2,160,000	2,262,600
6.375%, 04/15/2023 (S)		780,000	830,700
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		1,000,000	1,032,500
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,095,600
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		2,300,000	2,231,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		4,090,000	4,090,000
			114,131,438
Consumer staples - 5.8%
Alliance One International, Inc.
9.875%, 07/15/2021		1,750,000	1,658,125
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		3,390,000	3,237,450
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	2,014,875
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		3,560,000	3,769,150
Constellation Brands, Inc.
4.250%, 05/01/2023		1,012,000	1,008,256
4.750%, 11/15/2024		3,090,000	3,151,800
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021		2,400,000	2,832,000
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,800,000	1,804,500
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)		1,900,000	1,876,250
HJ Heinz Company
4.250%, 10/15/2020		1,380,000	1,397,388
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		5,490,000	5,359,613
Pactiv LLC
7.950%, 12/15/2025		3,400,000	3,536,000
8.375%, 04/15/2027		1,170,000	1,234,350
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		1,500,000	1,543,125
8.250%, 02/15/2021		1,000,000	1,043,750
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		3,220,000	3,276,350
The Whitewave Foods Company
5.375%, 10/01/2022		1,425,000	1,496,250
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)		1,800,000	1,876,500
			42,115,732
Energy - 17.1%
Access Midstream Partners LP
4.875%, 05/15/2023		2,565,000	2,616,300
6.125%, 07/15/2022		780,000	826,800
Antero Resources Corp.
5.125%, 12/01/2022 (S)		2,350,000	2,279,500
Arch Coal, Inc.
7.000%, 06/15/2019		2,240,000	901,600
9.875%, 06/15/2019		2,370,000	1,042,800
Atlas Pipeline Partners LP
4.750%, 11/15/2021		900,000	882,000
5.875%, 08/01/2023		400,000	412,000
Berry Petroleum Company LLC
6.375%, 09/15/2022		1,300,000	1,118,000
6.750%, 11/01/2020		1,000,000	920,000
California Resources Corp.
6.000%, 11/15/2024 (S)		2,310,000	2,060,231
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)		1,500,000	1,417,500
7.625%, 01/15/2022		1,000,000	995,000
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020 (S)		1,120,000	1,136,800
CGG SA
6.500%, 06/01/2021		2,500,000	2,225,000
Chesapeake Energy Corp.
4.875%, 04/15/2022		500,000	495,000
6.125%, 02/15/2021		2,000,000	2,165,000
6.625%, 08/15/2020		1,080,000	1,190,700
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024		1,793,000	1,752,658
Comstock Resources, Inc.
9.500%, 06/15/2020		1,860,000	1,836,750
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)		1,530,000	1,526,175
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)		4,210,734	3,684,392
Crestwood Midstream Partners LP
6.125%, 03/01/2022		2,200,000	2,189,000
EXCO Resources, Inc.
8.500%, 04/15/2022		2,000,000	1,705,000
First Wind Capital LLC
10.250%, 06/01/2018 (S)		2,370,000	2,559,600
Foresight Energy LLC
7.875%, 08/15/2021 (S)		1,975,000	2,049,063
FTS International, Inc.
6.250%, 05/01/2022 (S)		2,370,000	1,943,400
Gulfport Energy Corp.
7.750%, 11/01/2020 (S)		810,000	826,200
Halcon Resources Corp.
8.875%, 05/15/2021		4,200,000	3,234,000
9.750%, 07/15/2020		2,050,000	1,568,250
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)		2,030,000	1,025,150
7.500%, 10/01/2021 (S)		5,430,000	2,796,450
8.750%, 07/15/2021 (S)		1,010,000	464,600
10.250%, 04/01/2019 (S)		10,000	6,100
Hiland Partners LP
5.500%, 05/15/2022 (S)		2,040,000	1,948,200
7.250%, 10/01/2020 (S)		1,780,000	1,860,100
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)		1,540,000	1,293,600
Key Energy Services, Inc.
6.750%, 03/01/2021		2,000,000	1,540,000
Kinder Morgan, Inc.
7.750%, 01/15/2032		1,690,000	2,136,160

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC
6.500%, 09/15/2021		$1,000,000	$865,000
Magnum Hunter Resources Corp.
9.750%, 05/15/2020		4,000,000	3,800,000
MarkWest Energy Partners LP
4.875%, 12/01/2024		3,530,000	3,477,050
MEG Energy Corp.
6.500%, 03/15/2021 (S)		1,800,000	1,656,000
7.000%, 03/31/2024 (S)		1,700,000	1,542,750
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)		3,490,000	2,443,000
Murray Energy Corp.
9.500%, 12/05/2020 (S)		2,650,000	2,795,750
Natural Resource Partners LP
9.125%, 10/01/2018		1,420,000	1,434,200
New Gulf Resources LLC
11.750%, 05/15/2019		3,170,000	2,789,600
Pacific Drilling SA
5.375%, 06/01/2020 (S)		1,000,000	790,000
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)		1,090,000	1,002,800
Parker Drilling Company
6.750%, 07/15/2022		2,180,000	1,700,400
Parsley Energy LLC
7.500%, 02/15/2022 (S)		2,200,000	2,147,750
Petrobras Global Finance BV
4.375%, 05/20/2023		2,700,000	2,493,612
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,436,500
QEP Resources, Inc.
5.250%, 05/01/2023		1,000,000	940,000
5.375%, 10/01/2022		1,910,000	1,814,500
6.875%, 03/01/2021		810,000	850,500
Quicksilver Resources, Inc.
11.000%, 07/01/2021		2,200,000	1,034,000
Regency Energy Partners LP
4.500%, 11/01/2023		1,880,000	1,767,200
5.000%, 10/01/2022		1,520,000	1,489,600
Rice Energy, Inc.
6.250%, 05/01/2022 (S)		3,160,000	3,033,600
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		2,680,000	2,773,800
6.875%, 04/15/2040 (S)		610,000	695,858
RSP Permian, Inc.
6.625%, 10/01/2022 (S)		1,390,000	1,351,775
Samson Investment Company
9.750%, 02/15/2020		3,670,000	2,119,425
Sanchez Energy Corp.
7.750%, 06/15/2021		4,120,000	4,058,200
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,513,000
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		2,331,000	2,062,935
Summit Midstream Holdings LLC
5.500%, 08/15/2022		2,900,000	2,871,000
7.500%, 07/01/2021		1,430,000	1,544,400
Targa Resources Partners LP
5.250%, 05/01/2023		1,220,000	1,244,400
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		980,000	911,400
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,800,000	1,831,500
6.250%, 10/15/2022 (S)		180,000	183,600
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	330,291
			125,424,475
Financials - 7.8%
Ally Financial, Inc.
8.000%, 03/15/2020 to 11/01/2031		$1,436,000	1,777,785
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,283,330
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,103,750
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		1,140,000	1,185,459
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,310,000	1,323,100
CBRE Services, Inc.
5.250%, 03/15/2025		2,100,000	2,178,750
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,990,000	5,141,343
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		4,790,000	4,758,865
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	619,606
7.500%, 07/08/2026		720,000	1,186,495
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$2,745,000	2,388,150
CTR Partnership LP
5.875%, 06/01/2021		3,700,000	3,774,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,267,350
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	520,000
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,710,000	1,658,700
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		2,360,000	2,413,100
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,186,680
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,516,988
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	2,040,150
Navient Corp.
5.875%, 10/25/2024		2,150,000	2,090,875
Novo Banco SA
5.875%, 11/09/2015	EUR	1,100,000	1,354,117
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)		850,000	1,108,046
The Geo Group, Inc.
5.875%, 10/15/2024		$2,100,000	2,142,000
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,951,750

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		$2,000,000	$2,340,000
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	963,244
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 Year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	5,160,000	5,140,997
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,600,000	1,536,000
			56,950,630
Health care - 4.1%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		1,469,000	1,674,660
Centene Corp.
4.750%, 05/15/2022		1,050,000	1,060,500
DJO Finance LLC
9.875%, 04/15/2018		3,230,000	3,406,035
ExamWorks Group, Inc.
9.000%, 07/15/2019		3,596,000	3,829,740
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		2,520,000	2,526,300
5.875%, 01/31/2022 (S)		2,000,000	2,165,000
HCA, Inc.
5.000%, 03/15/2024		1,110,000	1,123,875
IASIS Healthcare LLC
8.375%, 05/15/2019		5,000,000	5,250,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		3,000,000	3,090,000
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	388,522
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	493,892
9.000%, 04/15/2019		480,000	640,725
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		$2,110,000	2,152,200
Universal Hospital Services, Inc.
7.625%, 08/15/2020		2,130,000	1,927,650
			29,729,099
Industrials - 20.4%
AECOM Technology Corp.
5.875%, 10/15/2024 (S)		2,000,000	2,115,000
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		40,000	40,500
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,188,410
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		1,800,000	1,822,500
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,432,226	1,468,032
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,312,900
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,786,712	2,842,446
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,310,000	2,333,100
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		2,510,000	2,648,050
6.500%, 07/15/2022 (S)		500,000	536,250
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,627,000
Astaldi SpA
7.125%, 12/01/2020	EUR	300,000	386,129
7.125%, 12/01/2020 (S)		1,470,000	1,892,030
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,000,000	2,512,500
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,821,400
CMA CGM SA
8.875%, 04/15/2019 (S)	EUR	900,000	1,173,449
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$299,701	310,191
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		360,886	383,441
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		34,443	37,629
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,214,080	1,411,368
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,387,105	1,567,428
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		588,033	652,717
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		3,680,000	3,891,600
Ducommun, Inc.
9.750%, 07/15/2018		2,414,000	2,613,155
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		3,910,000	3,714,500
Erickson, Inc.
8.250%, 05/01/2020 (L)		5,018,000	4,716,920
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	181,917
11.500%, 05/15/2017 (S)		1,480,000	2,079,546
11.500%, 05/15/2017		400,000	562,039
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,271,500
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,290,000	1,319,025
Garda World Security Corp.
7.250%, 11/15/2021 (S)		1,230,000	1,230,000
Griffon Corp.
5.250%, 03/01/2022		4,060,000	3,882,375
H&E Equipment Services, Inc.
7.000%, 09/01/2022		1,700,000	1,806,250
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,726,500
Horizon Lines LLC
11.000%, 10/15/2016		2,020,000	2,040,200
Horizon Lines LLC, PIK
15.000%, 10/15/2016		2,068,450	2,063,279

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)		$2,510,000	$2,550,788
IHS, Inc.
5.000%, 11/01/2022 (S)		830,000	842,450
International Lease Finance Corp.
4.625%, 04/15/2021		960,000	976,800
8.250%, 12/15/2020		2,620,000	3,176,750
8.625%, 01/15/2022		2,470,000	3,062,800
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,590,000
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		4,250,000	4,505,000
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,240,000	1,373,300
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,500,000	1,477,500
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,171,038
KLX, Inc.
5.875%, 12/01/2022 (S)		$1,640,000	1,668,700
KP Germany Erste GmbH
11.625%, 07/15/2017	EUR	630,000	855,836
11.625%, 07/15/2017 (S)		870,000	1,181,868
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		870,000	1,179,164
8.750%, 12/15/2020		825,000	1,118,173
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$1,620,000	1,603,800
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,100,000	4,059,000
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,500,000	1,518,750
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		3,180,000	3,243,600
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	3,067,500
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,842,300
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		2,415,000	2,463,300
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	1,930,500
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,559,350
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,068,591
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)		200,000	258,016
Triumph Group, Inc.
5.250%, 06/01/2022		$1,410,000	1,424,100
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	3,103,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,800,000	2,842,000
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		840,000	831,600
United Rentals North America, Inc.
5.750%, 11/15/2024		1,300,000	1,348,750
7.625%, 04/15/2022		2,500,000	2,762,500
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,621,382	1,730,825
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,119,250
Watco Companies LLC
6.375%, 04/01/2023 (S)		1,350,000	1,373,625
WESCO Distribution, Inc.
5.375%, 12/15/2021		1,230,000	1,253,063
West Corp.
5.375%, 07/15/2022 (S)		3,500,000	3,342,500
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		1,930,000	2,050,625
			149,707,988
Information technology - 1.9%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,000,000	1,067,500
6.125%, 09/15/2023 (S)		1,400,000	1,522,500
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,125,000
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		1,460,000	1,449,050
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	250,000	331,069
8.000%, 01/15/2021		350,000	473,365
8.000%, 01/15/2021 (S)		350,000	473,365
Equinix, Inc.
5.375%, 01/01/2022		$1,470,000	1,477,350
5.750%, 01/01/2025		1,480,000	1,491,100
First Data Corp.
11.750%, 08/15/2021		2,058,000	2,382,135
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		2,340,000	2,375,100
			14,167,534
Materials - 8.1%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		900,000	967,500
Appvion, Inc.
9.000%, 06/01/2020 (S)		4,630,000	3,379,900
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (L)(S)		2,050,000	2,111,500
Ardagh Packaging Finance PLC
6.750%, 01/31/2021 (S)		390,000	397,800
9.125%, 10/15/2020 (S)		4,130,000	4,429,425
9.250%, 10/15/2020 (S)	EUR	830,000	1,104,907
Axiall Corp.
4.875%, 05/15/2023		$1,650,000	1,596,375
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,400,000	2,064,000
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,600,000	1,648,000
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	540,400
Coeur Mining, Inc.
7.875%, 02/01/2021		3,620,000	2,841,700
Coveris Holdings SA
7.875%, 11/01/2019 (S)		3,500,000	3,631,250
Eagle Spinco, Inc.
4.625%, 02/15/2021		1,000,000	961,250
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,010,000	1,045,350

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Evraz Group SA
6.750%, 04/27/2018 (S)		$3,200,000	$2,806,022
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		3,000,000	2,685,000
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,964,250
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,502,450
Hercules, Inc.
6.500%, 06/30/2029		790,000	728,775
Hexion US Finance Corp.
8.875%, 02/01/2018		1,862,000	1,759,590
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,568,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,610,326
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	490,500
Prince Mineral Holding Corp.
12.000%, 12/15/2019 (S)		850,000	926,500
Resolute Forest Products, Inc.
5.875%, 05/15/2023		1,370,000	1,308,350
Ryerson, Inc.
9.000%, 10/15/2017		2,870,000	2,927,400
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		1,600,000	1,296,000
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		1,000,000	1,071,250
12.500%, 05/01/2019		2,600,000	2,756,000
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		3,440,000	3,311,000
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,600,000	2,535,000
			58,965,770
Telecommunication services - 5.7%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,314,444
CenturyLink, Inc.
5.800%, 03/15/2022		1,390,000	1,459,500
6.450%, 06/15/2021		1,250,000	1,362,500
6.750%, 12/01/2023		870,000	965,700
Cogent Communications Holdings, Inc.
8.375%, 02/15/2018 (S)		2,100,000	2,205,000
Level 3 Financing, Inc.
7.000%, 06/01/2020		2,000,000	2,137,500
8.625%, 07/15/2020		2,000,000	2,175,000
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,224,641
Sprint Capital Corp.
6.875%, 11/15/2028		$3,870,000	3,628,125
8.750%, 03/15/2032		13,010,000	13,676,763
Sprint Corp.
7.875%, 09/15/2023		390,000	408,525
tw telecom holdings, Inc.
6.375%, 09/01/2023		1,625,000	1,852,500
Vimpel Communications OJSC
8.250%, 05/23/2016		1,000,000	1,015,000
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,579,500
Windstream Corp.
7.500%, 04/01/2023		4,000,000	4,070,000
			42,074,698
Utilities - 2.7%
Calpine Corp.
6.000%, 01/15/2022 (S)		3,500,000	3,736,250
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		590,946	605,720
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		2,538,037	2,779,150
NGL Energy Partners LP
5.125%, 07/15/2019 (S)		1,440,000	1,396,800
6.875%, 10/15/2021 (S)		2,030,000	2,050,300
NRG REMA LLC
9.237%, 07/02/2017		3,064,761	3,248,646
9.681%, 07/02/2026		4,585,000	4,951,800
Red Oak Power LLC
9.200%, 11/30/2029		720,000	792,000
			19,560,666
TOTAL CORPORATE BONDS (Cost $679,048,777)			$652,828,030

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Deutsche Postbank Funding Trust IV
(5.983% to 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,370,904
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,329,410)			$1,370,904

CONVERTIBLE BONDS - 0.3%
Materials - 0.2%
Mirabela Nickel, Ltd.
9.500%, 06/20/2019 (S)		$1,993,000	1,594,400
Telecommunication services - 0.1%
Axtel SAB de CV (8.000% to 01/31/2015,
then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	286,233
TOTAL CONVERTIBLE BONDS (Cost $2,407,542)			$1,880,633

TERM LOANS (M) - 3.6%
Consumer discretionary - 1.5%
AP NMT Acquisition BV
10.000%, 08/13/2022		$2,950,000	2,861,500
CWGS Group LLC
5.750%, 02/20/2020		3,375,500	3,364,952
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,369,250
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	715,163
Toms Shoes LLC
6.500%, 10/28/2020		1,200,000	1,092,000
William Lyon Homes, Inc.
7.750%, 08/12/2022		171,173	171,173
			10,574,038
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	957,875

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Financials - 0.2%
TPF II LC LLC
5.500%, 10/02/2021	$1,510,000	$1,519,438
Health care - 1.2%
CRC Health Corp.
9.000%, 09/28/2021	2,210,000	2,262,488
Immucor, Inc.
5.000%, 08/17/2018	1,174,009	1,176,211
Physiotherapy Associates Holdings, Inc.
11.000%, 01/02/2017	2,450,000	2,431,625
Radnet Management, Inc.
8.000%, 03/25/2021	2,840,000	2,832,900
		8,703,224
Industrials - 0.2%
Intelligrated, Inc.
4.503%, 07/30/2018	1,772,961	1,757,447
Information technology - 0.3%
Kronos, Inc.
9.750%, 04/30/2020	1,810,000	1,864,300
Materials - 0.1%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019	810,000	807,975
TOTAL TERM LOANS (Cost $26,097,359)		$26,184,297

COMMON STOCKS - 2.8%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	0
Ford Motor Company	124,503	1,958,432
New Cotai LLC (I)	11	306,217
PB Investors II LLC (I)	110,176	1
		2,264,650
Financials - 1.6%
Citigroup, Inc.	99,793	5,385,828
JPMorgan Chase & Company	48,826	2,937,372
KCAD Holdings I, Ltd. (I)	752,218,031	3,174,360
Realogy Holdings Corp. (I)	5,102	234,794
		11,732,354
Health care - 0.2%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	1,307,450
Industrials - 0.6%
DeepOcean Group Holdings AS (I)	151,066	3,414,092
Horizon Lines, Inc., Class A (I)	1,454,827	931,089
		4,345,181
Materials - 0.1%
LyondellBasell Industries NV, Class A	7,952	627,095
Mirabela Nickel, Ltd. (I)	5,975,613	177,159
		804,254
TOTAL COMMON STOCKS (Cost $25,821,400)		$20,453,889

PREFERRED SECURITIES - 1.3%
Energy - 0.1%
Rex Energy Corp., 6.000%	13,900	973,070
Financials - 1.2%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	321,500	8,500,460
TOTAL PREFERRED SECURITIES (Cost $9,245,717)		$9,473,530

ESCROW CERTIFICATES - 0.0%
Dynegy Roseton LLC
7.670%, 08/11/2016 (I)	1,820,000	0
TOTAL ESCROW CERTIFICATES (Cost $903,859)		$0

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	335,265
TOTAL WARRANTS (Cost $118,257)		$335,265

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	727,629	7,281,022
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,281,241)		$7,281,022

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	$3,711,945	3,711,945
Repurchase agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 11/28/2014 at
0.000% to be repurchased at $186,303
on 12/01/2014, collateralized by
$187,200 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $189,372,
including interest)	186,303	186,303
TOTAL SHORT-TERM INVESTMENTS (Cost $3,898,248)		$3,898,248
Total Investments (High Yield Fund)
(Cost $762,169,788) - 99.5%		$728,299,687
Other assets and liabilities, net - 0.5%		3,811,463
TOTAL NET ASSETS - 100.0%		$732,111,150

International Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Argentina - 1.4%
MercadoLibre, Inc.	87,600	$12,346,344
Australia - 1.2%
Cochlear, Ltd.	56,222	3,323,727
Fortescue Metals Group, Ltd.	2,915,173	7,273,523
		10,597,250
Brazil - 0.5%
Vale SA, ADR	533,500	4,145,295
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	152,700	3,848,040
China - 13.2%
Alibaba Group Holding, Ltd., ADR (I)	93,814	10,473,395
Baidu, Inc., ADR (I)	188,000	46,080,680
JD.com, Inc., ADR (I)	150,900	3,549,168
New Oriental Education & Technology
Group, ADR (I)	253,700	5,611,844
Tencent Holdings, Ltd.	2,786,700	44,708,109

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Youku Tudou, Inc., ADR (I)	153,856	$2,846,336
		113,269,532
Denmark - 3.4%
Chr. Hansen Holding A/S	113,514	4,798,952
Novo Nordisk A/S, B Shares	317,613	14,456,523
Novozymes A/S, B Shares	216,123	9,500,922
		28,756,397
France - 4.7%
Essilor International SA	45,265	5,082,184
Kering	83,923	17,331,910
L’Oreal SA	105,914	18,067,861
		40,481,955
Germany - 3.0%
Aixtron SE NA (I)	250,539	2,967,718
HeidelbergCement AG	73,580	5,569,563
MorphoSys AG (I)	10,159	999,342
Rocket Internet AG (I)	101,066	6,508,991
SMA Solar Technology AG (I)	58,021	1,522,564
Volkswagen AG	34,138	7,724,119
		25,292,297
Hong Kong - 4.5%
AIA Group, Ltd.	5,182,200	29,879,271
Belle International Holdings, Ltd.	977,000	1,111,787
Hong Kong Exchanges & Clearing, Ltd.	342,128	7,439,795
		38,430,853
Ireland - 1.6%
Bank of Ireland (I)	22,736,508	9,348,325
James Hardie Industries PLC	452,708	4,655,029
		14,003,354
Italy - 4.4%
Exor SpA	229,248	10,207,889
UniCredit SpA	3,667,867	27,091,237
		37,299,126
Japan - 10.7%
Gree, Inc.	253,600	1,699,633
M3, Inc.	397,400	6,822,196
Rakuten, Inc.	1,411,400	19,024,505
Sanrio Company, Ltd.	134,400	3,533,732
SBI Holdings, Inc.	396,000	4,574,863
SMC Corp.	60,800	16,700,040
SoftBank Corp.	568,100	37,846,682
Yaskawa Electric Corp.	114,400	1,487,962
		91,689,613
Norway - 1.1%
Schibsted ASA	137,392	9,037,224
Peru - 1.6%
Credicorp, Ltd., ADR	84,413	13,983,858
Portugal - 0.3%
Jeronimo Martins SGPS SA	278,393	2,831,180
Russia - 0.9%
Magnit OJSC, GDR (I)	92,625	5,345,255
Mail.ru Group, Ltd., GDR (I)	89,691	2,075,644
		7,420,899
Singapore - 0.4%
Singapore Exchange, Ltd.	626,000	3,513,160
South Korea - 2.2%
Celltrion, Inc. (I)	127,925	4,597,352
NAVER Corp.	20,332	13,849,528
		18,446,880
Spain - 9.5%
Banco Popular Espanol SA	4,975,533	27,318,919
Banco Santander SA	1,494,344	13,448,241
Distribuidora Internacional de Alimentacion SA	943,416	6,549,131
Inditex SA	1,170,927	34,090,659
		81,406,950
Sweden - 10.2%
Alfa Laval AB	392,447	7,810,576
Atlas Copco AB, A Shares	811,475	23,400,572
Elekta AB, B Shares	687,425	7,000,381
Investment AB Kinnevik, B Shares	626,281	21,731,745
Sandvik AB	599,857	6,280,962
Svenska Handelsbanken AB, A Shares	315,094	15,371,549
Volvo AB, B Shares	486,437	5,318,446
		86,914,231
Switzerland - 5.3%
Cie Financiere Richemont SA	204,080	19,169,468
Geberit AG	25,913	9,016,857
Syngenta AG	40,817	13,448,148
The Swatch Group AG, BR Shares	7,511	3,708,620
		45,343,093
Turkey - 2.3%
BIM Birlesik Magazalar AS	322,878	7,178,676
Turkiye Garanti Bankasi AS	2,886,963	12,690,386
		19,869,062
United Kingdom - 15.6%
Aggreko PLC	553,021	13,218,715
ARM Holdings PLC	1,394,941	19,871,200
ASOS PLC (I)	97,351	3,702,877
Fiat Chrysler Automobiles NV (I)	2,835,939	35,405,211
Meggitt PLC	1,060,979	8,324,699
Ocado Group PLC (I)	873,742	4,423,285
Prudential PLC	950,790	22,948,510
Rolls-Royce Holdings PLC (I)	1,098,369	14,416,511
Standard Chartered PLC	733,928	10,730,440
		133,041,448
TOTAL COMMON STOCKS (Cost $695,756,257)		$841,968,041

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE	95,019	8,273,527
United Kingdom - 0.0%
Rolls-Royce Holdings PLC, C Shares (I)	98,853,210	154,410
TOTAL PREFERRED SECURITIES (Cost $5,743,831)		$8,427,937

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	3,297,609	3,297,609
TOTAL SHORT-TERM INVESTMENTS (Cost $3,297,609)		$3,297,609
Total Investments (International Growth Opportunities Fund)
(Cost $704,797,697) - 99.9%		$853,693,587
Other assets and liabilities, net - 0.1%		1,164,775
TOTAL NET ASSETS - 100.0%		$854,858,362

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.9%
Australia - 3.6%
Amcor, Ltd.	1,250,966	$12,923,110
Brambles, Ltd.	823,971	6,803,027
CSL, Ltd.	69,511	4,875,303
		24,601,440
Belgium - 1.5%
Anheuser-Busch InBev NV	89,892	10,565,699
Brazil - 4.2%
Banco Bradesco SA, ADR	896,101	13,871,643
BM&F Bovespa SA	2,214,400	9,068,217
BRF SA	226,789	5,896,620
		28,836,480
Canada - 7.6%
Agrium, Inc.	38,697	3,774,946
Canadian National Railway Company	91,617	6,516,144
Cenovus Energy, Inc.	181,036	4,007,015
CGI Group, Inc., Class A (I)	286,920	10,525,836
Encana Corp.	416,107	6,586,390
Fairfax Financial Holdings, Ltd.	13,602	7,003,573
Suncor Energy, Inc.	410,464	12,983,369
		51,397,273
China - 4.8%
Baidu, Inc., ADR (I)	55,206	13,531,543
CNOOC, Ltd.	1,900,907	2,746,780
Great Wall Motor Company, Ltd., H Shares	1,947,500	9,842,967
Industrial & Commercial Bank of China, Ltd.,
H Shares	9,482,539	6,396,993
		32,518,283
Denmark - 2.2%
Carlsberg A/S, B Shares	101,562	9,036,753
Novo Nordisk A/S, B Shares	132,370	6,024,973
		15,061,726
France - 3.6%
Publicis Groupe SA	167,794	12,331,947
Schneider Electric SE	90,627	7,394,071
Total SA	80,064	4,467,750
		24,193,768
Germany - 7.4%
adidas AG	75,894	6,095,553
Allianz SE	49,278	8,484,531
Deutsche Boerse AG	139,775	10,204,671
Deutsche Post AG	161,503	5,354,775
ProSiebenSat.1 Media AG	152,916	6,504,386
SAP SE	188,798	13,307,325
		49,951,241
Hong Kong - 3.4%
Galaxy Entertainment Group, Ltd.	1,702,910	11,659,100
Hutchison Whampoa, Ltd.	894,410	11,201,056
		22,860,156
Ireland - 0.9%
Shire PLC	86,567	6,170,420
Israel - 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	261,878	14,921,808
Japan - 7.6%
Denso Corp.	96,453	4,505,969
FANUC Corp.	38,988	6,580,276
Japan Tobacco, Inc.	279,300	8,953,139
Keyence Corp.	10,673	4,932,797
Komatsu, Ltd.	341,817	8,087,955
Toyota Motor Corp.	201,070	12,361,682
Yahoo Japan Corp.	1,723,500	6,266,520
		51,688,338
Mexico - 1.9%
Fomento Economico Mexicano SAB
de CV, ADR	34,485	3,346,424
Grupo Televisa SA, ADR	255,177	9,530,861
		12,877,285
Netherlands - 1.3%
Royal Dutch Shell PLC, B Shares	249,072	8,639,050
Singapore - 4.5%
Avago Technologies, Ltd.	137,775	12,868,185
Keppel Corp., Ltd.	941,135	6,493,940
United Overseas Bank, Ltd.	604,834	11,113,359
		30,475,484
South Korea - 2.5%
Hyundai Mobis Company, Ltd.	33,511	7,443,974
Samsung Electronics Company, Ltd.	8,371	9,698,444
		17,142,418
Spain - 1.0%
Amadeus IT Holding SA, A Shares	173,587	6,904,212
Sweden - 2.5%
Ericsson LM, B Shares	560,964	7,048,816
Investor AB, B Shares	257,736	9,671,262
		16,720,078
Switzerland - 7.8%
ABB, Ltd. (I)	392,612	8,811,701
Julius Baer Group, Ltd. (I)	143,413	6,491,883
Novartis AG	82,929	8,019,439
Roche Holding AG	44,554	13,332,354
Syngenta AG	23,251	7,660,604
UBS Group AG (I)	466,162	8,370,412
		52,686,393
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,770,000	12,745,874

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 1.3%
Kasikornbank PCL, NVDR	1,139,600	$8,573,719
Turkey - 1.2%
Akbank T.A.S.	2,085,816	8,443,444
United Kingdom - 17.0%
Aberdeen Asset Management PLC	1,052,931	7,390,659
British American Tobacco PLC	250,322	14,800,818
Centrica PLC	1,015,448	4,510,865
Compass Group PLC	612,377	10,415,936
Informa PLC	639,452	4,805,148
Kingfisher PLC	1,713,730	8,360,978
Next PLC	53,987	5,707,715
Reed Elsevier PLC	824,205	14,284,473
Sky PLC	1,165,148	16,939,813
Smith & Nephew PLC	389,820	6,749,847
Unilever NV	176,275	7,175,643
WPP PLC	679,376	14,205,276
		115,347,171
TOTAL COMMON STOCKS (Cost $485,427,653)		$623,321,760

SHORT-TERM INVESTMENTS - 7.6%
Money market funds - 7.6%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	51,234,005	51,234,005
TOTAL SHORT-TERM INVESTMENTS (Cost $51,234,005)		$51,234,005
Total Investments (International Growth Stock Fund)
(Cost $536,661,658) - 99.5%		$674,555,765
Other assets and liabilities, net - 0.5%		3,421,967
TOTAL NET ASSETS - 100.0%		$677,977,732

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.7%
Austria - 0.8%
Wienerberger AG	379,325	$5,217,273
Bahamas - 1.3%
Steiner Leisure, Ltd. (I)	189,160	8,374,114
Belgium - 1.6%
Barco NV (L)	99,780	7,105,352
Ontex Group NV (I)	133,940	3,512,291
		10,617,643
Brazil - 0.8%
Cia de Saneamento de Minas Gerais-COPASA	201,200	1,901,933
Grendene SA	574,200	3,768,062
		5,669,995
Canada - 6.9%
AGF Management, Ltd., Class B	471,000	4,102,457
Canaccord Genuity Group, Inc.	542,706	4,409,041
Dorel Industries, Inc., Class B	239,000	7,906,751
Enerflex, Ltd.	205,000	3,017,184
Ensign Energy Services, Inc. (L)	353,900	3,398,183
Genworth MI Canada, Inc. (L)	194,900	6,988,107
HudBay Minerals, Inc.	1,268,370	9,638,946
Mullen Group, Ltd. (L)	227,970	4,487,630
Trican Well Service, Ltd.	301,000	2,090,022
		46,038,321
China - 3.4%
China ZhengTong Auto
Services Holdings, Ltd.	12,065,000	6,053,256
Kingdee International Software
Group Company, Ltd. (I)	30,920,000	10,102,261
Shenguan Holdings Group, Ltd.	11,708,000	3,376,572
SinoMedia Holding, Ltd.	5,053,000	3,264,868
		22,796,957
Finland - 4.2%
Amer Sports OYJ	690,848	14,080,116
Huhtamaki OYJ	543,646	13,769,124
		27,849,240
France - 1.6%
Beneteau SA (I)	250,390	3,477,518
Ipsos	252,300	7,128,373
		10,605,891
Germany - 5.1%
DMG MORI SEIKI AG	296,700	7,855,278
Gerresheimer AG	204,170	11,281,441
Kloeckner & Company SE (I)	743,625	8,787,032
Leoni AG	102,150	6,118,324
		34,042,075
Greece - 0.4%
JUMBO SA	231,285	2,933,203
Hong Kong - 7.5%
Dah Sing Financial Holdings, Ltd.	758,374	4,684,068
Digital China Holdings, Ltd.	2,661,000	2,474,688
Luk Fook Holdings International, Ltd.	1,799,000	5,898,501
Sitoy Group Holdings, Ltd.	5,991,000	4,947,632
Stella International Holdings, Ltd.	2,553,000	7,066,953
Techtronic Industries Company	4,588,000	14,646,596
Value Partners Group, Ltd.	6,461,000	5,075,330
Yingde Gases Group Company, Ltd. (L)	7,541,000	5,706,320
		50,500,088
India - 0.8%
Jain Irrigation Systems, Ltd.	4,023,453	5,472,157
Italy - 2.6%
Amplifon SpA	614,675	3,827,436
Azimut Holding SpA	136,299	3,135,261
MARR SpA	300,246	4,924,500
Sorin SpA (I)	2,270,327	5,445,757
		17,332,954
Japan - 15.4%
Aderans Company, Ltd.	328,800	3,195,728
Asahi Company, Ltd. (L)	248,800	2,440,305
Asics Corp.	589,600	14,984,109
Capcom Company, Ltd.	140,400	2,086,451
Daibiru Corp.	304,500	3,209,626
Descente, Ltd.	863,860	8,271,407
en-japan, Inc.	75,100	1,040,614
Keihin Corp.	435,600	6,133,326
Kobayashi Pharmaceutical Company, Ltd.	217,200	12,563,841
Meitec Corp.	351,511	9,824,251
Nissin Kogyo Company, Ltd.	228,110	3,517,147
Seria Company, Ltd.	90,600	3,373,852
Shinko Plantech Company, Ltd.	574,100	3,930,162

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Square Enix Holdings Company, Ltd.	318,500	$6,212,262
Tokai Rika Company, Ltd.	212,300	4,279,127
Tsugami Corp. (L)	642,000	3,293,082
Tsumura & Company	471,500	10,596,887
Unipres Corp.	246,700	4,252,051
		103,204,228
Luxembourg - 1.3%
Grand City Properties SA (I)(L)	423,140	6,058,451
Oriflame Cosmetics SA (L)	149,210	2,638,948
		8,697,399
Netherlands - 4.8%
Aalberts Industries NV	394,661	11,073,913
Accell Group	195,391	3,268,550
Arcadis NV	346,110	10,807,836
Beter Bed Holding NV (L)	218,830	4,271,571
USG People NV	263,564	2,890,783
		32,312,653
Norway - 2.0%
Ekornes ASA	341,120	4,193,156
Fred Olsen Energy ASA	203,010	2,113,075
Tomra Systems ASA	967,050	6,795,415
		13,101,646
Russia - 0.6%
X5 Retail Group NV, GDR (I)	226,510	3,986,576
Singapore - 0.2%
Sakari Resources, Ltd. (I)	1,380,000	1,354,445
South Korea - 9.3%
Binggrae Company, Ltd.	90,092	6,702,500
BS Financial Group, Inc.	768,293	10,886,431
Daum Communications Corp.	27,977	3,702,853
DGB Financial Group, Inc.	642,769	6,756,126
Hyundai Mipo Dockyard Company, Ltd.	55,794	3,868,768
KIWOOM Securities Company, Ltd.	60,289	2,717,135
Korea Investment Holdings Company, Ltd.	93,950	4,851,457
Mirae Asset Securities Company, Ltd.	30,829	1,380,087
Sindoh Company, Ltd.	172,670	11,529,347
Youngone Corp.	205,942	10,103,366
		62,498,070
Spain - 2.0%
Construcciones y Auxiliar
de Ferrocarriles SA (L)	21,113	7,290,288
Melia Hotels International SA (L)	249,458	2,543,322
Tecnicas Reunidas SA	70,821	3,343,693
		13,177,303
Sweden - 1.1%
Bulten AB (L)	305,744	2,853,450
D Carnegie & Company AB (I)	370	0
Duni AB	337,670	4,790,962
		7,644,412
Switzerland - 3.5%
Logitech International SA (L)	778,790	11,588,395
Panalpina Welttransport Holding AG	33,800	4,630,973
Vontobel Holding AG	188,116	7,039,123
		23,258,491
Taiwan - 5.3%
D-Link Corp.	7,666,101	4,066,237
Giant Manufacturing Company, Ltd.	1,461,746	12,838,754
Simplo Technology Company, Ltd.	2,110,300	10,811,508
Tripod Technology Corp.	3,847,000	7,610,558
		35,327,057
Turkey - 0.0%
Turk Traktor ve Ziraat Makineleri AS	2,242	70,260
United Kingdom - 9.2%
Bellway PLC	177,346	5,207,156
Bovis Homes Group PLC	252,440	3,385,918
Debenhams PLC	4,016,050	4,514,094
Devro PLC	872,350	3,791,285
Dignity PLC	130,708	3,449,861
Greggs PLC	1,227,780	12,170,225
HomeServe PLC	1,014,900	5,192,405
Laird PLC	1,377,390	6,513,935
Man Group PLC	4,338,558	9,682,946
SIG PLC	1,949,710	4,960,874
UBM PLC	332,050	2,466,440
		61,335,139
TOTAL COMMON STOCKS (Cost $513,802,848)		$613,417,590

PREFERRED SECURITIES - 0.9%
Germany - 0.9%
Draegerwerk AG & Company KGaA (L)	54,800	5,673,745
TOTAL PREFERRED SECURITIES (Cost $7,123,702)		$5,673,745

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small Cap
Index Fund (L)	209,900	10,052,111
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,517,543)		$10,052,111

RIGHTS - 0.1%
DGB Financial Group, Inc. (Expiration Date:
01/13/2015; Strike Price:
KRW 10,150.00) (I)	134,257	187,822
UBM PLC (Expiration Date: 12/11/2014;
Strike Price: GBP 287.00) (I)	265,640	742,724
TOTAL RIGHTS (Cost $675,317)		$930,546

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	3,768,547	37,709,968
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,709,589)		$37,709,968

SHORT-TERM INVESTMENTS - 5.5%
Time deposits - 5.5%
Bank of Montreal
0.050%, 12/01/2014*	$12,000,000	12,000,000
Bank of Nova Scotia
0.030%, 12/01/2014*	8,000,000	8,000,000
Royal Bank of Canada
0.050%, 12/01/2014*	17,000,000	17,000,000
		37,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,000,000)		$37,000,000
Total Investments (International Small Cap Fund)
(Cost $606,828,999) - 105.3%		$704,783,960
Other assets and liabilities, net - (5.3%)		(35,417,449)
TOTAL NET ASSETS - 100.0%		$669,366,511

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Belgium - 0.5%
UCB SA	131,360	$10,293,946
Brazil - 0.6%
BM&FBovespa SA	3,003,600	12,300,079
Canada - 5.4%
Cenovus Energy, Inc.	1,014,400	22,452,526
Ensign Energy Services, Inc.	1,134,100	10,889,740
HudBay Minerals, Inc.	2,002,800	15,220,229
Suncor Energy, Inc.	843,200	26,671,223
Talisman Energy, Inc.	2,803,940	13,290,210
Trican Well Service, Ltd.	1,914,900	13,296,289
		101,820,217
China - 5.6%
China Life Insurance Company, Ltd., H Shares	4,005,000	14,093,063
China Telecom Corp., Ltd., H Shares	43,461,589	26,203,949
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,236,600	14,896,584
Sinopec Engineering Group Company, Ltd.,
H Shares	11,454,000	10,035,705
Sinopharm Group Company, Ltd., H Shares	2,436,800	9,066,515
Springland International Holdings, Ltd.	19,378,000	7,387,415
Trina Solar, Ltd., ADR (I)(L)	2,388,328	23,954,930
		105,638,161
Denmark - 0.3%
FLSmidth & Company A/S (L)	154,140	6,521,427
France - 10.8%
AXA SA	1,503,877	36,323,254
BNP Paribas SA	696,180	44,679,888
Cie de Saint-Gobain	366,610	16,837,140
Cie Generale des Etablissements Michelin	211,360	19,432,669
Sanofi	248,506	24,000,627
Societe Generale SA	143,705	7,132,171
Technip SA	391,750	25,464,281
Total SA	551,022	30,748,260
		204,618,290
Germany - 8.5%
Bayer AG	155,170	23,328,880
Deutsche Boerse AG	289,280	21,119,708
Deutsche Lufthansa AG	890,080	15,852,985
Gerresheimer AG	166,670	9,209,374
Kloeckner & Company SE (I)	685,220	8,096,890
Merck KGaA	189,728	18,862,994
Metro AG	397,190	13,481,780
MorphoSys AG (I)	93,200	9,168,095
Muenchener Rueckversicherungs AG	67,826	13,957,191
Siemens AG	233,559	27,606,007
		160,683,904
Hong Kong - 4.6%
China Mobile, Ltd.	2,104,500	25,964,658
Digital China Holdings, Ltd.	7,056,000	6,561,969
First Pacific Company, Ltd.	3,525,000	3,700,684
GCL-Poly Energy Holdings, Ltd. (I)	101,320,300	27,228,701
Kingboard Chemical Holdings, Ltd.	8,926,800	16,652,127
Kunlun Energy Company, Ltd.	6,622,000	7,137,440
		87,245,579
India - 0.6%
Jain Irrigation Systems, Ltd.	3,087,748	4,199,537
LIC Housing Finance, Ltd.	1,022,980	6,975,691
		11,175,228
Ireland - 0.8%
CRH PLC	645,950	15,214,563
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	532,715	30,354,101
Italy - 3.2%
Eni SpA	1,031,766	20,541,087
Saipem SpA (I)	648,071	9,273,965
UniCredit SpA	4,290,952	31,693,406
		61,508,458
Japan - 5.1%
Canon, Inc.	207,900	6,638,668
Capcom Company, Ltd.	611,100	9,081,411
ITOCHU Corp.	2,277,000	26,177,356
Nissan Motor Company, Ltd.	3,080,000	28,736,257
Toyota Motor Corp.	434,700	26,725,136
		97,358,828
Netherlands - 6.8%
Aegon NV	3,267,370	25,636,423
Akzo Nobel NV	292,480	20,200,884
ING Groep NV (I)	1,295,438	18,938,558
QIAGEN NV (I)	781,460	18,649,757
Royal Dutch Shell PLC, B Shares	671,213	23,280,991
SBM Offshore NV (I)	1,696,400	22,888,008
		129,594,621
Norway - 0.8%
Telenor ASA	700,201	14,786,490
Russia - 1.0%
Lukoil OAO, ADR	117,991	5,398,088
MMC Norilsk Nickel OJSC, ADR	549,682	9,762,352
Mobile Telesystems OJSC, ADR	251,265	3,070,458
		18,230,898
Singapore - 0.7%
United Overseas Bank, Ltd.	726,000	13,339,691
South Korea - 13.2%
Daewoo International Corp.	358,500	11,040,716
Hana Financial Group, Inc.	1,370,039	41,638,552
Hyundai Mobis Company, Ltd.	88,839	19,734,274
Hyundai Motor Company	66,404	10,668,182
KB Financial Group, Inc., ADR	1,186,132	41,431,591
KIWOOM Securities Company, Ltd.	115,721	5,215,372
Korea Investment Holdings Company, Ltd.	279,015	14,407,974
POSCO	100,687	27,495,963
Samsung Electronics Company, Ltd., GDR (S)	137,264	79,064,064
		250,696,688
Spain - 1.1%
Telefonica SA	1,266,730	20,305,929
Sweden - 0.5%
Getinge AB, B Shares	433,391	10,036,554
Switzerland - 7.2%
ABB, Ltd. (I)	652,320	14,640,533
Basilea Pharmaceutica (I)	46,810	4,504,289
Credit Suisse Group AG (I)	1,497,171	39,947,266
GAM Holding AG (I)	503,750	8,901,465
Lonza Group AG (I)	102,400	12,042,434
Meyer Burger Technology AG (I)(L)	848,900	6,709,719
Roche Holding AG	136,060	40,714,642
Swiss Re AG	94,603	8,081,375
		135,541,723

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand - 0.5%
Bangkok Bank PCL	1,471,800	$9,054,518
United Arab Emirates - 0.4%
Dragon Oil PLC	908,600	7,096,569
United Kingdom - 15.7%
Aberdeen Asset Management PLC	1,471,310	10,327,316
Aviva PLC	2,433,700	19,355,933
BAE Systems PLC	3,275,790	24,549,071
Barclays PLC	3,211,580	12,255,498
BP PLC	2,951,672	19,326,094
Carillion PLC	1,897,950	10,291,943
GlaxoSmithKline PLC	1,208,045	28,025,731
HSBC Holdings PLC	2,349,650	23,380,692
Kingfisher PLC	4,506,630	21,987,030
Marks & Spencer Group PLC	3,343,750	25,445,331
Noble Corp. PLC	928,660	16,706,593
Petrofac, Ltd.	1,256,300	16,151,406
Serco Group PLC (L)	912,021	2,495,798
Standard Chartered PLC	987,060	14,431,372
Tesco PLC	11,274,790	32,848,656
Vodafone Group PLC	5,401,316	19,770,501
		297,348,965
United States - 0.5%
Flextronics International, Ltd. (I)	826,720	9,168,325
Paragon Offshore PLC (L)	179,280	650,786
		9,819,111
TOTAL COMMON STOCKS (Cost $1,740,999,417)		$1,820,584,538

PREFERRED SECURITIES - 0.3%
Brazil - 0.3%
Petroleo Brasileiro SA, ADR	646,286	6,598,580
TOTAL PREFERRED SECURITIES (Cost $9,229,738)		$6,598,580

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	3,375,492	33,776,864
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,774,373)		$33,776,864

SHORT-TERM INVESTMENTS - 3.5%
Time deposits - 3.5%
Bank of Montreal
0.050%, 12/01/2014*	$40,000,000	$40,000,000
Bank of Nova Scotia
0.030%, 12/01/2014*	26,000,000	26,000,000
		66,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $66,000,000)		$66,000,000
Total Investments (International Value Fund)
(Cost $1,850,003,528) - 101.6%		$1,926,959,982
Other assets and liabilities, net - (1.6%)		(31,109,616)
TOTAL NET ASSETS - 100.0%		$1,895,850,366
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 47.7%
U.S. Government - 24.5%
U.S. Treasury Bonds
3.125%, 08/15/2044	$12,695,000	13,261,311
3.750%, 11/15/2043	1,000	1,169
5.375%, 02/15/2031	6,190,000	8,536,883
U.S. Treasury Notes
0.375%, 08/31/2015 to 10/31/2016	22,132,000	22,099,168
0.500%, 09/30/2016	31,755,000	31,812,064
0.875%, 09/15/2016	353,300	356,309
1.500%, 10/31/2019	30,365,000	30,393,482
1.750%, 09/30/2019	14,995,000	15,194,149
2.375%, 08/15/2024	13,770,000	14,017,433
		135,671,968
U.S. Government Agency - 23.2%
Federal Home Loan Mortgage Corp.
3.500%, TBA (C)	5,600,000	5,825,313
4.000%, TBA (C)	3,500,000	3,732,969
4.500%, TBA (C)	5,300,000	5,754,226
5.000%, 03/01/2019 to 12/01/2019	95,005	101,366
5.000%, TBA (C)	2,900,000	3,211,297
6.500%, 04/01/2029 to 08/01/2034	5,734	6,632
7.500%, 08/01/2025 to 05/01/2028	2,138	2,490
Federal National Mortgage Association
2.500%, 12/01/2042 to 03/01/2043	1,881,060	1,836,385
2.500%, TBA (C)	3,300,000	3,330,641
3.000%, TBA (C)	16,800,000	16,983,750
3.500%, TBA (C)	25,100,000	26,162,829
4.000%, TBA (C)	15,500,000	16,552,304
4.500%, 12/01/2041	8,600,000	9,347,125
4.860%, 01/01/2015	2,407,298	2,416,758
5.000%, 03/15/2016 to 06/01/2019	2,200,195	2,335,099
5.000%, TBA (C)	2,500,000	2,772,266
5.500%, 08/01/2035 to 11/01/2035	126,782	142,276
6.500%, 09/01/2031	6	7
Government National
Mortgage Association
3.000%, 12/18/2044	3,500,000	3,591,875
3.500%, 12/18/2044	2,900,000	3,045,453
4.000%, 09/15/2040 to 02/15/2042	552,576	594,810
4.000%, TBA (C)	10,200,000	10,946,672
4.500%, 12/18/2044	8,600,000	9,415,906
6.000%, 08/15/2032 to 04/15/2035	15,417	17,744
6.500%, 06/15/2028 to 08/15/2034	13,690	15,877
7.000%, 11/15/2031 to 11/15/2033	48,786	56,997
8.000%, 07/15/2030	1,017	1,233
		128,200,300
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $262,123,813)		$263,872,268

FOREIGN GOVERNMENT
OBLIGATIONS - 2.1%
Angola - 0.1%
Republic of Angola 7.000%, 08/16/2019	300,000	311,445
Brazil - 0.4%
Federative Republic of Brazil
2.625%, 01/05/2023	225,000	207,788
5.875%, 01/15/2019	725,000	818,888

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil, 0.000%
(Linked to Brazilian SELIC; no
payments until maturity)
09/01/2020 (I)	BRL	484,000	$1,217,673
			2,244,349
Colombia - 0.1%
Republic of Colombia
6.000%, 04/28/2028	COP	1,607,000,000	659,134
Costa Rica - 0.1%
Republic of Costa Rica
5.625%, 04/30/2043		$600,000	519,000
Dominican Republic - 0.1%
Government of Dominican Republic
11.500%, 05/10/2024 (S)	DOP	30,000,000	675,418
Kazakhstan - 0.1%
Republic of Kazakhstan
4.875%, 10/14/2044 (S)		$600,000	567,000
Mexico - 0.4%
Government of Mexico
4.000%, 06/13/2019	MXN	7,826,146	620,926
Bond, 4.000%, 10/02/2023		$776,000	815,770
4.750%, 03/08/2044		904,000	932,702
			2,369,398
Nigeria - 0.1%
Federal Republic of Nigeria
5.125%, 07/12/2018		800,000	814,160
Romania - 0.2%
Government of Romania, Bond
4.375%, 08/22/2023		800,000	841,000
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	24,850,000	447,350
South Africa - 0.2%
Republic of South Africa
7.750%, 02/28/2023	ZAR	9,275,000	857,842
Uruguay - 0.2%
Republic of Uruguay 4.250%, 04/05/2027	UYU	19,378,971	830,410
Venezuela - 0.0%
Republic of Venezuela
7.000%, 03/31/2038		$525,000	258,825
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,858,204)			$11,395,331

CORPORATE BONDS - 29.5%
Consumer discretionary - 3.4%
21st Century Fox America, Inc.
6.150%, 02/15/2041		175,000	219,477
6.200%, 12/15/2034		400,000	507,645
7.750%, 01/20/2024		453,000	586,969
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	7,850
CCO Holdings LLC
5.125%, 02/15/2023		10,000	9,800
5.250%, 09/30/2022		145,000	144,275
5.750%, 09/01/2023		45,000	45,253
Comcast Corp.
4.250%, 01/15/2033		915,000	951,589
4.750%, 03/01/2044		505,000	556,946
Cox Communications, Inc.
5.875%, 12/01/2016 (S)		750,000	816,360
6.250%, 06/01/2018 (S)		500,000	569,922
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,257,851
DISH DBS Corp.
5.875%, 07/15/2022		50,000	51,694
6.750%, 06/01/2021		355,000	385,619
Ford Motor Credit Company LLC
3.875%, 01/15/2015		1,000,000	1,003,870
5.000%, 05/15/2018		310,000	339,330
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020		585,000	605,951
General Motors Company
5.200%, 04/01/2045		100,000	102,790
General Motors Financial Company, Inc.
3.500%, 07/10/2019		870,000	889,303
4.750%, 08/15/2017		1,020,000	1,079,670
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		105,000	103,688
Lennar Corp.
4.500%, 06/15/2019		150,000	150,000
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)		100,000	104,125
Sally Holdings LLC
5.750%, 06/01/2022		60,000	63,300
Sky PLC
2.625%, 09/16/2019 (S)		670,000	677,066
5.625%, 10/15/2015 (S)		131,000	136,446
Sotheby’s
5.250%, 10/01/2022 (S)		160,000	153,600
TCI Communications, Inc.
7.875%, 02/15/2026		150,000	210,340
8.750%, 08/01/2015		183,000	193,010
The Ryland Group, Inc.
5.375%, 10/01/2022		88,000	86,240
Time Warner Cable, Inc.
5.000%, 02/01/2020		755,000	845,445
5.875%, 11/15/2040		500,000	593,457
6.750%, 07/01/2018		775,000	900,166
Time Warner, Inc.
2.100%, 06/01/2019		765,000	758,176
5.875%, 11/15/2016		500,000	545,139
6.100%, 07/15/2040		290,000	348,625
7.625%, 04/15/2031		500,000	688,484
7.700%, 05/01/2032		302,000	422,100
Viacom, Inc.
5.625%, 09/15/2019		400,000	455,620
Videotron, Ltd.
5.375%, 06/15/2024 (S)		275,000	281,188
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)		840,000	843,247
			18,691,626
Consumer staples - 1.3%
Altria Group, Inc.
9.250%, 08/06/2019		165,000	213,672
9.700%, 11/10/2018		191,000	245,391
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015		450,000	451,044
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015		1,300,000	1,315,947

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
CVS Health Corp.
4.750%, 05/18/2020		$500,000	$564,337
CVS Pass-Through Trust
5.880%, 01/10/2028		271,152	310,105
6.943%, 01/10/2030		41,575	50,416
Esal GmbH
6.250%, 02/05/2023		450,000	451,688
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (S)		1,100,000	1,100,253
Sysco Corp.
2.350%, 10/02/2019		580,000	586,514
Wal-Mart Stores, Inc.
4.300%, 04/22/2044		1,050,000	1,128,107
5.250%, 09/01/2035		300,000	357,709
Yasar Holdings AS
8.875%, 05/06/2020 (S)		255,000	263,925
			7,039,108
Energy - 2.4%
Anadarko Petroleum Corp.
5.950%, 09/15/2016		400,000	432,060
6.375%, 09/15/2017		60,000	67,416
BP Capital Markets PLC
2.521%, 01/15/2020		385,000	387,973
California Resources Corp.
5.000%, 01/15/2020 (S)		20,000	18,000
5.500%, 09/15/2021 (S)		45,000	40,388
6.000%, 11/15/2024 (S)		30,000	26,756
Cenovus Energy, Inc.
5.200%, 09/15/2043		600,000	630,450
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017		125,000	141,211
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)		845,000	836,547
Concho Resources, Inc.
6.500%, 01/15/2022		40,000	41,300
Denbury Resources, Inc.
5.500%, 05/01/2022		100,000	93,750
Energy Transfer Equity LP
7.500%, 10/15/2020		300,000	344,250
Energy Transfer Partners LP
3.600%, 02/01/2023		955,000	934,266
5.950%, 10/01/2043		800,000	870,800
Harvest Operations Corp.
6.875%, 10/01/2017		215,000	213,925
Hess Corp.
1.300%, 06/15/2017		445,000	440,759
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		405,000	409,666
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)		5,000	5,550
Kinder Morgan, Inc.
3.050%, 12/01/2019		195,000	196,242
4.300%, 06/01/2025		460,000	463,702
7.000%, 06/15/2017		150,000	167,813
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		1,055,000	960,050
MarkWest Energy Partners LP
4.875%, 12/01/2024		75,000	73,875
MEG Energy Corp.
7.000%, 03/31/2024 (S)		150,000	136,125
Newfield Exploration Company
6.875%, 02/01/2020		135,000	139,556
Nexen Energy ULC
6.200%, 07/30/2019		285,000	331,172
7.500%, 07/30/2039		40,000	55,952
Peabody Energy Corp.
6.000%, 11/15/2018		30,000	28,575
6.500%, 09/15/2020 (L)		280,000	262,500
Pertamina Persero PT
5.625%, 05/20/2043		475,000	459,563
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	725,000	1,007,858
Petrobras International Finance
Company SA
5.375%, 01/27/2021		$530,000	527,710
Petroleos Mexicanos
5.500%, 06/27/2044		650,000	669,500
SM Energy Company
6.125%, 11/15/2022 (S)		35,000	35,175
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		355,000	368,194
Tesoro Corp.
5.125%, 04/01/2024		75,000	74,438
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	91,575
6.250%, 10/15/2022 (S)		130,000	132,600
Williams Partners LP
3.900%, 01/15/2025		750,000	744,222
4.300%, 03/04/2024		610,000	630,073
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	38,600
6.000%, 01/15/2022		30,000	30,563
			13,560,700
Financials - 13.7%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)		100,000	136,082
Ally Financial, Inc.
3.750%, 11/18/2019		250,000	246,875
American Tower Corp.
3.400%, 02/15/2019		620,000	635,615
3.450%, 09/15/2021		740,000	734,580
5.000%, 02/15/2024		490,000	522,991
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		250,000	267,861
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	296,842
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	1,272,858
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$600,000	649,500
Banco del Estado De Chile
3.875%, 02/08/2022		275,000	280,040
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		575,000	442,750
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,200,000	1,482,814

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)	EUR	400,000	$487,432
Bank of America Corp.
4.000%, 04/01/2024		$665,000	696,490
4.100%, 07/24/2023		400,000	422,250
4.200%, 08/26/2024		200,000	204,439
5.625%, 07/01/2020		1,185,000	1,360,026
5.650%, 05/01/2018		975,000	1,091,588
6.400%, 08/28/2017		80,000	90,016
7.750%, 05/14/2038		1,210,000	1,696,128
Bank of Ireland
10.000%, 07/30/2016	EUR	365,000	493,754
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$2,145,000	2,381,658
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	436,750
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	500,000	651,145
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	343,159
BPCE SA
2.500%, 12/10/2018		755,000	767,772
5.150%, 07/21/2024 (S)		540,000	561,902
5.700%, 10/22/2023 (S)		785,000	841,551
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	459,838
5.700%, 05/01/2017		835,000	906,542
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,409,715
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	519,400
Citigroup, Inc.
2.500%, 09/26/2018		1,350,000	1,375,144
5.500%, 09/13/2025		790,000	884,585
6.125%, 08/25/2036		1,550,000	1,839,145
6.675%, 09/13/2043		250,000	317,154
8.500%, 05/22/2019		565,000	712,696
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	300,000	381,428
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		$225,000	221,063
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	336,134
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$400,000	389,000
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	213,000
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		225,000	206,438
Discover Financial Services
6.450%, 06/12/2017		950,000	1,058,790
Duke Realty LP
3.750%, 12/01/2024		245,000	246,139
6.750%, 03/15/2020		430,000	510,992
Equity One, Inc.
6.000%, 09/15/2017		235,000	259,978
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/01/2067		495,000	509,850
Export-Import Bank of India
4.000%, 01/14/2023		285,000	289,922
General Electric Capital Corp.
5.875%, 01/14/2038		685,000	853,059
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	439,000
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2068		250,000	286,250
HCP, Inc.
4.200%, 03/01/2024		160,000	166,285
6.000%, 03/01/2015 to 01/30/2017		655,000	705,492
Health Care REIT, Inc.
4.500%, 01/15/2024		575,000	606,148
5.250%, 01/15/2022		885,000	985,157
HSBC Holdings PLC
5.250%, 03/14/2044		240,000	266,606
6.500%, 09/15/2037		220,000	280,444
6.800%, 06/01/2038		445,000	582,658
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		725,000	735,875
HSBC USA, Inc.
2.375%, 02/13/2015		520,000	522,061
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	785,621
JPMorgan Chase & Company
2.600%, 01/15/2016		290,000	296,198
3.375%, 05/01/2023		210,000	207,001
4.250%, 10/15/2020		325,000	353,072
4.850%, 02/01/2044		760,000	833,775
5.625%, 08/16/2043		1,205,000	1,404,938
6.000%, 01/15/2018		1,275,000	1,440,292
6.300%, 04/23/2019		300,000	350,155
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	160,000	195,968
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	646,454
5.584%, 11/23/2015		425,000	444,001
6.875%, 10/01/2019		300,000	359,402
Liberty Property LP
3.375%, 06/15/2023		260,000	255,868
4.125%, 06/15/2022		210,000	219,303
6.625%, 10/01/2017		100,000	113,065
The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate +5.290%)
06/27/2020 (Q)	EUR	800,000	$1,025,846
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	250,000	391,476
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	388,694
3.500%, 03/10/2025		325,000	327,936
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	92,254
8.875%, 06/01/2039 (S)		550,000	876,395
MetLife, Inc.
1.756%, 12/15/2017		365,000	368,734
Morgan Stanley
2.125%, 04/25/2018		975,000	980,182
4.350%, 09/08/2026		435,000	441,883
4.875%, 11/01/2022		455,000	491,435
5.550%, 04/27/2017		350,000	383,193
6.625%, 04/01/2018		1,450,000	1,668,777
MSCI, Inc.
5.250%, 11/15/2024 (S)		45,000	46,688
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	1,227,732
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$260,000	363,876
9.375%, 08/15/2039 (S)		455,000	713,068
Navient Corp.
7.250%, 01/25/2022		65,000	71,338
8.000%, 03/25/2020		11,000	12,416
8.450%, 06/15/2018		139,000	157,070
Navient LLC
5.500%, 01/15/2019		165,000	170,156
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,304,958
Principal Life Global Funding I
6.125%, 10/15/2033 (S)		108,000	138,529
Prologis LP
3.350%, 02/01/2021		850,000	865,944
4.500%, 08/15/2017		920,000	989,621
Realty Income Corp.
3.250%, 10/15/2022		81,000	80,371
5.750%, 01/15/2021		600,000	688,810
6.750%, 08/15/2019		450,000	533,410
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		815,000	832,323
Santander Bank NA
8.750%, 05/30/2018		250,000	300,588
Societe Generale SA (6.000% to
01/27/2020, then 5 Year U.S. Swap
Rate + 4.067%)
01/27/2020 (Q)(S)		240,000	226,608
Societe Generale SA (6.750% to
04/07/2021, then 5 Year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	575,000	714,626
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$860,000	908,659
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		790,000	826,735
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		229,000	243,802
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	684,301
7.250%, 02/01/2018		321,000	374,404
The Export-Import Bank of China
3.625%, 07/31/2024		1,075,000	1,096,261
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		550,000	560,270
2.550%, 10/23/2019		1,100,000	1,100,232
6.250%, 02/01/2041		440,000	553,314
6.750%, 10/01/2037		1,145,000	1,421,311
UDR, Inc.
3.700%, 10/01/2020		215,000	224,419
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	201,997
Ventas Realty LP
2.700%, 04/01/2020		430,000	429,143
4.750%, 06/01/2021		661,000	722,010
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053		150,000	149,625
Wachovia Corp.
5.750%, 06/15/2017		385,000	428,629
Wells Fargo & Company
3.450%, 02/13/2023		445,000	447,745
4.100%, 06/03/2026		965,000	991,064
4.125%, 08/15/2023		510,000	536,925
5.625%, 12/11/2017		150,000	168,091
			75,819,843
Health care - 1.9%
Actavis Funding SCS
3.850%, 06/15/2024		1,350,000	1,346,487
Amgen, Inc.
5.150%, 11/15/2041		130,000	141,928
6.900%, 06/01/2038		260,000	343,090
Bayer US Finance LLC
2.375%, 10/08/2019 (S)		350,000	352,314
Cardinal Health, Inc.
3.500%, 11/15/2024		1,105,000	1,105,657
Celgene Corp.
4.625%, 05/15/2044		735,000	753,404
Community Health Systems, Inc.
5.125%, 08/01/2021		170,000	174,675
Express Scripts Holding Company
2.100%, 02/12/2015		1,875,000	1,879,830
3.125%, 05/15/2016		301,000	310,738
Gilead Sciences, Inc.
3.500%, 02/01/2025		430,000	443,708
HCA, Inc.
5.875%, 03/15/2022		140,000	152,250
6.500%, 02/15/2020		255,000	282,094
Mckesson Corp.
1.400%, 03/15/2018		685,000	675,805

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Perrigo Company PLC
1.300%, 11/08/2016		$350,000	$349,614
Tenet Healthcare Corp.
6.000%, 10/01/2020		505,000	537,194
UnitedHealth Group, Inc.
1.400%, 10/15/2017		650,000	653,635
WellCare Health Plans, Inc.
5.750%, 11/15/2020		110,000	113,300
WellPoint, Inc.
2.300%, 07/15/2018		40,000	40,486
5.100%, 01/15/2044		175,000	191,041
7.000%, 02/15/2019		720,000	854,070
			10,701,320
Industrials - 1.9%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		305,000	308,813
Air Lease Corp.
4.500%, 01/15/2016		925,000	948,125
Canadian Pacific Railway Company
9.450%, 08/01/2021		275,000	371,588
Caterpillar Financial Services Corp.
2.250%, 12/01/2019		1,720,000	1,731,352
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	20,000
5.250%, 08/01/2020		126,000	127,260
CNH Industrial Capital LLC
3.375%, 07/15/2019 (S)		45,000	43,425
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)		500,000	510,346
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		225,000	244,406
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)		1,336,000	1,393,785
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023		1,175,000	1,137,960
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		75,000	76,673
4.250%, 01/17/2023 (S)		1,225,000	1,278,604
4.875%, 07/11/2022 (S)		251,000	273,202
Raytheon Company
3.150%, 12/15/2024		310,000	312,050
Ryder System, Inc.
2.550%, 06/01/2019		305,000	307,799
Sensata Technologies BV
5.625%, 11/01/2024 (S)		85,000	90,206
The ADT Corp.
6.250%, 10/15/2021 (L)		375,000	392,813
Waste Management, Inc.
2.900%, 09/15/2022		550,000	545,333
6.375%, 03/11/2015		340,000	345,326
			10,459,066
Information technology - 0.5%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		375,000	400,313
Alibaba Group Holding, Ltd.
4.500%, 11/28/2034 (S)		370,000	375,300
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		70,000	72,625
6.125%, 11/01/2023 (S)		85,000	88,188
Cardtronics, Inc.
5.125%, 08/01/2022 (S)		120,000	117,600
NCR Corp.
4.625%, 02/15/2021		255,000	248,625
5.000%, 07/15/2022		20,000	19,500
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)		1,200,000	1,190,914
			2,513,065
Materials - 1.0%
ABJA Investment Company Pte, Ltd.
5.950%, 07/31/2024		830,000	838,300
ArcelorMittal
5.750%, 08/05/2020		325,000	340,031
Building Materials Corp. of America
5.375%, 11/15/2024 (S)		285,000	285,000
Cemex SAB De CV
4.750%, 01/11/2022	EUR	145,000	181,472
CF Industries, Inc.
5.150%, 03/15/2034		$875,000	932,576
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		115,000	116,150
Eagle Spinco, Inc.
4.625%, 02/15/2021		150,000	144,188
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (L)(S)		170,000	152,150
Freeport-McMoran, Inc.
4.000%, 11/14/2021		880,000	894,069
Freeport-MczMoran, Inc.
5.450%, 03/15/2043		175,000	176,241
Glencore Funding LLC
1.700%, 05/27/2016 (S)		535,000	537,479
Graphic Packaging International, Inc.
4.875%, 11/15/2022		140,000	140,700
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		205,000	211,919
Steel Dynamics, Inc.
5.125%, 10/01/2021 (S)		50,000	51,875
5.500%, 10/01/2024 (S)		55,000	57,750
Union Andina De Cementos SAA
5.875%, 10/30/2021 (S)		360,000	365,940
United States Steel Corp.
7.375%, 04/01/2020		125,000	136,875
			5,562,715
Telecommunication services - 2.2%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018		148,000	167,205
AT&T, Inc.
4.800%, 06/15/2044		515,000	524,842
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		475,000	699,561
SBA Tower Trust
2.933%, 12/15/2042 (S)		595,000	602,945
3.598%, 04/15/2043 (S)		940,000	949,016
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		185,000	203,616
9.000%, 11/15/2018 (S)		100,000	115,750
Sprint Corp.
7.125%, 06/15/2024		265,000	262,019
T-Mobile USA, Inc.
6.125%, 01/15/2022		20,000	20,350
6.464%, 04/28/2019		210,000	217,875
6.500%, 01/15/2024		30,000	30,675
6.633%, 04/28/2021		80,000	82,400

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.731%, 04/28/2022	$225,000	$232,875
6.836%, 04/28/2023	30,000	31,200
Verizon Communications, Inc.
2.625%, 02/21/2020 (S)	810,000	811,921
4.400%, 11/01/2034	775,000	771,679
4.862%, 08/21/2046 (S)	535,000	559,493
5.012%, 08/21/2054 (S)	730,000	762,652
5.150%, 09/15/2023	1,465,000	1,649,454
6.400%, 02/15/2038	415,000	517,397
6.550%, 09/15/2043	1,935,000	2,506,266
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	384,330
		12,103,521
Utilities - 1.2%
AES Corp.
5.500%, 03/15/2024	211,000	215,220
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	313,272
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	53,125
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	645,231
Consolidated Edison Company Of New
York, Inc.
3.300%, 12/01/2024	375,000	381,471
DPL, Inc.
7.250%, 10/15/2021	305,000	321,775
Edison International
3.750%, 09/15/2017	475,000	504,678
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	830,000	826,888
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)	1,050,000	1,089,585
Nevada Power Company
7.125%, 03/15/2019	25,000	30,093
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	229,334
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	205,500
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	302,984
Pacific Gas & Electric Company
3.750%, 02/15/2024	340,000	356,095
PacifiCorp
6.350%, 07/15/2038	110,000	150,549
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	461,256
PSEG Power LLC
8.625%, 04/15/2031	154,000	225,182
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	19,101
7.000%, 03/09/2029	54,000	70,298
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	241,822
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	178,194
		6,821,653
TOTAL CORPORATE BONDS (Cost $157,524,276)		$163,272,617

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	367,660
TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$367,660

MUNICIPAL BONDS - 1.5%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	564,580
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	93,400
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	931,134
New York State Thruway Authority
5.883%, 04/01/2030	590,000	715,517
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	230,341
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.200%, 07/01/2039	675,000	335,819
6.150%, 07/01/2038	650,000	323,395
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	121,890
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	460,197
State of California
7.300%, 10/01/2039	725,000	1,046,327
7.550%, 04/01/2039	420,000	635,733
7.600%, 11/01/2040	110,000	170,390
State of Illinois 4.511%, 03/01/2015	700,000	707,686
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,146,604
University of California
5.770%, 05/15/2043	15,000	18,662
4.601%, 05/15/2031	660,000	729,049
TOTAL MUNICIPAL BONDS (Cost $7,210,482)		$8,230,724

TERM LOANS (M) - 3.6%
Consumer discretionary - 1.3%
24 Hour Fitness Worldwide, Inc.
4.750%, 05/28/2021	109,725	109,231
99 Cents Only Stores
4.500%, 01/11/2019	237,600	237,105
Acosta Holdco, Inc.
5.000%, 09/26/2021	100,000	100,344
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	549,999	545,579
Aristocrat Leisure, Ltd.
4.750%, 10/20/2021	115,000	114,473
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	684,079	679,803
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	99,750	92,917
Charter Communications Operating LLC
4.250%, 09/12/2021	100,000	100,656
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	285,917
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	173,578
7.750%, 07/31/2022	210,000	208,513
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	594,737	588,577
Interactive Data Corp.
4.500%, 05/02/2021	114,713	115,214

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Ion Media Networks, Inc.
5.000%, 12/18/2020	$343,163	$342,734
Media General, Inc. TBD 07/31/2020 (T)	255,000	254,363
Metaldyne Performance Group, Inc.
4.500%, 10/20/2021	135,000	135,380
Michaels Stores, Inc. TBD 01/28/2020 (T)	250,000	247,865
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	603,911	599,885
Scientific Games International, Inc.
6.000%, 10/01/2021	115,000	113,113
Serta Simmons Holdings LLC
4.250%, 10/01/2019	324,065	323,197
SRAM LLC
4.020%, 04/10/2020	363,589	356,620
The ServiceMaster Company LLC
4.250%, 07/01/2021	621,835	618,415
Town Sports International LLC
4.500%, 11/16/2020	389,894	290,471
Tribune Media Company
4.000%, 12/27/2020	782,638	778,725
		7,412,675
Consumer staples - 0.1%
Albertson’s Holdings LLC
4.500%, 08/25/2021	310,000	310,823
Reynolds Group Holdings, Inc.
TBD 12/01/2018 (T)	350,000	348,775
		659,598
Energy - 0.2%
Arch Coal, Inc.
6.250%, 05/16/2018	173,232	152,769
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	593,602	594,096
Seadrill Operating LP
4.000%, 02/21/2021	149,248	134,572
Western Refining, Inc.
4.250%, 11/12/2020	203,463	202,572
		1,084,009
Financials - 0.3%
ARG IH Corp.
4.750%, 11/15/2020	153,838	153,838
Asurion LLC
4.250%, 07/08/2020	496,371	490,632
8.500%, 03/03/2021	195,000	196,219
DTZ US Borrower LLC
5.500%, 11/04/2021	113,385	113,668
Gardner Denver, Inc.
4.250%, 07/30/2020	544,500	530,660
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	427,527	422,450
		1,907,467
Health care - 0.5%
Alkermes, Inc. TBD 09/18/2019 (T)	155,000	153,450
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	322,563	320,489
Community Health Systems, Inc.
4.250%, 01/27/2021	148,875	149,177
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	109,725	109,039
Medpace Holdings, Inc.
4.750%, 04/01/2021	123,868	123,145
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	250,000	245,938
Opal Acquisition, Inc.
5.000%, 11/27/2020	669,938	668,472
PRA Holdings, Inc.
4.500%, 09/23/2020	394,876	393,099
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	380,188	375,066
		2,537,875
Industrials - 0.2%
AFGlobal Corp.
5.000%, 12/19/2019	158,404	156,028
Filtration Group, Inc.
4.500%, 11/21/2020	193,538	192,731
Fly Funding II SARL
4.500%, 08/09/2019	209,000	208,739
Gates Global LLC
4.250%, 07/05/2021	155,000	153,367
RBS Global, Inc.
4.000%, 08/21/2020	544,500	540,530
		1,251,395
Information technology - 0.4%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	199,500	199,358
CDW LLC
3.250%, 04/29/2020	500,000	492,590
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	420,753	416,846
Kronos, Inc.
4.500%, 10/30/2019	113,710	113,795
Transfirst Holdings, Inc.
5.500%, 11/12/2021	105,000	105,230
Zayo Group LLC
4.000%, 07/02/2019	609,798	608,528
		1,936,347
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	723,727
Coveris Holdings SA
5.250%, 05/08/2019	307,675	308,636
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	674,579	632,137
Minerals Technologies, Inc.
TBD 05/07/2021 (T)	160,940	160,387
		1,824,887
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	874,867
Level 3 Financing, Inc.
4.000%, 01/15/2020	295,000	294,508
4.500%, 01/31/2022	350,000	351,125
		1,520,500
TOTAL TERM LOANS (Cost $20,329,723)		$20,134,753

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.3%
Commercial and residential - 11.3%
Adjustable Rate Mortgage Trust,
Series 2005-9, Class 5A1
0.425%, 11/25/2035 (P)	26,496	24,412

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.475%, 11/25/2035 (P)	$249,089	$198,691
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	317,920	270,282
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	467,291	337,972
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	139,690	114,185
Series 2007-OA3, Class 1A1,
0.295%, 04/25/2047 (P)	212,241	177,611
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A11
1.054%, 10/25/2046 (P)	199,696	145,489
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.497%, 02/10/2051 (P)	911,054	1,000,925
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.345%, 10/20/2036 (P)	237,276	169,367
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	489,438
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	463,296
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.325%, 01/25/2037 (P)	373,027	296,498
Series 2007-AA2, Class 12A1,
0.365%, 05/25/2047 (P)	277,145	205,059
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.655%, 01/25/2036 (P)	237,007	190,368
Series 2005-7, CLass 21A1,
2.633%, 09/25/2035 (P)	296,062	270,920
Series 2005-9, Class 11A1,
0.675%, 11/25/2035 (P)	312,780	257,391
Series 2006-3, Class 1A1,
0.535%, 05/25/2036 (P)	171,145	125,526
Series 2006-4, Class 11A1,
0.475%, 08/25/2036 (P)	212,748	160,771
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.928%, 06/25/2047 (P)	322,774	290,270
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.897%, 06/11/2040 (P)	400,000	436,440
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	424,511	457,963
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	379,976
CHL Mortgage Pass-Through Trust
Series 2007-12, Class A9,
5.750%, 08/25/2037	283,896	271,397
Series 2007-HY1, Class 1A1,
2.657%, 04/25/2037 (P)	425,886	388,446
Series 2007-HY4, Class 1A1,
2.562%, 09/25/2047 (P)	461,623	410,804
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.337%, 12/10/2049 (P)	333,745	368,491
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,150,095
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,149,342
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	575,111
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	561,595
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.300%, 01/15/2046 (P)	630,000	650,738
Series 2005-CD1, Class A4,
5.226%, 07/15/2044 (P)	1,304,397	1,329,811
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,135,000	1,209,333
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.241%, 12/10/2049 (P)	877,299	953,197
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.948%, 06/10/2046 (P)	381,673	402,373
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	390,356
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	593,187
Series 2013-CR9, Class A4,
4.237%, 07/10/2045 (P)	410,110	450,644
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,060,000	1,091,955
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	687,798
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	566,387
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	888,219
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	455,233
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	615,000	657,576
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	755,000	789,661
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	340,000	344,114
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	370,662	392,671
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.305%, 03/25/2037 (P)	189,582	136,718
First Horizon Alternative
Mortgage Securities Trust
Series 2005-AA7, Class 2A1,
2.238%, 09/25/2035 (P)	170,834	149,182
Series 2005-AA9, Class 3A1,
2.234%, 11/25/2035 (P)	431,513	357,048
Series 2006-AA1, Class 2A1,
2.231%, 04/25/2036 (P)	29,920	25,008

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	$690,000	$766,739
Series 2012-K706, Class B,
4.163%, 11/25/2044 (P)(S)	500,000	523,370
Series 2014-K503, Class B,
3.079%, 10/25/2047 (P)(S)	695,000	693,300
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	100,572
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.930%, 09/19/2035 (P)	129,230	120,873
Series 2006-AR1, Class 1A1,
2.962%, 04/19/2036 (P)	635,570	560,160
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	339,323
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	868,239
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	550,000	602,710
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	912,334
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	573,155
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.633%, 01/25/2036 (P)	31,990	29,687
Series 2006-AR1, Class 2A4,
2.633%, 01/25/2036 (P)	131,197	121,733
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.504%, 01/19/2035 (P)	33,758	23,624
Series 2005-8, Class 1A2A,
0.484%, 09/19/2035 (P)	121,319	93,989
Series 2006-1, Class 2A1A,
0.394%, 03/19/2036 (P)	301,705	221,354
Series 2006-12, Class 2A13,
0.394%, 12/19/2036 (P)	787,716	559,075
Series 2006-12, Class 2A2A,
0.344%, 01/19/2038 (P)	104,076	87,660
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,125,914
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.594%, 12/25/2036 (P)	631,597	550,957
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.466%, 08/25/2035 (P)	149,397	119,446
Series 2005-AR14, Class 1A1A,
0.435%, 07/25/2035 (P)	73,270	62,078
Series 2006-AR27, Class 2A2,
0.355%, 10/25/2036 (P)	77,452	66,238
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	565,689
Series 2014-C21, Class A5,
3.775%, 08/15/2047	435,000	458,769
Series 2014-C22, Class A4,
3.801%, 09/15/2047	870,000	912,643
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	369,153
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.891%, 02/12/2049 (P)	795,000	863,198
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	808,900
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	660,342
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	630,000	662,659
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	758,265
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,511,551	1,615,461
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.816%, 05/25/2036 (P)	59,754	53,052
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	769,209	815,035
Series 2006-C4, Class A4,
6.029%, 06/15/2038 (P)	1,280,231	1,353,814
Series 2007-C2, Class A3,
5.430%, 02/15/2040	404,858	436,974
Lehman XS Trust, Series 2006-16N,
Class A4A 0.348%, 11/25/2046 (P)	432,845	344,126
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.356%, 02/25/2046 (P)	457,324	336,045
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.553%, 07/25/2035 (P)	512,888	425,446
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.862%, 05/12/2039 (P)	820,000	859,458
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	1,015,731	1,085,570
Series 2007-7, Class A4,
5.743%, 06/12/2050 (P)	780,000	848,703
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	649,081
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	204,908
Series 2014-C16, Class A5,
3.892%, 06/15/2047	430,000	457,054
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,091,422
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	13,885	13,872
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,143,432	1,217,196
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	876,721

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	$566,356	$620,930
Series 2007-T27, Class A4,
5.827%, 06/11/2042 (P)	190,000	208,269
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	841,968
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
3.183%, 05/25/2036 (P)	129,413	94,059
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	465,079
RALI Series Trust
Series 06-QO7, Class 1A1,
0.914%, 09/25/2046 (P)	439,156	294,444
Series 2007-QH9, Class A1,
1.407%, 11/25/2037 (P)	304,337	193,888
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	32,085	30,049
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.044%, 04/25/2037 (P)	65,181	56,739
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.449%, 07/20/2037 (P)	43,335	36,514
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	800,925
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.455%, 09/25/2034 (P)	51,186	45,472
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A 0.435%, 02/25/2036 (P)	42,325	33,976
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	845,000	878,967
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	615,003
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	480,563	494,762
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.609%, 10/25/2035 (P)	325,000	303,562
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	460,006
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.489%, 10/25/2036 (P)	372,338	346,663
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	468,389
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	454,554
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,089,824
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	659,803
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,093,126
		62,312,397
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	43,401	45,475
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.095%, 09/16/2035	26,015	5,950
		51,425
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $62,228,941)		$62,363,822

ASSET BACKED SECURITIES - 3.1%
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	85,890	85,987
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	186,042	188,143
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	177,000	178,667
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	272,234	273,365
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	588,890
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	655,259
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	592,097
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	590,000	590,636
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,065,285
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	166,016
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	471,750
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	326,271
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,071,594
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	290,747
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	286,802	286,355
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,348
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,976
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	784,240	454,479

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Shares or
Principal
Amount		Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2006-20, Class 2A1A,
0.205%, 12/25/2046 (P)	$719,047	$480,823
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	298,747	174,587
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	381,460
Series 2007-3, Class 1A2,
0.325%, 03/25/2047 (P)	1,118,333	582,277
GSAMP Trust, Series 2007-FM2,
Class A2B 0.245%, 01/25/2037 (P)	621,963	372,702
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	379,540
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A3
0.305%, 06/25/2036 (P)	201,965	148,377
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.386%, 04/25/2037 (P)	650,000	424,120
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	446,715
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	636,796
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	156,749
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	812,862
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	251,099
SBA Tower Trust, Series 2014-1A,
Class C 2.898%, 10/15/2044 (S)	705,000	711,203
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.248%, 07/25/2036 (P)	254,898	123,696
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.335%, 07/25/2037 (P)	55,000	34,028
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	1,081,979	1,083,052
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	946,306
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	231,169
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,117,262
TOTAL ASSET BACKED SECURITIES (Cost $16,916,182)		$17,141,688

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	865,475
TOTAL PREFERRED SECURITIES (Cost $910,000)		$865,475

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	6,260,000	2,224
Over the Counter on INR vs. USD
(Expiration Date: 01/16/2015; Strike
Price: $62.55; Counterparty: Bank of
America N.A.) (I)	40,000,000	5,409
Over the Counter on MXN vs. USD
(Expiration Date: 01/15/2015; Strike
Price: $13.61; Counterparty: JPMorgan
Chase Bank) (I)	8,721,969	1,774
Over the Counter on TRY vs. USD
(Expiration Date: 01/19/2015; Strike
Price: $2.31; Counterparty: JPMorgan
Chase Bank) (I)	1,500,000	26,344
		35,751
TOTAL PURCHASED OPTIONS (Cost $147,718)		$35,751

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	54,402	544,372
TOTAL SECURITIES LENDING
COLLATERAL (Cost $544,367)		$544,372

SHORT-TERM INVESTMENTS - 23.5%
Repurchase agreement - 23.5%
BNP Paribas Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120%
to be repurchased at $80,300,000 on
12/01/2014, collateralized by
$8,963,166 Government National
Mortgage Association, 3.500% - 6.000%
due 09/20/2038 - 12/20/2043 (valued at
$9,537,084, including interest),
$57,119,729 Federal National Mortgage
Association, 3.500% - 6.500% due
01/01/2016 - 10/01/2044 (valued at
$61,816,339, including interest) and
$9,948,559 Federal Home Loan
Mortgage Corp., 3.500% - 7.500% due
09/01/2016 - 11/01/2044 (valued at
$10,552,578, including interest)	$80,300,000	80,300,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120%
to be repurchased at $5,200,000 on
12/01/2014, collateralized by
$5,200,052 Federal National Mortgage
Association, 3.473% - 5.000% due
02/01/2018 - 08/01/2042 (valued at
$5,304,482, including interest)	5,200,000	5,200,000

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Societe Generale SA Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120%
to be repurchased at $44,800,448 on
12/01/2014, collateralized by
$26,136,500 U.S. Treasury Notes,
0.250% - 1.500% due 01/31/2015 -
09/30/2016 (valued at $26,489,709,
including interest), $16,130,700
U.S. Treasury Bonds, 3.625% due
08/15/2043 (valued at $18,460,071,
including interest) and $746,500
U.S. Treasury Bills, 0.062% due
04/30/2015 (valued at $746,307,
including interest)	$44,800,000	$44,800,000
		130,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,300,000)		$130,300,000
Total Investments (Investment Quality Bond Fund)
(Cost $670,425,931) - 122.6%		$678,524,461
Other assets and liabilities, net - (22.6%)		(124,927,824)
TOTAL NET ASSETS - 100.0%		$553,596,637

Lifestyle II Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 66.9%
Equity - 66.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	643,928	9,060,072
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,848,262)		$9,060,072

UNAFFILIATED INVESTMENT COMPANIES - 33.0%
Exchange-traded funds - 33.0%
Financial Select Sector SPDR Fund	11,595	282,919
iShares MSCI USA Minimum Volatility ETF	17,039	693,147
Vanguard Consumer Staples ETF	1,580	202,572
Vanguard Dividend Appreciation ETF	6,931	565,084
Vanguard Energy ETF	1,663	189,981
Vanguard FTSE Emerging Markets ETF	12,894	543,740
Vanguard Health Care ETF	1,877	239,843
Vanguard Information Technology ETF	3,839	411,080
Vanguard Materials ETF	605	66,326
Vanguard Mid-Cap ETF	4,227	527,276
Vanguard MSCI EAFE ETF	8,020	317,672
Vanguard REIT ETF	1,704	137,291
Vanguard Small-Cap ETF	2,518	294,228
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,347,660)		$4,471,159
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $13,195,922) - 99.9%		$13,531,231
Other assets and liabilities, net - 0.1%		10,426
TOTAL NET ASSETS - 100.0%		$13,541,657

Lifestyle II Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.5%
Equity - 41.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	1,029,054	$14,478,787
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $13,921,413)		$14,478,787

UNAFFILIATED INVESTMENT COMPANIES - 58.4%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	21,519	525,064
iShares iBoxx Investment Grade Corporate
Bond ETF	10,238	1,229,481
iShares JPMorgan USD Emerging Markets
Bond ETF	4,104	467,035
iShares MSCI USA Minimum Volatility ETF	34,939	1,421,317
iShares TIPS Bond ETF	3,084	349,294
PowerShares Senior Loan Portfolio	83,546	2,034,345
SPDR Barclays High Yield Bond ETF	75,307	2,980,651
Vanguard Consumer Staples ETF	2,242	287,447
Vanguard Dividend Appreciation ETF	13,839	1,128,294
Vanguard Energy ETF	2,981	340,549
Vanguard FTSE Emerging Markets ETF	9,300	392,181
Vanguard Health Care ETF	3,444	440,074
Vanguard Information Technology ETF	6,562	702,659
Vanguard Intermediate-Term Bond ETF	11,723	1,002,785
Vanguard Intermediate-Term Corporate
Bond ETF	32,954	2,864,362
Vanguard Materials ETF	1,090	119,497
Vanguard Mid-Cap ETF	5,568	694,552
Vanguard MSCI EAFE ETF	8,862	351,024
Vanguard REIT ETF	5,450	439,107
Vanguard Small-Cap ETF	2,496	291,658
Vanguard Total Bond Market ETF	28,248	2,340,912
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $20,116,206)		$20,402,288
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $34,037,619) - 99.9%		$34,881,075
Other assets and liabilities, net - 0.1%		35,086
TOTAL NET ASSETS - 100.0%		$34,916,161

Lifestyle II Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.7%
Equity - 14.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	83,468	$1,174,396
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,119,919)		$1,174,396

UNAFFILIATED INVESTMENT COMPANIES - 85.2%
Exchange-traded funds - 85.2%
iShares iBoxx Investment Grade Corporate
Bond ETF	5,786	694,841
iShares JPMorgan USD Emerging Markets
Bond ETF	1,726	196,419
iShares MSCI USA Minimum Volatility ETF	5,463	222,235
iShares TIPS Bond ETF	1,884	213,382
PowerShares Senior Loan Portfolio	32,785	798,315

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Lifestyle II Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
SPDR Barclays High Yield Bond ETF	20,921	$828,053
Vanguard Consumer Staples ETF	347	44,489
Vanguard Dividend Appreciation ETF	2,165	176,512
Vanguard Energy ETF	248	28,332
Vanguard Intermediate-Term Bond ETF	6,618	566,104
Vanguard Intermediate-Term Corporate
Bond ETF	18,592	1,616,017
Vanguard Materials ETF	92	10,086
Vanguard Mid-Cap ETF	147	18,337
Vanguard REIT ETF	1,002	80,731
Vanguard Total Bond Market ETF	15,957	1,322,357
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $6,773,469)		$6,816,210
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $7,893,388) - 99.9%		$7,990,606
Other assets and liabilities, net - 0.1%		7,362
TOTAL NET ASSETS - 100.0%		$7,997,968

Lifestyle II Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 54.8%
Equity - 54.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	982,552	$13,824,511
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $13,337,607)		$13,824,511

UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Exchange-traded funds - 45.1%
Financial Select Sector SPDR Fund	18,448	450,131
iShares iBoxx Investment Grade Corporate
Bond ETF	3,246	389,812
iShares JPMorgan USD Emerging Markets
Bond ETF	2,233	254,115
iShares MSCI USA Minimum Volatility ETF	33,848	1,376,937
iShares TIPS Bond ETF	1,115	126,285
PowerShares Senior Loan Portfolio	30,769	749,225
SPDR Barclays High Yield Bond ETF	26,874	1,063,673
Vanguard Consumer Staples ETF	2,741	351,424
Vanguard Dividend Appreciation ETF	13,597	1,108,563
Vanguard Energy ETF	2,309	263,780
Vanguard FTSE Emerging Markets ETF	13,584	572,837
Vanguard Health Care ETF	2,996	382,829
Vanguard Information Technology ETF	5,958	637,983
Vanguard Intermediate-Term Bond ETF	3,708	317,182
Vanguard Intermediate-Term Corporate
Bond ETF	10,437	907,184
Vanguard Materials ETF	833	91,322
Vanguard Mid-Cap ETF	6,233	777,504
Vanguard MSCI EAFE ETF	7,372	292,005
Vanguard REIT ETF	3,173	255,649
Vanguard Small-Cap ETF	2,330	272,261
Vanguard Total Bond Market ETF	8,929	739,946
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $11,083,201)		$11,380,647
Total Investments (Lifestyle II Growth Portfolio)
(Cost $24,420,808) - 99.9%		$25,205,158
Other assets and liabilities, net - 0.1%		26,384
TOTAL NET ASSETS - 100.0%		$25,231,542

Lifestyle II Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.4%
Equity - 27.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	263,589	3,708,703
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,617,429)		$3,708,703

UNAFFILIATED INVESTMENT COMPANIES - 72.5%
Exchange-traded funds - 72.5%
iShares iBoxx Investment Grade Corporate
Bond ETF	6,728	807,967
iShares JPMorgan USD Emerging Markets
Bond ETF	2,205	250,929
iShares MSCI USA Minimum Volatility ETF	15,087	613,739
iShares TIPS Bond ETF	1,592	180,310
PowerShares Senior Loan Portfolio	48,224	1,174,254
SPDR Barclays High Yield Bond ETF	37,736	1,493,591
Vanguard Consumer Staples ETF	1,006	128,979
Vanguard Dividend Appreciation ETF	5,999	489,098
Vanguard Energy ETF	835	95,390
Vanguard FTSE Emerging Markets ETF	1,579	66,586
Vanguard Intermediate-Term Bond ETF	7,718	660,198
Vanguard Intermediate-Term Corporate
Bond ETF	21,689	1,885,208
Vanguard Materials ETF	302	33,108
Vanguard Mid-Cap ETF	1,312	163,659
Vanguard MSCI EAFE ETF	1,325	52,483
Vanguard REIT ETF	1,687	135,922
Vanguard Small-Cap ETF	424	49,544
Vanguard Total Bond Market ETF	18,611	1,542,294
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $9,764,495)		$9,823,259
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $13,381,924) - 99.9%		$13,531,962
Other assets and liabilities, net - 0.1%		10,994
TOTAL NET ASSETS - 100.0%		$13,542,956

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.0%
Consumer discretionary - 22.9%
Automobiles - 1.8%
Harley-Davidson, Inc.	434,170	$30,252,966
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	1,421,591
Hotels, restaurants and leisure - 6.3%
Bloomin’ Brands, Inc. (I)	555,252	12,643,088
Chipotle Mexican Grill, Inc. (I)	45,663	30,302,880
Diamond Resorts International, Inc. (I)	946,341	22,882,525
Panera Bread Company, Class A (I)	134,901	22,582,427
Wyndham Worldwide Corp.	213,893	17,830,120
		106,241,040
Household durables - 4.1%
Harman International Industries, Inc.	147,159	15,971,166
Lennar Corp., Class A	386,664	18,266,007
Whirlpool Corp.	185,782	34,587,035
		68,824,208
Internet and catalog retail - 2.7%
Netflix, Inc. (I)	73,702	25,544,376
zulily, Inc., Class A (I)(L)	717,330	20,608,891
		46,153,267
Media - 1.4%
IMAX Corp. (I)(L)	770,805	24,187,861
Specialty retail - 3.5%
Advance Auto Parts, Inc.	162,152	23,849,316
Ross Stores, Inc.	167,606	15,332,597
Signet Jewelers, Ltd.	156,036	20,434,475
		59,616,388
Textiles, apparel and luxury goods - 3.0%
Kate Spade & Company (I)	612,997	19,634,294
Samsonite International SA	5,657,400	18,830,024
Vince Holding Corp. (I)	346,578	12,868,441
		51,332,759
		388,030,080
Consumer staples - 4.0%
Beverages - 1.1%
Monster Beverage Corp. (I)	169,410	18,999,332
Food and staples retailing - 1.3%
Whole Foods Market, Inc.	441,011	21,622,769
Food products - 0.6%
Diamond Foods, Inc. (I)	27,813	828,549
The WhiteWave Foods Company (I)	261,432	9,576,254
		10,404,803
Household products - 1.0%
Spectrum Brands Holdings, Inc.	191,486	17,610,967
		68,637,871
Energy - 3.1%
Oil, gas and consumable fuels - 3.1%
Diamondback Energy, Inc. (I)	310,964	17,538,370
Energen Corp.	254,886	15,221,792
Pioneer Natural Resources Company	135,770	19,446,337
		52,206,499
		52,206,499
Financials - 6.1%
Capital markets - 2.3%
Julius Baer Group, Ltd. (I)	436,108	19,741,321
Northern Trust Corp.	273,324	18,512,235
		38,253,556
Diversified financial services - 0.4%
Nomad Holdings, Ltd. (I)	661,578	7,548,740
Insurance - 1.1%
Assured Guaranty, Ltd.	764,019	19,528,326
Real estate investment trusts - 1.0%
Paramount Group, Inc. (I)	866,020	16,281,176
Real estate management and development - 1.3%
CBRE Group, Inc., Class A (I)	643,078	21,697,452
		103,309,250
Health care - 16.5%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (I)	75,177	7,559,047
Cepheid, Inc. (I)	249,451	13,739,761
Cubist Pharmaceuticals, Inc. (I)	98,192	7,443,936
Incyte Corp. (I)	148,987	11,255,968
NPS Pharmaceuticals, Inc. (I)	206,610	6,855,320
Regeneron Pharmaceuticals, Inc. (I)	45,837	19,073,234
		65,927,266
Health care equipment and supplies - 6.3%
Becton, Dickinson and Company	195,605	27,449,250
DexCom, Inc. (I)	679,988	34,992,182
HeartWare International, Inc. (I)	239,759	17,629,479
Insulet Corp. (I)	559,923	26,086,813
		106,157,724
Health care providers and services - 1.1%
Envision Healthcare Holdings, Inc. (I)	533,774	18,874,249
Health care technology - 2.3%
Cerner Corp. (I)	239,411	15,418,068
Veeva Systems, Inc., Class A (I)(L)	732,960	24,077,736
		39,495,804
Pharmaceuticals - 2.9%
Actavis PLC (I)	98,570	26,674,028
Ono Pharmaceutical Company, Ltd.	261,560	22,367,616
		49,041,644
		279,496,687
Industrials - 17.5%
Aerospace and defense - 2.3%
DigitalGlobe, Inc. (I)	610,726	16,495,709
Textron, Inc.	534,650	23,161,038
		39,656,747
Airlines - 0.8%
Spirit Airlines, Inc. (I)	174,029	14,390,458
Construction and engineering - 1.7%
AECOM Technology Corp. (I)	881,621	28,220,688
Electrical equipment - 2.7%
Acuity Brands, Inc.	173,245	23,942,459
Generac Holdings, Inc. (I)(L)	503,609	21,846,558
		45,789,017
Machinery - 1.9%
Pall Corp.	150,928	14,505,690

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Pentair PLC	270,333	$17,493,248
		31,998,938
Professional services - 2.7%
IHS, Inc., Class A (I)	227,422	27,850,098
Nielsen NV (L)	426,102	17,798,281
		45,648,379
Road and rail - 2.2%
Kansas City Southern	144,079	17,136,756
Landstar System, Inc.	250,739	20,154,401
		37,291,157
Trading companies and distributors - 3.2%
Fastenal Company	421,276	19,041,675
HD Supply Holdings, Inc. (I)	736,090	21,405,497
WESCO International, Inc. (I)(L)	168,890	13,914,847
		54,362,019
		297,357,403
Information technology - 19.9%
Communications equipment - 2.4%
F5 Networks, Inc. (I)	254,991	32,942,287
Ubiquiti Networks, Inc. (L)	297,157	8,587,837
		41,530,124
Electronic equipment, instruments and components - 2.8%
Cognex Corp. (I)	571,940	23,283,677
TE Connectivity, Ltd.	367,530	23,595,426
		46,879,103
Internet software and services - 5.9%
Akamai Technologies, Inc. (I)	405,623	26,207,302
CoStar Group, Inc. (I)	87,577	14,910,860
Equinix, Inc.	80,157	18,209,266
Shutterstock, Inc. (I)	237,088	17,824,276
Yelp, Inc. (I)	251,891	14,380,457
Zillow, Inc., Class A (I)(L)	74,908	8,866,111
		100,398,272
Semiconductors and semiconductor equipment - 3.1%
First Solar, Inc. (I)	167,429	8,170,535
NXP Semiconductors NV (I)	363,645	28,295,217
Sumco Corp.	286,640	3,669,549
SunEdison, Inc. (I)	546,547	11,832,743
		51,968,044
Software - 5.7%
Activision Blizzard, Inc.	655,521	14,192,030
Cadence Design Systems, Inc. (I)	1,159,487	21,879,520
FactSet Research Systems, Inc. (L)	154,418	21,164,531
ServiceNow, Inc. (I)	69,219	4,427,247
Solera Holdings, Inc.	396,398	20,878,283
Tyler Technologies, Inc. (I)	127,851	13,882,062
		96,423,673
		337,199,216
Materials - 3.8%
Chemicals - 1.7%
Platform Specialty Products Corp. (I)	1,193,065	29,838,556
Construction materials - 2.1%
Eagle Materials, Inc.	174,515	14,378,291
Martin Marietta Materials, Inc.	173,844	20,868,234
		35,246,525
		65,085,081
Telecommunication services - 0.2%
Diversified telecommunication services - 0.2%
Zayo Group Holdings, Inc. (I)	156,500	4,302,185
TOTAL COMMON STOCKS (Cost $1,364,275,065)		$1,595,624,272

PREFERRED SECURITIES - 5.3%
Consumer discretionary - 0.2%
The Honest Company, Inc. (I)(R)	122,593	3,317,036
Health care - 0.2%
ConforMIS, Inc. (I)(R)	372,231	2,977,848
Industrials - 0.3%
Lithium Technology Corp. (I)(R)	1,161,748	6,099,177
Information technology - 4.6%
Apigee Corp., Series H (I)(R)	1,877,800	6,422,076
Datalogix Holdings, Inc. (I)(R)	644,570	6,639,071
DocuSign, Inc., Series B (I)(R)	10,938	138,584
DocuSign, Inc., Series B1 (I)(R)	3,276	41,507
DocuSign, Inc., Series D (I)(R)	7,860	99,586
DocuSign, Inc., Series E (I)(R)	203,275	2,575,494
Essence Group Holdings Corp. (I)(R)	2,576,993	4,074,999
Lookout, Inc., Series F (I)(R)	341,649	3,902,691
New Relic, Inc., Series F (I)(R)	88,435	3,028,899
Nutanix, Inc. (I)(R)	273,945	3,669,904
One Kings Lane, Inc. (I)(R)	529,764	7,723,959
Pure Storage, Inc., Series F (I)(R)	368,950	5,802,071
Uber Technologies, Inc. (I)(R)	264,847	28,669,688
Veracode, Inc. (I)(R)	254,658	4,702,489
		77,491,018
TOTAL PREFERRED SECURITIES (Cost $76,332,730)		$89,885,079

WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	661,600	350,648
TOTAL WARRANTS (Cost $6,616)		$350,648

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	10,972,704	109,798,367
TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,794,147)		$109,798,367

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.3%
Repurchase agreement - 1.3%
Societe Generale SA Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120% to
be repurchased at $21,600,216 on
12/01/2014, collateralized by $21,786,900
U.S. Treasury Notes, 0.250% - 1.000% due
12/15/2015 - 09/30/2019 (valued at
$21,705,196, including interest) and
$244,900 U.S. Treasury Bonds, 4.500% -
6.875% due 08/15/2025 - 02/15/2036
(valued at $326,886, including interest)	$21,600,000	$21,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,600,000)		$21,600,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,572,008,558) - 107.1%		$1,817,258,366
Other assets and liabilities, net - (7.1%)		(119,886,940)
TOTAL NET ASSETS - 100.0%		$1,697,371,426

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.0%
Consumer discretionary - 10.2%
Auto components - 0.4%
Visteon Corp. (I)	40,400	$3,959,200
Diversified consumer services - 1.5%
Graham Holdings Company, Class B	4,300	3,816,207
Houghton Mifflin Harcourt Company (I)	170,900	3,284,698
Strayer Education, Inc. (I)	114,900	8,696,781
		15,797,686
Leisure products - 1.4%
Hasbro, Inc.	34,000	2,012,800
Mattel, Inc.	357,300	11,272,815
Sankyo Company, Ltd.	60,500	1,945,309
		15,230,924
Media - 3.3%
Cablevision Systems Corp., Class A (L)	700,800	14,240,256
DreamWorks Animation
SKG, Inc., Class A (I) (L)	72,800	1,735,552
News Corp., Class A (I)	683,000	10,600,160
Scholastic Corp.	145,700	5,172,350
Tribune Company, Class A (I)	53,200	3,615,472
		35,363,790
Multiline retail - 1.4%
Kohl’s Corp.	257,000	15,322,340
Specialty retail - 1.4%
Abercrombie & Fitch Company, Class A	198,900	5,738,265
American Eagle Outfitters, Inc. (L)	147,900	2,085,390
CarMax, Inc. (I)	64,600	3,680,908
The Gap, Inc.	76,800	3,041,280
		14,545,843
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	218,800	8,121,856
		108,341,639
Consumer staples - 8.4%
Food and staples retailing - 2.9%
Sysco Corp.	485,600	19,550,256
The Kroger Company	187,300	11,208,032
		30,758,288
Food products - 4.4%
Archer-Daniels-Midland Company	141,900	7,475,292
Bunge, Ltd.	226,800	20,586,636
Dean Foods Company (L)	139,200	2,373,360
Flowers Foods, Inc.	172,300	3,359,850
Kellogg Company	74,500	4,935,625
McCormick & Company, Inc.	78,700	5,849,771
Tootsie Roll Industries, Inc. (L)	59,630	1,737,618
		46,318,152
Household products - 0.4%
The Clorox Company	44,800	4,552,576
Personal products - 0.7%
Avon Products, Inc.	721,100	7,052,358
		88,681,374
Energy - 6.4%
Energy equipment and services - 1.1%
Exterran Holdings, Inc.	266,100	8,914,350
SEACOR Holdings, Inc. (I)	32,800	2,333,392
		11,247,742
Oil, gas and consumable fuels - 5.3%
California Resources Corp. (I)	152,600	1,228,430
Cameco Corp.	556,400	10,343,476
CONSOL Energy, Inc.	213,000	8,334,690
Hess Corp.	83,900	6,118,827
Murphy Oil Corp.	107,200	5,190,624
Talisman Energy, Inc.	2,537,300	12,026,380
WPX Energy, Inc. (I)	975,600	13,238,892
		56,481,319
		67,729,061
Financials - 27.7%
Banks - 5.2%
CIT Group, Inc.	405,300	19,778,640
Commerce Bancshares, Inc.	94,378	4,041,275
First Horizon National Corp.	1,024,358	13,070,808
First Niagara Financial Group, Inc.	1,055,700	8,625,069
SunTrust Banks, Inc.	122,400	4,809,096
WestAmerica Bancorp. (L)	103,300	5,020,380
		55,345,268
Capital markets - 6.7%
E*TRADE Financial Corp. (I)	956,710	21,822,555
Lazard, Ltd., Class A	352,400	18,155,648
Legg Mason, Inc.	101,900	5,782,825
Northern Trust Corp.	375,200	25,412,296
		71,173,324
Consumer finance - 1.1%
Ally Financial, Inc. (I)	491,610	11,690,486
Diversified financial services - 1.1%
FNFV Group (I)	108,814	1,552,776
Groupe Bruxelles Lambert SA	14,621	1,322,830
PHH Corp. (I)	394,400	9,134,304
		12,009,910

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 8.9%
CNA Financial Corp.	280,600	$10,864,832
Enstar Group, Ltd. (I)	9,400	1,371,930
First American Financial Corp.	481,300	15,406,413
FNF Group	327,787	10,620,299
Kemper Corp.	243,700	8,592,862
Loews Corp.	47,100	1,961,244
Marsh & McLennan Companies, Inc.	348,200	19,704,638
OneBeacon Insurance Group, Ltd., Class A	111,500	1,775,080
The Progressive Corp.	280,200	7,632,648
White Mountains Insurance Group, Ltd.	22,200	14,069,694
Willis Group Holdings PLC	69,800	2,981,158
		94,980,798
Real estate investment trusts - 3.5%
AvalonBay Communities, Inc.	23,700	3,810,723
Rayonier, Inc.	401,300	10,947,464
Vornado Realty Trust	4,400	490,864
Washington Real Estate Investment Trust	202,400	5,438,488
Weingarten Realty Investors	127,600	4,644,640
Weyerhaeuser Company	334,397	11,807,558
		37,139,737
Real estate management and development - 0.5%
The St. Joe Company (I) (L)	262,300	4,876,157
Thrifts and mortgage finance - 0.7%
Capitol Federal Financial, Inc.	560,212	7,013,854
		294,229,534
Health care - 9.4%
Health care equipment and supplies - 1.9%
Haemonetics Corp. (I)	87,100	3,216,603
Hologic, Inc. (I)	564,900	15,139,320
Thoratec Corp. (I)	73,800	2,301,822
		20,657,745
Health care providers and services - 3.9%
HealthSouth Corp.	172,400	7,090,812
Humana, Inc.	46,500	6,415,605
Quest Diagnostics, Inc.	183,100	11,958,261
Select Medical Holdings Corp.	704,600	10,167,378
Tenet Healthcare Corp. (I)	127,225	6,113,161
		41,745,217
Pharmaceuticals - 3.6%
Hospira, Inc. (I)	403,500	24,064,740
Zoetis, Inc.	304,900	13,699,157
		37,763,897
		100,166,859
Industrials - 10.1%
Aerospace and defense - 2.9%
Textron, Inc.	716,400	31,034,448
Air freight and logistics - 2.5%
C.H. Robinson Worldwide, Inc.	236,900	17,469,006
Expeditors International of Washington, Inc.	185,400	8,680,428
		26,149,434
Airlines - 0.7%
Southwest Airlines Company	172,300	7,205,586
Commercial services and supplies - 1.2%
Cintas Corp.	179,900	13,159,685
Construction and engineering - 0.7%
KBR, Inc.	426,500	7,182,260
Machinery - 1.3%
Harsco Corp.	350,500	6,785,680
Ingersoll-Rand PLC	23,900	1,507,134
Xylem, Inc.	145,100	5,563,134
		13,855,948
Professional services - 0.8%
ManpowerGroup, Inc.	129,000	8,624,940
		107,212,301
Information technology - 3.9%
Communications equipment - 0.5%
ADTRAN, Inc.	243,700	5,090,893
Electronic equipment, instruments and components - 0.4%
AVX Corp.	277,900	3,971,191
Semiconductors and semiconductor equipment - 2.9%
Applied Materials, Inc.	666,000	16,017,300
ASML Holding NV	30,076	3,178,432
Broadcom Corp., Class A	163,700	7,060,381
Marvell Technology Group, Ltd.	353,700	5,064,984
		31,321,097
Software - 0.1%
FactSet Research Systems, Inc.	7,900	1,082,774
		41,465,955
Materials - 6.9%
Chemicals - 0.9%
The Scotts Miracle-Gro Company, Class A	161,200	9,838,036
Construction materials - 1.4%
Vulcan Materials Company	232,500	15,368,250
Containers and packaging - 1.9%
MeadWestvaco Corp.	224,700	10,066,560
Packaging Corp. of America	131,600	9,775,248
		19,841,808
Metals and mining - 2.1%
Compania de Minas Buenaventura SA, ADR	333,900	3,088,575
Franco-Nevada Corp. (L)	130,800	6,562,305
Lonmin PLC (I) (L)	1,196,628	3,244,169
Newmont Mining Corp.	500,700	9,212,880
		22,107,929
Paper and forest products - 0.6%
Louisiana-Pacific Corp. (I) (L)	384,700	5,862,828
		73,018,851
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	310,456	7,935,255
Utilities - 6.3%
Electric utilities - 3.6%
American Electric Power Company, Inc.	148,500	8,546,175
Duke Energy Corp.	36,399	2,944,679
FirstEnergy Corp.	672,954	24,818,544
PPL Corp.	38,800	1,378,564
		37,687,962
Independent power and renewable electricity producers - 2.7%
Calpine Corp. (I)	303,200	6,961,472
Dynegy, Inc. (I)	36,200	1,200,030
NRG Energy, Inc.	654,619	20,463,390
		28,624,892

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 0.0%
NiSource, Inc.	6,200	$259,408
		66,572,262
TOTAL COMMON STOCKS (Cost $744,400,659)		$955,353,091
CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	$4,011,000	4,457,224
TOTAL CONVERTIBLE BONDS (Cost $4,041,959)		$4,457,224
SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust, 0.1118% (W) (Y)	2,865,271	28,671,336
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,670,845)		$28,671,336
SHORT-TERM INVESTMENTS - 9.5%
Money market funds - 9.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,359,771	1,359,771
T. Rowe Price Reserve Investment
Fund, 0.0593% (Y)	98,700,827	98,700,827
		100,060,598
TOTAL SHORT-TERM INVESTMENTS (Cost $100,060,598)		$100,060,598
Total Investments (Mid Value Fund)
(Cost $877,174,061) - 102.6%		$1,088,542,249
Other assets and liabilities, net - (2.6%)		(27,111,590)
TOTAL NET ASSETS - 100.0%		$1,061,430,659

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.9%
Consumer discretionary - 3.3%
Hotels, restaurants and leisure - 3.3%
Hilton Worldwide Holdings, Inc. (I)	183,744	$4,817,768
Starwood Hotels & Resorts Worldwide, Inc.	49,400	3,902,600
		8,720,368
		8,720,368
Financials - 91.6%
Real estate investment trusts - 91.2%
Diversified REITs - 4.8%
PS Business Parks, Inc.	39,300	3,198,627
Vornado Realty Trust	85,174	9,502,011
		12,700,638
Industrial REITs - 8.3%
DCT Industrial Trust, Inc.	162,000	5,529,060
EastGroup Properties, Inc.	46,400	3,119,008
Prologis, Inc.	271,044	11,459,740
Terreno Realty Corp.	86,400	1,797,984
		21,905,792
Office REITs - 15.0%
Alexandria Real Estate Equities, Inc.	35,200	3,024,384
Boston Properties, Inc.	70,650	9,159,066
Douglas Emmett, Inc.	225,700	6,283,488
Highwoods Properties, Inc.	116,700	5,036,772
Kilroy Realty Corp.	98,400	6,758,112
SL Green Realty Corp.	80,400	9,337,656
		39,599,478
Residential REITs - 18.1%
American Campus Communities, Inc.	45,800	1,832,000
AvalonBay Communities, Inc.	88,416	14,216,409
Camden Property Trust	94,700	7,261,596
Equity Residential	159,350	11,288,354
Essex Property Trust, Inc.	60,307	12,206,740
Post Properties, Inc.	16,300	954,854
		47,759,953
Retail REITs - 33.1%
Acadia Realty Trust	145,900	4,662,964
CBL & Associates Properties, Inc.	113,214	2,202,012
Federal Realty Investment Trust	73,580	9,761,123
General Growth Properties, Inc.	416,494	11,145,379
Kimco Realty Corp.	270,800	6,891,860
Regency Centers Corp.	124,250	7,638,890
Simon Property Group, Inc.	138,000	24,950,400
Taubman Centers, Inc.	43,900	3,489,611
The Macerich Company	132,512	10,479,049
Weingarten Realty Investors	162,800	5,925,920
		87,147,208
Specialized REITs - 11.9%
Healthcare Realty Trust, Inc.	158,000	4,172,780
Host Hotels & Resorts, Inc.	254,862	5,922,993
Pebblebrook Hotel Trust	99,600	4,299,732
Plum Creek Timber Company, Inc.	68,400	2,850,912
Public Storage	62,600	11,745,638
RLJ Lodging Trust	66,200	2,179,966
		31,172,021
		240,285,090
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	29,200	1,111,936
		241,397,026
TOTAL COMMON STOCKS (Cost $102,018,168)		$250,117,394

CONVERTIBLE BONDS - 0.9%
Financials - 0.9%
Real estate operating companies - 0.9%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,134,000	2,443,430
TOTAL CONVERTIBLE BONDS (Cost $2,098,407)		$2,443,430

SHORT-TERM INVESTMENTS - 4.1%
Money market funds - 4.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,003,065	1,003,065

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0593% (Y)	9,839,642	$9,839,642
		10,842,707
TOTAL SHORT-TERM INVESTMENTS (Cost $10,842,707)		$10,842,707
Total Investments (Real Estate Equity Fund)
(Cost $114,959,282) - 99.9%		$263,403,531
Other assets and liabilities, net - 0.1%		137,466
TOTAL NET ASSETS - 100.0%		$263,540,997

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.4%
Financials - 99.4%
Real estate investment trusts - 99.4%
Diversified REITs - 9.5%
American Realty Capital Properties, Inc.	417,052	$3,920,290
Duke Realty Corp.	477,589	9,284,330
Lexington Realty Trust	976,902	10,745,922
Liberty Property Trust	327,581	11,589,816
PS Business Parks, Inc.	4,041	328,897
Spirit Realty Capital, Inc.	609,323	7,135,172
Vornado Realty Trust	112,970	12,602,933
WP Carey, Inc.	12,428	846,844
		56,454,204
Industrial REITs - 3.4%
Prologis, Inc.	484,855	20,499,669
Office REITs - 15.1%
Alexandria Real Estate Equities, Inc.	184,351	15,839,438
Boston Properties, Inc.	190,006	24,632,378
Brandywine Realty Trust	280,631	4,338,555
Corporate Office Properties Trust	52,274	1,469,422
Digital Realty Trust, Inc.	114,964	8,078,520
Douglas Emmett, Inc.	274,760	7,649,318
DuPont Fabros Technology, Inc.	22,313	727,181
Hudson Pacific Properties, Inc.	264,883	7,448,510
Parkway Properties, Inc.	295,632	5,758,911
SL Green Realty Corp.	124,122	14,415,529
		90,357,762
Residential REITs - 16.9%
American Residential Properties, Inc. (I)	172,522	3,065,716
Apartment Investment & Management
Company, Class A	150,416	5,602,996
Associated Estates Realty Corp.	84,128	1,886,150
AvalonBay Communities, Inc.	214,218	34,444,112
Camden Property Trust	135,930	10,423,112
Equity LifeStyle Properties, Inc.	12,198	605,143
Equity Residential	250,802	17,766,814
Essex Property Trust, Inc.	99,648	20,169,752
Post Properties, Inc.	123,759	7,249,802
		101,213,597
Retail REITs - 26.9%
Federal Realty Investment Trust	146,219	19,397,413
General Growth Properties, Inc.	973,960	26,063,170
Kimco Realty Corp.	718,605	18,288,497
National Retail Properties, Inc.	365,060	14,065,762
Pennsylvania Real Estate Investment Trust	188,585	4,407,231
Realty Income Corp.	157,635	7,323,722
Regency Centers Corp.	120,311	7,396,720
Retail Properties of America, Inc., Class A	285,097	4,581,509
Simon Property Group, Inc.	274,476	49,625,261
The Macerich Company	122,627	9,697,343
		160,846,628
Specialized REITs - 27.6%
American Realty Capital Healthcare Trust, Inc.	424,473	4,809,279
Chesapeake Lodging Trust	167,938	5,686,381
CubeSmart	387,874	8,354,806
DiamondRock Hospitality Company	458,785	6,849,660
Extra Space Storage, Inc.	202,235	11,986,468
HCP, Inc.	646,638	28,969,382
Health Care REIT, Inc.	149,307	10,997,954
Healthcare Realty Trust, Inc.	347,121	9,167,466
Hospitality Properties Trust	145,909	4,464,815
Host Hotels & Resorts, Inc.	488,045	11,342,166
Pebblebrook Hotel Trust	151,012	6,519,188
Public Storage	87,067	16,336,381
RLJ Lodging Trust	228,728	7,532,013
Senior Housing Properties Trust	140,826	3,172,810
Strategic Hotels & Resorts, Inc. (I)	365,642	4,855,726
Ventas, Inc.	336,467	24,074,214
		165,118,709
TOTAL COMMON STOCKS (Cost $460,729,357)		$594,490,569

SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $6,105,000 on 12/01/2014,
collateralized by $5,990,000 Federal Home
Loan Mortgage Corp, 4.125% due
10/11/2033 (valued at $6,229,600,
including interest)	$6,105,000	6,105,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,105,000)		$6,105,000
Total Investments (Real Estate Securities Fund)
(Cost $466,834,357) - 100.4%		$600,595,569
Other assets and liabilities, net - (0.4%)		(2,633,274)
TOTAL NET ASSETS - 100.0%		$597,962,295
Real Return Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 99.2%
U.S. Government - 99.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2022 (D)	$85,357,606	$84,941,439
0.125%, 04/15/2019 to 07/15/2024	72,108,100	71,099,789
0.375%, 07/15/2023	18,819,520	18,887,157
0.500%, 04/15/2015	12,850,695	12,771,381
0.625%, 07/15/2021 to 02/15/2043	47,074,556	47,563,168

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
1.125%, 01/15/2021		$20,021,040	$21,176,935
1.250%, 07/15/2020		22,920,030	24,499,358
1.375%, 01/15/2020 to 02/15/2044		29,909,275	32,855,881
1.625%, 01/15/2015 (D)		16,828,560	16,775,971
1.625%, 01/15/2018		1,931,506	2,050,717
1.750%, 01/15/2028		23,359,861	26,664,907
1.875%, 07/15/2015 (D)		1,590,836	1,612,462
1.875%, 07/15/2019		21,515,254	23,512,128
2.000%, 01/15/2016 to 01/15/2026		22,545,880	25,237,605
2.125%, 02/15/2040 to 02/15/2041		2,309,778	2,967,722
2.375%, 01/15/2025 to 01/15/2027		45,980,867	55,097,248
2.500%, 01/15/2029		13,525,408	16,912,048
2.625%, 07/15/2017		11,829,138	12,850,324
3.875%, 04/15/2029 (D)		26,854,566	38,741,900
U.S. Treasury
Note 0.250%, 01/31/2015 (D)		110,000	110,030
			536,328,170
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.316%, 10/01/2044 (P)		32,627	33,430
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $545,071,285)			$536,361,600

FOREIGN GOVERNMENT
OBLIGATIONS - 11.8%
Australia - 0.8%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	1,900,000	1,797,071
New South Wales Treasury Corp.
3.352%, 11/20/2025		2,200,000	2,647,147
			4,444,218
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,288,305,000	520,381
France - 0.7%
Government of France
0.250%, 07/25/2018	EUR	2,082,860	2,659,068
0.700%, 07/25/2030		100,419	134,758
1.600%, 07/25/2015		957,920	1,205,110
			3,998,936
Germany - 2.2%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		7,556,175	9,722,792
1.500%, 04/15/2016		1,745,775	2,199,721
			11,922,513
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	773,507
Italy - 2.6%
Republic of Italy
1.700%, 09/15/2018	EUR	1,518,555	1,981,183
2.100%, 09/15/2016 to 09/15/2021		1,304,652	1,734,947
2.250%, 04/22/2017		3,190,400	4,115,076
2.350%, 09/15/2024 (S)		2,213,992	3,087,477
2.550%, 10/22/2016		1,395,800	1,799,478
3.100%, 09/15/2026		106,198	158,053
5.000%, 09/01/2040	EUR	500,000	795,945
5.500%, 11/01/2022		200,000	317,920
			13,990,079
Mexico - 0.6%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	30,352,608	2,412,001
4.750%, 06/14/2018		11,246,000	815,317
			3,227,318
New Zealand - 0.7%
Dominion of New Zealand
2.056%, 09/20/2025	NZD	3,900,000	3,097,428
3.000%, 09/20/2030		600,000	518,231
			3,615,659
Slovenia - 0.3%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	316,500
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,338,848
			1,655,348
Spain - 3.7%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	412,636
Kingdom of Spain
0.550%, 11/30/2019 (S)		1,804,950	2,270,467
3.800%, 04/30/2024 (S)		3,300,000	4,806,008
5.400%, 01/31/2023 (S)		7,700,000	12,351,286
			19,840,397
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $67,087,672)			$63,988,356

CORPORATE BONDS - 2.6%
Energy - 0.9%
California Resources Corp.
5.500%, 09/15/2021 (S)		$1,300,000	1,166,750
Petrobras Global Finance BV
2.594%, 03/17/2017 (P)		3,900,000	3,803,007
			4,969,757
Financials - 0.9%
Banco Popolare SC
3.500%, 03/14/2019	EUR	500,000	652,270
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate +10.237%)
10/10/2018 (Q)		500,000	711,676
BNP Paribas SA
0.541%, 11/07/2015 (P)		$400,000	399,925
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	127,118
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$600,000	611,881
6.500%, 02/24/2021 (S)		600,000	701,954
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	100,000	217,899
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	7,274
7.000%, 09/27/2027 (H)		$300,000	43,875

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
6.250%, 01/25/2016		$1,200,000	$1,254,000
			4,727,872
Industrials - 0.6%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,058,389
Greensill Cap SCF 1 SA
1.000%, 03/04/2015		1,400,000	1,361,509
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	684,519
			3,104,417
Utilities - 0.2%
Electricite de France SA
0.690%, 01/20/2017 (P)(S)		$1,100,000	1,103,133
1.150%, 01/20/2017 (S)		300,000	300,498
			1,403,631
TOTAL CORPORATE BONDS (Cost $11,118,133)			$14,205,677

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		630,000	542,140
TOTAL MUNICIPAL BONDS (Cost $602,333)			$542,140

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Commercial and residential - 1.9%
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.706%, 02/25/2035 (P)		386,724	385,909
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.497%, 05/25/2033 (P)		58,327	58,529
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		469,465	473,895
Series 2005-2, Class A2,
2.514%, 03/25/2035 (P)		118,128	119,161
Series 2005-5, Class A1,
2.160%, 08/25/2035 (P)		149,181	150,780
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		259,689	260,729
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.520%, 09/25/2034 (P)		102,481	99,652
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		218,702	223,865
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		40,108	39,766
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		184,347	183,578
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		200,448	200,319
Series 2005-6, Class A3,
1.930%, 09/25/2035 (P)		43,040	41,838
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.329%, 04/19/2034 (P)		4,792,814	4,790,863
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.489%, 07/25/2035 (P)		304,222	306,750
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.555%, 03/25/2036 (P)		599,292	170,260
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.628%, 05/25/2036 (P)		1,045,672	944,480
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.335%, 06/25/2046 (P)		947,765	424,100
Swan Trust, Series 2010-1, Class A
3.920%, 04/25/2041 (P)	AUD	802,355	690,960
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.353%, 03/25/2037 (P)		$651,977	616,049
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		684,014	388,179
U.S. Government Agency - 0.3%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		11,320	12,575
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		13,754	15,626
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		80,528	92,360
Series 2007-63, Class FC,
0.505%, 07/25/2037 (P)		1,349,993	1,354,310
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $15,696,024)			$12,044,533

ASSET BACKED SECURITIES - 1.7%
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.355%, 10/25/2035 (P)		24,277	24,214
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		614,937	433,270
Magi Funding PLC, Series 2010-1A,
Class A
0.429%, 04/11/2021 (P)(S)	EUR	123,586	152,598
SLM Student Loan Trust, Series 2008-9,
Class A
1.733%, 04/25/2023 (P)		$7,915,242	8,140,874
Wood Street CLO BV, Series II-A,
Class A1
0.433%, 03/29/2021 (P)(S)	EUR	118,141	146,247
TOTAL ASSET BACKED SECURITIES (Cost $8,736,601)			$8,897,203

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	16,413
TOTAL COMMON STOCKS (Cost $5,299)			$16,413

SHORT-TERM INVESTMENTS - 1.7%
Foreign government - 1.5%
Republic of Greece
1.689%, 01/16/2015 *	EUR	1,000,000	1,239,363
1.978%, 04/14/2015 *		1,400,000	1,723,690

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Republic of Greece (continued)
2.126%, 12/12/2014 *	EUR	4,100,000	$5,095,087
			8,058,140
U.S. Government - 0.2%
U.S. Treasury Bills
0.042%, 04/16/2015 (D)*		$280,000	279,947
0.047%, 02/12/2015 (D)*		290,000	289,997
0.067%, 05/14/2015 (D)*		289,000	288,908
			858,852
TOTAL SHORT-TERM INVESTMENTS (Cost $9,455,708)			$8,916,992
Total Investments (Real Return Bond Fund)
(Cost $657,773,055) - 119.3%			$644,972,914
Other assets and liabilities, net - (19.3%)			(104,229,746)
TOTAL NET ASSETS - 100.0%			$540,743,168

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 12.3%
Automobiles - 1.9%
Tesla Motors, Inc. (I)	82,784	$20,242,340
Household durables - 0.5%
iRobot Corp. (I)(L)	150,800	5,492,136
Internet and catalog retail - 8.5%
Amazon.com, Inc. (I)	124,650	42,211,476
Coupons.com, Inc. (I)	75,500	1,152,885
Ctrip.com International, Ltd., ADR (I)	105,000	5,678,400
Netflix, Inc. (I)	6,300	2,183,517
The Priceline Group, Inc. (I)	20,020	23,227,004
Vipshop Holdings, Ltd., ADR (I)(L)	583,830	13,346,354
		87,799,636
Media - 1.4%
Liberty Global PLC, Series C (I)	215,400	10,752,768
Twenty-First Century Fox, Inc., Class A	95,300	3,507,040
		14,259,808
		127,793,920
Financials - 0.7%
Real estate investment trusts - 0.7%
American Tower Corp.	67,750	7,114,428
Health care - 3.5%
Health care equipment and supplies - 1.1%
Becton, Dickinson and Company	26,700	3,746,811
Intuitive Surgical, Inc. (I)	15,700	8,128,989
		11,875,800
Health care technology - 1.2%
Veeva Systems, Inc., Class A (I)	380,080	12,485,628
Life sciences tools and services - 0.5%
Agilent Technologies, Inc.	107,900	4,611,646
Pharmaceuticals - 0.7%
Hospira, Inc. (I)	115,640	6,896,770
		35,869,844
Industrials - 1.1%
Aerospace and defense - 0.6%
The Boeing Company	47,500	6,382,100
Electrical equipment - 0.5%
Nidec Corp.	75,300	4,985,439
		11,367,539
Information technology - 75.4%
Communications equipment - 3.8%
Aruba Networks, Inc. (I)	163,400	3,057,214
Cisco Systems, Inc.	451,230	12,471,997
F5 Networks, Inc. (I)	56,325	7,276,627
JDS Uniphase Corp. (I)	232,400	3,100,216
Palo Alto Networks, Inc. (I)	96,600	11,881,800
QUALCOMM, Inc.	19,355	1,410,980
		39,198,834
Electronic equipment, instruments and components - 2.8%
CDW Corp.	161,965	5,681,732
Control4 Corp. (I)(L)	60,300	909,324
IPG Photonics Corp. (I)(L)	86,130	6,209,112
Keyence Corp.	1,200	554,610
Murata Manufacturing Company, Ltd.	17,800	1,922,338
National Instruments Corp.	123,000	3,959,370
Omron Corp.	13,300	619,065
RealD, Inc. (I)	397,900	4,555,955
Trimble Navigation, Ltd. (I)	182,200	5,124,375
		29,535,881
Internet software and services - 17.1%
Akamai Technologies, Inc. (I)	109,965	7,104,839
Alibaba Group Holding, Ltd., ADR (I)	32,925	3,675,747
Angie’s List, Inc. (I)(L)	312,700	1,857,438
Baidu, Inc., ADR (I)	104,070	25,508,598
Dealertrack Technologies, Inc. (I)	139,400	6,574,104
Facebook, Inc., Class A (I)	358,080	27,822,816
Google, Inc., Class A (I)	39,260	21,556,881
Google, Inc., Class C (I)	39,415	21,356,229
GrubHub, Inc. (I)	28,347	1,043,170
HomeAway, Inc. (I)	231,900	7,272,384
LinkedIn Corp., Class A (I)	56,100	12,693,747
MercadoLibre, Inc.	14,100	1,987,254
NAVER Corp.	1,721	1,172,292
NetEase.com, Inc., ADR	39,245	4,147,019
OPOWER, Inc. (I)(L)	6,500	101,205
Renren, Inc., ADR (I)	445	1,277
SINA Corp. (I)	101,300	3,844,335
Tencent Holdings, Ltd.	653,100	10,477,937
Twitter, Inc. (I)	14,867	620,549
VeriSign, Inc. (I)	161,000	9,676,100
Yahoo!, Inc. (I)	68,485	3,543,414
Yandex NV, Class A (I)	200,700	5,001,444
		177,038,779
IT services - 4.9%
Accenture PLC, Class A	68,930	5,950,727
Alliance Data Systems Corp. (I)	17,305	4,946,980
AtoS	19,081	1,355,121
Cognizant Technology
Solutions Corp., Class A (I)	48,470	2,616,895
Computer Sciences Corp.	88,734	5,623,961

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fidelity National Information Services, Inc.	51,930	$3,177,597
Fiserv, Inc. (I)	66,545	4,757,302
MasterCard, Inc., Class A	46,873	4,091,544
Visa, Inc., Class A	69,060	17,830,601
		50,350,728
Semiconductors and semiconductor equipment - 13.7%
Altera Corp.	442,400	16,643,088
Applied Materials, Inc.	150,900	3,629,145
ARM Holdings PLC, ADR	208,700	8,940,708
ASML Holding NV	67,000	7,080,560
Atmel Corp. (I)	648,300	5,128,053
Avago Technologies, Ltd.	166,410	15,542,694
Broadcom Corp., Class A	164,025	7,074,398
First Solar, Inc. (I)	23,500	1,146,800
Intel Corp.	152,960	5,697,760
Lam Research Corp.	172,900	14,288,456
MediaTek, Inc.	115,000	1,725,203
Micron Technology, Inc. (I)	415,175	14,925,541
NXP Semiconductors NV (I)	105,435	8,203,897
ON Semiconductor Corp. (I)	311,100	2,809,233
RF Micro Devices, Inc. (I)(L)	74,565	1,089,395
Semtech Corp. (I)	160,400	4,083,784
SK Hynix, Inc. (I)	59,225	2,570,560
Skyworks Solutions, Inc.	185,320	12,503,540
STR Holdings, Inc. (I)	485,166	553,089
SunPower Corp. (I)(L)	193,930	5,461,069
Taiwan Semiconductor
Manufacturing Company, Ltd.	92,000	423,329
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	136,560	3,205,063
		142,725,365
Software - 16.2%
Aspen Technology, Inc. (I)	34,690	1,309,201
Atlassian, Inc. (I)(R)	5,959	95,344
Atlassian, Inc., Class A (I)(R)	4,105	65,680
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	342,992
Atlassian, Inc., Series 1 (I)(R)	10,460	167,360
Atlassian, Inc., Series 2 (I)(R)	28,006	448,096
Atlassian, Inc., Series A (I)(R)	20,711	331,376
Autodesk, Inc. (I)	266,067	16,496,154
Check Point Software Technologies, Ltd. (I)	92,800	7,174,368
FireEye, Inc. (I)(L)	130,165	3,942,698
FleetMatics Group PLC (I)(L)	57,700	2,030,463
Fortinet, Inc. (I)	95,330	2,627,295
Informatica Corp. (I)	79,357	2,887,008
Interactive Intelligence Group, Inc. (I)	67,200	3,039,456
Intuit, Inc.	133,930	12,572,009
Microsoft Corp.	1,104,755	52,818,337
Nintendo Company, Ltd.	6,800	789,550
Oracle Corp.	92,375	3,917,624
Red Hat, Inc. (I)	329,700	20,490,855
Salesforce.com, Inc. (I)	223,422	13,376,275
ServiceNow, Inc. (I)	250,725	16,036,371
Splunk, Inc. (I)	38,435	2,578,989
Tableau Software, Inc., Class A (I)	54,915	4,606,270
		168,143,771
Technology hardware, storage and peripherals - 16.9%
Apple, Inc.	496,285	59,023,175
Dell, Inc. (I)	992,200	14,522,378
EMC Corp.	158,620	4,814,117
Hewlett-Packard Company	355,645	13,891,494
Lenovo Group, Ltd.	946,000	1,325,606
NEC Corp.	36,000	112,994
Samsung Electronics Company, Ltd.	4,420	5,120,908
SanDisk Corp.	274,420	28,391,493
Seagate Technology PLC	133,140	8,801,885
Stratasys, Ltd. (I)(L)	89,500	9,126,315
Western Digital Corp.	297,425	30,715,080
		175,845,445
		782,838,803
Telecommunication services - 3.0%
Diversified telecommunication services - 0.2%
China Unicom Hong Kong, Ltd.	1,868,000	2,826,843
Wireless telecommunication services - 2.8%
SBA Communications Corp., Class A (I)	55,127	6,707,302
SoftBank Corp.	148,000	9,859,723
T-Mobile US, Inc. (I)	420,500	12,274,395
		28,841,420
		31,668,263
TOTAL COMMON STOCKS (Cost $803,172,002)		$996,652,797

PREFERRED SECURITIES - 0.1%
Information technology - 0.1%
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	1,271,211
TOTAL PREFERRED SECURITIES (Cost $665,115)		$1,271,211

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	3,256,040	32,581,563
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,581,146)		$32,581,563

SHORT-TERM INVESTMENTS - 4.9%
Money market funds - 4.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,176,190	2,176,190
T. Rowe Price Prime Reserve Investment
Fund, 0.0593% (Y)	39,909,036	39,909,036
		42,085,226
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $9,058,000 on 12/01/2014,
collateralized by $8,470,000 U.S. Treasury
Bonds, 3.375% due 05/15/2044 (valued at
$9,243,311, including interest)	9,058,000	9,058,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,143,226)		$51,143,226
Total Investments (Science & Technology Fund)
(Cost $887,561,489) - 104.2%		$1,081,648,797
Other assets and liabilities, net - (4.2%)		(43,717,238)
TOTAL NET ASSETS - 100.0%		$1,037,931,559

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 95.2%
U.S. Government - 19.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$2,162,265	$2,185,070
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	4,545,000	4,509,150
0.750%, 06/30/2017 to 03/31/2018	12,065,000	12,035,712
0.875%, 02/28/2017 to 01/31/2018	25,370,000	25,433,985
		44,163,917
U.S. Government Agency - 76.1%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	12,531,000	12,839,526
5.125%, 04/19/2017 (S)	23,068,000	25,398,029
Federal Farm Credit Bank
0.570%, 08/11/2016	6,170,000	6,170,142
0.900%, 12/26/2017	2,075,000	2,068,493
0.970%, 09/05/2017	2,695,000	2,695,135
1.030%, 03/12/2018	3,700,000	3,695,342
1.100%, 06/20/2017	2,830,000	2,828,896
1.240%, 11/13/2018	6,825,000	6,778,808
2.230%, 12/26/2019	1,335,000	1,336,633
4.875%, 01/17/2017	1,500,000	1,635,174
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,745,047
1.130%, 03/27/2018	4,750,000	4,709,449
1.150%, 07/25/2018	5,245,000	5,198,356
2.125%, 06/10/2016	1,245,000	1,277,152
Federal Home Loan Mortgage Corp.
1.050%, 06/30/2017	2,000,000	2,001,400
1.100%, 06/30/2017 to 05/07/2018	6,780,000	6,728,378
1.200%, 03/20/2018	2,330,000	2,328,518
1.300%, 11/27/2017	8,795,000	8,811,192
2.221%, 09/01/2042 (P)	1,506,909	1,553,089
2.340%, 09/01/2039 (P)	559,424	600,157
2.619%, 01/01/2044 (P)	1,714,055	1,768,925
3.011%, 03/01/2044 (P)	1,023,291	1,062,104
5.500%, 07/01/2037 to 07/01/2040	3,280,765	3,694,723
6.000%, 12/01/2037	253,327	286,407
6.500%, 09/01/2039	186,059	211,204
Federal National Mortgage Association
0.625%, 11/14/2016	1,780,000	1,780,714
0.900%, 11/27/2017	3,000,000	2,978,508
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,348,198
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,362,560
1.906%, 08/01/2042 (P)	1,368,506	1,411,371
2.349%, 09/01/2041 (P)	1,715,354	1,782,534
2.411%, 04/01/2042 (P)	1,011,983	1,053,205
2.489%, 02/01/2042 (P)	1,550,763	1,614,296
2.500%, 10/01/2027	2,020,533	2,066,153
2.905%, 03/01/2044 (P)	964,093	999,627
3.500%, 12/01/2025 to 12/01/2026	1,593,342	1,690,560
5.500%, 05/01/2034 to 08/01/2040	3,202,550	3,597,226
6.000%, 12/01/2036 to 09/01/2037	3,475,571	3,934,726
6.500%, 01/01/2039	1,442,779	1,646,631
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,892,829	1,966,215
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,575,382
4.500%, 04/01/2018	5,470,000	6,065,410
4.875%, 12/15/2016	7,764,000	8,420,306
5.500%, 07/18/2017	4,221,000	4,713,819
6.250%, 12/15/2017	1,613,000	1,865,078
		176,294,798
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $219,581,502)		$220,458,715

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	141,080	146,657
Series K017, Class X1 IO,
1.433%, 12/25/2021	2,116,755	169,410
Series K018, Class X1 IO,
1.443%, 01/25/2022	2,647,784	213,385
Series K022, Class X1 IO,
1.299%, 07/25/2022	4,118,748	322,968
Series K026, Class X1 IO,
1.049%, 11/25/2022	3,192,500	212,828
Series K038, Class X1 IO,
1.201%, 03/25/2024	4,999,215	438,636
Series K704, Class X1 IO,
1.998%, 08/25/2018	10,789,315	682,198
Series K706, Class X1 IO,
1.578%, 10/25/2018	4,128,372	221,330
Series K707, Class X1 IO,
1.549%, 12/25/2018	1,464,164	80,100
Series K709, Class X1 IO,
1.537%, 03/25/2019	2,168,368	124,141
Series K710, Class X1 IO,
1.778%, 05/25/2019	1,582,879	107,294
Series K711, Class X1 IO,
1.707%, 07/25/2019	5,639,498	370,752
Series K715, Class X1 IO,
1.171%, 01/25/2021	15,911,162	949,324
Government National Mortgage Association,
Series 2012-114, Class IO
1.022%, 01/16/2053	1,287,685	109,382
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,107,609)		$4,148,405

SHORT-TERM INVESTMENTS - 2.5%
Repurchase agreement - 2.5%
Barclays Tri-Party Repurchase Agreement
dated 11/28/2014 at 0.060% to be
repurchased at $5,643,028 on 12/01/2014,
collateralized by $4,915,600 U.S. Treasury
Inflation Indexed Notes, 1.250% due
07/15/2020 (valued at $5,755,991,
including interest)	5,643,000	5,643,000

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $277,000 on 12/01/2014,
collateralized by $285,000 Federal National
Mortgage Association, 1.740% due
12/26/2018 (valued at $287,508,
including interest)	$277,000	$277,000
		5,920,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,920,000)		$5,920,000
Total Investments (Short Term Government Income Fund)
(Cost $229,609,111) - 99.5%		$230,527,120
Other assets and liabilities, net - 0.5%		1,152,177
TOTAL NET ASSETS - 100.0%		$231,679,297

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 15.0%
Auto components - 1.1%
Gentherm, Inc. (I)	48,590	$1,831,356
Tenneco, Inc. (I)	16,290	885,362
		2,716,718
Hotels, restaurants and leisure - 4.8%
Bloomin’ Brands, Inc. (I)	80,407	1,830,867
Buffalo Wild Wings, Inc. (I)	10,578	1,800,481
Diamond Resorts International, Inc. (I)	132,153	3,195,460
Panera Bread Company, Class A (I)	18,514	3,099,244
Red Robin Gourmet Burgers, Inc. (I)	25,313	1,704,831
		11,630,883
Household durables - 0.5%
Standard Pacific Corp. (I)	160,144	1,209,087
Internet and catalog retail - 1.9%
HSN, Inc.	34,123	2,488,590
zulily, Inc., Class A (I)(L)	77,788	2,234,849
		4,723,439
Media - 2.0%
IMAX Corp. (I)(L)	115,088	3,611,461
Markit, Ltd. (I)	47,600	1,210,468
		4,821,929
Multiline retail - 0.7%
Tuesday Morning Corp. (I)	83,270	1,773,651
Specialty retail - 0.8%
CST Brands, Inc.	42,159	1,840,662
Textiles, apparel and luxury goods - 3.2%
Kate Spade & Company (I)	70,704	2,264,649
Skechers U.S.A., Inc., Class A (I)	47,489	2,916,299
Vince Holding Corp. (I)	66,541	2,470,667
		7,651,615
		36,367,984
Consumer staples - 1.3%
Food products - 0.5%
Diamond Foods, Inc. (I)	3,350	99,797
SunOpta, Inc. (I)	97,319	1,161,016
		1,260,813
Household products - 0.8%
Spectrum Brands Holdings, Inc.	19,969	1,836,549
		3,097,362
Energy - 2.1%
Oil, gas and consumable fuels - 2.1%
Diamondback Energy, Inc. (I)	36,858	2,078,791
Rice Energy, Inc. (I)	51,237	1,275,801
RSP Permian, Inc. (I)(L)	85,652	1,863,788
		5,218,380
		5,218,380
Financials - 8.1%
Banks - 1.2%
PacWest Bancorp	65,487	3,045,146
Capital markets - 2.7%
Financial Engines, Inc. (L)	37,252	1,217,395
HFF, Inc., Class A	85,458	2,946,592
Virtus Investment Partners, Inc.	5,634	867,636
WisdomTree Investments, Inc. (L)	97,646	1,483,243
		6,514,866
Diversified financial services - 0.3%
WL Ross Holding Corp. (I)	73,000	801,540
Insurance - 0.8%
Assured Guaranty, Ltd.	75,999	1,942,534
Real estate investment trusts - 1.9%
Douglas Emmett, Inc.	20,757	577,875
Paramount Group, Inc. (I)	121,700	2,287,960
Pebblebrook Hotel Trust	37,923	1,637,136
		4,502,971
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	108,308	2,814,925
		19,621,982
Health care - 18.1%
Biotechnology - 8.7%
Alnylam Pharmaceuticals, Inc. (I)	21,358	2,147,547
Anacor Pharmaceuticals, Inc. (I)	58,501	2,017,114
BioCryst Pharmaceuticals, Inc. (I)	129,923	1,404,468
Cepheid, Inc. (I)	43,107	2,374,334
Cubist Pharmaceuticals, Inc. (I)	32,135	2,436,154
Hyperion Therapeutics, Inc. (I)	21,215	434,695
Ironwood Pharmaceuticals, Inc. (I)	51,046	706,477
NPS Pharmaceuticals, Inc. (I)	73,635	2,443,209
Portola Pharmaceuticals, Inc. (I)	62,722	1,763,743
PTC Therapeutics, Inc. (I)	41,045	1,836,764
Seattle Genetics, Inc. (I)(L)	43,704	1,592,574
TESARO, Inc. (I)(L)	58,176	2,007,654
		21,164,733
Health care equipment and supplies - 3.8%
DexCom, Inc. (I)	70,605	3,633,333
HeartWare International, Inc. (I)	31,437	2,311,563
Insulet Corp. (I)	68,447	3,188,946
		9,133,842

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 3.4%
Acadia Healthcare Company, Inc. (I)	50,033	$3,102,546
Envision Healthcare Holdings, Inc. (I)	80,681	2,852,880
ExamWorks Group, Inc. (I)	57,604	2,266,717
		8,222,143
Health care technology - 1.6%
Veeva Systems, Inc., Class A (I)	121,060	3,976,821
Pharmaceuticals - 0.6%
Aerie Pharmaceuticals, Inc. (I)	32,090	846,213
Intersect ENT, Inc. (I)	33,616	581,557
		1,427,770
		43,925,309
Industrials - 24.4%
Aerospace and defense - 5.1%
Astronics Corp. (I)	35,733	1,751,632
DigitalGlobe, Inc. (I)	104,738	2,828,973
Moog, Inc., Class A (I)	25,695	1,870,082
Orbital Sciences Corp. (I)	106,926	2,910,526
Teledyne Technologies, Inc. (I)	28,938	3,093,762
		12,454,975
Airlines - 0.4%
Spirit Airlines, Inc. (I)	13,000	1,074,970
Building products - 1.1%
Masonite International Corp. (I)	43,548	2,552,348
Commercial services and supplies - 0.7%
Clean Harbors, Inc. (I)	36,149	1,689,966
Construction and engineering - 1.4%
AECOM Technology Corp. (I)	106,519	3,409,673
Electrical equipment - 2.7%
Acuity Brands, Inc.	28,672	3,962,470
Generac Holdings, Inc. (I)(L)	60,754	2,635,509
		6,597,979
Machinery - 2.3%
Altra Industrial Motion Corp.	98,228	3,008,724
Watts Water Technologies, Inc., Class A	43,523	2,631,401
		5,640,125
Professional services - 2.4%
Trinet Group, Inc. (I)	62,033	1,963,965
TrueBlue, Inc. (I)	90,557	2,078,283
WageWorks, Inc. (I)	29,865	1,744,713
		5,786,961
Road and rail - 4.5%
Landstar System, Inc.	49,935	4,013,775
Old Dominion Freight Line, Inc. (I)	39,645	3,212,831
Swift Transportation Company (I)	126,579	3,679,652
		10,906,258
Trading companies and distributors - 3.8%
Applied Industrial Technologies, Inc.	61,359	2,877,124
HD Supply Holdings, Inc. (I)	128,601	3,739,717
WESCO International, Inc. (I)(L)	31,700	2,611,763
		9,228,604
		59,341,859
Information technology - 22.8%
Communications equipment - 0.6%
Ubiquiti Networks, Inc. (L)	46,351	1,339,544
Electronic equipment, instruments and components - 1.3%
Cognex Corp. (I)	77,860	3,169,681
Internet software and services - 7.3%
Constant Contact, Inc. (I)	86,159	2,815,676
CoStar Group, Inc. (I)	13,776	2,345,502
Dealertrack Technologies, Inc. (I)	37,222	1,755,390
Demandware, Inc. (I)	32,139	1,799,784
Envestnet, Inc. (I)	29,894	1,529,078
Marketo, Inc. (I)(L)	70,641	2,257,686
Shutterstock, Inc. (I)	30,567	2,298,027
Xoom Corp. (I)	14,638	205,078
Yelp, Inc. (I)	35,133	2,005,743
Zillow, Inc., Class A (I)(L)	6,634	785,200
		17,797,164
IT services - 5.5%
Heartland Payment Systems, Inc.	50,950	2,777,794
MAXIMUS, Inc.	37,745	1,977,461
Virtusa Corp. (I)	75,706	3,033,539
WEX, Inc. (I)	26,105	2,951,953
WNS Holdings, Ltd., ADR (I)	123,694	2,527,068
		13,267,815
Semiconductors and semiconductor equipment - 3.2%
Freescale Semiconductor, Ltd. (I)	56,887	1,233,879
Power Integrations, Inc.	42,501	2,131,850
SunEdison, Inc. (I)	116,445	2,521,034
SunPower Corp. (I)(L)	68,795	1,937,267
		7,824,030
Software - 4.2%
FleetMatics Group PLC (I)(L)	52,690	1,854,161
HubSpot, Inc. (I)	23,900	845,821
Telogis, Inc. (I)(R)	162,887	206,866
Tyler Technologies, Inc. (I)	31,063	3,372,821
Verint Systems, Inc. (I)	64,379	3,874,972
		10,154,641
Technology hardware, storage and peripherals - 0.7%
Nimble Storage, Inc. (I)(L)	66,413	1,751,311
		55,304,186
Materials - 3.7%
Chemicals - 1.4%
Platform Specialty Products Corp. (I)	142,371	3,560,699
Construction materials - 1.9%
Eagle Materials, Inc.	24,370	2,007,844
Headwaters, Inc. (I)	188,708	2,641,912
		4,649,756
Paper and forest products - 0.4%
KapStone Paper and Packaging Corp. (I)	31,059	927,732
		9,138,187
TOTAL COMMON STOCKS (Cost $189,495,646)		$232,015,249

PREFERRED SECURITIES - 4.0%
Consumer discretionary - 2.2%
Auto components - 2.2%
Mobileye (I)	123,285	5,293,326
Industrials - 0.2%
Electronic equipment, instruments and components - 0.2%
Veracode, Inc. (I)(R)	30,455	562,379

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 1.6%
Internet software and services - 0.1%
DocuSign, Inc., Series B (I)(R)	1,234	$15,635
DocuSign, Inc., Series B1 (I)(R)	370	4,688
DocuSign, Inc., Series D (I)(R)	887	11,238
DocuSign, Inc., Series E (I)(R)	22,933	290,561
		322,122
Software - 1.3%
Apigee Corp., Series H (I)(R)	260,625	891,338
Cloudera, Inc., Series F (I)(R)	33,122	921,719
Nutanix, Inc. (I)(R)	39,570	530,100
Telogis, Inc. (I)(R)	221,826	672,133
		3,015,290
Technology hardware, storage and peripherals - 0.2%
Pure Storage, Inc., Series F (I)(R)	36,727	577,565
		3,914,977
TOTAL PREFERRED SECURITIES (Cost $4,593,408)		$9,770,682

SECURITIES LENDING COLLATERAL - 9.2%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	2,227,670	22,291,184
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,290,934)		$22,291,184

SHORT-TERM INVESTMENTS - 0.4%
Repurchase agreement - 0.4%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/28/2014 at 0.120% to
be repurchased at $900,009 on 12/01/2014,
collateralized by $612,300 U.S. Treasury
Bills, 0.0000% due 01/08/2015 (valued at
$612,293, including interest) and $281,888
Government National Mortgage Association,
4.000% - 5.000% due 03/20/2042 -
10/20/2044 (valued at $305,790,
including interest)	$900,000	$900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $900,000)		$900,000
Total Investments (Small Cap Growth Fund)
(Cost $217,279,988) - 109.1%		$264,977,115
Other assets and liabilities, net - (9.1%)		(22,192,741)
TOTAL NET ASSETS - 100.0%		$242,784,374

Small Cap Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Consumer discretionary - 12.4%
Auto components - 0.3%
Cooper Tire & Rubber Company	2,910	$98,736
Cooper-Standard Holding, Inc. (I)	121	6,505
Federal-Mogul Holdings Corp. (I)	1,530	23,746
Lear Corp.	2,401	230,280
Modine Manufacturing Company (I)	4,677	56,919
Shiloh Industries, Inc. (I)	1,546	25,045
Spartan Motors, Inc.	4,866	24,379
Standard Motor Products, Inc.	2,528	96,443
Stoneridge, Inc. (I)	2,033	22,078
Superior Industries International, Inc.	3,530	63,964
Sypris Solutions, Inc.	819	2,211
		650,306
Automobiles - 0.4%
Thor Industries, Inc.	15,087	886,472
Distributors - 0.3%
Core-Mark Holding Company, Inc.	4,380	263,282
Pool Corp.	5,150	305,962
VOXX International Corp. (I)	2,806	23,598
Weyco Group, Inc.	494	13,590
		606,432
Diversified consumer services - 1.0%
Apollo Education Group, Inc. (I)	1,608	50,202
Ascent Capital Group, Inc., Class A (I)	1,455	78,308
Bridgepoint Education, Inc. (I)	561	6,003
Bright Horizons Family Solutions, Inc. (I)	1,157	51,718
Cambium Learning Group, Inc. (I)	3,781	6,428
Career Education Corp. (I)	6,866	40,235
Carriage Services, Inc.	1,315	25,261
DeVry Education Group, Inc.	4,500	219,870
Graham Holdings Company, Class B	342	303,522
Grand Canyon Education, Inc. (I)	19,150	874,581
Regis Corp. (I)	21,778	360,208
Service Corp. International	14,744	333,214
Steiner Leisure, Ltd. (I)	148	6,552
		2,356,102
Hotels, restaurants and leisure - 2.8%
Ambassadors Group, Inc. (I)	202	450
Ark Restaurants Corp.	197	4,308
Belmond, Ltd., Class A (I)	9,083	102,820
Biglari Holdings, Inc. (I)	174	64,632
BJ’s Restaurants, Inc. (I)	8,933	439,146
Bob Evans Farms, Inc.	1,247	67,787
Brinker International, Inc.	8,992	506,519
Canterbury Park Holding Corp. (I)	100	954
Churchill Downs, Inc.	1,871	180,159
Cracker Barrel Old Country Store, Inc.	7,091	907,719
DineEquity, Inc.	1,296	128,732
Eldorado Resorts, Inc. (I)	3,170	13,124
Frisch’s Restaurants, Inc.	301	8,097
Gaming Partners International Corp. (I)	400	3,300
International Speedway Corp., Class A	4,331	135,474
Life Time Fitness, Inc. (I)	1,138	63,022
Luby’s, Inc. (I)	6,723	32,741
Marriott Vacations Worldwide Corp.	2,145	157,679
Monarch Casino & Resort, Inc. (I)	1,414	23,416
Papa John’s International, Inc.	21,201	1,118,989
Penn National Gaming, Inc. (I)	1,321	18,758
Pinnacle Entertainment, Inc. (I)	8,929	222,243
RCI Hospitality Holdings, Inc. (I)	2,292	22,187
Red Robin Gourmet Burgers, Inc. (I)	13,125	883,969
Ruby Tuesday, Inc. (I)	5,243	43,727
Sonic Corp.	40,169	1,092,195
Speedway Motorsports, Inc.	6,730	132,648
The Marcus Corp.	3,767	62,005
The Wendy’s Company	30,938	269,779
Vail Resorts, Inc.	470	41,191
		6,747,770

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 1.4%
Bassett Furniture Industries, Inc.	1,320	$25,872
Beazer Homes USA, Inc. (I)	37,640	750,542
Cavco Industries, Inc. (I)	648	48,036
CSS Industries, Inc.	926	26,863
Emerson Radio Corp.	6,514	7,231
Ethan Allen Interiors, Inc.	1,306	38,671
Flexsteel Industries, Inc.	431	13,671
Helen of Troy, Ltd. (I)	2,378	153,761
Hooker Furniture Corp.	1,745	26,856
La-Z-Boy, Inc.	33,436	869,002
Lennar Corp., Class B	565	21,380
Lifetime Brands, Inc.	962	14,372
M/I Homes, Inc. (I)	2,518	57,713
MDC Holdings, Inc.	2,858	75,194
Meritage Homes Corp. (I)	2,211	86,715
NACCO Industries, Inc., Class A	500	29,020
PulteGroup, Inc.	25,754	557,059
Skyline Corp. (I)	705	2,644
Standard Pacific Corp. (I)	8,979	67,791
Stanley Furniture Company, Inc. (I)	2,115	5,922
The Ryland Group, Inc.	2,668	104,399
Toll Brothers, Inc. (I)	8,738	305,743
Universal Electronics, Inc. (I)	557	33,704
William Lyon Homes, Class A (I)	465	9,570
		3,331,731
Internet and catalog retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	3,777	32,293
FTD Companies, Inc. (I)	1,516	52,545
Gaiam, Inc., Class A (I)	3,280	24,108
Liberty Ventures, Series A (I)	1,787	65,476
		174,422
Leisure products - 0.1%
Arctic Cat, Inc.	7,400	244,570
Callaway Golf Company	8,868	65,712
JAKKS Pacific, Inc. (I)	3,041	22,382
Johnson Outdoors, Inc., Class A	200	6,064
LeapFrog Enterprises, Inc. (I)	1,942	10,603
		349,331
Media - 0.9%
AH Belo Corp., Class A	3,521	42,252
Ballantyne Strong, Inc. (I)	1,790	7,196
Beasley Broadcasting Group, Inc., Class A	447	2,374
Central European Media
Enterprises, Ltd., Class A (I)	2,003	5,668
Cumulus Media, Inc., Class A (I)	2,304	9,193
Gannett Company, Inc.	6,624	215,611
Gray Television, Inc. (I)	4,409	45,810
Harte-Hanks, Inc.	5,249	32,124
John Wiley & Sons, Inc., Class A	205	12,243
Journal Communications, Inc., Class A (I)	8,168	81,108
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,808	7,684
Media General, Inc. (I)(L)	5,000	76,550
Meredith Corp.	2,988	157,707
Nexstar Broadcasting Group, Inc., Class A (L)	15,098	774,678
Radio One, Inc., Class D (I)	4,508	7,619
Salem Communications Corp., Class A	1,200	9,432
Scholastic Corp.	1,024	36,352
The EW Scripps Company, Class A (I)	25,010	489,696
The McClatchy Company, Class A (I)	8,210	26,929
Time, Inc.	4,219	101,003
		2,141,229
Multiline retail - 0.5%
Big Lots, Inc.	2,600	132,080
Burlington Stores, Inc. (I)	9,100	406,497
Dillard’s, Inc., Class A	5,316	626,650
Fred’s, Inc., Class A	6,736	104,408
		1,269,635
Specialty retail - 3.5%
Aaron’s, Inc.	2,104	59,712
Abercrombie & Fitch Company, Class A	3,200	92,320
America’s Car-Mart, Inc. (I)	4,001	205,451
American Eagle Outfitters, Inc.	6,087	85,827
ANN, Inc. (I)	21,443	787,601
Ascena Retail Group, Inc. (I)	900	12,051
Barnes & Noble, Inc. (I)	5,042	117,781
bebe stores, Inc.	11,334	34,229
Big 5 Sporting Goods Corp.	498	6,534
Books-A-Million, Inc. (I)	2,241	4,213
Brown Shoe Company, Inc.	3,673	120,327
Build-A-Bear Workshop, Inc. (I)	3,247	66,823
Cabela’s, Inc. (I)	1,460	79,190
Chico’s FAS, Inc.	9,670	153,463
Citi Trends, Inc. (I)	353	8,352
Conn’s, Inc. (I)(L)	3,027	103,826
Express, Inc. (I)	18,500	276,575
Five Below, Inc. (I)	7,100	331,286
GameStop Corp., Class A (L)	9,577	362,106
Genesco, Inc. (I)	1,512	123,031
GNC Holdings, Inc., Class A	14,548	643,313
Group 1 Automotive, Inc.	2,043	182,869
Haverty Furniture Companies, Inc.	3,731	78,575
hhgregg, Inc. (I)(L)	1,994	12,662
Hibbett Sports, Inc. (I)	8,800	441,496
Kirkland’s, Inc. (I)	584	12,684
Lithia Motors, Inc., Class A	2,070	152,166
MarineMax, Inc. (I)	3,489	64,581
New York & Company, Inc. (I)	2,900	7,975
Penske Automotive Group, Inc.	19,553	925,835
Perfumania Holdings, Inc. (I)	1,016	6,238
Pier 1 Imports, Inc.	28,208	389,270
Rent-A-Center, Inc.	7,429	256,301
Shoe Carnival, Inc.	13,526	274,037
Sonic Automotive, Inc., Class A	14,028	361,782
Stage Stores, Inc.	3,629	74,358
Stein Mart, Inc.	5,406	76,765
Systemax, Inc. (I)	4,305	55,621
The Cato Corp., Class A	670	26,880
The Children’s Place Retail Stores, Inc.	948	53,145
The Finish Line, Inc., Class A	19,139	546,227
The Men’s Wearhouse, Inc.	4,021	187,861
The Michaels Companies, Inc. (I)	3,700	89,022
The Pep Boys - Manny, Moe & Jack (I)	4,445	43,294
Vitamin Shoppe, Inc. (I)	6,145	294,100
West Marine, Inc. (I)	4,685	51,207
Zumiez, Inc. (I)	1,003	35,877
		8,374,839
Textiles, apparel and luxury goods - 1.1%
Charles & Colvard, Ltd. (I)	775	1,240
Columbia Sportswear Company	23,992	1,080,840
Crocs, Inc. (I)	4,719	62,668

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Culp, Inc.	709	$13,287
Delta Apparel, Inc. (I)	522	5,638
Iconix Brand Group, Inc. (I)	4,381	177,036
Lakeland Industries, Inc. (I)	700	8,085
Movado Group, Inc.	5,732	164,680
Oxford Industries, Inc.	6,700	443,741
Perry Ellis International, Inc. (I)	1,322	34,888
Rocky Brands, Inc.	1,126	16,935
Tumi Holdings, Inc. (I)	15,450	338,201
Unifi, Inc. (I)	3,710	105,661
Wolverine World Wide, Inc.	4,055	123,718
		2,576,618
		29,464,887
Consumer staples - 2.6%
Beverages - 0.2%
Craft Brew Alliance, Inc. (I)	2,766	37,452
MGP Ingredients, Inc.	1,716	25,534
The Boston Beer Company, Inc., Class A (I)	1,700	447,049
		510,035
Food and staples retailing - 1.3%
Casey’s General Stores, Inc.	1,350	113,022
Ingles Markets, Inc., Class A	2,301	62,449
PriceSmart, Inc.	3,350	324,816
SpartanNash Company	36,933	861,647
The Andersons, Inc.	3,077	166,281
The Pantry, Inc. (I)	3,583	95,129
United Natural Foods, Inc. (I)	16,659	1,252,590
Village Super Market, Inc., Class A	313	7,515
Weis Markets, Inc.	2,061	95,053
		2,978,502
Food products - 1.0%
Alico, Inc.	490	17,518
B&G Foods, Inc.	1,595	45,649
Boulder Brands, Inc. (I)	5,763	62,240
Darling International, Inc. (I)	11,341	210,943
Dean Foods Company	7,958	135,684
Fresh Del Monte Produce, Inc.	7,784	262,788
Ingredion, Inc.	4,655	387,436
John B. Sanfilippo & Son, Inc.	331	13,842
Omega Protein Corp. (I)	3,910	39,687
Post Holdings, Inc. (I)	3,298	131,920
Sanderson Farms, Inc. (L)	1,512	131,257
Seaboard Corp. (I)	47	162,150
Seneca Foods Corp., Class A (I)	2,016	54,533
Snyder’s-Lance, Inc.	2,589	78,395
TreeHouse Foods, Inc. (I)	9,222	746,521
		2,480,563
Household products - 0.1%
Central Garden & Pet Company (I)	2,475	18,117
Central Garden & Pet Company, Class A (I)	6,231	51,406
Oil-Dri Corp. of America	855	23,128
Orchids Paper Products Company	625	16,975
		109,626
Personal products - 0.0%
CCA Industries, Inc. (I)	400	1,272
Inter Parfums, Inc.	1,654	42,425
Mannatech, Inc. (I)	83	2,096
Nutraceutical International Corp. (I)	2,391	50,641
		96,434
Tobacco - 0.0%
Alliance One International, Inc. (I)	16,283	29,472
Universal Corp.	1,943	77,701
		107,173
		6,282,333
Energy - 6.3%
Energy equipment and services - 2.9%
Atwood Oceanics, Inc. (I)	2,952	94,730
Basic Energy Services, Inc. (I)	3,641	32,514
Bristow Group, Inc.	3,771	241,721
C&J Energy Services, Inc. (I)	3,200	48,480
Dawson Geophysical Company	1,649	22,311
Diamond Offshore Drilling, Inc. (L)	5,697	167,321
Dril-Quip, Inc. (I)	4,550	362,863
ENGlobal Corp. (I)	267	617
Era Group, Inc. (I)	1,717	36,143
Exterran Holdings, Inc.	5,642	189,007
Forum Energy Technologies, Inc. (I)	37,993	912,212
Gulf Island Fabrication, Inc.	2,660	51,897
Gulfmark Offshore, Inc., Class A	20,920	544,966
Helix Energy Solutions Group, Inc. (I)	39,488	903,091
Hercules Offshore, Inc. (I)(L)	20,463	25,374
Hornbeck Offshore Services, Inc. (I)	3,837	101,834
ION Geophysical Corp. (I)	4,459	11,014
Key Energy Services, Inc. (I)	1,619	3,044
Matrix Service Company (I)	2,231	47,119
Mitcham Industries, Inc. (I)	1,611	12,276
Nabors Industries, Ltd.	20,640	270,797
Natural Gas Services Group, Inc. (I)	2,736	63,366
Newpark Resources, Inc. (I)	9,667	101,213
Noble Corp. PLC	17,039	306,532
Oil States International, Inc. (I)	3,512	175,073
Pacific Drilling SA (I)	1,100	6,765
Parker Drilling Company (I)	10,256	36,409
Patterson-UTI Energy, Inc.	10,848	191,901
PHI, Inc. (I)	2,700	112,077
Pioneer Energy Services Corp. (I)	6,843	41,332
Precision Drilling Corp.	72,989	470,049
Rowan Companies PLC, Class A	13,356	290,760
SEACOR Holdings, Inc. (I)	2,630	187,098
Seventy Seven Energy, Inc. (I)	467	3,633
Superior Energy Services, Inc.	10,604	204,763
Tesco Corp.	1,864	26,264
TETRA Technologies, Inc. (I)	7,049	44,761
Tidewater, Inc.	4,587	141,784
Unit Corp. (I)	10,187	389,347
Willbros Group, Inc. (I)	10,497	47,761
		6,920,219
Oil, gas and consumable fuels - 3.4%
Adams Resources & Energy, Inc.	139	6,156
Alon USA Energy, Inc.	5,862	81,834
Alpha Natural Resources, Inc. (I)(L)	13,589	28,265
Approach Resources, Inc. (I)(L)	1,893	18,400
Bill Barrett Corp. (I)	4,159	42,131
Bonanza Creek Energy, Inc. (I)	307	8,357
Callon Petroleum Company (I)	3,702	18,177
Carrizo Oil & Gas, Inc. (I)	11,153	440,097
Clayton Williams Energy, Inc. (I)	596	34,532
Cloud Peak Energy, Inc. (I)	1,335	15,579
Comstock Resources, Inc. (L)	4,046	35,848
Contango Oil & Gas Company (I)	12,592	425,736
CVR Energy, Inc.	711	33,090

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Delek US Holdings, Inc.	5,132	$153,447
Denbury Resources, Inc.	24,792	204,782
DHT Holdings, Inc.	1,910	11,976
Energy XXI Bermuda, Ltd. (L)	4,472	17,933
Enlink Midstream LLC	2,351	85,036
Escalera Resources Company (I)	1,718	1,941
Evolution Petroleum Corp.	24,790	194,849
GasLog, Ltd.	3,773	66,556
Gastar Exploration, Inc. (I)	1,921	5,667
Green Plains Renewable Energy, Inc.	4,857	145,759
Harvest Natural Resources, Inc. (I)	6,322	14,035
Kodiak Oil & Gas Corp. (I)	1,458	10,687
Matador Resources Company (I)	21,450	377,306
Newfield Exploration Company (I)	9,412	256,289
Nordic American Tankers, Ltd.	459	4,113
Northern Oil and Gas, Inc. (I)	2,774	24,106
Oasis Petroleum, Inc. (I)	5,430	99,803
Overseas Shipholding Group, Inc. (I)	4,418	24,255
PBF Energy, Inc., Class A	3,942	111,401
PDC Energy, Inc. (I)	3,036	89,592
Peabody Energy Corp.	18,483	186,863
Penn Virginia Corp. (I)	5,500	28,215
QEP Resources, Inc.	19,263	393,736
Renewable Energy Group, Inc. (I)	1,366	13,004
Rex Energy Corp. (I)	5,131	36,020
Rosetta Resources, Inc. (I)	14,501	426,619
SandRidge Energy, Inc. (I)(L)	1,913	5,376
Scorpio Tankers, Inc.	95,603	788,725
SemGroup Corp., Class A	11,182	827,356
Ship Finance International, Ltd. (L)	1,579	26,211
SM Energy Company	3,114	135,303
Stone Energy Corp. (I)	3,805	60,119
Swift Energy Company (I)(L)	5,863	26,384
Teekay Corp.	7,700	382,844
Tesoro Corp.	2,402	184,041
Triangle Petroleum Corp. (I)(L)	5,316	25,623
Ultra Petroleum Corp. (I)(L)	34,111	677,103
VAALCO Energy, Inc. (I)	4,771	27,338
W&T Offshore, Inc.	3,259	24,540
Warren Resources, Inc. (I)	82,710	169,556
Western Refining, Inc.	5,265	216,444
World Fuel Services Corp.	1,119	50,668
WPX Energy, Inc. (I)	13,961	189,451
		7,989,274
		14,909,493
Financials - 22.4%
Banks - 7.2%
1st Source Corp.	3,373	102,944
Access National Corp.	359	6,275
American National Bankshares, Inc.	539	12,693
Ameris Bancorp	2,259	56,814
Associated Banc-Corp.	16,384	302,776
BancFirst Corp.	801	51,272
BancorpSouth, Inc.	5,769	126,283
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	4,148
Banner Corp.	2,395	98,650
Bar Harbor Bankshares	348	10,611
BBCN Bancorp, Inc.	6,726	93,626
Blue Hills Bancorp, Inc. (I)	16,800	222,096
Boston Private Financial Holdings, Inc.	9,812	125,201
Bridge Capital Holdings (I)	535	12,326
Bryn Mawr Bank Corp.	454	13,361
C&F Financial Corp.	63	2,484
Camden National Corp.	211	7,626
Capital Bank Financial Corp., Class A (I)	904	22,916
Capital City Bank Group, Inc.	2,956	42,744
Cardinal Financial Corp.	3,454	63,105
Cathay General Bancorp	8,881	225,400
Centerstate Banks, Inc.	2,800	31,304
Central Pacific Financial Corp.	1,567	29,992
Century Bancorp, Inc., Class A	108	4,203
Chemical Financial Corp.	2,894	83,839
City Holding Company	678	29,649
CoBiz Financial, Inc.	5,644	64,793
Columbia Banking System, Inc.	2,641	72,548
Community Bank Systems, Inc.	2,500	92,475
Community Trust Bancorp, Inc.	1,464	52,968
Customers Bancorp, Inc. (I)	100	1,800
CVB Financial Corp.	54,170	821,759
East West Bancorp, Inc.	23,295	856,557
Enterprise Bancorp, Inc.	204	4,770
Enterprise Financial Services Corp.	2,405	45,695
Fidelity Southern Corp.	824	12,591
Financial Institutions, Inc.	1,228	29,116
First Bancorp North Carolina	3,981	67,995
First BanCorp Puerto Rico (I)	3,947	20,248
First Bancorp, Inc.	642	11,216
First Busey Corp.	6,309	41,324
First Citizens BancShares, Inc., Series A	319	80,898
First Commonwealth Financial Corp.	18,527	168,225
First Community Bancshares, Inc.	2,119	32,760
First Connecticut Bancorp, Inc.	11,400	170,544
First Financial Bancorp	2,582	45,727
First Financial Corp.	1,254	41,971
First Interstate Bancsystem, Inc.	1,557	43,783
First Merchants Corp.	3,428	73,531
First Midwest Bancorp, Inc.	7,964	133,238
First NBC Bank Holding Company (I)	400	14,560
First Niagara Financial Group, Inc.	22,527	184,046
First South Bancorp, Inc.	777	6,224
FirstMerit Corp.	3,459	61,882
Flushing Financial Corp.	2,809	53,989
FNB Corp.	9,090	114,443
Fulton Financial Corp.	11,525	137,609
German American Bancorp, Inc.	343	9,693
Glacier Bancorp, Inc.	32,026	876,872
Great Southern Bancorp, Inc.	1,203	44,848
Great Western Bancorp, Inc. (I)	10,760	240,594
Hancock Holding Company	3,050	99,766
Hanmi Financial Corp.	1,541	30,974
Heartland Financial USA, Inc.	1,587	39,786
Heritage Commerce Corp.	2,067	17,032
Heritage Financial Corp.	1,170	19,808
Hilltop Holdings, Inc. (I)	3,474	70,800
HomeTrust Bancshares, Inc. (I)	700	10,955
Horizon Bancorp	400	9,748
Hudson Valley Holding Corp.	598	14,962
Iberiabank Corp.	14,693	959,747
Independent Bank Corp. (MA) (L)	5,187	205,561
Independent Bank Corp. (MI)	2,100	25,515
International Bancshares Corp.	11,168	285,007
Intervest Bancshares Corp.	2,237	22,124
Investors Bancorp, Inc.	45,200	488,612
Lakeland Bancorp, Inc.	3,520	38,826

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lakeland Financial Corp.	1,305	$51,665
Macatawa Bank Corp.	800	4,048
MainSource Financial Group, Inc.	4,787	85,304
MB Financial, Inc.	9,198	289,737
MBT Financial Corp. (I)	1,105	5,415
Mercantile Bank Corp.	1,058	20,282
Merchants Bancshares, Inc.	540	15,395
Metro Bancorp, Inc. (I)	1,442	36,122
MidSouth Bancorp, Inc.	729	12,911
MidWestOne Financial Group, Inc.	305	8,391
National Bank Holdings Corp., Class A	1,224	23,538
National Penn Bancshares, Inc.	11,091	113,128
NBT Bancorp, Inc.	2,022	49,155
NewBridge Bancorp (I)	2,100	16,968
Northrim BanCorp, Inc.	492	13,461
OFG Bancorp	4,139	61,837
Old National Bancorp	5,920	84,064
Old Second Bancorp, Inc. (I)	1,554	7,335
OmniAmerican Bancorp, Inc.	1,661	44,631
Pacific Continental Corp.	2,139	29,647
Pacific Mercantile Bancorp (I)	1,399	9,513
Pacific Premier Bancorp, Inc. (I)	659	10,485
PacWest Bancorp	24,213	1,125,905
Park National Corp.	266	21,663
Park Sterling Corp.	3,302	23,576
Peapack Gladstone Financial Corp.	772	13,695
Peoples Bancorp, Inc.	2,601	62,970
Pinnacle Financial Partners, Inc.	6,390	240,711
Porter Bancorp, Inc. (I)	735	478
Preferred Bank	1,111	28,353
Premier Financial Bancorp, Inc.	658	10,390
PrivateBancorp, Inc.	20,778	653,468
Prosperity Bancshares, Inc.	186	10,449
Renasant Corp.	5,254	148,058
Republic Bancorp, Inc., Class A	8,992	204,208
Republic First Bancorp, Inc. (I)	502	1,903
S&T Bancorp, Inc.	2,700	74,196
Sandy Spring Bancorp, Inc.	2,665	63,347
Seacoast Banking Corp. of Florida (I)	529	6,708
Shore Bancshares, Inc. (I)	600	5,664
Sierra Bancorp	1,564	24,821
Simmons First National Corp., Class A	1,519	61,474
South State Corp.	761	47,129
Southern Community Financial Corp. (I)	1,600	352
Southwest Bancorp, Inc.	2,030	34,307
Square 1 Financial, Inc., Class A (I)	16,600	354,908
Sterling Bancorp	5,718	76,507
Suffolk Bancorp	2,043	42,270
Sun Bancorp, Inc. (I)	272	5,046
Susquehanna Bancshares, Inc.	16,670	219,544
Synovus Financial Corp.	5,737	148,244
TCF Financial Corp.	10,776	167,244
The Bancorp, Inc. (I)	3,797	34,021
Tompkins Financial Corp.	368	18,047
Towne Bank (L)	2,665	38,403
Trico Bancshares	1,082	26,844
Trustmark Corp.	4,320	100,829
UMB Financial Corp.	1,881	104,377
Umpqua Holdings Corp.	14,359	243,959
Union Bankshares Corp.	13,838	318,828
United Bankshares, Inc.	4,253	148,430
United Community Banks, Inc.	300	5,280
Univest Corp. of Pennsylvania	1,917	37,190
Valley National Bancorp	1,486	14,474
ViewPoint Financial Group, Inc.	2,002	47,728
Washington Trust Bancorp, Inc.	2,092	75,709
Webster Financial Corp.	5,205	163,801
WesBanco, Inc.	11,067	367,535
West Bancorp, Inc.	1,494	23,336
Western Alliance Bancorp (I)	34,615	914,874
Wilshire Bancorp, Inc.	3,138	30,062
Wintrust Financial Corp.	3,933	175,766
Zions Bancorporation	15,018	421,405
		17,034,371
Capital markets - 2.2%
Calamos Asset Management, Inc., Class A	923	12,451
Capital Southwest Corp.	1,011	37,650
Cowen Group, Inc., Class A (I)	19,199	81,404
E*TRADE Financial Corp. (I)	61,577	1,404,571
Evercore Partners, Inc., Class A	14,956	755,278
GFI Group, Inc.	7,774	38,715
Greenhill & Company, Inc.	5,950	263,704
INTL. FCStone, Inc. (I)	815	14,385
Investment Technology Group, Inc. (I)	2,948	58,223
Janus Capital Group, Inc. (L)	79,316	1,246,848
JMP Group, Inc.	3,000	21,870
KCG Holdings, Inc., Class A (I)	1,395	15,401
Legg Mason, Inc.	8,577	486,745
Oppenheimer Holdings, Inc., Class A	1,506	34,472
Piper Jaffray Companies (I)	300	17,220
Stifel Financial Corp. (I)	6,550	317,872
SWS Group, Inc. (I)(L)	4,200	29,358
Walter Investment Management Corp. (I)	21,300	397,032
		5,233,199
Consumer finance - 0.9%
Asta Funding, Inc. (I)	2,466	21,084
Cash America International, Inc.	19,500	475,995
Encore Capital Group, Inc. (I)	12,975	556,757
Enova International, Inc. (I)	22,743	522,850
Ezcorp, Inc., Class A (I)	32,700	356,103
Green Dot Corp., Class A (I)	869	19,127
Navient Corp.	4,806	100,734
Nelnet, Inc., Class A	4,340	198,946
Nicholas Financial, Inc. (I)	75	932
The First Marblehead Corp. (I)	462	730
		2,253,258
Diversified financial services - 0.7%
Interactive Brokers Group, Inc., Class A	1,767	48,274
MarketAxess Holdings, Inc.	8,450	554,067
Marlin Business Services Corp.	2,737	51,018
MicroFinancial, Inc.	1,317	11,432
NewStar Financial, Inc. (I)	6,064	68,159
PHH Corp. (I)	4,837	112,025
PICO Holdings, Inc. (I)	1,866	34,185
Resource America, Inc., Class A	3,296	29,236
The NASDAQ OMX Group, Inc.	16,126	724,219
		1,632,615
Insurance - 6.5%
Alleghany Corp. (I)	951	434,170
Allied World Assurance Company Holdings AG	31,100	1,172,470
Ambac Financial Group, Inc. (I)	1,199	29,447
American Equity Investment Life
Holding Company	6,303	170,181
American Financial Group, Inc.	20,702	1,250,194

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American National Insurance Company	1,505	$172,744
AMERISAFE, Inc.	5,787	241,260
Argo Group International Holdings, Ltd.	4,617	260,583
Aspen Insurance Holdings, Ltd.	16,756	741,118
Assurant, Inc.	5,286	357,281
Assured Guaranty, Ltd.	14,321	366,045
Axis Capital Holdings, Ltd.	8,933	447,097
Citizens, Inc. (I)	1,902	13,866
CNO Financial Group, Inc.	15,751	273,122
Donegal Group, Inc., Class A	2,470	38,705
EMC Insurance Group, Inc.	9,770	290,853
Employers Holdings, Inc.	1,300	26,364
Endurance Specialty Holdings, Ltd.	10,697	630,909
Enstar Group, Ltd. (I)	638	93,116
Everest Re Group, Ltd.	1,462	256,420
FBL Financial Group, Inc., Class A	4,528	232,784
Federated National Holding Company	1,233	31,146
First Acceptance Corp. (I)	4,470	11,399
First American Financial Corp.	7,033	225,126
Genworth Financial, Inc., Class A (I)	30,736	279,390
Global Indemnity PLC (I)	2,416	65,015
Greenlight Capital Re, Ltd., Class A (I)	2,000	63,040
Hallmark Financial Services, Inc. (I)	2,471	29,133
HCC Insurance Holdings, Inc.	6,772	359,390
Horace Mann Educators Corp.	5,134	160,694
Independence Holding Company	2,216	30,559
Investors Title Company	98	7,095
Kemper Corp.	9,050	319,103
Maiden Holdings, Ltd.	6,647	86,810
MBIA, Inc. (I)	16,367	168,907
Meadowbrook Insurance Group, Inc.	5,289	32,210
Mercury General Corp.	1,787	98,571
Montpelier Re Holdings, Ltd.	8,319	283,262
National Western Life Insurance
Company, Class A	206	52,911
Old Republic International Corp.	18,142	274,488
OneBeacon Insurance Group, Ltd., Class A	2,629	41,854
PartnerRe, Ltd.	4,756	554,122
Platinum Underwriters Holdings, Ltd.	13,972	1,036,303
ProAssurance Corp.	1,575	71,017
Reinsurance Group of America, Inc.	4,868	417,285
RenaissanceRe Holdings, Ltd.	2,741	268,399
RLI Corp.	442	20,301
Safety Insurance Group, Inc.	1,271	75,650
Selective Insurance Group, Inc.	3,326	89,037
StanCorp Financial Group, Inc.	16,604	1,097,524
State Auto Financial Corp.	4,681	92,122
Stewart Information Services Corp.	3,868	137,275
Symetra Financial Corp.	8,400	190,344
The Hanover Insurance Group, Inc.	3,743	266,801
The Navigators Group, Inc. (I)	1,540	112,497
The Phoenix Companies, Inc. (I)	1,111	67,604
United Fire Group, Inc.	1,493	41,610
Validus Holdings, Ltd.	6,714	278,631
W.R. Berkley Corp.	7,436	388,457
White Mountains Insurance Group, Ltd.	217	137,528
		15,461,339
Real estate investment trusts - 2.1%
Corrections Corp. of America	9,300	337,125
Cousins Properties, Inc.	61,600	753,984
Hatteras Financial Corp.	23,500	450,260
LaSalle Hotel Properties	26,620	1,074,649
Medical Properties Trust, Inc.	28,600	396,396
STAG Industrial, Inc.	16,800	400,512
The Geo Group, Inc.	37,670	1,517,724
		4,930,650
Real estate management and development - 0.9%
Alexander & Baldwin, Inc.	3,790	144,323
AV Homes, Inc. (I)	2,336	34,970
Forestar Group, Inc. (I)	1,463	23,408
Jones Lang LaSalle, Inc.	7,612	1,108,764
Kennedy-Wilson Holdings, Inc.	32,259	838,411
		2,149,876
Thrifts and mortgage finance - 1.9%
Astoria Financial Corp.	8,434	111,582
Bank Mutual Corp.	6,590	42,571
BankFinancial Corp.	4,921	56,050
BBX Capital Corp., Class A (I)	1,405	23,168
Berkshire Hills Bancorp, Inc.	9,631	244,435
Brookline Bancorp, Inc.	6,990	66,475
Cape Bancorp, Inc.	443	4,124
Capitol Federal Financial, Inc.	23,396	292,918
Clifton Bancorp, Inc.	1,045	13,209
Dime Community Bancshares, Inc.	2,812	42,602
Doral Financial Corp. (I)	382	1,956
ESB Financial Corp.	529	9,501
ESSA Bancorp, Inc.	681	7,695
EverBank Financial Corp. (L)	3,434	64,697
Federal Agricultural Mortgage Corp., Class C	953	28,981
First Defiance Financial Corp.	1,313	39,482
First Financial Northwest, Inc.	1,932	22,701
Flagstar Bancorp, Inc. (I)	2,116	32,248
Hampden Bancorp, Inc.	942	18,915
HF Financial Corp.	155	2,108
Hingham Institution for Savings	82	6,830
Home Bancorp, Inc.	1,531	35,213
Hudson City Bancorp, Inc.	20,492	200,617
Kearny Financial Corp. (I)	378	5,349
Louisiana Bancorp, Inc.	100	2,125
Meridian Bancorp, Inc. (I)	26,200	287,152
New York Community Bancorp, Inc.	30,696	487,759
Northfield Bancorp, Inc.	19,719	277,841
Northwest Bancshares, Inc.	6,987	87,966
OceanFirst Financial Corp.	10,040	161,744
Ocwen Financial Corp. (I)	15,500	355,570
Oritani Financial Corp.	2,204	32,068
People’s United Financial, Inc.	22,118	326,904
Provident Financial Holdings, Inc.	768	11,366
Provident Financial Services, Inc.	5,721	98,859
Pulaski Financial Corp.	282	3,311
SI Financial Group, Inc.	835	9,193
Simplicity Bancorp, Inc.	627	10,402
Territorial Bancorp, Inc.	952	19,821
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	4,173	28,418
United Financial Bancorp, Inc.	16,477	227,053
Walker & Dunlop, Inc. (I)	1,711	27,017
Washington Federal, Inc.	27,145	587,418
Waterstone Financial, Inc.	1,247	15,413
Westfield Financial, Inc.	5,678	41,620
WSFS Financial Corp.	256	19,226
		4,491,674
		53,186,982

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 11.0%
Biotechnology - 1.0%
AMAG Pharmaceuticals, Inc. (I)	16,956	$630,763
Cepheid, Inc. (I)	5,900	324,972
Cubist Pharmaceuticals, Inc. (I)	10,843	822,008
Emergent Biosolutions, Inc. (I)	11,132	276,742
Hyperion Therapeutics, Inc. (I)	15,400	315,546
		2,370,031
Health care equipment and supplies - 3.6%
ABIOMED, Inc. (I)	8,800	312,576
Alere, Inc. (I)	29,770	1,187,525
Align Technology, Inc. (I)	8,950	509,255
Alphatec Holdings, Inc. (I)	11,650	14,912
Analogic Corp.	900	65,556
AngioDynamics, Inc. (I)	4,008	70,140
CONMED Corp.	2,316	98,268
CryoLife, Inc.	2,939	29,684
Cynosure, Inc., Class A (I)	1,025	28,259
Digirad Corp.	3,687	13,605
Exactech, Inc. (I)	1,030	22,845
Globus Medical, Inc., Class A (I)	53,630	1,235,635
Greatbatch, Inc. (I)	17,038	844,574
Haemonetics Corp. (I)	16,517	609,973
Hill-Rom Holdings, Inc.	18,515	847,246
Hologic, Inc. (I)	6,309	169,081
ICU Medical, Inc. (I)	4,459	373,174
Integra LifeSciences Holdings Corp. (I)	991	48,797
Invacare Corp.	3,899	58,992
Kewaunee Scientific Corp.	80	1,381
LeMaitre Vascular, Inc.	786	5,816
Merit Medical Systems, Inc. (I)	1,830	27,084
Natus Medical, Inc. (I)	3,589	122,851
NuVasive, Inc. (I)	35	1,538
RTI Surgical, Inc. (I)	2,800	13,720
Symmetry Medical, Inc. (I)	3,156	28,436
Teleflex, Inc.	1,200	142,980
Tornier NV (I)	21,300	568,497
West Pharmaceutical Services, Inc.	7,100	369,271
Wright Medical Group, Inc. (I)	25,773	754,891
		8,576,562
Health care providers and services - 3.5%
Acadia Healthcare Company, Inc. (I)	8,200	508,482
Addus HomeCare Corp. (I)	1,215	28,042
Air Methods Corp. (I)	10,150	450,457
Almost Family, Inc. (I)	179	4,942
Amsurg Corp. (I)	4,986	257,128
Bio-Reference Labs, Inc. (I)	12,700	359,410
BioScrip, Inc. (I)	7,228	46,837
Community Health Systems, Inc. (I)	22,482	1,058,453
Cross Country Healthcare, Inc. (I)	4,185	44,654
Five Star Quality Care, Inc. (I)	5,481	24,116
Hanger, Inc. (I)	2,169	46,525
Health Net, Inc. (I)	1,893	97,262
Healthways, Inc. (I)	3,291	51,274
IPC The Hospitalist Company, Inc. (I)	7,330	323,106
Kindred Healthcare, Inc.	5,284	105,099
LHC Group, Inc. (I)	753	17,703
LifePoint Hospitals, Inc. (I)	18,381	1,271,781
Magellan Health Services, Inc. (I)	2,433	148,875
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	3,926	200,697
MWI Veterinary Supply, Inc. (I)	3,160	516,407
National Healthcare Corp.	1,717	103,449
Omnicare, Inc.	6,393	449,556
Owens & Minor, Inc.	2,578	88,193
PharMerica Corp. (I)	30,594	667,255
Select Medical Holdings Corp.	8,624	124,444
Team Health Holdings, Inc. (I)	16,111	920,905
Triple-S Management Corp., Class B (I)	3,548	82,030
Universal American Corp. (I)	14,368	126,438
WellCare Health Plans, Inc. (I)	2,066	152,347
		8,281,489
Health care technology - 0.7%
HMS Holdings Corp. (I)	52,145	1,087,745
MedAssets, Inc. (I)	3,864	74,730
Medidata Solutions, Inc. (I)	11,950	510,385
Omnicell, Inc. (I)	3,024	97,373
		1,770,233
Life sciences tools and services - 1.3%
Affymetrix, Inc. (I)(L)	6,907	63,061
Albany Molecular Research, Inc. (I)	1,696	27,594
Bio-Rad Laboratories, Inc., Class A (I)	1,602	190,302
Bio-Techne Corp.	8,476	776,486
Bruker Corp. (I)	13,950	267,561
Charles River
Laboratories International, Inc. (I)	13,148	851,333
Harvard Bioscience, Inc. (I)	4,419	21,741
ICON PLC (I)	14,434	801,664
		2,999,742
Pharmaceuticals - 0.9%
Cumberland Pharmaceuticals, Inc. (I)	631	3,262
Endo International PLC (I)	11,362	831,358
Impax Laboratories, Inc. (I)	32,501	1,038,407
Prestige Brands Holdings, Inc. (I)	7,892	263,987
SciClone Pharmaceuticals, Inc. (I)	4,311	36,600
		2,173,614
		26,171,671
Industrials - 18.0%
Aerospace and defense - 1.4%
AAR Corp.	5,432	139,222
Alliant Techsystems, Inc.	2,205	250,664
American Science & Engineering, Inc.	267	13,051
CPI Aerostructures, Inc. (I)	1,142	13,864
Cubic Corp.	901	46,356
Curtiss-Wright Corp.	9,043	641,149
DigitalGlobe, Inc. (I)	3,281	88,620
Ducommun, Inc. (I)	1,256	31,274
Engility Holdings, Inc. (I)	432	18,166
Esterline Technologies Corp. (I)	1,500	178,245
Exelis, Inc.	1,504	26,982
HEICO Corp.	8,950	474,440
Kratos Defense & Security Solutions, Inc. (I)	3,577	18,386
LMI Aerospace, Inc. (I)	2,716	38,133
Orbital Sciences Corp. (I)	6,320	172,030
SIFCO Industries, Inc.	400	12,960
Sparton Corp. (I)	1,625	40,430
Triumph Group, Inc.	14,573	991,838
Vectrus, Inc. (I)	83	2,346
		3,198,156
Air freight and logistics - 0.2%
Air Transport Services Group, Inc. (I)	6,845	54,418
Atlas Air Worldwide Holdings, Inc. (I)	2,811	128,322

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Forward Air Corp.	5,050	$247,248
Hub Group, Inc., Class A (I)	3,113	117,111
UTi Worldwide, Inc. (I)	2,767	32,651
		579,750
Airlines - 0.6%
Alaska Air Group, Inc.	9,243	545,614
Copa Holdings SA, Class A	1,146	128,249
Hawaiian Holdings, Inc. (I)	9,255	187,784
JetBlue Airways Corp. (I)(L)	24,588	359,722
Republic Airways Holdings, Inc. (I)	4,214	55,962
SkyWest, Inc.	4,310	53,875
		1,331,206
Building products - 1.3%
Apogee Enterprises, Inc.	23,533	1,064,398
Gibraltar Industries, Inc. (I)	4,173	59,883
Griffon Corp.	12,674	157,791
Insteel Industries, Inc.	3,280	71,602
Owens Corning	9,961	347,041
Quanex Building Products Corp.	3,300	65,274
Simpson Manufacturing Company, Inc.	3,200	106,240
Trex Company, Inc. (I)	28,254	1,190,624
Universal Forest Products, Inc.	2,473	118,061
		3,180,914
Commercial services and supplies - 3.3%
ABM Industries, Inc.	17,229	466,734
ACCO Brands Corp. (I)	4,358	38,176
Acme United Corp.	300	5,370
AMREP Corp. (I)	120	464
ARC Document Solutions, Inc. (I)	5,392	51,925
Brady Corp., Class A	3,912	97,800
Ceco Environmental Corp.	301	4,262
Civeo Corp.	1,944	18,312
Clean Harbors, Inc. (I)	4,046	189,151
Courier Corp.	1,247	17,196
Covanta Holding Corp.	21,413	536,824
Ennis, Inc.	4,732	62,983
Fuel Tech, Inc. (I)	2,200	9,284
G&K Services, Inc., Class A	1,686	109,759
Heritage-Crystal Clean, Inc. (I)	212	3,498
Interface, Inc.	31,935	482,857
Intersections, Inc.	1,826	7,341
Kimball International, Inc., Class B	3,715	34,884
Matthews International Corp., Class A	1,617	74,495
McGrath RentCorp.	2,470	87,092
Mobile Mini, Inc.	30,030	1,245,945
Multi-Color Corp.	1,394	76,447
NL Industries, Inc.	3,500	26,565
Progressive Waste Solutions, Ltd.	18,000	551,340
Quad/Graphics, Inc.	615	13,352
Ritchie Brothers Auctioneers, Inc.	22,550	589,232
Team, Inc. (I)	19,099	775,610
Tetra Tech, Inc.	3,753	102,007
The ADT Corp. (L)	8,737	305,271
The Brink’s Company	1,113	24,152
UniFirst Corp.	1,637	182,673
United Stationers, Inc.	3,084	126,629
Versar, Inc. (I)	2,653	7,906
Viad Corp.	18,481	444,098
Virco Manufacturing Corp. (I)	700	1,862
Waste Connections, Inc.	24,600	1,161,366
		7,932,862
Construction and engineering - 1.4%
AECOM Technology Corp. (I)	7,048	225,606
Aegion Corp. (I)	23,400	445,770
Comfort Systems USA, Inc.	3,590	51,588
Dycom Industries, Inc. (I)	28,981	886,529
EMCOR Group, Inc.	2,769	120,036
Furmanite Corp. (I)	1,419	9,011
Great Lakes Dredge & Dock Corp. (I)	9,865	74,777
Jacobs Engineering Group, Inc. (I)	1,070	49,702
Layne Christensen Company (I)(L)	2,568	18,233
MasTec, Inc. (I)	15,011	361,765
MYR Group, Inc. (I)	1,600	41,520
Northwest Pipe Company (I)	1,838	60,728
Orion Marine Group, Inc. (I)	1,107	12,155
Primoris Services Corp.	28,700	750,505
Quanta Services, Inc. (I)	3,038	92,659
Sterling Construction Company, Inc. (I)	1,987	13,293
Tutor Perini Corp. (I)	4,807	121,377
		3,335,254
Electrical equipment - 0.8%
Allied Motion Technologies, Inc.	124	2,701
American Superconductor Corp. (I)	923	909
AZZ, Inc.	4	179
Encore Wire Corp.	4,077	149,504
EnerSys	16,651	1,011,215
Franklin Electric Company, Inc.	1,263	47,438
General Cable Corp.	4,127	56,788
Global Power Equipment Group, Inc.	468	6,070
GrafTech International, Ltd. (I)	7,641	31,175
LSI Industries, Inc.	3,751	25,282
Ocean Power Technologies, Inc. (I)	1,713	1,782
Orion Energy Systems, Inc. (I)	2,343	10,497
Powell Industries, Inc.	1,041	44,295
PowerSecure International, Inc. (I)	2,424	24,288
Preformed Line Products Company	162	7,643
Regal-Beloit Corp.	3,126	226,072
Thermon Group Holdings, Inc. (I)	10,250	247,948
Ultralife Corp. (I)	4,215	12,181
		1,905,967
Industrial conglomerates - 0.1%
Raven Industries, Inc.	7,550	169,875
Machinery - 4.0%
Actuant Corp., Class A	4,630	135,937
AGCO Corp.	6,716	283,348
Alamo Group, Inc.	1,890	90,021
Albany International Corp., Class A	24,381	911,118
Altra Industrial Motion Corp.	2,263	69,316
American Railcar Industries, Inc. (L)	3,956	233,325
Astec Industries, Inc.	2,485	97,586
Barnes Group, Inc.	8,581	315,180
Briggs & Stratton Corp.	4,656	93,353
CIRCOR International, Inc.	922	61,728
Columbus McKinnon Corp.	1,684	44,980
Douglas Dynamics, Inc.	2,248	51,771
Dynamic Materials Corp.	1,001	16,056
EnPro Industries, Inc. (I)	2,129	137,363
ESCO Technologies, Inc.	2,184	78,668
Federal Signal Corp.	6,853	102,247
Gencor Industries, Inc. (I)	604	6,028
Hardinge, Inc.	2,139	26,203
Hurco Companies, Inc.	1,523	52,879
Hyster-Yale Materials Handling, Inc.	1,000	73,410
Joy Global, Inc.	2,943	144,325
The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	1,705	$62,778
Key Technology, Inc. (I)	105	1,286
LB Foster Company, Class A	667	30,915
Lydall, Inc. (I)	1,433	38,075
MFRI, Inc. (I)	780	6,568
Middleby Corp. (I)	6,150	588,186
Miller Industries, Inc.	1,559	27,937
Mueller Industries, Inc.	3,541	116,180
Mueller Water Products, Inc., Class A	1,300	12,337
NN, Inc.	3,619	76,614
Nordson Corp.	6,650	519,698
Oshkosh Corp.	665	30,191
Proto Labs, Inc. (I)	7,500	486,750
RBC Bearings, Inc.	294	18,693
Rexnord Corp. (I)	29,163	803,441
Standex International Corp.	1,198	87,418
Tecumseh Products Company (I)	100	320
The Eastern Company	366	6,156
The Gorman-Rupp Company	8,750	273,875
Timken Company	1,139	48,738
Titan International, Inc.	26,500	262,350
TriMas Corp. (I)	23,688	737,407
Trinity Industries, Inc.	13,109	420,275
Twin Disc, Inc.	443	10,136
Valmont Industries, Inc. (L)	1,823	246,506
Wabash National Corp. (I)	866	9,344
Watts Water Technologies, Inc., Class A	18,197	1,100,191
Woodward, Inc.	7,100	366,928
		9,414,135
Marine - 0.1%
Baltic Trading, Ltd. (L)	2,200	6,908
International Shipholding Corp.	569	9,371
Kirby Corp. (I)	738	70,951
Knightsbridge Tankers, Ltd. (L)	2,275	12,990
Matson, Inc.	3,567	125,594
		225,814
Professional services - 1.1%
CBIZ, Inc. (I)	4,163	36,010
CDI Corp.	3,398	58,378
CRA International, Inc. (I)	1,820	54,145
Exponent, Inc.	7,850	597,071
Franklin Covey Company (I)	2,133	40,271
FTI Consulting, Inc. (I)	2,655	102,934
GP Strategies Corp. (I)	1,609	48,785
Heidrick & Struggles International, Inc.	1,533	30,691
Hill International, Inc. (I)	4,471	16,319
Huron Consulting Group, Inc. (I)	1,440	99,590
ICF International, Inc. (I)	2,795	108,390
Kelly Services, Inc., Class A	5,734	88,533
Korn/Ferry International (I)	3,605	97,876
Mistras Group, Inc. (I)	285	4,871
Navigant Consulting, Inc. (I)	2,981	41,734
On Assignment, Inc. (I)	3,213	98,735
RCM Technologies, Inc. (I)	100	807
Resources Connection, Inc.	3,010	45,662
RPX Corp. (I)	1,420	18,630
The Advisory Board Company (I)	5,600	238,560
The Corporate Executive Board Company	8,450	618,625
TrueBlue, Inc. (I)	1,621	37,202
Volt Information Sciences, Inc. (I)	1,319	13,124
VSE Corp.	212	11,410
		2,508,353
Road and rail - 2.7%
AMERCO	1,176	327,163
ArcBest Corp.	2,185	94,873
Avis Budget Group, Inc. (I)	8,495	510,974
Celadon Group, Inc.	38,590	850,524
Con-way, Inc.	4,091	202,668
Covenant Transportation
Group, Inc., Class A (I)	1,250	32,850
Heartland Express, Inc.	38,822	1,029,948
Landstar System, Inc.	13,803	1,109,485
Marten Transport, Ltd.	3,341	71,832
Old Dominion Freight Line, Inc. (I)	18,727	1,517,636
P.A.M. Transportation Services, Inc. (I)	1,319	59,935
Patriot Transportation Holding, Inc. (I)	67	2,525
Roadrunner Transportation Systems, Inc. (I)	903	20,327
Ryder Systems, Inc.	5,483	523,736
USA Truck, Inc. (I)	1,015	20,290
Werner Enterprises, Inc.	4,026	124,887
		6,499,653
Trading companies and distributors - 1.0%
Aceto Corp.	4,311	90,531
Air Lease Corp.	6,446	245,141
Applied Industrial Technologies, Inc.	2,597	121,773
Beacon Roofing Supply, Inc. (I)	2,936	79,507
CAI International, Inc. (I)	3,300	70,323
GATX Corp.	8,684	537,887
Houston Wire & Cable Company	1,941	24,884
Kaman Corp.	1,616	63,573
Lawson Products, Inc. (I)	1,776	40,457
MRC Global, Inc. (I)	25,417	513,678
Rush Enterprises, Inc., Class A (I)	2,066	72,475
Rush Enterprises, Inc., Class B (I)	7,059	213,535
TAL International Group, Inc. (I)(L)	2,869	126,781
Titan Machinery, Inc. (I)(L)	2,247	28,829
WESCO International, Inc. (I)	2,404	198,066
Willis Lease Finance Corp. (I)	281	6,123
		2,433,563
Transportation infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	18,900
		42,734,402
Information technology - 17.5%
Communications equipment - 1.8%
ADTRAN, Inc.	1,975	41,258
ARRIS Group, Inc. (I)	52,471	1,562,062
Aruba Networks, Inc. (I)	16,300	304,973
Aviat Networks, Inc. (I)	7,700	11,627
Bel Fuse, Inc., Class B	2,040	54,019
Black Box Corp.	1,623	37,621
Brocade Communications Systems, Inc.	42,800	484,068
Communications Systems, Inc.	1,201	13,787
Comtech Telecommunications Corp.	1,744	69,219
Digi International, Inc. (I)	4,754	33,944
EchoStar Corp., Class A (I)	3,914	210,886
Emulex Corp. (I)	6,843	37,021
Finisar Corp. (I)	33,649	573,715
Harmonic, Inc. (I)	7,736	54,152
InterDigital, Inc.	500	24,940
JDS Uniphase Corp. (I)	3,562	47,517
KVH Industries, Inc. (I)	1,348	16,473
NETGEAR, Inc. (I)	2,055	71,350
Oclaro, Inc. (I)	4,713	8,483
Oplink Communications, Inc.	1,681	40,630

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Optical Cable Corp.	100	$450
Polycom, Inc. (I)	37,420	492,821
Relm Wireless Corp. (I)	877	4,341
Tessco Technologies, Inc.	1,368	38,195
Westell Technologies, Inc., Class A (I)	7,150	9,367
		4,242,919
Electronic equipment, instruments and components - 3.9%
ADDvantage Technologies Group, Inc. (I)	471	1,267
Arrow Electronics, Inc. (I)	10,983	641,847
Avnet, Inc.	11,725	513,438
AVX Corp.	11,811	168,779
Belden, Inc.	10,819	790,112
Benchmark Electronics, Inc. (I)	4,167	99,091
Checkpoint Systems, Inc. (I)	3,869	49,368
Cognex Corp. (I)	9,950	405,065
Coherent, Inc. (I)	12,176	674,063
CTS Corp.	3,537	60,766
Daktronics, Inc.	3,426	40,872
DTS, Inc. (I)	71	2,290
Electro Rent Corp.	3,795	52,940
Electro Scientific Industries, Inc.	2,403	17,230
Fabrinet (I)	607	10,179
FEI Company	12,713	1,088,741
GSI Group, Inc. (I)	1,206	15,292
IEC Electronics Corp. (I)	558	2,957
II-VI, Inc. (I)	640	8,493
Ingram Micro, Inc., Class A (I)	11,036	302,717
Insight Enterprises, Inc. (I)	3,585	83,997
IntriCon Corp. (I)	80	500
Itron, Inc. (I)	2,317	93,607
Jabil Circuit, Inc.	13,872	287,844
KEMET Corp. (I)	5,859	23,612
Key Tronic Corp. (I)	1,300	10,686
Kimball Electronics, Inc. (I)	2,786	30,646
Knowles Corp. (I)	2,335	48,778
Mercury Systems, Inc. (I)	2,241	28,954
Multi-Fineline Electronix, Inc. (I)	3,338	33,781
NAPCO Security Technologies, Inc. (I)	868	3,958
Newport Corp. (I)	3,364	59,240
OSI Systems, Inc. (I)	1,130	79,744
PAR Technology Corp. (I)	1,700	9,605
Park Electrochemical Corp.	1,480	36,408
PC Connection, Inc.	4,089	91,471
PCM, Inc. (I)	2,932	28,294
Perceptron, Inc.	1,146	11,517
Planar Systems, Inc. (I)	1,700	12,699
Plexus Corp. (I)	1,396	54,458
Radisys Corp. (I)	3,312	7,949
Richardson Electronics, Ltd.	1,362	13,783
Rofin-Sinar Technologies, Inc. (I)	1,000	26,920
Rogers Corp. (I)	1,608	113,879
Sanmina Corp. (I)	30,436	748,726
ScanSource, Inc. (I)	6,705	260,556
SMTC Corp. (I)	363	624
SYNNEX Corp.	5,165	368,988
Tech Data Corp. (I)	16,348	1,018,971
TTM Technologies, Inc. (I)	7,033	47,543
Viasystems Group, Inc. (I)	2,572	40,200
Vicon Industries, Inc.	102	173
Vishay Intertechnology, Inc.	47,447	658,090
Vishay Precision Group, Inc. (I)	1,509	25,246
		9,306,954
Internet software and services - 1.1%
AOL, Inc. (I)	5,455	251,803
Bankrate, Inc. (I)	3,774	44,118
Blucora, Inc. (I)	6,665	94,710
comScore, Inc. (I)	11,450	503,457
Dice Holdings, Inc. (I)	5,605	60,926
Digital River, Inc. (I)	2,732	69,365
Earthlink Holdings Corp.	12,905	56,653
Internap Network Services Corp. (I)	6,681	52,980
IntraLinks Holdings, Inc. (I)	20,095	218,634
Limelight Networks, Inc. (I)	1,035	2,826
LogMeIn, Inc. (I)	7,050	356,519
Marchex, Inc., Class B	3,061	11,111
Monster Worldwide, Inc. (I)	4,505	19,597
Perficient, Inc. (I)	24,374	421,914
RealNetworks, Inc. (I)	4,503	31,566
Reis, Inc.	300	7,548
SciQuest, Inc. (I)	19,186	286,063
support.com, Inc. (I)	4,301	8,860
TheStreet, Inc.	6,959	15,449
United Online, Inc. (I)	1,187	15,502
XO Group, Inc. (I)	3,587	52,012
		2,581,613
IT services - 2.6%
Acxiom Corp. (I)	6,543	124,513
CACI International, Inc., Class A (I)	13,632	1,215,838
Cardtronics, Inc. (I)	21,450	839,982
CIBER, Inc. (I)	13,088	39,657
Convergys Corp.	8,563	178,539
CoreLogic, Inc. (I)	2,174	72,220
CSG Systems International, Inc.	28,148	707,078
DST Systems, Inc.	2,577	255,767
EPAM Systems, Inc. (I)	8,500	433,755
ExlService Holdings, Inc. (I)	544	15,248
Forrester Research, Inc.	7,800	309,738
Global Cash Access Holdings, Inc. (I)	1,470	10,437
Global Payments, Inc.	5,000	431,800
Jack Henry & Associates, Inc.	15,095	927,739
Leidos Holdings, Inc.	594	24,004
ManTech International Corp., Class A	3,611	108,763
ModusLink Global Solutions, Inc. (I)(L)	9,124	30,200
MoneyGram International, Inc. (I)	32,300	278,426
StarTek, Inc. (I)	2,139	17,946
Sykes Enterprises, Inc. (I)	2,752	63,764
TeleTech Holdings, Inc. (I)	573	13,391
The Hackett Group, Inc.	9,407	83,628
VeriFone Systems, Inc. (I)	3,900	139,074
		6,321,507
Semiconductors and semiconductor equipment - 3.4%
Advanced Energy Industries, Inc. (I)	3,654	74,651
Alpha & Omega Semiconductor, Ltd. (I)	999	8,571
Amkor Technology, Inc. (I)	15,066	100,792
ANADIGICS, Inc. (I)	1,900	1,523
Axcelis Technologies, Inc. (I)	3,500	7,525
AXT, Inc. (I)	3,200	8,224
Brooks Automation, Inc.	6,288	73,632
Cabot Microelectronics Corp. (I)	5,950	281,435
Cascade Microtech, Inc. (I)	1,613	22,340
Cirrus Logic, Inc. (I)	3,559	65,094
Cohu, Inc.	3,324	38,060
Diodes, Inc. (I)	2,232	59,349
DSP Group, Inc. (I)	4,257	46,061
Entegris, Inc. (I)	70,126	944,597

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Entropic Communications, Inc. (I)	2,167	$5,157
Fairchild Semiconductor International, Inc. (I)	52,452	846,051
First Solar, Inc. (I)	7,238	353,214
FormFactor, Inc. (I)	6,280	50,491
GSI Technology, Inc. (I)	2,286	11,910
Integrated Device Technology, Inc. (I)	56,575	1,055,690
Integrated Silicon Solution, Inc.	3,214	46,507
Intersil Corp., Class A	76,253	999,677
IXYS Corp.	2,660	30,404
Kulicke & Soffa Industries, Inc. (I)	5,373	75,115
Lattice Semiconductor Corp. (I)	10,043	65,782
Magnachip Semiconductor Corp. (I)	145	1,766
Marvell Technology Group, Ltd.	35,778	512,341
Microsemi Corp. (I)	3,444	93,677
MKS Instruments, Inc.	4,675	170,357
NeoPhotonics Corp. (I)	1,108	3,734
ON Semiconductor Corp. (I)	9,167	82,778
Pericom Semiconductor Corp. (I)	5,042	64,084
Photronics, Inc. (I)	11,375	102,603
PMC-Sierra, Inc. (I)	12,080	98,452
Power Integrations, Inc.	22,519	1,129,553
Rudolph Technologies, Inc. (I)	4,412	40,502
Sigma Designs, Inc. (I)	4,474	20,401
Teradyne, Inc.	8,100	160,785
TriQuint Semiconductor, Inc. (I)	13,646	332,553
Ultra Clean Holdings, Inc. (I)	429	3,728
		8,089,166
Software - 3.7%
Aspen Technology, Inc. (I)	16,800	634,032
Blackbaud, Inc.	11,090	470,660
Bottomline Technologies, Inc. (I)	35,640	873,893
Cadence Design Systems, Inc. (I)	49,846	940,594
EnerNOC, Inc. (I)	1,705	24,876
Epiq Systems, Inc.	3,144	48,229
ePlus, Inc. (I)	1,390	95,688
GSE Systems, Inc. (I)	2,016	2,782
Interactive Intelligence Group, Inc. (I)	8,950	404,809
Mentor Graphics Corp.	7,216	160,267
MicroStrategy, Inc., Class A (I)	6,135	1,053,625
Progress Software Corp. (I)	2,818	72,676
PROS Holdings, Inc. (I)	10,150	290,290
Rovi Corp. (I)	35,563	792,344
Seachange International, Inc. (I)	4,794	32,168
SS&C Technologies Holdings, Inc.	28,773	1,454,475
Take-Two Interactive Software, Inc. (I)	5,333	147,511
TeleCommunication Systems, Inc., Class A (I)	7,193	22,083
Telenav, Inc. (I)	366	2,536
Tyler Technologies, Inc. (I)	6,400	694,912
Verint Systems, Inc. (I)	9,698	583,723
		8,802,173
Technology hardware, storage and peripherals - 1.0%
Avid Technology, Inc. (I)	5,478	66,010
Concurrent Computer Corp.	526	3,798
Cray, Inc. (I)	39,746	1,334,671
Electronics For Imaging, Inc. (I)	13,959	620,478
Hutchinson Technology, Inc. (I)	3,000	10,620
Imation Corp. (I)	7,779	24,659
Intevac, Inc. (I)	3,303	23,451
Lexmark International, Inc., Class A	5,274	226,044
QLogic Corp. (I)	2,153	24,846
Qumu Corp. (I)	401	5,073
Super Micro Computer, Inc. (I)	2,174	72,351
		2,412,001
		41,756,333
Materials - 6.7%
Chemicals - 2.4%
A. Schulman, Inc.	2,806	107,358
Axiall Corp.	5,946	257,343
Balchem Corp.	9,608	624,520
Cabot Corp.	4,242	182,745
Calgon Carbon Corp. (I)	1,802	36,779
Chase Corp.	1,432	48,616
Chemtura Corp. (I)	14,821	345,329
Cytec Industries, Inc.	1,866	89,755
Flotek Industries, Inc. (I)	10,200	198,696
FutureFuel Corp.	1,723	19,229
Hawkins, Inc.	314	12,384
HB Fuller Company	3,415	147,494
Huntsman Corp.	4,564	116,473
Innophos Holdings, Inc.	960	51,917
Innospec, Inc.	1,269	54,389
Intrepid Potash, Inc. (I)	384	5,480
KMG Chemicals, Inc.	709	13,194
Koppers Holdings, Inc.	6,300	183,834
Kraton Performance Polymers, Inc. (I)	25,964	477,738
Kronos Worldwide, Inc.	177	2,303
Landec Corp. (I)	3,344	43,940
LSB Industries, Inc. (I)	655	21,661
Minerals Technologies, Inc.	17,033	1,264,360
Olin Corp.	6,768	170,283
OM Group, Inc.	2,945	80,133
OMNOVA Solutions, Inc. (I)	2,908	19,425
Penford Corp. (I)	2,346	44,433
PolyOne Corp.	19,778	737,719
Sensient Technologies Corp.	3,461	204,026
Stepan Company	31	1,283
Trecora Resources (I)	745	9,156
Tronox, Ltd., Class A	4,271	96,311
		5,668,306
Construction materials - 0.4%
Eagle Materials, Inc.	10,159	837,000
United States Lime & Minerals, Inc.	169	11,526
		848,526
Containers and packaging - 1.8%
AptarGroup, Inc.	2,259	147,400
Bemis Company, Inc.	6,869	274,348
Graphic Packaging Holding Company (I)	109,901	1,368,267
Greif, Inc., Class A	964	42,271
MeadWestvaco Corp.	12,249	548,755
Myers Industries, Inc.	5,702	92,772
Owens-Illinois, Inc. (I)	41,563	1,065,675
Rock-Tenn Company, Class A	9,600	545,376
Sonoco Products Company	5,551	233,253
		4,318,117
Metals and mining - 1.3%
AM Castle & Company (I)	3,851	28,960
Ampco-Pittsburgh Corp.	1,873	34,276
Carpenter Technology Corp.	204	10,286
Cliffs Natural Resources, Inc. (L)	6,208	56,617
Coeur Mining, Inc. (I)	10,706	44,002
Commercial Metals Company	8,322	135,981

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Friedman Industries, Inc.	1,405	$11,451
Haynes International, Inc.	16,250	729,463
Hecla Mining Company	2,428	5,730
Kaiser Aluminum Corp.	1,755	127,729
Materion Corp.	1,743	60,604
McEwen Mining, Inc. (I)	2,908	3,897
Noranda Aluminum Holding Corp.	2,332	8,885
Olympic Steel, Inc.	2,178	35,414
Reliance Steel & Aluminum Company	6,607	422,452
RTI International Metals, Inc. (I)	2,900	66,497
Schnitzer Steel Industries, Inc., Class A	1,338	30,506
Steel Dynamics, Inc.	12,645	285,018
Stillwater Mining Company (I)	7,898	103,701
SunCoke Energy, Inc.	4,139	84,146
Synalloy Corp.	380	6,517
TimkenSteel Corp.	882	31,417
United States Steel Corp.	10,162	338,903
Universal Stainless & Alloy Products, Inc. (I)	1,778	43,348
Worthington Industries, Inc.	8,900	335,619
		3,041,419
Paper and forest products - 0.8%
Boise Cascade Company (I)	1,639	58,496
Clearwater Paper Corp. (I)	1,598	105,883
Domtar Corp.	13,956	568,009
KapStone Paper and Packaging Corp. (I)	22,811	681,365
Louisiana-Pacific Corp. (I)	11,953	182,164
Mercer International, Inc. (I)	6,255	83,129
Neenah Paper, Inc.	2,000	114,480
PH Glatfelter Company	3,797	96,140
Resolute Forest Products, Inc. (I)	1,898	31,792
Schweitzer-Mauduit International, Inc.	843	36,055
		1,957,513
		15,833,881
Telecommunication services - 0.6%
Diversified telecommunication services - 0.4%
Atlantic Tele-Network, Inc.	381	25,900
Consolidated Communications Holdings, Inc.	42	1,151
Frontier Communications Corp. (L)	69,322	488,720
General Communication, Inc., Class A (I)	4,737	57,555
Hawaiian Telcom Holdco, Inc. (I)	53	1,378
Iridium Communications, Inc. (I)(L)	7,872	75,178
Lumos Networks Corp.	879	14,539
ORBCOMM, Inc. (I)	6,308	40,876
Premiere Global Services, Inc. (I)	5,324	56,168
Vonage Holdings Corp. (I)	9,287	31,669
Windstream Holdings, Inc. (L)	13,524	136,728
		929,862
Wireless telecommunication services - 0.2%
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	2,436	72,179
Spok Holdings, Inc.	3,600	57,096
Telephone & Data Systems, Inc.	9,751	249,236
United States Cellular Corp. (I)	1,710	65,818
		453,162
		1,383,024
Utilities - 0.6%
Gas utilities - 0.6%
UGI Corp.	38,732	1,460,584
Independent power and renewable electricity producers - 0.0%
Ormat Technologies, Inc.	2,376	65,055
Water utilities - 0.0%
Consolidated Water Company, Ltd. (L)	1,250	15,325
		1,540,964
TOTAL COMMON STOCKS (Cost $186,441,808)		$233,263,970

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund	6,200	618,140
TOTAL INVESTMENT COMPANIES (Cost $575,132)		$618,140

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)	208	34
TOTAL WARRANTS (Cost $0)		$34

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	521,825	5,221,647
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,220,260)		$5,221,647

SHORT-TERM INVESTMENTS - 1.8%
Money market funds - 1.8%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	1,076,940	1,076,940
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	3,324,372	3,324,372
		4,401,312
TOTAL SHORT-TERM INVESTMENTS (Cost $4,401,312)		$4,401,312
Total Investments (Small Cap Opportunities Fund)
(Cost $196,638,512) - 102.4%		$243,505,103
Other assets and liabilities, net - (2.4%)		(5,610,072)
TOTAL NET ASSETS - 100.0%		$237,895,031

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 12.2%
Distributors - 0.8%
Pool Corp.	26,377	$1,567,059
Hotels, restaurants and leisure - 4.2%
BJ’s Restaurants, Inc. (I)	9,765	480,047
Choice Hotels International, Inc.	28,497	1,579,019
Domino’s Pizza, Inc.	21,536	2,021,154
Jack in the Box, Inc.	40,531	3,019,560
The Cheesecake Factory, Inc.	31,345	1,518,038
		8,617,818
Household durables - 0.7%
Standard Pacific Corp. (I)	185,538	1,400,812
Leisure products - 0.8%
Brunswick Corp.	33,051	1,641,974

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A (L)	49,577	$1,445,665
Specialty retail - 3.3%
ANN, Inc. (I)	37,313	1,370,506
DSW, Inc., Class A	41,542	1,473,910
Five Below, Inc. (I)	24,175	1,128,006
Group 1 Automotive, Inc.	20,589	1,842,921
Monro Muffler Brake, Inc.	2,388	130,839
Vitamin Shoppe, Inc. (I)	19,497	933,126
		6,879,308
Textiles, apparel and luxury goods - 1.7%
G-III Apparel Group, Ltd. (I)	21,839	1,932,533
Steven Madden, Ltd. (I)	48,191	1,643,313
		3,575,846
		25,128,482
Consumer staples - 1.4%
Food products - 1.4%
B&G Foods, Inc.	38,624	1,105,419
Diamond Foods, Inc. (I)	32	953
Lancaster Colony Corp.	18,922	1,776,776
		2,883,148
		2,883,148
Energy - 4.1%
Energy equipment and services - 1.6%
Atwood Oceanics, Inc. (I)	23,572	756,425
Dril-Quip, Inc. (I)	17,161	1,368,590
Patterson-UTI Energy, Inc.	61,415	1,086,431
		3,211,446
Oil, gas and consumable fuels - 2.5%
Energen Corp.	22,108	1,320,290
Laredo Petroleum, Inc. (I)(L)	53,263	556,598
Oasis Petroleum, Inc. (I)	39,807	731,653
SemGroup Corp., Class A	18,416	1,362,600
Ultra Petroleum Corp. (I)(L)	63,897	1,268,355
		5,239,496
		8,450,942
Financials - 7.9%
Banks - 2.9%
Hancock Holding Company	43,362	1,418,371
Home BancShares, Inc.	45,567	1,443,107
SVB Financial Group (I)	16,676	1,753,481
UMB Financial Corp.	26,895	1,492,404
		6,107,363
Capital markets - 3.2%
Affiliated Managers Group, Inc. (I)	7,606	1,548,506
Greenhill & Company, Inc.	20,851	924,116
Janus Capital Group, Inc. (L)	120,195	1,889,465
Stifel Financial Corp. (I)	45,161	2,191,663
		6,553,750
Insurance - 0.9%
American Equity Investment Life
Holding Company	67,418	1,820,286
Real estate investment trusts - 0.9%
Corrections Corp. of America	49,769	1,804,126
		16,285,525
Health care - 21.6%
Biotechnology - 5.0%
Alnylam Pharmaceuticals, Inc. (I)	18,431	1,853,237
Exact Sciences Corp. (I)(L)	97,087	2,409,699
Incyte Corp. (I)	32,048	2,421,226
NPS Pharmaceuticals, Inc. (I)	49,669	1,648,017
Repligen Corp. (I)	33,920	775,750
Seattle Genetics, Inc. (I)(L)	34,113	1,243,078
		10,351,007
Health care equipment and supplies - 5.1%
DexCom, Inc. (I)	37,040	1,906,078
Insulet Corp. (I)	37,170	1,731,750
NuVasive, Inc. (I)	45,506	1,999,079
Sirona Dental Systems, Inc. (I)	19,826	1,712,768
STERIS Corp.	33,978	2,166,098
Thoratec Corp. (I)	33,935	1,058,433
		10,574,206
Health care providers and services - 5.6%
Chemed Corp.	19,982	2,200,218
Community Health Systems, Inc. (I)	38,273	1,801,893
Envision Healthcare Holdings, Inc. (I)	43,526	1,539,079
HealthSouth Corp.	45,042	1,852,577
Select Medical Holdings Corp.	110,532	1,594,977
VCA Antech, Inc. (I)	54,293	2,569,688
		11,558,432
Health care technology - 0.3%
HMS Holdings Corp. (I)	31,094	648,621
Life sciences tools and services - 2.4%
Bio-Techne Corp.	17,222	1,577,707
PAREXEL International Corp. (I)	31,898	1,866,352
PerkinElmer, Inc.	33,916	1,542,161
		4,986,220
Pharmaceuticals - 3.2%
Jazz Pharmaceuticals PLC (I)	9,791	1,733,888
Nektar Therapeutics (I)	120,207	2,003,851
Pacira Pharmaceuticals, Inc. (I)	14,407	1,353,250
Salix Pharmaceuticals, Ltd. (I)	14,430	1,481,817
		6,572,806
		44,691,292
Industrials - 17.4%
Aerospace and defense - 1.6%
Hexcel Corp. (I)	36,044	1,560,345
TransDigm Group, Inc.	8,534	1,687,940
		3,248,285
Air freight and logistics - 0.8%
Forward Air Corp.	35,906	1,757,958
Building products - 1.2%
AO Smith Corp.	44,710	2,411,210
Commercial services and supplies - 2.4%
Pitney Bowes, Inc.	80,575	1,983,757
Steelcase, Inc., Class A	98,623	1,727,875
Tetra Tech, Inc.	49,633	1,349,025
		5,060,657
Construction and engineering - 0.5%
MasTec, Inc. (I)	45,557	1,097,924
Electrical equipment - 1.0%
Acuity Brands, Inc.	15,615	2,157,993

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 5.0%
Crane Company	23,309	$1,375,930
ITT Corp.	46,746	1,935,284
Lincoln Electric Holdings, Inc.	29,197	2,103,352
WABCO Holdings, Inc. (I)	18,799	1,929,153
Wabtec Corp.	32,788	2,901,410
		10,245,129
Marine - 0.9%
Kirby Corp. (I)	19,602	1,884,536
Road and rail - 2.4%
Knight Transportation, Inc.	72,083	2,398,201
Old Dominion Freight Line, Inc. (I)	2,783	225,534
Swift Transportation Company (I)	77,058	2,240,076
		4,863,811
Trading companies and distributors - 1.6%
Watsco, Inc.	16,776	1,702,764
WESCO International, Inc. (I)(L)	19,465	1,603,721
		3,306,485
		36,033,988
Information technology - 27.5%
Communications equipment - 1.5%
ARRIS Group, Inc. (I)	72,808	2,167,494
Finisar Corp. (I)	56,671	966,241
		3,133,735
Electronic equipment, instruments and components - 3.0%
Cognex Corp. (I)	38,884	1,582,968
IPG Photonics Corp. (I)(L)	15,250	1,099,373
National Instruments Corp.	41,577	1,338,364
SYNNEX Corp.	29,848	2,132,341
		6,153,046
Internet software and services - 3.1%
CoStar Group, Inc. (I)	16,711	2,845,215
Dealertrack Technologies, Inc. (I)	37,985	1,791,373
Envestnet, Inc. (I)	7,940	406,131
HomeAway, Inc. (I)	45,594	1,429,828
		6,472,547
IT services - 1.7%
Booz Allen Hamilton Holding Corp.	60,052	1,634,015
EPAM Systems, Inc. (I)	38,105	1,944,498
		3,578,513
Semiconductors and semiconductor equipment - 5.3%
Atmel Corp. (I)	211,444	1,672,522
Cavium, Inc. (I)	30,573	1,730,432
MKS Instruments, Inc.	36,198	1,319,055
Monolithic Power Systems, Inc.	33,801	1,626,842
Power Integrations, Inc.	31,775	1,593,834
Silicon Laboratories, Inc. (I)	31,766	1,440,588
Teradyne, Inc.	81,445	1,616,683
		10,999,956
Software - 11.9%
Aspen Technology, Inc. (I)	43,487	1,641,199
Cadence Design Systems, Inc. (I)	92,147	1,738,814
CommVault Systems, Inc. (I)	19,222	909,201
Guidewire Software, Inc. (I)	34,772	1,754,943
Interactive Intelligence Group, Inc. (I)	27,646	1,250,429
Manhattan Associates, Inc. (I)	112,657	4,456,711
Mentor Graphics Corp.	70,079	1,556,455
MicroStrategy, Inc., Class A (I)	11,309	1,942,208
NetScout Systems, Inc. (I)	36,122	1,378,054
Qlik Technologies, Inc. (I)	56,461	1,740,693
Qualys, Inc. (I)	41,934	1,488,238
SolarWinds, Inc. (I)	35,437	1,839,889
The Ultimate Software Group, Inc. (I)	11,542	1,699,444
Verint Systems, Inc. (I)	17,827	1,073,007
		24,469,285
Technology hardware, storage and peripherals - 1.0%
Cray, Inc. (I)(L)	61,087	2,051,301
		56,858,383
Materials - 3.9%
Chemicals - 1.7%
PolyOne Corp.	51,737	1,929,790
Rockwood Holdings, Inc.	20,050	1,562,898
		3,492,688
Construction materials - 0.7%
Martin Marietta Materials, Inc.	12,569	1,508,783
Containers and packaging - 0.9%
Berry Plastics Group, Inc. (I)	63,359	1,833,609
Metals and mining - 0.6%
Carpenter Technology Corp.	22,327	1,125,727
		7,960,807
Telecommunication services - 1.6%
Wireless telecommunication services - 1.6%
SBA Communications Corp., Class A (I)	27,342	3,326,701
Utilities - 0.9%
Electric utilities - 0.9%
ITC Holdings Corp.	46,883	1,781,085
TOTAL COMMON STOCKS (Cost $141,999,535)		$203,400,353

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	92,945	2,788
TOTAL RIGHTS (Cost $6,041)		$2,788

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	1,150,675	11,514,229
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,514,233)		$11,514,229

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	3,007,076	3,007,076
TOTAL SHORT-TERM INVESTMENTS (Cost $3,007,076)		$3,007,076
Total Investments (Small Company Growth Fund)
(Cost $156,526,885) - 105.5%		$217,924,446
Other assets and liabilities, net - (5.5%)		(11,441,426)
TOTAL NET ASSETS - 100.0%		$206,483,020

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.5%
Consumer discretionary - 13.1%
Auto components - 1.5%
Drew Industries, Inc.	80,200	$3,777,420
Modine Manufacturing Company (I)	136,300	1,658,771
		5,436,191
Automobiles - 0.3%
Winnebago Industries, Inc.	44,300	1,115,474
Distributors - 1.0%
Pool Corp.	61,500	3,653,715
Diversified consumer services - 0.7%
American Public Education, Inc. (I)	37,400	1,256,640
Ascent Capital Group, Inc., Class A (I)	25,000	1,345,500
		2,602,140
Hotels, restaurants and leisure - 0.6%
Belmond, Ltd., Class A (I)	98,800	1,118,416
Red Robin Gourmet Burgers, Inc. (I)	17,200	1,158,420
		2,276,836
Household durables - 2.2%
CSS Industries, Inc.	57,900	1,679,679
Ethan Allen Interiors, Inc.	58,400	1,729,224
M/I Homes, Inc. (I)	51,100	1,171,212
Meritage Homes Corp. (I)	79,700	3,125,834
		7,705,949
Leisure products - 0.6%
Brunswick Corp.	41,400	2,056,752
Media - 1.1%
National CineMedia, Inc.	16,400	232,224
New Media Investment Group, Inc.	84,600	1,719,072
Saga Communications, Inc., Class A	52,400	2,097,048
		4,048,344
Multiline retail - 0.4%
Fred’s, Inc., Class A	77,800	1,205,900
Specialty retail - 3.8%
Aaron’s, Inc.	208,800	5,925,744
Haverty Furniture Companies, Inc.	97,500	2,053,350
MarineMax, Inc. (I)	13,000	240,630
Pier 1 Imports, Inc.	148,450	2,048,610
Sportsman’s Warehouse Holdings, Inc. (I)(L)	129,800	915,090
Stein Mart, Inc.	163,400	2,320,280
		13,503,704
Textiles, apparel and luxury goods - 0.9%
Crocs, Inc. (I)	64,600	857,888
Culp, Inc.	78,700	1,474,838
Kate Spade & Company (I)	29,700	951,291
		3,284,017
		46,889,022
Consumer staples - 1.0%
Food and staples retailing - 0.6%
SpartanNash Company	93,200	2,174,356
Food products - 0.3%
Pinnacle Foods, Inc.	28,100	956,243
Tobacco - 0.1%
Alliance One International, Inc. (I)	193,300	349,873
		3,480,472
Energy - 3.8%
Energy equipment and services - 1.1%
Atwood Oceanics, Inc. (I)	32,700	1,049,343
CARBO Ceramics, Inc. (L)	19,700	749,388
Hercules Offshore, Inc. (I)(L)	107,800	133,672
Tesco Corp.	89,200	1,256,828
TETRA Technologies, Inc. (I)	139,100	883,285
		4,072,516
Oil, gas and consumable fuels - 2.7%
Bonanza Creek Energy, Inc. (I)	7,000	190,540
Cloud Peak Energy, Inc. (I)	113,900	1,329,213
Energy XXI, Ltd. (L)	44,221	177,326
GasLog, Ltd. (L)	106,500	1,878,660
Magnum Hunter Resources Corp. (I)(L)	118,400	473,600
Matador Resources Company (I)	70,000	1,231,300
Northern Oil and Gas, Inc. (I)(L)	132,000	1,147,080
Oasis Petroleum, Inc. (I)	70,900	1,303,142
PDC Energy, Inc. (I)	28,800	849,888
Teekay Tankers, Ltd., Class A (L)	241,500	1,086,750
		9,667,499
		13,740,015
Financials - 25.2%
Banks - 8.4%
BBCN Bancorp, Inc.	99,300	1,382,256
Columbia Banking System, Inc.	85,500	2,348,685
East West Bancorp, Inc.	166,795	6,133,052
Glacier Bancorp, Inc.	130,400	3,570,352
Home BancShares, Inc.	162,900	5,159,043
Signature Bank (I)	25,900	3,140,893
SVB Financial Group (I)	45,300	4,763,295
Wintrust Financial Corp.	80,700	3,606,483
		30,104,059
Capital markets - 2.8%
Ares Capital Corp.	141,400	2,326,030
Hercules Technology Growth Capital, Inc. (L)	169,200	2,663,208
Janus Capital Group, Inc. (L)	79,200	1,245,024
JMP Group, Inc.	68,100	496,449
Main Street Capital Corp. (L)	28,600	928,642
Piper Jaffray Companies (I)	22,500	1,291,500
Safeguard Scientifics, Inc. (I)	59,000	1,146,370
		10,097,223
Diversified financial services - 0.5%
Compass Diversified Holdings	96,400	1,672,540
Insurance - 3.9%
Assured Guaranty, Ltd.	60,202	1,538,763
Employers Holdings, Inc.	93,250	1,891,110
Enstar Group, Ltd. (I)	3,300	481,635
Meadowbrook Insurance Group, Inc.	207,200	1,261,848
National Interstate Corp.	71,500	2,047,045
ProAssurance Corp.	138,800	6,258,492
Safety Insurance Group, Inc.	6,200	369,024
		13,847,917
Real estate investment trusts - 9.0%
Acadia Realty Trust	97,100	3,103,316
Associated Estates Realty Corp.	71,700	1,607,514
CatchMark Timber Trust, Inc., Class A	60,190	668,109
CBL & Associates Properties, Inc.	130,800	2,544,060
Cedar Realty Trust, Inc.	201,100	1,365,469
First Potomac Realty Trust	162,900	2,016,702
Hatteras Financial Corp.	118,000	2,260,880

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Kilroy Realty Corp.	48,100	$3,303,508
Kite Realty Group Trust	57,200	1,560,416
LaSalle Hotel Properties	89,200	3,601,004
Potlatch Corp.	60,100	2,497,155
PS Business Parks, Inc.	13,400	1,090,626
Redwood Trust, Inc.	126,300	2,469,165
Saul Centers, Inc.	38,000	2,079,740
Strategic Hotels & Resorts, Inc. (I)	29,100	386,448
Washington Real Estate Investment Trust	67,200	1,805,664
		32,359,776
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	21,600	345,600
Thrifts and mortgage finance - 0.5%
Radian Group, Inc.	111,200	1,895,960
		90,323,075
Health care - 4.5%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	80,900	948,957
Health care equipment and supplies - 2.9%
Analogic Corp.	23,100	1,682,604
Atrion Corp.	1,800	585,018
Halyard Health, Inc. (I)	29,100	1,141,011
Quidel Corp. (I)	67,700	1,886,122
West Pharmaceutical Services, Inc.	102,500	5,331,025
		10,625,780
Health care providers and services - 1.3%
Landauer, Inc.	21,300	702,900
National Healthcare Corp.	43,100	2,596,775
Triple-S Management Corp., Class B (I)	58,630	1,355,526
		4,655,201
		16,229,938
Industrials - 25.7%
Aerospace and defense - 0.1%
Kratos Defense & Security Solutions, Inc. (I)	90,600	465,684
Air freight and logistics - 0.9%
Hub Group, Inc., Class A (I)	53,600	2,016,432
UTi Worldwide, Inc. (I)	105,400	1,243,720
		3,260,152
Airlines - 2.1%
Alaska Air Group, Inc.	127,100	7,502,713
Building products - 1.4%
Gibraltar Industries, Inc. (I)	116,900	1,677,515
Quanex Building Products Corp.	44,700	884,166
Universal Forest Products, Inc.	48,900	2,334,486
		4,896,167
Commercial services and supplies - 4.7%
G&K Services, Inc., Class A	58,100	3,782,310
Matthews International Corp., Class A	74,700	3,441,429
McGrath RentCorp.	119,000	4,195,940
MSA Safety, Inc.	57,700	3,169,461
US Ecology, Inc.	54,200	2,158,244
		16,747,384
Construction and engineering - 1.2%
Aegion Corp. (I)	97,100	1,849,755
Comfort Systems USA, Inc.	102,200	1,468,614
Pike Corp. (I)	91,700	1,096,732
		4,415,101
Electrical equipment - 0.6%
Franklin Electric Company, Inc.	56,500	2,122,140
Machinery - 5.2%
Astec Industries, Inc.	46,400	1,822,128
CIRCOR International, Inc.	41,600	2,785,120
ESCO Technologies, Inc.	75,500	2,719,510
Hillenbrand, Inc.	22,170	712,987
Luxfer Holdings PLC, ADR	49,600	744,496
Nordson Corp.	52,400	4,095,060
RBC Bearings, Inc.	16,900	1,074,502
Sun Hydraulics Corp.	37,700	1,518,179
Woodward, Inc.	61,360	3,171,085
		18,643,067
Marine - 1.5%
Kirby Corp. (I)	54,300	5,220,402
Professional services - 1.4%
FTI Consulting, Inc. (I)	47,400	1,837,698
Navigant Consulting, Inc. (I)	125,800	1,761,200
On Assignment, Inc. (I)	43,400	1,333,682
		4,932,580
Road and rail - 4.8%
Genesee & Wyoming, Inc., Class A (I)	67,000	6,605,530
Landstar System, Inc.	112,500	9,042,750
Universal Truckload Services, Inc.	61,600	1,691,536
		17,339,816
Trading companies and distributors - 1.8%
Beacon Roofing Supply, Inc. (I)	154,400	4,181,152
Kaman Corp.	59,500	2,340,730
		6,521,882
		92,067,088
Information technology - 10.8%
Communications equipment - 0.8%
Ixia (I)	164,100	1,701,717
Sonus Networks, Inc. (I)	324,600	1,201,020
		2,902,737
Electronic equipment, instruments and components - 6.3%
Badger Meter, Inc.	9,600	528,864
Belden, Inc.	59,200	4,323,376
Cognex Corp. (I)	35,600	1,449,276
Electro Rent Corp.	140,900	1,965,555
Electro Scientific Industries, Inc.	126,700	908,439
Fabrinet (I)	97,100	1,628,367
Littelfuse, Inc.	44,400	4,268,172
Methode Electronics, Inc.	52,200	2,022,750
Newport Corp. (I)	62,600	1,102,386
SYNNEX Corp.	60,700	4,336,408
		22,533,593
Semiconductors and semiconductor equipment - 3.1%
Advanced Energy Industries, Inc. (I)	109,200	2,230,956
Brooks Automation, Inc.	96,700	1,132,357
Cabot Microelectronics Corp. (I)	65,900	3,117,070
Entegris, Inc. (I)	117,200	1,578,684
Intersil Corp., Class A	39,800	521,778
Teradyne, Inc.	120,400	2,389,940
		10,970,785

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 0.6%
Progress Software Corp. (I)	88,000	$2,269,520
		38,676,635
Materials - 8.9%
Chemicals - 2.9%
American Vanguard Corp. (L)	86,700	944,163
Innospec, Inc.	128,500	5,507,510
Minerals Technologies, Inc.	53,400	3,963,882
		10,415,555
Containers and packaging - 1.9%
AptarGroup, Inc.	73,600	4,802,400
Myers Industries, Inc.	124,700	2,028,869
		6,831,269
Metals and mining - 2.0%
Carpenter Technology Corp.	49,800	2,510,916
Royal Gold, Inc.	25,400	1,617,472
Ryerson Holding Corp. (I)	44,100	475,839
Schnitzer Steel Industries, Inc., Class A	44,200	1,007,760
Stillwater Mining Company (I)	108,900	1,429,857
		7,041,844
Paper and forest products - 2.1%
Clearwater Paper Corp. (I)	48,700	3,226,862
Deltic Timber Corp.	38,700	2,409,075
Wausau Paper Corp.	198,800	1,978,060
		7,613,997
		31,902,665
Telecommunication services - 0.1%
Diversified telecommunication services - 0.1%
Premiere Global Services, Inc. (I)	46,760	493,318
Utilities - 4.4%
Electric utilities - 2.4%
Cleco Corp.	73,200	3,933,036
El Paso Electric Company	66,900	2,530,827
PNM Resources, Inc.	73,600	2,131,456
		8,595,319
Gas utilities - 0.8%
Southwest Gas Corp.	51,000	2,952,390
Multi-utilities - 1.2%
Black Hills Corp.	34,300	1,852,543
NorthWestern Corp.	45,300	2,411,319
		4,263,862
		15,811,571
TOTAL COMMON STOCKS (Cost $198,515,955)		$349,613,799

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Value ETF (L)	7,300	727,810
TOTAL EXCHANGE-TRADED FUNDS (Cost $690,416)		$727,810

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	1,018,673	10,193,353
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,186,732)		$10,193,353

SHORT-TERM INVESTMENTS - 2.3%
Money market funds - 2.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	430,580	430,580
T. Rowe Price Reserve Investment
Fund, 0.0593% (Y)	7,978,199	7,978,199
		8,408,779
TOTAL SHORT-TERM INVESTMENTS (Cost $8,408,779)		$8,408,779
Total Investments (Small Company Value Fund)
(Cost $217,801,882) - 102.8%		$368,943,741
Other assets and liabilities, net - (2.8%)		(10,204,156)
TOTAL NET ASSETS - 100.0%		$358,739,585

Spectrum Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.2%
U.S. Government - 9.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2024	$28,603,059	$28,785,426
0.375%, 07/15/2023	289,146	290,185
0.500%, 04/15/2015	582,126	578,533
0.625%, 01/15/2024 to 02/15/2043	6,517,107	6,615,283
1.250%, 07/15/2020	43,657	46,665
1.375%, 02/15/2044	556,614	621,407
1.625%, 01/15/2015	1,246,560	1,242,665
1.875%, 07/15/2015	1,682,615	1,705,488
3.375%, 04/15/2032	784,479	1,119,293
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,460,000	2,388,584
3.000%, 05/15/2042 to 11/15/2044	3,240,000	3,313,515
3.125%, 02/15/2043 to 08/15/2044	6,115,000	6,383,133
3.375%, 05/15/2044	1,620,000	1,772,635
3.500%, 02/15/2039	690,000	773,177
3.625%, 08/15/2043 to 02/15/2044	1,670,000	1,910,596
4.375%, 05/15/2041	1,525,000	1,975,828
4.500%, 08/15/2039	680,000	886,656
4.625%, 02/15/2040	25,000	33,236
5.375%, 02/15/2031	1,090,000	1,503,264
6.125%, 08/15/2029	380,000	551,059
7.625%, 02/15/2025	50,000	75,039
U.S. Treasury Notes
0.625%, 11/30/2017	3,715,000	3,684,816
0.750%, 01/15/2017 to 10/31/2017	1,365,000	1,369,309
0.875%, 11/30/2016	185,000	186,460
1.000%, 09/15/2017	255,000	256,454
1.250%, 10/31/2018	10,265,000	10,274,629
1.500%, 05/31/2019	6,145,000	6,172,843
1.750%, 05/15/2023	560,000	546,263
2.000%, 08/31/2021 to 02/15/2022	2,255,000	2,272,740
2.500%, 05/15/2024	330,000	339,977
2.625%, 08/15/2020	515,000	541,474
3.125%, 05/15/2019 to 05/15/2021	1,040,000	1,120,516
3.625%, 02/15/2020	530,000	585,609
3.750%, 11/15/2018	275,000	301,877
U.S. Treasury Strips 3.483%, 05/15/2021	540,000	475,883
		90,700,517

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 16.3%
Federal Home Loan Mortgage Corp.
0.875%, 10/14/2016		$1,360,000	$1,367,794
2.091%, 09/01/2035 (P)		21,862	23,138
2.136%, 06/01/2038 (P)		33,077	35,134
2.225%, 07/01/2035 (P)		18,844	20,216
2.226%, 07/01/2035 (P)		29,239	31,119
2.280%, 03/01/2036 (P)		11,644	12,492
2.285%, 09/01/2032 (P)		1,272	1,365
2.335%, 05/01/2037 (P)		24,041	25,791
2.348%, 01/01/2036 (P)		1,174	1,250
2.358%, 02/01/2037 (P)		40,833	43,558
2.419%, 02/01/2037 (P)		22,154	23,767
2.432%, 01/01/2037 (P)		7,500	8,025
2.478%, 11/01/2035 (P)		3,461	3,704
2.500%, 05/01/2028		660,929	675,696
2.761%, 02/01/2037 (P)		31,109	33,374
3.000%, 12/01/2042 to 06/01/2043		2,492,346	2,522,891
3.500%, 09/01/2042 to 11/01/2042		1,098,224	1,144,337
4.000%, 01/01/2025 to 12/01/2041		1,304,671	1,395,240
4.500%, 11/01/2018 to 04/01/2041		1,728,993	1,877,562
5.000%, 10/01/2018 to 04/01/2040		517,450	566,638
5.500%, 03/01/2018 to 12/01/2039		649,461	720,965
5.860%, 12/01/2036 (P)		10,202	11,012
5.945%, 10/01/2036 (P)		46,311	49,987
6.000%, 04/01/2017 to 12/01/2033		125,130	139,693
6.064%, 11/01/2036 (P)		20,832	22,486
6.500%, 05/01/2017 to 11/01/2033		33,252	37,432
7.000%, 02/01/2024 to 06/01/2032		107,250	125,361
7.500%, 05/01/2024 to 06/01/2024		1,221	1,408
Federal National Mortgage Association
1.737%, 10/01/2033 (P)		33,753	34,978
1.950%, 06/01/2037 (P)		36,596	38,380
1.987%, 12/01/2035 (P)		7,493	7,922
2.056%, 07/01/2035 (P)		25,629	27,330
2.068%, 07/01/2027 (P)		424	435
2.125%, 09/01/2037 (P)		20,970	22,488
2.138%, 09/01/2035 (P)		89,268	94,704
2.159%, 08/01/2037 (P)		40,855	43,653
2.174%, 12/01/2035 (P)		7,278	7,715
2.192%, 11/01/2035 (P)		64,598	69,178
2.205%, 08/01/2036 (P)		73,478	78,248
2.343%, 05/01/2038 (P)		19,282	20,686
2.493%, 01/01/2037 (P)		42,326	45,407
2.500%, 10/01/2027 to 03/01/2043		2,327,184	2,357,459
2.506%, 12/01/2035 (P)		2,878	3,082
2.520%, 12/01/2035 (P)		3,040	3,246
2.651%, 12/01/2036 (P)		80,961	86,856
3.000%, TBA (C)		5,400,000	5,554,277
3.000%, 01/01/2027 to 11/01/2043		7,135,488	7,272,450
3.500%, 01/01/2026 to 11/01/2044		3,130,022	3,277,263
4.000%, 03/01/2025 to 06/01/2042		6,017,623	6,442,985
4.500%, 05/01/2019 to 04/01/2042		5,953,300	6,458,393
5.000%, 05/01/2018 to 06/01/2040		4,589,113	5,081,128
5.500%, 05/01/2016 to 03/01/2040		3,190,199	3,572,969
5.547%, 01/01/2019 (P)		268	285
6.000%, 03/01/2021 to 04/01/2040		2,638,185	2,984,562
6.056%, 09/01/2036 (P)		5,073	5,476
6.500%, 11/01/2015 to 05/01/2040		675,374	779,672
7.000%, 12/01/2029 to 04/01/2037		10,955	12,680
7.125%, 01/15/2030		365,000	551,474
Government National
Mortgage Association
2.500%, 01/20/2043 to 06/20/2043		2,126,814	2,102,970
3.000%, TBA (C)		1,790,000	1,836,988
3.000%, 07/20/2042 to 09/20/2044		8,041,777	8,266,073
3.000%, 10/20/2044 to 11/20/2044 (P)		119,946	124,851
3.500%, TBA (C)		2,260,000	2,374,059
3.500%, 09/15/2041 to 09/20/2044		20,483,003	21,544,489
4.000%, TBA (C)		1,450,000	1,556,145
4.000%, 08/20/2039 to 04/20/2043		13,472,140	14,504,372
4.500%, TBA (C)		1,425,000	1,560,598
4.500%, 08/15/2039 to 03/20/2041		14,342,297	15,777,180
5.000%, 02/15/2018 to 09/20/2041		9,305,369	10,376,911
5.500%, 02/15/2029 to 10/20/2040		4,355,874	4,912,882
6.000%, 02/15/2016 to 06/20/2044		4,592,174	5,236,038
6.500%, 08/15/2016 to 05/15/2040		1,324,185	1,527,978
7.000%, 04/15/2017 to 12/15/2034		579,246	677,297
9.250%, 02/15/2017 to 12/15/2019		1,328	1,516
9.750%, 07/15/2017 to 02/15/2021		1,546	1,819
10.250%, 11/15/2020		1,436	1,711
			148,240,693
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $234,774,095)			$238,941,210

FOREIGN GOVERNMENT
OBLIGATIONS - 14.4%
Argentina - 0.3%
Republic of Argentina
2.260%, 12/31/2038 (H)	EUR	520,000	324,267
7.000%, 10/03/2015 to 04/17/2017		$1,157,000	1,088,024
8.280%, 12/31/2033 (H)		224,326	206,380
8.750%, 06/02/2017 to 05/07/2024		1,272,414	1,224,112
			2,842,783
Armenia - 0.0%
Republic of Armenia
6.000%, 09/30/2020 (S)		300,000	307,500
Australia - 0.2%
New South Wales Treasury Corp.
4.000%, 04/20/2023	AUD	678,000	605,165
6.000%, 03/01/2022		706,000	709,325
			1,314,490
Austria - 0.1%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	72,000	119,528
3.400%, 11/22/2022 (S)		39,000	59,177
3.900%, 07/15/2020 (S)		520,000	777,522
			956,227
Barbados - 0.0%
Government of Barbados
6.625%, 12/05/2035		$100,000	84,450
Belgium - 0.1%
Kingdom of Belgium
3.250%, 09/28/2016 (S)	EUR	148,000	194,879
4.000%, 03/28/2018 (S)		293,000	411,973
4.000%, 03/28/2022		111,000	172,313
4.250%, 09/28/2021 (S)		65,000	101,451
5.000%, 03/28/2035 (S)		174,000	335,726
			1,216,342

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	$199,600
4.854%, 02/06/2024 (S)		685,000	711,544
5.603%, 07/20/2020 (S)		200,000	223,750
			1,134,894
Brazil - 1.5%
Federative Republic of Brazil
2.625%, 01/05/2023		490,000	452,515
2.875%, 04/01/2021	EUR	100,000	129,132
4.250%, 01/07/2025		$360,000	364,500
5.625%, 01/07/2041		1,710,000	1,863,900
6.000%, 05/15/2017 to 08/15/2050	BRL	4,956,000	4,964,397
10.000%, 01/01/2017 to 01/01/2023		14,633,000	5,639,423
			13,413,867
Canada - 0.3%
Government of Canada
2.750%, 06/01/2022	CAD	45,000	42,379
3.500%, 06/01/2020		401,000	388,853
Province of British Columbia
3.700%, 12/18/2020		816,000	784,266
Province of Manitoba
1.300%, 04/03/2017		$380,000	384,310
3.050%, 05/14/2024		60,000	62,132
Province of Ontario
1.200%, 02/14/2018		125,000	124,579
2.500%, 09/10/2021		560,000	566,023
2.850%, 06/02/2023	CAD	470,000	420,176
3.500%, 06/02/2043		99,000	88,529
Province of Quebec
5.000%, 12/01/2038		200,000	219,190
			3,080,437
Chile - 0.0%
Republic of Chile
6.000%, 03/01/2023	CLP	70,000,000	130,646
China - 0.1%
Republic of China
1.940%, 08/18/2018	CNY	7,000,000	1,097,548
3.100%, 06/29/2022		1,000,000	160,838
			1,258,386
Colombia - 0.3%
Republic of Colombia
2.625%, 03/15/2023		$255,000	239,828
6.000%, 04/28/2028	COP	402,700,000	165,173
6.125%, 01/18/2041		$675,000	810,000
10.000%, 07/24/2024	COP	1,356,100,000	757,668
Republic of Columbia
7.000%, 05/04/2022		541,800,000	252,963
			2,225,632
Congo - 0.0%
Republic of Congo
3.500%, 06/30/2029		$58,045	53,111
Croatia - 0.0%
Republic of Croatia
6.000%, 01/26/2024 (S)		200,000	217,000
Czech Republic - 0.1%
Czech Republic
3.625%, 04/14/2021	EUR	356,000	522,349
3.875%, 05/24/2022		180,000	271,405
			793,754
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	1,906,000	376,205
7.000%, 11/10/2024		364,000	98,157
			474,362
Dominican Republic - 0.0%
Government of Dominican Republic
6.600%, 01/28/2024 (S)		$100,000	109,500
El Salvador - 0.0%
Republic of El Salvador
6.375%, 01/18/2027		43,000	44,183
6.375%, 01/18/2027 (S)		90,000	92,475
			136,658
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	296,073
France - 0.4%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		302,000	427,314
Government of France
1.000%, 07/25/2017		1,001,000	1,276,682
2.250%, 05/25/2024		117,000	163,515
3.750%, 04/25/2021		957,000	1,440,423
4.000%, 10/25/2038		395,000	689,025
5.750%, 10/25/2032		23,000	46,877
			4,043,836
Gabon - 0.0%
Republic of Gabon
6.375%, 12/12/2024		$200,000	206,324
Germany - 0.2%
Federal Republic of Germany
1.500%, 02/15/2023 to 05/15/2024	EUR	249,000	333,790
2.500%, 07/04/2044		1,044,000	1,583,628
			1,917,418
Ghana - 0.0%
Republic of Ghana
8.125%, 01/18/2026 (S)		$200,000	198,040
Greece - 0.1%
Republic of Greece
2.000%, 02/24/2027	EUR	855,000	648,719
4.750%, 04/17/2019 (S)		190,000	215,243
			863,962
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	32,095
Hungary - 0.2%
Republic of Hungary
5.375%, 02/21/2023 to 03/25/2024		160,000	174,760
5.750%, 11/22/2023		90,000	100,531
6.500%, 06/24/2019	HUF	93,400,000	438,789
7.000%, 06/24/2022		70,020,000	352,810

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Hungary (continued)
Republic of Hungary (continued)
7.625%, 03/29/2041		$600,000	$807,000
			1,873,890
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016 (S)		700,000	732,319
4.875%, 06/16/2016		125,000	130,771
5.875%, 05/11/2022 (S)		165,000	185,962
5.875%, 05/11/2022		442,000	498,153
			1,547,205
Indonesia - 1.0%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		1,020,000	976,650
Republic of Indonesia
2.875%, 07/08/2021 (S)	EUR	130,000	166,700
3.750%, 04/25/2022 (S)		$1,075,000	1,082,525
4.625%, 04/15/2043		820,000	773,875
4.875%, 05/05/2021		1,000,000	1,075,000
4.875%, 05/05/2021 (S)		420,000	451,500
5.250%, 01/17/2042		300,000	309,000
5.625%, 05/15/2023	IDR	3,015,000,000	215,304
6.125%, 05/15/2028		9,741,000,000	677,257
7.000%, 05/15/2022 to 05/15/2027		9,083,000,000	705,477
7.750%, 01/17/2038		$450,000	601,875
7.875%, 04/15/2019	IDR	2,180,000,000	180,238
8.250%, 07/15/2021 to 06/15/2032		6,457,000,000	535,249
8.375%, 03/15/2024		10,715,000,000	917,500
8.500%, 10/15/2016		1,600,000,000	133,530
10.000%, 09/15/2024		5,040,000,000	470,900
			9,272,580
Ireland - 0.1%
Republic of Ireland
2.400%, 05/15/2030	EUR	72,000	93,302
4.500%, 10/18/2018 to 04/18/2020		382,000	569,519
5.400%, 03/13/2025		125,000	211,638
			874,459
Israel - 0.1%
Government of Israel
4.250%, 03/31/2023	ILS	1,714,000	529,917
Italy - 0.7%
Republic of Italy
3.500%, 12/01/2018	EUR	746,000	1,023,705
3.750%, 03/01/2021		363,000	517,802
4.250%, 09/01/2019 to 03/01/2020		431,000	618,269
4.500%, 08/01/2018 to 05/01/2023		1,600,000	2,273,652
4.750%, 09/01/2044 (S)		488,000	753,001
5.500%, 09/01/2022		553,000	877,688
5.750%, 02/01/2033		40,000	69,417
			6,133,534
Ivory Coast - 0.1%
Republic of Ivory Coast
5.750%, 12/31/2032		$585,000	567,567
Jamaica - 0.1%
Government of Jamaica
7.625%, 07/09/2025		440,000	470,800
8.000%, 06/24/2019		220,000	237,325
8.500%, 11/16/2021		66,666	70,038
10.625%, 06/20/2017		105,000	120,488
			898,651
Japan - 0.9%
Government of Japan
0.100%, 09/10/2023 to 03/10/2024	JPY	359,641,500	3,286,513
0.400%, 03/20/2018		127,650,000	1,088,206
1.400%, 09/20/2034		174,900,000	1,523,838
1.500%, 06/20/2034		21,650,000	192,312
1.700%, 06/20/2032 to 09/20/2044		107,550,000	973,547
2.200%, 09/20/2039		56,200,000	558,086
Government of Japan, CPI Linked Bond
0.100%, 09/10/2024		43,443,400	399,413
			8,021,915
Kazakhstan - 0.0%
Republic of Kazakhstan
4.875%, 10/14/2044 (S)		$200,000	189,000
Latvia - 0.0%
Republic of Latvia
2.875%, 04/30/2024	EUR	135,000	185,559
Lithuania - 0.1%
Republic of Lithuania
4.850%, 02/07/2018		457,000	645,773
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	753,000	216,645
3.889%, 07/31/2020		949,000	282,228
4.160%, 07/15/2021		189,000	57,158
4.232%, 06/30/2031		1,190,000	351,440
4.240%, 02/07/2018		2,050,000	616,038
4.498%, 04/15/2030		471,000	144,487
			1,667,996
Mexico - 1.4%
Government of Mexico
2.000%, 06/09/2022	MXN	3,135,274	221,465
2.500%, 12/10/2020		4,925,363	363,985
3.625%, 04/09/2029	EUR	100,000	138,023
4.000%, 06/13/2019 to 11/15/2040	MXN	5,234,180	413,846
4.000%, 10/02/2023		$220,000	231,275
4.750%, 03/08/2044		1,070,000	1,103,973
5.750%, 10/12/2110		100,000	106,700
6.050%, 01/11/2040		324,000	395,361
6.500%, 06/10/2021 to 06/09/2022	MXN	24,351,000	1,850,128
7.500%, 06/03/2027		7,522,000	604,639
7.750%, 11/13/2042		49,290,000	3,999,786
8.000%, 06/11/2020		10,294,000	840,036
8.500%, 12/13/2018 to 11/18/2038		8,988,000	775,862
9.500%, 12/18/2014		14,930,000	1,075,696
10.000%, 11/20/2036		1,329,000	132,341
			12,253,116
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	188,000
5.125%, 12/05/2022		200,000	178,500
			366,500
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		600,000	615,000

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	581,000	$1,108,337
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	199,333
Pakistan - 0.1%
Islamic Republic of Pakistan
6.750%, 12/03/2019 (S)		$350,000	350,000
7.250%, 04/15/2019 (S)		200,000	206,750
			556,750
Paraguay - 0.0%
Republic of Paraguay, Bond
6.100%, 08/11/2044 (S)		200,000	213,000
Peru - 0.0%
Republic of Peru
5.625%, 11/18/2050		190,000	222,300
Philippines - 0.1%
Republic of Philippines
4.200%, 01/21/2024		200,000	217,500
6.375%, 10/23/2034		440,000	586,850
			804,350
Poland - 0.2%
Republic of Poland
2.500%, 07/25/2018	PLN	877,000	266,033
3.250%, 07/25/2019		1,111,000	348,736
3.750%, 01/19/2023	EUR	224,000	334,964
4.000%, 10/25/2023	PLN	1,326,000	448,850
5.750%, 04/25/2029		335,000	137,110
			1,535,693
Romania - 0.3%
Government of Romania
4.375%, 08/22/2023 (S)		$378,000	397,373
4.625%, 09/18/2020	EUR	410,000	586,032
4.875%, 11/07/2019		384,000	550,206
5.250%, 06/17/2016		255,000	339,868
5.850%, 04/26/2023	RON	1,370,000	446,566
5.900%, 07/26/2017		1,360,000	416,365
6.750%, 02/07/2022		$120,000	144,342
			2,880,752
Russia - 0.6%
Government of Russia
4.500%, 04/04/2022		600,000	569,370
7.500%, 03/15/2018 to 02/27/2019	RUB	12,027,000	219,455
7.500%, 03/31/2030		$3,817,340	4,179,987
7.600%, 07/20/2022	RUB	14,016,000	240,636
8.150%, 02/03/2027		9,296,000	159,413
			5,368,861
Serbia - 0.4%
Republic of Serbia
4.875%, 02/25/2020		$1,400,000	1,432,976
5.250%, 11/21/2017		460,000	479,780
6.750%, 11/01/2024		267,769	271,997
7.250%, 09/28/2021		900,000	1,031,517
			3,216,270
Singapore - 0.1%
Republic of Singapore
3.000%, 09/01/2024	SGD	655,000	537,973
3.125%, 09/01/2022		276,000	229,385
			767,358
Slovenia - 0.2%
Republic of Slovenia
3.000%, 04/08/2021	EUR	70,000	94,870
4.125%, 02/18/2019 (S)		$400,000	422,000
4.125%, 01/26/2020	EUR	65,000	92,503
4.750%, 05/10/2018		$302,000	324,339
5.125%, 03/30/2026	EUR	97,000	153,784
5.850%, 05/10/2023		$844,000	959,957
			2,047,453
South Africa - 0.7%
Republic of South Africa
4.665%, 01/17/2024		850,000	894,625
5.500%, 03/09/2020		110,000	121,083
5.875%, 09/16/2025		1,200,000	1,371,000
6.500%, 02/28/2041	ZAR	8,156,000	589,727
6.750%, 03/31/2021		3,615,000	320,481
6.875%, 05/27/2019		$125,000	143,994
7.000%, 02/28/2031	ZAR	4,509,000	367,576
7.750%, 02/28/2023		18,261,000	1,688,954
8.000%, 12/21/2018		8,259,000	779,391
10.500%, 12/21/2026		1,470,000	161,763
			6,438,594
South Korea - 0.2%
Republic of Korea
2.750%, 09/10/2019	KRW	440,390,000	406,895
3.000%, 09/10/2024		1,145,530,000	1,069,953
			1,476,848
Spain - 0.2%
Instituto de Credito Oficial
6.000%, 03/08/2021	EUR	109,000	173,473
Kingdom of Spain
3.800%, 01/31/2017		100,000	133,243
4.100%, 07/30/2018		96,000	133,856
4.250%, 10/31/2016		96,000	128,016
4.500%, 01/31/2018		152,000	211,600
5.150%, 10/31/2044 (S)		139,000	232,168
5.500%, 07/30/2017		389,000	546,187
5.750%, 07/30/2032		54,000	95,392
5.850%, 01/31/2022		51,000	82,776
			1,736,711
Sri Lanka - 0.1%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	311,250
6.000%, 01/14/2019 (S)		200,000	212,250
6.250%, 07/27/2021		350,000	373,625
			897,125
Sweden - 0.1%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	115,000	16,214
3.500%, 06/01/2022		1,730,000	279,394
3.750%, 08/12/2017		3,590,000	529,732
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	465,641
			1,290,981

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.328%, 03/09/2020 (P)		$300,000	$318,000
Thailand - 0.1%
Kingdom of Thailand
2.800%, 10/10/2017	THB	5,800,000	179,336
3.450%, 03/08/2019		680,000	21,550
3.650%, 12/17/2021		9,085,000	293,892
3.775%, 06/25/2032		2,836,000	88,615
4.750%, 12/20/2024		11,237,000	391,112
			974,505
Turkey - 0.9%
Hazine Mustesarligi Varlik Kiralama AS
4.489%, 11/25/2024 (S)		$205,000	205,256
4.557%, 10/10/2018 (S)		475,000	501,719
Republic of Turkey
2.000%, 10/26/2022	TRY	473,308	222,016
3.000%, 01/06/2021 to 08/02/2023		447,550	223,190
3.250%, 03/23/2023		$300,000	284,970
4.875%, 04/16/2043		800,000	804,800
5.125%, 03/25/2022		800,000	863,600
5.625%, 03/30/2021		150,000	166,500
6.000%, 01/14/2041		715,000	820,963
6.250%, 09/26/2022		600,000	693,810
6.750%, 05/30/2040		250,000	312,188
6.875%, 03/17/2036		360,000	451,350
7.000%, 06/05/2020		1,153,000	1,358,003
7.100%, 03/08/2023	TRY	1,383,000	597,677
7.500%, 11/07/2019		$200,000	238,100
8.300%, 10/07/2015	TRY	34,000	15,413
8.500%, 09/14/2022		498,000	234,047
10.500%, 01/15/2020		718,000	363,945
			8,357,547
Ukraine - 0.2%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	316,080
6.580%, 11/21/2016		1,475,000	1,147,108
			1,463,188
United Kingdom - 0.4%
Government of United Kingdom
2.250%, 09/07/2023	GBP	56,000	90,521
2.750%, 09/07/2024		72,000	120,652
4.250%, 09/07/2039 to 12/07/2046		582,000	1,192,899
4.500%, 12/07/2042		979,000	2,094,710
			3,498,782
Venezuela - 0.3%
Republic of Venezuela
7.650%, 04/21/2025		$743,000	378,930
8.250%, 10/13/2024		700,000	366,100
9.250%, 05/07/2028		635,100	340,414
11.950%, 08/05/2031		1,315,300	799,702
12.750%, 08/23/2022		500,000	339,500
			2,224,646
Vietnam - 0.0%
Socialist Republic of Vietnam
4.800%, 11/19/2024 (S)		200,000	204,000
Zambia - 0.0%
Republic of Zambia
8.500%, 04/14/2024 (S)		200,000	225,500
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $133,642,071)			$130,977,333

CORPORATE BONDS - 34.0%
Consumer discretionary - 5.8%
21st Century Fox America, Inc.
4.750%, 09/15/2044 (S)		495,000	527,593
5.300%, 12/15/2014		210,000	210,346
6.400%, 12/15/2035		205,000	264,875
8.250%, 08/10/2018		145,000	177,785
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		300,000	270,750
99 Cents Only Stores
11.000%, 12/15/2019		300,000	324,000
Academy, Ltd.
9.250%, 08/01/2019 (S)		125,000	133,438
Affinia Group, Inc.
7.750%, 05/01/2021		75,000	77,063
Altice SA
7.250%, 05/15/2022 (S)	EUR	100,000	129,319
7.750%, 05/15/2022 (S)		$450,000	465,188
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	222,188
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	101,500
6.250%, 03/15/2021		200,000	211,500
6.625%, 10/15/2022		225,000	242,438
Arcelik AS
5.000%, 04/03/2023		300,000	289,125
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020	GBP	100,000	171,820
9.500%, 03/31/2020 (S)		475,000	816,145
AutoZone, Inc.
1.300%, 01/13/2017		$140,000	139,997
5.750%, 01/15/2015		35,000	35,213
Boyd Gaming Corp.
9.000%, 07/01/2020		75,000	79,688
Brinker International, Inc.
2.600%, 05/15/2018		75,000	75,567
Carnival Corp.
1.200%, 02/05/2016		90,000	90,049
CCO Holdings LLC
5.250%, 03/15/2021 to 09/30/2022		125,000	125,219
5.750%, 09/01/2023		200,000	201,125
CCOH Safari LLC
5.500%, 12/01/2022		250,000	252,813
Cedar Fair LP
5.250%, 03/15/2021		300,000	301,500
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		700,000	675,500
6.375%, 09/15/2020 (S)		250,000	259,375
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		350,000	305,375
Chrysler Group LLC
8.250%, 06/15/2021		1,425,000	1,588,875
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	375,000	483,826
8.750%, 05/15/2018		90,000	116,118
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		$675,000	703,688

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Comcast Corp.
3.125%, 07/15/2022		$165,000	$168,962
6.400%, 03/01/2040		30,000	39,700
6.950%, 08/15/2037		670,000	928,103
Cox Communications, Inc.
5.450%, 12/15/2014		46,000	46,071
Daimler Finance North America LLC
1.125%, 03/10/2017 (S)		355,000	354,481
Dana Holding Corp.
5.375%, 09/15/2021		400,000	416,000
DBP Holding Corp.
7.750%, 10/15/2020 (S)		175,000	156,625
Delphi Corp.
4.150%, 03/15/2024		120,000	124,742
5.000%, 02/15/2023		50,000	53,625
6.125%, 05/15/2021		271,000	294,713
Dex Media, Inc., PIK
14.000%, 01/29/2017		386,082	193,041
DIRECTV Holdings LLC
1.750%, 01/15/2018		145,000	144,761
2.400%, 03/15/2017		340,000	347,914
DISH DBS Corp.
5.125%, 05/01/2020		350,000	354,156
6.750%, 06/01/2021		125,000	135,781
Dollar General Corp.
4.125%, 07/15/2017		240,000	249,623
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		350,000	358,750
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		300,000	312,750
Expedia, Inc.
4.500%, 08/15/2024		140,000	142,497
Ferrellgas LP
6.750%, 01/15/2022		300,000	298,500
Ford Motor Company
4.750%, 01/15/2043		245,000	253,914
Ford Motor Credit Company LLC
1.684%, 09/08/2017		245,000	244,328
3.000%, 06/12/2017		250,000	257,868
5.750%, 02/01/2021		200,000	230,080
Gannett Company, Inc.
5.125%, 10/15/2019		200,000	207,750
6.375%, 10/15/2023		150,000	161,438
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		205,000	210,125
General Motors Company
3.500%, 10/02/2018		160,000	164,000
4.000%, 04/01/2025		380,000	380,357
5.000%, 04/01/2035		390,000	394,193
5.200%, 04/01/2045		295,000	303,231
6.250%, 10/02/2043		75,000	87,188
General Motors Financial Company, Inc.
3.500%, 07/10/2019		200,000	204,437
4.750%, 08/15/2017		190,000	201,115
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	325,000
GKN Holdings PLC
5.375%, 09/19/2022	GBP	100,000	178,551
6.750%, 10/28/2019		13,000	24,140
GLP Capital LP
4.375%, 11/01/2018		$325,000	333,125
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		550,000	607,750
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	185,396
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		$175,000	172,813
Hyundai Capital America
1.450%, 02/06/2017 (S)		85,000	84,852
1.625%, 10/02/2015 (S)		150,000	150,956
1.875%, 08/09/2016 (S)		100,000	101,216
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	208,145
4.375%, 07/27/2016 (S)		255,000	267,657
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	201,500
iHeartCommunications, Inc.
9.000%, 12/15/2019		450,000	442,125
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	84,665
INVISTA Finance LLC
4.250%, 10/15/2019 (S)		$370,000	369,075
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		225,000	229,500
JC Penney Corp., Inc.
8.125%, 10/01/2019		575,000	536,188
KB Home
7.000%, 12/15/2021		400,000	427,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	31,283
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	235,125
Laureate Education, Inc.
9.750%, 09/01/2019 (S)		650,000	674,375
Levi Strauss & Company
6.875%, 05/01/2022		275,000	299,063
LGE HoldCo VI BV
7.125%, 05/15/2024 (S)	EUR	325,000	445,544
Magnolia BC SA
9.000%, 08/01/2020 (S)		175,000	208,900
Marks & Spencer PLC
4.750%, 06/12/2025	GBP	100,000	169,391
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$550,000	567,875
MGM Resorts International
6.625%, 12/15/2021		125,000	133,438
6.750%, 10/01/2020		625,000	673,438
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)		200,000	202,000
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	455,474
6.125%, 01/15/2016		150,000	157,732
MPG Holdco I, Inc.
7.375%, 10/15/2022 (S)		325,000	335,563
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	211,132
National CineMedia LLC
6.000%, 04/15/2022		750,000	751,875
NBCUniversal Enterprise, Inc.
0.916%, 04/15/2018 (P) (S)		115,000	116,055
NBCUniversal Media LLC
2.875%, 01/15/2023		225,000	224,670
4.450%, 01/15/2043		135,000	141,913

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		$250,000	$251,875
Netflix, Inc.
5.375%, 02/01/2021		125,000	130,625
5.750%, 03/01/2024 (S)		125,000	129,688
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		325,000	341,283
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		300,000	307,500
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,291
2.050%, 12/01/2017		155,000	155,445
Next PLC
5.875%, 10/12/2016	GBP	50,000	84,445
Nexteer Automotive Group, Ltd.
5.875%, 11/15/2021 (S)		$200,000	203,500
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		230,000	232,608
Numericable Group SA
6.250%, 05/15/2024 (S)		500,000	509,375
NVR, Inc.
3.950%, 09/15/2022		180,000	185,908
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	25,937
3.850%, 06/15/2023		85,000	88,608
4.875%, 01/14/2021		350,000	386,409
Omnicom Group, Inc.
3.650%, 11/01/2024		125,000	125,783
5.900%, 04/15/2016		260,000	276,831
Outerwall, Inc.
6.000%, 03/15/2019		550,000	541,750
PC Nextco Holdings LLC
8.750%, 08/15/2019		375,000	380,625
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	261,875
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	285,313
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)		375,000	377,813
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		400,000	423,000
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		157,000	166,420
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	309,750
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	425,000	619,363
ProSiebenSat.1 Media AG
2.625%, 04/15/2021		100,000	129,098
Quiksilver, Inc.
10.000%, 08/01/2020		$325,000	186,875
QVC, Inc.
3.125%, 04/01/2019		350,000	352,036
4.375%, 03/15/2023		545,000	543,927
Regal Entertainment Group
5.750%, 03/15/2022		350,000	333,375
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	209,524
SACI Falabella
4.375%, 01/27/2025 (S)		200,000	197,726
Schaeffler Holding Finance BV, PIK
6.250%, 11/15/2019 (S)		200,000	209,250
6.875%, 08/15/2018 (S)		275,000	287,719
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		225,000	226,406
SES Global Americas Holdings GP
2.500%, 03/25/2019 (S)		110,000	110,401
SES SA
3.600%, 04/04/2023 (S)		185,000	190,598
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	386,250
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		660,000	693,000
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	401,000
Sky PLC
3.750%, 09/16/2024 (S)		275,000	279,667
9.500%, 11/15/2018 (S)		130,000	164,977
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	170,625
7.000%, 07/15/2022		225,000	242,438
Springs Industries, Inc.
6.250%, 06/01/2021		150,000	146,625
Starz LLC
5.000%, 09/15/2019		275,000	283,938
Station Casinos LLC
7.500%, 03/01/2021		50,000	52,750
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	267,500
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	185,938
8.750%, 08/15/2020		125,000	146,875
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		260,000	261,399
3.750%, 02/15/2023		65,000	64,894
4.000%, 03/15/2022		125,000	127,989
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		175,000	179,813
Thomson Reuters Corp.
0.875%, 05/23/2016		195,000	194,781
1.300%, 02/23/2017		120,000	120,023
3.850%, 09/29/2024		200,000	202,891
Time Warner Cable, Inc.
8.250%, 04/01/2019		340,000	420,804
Time, Inc.
5.750%, 04/15/2022 (S)		300,000	288,000
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	213,388
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		200,000	216,000
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	172,367
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (S)		350,000	366,188
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		975,000	1,021,313
6.750%, 09/15/2022 (S)		665,000	731,500
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,573
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,130
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		200,000	209,500
7.000%, 04/15/2023 (S)	GBP	375,000	632,610
The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Volkswagen Group of America
Finance LLC
1.250%, 05/23/2017 (S)		$200,000	$200,044
Volkswagen International Finance NV
(4.625% to 03/24/2026, then 12 Year
Euro Swap Rate + 2.967%)
03/24/2026 (Q)	EUR	96,000	129,254
VTR Finance BV
6.875%, 01/15/2024 (S)		$825,000	868,313
Walgreens Boots Alliance, Inc.
1.750%, 11/17/2017		35,000	35,283
2.700%, 11/18/2019		220,000	222,715
Whirlpool Corp.
1.350%, 03/01/2017		60,000	60,070
1.650%, 11/01/2017		75,000	75,147
WideOpenWest Finance LLC
10.250%, 07/15/2019		525,000	569,625
13.375%, 10/15/2019		550,000	614,625
William Lyon Homes, Inc.
7.000%, 08/15/2022 (S)		325,000	334,750
8.500%, 11/15/2020		450,000	490,500
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		383,000	391,618
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	130,625
WPP Finance 2010
3.625%, 09/07/2022		275,000	280,634
3.750%, 09/19/2024		315,000	318,397
4.750%, 11/21/2021		175,000	192,934
WPP PLC
6.000%, 04/04/2017	GBP	50,000	85,961
			53,209,516
Consumer staples - 1.4%
Altria Group, Inc.
2.625%, 01/14/2020		$90,000	90,610
4.750%, 05/05/2021		800,000	887,980
9.250%, 08/06/2019		175,000	226,622
Anadolu Efes Biracilik Ve Malt Sanayii
AS
3.375%, 11/01/2022		400,000	368,500
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	43,727
Aramark Services, Inc.
5.750%, 03/15/2020		$200,000	206,500
Avon Products, Inc.
2.375%, 03/15/2016		80,000	79,600
4.600%, 03/15/2020		395,000	369,921
5.000%, 03/15/2023		515,000	473,800
BI-LO LLC
9.250%, 02/15/2019 (S)		275,000	253,000
Big Heart Pet Brands
7.625%, 02/15/2019		250,000	244,844
Brakes Capital
7.125%, 12/15/2018 (S)	GBP	175,000	270,616
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		$295,000	306,217
4.100%, 03/15/2016		115,000	119,213
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	86,504
Ceridian Corp.
8.875%, 07/15/2019 (S)		$200,000	222,000
ConAgra Foods, Inc.
4.950%, 08/15/2020		160,000	177,305
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		150,000	168,000
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		400,000	380,000
Darling Ingredients, Inc.
5.375%, 01/15/2022		100,000	101,000
Delhaize Group SA
6.500%, 06/15/2017		135,000	150,605
Harbinger Group, Inc.
7.750%, 01/15/2022		225,000	228,938
7.875%, 07/15/2019		475,000	511,813
Heineken NV
7.250%, 03/10/2015	GBP	40,000	63,512
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	315,118
3.500%, 02/11/2023 (S)		570,000	563,092
6.250%, 12/04/2018	GBP	40,000	71,893
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	217,000
JBS USA LLC
5.875%, 07/15/2024 (S)		250,000	253,125
Marfrig Holding Europe BV
8.375%, 05/09/2018		200,000	208,000
MHP SA
8.250%, 04/02/2020 (S)		460,000	365,792
Minerva Luxembourg SA
7.750%, 01/31/2023		200,000	206,540
12.250%, 02/10/2022 (S)		200,000	230,200
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	92,631
Mriya Agro Holding PLC
9.450%, 04/19/2018 (H) (S)		$300,000	42,000
9.450%, 04/19/2018 (H)		200,000	28,000
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		175,000	164,938
6.750%, 12/01/2021 (S)		75,000	73,688
7.375%, 02/15/2022		250,000	252,500
Premier Foods Finance PLC
6.500%, 03/15/2021 (S)	GBP	100,000	139,287
6.500%, 03/15/2021		100,000	139,287
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	139,924
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,102
3.250%, 11/01/2022		185,000	181,852
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	128,594
7.125%, 04/15/2019		100,000	103,563
9.875%, 08/15/2019		250,000	269,375
Rite Aid Corp.
6.750%, 06/15/2021		210,000	219,975
7.700%, 02/15/2027		425,000	469,625
Spectrum Brands, Inc.
6.375%, 11/15/2020		125,000	132,188
6.625%, 11/15/2022		125,000	133,125
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	87,671
The Pantry, Inc.
8.375%, 08/01/2020		$225,000	237,375
Tyson Foods, Inc.
3.950%, 08/15/2024		135,000	139,490
4.500%, 06/15/2022		225,000	244,289

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	$126,389
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)		$220,000	222,819
Yasar Holdings AS
8.875%, 05/06/2020 (S)		200,000	207,000
Yasar Holdings SA
9.625%, 10/07/2015		400,000	405,576
			12,892,850
Energy - 6.1%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)		325,000	256,750
American Energy-Permian Basin LLC
6.372%, 08/01/2019 (P) (S)		425,000	348,500
7.125%, 11/01/2020 (S)		75,000	60,750
7.375%, 11/01/2021 (S)		25,000	20,188
Anadarko Petroleum Corp.
6.375%, 09/15/2017		330,000	370,788
Antero Resources Finance Corp.
5.375%, 11/01/2021		425,000	419,688
Athlon Holdings LP
7.375%, 04/15/2021		219,000	250,481
Atlas Pipeline Partners LP
5.875%, 08/01/2023		500,000	515,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	184,000
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	314,841
Bill Barrett Corp.
7.000%, 10/15/2022		125,000	111,250
7.625%, 10/01/2019		450,000	430,875
Boardwalk Pipelines LP
4.950%, 12/15/2024		115,000	117,209
Bonanza Creek Energy, Inc.
5.750%, 02/01/2023		450,000	396,000
Cameron International Corp.
1.150%, 12/15/2016		35,000	34,858
1.400%, 06/15/2017		125,000	123,948
Canadian Natural Resources, Ltd.
5.700%, 05/15/2017		75,000	82,662
Canbriam Energy, Inc.
9.750%, 11/15/2019 (S)		150,000	145,500
CGG SA
6.500%, 06/01/2021		200,000	178,000
6.875%, 01/15/2022		475,000	422,750
Chesapeake Energy Corp.
5.375%, 06/15/2021		200,000	205,500
Cimarex Energy Company
4.375%, 06/01/2024		250,000	246,875
CNOOC Curtis Funding No. 1 Pty, Ltd.
2.750%, 10/03/2020	EUR	100,000	134,937
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017		$200,000	200,039
Concho Resources, Inc.
5.500%, 04/01/2023		400,000	394,000
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)		775,000	773,063
8.250%, 04/01/2020		50,000	52,625
Consolidated Energy Finance SA
6.750%, 10/15/2019 (S)		280,000	280,700
Continental Resources, Inc.
5.000%, 09/15/2022		485,000	499,535
7.125%, 04/01/2021		215,000	236,500
CSI Compressco LP
7.250%, 08/15/2022 (S)		200,000	182,000
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	155,603
DCP Midstream Operating LP
2.500%, 12/01/2017		285,000	291,266
2.700%, 04/01/2019		25,000	24,944
3.875%, 03/15/2023		210,000	207,094
5.600%, 04/01/2044		30,000	32,053
Delek & Avner Tamar Bond, Ltd.
2.803%, 12/30/2016 (S)		70,000	70,122
Denbury Resources, Inc.
5.500%, 05/01/2022		400,000	375,000
Ecopetrol SA
4.125%, 01/16/2025		265,000	258,375
4.250%, 09/18/2018		215,000	227,900
5.875%, 05/28/2045		90,000	89,100
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	115,454
5.875%, 12/15/2016		175,000	190,855
Energy Transfer Partners LP
3.600%, 02/01/2023		65,000	63,589
5.200%, 02/01/2022		550,000	601,560
5.950%, 02/01/2015		215,000	216,683
6.700%, 07/01/2018		85,000	97,394
EnLink Midstream Partners LP
2.700%, 04/01/2019		35,000	35,301
4.400%, 04/01/2024		260,000	271,824
Ensco PLC
3.250%, 03/15/2016		345,000	354,633
Enterprise Products Operating LLC
2.550%, 10/15/2019		65,000	65,160
5.950%, 02/01/2041		445,000	537,381
7.550%, 04/15/2038		140,000	190,792
EQT Corp.
4.875%, 11/15/2021		325,000	352,977
EQT Midstream Partners LP
4.000%, 08/01/2024		395,000	393,018
Exterran Partners LP
6.000%, 04/01/2021		100,000	90,000
6.000%, 10/01/2022 (S)		400,000	356,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)		450,000	466,875
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019		45,000	49,050
6.500%, 11/15/2020		179,000	194,663
Jupiter Resources, Inc.
8.500%, 10/01/2022 (S)		325,000	281,125
KazMunayGas National Company JSC
4.400%, 04/30/2023		200,000	193,500
5.750%, 04/30/2043		700,000	654,500
9.125%, 07/02/2018		450,000	524,250
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	97,662
Kinder Morgan, Inc.
2.000%, 12/01/2017		35,000	35,095
Laredo Petroleum, Inc.
7.375%, 05/01/2022		550,000	555,500
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	275,193
MarkWest Energy Partners LP
4.500%, 07/15/2023		875,000	853,125

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
McDermott International, Inc.
8.000%, 05/01/2021 (S)		$175,000	$148,750
Memorial Production Partners LP
6.875%, 08/01/2022 (S)		275,000	233,750
Memorial Resource Development Corp.
5.875%, 07/01/2022 (S)		350,000	332,500
Murphy Oil Corp.
2.500%, 12/01/2017		380,000	384,988
4.000%, 06/01/2022		640,000	625,692
Murray Energy Corp.
8.625%, 06/15/2021 (S)		275,000	278,438
9.500%, 12/05/2020 (S)		200,000	211,000
Nabors Industries, Inc.
2.350%, 09/15/2016		95,000	96,032
4.625%, 09/15/2021		90,000	93,131
Newfield Exploration Company
5.750%, 01/30/2022		350,000	375,375
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (S)		750,000	585,000
Noble Energy, Inc.
4.150%, 12/15/2021		450,000	474,617
5.050%, 11/15/2044		190,000	191,590
6.000%, 03/01/2041		285,000	325,475
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,309
3.450%, 08/01/2015		85,000	86,447
NuStar Logistics LP
4.800%, 09/01/2020		40,000	39,600
6.750%, 02/01/2021		275,000	297,889
ONEOK Partners LP
3.200%, 09/15/2018		40,000	41,311
3.250%, 02/01/2016		260,000	266,557
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	134,395
3.500%, 10/09/2018 (S)		$770,000	793,482
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)		100,000	92,250
5.125%, 03/28/2023		100,000	92,250
5.625%, 01/19/2025 (S)		250,000	230,625
Parker Drilling Company
6.750%, 07/15/2022		300,000	234,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)		575,000	561,344
PDC Energy, Inc.
7.750%, 10/15/2022		925,000	930,781
Penn Virginia Corp.
7.250%, 04/15/2019		450,000	407,250
8.500%, 05/01/2020		450,000	419,625
Penn Virginia Resource Partners LP
8.375%, 06/01/2020		195,000	211,575
Pertamina Persero PT
5.625%, 05/20/2043		650,000	628,875
6.000%, 05/03/2042 (S)		257,000	261,498
6.450%, 05/30/2044 (S)		200,000	216,000
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	161,834
3.000%, 01/15/2019		128,000	121,637
3.250%, 03/17/2017		225,000	222,082
3.750%, 01/14/2021	EUR	100,000	123,723
4.250%, 10/02/2023		100,000	123,723
4.375%, 05/20/2023		$870,000	803,497
4.875%, 03/17/2020		515,000	508,861
5.625%, 05/20/2043		353,000	305,730
Petrobras International
Finance Company SA
5.375%, 01/27/2021		375,000	373,380
5.750%, 01/20/2020		215,000	220,371
5.875%, 03/01/2018		205,000	213,173
6.875%, 01/20/2040		200,000	199,508
7.875%, 03/15/2019		115,000	126,328
Petroleos de Venezuela SA
5.000%, 10/28/2015		1,268,989	1,077,372
5.125%, 10/28/2016		1,518,734	1,063,114
5.250%, 04/12/2017		737,300	454,545
5.375%, 04/12/2027		215,000	91,160
8.500%, 11/02/2017 (S)		475,000	332,500
8.500%, 11/02/2017		3,301,200	2,310,782
9.750%, 05/17/2035		190,000	101,650
Petroleos Mexicanos
3.125%, 01/23/2019		65,000	66,665
3.500%, 07/18/2018		375,000	388,969
4.875%, 01/24/2022		525,000	559,125
5.500%, 02/24/2025	EUR	301,000	469,779
5.500%, 06/27/2044 (S)		$175,000	180,250
5.500%, 06/27/2044		1,375,000	1,416,250
6.375%, 01/23/2045		135,000	155,540
6.500%, 06/02/2041		1,250,000	1,446,875
6.625%, 06/15/2035		85,000	99,450
7.190%, 09/12/2024 (S)	MXN	1,201,000	87,943
7.190%, 09/12/2024		1,000,000	72,857
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	247,200
Phillips 66
1.950%, 03/05/2015		185,000	185,692
Pioneer Natural Resources Company
5.875%, 07/15/2016		325,000	347,226
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		500,000	652,500
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	71,250
6.625%, 11/15/2020		425,000	412,250
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023		360,000	362,741
Regency Energy Partners LP
5.875%, 03/01/2022		275,000	283,250
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	275,914
Rosetta Resources, Inc.
5.875%, 06/01/2024		675,000	634,500
Rowan Companies, Inc.
4.750%, 01/15/2024		80,000	79,222
4.875%, 06/01/2022		200,000	204,444
5.000%, 09/01/2017		75,000	80,637
7.875%, 08/01/2019		140,000	167,854
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023		225,000	229,500
6.250%, 03/15/2022		175,000	185,500
Sabine Pass LNG LP
6.500%, 11/01/2020		175,000	181,563
Samson Investment Company
9.750%, 02/15/2020		275,000	158,813
SESI LLC
6.375%, 05/01/2019		215,000	224,138
7.125%, 12/15/2021		215,000	236,500

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Seven Generations Energy, Ltd.
8.250%, 05/15/2020 (S)		$525,000	$543,375
Seventy Seven Energy, Inc.
6.500%, 07/15/2022 (S)		475,000	363,375
SM Energy Company
5.000%, 01/15/2024		450,000	412,875
6.125%, 11/15/2022 (S)		400,000	402,000
6.500%, 11/15/2021 to 01/01/2023		475,000	482,063
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	340,729
Spectra Energy Partners LP
2.950%, 09/25/2018		75,000	77,383
Talisman Energy, Inc.
5.125%, 05/15/2015		175,000	177,517
Targa Resources Partners LP
4.125%, 11/15/2019 (S)		100,000	100,000
4.250%, 11/15/2023		1,225,000	1,169,875
5.250%, 05/01/2023		50,000	51,000
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		225,000	242,686
The Williams Companies, Inc.
3.700%, 01/15/2023		280,000	263,937
4.550%, 06/24/2024		285,000	282,319
Transocean, Inc.
2.500%, 10/15/2017		225,000	217,902
4.950%, 11/15/2015		105,000	107,518
5.050%, 12/15/2016		80,000	82,413
Western Gas Partners LP
4.000%, 07/01/2022		530,000	542,600
Western Refining, Inc.
6.250%, 04/01/2021		125,000	121,798
Westmoreland Coal Company
10.750%, 02/01/2018		225,000	236,025
Williams Partners LP
3.350%, 08/15/2022		215,000	208,686
3.800%, 02/15/2015		370,000	372,126
4.125%, 11/15/2020		135,000	141,714
6.300%, 04/15/2040		325,000	374,030
WPX Energy, Inc.
6.000%, 01/15/2022		800,000	815,000
YPF SA
8.750%, 04/04/2024 (S)		170,000	176,800
8.875%, 12/19/2018		100,000	105,125
			55,682,067
Financials - 8.1%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	154,875
Abbey National Treasury Services PLC
2.350%, 09/10/2019		205,000	205,649
Aflac, Inc.
3.625%, 06/15/2023		665,000	680,069
AIA Group, Ltd.
2.250%, 03/11/2019 (S)		200,000	199,996
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	170,000	235,749
Akbank TAS
5.000%, 10/24/2022		$215,000	221,235
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	147,901
Alpha Star Holding, Ltd.
4.970%, 04/09/2019		$200,000	192,000
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		180,000	179,702
4.125%, 07/01/2024		170,000	172,665
American Capital, Ltd.
6.500%, 09/15/2018 (S)		375,000	395,625
American Tower Corp.
3.500%, 01/31/2023		540,000	524,908
4.625%, 04/01/2015		435,000	440,397
Ameriprise Financial, Inc.
7.300%, 06/28/2019		190,000	231,040
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	328,484
Assicurazioni Generali SpA
5.125%, 09/16/2024	EUR	50,000	79,449
Aston Escrow Corp.
9.500%, 08/15/2021 (S)		$225,000	209,813
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	71,730
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	70,507
Banca Monte dei Paschi di Siena SpA
2.875%, 04/16/2021		280,000	378,845
3.500%, 03/20/2017		200,000	262,219
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		$500,000	526,250
Banco Santander Chile
3.875%, 09/20/2022 (S)		150,000	151,015
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	441,611
Bank of America Corp.
1.250%, 01/11/2016		$210,000	210,834
1.500%, 10/09/2015		35,000	35,209
1.700%, 08/25/2017		80,000	80,242
3.300%, 01/11/2023		365,000	365,823
4.200%, 08/26/2024		815,000	833,089
6.110%, 01/29/2037		615,000	730,709
6.400%, 08/28/2017		90,000	101,267
6.875%, 04/25/2018		140,000	162,487
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)		185,000	190,319
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	211,000
Banque du Liban
10.000%, 04/25/2015		100,000	101,750
Banque Federative du Credit Mutuel SA
1.700%, 01/20/2017 (S)		235,000	236,568
2.500%, 10/29/2018 (S)		225,000	228,524
Barclays Bank PLC
4.000%, 10/07/2019	EUR	250,000	364,890
5.000%, 09/22/2016		$125,000	133,972
5.140%, 10/14/2020		675,000	741,450
6.050%, 12/04/2017 (S)		205,000	227,482
Barclays PLC
2.750%, 11/08/2019		255,000	255,991
BB&T Corp.
1.094%, 06/15/2018 (P)		195,000	197,585

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BBVA Banco Continental SA (5.250% to
09/22/2024, then 5 Year
CMT + 2.750%)
09/22/2029 (S)		$60,000	$61,230
BBVA Bancomer SA
4.375%, 04/10/2024 (S)		465,000	474,300
6.500%, 03/10/2021		200,000	221,000
BBVA Subordinated Capital SAU (3.500%
to 04/11/2019, then 5 Year Euro Swap
Rate + 2.550%)
04/11/2024	EUR	200,000	257,082
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043		$215,000	221,086
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	100,000	149,127
BNP Paribas SA (2.875% to 03/20/2021,
then 5 Year Euro Swap Rate + 1.650%)
03/20/2026		200,000	255,534
BPCE SA
2.500%, 12/10/2018		$250,000	254,229
4.500%, 03/15/2025 (S)		200,000	197,264
5.150%, 07/21/2024 (S)		800,000	832,447
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	162,800
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	203,000
Branch Banking & Trust Company
3.800%, 10/30/2026		725,000	742,143
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		300,000	316,463
CDP Financial, Inc.
3.500%, 06/23/2020	EUR	250,000	355,589
CIFI Holdings Group Company, Ltd.
12.250%, 04/15/2018		$200,000	222,750
Citigroup, Inc.
0.750%, 05/31/2017 (P)	EUR	50,000	61,589
1.250%, 01/15/2016		$140,000	140,585
1.481%, 02/10/2019 (P)	EUR	20,000	24,799
1.550%, 08/14/2017		$300,000	299,991
1.850%, 11/24/2017		140,000	140,603
5.500%, 09/13/2025		210,000	235,143
6.250%, 09/02/2019	GBP	45,000	83,327
Citycon OYJ
3.750%, 06/24/2020	EUR	200,000	276,785
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	76,396
CNA Financial Corp.
3.950%, 05/15/2024		$290,000	297,830
5.875%, 08/15/2020		330,000	380,544
6.500%, 08/15/2016		115,000	125,238
CNH Industrial Capital LLC
6.250%, 11/01/2016		75,000	79,031
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		535,000	569,775
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	118,081
Corrections Corp. of America
4.625%, 05/01/2023		$75,000	72,750
Credit Agricole SA
2.500%, 04/15/2019 (S)		350,000	355,273
Credit Suisse AG
6.500%, 08/08/2023 (S)		375,000	413,025
Credit Suisse New York
1.375%, 05/26/2017		325,000	325,588
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)		240,000	278,464
Danske Bank A/S (3.875% to 10/04/2018,
then 5 Year Euro Swap Rate + 2.625%)
10/04/2023	EUR	100,000	133,632
Discover Financial Services
3.950%, 11/06/2024		$200,000	201,560
10.250%, 07/15/2019		245,000	316,371
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	396,988
DuPont Fabros Technology LP
5.875%, 09/15/2021		300,000	311,250
E*TRADE Financial Corp.
5.375%, 11/15/2022		250,000	252,500
6.375%, 11/15/2019		220,000	235,400
Equity One, Inc.
3.750%, 11/15/2022		345,000	347,009
Erste Group Bank AG
7.125%, 10/10/2022	EUR	100,000	150,462
Essex Portfolio LP
3.250%, 05/01/2023		$95,000	93,466
EUROFIMA
4.000%, 10/27/2021	EUR	91,000	138,108
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	678,438
Export-Import Bank of India
4.000%, 08/07/2017 to 01/14/2023		$535,000	550,399
Export-Import Bank of Korea
2.000%, 04/30/2020	EUR	100,000	130,419
4.625%, 02/20/2017		194,000	261,891
8.400%, 07/06/2016	IDR	1,050,000,000	87,349
FCE Bank PLC
3.250%, 11/19/2020	GBP	150,000	241,540
FGA Capital Ireland PLC
4.000%, 10/17/2018	EUR	100,000	134,541
Fidelity National Financial, Inc.
6.600%, 05/15/2017		$180,000	199,580
Fifth Third Bancorp
4.300%, 01/16/2024		225,000	235,942
8.250%, 03/01/2038		60,000	91,316
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,763
First American Financial Corp.
4.600%, 11/15/2024		105,000	106,481
Gardner Denver, Inc.
6.875%, 08/15/2021 (S)		450,000	446,625
GE Capital UK Funding Company
5.625%, 12/12/2014 to 04/25/2019	GBP	80,000	132,092
General Electric Capital Corp.
5.300%, 02/11/2021		$570,000	651,904
5.875%, 01/14/2038		395,000	491,910
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		175,000	178,938
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	205,000
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (S)		150,000	152,250
Hastings Insurance Group Finance PLC
8.000%, 10/21/2020	GBP	100,000	162,448

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HBOS PLC
6.750%, 05/21/2018 (S)		$305,000	$342,759
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	147,688
5.750%, 01/15/2021		150,000	168,672
Highwoods Realty LP
3.625%, 01/15/2023		165,000	165,587
HSBC Bank PLC
0.872%, 05/15/2018 (P) (S)		215,000	216,774
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	150,000	199,419
HSBC Holdings PLC
5.750%, 12/20/2027	GBP	55,000	97,900
HSBC Holdings PLC (3.375% to
01/10/2019, then 5 Year Euro Swap
Rate + 1.950%)
01/10/2024	EUR	100,000	132,028
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022		500,000	661,989
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		$250,000	259,688
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019		660,000	654,306
ING Bank NV (3.625% to 02/25/2021,
then 5 Year Euro Swap Rate + 2.250%)
02/25/2026	EUR	100,000	133,682
Inter-American Development Bank
4.400%, 01/26/2026	CAD	200,000	200,518
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	76,810
Intesa Sanpaolo SpA
3.625%, 12/05/2022	EUR	200,000	300,582
Iron Mountain Europe PLC
6.125%, 09/15/2022 (S)	GBP	200,000	323,365
iStar Financial, Inc.
5.000%, 07/01/2019		$450,000	441,000
7.125%, 02/15/2018		125,000	132,500
Itau Unibanco Holding SA
5.650%, 03/19/2022		200,000	205,000
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	230,920
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		600,000	570,000
JPMorgan Chase & Company
2.000%, 08/15/2017		450,000	456,756
3.875%, 09/10/2024		650,000	657,839
4.500%, 01/24/2022		1,040,000	1,142,893
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)		220,000	234,300
Kaisa Group Holdings, Ltd.
10.250%, 01/08/2020		200,000	209,000
KBC Bank NV
1.250%, 05/28/2020	EUR	100,000	129,936
KeyCorp
3.750%, 08/13/2015		$215,000	219,677
KFW
0.500%, 04/19/2016		453,000	453,691
4.375%, 07/04/2018	EUR	377,000	540,803
4.700%, 06/02/2037	CAD	204,000	202,277
5.500%, 12/07/2015	GBP	410,000	671,544
5.550%, 06/07/2021		100,000	192,716
6.000%, 08/20/2020	AUD	439,000	423,846
Kilroy Realty LP
4.800%, 07/15/2018		$45,000	48,820
5.000%, 11/03/2015		260,000	268,971
6.625%, 06/01/2020		295,000	348,469
KWG Property Holding, Ltd.
8.625%, 02/05/2020		261,000	257,738
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (S)		150,000	147,750
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		90,000	93,775
4.850%, 08/01/2044 (S)		620,000	611,333
Lloyds Bank PLC
6.500%, 03/24/2020	EUR	50,000	76,241
6.500%, 09/14/2020 (S)		$685,000	798,279
7.625%, 04/22/2025	GBP	30,000	59,932
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	206,750
Macquarie Bank, Ltd.
1.600%, 10/27/2017 (S)		380,000	379,882
Manufacturers & Traders Trust Company
1.250%, 01/30/2017		325,000	326,009
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	97,173
3.500%, 06/03/2024 to 03/10/2025		795,000	804,996
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	89,449
Metropolitan Life Global Funding I
1.300%, 04/10/2017 (S)		$175,000	175,217
1.500%, 01/10/2018 (S)		160,000	160,340
Mizuho Bank, Ltd.
1.700%, 09/25/2017 (S)		200,000	200,267
Morgan Stanley
1.082%, 01/24/2019 (P)		450,000	452,742
1.513%, 04/25/2018 (P)		255,000	260,900
2.125%, 04/25/2018		480,000	482,551
3.750%, 02/25/2023		1,670,000	1,720,322
4.350%, 09/08/2026		185,000	187,927
5.000%, 05/02/2019	EUR	50,000	73,134
5.000%, 11/24/2025		$755,000	812,295
5.125%, 11/30/2015	GBP	100,000	162,024
5.375%, 08/10/2020	EUR	100,000	153,072
5.500%, 07/24/2020 to 07/28/2021		$380,000	433,964
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	214,000
6.875%, 05/01/2021		350,000	374,500
MSCI, Inc.
5.250%, 11/15/2024 (S)		200,000	207,500
MUFG Union Bank NA
2.125%, 06/16/2017		255,000	259,265
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	78,161
National Bank of Canada
1.450%, 11/07/2017		$380,000	378,366
Nationstar Mortgage LLC
6.500%, 07/01/2021		575,000	530,438
Nationwide Building Society
4.375%, 02/28/2022	EUR	150,000	235,443
5.625%, 09/09/2019	GBP	50,000	90,695
6.750%, 07/22/2020	EUR	75,000	115,931

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
5.000%, 10/26/2020		$250,000	$248,750
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)		335,000	354,263
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	78,701
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	460,610
4.875%, 05/13/2021 (S)		650,000	712,034
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	78,476
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	317,250
Popular, Inc.
7.000%, 07/01/2019		160,000	160,800
Principal Financial Group, Inc.
1.850%, 11/15/2017		45,000	45,254
Principal Life Global Funding II
1.500%, 09/11/2017 (S)		95,000	95,255
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	437,727
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	296,625
10.125%, 02/15/2019 (S)		125,000	132,500
Prudential Financial, Inc. (5.625% to
06/15/2023, then 3 month
LIBOR + 3.920%)
06/15/2043		45,000	46,463
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	32,413
3.500%, 04/03/2018 (S)		$95,000	98,740
4.600%, 04/12/2016 (S)		135,000	141,113
Realogy Group LLC
5.250%, 12/01/2021 (S)		200,000	199,000
9.000%, 01/15/2020 (S)		100,000	110,250
Regency Centers LP
3.750%, 06/15/2024		120,000	121,712
6.000%, 06/15/2020		65,000	75,883
Regions Bank
7.500%, 05/15/2018		250,000	292,240
Regions Financial Corp.
5.750%, 06/15/2015		175,000	179,077
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	265,259
5.625%, 03/15/2017		150,000	163,442
6.450%, 11/15/2019		375,000	438,038
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	240,000	309,099
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	162,053
Santander UK PLC
5.000%, 11/07/2023 (S)		480,000	511,204
Sberbank of Russia
5.717%, 06/16/2021		200,000	188,000
6.125%, 02/07/2022 (S)		200,000	190,000
6.125%, 02/07/2022		300,000	285,000
Sberbank of Russia (5.500% to
02/26/2019, then
5 Year CMT + 4.023%)
02/26/2024 (S)		200,000	167,000
02/26/2024		300,000	250,500
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		200,000	199,250
Societe Generale SA
5.400%, 01/30/2018	GBP	25,000	42,254
Springleaf Finance Corp.
5.250%, 12/15/2019		$225,000	226,212
Standard Chartered Bank
7.750%, 04/03/2018	GBP	50,000	90,338
Standard Chartered PLC
1.500%, 09/08/2017 (S)		$255,000	255,561
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	284,747
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023		370,000	369,626
SunTrust Banks, Inc.
2.350%, 11/01/2018		105,000	106,137
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	436,013
Synovus Financial Corp.
7.875%, 02/15/2019		225,000	252,563
TC Ziraat Bankasi AS
4.250%, 07/03/2019 (S)		200,000	200,960
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.350%, 09/08/2019 (S)		285,000	285,442
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		67,000	67,516
2.375%, 01/22/2018		150,000	152,801
2.900%, 07/19/2018		755,000	777,314
3.625%, 01/22/2023		690,000	701,365
5.500%, 10/12/2021	GBP	15,000	25,958
5.750%, 01/24/2022		$325,000	376,785
6.125%, 02/14/2017	GBP	16,000	27,452
6.150%, 04/01/2018		$310,000	351,315
6.250%, 09/01/2017 to 02/01/2041		493,000	574,950
7.500%, 02/15/2019		140,000	167,922
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	712,125
The Link Finance Cayman 2009, Ltd.
3.600%, 09/03/2024		350,000	351,869
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		190,000	207,594
The Royal Bank of Scotland PLC
6.125%, 01/11/2021		420,000	497,142
The Toronto-Dominion Bank (5.828% to
07/07/2018, then 3 month Canada Swap
Rate + 2.550%)
07/09/2023	CAD	50,000	49,168
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	169,867
10.500%, 02/15/2019 (S)		275,000	128,865
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		$400,000	442,480
Turkiye Halk Bankasi AS
3.875%, 02/05/2020		300,000	294,750
4.750%, 06/04/2019 (S)		200,000	204,796
4.875%, 07/19/2017 (S)		310,000	322,214
Turkiye Is Bankasi
7.850%, 12/10/2023 (S)		200,000	227,408
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	347,333
3.625%, 01/24/2019		100,000	137,395

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Unum Group
4.000%, 03/15/2024		$285,000	$292,042
5.625%, 09/15/2020		115,000	132,097
5.750%, 08/15/2042		80,000	91,574
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		26,000	27,391
US Bank NA
2.125%, 10/28/2019		400,000	401,277
USI, Inc.
7.750%, 01/15/2021 (S)		525,000	531,563
Ventas Realty LP
1.250%, 04/17/2017		55,000	54,913
1.550%, 09/26/2016		80,000	80,611
2.000%, 02/15/2018		75,000	75,410
3.125%, 11/30/2015		255,000	260,454
Voya Financial, Inc.
2.900%, 02/15/2018		110,000	113,225
Wachovia Bank NA
4.875%, 02/01/2015		55,000	55,398
Walter Investment Management Corp.
7.875%, 12/15/2021		950,000	855,000
WEA Finance LLC
1.750%, 09/15/2017 (S)		200,000	200,699
Weingarten Realty Investors
3.500%, 04/15/2023		75,000	74,740
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		125,000	128,594
Westpac Banking Corp.
0.972%, 07/30/2018 (P)		175,000	177,220
XLIT, Ltd.
2.300%, 12/15/2018		120,000	120,784
5.250%, 12/15/2043		105,000	116,962
			74,179,616
Health care - 1.5%
Actavis, Inc.
1.875%, 10/01/2017		210,000	209,390
Agilent Technologies, Inc.
3.200%, 10/01/2022		90,000	87,724
3.875%, 07/15/2023		95,000	97,061
5.000%, 07/15/2020		145,000	158,004
6.500%, 11/01/2017		35,000	39,188
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	157,500
Bayer US Finance LLC
3.375%, 10/08/2024 (S)		200,000	202,715
Capella Healthcare, Inc.
9.250%, 07/01/2017		200,000	208,604
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	25,035
2.600%, 08/01/2018		120,000	122,251
2.950%, 11/01/2022		215,000	212,410
Celgene Corp.
1.900%, 08/15/2017		45,000	45,512
4.625%, 05/15/2044		275,000	281,886
5.250%, 08/15/2043		215,000	239,344
Community Health Systems, Inc.
6.875%, 02/01/2022		925,000	979,344
7.125%, 07/15/2020		475,000	502,313
8.000%, 11/15/2019		245,000	262,150
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)		375,000	349,688
Express Scripts Holding Company
1.250%, 06/02/2017		150,000	149,099
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		150,000	162,375
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	150,000
3.500%, 02/01/2025		310,000	319,882
4.500%, 02/01/2045		155,000	162,826
4.800%, 04/01/2044		265,000	288,155
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	318,000
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	461,755
Humana, Inc.
2.625%, 10/01/2019		$75,000	75,422
3.150%, 12/01/2022		255,000	251,929
3.850%, 10/01/2024		325,000	328,297
4.950%, 10/01/2044		540,000	552,642
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		150,000	154,500
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	206,359
Keysight Technologies, Inc.
3.300%, 10/30/2019 (S)		685,000	686,197
4.550%, 10/30/2024 (S)		410,000	410,853
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	387,625
12.500%, 11/01/2019		150,000	165,750
Life Technologies Corp.
3.500%, 01/15/2016		410,000	421,105
6.000%, 03/01/2020		250,000	288,294
McKesson Corp.
1.292%, 03/10/2017		155,000	154,810
4.883%, 03/15/2044		130,000	139,523
Opal Acquisition, Inc.
8.875%, 12/15/2021 (S)		375,000	392,813
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020		150,000	157,875
Perrigo Company PLC
1.300%, 11/08/2016		200,000	199,779
2.300%, 11/08/2018		400,000	395,982
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)		60,000	65,850
Tenet Healthcare Corp.
6.000%, 10/01/2020		300,000	319,125
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019		105,000	105,649
4.150%, 02/01/2024		250,000	264,184
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		50,000	51,000
10.625%, 06/01/2020		175,000	178,500
UnitedHealth Group, Inc.
4.625%, 11/15/2041		145,000	154,787
Universal Hospital Services, Inc.
7.625%, 08/15/2020		425,000	384,625
WellCare Health Plans, Inc.
5.750%, 11/15/2020		300,000	309,000
WellPoint, Inc.
3.500%, 08/15/2024		360,000	361,935
			13,756,621

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials - 3.0%
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)		$250,000	$252,500
Air Canada
7.750%, 04/15/2021 (S)		100,000	105,500
Air Jamaica, Ltd.
9.375%, 07/08/2015		16,429	15,936
Aircastle, Ltd.
6.250%, 12/01/2019		375,000	402,188
Alfa SAB de CV
6.875%, 03/25/2044 (S)		200,000	222,500
Allegiant Travel Company
5.500%, 07/15/2019		175,000	178,828
Alliance Global Group, Inc.
6.500%, 08/18/2017		150,000	161,550
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025		341,540	345,810
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		80,092	82,094
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		200,000	204,500
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023		415,346	444,420
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 10/01/2022		75,000	75,938
American Airlines Group, Inc.
5.500%, 10/01/2019 (S)		325,000	326,219
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		375,000	402,188
Associated Materials LLC
9.125%, 11/01/2017		175,000	148,750
BAE Systems PLC
4.125%, 06/08/2022	GBP	100,000	167,753
BC Mountain LLC
7.000%, 02/01/2021 (S)		$425,000	384,625
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (S)		250,000	259,375
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	258,750
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	110,887
5.150%, 09/01/2043		475,000	538,110
5.400%, 06/01/2041		235,000	274,412
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		50,000	56,000
CDW LLC
6.000%, 08/15/2022		375,000	392,344
Clean Harbors, Inc.
5.125%, 06/01/2021		175,000	175,000
5.250%, 08/01/2020		175,000	176,750
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	156,750
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		141,808	155,989
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		27,113	31,315
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		112,020	119,861
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		351,945	359,864
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	398,438
CRCC Yupeng, Ltd. (3.950% to
08/01/2019, then 5 Year
CMT +7.251%)
08/01/2019 (Q)		200,000	201,560
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		88,066	102,051
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		45,993	53,237
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		81,393	86,683
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		57,867	62,785
DP World, Ltd.
6.850%, 07/02/2037		200,000	230,000
Ducommun, Inc.
9.750%, 07/15/2018		300,000	324,750
Elementia SA de CV
5.500%, 01/15/2025 (S)		200,000	200,800
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,413
2.800%, 11/01/2018 (S)		20,000	20,584
3.850%, 11/15/2024 (S)		125,000	127,410
5.600%, 05/01/2015 (S)		55,000	56,138
6.375%, 10/15/2017 (S)		100,000	113,352
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	375,000	526,912
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	198,000
FTI Consulting, Inc.
6.000%, 11/15/2022		275,000	284,625
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	132,281
G4S PLC
7.750%, 05/13/2019	GBP	50,000	94,284
GATX Corp.
1.250%, 03/04/2017		$100,000	99,569
2.375%, 07/30/2018		45,000	45,560
2.500%, 03/15/2019 to 07/30/2019		375,000	376,917
2.600%, 03/30/2020		190,000	189,156
3.500%, 07/15/2016		245,000	254,423
4.850%, 06/01/2021		225,000	249,378
HD Supply, Inc.
5.250%, 12/15/2021 (S)		350,000	357,438
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	246,911
4.875%, 07/15/2021 (S)		595,000	668,606
5.225%, 02/15/2023	GBP	50,000	90,003
Hutchison Whampoa International 14, Ltd.
1.625%, 10/31/2017 (S)		$250,000	249,062

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	$182,875
International Lease Finance Corp.
2.184%, 06/15/2016 (P)		160,000	159,800
JB Hunt Transport Services, Inc.
2.400%, 03/15/2019		45,000	45,439
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020		200,000	194,232
3.000%, 05/15/2023		155,000	150,114
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019		125,000	110,000
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	372,724
Loxam SAS
7.000%, 07/23/2022 (S)		225,000	260,192
Manpowergroup, Inc.
4.500%, 06/22/2018		100,000	138,359
Masonite International Corp.
8.250%, 04/15/2021 (S)		$125,000	134,063
Matalan Finance PLC
6.875%, 06/01/2019 (S)	GBP	325,000	486,268
Mersin Uluslararasi Liman Isletmeciligi
AS
5.875%, 08/12/2020		$270,000	290,169
Metropolitan Light International, Ltd.
5.250%, 01/17/2018		600,000	604,500
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	364,875
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	321,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	84,934
Navistar International Corp.
8.250%, 11/01/2021		$250,000	257,500
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	165,341	230,265
Nortek, Inc.
8.500%, 04/15/2021		$375,000	403,125
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)		205,000	184,500
7.125%, 06/26/2042		200,000	188,500
7.125%, 06/26/2042 (S)		200,000	188,500
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022 (S)		190,740	187,879
6.750%, 10/01/2022		190,740	187,879
Penske Truck Leasing Company LP
2.500%, 03/15/2016 to 06/15/2019 (S)		310,000	312,500
2.875%, 07/17/2018 (S)		65,000	66,450
3.125%, 05/11/2015 (S)		60,000	60,633
Prosegur Cia de Seguridad SA
2.750%, 04/02/2018	EUR	100,000	131,147
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	82,280
Republic Services, Inc.
5.700%, 05/15/2041		$155,000	186,588
Roper Industries, Inc.
2.050%, 10/01/2018		105,000	104,883
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	302,445
Southwest Airlines Company
2.750%, 11/06/2019		110,000	111,146
5.750%, 12/15/2016		90,000	97,929
Summit Materials LLC
10.500%, 01/31/2020		500,000	556,250
Tervita Corp.
8.000%, 11/15/2018 (S)		725,000	652,500
10.875%, 02/15/2018 (S)		400,000	340,000
Textron, Inc.
3.650%, 03/01/2021		165,000	170,382
3.875%, 03/01/2025		45,000	45,420
4.300%, 03/01/2024		175,000	183,908
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	282,563
8.500%, 11/01/2020		175,000	189,875
TransDigm, Inc.
6.500%, 07/15/2024		200,000	204,000
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	181,563
Trinseo Materials Operating SCA
8.750%, 02/01/2019		715,000	736,450
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		200,000	198,916
United Airlines 2013-1 Class A Pass
Through Trust
4.300%, 08/15/2025		240,000	248,400
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026		455,000	456,138
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022		65,000	63,538
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		850,000	834,422
6.375%, 06/01/2018		325,000	340,031
United Technologies Corp.
4.500%, 06/01/2042		150,000	162,575
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		81,275	91,028
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		281,993	296,093
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		237,866	241,434
USG Corp.
5.875%, 11/01/2021 (S)		100,000	103,003
Valmont Industries, Inc.
6.625%, 04/20/2020		47,000	55,469
Waste Management, Inc.
6.375%, 03/11/2015		65,000	66,018
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	178,063
Xella Holdco Finance SA, PIK
9.125%, 09/15/2018	EUR	100,000	126,210
			27,290,974
Information technology - 1.6%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)		$200,000	217,500
Adria Bidco BV
7.875%, 11/15/2020 (S)	EUR	300,000	394,671
Alcatel-Lucent USA, Inc.
8.875%, 01/01/2020 (S)		$225,000	244,688
Alliance Data Systems Corp.
5.375%, 08/01/2022 (S)		250,000	250,625

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Alliance Data Systems Corp. (continued)
6.375%, 04/01/2020 (S)		$425,000	$442,531
Altice Financing SA
6.500%, 01/15/2022 (S)		725,000	732,250
8.000%, 12/15/2019 (S)	EUR	100,000	133,299
Amphenol Corp.
1.550%, 09/15/2017		$70,000	70,245
3.125%, 09/15/2021		200,000	202,947
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		575,000	570,688
Anstock II, Ltd.
2.125%, 07/24/2017		200,000	198,003
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,985
3.375%, 11/01/2015		105,000	107,175
4.500%, 03/01/2023		185,000	192,007
Avnet, Inc.
4.875%, 12/01/2022		425,000	453,292
6.625%, 09/15/2016		45,000	49,143
Baidu, Inc.
2.750%, 06/09/2019		650,000	652,341
BCP Singapore VI Cayman Financing
Company, Ltd.
8.000%, 04/15/2021 (S)		200,000	204,500
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	351,563
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	100,000	132,427
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	551,250
Dell, Inc.
4.625%, 04/01/2021		100,000	95,750
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	459,000
EarthLink, Inc.
7.375%, 06/01/2020		175,000	182,000
Epicor Software Corp.
8.625%, 05/01/2019		325,000	342,063
Equinix, Inc.
5.375%, 01/01/2022 to 04/01/2023		550,000	552,344
5.750%, 01/01/2025		125,000	125,938
Fidelity National
Information Services, Inc.
1.450%, 06/05/2017		70,000	69,844
3.500%, 04/15/2023		210,000	209,574
3.875%, 06/05/2024		335,000	343,499
First Data Corp.
6.750%, 11/01/2020 (S)		408,000	434,520
12.625%, 01/15/2021		1,700,000	2,023,000
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)		62,047	65,460
Fiserv, Inc.
3.125%, 06/15/2016		330,000	340,756
3.500%, 10/01/2022		250,000	252,444
6.800%, 11/20/2017		40,000	45,708
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	140,611
2.625%, 12/09/2014		150,000	150,058
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)		500,000	498,750
Infor US, Inc.
9.375%, 04/01/2019		350,000	378,543
Juniper Networks Inc.
3.100%, 03/15/2016		35,000	35,788
Lender Processing Services, Inc.
5.750%, 04/15/2023		305,000	324,490
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	503,688
SunGard Data Systems, Inc.
6.625%, 11/01/2019		235,000	239,700
Tencent Holdings, Ltd.
2.000%, 05/02/2017 (S)		200,000	200,104
3.375%, 05/02/2019 (S)		315,000	321,744
Xerox Corp.
2.950%, 03/15/2017		45,000	46,540
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)		150,000	160,313
			14,724,359
Materials - 2.5%
ABJA Investment Company Pte, Ltd.
5.950%, 07/31/2024		200,000	202,000
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	252,500
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	115,920
AK Steel Corp.
7.625%, 10/01/2021		450,000	427,500
8.375%, 04/01/2022		475,000	456,000
Alcoa, Inc.
5.125%, 10/01/2024		265,000	279,710
Aleris International, Inc.
7.625%, 02/15/2018		150,000	153,750
7.875%, 11/01/2020		375,000	384,375
ALROSA Finance SA
7.750%, 11/03/2020		200,000	198,250
Anglo American Capital PLC
1.180%, 04/15/2016 (P) (S)		200,000	200,758
4.125%, 04/15/2021 (S)		200,000	203,801
ArcelorMittal
6.000%, 03/01/2021		325,000	341,656
6.125%, 06/01/2018		460,000	487,600
10.350%, 06/01/2019		300,000	365,250
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		200,000	206,000
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (S)		200,000	200,500
7.000%, 11/15/2020 (S)		348,529	354,629
Beverage Packaging Holdings
Luxembourg II SA
6.000%, 06/15/2017 (S)		375,000	374,063
BlueScope Steel, Ltd.
7.125%, 05/01/2018 (S)		375,000	389,063
Braskem Finance, Ltd.
6.450%, 02/03/2024		200,000	209,000
Building Materials Holding Corp.
9.000%, 09/15/2018 (S)		375,000	390,000
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	77,171
5.200%, 07/15/2021		195,000	211,196
Celulosa Arauco y Constitucion SA
4.500%, 08/01/2024		200,000	200,019
Cemex Finance LLC
9.375%, 10/12/2022 (S)		200,000	228,000
Cemex SAB de CV
5.233%, 09/30/2015 (P) (S)		230,000	233,726

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	275,000	$382,983
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)		$200,000	224,214
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		325,000	321,750
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	268,438
First Quantum Minerals, Ltd.
7.250%, 05/15/2022 (S)		750,000	723,750
Fresnillo PLC
5.500%, 11/13/2023 (S)		200,000	206,500
Goldcorp, Inc.
2.125%, 03/15/2018		215,000	214,483
3.625%, 06/09/2021		250,000	252,296
3.700%, 03/15/2023		120,000	118,012
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	218,000
Hexion US Finance Corp.
6.625%, 04/15/2020		550,000	532,125
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	90,862
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	257,087
6.000%, 12/30/2019 (S)		495,000	573,755
Imperial Metals Corp.
7.000%, 03/15/2019 (S)		350,000	327,250
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	196,770
International Paper Company
3.650%, 06/15/2024		245,000	243,383
JMC Steel Group
8.250%, 03/15/2018 (S)		400,000	401,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	287,330
Lafarge SA
4.750%, 09/30/2020		100,000	146,361
Lundin Mining Corp.
7.500%, 11/01/2020 (S)		$325,000	335,563
LYB International Finance BV
4.000%, 07/15/2023		320,000	335,664
Magnetation LLC
11.000%, 05/15/2018 (S)		375,000	241,875
Martin Marietta Materials, Inc.
1.333%, 06/30/2017 (P) (S)		130,000	130,527
4.250%, 07/02/2024 (S)		260,000	267,006
Mercer International, Inc.
7.000%, 12/01/2019 (S)		275,000	277,750
7.750%, 12/01/2022 (S)		150,000	152,625
Momentive Performance Materials, Inc.
3.880%, 10/24/2021		475,000	415,625
Novelis, Inc.
8.750%, 12/15/2020		475,000	515,375
Nyrstar Netherlands Holdings BV
8.500%, 09/15/2019 (S)	EUR	325,000	414,224
Packaging Corp. of America
3.650%, 09/15/2024		$85,000	84,872
4.500%, 11/01/2023		170,000	180,354
PolyOne Corp.
5.250%, 03/15/2023		250,000	251,875
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)		250,000	232,500
Reliance Steel & Aluminum Company
4.500%, 04/15/2023		75,000	75,493
Rock-Tenn Company
3.500%, 03/01/2020		185,000	189,361
Ryerson, Inc.
11.250%, 10/15/2018		434,000	460,040
Samarco Mineracao SA
5.375%, 09/26/2024 (S)		365,000	349,488
Southern Copper Corp.
5.250%, 11/08/2042		155,000	143,026
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		150,000	157,470
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		171,000	187,245
The Dow Chemical Company
4.250%, 11/15/2020		35,000	37,823
4.625%, 10/01/2044		200,000	203,055
8.550%, 05/15/2019		140,000	176,536
United States Steel Corp.
6.875%, 04/01/2021		300,000	318,000
US Coatings Acquisition, Inc.
7.375%, 05/01/2021 (S)		175,000	189,000
Vale Overseas, Ltd.
4.375%, 01/11/2022		210,000	209,708
6.250%, 01/23/2017		95,000	103,143
6.875%, 11/10/2039		100,000	109,684
Vale SA
3.750%, 01/10/2023	EUR	100,000	133,360
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		$300,000	288,750
7.125%, 05/31/2023 (S)		200,000	191,760
7.125%, 05/31/2023		200,000	191,760
8.250%, 06/07/2021 (S)		350,000	353,500
Votorantim Cimentos SA
3.250%, 04/25/2021 (S)	EUR	100,000	126,390
7.250%, 04/05/2041 (S)		$640,000	656,000
Vulcan Materials Company
7.500%, 06/15/2021		165,000	193,463
West Fraser Timber Company, Ltd.
4.350%, 10/15/2024 (S)		270,000	272,508
			22,281,184
Telecommunication services - 2.7%
Altice Finco SA
9.000%, 06/15/2023 (S)	EUR	400,000	557,066
9.875%, 12/15/2020 (S)		$400,000	442,432
9.875%, 12/15/2020		200,000	221,216
America Movil SAB de CV
3.625%, 03/30/2015		150,000	151,355
8.460%, 12/18/2036	MXN	1,000,000	71,441
B Communications, Ltd.
7.375%, 02/15/2021 (S)		$300,000	322,050
Banglalink Digital Communications, Ltd.
8.625%, 05/06/2019 (S)		200,000	209,000
Bharti Airtel International Netherlands BV
4.000%, 12/10/2018	EUR	100,000	134,856
5.125%, 03/11/2023		$600,000	645,756
CC Holdings GS V LLC
2.381%, 12/15/2017		645,000	654,849
3.849%, 04/15/2023		945,000	943,373
CenturyLink, Inc.
5.625%, 04/01/2020		375,000	395,625
Digicel Group, Ltd.
7.125%, 04/01/2022 (S)		275,000	268,813

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Digicel Group, Ltd. (continued)
8.250%, 09/30/2020 (S)		$250,000	$256,250
8.250%, 09/30/2020		200,000	205,000
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	196,000
Eileme 2 AB
11.625%, 01/31/2020 (S)		250,000	284,375
GCX, Ltd.
7.000%, 08/01/2019 (S)		200,000	208,336
Goodman Networks, Inc.
12.125%, 07/01/2018		400,000	425,000
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	512,197
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	608,141
4.347%, 06/15/2016 (S)		275,000	280,903
Intelsat Luxembourg SA
8.125%, 06/01/2023		300,000	313,500
Koninklijke KPN NV
3.250%, 02/01/2021	EUR	100,000	139,188
Level 3 Financing, Inc.
7.000%, 06/01/2020		$300,000	320,625
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	350,000	439,560
9.000%, 04/15/2019		100,000	125,588
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		175,000	227,668
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	342,875
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	422,500
NII International Telecom SCA
11.375%, 08/15/2019 (H) (S)		250,000	183,750
PCCW Capital No. 4, Ltd.
5.750%, 04/17/2022		200,000	216,929
Play Topco SA, PIK
7.750%, 02/28/2020 (S)	EUR	200,000	253,042
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		$200,000	217,000
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	124,397
2.933%, 12/15/2017 (S)		630,000	638,412
3.598%, 04/15/2018 (S)		570,000	575,467
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		295,000	341,463
11.500%, 11/15/2021		650,000	807,625
T-Mobile USA, Inc.
6.000%, 03/01/2023		825,000	837,375
6.250%, 04/01/2021		475,000	486,875
6.731%, 04/28/2022		325,000	336,375
TBG Global Pte, Ltd.
4.625%, 04/03/2018		200,000	200,000
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	70,018
5.625%, 12/29/2015	GBP	50,000	80,891
6.375%, 06/24/2019		400,000	683,397
Telefonica Emisiones SAU
4.710%, 01/20/2020	EUR	100,000	147,333
5.375%, 02/02/2018	GBP	50,000	85,937
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	200,000	273,932
6.750%, 03/15/2023 (S)	CHF	175,000	198,912
Verizon Communications, Inc.
1.350%, 06/09/2017		185,000	185,196
2.625%, 02/21/2020 (S)		178,000	178,422
4.500%, 09/15/2020		670,000	734,148
5.050%, 03/15/2034		555,000	597,033
6.400%, 09/15/2033		1,995,000	2,474,969
Vimpel Communications
7.748%, 02/02/2021 (S)		200,000	191,200
7.748%, 02/02/2021		400,000	382,400
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	181,000
7.504%, 03/01/2022 (S)		600,000	552,750
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	135,625
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)		400,000	385,000
7.000%, 04/23/2021 (S)	EUR	100,000	125,588
7.375%, 04/23/2021 (S)		$1,075,000	1,034,688
			24,242,687
Utilities - 1.3%
Appalachian Power Company
6.375%, 04/01/2036		115,000	147,336
Calpine Corp.
5.375%, 01/15/2023		250,000	253,438
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	78,169
CMS Energy Corp.
4.250%, 09/30/2015		$240,000	246,959
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		200,000	212,500
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	89,094
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)		325,000	338,000
Eastern Power Networks PLC
5.750%, 03/08/2024	GBP	30,000	56,290
Electricite de France SA
1.150%, 01/20/2017 (S)		$230,000	230,382
Empresas Publicas de Medellin ESP
7.625%, 09/10/2024	COP	153,000,000	69,933
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)		$70,000	80,776
Enel Finance International NV
5.125%, 10/07/2019 (S)		220,000	245,663
5.625%, 08/14/2024	GBP	50,000	92,617
Enel SpA (5.000% to 01/15/2020, then
5 Year Euro Swap Rate + 3.648%)
01/15/2075	EUR	100,000	131,935
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020		$975,000	93,844
11.750%, 03/01/2022 (H) (S)		725,000	871,813
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		200,000	224,549
6.000%, 05/13/2021		200,000	224,549
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	92,479
Eskom Holdings SOC, Ltd.
6.750%, 08/06/2023		$200,000	216,114
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	394,689

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
2.750%, 03/15/2018		$180,000	$181,979
4.250%, 03/15/2023		370,000	376,637
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	76,467
GDF Suez
6.125%, 02/11/2021	GBP	50,000	95,052
GenOn Energy, Inc.
9.500%, 10/15/2018		$525,000	546,000
GNL Quintero SA
4.634%, 07/31/2029 (S)		200,000	205,687
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	200,000	325,286
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		$85,000	89,888
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (S)		650,000	749,483
7.250%, 01/15/2019		200,000	226,400
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	203,418
Monongahela Power Company
5.700%, 03/15/2017 (S)		70,000	76,605
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,199
NGL Energy Partners LP
5.125%, 07/15/2019 (S)		100,000	97,000
NiSource Finance Corp.
10.750%, 03/15/2016		115,000	127,234
NRG Energy, Inc.
6.250%, 07/15/2022		350,000	359,625
6.250%, 05/01/2024 (S)		175,000	178,938
6.625%, 03/15/2023		350,000	366,625
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		275,000	279,125
NTPC, Ltd
4.375%, 11/26/2024		320,000	325,689
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	284,923
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024 (S)		745,000	775,731
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	183,250
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	55,241
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		430,000	445,867
Public Service Company of Oklahoma
5.150%, 12/01/2019		35,000	39,457
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	228,000
RWE Finance BV
6.500%, 04/20/2021	GBP	20,000	37,791
Scottish Power UK PLC
8.375%, 02/20/2017		20,000	35,765
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024		20,000	38,747
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		$200,000	210,298
Zhejiang Energy Group Hong Kong, Ltd.
2.300%, 09/30/2017		200,000	199,770
			11,883,306
TOTAL CORPORATE BONDS (Cost $307,241,381)			$310,143,180

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
Central European Media Enterprises, Ltd.
5.000%, 11/15/2015		600,000	603,000
Energy - 0.0%
Alpha Natural Resources, Inc.
3.750%, 12/15/2017		75,000	47,391
Energy XXI Bermuda, Ltd.
3.000%, 12/15/2018 (S)		300,000	195,000
			242,391
TOTAL CONVERTIBLE BONDS (Cost $890,180)			$845,391

MUNICIPAL BONDS - 0.6%
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	198,635
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	200,619
City of New York (New York)
6.271%, 12/01/2037		115,000	150,449
Commonwealth of Massachusetts
4.500%, 08/01/2031		190,000	209,175
Commonwealth of Puerto Rico
8.000%, 07/01/2035		870,000	746,042
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037		130,000	130,956
District of Columbia
5.591%, 12/01/2034		40,000	48,621
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040		135,000	177,269
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016		475,000	479,712
2.995%, 07/01/2020		265,000	270,205
Government Development Bank for
Puerto Rico
3.448%, 02/01/2015		70,000	69,141
3.800%, 08/01/2015		150,000	141,659
5.000%, 12/01/2015		310,000	295,743
Guam Power Authority
7.500%, 10/01/2015		40,000	40,484
JobsOhio Beverage System
4.532%, 01/01/2035		125,000	134,801
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040		185,000	256,318
Maryland State Transportation Authority
5.888%, 07/01/2043		125,000	160,743
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039		55,000	83,384
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042		95,000	125,194
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026		555,000	561,560
Port Authority of New York & New Jersey
4.458%, 10/01/2062		340,000	345,110
South Carolina State Public Service
Authority
4.322%, 12/01/2027		260,000	284,625
The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
State of Oregon
5.892%, 06/01/2027	$60,000	$74,471
University of California
0.657%, 07/01/2041 (P)	85,000	85,061
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	41,243
TOTAL MUNICIPAL BONDS (Cost $4,996,638)		$5,311,220

TERM LOANS (M) - 2.6%
Consumer discretionary - 1.2%
Academy, Ltd. 08/03/2018	225,000	224,478
Advantage Sales & Marketing, Inc.
TBD 07/25/2021 (T)	100,000	99,196
TBD 07/25/2022 (T)	50,000	49,643
Amaya Holdings BV
5.000%, 08/01/2021	250,000	249,583
Burger King Corp.
4.500%, 10/27/2021	900,000	902,089
Charter Communications Operating LLC
TBD 09/12/2021 (T)	550,000	553,610
Chrysler Group LLC TBD 05/24/2017 (T)	225,000	223,840
CityCenter Holdings LLC 10/16/2020	275,000	274,519
Cumulus Media Holdings, Inc.
TBD 12/19/2020 (T)	225,000	221,672
Delta 2 Lux Sarl
4.750%, 07/31/2021	977,650	969,706
7.750%, 07/31/2022	175,000	173,760
Four Seasons Holdings, Inc.
TBD 06/27/2020 (T)	175,000	173,414
Great Wolf Resorts, Inc.
TBD 08/06/2020 (T)	400,000	398,500
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	292,105	289,080
iHeartCommunications, Inc.
TBD 01/30/2019 (T)	225,000	211,138
JC Penney Corp., Inc.
6.000%, 05/22/2018	890,802	872,801
Las Vegas Sands LLC
3.250%, 12/19/2020	218,350	217,882
McGraw-Hill Global Education
Holdings LLC
5.750%, 03/22/2019	168,584	168,654
MGM Resorts International
3.500%, 12/20/2019	98,250	96,858
Party City Holdings, Inc.
TBD 07/27/2019 (T)	100,000	98,938
PF Chang’s China Bistro, Inc.
4.250%, 07/02/2019	694,633	674,663
Pilot Travel Centers LLC
TBD 10/03/2021 (T)	225,000	225,563
Station Casinos LLC
4.250%, 03/02/2020	818,827	812,003
Tribune Media Company
TBD 12/27/2020 (T)	225,000	223,875
Univision Communications, Inc.
4.000%, 03/01/2020	1,452,300	1,437,160
Village Roadshow, Ltd.
4.750%, 11/21/2017	33,238	32,905
Weight Watchers International, Inc.
4.000%, 04/02/2020	671,030	518,091
WideOpenWest Finance LLC
TBD 04/01/2019 (T)	225,000	224,438
		10,618,059
Consumer staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	522,500	521,651
Sprouts Farmers Markets Holdings LLC
TBD 04/23/2020 (T)	100,000	99,917
		621,568
Energy - 0.2%
EMG Utica LLC TBD 03/27/2020 (T)	225,000	222,188
Foresight Energy LLC
5.500%, 08/23/2020	158,500	158,698
MEG Energy Corp.
3.750%, 03/31/2020	122,791	119,415
Murray Energy Corp.
5.250%, 12/05/2019	174,125	173,690
Philadelphia Energy Solutions Refining
and Marketing LLC
6.250%, 04/04/2018	471,099	445,777
TGGT Holdings LLC
6.500%, 11/15/2018	288,750	282,975
		1,402,743
Financials - 0.3%
Asurion LLC
5.000%, 05/24/2019	1,044,434	1,039,399
8.500%, 03/03/2021	625,000	628,906
Capital Automotive LP
TBD 04/10/2019 (T)	175,000	174,508
TBD 04/30/2020 (T)	175,000	176,750
CeramTec Acquisition Corp.
4.250%, 08/30/2020	6,950	6,924
Gardner Denver, Inc.
4.250%, 07/30/2020	198,000	192,967
Terra-Gen Finance Company LLC
TBD 11/26/2021 (T)	225,000	223,875
TPF II LC LLC TBD 10/02/2021 (T)	175,000	176,094
		2,619,423
Health care - 0.2%
Biomet, Inc.
3.655%, 07/25/2017	181,218	180,935
Carecore National LLC
TBD 03/06/2021 (T)	25,000	25,048
Community Health
Systems, Inc. 01/27/2021	375,000	375,762
HCA, Inc.
2.983%, 05/01/2018	349,748	348,510
MPH Acquisition Holdings LLC
TBD 03/31/2021 (T)	175,000	172,156
Ortho-Clinical Diagnostics, Inc.
4.750%, 06/30/2021	249,375	246,812
Surgery Center Holdings, Inc.
5.250%, 11/03/2020	175,000	174,854
		1,524,077
Industrials - 0.1%
B/E Aerospace, Inc. TBD 11/19/2021 (T)	50,000	50,094
CAMP International Holding Company
TBD 05/31/2019 (T)	175,000	175,875
CeramTec GmbH
4.250%, 08/30/2020	20,942	20,863
CeramTec Service GmbH
4.250%, 08/30/2020	70,058	69,795
Husky Injection Molding Systems, Ltd.
4.250%, 06/30/2021	149,430	147,889

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Industrials (continued)
Navistar, Inc.
5.750%, 08/17/2017	$150,000	$151,594
Tervita Corp.
6.250%, 05/15/2018	223,734	204,381
TransUnion LLC TBD 04/09/2021 (T)	225,000	222,844
		1,043,335
Information technology - 0.3%
Activision Blizzard, Inc.
3.250%, 10/12/2020	190,688	190,767
Altice Financing SA TBD 07/02/2019 (T)	325,000	325,813
Dell International LLC
4.500%, 04/29/2020	397,258	397,619
First Data Corp.
4.155%, 03/24/2021	737,724	732,376
Infor US, Inc. TBD 06/03/2020 (T)	225,000	221,859
Kronos, Inc. TBD 10/30/2019 (T)	375,000	375,281
Vantiv LLC
3.750%, 06/13/2021	274,313	272,769
Zayo Group LLC TBD 07/02/2019 (T)	175,000	174,635
Zebra Technologies Corp.
4.750%, 10/27/2021	175,000	176,356
		2,867,475
Materials - 0.0%
Eagle Spinco, Inc.
3.500%, 01/28/2017	97,559	97,396
Univar, Inc. 06/30/2017	225,000	223,664
		321,060
Telecommunication services - 0.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	663,704	659,833
Level 3 Financing, Inc.
4.500%, 01/31/2022	150,000	150,482
Telesat Canada TBD 03/28/2019 (T)	325,000	321,614
		1,131,929
Utilities - 0.1%
Equipower Resources Holdings LLC
4.250%, 12/21/2018	558,726	558,260
4.250%, 12/31/2019	691,253	690,389
		1,248,649
TOTAL TERM LOANS (Cost $23,528,307)		$23,398,318

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.3%
Commercial and residential - 2.6%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.395%, 11/25/2035 (P)	2,799	2,776
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.434%, 12/25/2034 (P)	135,823	130,058
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	232,695
Series 2006-2, Class A4,
5.917%, 05/10/2045 (P)	210,000	220,192
Series 2006-3, Class AM,
6.046%, 07/10/2044 (P)	300,000	309,985
Series 2006-4, Class A4,
5.634%, 07/10/2046	241,551	253,949
Series 2006-5, Class AM,
5.448%, 09/10/2047	435,000	459,146
Series 2007-4, Class A4,
5.947%, 02/10/2051 (P)	112,884	124,020
Series 2007-4, Class AM,
6.014%, 02/10/2051 (P)	220,000	241,445
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.455%, 02/20/2035 (P)	6,157	5,810
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	307,980
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,035,773
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.659%, 03/25/2035 (P)	100,979	91,461
Series 2004-A, Class 2A2,
2.698%, 02/25/2034 (P)	42,160	41,844
Series 2004-D, Class 2A2,
2.659%, 05/25/2034 (P)	20,748	20,661
Series 2004-H, Class 2A2,
2.676%, 09/25/2034 (P)	56,520	56,319
Series 2004-I, Class 3A2,
2.620%, 10/25/2034 (P)	11,409	11,342
Series 2005-J, Class 3A1,
2.703%, 11/25/2035 (P)	91,761	86,384
Bear Stearns ALT-A Trust, Series 2006-1,
Class 11A1 0.635%, 02/25/2036 (P)	162,252	133,879
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	168,103	168,570
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	597,695	632,558
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	246,538	248,436
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1,
1.242%, 05/10/2047	111,519	111,506
Series 2014-GC21, Class AS,
4.026%, 05/10/2047	615,000	645,989
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	590,000	616,958
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AM 5.958%, 05/15/2046 (P)	150,000	163,558
Commercial Mortgage Pass
Through Certificates
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	45,847
Series 2013-CR13, Class C,
4.914%, 12/10/2023 (P)	165,000	175,265
Series 2014-CR15, Class A1,
1.218%, 02/10/2047	301,791	301,037
Series 2014-CR15, Class C,
4.919%, 02/10/2047 (P)	145,000	154,514

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2014-CR17, Class A1,
1.275%, 05/10/2047	$83,987	$84,076
Series 2014-CR18, Class A1,
1.442%, 07/15/2047	76,032	75,975
Series 2014-CR20, Class A1,
1.324%, 11/10/2047	39,564	39,493
Series 2014-CR20, Class A4,
3.590%, 11/10/2047	80,000	83,050
Series 2014-LC17, Class A1,
1.381%, 10/10/2047	48,600	48,797
Series 2014-TWC, Class A,
1.004%, 02/13/2032 (P) (S)	280,000	279,753
Series 2014-UBS2, Class A1,
1.298%, 03/10/2047	73,233	73,284
Series 2014-UBS4, Class A1,
1.309%, 08/10/2047	18,984	18,982
Series 2014-UBS5, Class A1,
1.373%, 09/10/2047	165,903	166,357
Series 2014-UBS6, Class A1,
1.445%, 12/10/2047	60,000	59,999
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	400,000	411,982
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	305,000	321,601
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	400,000	425,574
CSMC, Series 2014-ICE, Class A
0.954%, 04/15/2027 (P) (S)	200,000	200,246
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.555%, 04/25/2035 (P)	102,355	89,865
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
0.994%, 09/19/2044 (P)	108,397	103,341
Series 2004-AR4, Class 2A1A,
0.514%, 01/19/2045 (P)	461,437	405,606
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
3.230%, 10/18/2054 (P) (S)	183,453	185,644
Series 2012-1A, Class 3A1,
1.730%, 10/18/2054 (P) (S)	210,000	214,929
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.073%, 06/19/2035 (P)	30,089	30,054
GreenPoint MTA Trust, Series 2005-AR1,
Class A1 0.635%, 06/25/2045 (P)	189,681	150,205
GS Mortgage Securities Trust
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	215,000	222,043
Series 2014-GC20, Class A1,
1.343%, 04/10/2047	59,543	59,528
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	180,000	191,899
Series 2014-GC22, Class A1,
1.290%, 06/10/2047	80,088	80,148
Series 2014-GC24, Class A1,
1.509%, 09/10/2047	141,314	142,073
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.374%, 05/19/2035 (P)	54,425	45,291
Series 2006-9, Class 2A1A,
0.364%, 11/19/2036 (P)	579,083	427,047
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.880%, 10/15/2054 (P) (S)	464,456	466,272
Series 2012-3A, Class B1,
2.430%, 10/15/2054 (P) (S)	250,000	259,946
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.425%, 10/25/2035 (P)	159,027	144,700
Series 2005-4, Class A2,
0.485%, 10/25/2035 (P)	109,231	97,851
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.935%, 10/25/2036 (P)	230,688	178,504
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A1,
1.266%, 04/15/2047	93,221	93,271
Series 2014-C19, Class AS,
4.243%, 04/15/2047 (P)	200,000	213,922
Series 2014-C21, Class A1,
1.322%, 08/15/2047	57,136	57,163
Series 2014-C22, Class A1,
1.451%, 09/15/2047	33,818	33,904
Series 2014-C23, Class A1,
1.650%, 09/15/2047	49,055	49,348
Series 2014-C24, Class A1,
1.539%, 11/15/2047	19,814	19,848
Series 2014-C25, Class A5,
3.672%, 11/15/2047	155,000	161,578
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.345%, 06/25/2037 (P)	72,495	68,333
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	75,000	79,203
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	351,668	378,062
Series 2007-CB19, Class A4,
5.891%, 02/12/2049 (P)	655,000	711,189
Series 2007-CB19, Class AM,
5.891%, 02/12/2049 (P)	740,000	789,815
Series 2007-LD11, Class AM,
5.974%, 06/15/2049 (P)	80,000	83,853
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	371,819
Series 2007-LD12, Class AM,
6.197%, 02/15/2051 (P)	270,000	296,591
Series 2013-C16, Class A1,
1.223%, 12/15/2046	149,619	149,664
Series 2014-C20, Class A1,
1.268%, 07/15/2047	69,587	69,594
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	1,537	1,537
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	876,404	936,652

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.455%, 10/25/2035 (P)	$177,505	$134,541
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	5,610	5,699
Series 2005-C5, Class A4,
4.954%, 09/15/2030	33,702	34,001
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	54,740	55,553
Series 2007-C1, Class A4,
5.424%, 02/15/2040	131,330	141,436
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	225,000	238,537
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	175,000	191,089
Series 2008-C1, Class A2,
6.319%, 04/15/2041 (P)	630,000	699,923
Series 2008-C1, Class AM,
6.319%, 04/15/2041 (P)	65,000	72,250
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	333,177
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.498%, 12/25/2035 (P)	125,000	120,600
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	295,000	314,258
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A1,
1.250%, 02/15/2047	68,300	68,165
Series 2014-C15, Class B,
4.565%, 04/15/2047 (P)	135,000	142,922
Series 2014-C16, Class A1,
1.294%, 06/15/2047	61,432	61,223
Series 2014-C17, Class A1,
1.551%, 08/15/2047	48,167	48,288
Series 2014-C18, Class A1,
1.686%, 10/15/2047	73,846	74,333
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	1,944	1,942
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	204,748	215,977
Series 2007-IQ14, Class AM,
5.867%, 04/15/2049 (P)	105,000	109,729
Series 2007-IQ14, Class AMFX,
5.867%, 04/15/2049 (P)	340,000	355,416
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
2.205%, 02/25/2040 (P)	3,362	3,294
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	338,468	325,458
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	166,489	164,850
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.526%, 04/25/2037 (P)	98,041	89,024
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.625%, 03/15/2025 (P)	2,187	2,379
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	108,697
WaMu Mortgage Pass
Through Certificates
Series 2005-AR11, Class A1C3,
0.665%, 08/25/2045 (P)	120,095	105,893
Series 2005-AR12, Class 2A1,
2.376%, 09/25/2035 (P)	26,282	26,625
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)	28,658	27,398
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-G, Class A3,
2.607%, 06/25/2034 (P)	31,681	31,731
Series 2006-2, Class 2A1,
0.855%, 03/25/2036 (P)	108,996	88,619
Series 2003-O, Class 5A1,
2.490%, 01/25/2034 (P)	49,886	49,550
WF-RBS Commercial Mortgage Trust
Series 2011-C2, 1.283%, 05/15/2047	156,079	156,345
Series 2011-C2, 4.176%, 05/15/2047	325,000	346,411
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	276,700
Series 2014-C19, Class AS,
4.271%, 03/15/2047	280,000	300,820
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	85,000	92,200
Series 2014-C21, Class A1,
1.413%, 08/15/2047	129,690	130,112
Series 2014-C22, Class A1,
1.479%, 09/15/2057	102,518	102,894
Series 2014-C23, Class A1,
1.663%, 10/15/2057	39,244	39,508
Series 2014-C24, Class A5,
3.607%, 11/15/2047	75,000	78,035
Series 2014-LC14, Class A1,
1.193%, 03/15/2047	101,827	101,878
		23,446,898
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.802%, 08/01/2028 (Z)	2,014	1,856
Series 2014-DN3, Class M2,
2.555%, 08/25/2024 (P)	250,000	248,006
Series 2014-HQ2, Class M1,
1.605%, 09/25/2024 (P)	247,565	246,840
Series 2014-HQ2, Class M2,
2.355%, 09/25/2024 (P)	250,000	242,120
Series 2014-HQ3, Class M1,
1.805%, 10/25/2024 (P)	248,774	248,774
Series 3153, Class UG,
0.604%, 05/15/2036 (P)	36,319	36,617
Series 3913, Class FA,
0.654%, 08/15/2041 (P)	193,204	194,918
Series 4077, Class MF,
0.654%, 07/15/2042 (P)	332,740	335,447
Series K025, Class A1,
1.875%, 04/25/2022	219,069	219,340
Series K502, Class A2,
1.426%, 08/25/2017	400,000	403,811

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K712, Class A1,
1.369%, 05/25/2019	$299,883	$301,259
Federal National Mortgage Association
Series 2006-114, Class HE,
5.500%, 12/25/2036	110,000	125,980
Series 2012-79, Class FM,
0.605%, 07/25/2042 (P)	114,711	115,062
Series 2014-C04, Class 1M1,
2.055%, 11/25/2024 (P)	395,000	395,000
Series 2014-C04, Class 2M1,
2.255%, 11/25/2024 (P)	205,000	204,851
Series 319, Class 2 IO,
6.500%, 02/25/2032	5,931	1,046
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.311%, 03/16/2028 (Z)	10,385	9,917
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	11,424	11,556
Series 2004-47, Class QV,
6.000%, 09/16/2020	380,828	396,902
Series 2009-116, Class DN,
4.750%, 07/16/2038	275,000	309,000
Series 2009-75, Class G,
4.500%, 07/20/2030	3,333	3,355
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	174,610	17,767
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	908,678	95,679
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	748,219	75,302
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	48,598	1,245
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	65,365
Series 2010-144, Class BC,
4.000%, 09/16/2039	285,000	310,398
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	436,706
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,161,507	237,750
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	2,214,133	223,855
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	599,824	29,484
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	1,609,206	182,066
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	289,762	30,539
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	261,104	26,377
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	529,815
Series 2011-133, Class GB,
3.500%, 09/20/2041	100,000	103,303
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	128,741	6,608
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	447,679	62,197
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	485,252
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	78,240	10,175
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	214,865	43,623
		7,025,163
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $30,235,071)		$30,472,061

ASSET BACKED SECURITIES - 3.2%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	200,224
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	102,066
Series 2014-SN1, Class A3,
0.750%, 02/21/2017	160,000	159,924
Ally Master Owner Trust, Series 2012-5,
Class A
1.540%, 09/15/2019	535,000	535,321
American Express Credit
Account Master Trust
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,716
Series 2014-1, Class A,
0.524%, 12/15/2021 (P)	365,000	364,625
Series 2014-2, Class A,
1.260%, 01/15/2020	195,000	195,571
AmeriCredit
Automobile Receivables Trust
Series 2011-1, Class C,
2.850%, 08/08/2016	35,316	35,445
Series 2012-1, Class B,
1.730%, 02/08/2017	61,167	61,295
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,408
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,894
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	140,222
Series 2014-2, Class B,
1.600%, 07/08/2019	130,000	129,819
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	141,431
ARI Fleet Lease Trust, Series 2014-A,
Class A2
0.810%, 11/15/2022 (S)	200,000	199,993
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	410,000	408,606
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	300,000	307,805
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	585,000	591,072
BA Credit Card Trust, Series 2014-A2,
Class A
0.424%, 09/16/2019 (P)	475,000	474,922
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	12,265	12,291

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Barclays Dryrock Issuance Trust,
Series 2014-2, Class A
0.494%, 03/16/2020 (P)	$215,000	$215,066
Cabela’s Master Credit Card Trust,
Series 2014-1, Class A
0.504%, 03/16/2020 (P)	75,000	74,971
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	220,299
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	30,079
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	30,087
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	176,075
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	843,664
Series 2014-1, Class A3,
1.320%, 06/20/2018	135,000	135,750
Series 2014-1, Class B,
2.220%, 01/22/2019	40,000	40,532
Series 2014-1, Class C,
2.840%, 04/22/2019	55,000	56,044
Series 2014-2, Class A3,
1.260%, 05/21/2018	270,000	271,217
Series 2014-2, Class B,
2.030%, 12/20/2018	85,000	85,467
Series 2014-2, Class C,
2.410%, 05/20/2019	75,000	75,425
Series 2014-3, Class A3,
1.480%, 11/20/2018	115,000	115,486
CarMax Auto Owner Trust
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	152,538
Series 2014-1, Class B,
1.690%, 08/15/2019	20,000	19,927
Series 2014-1, Class C,
1.930%, 11/15/2019	30,000	29,922
Series 2014-1, Class D,
2.430%, 08/17/2020	295,000	292,673
CCG Receivables Trust, Series 2014-1,
Class A2
1.060%, 11/15/2021 (S)	400,000	400,012
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	10,331	10,142
Series 2002-4, Class 2A1,
0.895%, 10/25/2032 (P)	5,302	4,937
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	455,000	456,462
Series 2014-A5, Class A5,
0.525%, 04/15/2021 (P)	370,000	370,706
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.320%, 09/07/2018	150,000	151,256
Series 2014-A2, Class A2,
1.020%, 02/22/2019	310,000	309,970
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	640,263	655,658
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	291,016
Series 2013-C, Class A3,
1.020%, 08/15/2018	140,000	140,518
Series 2014-A, Class A3,
0.840%, 05/15/2019	135,000	134,900
Series 2014-C, Class A3,
1.050%, 11/15/2019	135,000	134,830
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.760%, 01/25/2034 (P)	74,237	69,178
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.270%, 05/20/2026 (S)	309,900	312,487
Series 2014-1, Class A,
2.540%, 05/20/2027 (S)	605,000	603,987
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	250,000	249,853
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	657,050	697,142
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	320,000	319,993
Enterprise Fleet Financing LLC
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	227,173	227,908
Series 2014-2, Class A2,
1.050%, 03/20/2020 (S)	435,000	435,317
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A
1.060%, 08/15/2018 (S)	121,635	121,511
Ford Credit Auto Lease Trust
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,345
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,591
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	114,849
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,313
Series 2014-B, Class A4,
1.100%, 11/15/2017	105,000	105,529
Ford Credit Auto Owner Trust
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	225,000	227,297
Series 2014-C, Class A3,
1.060%, 05/15/2019	135,000	135,102
Series 2014-C, Class A4,
1.560%, 02/15/2020	95,000	95,168
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	639,485
Series 2014-4, Class A1,
1.400%, 08/15/2019	155,000	155,430
GE Capital Credit Card Master Note Trust
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	200,000	203,012
Series 2011-2, Class A,
0.634%, 05/15/2019 (P)	190,000	190,163
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	482,331

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.555%, 04/20/2018 (P)	$205,000	$205,557
Series 2014-1, Class A,
0.536%, 07/20/2019 (P)	205,000	204,786
Series 2014-2, Class A,
0.605%, 10/20/2019 (P)	185,000	185,043
GE Equipment Small Ticket LLC
Series 2013-1A, Class A3,
1.020%, 02/24/2017 (S)	300,000	301,014
Series 2014-1A, Class A3,
0.950%, 09/25/2017 (S)	285,000	285,772
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%, 08/23/2022	75,000	75,286
GreatAmerica Leasing Receivables
Series 2014-1, Class A3,
0.890%, 07/15/2017 (S)	165,000	165,203
Series 2014-1, Class A4,
1.470%, 08/15/2020 (S)	135,000	134,888
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.435%, 10/25/2035 (P)	54,731	50,011
Series 2005-14, Class 2A3,
0.505%, 12/25/2035 (P)	79,368	65,625
Series 2005-MTR1, Class A4,
0.525%, 10/25/2035 (P)	354,239	339,293
Series 2007-7, Class 2A1,
0.210%, 07/25/2037 (P)	237,576	207,411
GSAA Trust, Series 2005-8, Class A3
0.585%, 06/25/2035 (P)	221,987	208,074
Hilton Grand Vacations Trust,
Series 2014-AA, Class A
1.770%, 11/25/2026 (S)	441,065	438,089
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,209
Series 2014-4, Class A3,
0.990%, 09/17/2018	115,000	114,980
Series 2014-4, Class A4,
1.460%, 10/15/2020	75,000	74,994
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.325%, 05/25/2037 (P)	128,913	124,474
Huntington Auto Trust
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	177,117
Series 2012-1, Class A3,
0.810%, 09/15/2016	89,001	89,079
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A4
1.260%, 09/17/2018 (S)	135,000	135,335
Hyundai Auto Receivables Trust
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	133,487
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,938
Invitation Homes Trust
Series 2013-SFR1, Class A,
1.400%, 12/17/2030 (P) (S)	103,345	102,891
Series 2014-SFR1, Class A,
1.155%, 06/17/2031 (P) (S)	260,000	256,821
Kubota Credit Owner Trust
Series 2014-1A, Class A2,
0.580%, 02/15/2017 (S)	175,000	174,984
Series 2014-1A, Class A4,
1.670%, 07/15/2020 (S)	540,000	541,055
MMAF Equipment Finance LLC,
Series 2014-AA, Class A3
0.870%, 01/08/2019 (S)	345,000	344,819
Motor PLC
Series 2013-1A, Class A1,
0.655%, 02/25/2021 (P) (S)	91,667	91,683
Series 2014-1A, Class A1,
0.635%, 08/25/2021 (P) (S)	172,433	172,555
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	76,667	35,018
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	140,376	140,593
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	196,084	195,767
Navistar Financial
Dealer Note Master Trust
Series 2013-1, Class A,
0.822%, 01/25/2018 (P) (S)	220,000	220,025
Series 2013-2, Class A,
0.832%, 09/25/2018 (P) (S)	140,000	140,218
Nissan Auto Lease Trust, Series 2013-B,
Class A3
0.750%, 06/15/2016	85,000	85,112
Nissan Auto Receivables Owner Trust
Series 2013-C, Class A3,
0.670%, 08/15/2018	360,000	360,121
Series 2014-A, Class A3,
0.720%, 08/15/2018	235,000	234,896
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A
2.280%, 11/15/2019 (S)	470,000	479,953
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	8,227	7,982
SBA Tower Trust
Series 2014-1A, Class C,
2.898%, 10/15/2019 (S)	470,000	474,135
Series 2014-2A, Class C,
3.869%, 10/15/2024 (S)	360,000	364,532
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	141,917	141,892
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	174,419	176,062
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	220,119	220,019
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	386,721	389,445
Series 2014-2A, Class A,
2.050%, 06/20/2031 (S)	103,214	103,905
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	540,000	540,163
SLM Student Loan Trust, Series 2008-4,
Class A2
1.283%, 07/25/2016 (P)	41,308	41,431

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMART Trust
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	$480,000	$484,324
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	173,963	173,894
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	189,152
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	65,739	65,799
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,736
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	233,238
Series 2014-1US, Class A3A,
0.950%, 02/14/2018	225,000	224,639
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A,
1.610%, 11/15/2020	210,000	210,131
Series 2014-1, Class B,
1.810%, 11/15/2020	225,000	225,636
Series 2014-1, Class C,
1.910%, 11/15/2020	105,000	105,297
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	31,397	32,345
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	17,500	17,512
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	170,000	169,561
Volkswagen Auto Lease Trust,
Series 2014-A, Class A3
0.800%, 04/20/2017	140,000	140,145
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Class A4
1.390%, 05/20/2021	250,000	249,150
Volvo Financial Equipment LLC,
Series 2014-1A, Class A3
0.820%, 04/16/2018 (S)	105,000	105,021
Wheels SPV LLC
Series 2012-1, Class A2,
1.190%, 03/20/2021 (S)	17,872	17,883
Series 2014-1A, Class A2,
0.840%, 03/20/2023 (S)	200,000	199,710
Series 2014-1A, Class A3,
1.460%, 03/20/2023 (S)	200,000	200,264
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4
1.370%, 01/15/2020	85,000	85,412
TOTAL ASSET BACKED SECURITIES (Cost $29,327,912)		$29,470,861

COMMON STOCKS - 12.5%
Consumer discretionary - 1.6%
Altice SA (I)	2,822	189,515
Cablevision Systems Corp., Class A (L)	30,100	611,632
Carnival Corp.	27,600	1,218,816
Coach, Inc.	8,300	308,096
Comcast Corp., Class A	10,200	581,808
Ford Motor Company	42,100	662,233
General Motors Company	23,699	792,258
Genuine Parts Company	7,900	811,962
Johnson Controls, Inc.	16,200	810,000
Kohl’s Corp.	23,100	1,377,222
Liberty Global PLC, Series C (I)	2,100	104,832
Macy’s, Inc.	16,300	1,058,033
Mattel, Inc.	41,200	1,299,860
McDonald’s Corp.	2,000	193,620
News Corp., Class A (I)	20,700	321,264
Pearson PLC	19,189	368,300
Staples, Inc.	58,700	825,322
The Madison Square
Garden, Inc., Class A (I)	2,125	155,210
The New York Times Company, Class A	26,500	336,285
The Walt Disney Company	6,900	638,319
Tiffany & Company	900	97,128
Time Warner, Inc.	18,233	1,551,993
Whirlpool Corp.	600	111,702
		14,425,410
Consumer staples - 0.6%
Archer-Daniels-Midland Company	25,700	1,353,876
Avon Products, Inc.	43,600	426,408
Campbell Soup Company (L)	17,700	801,456
ConAgra Foods, Inc.	4,300	157,036
Kellogg Company	3,200	212,000
McCormick & Company, Inc.	6,700	498,011
PepsiCo, Inc.	10,100	1,011,010
The Clorox Company	9,500	965,390
		5,425,187
Energy - 1.5%
Anadarko Petroleum Corp.	8,400	664,860
Apache Corp.	26,200	1,679,158
BP PLC, ADR	14,300	562,276
Chevron Corp.	20,300	2,210,061
ConocoPhillips	6,600	436,062
CONSOL Energy, Inc.	25,800	1,009,554
Diamond Offshore Drilling, Inc. (L)	16,000	469,920
Exxon Mobil Corp.	23,800	2,154,852
Hess Corp.	16,500	1,203,345
Murphy Oil Corp.	19,900	963,558
Royal Dutch Shell PLC, ADR	23,600	1,567,276
Schlumberger, Ltd.	9,400	807,930
Talisman Energy, Inc.	65,200	307,092
		14,035,944
Financials - 2.5%
American Express Company	13,600	1,256,912
Bank of America Corp.	120,185	2,047,952
Digital Realty Trust, Inc.	8,400	590,268
JPMorgan Chase & Company	53,300	3,206,528
Legg Mason, Inc.	8,500	482,375
Loews Corp.	15,100	628,764
Marsh & McLennan Companies, Inc.	30,900	1,748,631
MetLife, Inc.	13,200	734,052
Northern Trust Corp.	18,100	1,225,913
Rayonier, Inc.	9,700	264,616
Regions Financial Corp.	42,700	429,989
Sun Life Financial, Inc. (L)	13,600	507,824
SunTrust Banks, Inc.	30,500	1,198,345
The Bank of New York Mellon Corp.	1,000	40,030
The Chubb Corp.	6,000	618,300
The PNC Financial Services Group, Inc.	20,300	1,775,641
U.S. Bancorp	49,700	2,196,740
Wells Fargo & Company	49,400	2,691,312
Weyerhaeuser Company	29,389	1,037,726

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Willis Group Holdings PLC		6,900	$294,699
			22,976,617
Health care - 0.9%
Bristol-Myers Squibb Company		25,400	1,499,870
GlaxoSmithKline PLC		25,374	588,658
Johnson & Johnson		18,800	2,035,100
Merck & Company, Inc.		26,900	1,624,760
Pfizer, Inc.		51,706	1,610,642
Quest Diagnostics, Inc.		12,200	796,782
			8,155,812
Industrials - 1.8%
Deere & Company		10,700	926,834
Eaton Corp. PLC		8,968	608,299
Emerson Electric Company		20,900	1,332,375
General Electric Company		128,800	3,411,912
Honeywell International, Inc.		14,300	1,416,701
Illinois Tool Works, Inc.		20,900	1,984,037
Joy Global, Inc.		13,400	657,136
Masco Corp.		29,700	718,740
Stanley Black & Decker, Inc.		11,100	1,048,284
The Boeing Company		9,900	1,330,164
United Parcel Service, Inc., Class B		12,700	1,395,984
USG Corp. (I) (L)		15,600	449,436
Xylem, Inc.		21,100	808,974
			16,088,876
Information technology - 1.6%
Analog Devices, Inc.		16,800	917,952
Apple, Inc.		9,000	1,070,370
Applied Materials, Inc.		51,100	1,228,955
CA, Inc.		11,100	345,765
Cisco Systems, Inc.		44,300	1,224,452
Computer Sciences Corp.		9,500	602,110
Corning, Inc.		51,700	1,086,734
Dell, Inc. (I)		93,900	1,374,371
Harris Corp.		16,300	1,168,221
International Business Machines Corp.		6,300	1,021,671
Microsoft Corp.		24,900	1,190,469
Motorola Solutions, Inc.		2,100	138,012
QUALCOMM, Inc.		17,300	1,261,170
Texas Instruments, Inc.		18,600	1,012,212
The Western Union Company (L)		28,700	533,246
			14,175,710
Materials - 0.7%
E.I. du Pont de Nemours & Company		10,700	763,980
International Paper Company		30,100	1,619,982
MeadWestvaco Corp.		16,400	734,720
Newmont Mining Corp.		23,800	437,920
Nucor Corp.		21,100	1,131,593
Potash Corp. of Saskatchewan, Inc.		15,400	535,304
Vulcan Materials Company		14,000	925,400
			6,148,899
Telecommunication services - 0.5%
AT&T, Inc.		49,635	1,756,086
CenturyLink, Inc.		17,975	732,841
T-Mobile US, Inc. (I)		5,700	166,383
Telefonica SA		35,991	576,943
Verizon Communications, Inc.		20,400	1,032,036
Verizon Communications, Inc.		3,991	201,579
Vodafone Group PLC		72,809	266,504
			4,732,372
Utilities - 0.8%
AES Corp.		30,500	423,035
Duke Energy Corp.		19,043	1,540,579
Entergy Corp.		16,000	1,342,400
Exelon Corp.		28,300	1,023,611
FirstEnergy Corp.		22,300	822,424
NiSource, Inc.		37,600	1,573,184
Xcel Energy, Inc.		23,800	807,772
			7,533,005
TOTAL COMMON STOCKS (Cost $83,789,201)			$113,697,832

PREFERRED SECURITIES - 0.2%
Energy - 0.0%
Penn Virginia Corp., 6.000% (S)		2,126	122,838
Financials - 0.2%
Ally Financial, Inc., 7.000% (S)		925	928,498
American Tower Corp., 5.250%		1,249	145,396
Crown Castle International Corp., 4.500%		2,250	238,500
			1,312,394
TOTAL PREFERRED SECURITIES (Cost $1,351,267)			$1,435,232

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.1118% (W) (Y)		308,583	3,087,831
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,087,801)			$3,087,831

SHORT-TERM INVESTMENTS - 4.4%
Foreign government - 0.0%
Arab Republic of Egypt 10.415%,
03/31/2015 *	EGP	650,000	87,638
U.S. Government - 0.1%
U.S. Treasury Bills 0.051%, 01/08/2015 *		$350,000	349,995
Money market funds - 4.1%
T. Rowe Price Investment Reserve
Fund, 0.0593% (Y)		37,581,722	37,581,722
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 11/28/2014 at
0.000% to be repurchased at $2,030,000
on 12/01/2014, collateralized by
$2,080,000 Federal National Mortgage
Association, 1.060% due 10/12/2017
(valued at $2,074,800,
including interest)		2,030,000	2,030,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,049,271)			$40,049,355
Total Investments (Spectrum Income Fund)
(Cost $892,913,195) - 101.8%			$927,829,824
Other assets and liabilities, net - (1.8%)			(16,147,741)
TOTAL NET ASSETS - 100.0%			$911,682,083

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.7%
Consumer discretionary - 11.3%
Auto components - 0.6%
Aisin Seiki Company, Ltd.	16,700	$597,140
American Axle &
Manufacturing Holdings, Inc. (I)	8,546	182,372
BorgWarner, Inc.	45,069	2,549,103
Bridgestone Corp.	56,800	1,953,188
Cheng Shin Rubber Industry Company, Ltd.	175,516	406,367
Cie Generale des Etablissements Michelin	16,159	1,485,676
Continental AG	9,523	2,002,543
Cooper Tire & Rubber Company	7,981	270,795
Cooper-Standard Holding, Inc. (I)	1,684	90,532
Dana Holding Corp.	19,864	421,117
Delphi Automotive PLC	58,451	4,264,000
Denso Corp.	42,500	1,985,461
Dorman Products, Inc. (I)	3,431	162,389
Drew Industries, Inc.	2,969	139,840
Federal-Mogul Holdings Corp. (I)	3,742	58,076
Fox Factory Holding Corp. (I)	1,568	21,497
Fuel Systems Solutions, Inc. (I)	2,126	20,984
Gentex Corp.	38,210	1,358,748
Gentherm, Inc. (I)	4,498	169,530
GKN PLC	88,223	474,948
Halla Visteon Climate Control Corp.	2,510	95,540
Hankook Tire Company, Ltd.	4,643	229,456
Hyundai Mobis Company, Ltd.	4,360	968,510
Hyundai Wia Corp.	939	148,877
Johnson Controls, Inc.	130,993	6,549,591
Koito Manufacturing Company, Ltd.	8,400	264,018
Magna International, Inc. (L)	19,471	2,099,326
Modine Manufacturing Company (I)	6,133	74,639
Motorcar Parts of America, Inc. (I)	1,952	65,880
NGK Spark Plug Company, Ltd.	15,600	470,294
NHK Spring Company, Ltd.	14,400	124,760
NOK Corp.	8,100	202,078
Nokian Renkaat OYJ	9,874	278,443
Pirelli & C. SpA	20,422	289,343
Remy International, Inc.	1,873	34,463
Shiloh Industries, Inc. (I)	1,134	18,371
Spartan Motors, Inc.	4,889	24,494
Standard Motor Products, Inc.	2,500	95,375
Stanley Electric Company, Ltd.	12,400	268,862
Stoneridge, Inc. (I)	3,813	41,409
Strattec Security Corp.	466	48,352
Sumitomo Electric Industries, Ltd.	65,800	856,379
Sumitomo Rubber Industries, Ltd.	14,500	220,962
Superior Industries International, Inc.	3,043	55,139
Tenneco, Inc. (I)	7,679	417,354
The Goodyear Tire & Rubber Company	54,730	1,500,149
The Yokohama Rubber Company, Ltd.	18,000	165,585
Tower International, Inc. (I)	2,616	66,786
Toyoda Gosei Company, Ltd.	5,100	99,743
Toyota Industries Corp.	14,300	715,709
Valeo SA	6,575	808,931
		35,913,124
Automobiles - 1.2%
Astra International Tbk PT	1,876,708	1,094,400
Bayerische Motoren Werke AG	28,673	3,275,495
Brilliance China Automotive Holdings, Ltd.	316,000	538,576
Byd Company, Ltd., H Shares (L)	68,994	416,778
China Motor Corp.	60,000	53,200
Chongqing Changan Automobile
Company, Ltd., Class B	88,300	187,210
Daihatsu Motor Company, Ltd.	16,500	225,957
Daimler AG	83,333	7,024,854
Dongfeng Motor Group Company, Ltd.,
H Shares	292,780	445,897
Fiat Chrysler Automobiles NV (I)(L)	76,105	950,131
Ford Motor Company	764,033	12,018,239
Ford Otomotiv Sanayi AS	6,983	93,875
Fuji Heavy Industries, Ltd.	51,300	1,873,864
Geely Automobile Holdings, Ltd.	555,000	240,568
General Motors Company	265,039	8,860,254
Great Wall Motor Company, Ltd., H Shares	109,250	552,166
Guangzhou Automobile Group Company, Ltd.,
H Shares	229,219	215,743
Harley-Davidson, Inc.	43,037	2,998,818
Honda Motor Company, Ltd.	142,300	4,302,867
Hyundai Motor Company	9,866	1,585,029
Isuzu Motors, Ltd.	51,900	678,534
Kia Motors Corp.	16,824	841,603
Mahindra & Mahindra, Ltd., ADR	1,434	30,616
Mahindra & Mahindra, Ltd., GDR	21,771	465,008
Mazda Motor Corp.	47,200	1,223,920
Mitsubishi Motors Corp.	55,800	572,997
Nissan Motor Company, Ltd.	217,200	2,026,466
Peugeot SA (I)	33,374	426,922
Renault SA	16,731	1,342,596
Suzuki Motor Corp.	31,900	1,005,271
Tata Motors, Ltd., ADR	9,836	449,112
Thor Industries, Inc.	12,120	712,171
Tofas Turk Otomobil Fabrikasi AS	12,673	90,175
Toyota Motor Corp.	240,600	14,791,966
UMW Holdings BHD	54,200	181,141
Volkswagen AG	2,571	581,719
Winnebago Industries, Inc.	3,483	87,702
Yamaha Motor Company, Ltd.	23,000	490,145
Yulon Motor Company, Ltd.	90,000	135,092
		73,087,077
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,929	176,062
Genuine Parts Company	30,257	3,109,814
Imperial Holdings, Ltd.	17,611	318,284
Jardine Cycle and Carriage, Ltd.	13,254	432,668
LKQ Corp. (I)	78,888	2,291,696
Pool Corp.	5,748	341,489
VOXX International Corp. (I)	2,654	22,320
Weyco Group, Inc.	984	27,070
		6,719,403
Diversified consumer services - 0.2%
2U, Inc. (I)	1,424	25,746
American Public Education, Inc. (I)	2,285	76,776
Apollo Education Group, Inc. (I)	25,518	796,672
Ascent Capital Group, Inc., Class A (I)	1,861	100,159
Benesse Holdings, Inc.	5,600	170,112
Bridgepoint Education, Inc. (I)	2,256	24,139
Bright Horizons Family Solutions, Inc. (I)	3,889	173,838
Capella Education Company	1,398	95,316
Career Education Corp. (I)	8,915	52,242
Carriage Services, Inc.	2,079	39,938
Chegg, Inc. (I)(L)	9,660	65,302
Collectors Universe, Inc.	1,028	22,626
DeVry Education Group, Inc.	14,984	732,118
Estacio Participacoes SA	21,575	235,885
Graham Holdings Company, Class B	1,151	1,021,501

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (I)	5,932	$270,914
H&R Block, Inc.	54,127	1,820,832
Houghton Mifflin Harcourt Company (I)	13,895	267,062
K12, Inc. (I)	4,486	51,589
Kroton Educacional SA	99,980	691,058
LifeLock, Inc. (I)	10,294	169,954
Regis Corp. (I)	5,568	92,095
Service Corp. International	55,188	1,247,249
Sotheby’s	23,796	961,596
Steiner Leisure, Ltd. (I)	1,935	85,662
Strayer Education, Inc. (I)	1,392	105,360
Universal Technical Institute, Inc.	2,953	30,947
Weight Watchers International, Inc. (I)	3,601	104,429
		9,531,117
Hotels, restaurants and leisure - 1.4%
Accor SA	14,946	704,594
Belmond, Ltd., Class A (I)	12,251	138,681
Berjaya Sports Toto BHD	62,112	63,898
Biglari Holdings, Inc. (I)	220	81,719
BJ’s Restaurants, Inc. (I)	3,020	148,463
Bloomin’ Brands, Inc. (I)	9,908	225,605
Bob Evans Farms, Inc.	3,165	172,049
Boyd Gaming Corp. (I)	9,953	127,199
Bravo Brio Restaurant Group, Inc. (I)	2,781	36,515
Brinker International, Inc.	16,888	951,301
Buffalo Wild Wings, Inc. (I)	2,395	407,653
Caesars Acquisition Company, Class A (I)(L)	5,725	59,998
Caesars Entertainment Corp. (I)(L)	6,629	112,428
Carnival Corp.	90,886	4,013,526
Carnival PLC	9,886	435,104
Carrols Restaurant Group, Inc. (I)	5,175	38,864
Chipotle Mexican Grill, Inc. (I)	6,127	4,066,000
Churchill Downs, Inc.	1,729	166,485
Chuy’s Holdings, Inc. (I)	2,166	46,374
Clubcorp Holdings, Inc.	2,898	57,120
Compass Group PLC	90,381	1,537,293
Cracker Barrel Old Country Store, Inc.	2,386	305,432
Crown Resorts, Ltd.	33,380	407,861
Darden Restaurants, Inc.	26,316	1,499,749
Del Frisco’s Restaurant Group, Inc. (I)	3,104	68,971
Denny’s Corp. (I)	11,389	110,359
Diamond Resorts International, Inc. (I)	4,485	108,447
DineEquity, Inc.	2,123	210,878
Domino’s Pizza, Inc.	14,405	1,351,909
Fiesta Restaurant Group, Inc. (I)	3,405	190,884
Flight Centre Travel Group, Ltd.	5,123	176,068
Formosa International Hotels Corp.	3,851	39,835
Galaxy Entertainment Group, Ltd.	282,000	1,930,734
Genting BHD	202,500	548,968
Genting Malaysia BHD	292,860	365,341
Genting Singapore PLC	747,400	653,138
Hotel Shilla Company, Ltd.	2,236	180,305
InterContinental Hotels Group PLC	12,700	537,095
International Game Technology	64,604	1,100,206
International Speedway Corp., Class A	10,844	339,200
Interval Leisure Group, Inc.	5,163	112,244
Intrawest Resorts Holdings, Inc. (I)	2,129	22,823
Isle of Capri Casinos, Inc. (I)	3,071	22,234
Jack in the Box, Inc.	5,062	377,119
Jamba, Inc. (I)	2,465	30,541
Jollibee Foods Corp.	55,340	254,898
Kangwon Land, Inc.	7,348	216,423
Krispy Kreme Doughnuts, Inc. (I)	8,373	170,474
La Quinta Holdings, Inc. (I)	5,578	122,828
Life Time Fitness, Inc. (I)	14,610	809,102
Marriott International, Inc., Class A	43,295	3,411,213
Marriott Vacations Worldwide Corp.	3,528	259,343
McDonald’s Corp.	192,758	18,660,902
McDonald’s Holdings
Company Japan, Ltd. (L)	5,800	132,387
MGM China Holdings, Ltd.	115,600	349,544
Minor International PCL, Foreign Shares	195,976	213,374
Monarch Casino & Resort, Inc. (I)	1,525	25,254
Morgans Hotel Group Company (I)	4,578	37,082
Multimedia Games Holding Company, Inc.	3,845	139,535
Nathan’s Famous, Inc. (I)	477	35,861
Noodles & Company (I)	1,509	36,940
OPAP SA	22,887	287,357
Oriental Land Company, Ltd.	4,400	956,649
Panera Bread Company, Class A (I)	6,720	1,124,928
Papa John’s International, Inc.	3,915	206,634
Paradise Company, Ltd.	3,043	76,497
Penn National Gaming, Inc. (I)	10,191	144,712
Pinnacle Entertainment, Inc. (I)	7,597	189,089
Popeyes Louisiana Kitchen, Inc. (I)	3,026	167,156
Potbelly Corp. (I)(L)	2,127	28,034
Red Robin Gourmet Burgers, Inc. (I)	1,835	123,587
Ruby Tuesday, Inc. (I)	8,172	68,154
Ruth’s Hospitality Group, Inc.	4,853	63,768
Sands China, Ltd.	292,852	1,749,763
Scientific Games Corp., Class A (I)(L)	6,653	100,726
Shangri-La Asia, Ltd.	128,500	177,708
SJM Holdings, Ltd.	235,384	466,300
Sodexo	8,192	826,293
Sonic Corp.	6,925	188,291
Speedway Motorsports, Inc.	1,640	32,324
Starbucks Corp.	148,472	12,057,411
Starwood Hotels & Resorts Worldwide, Inc.	37,840	2,989,360
Tabcorp Holdings, Ltd.	70,267	243,975
Tatts Group, Ltd.	131,499	380,953
Texas Roadhouse, Inc.	8,836	292,118
The Cheesecake Factory, Inc.	18,317	887,092
The Marcus Corp.	2,400	39,504
The Wendy’s Company	71,901	626,977
Tim Hortons, Inc.	11,957	1,010,306
TUI Travel PLC	27,172	188,576
Vail Resorts, Inc.	4,586	401,917
Whitbread PLC	9,766	698,980
William Hill PLC	46,594	243,497
Wyndham Worldwide Corp.	25,135	2,095,254
Wynn Macau, Ltd.	188,750	617,162
Wynn Resorts, Ltd.	15,976	2,853,473
Yum! Brands, Inc.	87,018	6,722,141
Zoe’s Kitchen, Inc. (I)(L)	768	24,292
		88,507,328
Household durables - 0.6%
Arcelik AS	24,513	156,643
Beazer Homes USA, Inc. (I)	3,506	69,910
Casio Computer Company, Ltd. (L)	18,400	278,078
Cavco Industries, Inc. (I)	1,153	85,472
Coway Company, Ltd.	3,403	265,088
CSS Industries, Inc.	1,116	32,375
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	19,461	93,759
D.R. Horton, Inc.	64,832	1,652,568
Electrolux AB, Series B	21,661	642,933

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Ethan Allen Interiors, Inc.	3,294	$97,535
Flexsteel Industries, Inc.	730	23,156
Garmin, Ltd. (L)	24,423	1,399,438
Haier Electronics Group Company, Ltd.	114,000	314,689
Harman International Industries, Inc.	13,527	1,468,085
Helen of Troy, Ltd. (I)	3,606	233,164
Hovnanian Enterprises, Inc., Class A (I)(L)	15,323	65,889
Husqvarna AB, B Shares	37,192	273,728
Iida Group Holdings Company, Ltd.	14,500	159,210
iRobot Corp. (I)(L)	3,780	137,668
Jarden Corp. (I)	46,736	2,063,372
KB Home	34,443	605,164
La-Z-Boy, Inc.	6,722	174,705
Leggett & Platt, Inc.	26,976	1,135,420
Lennar Corp., Class A	34,942	1,650,660
LG Electronics, Inc.	6,774	388,553
LGI Homes, Inc. (I)(L)	1,941	31,017
Libbey, Inc. (I)	2,826	84,921
Lifetime Brands, Inc.	1,441	21,529
M/I Homes, Inc. (I)	3,129	71,717
MDC Holdings, Inc.	15,076	396,650
Meritage Homes Corp. (I)	4,929	193,315
Mohawk Industries, Inc. (I)	12,106	1,859,361
NACCO Industries, Inc., Class A	688	39,932
Newell Rubbermaid, Inc.	54,816	1,990,369
Nikon Corp.	29,700	424,565
NVR, Inc. (I)	1,041	1,310,275
Panasonic Corp.	192,700	2,477,543
Persimmon PLC (I)	16,482	393,551
PulteGroup, Inc.	66,834	1,445,619
Rinnai Corp.	3,200	237,255
Sekisui Chemical Company, Ltd.	37,000	459,991
Sekisui House, Ltd.	48,000	642,391
Sharp Corp. (I)(L)	132,000	314,782
Skullcandy, Inc. (I)	3,022	28,649
Sony Corp.	91,200	1,998,154
Standard Pacific Corp. (I)	18,335	138,429
Steinhoff International Holdings, Ltd.	200,309	1,052,183
Techtronic Industries Company	166,500	531,530
Tempur Sealy International, Inc. (I)	15,917	908,065
The Ryland Group, Inc.	5,946	232,667
Toll Brothers, Inc. (I)	42,311	1,480,462
TRI Pointe Homes, Inc. (I)	18,792	286,766
Tupperware Brands Corp.	13,169	885,615
Universal Electronics, Inc. (I)	2,057	124,469
WCI Communities, Inc. (I)	1,514	28,160
Whirlpool Corp.	15,318	2,851,752
William Lyon Homes, Class A (I)	2,232	45,935
		36,454,881
Internet and catalog retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	3,558	30,421
Amazon.com, Inc. (I)	74,729	25,306,229
ASOS PLC (I)	2,934	111,599
B2W Cia Digital (I)	8,315	92,138
Blue Nile, Inc. (I)	1,659	57,468
Coupons.com, Inc. (I)(L)	1,701	25,974
EVINE Live, Inc. (I)	6,204	38,093
Expedia, Inc.	20,337	1,771,556
FTD Companies, Inc. (I)	2,442	84,640
HSN, Inc.	12,683	924,971
Lands’ End, Inc. (I)	2,120	100,870
Netflix, Inc. (I)	11,823	4,097,734
Nutrisystem, Inc.	3,796	72,010
Orbitz Worldwide, Inc. (I)	6,607	50,477
Overstock.com, Inc. (I)	1,567	38,956
PetMed Express, Inc. (L)	2,763	37,301
Rakuten, Inc.	69,400	935,455
RetailMeNot, Inc. (I)(L)	3,999	58,885
Shutterfly, Inc. (I)	4,932	210,892
The Priceline Group, Inc. (I)	10,342	11,998,685
TripAdvisor, Inc. (I)	21,941	1,615,955
		47,660,309
Leisure products - 0.2%
Arctic Cat, Inc.	1,724	56,978
Bandai Namco Holdings, Inc.	15,500	336,423
Black Diamond, Inc. (I)	3,279	29,806
Brunswick Corp.	36,029	1,789,921
Callaway Golf Company	10,129	75,056
Giant Manufacturing Company, Ltd.	31,000	272,278
Hasbro, Inc.	22,775	1,348,280
Johnson Outdoors, Inc., Class A	750	22,740
LeapFrog Enterprises, Inc. (I)(L)	8,694	47,469
Malibu Boats, Inc., Class A (I)	1,262	23,625
Mattel, Inc.	66,810	2,107,856
Merida Industry Company, Ltd.	23,100	158,298
Nautilus, Inc. (I)	4,112	52,757
Polaris Industries, Inc.	15,859	2,485,264
Sankyo Company, Ltd.	4,400	141,477
Sega Sammy Holdings, Inc.	16,200	221,898
Shimano, Inc.	6,900	935,576
Smith & Wesson Holding Corp. (I)(L)	7,086	70,647
Sturm Ruger & Company, Inc. (L)	2,485	94,654
Yamaha Corp.	14,100	210,348
		10,481,351
Media - 2.6%
AH Belo Corp., Class A	2,772	33,264
Alibaba Pictures Group, Ltd. (I)	460,000	96,090
Altice SA (I)	9,686	650,475
AMC Entertainment Holdings, Inc., Class A	2,667	69,929
AMC Networks, Inc., Class A (I)	15,448	1,001,957
Astro Malaysia Holdings BHD	160,600	160,018
Axel Springer AG	3,372	198,176
BEC World PCL	118,783	194,445
Cablevision Systems Corp., Class A	41,970	852,830
Carmike Cinemas, Inc. (I)	3,118	92,418
CBS Corp., Class B	95,139	5,221,228
Central European Media
Enterprises, Ltd., Class A (I)(L)	10,694	30,264
Cheil Worldwide, Inc. (I)	5,369	90,483
Cinedigm Corp., Class A (I)	11,748	20,911
Cinemark Holdings, Inc.	27,211	988,031
Comcast Corp., Class A	509,821	29,080,190
Cumulus Media, Inc., Class A (I)	19,017	75,878
Cyfrowy Polsat SA	13,024	95,666
Dentsu, Inc.	18,900	708,559
Dex Media, Inc. (I)(L)	2,016	17,257
DIRECTV (I)	99,272	8,707,147
Discovery Communications, Inc., Series A (I)	27,337	954,061
Discovery Communications, Inc., Series C (I)	54,673	1,859,429
DreamWorks Animation
SKG, Inc., Class A (I)(L)	18,809	448,407
Entercom Communications Corp., Class A (I)	3,802	40,377
Entravision Communications Corp., Class A	8,290	53,553
Eros International PLC (I)	2,871	61,870
Eutelsat Communications (L)	13,098	433,017

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc.	44,364	$1,444,048
Global Eagle Entertainment, Inc. (I)(L)	4,937	65,465
Global Mediacom Tbk PT (I)	586,100	77,109
Gray Television, Inc. (I)	6,530	67,847
Grupo Televisa SAB	240,100	1,793,481
Hakuhodo DY Holdings, Inc.	19,700	191,518
Harte-Hanks, Inc.	6,624	40,539
ITV PLC	205,981	686,434
JCDecaux SA	5,888	193,673
John Wiley & Sons, Inc., Class A	12,261	732,227
Journal Communications, Inc., Class A (I)	5,966	59,242
Kabel Deutschland Holding AG (I)	1,866	258,687
Lagardere SCA	10,180	288,540
Lee Enterprises, Inc. (I)(L)	7,848	27,860
Live Nation Entertainment, Inc. (I)	37,729	1,011,137
Loral Space & Communications, Inc. (I)	1,698	133,276
MDC Partners, Inc., Class A	5,497	121,319
Media General, Inc. (L)	7,040	107,782
Media Nusantara Citra Tbk PT	459,000	90,492
Meredith Corp.	14,098	744,092
Naspers, Ltd.	37,620	4,868,865
National CineMedia, Inc.	7,892	111,751
New Media Investment Group, Inc.	4,011	81,504
News Corp., Class A (I)	98,356	1,526,485
Nexstar Broadcasting Group, Inc., Class A (L)	3,962	203,290
Numericable Group SA (I)	8,350	348,686
Omnicom Group, Inc.	48,449	3,743,654
Pearson PLC	44,001	844,524
ProSiebenSat.1 Media AG	18,706	795,672
Publicis Groupe SA	15,745	1,157,172
REA Group, Ltd.	4,868	187,678
Reading International, Inc., Class A (I)	2,642	31,413
Reed Elsevier NV	78,092	1,919,905
Reed Elsevier PLC	61,542	1,066,598
Rentrak Corp. (I)	1,304	109,666
RTLGroup SA	3,347	320,955
Scholastic Corp.	3,388	120,274
Scripps Networks Interactive, Inc., Class A	21,149	1,653,217
SES SA	25,908	964,281
SFX Entertainment, Inc. (I)(L)	6,093	26,505
Shaw Communications, Inc., Class B	35,649	965,188
Sinclair Broadcast Group, Inc., Class A (L)	8,824	257,308
Singapore Press Holdings, Ltd.	192,000	631,306
Sizmek, Inc. (I)	3,184	18,244
Sky PLC	55,105	801,159
Surya Citra Media Tbk PT	406,500	106,923
Telenet Group Holding NV (I)	6,843	390,467
The EW Scripps Company, Class A (I)	4,089	80,063
The Interpublic Group of Companies, Inc.	83,813	1,700,566
The McClatchy Company, Class A (I)	8,114	26,614
The New York Times Company, Class A	51,819	657,583
The Walt Disney Company	311,620	28,827,966
Thomson Reuters Corp. (L)	33,141	1,313,757
Time Warner Cable, Inc.	54,972	8,206,220
Time Warner, Inc.	168,390	14,333,357
Time, Inc.	42,408	1,015,248
Toho Company, Ltd.	9,800	218,183
Twenty-First Century Fox, Inc., Class A	371,425	13,668,440
Viacom, Inc., Class B	74,528	5,636,553
Wolters Kluwer NV	33,678	986,615
World Wrestling
Entertainment, Inc., Class A (L)	3,832	44,106
WPP PLC	71,485	1,494,701
		161,833,360
Multiline retail - 0.6%
Big Lots, Inc.	14,649	744,169
Burlington Stores, Inc. (I)	3,698	165,190
Canadian Tire Corp., Ltd.	6,918	775,711
Dollar General Corp. (I)	59,752	3,987,848
Dollar Tree, Inc. (I)	40,745	2,785,328
Dollarama, Inc.	11,737	554,261
Don Quijote Company, Ltd.	5,100	318,216
El Puerto de Liverpool SAB de CV	17,500	190,225
Family Dollar Stores, Inc.	18,707	1,478,788
Far Eastern Department Stores Company, Ltd.	109,368	94,393
Fred’s, Inc., Class A	4,780	74,090
Golden Eagle Retail Group, Ltd. (L)	61,000	73,855
Harvey Norman Holding, Ltd.	49,001	153,701
Hyundai Department Store Company, Ltd.	1,018	117,889
Intime Retail Group Company, Ltd.	125,000	99,028
Isetan Mitsukoshi Holdings, Ltd.	29,240	383,199
J Front Retailing Company, Ltd.	20,900	267,584
J.C. Penney Company, Inc. (I)(L)	79,668	638,141
Kohl’s Corp.	41,508	2,474,707
Lojas Americanas SA	10,453	53,122
Lojas Renner SA	9,072	269,079
Lotte Shopping Company, Ltd.	738	199,593
Macy’s, Inc.	71,058	4,612,375
Marks & Spencer Group PLC	87,689	667,297
Marui Group Company, Ltd.	21,600	189,142
Matahari Department Store Tbk PT	189,200	232,594
Next PLC	8,325	880,151
Nordstrom, Inc.	27,691	2,114,485
SACI Falabella	92,283	665,078
Shinsegae Company, Ltd.	461	82,002
Takashimaya Company, Ltd.	22,000	184,192
Target Corp.	124,912	9,243,488
The Bon-Ton Stores, Inc. (L)	2,205	18,566
Tuesday Morning Corp. (I)	5,574	118,726
Woolworths Holdings, Ltd.	88,336	635,922
		35,542,135
Specialty retail - 2.0%
Aaron’s, Inc.	16,822	477,408
ABC-Mart, Inc.	2,400	120,162
Abercrombie & Fitch Company, Class A	18,652	538,110
Advance Auto Parts, Inc.	19,072	2,805,110
Aeropostale, Inc. (I)(L)	10,684	37,180
America’s Car-Mart, Inc. (I)	1,048	53,815
American Eagle Outfitters, Inc.	70,554	994,811
ANN, Inc. (I)	17,945	659,120
Asbury Automotive Group, Inc. (I)	3,858	292,089
Ascena Retail Group, Inc. (I)	34,224	458,259
AutoNation, Inc. (I)	16,058	954,488
AutoZone, Inc. (I)	6,545	3,781,112
Barnes & Noble, Inc. (I)	5,253	122,710
Bed Bath & Beyond, Inc. (I)	40,170	2,947,273
Belle International Holdings, Ltd.	491,888	559,749
Best Buy Company, Inc.	59,609	2,349,191
Big 5 Sporting Goods Corp.	2,521	33,076
Brown Shoe Company, Inc.	5,541	181,523
Build-A-Bear Workshop, Inc. (I)	1,631	33,566
Cabela’s, Inc. (I)	12,444	674,963
CarMax, Inc. (I)	43,558	2,481,935
Chico’s FAS, Inc.	39,933	633,737

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Christopher & Banks Corp. (I)	4,836	$35,013
Citi Trends, Inc. (I)	2,114	50,017
Conn’s, Inc. (I)(L)	3,558	122,039
CST Brands, Inc.	19,767	863,027
Destination Maternity Corp.	1,969	31,563
Destination XL Group, Inc. (I)	5,408	27,959
Dick’s Sporting Goods, Inc.	25,984	1,315,050
Dixons Carphone PLC	52,586	346,838
Express, Inc. (I)	10,824	161,819
Fast Retailing Company, Ltd.	4,600	1,678,244
FF Group (I)	3,288	121,426
Five Below, Inc. (I)	6,958	324,660
Foot Locker, Inc.	37,558	2,151,698
Francesca’s Holdings Corp. (I)	5,611	71,147
GameStop Corp., Class A (L)	23,010	870,008
Genesco, Inc. (I)	3,063	249,236
GOME Electrical Appliances Holdings, Ltd.	1,029,695	152,279
Group 1 Automotive, Inc.	3,068	274,617
Guess?, Inc.	24,527	556,027
Haverty Furniture Companies, Inc.	2,632	55,430
Hennes & Mauritz AB, B Shares	84,310	3,610,198
Hibbett Sports, Inc. (I)	3,319	166,514
Hikari Tsushin, Inc.	1,400	91,134
Home Product Center PCL	409,628	111,031
Hotai Motor Company, Ltd.	27,000	423,030
Inditex SA	95,300	2,774,588
JUMBO SA	9,842	124,818
Kingfisher PLC	127,490	622,001
Kirkland’s, Inc. (I)	1,986	43,136
L Brands, Inc.	48,334	3,910,221
Lithia Motors, Inc., Class A	2,900	213,179
Lowe’s Companies, Inc.	193,399	12,344,658
Lumber Liquidators Holdings, Inc. (I)(L)	3,509	223,137
MarineMax, Inc. (I)	3,326	61,564
Mattress Firm Holding Corp. (I)	1,922	136,520
Monro Muffler Brake, Inc.	4,016	220,037
Mr. Price Group, Ltd.	22,639	482,397
Murphy USA, Inc. (I)	11,202	713,791
Nitori Holdings Company, Ltd.	5,900	327,367
O’Reilly Automotive, Inc. (I)	20,899	3,819,083
Office Depot, Inc. (I)	194,678	1,290,715
Outerwall, Inc. (I)(L)	2,588	181,885
PetSmart, Inc.	19,646	1,547,319
Pier 1 Imports, Inc.	12,102	167,008
Rent-A-Center, Inc.	20,552	709,044
Restoration Hardware Holdings, Inc. (I)(L)	3,970	335,346
Ross Stores, Inc.	41,846	3,828,072
Sanrio Company, Ltd. (L)	4,200	110,429
Sears Hometown and Outlet Stores, Inc. (I)	1,706	22,400
Select Comfort Corp. (I)	6,998	184,327
Shimamura Company, Ltd.	1,800	150,553
Shoe Carnival, Inc.	2,063	41,796
Signet Jewelers, Ltd.	20,964	2,745,445
Sonic Automotive, Inc., Class A	5,091	131,297
Sports Direct International PLC (I)	14,429	148,597
Stage Stores, Inc.	4,125	84,521
Staples, Inc.	129,041	1,814,316
Stein Mart, Inc.	3,863	54,855
Systemax, Inc. (I)	1,518	19,613
The Buckle, Inc. (L)	3,615	185,052
The Cato Corp., Class A	3,527	141,503
The Children’s Place Retail Stores, Inc.	2,828	158,538
The Container Store Group, Inc. (I)	2,261	49,245
The Finish Line, Inc., Class A	6,199	176,919
The Foschini Group, Ltd.	18,830	247,656
The Gap, Inc.	55,243	2,187,623
The Home Depot, Inc.	264,963	26,337,322
The Men’s Wearhouse, Inc.	6,106	285,272
The Pep Boys - Manny, Moe & Jack (I)	6,887	67,079
The TJX Companies, Inc.	138,097	9,136,498
Tiffany & Company	21,865	2,359,671
Tile Shop Holdings, Inc. (I)(L)	3,868	38,603
Tractor Supply Company	27,423	2,109,651
Truworths International, Ltd.	35,687	256,200
Urban Outfitters, Inc. (I)	20,233	653,931
USS Company, Ltd.	19,000	273,535
Via Varejo SA (I)	9,003	79,263
Vitamin Shoppe, Inc. (I)	3,922	187,707
West Marine, Inc. (I)	2,508	27,412
Williams-Sonoma, Inc.	22,875	1,705,560
Winmark Corp.	346	27,946
Yamada Denki Company, Ltd. (L)	75,300	247,778
Zhongsheng Group Holdings, Ltd. (L)	71,500	72,919
Zumiez, Inc. (I)	2,718	97,223
		121,743,532
Textiles, apparel and luxury goods - 1.0%
adidas AG	18,089	1,452,848
ANTA Sports Products, Ltd.	104,000	213,524
Asics Corp.	13,900	353,255
Burberry Group PLC	23,824	612,808
Carter’s, Inc.	13,889	1,155,704
Christian Dior SA	4,738	907,679
Cie Financiere Richemont SA	69,803	6,556,676
Coach, Inc.	54,314	2,016,136
Columbia Sportswear Company	3,434	154,702
Crocs, Inc. (I)	11,134	147,860
Culp, Inc.	1,248	23,388
Deckers Outdoor Corp. (I)	9,050	875,316
Eclat Textile Company, Ltd.	18,720	186,448
Formosa Taffeta Company, Ltd.	82,000	80,184
Fossil Group, Inc. (I)	9,508	1,062,234
G-III Apparel Group, Ltd. (I)	2,448	216,624
Gildan Activewear, Inc. (L)	10,682	623,918
Hanesbrands, Inc.	26,037	3,013,002
Hugo Boss AG	2,737	359,788
Iconix Brand Group, Inc. (I)	5,780	233,570
Kate Spade & Company (I)	33,164	1,062,243
Kering	6,572	1,357,260
Li & Fung, Ltd.	707,200	786,470
LPP SA	63	165,705
Luxottica Group SpA	14,703	785,328
LVMH Moet Hennessy Louis Vuitton SA (L)	24,205	4,350,267
Michael Kors Holdings, Ltd. (I)	39,893	3,060,192
Movado Group, Inc.	2,381	68,406
NIKE, Inc., Class B	138,402	13,741,935
Oxford Industries, Inc.	1,864	123,453
Pandora A/S	12,186	1,081,449
Perry Ellis International, Inc. (I)	1,607	42,409
Pou Chen Corp.	224,000	270,655
PVH Corp.	16,256	2,066,788
Quiksilver, Inc. (I)(L)	18,045	36,812
Ralph Lauren Corp.	11,609	2,146,504
Ruentex Industries, Ltd.	61,000	123,013
Sequential Brands Group, Inc. (I)(L)	2,299	28,324
Shenzhou International Group Holdings, Ltd.	57,000	189,076
Skechers U.S.A., Inc., Class A (I)	4,945	303,672
The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd. (I)	7,421	$253,056
The Swatch Group AG	6,690	615,960
The Swatch Group AG, Bearer Shares	4,110	2,029,347
Tumi Holdings, Inc. (I)	6,501	142,307
Under Armour, Inc., Class A (I)	31,932	2,314,751
Unifi, Inc. (I)	1,869	53,229
Vera Bradley, Inc. (I)	2,866	65,889
VF Corp.	67,875	5,102,164
Vince Holding Corp. (I)	1,453	53,950
Wolverine World Wide, Inc.	12,885	393,121
Yue Yuen Industrial Holdings, Ltd.	91,000	326,204
		63,385,603
		690,859,220
Consumer staples - 8.7%
Beverages - 1.9%
AMBEV SA	341,805	2,237,709
Anadolu Efes Biracilik Ve Malt Sanayii AS (I)	21,347	244,084
Anheuser-Busch InBev NV	108,916	12,801,736
Arca Continental SAB de CV	37,500	242,031
Asahi Group Holdings, Ltd.	33,800	1,053,529
Brown-Forman Corp., Class B	31,999	3,105,503
Carlsberg A/S, Class B	11,261	1,001,978
Cia Cervecerias Unidas SA	13,801	141,876
Coca-Cola Amatil, Ltd.	52,372	406,662
Coca-Cola Bottling Company Consolidated	628	59,384
Coca-Cola Company	778,546	34,902,217
Coca-Cola Enterprises, Inc.	46,333	2,035,872
Coca-Cola Femsa SAB de CV, Series L	39,500	394,702
Coca-Cola HBC AG (I)	10,733	243,080
Coca-Cola Icecek AS	7,836	176,218
Constellation Brands, Inc., Class A (I)	33,289	3,209,060
Craft Brew Alliance, Inc. (I)	1,624	21,989
Diageo PLC	135,323	4,171,216
Dr. Pepper Snapple Group, Inc.	38,712	2,864,688
Fomento Economico Mexicano SAB de CV	181,600	1,762,160
Heineken Holding NV	11,306	772,511
Heineken NV	25,818	2,029,908
Hite Jinro Company, Ltd.	1,522	34,633
Kirin Holdings Company, Ltd.	71,500	917,270
Molson Coors Brewing Company, Class B	31,324	2,422,911
Monster Beverage Corp. (I)	28,649	3,212,985
National Beverage Corp. (I)	1,491	37,484
PepsiCo, Inc.	297,049	29,734,605
Pernod Ricard SA	18,286	2,166,680
Remy Cointreau SA	1,959	147,320
SABMiller PLC	52,063	2,891,910
Suntory Beverage & Food, Ltd.	12,100	426,174
The Boston Beer
Company, Inc., Class A (I)(L)	1,048	275,593
Treasury Wine Estates, Ltd.	60,071	241,563
Tsingtao Brewery Company, Ltd., H Shares	38,000	266,099
Vina Concha y Toro SA	40,616	80,036
		116,733,376
Food and staples retailing - 1.9%
Aeon Company, Ltd.	55,100	549,460
Alimentation Couche Tard, Inc., Class B	37,263	1,320,091
Almacenes Exito SA	15,263	185,027
BIM Birlesik Magazalar AS	21,911	487,156
Carrefour SA	53,821	1,703,249
Casey’s General Stores, Inc.	4,918	411,735
Casino Guichard Perrachon SA	4,845	466,631
Cencosud SA	123,074	319,349
China Resources Enterprises, Ltd.	128,855	268,574
Colruyt SA	9,292	431,987
Controladora Comercial Mexicana SAB de CV	40,900	150,625
Costco Wholesale Corp.	86,445	12,285,563
CP ALL PCL (L)	495,698	664,252
CVS Health Corp.	228,004	20,830,445
Delhaize Group SA	13,875	1,013,846
Distribuidora Internacional
de Alimentacion SA	53,491	371,331
E-Mart Company, Ltd.	1,316	261,436
Empire Company, Ltd.	5,164	377,670
Eurocash SA	6,278	69,191
FamilyMart Company, Ltd.	5,000	184,303
George Weston, Ltd.	4,835	430,351
Grupo Comercial Chedraui SA de CV	31,400	102,662
Ingles Markets, Inc., Class A	1,882	51,077
J Sainsbury PLC (L)	66,563	242,289
Jeronimo Martins SGPS SA	17,199	174,909
Koninklijke Ahold NV	104,055	1,836,725
Lawson, Inc.	5,600	344,934
Loblaw Companies, Ltd.	20,402	1,105,116
Massmart Holdings, Ltd.	9,838	124,617
Metcash, Ltd. (L)	82,219	182,503
Metro AG	14,198	481,921
Metro, Inc.	7,989	627,802
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,213	27,268
Olam International, Ltd.	61,789	102,359
Pick n Pay Stores, Ltd.	21,770	108,031
President Chain Store Corp.	62,000	482,628
PriceSmart, Inc.	2,387	231,444
Raia Drogasil SA	15,486	149,818
Safeway, Inc.	45,668	1,591,073
Seven & I Holdings Company, Ltd.	65,800	2,451,860
Shoprite Holdings, Ltd.	43,264	662,309
SpartanNash Company	4,845	113,034
Sun Art Retail Group, Ltd. (L)	251,000	284,730
SUPERVALU, Inc. (I)	79,802	746,947
Sysco Corp.	115,295	4,641,777
Tesco PLC	437,952	1,275,956
The Andersons, Inc.	3,596	194,328
The Chefs’ Warehouse, Inc. (I)(L)	2,503	43,102
The Fresh Market, Inc. (I)(L)	5,510	225,690
The Kroger Company	95,745	5,729,381
The Pantry, Inc. (I)	3,152	83,686
The SPAR Group, Ltd.	15,262	216,806
United Natural Foods, Inc. (I)	19,287	1,450,190
Village Super Market, Inc., Class A	1,072	25,739
Wal-Mart de Mexico SAB de CV	492,600	1,056,823
Wal-Mart Stores, Inc.	310,410	27,173,291
Walgreen Company	173,162	11,880,645
Weis Markets, Inc.	1,330	61,340
Wesfarmers, Ltd.	101,221	3,567,463
Whole Foods Market, Inc.	72,479	3,553,645
WM Morrison Supermarkets PLC	112,444	312,971
Woolworths, Ltd.	113,162	2,990,173
		119,491,334
Food products - 2.2%
Ajinomoto Company, Inc.	51,000	953,799
Archer-Daniels-Midland Company	125,655	6,619,505
Aryzta AG (I)	11,610	925,345
Associated British Foods PLC	19,234	960,774

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Astra Agro Lestari Tbk PT	35,620	$70,065
B&G Foods, Inc.	6,863	196,419
Barry Callebaut AG (I)	284	303,957
Biostime International Holdings, Ltd.	21,500	51,236
Boulder Brands, Inc. (I)	7,875	85,050
BRF SA	47,510	1,235,282
Cal-Maine Foods, Inc. (L)	3,952	165,510
Calavo Growers, Inc.	1,748	75,059
Calbee, Inc.	6,200	214,720
Campbell Soup Company	35,433	1,604,406
Charoen Pokphand Foods PCL	311,072	267,635
Charoen Pokphand Indonesia Tbk PT	683,403	230,301
China Agri-Industries Holdings, Ltd.	231,784	90,179
China Huishan Dairy Holdings Company, Ltd.	640,000	134,276
China Mengniu Dairy Company, Ltd.	145,498	591,912
Chiquita Brands International, Inc. (I)	6,080	87,917
Chocoladefabriken Lindt & Sprungli AG	125	629,076
Chocoladefabriken Lindt & Sprungli AG	14	836,082
CJ CheilJedang Corp.	527	167,400
ConAgra Foods, Inc.	83,031	3,032,292
Danone SA	50,000	3,524,179
Darling International, Inc. (I)	20,962	389,893
Dean Foods Company	36,443	621,353
Diamond Foods, Inc. (I)	2,817	83,918
Farmer Brothers Company (I)	1,101	31,401
Felda Global Ventures Holdings BHD	133,300	130,061
Flowers Foods, Inc.	48,191	939,725
Fresh Del Monte Produce, Inc.	4,425	149,388
General Mills, Inc.	121,234	6,395,094
Genting Plantations BHD	20,900	66,106
Golden Agri-Resources, Ltd.	857,240	302,246
Gruma SAB de CV, Class B	16,200	177,922
Grupo Bimbo SAB de CV, Series A (I)	153,600	429,552
Grupo Lala SAB de CV	57,800	120,058
Hormel Foods Corp.	26,240	1,392,819
Indofood CBP Sukses Makmur Tbk PT	107,900	99,467
Indofood Sukses Makmur Tbk PT	406,317	223,177
Ingredion, Inc.	19,492	1,622,319
Inventure Foods, Inc. (I)	2,205	30,451
IOI Corp. BHD	285,400	406,648
J&J Snack Foods Corp.	1,898	199,385
JBS SA	53,781	248,866
John B. Sanfilippo & Son, Inc.	1,166	48,762
Kellogg Company	50,277	3,330,851
Kerry Group PLC	2,564	190,494
Kerry Group PLC, Class A	11,504	854,517
Keurig Green Mountain, Inc.	23,742	3,374,688
Kikkoman Corp.	13,000	309,395
Kraft Foods Group, Inc.	117,432	7,065,883
Kuala Lumpur Kepong BHD	47,400	315,172
Lancaster Colony Corp.	7,414	696,175
Limoneira Company	1,599	41,014
Lotte Confectionery Company, Ltd.	48	86,183
M Dias Branco SA	2,434	93,103
McCormick & Company, Inc.	25,769	1,915,410
Mead Johnson Nutrition Company	39,864	4,139,478
MEIJI Holdings Company, Ltd.	5,300	475,346
Mondelez International, Inc., Class A	333,691	13,080,687
Nestle SA	431,115	32,339,805
NH Foods, Ltd.	15,000	301,688
Nisshin Seifun Group, Inc.	19,100	189,291
Nissin Food Products Company, Ltd.	5,100	255,653
Omega Protein Corp. (I)	2,837	28,796
Orion Corp.	221	194,685
Orkla ASA	50,117	372,684
Post Holdings, Inc. (I)	17,325	693,000
PPB Group BHD	47,400	217,438
Sanderson Farms, Inc. (L)	2,917	253,225
Saputo, Inc.	23,318	674,764
Seaboard Corp. (I)	34	117,300
Seneca Foods Corp., Class A (I)	1,066	28,835
Snyder’s-Lance, Inc.	6,157	186,434
Standard Foods Corp.	35,651	82,644
Tate & Lyle PLC	24,905	234,913
The Hain Celestial Group, Inc. (I)	13,160	1,489,975
The Hershey Company	29,438	2,952,043
The J.M. Smucker Company	20,443	2,096,839
The WhiteWave Foods Company (I)	45,503	1,666,775
Tiger Brands, Ltd.	15,450	539,105
Tingyi Cayman Islands Holding Corp.	206,000	488,709
Tootsie Roll Industries, Inc. (L)	7,677	223,708
Toyo Suisan Kaisha, Ltd.	7,500	253,966
TreeHouse Foods, Inc. (I)	5,323	430,897
Tyson Foods, Inc., Class A	58,830	2,490,862
Ulker Biskuvi Sanayi AS	15,874	119,377
Uni-President China Holdings, Ltd.	129,000	113,048
Uni-President Enterprises Corp.	506,830	817,024
Unilever NV (L)	182,223	7,417,769
Unilever PLC	69,144	2,914,674
Universal Robina Corp.	115,240	499,860
Want Want China Holdings, Ltd.	635,000	832,739
Wilmar International, Ltd.	234,000	575,892
Yakult Honsha Company, Ltd.	7,700	408,678
Yamazaki Baking Company, Ltd.	9,000	113,343
		135,745,821
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	5,793	47,792
Church & Dwight Company, Inc.	34,930	2,679,480
Colgate-Palmolive Company	168,623	11,734,475
Energizer Holdings, Inc.	16,141	2,098,653
Harbinger Group, Inc. (I)	10,703	146,845
Henkel AG & Company, KGaA	10,193	1,009,141
Kimberly-Clark Corp.	74,345	8,667,884
Kimberly-Clark de Mexico SAB de CV	143,400	328,263
LG Household & Health Care, Ltd.	599	337,073
Orchids Paper Products Company	1,140	30,962
Reckitt Benckiser Group PLC	35,064	2,872,293
Svenska Cellulosa AB SCA, B Shares	52,135	1,229,091
The Clorox Company	25,360	2,577,083
The Procter & Gamble Company	533,843	48,275,422
Unicharm Corp.	32,500	743,672
Unilever Indonesia Tbk PT	141,445	368,490
WD-40 Company	1,937	147,406
		83,294,025
Personal products - 0.2%
AMOREPACIFIC Corp.	206	464,105
AMOREPACIFIC Group	187	196,047
Avon Products, Inc.	84,583	827,222
Beiersdorf AG	8,743	776,340
Elizabeth Arden, Inc. (I)(L)	3,400	59,092
Hengan International Group Company, Ltd.	79,000	857,003
Hypermarcas SA (I)	25,179	170,417
IGI Laboratories, Inc. (I)	4,366	45,712
Inter Parfums, Inc.	2,210	56,687
Kao Corp.	45,100	1,669,703

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
L’Oreal SA	21,734	$3,707,601
Medifast, Inc. (I)	1,714	50,563
Natura Cosmeticos SA	12,440	171,583
Nature’s Sunshine Products, Inc.	1,600	23,872
Nutraceutical International Corp. (I)	1,173	24,844
Revlon, Inc., Class A (I)	1,508	49,704
Shiseido Company, Ltd.	31,300	466,528
The Estee Lauder Companies, Inc., Class A	43,936	3,257,415
USANA Health Sciences, Inc. (I)(L)	770	82,113
		12,956,551
Tobacco - 1.1%
Alliance One International, Inc. (I)	13,876	25,116
Altria Group, Inc.	391,876	19,695,688
British American Tobacco Malaysia BHD	12,698	264,703
British American Tobacco PLC	100,976	5,970,420
Gudang Garam Tbk PT	44,582	223,357
Imperial Tobacco Group PLC	51,568	2,380,515
Japan Tobacco, Inc.	96,000	3,077,341
KT&G Corp.	7,012	614,301
Lorillard, Inc.	71,500	4,514,510
Philip Morris International, Inc.	307,503	26,731,236
Reynolds American, Inc.	61,366	4,044,633
Souza Cruz SA	27,744	223,996
Swedish Match AB	17,640	609,182
Universal Corp.	2,984	119,330
Vector Group, Ltd.	8,923	194,075
		68,688,403
		536,909,510
Energy - 7.0%
Energy equipment and services - 1.1%
Aker Solutions ASA	9,030	54,189
Amec Foster Wheeler PLC	20,453	297,863
Atwood Oceanics, Inc. (I)	15,637	501,791
Baker Hughes, Inc.	85,968	4,900,176
Basic Energy Services, Inc. (I)	4,071	36,354
Bristow Group, Inc.	4,447	285,053
Bumi Armada BHD	160,850	54,579
C&J Energy Services, Inc. (I)	5,875	89,006
Cameron International Corp. (I)	40,231	2,063,046
CARBO Ceramics, Inc. (L)	7,641	290,664
CHC Group, Ltd. (I)(L)	4,560	20,976
China Oilfield Services, Ltd., H Shares	194,000	340,277
Dawson Geophysical Company	1,135	15,357
Diamond Offshore Drilling, Inc. (L)	13,679	401,752
Dresser-Rand Group, Inc. (I)	20,023	1,624,066
Dril-Quip, Inc. (I)	10,448	833,228
Ensco PLC, Class A	45,998	1,554,732
Era Group, Inc. (I)	2,713	57,109
Exterran Holdings, Inc.	7,404	248,034
FMC Technologies, Inc. (I)	46,352	2,214,235
Forum Energy Technologies, Inc. (I)	7,551	181,300
Fugro NV	8,190	187,541
Geospace Technologies Corp. (I)	1,714	45,181
Gulf Island Fabrication, Inc.	2,120	41,361
Gulfmark Offshore, Inc., Class A	3,410	88,831
Halliburton Company	166,565	7,029,043
Helix Energy Solutions Group, Inc. (I)	39,081	893,782
Helmerich & Payne, Inc.	21,307	1,481,902
Hercules Offshore, Inc. (I)(L)	21,269	26,374
Hornbeck Offshore Services, Inc. (I)	4,598	122,031
ION Geophysical Corp. (I)	17,176	42,425
Key Energy Services, Inc. (I)	16,905	31,781
Matrix Service Company (I)	3,409	71,998
McDermott International, Inc. (I)	30,022	106,578
Mitcham Industries, Inc. (I)	1,920	14,630
Nabors Industries, Ltd.	59,198	776,678
National Oilwell Varco, Inc.	84,588	5,670,780
Natural Gas Services Group, Inc. (I)	1,688	39,094
Newpark Resources, Inc. (I)	10,733	112,375
Noble Corp. PLC	50,339	905,599
Nordic American Offshore, Ltd.	93	1,219
North Atlantic Drilling, Ltd. (L)	8,904	21,637
Nuverra Environmental Solutions, Inc. (I)(L)	2,028	18,516
Oceaneering International, Inc.	28,227	1,770,115
Oil States International, Inc. (I)	14,133	704,530
Parker Drilling Company (I)	15,622	55,458
Patterson-UTI Energy, Inc.	38,190	675,581
Petrofac, Ltd.	13,782	177,186
PHI, Inc. (I)	1,476	61,269
Pioneer Energy Services Corp. (I)	8,026	48,477
RigNet, Inc. (I)	1,540	63,063
Rowan Companies PLC, Class A	32,536	708,309
Saipem SpA (I)	22,763	325,741
Sapurakencana Petroleum BHD	350,189	289,776
Schlumberger, Ltd.	255,172	21,932,033
SEACOR Holdings, Inc. (I)	2,608	185,533
Seadrill, Ltd. (L)	22,978	328,127
Subsea 7 SA	16,943	168,883
Superior Energy Services, Inc.	40,424	780,587
Technip SA	8,713	566,357
Tenaris SA	40,429	666,350
Tesco Corp.	4,437	62,517
TETRA Technologies, Inc. (I)	10,082	64,021
Tidewater, Inc.	12,994	401,645
Transocean, Ltd. (L)	48,280	1,012,078
Transocean, Ltd. (L)	67,021	1,408,111
U.S. Silica Holdings, Inc. (L)	6,849	215,196
Unit Corp. (I)	12,051	460,589
Vantage Drilling Company (I)(L)	27,444	21,132
Willbros Group, Inc. (I)	5,249	23,883
WorleyParsons, Ltd.	17,826	168,265
		67,137,955
Oil, gas and consumable fuels - 5.9%
Abraxas Petroleum Corp. (I)	11,962	39,774
Adaro Energy Tbk PT	1,333,145	117,780
Alon USA Energy, Inc.	3,443	48,064
Alpha Natural Resources, Inc. (I)(L)	28,648	59,588
AltaGas, Ltd.	12,028	448,512
Anadarko Petroleum Corp.	99,629	7,885,635
Apache Corp.	76,073	4,875,519
Apco Oil and Gas International, Inc. (I)	1,440	20,045
Approach Resources, Inc. (I)(L)	5,087	49,446
ARC Resources, Ltd. (L)	28,109	668,864
Arch Coal, Inc. (L)	27,450	60,939
Ardmore Shipping Corp. (L)	2,572	26,260
Athabasca Oil Corp. (I)	29,717	64,710
Banpu PCL	115,100	95,522
Baytex Energy Corp. (L)	15,053	335,155
BG Group PLC	183,561	2,578,074
Bill Barrett Corp. (I)	6,335	64,174
Bonanza Creek Energy, Inc. (I)	4,187	113,970
BP PLC	992,814	6,500,457
BPZ Resources, Inc. (I)	16,171	9,703
Cabot Oil & Gas Corp.	82,303	2,719,291

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp. (I)	92,144	$741,759
Callon Petroleum Company (I)	5,302	26,033
Caltex Australia, Ltd.	11,871	304,957
Cameco Corp.	35,399	659,378
Canadian Natural Resources, Ltd.	96,763	3,228,254
Canadian Oil Sands, Ltd.	43,891	562,695
Carrizo Oil & Gas, Inc. (I)	5,793	228,592
Cenovus Energy, Inc.	67,612	1,496,510
Chesapeake Energy Corp.	99,836	2,022,677
Chevron Corp.	374,125	40,730,989
China Coal Energy Company, Ltd.,
H Shares (L)	432,295	268,644
China Petroleum & Chemical Corp., H Shares	2,723,639	2,204,737
China Shenhua Energy Company, Ltd.,
H Shares	363,000	1,028,886
Cimarex Energy Company	17,162	1,801,152
Clayton Williams Energy, Inc. (I)	757	43,861
Clean Energy Fuels Corp. (I)(L)	9,279	53,261
Cloud Peak Energy, Inc. (I)	7,690	89,742
CNOOC, Ltd.	1,900,716	2,746,504
Comstock Resources, Inc. (L)	6,087	53,931
ConocoPhillips	242,181	16,000,899
CONSOL Energy, Inc.	45,303	1,772,706
Contango Oil & Gas Company (I)	2,234	75,532
Cosan SA Industria e Comercio	9,194	114,309
Crescent Point Energy Corp. (L)	36,718	961,058
Delek Group, Ltd.	402	136,167
Delek US Holdings, Inc.	7,579	226,612
Denbury Resources, Inc.	69,506	574,120
Devon Energy Corp.	75,618	4,459,193
DHT Holdings, Inc.	9,321	58,443
Diamondback Energy, Inc. (I)	5,339	301,120
Dorian LPG, Ltd. (I)	991	13,468
Ecopetrol SA	373,116	377,768
Emerald Oil, Inc. (I)(L)	7,480	14,362
Empresas COPEC SA	42,594	502,975
Enbridge, Inc.	74,145	3,413,847
Encana Corp.	65,973	1,044,260
Energen Corp.	19,128	1,142,324
Energy XXI Bermuda, Ltd. (L)	12,003	48,132
Enerplus Corp. (L)	18,566	242,243
Eni SpA	221,860	4,416,937
EOG Resources, Inc.	107,807	9,349,023
EQT Corp.	29,932	2,723,213
Evolution Petroleum Corp.	2,938	23,093
EXCO Resources, Inc. (L)	19,709	57,944
Exxaro Resources, Ltd.	13,090	131,549
Exxon Mobil Corp.	843,283	76,350,843
Forest Oil Corp. (I)	17,242	9,828
Formosa Petrochemical Corp.	122,000	275,674
FX Energy, Inc. (I)(L)	7,649	19,887
Galp Energia SGPS SA	26,168	318,987
GasLog, Ltd. (L)	5,383	94,956
Gastar Exploration, Inc. (I)	7,197	21,231
Goodrich Petroleum Corp. (I)(L)	4,501	27,231
Green Plains Renewable Energy, Inc.	4,765	142,998
Grupa Lotos SA (I)	6,959	55,950
GS Holdings Corp.	2,991	111,984
Gulfport Energy Corp. (I)	22,344	1,066,479
Halcon Resources Corp. (I)(L)	33,495	76,034
Hallador Energy Company	1,494	16,285
Harvest Natural Resources, Inc. (I)	6,124	13,595
Hess Corp.	52,045	3,795,642
HollyFrontier Corp.	51,889	2,118,109
Husky Energy, Inc. (L)	31,588	673,196
Idemitsu Kosan Company, Ltd.	7,000	119,486
Imperial Oil, Ltd.	26,930	1,179,880
Indo Tambangraya Megah Tbk PT	36,428	56,718
Inner Mongolia Yitai Coal Co.	107,800	162,216
Inpex Corp.	75,700	801,787
Inter Pipeline Ltd.	28,827	826,618
IRPC PCL	1,194,970	121,553
Jones Energy, Inc., Class A (I)	1,555	15,783
JX Holdings, Inc.	194,500	723,720
Keyera Corp. (L)	7,596	571,012
Kinder Morgan, Inc. (L)	334,472	13,830,417
Kodiak Oil & Gas Corp.	33,928	248,692
Koninklijke Vopak NV	7,762	389,724
Kunlun Energy Company, Ltd.	334,000	359,998
Lundin Petroleum AB (I)	18,716	263,736
Magnum Hunter Resources Corp. (I)(L)	25,652	102,608
Marathon Oil Corp.	133,306	3,855,210
Marathon Petroleum Corp.	54,924	4,948,103
Matador Resources Company (I)	9,347	164,414
MEG Energy Corp. (I)	14,088	237,161
Midstates Petroleum Company, Inc. (I)	5,153	11,800
Miller Energy Resources, Inc. (I)(L)	4,249	9,858
MOL Hungarian Oil and Gas PLC	2,320	111,955
Murphy Oil Corp.	33,239	1,609,432
Navios Maritime Acquisition Corp.	11,682	33,177
Neste Oil OYJ	10,821	256,640
Newfield Exploration Company (I)	27,212	740,983
Noble Energy, Inc.	70,867	3,485,239
Nordic American Tankers, Ltd. (L)	11,471	102,780
Northern Oil and Gas, Inc. (I)(L)	7,766	67,487
Occidental Petroleum Corp.	153,183	12,219,408
OMV AG	12,703	367,479
ONEOK, Inc.	40,996	2,220,343
Origin Energy, Ltd.	98,734	1,027,418
Pacific Ethanol, Inc. (I)(L)	3,077	35,786
Pacific Rubiales Energy Corp.	27,989	271,690
Panhandle Oil and Gas, Inc., Class A	1,790	31,576
Parsley Energy, Inc., Class A (I)	6,841	86,470
PDC Energy, Inc. (I)	4,566	134,743
Peabody Energy Corp.	70,944	717,244
Pembina Pipeline Corp. (L)	29,002	1,005,115
Pengrowth Energy Trust (L)	48,781	163,812
Penn Virginia Corp. (I)	8,388	43,030
Penn West Petroleum, Ltd.	44,770	158,173
PetroChina Company, Ltd., H Shares	2,253,739	2,413,081
Petroleo Brasileiro SA	216,807	1,051,267
Petronas Dagangan BHD	22,900	108,805
Petroquest Energy, Inc. (I)	7,737	28,782
Peyto Exploration & Development Corp.	13,133	394,047
Phillips 66	109,563	8,000,290
Pioneer Natural Resources Company	28,218	4,041,664
Polski Koncern Naftowy Orlen SA	21,952	294,558
Polskie Gornictwo Naftowe i Gazownictwo SA	120,230	173,699
PTT Exploration & Production PCL	172,300	711,029
PTT PCL	105,146	1,226,463
QEP Resources, Inc.	35,160	718,670
Range Resources Corp.	33,267	2,183,979
Reliance Industries, Ltd., GDR (S)	14,767	470,340
Renewable Energy Group, Inc. (I)	4,580	43,602
Repsol SA	88,375	1,983,983
Resolute Energy Corp. (I)(L)	10,217	19,208

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
REX American Resources Corp. (I)	798	$50,489
Rex Energy Corp. (I)	6,215	43,629
Ring Energy, Inc. (I)(L)	2,705	25,860
Rosetta Resources, Inc. (I)	23,905	703,285
Royal Dutch Shell PLC, A Shares	211,874	7,050,100
Royal Dutch Shell PLC, B Shares	131,364	4,556,354
RSP Permian, Inc. (I)	3,018	65,672
S-Oil Corp.	3,002	113,861
Sanchez Energy Corp. (I)(L)	6,532	73,746
Santos, Ltd.	87,552	751,085
Sasol, Ltd.	52,436	2,184,015
Scorpio Tankers, Inc.	22,049	181,904
SemGroup Corp., Class A	5,421	401,100
Ship Finance International, Ltd. (L)	7,372	122,375
Showa Shell Sekiyu KK	16,700	139,279
SK Innovation Company, Ltd.	3,808	293,670
SM Energy Company	17,607	765,024
Solazyme, Inc. (I)(L)	9,979	22,952
Southwestern Energy Company (I)	69,627	2,240,597
Spectra Energy Corp.	132,311	5,011,941
Statoil ASA	68,488	1,296,517
Stone Energy Corp. (I)	7,172	113,318
Suncor Energy, Inc.	130,110	4,115,504
Swift Energy Company (I)(L)	5,649	25,421
Synergy Resources Corp. (I)	8,596	84,327
Talisman Energy, Inc.	92,680	439,288
Tambang Batubara Bukit Asam Persero
Tbk PT	74,390	80,031
Teekay Tankers, Ltd., Class A	8,695	39,128
Tesoro Corp.	25,545	1,957,258
Thai Oil PCL	73,320	96,577
The Williams Companies, Inc.	132,154	6,838,970
TonenGeneral Sekiyu KK	23,000	192,556
Total SA	185,219	10,335,634
Tourmaline Oil Corp. (I)	15,183	510,260
Transatlantic Petroleum, Ltd. (I)	3,307	22,851
TransCanada Corp.	62,866	3,027,024
Triangle Petroleum Corp. (I)(L)	9,701	46,759
Tullow Oil PLC	47,847	317,378
Tupras Turkiye Petrol Rafinerileri AS	12,790	288,221
Ultrapar Participacoes SA	26,022	553,845
VAALCO Energy, Inc. (I)	6,560	37,589
Valero Energy Corp.	105,227	5,115,084
Vermilion Energy, Inc. (L)	9,211	437,069
W&T Offshore, Inc.	4,562	34,352
Warren Resources, Inc. (I)	9,709	19,903
Western Refining, Inc.	33,113	1,361,275
Westmoreland Coal Company (I)	1,946	73,053
Woodside Petroleum, Ltd.	66,223	2,012,490
World Fuel Services Corp.	18,890	855,339
WPX Energy, Inc. (I)	53,031	719,631
Yanzhou Coal Mining Company, Ltd.,
H Shares (L)	187,210	157,293
		362,199,074
		429,337,029
Financials - 19.1%
Banks - 7.9%
1st Source Corp.	1,958	59,758
Agricultural Bank of China, Ltd., H Shares	2,311,000	1,090,867
Akbank TAS	186,209	753,779
Alior Bank SA (I)	2,783	65,265
Alliance Financial Group BHD	99,340	142,813
Alpha Bank AE (I)	394,166	256,200
Ameris Bancorp	3,347	84,177
AMMB Holdings BHD	191,800	377,564
Aozora Bank, Ltd.	99,000	321,778
Arrow Financial Corp.	1,726	44,652
Associated Banc-Corp.	40,472	747,923
Australia & New Zealand Banking Group, Ltd.	247,172	6,704,410
Banc of California, Inc. (L)	3,872	42,592
Banca Monte dei Paschi di Siena SpA (I)	375,179	304,614
BancFirst Corp.	903	57,801
Banco Bilbao Vizcaya Argentaria SA	518,518	5,568,648
Banco Bradesco SA	45,878	684,658
Banco Comercial Portugues SA (I)(L)	2,439,335	251,779
Banco de Chile	2,215,136	268,494
Banco de Credito e Inversiones	3,055	159,720
Banco de Sabadell SA	297,266	842,601
Banco do Brasil SA	62,591	719,828
Banco Espirito Santo SA (I)	322,715	6,453
Banco Latinoamericano de
Comercio Exterior SA	3,710	119,425
Banco Popolare SC (I)	32,226	444,009
Banco Popular Espanol SA	155,621	854,461
Banco Santander Brasil SA	30,426	175,903
Banco Santander Chile	6,243,012	342,904
Banco Santander SA	1,080,010	9,719,472
BancorpSouth, Inc.	34,554	756,387
Bangkok Bank PCL	37,600	231,315
Bangkok Bank PCL (Foreign Shares)	31,261	192,387
Bank Central Asia Tbk PT	1,143,830	1,230,912
Bank Danamon Indonesia Tbk PT	308,401	106,300
Bank Handlowy w Warszawie SA	2,478	79,125
Bank Hapoalim, Ltd.	91,018	454,599
Bank Leumi Le-Israel, Ltd. (I)	114,202	403,417
Bank Mandiri Persero Tbk PT	864,328	746,651
Bank Millennium SA	32,091	73,432
Bank Negara Indonesia Persero Tbk PT	689,953	340,698
Bank of America Corp.	2,074,332	35,346,617
Bank of China, Ltd., H Shares	8,489,321	4,359,517
Bank of Communications Company, Ltd.,
H Shares	935,076	773,551
Bank of East Asia, Ltd.	152,893	643,178
Bank of Hawaii Corp.	11,567	666,606
Bank of Ireland (I)	2,455,191	1,006,785
Bank of Kentucky Financial Corp.	976	45,491
Bank of Marin Bancorp, Class A	903	45,872
Bank of Montreal	57,589	4,244,010
Bank of Queensland, Ltd.	31,815	332,778
Bank of the Ozarks, Inc.	10,137	366,959
Bank of the Philippine Islands	101,890	215,292
Bank Pekao SA	9,268	509,812
Bank Rakyat Indonesia Persero Tbk PT	1,045,277	989,786
Bank Zachodni WBK SA	2,162	251,801
Bankia SA (I)	401,970	704,164
Banner Corp.	2,554	105,199
Barclays Africa Group, Ltd.	32,161	517,076
Barclays PLC	884,343	3,374,683
BB&T Corp.	141,708	5,326,804
BBCN Bancorp, Inc.	10,229	142,388
BDO Unibank, Inc.	210,510	511,731
Bendigo and Adelaide Bank, Ltd.	38,039	412,731
BNC Bancorp	2,814	47,754
BNP Paribas SA	91,639	5,881,267
BOC Hong Kong Holdings, Ltd.	446,500	1,577,895

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Boston Private Financial Holdings, Inc.	10,214	$130,331
Bridge Bancorp, Inc.	1,606	40,937
Bridge Capital Holdings (I)	1,409	32,463
Bryn Mawr Bank Corp.	1,829	53,827
BS Financial Group, Inc.	11,758	166,607
CaixaBank SA	156,516	864,075
Camden National Corp.	1,251	45,211
Canadian Imperial Bank of Commerce	35,610	3,327,752
Capital Bank Financial Corp., Class A (I)	3,003	76,126
Cardinal Financial Corp.	4,346	79,401
Cascade Bancorp (I)	4,711	22,990
Cathay General Bancorp	29,522	749,268
Centerstate Banks, Inc.	4,976	55,632
Central Pacific Financial Corp.	2,219	42,472
Chang Hwa Commercial Bank	505,201	299,263
Chemical Financial Corp.	4,175	120,950
China CITIC Bank Corp., Ltd., H Shares	866,200	640,008
China Construction Bank Corp., H Shares	7,706,196	5,818,953
China Development Financial Holdings Corp.	1,462,000	467,598
China Everbright Bank Company, Ltd.	306,000	155,964
China Merchants Bank Company, Ltd.,
H Shares	492,355	1,017,352
China Minsheng Banking Corp., Ltd.,
H Shares	665,500	727,375
Chongqing Rural Commercial Bank, H Shares	254,000	143,871
CIMB Group Holdings BHD	489,800	843,378
Citigroup, Inc.	599,235	32,340,713
Citizens & Northern Corp.	1,863	36,273
City Holding Company	2,054	89,821
City National Corp.	12,508	965,493
CNB Financial Corp.	1,937	34,207
CoBiz Financial, Inc.	4,692	53,864
Columbia Banking System, Inc.	6,795	186,659
Comerica, Inc.	35,856	1,671,248
Commerce Bancshares, Inc.	21,625	925,972
Commercial International Bank	71,149	491,367
Commerzbank AG (I)	83,436	1,273,674
Commonwealth Bank of Australia	146,019	10,014,623
Community Bank Systems, Inc.	5,177	191,497
Community Trust Bancorp, Inc.	1,898	68,670
ConnectOne Bancorp, Inc.	3,108	57,436
Corpbanca SA	12,779,190	159,620
Credicorp, Ltd.	8,100	1,341,846
Credit Agricole SA	87,014	1,223,400
CTBC Financial Holding Company, Ltd.	1,496,193	1,015,986
CU Bancorp (I)	1,483	29,067
Cullen/Frost Bankers, Inc.	14,316	1,068,833
Customers Bancorp, Inc. (I)	3,437	61,866
CVB Financial Corp.	13,673	207,419
Danske Bank A/S	68,897	1,955,579
DBS Group Holdings, Ltd.	209,272	3,180,311
DGB Financial Group, Inc.	8,942	93,989
DNB ASA	60,213	999,595
E.Sun Financial Holding Company, Ltd.	684,194	433,016
Eagle Bancorp, Inc. (I)	2,765	94,895
East West Bancorp, Inc.	37,472	1,377,845
Enterprise Financial Services Corp.	2,735	51,965
Erste Group Bank AG	24,453	661,288
Eurobank Ergasias SA (I)	829,635	256,582
Fidelity Southern Corp.	2,396	36,611
Fifth Third Bancorp	167,684	3,373,802
Financial Institutions, Inc.	2,032	48,179
First Bancorp North Carolina	2,683	45,826
First BanCorp Puerto Rico (I)	13,736	70,466
First Busey Corp.	9,071	59,415
First Business Financial Services, Inc.	674	29,137
First Citizens BancShares, Inc., Series A	911	231,030
First Commonwealth Financial Corp.	12,046	109,378
First Community Bancshares, Inc.	2,299	35,543
First Connecticut Bancorp, Inc.	2,631	39,360
First Financial Bancorp	7,473	132,347
First Financial Bankshares, Inc. (L)	8,258	249,144
First Financial Corp.	1,652	55,292
First Financial Holding Company, Ltd.	793,582	481,055
First Horizon National Corp.	61,977	790,827
First Interstate Bancsystem, Inc.	2,342	65,857
First Merchants Corp.	4,394	94,251
First Midwest Bancorp, Inc.	9,591	160,457
First NBC Bank Holding Company (I)	1,970	71,708
First Niagara Financial Group, Inc.	92,495	755,684
FirstMerit Corp.	64,241	1,149,271
Flushing Financial Corp.	4,002	76,918
FNB Corp.	21,854	275,142
Fukuoka Financial Group, Inc.	67,000	365,578
Fulton Financial Corp.	49,077	585,979
Getin Noble Bank SA (I)	90,137	59,643
Glacier Bancorp, Inc.	9,528	260,877
Great Southern Bancorp, Inc.	1,477	55,063
Grupo Financiero Banorte SAB
de CV, Series O	232,600	1,307,482
Grupo Financiero Inbursa SAB
de CV, Series O	217,900	579,459
Grupo Financiero Santander Mexico SAB
de CV, Class B	171,500	392,835
Guaranty Bancorp	2,099	31,107
Hana Financial Group, Inc.	18,493	562,044
Hancock Holding Company	31,838	1,041,421
Hang Seng Bank, Ltd.	92,000	1,532,000
Hanmi Financial Corp.	4,177	83,958
HDFC Bank, Ltd., ADR	7,626	406,390
Heartland Financial USA, Inc.	1,840	46,129
Heritage Commerce Corp.	3,329	27,431
Heritage Financial Corp.	3,856	65,282
Heritage Oaks Bancorp	3,613	26,267
Hilltop Holdings, Inc. (I)	8,677	176,837
Hokuhoku Financial Group, Inc.	104,000	210,396
Home BancShares, Inc.	6,983	221,152
HomeTrust Bancshares, Inc. (I)	3,135	49,063
Hong Leong Bank BHD	55,700	235,373
Hong Leong Financial Group BHD	19,300	101,039
Horizon Bancorp	1,510	36,799
HSBC Holdings PLC	1,027,868	10,228,019
Hua Nan Financial Holdings Company, Ltd.	649,027	374,018
Hudson Valley Holding Corp.	2,027	50,716
Huntington Bancshares, Inc.	164,030	1,658,343
Iberiabank Corp.	3,990	260,627
ICICI Bank, Ltd., ADR	7,110	418,708
Independent Bank Corp. (MA) (L)	3,021	119,722
Independent Bank Corp. (MI)	3,099	37,653
Independent Bank Group, Inc.	1,211	51,952
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,882,270	5,317,440
Industrial Bank of Korea	15,536	210,339
ING Groep NV (I)	431,411	6,306,981
International Bancshares Corp.	22,192	566,340
Intesa Sanpaolo RSP	80,702	216,858

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Intesa Sanpaolo SpA	1,016,667	$3,129,060
Investors Bancorp, Inc.	45,178	488,374
Irish Bank Resolution Corp., Ltd.	29,183	0
JPMorgan Chase & Company	741,058	44,582,049
Kasikornbank PCL	225,970	1,698,987
KB Financial Group, Inc.	24,680	864,913
KBC Groep NV (I)	33,931	1,939,437
KeyCorp	174,011	2,349,149
Komercni Banka AS	1,349	299,801
Krung Thai Bank PCL	448,655	326,553
Lakeland Bancorp, Inc.	4,847	53,462
Lakeland Financial Corp.	2,184	86,465
Lloyds Banking Group PLC (I)	3,077,109	3,861,444
M&T Bank Corp.	25,939	3,268,833
MainSource Financial Group, Inc.	2,593	46,207
Malayan Banking BHD	444,533	1,242,313
MB Financial, Inc.	8,499	267,719
mBank	991	149,309
Mega Financial Holding Company, Ltd.	1,082,575	879,523
Mercantile Bank Corp.	2,336	44,781
Metro Bancorp, Inc. (I)	2,046	51,252
Metropolitan Bank & Trust Company	37,170	68,637
MidSouth Bancorp, Inc.	1,328	23,519
MidWestOne Financial Group, Inc.	988	27,180
Mitsubishi UFJ Financial Group, Inc.	1,112,600	6,407,831
Mizrahi Tefahot Bank, Ltd. (I)	11,590	122,983
Mizuho Financial Group, Inc.	2,010,800	3,466,698
National Australia Bank, Ltd.	211,966	5,871,796
National Bank Holdings Corp., Class A	5,350	102,881
National Bank of Canada	29,992	1,395,605
National Bank of Greece SA (I)	160,942	381,942
National Bankshares, Inc. (L)	1,178	35,375
National Penn Bancshares, Inc.	15,154	154,571
Natixis	81,860	578,793
NBT Bancorp, Inc.	5,492	133,511
Nedbank Group, Ltd.	19,408	426,118
NewBridge Bancorp (I)	4,758	38,445
Nordea Bank AB	270,009	3,371,940
Northrim BanCorp, Inc.	1,255	34,337
OFG Bancorp	5,777	86,308
Old Line Bancshares, Inc.	1,479	22,732
Old National Bancorp	14,828	210,558
OmniAmerican Bancorp, Inc.	1,736	46,646
Opus Bank (I)	712	19,146
OTP Bank PLC	13,617	219,002
Oversea-Chinese Banking Corp., Ltd.	352,964	2,833,826
Pacific Continental Corp.	2,628	36,424
Pacific Premier Bancorp, Inc. (I)	2,492	39,648
PacWest Bancorp	25,302	1,176,543
Park National Corp.	1,570	127,861
Park Sterling Corp.	6,245	44,589
Peapack Gladstone Financial Corp.	1,646	29,200
Penns Woods Bancorp, Inc.	856	38,006
Peoples Bancorp, Inc.	1,595	38,615
Peoples Financial Services Corp. (L)	1,049	50,111
Pinnacle Financial Partners, Inc.	4,528	170,570
Piraeus Bank SA (I)	217,877	331,391
Powszechna Kasa Oszczednosci
Bank Polski SA	61,378	684,355
Preferred Bank	1,729	44,124
PrivateBancorp, Inc.	9,186	288,900
Prosperity Bancshares, Inc.	24,452	1,373,713
Public Bank BHD	264,862	1,454,448
Raiffeisen Bank International AG	10,248	212,043
Regions Financial Corp.	271,832	2,737,348
Renasant Corp.	3,762	106,013
Republic Bancorp, Inc., Class A	1,310	29,750
Resona Holdings, Inc.	192,600	1,040,495
RHB Capital BHD	46,916	113,494
Royal Bank of Canada	127,594	9,337,181
Royal Bank of Scotland Group PLC (I)	135,451	836,108
S&T Bancorp, Inc.	3,483	95,713
Sandy Spring Bancorp, Inc.	2,937	69,812
Seacoast Banking Corp. of Florida (I)	3,207	40,665
Seven Bank, Ltd.	50,900	220,742
Shinhan Financial Group Company, Ltd.	27,311	1,221,298
Shinsei Bank, Ltd.	144,000	270,662
Siam Commercial Bank PCL	196,874	1,178,186
Sierra Bancorp	1,888	29,963
Signature Bank (I)	13,149	1,594,579
Simmons First National Corp., Class A	2,119	85,756
SinoPac Financial Holdings Company, Ltd.	797,543	334,817
Skandinaviska Enskilda Banken AB, Series A	134,993	1,781,812
Societe Generale SA	62,315	3,092,733
South State Corp.	3,115	192,912
Southside Bancshares, Inc.	2,468	79,790
Southwest Bancorp, Inc.	2,745	46,391
Square 1 Financial, Inc., Class A (I)	1,122	23,988
Standard Bank Group, Ltd.	115,320	1,415,759
Standard Chartered PLC	132,944	1,943,716
State Bank Financial Corp.	4,451	82,789
State Bank of India, GDR	10,258	527,062
Sterling Bancorp	10,668	142,738
Stock Yards Bancorp, Inc.	1,963	61,422
Stonegate Bank (L)	1,465	40,302
Suffolk Bancorp	1,670	34,552
Sumitomo Mitsui Financial Group, Inc.	111,100	4,171,261
Sumitomo Mitsui Trust Holdings, Inc.	290,000	1,206,428
SunTrust Banks, Inc.	105,065	4,128,004
Suruga Bank, Ltd.	15,700	298,337
Susquehanna Bancshares, Inc.	23,875	314,434
SVB Financial Group (I)	13,258	1,394,079
Svenska Handelsbanken AB, A Shares	44,256	2,158,985
Swedbank AB, Class A	80,405	2,107,463
Synovus Financial Corp.	36,336	938,922
Taishin Financial Holdings Company, Ltd.	856,422	396,633
Taiwan Business Bank (I)	379,876	110,813
Taiwan Cooperative Financial
Holding Company, Ltd.	617,652	325,117
Talmer Bancorp, Inc., Class A	2,462	34,246
TCF Financial Corp.	43,604	676,734
Texas Capital Bancshares, Inc. (I)	5,482	302,223
The Bancorp, Inc. (I)	4,546	40,732
The Bank of Kyoto, Ltd.	30,000	252,316
The Bank of Nova Scotia	108,032	6,703,936
The Bank of Yokohama, Ltd.	101,000	568,954
The Chiba Bank, Ltd.	65,000	432,030
The Chugoku Bank, Ltd.	13,800	193,298
The First of Long Island Corp.	1,771	44,771
The Gunma Bank, Ltd.	31,000	184,519
The Hachijuni Bank, Ltd.	35,000	214,170
The Hiroshima Bank, Ltd.	43,000	208,043
The Iyo Bank, Ltd.	20,900	216,205
The Joyo Bank, Ltd.	58,000	292,620
The PNC Financial Services Group, Inc.	107,378	9,392,354
The Shizuoka Bank, Ltd.	46,000	442,678

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Toronto-Dominion Bank	163,200	$8,246,345
TMB Bank PCL	1,623,452	155,252
Tompkins Financial Corp.	1,705	83,613
Towne Bank (L)	3,410	49,138
Trico Bancshares	2,360	58,552
TriState Capital Holdings, Inc. (I)	3,365	33,987
Trustmark Corp.	26,249	612,652
Turkiye Garanti Bankasi AS	238,639	1,048,999
Turkiye Halk Bankasi AS	64,670	459,569
Turkiye Is Bankasi, Class C	163,355	452,991
Turkiye Vakiflar Bankasi Tao, Class D	77,534	177,793
U.S. Bancorp	352,214	15,567,859
UMB Financial Corp.	4,794	266,019
Umpqua Holdings Corp.	70,021	1,189,657
UniCredit SpA	385,513	2,847,438
Union Bankshares Corp.	5,935	136,742
Unione di Banche Italiane SCPA	75,714	581,481
United Bankshares, Inc.	8,776	306,282
United Community Banks, Inc.	6,441	113,362
United Overseas Bank, Ltd.	155,214	2,851,938
Univest Corp. of Pennsylvania	2,494	48,384
Valley National Bancorp (L)	78,767	767,191
ViewPoint Financial Group, Inc.	5,151	122,800
Washington Trust Bancorp, Inc.	1,752	63,405
Webster Financial Corp.	35,067	1,103,558
Wells Fargo & Company	935,604	50,971,706
WesBanco, Inc.	3,078	102,220
WestAmerica Bancorp.	3,434	166,892
Western Alliance Bancorp (I)	9,642	254,838
Westpac Banking Corp.	280,030	7,749,373
Wilshire Bancorp, Inc.	9,160	87,753
Wintrust Financial Corp.	5,862	261,973
Woori Bank Company, Ltd. (I)	20,383	196,848
Yadkin Financial Corp. (I)	2,815	53,513
Yamaguchi Financial Group, Inc.	17,000	170,494
Yapi ve Kredi Bankasi AS	90,168	215,977
Zions Bancorporation	42,281	1,186,405
		488,650,365
Capital markets - 2.0%
3i Group PLC	52,575	364,072
Aberdeen Asset Management PLC	49,776	349,384
Affiliated Managers Group, Inc. (I)	11,120	2,263,921
Ameriprise Financial, Inc.	37,455	4,935,445
Arlington Asset Investment Corp., Class A	2,320	64,612
Ashford, Inc. (I)	104	12,350
BGC Partners, Inc., Class A	22,221	193,545
BlackRock, Inc.	24,683	8,863,172
Brait SE (I)	32,609	211,914
Calamos Asset Management, Inc., Class A	2,542	34,292
CETIP SA - Mercados Organizados	15,036	196,581
China Cinda Asset Management
Company, Ltd., H Shares (I)	554,000	294,249
China Everbright, Ltd.	93,784	216,507
CI Financial Corp.	21,391	636,960
CITIC Securities Company, Ltd., H Shares	111,500	326,863
Cohen & Steers, Inc. (L)	2,481	107,353
Coronation Fund Managers, Ltd.	21,379	213,659
Cowen Group, Inc., Class A (I)	15,599	66,140
Credit Suisse Group AG (I)	202,880	5,413,210
Daewoo Securities Company, Ltd. (I)	12,052	118,309
Daiwa Securities Group, Inc.	146,000	1,175,313
Deutsche Bank AG	119,426	3,897,006
Diamond Hill Investment Group, Inc.	356	48,302
E*TRADE Financial Corp. (I)	56,361	1,285,594
Eaton Vance Corp.	31,031	1,296,785
Evercore Partners, Inc., Class A	4,206	212,403
FBR & Company (I)	1,293	32,247
Federated Investors, Inc., Class B	24,948	784,365
Financial Engines, Inc. (L)	6,616	216,211
Franklin Resources, Inc.	79,246	4,505,928
FXCM, Inc., Class A	5,850	94,185
GAMCO Investors, Inc., Class A	810	69,790
GFI Group, Inc.	10,209	50,841
Greenhill & Company, Inc.	3,617	160,305
Haitong Securities Company, Ltd., H Shares	140,000	297,055
Hargreaves Lansdown PLC	12,767	194,242
HFF, Inc., Class A	4,191	144,506
ICAP PLC	29,654	192,729
IGM Financial, Inc.	9,973	416,886
INTL. FCStone, Inc. (I)	2,225	39,271
Invesco, Ltd.	85,316	3,443,354
Investec PLC	29,640	273,675
Investec, Ltd.	23,660	220,029
Investment Technology Group, Inc. (I)	4,623	91,304
Janus Capital Group, Inc. (L)	57,742	907,704
Julius Baer Group, Ltd. (I)	29,866	1,351,946
KCG Holdings, Inc., Class A (I)	5,757	63,557
Korea Investment Holdings Company, Ltd.	2,616	135,087
Ladenburg Thalmann
Financial Services, Inc. (I)	13,239	44,218
Legg Mason, Inc.	20,072	1,139,086
Macquarie Group, Ltd.	26,084	1,293,933
Manning & Napier, Inc.	2,019	30,911
Mediobanca SpA (L)	53,649	479,781
Mirae Asset Securities Company, Ltd.	1,426	63,836
Moelis & Company, Class A	997	32,133
Morgan Stanley	301,219	10,596,884
Nomura Holdings, Inc.	317,400	1,908,489
Northern Trust Corp.	43,854	2,970,231
Oppenheimer Holdings, Inc., Class A	1,464	33,511
Partners Group Holding AG	2,299	659,876
Piper Jaffray Companies (I)	2,062	118,359
Raymond James Financial, Inc.	32,859	1,849,962
RCS Capital Corp., Class A	1,204	11,980
Safeguard Scientifics, Inc. (I)	2,791	54,229
Samsung Securities Company, Ltd.	4,092	182,068
SBI Holdings, Inc.	17,164	198,290
Schroders PLC	6,750	283,749
SEI Investments Company	34,198	1,355,267
State Street Corp.	82,615	6,339,049
Stifel Financial Corp. (I)	8,303	402,945
SWS Group, Inc. (I)(L)	4,201	29,365
T. Rowe Price Group, Inc.	51,838	4,326,918
The Bank of New York Mellon Corp.	224,938	9,004,268
The Charles Schwab Corp.	224,976	6,371,320
The Goldman Sachs Group, Inc.	80,717	15,207,890
UBS AG (I)	487,048	8,756,357
Virtus Investment Partners, Inc.	904	139,216
Waddell & Reed Financial, Inc., Class A	22,073	1,061,270
Walter Investment Management Corp. (I)(L)	4,832	90,068
Westwood Holdings Group, Inc.	968	57,683
WisdomTree Investments, Inc.	13,837	210,184
Woori Investment & Securities Company, Ltd.	8,018	85,912
Yuanta Financial Holdings Company, Ltd.	941,100	461,477
		122,333,873

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance - 0.6%
Acom Company, Ltd. (I)(L)	36,300	$108,433
AEON Credit Service Company, Ltd.	9,600	207,101
American Express Company	177,491	16,403,718
Capital One Financial Corp.	109,181	9,083,859
Cash America International, Inc.	3,560	86,900
Compartamos SAB de CV	100,200	213,385
Consumer Portfolio Services, Inc. (I)	3,026	22,150
Credit Acceptance Corp. (I)	882	132,080
Credit Saison Company, Ltd.	12,900	241,385
Discover Financial Services	91,979	6,029,223
Encore Capital Group, Inc. (I)	3,257	139,758
Enova International, Inc. (I)	3,257	74,888
Ezcorp, Inc., Class A (I)	6,718	73,159
First Cash Financial Services, Inc. (I)	3,707	214,190
Green Dot Corp., Class A (I)	4,026	88,612
JG Wentworth, Inc., Class A (I)	1,661	15,829
Navient Corp.	82,927	1,738,150
Nelnet, Inc., Class A	2,604	119,367
Nicholas Financial, Inc. (I)	1,586	19,698
PRA Group, Inc. (I)	6,353	371,778
Regional Management Corp. (I)	1,463	19,838
Samsung Card Company, Ltd.	2,341	100,999
SLM Corp.	110,529	1,069,921
Springleaf Holdings, Inc. (I)	3,161	125,334
World Acceptance Corp. (I)(L)	990	75,567
		36,775,322
Diversified financial services - 1.6%
African Bank Investments, Ltd.	119,121	3,334
ASX, Ltd.	17,540	536,708
Ayala Corp.	27,730	428,243
Berkshire Hathaway, Inc., Class B (I)	359,794	53,497,770
BM&FBovespa SA	131,365	537,954
CBOE Holdings, Inc.	22,269	1,334,136
Chailease Holding Company, Ltd.	100,470	257,747
CME Group, Inc.	62,265	5,270,110
Corp. Financiera Colombiana SA	6,491	116,568
Deutsche Boerse AG	16,603	1,212,149
Eurazeo	3,292	229,066
Exor SpA	8,458	376,615
Far East Horizon, Ltd.	133,000	123,654
First Pacific Company, Ltd.	286,000	300,254
FirstRand, Ltd.	295,673	1,322,510
Fubon Financial Holding Company, Ltd.	728,736	1,191,150
Gain Capital Holdings, Inc.	3,393	29,994
Groupe Bruxelles Lambert SA	10,954	991,059
Grupo de Inversiones Suramericana SA	17,656	323,283
HACI Omer Sabanci Holding AS	95,566	456,735
Hong Kong Exchanges & Clearing, Ltd.	134,215	2,918,592
Industrivarden AB, C Shares	13,180	232,776
Intercontinental Exchange Group, Inc.	22,702	5,130,425
Investment AB Kinnevik, B Shares	20,747	719,914
Investor AB, B Shares	40,708	1,527,523
Japan Exchange Group, Inc.	22,800	584,616
Leucadia National Corp.	62,686	1,449,927
London Stock Exchange Group PLC	12,162	427,840
MarketAxess Holdings, Inc.	4,815	315,720
Marlin Business Services Corp.	1,181	22,014
McGraw-Hill Financial, Inc.	53,699	5,018,709
Metro Pacific Investments Corp.	1,519,500	169,979
Mitsubishi UFJ Lease &
Finance Company, Ltd.	42,100	198,586
Moody’s Corp.	37,095	3,746,966
MSCI, Inc.	30,456	1,472,852
NewStar Financial, Inc. (I)	3,391	38,115
Onex Corp.	8,411	478,033
ORIX Corp.	115,700	1,529,230
Pargesa Holding SA	4,048	322,065
PHH Corp. (I)	7,285	168,721
PICO Holdings, Inc. (I)	3,109	56,957
Remgro, Ltd.	45,798	1,044,208
RMB Holdings, Ltd.	67,413	380,942
Singapore Exchange, Ltd.	97,000	544,371
The NASDAQ OMX Group, Inc.	23,423	1,051,927
Wendel SA	2,699	317,946
		98,407,993
Insurance - 3.5%
ACE, Ltd.	66,641	7,619,732
Admiral Group PLC	11,216	216,991
Aegon NV	207,370	1,627,066
Aflac, Inc.	89,608	5,352,286
Ageas	30,943	1,106,599
AIA Group, Ltd.	1,463,709	8,439,381
Alleghany Corp. (I)	4,279	1,953,535
Allianz SE	39,812	6,854,705
Ambac Financial Group, Inc. (I)	5,810	142,694
American Equity Investment Life
Holding Company	9,563	258,201
American Financial Group, Inc.	19,584	1,182,678
American International Group, Inc.	280,067	15,347,672
AMERISAFE, Inc.	2,442	101,807
AMP, Ltd.	271,449	1,300,259
AmTrust Financial Services, Inc. (L)	3,822	196,145
Aon PLC	56,487	5,224,483
Argo Group International Holdings, Ltd.	3,280	185,123
Arthur J. Gallagher & Company	41,552	1,992,418
Aspen Insurance Holdings, Ltd.	17,107	756,643
Assicurazioni Generali SpA	103,553	2,240,142
Assurant, Inc.	14,252	963,293
Atlas Financial Holdings, Inc. (I)	1,750	25,690
Aviva PLC	162,163	1,289,730
AXA SA	159,462	3,851,498
Baldwin & Lyons, Inc., Class B	1,350	34,493
Baloise Holding AG	6,664	869,096
BB Seguridade Participacoes SA	51,908	665,136
Brown & Brown, Inc.	30,976	997,427
Cathay Financial Holdings Company, Ltd.	908,466	1,462,139
China Life Insurance Company, Ltd.	337,805	282,076
China Life Insurance Company, Ltd., H Shares	802,376	2,823,455
China Pacific Insurance Group Company, Ltd.,
H Shares	287,200	1,199,412
China Taiping Insurance
Holdings Company, Ltd. (I)	115,000	297,381
Cincinnati Financial Corp.	29,288	1,492,224
CNO Financial Group, Inc.	27,760	481,358
CNP Assurances	16,329	302,438
Crawford & Company, Class B	3,206	28,758
Delta Lloyd NV	23,698	544,616
Direct Line Insurance Group PLC	85,377	392,307
Discovery, Ltd.	32,508	327,014
Donegal Group, Inc., Class A	1,515	23,740
Dongbu Insurance Company, Ltd.	2,846	142,706
eHealth, Inc. (I)	2,349	60,769
EMC Insurance Group, Inc.	775	23,072
Employers Holdings, Inc.	4,147	84,101
Enstar Group, Ltd. (I)	1,064	155,291
Everest Re Group, Ltd.	11,883	2,084,159

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.	133	$68,481
FBL Financial Group, Inc., Class A	1,414	72,694
Federated National Holding Company	1,835	46,352
Fidelity & Guaranty Life	1,682	42,100
First American Financial Corp.	41,488	1,328,031
Friends Life Group, Ltd.	79,999	460,868
Genworth Financial, Inc., Class A (I)	98,156	892,238
Gjensidige Forsikring ASA	13,507	231,562
Global Indemnity PLC (I)	1,244	33,476
Great-West Lifeco, Inc. (L)	30,272	898,762
Greenlight Capital Re, Ltd., Class A (I)	3,581	112,873
Hannover Rueckversicherung AG	5,702	508,677
Hanwha Life Insurance Company, Ltd.	16,611	126,186
HCC Insurance Holdings, Inc.	26,134	1,386,931
HCI Group, Inc.	1,202	48,597
Horace Mann Educators Corp.	5,183	162,228
Hyundai Marine & Fire
Insurance Company, Ltd.	4,179	100,369
Industrial Alliance Insurance and
Financial Services, Inc.	10,114	425,787
Infinity Property & Casualty Corp.	1,483	107,755
Insurance Australia Group, Ltd.	217,800	1,179,599
Intact Financial Corp.	12,962	908,077
Kansas City Life Insurance Company	709	33,755
Kemper Corp.	19,046	671,562
Legal & General Group PLC	326,695	1,256,958
Liberty Holdings, Ltd.	13,043	154,370
Lincoln National Corp.	51,983	2,943,797
Loews Corp.	60,167	2,505,354
Maiden Holdings, Ltd.	6,524	85,203
Mapfre SA	91,943	337,335
Marsh & McLennan Companies, Inc.	108,443	6,136,789
Meadowbrook Insurance Group, Inc.	6,904	42,045
Mercury General Corp.	9,484	523,137
MetLife, Inc.	222,045	12,347,922
MMI Holdings, Ltd.	103,630	294,741
Montpelier Re Holdings, Ltd.	4,782	162,827
MS&AD Insurance Group Holdings	45,300	1,058,124
Muenchener Rueckversicherungs AG	15,199	3,127,641
National General Holdings Corp.	4,698	88,088
National Interstate Corp.	1,051	30,090
National Western Life Insurance
Company, Class A	309	79,367
New China Life Insurance Company, Ltd.,
H Shares	92,400	417,616
Old Mutual PLC	273,715	854,920
Old Republic International Corp.	63,394	959,151
OneBeacon Insurance Group, Ltd., Class A	3,085	49,113
People’s Insurance Company Group of
China, Ltd., H Shares	731,000	354,418
PICC Property & Casualty Company, Ltd.,
H Shares	378,780	760,168
Ping An Insurance Group Company of
China, Ltd., H Shares	220,355	1,840,370
Platinum Underwriters Holdings, Ltd.	3,235	239,940
Porto Seguro SA	9,623	117,586
Power Corp. of Canada	36,630	1,051,971
Power Financial Corp.	25,605	805,432
Powszechny Zaklad Ubezpieczen SA	4,167	592,321
Primerica, Inc.	21,189	1,110,939
Principal Financial Group, Inc.	53,946	2,873,703
Protective Life Corp.	20,609	1,436,653
Prudential Financial, Inc.	91,120	7,743,378
Prudential PLC	139,719	3,372,293
QBE Insurance Group, Ltd.	122,124	1,126,324
Rand Merchant Insurance Holdings, Ltd.	68,250	260,716
Reinsurance Group of America, Inc.	17,917	1,535,845
RenaissanceRe Holdings, Ltd.	10,589	1,036,875
RLI Corp.	5,486	251,972
RSA Insurance Group PLC (I)	56,349	411,469
Safety Insurance Group, Inc.	1,662	98,922
Sampo OYJ, Class A	40,389	1,992,024
Samsung Fire & Marine
Insurance Company, Ltd.	2,160	604,772
Samsung Life Insurance Company, Ltd.	4,023	442,869
Sanlam, Ltd.	178,361	1,176,038
SCOR SE	14,179	442,454
Selective Insurance Group, Inc.	6,952	186,105
Shin Kong Financial Holding Company, Ltd.	940,024	279,448
Sompo Japan Nipponkoa Holdings, Inc.	30,000	743,645
Sony Financial Holdings, Inc.	16,100	244,112
StanCorp Financial Group, Inc.	11,430	755,523
Standard Life PLC	220,387	1,457,475
State Auto Financial Corp.	1,921	37,805
Stewart Information Services Corp.	2,746	97,456
Sul America SA	14,079	69,799
Sun Life Financial, Inc. (L)	56,567	2,116,254
Suncorp Group, Ltd.	118,871	1,448,818
Swiss Life Holding AG (I)	4,424	1,012,763
Swiss Re AG	47,622	4,068,066
Symetra Financial Corp.	9,721	220,278
T&D Holdings, Inc.	52,000	630,530
The Allstate Corp.	85,631	5,835,753
The Chubb Corp.	48,250	4,972,163
The Dai-ichi Life Insurance Company, Ltd.	94,300	1,368,233
The Hanover Insurance Group, Inc.	11,514	820,718
The Hartford Financial Services Group, Inc.	88,680	3,662,484
The Navigators Group, Inc. (I)	1,325	96,791
The Phoenix Companies, Inc. (I)	779	47,402
The Progressive Corp.	107,453	2,927,020
The Travelers Companies, Inc.	65,881	6,881,270
Third Point Reinsurance, Ltd. (I)	7,092	105,033
Tokio Marine Holdings, Inc.	61,300	2,003,780
Torchmark Corp.	25,776	1,385,460
Tryg A/S	2,399	277,689
UnipolSai SpA	85,072	243,311
United Fire Group, Inc.	2,712	75,583
United Insurance Holdings Corp.	2,338	43,838
Universal Insurance Holdings, Inc.	4,108	79,695
Unum Group	50,847	1,689,137
Vienna Insurance Group AG	3,741	185,863
W.R. Berkley Corp.	26,663	1,392,875
XL Group PLC	53,063	1,884,798
Zurich Insurance Group AG (I)	20,126	6,307,450
		213,637,362
Real estate investment trusts - 2.7%
Acadia Realty Trust	7,324	234,075
AG Mortgage Investment Trust, Inc.	3,383	66,814
Agree Realty Corp.	2,121	65,348
Alexander’s, Inc.	258	103,744
Alexandria Real Estate Equities, Inc.	18,750	1,611,000
Altisource Residential Corp., Class B	7,316	148,368
American Assets Trust, Inc.	4,630	181,959
American Campus Communities, Inc.	27,421	1,096,840
American Capital Mortgage Investment Corp.	6,227	124,976
American Realty Capital Healthcare Trust, Inc.	21,823	247,255

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
American Residential Properties, Inc. (I)	4,248	$75,487
American Tower Corp.	78,076	8,198,761
AmREIT, Inc.	2,607	69,424
Anworth Mortgage Asset Corp.	14,866	80,276
Apartment Investment & Management
Company, Class A	29,118	1,084,646
Apollo Commercial Real Estate Finance, Inc.	5,417	90,356
Apollo Residential Mortgage, Inc.	3,876	64,032
Ares Commercial Real Estate Corp.	4,039	48,266
Armada Hoffler Properties, Inc.	3,889	36,907
ARMOUR Residential REIT, Inc.	44,696	175,655
Ascendas Real Estate Investment Trust	246,000	441,288
Ashford Hospitality Prime, Inc.	3,537	62,074
Ashford Hospitality Trust, Inc.	9,072	95,075
Associated Estates Realty Corp.	7,251	162,567
AvalonBay Communities, Inc.	25,911	4,166,230
Aviv REIT, Inc.	2,613	88,058
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	50,996	1,093,864
Boston Properties, Inc.	30,176	3,912,017
Camden Property Trust	22,361	1,714,641
Campus Crest Communities, Inc.	8,510	65,357
CapitaCommercial Trust	244,000	315,027
CapitaMall Trust	290,200	440,511
Capstead Mortgage Corp.	11,065	143,956
CaretTust REIIT, Inc.	2,802	45,308
CatchMark Timber Trust, Inc., Class A	2,846	31,591
Cedar Realty Trust, Inc.	11,027	74,873
Chambers Street Properties	30,514	244,417
Chatham Lodging Trust	3,449	92,295
Chesapeake Lodging Trust	6,420	217,381
Colony Financial, Inc.	13,506	331,572
CorEnergy Infrastructure Trust, Inc.	4,513	30,102
CoreSite Realty Corp.	2,686	102,229
Corio NV	7,877	398,620
Corporate Office Properties Trust	22,915	644,141
Corrections Corp. of America	30,427	1,102,979
Cousins Properties, Inc.	27,880	341,251
Crown Castle International Corp.	65,836	5,470,313
CubeSmart	18,381	395,927
CyrusOne, Inc.	4,188	114,961
CYS Investments, Inc.	20,156	186,040
DCT Industrial Trust, Inc.	10,263	350,285
Dexus Property Group	79,684	481,475
DiamondRock Hospitality Company	24,827	370,667
Duke Realty Corp.	89,158	1,733,232
DuPont Fabros Technology, Inc.	7,983	260,166
Dynex Capital, Inc.	7,230	62,178
EastGroup Properties, Inc.	3,946	265,250
Education Realty Trust, Inc.	17,495	203,642
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	196,353	249,336
Empire State Realty Trust, Inc., Class A	11,789	197,584
EPR Properties	6,584	368,638
Equity One, Inc.	27,875	675,411
Equity Residential	71,676	5,077,528
Essex Property Trust, Inc.	12,319	2,493,489
Excel Trust, Inc.	8,075	105,863
Extra Space Storage, Inc.	28,803	1,707,154
Federal Realty Investment Trust	17,697	2,347,684
Federation Centres	125,450	295,192
FelCor Lodging Trust, Inc.	16,066	167,408
Fibra Uno Administracion SA de CV	214,200	709,253
First Industrial Realty Trust, Inc.	14,176	281,394
First Potomac Realty Trust	7,761	96,081
Fonciere Des Regions	2,278	217,400
Franklin Street Properties Corp.	11,846	142,389
Gecina SA	2,403	325,110
General Growth Properties, Inc.	124,063	3,319,926
Getty Realty Corp.	3,526	63,891
Gladstone Commercial Corp.	3,169	56,028
Glimcher Realty Trust	18,662	256,789
Goodman Group	155,308	719,181
Government Properties Income Trust	8,510	193,347
Gramercy Property Trust, Inc.	15,369	90,677
Growthpoint Properties, Ltd.	205,392	513,938
H&R Real Estate Investment Trust	14,005	276,793
Hammerson PLC	41,760	405,582
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	3,057	43,073
Hatteras Financial Corp.	11,852	227,084
HCP, Inc.	90,260	4,043,648
Health Care REIT, Inc.	63,583	4,683,524
Healthcare Realty Trust, Inc.	12,054	318,346
Hersha Hospitality Trust	25,844	191,504
Highwoods Properties, Inc.	34,821	1,502,874
Home Properties, Inc.	14,931	973,352
Hospitality Properties Trust	39,147	1,197,898
Host Hotels & Resorts, Inc.	149,170	3,466,711
Hudson Pacific Properties, Inc.	7,108	199,877
ICADE	3,180	254,425
Inland Real Estate Corp.	10,888	117,482
Intu Properties PLC	46,712	259,768
Invesco Mortgage Capital, Inc.	15,509	256,364
Investors Real Estate Trust	14,462	118,010
Iron Mountain, Inc. (L)	36,109	1,372,503
iStar Financial, Inc. (I)	10,900	155,761
Japan Prime Realty Investment Corp.	66	239,700
Japan Real Estate Investment Corp.	108	532,860
Japan Retail Fund Investment Corp.	209	435,061
Kilroy Realty Corp.	21,738	1,492,966
Kimco Realty Corp.	81,120	2,064,504
Kite Realty Group Trust	4,137	112,857
Klepierre	8,466	379,809
Lamar Advertising Company	20,916	1,114,614
Land Securities Group PLC	42,344	784,413
LaSalle Hotel Properties	40,340	1,628,526
Lexington Realty Trust	26,007	286,077
Liberty Property Trust	38,704	1,369,348
LTC Properties, Inc.	4,455	186,174
Mack-Cali Realty Corp.	32,977	633,818
Medical Properties Trust, Inc.	21,768	301,704
Mid-America Apartment Communities, Inc.	19,651	1,447,493
Mirvac Group	324,831	484,378
Monmouth Real Estate
Investment Corp., Class A	7,489	83,952
National Health Investments, Inc.	4,162	275,857
National Retail Properties, Inc.	32,686	1,259,392
New Residential Investment Corp.	17,673	229,042
New York Mortgage Trust, Inc.	11,772	94,647
New York REIT, Inc.	20,892	224,589
Nippon Building Fund, Inc.	122	615,380
Nippon Prologis REIT, Inc.	124	270,194
Novion Property Group	185,838	336,397
Omega Healthcare Investors, Inc.	33,251	1,270,853
One Liberty Properties, Inc.	1,891	43,361

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Owens Realty Mortgage, Inc.	1,665	$24,525
Parkway Properties, Inc.	9,235	179,898
Pebblebrook Hotel Trust	8,156	352,095
Pennsylvania Real Estate Investment Trust	8,850	206,825
PennyMac Mortgage Investment Trust	9,215	199,689
Physicians Realty Trust	4,680	72,353
Plum Creek Timber Company, Inc.	35,081	1,462,176
Potlatch Corp.	15,759	654,786
Prologis, Inc.	98,508	4,164,918
PS Business Parks, Inc.	2,453	199,650
Public Storage	28,590	5,364,342
QTS Realty Trust, Inc., Class A	1,607	52,260
RAIT Financial Trust	10,679	78,918
Ramco-Gershenson Properties Trust	9,595	171,751
Rayonier, Inc. (L)	33,071	902,177
Realty Income Corp.	58,177	2,702,903
Redefine Properties Ltd.	302,656	275,906
Redwood Trust, Inc.	10,522	205,705
Regency Centers Corp.	24,137	1,483,943
Resource Capital Corp.	16,305	85,927
Retail Opportunity Investments Corp.	11,380	187,315
Rexford Industrial Realty, Inc.	5,991	91,003
RioCan Real Estate Investment Trust	15,086	359,505
RLJ Lodging Trust	16,446	541,567
Rouse Properties, Inc.	4,895	89,530
Ryman Hospitality Properties	5,469	284,826
Sabra Health Care REIT, Inc.	6,024	170,539
Saul Centers, Inc.	1,280	70,054
Scentre Group (I)	479,347	1,411,920
Segro PLC	39,521	241,883
Select Income REIT	4,451	102,818
Senior Housing Properties Trust	53,248	1,199,677
Silver Bay Realty Trust Corp.	5,017	83,433
Simon Property Group, Inc.	61,284	11,080,147
SL Green Realty Corp.	24,983	2,901,526
Sovran Self Storage, Inc.	4,111	349,517
STAG Industrial, Inc.	6,248	148,952
Starwood Waypoint Residential Trust	4,969	126,660
Stockland	209,232	732,226
Strategic Hotels & Resorts, Inc. (I)	31,595	419,582
Summit Hotel Properties, Inc.	10,874	126,138
Sun Communities, Inc.	5,226	307,759
Sunstone Hotel Investors, Inc.	26,083	417,589
Tanger Factory Outlet Centers	24,949	912,634
Taubman Centers, Inc.	16,549	1,315,480
Terreno Realty Corp.	4,456	92,729
The British Land Company PLC	51,553	617,564
The Geo Group, Inc.	9,156	368,895
The GPT Group	148,199	521,699
The Link REIT	278,925	1,766,701
The Macerich Company	27,815	2,199,610
UDR, Inc.	65,778	2,024,647
UMH Properties, Inc.	3,771	36,126
Unibail-Rodamco SE	8,469	2,238,614
United Urban Investment Corp.	213	342,655
Universal Health Realty Income Trust	1,698	82,081
Urstadt Biddle Properties, Inc., Class A	3,362	74,569
Ventas, Inc.	58,021	4,151,403
Vornado Realty Trust	34,379	3,835,321
Washington Prime Group, Inc.	40,549	698,659
Washington Real Estate Investment Trust	8,443	226,863
Weingarten Realty Investors	29,393	1,069,905
Western Asset Mortgage Capital Corp.	5,285	82,710
Westfield Corp. (I)	177,256	1,248,239
Weyerhaeuser Company	103,985	3,671,710
Whitestone REIT	3,466	51,505
		166,904,217
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	9,500	162,088
Agile Property Holdings, Ltd.	173,211	101,741
Alexander & Baldwin, Inc.	18,074	688,258
Altisource Asset Management Corp. (I)(L)	181	89,595
Altisource Portfolio Solutions SA (I)(L)	1,860	97,241
AV Homes, Inc. (I)	1,770	26,497
Ayala Land, Inc.	934,100	705,763
BR Malls Participacoes SA	31,851	228,692
BR Properties SA	10,701	45,360
Brookfield Asset Management, Inc. (L)	49,673	2,489,080
Bumi Serpong Damai Tbk PT	677,200	98,271
CapitaLand, Ltd.	313,500	797,870
CBRE Group, Inc., Class A (I)	55,098	1,859,007
Central Pattana PCL	175,229	253,491
Cheung Kong Holdings, Ltd.	168,000	3,083,241
China Overseas Land & Investment, Ltd.	438,397	1,311,322
China Resources Land, Ltd.	221,211	557,425
China Vanke Company, Ltd. (I)(L)	137,800	279,621
City Developments, Ltd.	50,000	385,551
Consolidated-Tomoka Land Company	578	30,929
Country Garden Holdings Company, Ltd.	506,467	211,341
Daito Trust Construction Company, Ltd.	6,300	713,213
Daiwa House Industry Company, Ltd.	51,900	991,612
Deutsche Wohnen AG	24,728	593,038
Evergrande Real Estate Group, Ltd. (L)	611,000	247,839
Farglory Land Development Company, Ltd.	45,000	50,752
First Capital Realty, Inc.	11,117	182,577
Forestar Group, Inc. (I)	4,508	72,128
Franshion Properties China, Ltd.	404,000	113,936
Global Logistic Properties, Ltd.	377,000	757,136
Guangzhou R&F Properties Company, Ltd.,
H Shares	113,200	139,052
Hang Lung Properties, Ltd.	271,000	813,151
Henderson Land Development Company, Ltd.	126,158	843,413
Highwealth Construction Corp.	63,000	119,471
Hulic Company, Ltd.	20,600	213,213
Hysan Development Company, Ltd.	76,557	354,237
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	81,894	244,907
IOI Properties Group BHD	133,633	97,180
Jones Lang LaSalle, Inc.	11,711	1,705,824
Kennedy-Wilson Holdings, Inc.	9,183	238,666
Keppel Land, Ltd.	84,970	219,539
Kerry Properties, Ltd.	79,768	285,955
Lend Lease Corp.	49,485	644,668
Lippo Karawaci Tbk PT	1,814,600	173,282
Longfor Properties Company, Ltd.	137,000	184,426
Marcus & Millichap, Inc. (I)	1,063	32,985
Megaworld Corp.	1,563,700	174,413
Mitsubishi Estate Company, Ltd.	109,000	2,455,736
Mitsui Fudosan Company, Ltd.	81,000	2,343,323
Multiplan Empreendimentos Imobiliarios SA	5,767	117,052
New World China Land, Ltd.	264,000	163,251
New World Development Company, Ltd.	629,257	750,277
Nomura Real Estate Holdings, Inc.	10,500	193,015
NTT Urban Development Corp.	10,700	109,951
Poly Property Group Company, Ltd. (L)	221,000	92,926
RE/MAX Holdings, Inc., Class A	1,437	48,068

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Ruentex Development Company, Ltd.	77,000	$119,972
Shimao Property Holdings, Ltd.	147,000	350,837
Shui On Land, Ltd.	398,459	98,528
Sino Land Company, Ltd.	363,075	592,500
Sino-Ocean Land Holdings, Ltd.	335,858	200,578
SM Prime Holdings, Inc.	875,100	333,454
SOHO China, Ltd.	181,000	136,387
Sumitomo Realty &
Development Company, Ltd.	31,000	1,072,024
Sun Hung Kai Properties, Ltd.	197,500	2,882,638
Swire Pacific, Ltd., Class A	76,500	1,049,622
Swire Properties, Ltd.	141,800	439,623
Swiss Prime Site AG (I)	7,401	570,560
Talaat Moustafa Group	84,922	120,800
Tejon Ranch Company (I)	1,818	51,558
The St. Joe Company (I)	8,031	149,296
The Wharf Holdings, Ltd.	183,625	1,321,527
Tokyo Tatemono Company, Ltd.	36,000	287,329
Tokyu Fudosan Holdings Corp.	42,000	300,587
UEM Sunrise BHD	145,755	77,587
UOL Group, Ltd.	56,000	288,741
Wheelock and Company, Ltd.	111,000	559,167
Yuexiu Property Company, Ltd.	668,000	133,249
		41,119,160
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	33,816	447,386
Bank Mutual Corp.	6,096	39,380
BankFinancial Corp.	2,801	31,903
BBX Capital Corp., Class A (I)	1,190	19,623
Beneficial Mutual Bancorp, Inc. (I)	3,814	51,870
Berkshire Hills Bancorp, Inc.	3,294	83,602
BofI Holding, Inc. (I)	1,806	142,530
Brookline Bancorp, Inc.	9,429	89,670
Capitol Federal Financial, Inc.	17,722	221,879
Charter Financial Corp.	2,827	31,662
Clifton Bancorp, Inc.	3,690	46,642
Dime Community Bancshares, Inc.	4,419	66,948
ESB Financial Corp.	1,816	32,615
Essent Group, Ltd. (I)	5,287	133,232
EverBank Financial Corp.	11,331	213,476
Federal Agricultural Mortgage Corp., Class C	1,361	41,388
First Defiance Financial Corp.	1,300	39,091
Flagstar Bancorp, Inc. (I)	2,664	40,599
Fox Chase Bancorp, Inc.	1,958	32,405
Franklin Financial Corp. (I)	1,434	28,494
Home Loan Servicing Solutions, Ltd.	9,019	176,231
HomeStreet, Inc.	2,063	33,648
Hudson City Bancorp, Inc.	94,452	924,685
Kearny Financial Corp. (I)	1,961	27,748
Ladder Capital Corp., Class A (I)	2,031	38,406
Meridian Bancorp, Inc. (I)	2,627	28,792
Meta Financial Group, Inc.	885	31,152
MGIC Investment Corp. (I)	43,268	402,825
New York Community Bancorp, Inc.	115,677	1,838,108
NMI Holdings, Inc., Class A (I)	6,870	59,838
Northfield Bancorp, Inc.	6,999	98,616
Northwest Bancshares, Inc.	11,754	147,983
Oritani Financial Corp.	6,139	89,322
PennyMac Financial Services, Inc. (I)	1,994	31,884
People’s United Financial, Inc.	60,412	892,889
Provident Financial Services, Inc.	7,515	129,859
Radian Group, Inc.	24,390	415,850
Stonegate Mortgage Corp. (I)(L)	1,915	22,923
Territorial Bancorp, Inc.	1,347	28,045
Tree.com, Inc. (I)	915	41,413
TrustCo Bank Corp.	12,763	86,916
United Community Financial Corp.	7,092	36,311
United Financial Bancorp, Inc.	7,041	97,025
Walker & Dunlop, Inc. (I)	2,622	41,401
Washington Federal, Inc.	38,604	835,391
Waterstone Financial, Inc.	4,523	55,904
WSFS Financial Corp.	1,167	87,642
		8,535,202
		1,176,363,494
Health care - 12.1%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (I)	10,080	301,090
Acceleron Pharma, Inc. (I)	2,163	83,795
Achillion Pharmaceuticals, Inc. (I)	12,408	159,691
Acorda Therapeutics, Inc. (I)	5,338	194,570
Actelion, Ltd. (I)	13,664	1,620,160
Actinium Pharmaceuticals, Inc. (I)	3,140	18,024
Aegerion Pharmaceuticals, Inc. (I)	3,793	79,919
Agenus, Inc. (I)	8,421	24,926
Agios Pharmaceuticals, Inc. (I)	1,745	175,913
Akebia Therapeutics, Inc. (I)(L)	1,123	13,566
Alexion Pharmaceuticals, Inc. (I)	39,019	7,604,803
AMAG Pharmaceuticals, Inc. (I)	2,880	107,136
Amgen, Inc.	149,338	24,687,065
Anacor Pharmaceuticals, Inc. (I)	4,220	145,506
Arena Pharmaceuticals, Inc. (I)(L)	28,140	117,907
ARIAD Pharmaceuticals, Inc. (I)	21,336	151,699
Array BioPharma, Inc. (I)	16,684	67,237
Arrowhead Research Corp. (I)(L)	6,686	38,913
Auspex Pharmaceuticals, Inc. (I)	1,255	30,409
BioCryst Pharmaceuticals, Inc. (I)(L)	9,013	97,431
Biogen Idec, Inc. (I)	46,792	14,397,430
BioTime, Inc. (I)(L)	7,455	24,005
Bluebird Bio, Inc. (I)	2,798	115,362
Celgene Corp. (I)	157,978	17,960,519
Celldex Therapeutics, Inc. (I)(L)	11,487	232,956
Cepheid, Inc. (I)	8,904	490,432
ChemoCentryx, Inc. (I)	3,991	18,399
Chimerix, Inc. (I)	3,452	121,648
Clovis Oncology, Inc. (I)(L)	3,174	151,019
CSL, Ltd.	43,116	3,024,033
CTI BioPharma Corp. (I)(L)	18,072	39,578
Cubist Pharmaceuticals, Inc. (I)	19,792	1,500,432
Cytokinetics, Inc. (I)	4,842	22,612
CytRx Corp. (I)	8,015	20,118
Dendreon Corp. (I)	22,413	3,093
Durata Therapeutics, Inc. (I)	2,145	2,488
Dyax Corp. (I)	17,368	243,847
Dynavax Technologies Corp. (I)	3,516	52,248
Emergent Biosolutions, Inc. (I)	3,688	91,684
Enanta Pharmaceuticals, Inc. (I)(L)	1,342	62,993
Epizyme, Inc. (I)	1,641	37,513
Exact Sciences Corp. (I)(L)	10,602	263,142
Exelixis, Inc. (I)(L)	25,862	42,931
Five Prime Therapeutics, Inc. (I)	2,358	48,480
Foundation Medicine, Inc. (I)(L)	1,878	44,358
Galena Biopharma, Inc. (I)(L)	15,819	28,158
Genomic Health, Inc. (I)(L)	2,148	71,442
Geron Corp. (I)(L)	20,777	76,459
Gilead Sciences, Inc. (I)	298,291	29,924,553

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Grifols SA	12,961	$577,126
Halozyme Therapeutics, Inc. (I)(L)	13,311	116,871
Heron Therapeutics, Inc. (I)(L)	3,391	26,145
Hyperion Therapeutics, Inc. (I)	1,807	37,025
Idera Pharmaceuticals, Inc. (I)(L)	8,593	26,724
ImmunoGen, Inc. (I)(L)	11,165	114,888
Immunomedics, Inc. (I)(L)	11,430	47,206
Infinity Pharmaceuticals, Inc. (I)	6,324	94,923
Inovio Pharmaceuticals, Inc. (I)(L)	7,835	75,843
Insmed, Inc. (I)	6,385	90,092
Insys Therapeutics, Inc. (I)	1,259	48,761
Intrexon Corp. (I)(L)	4,561	121,003
Ironwood Pharmaceuticals, Inc. (I)	15,345	212,375
Isis Pharmaceuticals, Inc. (I)(L)	14,981	775,866
Karyopharm Therapeutics, Inc. (I)(L)	1,758	73,625
Keryx Biopharmaceuticals, Inc. (I)(L)	11,725	186,428
Kythera Biopharmaceuticals, Inc. (I)(L)	2,267	86,713
Lexicon Pharmaceuticals, Inc. (I)(L)	30,769	31,384
Ligand Pharmaceuticals, Inc. (I)	2,646	142,487
MacroGenics, Inc. (I)	2,618	73,985
MannKind Corp. (I)(L)	29,148	179,260
Merrimack Pharmaceuticals, Inc. (I)(L)	12,693	116,268
MiMedx Group, Inc. (I)(L)	12,018	132,919
Momenta Pharmaceuticals, Inc. (I)	6,281	73,676
Nanoviricides, Inc. (I)(L)	5,854	18,733
Navidea Biopharmaceuticals, Inc. (I)(L)	22,138	27,451
Neuralstem, Inc. (I)(L)	9,076	25,504
Neurocrine Biosciences, Inc. (I)	9,700	193,321
NewLink Genetics Corp. (I)(L)	2,553	99,720
Northwest Biotherapeutics, Inc. (I)(L)	4,965	26,612
Novavax, Inc. (I)(L)	30,582	163,308
NPS Pharmaceuticals, Inc. (I)	13,546	449,456
Ohr Pharmaceutical, Inc. (I)(L)	2,945	22,382
OncoMed Pharmaceuticals, Inc. (I)	1,723	37,958
Oncothyreon, Inc. (I)	10,536	18,438
Ophthotech Corp. (I)	1,791	77,282
OPKO Health, Inc. (I)(L)	25,192	211,109
Orexigen Therapeutics, Inc. (I)(L)	15,895	92,032
Organovo Holdings, Inc. (I)(L)	8,182	51,628
Osiris Therapeutics, Inc. (I)	2,537	33,362
OvaScience, Inc. (I)	2,097	52,970
PDL BioPharma, Inc. (L)	20,216	166,984
Peregrine Pharmaceuticals, Inc. (I)(L)	24,304	35,970
Portola Pharmaceuticals, Inc. (I)	4,721	132,755
Progenics Pharmaceuticals, Inc. (I)(L)	9,276	64,561
Prothena Corp. PLC (I)	3,445	83,507
PTC Therapeutics, Inc. (I)	2,843	127,224
Puma Biotechnology, Inc. (I)	2,952	670,163
Raptor Pharmaceutical Corp. (I)(L)	8,110	78,018
Receptos, Inc. (I)	2,366	320,120
Regeneron Pharmaceuticals, Inc. (I)	14,534	6,047,743
Repligen Corp. (I)	4,111	94,019
Retrophin, Inc. (I)	2,865	28,937
Rigel Pharmaceuticals, Inc. (I)	12,170	26,044
Sangamo BioSciences, Inc. (I)	8,764	105,869
Sarepta Therapeutics, Inc. (I)(L)	5,240	88,766
Spectrum Pharmaceuticals, Inc. (I)	8,540	61,573
Stemline Therapeutics, Inc. (I)	1,645	24,478
Sunesis Pharmaceuticals, Inc. (I)	6,541	15,306
Synageva BioPharma Corp. (I)(L)	2,738	222,326
Synergy Pharmaceuticals, Inc. (I)(L)	13,152	39,193
Synta Pharmaceuticals Corp. (I)(L)	9,002	28,536
TESARO, Inc. (I)(L)	2,520	86,965
TG Therapeutics, Inc. (I)	3,124	46,610
Threshold Pharmaceuticals, Inc. (I)	7,252	21,031
Ultragenyx Pharmaceutical, Inc. (I)	925	40,321
United Therapeutics Corp. (I)	12,353	1,637,637
Vanda Pharmaceuticals, Inc. (I)(L)	4,427	57,684
Verastem, Inc. (I)	2,972	27,640
Versartis, Inc. (I)	979	17,642
Vertex Pharmaceuticals, Inc. (I)	46,590	5,492,029
Xencor, Inc. (I)	2,064	23,137
XOMA Corp. (I)	11,121	63,278
ZIOPHARM Oncology, Inc. (I)(L)	11,499	48,411
		125,919,028
Health care equipment and supplies - 1.8%
Abaxis, Inc.	2,863	164,336
Abbott Laboratories	296,311	13,188,803
ABIOMED, Inc. (I)	5,118	181,791
Accuray, Inc. (I)	10,104	69,617
Align Technology, Inc. (I)	19,003	1,081,271
Analogic Corp.	1,577	114,869
AngioDynamics, Inc. (I)	3,298	57,715
Anika Therapeutics, Inc. (I)	1,843	75,360
Antares Pharma, Inc. (I)(L)	16,069	36,959
AtriCure, Inc. (I)	3,694	69,189
Atrion Corp.	184	59,802
Baxter International, Inc.	107,052	7,814,796
Becton, Dickinson and Company	38,128	5,350,502
Boston Scientific Corp. (I)	260,918	3,358,015
C.R. Bard, Inc.	15,139	2,533,512
Cantel Medical Corp.	4,148	180,604
Cardiovascular Systems, Inc. (I)	3,584	109,885
CareFusion Corp. (I)	40,882	2,418,988
Cerus Corp. (I)(L)	10,069	45,613
Cochlear, Ltd.	5,017	296,595
Coloplast A/S	11,685	1,014,552
CONMED Corp.	3,449	146,341
Covidien PLC	88,961	8,985,061
CryoLife, Inc.	3,979	40,188
Cyberonics, Inc. (I)	3,438	183,074
Cynosure, Inc., Class A (I)	2,911	80,256
DENTSPLY International, Inc.	27,615	1,518,273
Derma Sciences, Inc. (I)	3,265	26,806
DexCom, Inc. (I)	9,563	492,112
Edwards Lifesciences Corp. (I)	20,660	2,679,189
Elekta AB, B Shares (L)	33,066	336,727
Endologix, Inc. (I)	8,332	106,900
Essilor International SA	17,721	1,989,647
Exactech, Inc. (I)	1,392	30,875
GenMark Diagnostics, Inc. (I)	5,576	63,343
Getinge AB, B Shares	18,028	417,496
Globus Medical, Inc., Class A (I)	8,394	193,398
Greatbatch, Inc. (I)	3,129	155,105
Haemonetics Corp. (I)	6,621	244,514
Halyard Health, Inc. (I)(L)	21,838	856,273
HeartWare International, Inc. (I)	2,184	160,590
Hill-Rom Holdings, Inc.	14,996	686,217
Hologic, Inc. (I)	63,153	1,692,500
ICU Medical, Inc. (I)	1,707	142,859
IDEXX Laboratories, Inc. (I)	13,137	1,962,011
Insulet Corp. (I)	7,101	330,836
Integra LifeSciences Holdings Corp. (I)	3,176	156,386
Intuitive Surgical, Inc. (I)	7,036	3,643,030
Invacare Corp.	4,225	63,924
LDR Holding Corp. (I)	2,184	71,264

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Masimo Corp. (I)	6,227	$163,459
Medtronic, Inc.	192,939	14,252,404
Meridian Bioscience, Inc.	5,365	88,254
Merit Medical Systems, Inc. (I)	5,652	83,650
Natus Medical, Inc. (I)	4,101	140,377
Neogen Corp. (I)	4,680	207,371
NuVasive, Inc. (I)	5,959	261,779
NxStage Medical, Inc. (I)	7,946	137,307
Olympus Corp. (I)	21,000	764,319
OraSure Technologies, Inc. (I)	7,282	65,611
Orthofix International NV (I)	2,374	66,282
Oxford Immunotec Global PLC (I)(L)	1,925	25,179
Quidel Corp. (I)	3,679	102,497
ResMed, Inc. (L)	36,631	1,948,769
Rockwell Medical Technologies, Inc. (I)(L)	5,381	48,160
RTI Surgical, Inc. (I)	7,716	37,808
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	200,000	176,427
Sirona Dental Systems, Inc. (I)	14,465	1,249,631
Smith & Nephew PLC	48,091	832,710
Sonova Holding AG	7,155	1,081,966
Spectranetics Corp. (I)	5,301	174,032
St. Jude Medical, Inc.	56,068	3,810,381
STAAR Surgical Company (I)	5,050	46,511
STERIS Corp. (L)	22,977	1,464,784
Stryker Corp.	58,347	5,421,020
SurModics, Inc. (I)	1,938	40,717
Symmetry Medical, Inc.	4,993	44,987
Sysmex Corp.	12,700	546,307
Teleflex, Inc.	10,818	1,288,965
Terumo Corp.	26,500	602,760
The Cooper Companies, Inc.	12,618	2,131,180
Thoratec Corp. (I)	22,001	686,211
Tornier NV (I)	4,580	122,240
Unilife Corp. (I)(L)	14,729	46,102
Utah Medical Products, Inc.	564	32,751
Varian Medical Systems, Inc. (I)	20,512	1,815,517
Vascular Solutions, Inc. (I)	2,284	58,744
Volcano Corp. (I)	6,766	74,832
West Pharmaceutical Services, Inc.	8,953	465,646
William Demant Holdings A/S (I)	2,270	162,474
Wright Medical Group, Inc. (I)	6,418	187,983
Zeltiq Aesthetics, Inc. (I)(L)	3,753	102,720
Zimmer Holdings, Inc.	33,104	3,717,248
		110,456,041
Health care providers and services - 1.8%
Acadia Healthcare Company, Inc. (I)	5,454	338,203
Addus HomeCare Corp. (I)	920	21,234
Aetna, Inc.	70,503	6,150,682
Air Methods Corp. (I)(L)	4,992	221,545
Alfresa Holdings Corp.	15,600	179,527
Almost Family, Inc. (I)	1,120	30,923
Amedisys, Inc. (I)	3,536	89,885
AmerisourceBergen Corp.	41,727	3,799,243
AMN Healthcare Services, Inc. (I)	5,983	102,429
Amsurg Corp. (I)	5,372	277,034
Bangkok Dusit Medical Services PCL	45,292	25,519
Bio-Reference Labs, Inc. (I)(L)	3,150	89,145
BioScrip, Inc. (I)(L)	9,002	58,333
BioTelemetry, Inc. (I)	3,760	37,111
Bumrungrad Hospital PCL	81,328	362,861
Capital Senior Living Corp. (I)	3,766	95,845
Cardinal Health, Inc.	67,112	5,515,935
Catamaran Corp. (I)	18,475	941,765
Celesio AG	4,309	143,534
Centene Corp. (I)	15,310	1,512,169
Chemed Corp. (L)	2,193	241,471
Cigna Corp.	51,137	5,261,486
Community Health Systems, Inc. (I)	30,122	1,418,144
Corvel Corp. (I)	1,431	49,598
Cross Country Healthcare, Inc. (I)	4,345	46,361
DaVita HealthCare Partners, Inc. (I)	35,080	2,684,672
ExamWorks Group, Inc. (I)	4,434	174,478
Express Scripts Holding Company (I)	146,772	12,204,092
Five Star Quality Care, Inc. (I)	5,797	25,507
Fresenius Medical Care AG &
Company KGaA	18,586	1,371,785
Fresenius SE & Company KGaA	32,557	1,763,808
Gentiva Health Services, Inc. (I)	4,099	79,562
Hanger, Inc. (I)	4,540	97,383
Health Net, Inc. (I)	20,987	1,078,312
HealthSouth Corp.	11,116	457,201
Healthways, Inc. (I)	4,118	64,158
Henry Schein, Inc. (I)	22,170	3,041,724
Humana, Inc.	30,534	4,212,776
IHH Healthcare BHD	237,709	345,776
IPC The Hospitalist Company, Inc. (I)	2,204	97,152
Kindred Healthcare, Inc.	8,248	164,053
Laboratory Corp. of America Holdings (I)	16,799	1,757,847
Landauer, Inc.	1,291	42,603
LHC Group, Inc. (I)	1,636	38,462
Life Healthcare Group Holdings, Ltd.	88,707	334,317
LifePoint Hospitals, Inc. (I)	11,797	816,234
Magellan Health Services, Inc. (I)	3,481	213,002
McKesson Corp.	45,487	9,586,840
Mediclinic International, Ltd.	35,335	299,799
Medipal Holdings Corp.	11,700	130,227
MEDNAX, Inc. (I)	26,197	1,714,856
Miraca Holdings, Inc.	4,700	178,420
Molina Healthcare, Inc. (I)	3,823	195,432
MWI Veterinary Supply, Inc. (I)	1,628	266,048
National Healthcare Corp.	1,220	73,505
Netcare, Ltd.	90,901	298,585
Odontoprev SA	16,097	59,540
Omnicare, Inc.	25,572	1,798,223
Owens & Minor, Inc.	24,360	833,356
Patterson Companies, Inc.	16,028	772,229
PharMerica Corp. (I)	3,816	83,227
Qualicorp SA (I)	14,384	154,470
Quest Diagnostics, Inc.	28,582	1,866,690
RadNet, Inc. (I)	4,335	36,501
Ramsay Health Care, Ltd.	11,908	548,039
Ryman Healthcare, Ltd.	31,051	195,014
Select Medical Holdings Corp.	10,039	144,863
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	70,300	167,917
Sinopharm Group Company, Ltd., H Shares	107,200	398,855
Skilled Healthcare Group, Inc., Class A (I)	3,309	23,097
Sonic Healthcare, Ltd.	34,476	511,460
Surgical Care Affiliates, Inc. (I)	1,623	51,611
Suzuken Company, Ltd.	6,300	161,342
Team Health Holdings, Inc. (I)	8,916	509,639
Tenet Healthcare Corp. (I)	18,926	909,394
The Ensign Group, Inc.	2,561	100,955
The Providence Service Corp. (I)	1,494	58,460
Triple-S Management Corp., Class B (I)	3,169	73,267
The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	191,301	$18,868,018
Universal American Corp. (I)	5,519	48,567
Universal Health Services, Inc., Class B	17,752	1,857,214
US Physical Therapy, Inc.	1,628	63,280
VCA Antech, Inc. (I)	22,531	1,066,392
WellCare Health Plans, Inc. (I)	17,040	1,256,530
WellPoint, Inc.	53,712	6,870,302
		110,307,050
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	44,261	532,017
Castlight Health, Inc., B Shares (I)(L)	1,961	24,375
Cerner Corp. (I)	61,251	3,944,564
Computer Programs & Systems, Inc.	1,431	84,057
HealthStream, Inc. (I)	2,765	79,217
HMS Holdings Corp. (I)	34,139	712,140
M3, Inc.	16,800	288,407
MedAssets, Inc. (I)	7,833	151,490
Medidata Solutions, Inc. (I)	6,909	295,083
Merge Healthcare, Inc. (I)	10,405	32,672
Omnicell, Inc. (I)	4,597	148,023
Quality Systems, Inc.	6,574	96,835
Vocera Communications, Inc. (I)	3,235	31,250
		6,420,130
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	2,967	59,993
Affymetrix, Inc. (I)(L)	9,418	85,986
Agilent Technologies, Inc.	65,732	2,809,386
Albany Molecular Research, Inc. (I)	3,035	49,379
Bio-Rad Laboratories, Inc., Class A (I)	5,357	636,358
Bio-Techne Corp.	9,671	885,960
Cambrex Corp. (I)	3,858	87,770
Charles River
Laboratories International, Inc. (I)	12,198	789,821
Covance, Inc. (I)	14,774	1,516,108
Enzo Biochem, Inc. (I)	4,768	21,647
Fluidigm Corp. (I)	3,656	112,714
Lonza Group AG (I)	7,077	832,269
Luminex Corp. (I)	4,815	89,078
Mettler-Toledo International, Inc. (I)	7,550	2,214,113
Pacific Biosciences of California, Inc. (I)	7,718	52,174
PAREXEL International Corp. (I)	7,223	422,618
PerkinElmer, Inc.	22,284	1,013,253
QIAGEN NV (I)	20,327	485,109
Sequenom, Inc. (I)(L)	15,690	47,070
Thermo Fisher Scientific, Inc.	78,704	10,175,640
Waters Corp. (I)	16,736	1,939,702
		24,326,148
Pharmaceuticals - 6.0%
AbbVie, Inc.	313,666	21,705,687
AcelRx Pharmaceuticals, Inc. (I)(L)	3,506	23,350
Actavis PLC (I)	52,153	14,113,123
Aerie Pharmaceuticals, Inc. (I)	1,475	38,896
Akorn, Inc. (I)	7,919	317,314
Alimera Sciences, Inc. (I)(L)	3,970	23,304
Allergan, Inc.	58,699	12,555,129
Ampio Pharmaceuticals, Inc. (I)(L)	5,788	19,679
ANI Pharmaceuticals, Inc. (I)	944	51,080
Aratana Therapeutics, Inc. (I)	3,328	44,096
Aspen Pharmacare Holdings, Ltd.	30,387	1,096,800
Astellas Pharma, Inc.	187,400	2,696,436
AstraZeneca PLC	68,061	5,050,355
Auxilium Pharmaceuticals, Inc. (I)	6,432	222,290
AVANIR Pharmaceuticals, Inc., Class A (I)	21,900	326,748
Bayer AG	71,556	10,758,016
Bio-Path Holdings, Inc. (I)(L)	9,663	23,771
BioDelivery Sciences International, Inc. (I)	5,390	82,737
Bristol-Myers Squibb Company	326,913	19,304,213
Celltrion, Inc. (I)(L)	4,155	149,322
Cempra, Inc. (I)(L)	3,225	46,408
Chelsea Therapeutics International, Ltd. (I)(L)	9,811	785
Chugai Pharmaceutical Company, Ltd.	19,600	530,245
Corcept Therapeutics, Inc. (I)(L)	7,508	22,749
CSPC Pharmaceutical Group, Ltd.	248,000	220,525
Daiichi Sankyo Company, Ltd.	55,700	821,894
Depomed, Inc. (I)	7,428	115,060
Dr. Reddy’s Laboratories, Ltd., ADR	7,640	446,100
Eisai Company, Ltd.	21,900	785,385
Eli Lilly & Company	194,339	13,238,373
Endo International PLC (I)	40,107	2,934,629
Endocyte, Inc. (I)	5,085	33,002
Furiex Pharmaceuticals, Inc. (I)	863	8,432
Genomma Lab Internacional SAB
de CV, Class B (I)	73,000	155,775
GlaxoSmithKline PLC	261,734	6,072,031
Hisamitsu Pharmaceutical Company, Inc.	5,100	155,047
Horizon Pharma, Inc. (I)(L)	8,380	107,096
Hospira, Inc. (I)	33,031	1,969,969
Impax Laboratories, Inc. (I)	8,915	284,834
Intra-Cellular Therapies, Inc. (I)	2,327	33,439
Johnson & Johnson	556,481	60,239,068
Kalbe Farma Tbk PT	1,953,110	280,245
Kyowa Hakko Kirin Company, Ltd.	19,737	214,801
Lannett Company, Inc. (I)	3,270	160,655
Mallinckrodt PLC (I)	22,277	2,054,385
Merck & Company, Inc.	569,457	34,395,203
Merck KGaA	11,126	1,106,161
Mitsubishi Tanabe Pharma Corp.	19,500	297,828
Mylan, Inc. (I)	73,718	4,320,612
Nektar Therapeutics (I)	16,285	271,471
Novartis AG	307,600	29,745,678
Novo Nordisk A/S, Class B	212,033	9,650,927
Omeros Corp. (I)(L)	4,449	99,346
Ono Pharmaceutical Company, Ltd.	7,200	615,717
Orion OYJ, Class B	8,947	306,745
Otsuka Holdings Company, Ltd.	34,100	1,076,456
Pacira Pharmaceuticals, Inc. (I)	4,539	426,348
Pain Therapeutics, Inc. (I)	5,560	10,064
Pernix Therapeutics Holdings (I)	4,512	46,789
Perrigo Company PLC	26,391	4,227,574
Pfizer, Inc.	1,251,625	38,988,119
Phibro Animal Health Corp.	2,027	61,945
POZEN, Inc. (I)	3,633	32,297
Prestige Brands Holdings, Inc. (I)	6,614	221,238
Ranbaxy Laboratories, Ltd., GDR (I)	7,001	68,001
Relypsa, Inc. (I)	2,219	55,231
Repros Therapeutics, Inc. (I)	3,167	27,110
Revance Therapeutics, Inc. (I)	1,172	19,268
Richter Gedeon Nyrt	8,794	136,471
Roche Holding AG	93,935	28,109,142
Sagent Pharmaceuticals, Inc. (I)	2,831	81,618
Salix Pharmaceuticals, Ltd. (I)(L)	16,644	1,709,172
Sanofi	102,737	9,922,305
Santen Pharmaceutical Company, Ltd.	6,500	363,441
SciClone Pharmaceuticals, Inc. (I)	6,990	59,345

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
ScinoPharm Taiwan, Ltd.	22,464	$41,687
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	45,000	160,384
Shionogi & Company, Ltd.	26,100	649,235
Shire PLC	31,774	2,264,823
Sihuan Pharmaceutical Holdings Group, Ltd.	442,000	331,105
Sino Biopharmaceutical, Ltd.	316,000	311,741
Sumitomo Dainippon Pharma Company, Ltd.	14,300	147,897
Supernus Pharmaceuticals, Inc. (I)(L)	3,920	34,731
Taisho Pharmaceutical
Holdings Company, Ltd.	2,600	160,866
Takeda Pharmaceutical Company, Ltd.	68,900	2,886,817
Tetraphase Pharmaceuticals, Inc. (I)	2,941	77,642
Teva Pharmaceutical Industries, Ltd.	73,209	4,168,490
The Medicines Company (I)	8,307	222,711
TherapeuticsMD, Inc. (I)(L)	13,918	53,445
Theravance Biopharma, Inc. (I)	3,044	48,156
Theravance, Inc. (L)	10,556	159,712
Trius Therapeutics, Inc. (I)(L)	6,739	741
UCB SA	17,141	1,343,243
Valeant Pharmaceuticals International, Inc. (I)	28,107	4,097,207
Vivus, Inc. (I)(L)	11,954	40,046
XenoPort, Inc. (I)	7,833	69,714
Yuhan Corp.	521	81,797
Zoetis, Inc.	98,820	4,439,983
Zogenix, Inc. (I)	17,167	19,570
		367,796,643
		745,225,040
Industrials - 10.5%
Aerospace and defense - 1.9%
AAR Corp.	5,040	129,175
Aerovironment, Inc. (I)	2,461	68,194
Airbus Group NV	50,814	3,095,420
Alliant Techsystems, Inc.	8,345	948,660
American Science & Engineering, Inc.	1,036	50,640
Astronics Corp. (I)	2,419	118,579
Astronics Corp., Class B	391	19,194
AviChina Industry & Technology
Company, Ltd., H Shares	216,000	152,470
B/E Aerospace, Inc. (I)	27,519	2,142,905
BAE Systems PLC	170,085	1,274,633
Bombardier, Inc., Class B	130,291	497,920
CAE, Inc.	24,981	334,464
Cobham PLC	60,664	285,363
Cubic Corp.	2,640	135,828
Curtiss-Wright Corp.	6,110	433,199
DigitalGlobe, Inc. (I)	9,634	260,214
Ducommun, Inc. (I)	1,461	36,379
Embraer SA	48,308	445,392
Engility Holdings, Inc. (I)	2,220	93,351
Esterline Technologies Corp. (I)	12,374	1,470,402
Exelis, Inc.	49,216	882,935
Finmeccanica SpA (I)	34,834	337,530
GenCorp, Inc. (I)(L)	7,676	128,189
General Dynamics Corp.	62,229	9,045,607
HEICO Corp.	8,508	451,009
Honeywell International, Inc.	154,485	15,304,829
Huntington Ingalls Industries, Inc.	12,692	1,383,047
Korea Aerospace Industries, Ltd.	2,936	106,305
Kratos Defense & Security Solutions, Inc. (I)	6,220	31,971
L-3 Communications Holdings, Inc.	16,997	2,117,826
LMI Aerospace, Inc. (I)(L)	1,699	23,854
Lockheed Martin Corp.	53,577	10,263,210
Meggitt PLC	42,921	336,769
Moog, Inc., Class A (I)	5,623	409,242
National Presto Industries, Inc. (L)	645	37,836
Northrop Grumman Corp.	40,276	5,676,097
Orbital Sciences Corp. (I)	7,734	210,519
Precision Castparts Corp.	28,557	6,793,710
Raytheon Company	61,709	6,584,350
Rockwell Collins, Inc.	26,715	2,284,934
Rolls-Royce Holdings PLC (I)	101,292	1,329,496
Safran SA	23,519	1,521,075
Singapore Technologies Engineering, Ltd.	188,000	485,674
Sparton Corp. (I)	1,416	35,230
Taser International, Inc. (I)	6,927	148,792
Teledyne Technologies, Inc. (I)	4,724	505,043
Textron, Inc.	55,085	2,386,282
Thales SA	8,104	429,969
The Boeing Company	132,352	17,782,815
The KEYW Holding Corp. (I)(L)	4,289	46,364
Triumph Group, Inc.	13,439	914,658
United Technologies Corp.	168,008	18,494,321
Zodiac Aerospace	15,967	529,333
		119,011,203
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	6,923	55,038
Atlas Air Worldwide Holdings, Inc. (I)	3,281	149,778
Bollore SA (L)	473	233,529
C.H. Robinson Worldwide, Inc.	29,306	2,161,024
Deutsche Post AG	83,752	2,776,872
Echo Global Logistics, Inc. (I)	3,060	85,833
Expeditors International of Washington, Inc.	39,030	1,827,385
FedEx Corp.	51,810	9,231,506
Forward Air Corp.	4,031	197,358
Hub Group, Inc., Class A (I)	4,731	177,980
Hyundai Glovis Company, Ltd.	820	205,706
Park-Ohio Holdings Corp.	1,120	62,910
Royal Mail PLC	34,670	226,190
TNT Express NV	49,322	332,393
Toll Holdings, Ltd.	59,768	286,194
United Parcel Service, Inc., Class B	139,023	15,281,408
UTi Worldwide, Inc. (I)	11,923	140,691
XPO Logistics, Inc. (I)	6,740	260,703
Yamato Transport Company, Ltd.	31,700	717,338
		34,409,836
Airlines - 0.4%
Air China, Ltd., H Shares	185,466	142,293
AirAsia BHD	114,546	87,333
Alaska Air Group, Inc.	35,249	2,080,748
Allegiant Travel Company	1,741	244,193
ANA Holdings, Inc.	100,000	245,772
Cathay Pacific Airways, Ltd.	144,000	316,703
China Airlines, Ltd. (I)	277,000	116,867
Delta Air Lines, Inc.	167,229	7,804,577
Deutsche Lufthansa AG	19,996	356,144
easyJet PLC	8,621	222,166
Eva Airways Corp. (I)	175,000	113,040
Hawaiian Holdings, Inc. (I)	5,767	117,012
International Consolidated
Airlines Group SA (I)	89,735	640,759
Japan Airlines Company, Ltd.	10,500	308,176
JetBlue Airways Corp. (I)(L)	95,561	1,398,057
Korean Air Lines Company, Ltd. (I)	1,817	68,732

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Latam Airlines Group SA (I)	31,107	$372,187
Qantas Airways, Ltd. (I)	99,143	161,757
Republic Airways Holdings, Inc. (I)	6,432	85,417
Ryanair Holdings PLC, ADR (I)	2,693	169,363
Singapore Airlines, Ltd.	66,140	545,726
SkyWest, Inc.	6,754	84,425
Southwest Airlines Company	136,469	5,707,134
Turk Hava Yollari (I)	57,398	238,062
		21,626,643
Building products - 0.3%
AAON, Inc.	5,427	112,447
Allegion PLC	17,819	959,553
American Woodmark Corp. (I)	1,636	65,162
AO Smith Corp.	19,765	1,065,926
Apogee Enterprises, Inc.	3,706	167,622
Asahi Glass Company, Ltd.	87,000	420,230
Assa Abloy AB, Series B	29,653	1,611,652
Builders FirstSource, Inc. (I)	6,317	38,913
Cie de Saint-Gobain	38,646	1,774,878
Continental Building Products, Inc. (I)	1,569	26,202
Daikin Industries, Ltd.	20,500	1,360,412
Fortune Brands Home & Security, Inc.	41,414	1,860,317
Geberit AG	5,035	1,752,012
Gibraltar Industries, Inc. (I)	3,905	56,037
Griffon Corp.	5,197	64,703
Insteel Industries, Inc.	2,389	52,152
KCC Corp.	317	157,755
Lennox International, Inc.	11,679	1,093,972
LIXIL Group Corp.	23,200	492,885
Masco Corp.	70,656	1,709,875
Masonite International Corp. (I)	3,736	218,967
NCI Building Systems, Inc. (I)	3,596	67,101
Nortek, Inc. (I)	1,187	94,640
Patrick Industries, Inc. (I)	1,051	46,864
PGT, Inc. (I)	6,239	58,709
Ply Gem Holdings, Inc. (I)	2,955	36,997
Quanex Building Products Corp.	4,826	95,458
Simpson Manufacturing Company, Inc.	5,275	175,130
Taiwan Glass Industrial Corp.	102,395	78,938
TOTO, Ltd.	25,000	298,315
Trex Company, Inc. (I)	4,278	180,275
Universal Forest Products, Inc.	2,582	123,265
		16,317,364
Commercial services and supplies - 0.5%
ABM Industries, Inc.	7,064	191,364
ACCO Brands Corp. (I)	14,531	127,292
Aggreko PLC	13,675	326,870
ARC Document Solutions, Inc. (I)	5,544	53,389
Babcock International Group PLC	13,228	234,348
Brady Corp., Class A	6,153	153,825
Brambles, Ltd.	140,215	1,157,670
Casella Waste Systems, Inc., Class A (I)	6,113	24,085
Ceco Environmental Corp. (L)	2,885	40,852
Cenveo, Inc. (I)(L)	8,766	16,480
China Everbright International, Ltd.	264,000	403,814
Cintas Corp.	19,699	1,440,982
Civeo Corp.	39,801	374,925
Clean Harbors, Inc. (I)	14,421	674,182
Copart, Inc. (I)	29,648	1,077,408
Dai Nippon Printing Company, Ltd.	49,000	430,072
Deluxe Corp.	19,344	1,130,657
Edenred	17,506	504,571
Ennis, Inc.	3,520	46,851
G&K Services, Inc., Class A	2,532	164,833
G4S PLC	82,192	354,507
Healthcare Services Group, Inc.	8,975	270,686
Heritage-Crystal Clean, Inc. (I)	1,373	22,655
Herman Miller, Inc.	23,077	701,310
HNI Corp.	17,519	822,342
InnerWorkings, Inc. (I)	4,901	36,659
Interface, Inc.	8,593	129,926
Kimball International, Inc., Class B	4,478	42,048
Knoll, Inc.	6,259	115,979
Matthews International Corp., Class A	3,701	170,505
McGrath RentCorp.	3,114	109,800
Mobile Mini, Inc.	5,971	247,737
MSA Safety, Inc.	11,968	657,402
Multi-Color Corp.	1,663	91,199
Park24 Company, Ltd.	8,600	130,381
Performant Financial Corp. (I)	4,092	27,826
Pitney Bowes, Inc.	39,949	983,544
Quad/Graphics, Inc.	3,644	79,111
R.R. Donnelley & Sons Company	52,216	879,317
Republic Services, Inc.	48,422	1,917,995
Rollins, Inc.	16,761	545,235
S1 Corp.	1,270	86,816
Secom Company, Ltd.	18,300	1,058,717
Securitas AB, Series B	26,783	323,876
Societe BIC SA	2,438	324,738
SP Plus Corp. (I)	2,017	41,913
Steelcase, Inc., Class A	10,531	184,503
Stericycle, Inc. (I)	16,706	2,153,738
Team, Inc. (I)	2,617	106,276
Tetra Tech, Inc.	8,210	223,148
The ADT Corp. (L)	34,705	1,212,593
The Brink’s Company	6,148	133,412
Toppan Printing Company, Ltd.	48,000	309,227
Tyco International, Ltd.	86,184	3,697,294
UniFirst Corp.	1,856	207,111
United Stationers, Inc.	4,983	204,602
US Ecology, Inc.	2,743	109,226
Viad Corp.	2,682	64,448
Waste Connections, Inc.	32,436	1,531,304
Waste Management, Inc.	85,309	4,157,108
West Corp.	4,881	152,482
		33,193,166
Construction and engineering - 0.3%
ACS Actividades de Construccion
y Servicios SA	15,419	544,577
AECOM Technology Corp. (I)	32,963	1,055,146
Aegion Corp. (I)	4,836	92,126
Ameresco, Inc., Class A (I)	2,904	22,390
Argan, Inc.	1,593	50,610
Boskalis Westminster NV	9,707	544,703
Bouygues SA	16,353	614,818
China Communications Construction
Company, Ltd., H Shares	474,965	473,652
China Railway Construction Corp., H Shares	205,300	235,468
China Railway Group, Ltd., H Shares	422,000	303,905
China State Construction
International Holdings, Ltd.	186,000	280,523
Chiyoda Corp.	13,000	114,813
Comfort Systems USA, Inc.	4,895	70,341
CTCI Corp.	65,000	105,468
Daelim Industrial Company, Ltd.	1,863	113,137

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Daewoo Engineering &
Construction Company, Ltd. (I)	5,471	$31,001
Dialog Group BHD	320,312	140,951
Dycom Industries, Inc. (I)	4,320	132,149
EMCOR Group, Inc.	8,480	367,608
Ferrovial SA	36,256	742,619
Fluor Corp.	31,277	1,938,861
Furmanite Corp. (I)	5,095	32,353
Gamuda BHD	170,800	266,832
Granite Construction, Inc.	14,393	515,989
Great Lakes Dredge & Dock Corp. (I)	8,017	60,769
GS Engineering & Construction Corp. (I)	3,260	78,656
Hochtief AG	1,784	134,457
Hyundai Development Company	3,790	121,113
Hyundai Engineering &
Construction Company, Ltd.	4,467	180,086
IJM Corp. BHD	107,100	214,948
Jacobs Engineering Group, Inc. (I)	26,250	1,219,313
JGC Corp.	18,000	387,163
Kajima Corp.	74,000	292,141
KBR, Inc.	37,955	639,162
Larsen & Toubro, Ltd., GDR	21,907	578,149
Layne Christensen Company (I)(L)	2,808	19,937
Leighton Holdings, Ltd.	9,367	160,247
MasTec, Inc. (I)	8,337	200,922
MYR Group, Inc. (I)	2,777	72,063
Northwest Pipe Company (I)	1,289	42,589
Obayashi Corp.	56,000	348,982
OCI NV (I)	9,409	337,443
Orion Marine Group, Inc. (I)	3,874	42,537
Pike Corp.	3,591	42,948
Primoris Services Corp.	4,911	128,423
Promotora y Operadora de Infraestructura
SAB de CV (I)	24,700	306,586
Quanta Services, Inc. (I)	43,187	1,317,204
Samsung Engineering Company, Ltd. (I)	1,873	82,579
Shimizu Corp.	52,000	354,419
Sinopec Engineering Group Company, Ltd.,
H Shares	113,000	99,008
Skanska AB, Series B	33,386	718,191
SNC-Lavalin Group, Inc.	13,896	531,536
Sterling Construction Company, Inc. (I)	2,849	19,060
Taisei Corp.	90,000	470,056
Tutor Perini Corp. (I)	4,702	118,726
Vinci SA	41,739	2,255,342
		20,364,795
Electrical equipment - 0.7%
ABB, Ltd. (I)	293,889	6,595,983
Acuity Brands, Inc.	11,294	1,560,831
Alstom SA (I)	18,874	661,829
AMETEK, Inc.	48,366	2,464,731
AZZ, Inc.	3,260	145,983
Capstone Turbine Corp. (I)(L)	43,763	36,761
Doosan Heavy Industries and
Construction Company, Ltd.	3,912	91,877
Eaton Corp. PLC	94,010	6,376,698
Emerson Electric Company	138,409	8,823,574
Encore Wire Corp.	2,657	97,432
EnerSys	5,874	356,728
Enphase Energy, Inc. (I)(L)	2,366	24,867
Franklin Electric Company, Inc.	6,028	226,412
FuelCell Energy, Inc. (I)(L)	28,951	48,348
Fuji Electric Company, Ltd.	47,000	206,563
Generac Holdings, Inc. (I)(L)	8,708	377,753
General Cable Corp.	6,192	85,202
Global Power Equipment Group, Inc.	2,432	31,543
GrafTech International, Ltd. (I)	15,037	61,351
Hubbell, Inc., Class B	14,215	1,518,162
Legrand SA	23,073	1,209,648
LS Corp.	1,084	59,130
LS Industrial Systems Company, Ltd.	892	51,718
LSI Industries, Inc.	3,022	20,368
Mabuchi Motor Company, Ltd.	2,200	174,983
Mitsubishi Electric Corp.	169,000	2,031,093
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	19,000	1,257,946
OSRAM Licht AG (I)	7,703	319,748
Plug Power, Inc. (I)(L)	21,387	81,698
Polypore International, Inc. (I)	5,716	294,145
Powell Industries, Inc.	1,223	52,039
Power Solutions International, Inc. (I)	603	39,587
PowerSecure International, Inc. (I)	3,030	30,361
Preformed Line Products Company	410	19,344
Prysmian SpA	17,473	314,007
Regal-Beloit Corp.	11,811	854,172
Rockwell Automation, Inc.	27,296	3,150,231
Schneider Electric SE	43,896	3,581,385
Schneider Electric SE	1,474	118,884
Shanghai Electric Group Company, Ltd.,
H Shares	315,136	188,834
Teco Electric & Machinery Company, Ltd.	207,000	214,588
Thermon Group Holdings, Inc. (I)	4,133	99,977
Vestas Wind Systems A/S (I)	23,743	876,200
Vicor Corp. (I)	2,367	28,877
Walsin Lihwa Corp. (I)	346,000	111,321
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	50,000	215,016
		45,187,928
Industrial conglomerates - 1.8%
3M Company	127,656	20,436,449
Aboitiz Equity Ventures, Inc.	253,180	295,684
Alfa SAB de CV, Class A	264,000	702,052
Alliance Global Group, Inc.	268,800	148,226
Beijing Enterprises Holdings, Ltd.	54,714	435,932
Bidvest Group, Ltd.	30,273	799,390
Carlisle Companies, Inc.	16,758	1,498,165
CITIC, Ltd.	242,033	421,576
CJ Corp.	975	142,210
Danaher Corp.	120,919	10,103,992
DMCI Holdings, Inc.	524,400	190,093
Doosan Corp.	416	43,298
Enka Insaat ve Sanayi AS	48,610	126,238
Far Eastern New Century Corp.	340,092	339,548
General Electric Company	1,978,204	52,402,624
Grupo Carso SAB de CV, Series A1	53,600	303,952
Hutchison Whampoa, Ltd.	258,000	3,231,038
JG Summit Holdings, Inc.	323,950	444,184
Keppel Corp., Ltd.	176,931	1,220,844
KOC Holdings AS	65,758	369,979
Koninklijke Philips NV	108,558	3,267,185
LG Corp.	6,022	353,316
MMC Corp. BHD	70,228	48,787
NWS Holdings, Ltd.	183,230	337,993
Raven Industries, Inc.	4,715	106,088
Roper Industries, Inc.	19,678	3,105,582
Samsung Techwin Company, Ltd.	2,474	62,716

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Seibu Holdings, Inc.	10,000	$189,144
Sembcorp Industries, Ltd.	119,000	417,040
Shanghai Industrial Holdings, Ltd.	49,070	151,645
Siemens AG	68,592	8,107,379
Sime Darby BHD	297,800	852,004
SK Holdings Company, Ltd.	1,627	249,648
SM Investments Corp.	21,070	377,005
Smiths Group PLC	21,017	379,186
Toshiba Corp.	351,000	1,561,768
Turkiye Sise ve Cam Fabrikalari AS	59,240	94,004
		113,315,964
Machinery - 1.9%
Accuride Corp. (I)	5,653	26,456
Actuant Corp., Class A	8,922	261,950
AGCO Corp.	22,306	941,090
Alamo Group, Inc.	947	45,106
Albany International Corp., Class A	3,537	132,178
Alfa Laval AB	27,561	548,526
Altra Industrial Motion Corp.	3,466	106,164
Amada Company, Ltd.	31,100	280,725
American Railcar Industries, Inc. (L)	1,205	71,071
Andritz AG	6,285	338,737
Astec Industries, Inc.	2,400	94,248
Atlas Copco AB, Series A	59,455	1,714,509
Atlas Copco AB, Series B	34,923	927,395
Barnes Group, Inc.	6,865	252,151
Blount International, Inc. (I)	6,362	104,464
Briggs & Stratton Corp.	5,979	119,879
Caterpillar, Inc.	123,129	12,386,777
Chart Industries, Inc. (I)	3,892	154,551
China International Marine Containers Group
Company, Ltd., H Shares	51,200	116,066
CIRCOR International, Inc.	2,232	149,432
CLARCOR, Inc.	19,503	1,285,053
CNH Industrial NV	83,304	652,918
Columbus McKinnon Corp.	2,634	70,354
Commercial Vehicle Group, Inc. (I)	3,894	25,506
Crane Company	12,949	764,379
CSR Corp., Ltd., H Shares	193,000	198,009
Cummins, Inc.	33,721	4,910,452
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	7,040	122,232
Deere & Company	71,735	6,213,686
Donaldson Company, Inc.	34,746	1,355,094
Doosan Infracore Company, Ltd. (I)	9,032	84,984
Douglas Dynamics, Inc.	2,956	68,077
Dover Corp.	32,856	2,529,583
Dynamic Materials Corp.	1,939	31,102
Energy Recovery, Inc. (I)(L)	5,983	28,419
EnPro Industries, Inc. (I)	2,879	185,753
ESCO Technologies, Inc.	3,394	122,252
FANUC Corp.	16,700	2,818,575
Federal Signal Corp.	8,003	119,405
Flowserve Corp.	27,054	1,592,669
FreightCar America, Inc.	1,609	46,548
GEA Group AG	15,581	742,853
Global Brass & Copper Holdings, Inc.	2,771	33,945
Graco, Inc.	15,703	1,257,810
Graham Corp.	1,385	42,062
Haitian International Holdings, Ltd.	71,000	151,409
Harsco Corp.	31,418	608,252
Hillenbrand, Inc.	7,984	256,765
Hino Motors, Ltd.	22,800	306,983
Hitachi Construction
Machinery Company, Ltd.	9,100	196,514
Hiwin Technologies Corp.	21,381	178,968
Hurco Companies, Inc.	898	31,179
Hyster-Yale Materials Handling, Inc.	1,265	92,864
Hyundai Heavy Industries Company, Ltd.	2,645	293,984
Hyundai Mipo Dockyard Company, Ltd.	736	51,034
IDEX Corp.	20,926	1,607,326
IHI Corp.	122,000	617,140
Illinois Tool Works, Inc.	71,068	6,746,485
IMI PLC	14,453	266,274
Ingersoll-Rand PLC	52,403	3,304,533
ITT Corp.	23,940	991,116
John Bean Technologies Corp.	3,690	111,955
Joy Global, Inc.	19,647	963,489
JTEKT Corp.	18,000	298,674
Kadant, Inc.	1,467	58,533
Kawasaki Heavy Industries, Ltd.	124,000	545,654
Kennametal, Inc.	20,563	757,130
Komatsu, Ltd.	81,500	1,928,425
Kone OYJ, Class B	27,631	1,271,787
Kubota Corp.	98,000	1,534,112
Kurita Water Industries, Ltd.	8,400	174,179
LB Foster Company, Class A	1,355	62,804
Lincoln Electric Holdings, Inc.	20,770	1,496,271
Lindsay Corp. (L)	1,623	142,710
Lydall, Inc. (I)	2,190	58,188
Makita Corp.	10,400	520,947
MAN SE	2,767	315,191
Manitex International, Inc. (I)	2,015	22,185
Melrose Industries PLC	56,937	229,649
Meritor, Inc. (I)	12,454	175,352
Metso OYJ	9,692	300,482
Miller Industries, Inc.	1,677	30,052
Mitsubishi Heavy Industries, Ltd.	265,000	1,546,428
Mueller Industries, Inc.	7,180	235,576
Mueller Water Products, Inc., Class A	20,520	194,735
Nabtesco Corp.	10,000	240,345
NGK Insulators, Ltd.	23,000	510,846
NN, Inc.	2,321	49,136
Nordson Corp.	15,336	1,198,508
NSK, Ltd.	41,000	516,188
Oshkosh Corp.	22,218	1,008,697
PACCAR, Inc.	69,966	4,689,121
Pall Corp.	21,639	2,079,724
Parker Hannifin Corp.	29,357	3,787,934
Pentair PLC	38,375	2,483,246
Proto Labs, Inc. (I)	2,867	186,068
RBC Bearings, Inc.	2,969	188,769
Rexnord Corp. (I)	9,567	263,571
Samsung Heavy Industries Company, Ltd.	10,076	195,697
Sandvik AB	94,376	988,189
Schindler Holding AG,
Participation Certificates	6,162	878,439
Schindler Holding AG, Registered Shares	2,745	383,334
SembCorp Marine, Ltd. (L)	100,600	241,468
SKF AB, B Shares	34,715	714,615
SMC Corp.	4,800	1,318,424
Snap-on, Inc.	11,603	1,570,234
SPX Corp.	11,123	997,622
Standex International Corp.	1,609	117,409
Stanley Black & Decker, Inc.	30,740	2,903,086
Sulzer AG	3,186	356,169

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	48,000	$264,104
Sun Hydraulics Corp.	2,862	115,253
Tennant Company	2,326	156,889
Terex Corp.	28,800	826,560
The ExOne Company (I)(L)	1,304	30,435
The Gorman-Rupp Company	2,433	76,153
The Greenbrier Companies, Inc. (L)	3,511	194,790
The Weir Group PLC	11,484	336,022
THK Company, Ltd.	9,800	237,330
Timken Company	19,928	852,719
Titan International, Inc. (L)	5,673	56,163
TriMas Corp. (I)	5,797	180,461
Trinity Industries, Inc.	40,784	1,307,535
Twin Disc, Inc.	1,166	26,678
United Tractors Tbk PT	155,437	233,960
Vallourec SA	9,265	306,490
Valmont Industries, Inc. (L)	6,846	925,716
Volvo AB, Series B	136,217	1,489,325
Wabash National Corp. (I)	8,742	94,326
Wabtec Corp.	25,169	2,227,205
Wartsila OYJ ABP	12,891	576,234
Watts Water Technologies, Inc., Class A	3,584	216,689
WEG SA	20,430	243,131
Weichai Power Company, Ltd., H Shares	49,920	188,508
Woodward, Inc.	23,644	1,221,922
Xerium Technologies, Inc. (I)	1,621	23,051
Xylem, Inc.	35,900	1,376,406
Yangzijiang Shipbuilding Holdings, Ltd.	234,000	219,938
Zardoya Otis SA	14,352	152,851
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares (L)	151,400	89,980
		114,862,192
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	409	836,062
A.P. Moeller - Maersk A/S, Series B	752	1,568,512
Baltic Trading, Ltd. (L)	6,834	21,459
China COSCO Holdings Company, Ltd.,
H Shares (I)	263,879	129,072
China Shipping Container Lines
Company, Ltd., H Shares (I)	418,076	123,626
Evergreen Marine Corp Taiwan, Ltd. (I)	181,000	107,178
Hyundai Merchant Marine Company, Ltd. (I)	3,857	33,853
Kirby Corp. (I)	14,912	1,433,640
Knightsbridge Tankers, Ltd. (L)	4,453	25,427
Kuehne & Nagel International AG	7,126	961,567
Matson, Inc.	5,589	196,789
MISC BHD	110,700	239,124
Mitsui O.S.K. Lines, Ltd.	95,000	301,145
Navios Maritime Holdings, Inc. (L)	10,197	49,353
Nippon Yusen KK	141,000	398,038
Safe Bulkers, Inc. (L)	5,080	24,181
Scorpio Bulkers, Inc. (I)	17,387	56,855
U-Ming Marine Transport Corp.	48,000	75,524
Yang Ming Marine Transport Corp. (I)	155,000	67,582
		6,648,987
Professional services - 0.4%
Acacia Research Corp. (L)	6,534	124,277
Adecco SA (I)	22,719	1,593,827
ALS, Ltd.	36,565	156,655
Barrett Business Services, Inc.	955	20,838
Bureau Veritas SA	19,102	455,293
Capita PLC	35,343	590,011
CBIZ, Inc. (I)	5,501	47,584
CDI Corp.	1,949	33,484
CRA International, Inc. (I)	1,433	42,632
Equifax, Inc.	24,104	1,917,473
Experian PLC	53,271	841,715
Exponent, Inc.	1,647	125,271
Franklin Covey Company (I)	1,601	30,227
FTI Consulting, Inc. (I)	15,878	615,590
GP Strategies Corp. (I)	1,982	60,094
Heidrick & Struggles International, Inc.	2,412	48,288
Huron Consulting Group, Inc. (I)	2,999	207,411
ICF International, Inc. (I)	2,549	98,850
Insperity, Inc.	2,909	94,979
Intertek Group PLC	8,548	311,437
Kelly Services, Inc., Class A	3,507	54,148
Kforce, Inc.	3,558	83,044
Korn/Ferry International (I)	6,325	171,724
ManpowerGroup, Inc.	20,835	1,393,028
Mistras Group, Inc. (I)	2,188	37,393
Navigant Consulting, Inc. (I)	6,262	87,668
Nielsen NV (L)	59,790	2,497,428
On Assignment, Inc. (I)	6,964	214,004
Paylocity Holding Corp. (I)	1,184	34,443
Pendrell Corp. (I)	18,999	26,789
Randstad Holding NV	14,144	696,542
Recruit Holdings Company, Ltd. (I)	12,500	410,647
Resources Connection, Inc.	5,112	77,549
Robert Half International, Inc.	26,896	1,527,424
RPX Corp. (I)	6,834	89,662
Seek, Ltd.	29,528	428,140
SGS SA	725	1,566,429
The Advisory Board Company (I)	4,666	198,772
The Corporate Executive Board Company	13,118	960,369
The Dun & Bradstreet Corp.	7,308	927,751
Towers Watson & Company, Class A	18,350	2,072,816
Trinet Group, Inc. (I)	2,054	65,030
TrueBlue, Inc. (I)	5,242	120,304
VSE Corp.	561	30,193
WageWorks, Inc. (I)	4,480	261,722
		21,448,955
Road and rail - 1.1%
ALL - America Latina Logistica SA	31,973	75,529
ArcBest Corp.	3,364	146,065
Asciano, Ltd.	88,887	443,905
Aurizon Holdings, Ltd.	192,139	752,759
BTS Group Holdings PCL	726,200	221,166
Canadian National Railway Company	73,223	5,207,894
Canadian Pacific Railway, Ltd.	15,537	3,004,137
Celadon Group, Inc.	2,753	60,676
Central Japan Railway Company, Ltd.	12,600	1,830,111
ComfortDelGro Corp., Ltd.	247,000	492,254
Con-way, Inc.	15,031	744,636
Cosan Logistica SA (I)	9,194	12,324
CSX Corp.	198,044	7,226,626
DSV A/S	18,509	581,220
East Japan Railway Company	29,300	2,192,422
Genesee & Wyoming, Inc., Class A (I)	13,352	1,316,374
Hankyu Hanshin Holdings, Inc.	100,000	549,211
Heartland Express, Inc.	6,993	185,524
J.B. Hunt Transport Services, Inc.	24,062	1,985,837
Kansas City Southern	21,751	2,587,064
Keikyu Corp.	41,000	313,219
Keio Corp.	50,000	367,338

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Keisei Electric Railway Company, Ltd.	24,000	$275,961
Kintetsu Corp.	157,000	529,901
Knight Transportation, Inc.	7,619	253,484
Landstar System, Inc.	11,680	938,838
Localiza Rent a Car SA	10,636	144,634
Marten Transport, Ltd.	3,152	67,768
MTR Corp., Ltd.	175,528	703,569
Nagoya Railroad Company, Ltd.	73,000	282,745
Nippon Express Company, Ltd.	73,000	351,147
Norfolk Southern Corp.	61,064	6,817,185
Odakyu Electric Railway Company, Ltd.	54,000	494,403
Old Dominion Freight Line, Inc. (I)	17,789	1,441,621
Patriot Transportation Holding, Inc.	875	32,970
Quality Distribution, Inc. (I)	3,868	46,687
Roadrunner Transportation Systems, Inc. (I)	3,666	82,522
Ryder Systems, Inc.	10,659	1,018,148
Saia, Inc. (I)	3,181	176,450
Swift Transportation Company (I)	10,879	316,253
Tobu Railway Company, Ltd.	88,000	396,049
Tokyu Corp.	99,000	597,126
Union Pacific Corp.	176,840	20,649,607
Universal Truckload Services, Inc.	1,079	29,629
Werner Enterprises, Inc.	17,337	537,794
West Japan Railway Company	14,300	682,185
YRC Worldwide, Inc. (I)(L)	4,081	97,985
		67,260,952
Trading companies and distributors - 0.4%
Aceto Corp.	3,724	78,204
Aircastle, Ltd.	8,039	166,407
Applied Industrial Technologies, Inc.	5,241	245,750
Barloworld, Ltd.	20,576	193,429
Beacon Roofing Supply, Inc. (I)	6,318	171,091
Brenntag AG	13,415	738,541
Bunzl PLC	17,701	493,083
CAI International, Inc. (I)	2,271	48,395
Daewoo International Corp.	3,052	93,992
DXP Enterprises, Inc. (I)	1,653	97,130
Fastenal Company	53,772	2,430,494
Finning International, Inc. (L)	16,064	360,896
GATX Corp.	11,708	725,194
H&E Equipment Services, Inc.	3,996	139,860
Houston Wire & Cable Company	2,552	32,717
ITOCHU Corp.	131,600	1,512,929
Kaman Corp.	3,450	135,723
Marubeni Corp.	144,100	908,111
Mitsubishi Corp.	122,800	2,320,697
Mitsui & Company, Ltd.	149,200	2,057,679
MSC Industrial Direct Company, Inc., Class A	13,377	1,038,992
Noble Group, Ltd.	526,773	494,545
NOW, Inc. (I)(L)	27,978	749,251
Rexel SA	23,449	434,417
Rush Enterprises, Inc., Class A (I)	4,372	153,370
Samsung C&T Corp.	7,972	515,729
SK Networks Company, Ltd. (I)	7,012	59,500
Stock Building Supply Holdings, Inc. (I)	2,018	32,308
Sumitomo Corp.	98,400	1,049,727
TAL International Group, Inc. (I)(L)	4,298	189,929
Textainer Group Holdings, Ltd. (L)	2,668	92,846
Titan Machinery, Inc. (I)(L)	2,465	31,626
Toyota Tsusho Corp.	18,600	440,217
Travis Perkins PLC	13,182	371,447
United Rentals, Inc. (I)	18,696	2,118,444
W.W. Grainger, Inc.	12,000	2,948,160
Watsco, Inc.	10,359	1,051,439
Wolseley PLC	14,283	799,784
		25,522,053
Transportation infrastructure - 0.1%
Abertis Infraestructuras SA	35,091	750,611
Aeroports de Paris	2,533	311,044
Airports of Thailand PCL	55,439	469,378
Atlantia SpA (L)	35,809	902,047
Auckland International Airport, Ltd.	79,005	240,246
Beijing Capital International Airport
Company, Ltd., H Shares	151,211	117,987
CCR SA	64,215	441,606
China Merchants Holdings
International Company, Ltd.	122,031	415,198
COSCO Pacific, Ltd.	183,508	248,271
EcoRodovias Infraestrutura e Logistica SA	15,535	65,790
Fraport AG Frankfurt Airport
Services Worldwide	3,116	190,154
Groupe Eurotunnel SA	40,124	518,831
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	29,000	198,134
Grupo Aeroportuario del Sureste SAB
de CV, Class B	19,300	259,923
Hutchison Port Holdings Trust	687,100	469,984
International Container Terminal Services, Inc.	65,790	169,685
Jasa Marga Tbk PT	187,854	104,118
Jiangsu Expressway Company, Ltd., H Shares	120,855	136,929
Kamigumi Company, Ltd.	19,000	171,748
Malaysia Airports Holdings BHD	63,322	130,189
Mitsubishi Logistics Corp.	11,000	173,181
OHL Mexico SAB de CV (I)	65,600	150,121
Sydney Airport	95,738	360,600
TAV Havalimanlari Holding AS	16,801	143,393
Transurban Group	161,424	1,142,446
Wesco Aircraft Holdings, Inc. (I)	6,632	92,782
Zhejiang Expressway Company, Ltd., H Shares	146,282	164,054
		8,538,450
		647,708,488
Information technology - 15.5%
Communications equipment - 1.2%
ADTRAN, Inc.	7,201	150,429
Alcatel-Lucent (I)	244,941	875,430
Alliance Fiber Optic Products, Inc. (L)	1,760	22,317
Applied Optoelectronics, Inc. (I)(L)	2,022	21,939
ARRIS Group, Inc. (I)	34,423	1,024,773
Aruba Networks, Inc. (I)	13,607	254,587
Bel Fuse, Inc., Class B	1,376	36,436
Black Box Corp.	2,040	47,287
CalAmp Corp. (I)	4,610	86,161
Calix, Inc. (I)	5,392	57,155
Ciena Corp. (I)	41,269	682,177
Cisco Systems, Inc.	1,003,513	27,737,099
Clearfield, Inc. (I)(L)	1,698	22,244
Comtech Telecommunications Corp.	1,971	78,229
Digi International, Inc. (I)	3,133	22,370
Emulex Corp. (I)	10,200	55,182
Extreme Networks, Inc. (I)	12,538	45,388
F5 Networks, Inc. (I)	14,995	1,937,204
Finisar Corp. (I)	12,340	210,397
Harmonic, Inc. (I)	12,359	86,513
Harris Corp.	21,088	1,511,377

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Infinera Corp. (I)	15,731	$214,414
InterDigital, Inc.	15,734	784,812
Ixia (I)	7,577	78,573
JDS Uniphase Corp. (I)	60,117	801,961
Juniper Networks, Inc.	77,328	1,713,588
KVH Industries, Inc. (I)	2,350	28,717
Motorola Solutions, Inc.	44,607	2,931,572
NETGEAR, Inc. (I)	4,646	161,309
Nokia OYJ	330,623	2,745,237
Numerex Corp., Class A (I)	2,070	22,729
Oclaro, Inc. (I)	13,217	23,791
Oplink Communications, Inc.	2,524	61,005
Plantronics, Inc.	16,556	863,727
Polycom, Inc. (I)	53,393	703,186
Procera Networks, Inc. (I)	3,090	21,197
QUALCOMM, Inc.	330,651	24,104,458
Riverbed Technology, Inc. (I)	41,740	862,975
Ruckus Wireless, Inc. (I)	8,329	95,450
ShoreTel, Inc. (I)	8,400	62,832
Sonus Networks, Inc. (I)	31,603	116,931
Telefonaktiebolaget LM Ericsson, B Shares	270,298	3,396,440
Tessco Technologies, Inc.	833	23,257
Ubiquiti Networks, Inc. (L)	3,812	110,167
ViaSat, Inc. (I)(L)	5,274	349,666
ZTE Corp., H Shares	63,696	152,561
		75,395,249
Electronic equipment, instruments and components - 1.0%
AAC Technologies Holdings, Inc.	80,000	469,857
Agilysys, Inc. (I)	2,196	26,967
Amphenol Corp., Class A	61,982	3,324,095
Anixter International, Inc.	3,423	297,459
Arrow Electronics, Inc. (I)	25,829	1,509,447
AU Optronics Corp.	947,000	445,885
Avnet, Inc.	36,131	1,582,176
Badger Meter, Inc.	1,850	101,917
Belden, Inc.	16,782	1,225,589
Benchmark Electronics, Inc. (I)	6,710	159,564
Checkpoint Systems, Inc. (I)	5,382	68,674
Citizen Holdings Company, Ltd.	23,600	182,730
Cognex Corp. (I)	33,714	1,372,497
Coherent, Inc. (I)	3,169	175,436
Control4 Corp. (I)	1,607	24,234
Corning, Inc.	258,027	5,423,728
CTS Corp.	4,145	71,211
CUI Global, Inc. (I)(L)	2,783	20,622
Daktronics, Inc.	5,032	60,032
Delta Electronics, Inc.	199,000	1,201,101
DTS, Inc. (I)	2,300	74,175
Electro Rent Corp.	2,123	29,616
Electro Scientific Industries, Inc.	3,397	24,356
Fabrinet (I)	4,525	75,884
FARO Technologies, Inc. (I)	2,202	120,956
FEI Company	16,336	1,399,015
FLIR Systems, Inc.	27,871	884,347
GSI Group, Inc. (I)	4,089	51,849
Hamamatsu Photonics KK	6,200	313,078
Hexagon AB, B Shares	22,456	713,445
Hirose Electric Company, Ltd.	2,600	328,367
Hitachi High-Technologies Corp.	5,600	161,996
Hitachi, Ltd.	422,000	3,259,261
Hon Hai Precision Industry Company, Ltd.	1,362,016	4,268,847
Hoya Corp.	38,000	1,350,805
Ibiden Company, Ltd.	10,800	160,374
II-VI, Inc. (I)	6,740	89,440
Ingram Micro, Inc., Class A (I)	40,665	1,115,441
Innolux Corp.	856,000	408,569
Insight Enterprises, Inc. (I)	5,220	122,305
InvenSense, Inc. (I)(L)	9,076	131,511
Itron, Inc. (I)	15,286	617,554
Jabil Circuit, Inc.	50,801	1,054,121
Japan Display, Inc. (I)	31,000	101,571
KEMET Corp. (I)	6,479	26,110
Keyence Corp.	4,000	1,848,701
Keysight Technologies, Inc. (I)	76,232	2,683,366
Kimball Electronics, Inc. (I)	3,358	36,938
Kingboard Chemical Holdings, Ltd.	74,200	138,413
Knowles Corp. (I)	22,225	464,280
Kyocera Corp.	28,000	1,368,606
Largan Precision Company, Ltd.	11,000	847,857
LG Display Company, Ltd. (I)	14,874	456,424
LG Innotek Company, Ltd. (I)	849	76,245
Littelfuse, Inc.	2,851	274,067
Maxwell Technologies, Inc. (I)(L)	3,972	40,872
Mercury Systems, Inc. (I)	4,450	57,494
Mesa Laboratories, Inc.	414	30,516
Methode Electronics, Inc.	4,816	186,620
MTS Systems Corp.	1,904	126,292
Murata Manufacturing Company, Ltd.	17,700	1,911,538
National Instruments Corp.	26,277	845,857
Newport Corp. (I)	5,145	90,603
Nippon Electric Glass Company, Ltd.	35,000	160,109
Omron Corp.	17,900	833,177
OSI Systems, Inc. (I)	2,541	179,318
Park Electrochemical Corp.	2,593	63,788
PC Connection, Inc.	1,298	29,036
Plexus Corp. (I)	4,317	168,406
RealD, Inc. (I)	5,356	61,326
Rofin-Sinar Technologies, Inc. (I)	3,623	97,531
Rogers Corp. (I)	2,289	162,107
Samsung Electro-Mechanics Company, Ltd.	3,999	219,249
Samsung SDI Company, Ltd.	3,518	424,072
Sanmina Corp. (I)	10,458	257,267
ScanSource, Inc. (I)	3,552	138,031
Shimadzu Corp.	21,000	208,048
Simplo Technology Company, Ltd.	29,900	153,184
SYNNEX Corp.	3,590	256,470
Synnex Technology International Corp.	135,000	196,108
TDK Corp.	10,700	645,006
TE Connectivity, Ltd.	80,603	5,174,713
Tech Data Corp. (I)	9,996	623,051
TPK Holding Company, Ltd.	26,887	172,542
Trimble Navigation, Ltd. (I)	67,927	1,910,447
TTM Technologies, Inc. (I)	7,126	48,172
Unimicron Technology Corp.	134,000	98,466
Universal Display Corp. (I)(L)	5,192	144,026
Vishay Intertechnology, Inc.	35,452	491,719
Vishay Precision Group, Inc. (I)	1,729	28,926
WPG Holdings Company, Ltd.	150,000	174,188
Yaskawa Electric Corp.	19,800	257,532
Yokogawa Electric Corp.	18,700	236,240
Zebra Technologies Corp., Class A (I)	13,268	970,554
Zhen Ding Technology Holding, Ltd.	32,317	86,927
		60,780,639
Internet software and services - 2.3%
Actua Corp. (I)	5,390	90,875

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Akamai Technologies, Inc. (I)	35,084	$2,266,777
Amber Road, Inc. (I)	1,338	15,788
Angie’s List, Inc. (I)(L)	5,902	35,058
AOL, Inc. (I)	20,559	949,003
Bankrate, Inc. (I)	8,632	100,908
Bazaarvoice, Inc. (I)(L)	6,560	48,282
Benefitfocus, Inc. (I)(L)	665	18,015
Blucora, Inc. (I)	5,457	77,544
Brightcove, Inc. (I)	4,657	28,547
Carbonite, Inc. (I)	2,625	30,686
ChannelAdvisor Corp. (I)(L)	2,745	48,312
Cimpress NV (I)(L)	4,252	285,267
comScore, Inc. (I)	4,454	195,842
Constant Contact, Inc. (I)	4,010	131,047
Conversant, Inc.	24,302	851,056
Cornerstone OnDemand, Inc. (I)	6,820	216,671
Cvent, Inc. (I)(L)	2,323	62,535
Dealertrack Technologies, Inc. (I)	6,843	322,716
Demandware, Inc. (I)	3,848	215,488
Dena Company, Ltd. (L)	8,600	106,066
Dice Holdings, Inc. (I)	5,097	55,404
Digital River, Inc. (I)	4,265	108,288
E2open, Inc. (I)	3,170	21,334
Earthlink Holdings Corp.	14,188	62,285
eBay, Inc. (I)	221,607	12,161,792
Endurance International
Group Holdings, Inc. (I)	4,021	66,829
Envestnet, Inc. (I)	4,366	223,321
Equinix, Inc.	14,230	3,232,629
Facebook, Inc., Class A (I)	409,592	31,825,298
Gogo, Inc. (I)(L)	7,216	114,157
Google, Inc., Class A (I)	56,178	30,846,216
Google, Inc., Class C (I)	56,182	30,441,093
Gree, Inc. (L)	9,900	66,350
GrubHub, Inc. (I)	1,170	43,056
GTT Communications, Inc. (I)	1,967	27,794
Internap Network Services Corp. (I)	7,083	56,168
IntraLinks Holdings, Inc. (I)	5,270	57,338
j2 Global, Inc.	6,071	343,254
Kakaku.com, Inc.	12,300	187,703
Limelight Networks, Inc. (I)	8,683	23,705
Liquidity Services, Inc. (I)	3,280	34,473
LivePerson, Inc. (I)	6,977	90,282
LogMeIn, Inc. (I)	3,108	157,172
Marchex, Inc., Class B	4,768	17,308
Marin Software, Inc. (I)(L)	3,643	31,403
Marketo, Inc. (I)	3,323	106,203
Millennial Media, Inc. (I)(L)	10,636	18,507
Monster Worldwide, Inc. (I)	11,804	51,347
NAVER Corp.	1,796	1,223,380
NIC, Inc.	8,442	152,125
OPOWER, Inc. (I)	1,105	17,205
Perficient, Inc. (I)	4,447	76,978
Q2 Holdings, Inc. (I)	1,458	27,104
QuinStreet, Inc. (I)	5,010	22,695
Rackspace Hosting, Inc. (I)	31,022	1,424,220
RealNetworks, Inc. (I)	3,539	24,808
Reis, Inc.	1,191	29,966
Rocket Fuel, Inc. (I)(L)	2,450	40,058
SciQuest, Inc. (I)	3,666	54,660
Shutterstock, Inc. (I)	1,945	146,225
SPS Commerce, Inc. (I)	2,091	121,863
Stamps.com, Inc. (I)	1,839	86,893
TechTarget, Inc. (I)	2,430	24,592
Tencent Holdings, Ltd.	546,800	8,772,525
Textura Corp. (I)	2,463	59,013
TrueCar, Inc. (I)	1,003	19,217
Trulia, Inc. (I)(L)	4,719	239,867
United Internet AG	10,738	473,113
Unwired Planet, Inc. (I)	14,218	19,479
VeriSign, Inc. (I)	21,379	1,284,878
Web.com Group, Inc. (I)	6,677	113,309
WebMD Health Corp. (I)(L)	4,961	181,275
Wix.com, Ltd. (I)	1,840	39,394
XO Group, Inc. (I)	3,554	51,533
Xoom Corp. (I)	4,006	56,124
Yahoo Japan Corp.	124,000	450,855
Yahoo!, Inc. (I)	180,540	9,341,140
Zix Corp. (I)	8,569	27,078
		141,168,764
IT services - 2.4%
Accenture PLC, Class A	124,890	10,781,754
Acxiom Corp. (I)	30,022	571,319
Alliance Data Systems Corp. (I)	10,692	3,056,522
Amadeus IT Holding SA, A Shares	33,096	1,316,353
AtoS	6,788	482,080
Automatic Data Processing, Inc.	95,138	8,147,618
Blackhawk Network Holdings, Inc. (I)(L)	6,741	244,833
Broadridge Financial Solutions, Inc.	31,239	1,414,814
CACI International, Inc., Class A (I)	2,923	260,702
Cap Gemini SA	12,548	919,771
Cardtronics, Inc. (I)	5,684	222,585
Cass Information Systems, Inc.	1,453	66,155
CGI Group, Inc., Class A (I)	19,908	730,337
CIBER, Inc. (I)	10,673	32,339
Cielo SA	51,366	864,549
Cognizant Technology
Solutions Corp., Class A (I)	120,034	6,480,636
Computer Sciences Corp.	28,603	1,812,858
Computer Task Group, Inc.	2,201	20,513
Computershare, Ltd.	43,308	424,845
Convergys Corp.	39,219	817,716
CoreLogic, Inc. (I)	23,819	791,267
CSG Systems International, Inc.	4,302	108,066
Datalink Corp. (I)	2,739	33,471
DST Systems, Inc.	7,996	793,603
EPAM Systems, Inc. (I)	4,547	232,033
Euronet Worldwide, Inc. (I)	6,489	376,816
EVERTEC, Inc.	8,257	181,984
ExlService Holdings, Inc. (I)	4,179	117,137
Fidelity National Information Services, Inc.	56,769	3,473,695
Fiserv, Inc. (I)	49,174	3,515,449
Forrester Research, Inc.	1,407	55,872
Fujitsu, Ltd.	163,000	931,681
Gartner, Inc. (I)	23,233	1,985,957
Global Cash Access Holdings, Inc. (I)	8,499	60,343
Global Payments, Inc.	17,819	1,538,849
Heartland Payment Systems, Inc.	4,543	247,684
iGATE Corp. (I)	4,725	174,589
Information Services Group, Inc. (I)	5,279	20,905
Infosys, Ltd., ADR (L)	31,054	2,168,811
International Business Machines Corp.	182,973	29,672,731
Itochu Techno-Solutions Corp.	2,200	86,147
Jack Henry & Associates, Inc.	21,556	1,324,832
Leidos Holdings, Inc.	16,253	656,784
Lionbridge Technologies, Inc. (I)	8,899	45,118

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Luxoft Holding, Inc. (I)(L)	1,031	$40,704
ManTech International Corp., Class A	3,018	90,902
MasterCard, Inc., Class A	194,067	16,940,108
MAXIMUS, Inc.	8,579	449,454
ModusLink Global Solutions, Inc. (I)	5,775	19,115
MoneyGram International, Inc. (I)	3,925	33,834
NeuStar, Inc., Class A (I)(L)	21,827	594,786
Nomura Research Institute, Ltd.	9,700	301,612
NTT Data Corp.	11,000	419,623
Otsuka Corp.	4,300	148,190
Paychex, Inc.	63,864	3,027,792
PRGX Global, Inc. (I)	4,070	21,164
Sapient Corp. (I)	14,619	361,089
Science Applications International Corp.	15,901	805,068
ServiceSource International, Inc. (I)(L)	9,265	37,709
SK C&C Company, Ltd.	1,262	253,604
Sykes Enterprises, Inc. (I)	5,023	116,383
Syntel, Inc. (I)	3,918	174,351
TeleTech Holdings, Inc. (I)	2,291	53,541
Teradata Corp. (I)	30,857	1,392,885
The Western Union Company	105,510	1,960,376
Total System Services, Inc.	32,730	1,079,763
Unisys Corp. (I)	6,560	175,283
VeriFone Systems, Inc. (I)	29,546	1,053,610
Virtusa Corp. (I)	3,327	133,313
Visa, Inc., Class A	97,131	25,078,253
WEX, Inc. (I)	15,036	1,700,271
Wipro, Ltd., ADR (L)	31,697	408,891
Xerox Corp.	215,751	3,011,884
		147,145,681
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	5,240	107,053
Advanced Micro Devices, Inc. (I)(L)	162,268	452,728
Advanced Semiconductor Engineering, Inc.	680,095	824,885
Advantest Corp.	14,400	172,451
Alpha & Omega Semiconductor, Ltd. (I)	2,943	25,251
Altera Corp.	61,942	2,330,258
Ambarella, Inc. (I)(L)	3,649	200,695
Amkor Technology, Inc. (I)	10,873	72,740
Analog Devices, Inc.	61,947	3,384,784
Applied Materials, Inc.	240,101	5,774,429
Applied Micro Circuits Corp. (I)	10,069	59,508
ARM Holdings PLC	75,813	1,079,971
ASM Pacific Technology, Ltd.	29,400	298,848
ASML Holding NV	39,957	4,220,417
Atmel Corp. (I)	109,376	865,164
Avago Technologies, Ltd.	49,645	4,636,843
Axcelis Technologies, Inc. (I)	16,121	34,660
Broadcom Corp., Class A	105,298	4,541,503
Brooks Automation, Inc.	8,474	99,231
Cabot Microelectronics Corp. (I)	3,004	142,089
Cascade Microtech, Inc. (I)	1,734	24,016
Cavium, Inc. (I)	6,716	380,126
CEVA, Inc. (I)	2,914	50,150
Cirrus Logic, Inc. (I)	7,809	142,827
Cohu, Inc.	3,483	39,880
Cree, Inc. (I)(L)	31,371	1,140,022
Cypress Semiconductor Corp. (I)	58,405	619,093
Diodes, Inc. (I)	4,595	122,181
DSP Group, Inc. (I)	3,212	34,754
Entegris, Inc. (I)	17,713	238,594
Entropic Communications, Inc. (I)	12,130	28,869
Epistar Corp.	91,000	170,737
Exar Corp. (I)	5,238	47,823
Fairchild Semiconductor International, Inc. (I)	47,367	764,030
First Solar, Inc. (I)	14,014	683,883
FormFactor, Inc. (I)	7,380	59,335
GCL-Poly Energy Holdings, Ltd. (I)	1,067,000	286,744
GT Advanced Technologies, Inc. (I)	17,382	7,646
Hanergy Solar Group, Ltd. (I)(L)	1,326,000	333,378
Hermes Microvision, Inc.	4,000	189,558
Infineon Technologies AG	96,879	947,295
Inotera Memories, Inc. (I)	249,000	374,689
Inphi Corp. (I)	4,058	59,612
Integrated Device Technology, Inc. (I)	55,858	1,042,310
Integrated Silicon Solution, Inc.	3,812	55,160
Intel Corp.	976,961	36,391,797
International Rectifier Corp. (I)	27,764	1,107,228
Intersil Corp., Class A	50,207	658,214
IXYS Corp.	3,283	37,525
Kinsus Interconnect Technology Corp.	30,000	109,975
KLA-Tencor Corp.	32,683	2,269,508
Kopin Corp. (I)	9,427	32,146
Lam Research Corp.	31,962	2,641,340
Lattice Semiconductor Corp. (I)	14,978	98,106
Linear Technology Corp.	46,636	2,146,655
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,557	38,660
MaxLinear, Inc., Class A (I)	3,958	28,893
MediaTek, Inc.	153,674	2,305,381
Micrel, Inc.	5,668	73,967
Microchip Technology, Inc.	39,548	1,785,592
Micron Technology, Inc. (I)	211,116	7,589,620
Microsemi Corp. (I)	12,019	326,917
MKS Instruments, Inc.	6,780	247,063
Monolithic Power Systems, Inc.	4,897	235,693
Nanometrics, Inc. (I)	3,212	47,666
Novatek Microelectronics Corp.	62,000	349,860
NVE Corp. (I)	667	47,077
NVIDIA Corp.	100,682	2,111,302
OmniVision Technologies, Inc. (I)	7,095	205,116
PDF Solutions, Inc. (I)	3,972	52,629
Peregrine Semiconductor Corp.	3,653	45,480
Pericom Semiconductor Corp. (I)	3,113	39,566
Phison Electronics Corp.	15,000	100,288
Photronics, Inc. (I)	7,929	71,520
PMC-Sierra, Inc. (I)	22,091	180,042
Power Integrations, Inc.	3,869	194,069
Powertech Technology, Inc. (I)	75,000	125,289
QuickLogic Corp. (I)(L)	7,995	24,145
Radiant Opto-Electronics Corp.	47,605	155,825
Rambus, Inc. (I)	14,538	172,275
Realtek Semiconductor Corp.	49,571	164,917
RF Micro Devices, Inc. (I)(L)	111,536	1,629,541
Rohm Company, Ltd.	8,400	544,093
Rudolph Technologies, Inc. (I)	4,645	42,641
Semtech Corp. (I)	26,181	666,568
Silicon Image, Inc. (I)	10,279	56,843
Silicon Laboratories, Inc. (I)	16,039	727,369
Siliconware Precision Industries Company	322,000	474,859
SK Hynix, Inc. (I)	36,505	1,584,437
Skyworks Solutions, Inc.	49,529	3,341,722
Spansion, Inc., Class A (I)	7,623	178,150
STMicroelectronics NV	54,218	405,918
SunEdison, Inc. (I)	65,350	1,414,828
Synaptics, Inc. (I)	4,575	288,179

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,683,000	$12,345,552
Teradyne, Inc.	53,489	1,061,757
Tessera Technologies, Inc.	6,795	232,253
Texas Instruments, Inc.	209,296	11,389,888
Tokyo Electron, Ltd.	15,000	1,045,379
Transcend Information, Inc.	21,000	68,894
TriQuint Semiconductor, Inc. (I)	21,779	530,754
Ultra Clean Holdings, Inc. (I)	3,868	33,613
Ultratech, Inc. (I)	3,634	70,754
United Microelectronics Corp.	1,313,000	582,682
Vanguard International Semiconductor Corp.	88,000	135,494
Veeco Instruments, Inc. (I)	5,093	190,529
Vitesse Semiconductor Corp. (I)	7,903	26,238
Xcerra Corp. (I)	6,252	50,079
Xilinx, Inc.	52,995	2,408,093
		140,904,673
Software - 2.9%
ACI Worldwide, Inc. (I)	44,333	862,277
Actuate Corp. (I)	6,938	24,977
Adobe Systems, Inc. (I)	93,912	6,919,436
Advent Software, Inc.	18,204	573,972
American Software, Inc., Class A	3,866	35,065
ANSYS, Inc. (I)	24,048	2,008,489
Aspen Technology, Inc. (I)	11,727	442,577
Autodesk, Inc. (I)	44,930	2,785,660
AVG Technologies NV (I)	4,429	86,986
Barracuda Networks, Inc. (I)	1,068	38,373
Blackbaud, Inc.	5,919	251,202
Bottomline Technologies, Inc. (I)	5,114	125,395
BroadSoft, Inc. (I)	3,709	100,032
CA, Inc.	63,213	1,969,085
Cadence Design Systems, Inc. (I)	75,801	1,430,365
Callidus Software, Inc. (I)	6,035	96,379
CDK Global, Inc.	42,820	1,630,157
Citrix Systems, Inc. (I)	32,300	2,141,813
CommVault Systems, Inc. (I)	17,135	810,486
Compuware Corp.	85,505	882,412
Comverse, Inc. (I)	2,944	59,027
Concur Technologies, Inc.	12,521	1,612,830
Covisint Corp. (I)	3,922	9,021
Dassault Systemes SA	10,780	704,073
Digimarc Corp.	1,010	24,412
Ebix, Inc. (L)	3,959	64,175
Electronic Arts, Inc. (I)	62,023	2,724,670
Ellie Mae, Inc. (I)	3,559	143,997
EnerNOC, Inc. (I)	3,486	50,861
Epiq Systems, Inc.	4,055	62,204
ePlus, Inc. (I)	679	46,742
FactSet Research Systems, Inc. (L)	10,226	1,401,576
Fair Isaac Corp.	12,464	894,666
FleetMatics Group PLC (I)(L)	4,772	167,927
Fortinet, Inc. (I)	35,953	990,865
Gemalto NV (L)	8,845	752,044
Gigamon, Inc. (I)(L)	3,305	47,394
Glu Mobile, Inc. (I)(L)	11,520	42,106
Guidewire Software, Inc. (I)	8,675	437,827
Gungho Online Entertainment, Inc. (L)	35,700	133,883
Imperva, Inc. (I)	2,879	122,473
Infoblox, Inc. (I)	7,005	126,090
Informatica Corp. (I)	28,749	1,045,889
Interactive Intelligence Group, Inc. (I)	2,189	99,008
Intuit, Inc.	55,990	5,255,781
Jive Software, Inc. (I)	6,003	35,418
Kingsoft Corp., Ltd.	66,000	156,978
Kofax Ltd. (I)(L)	9,675	64,823
Konami Corp.	9,100	171,635
Manhattan Associates, Inc. (I)	9,663	382,268
Mavenir Systems, Inc. (I)	1,666	21,092
Mentor Graphics Corp.	37,569	834,407
Microsoft Corp.	1,625,494	77,714,868
MicroStrategy, Inc., Class A (I)	1,162	199,562
Model N, Inc. (I)	2,764	28,469
Monotype Imaging Holdings, Inc.	5,020	138,753
NCSoft Corp.	1,027	147,779
NetScout Systems, Inc. (I)	4,651	177,436
Nexon Company, Ltd.	12,200	115,252
NICE-Systems, Ltd.	4,915	232,744
Nintendo Company, Ltd.	9,300	1,079,825
Open Text Corp.	10,903	645,313
Oracle Corp.	641,072	27,187,864
Oracle Corp. Japan	3,100	116,771
Pegasystems, Inc.	4,586	95,939
Progress Software Corp. (I)	6,608	170,420
Proofpoint, Inc. (I)	4,732	205,463
PROS Holdings, Inc. (I)	3,082	88,145
PTC, Inc. (I)	30,658	1,197,808
Qlik Technologies, Inc. (I)	11,475	353,774
Qualys, Inc. (I)	2,642	93,765
Rally Software Development Corp. (I)	3,329	35,121
RealPage, Inc. (I)	6,725	138,266
Red Hat, Inc. (I)	37,327	2,319,873
Rosetta Stone, Inc. (I)	3,024	30,663
Rovi Corp. (I)	24,758	551,608
Salesforce.com, Inc. (I)	114,471	6,853,379
SAP SE	79,687	5,616,695
Sapiens International Corp. NV (I)(L)	3,381	25,087
Seachange International, Inc. (I)	4,638	31,121
Silver Spring Networks, Inc. (I)(L)	4,695	33,663
SolarWinds, Inc. (I)	17,142	890,013
Solera Holdings, Inc.	17,931	944,426
SS&C Technologies Holdings, Inc.	8,655	437,510
Symantec Corp.	136,352	3,557,424
Synchronoss Technologies, Inc. (I)	4,522	193,677
Synopsys, Inc. (I)	40,725	1,767,058
Take-Two Interactive Software, Inc. (I)	10,659	294,828
Tangoe, Inc. (I)	5,087	66,156
TeleCommunication Systems, Inc., Class A (I)	7,556	23,197
Telenav, Inc. (I)	3,894	26,985
The Sage Group PLC	58,321	370,440
The Ultimate Software Group, Inc. (I)	10,998	1,619,346
TIBCO Software, Inc.	39,836	957,259
TiVo, Inc. (I)	14,726	179,363
Totvs SA	8,726	122,424
Trend Micro, Inc.	9,100	276,455
Tyler Technologies, Inc. (I)	4,200	456,036
VASCO Data Security International, Inc. (I)	3,834	114,253
Verint Systems, Inc. (I)	7,609	457,986
VirnetX Holding Corp. (I)(L)	5,790	30,745
Xero, Ltd. (I)(L)	5,445	72,355
Zendesk, Inc. (I)(L)	1,533	36,424
		180,421,086
Technology hardware, storage and peripherals - 3.4%
3D Systems Corp. (I)(L)	27,003	952,666
Acer, Inc. (I)	275,000	174,154
Advantech Company, Ltd.	34,082	233,191

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Apple, Inc.	1,181,566	$140,523,644
Asustek Computer, Inc.	77,000	838,731
BlackBerry, Ltd. (I)	44,416	462,222
Brother Industries, Ltd.	20,700	386,370
Canon, Inc.	98,900	3,158,077
Catcher Technology Company, Ltd.	70,000	591,335
Chicony Electronics Company, Ltd.	52,169	141,792
Clevo Company	50,000	82,076
Compal Electronics, Inc.	457,000	291,859
Cray, Inc. (I)	5,220	175,288
Diebold, Inc.	16,885	610,899
Dot Hill Systems Corp. (I)	8,317	38,757
Eastman Kodak Company (I)	2,263	46,007
Electronics For Imaging, Inc. (I)	5,918	263,055
EMC Corp.	397,838	12,074,383
Foxconn Technology Company, Ltd.	95,306	266,088
FUJIFILM Holdings Corp.	40,400	1,335,650
Hewlett-Packard Company	369,107	14,417,319
HTC Corp. (I)	72,000	318,017
Immersion Corp. (I)	3,834	33,241
Intevac, Inc. (I)	3,535	25,099
Inventec Corp.	253,695	168,750
Konica Minolta, Inc.	41,700	485,997
Lenovo Group, Ltd.	666,564	934,039
Lexmark International, Inc., Class A	16,272	697,418
Lite-On Technology Corp.	227,240	274,935
NCR Corp. (I)	43,905	1,301,783
NEC Corp.	227,000	712,491
NetApp, Inc.	61,228	2,605,251
Nimble Storage, Inc. (I)(L)	1,223	32,251
Pegatron Corp.	177,000	410,367
QLogic Corp. (I)	11,021	127,182
Quanta Computer, Inc.	295,000	733,484
Quantum Corp. (I)	30,169	47,667
Ricoh Company, Ltd.	61,700	669,025
Samsung Electronics Company, Ltd.	7,090	8,214,307
SanDisk Corp.	44,611	4,615,454
Seagate Technology PLC	64,391	4,256,889
Seiko Epson Corp.	11,400	551,881
Silicon Graphics International Corp. (I)	4,745	45,599
Super Micro Computer, Inc. (I)	4,389	146,066
Violin Memory, Inc. (I)(L)	10,689	56,010
Western Digital Corp.	43,156	4,456,720
Wistron Corp.	250,252	228,239
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
		209,211,725
		955,027,817
Materials - 4.5%
Chemicals - 2.5%
A. Schulman, Inc.	3,698	141,485
Advanced Emissions Solutions, Inc. (I)	2,866	57,320
Agrium, Inc.	12,909	1,259,291
Air Liquide SA	29,750	3,745,531
Air Products & Chemicals, Inc.	37,354	5,372,626
Air Water, Inc.	13,000	211,122
Airgas, Inc.	13,288	1,536,491
Akzo Nobel NV (L)	26,854	1,854,741
Albemarle Corp. (L)	20,447	1,207,191
American Vanguard Corp. (L)	3,810	41,491
Arkema SA	5,053	343,755
Asahi Kasei Corp.	110,000	956,399
Ashland, Inc.	18,737	2,136,955
Axiall Corp.	8,895	384,976
Balchem Corp.	3,892	252,980
BASF SE	79,489	7,203,782
Cabot Corp.	16,877	727,061
Calgon Carbon Corp. (I)	6,731	137,380
CF Industries Holdings, Inc.	9,577	2,568,073
Chase Corp.	857	29,095
Chemtura Corp. (I)	11,526	268,556
China BlueChemical, Ltd., H Shares	196,000	71,643
Croda International PLC	7,226	276,782
Cytec Industries, Inc.	18,766	902,645
Daicel Corp.	24,000	276,026
E.I. du Pont de Nemours & Company	181,138	12,933,253
Eastman Chemical Company	29,605	2,454,847
Ecolab, Inc.	53,294	5,806,381
EMS-Chemie Holding AG	1,087	402,712
Ferro Corp. (I)	9,143	117,670
Flotek Industries, Inc. (I)	6,878	133,983
FMC Corp.	26,298	1,430,611
Formosa Chemicals & Fibre Corp.	353,100	798,438
Formosa Plastics Corp.	452,040	1,035,881
FutureFuel Corp.	2,862	31,940
Givaudan SA (I)	1,229	2,189,304
Grupa Azoty SA	3,821	71,182
Hanwha Chemical Corp.	7,051	80,136
Hanwha Corp.	2,863	76,673
Hawkins, Inc.	1,482	58,450
HB Fuller Company	6,331	273,436
Hitachi Chemical Company, Ltd.	9,400	174,069
Hyosung Corp.	1,531	95,492
Incitec Pivot, Ltd.	150,747	365,091
Indorama Ventures PCL	57,193	39,191
Innophos Holdings, Inc.	2,799	151,370
Innospec, Inc.	3,119	133,680
International Flavors & Fragrances, Inc.	16,101	1,628,938
Intrepid Potash, Inc. (I)(L)	7,159	102,159
Israel Chemicals, Ltd.	38,823	264,796
Johnson Matthey PLC	10,984	569,468
JSR Corp.	15,500	277,203
K&S AG	15,022	450,394
Kaneka Corp.	22,000	116,568
Kansai Paint Company, Ltd.	20,000	318,782
KMG Chemicals, Inc.	1,147	21,346
Koninklijke DSM NV	19,275	1,267,166
Koppers Holdings, Inc.	2,630	76,743
Kraton Performance Polymers, Inc. (I)	4,220	77,648
Kronos Worldwide, Inc.	2,774	36,090
Kumho Petrochemical Company, Ltd.	824	58,623
Kuraray Company, Ltd.	29,800	363,142
Landec Corp. (I)	3,660	48,092
Lanxess AG	7,970	395,342
LG Chem, Ltd.	2,962	551,131
Linde AG	16,029	3,016,974
Lotte Chemical Corp.	1,032	163,253
LSB Industries, Inc. (I)	2,474	81,815
LyondellBasell Industries NV, Class A	83,819	6,609,966
Methanex Corp.	8,831	456,648
Mexichem SAB de CV (I)	88,400	318,249
Minerals Technologies, Inc.	13,393	994,162
Mitsubishi Chemical Holdings Corp.	118,400	610,437
Mitsubishi Gas & Chemicals Company, Inc.	32,000	183,113
Mitsui Chemicals, Inc.	69,000	193,208
Monsanto Company	103,394	12,397,975

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nan Ya Plastics Corp.	520,210	$1,088,687
NewMarket Corp.	2,809	1,105,959
Nippon Paint Company, Ltd.	15,000	387,704
Nitto Denko Corp.	13,600	717,950
Novozymes A/S, B Shares	25,164	1,106,228
OCI Company, Ltd. (I)	1,116	85,505
Olin Corp.	30,487	767,053
OM Group, Inc.	4,098	111,507
OMNOVA Solutions, Inc. (I)	6,078	40,601
Orica, Ltd.	33,615	519,150
Petronas Chemicals Group BHD	277,245	461,611
PolyOne Corp.	36,093	1,346,269
Potash Corp. of Saskatchewan, Inc.	75,037	2,616,288
PPG Industries, Inc.	27,267	5,966,565
Praxair, Inc.	57,781	7,417,925
PTT Global Chemical PCL	209,295	409,539
Quaker Chemical Corp.	1,671	136,070
Rentech, Inc. (I)	30,532	39,386
RPM International, Inc.	34,891	1,664,301
Senomyx, Inc. (I)(L)	5,616	32,685
Sensient Technologies Corp.	18,854	1,111,443
Shin-Etsu Chemical Company, Ltd.	35,800	2,411,070
Sigma-Aldrich Corp.	23,431	3,200,675
Sika AG	286	1,087,521
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	344,099	106,857
Solvay SA	8,041	1,104,426
Stepan Company	2,471	102,299
Sumitomo Chemical Company, Ltd.	130,000	491,937
Syngenta AG	12,424	4,093,387
Synthos SA	39,995	49,436
Taiwan Fertilizer Company, Ltd.	81,000	133,045
Taiyo Nippon Sanso Corp. (L)	13,000	152,983
Taminco Corp.	3,653	94,649
Teijin, Ltd.	79,000	213,943
The Dow Chemical Company	220,639	10,738,500
The Israel Corp., Ltd. (I)	233	114,161
The Mosaic Company	63,761	2,918,341
The Scotts Miracle-Gro Company, Class A	11,678	712,708
The Sherwin-Williams Company	16,702	4,089,652
Toray Industries, Inc.	128,000	1,007,376
Trecora Resources (I)	2,718	33,404
Tredegar Corp.	3,093	56,726
Tronox, Ltd., Class A	7,792	175,710
TSRC Corp.	63,140	71,766
Umicore SA	14,393	584,786
Valspar Corp.	19,922	1,671,655
Yara International ASA	11,154	473,225
Yingde Gases Group Company, Ltd.	109,000	82,481
Zep, Inc.	2,953	40,190
		155,611,953
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares (L)	133,210	448,135
Asia Cement Corp.	235,796	302,130
BBMG Corp., H Shares	130,000	107,207
Boral, Ltd.	68,672	285,347
Cementos Argos SA	31,752	135,179
Cemex Latam Holdings SA (I)	13,672	103,834
Cemex SAB de CV (I)	1,133,542	1,415,145
China National Building Material
Company, Ltd., H Shares	304,000	295,350
China Resources Cement Holdings, Ltd.	218,000	149,782
CRH PLC	65,806	1,549,980
Eagle Materials, Inc.	13,119	1,080,874
Fletcher Building, Ltd.	57,541	369,459
Grupo Argos SA	22,741	204,093
Headwaters, Inc. (I)	9,494	132,916
HeidelbergCement AG	12,147	919,455
Holcim, Ltd. (I)	30,629	2,261,280
Imerys SA	2,994	226,468
Indocement Tunggal Prakarsa Tbk PT	136,320	276,775
James Hardie Industries, Ltd.	40,618	417,660
Lafarge Malayan Cement BHD	39,066	117,124
Lafarge SA	16,274	1,157,299
Martin Marietta Materials, Inc.	11,567	1,388,503
PPC, Ltd.	49,438	114,341
Semen Gresik Persero Tbk PT	274,592	360,698
Siam Cement PCL	13,354	191,910
Siam Cement PCL (Foreign Registered Shares)	37,637	540,811
Taiheiyo Cement Corp.	102,000	319,418
Taiwan Cement Corp.	362,000	531,122
Titan Cement Company SA	4,613	109,694
U.S. Concrete, Inc. (I)	1,919	54,154
Ultratech Cement, Ltd., GDR (L)	2,420	96,880
Vulcan Materials Company	25,891	1,711,395
		17,374,418
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	586	26,212
Amcor, Ltd.	108,613	1,122,027
AptarGroup, Inc.	17,034	1,111,469
Avery Dennison Corp.	19,037	942,522
Ball Corp.	27,636	1,853,547
Bemis Company, Inc.	19,568	781,546
Berry Plastics Group, Inc. (I)	11,340	328,180
Graphic Packaging Holding Company (I)	41,357	514,895
Greif, Inc., Class A	8,858	388,423
Klabin SA	33,479	180,025
MeadWestvaco Corp.	33,084	1,482,163
Myers Industries, Inc.	3,583	58,295
Nampak, Ltd.	56,453	228,595
Owens-Illinois, Inc. (I)	32,367	829,890
Packaging Corp. of America	25,712	1,909,887
Rexam PLC	37,277	263,091
Rock-Tenn Company, Class A	37,416	2,125,603
Sealed Air Corp.	43,081	1,702,992
Silgan Holdings, Inc.	11,435	577,010
Sonoco Products Company	26,588	1,117,228
Toyo Seikan Kaisha, Ltd.	14,700	177,821
UFP Technologies, Inc. (I)	905	19,765
		17,741,186
Metals and mining - 1.2%
African Rainbow Minerals, Ltd.	9,832	118,544
Agnico-Eagle Mines, Ltd.	18,354	433,209
AK Steel Holding Corp. (I)(L)	17,419	103,120
Alcoa, Inc.	231,130	3,996,238
Allegheny Technologies, Inc.	21,796	734,307
Allied Nevada Gold Corp. (I)(L)	13,444	19,628
Alumina, Ltd. (I)	221,966	314,598
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	402,780	172,775
AM Castle & Company (I)	2,610	19,627
Ampco-Pittsburgh Corp.	1,183	21,649
Anglo American Platinum, Ltd. (I)	4,990	167,493
Anglo American PLC	75,089	1,546,885

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
AngloGold Ashanti, Ltd. (I)	37,780	$326,562
Antofagasta PLC	20,778	238,578
ArcelorMittal	86,993	1,065,245
Assore, Ltd.	3,139	51,091
Barrick Gold Corp.	103,099	1,226,188
BHP Billiton PLC	113,676	2,677,939
BHP Billiton, Ltd.	289,207	7,499,106
Boliden AB	24,352	411,181
CAP SA	7,310	49,618
Carpenter Technology Corp.	13,904	701,040
Century Aluminum Company (I)	6,570	181,661
China Steel Corp.	1,285,958	1,083,911
Cia Siderurgica Nacional SA	52,966	125,737
Cliffs Natural Resources, Inc. (L)	40,032	365,092
Coeur Mining, Inc. (I)	13,285	54,601
Commercial Metals Company	45,656	746,019
Compania de Minas Buenaventura SA, ADR	22,100	204,425
Compass Minerals International, Inc.	8,772	763,603
Daido Steel Company, Ltd.	26,000	94,591
Eldorado Gold Corp.	63,880	403,335
Eregli Demir ve Celik Fabrikalari TAS	144,861	293,918
First Quantum Minerals, Ltd.	52,833	867,690
Fortescue Metals Group, Ltd. (L)	143,815	358,827
Fosun International, Ltd.	165,500	201,070
Franco-Nevada Corp.	13,837	694,210
Freeport-McMoRan Copper & Gold, Inc.	204,831	5,499,712
Fresnillo PLC	11,184	123,848
Glencore Xstrata PLC (I)	572,224	2,858,017
Globe Specialty Metals, Inc.	8,156	141,343
Gold Fields, Ltd.	72,122	300,514
Gold Resource Corp. (L)	4,951	17,824
Goldcorp, Inc.	72,064	1,418,593
Grupo Mexico SAB de CV, Series B	355,800	1,157,146
Handy & Harman, Ltd. (I)	699	26,066
Harmony Gold Mining Company, Ltd.	35,333	59,056
Haynes International, Inc.	1,592	71,465
Hecla Mining Company (L)	42,809	101,029
Hitachi Metals, Ltd.	19,000	328,346
Horsehead Holding Corp. (I)	6,495	101,452
Hyundai Steel Company	4,409	254,358
Iluka Resources, Ltd.	36,389	212,101
Impala Platinum Holdings, Ltd. (I)	50,386	366,444
Industrias Penoles SAB de CV	12,735	267,844
Jastrzebska Spolka Weglowa SA (I)	3,993	24,813
JFE Holdings, Inc.	43,000	916,040
Jiangxi Copper Company, Ltd., H Shares	137,925	247,413
Kaiser Aluminum Corp.	2,250	163,755
KGHM Polska Miedz SA	10,033	365,398
Kinross Gold Corp. (I)	102,776	288,510
Kobe Steel, Ltd.	271,000	431,455
Korea Zinc Company, Ltd.	527	202,846
Koza Altin Isletmeleri AS	3,858	22,418
Kumba Iron Ore, Ltd.	5,862	136,351
Maruichi Steel Tube, Ltd.	3,900	85,588
Materion Corp.	2,628	91,376
Minera Frisco SAB de CV, Class A1 (I)	58,100	97,923
Mitsubishi Materials Corp.	97,000	304,446
Molycorp, Inc. (I)(L)	24,498	24,253
New Gold, Inc (I)	45,615	183,896
Newcrest Mining, Ltd. (I)	69,226	600,448
Newmont Mining Corp.	98,284	1,808,426
Nippon Steel & Sumitomo Metal Corp.	665,002	1,713,107
Noranda Aluminum Holding Corp.	6,080	23,165
Norsk Hydro ASA	82,333	480,874
Northam Platinum, Ltd. (I)	32,335	101,016
Nucor Corp.	62,710	3,363,137
Olympic Steel, Inc.	1,300	21,138
POSCO	4,190	1,144,220
Randgold Resources, Ltd.	4,562	298,259
Reliance Steel & Aluminum Company	20,375	1,302,778
Rio Tinto PLC	68,507	3,184,388
Rio Tinto, Ltd.	39,126	1,960,554
Royal Gold, Inc.	17,022	1,083,961
RTI International Metals, Inc. (I)	3,902	89,473
Schnitzer Steel Industries, Inc., Class A	3,375	76,950
Sesa Sterlite, Ltd., ADR	20,968	309,068
Silver Wheaton Corp.	31,886	635,210
Southern Copper Corp. (L)	20,000	599,000
Steel Dynamics, Inc.	62,731	1,413,957
Stillwater Mining Company (I)	15,244	200,154
Sumitomo Metal Mining Company, Ltd.	46,000	704,131
SunCoke Energy, Inc.	8,861	180,144
Teck Resources, Ltd.	50,999	791,187
ThyssenKrupp AG (I)	38,950	1,028,852
TimkenSteel Corp.	9,963	354,882
Turquoise Hill Resources, Ltd. (I)	72,462	236,999
United States Steel Corp. (L)	37,926	1,264,832
Universal Stainless & Alloy Products, Inc. (I)	996	24,282
Vale SA	93,572	841,995
Voestalpine AG	9,792	406,649
Walter Energy, Inc. (L)	9,138	29,059
Worthington Industries, Inc.	19,777	745,791
Yamana Gold, Inc.	77,949	293,800
Yamato Kogyo Company, Ltd.	3,300	92,618
Zijin Mining Group Company, Ltd., H Shares	607,529	162,193
		72,791,647
Paper and forest products - 0.2%
Boise Cascade Company (I)	4,999	178,414
Clearwater Paper Corp. (I)	2,578	170,818
Deltic Timber Corp.	1,442	89,765
Domtar Corp.	16,987	691,371
Duratex SA	20,895	68,844
Empresas CMPC SA	118,851	295,929
Fibria Celulose SA (I)	18,156	213,953
International Paper Company	85,367	4,594,452
KapStone Paper and Packaging Corp.	10,727	320,415
Lee & Man Paper Manufacturing, Ltd.	156,000	86,981
Louisiana-Pacific Corp. (I)(L)	54,888	836,493
Neenah Paper, Inc.	2,118	121,234
Nine Dragons Paper Holdings, Ltd.	184,000	157,013
Oji Holdings Corp.	69,000	241,764
PH Glatfelter Company	5,474	138,602
Resolute Forest Products, Inc. (I)	8,362	140,064
Sappi, Ltd. (I)	49,326	183,549
Schweitzer-Mauduit International, Inc.	3,882	166,033
Stora Enso OYJ, Series R	47,981	424,807
UPM-Kymmene OYJ	47,381	785,868
Wausau Paper Corp.	5,810	57,810
		9,964,179
		273,483,383
Telecommunication services - 2.8%
Diversified telecommunication services - 2.2%
8x8, Inc. (I)	11,530	89,703

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Alibaba Health
Information Technology, Ltd. (I)	252,000	$176,679
Asia Pacific Telecom Company, Ltd.	203,000	116,937
AT&T, Inc.	1,023,764	36,220,770
Atlantic Tele-Network, Inc.	1,204	81,848
BCE, Inc.	25,330	1,189,746
Belgacom SA (L)	20,406	805,618
Bezeq The
Israeli Telecommunication Corp., Ltd.	165,247	292,396
BT Group PLC	426,244	2,728,843
CenturyLink, Inc.	112,914	4,603,504
China Communications Services Corp., Ltd.,
H Shares	240,400	116,976
China Telecom Corp., Ltd., H Shares	1,486,396	896,181
China Unicom Hong Kong, Ltd.	508,416	769,385
Chunghwa Telecom Company, Ltd.	412,000	1,240,187
Cincinnati Bell, Inc. (I)	26,924	95,849
Cogent Communications Group, Inc.	5,972	211,528
Consolidated
Communications Holdings, Inc. (L)	6,453	176,877
Deutsche Telekom AG	269,354	4,577,078
Elisa OYJ, Class A	12,371	358,271
FairPoint Communications, Inc. (I)	2,871	43,209
Frontier Communications Corp. (L)	196,129	1,382,709
General Communication, Inc., Class A (I)	4,750	57,713
Globalstar, Inc. (I)(L)	35,476	100,042
Hawaiian Telcom Holdco, Inc. (I)	1,373	35,698
Hellenic
Telecommunications Organization SA (I)	24,882	304,624
HKT Trust and HKT, Ltd.	319,000	398,944
IDT Corp., Class B	2,289	38,776
Iliad SA	2,240	549,949
inContact, Inc. (I)	7,978	65,898
Inmarsat PLC	22,334	276,833
Inteliquent, Inc.	4,395	80,956
Intelsat SA (I)	3,655	64,365
Iridium Communications, Inc. (I)(L)	10,351	98,852
Koninklijke KPN NV	357,806	1,189,786
KT Corp.	4,375	128,951
Level 3 Communications, Inc. (I)	53,816	2,690,800
LG Uplus Corp.	14,306	139,972
Lumos Networks Corp.	2,558	42,309
magicJack VocalTec, Ltd. (I)(L)	2,436	19,805
Nippon Telegraph & Telephone Corp.	32,800	1,753,949
O2 Czech Republic AS	6,922	79,264
Orange Polska SA	44,580	125,611
Orange SA	160,178	2,822,724
ORBCOMM, Inc. (I)	6,255	40,532
PCCW, Ltd.	467,000	310,895
Premiere Global Services, Inc. (I)	6,221	65,632
Singapore Telecommunications, Ltd.	973,000	2,903,466
Spark New Zealand, Ltd.	151,732	363,962
Swisscom AG	3,098	1,880,278
TDC A/S	85,590	692,214
Telecom Egypt	27,311	55,137
Telecom Italia RSP	517,391	458,360
Telecom Italia SpA (I)(L)	874,928	985,465
Telefonica Deutschland Holding AG (I)	48,048	251,654
Telefonica SA	367,812	5,896,098
Telekom Malaysia BHD	99,318	207,903
Telekomunikasi Indonesia Persero Tbk PT	4,666,700	1,081,891
Telenor ASA	46,606	984,202
TeliaSonera AB	211,057	1,505,892
Telstra Corp., Ltd.	391,768	1,895,685
TELUS Corp.	18,625	709,493
TPG Telecom, Ltd.	25,655	161,665
True Corp. PCL (I)	1,052,427	387,829
Turk Telekomunikasyon AS	53,608	171,372
Verizon Communications, Inc.	816,889	41,326,415
Vivendi SA (I)	104,366	2,654,086
Vonage Holdings Corp. (I)	22,080	75,293
Windstream Holdings, Inc. (L)	120,532	1,218,579
XL Axiata Tbk PT	276,351	115,528
		133,639,641
Wireless telecommunication services - 0.6%
Advanced Info Service PCL	138,388	1,003,025
America Movil SAB de CV, Series L	3,167,700	3,749,741
Axiata Group BHD	250,053	521,877
Boingo Wireless, Inc. (I)	3,336	26,555
China Mobile, Ltd.	649,970	8,019,125
DiGi.Com BHD	303,220	564,606
ENTEL Chile SA	10,999	122,363
Far EasTone
Telecommunications Company, Ltd.	172,000	372,138
Global Telecom Holding SAE (I)	212,739	126,607
Globe Telecom, Inc.	4,330	168,686
KDDI Corp.	50,900	3,259,591
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	183,360	375,530
Millicom International Cellular SA	5,737	476,831
MTN Group, Ltd.	160,038	3,151,201
NTELOS Holdings Corp.	2,551	21,428
NTT DOCOMO, Inc.	133,300	2,080,186
Philippine Long Distance Telephone Company	12,760	851,768
RingCentral, Inc., Class A (I)	3,741	47,062
Rogers Communications, Inc., Class B (L)	32,424	1,306,034
Shenandoah Telecommunications Company	3,158	93,572
SK Telecom Company, Ltd.	650	165,539
SoftBank Corp.	83,800	5,582,735
Spok Holdings, Inc.	2,963	46,993
StarHub, Ltd.	70,000	222,156
Taiwan Mobile Company, Ltd.	181,000	575,359
Tele2 AB, B Shares	28,462	368,482
Telephone & Data Systems, Inc.	25,864	661,084
Tim Participacoes SA	61,689	299,601
Tower Bersama Infrastructure Tbk PT	177,100	136,835
Turkcell Iletisim Hizmetleri AS (I)	90,525	573,742
Vodacom Group, Ltd. (L)	35,240	422,239
Vodafone Group PLC	1,424,822	5,215,293
		40,627,922
		174,267,563
Utilities - 3.2%
Electric utilities - 1.6%
ALLETE, Inc.	5,347	272,537
American Electric Power Company, Inc.	96,305	5,542,353
AusNet Services	142,631	160,189
Centrais Eletricas Brasileiras SA	22,831	54,110
CEZ AS	14,933	415,349
Cheung Kong Infrastructure Holdings, Ltd.	73,000	541,147
Chubu Electric Power Company, Inc.	56,000	654,269
Cleco Corp.	23,393	1,256,906
CLP Holdings, Ltd.	229,000	1,989,423
Contact Energy, Ltd.	30,876	148,458
CPFL Energia SA	17,408	133,986
The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Duke Energy Corp.	139,561	$11,290,485
Edison International	64,299	4,086,844
EDP - Energias de Portugal SA	155,810	639,156
EDP - Energias do Brasil SA	15,932	60,848
El Paso Electric Company	5,208	197,019
Electricite de France SA	21,196	634,453
Enea SA	16,510	87,892
Enel SpA	575,367	2,775,536
Energa SA	13,236	92,561
Enersis SA	1,875,730	628,794
Entergy Corp.	35,368	2,967,375
Exelon Corp.	169,392	6,126,909
FirstEnergy Corp.	82,791	3,053,332
Fortis, Inc.	20,124	700,072
Fortum OYJ	38,981	977,863
Great Plains Energy, Inc.	40,266	1,053,761
Hawaiian Electric Industries, Inc. (L)	26,802	755,548
Hokuriku Electric Power Company	14,200	181,568
Iberdrola SA	445,034	3,290,926
IDACORP, Inc.	19,438	1,207,294
Interconexion Electrica SA ESP	31,146	113,636
Isagen SA ESP	57,133	73,820
Korea Electric Power Corp.	16,445	681,671
Kyushu Electric Power Company, Inc. (I)	37,100	380,015
MGE Energy, Inc.	4,360	191,884
NextEra Energy, Inc.	86,072	8,985,056
Northeast Utilities	62,345	3,157,151
NRG Yield, Inc., Class A (L)	3,070	145,487
OGE Energy Corp.	52,066	1,858,236
Otter Tail Corp.	4,628	133,194
Pepco Holdings, Inc.	48,930	1,345,575
PGE Polska Grupa Energetyczna SA	60,395	346,985
Pinnacle West Capital Corp.	21,533	1,361,532
PNM Resources, Inc.	30,975	897,036
Portland General Electric Company	9,772	360,294
Power Assets Holdings, Ltd.	167,500	1,597,922
PPL Corp.	134,307	4,771,928
Public Power Corp. SA (I)	11,493	88,335
Red Electrica Corp. SA	9,407	861,170
Reliance Infrastructure, Ltd., GDR (S)	1,952	57,527
Shikoku Electric Power Company, Inc. (I)	15,200	189,918
SSE PLC	52,398	1,340,961
Tauron Polska Energia SA	69,931	107,655
Tenaga Nasional BHD	275,836	1,162,911
Terna Rete Elettrica Nazionale SpA (L)	129,182	624,242
The Chugoku Electric Power Company, Inc.	25,800	332,771
The Empire District Electric Company (L)	5,376	148,969
The Kansai Electric Power Company, Ltd. (I)	61,400	615,861
The Southern Company	175,780	8,337,245
Tohoku Electric Power Company, Inc.	39,500	457,316
Tokyo Electric Power Company, Inc. (I)	126,300	461,199
Transmissora Alianca de Energia Eletrica SA	5,755	44,317
UIL Holdings Corp.	7,202	286,640
Unitil Corp.	1,976	69,614
Westar Energy, Inc.	33,892	1,324,838
Xcel Energy, Inc.	99,025	3,360,909
		98,250,783
Gas utilities - 0.3%
AGL Resources, Inc.	23,835	1,246,809
APA Group, Ltd.	73,679	492,706
Atmos Energy Corp.	26,225	1,408,283
Chesapeake Utilities Corp.	1,755	78,852
China Gas Holdings, Ltd.	216,000	402,085
China Resources Gas Group, Ltd.	94,000	264,404
Enagas SA	17,510	585,415
ENN Energy Holdings, Ltd.	80,000	486,250
GAIL India, Ltd., GDR	2,997	143,164
GAIL India, Ltd., GDR	500	23,750
Gas Natural SDG SA	30,526	864,726
Hong Kong & China Gas Company, Ltd.	762,719	1,803,893
Korea Gas Corp. (I)	1,862	96,482
National Fuel Gas Company	21,982	1,522,693
New Jersey Resources Corp.	5,319	307,970
Northwest Natural Gas Company	3,416	158,878
ONE Gas, Inc.	20,115	780,864
Osaka Gas Company, Ltd.	163,000	622,710
Perusahaan Gas Negara Persero Tbk PT	1,011,469	493,308
Petronas Gas BHD	68,399	458,794
Piedmont Natural Gas Company, Inc. (L)	9,780	366,554
Questar Corp.	45,807	1,098,910
Snam SpA	174,973	927,228
South Jersey Industries, Inc.	4,176	238,366
Southwest Gas Corp.	5,802	335,878
The Laclede Group, Inc.	5,365	272,166
Toho Gas Company, Ltd.	34,000	178,422
Tokyo Gas Company, Ltd.	209,000	1,139,256
UGI Corp.	45,049	1,698,798
WGL Holdings, Inc.	20,097	982,140
		19,479,754
Independent power and renewable electricity producers - 0.2%
Aboitiz Power Corp.	193,100	181,303
AES Corp.	130,176	1,805,541
AES Gener SA	238,594	130,580
Atlantic Power Corp. (L)	16,024	36,535
China Longyuan Power Group Corp., H Shares	321,000	344,361
China Resources Power
Holdings Company, Ltd.	202,532	590,673
Colbun SA	745,259	199,036
Datang International Power Generation
Company, Ltd., H Shares	297,136	166,631
Dynegy, Inc. (I)	12,807	424,552
Electric Power Development Company, Ltd.	10,000	345,879
Empresa Nacional de Electricidad SA	312,002	475,857
Enel Green Power SpA	150,329	361,552
Energy Development Corp.	1,227,000	219,166
Glow Energy PCL	58,728	174,834
Huaneng Power International, Inc., H Shares	378,564	444,847
NRG Energy, Inc.	66,515	2,079,259
Ormat Technologies, Inc.	2,261	61,906
Pattern Energy Group, Inc.	5,062	134,295
Tractebel Energia SA	11,847	160,274
TransAlta Corp.	25,729	253,577
		8,590,658
Multi-utilities - 1.0%
AGL Energy, Ltd.	60,509	674,996
Alliant Energy Corp.	28,991	1,822,664
Ameren Corp.	47,872	2,063,762
ATCO, Ltd.	7,370	311,751
Avista Corp.	7,593	261,579
Black Hills Corp.	17,298	934,265
Canadian Utilities, Ltd., Class A	11,944	416,969
CenterPoint Energy, Inc.	84,678	2,027,191
Centrica PLC	270,775	1,202,848
CMS Energy Corp.	53,347	1,765,786
Consolidated Edison, Inc.	57,760	3,647,544

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Dominion Resources, Inc.	114,779	$8,327,216
DTE Energy Company	34,931	2,845,479
E.ON SE	173,058	3,064,123
GDF Suez	125,243	3,086,688
Integrys Energy Group, Inc.	15,770	1,148,687
MDU Resources Group, Inc.	50,685	1,242,796
National Grid PLC	201,097	2,919,978
NiSource, Inc.	62,060	2,596,590
NorthWestern Corp.	4,946	263,276
PG&E Corp.	91,701	4,630,901
Public Service Enterprise Group, Inc.	99,807	4,169,936
RWE AG	42,288	1,531,013
SCANA Corp.	28,074	1,601,060
Sempra Energy	44,980	5,025,615
Suez Environnement Company	23,918	424,267
TECO Energy, Inc.	50,083	993,146
Vectren Corp.	21,561	953,212
Veolia Environnement SA	36,056	658,269
Wisconsin Energy Corp.	44,455	2,196,077
YTL Corp. BHD	431,917	201,716
YTL Power International BHD	133,563	60,420
		63,069,820
Water utilities - 0.1%
Aguas Andinas SA, Class A	241,386	147,183
American States Water Company	4,859	169,531
Aqua America, Inc.	46,304	1,230,760
Artesian Resources Corp., Class A	1,430	30,716
Beijing Enterprises Water Group, Ltd. (I)	462,000	316,376
California Water Service Group	5,996	150,320
Cia de Saneamento Basico do Estado de
Sao Paulo	24,840	184,336
Cia de Saneamento de Minas Gerais-COPASA	5,055	47,785
Connecticut Water Service, Inc.	1,643	57,259
Guangdong Investment, Ltd.	266,780	367,653
Middlesex Water Company	2,445	53,888
Severn Trent PLC	12,764	407,040
SJW Corp.	2,113	63,263
United Utilities Group PLC	36,444	514,317
York Water Company	2,247	45,389
		3,785,816
		193,176,831
TOTAL COMMON STOCKS (Cost $4,506,937,913)		$5,822,358,375

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	4,668	396,334
Hyundai Motor Company, Ltd.	1,603	185,318
Hyundai Motor Company, Ltd., 2nd Preferred	2,381	284,246
Lojas Americanas SA	36,505	239,272
Porsche Automobil Holding SE	13,173	1,147,004
Volkswagen AG	14,059	3,238,336
		5,490,510
Consumer staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	10,156	427,501
Embotelladora Andina SA, B Shares	26,413	80,816
Henkel AG & Company KGaA, 0.800%	15,348	1,700,524
		2,208,841
Energy - 0.0%
Petroleo Brasileiro SA	304,861	1,558,773
Financials - 0.1%
Banco Bradesco SA	152,995	2,372,380
Banco Davivienda SA	7,002	89,745
Banco do Estado do Rio Grande do Sul SA,
B Shares	12,627	72,118
Bancolombia SA	32,393	419,274
Grupo Aval Acciones Y Valores	256,657	159,734
Grupo de Inversiones Suramericana SA	7,631	136,627
Itau Unibanco Holding SA	200,813	3,032,715
Itausa - Investimentos Itau SA	232,465	947,454
		7,230,047
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares	15,596,010	24,361
Information technology - 0.0%
Samsung Electronics Company, Ltd.	1,321	1,253,988
Materials - 0.1%
Bradespar SA	16,100	93,455
Braskem SA, A Shares	10,857	81,581
Fuchs Petrolub AG	6,082	251,106
Gerdau SA	62,283	260,622
Grupo Argos SA	8,398	75,596
LG Chem, Ltd.	514	77,391
Metalurgica Gerdau SA	19,776	97,966
Sociedad Quimica y Minera de Chile SA,
B Shares	9,141	231,509
Suzano Papel e Celulose SA, A Shares	24,009	99,719
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	25,086	50,585
Vale SA	139,966	1,084,359
		2,403,889
Telecommunication services - 0.0%
Oi SA (I)	199,365	105,345
Telefonica Brasil SA	21,554	441,163
		546,508
Utilities - 0.0%
AES Tiete SA	6,225	47,622
Centrais Eletricas Brasileiras SA, B Shares	14,004	42,276
Cia Energetica de Minas Gerais	54,948	300,807
Cia Energetica de Sao Paulo, B Shares	13,783	138,269
Cia Paranaense de Energia, B Shares	7,537	104,396
		633,370
TOTAL PREFERRED SECURITIES (Cost $21,900,934)		$21,350,287

EXCHANGE-TRADED FUNDS - 0.7%
iShares MSCI India ETF	982,947	31,424,816
iShares MSCI Russia Capped ETF (L)	337,758	5,049,482
Market Vectors Russia ETF	248,340	4,855,047
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,884,203)		$41,329,345

RIGHTS - 0.0%
Arkema SA (Expiration Date: 12/03/2014;
Strike Price: $38.50) (I)	5,053	14,866
Caixabank SA (Expiration
Date: 12/15/2014) (I)(N)	156,516	10,509
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	2,123
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	6,850	212
DGB Financial Group, Inc. (Expiration Date:
01/13/2015; Strike Price:
KRW 10,150.00) (I)	1,868	2,613

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS (continued)
Forest Laboratories, Inc. (I)(N)	891	$0
Groupe Fnac (Expiration
Date: 05/15/2015) (I)(N)	4,898	29,112
Grupa Lotos SA (Expiration Date: 11/28/2014;
Strike Price: $18.10) (I)	4,907	5,496
Harvey Norman Holdings, Ltd. (Expiration
Date: 12/15/2014; Strike Price: $2.50) (I)	2,227	3,411
Shangri-la Asia, Ltd. (Expiration Date:
12/15/2014; Strike Price: $11.10) (I)	24,643	1,080
TOTAL RIGHTS (Cost $46,764)		$69,422

WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	135
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	1,417
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	912
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	477
Minor International PCL (Expiration
Date: 11/03/2017) (I)(N)	11,170	1,888
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	26,903
TOTAL WARRANTS (Cost $0)		$31,732

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	8,009,476	80,146,823
TOTAL SECURITIES LENDING
COLLATERAL (Cost $80,146,173)		$80,146,823

SHORT-TERM INVESTMENTS - 3.8%
Repurchase agreement - 3.8%
Repurchase Agreement with State Street Corp.
dated 11/28/2014 at 0.000% to be
repurchased at $234,929,000 on 12/01/2014,
collateralized by $248,385,000
U.S. Treasury Bonds, 2.750% - 3.125% due
11/15/2042 - 02/15/2043 (valued at
$239,648,649, including interest)	$234,929,000	$234,929,000
TOTAL SHORT-TERM INVESTMENTS (Cost $234,929,000)		$234,929,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $4,883,844,987) - 100.9%		$6,200,214,984
Other assets and liabilities, net - (0.9%)		(54,289,972)
TOTAL NET ASSETS - 100.0%		$6,145,925,012

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 42.4%
U.S. Government - 17.6%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 01/15/2023	$103,288,526	$102,055,270
0.375%, 07/15/2023	12,580,440	12,625,654
0.625%, 07/15/2021	2,323,398	2,394,552
1.125%, 01/15/2021	4,134,780	4,373,497
1.250%, 07/15/2020	5,566,293	5,949,844
1.375%, 02/15/2044	2,144,793	2,394,460
1.750%, 01/15/2028	29,881,534	34,109,293
2.000%, 01/15/2026	54,805,725	63,553,212
2.375%, 01/15/2025 to 01/15/2027	48,064,725	57,662,049
2.500%, 01/15/2029	15,410,168	19,268,735
3.625%, 04/15/2028	441,495	612,160
3.875%, 04/15/2029	2,606,220	3,759,879
U.S. Treasury Bonds
3.125%, 08/15/2044	25,200,000	26,324,147
3.375%, 05/15/2044	14,300,000	15,647,332
U.S. Treasury Notes
0.625%, 08/31/2017 to 09/30/2017	11,700,000	11,630,560
0.750%, 12/31/2017	1,600,000	1,590,750
		363,951,394
U.S. Government Agency - 24.8%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	893,156
1.000%, 03/08/2017 to 09/29/2017	13,800,000	13,857,526
1.250%, 08/01/2019 to 10/02/2019	28,100,000	27,577,489
1.750%, 05/30/2019	1,100,000	1,106,189
2.375%, 01/13/2022	1,400,000	1,420,247
3.750%, 03/27/2019	700,000	765,515
4.000%, TBA (C)	34,000,000	36,148,905
4.000%, 05/01/2029 to 09/01/2030	775,289	836,770
4.193%, 11/01/2035 (P)	92,650	99,396
4.500%, TBA (C)	11,000,000	11,913,945
5.500%, 12/01/2036 to 01/01/2040	1,666,590	1,865,122
6.000%, 08/01/2022 to 05/01/2040	29,429,187	33,279,645
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	7,500,000	7,467,387
1.250%, 01/30/2017	4,600,000	4,666,829
1.847%, 11/01/2034 (P)	116,242	121,454
1.875%, 09/18/2018	900,000	918,589
1.956%, 11/01/2035 (P)	137,632	143,841
1.971%, 05/01/2035 (P)	233,103	245,350
2.192%, 01/01/2035 (P)	112,067	119,545
2.277%, 07/01/2034 (P)	113,966	122,264
2.300%, 03/01/2035 (P)	58,086	62,197
2.310%, 08/01/2022	2,700,000	2,670,858
2.340%, 06/01/2035 (P)	383,541	411,468
2.870%, 09/01/2027	2,000,000	1,957,495
3.000%, TBA (C)	24,000,000	24,993,749
3.000%, 10/01/2027	1,965,912	2,050,769
3.330%, 11/01/2021	94,842	100,718
3.500%, TBA (C)	29,000,000	30,655,039
4.000%, TBA (C)	5,000,000	5,314,649
4.000%, 08/01/2018 to 01/01/2032	11,779,620	12,614,136
4.500%, TBA (C)	14,000,000	15,178,516
4.500%, 01/01/2018 to 12/01/2041	96,388,659	104,741,672
4.522%, 09/01/2035 (P)	55,934	60,007
5.000%, TBA (C)	49,000,000	54,295,623
5.000%, 05/11/2017 to 07/01/2041	4,783,047	5,282,697
5.375%, 06/12/2017	4,500,000	5,017,887
5.500%, TBA (C)	23,000,000	25,749,733
5.500%, 06/01/2018 to 09/01/2041	37,150,620	41,595,144
6.000%, TBA (C)	11,000,000	12,471,500
6.000%, 10/01/2026 to 12/01/2038	5,135,694	5,790,938

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
5.000%, TBA (C)		$1,000,000	$1,103,906
5.000%, 10/15/2033 to 09/15/2040		16,045,728	17,800,756
			513,488,621
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $881,996,485)			$877,440,015

FOREIGN GOVERNMENT
OBLIGATIONS - 11.3%
Brazil - 4.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		800,000	815,600
4.125%, 09/15/2017 (S)	EUR	600,000	781,508
Federative Republic of Brazil
9.170%, 07/01/2018 (Z)	BRL	21,100,000	5,464,480
10.078%, 01/01/2017 (Z)		6,000,000	1,833,245
10.873%, 07/01/2015 (Z)		20,000,000	7,270,728
10.878%, 01/01/2016 (Z)		163,600,000	55,938,322
10.952%, 04/01/2015 (Z)		27,000,000	10,100,977
11.019%, 10/01/2015 (Z)		5,000,000	1,761,297
			83,966,157
Canada - 0.8%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,105,267
1.600%, 09/21/2016		1,100,000	1,117,875
1.650%, 09/27/2019		1,800,000	1,788,165
3.000%, 07/16/2018		1,100,000	1,159,993
3.150%, 06/02/2022	CAD	1,400,000	1,288,294
4.000%, 06/02/2021		3,900,000	3,781,994
4.200%, 06/02/2020		1,200,000	1,169,168
4.400%, 06/02/2019		1,900,000	1,850,004
4.400%, 04/14/2020		$200,000	224,616
Province of Quebec
3.500%, 07/29/2020		700,000	755,593
3.500%, 12/01/2022	CAD	600,000	562,919
4.250%, 12/01/2021		2,800,000	2,755,043
			17,558,931
Italy - 3.7%
Republic of Italy
0.443%, 12/31/2015 (Z)	EUR	3,300,000	4,083,402
0.473%, 04/29/2016 (Z)		8,900,000	10,991,696
1.150%, 05/15/2017		15,000,000	18,902,245
3.750%, 08/01/2016		25,300,000	33,163,752
4.750%, 06/01/2017		6,200,000	8,498,085
			75,639,180
Japan - 0.4%
Government of Japan
1.700%, 09/20/2044	JPY	910,000,000	8,160,281
			8,160,281
Mexico - 0.1%
Government of Mexico
4.750%, 06/14/2018	MXN	19,500,000	1,413,720
			1,413,720
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	721,974
Spain - 2.2%
Kingdom of Spain
2.100%, 04/30/2017	EUR	11,500,000	14,829,680
3.800%, 01/31/2017		8,100,000	10,792,644
4.250%, 10/31/2016		9,300,000	12,401,557
5.500%, 07/30/2017		6,100,000	8,564,882
			46,588,763
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $255,376,680)			$234,049,006

CORPORATE BONDS - 30.6%
Consumer discretionary - 3.7%
Banque PSA Finance SA
4.000%, 06/24/2015		1,400,000	1,771,457
Daimler Finance North America LLC
0.912%, 08/01/2016 (P)(S)		$1,500,000	1,510,749
DISH DBS Corp.
7.750%, 05/31/2015		23,500,000	24,293,125
Ford Motor Company
1.000%, 03/02/2015		14,000,000	13,981,905
Ford Motor Credit Company LLC
0.682%, 11/08/2016 (P)		8,300,000	8,295,045
3.984%, 06/15/2016		300,000	312,403
6.625%, 08/15/2017		2,200,000	2,475,295
7.000%, 04/15/2015		5,200,000	5,318,258
8.000%, 12/15/2016		1,000,000	1,128,326
12.000%, 05/15/2015		7,660,000	8,046,225
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		4,600,000	6,570,249
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,158,214
			75,861,251
Consumer staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		249,449	302,495
Energy - 2.6%
California Resources Corp.
5.000%, 01/15/2020 (S)		5,400,000	4,860,000
5.500%, 09/15/2021 (S)		5,000,000	4,487,500
Eni SpA
1.000%, 05/15/2015		20,400,000	20,366,299
Gazprom OAO Via Gaz Capital SA
4.950%, 05/23/2016		7,000,000	6,995,940
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,619,863
Petrobras Global Finance BV
1.852%, 05/20/2016 (P)		500,000	486,900
2.000%, 05/20/2016		300,000	294,243
2.593%, 03/17/2017 (P)		200,000	195,026
3.250%, 03/17/2017		2,000,000	1,974,060
Petrobras International Finance Company
2.875%, 02/06/2015		400,000	399,196
3.875%, 01/27/2016		6,100,000	6,124,705
6.125%, 10/06/2016		500,000	522,120
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,795,800
			53,121,652
Financials - 17.0%
Ally Financial, Inc.
2.434%, 12/01/2014 (P)		3,100,000	3,100,000
3.500%, 07/18/2016		345,000	350,606

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
4.625%, 06/26/2015		$1,200,000	$1,218,000
5.500%, 02/15/2017		5,500,000	5,781,875
6.750%, 12/01/2014		11,100,000	11,100,000
7.500%, 09/15/2020		959,000	1,124,428
8.300%, 02/12/2015		6,500,000	6,581,250
American International Group, Inc.
6.250%, 03/15/2087		1,100,000	1,241,625
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		5,500,000	5,494,291
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	400,000	569,341
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,564,400
4.500%, 04/06/2015 (S)		400,000	403,944
Bank of America Corp.
2.600%, 01/15/2019		300,000	304,457
3.700%, 09/01/2015		900,000	920,190
5.750%, 12/01/2017		100,000	111,369
6.400%, 08/28/2017		3,100,000	3,488,101
6.500%, 08/01/2016		7,900,000	8,578,484
6.875%, 04/25/2018		11,400,000	13,231,045
Bank of America NA
0.652%, 05/08/2017 (P)		1,700,000	1,698,725
0.703%, 11/14/2016 (P)		9,700,000	9,700,097
6.000%, 10/15/2036		2,700,000	3,346,315
Bank of Nova Scotia
0.540%, 04/11/2017 (P)		20,400,000	20,385,577
1.000%, 02/10/2015	CAD	19,400,000	16,922,365
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$900,000	936,000
6.500%, 03/10/2021 (S)		1,900,000	2,099,500
BPCE SA
0.802%, 11/18/2016 (P)		15,900,000	15,936,570
Citigroup, Inc.
0.752%, 05/01/2017 (P)		11,700,000	11,691,529
2.250%, 08/07/2015		4,200,000	4,248,426
3.953%, 06/15/2016		10,600,000	11,058,047
4.450%, 01/10/2017		400,000	425,525
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,960,781
HSBC Finance Corp.
5.500%, 01/19/2016		$4,295,000	4,522,493
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,934,508
JPMorgan Chase & Company
0.784%, 04/25/2018 (P)		4,200,000	4,197,157
3.150%, 07/05/2016		500,000	516,816
3.700%, 01/20/2015		9,600,000	9,645,235
Morgan Stanley
1.514%, 04/25/2018 (P)		18,000,000	18,416,466
6.000%, 04/28/2015		700,000	715,546
Morgan Stanley Company
5.375%, 10/15/2015		4,600,000	4,789,888
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		3,800,000	4,056,747
National Australia Bank, Ltd.
0.513%, 06/30/2017 (P)(S)		11,600,000	11,589,432
Navient Corp.
6.000%, 01/25/2017		1,100,000	1,160,500
6.250%, 01/25/2016		5,100,000	5,329,500
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	802,439
5.875%, 11/09/2015		1,000,000	1,231,016
7.000%, 03/04/2016		1,500,000	1,828,237
Principal Life Income Funding Trusts
5.550%, 04/27/2015		$3,500,000	3,572,772
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,501,629
Royal Bank of Canada
1.370%, 05/07/2015	CAD	23,800,000	20,821,410
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		$6,800,000	7,718,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,850,000
Springleaf Finance Corp.
6.900%, 12/15/2017		18,800,000	20,539,000
State Bank of India
4.500%, 07/27/2015 (S)		1,700,000	1,737,067
The Bank of New York Mellon Corp.
0.463%, 10/23/2015 (P)		7,500,000	7,512,128
The Bear Stearns Companies LLC
5.300%, 10/30/2015		19,900,000	20,745,312
7.250%, 02/01/2018		7,000,000	8,164,583
The Blackstone Group LP
2.324%, 03/18/2019		1,125,564	1,133,040
Turkiye Garanti Bankasi AS
2.731%, 04/20/2016 (P)(S)		900,000	900,000
			351,503,784
Health care - 1.0%
AbbVie, Inc.
0.992%, 11/06/2015 (P)		4,965,000	4,990,927
HCA, Inc.
6.375%, 01/15/2015		13,700,000	13,751,375
McKesson Corp.
0.638%, 09/10/2015 (P)		2,000,000	2,002,612
			20,744,914
Industrials - 1.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	7,415,626
International Lease Finance Corp.
5.750%, 05/15/2016		$600,000	625,620
6.750%, 09/01/2016 (S)		1,300,000	1,394,250
Obrascon Huarte Lain SA
7.375%, 04/28/2015	EUR	600,000	762,857
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		$10,412,500	10,412,500
Owens Corning
4.200%, 12/01/2024		3,200,000	3,188,790
			23,799,643
Information technology - 0.6%
Alibaba Group Holding Ltd.
2.500%, 11/28/2019 (S)		12,300,000	12,294,207
Apple, Inc.
2.850%, 05/06/2021		1,000,000	1,026,558
			13,320,765

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials - 1.3%
Cemex SAB de CV
7.250%, 01/15/2021 (S)		$5,000,000	$5,287,500
GTL Trade Finance, Inc.
7.250%, 10/20/2017		2,300,000	2,553,000
7.250%, 10/20/2017 (S)		10,400,000	11,544,000
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)		400,000	384,000
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (S)		800,000	812,980
Rio Oil Finance Trust Series 2014-3
6.750%, 01/06/2027 (S)		5,000,000	5,072,733
Rohm & Haas Company
6.000%, 09/15/2017		431,000	481,877
			26,136,090
Telecommunication services - 2.6%
Telefonica Emisiones SAU
0.902%, 06/23/2017 (P)		8,800,000	8,775,571
Verizon Communications, Inc.
0.636%, 06/09/2017 (P)		11,900,000	11,897,013
1.991%, 09/14/2018 (P)		1,100,000	1,152,909
2.500%, 09/15/2016		960,000	986,932
3.650%, 09/14/2018		3,600,000	3,824,626
Vodafone Group PLC
1.000%, 06/29/2015		27,700,000	27,629,199
			54,266,250
Utilities - 0.6%
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)		8,400,000	8,736,000
7.375%, 11/01/2022 (S)		1,400,000	1,473,500
7.625%, 11/01/2024 (S)		800,000	846,000
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		1,712,563	1,792,641
TOTAL CORPORATE BONDS (Cost $618,616,058)			$631,904,985

TERM LOANS (M) - 0.9%
Consumer discretionary - 0.2%
Chrysler Group LLC
3.500%, 05/24/2017		3,989,691	3,969,120
MGM Resorts International
2.906%, 12/20/2017		199,492	198,308
			4,167,428
Health care - 0.5%
HCA, Inc.
2.657%, 02/02/2016		4,089,673	4,071,780
2.906%, 03/31/2017		5,087,154	5,071,256
			9,143,036
Consumer staples - 0.2%
HJ Heinz Company
3.500%, 06/05/2020		5,000,000	4,991,875
			4,991,875
TOTAL TERM LOANS (Cost $18,366,441)			$18,302,339

MUNICIPAL BONDS - 5.6%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050		1,600,000	2,537,344
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049		1,000,000	1,215,840
California State Public Works Board,
Series G2 8.361%, 10/01/2034		20,000,000	29,348,800
California State University
6.434%, 11/01/2030		1,200,000	1,473,636
California Statewide Communities
Development Authority
7.550%, 05/15/2040		2,700,000	3,575,502
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		100,000	109,064
6.899%, 12/01/2040		2,700,000	3,374,568
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040		2,600,000	3,249,584
City of Los Angeles (California)
5.713%, 06/01/2039		1,000,000	1,243,130
City of San Antonio (Texas)
6.308%, 02/01/2037		2,600,000	3,001,206
County of Clark (Nevada)
6.820%, 07/01/2045		1,400,000	1,995,616
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042		6,900,000	9,054,525
Illinois Municipal Electric Agency
6.832%, 02/01/2035		200,000	240,202
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		655,000	653,009
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		4,500,000	6,441,255
Los Angeles Unified School District
(California) 6.758%, 07/01/2034		2,700,000	3,699,702
Mississippi Development Bank
6.313%, 01/01/2033		700,000	851,802
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,500,000	8,128,945
North Carolina Turnpike Authority
6.700%, 01/01/2039		300,000	340,452
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,220,000	1,194,600
State of California
7.500%, 04/01/2034		6,100,000	8,924,117
7.950%, 03/01/2036		10,200,000	12,628,722
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,165,605
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,870,000	2,469,750
University of California
6.270%, 05/15/2031		5,300,000	6,069,030
6.398%, 05/15/2031		2,800,000	3,460,856
TOTAL MUNICIPAL BONDS (Cost $98,144,984)			$116,446,862

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.9%
Commercial and residential - 10.8%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.332%, 02/25/2045 (P)		102,363	101,988
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.478%, 05/16/2047 (P)(S)	EUR	1,516,476	1,901,513

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,794,678	$8,306,001
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.414%, 10/03/2039 (P)(S)		6,798,606	6,785,324
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.636%, 07/25/2035 (P)		1,967,667	1,818,799
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,545,155	1,411,564
Series 2011-RR5, Class 12A1,
5.413%, 03/26/2037 (P)(S)		327,106	322,359
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		3,145,640	3,271,667
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,614,041	2,624,443
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.592%, 11/25/2034 (P)		1,394,172	1,349,872
Series 2004-9, Class 22A1,
3.013%, 11/25/2034 (P)		351,423	352,514
Series 2005-1, Class 2A1,
2.656%, 03/25/2035 (P)		2,873,078	2,794,146
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.595%, 09/25/2035 (P)		678,867	579,239
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		347,835	373,402
Series 2007-PW16, Class A1A,
5.707%, 06/11/2040 (P)		10,995,822	12,050,937
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,615,454
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.706%, 02/22/2035 (P)		2,654,199	2,310,980
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.300%, 01/15/2046 (P)		10,641,192	11,031,606
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,895,284	11,649,902
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		421,130	417,547
Series 2005-11, Class A2A,
2.540%, 10/25/2035 (P)		4,026,938	3,981,280
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		818,438	875,171
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1,
1.113%, 12/25/2035 (P)		4,979,211	4,132,357
Series 2005-81, Class A1,
0.435%, 02/25/2037 (P)		4,617,298	3,620,063
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.418%, 11/25/2034 (P)		967,476	915,819
Series 2004-HYB9, Class 1A1,
2.463%, 02/20/2035 (P)		1,529,831	1,503,109
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		239,937	217,681
European Loan Conduit, Series 25X,
Class A
0.228%, 05/15/2019 (P)	EUR	61,144	74,814
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
4.456%, 02/25/2035 (P)		$1,698,463	1,605,258
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.205%, 12/20/2054 (P)	EUR	1,279,648	1,580,041
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		$1,400,000	1,500,737
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
4.984%, 11/25/2035 (P)		647,318	635,716
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.425%, 10/25/2035 (P)		3,983,699	3,624,811
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,954,171	3,157,253
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		376,923	405,979
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
2.635%, 02/25/2035 (P)		204,103	200,009
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		118,189	108,920
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.127%, 04/25/2035 (P)		594,438	562,823
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)		3,994,552	3,871,955
Series 2005-2, Class 3A,
1.156%, 10/25/2035 (P)		336,569	318,947
Series 2005-3, Class 4A,
0.405%, 11/25/2035 (P)		119,978	113,039
Series 2005-A10, Class A,
0.365%, 02/25/2036 (P)		691,634	633,262
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,163,308
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		11,213,746	11,989,714
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		599,630	603,524
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.796%, 08/12/2045 (P)(S)		864,418	935,447

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2010-R4, Class 4B,
0.457%, 02/26/2037 (P)(S)		$8,485,353	$5,478,390
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.601%, 12/15/2030 (P)		1,377,018	1,312,466
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.535%, 12/25/2035 (P)		2,000,000	1,739,426
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.315%, 02/25/2037 (P)		10,586,548	8,599,400
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		3,585,069	3,534,803
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.405%, 02/26/2037 (P)(S)		2,230,425	2,080,958
RMAC PLC, Series 2005-NS1X,
Class A2A
0.690%, 06/12/2037 (P)	GBP	336,519	495,288
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.392%, 02/25/2035 (P)		$17,755,069	17,504,669
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.414%, 07/19/2035 (P)		1,183,354	1,122,404
Series 2005-AR8, Class A1A,
0.435%, 02/25/2036 (P)		384,772	308,876
Series 2007-AR2, Class 2A1,
0.285%, 03/25/2037 (P)		1,977,489	1,509,333
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.619%, 10/28/2035 (P)(S)		289,300	275,835
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.605%, 09/25/2034 (P)		1,422,861	1,307,413
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.355%, 09/25/2036 (P)		8,245,796	7,844,168
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)		14,970,076	15,715,107
Series 2007-WHL8, Class A1,
0.241%, 06/15/2020 (P)(S)		794,603	792,716
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.312%, 05/25/2041 (P)		37,154	36,876
Series 2002-AR17, Class 1A,
1.313%, 11/25/2042 (P)		103,350	100,082
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		2,791,372	2,936,915
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		9,808,417	10,400,286
Series 2005-AR19, Class A1A1,
0.425%, 12/25/2045 (P)		1,705,396	1,641,677
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)		734,537	737,175
Series 2005-AR13, Class 1A5,
5.253%, 05/25/2035 (P)		3,253,526	3,261,400
Series 2005-AR4, Class 1A3,
2.615%, 04/25/2035 (P)		7,852,884	8,100,540
Series 2006-AR2, Class 2A1,
2.615%, 03/25/2036 (P)		960,197	965,863
Series 2006-AR2, Class 2A5,
2.615%, 03/25/2036 (P)		2,993,556	2,951,895
			223,154,255
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.
Series 2637, Class F,
0.561%, 06/15/2018 (P)		34,995	35,093
Series T-63, Class 1A1,
1.306%, 02/25/2045 (P)		100,681	103,773
Federal National Mortgage Association
Series 2003-W6, Class F,
0.505%, 09/25/2042 (P)		776,609	772,820
Series 2005-120, Class NF,
0.255%, 01/25/2021 (P)		499,347	499,147
Series 2006-5, Class 3A2,
2.192%, 05/25/2035 (P)		115,014	118,879
Series 2007-73, Class A1,
0.215%, 07/25/2037 (P)		772,941	750,919
			2,280,631
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $225,777,640)			$225,434,886

ASSET BACKED SECURITIES - 3.4%
Access Group, Inc., Series 2008-1,
Class A
1.534%, 10/27/2025 (P)		5,192,296	5,218,387
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017		21,500,000	21,488,820
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.255%, 05/25/2037 (P)		523,264	497,295
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.475%, 10/25/2035 (P)		131,145	130,653
GSAMP Trust, Series 2007-FM1,
Class A2A
0.225%, 12/25/2036 (P)		278,146	141,534
Hillmark Funding, Series 2006-1A,
Class A1
0.481%, 05/21/2021 (P)(S)		5,485,077	5,418,735
HSI Asset Loan Obligation,
Series 2007-WF1, Class A1
0.212%, 12/25/2036 (P)		428,835	194,246
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.215%, 03/25/2047 (P)		210,256	204,031
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%, 10/25/2034 (P)		58,753	53,072

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.321%, 09/15/2016 (P)		$9,300,000	$9,296,410
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	968,307	1,194,410
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.441%, 08/15/2017 (P)		$23,300,000	23,278,448
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.215%, 12/25/2036 (P)		463,920	167,827
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		895,227	991,885
Wood Street CLO BV, Series I, Class A
0.431%, 11/22/2021 (P)	EUR	1,083,805	1,338,644
TOTAL ASSET BACKED SECURITIES (Cost $70,004,707)			$69,614,397

PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	23,967,000
Wells Fargo & Company,
Series L, 7.500%		2,170	2,647,509
TOTAL PREFERRED SECURITIES (Cost $27,378,413)			$26,614,509

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter on 2 Year Interest Rate
Swap. Receive a fixed rate of 3.205%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
01/16/2020; Strike Price: $3.20;
Counterparty: Goldman Sachs
and Company (I)		10,100,000	134,910
			134,910
TOTAL PURCHASED OPTIONS (Cost $149,733)			$134,910

SHORT-TERM INVESTMENTS - 8.5%
Certificate of deposit - 0.1%
Credit Suisse New York 0.464%,
03/17/2015 *		$1,600,000	1,599,904
			1,599,904
Foreign government - 4.8%
Government of Mexico
2.816%, 12/24/2014 *	MXN	2,147,000,000	15,400,040
2.842%, 01/22/2015 *		3,734,000,000	26,723,454
2.864%, 12/11/2014 *		481,000,000	3,453,582
2.885%, 02/19/2015 *		840,810,000	6,002,695
2.924%, 02/05/2015 *		3,872,000,000	27,677,140
Japan Treasury Discount Bill 0.000%,
03/02/2015 *	JPY	2,400,000,000	20,218,143
			99,475,054
Repurchase agreement - 3.6%
Repurchase Agreement with Royal Bank
of Canada dated 11/28/2014 at 0.150%
to be repurchased at $70,000,875 on
12/01/2014, collateralized by
$67,586,000 U.S. Treasury Notes,
2.625% due 08/15/2020 (valued at
$71,627,643, including interest)		$70,000,000	70,000,000
Repurchase Agreement with State
Street Corp. dated 11/28/2014 at
0.000% to be repurchased at $4,637,000
on 12/01/2014, collateralized by
$4,335,000 U.S. Treasury Bonds,
3.375% due 05/15/2044 (valued at
$4,730,786, including interest)		4,637,000	4,637,000
			74,637,000
TOTAL SHORT-TERM INVESTMENTS (Cost $180,773,720)			$175,711,958
Total Investments (Total Return Fund)
(Cost $2,376,584,861) - 114.9%			$2,375,653,867
Other assets and liabilities, net - (14.9%)			(308,375,253)
TOTAL NET ASSETS - 100.0%			$2,067,278,614

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 86.3%
Consumer discretionary - 13.7%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$2,755,000	$2,892,727
American Greetings Corp.
7.375%, 12/01/2021	1,460,000	1,536,650
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	230,000	235,750
5.625%, 02/15/2024 (S)	25,000	25,781
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,542,000	4,882,650
CCOH Safari LLC
5.500%, 12/01/2022	330,000	333,713
5.750%, 12/01/2024	1,150,000	1,157,188
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	686,000
7.375%, 06/15/2021	775,000	828,281
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,542,550
CSC Holdings LLC
7.625%, 07/15/2018	350,000	396,813
DISH DBS Corp.
5.125%, 05/01/2020	375,000	379,453
5.875%, 11/15/2024 (S)	140,000	141,050
General Motors Financial Company, Inc.
6.750%, 06/01/2018	500,000	564,375
GLP Capital LP
5.375%, 11/01/2023	475,000	486,875
Gray Television, Inc.
7.500%, 10/01/2020	4,650,000	4,812,750
Greektown Holdings LLC
8.875%, 03/15/2019 (L)(S)	4,200,000	4,273,500

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	$845,000	$887,250
Interactive Data Corp.
5.875%, 04/15/2019 (S)	2,850,000	2,860,688
Lamar Media Corp.
5.875%, 02/01/2022	500,000	522,500
Light Tower Rentals Inc
8.125%, 08/01/2019 (S)	570,000	518,700
LIN Television Corp.
6.375%, 01/15/2021	350,000	358,750
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	250,625
7.000%, 09/01/2020 (S)	255,000	271,575
LKQ Corp.
4.750%, 05/15/2023	2,000,000	1,940,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	646,875
National CineMedia LLC
6.000%, 04/15/2022	340,000	340,850
7.875%, 07/15/2021	750,000	791,250
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	1,275,000	1,326,000
Nielsen Finance LLC
4.500%, 10/01/2020	1,000,000	1,006,250
5.000%, 04/15/2022 (S)	675,000	680,063
Penske Automotive Group, Inc.
5.750%, 10/01/2022	2,000,000	2,075,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	4,275,000	4,520,813
Service Corp. International
7.000%, 06/15/2017	65,000	70,688
8.000%, 11/15/2021	2,290,000	2,685,025
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,413,750
Sotheby’s
5.250%, 10/01/2022 (S)	1,750,000	1,680,000
Speedway Motorsports, Inc.
6.750%, 02/01/2019	1,588,000	1,651,520
Tempur Sealy International, Inc.
6.875%, 12/15/2020	125,000	134,063
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	655,000	673,013
The William Carter Company
5.250%, 08/15/2021	555,000	575,813
Toys R Us Property Company II LLC
8.500%, 12/01/2017 (L)	327,000	325,365
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	130,625
		54,513,157
Consumer staples - 1.1%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	962,500
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	217,044
Constellation Brands, Inc.
3.875%, 11/15/2019	40,000	40,744
4.750%, 11/15/2024	40,000	40,800
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)	445,000	422,750
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	151,500
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	145,000	143,188
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	925,000	915,750
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	490,000	482,650
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,000,000	1,017,500
		4,394,426
Energy - 16.6%
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	3,863,250
Crestwood Midstream Partners LP
6.125%, 03/01/2022	600,000	597,000
CSI Compressco LP
7.250%, 08/15/2022 (S)	1,120,000	1,019,200
Denbury Resources, Inc.
5.500%, 05/01/2022	210,000	196,875
6.375%, 08/15/2021	150,000	150,750
Energy Transfer Equity LP
7.500%, 10/15/2020	600,000	688,500
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	825,000	618,750
Era Group, Inc.
7.750%, 12/15/2022	3,760,000	3,910,400
Exterran Partners LP
6.000%, 04/01/2021	2,175,000	1,957,500
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	250,000	253,750
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,350,000	4,440,500
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	2,714,200
5.875%, 04/01/2020	670,000	589,600
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	3,100,000	3,208,500
7.768%, 12/15/2037 (S)	5,150,000	5,793,750
9.625%, 06/01/2019 (S)	510,000	546,975
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,537,600
Overseas Shipholding Group, Inc.
7.500%, 02/15/2021	1,225,000	1,160,688
8.125%, 03/30/2018	1,450,000	1,471,750
PHI, Inc.
5.250%, 03/15/2019	3,505,000	3,242,125
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,665,125
6.875%, 04/15/2040 (S)	3,010,000	3,433,658
7.500%, 07/15/2038 (S)	2,200,000	2,607,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,050,000	1,071,125
5.750%, 05/15/2024	250,000	252,813
6.250%, 03/15/2022	2,258,000	2,393,480
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,754,563
7.500%, 11/30/2016	3,000,000	3,187,500
7.500%, 11/30/2016 (S)	1,563,000	1,660,688
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	3,003,300
Teekay Corp.
8.500%, 01/15/2020	2,005,000	2,265,650
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	1,087,800

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ultra Petroleum Corp. (continued)
6.125%, 10/01/2024 (S)	$830,000	$755,300
		66,099,665
Financials - 16.1%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,007,250
5.125%, 09/30/2024	3,350,000	3,417,000
5.500%, 02/15/2017	965,000	1,014,456
7.500%, 09/15/2020	1,238,000	1,451,555
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,840,500
5.000%, 05/15/2017	434,000	452,445
5.250%, 03/15/2018	400,000	421,600
6.625%, 04/01/2018 (S)	170,000	185,300
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,407,625
DuPont Fabros Technology LP
5.875%, 09/15/2021	5,150,000	5,343,125
E*TRADE Financial Corp.
5.375%, 11/15/2022	310,000	313,100
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	2,500,000	2,593,750
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,995,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,820,850
Iron Mountain, Inc.
5.750%, 08/15/2024	2,000,000	2,027,500
6.000%, 08/15/2023	4,000,000	4,190,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	107,525
7.375%, 04/01/2020 (S)	350,000	337,750
7.500%, 04/15/2021 (S)	1,275,000	1,227,188
MPT Operating Partnership LP
5.500%, 05/01/2024	765,000	795,600
6.375%, 02/15/2022	600,000	642,000
6.875%, 05/01/2021	2,075,000	2,220,250
MSCI, Inc.
5.250%, 11/15/2024 (S)	190,000	197,125
Navient Corp.
6.125%, 03/25/2024	985,000	985,000
7.250%, 01/25/2022	65,000	71,338
8.000%, 03/25/2020	3,500,000	3,950,625
8.450%, 06/15/2018	1,500,000	1,695,000
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	677,625
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,134,375
Sabra Health Care LP
5.375%, 06/01/2023	125,000	127,500
5.500%, 02/01/2021	750,000	783,750
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	132,925
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	680,875
6.000%, 06/01/2020	3,700,000	3,820,250
6.500%, 09/15/2017	1,200,000	1,290,000
7.750%, 10/01/2021	1,590,000	1,788,750
The Geo Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,318,438
6.625%, 02/15/2021	2,200,000	2,299,000
USI, Inc.
7.750%, 01/15/2021 (S)	3,500,000	3,543,750
		64,307,695
Health care - 8.0%
Aviv Healthcare Properties LP
6.000%, 10/15/2021	650,000	692,250
7.750%, 02/15/2019	2,020,000	2,121,000
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,425,000	1,486,304
Centene Corp.
5.750%, 06/01/2017	125,000	132,188
Community Health Systems, Inc.
6.875%, 02/01/2022	1,300,000	1,376,375
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,000,000	1,865,000
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	500,000	528,125
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	345,000	353,841
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	802,500
HCA, Inc.
4.250%, 10/15/2019	135,000	135,675
5.250%, 04/15/2025	390,000	401,700
HealthSouth Corp.
5.750%, 11/01/2024	865,000	899,600
8.125%, 02/15/2020	565,000	591,838
Hologic, Inc.
6.250%, 08/01/2020	3,050,000	3,158,656
LifePoint Hospitals, Inc.
5.500%, 12/01/2021	2,000,000	2,075,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	765,000	797,513
Omnicare, Inc.
4.750%, 12/01/2022	215,000	218,225
5.000%, 12/01/2024	215,000	219,300
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	1,950,000	2,052,375
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	372,000	408,270
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	525,000	535,500
Select Medical Corp.
6.375%, 06/01/2021	4,300,000	4,386,000
Tenet Healthcare Corp.
5.500%, 03/01/2019 (S)	2,600,000	2,613,000
6.000%, 10/01/2020	1,750,000	1,861,563
6.250%, 11/01/2018	775,000	838,938
8.125%, 04/01/2022	300,000	335,250
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	106,050
7.500%, 07/15/2021 (S)	700,000	756,000
		31,748,036
Industrials - 7.1%
AECOM Technology Corp.
5.750%, 10/15/2022 (S)	175,000	183,313
5.875%, 10/15/2024 (S)	1,025,000	1,083,938
Ahern Rentals, Inc.
9.500%, 06/15/2018 (L)(S)	515,000	548,475
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	505,000

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	$4,350,000	$4,665,375
Aviation Capital Group Corp.
6.750%, 04/06/2021 (S)	1,143,000	1,303,020
7.125%, 10/15/2020 (S)	200,000	230,830
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	575,000	621,000
Columbus McKinnon Corp.
7.875%, 02/01/2019	2,375,000	2,481,875
Covanta Holding Corp.
5.875%, 03/01/2024	945,000	968,625
6.375%, 10/01/2022	1,762,000	1,872,125
7.250%, 12/01/2020	2,081,000	2,211,063
EnPro Industries, Inc.
5.875%, 09/15/2022 (S)	1,455,000	1,495,013
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,568,000	3,791,000
IHS, Inc.
5.000%, 11/01/2022 (S)	95,000	96,425
Sensata Technologies BV
5.625%, 11/01/2024 (S)	2,275,000	2,414,344
The ADT Corp.
4.125%, 04/15/2019 (L)	270,000	268,954
6.250%, 10/15/2021 (L)	2,050,000	2,147,375
TransDigm, Inc.
5.500%, 10/15/2020	850,000	839,375
United Rentals North America, Inc.
5.750%, 07/15/2018	335,000	350,075
Watco Companies LLC
6.375%, 04/01/2023 (S)	30,000	30,525
		28,107,725
Information technology - 6.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	747,250
6.125%, 09/15/2023 (S)	210,000	228,375
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,879,063
6.125%, 11/01/2023 (S)	275,000	285,313
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,265,000	1,185,938
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	1,235,000	1,049,750
Emdeon, Inc.
11.000%, 12/31/2019	3,600,000	3,969,000
First Data Corp.
6.750%, 11/01/2020 (S)	1,466,000	1,561,290
7.375%, 06/15/2019 (S)	300,000	315,750
11.750%, 08/15/2021	1,775,000	2,054,563
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	167,112	176,303
Micron Technology, Inc.
5.500%, 02/01/2025 (S)	410,000	412,050
5.875%, 02/15/2022 (S)	1,400,000	1,480,500
NCR Corp.
4.625%, 02/15/2021	475,000	463,125
5.000%, 07/15/2022	1,510,000	1,472,250
5.875%, 12/15/2021	1,765,000	1,800,300
6.375%, 12/15/2023	715,000	743,600
SunGard Data Systems, Inc.
6.625%, 11/01/2019	3,600,000	3,672,000
7.375%, 11/15/2018	1,021,000	1,061,840
7.625%, 11/15/2020	325,000	346,125
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	1,300,000	1,389,375
		27,293,760
Materials - 2.8%
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	850,000	875,500
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	510,000	330,863
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,678,846
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,193,750
Novelis, Inc.
8.750%, 12/15/2020	1,150,000	1,247,750
Sealed Air Corp.
4.875%, 12/01/2022 (S)	440,000	438,350
5.125%, 12/01/2024 (S)	440,000	441,100
8.375%, 09/15/2021 (S)	2,410,000	2,711,250
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,300,000	2,340,250
		11,257,659
Telecommunication services - 11.1%
Frontier Communications Corp.
6.250%, 09/15/2021	950,000	970,235
GCI, Inc.
6.750%, 06/01/2021	725,000	728,625
8.625%, 11/15/2019	4,000,000	4,182,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,125,000	3,078,125
7.250%, 10/15/2020	1,000,000	1,061,250
7.500%, 04/01/2021	1,050,000	1,126,125
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	2,632,075
8.125%, 06/01/2023	2,250,000	2,351,250
Level 3 Escrow II, Inc.
5.375%, 08/15/2022 (S)	1,000,000	1,010,000
Level 3 Financing, Inc.
6.125%, 01/15/2021	655,000	682,838
SBA Communications Corp.
5.625%, 10/01/2019	190,000	196,650
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,201,000	2,267,030
Sprint Capital Corp.
6.875%, 11/15/2028	125,000	117,188
6.900%, 05/01/2019	2,000,000	2,065,000
8.750%, 03/15/2032	600,000	630,750
Sprint Communications, Inc.
7.000%, 08/15/2020	3,200,000	3,280,000
9.000%, 11/15/2018 (S)	450,000	520,875
Sprint Corp.
7.250%, 09/15/2021	255,000	260,100
7.875%, 09/15/2023	2,775,000	2,906,813
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,000,000	4,180,000
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	106,838
6.250%, 04/01/2021	1,010,000	1,035,250
6.464%, 04/28/2019	205,000	212,688
6.542%, 04/28/2020	205,000	212,688
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,106,500
6.633%, 04/28/2021	800,000	824,000
6.731%, 04/28/2022	2,500,000	2,587,500

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.836%, 04/28/2023	$1,135,000	$1,180,400
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	875,500
		44,388,293
Utilities - 3.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,350,000	2,467,500
7.000%, 05/20/2022	110,000	116,050
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,601,250
NSG Holdings LLC
7.750%, 12/15/2025 (S)	3,145,000	3,404,463
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	2,650,000	2,650,000
Suburban Propane Partners LP
5.500%, 06/01/2024	215,000	208,550
7.375%, 03/15/2020 to 08/01/2021	1,457,000	1,519,435
		11,967,248
TOTAL CORPORATE BONDS (Cost $338,908,078)		$344,077,664

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Emigrant Capital Trust I
2.562%, 12/10/2033 (P)(S)	2,450,000	1,690,500
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,031,548)		$1,690,500

TERM LOANS (M) - 10.0%
Consumer discretionary - 3.0%
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,016,763
CCM Merger, Inc.
4.500%, 08/08/2021	411,429	410,914
Centaur Acquisition LLC
8.750%, 02/20/2020	2,355,000	2,372,663
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,393,000
Learfield Communications, Inc.
8.750%, 10/09/2021	610,680	607,627
TGI Friday’s, Inc.
9.250%, 07/15/2021	220,000	216,700
TWCC Holding Corp.
7.000%, 06/26/2020	2,460,000	2,404,650
WASH Multifamily Laundry Systems LLC
4.503%, 02/21/2019	2,605,325	2,566,245
		11,988,562
Energy - 1.3%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	3,546,000	3,355,403
Tallgrass Operations LLC
4.250%, 11/13/2018	1,761,644	1,760,543
		5,115,946
Financials - 0.5%
Asurion LLC
8.500%, 03/03/2021	1,485,000	1,494,281
Sedgwick Claims Management Services, Inc.
6.750%, 02/28/2022	730,000	711,294
		2,205,575
Health care - 0.3%
Accellent, Inc.
7.500%, 03/11/2022	365,000	353,366
Vertafore, Inc.
9.750%, 10/27/2017	660,000	663,300
		1,016,666
Industrials - 1.4%
Four Seasons Holdings, Inc.
6.250%, 12/27/2020	800,000	804,000
HGIM Corp.
5.500%, 06/18/2020	1,354,737	1,232,811
LM US Member LLC
8.250%, 01/25/2021	115,000	113,563
Neff Rental LLC
7.250%, 06/09/2021	820,548	821,916
Spin Holdco, Inc.
4.250%, 11/14/2019	2,105,564	2,088,719
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	358,003
		5,419,012
Information technology - 0.2%
Applied Systems, Inc.
7.500%, 01/23/2022	380,000	379,763
Peak 10, Inc.
8.250%, 06/17/2022	475,000	451,250
		831,013
Telecommunication services - 0.4%
LTS Buyer LLC
8.000%, 04/12/2021	666,113	667,778
NTelos, Inc.
5.750%, 11/09/2019	806,407	800,359
		1,468,137
Utilities - 2.9%
Texas Competitive Electric Holdings
Company LLC
4.650%, 10/10/2015	16,000,000	11,580,000
TOTAL TERM LOANS (Cost $44,572,962)		$39,624,911

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	7,500
TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360
		8,440
Financials - 0.4%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,535,741
TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,544,181

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.1118% (W)(Y)	409,409	4,096,756
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,096,857)		$4,096,756

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	652,457	652,457
TOTAL SHORT-TERM INVESTMENTS (Cost $652,457)		$652,457
Total Investments (U.S. High Yield Bond Fund)
(Cost $391,700,819) - 98.3%		$391,693,969
Other assets and liabilities, net - 1.7%		6,891,874
TOTAL NET ASSETS - 100.0%		$398,585,843

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 8.9%
Auto components - 5.2%
Dana Holding Corp.	410,322	$8,698,825
Johnson Controls, Inc.	262,638	13,131,900
		21,830,725
Specialty retail - 3.7%
Advance Auto Parts, Inc.	60,021	8,827,889
Ascena Retail Group, Inc. (I)	408,138	5,464,968
Express, Inc. (I)	83,305	1,245,410
		15,538,267
		37,368,992
Consumer staples - 3.6%
Food products - 3.6%
ConAgra Foods, Inc.	413,128	15,087,435
Energy - 5.0%
Energy equipment and services - 1.7%
Amec Foster Wheeler PLC	24,061	348,163
Amec Foster Wheeler PLC	455,612	6,635,220
		6,983,383
Oil, gas and consumable fuels - 3.3%
Newfield Exploration Company (I)	208,697	5,682,819
The Williams Companies, Inc.	159,540	8,256,195
		13,939,014
		20,922,397
Financials - 26.3%
Banks - 8.2%
BB&T Corp.	254,633	9,571,654
Comerica, Inc.	219,960	10,252,336
Wintrust Financial Corp.	195,901	8,754,816
Zions Bancorporation	199,076	5,586,073
		34,164,879
Capital markets - 6.1%
American Capital, Ltd. (I)	417,366	6,256,316
Northern Trust Corp.	142,380	9,643,397
Stifel Financial Corp. (I)	199,612	9,687,170
		25,586,883
Insurance - 9.1%
ACE, Ltd.	55,944	6,396,637
Arthur J. Gallagher & Company	127,522	6,114,680
FNF Group	308,555	9,997,182
Marsh & McLennan Companies, Inc.	153,865	8,707,220
Willis Group Holdings PLC	157,864	6,742,371
		37,958,090
Real estate management and development - 2.9%
Forest City Enterprises, Inc., Class A (I)	555,784	11,999,377
		109,709,229
Health care - 11.4%
Health care equipment and supplies - 2.3%
CareFusion Corp. (I)	162,216	9,598,321
Health care providers and services - 7.4%
Brookdale Senior Living, Inc. (I)	244,952	8,676,200
HealthSouth Corp.	271,622	11,171,813
Universal Health Services, Inc., Class B	108,113	11,310,782
		31,158,795
Life sciences tools and services - 1.7%
PerkinElmer, Inc.	154,823	7,039,802
		47,796,918
Industrials - 18.1%
Aerospace and defense - 2.5%
Textron, Inc.	242,709	10,514,154
Air freight and logistics - 1.3%
UTi Worldwide, Inc. (I)	460,736	5,436,685
Building products - 4.1%
Masco Corp.	297,541	7,200,492
Owens Corning	283,878	9,890,310
		17,090,802
Electrical equipment - 2.0%
The Babcock & Wilcox Company	277,645	8,226,621
Machinery - 6.9%
Ingersoll-Rand PLC	161,324	10,173,091
Pentair PLC	133,086	8,611,995
Snap-on, Inc.	73,448	9,939,718
		28,724,804
Professional services - 0.6%
Robert Half International, Inc.	48,714	2,766,468
Road and rail - 0.7%
Swift Transportation Company (I)	99,085	2,880,401
		75,639,935
Information technology - 12.7%
Communications equipment - 1.9%
Ciena Corp. (I)	492,505	8,141,108
IT services - 2.9%
Teradata Corp. (I)	264,807	11,953,388
Software - 5.5%
Cadence Design Systems, Inc. (I)	503,296	9,497,196
Citrix Systems, Inc. (I)	200,850	13,318,364
		22,815,560
Technology hardware, storage and peripherals - 2.4%
Diebold, Inc.	82,963	3,001,601
NetApp, Inc.	166,615	7,089,468
		10,091,069
		53,001,125

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 4.5%
Chemicals - 4.5%
Eastman Chemical Company	122,395	$10,148,993
W.R. Grace & Company (I)	90,933	8,735,933
		18,884,926
		18,884,926
Telecommunication services - 2.4%
Diversified telecommunication services - 2.4%
Level 3 Communications, Inc. (I)	202,949	10,147,450
Utilities - 3.1%
Electric utilities - 2.1%
Edison International	139,457	8,863,887
Multi-utilities - 1.0%
CenterPoint Energy, Inc.	161,483	3,865,903
		12,729,790
TOTAL COMMON STOCKS (Cost $314,547,721)		$401,288,197

SHORT-TERM INVESTMENTS - 5.3%
Money market funds - 5.3%
State Street Institutional Liquid Reserves
Fund, 0.0805% (Y)	21,900,724	21,900,724
TOTAL SHORT-TERM INVESTMENTS (Cost $21,900,724)		$21,900,724
Total Investments (Value Fund) (Cost $336,448,445) - 101.3%		$423,188,921
Other assets and liabilities, net - (1.3%)		(5,322,352)
TOTAL NET ASSETS - 100.0%		$417,866,569

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
UYU	Uruguayan Peso

Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SELIC	Sistema Especial de Liquidacao e Custodia (Special Clearance and Escrow System)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of November 30, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of November 30, 2014.
The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II
Portfolio of Investments — November 30, 2014 (unaudited) (showing percentage of total net assets)

(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	195

Certain funds had the following country concentration as a percentage of net assets on 11-30-14:

Alpha Opportunities Fund
United States	79.8%
United Kingdom	2.8%
Canada	2.7%
Japan	2.4%
Switzerland	2.4%
China	1.8%
Netherlands	1.5%
Ireland	1.3%
France	1.1%
Belgium	0.7%
Other Countries	3.5%
Total	100.0%

Total Return Fund
United States	70.4%
Brazil	5.8%
Italy	4.6%
Mexico	4.2%
Canada	3.7%
Spain	2.9%
United Kingdom	2.2%
Japan	1.4%
France	1.2%
China	0.6%
Other countries	3.0%
Total	100.0%

The following funds had the following sector or industry composition as a percentage of net assets on 11-30-14:

Fundamental Global Franchise Fund
Consumer staples	41.8%
Information technology	23.9%
Consumer discretionary	21.2%
Industrials	4.6%
Health care	2.7%
Short-term investments and other	5.8%
Total	100.0%

Global Real Estate Fund (by industry)
Retail REITs	24.1%
Specialized REITs	15.4%
Office REITs	14.0%
Diversified real estate activities	11.5%
Diversified REITs	11.0%
Residential REITs	10.2%
Real estate operating companies	8.1%
Industrial REITs	3.5%
Real estate development	1.1%
Marine ports and services	0.1%
Short-term investments and other	1.0%
Total	100.0%

International Growth Opportunities Fund
Financials	27.0%
Consumer discretionary	20.6%
Information technology	19.5%
Industrials	12.2%
Materials	6.2%
Health care	4.9%
Consumer staples	4.7%
Telecommunication services	4.4%
Short-term investments and other	0.5%
Total	100.0%

International Growth Stock Fund
Consumer discretionary	22.8%
Financials	17.0%
Information technology	14.4%
Industrials	9.9%
Health care	8.9%
Consumer staples	8.8%
Energy	5.8%
Materials	3.6%
Utilities	0.7%
Short-term investments and other	8.1%
Total	100.0%

International Small Cap Fund
Consumer discretionary	31.2%
Industrials	14.8%
Financials	13.6%
Information technology	12.5%
Consumer staples	8.5%
Health care	5.5%
Materials	4.3%
Energy	3.5%
Utilities	0.3%
Short-term investments and other	5.8%
Total	100.0%

International Value Fund
Financials	26.3%
Energy	15.7%
Health care	13.9%
Industrials	9.8%
Information technology	9.4%
Consumer discretionary	8.4%
Telecommunication services	5.8%
Materials	4.6%
Consumer staples	2.4%
Short-term investments and other	3.7%
Total	100.0%

The following funds had the following portfolio composition on 11-30-14:

Asia Pacific Total Return Bond Fund
(as a percentage of net assets)
Foreign government obligations	37.5%
Financials	37.3%
Utilities	4.7%
Consumer discretionary	4.1%
Energy	3.6%
Materials	3.3%
Industrials	2.5%
Telecommunication services	2.3%
Consumer staples	2.2%
Other assets and liabilities	2.5%
Total	100.0%

Global Bond Fund (as a percentage of
total investments)
Foreign government obligations	52.8%
Collateralized mortgage obligations	10.6%
Financials	9.6%
U.S. Government Agency	8.1%
U.S. Government	8.1%
Energy	1.5%
Certificate of deposit	1.2%
Asset backed securities	1.0%
Consumer discretionary	0.7%
Industrials	0.7%
Telecommunication services	0.6%
Consumer staples	0.5%
Information technology	0.3%
Short-term investments	4.3%
Total	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2014, by major security category or type:

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Active Bond Fund
U.S. Government and Agency obligations	$476,837,080	—	$476,837,080	—
Foreign government obligations	2,246,294	—	2,246,294	—
Corporate bonds	755,328,631	—	755,322,417	$6,214
Capital preferred securities	17,214,419	—	17,214,419	—
Term loans	6,647,014	—	6,647,014	—
Municipal bonds	3,622,039	—	3,622,039	—
Collateralized mortgage obligations	359,971,039	—	359,800,207	170,832
Asset backed securities	141,024,781	—	141,024,781	—
Preferred securities	11,795,410	$8,947,373	2,848,037	—
Escrow certificates	162,400	—	162,400	—
Securities lending collateral	3,729,780	3,729,780	—	—
Short-term investments	105,442,829	81,267,829	24,175,000	—
Total Investments in Securities	$1,884,021,716	$93,944,982	$1,789,899,688	$177,046

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Alpha Opportunities Fund
Common stocks
Consumer discretionary	$275,921,992	$248,325,322	$27,371,283	$225,387
Consumer staples	107,035,815	85,185,141	21,850,674	—
Energy	109,636,558	94,071,432	15,565,126	—
Financials	225,293,842	203,656,216	21,637,626	—
Health care	347,937,554	308,763,375	39,174,179	—
Industrials	283,000,127	250,503,944	32,496,183	—
Information technology	386,929,546	357,525,929	29,403,617	—
Materials	91,755,316	78,999,214	12,756,102	—
Telecommunication services	16,211,061	8,138,839	8,072,222	—
Utilities	19,833,809	17,235,111	2,598,698	—
Preferred securities	18,909,414	—	—	18,909,414
Warrants	1,259,362	—	1,259,362	—
Securities lending collateral	81,700,105	81,700,105	—	—
Short-term investments	31,700,000	—	31,700,000	—
Total Investments in Securities	$1,997,124,501	$1,734,104,628	$243,885,072	$19,134,801

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Blue Chip Growth Fund
Common stocks
Consumer discretionary	$656,886,878	$650,114,611	$6,772,267	—
Consumer staples	63,888,201	63,888,201	—	—
Energy	82,449,428	82,449,428	—	—
Financials	206,525,588	206,525,588	—	—
Health care	632,148,830	632,148,830	—	—
Industrials	375,868,377	375,868,377	—	—
Information technology	622,321,872	591,405,897	30,915,975	—
Materials	102,568,246	102,568,246	—	—
Telecommunication services	9,133,568	—	9,133,568	—
Securities lending collateral	20,154,121	20,154,121	—	—
Short-term investments	8,667,341	8,667,341	—	—
Total Investments in Securities	$2,780,612,450	$2,733,790,640	$46,821,810	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$634,944,416	$577,505,335	$57,439,081	—
Consumer staples	94,243,468	94,243,468	—	—
Energy	97,520,497	97,520,497	—	—
Financials	71,506,179	71,506,179	—	—
Health care	475,286,461	475,286,461	—	—
Industrials	155,937,088	155,937,088	—	—
Information technology	820,254,218	820,254,218	—	—
Materials	43,610,308	43,610,308	—	—
Securities lending collateral	26,977,630	26,977,630	—	—
Short-term investments	14,210,000	—	14,210,000	—
Total Investments in Securities	$2,434,490,265	$2,362,841,184	$71,649,081	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$168,248,097	$168,248,097	—	—
Consumer staples	73,907,813	73,907,813	—	—
Energy	65,064,301	65,064,301	—	—
Financials	233,214,062	210,156,424	$23,057,638	—
Health care	318,451,325	318,451,325	—	—
Industrials	215,681,103	215,681,103	—	—
Information technology	154,796,981	154,796,981	—	—
Materials	11,832,600	11,832,600	—	—
Telecommunication services	6,399,842	6,399,842	—	—
Utilities	59,715,858	59,715,858	—	—
Preferred securities	10,066,278	10,066,278
Corporate bonds	434,367,231	—	434,367,231	—
Convertible bonds	6,098,349	—	6,098,349	—
Term loans	136,232,239	—	136,232,239	—
Asset backed securities	10,874,206	—	10,874,206	—
Securities lending collateral	186,304	186,304	—	—
Short-term investments	257,879,739	257,879,739	—	—
Total Investments in Securities	$2,163,016,328	$1,552,386,665	$610,629,663	—
Other financial instruments:
Written options	($11,984,270)	($181,560)	($11,802,710)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Core Bond Fund
U.S. Government and Agency obligations	$404,445,519	—	$404,445,519	—
Foreign government obligations	8,932,137	—	8,932,137	—
Corporate bonds	158,866,542	—	158,866,542	—
Municipal bonds	6,182,079	—	6,182,079	—
Collateralized mortgage obligations	53,024,038	—	52,155,766	$868,272
Asset backed securities	96,095,944	—	96,095,944	—
Securities lending collateral	161,941	$161,941	—	—
Short-term investments	40,361,858	40,361,858	—	—
Total Investments in Securities	$768,070,058	$40,523,799	$726,677,987	$868,272

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Equity-Income Fund
Common stocks
Consumer discretionary	$237,887,954	$231,791,856	$6,096,098	—
Consumer staples	94,543,439	94,543,439	—	—
Energy	241,200,994	241,200,994	—	—
Financials	399,474,301	399,474,301	—	—
Health care	141,810,171	131,698,363	10,111,808	—
Industrials	276,769,173	276,769,173	—	—
Information technology	236,567,099	221,775,409	—	$14,791,690
Materials	105,936,085	105,936,085	—	—
Telecommunication services	79,347,655	64,953,150	14,394,505	—
Utilities	130,979,464	130,979,464	—	—
Securities lending collateral	20,537,935	20,537,935	—	—
Short-term investments	183,191,881	183,191,881	—	—
Total Investments in Securities	$2,148,246,151	$2,102,852,050	$30,602,411	$14,791,690

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$9,008,324	—	$9,008,324	—
France	23,873,284	—	23,873,284	—
Germany	23,896,857	—	23,896,857	—
Ireland	16,633,232	—	16,633,232	—
Netherlands	23,772,519	—	23,772,519	—
South Korea	14,063,960	—	14,063,960	—
Switzerland	7,890,758	—	7,890,758	—
United Kingdom	81,359,652	—	81,359,652	—
United States	245,999,661	$245,999,661	—	—
Short-term investments	27,341,000	—	27,341,000	—
Total Investments in Securities	$473,839,247	$245,999,661	$227,839,586	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Global Bond Fund
Foreign government obligations	$343,705,356	—	$343,705,356	—
Corporate bonds	89,752,550	—	88,780,044	$972,506
U.S. Government and Agency obligations	105,262,063	—	105,262,063	—
Collateralized mortgage obligations	68,754,776	—	68,754,776	—
Asset backed securities	6,589,624	—	6,589,624	—
Common stocks	58,409	$58,409	—	—
Preferred securities	152,086	152,086	—	—
Purchased options	147,994	—	147,994	—
Escrow shares	1,151,250	—	1,151,250	—
Certificate of deposit	7,820,901	—	7,820,901	—
Short-term investments	27,759,695	—	27,759,695	—
Total Investments in Securities	$651,154,704	$210,495	$649,971,703	$972,506
Sale commitments outstanding	($47,787,344)	—	($47,787,344)	—
Other financial instruments:
Futures	($1,167,962)	($1,167,962)	—	—
Forward foreign currency contracts	($4,924,344)	—	($4,924,344)	—
Written options	($773,626)	—	($773,626)	—
Interest rate swaps	($3,071,501)	($3,071,501)	—	—
Credit default swaps	$208,730	$208,730	—	—
Currency swaps	($4,197,565)	($4,197,565)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Global Real Estate Fund
Common stocks
Australia	$21,696,879	—	$21,696,879	—
Canada	10,814,331	$10,814,331	—	—
China	706,134	—	706,134	—
Finland	1,576,012	—	1,576,012	—
France	9,584,585	—	9,584,585	—
Germany	6,508,399	—	6,508,399	—
Hong Kong	22,835,884	—	22,835,884	—
Ireland	1,012,011	—	1,012,011	—
Italy	556,814	—	556,814	—
Japan	40,082,302	—	40,082,302	—
Jersey, Channel Islands	1,329,975	—	1,329,975	—
Luxembourg	1,734,324	—	1,734,324	—
Norway	658,892	—	658,892	—
Singapore	9,837,166	—	9,837,166	—
Spain	1,337,941	—	1,337,941	—
Sweden	2,824,485	—	2,824,485	—
Switzerland	2,512,998	—	2,512,998	—
United Kingdom	20,628,395	—	20,628,395	—
United States	180,052,859	180,052,859	—	—
Warrants	79,925	79,925	—	—
Securities lending collateral	441,338	441,338	—	—
Short-term investments	1,453,000	—	1,453,000	—
Total Investments in Securities	$338,264,649	$191,388,453	$146,876,196	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Health Sciences Fund
Common stocks
Consumer staples	$12,118,891	$9,950,894	$2,167,997	—
Health care	584,544,024	566,665,871	17,818,186	$59,967
Industrials	16,563,070	16,563,070	—	—
Information technology	8,431,302	8,431,302	—	—
Preferred securities	908,979	—	—	908,979
Convertible bonds	104,875	—	104,875	—
Rights	45,760	45,760	—	—
Short-term investments	19,240,138	19,240,138	—	—
Total Investments in Securities	$641,957,039	$620,897,035	$20,091,058	$968,946
Other financial instruments:
Written options	($53,755)	($53,755)	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
High Yield Fund
Foreign government obligations	$4,593,869	—	$4,593,869	—
Corporate bonds	652,828,030	—	647,649,185	$5,178,845
Capital preferred securities	1,370,904	—	1,370,904	—
Convertible bonds	1,880,633	—	1,880,633	—
Term loans	26,184,297	—	26,013,124	171,173
Common stocks	20,453,889	$12,074,610	177,159	8,202,120
Preferred securities	9,473,530	8,500,460	973,070	—
Warrants	335,265	—	335,265	—
Securities lending collateral	7,281,022	7,281,022	—	—
Short-term investments	3,898,248	3,711,945	186,303	—
Total Investments in Securities	$728,299,687	$31,568,037	$683,179,512	$13,552,138
Other financial instruments:
Futures	($252,641)	($252,641)	—	—
Forward foreign currency contracts	$178,201	—	$178,201	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$12,346,344	$12,346,344	—	—
Australia	10,597,250	—	$10,597,250	—
Brazil	4,145,295	4,145,295	—	—
Chile	3,848,040	3,848,040	—	—
China	113,269,532	68,561,423	44,708,109	—
Denmark	28,756,397	—	28,756,397	—
France	40,481,955	—	40,481,955	—
Germany	25,292,297	—	25,292,297	—
Hong Kong	38,430,853	—	38,430,853	—
Ireland	14,003,354	—	14,003,354	—
Italy	37,299,126	—	37,299,126	—
Japan	91,689,613	—	91,689,613	—
Norway	9,037,224	—	9,037,224	—
Peru	13,983,858	13,983,858	—	—
Portugal	2,831,180	—	2,831,180	—
Russia	7,420,899	—	7,420,899	—
Singapore	3,513,160	—	3,513,160	—
South Korea	18,446,880	—	18,446,880	—
Spain	81,406,950	—	81,406,950	—
Sweden	86,914,231	—	86,914,231	—
Switzerland	45,343,093	—	45,343,093	—
Turkey	19,869,062	—	19,869,062	—
United Kingdom	133,041,448	—	133,041,448	—
Preferred Securities	8,427,937	—	8,427,937	—
Short-term investments	3,297,609	3,297,609	—	—
Total Investments in Securities	$853,693,587	$106,182,569	$747,511,018	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
International Growth Stock Fund
Common stocks
Australia	$24,601,440	—	$24,601,440	—
Belgium	10,565,699	—	10,565,699	—
Brazil	28,836,480	$28,836,480	—	—
Canada	51,397,273	51,397,273	—	—
China	32,518,283	13,531,543	18,986,740	—
Denmark	15,061,726	—	15,061,726	—
France	24,193,768	—	24,193,768	—
Germany	49,951,241	—	49,951,241	—
Hong Kong	22,860,156	—	22,860,156	—
Ireland	6,170,420	—	6,170,420	—
Israel	14,921,808	14,921,808	—	—
Japan	51,688,338	—	51,688,338	—
Mexico	12,877,285	12,877,285	—	—
Netherlands	8,639,050	—	8,639,050	—
Singapore	30,475,484	12,868,185	17,607,299	—
South Korea	17,142,418	—	17,142,418	—
Spain	6,904,212	—	6,904,212	—
Sweden	16,720,078	—	16,720,078	—
Switzerland	52,686,393	—	52,686,393	—
Taiwan	12,745,874	—	12,745,874	—
Thailand	8,573,719	—	8,573,719	—
Turkey	8,443,444	—	8,443,444	—
United Kingdom	115,347,171	—	115,347,171	—
Short-term investments	51,234,005	51,234,005	—	—
Total Investments in Securities	$674,555,765	$185,666,579	$488,889,186	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
International Small Cap Fund
Common stocks
Austria	$5,217,273	—	$5,217,273	—
Bahamas	8,374,114	$8,374,114	—	—
Belgium	10,617,643	—	10,617,643	—
Brazil	5,669,995	5,669,995	—	—
Canada	46,038,321	46,038,321	—	—
China	22,796,957	—	22,796,957	—
Finland	27,849,240	—	27,849,240	—
France	10,605,891	—	10,605,891	—
Germany	34,042,075	—	34,042,075	—
Greece	2,933,203	—	2,933,203	—
Hong Kong	50,500,088	—	50,500,088	—
India	5,472,157	—	5,472,157	—
Italy	17,332,954	—	17,332,954	—
Japan	103,204,228	—	103,204,228	—
Luxembourg	8,697,399	—	8,697,399	—
Netherlands	32,312,653	—	32,312,653	—
Norway	13,101,646	—	13,101,646	—
Russia	3,986,576	—	3,986,576	—
Singapore	1,354,445	—	—	$1,354,445
South Korea	62,498,070	—	62,498,070	—
Spain	13,177,303	—	13,177,303	—
Sweden	7,644,412	—	7,644,412	—
Switzerland	23,258,491	11,588,395	11,670,096	—
Taiwan	35,327,057	—	35,327,057	—
Turkey	70,260	—	70,260	—
United Kingdom	61,335,139	—	61,335,139	—
Preferred securities	5,673,745	—	5,673,745	—
Exchange-traded funds	10,052,111	10,052,111	—	—
Rights	930,546	742,724	187,822	—
Securities lending collateral	37,709,968	37,709,968	—	—
Short-term investments	37,000,000	—	37,000,000	—
Total Investments in Securities	$704,783,960	$120,175,628	$583,253,887	$1,354,445

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
International Value Fund
Common stocks
Belgium	$10,293,946	—	$10,293,946	—
Brazil	12,300,079	$12,300,079	—	—
Canada	101,820,217	101,820,217	—	—
China	105,638,161	23,954,930	81,683,231	—
Denmark	6,521,427	—	6,521,427	—
France	204,618,290	—	204,618,290	—
Germany	160,683,904	—	160,683,904	—
Hong Kong	87,245,579	—	87,245,579	—
India	11,175,228	—	11,175,228	—
Ireland	15,214,563	—	15,214,563	—
Israel	30,354,101	30,354,101	—	—
Italy	61,508,458	—	61,508,458	—
Japan	97,358,828	—	97,358,828	—
Netherlands	129,594,621	—	129,594,621	—
Norway	14,786,490	—	14,786,490	—
Russia	18,230,898	8,468,546	9,762,352	—
Singapore	13,339,691	—	13,339,691	—
South Korea	250,696,688	41,431,591	209,265,097	—
Spain	20,305,929	—	20,305,929	—
Sweden	10,036,554	—	10,036,554	—
Switzerland	135,541,723	—	135,541,723	—
Thailand	9,054,518	—	9,054,518	—
United Arab Emirates	7,096,569	—	7,096,569	—
United Kingdom	297,348,965	16,706,593	280,642,372	—
United States	9,819,111	9,819,111	—	—
Preferred securities	6,598,580	6,598,580	—	—
Securities lending collateral	33,776,864	33,776,864	—	—
Short-term investments	66,000,000	—	66,000,000	—
Total Investments in Securities	$1,926,959,982	$285,230,612	$1,641,729,370	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Investment Quality Bond Fund
U.S. Government and Agency obligations	$263,872,268	—	$263,872,268	—
Foreign government obligations	11,395,331	—	11,395,331	—
Corporate bonds	163,272,617	—	163,272,617	—
Capital preferred securities	367,660	—	367,660	—
Municipal bonds	8,230,724	—	8,230,724	—
Term loans	20,134,753	—	20,134,753	—
Collateralized mortgage obligations	62,363,822	—	62,363,822	—
Asset backed securities	17,141,688	—	17,141,688	—
Preferred securities	865,475	$865,475	—	—
Purchased options	35,751	—	35,751	—
Securities lending collateral	544,372	544,372	—	—
Short-term investments	130,300,000	—	130,300,000	—
Total Investments in Securities	$678,524,461	$1,409,847	$677,114,614	—
Other financial instruments:
Futures	$235,181	$235,181	—	—
Forward foreign currency contracts	$9,425	—	$9,425	—
Interest rate swaps	($686,636)	—	($686,636)	—
Credit default swaps	($1,121,950)	—	($1,121,950)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$388,030,080	$367,778,465	$18,830,024	$1,421,591
Consumer staples	68,637,871	68,637,871	—	—
Energy	52,206,499	52,206,499	—	—
Financials	103,309,250	76,019,189	27,290,061	—
Health care	279,496,687	257,129,071	22,367,616	—
Industrials	297,357,403	297,357,403	—	—
Information technology	337,199,216	333,529,667	3,669,549	—
Materials	65,085,081	65,085,081	—	—
Telecommunication services	4,302,185	4,302,185	—	—
Preferred securities	89,885,079	—	—	89,885,079
Warrants	350,648	350,648	—	—
Securities lending collateral	109,798,367	109,798,367	—	—
Short-term investments	21,600,000	—	21,600,000	—
Total Investments in Securities	$1,817,258,366	$1,632,194,446	$93,757,250	$91,306,670

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$108,341,639	$106,396,330	$1,945,309	—
Consumer staples	88,681,374	88,681,374	—	—
Energy	67,729,061	67,729,061	—	—
Financials	294,229,534	292,906,704	1,322,830	—
Health care	100,166,859	100,166,859	—	—
Industrials	107,212,301	107,212,301	—	—
Information technology	41,465,955	41,465,955	—	—
Materials	73,018,851	69,774,682	3,244,169	—
Telecommunication services	7,935,255	7,935,255	—	—
Utilities	66,572,262	66,572,262	—	—
Convertible bonds	4,457,224	—	4,457,224	—
Securities lending collateral	28,671,336	28,671,336	—	—
Short-term investments	100,060,598	100,060,598	—	—
Total Investments in Securities	$1,088,542,249	$1,077,572,717	$10,969,532	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$536,361,600	—	$536,361,600	—
Foreign government obligations	63,988,356	—	63,988,356	—
Corporate bonds	14,205,677	—	12,844,168	$1,361,509
Municipal bonds	542,140	—	542,140	—
Collateralized mortgage obligations	12,044,533	—	12,044,533	—
Asset backed securities	8,897,203	—	8,897,203	—
Common stocks	16,413	$16,413	—	—
Short-term investments	8,916,992	—	8,916,992	—
Total Investments in Securities	$644,972,914	$16,413	$643,594,992	$1,361,509
Reverse repurchase agreement	($28,262,118)	—	($28,262,118)	—
Other financial instruments:
Futures	($193,352)	($193,352)	—	—
Forward foreign currency contracts	$2,949,950	—	$2,949,950	—
Written options	($448,929)	—	($448,929)	—
Inflation swaps	($2,825,966)	—	($2,825,966)	—
Interest rate swaps	($4,358,746)	—	($4,358,746)	—
Credit default swaps	$565,181	—	$565,181	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$127,793,920	$127,793,920	—	—
Financials	7,114,428	7,114,428	—	—
Health care	35,869,844	35,869,844	—	—
Industrials	11,367,539	6,382,100	$4,985,439	—
Information technology	782,838,803	738,696,064	28,169,513	$15,973,226
Telecommunication services	31,668,263	18,981,697	12,686,566	—
Preferred securities	1,271,211	—	—	1,271,211
Securities lending collateral	32,581,563	32,581,563	—	—
Short-term investments	51,143,226	42,085,226	9,058,000	—
Total Investments in Securities	$1,081,648,797	$1,009,504,842	$54,899,518	$17,244,437

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$36,367,984	$36,367,984	—	—
Consumer staples	3,097,362	3,097,362	—	—
Energy	5,218,380	5,218,380	—	—
Financials	19,621,982	19,621,982	—	—
Health care	43,925,309	43,925,309	—	—
Industrials	59,341,859	59,341,859	—	—
Information technology	55,304,186	55,097,320	—	$206,866
Materials	9,138,187	9,138,187	—	—
Preferred securities
Consumer discretionary	5,293,326	—	$5,293,326	—
Industrials	562,379	—	—	562,379
Information technology	3,914,977	—	—	3,914,977
Securities lending collateral	22,291,184	22,291,184	—	—
Short-term investments	900,000	—	900,000	—
Total Investments in Securities	$264,977,115	$254,099,567	$6,193,326	$4,684,222

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Small Cap Opportunities Fund
Common stocks
Consumer discretionary	$29,464,887	$29,464,887	—	—
Consumer staples	6,282,333	6,282,333	—	—
Energy	14,909,493	14,909,493	—	—
Financials	53,186,982	53,121,527	—	$65,455
Health care	26,171,671	26,171,671	—	—
Industrials	42,734,402	42,663,676	—	70,726
Information technology	41,756,333	41,608,822	—	147,511
Materials	15,833,881	15,737,570	$96,311	—
Telecommunication services	1,383,024	1,383,024	—	—
Utilities	1,540,964	1,540,964	—	—
Investment companies	618,140	618,140	—	—
Warrants	34	34	—	—
Securities lending collateral	5,221,647	5,221,647	—	—
Short-term investments	4,401,312	4,401,312	—	—
Total Investments in Securities	$243,505,103	$243,125,100	$96,311	$283,692

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Spectrum Income Fund
U.S. Government and Agency obligations	$238,941,210	—	$238,941,210	—
Foreign government obligations	130,977,333	—	130,977,333	—
Corporate bonds	310,143,180	—	310,143,180	—
Convertible bonds	845,391	—	845,391	—
Municipal bonds	5,311,220	—	5,311,220	—
Term loans	23,398,318	—	23,398,318	—
Collateralized mortgage obligations	30,472,061	—	30,472,061	—
Asset backed securities	29,470,861	—	29,150,868	$319,993
Common stocks	113,697,832	$110,131,962	2,191,499	1,374,371
Preferred securities	1,435,232	383,896	1,051,336	—
Securities lending collateral	3,087,831	3,087,831	—	—
Short-term investments	40,049,355	37,581,722	2,467,633	—
Total Investments in Securities	$927,829,824	$151,185,411	$774,950,049	$1,694,364
Other financial instruments:
Futures	($304,458)	($304,458)	—	—
Forward foreign currency contracts	$687,591	—	$687,591	—
Credit default swaps	$1,039	—	$1,039	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$690,859,220	$534,917,070	$155,846,060	$96,090
Consumer staples	536,909,510	394,072,700	142,836,810	—
Energy	429,337,029	361,397,559	67,939,470	—
Financials	1,176,363,494	798,526,457	377,763,891	73,146
Health care	745,225,040	599,968,666	145,243,928	12,446
Industrials	647,708,488	487,953,466	159,341,127	413,895
Information technology	955,027,817	846,575,305	108,157,684	294,828
Materials	273,483,383	176,726,433	96,756,950	—
Telecommunication services	174,267,563	97,221,272	77,046,291	—
Utilities	193,176,831	144,040,039	49,136,792	—
Preferred securities
Consumer discretionary	5,490,510	239,272	5,251,238	—
Consumer staples	2,208,841	508,317	1,700,524	—
Energy	1,558,773	1,558,773	—	—
Financials	7,230,047	7,230,047	—	—
Industrials	24,361	—	24,361	—
Information technology	1,253,988	—	1,253,988	—
Materials	2,403,889	2,075,392	328,497	—
Telecommunication services	546,508	546,508	—	—
Utilities	633,370	633,370	—	—
Exchange-traded funds	41,329,345	41,329,345	—	—
Rights	69,422	61,313	8,109	—
Warrants	31,732	31,120	612	—
Securities lending collateral	80,146,823	80,146,823	—	—
Short-term investments	234,929,000	—	234,929,000	—
Total Investments in Securities	$6,200,214,984	$4,575,759,247	$1,623,565,332	$890,405
Other financial instruments:
Futures	$8,889,000	$8,889,000	—	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Total Return Fund
U.S. Government and Agency obligations	$877,440,015	—	$877,440,015	—
Foreign government obligations	234,049,006	—	234,049,006	—
Corporate bonds	631,904,985	—	631,904,985	—
Term loans	18,302,339	—	18,302,339	—
Municipal bonds	116,446,862	—	116,446,862	—
Collateralized mortgage obligations	225,434,886	—	225,434,886	—
Asset backed securities	69,614,397	—	69,614,397	—
Preferred securities	26,614,509	$26,614,509	—	—
Purchased options	134,910	—	134,910	—
Short-term investments	175,711,958	—	175,711,958	—
Total Investments in Securities	$2,375,653,867	$26,614,509	$2,349,039,358	—
Other financial instruments:
Futures	$7,680,375	$7,680,375	—	—
Forward foreign currency contracts	$31,035,248	—	$31,035,248	—
Written options	($3,100,819)	—	($3,100,819)	—
Interest rate swaps	($2,220,302)	—	($2,220,302)	—
Credit default swaps	($513,818)	—	($513,818)	—

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
U.S. High Yield Bond Fund
Corporate bonds	$344,077,664	—	$344,077,664	—
Capital preferred securities	1,690,500	—	1,690,500	—
Term loans	39,624,911	—	39,624,911	—
Common stocks	7,500	—	7,500	—
Preferred securities	1,544,181	$1,535,741	5,080	$3,360
Securities lending collateral	4,096,756	4,096,756	—	—
Short-term investments	652,457	652,457	—	—
Total Investments in Securities	$391,693,969	$6,284,954	$385,405,655	$3,360

				Level 3 Significant
	Total Market Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	11-30-14	Price	Observable Inputs	Inputs
Value Fund
Common stocks
Consumer discretionary	$37,368,992	$37,368,992	—	—
Consumer staples	15,087,435	15,087,435	—	—
Energy	20,922,397	14,287,177	$6,635,220	—
Financials	109,709,229	109,709,229	—	—
Health care	47,796,918	47,796,918	—	—
Industrials	75,639,935	75,639,935	—	—
Information technology	53,001,125	53,001,125	—	—
Materials	18,884,926	18,884,926	—	—
Telecommunication services	10,147,450	10,147,450	—	—
Utilities	12,729,790	12,729,790	—	—
Short-term investments	21,900,724	21,900,724	—	—
Total Investments in Securities	$423,188,921	$416,553,701	$6,635,220	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
		Preferred
	Common Stock	Securities	Totals
Balance as of 8-31-14	$225,387	$15,322,300	$15,547,687
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	-	3,587,114	3,587,114
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-14	$225,387	$18,909,414	$19,134,801
Change in unrealized at period end*	-	$3,587,114	$3,587,114

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

High Yield Fund
	Corporate		Convertible
	Bonds	Term Loans	Bonds	Common Stocks	Totals
Balance as of 8-31-14	$5,328,514	-	$1,993,000	$12,056,491	$19,378,005
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation
(depreciation)	(268,664)	-	-	(3,854,371)	(4,123,035)
Purchases	-	$893,077	-	-	893,077
Sales	-	(721,904)	-	-	(721,904)
Transfers into Level 3	118,995	-	-	-	118,995
Transfers out of Level 3	-	-	(1,993,000)	-	(1,993,000)
Balance as of 11-30-14	$5,178,845	$171,173	-	$8,202,120	$13,552,138
Change in unrealized at period end*	($268,664)	-	-	($3,854,371)	($4,123,035)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
		Preferred
	Common Stocks	Securities	Totals
Balance as of 8-31-14	$1,421,591	$76,134,758	$77,556,349
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	-	13,750,321	13,750,321
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-14	$1,421,591	$89,885,079	$91,306,670
Change in unrealized at period end*	-	$13,750,321	$13,750,321

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Science & Technology Fund
		Preferred
	Common Stocks	Securities	Totals
Balance as of 8-31-14	$15,765,155	$1,271,211	$17,036,366
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	208,071	-	208,071
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 8-31-14	$15,973,226	$1,271,211	$17,244,437
Change in unrealized at period end*	$208,071	-	$208,071

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
		Preferred
	Common Stocks	Securities	Totals
Balance as of 8-31-14	$229,671	$4,288,980	$4,518,651
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	(22,805)	188,376	165,571
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-14	$206,866	$4,477,356	$4,684,222
Change in unrealized at period end*	($22,805)	188,376	$165,571

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below:

Alpha Opportunities Fund
	Fair Value at 11-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$225,387	Market Approach	Prior / recent transactions	$27.06
Preferred Securities	$3,480,385	Market Approach	EV to revenue multiple Discount for lack of marketability	5.56x - 15.67x (weighted average 8.81x) 10%
	$7,122,553	Market Approach	Prior / recent transactions	$1.58 - $27.06 (weighted average $13.43)
	$8,306,476	Market Approach	Prior / recent transactions Discount for lack of marketability	$30.92 - $108.25 (weighted average $100.74) 10% - 20% (weighted average 19.03%)
	$18,909,414

Total	$19,134,801

High Yield Fund
	Fair Value at 11-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Corporate Bond	$5,178,845	Market Approach	Yield spread	408 bps - 756 bps (weighted average 613 bps)

Term Loans	$171,173	Market Approach	Prior / recent transactions	$100.00

Common Stock	$306,217	Market Approach	Broker Priced	$27,837.94

	$7,895,903	Market Approach	EV/EBITDA multiple Discount for lack of marketability	5.03x - 9.35x (weighted average 6.51x) 10% - 17.5% (weighted average 11.24%)
	$8,202,120

Total	$13,552,138

Mid Cap Stock Fund
	Fair Value at 11-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$1,421,591	Market Approach	Prior / recent transactions	$27.06
			EV to revenue multiple	1.55x
Preferred Securities	$7,723,959	Market Approach	Illiquidity discount	17.5%
			Allocated using OPM - Volatility	40%
	$18,405,323	Market Approach	EV to revenue multiple Discount for lack of marketability	5.56x - 11.38x (weighted average 8.10x) 10%
	$63,755,797	Market Approach	Prior / recent transactions	$1.58 - $108.25 (weighted average $55.90)
	$89,885,079

Total	$91,306,670

Science & Technology Fund
	Fair Value at 11-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$14,522,378	Market Approach	Prior / recent transactions Interest rate	$13.75 5.75%
	$1,450,848	Market Approach	Prior / recent transactions	$16.00
	$15,973,226

Preferred Securities	$1,271,211	Market Approach	Prior / recent transactions Discount for lack of marketability	$30.92 10%

Total	$17,244,437

Small Cap Growth Fund
	Fair Value at 11-30-14	Valuation Technique	Unobservable Inputs	Input/ Range
Common Stock	$206,866	Market Approach	EV to revenue multiple Probability-weighted expected price Implied discount rate at time of purchase	3.48x $2.48 37%

Preferred Securities	$1,213,460	Market Approach	EV to revenue multiple Discount for lack of marketability	7.30x - 11.38x (weighted average 10.30x) 10%
	$672,133	Market Approach	EV to revenue multiple Probability-weighted expected price Implied discount rate at time of purchase	3.48x $2.48 37%
	$921,719	Market Approach	Prior / recent transactions Discount for lack of marketability	$30.92 10%
	$1,670,044	Market Approach	Prior / recent transactions	$13.40 - $18.47 (weighted average $15.91)
	$4,477,356

Total	$4,684,222

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows:

	Impact to Valuation if	Impact to Valuation if input
Unobservable Input	input increases	decreases
Allocated using Options Pricing Method (OPM) - Volatility	Increases	Decreases
Book value multiple / market comparable companies	Increases	Decreases
Broker Priced	Increases	Decreases
Discount for lack of marketability	Decreases	Increases
Enterprise value (“EV”) to revenue multiple	Increases	Decreases

Enterprise values to earnings before interest, taxes,
depreciation and amortization (“EV/EBITDA”) multiples	Increases	Decreases
Illiquidity discount	Decreases	Increases
Implied discount rate at time of purchase	Decreases	Increases
Interest rate	Increases	Decreases
Prior / recent transactions	Increases	Decreases
Probability-weighted expected price	Increases	Decreases
Yield spread	Increases	Decreases

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

The following table summarizes the open reverse repurchase agreements at November 30, 2014:

						Payable for
						Reverse
		Borrowing	Settlement	Maturity	Borrowing	Repurchase
Fund	Counterparty	Rate	Date	Date	Amount	Agreements
Real Return Bond Fund	Bank of Nova Scotia*	0.16%	11/10/2014	12/10/2014	$6,765,750	($6,766,351)
Real Return Bond Fund	Bank of Nova Scotia**	0.19%	11/13/2014	1/13/2015	$857,250	($857,327)
Real Return Bond Fund	Bank of Nova Scotia***	0.19%	11/14/2014	1/14/2015	$7,891,875	($7,892,541)
Real Return Bond Fund	Bank of Nova Scotia****	0.20%	11/17/2014	1/15/2015	$12,747,243	($12,748,164)

*Reverse repurchase agreement with Bank of Nova Scotia dated 11/10/2014 at 0.16% to be repurchased at $6,766,652 on 12/10/2014, collateralized by $6,545,588 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $6,746,047, including interest)

**Reverse repurchase agreement with Bank of Nova Scotia dated 11/13/2014 at 0.19% to be repurchased at $857,526 on 1/13/2015, collateralized by $707,988 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2027 (valued at $855,891, including interest)

***Reverse repurchase agreement with Bank of Nova Scotia dated 11/14/2014 at 0.19% to be repurchased at $7,894,416 on 1/14/2015, collateralized by $6,928,929 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1/15/2028 (valued at $7,909,262, including interest)

****Reverse repurchase agreement with Bank of Nova Scotia dated 11/17/2014 at 0.20% to be repurchased at $12,751,421 on 1/15/2015, collateralized by $12,916,623 U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/2022 (valued at $12,793,515, including interest)

When-issued/delayed delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. The fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2014, Investment Quality Bond Fund had $67,717 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Active Bond Fund	$1,829,810,480	$69,778,331	($15,567,095)	$54,211,236
All Cap Core Fund	716,330,169	98,898,170	(4,153,256)	94,744,914
Alpha Opportunities Fund	1,791,077,435	272,302,770	(66,255,704)	206,047,066
Asia Pacific Total Return Bond Fund	450,772,942	2,092,874	(24,506,710)	(22,413,836)
Blue Chip Growth Fund	1,431,821,225	1,359,112,108	(10,320,883)	1,348,791,225
Capital Appreciation Fund	1,362,365,419	1,083,025,320	(10,900,474)	1,072,124,846
Capital Appreciation Value Fund	1,882,801,321	295,220,208	(15,005,201)	280,215,007
Core Bond Fund	761,014,075	8,165,946	(1,109,963)	7,055,983
Equity-Income Fund	1,674,751,292	523,655,957	(50,161,098)	473,494,859
Fundamental Global Franchise Fund	379,385,818	96,444,397	(1,990,968)	94,453,429
Global Bond Fund	665,320,041	11,125,341	(25,290,678)	(14,165,337)
Global Real Estate Fund	293,130,475	48,253,298	(3,119,124)	45,134,174
Health Sciences Fund	406,957,825	239,936,841	(4,937,627)	234,999,214
High Yield Fund	764,637,448	17,140,975	(53,478,736)	(36,337,761)
International Growth Opportunities Fund	704,812,722	194,583,265	(45,702,400)	148,880,865
International Growth Stock Fund	544,284,989	141,623,839	(11,353,063)	130,270,776
International Small Cap Fund	610,721,456	138,537,922	(44,475,418)	94,062,504
International Value Fund	1,862,229,256	233,801,439	(169,070,713)	64,730,726
Investment Quality Bond Fund	672,624,144	9,842,040	(3,941,723)	5,900,317

Lifestyle II Aggressive Portfolio	13,195,950	380,919	(45,638)	335,281
Lifestyle II Balanced Portfolio	34,038,096	948,216	(105,237)	842,979
Lifestyle II Conservative Portfolio	7,893,673	114,643	(17,710)	96,933
Lifestyle II Growth Portfolio	24,422,957	847,689	(65,488)	782,201
Lifestyle II Moderate Portfolio	13,382,288	191,753	(42,079)	149,674
Mid Cap Stock Fund	1,573,674,532	277,824,142	(34,240,308)	243,583,834
Mid Value Fund	884,154,606	248,765,528	(44,377,885)	204,387,643
Real Estate Equity Fund	150,015,660	113,479,697	(91,826)	113,387,871
Real Estate Securities Fund	473,315,455	128,562,359	(1,282,245)	127,280,114
Real Return Bond Fund	661,225,318	3,713,924	(19,966,328)	(16,252,404)
Science & Technology Fund	892,214,714	197,056,171	(7,622,088)	189,434,083
Short Term Government Income Fund	232,838,371	791,046	(3,102,297)	(2,311,251)
Small Cap Growth Fund	217,856,703	52,274,633	(5,154,221)	47,120,412
Small Cap Opportunities Fund	197,272,709	56,658,959	(10,426,565)	46,232,394
Small Company Growth Fund	157,172,461	65,070,196	(4,318,211)	60,751,985
Small Company Value Fund	228,881,441	149,112,117	(9,049,817)	140,062,300
Spectrum Income Fund	900,138,149	46,247,447	(18,555,772)	27,691,675
Strategic Equity Allocation Fund	4,902,523,210	1,407,331,020	(109,639,246)	1,297,691,774
Total Return Fund	2,390,532,738	40,795,436	(55,674,307)	(14,878,871)
U.S. High Yield Bond Fund	393,372,721	9,777,383	(11,456,135)	(1,678,752)
Value Fund	337,521,869	93,174,511	(7,507,459)	85,667,052

Derivative instruments. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following tables summarize the contracts held at November 30, 2014. In addition, the tables detail how the funds used futures contracts during the period ended November 30, 2014.

All Cap Core Fund
The fund used futures contracts to substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	10	Long	Dec 2014	$1,147,562	$1,171,600	$24,038
	S&P 500 Index E-Mini Futures	100	Long	Dec 2014	9,921,602	10,331,500	409,898
							$433,936
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Asia Total Return Bond Fund
The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Asia Total Return Bond Fund	10-Year U.S. Treasury Note Futures	595	Short	Mar 2015	($75,029,258)	($75,592,891)	($563,633)
($563,633)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Global Bond Fund	10-Year U.S. Treasury Note Futures	490	Long	Mar 2015	$61,987,208	$62,252,969	$265,761
	Eurodollar Futures	59	Long	Sep 2015	14,629,107	14,671,825	42,718
	Eurodollar Futures	191	Long	Mar 2016	47,117,498	47,284,438	166,940
	German Euro BOBL Futures	28	Long	Dec 2014	4,441,285	4,465,229	23,944
	Mid-Term Euro-OAT Futures	128	Long	Dec 2014	20,422,871	20,541,398	118,527
	U.K. Long Gilt Bond Futures	100	Long	Mar 2015	18,155,575	18,359,744	204,169
	U.S. Treasury Long Bond Futures	250	Long	Mar 2015	35,158,480	35,656,250	497,770
	Euro-OAT Futures	66	Long	Dec 2014	11,852,251	12,082,829	230,578
	10-Year Australian Treasury Bond Futures	40	Short	Dec 2014	(4,172,384)	(4,263,399)	(91,015)
	10-Year Canada Government Bond Futures	183	Short	Mar 2015	(21,747,812)	(22,041,618)	(293,806)
	3-Month Sterling Futures	316	Short	Jun 2015	(61,058,431)	(61,285,604)	(227,173)
	3-Month Sterling Futures	293	Short	Sep 2015	(56,492,753)	(56,767,735)	(274,982)
	5-Year U.S. Treasury Note Futures	67	Short	Mar 2015	(7,960,380)	(8,005,977)	(45,597)
	Eurodollar Futures	132	Short	Jun 2015	(32,805,172)	(32,881,200)	(76,028)
	Eurodollar Futures	501	Short	Dec 2015	(123,964,476)	(124,310,625)	(346,149)
	German Euro BUND Futures	268	Short	Dec 2014	(49,572,823)	(50,936,442)	(1,363,619)
							($1,167,962)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Fund
The fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

High Yield Fund	10-Year U.S. Treasury Note Futures	190	Short	Mar 2015	($23,886,265)	($24,138,906)	($252,641)
($252,641)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Investment Quality Bond Fund	5-Year U.S. Treasury Note Futures	405	Long	Mar 2015	$48,212,916	$48,394,336	$181,420
	U.K. Long Gilt Bond Futures	9	Long	Mar 2015	1,635,186	1,652,377	17,191
	U.S. Treasury Long Bond Futures	96	Long	Mar 2015	13,527,886	13,692,000	164,114
	U.S. Treasury Ultra Bond Futures	38	Long	Mar 2015	5,995,730	6,110,875	115,145
	10-Year U.S. Treasury Note Futures	269	Short	Mar 2015	(33,953,185)	(34,175,609)	(222,424)
	German Euro BUND Futures	9	Short	Dec 2014	(1,690,287)	(1,710,552)	(20,265)
							$235,181
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Fund
The fund used futures contracts to gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Real Return Bond Fund	5-Year U.S. Treasury Note Futures	354	Long	Mar 2015	$42,104,469	$42,300,235	$195,766
	10-Year U.S. Treasury Note Futures	114	Short	Mar 2015	(14,433,619)	(14,483,344)	(49,725)
	German Euro BUND Futures	77	Short	Dec 2014	(14,295,331)	(14,634,724)	(339,393)
							($193,352)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Short Term Government Income Fund
The fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Short Term Government Income Fund	5-Year U.S. Treasury Note Futures	44	Short	Mar 2015	($5,234,521)	($5,257,656)	($23,135)
($23,135)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Spectrum Income Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Spectrum Income	10-Year Interest Rate Swap Futures	6	Long	Dec 2014	$626,207	$636,094	$9,887
Fund	10-Year U.S. Treasury Note Futures	12	Long	Mar 2015	1,512,113	1,524,562	12,449
	5-Year U.S. Treasury Note Futures	31	Long	Mar 2015	3,687,282	3,704,258	16,976
	U.S. Treasury Long Bond Futures	1	Long	Mar 2015	140,572	142,625	2,053
	U.S. Treasury Ultra Bond Futures	2	Long	Mar 2015	315,754	321,625	5,871
	10 Year South Korea Government Bond Futures	4	Long	Dec 2014	432,351	438,431	6,080
	10-Year Australian Treasury Bond Futures	23	Short	Dec 2014	(2,367,866)	(2,451,455)	(83,589)
	10-Year Canada Government Bond Futures	20	Short	Mar 2015	(2,376,163)	(2,408,920)	(32,757)
	10-Year U.S. Treasury Note Futures	133	Short	Mar 2015	(16,761,106)	(16,897,234)	(136,128)
	2-Year U.S. Treasury Note Futures	12	Short	Mar 2015	(2,626,477)	(2,629,688)	(3,211)
	5-Year U.S. Treasury Note Futures	19	Short	Mar 2015	(2,259,612)	(2,270,352)	(10,740)
	Euro-BTP Italian Government Bond Futures	2	Short	Dec 2014	(329,959)	(333,294)	(3,335)
	German Euro BOBL Futures	25	Short	Dec 2014	(3,972,654)	(3,986,812)	(14,158)
	German Euro BUND Futures	1	Short	Mar 2015	(189,923)	(191,106)	(1,183)
	U.K. Long Gilt Bond Futures	15	Short	Mar 2015	(2,722,783)	(2,753,962)	(31,179)
	U.S. Treasury Long Bond Futures	5	Short	Mar 2015	(702,802)	(713,125)	(10,323)
	U.S. Treasury Ultra Bond Futures	2	Short	Mar 2015	(315,660)	(321,625)	(5,965)
	10-Year Mini Japan Government Bond Futures	32	Short	Dec 2014	(3,935,425)	(3,960,814)	(25,389)
	Euro SCHATZ Futures	3	Short	Dec 2014	(413,842)	(413,659)	183
							($304,458)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Fund
The fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Strategic Equity Allocation Fund	10-Year Government of Canada Bond Futures	82	Long	Dec 2014	$7,276,605	$7,166,800	($109,805)
	Mini MSCI EAFE Index Futures	738	Long	Dec 2014	66,017,043	67,763,160	1,746,117
	Mini MSCI Emerging Markets Index Futures	438	Long	Dec 2014	21,781,505	21,862,770	81,265
	Russell 2000 Mini Index Futures	107	Long	Dec 2014	11,912,512	12,536,120	623,608
	S&P 500 Index Futures	254	Long	Dec 2014	125,903,459	131,210,050	5,306,591
	S&P Mid 400 Index E-Mini Futures	149	Long	Dec 2014	20,250,137	21,467,920	1,217,783
	S&P/TSX 60 Index Futures	47	Long	Dec 2014	7,061,701	7,085,142	23,441
							$8,889,000
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at November 30, 2014.

		Number					Unrealized
		of		Expiration	Notional	Notional	Appreciation
Fund	Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Total Return Fund	10-Year U.S. Treasury Note Futures	1,025	Long	Dec 2014	$129,455,707	$130,847,656	$1,391,949
	10-Year U.S. Treasury Note Futures	2,135	Long	Mar 2015	269,352,155	271,245,078	1,892,923
	Euro-BTP Italian Government Bond Futures	605	Long	Dec 2014	97,409,347	100,821,548	3,412,201
	Euro-BTP Italian Government Bond Futures	27	Long	Mar 2015	4,489,766	4,490,745	979
	Eurodollar Futures	2,335	Long	Mar 2015	582,240,431	582,261,438	21,007
	Eurodollar Futures	253	Long	Jun 2015	63,020,908	63,022,300	1,392
	Eurodollar Futures	1,982	Long	Dec 2015	490,737,759	491,783,750	1,045,991
	U.S. Treasury Long Bond Futures	816	Long	Mar 2015	114,757,280	116,382,000	1,624,720
	10-Year Canada Government Bond Futures	68	Short	Mar 2015	(8,081,196)	(8,190,328)	(109,132)
	3-Month Sterling Futures	61	Short	Mar 2015	(11,816,085)	(11,837,595)	(21,510)
	3-Month Sterling Futures	86	Short	Jun 2015	(16,628,518)	(16,678,993)	(50,475)
	3-Month Sterling Futures	61	Short	Sep 2015	(11,770,787)	(11,818,539)	(47,752)
	German Euro BUND Futures	552	Short	Dec 2014	(103,431,948)	(104,913,866)	(1,481,918)
							$7,680,375
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the funds’ total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at November 30, 2014. In addition, the tables detail how the funds used forward foreign currency contracts during the period ended November 30, 2014.

Asia Total Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Asia Total Return Bond Fund	USD	19,165,725	AUD	22,500,000	Royal Bank of Canada	1/6/2015	$67,652	-	$67,652
	USD	6,233,640	NZD	8,000,000	Royal Bank of Canada	1/6/2015	-	($20,948)	(20,948)
	USD	10,530,199	SGD	13,700,000	Royal Bank of Canada	1/6/2015	28,338	-	28,338
							$95,990	($20,948)	$75,042

Global Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Global Bond Fund	AUD	4,433,000	USD	3,800,659	Citibank N.A.	12/2/2014	-	($28,619)	($28,619)
	AUD	1,242,000	USD	1,083,651	Deutsche Bank AG London	12/2/2014	-	(26,833)	(26,833)
	AUD	20,091,639	USD	17,256,609	HSBC Bank USA	12/2/2014	-	(160,631)	(160,631)
	AUD	4,680,000	USD	4,117,180	JPMorgan Chase Bank N.A.	12/2/2014	-	(134,968)	(134,968)
	BRL	7,379,768	USD	2,882,609	Bank of America, N.A.	12/2/2014	-	(15,344)	(15,344)
	BRL	5,515,632	USD	2,154,460	BNP Paribas SA	12/2/2014	-	(11,468)	(11,468)
	BRL	13,331,674	USD	5,356,022	UBS AG	12/2/2014	-	(176,259)	(176,259)
	CHF	2,659,000	USD	2,746,281	Goldman Sachs Capital Markets LP	2/12/2015	$7,983	-	7,983
	CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	-	(11,930)	(11,930)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	-	(27,464)	(27,464)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	-	(170,897)	(170,897)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	-	(22,455)	(22,455)
	CNY	3,753,050	USD	610,000	Morgan Stanley Bank, N.A.	9/8/2015	-	(10,329)	(10,329)
	DKK	12,645,000	USD	2,172,295	Goldman Sachs Capital Markets LP	1/2/2015	-	(58,651)	(58,651)
	DKK	18,598,000	USD	3,110,515	Credit Suisse International	2/12/2015	-	(715)	(715)
	EUR	3,260,000	USD	4,046,671	Bank of America, N.A.	2/19/2015	9,279	-	9,279
	EUR	9,889,000	USD	12,352,130	Citibank N.A.	2/19/2015	-	(48,670)	(48,670)
	GBP	775,000	USD	1,248,525	Bank of America, N.A.	12/2/2014	-	(37,975)	(37,975)
	GBP	509,000	USD	814,263	HSBC Bank USA	12/2/2014	-	(19,205)	(19,205)
	GBP	3,814,000	USD	5,977,908	JPMorgan Chase Bank N.A.	12/2/2014	-	(20,442)	(20,442)
	GBP	5,098,000	USD	8,002,738	Credit Suisse International	1/5/2015	-	(41,177)	(41,177)
	INR	602,844,500	USD	9,652,925	Citibank N.A.	1/20/2015	-	(37,500)	(37,500)

JPY	262,600,000	USD	2,310,015	Bank of America, N.A.	12/2/2014	-	(97,995)	(97,995)
JPY	8,570,581,644	USD	79,578,805	Barclays Bank PLC Wholesale	12/2/2014	-	(7,384,210)	(7,384,210)
JPY	421,900,000	USD	3,903,120	Citibank N.A.	12/2/2014	-	(349,231)	(349,231)
JPY	607,700,000	USD	5,340,070	Goldman Sachs Capital Markets LP	12/2/2014	-	(221,088)	(221,088)
JPY	6,846,381,644	USD	57,855,442	Credit Suisse International	1/5/2015	-	(149,390)	(149,390)
MXN	1,345,000	USD	99,827	Barclays Bank PLC Wholesale	12/18/2014	-	(3,256)	(3,256)
MXN	28,042,613	USD	2,095,000	BNP Paribas SA	12/18/2014	-	(81,539)	(81,539)
MXN	166,539,000	USD	12,627,573	Citibank N.A.	12/18/2014	-	(670,063)	(670,063)
MXN	61,515,157	USD	4,598,000	Goldman Sachs Capital Markets LP	12/18/2014	-	(181,208)	(181,208)
MXN	27,966,000	USD	2,051,307	Barclays Bank PLC Wholesale	2/5/2015	-	(48,971)	(48,971)
MXN	3,443,170	USD	253,000	JPMorgan Chase Bank N.A.	2/5/2015	-	(6,473)	(6,473)
MYR	53,076,043	USD	16,223,764	UBS AG	1/20/2015	-	(591,323)	(591,323)
NZD	18,556,000	USD	14,529,432	Goldman Sachs Capital Markets LP	12/2/2014	27,753	-	27,753
RUB	4,344,272	USD	94,822	Barclays Capital	12/15/2014	-	(7,990)	(7,990)
USD	24,813,928	AUD	28,165,639	Goldman Sachs Capital Markets LP	12/2/2014	847,781	-	847,781
USD	1,992,094	AUD	2,281,000	HSBC Bank USA	12/2/2014	51,191	-	51,191
USD	15,393,054	AUD	17,995,639	HSBC Bank USA	1/5/2015	117,187	-	117,187
USD	2,958,890	BRL	7,379,768	Bank of America, N.A.	12/2/2014	91,625	-	91,625
USD	2,150,344	BRL	5,515,632	BNP Paribas SA	12/2/2014	7,352	-	7,352
USD	5,207,482	BRL	13,331,674	UBS AG	12/2/2014	27,719	-	27,719
USD	2,451,442	CAD	2,778,124	Royal Bank of Canada	12/15/2014	22,722	-	22,722
USD	1,601,686	CHF	1,550,000	Citibank N.A.	2/12/2015	-	(3,845)	(3,845)
USD	7,120,874	CHF	6,823,000	Goldman Sachs Capital Markets LP	2/12/2015	53,426	-	53,426
USD	7,428,877	CNY	45,880,747	UBS AG	2/9/2015	15,553	-	15,553
USD	2,151,683	DKK	12,625,000	Barclays Bank PLC Wholesale	1/2/2015	41,382	-	41,382
USD	7,308,249	EUR	5,850,000	Citibank N.A.	2/19/2015	29,934	-	29,934
USD	75,823,514	EUR	61,011,163	JPMorgan Chase Bank N.A.	2/19/2015	-	(83,901)	(83,901)
USD	8,004,497	GBP	5,098,000	Credit Suisse International	12/2/2014	41,423	-	41,423
USD	1,323,000	INR	82,740,420	UBS AG	2/26/2015	13,098	-	13,098
USD	8,515,962	JPY	987,000,000	Citibank N.A.	12/2/2014	201,933	-	201,933
USD	57,816,503	JPY	6,846,381,644	Credit Suisse International	12/2/2014	145,765	-	145,765
USD	2,897,201	JPY	337,700,000	Goldman Sachs Capital Markets LP	12/2/2014	52,574	-	52,574
USD	14,644,358	JPY	1,691,700,000	JPMorgan Chase Bank N.A.	12/2/2014	394,263	-	394,263
USD	1,812,171	JPY	212,900,000	JPMorgan Chase Bank N.A.	1/5/2015	17,703	-	17,703
USD	11,940,060	MXN	156,880,443	Royal Bank of Canada	12/11/2014	671,055	-	671,055
USD	1,144,000	MXN	14,984,607	Bank of America, N.A.	12/18/2014	68,105	-	68,105
USD	6,252,744	MXN	83,436,000	Barclays Bank PLC Wholesale	12/18/2014	262,033	-	262,033
USD	22,616,833	MXN	300,732,013	BNP Paribas SA	12/18/2014	1,024,256	-	1,024,256
USD	159,453	MXN	2,128,000	Citibank N.A.	12/18/2014	6,662	-	6,662
USD	5,533,761	MXN	73,193,065	Deutsche Bank AG London	12/18/2014	278,495	-	278,495

USD	15,792,876	MXN	209,105,482	Goldman Sachs Capital Markets LP	12/18/2014	779,089	-	779,089
USD	402,000	MXN	5,308,571	JPMorgan Chase Bank N.A.	12/18/2014	20,844	-	20,844
USD	7,120,798	MXN	96,501,061	BNP Paribas SA	2/5/2015	211,426	-	211,426
USD	1,309,040	MXN	17,297,000	Royal Bank of Canada	2/5/2015	70,593	-	70,593
USD	3,636,000	MYR	12,140,604	Goldman Sachs Capital Markets LP	2/26/2015	69,910	-	69,910
USD	1,901,000	MYR	6,233,379	HSBC Bank USA	2/26/2015	70,054	-	70,054
USD	5,624,000	MYR	18,601,380	UBS AG	2/26/2015	160,169	-	160,169
USD	14,687,018	NZD	18,556,000	UBS AG	12/2/2014	129,833	-	129,833
USD	14,481,262	NZD	18,556,000	Goldman Sachs Capital Markets LP	1/5/2015	-	(27,677)	(27,677)
USD	657,681	SEK	4,863,000	Bank of America, N.A.	2/12/2015	5,383	-	5,383
USD	399,551	ZAR	4,471,970	Deutsche Bank AG London	1/30/2015	-	(205)	(205)
						$6,045,553	($10,969,897)	($4,924,344)

High Yield Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
High Yield Fund	EUR	333,164	USD	416,987	Citibank N.A. London	2/13/2015	-	($2,500)	($2,500)
	USD	26,341,965	EUR	21,103,759	UBS AG London	2/13/2015	$86,904	-	86,904
	USD	5,237,419	GBP	3,294,637	UBS AG London	2/13/2015	93,797	-	93,797
							$180,701	($2,500)	$178,201

Investment Quality Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Investment Quality Bond Fund	EUR	339,000	USD	424,921	HSBC Bank USA	12/17/2014	-	($3,359)	($3,359)
	EUR	1,091,000	USD	1,392,502	Toronto Dominion Bank	12/17/2014	-	(35,793)	(35,793)
	JPY	39,998,000	USD	375,327	JPMorgan Chase Bank N.A.	12/17/2014	-	(38,311)	(38,311)
	NGN	43,111,000	USD	242,197	Citibank N.A.	12/10/2014	-	(1,334)	(1,334)
	NGN	85,790,000	USD	472,672	BNP Paribas SA	10/8/2015	-	(42,482)	(42,482)
	RSD	28,000,000	USD	282,173	Citibank N.A.	9/18/2015	-	(8,971)	(8,971)
	TRY	1,780,000	USD	749,537	Bank of America, N.A.	3/31/2015	$33,318	-	33,318
	USD	247,681	EUR	196,000	Barclays Bank PLC Wholesale	12/17/2014	3,946	-	3,946

USD	1,412,616	EUR	1,091,000	Deutsche Bank AG London	12/17/2014	55,906	-	55,906
USD	177,744	EUR	140,000	JPMorgan Chase Bank N.A.	12/17/2014	3,647	-	3,647
USD	7,130,846	EUR	5,742,000	JPMorgan Chase Bank N.A.	1/16/2015	-	(11,048)	(11,048)
USD	75,078	EUR	60,000	JPMorgan Chase Bank N.A.	2/19/2015	428	-	428
USD	303,961	EUR	235,000	Citibank N.A.	9/18/2015	10,922	-	10,922
USD	1,632,158	GBP	1,042,000	Citibank N.A.	1/16/2015	5,004	-	5,004
USD	481,738	GBP	305,000	Bank of America, N.A.	2/6/2015	5,540	-	5,540
USD	314,801	GBP	200,000	Morgan Stanley and Company International PLC	2/6/2015	2,540	-	2,540
USD	365,552	JPY	39,998,000	Goldman Sachs International	12/17/2014	28,537	-	28,537
USD	1,073,925	MYR	3,610,000	Barclays Bank PLC Wholesale	2/13/2015	12,545	-	12,545
USD	249,197	NGN	43,111,000	JPMorgan Chase Bank	12/10/2014	8,334	-	8,334
USD	762,911	TRY	1,780,000	Barclays Bank PLC Wholesale	3/31/2015	-	(19,944)	(19,944)
						$170,667	($161,242)	$9,425

Real Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Real Return Bond Fund	AUD	8,564,000	USD	7,343,281	HSBC Bank USA	12/2/2014	-	($56,172)	($56,172)
	AUD	2,145,000	USD	1,822,640	Citibank N.A.	1/5/2015	-	(1,824)	(1,824)
	BRL	7,511,843	USD	2,934,199	Barclays Capital	12/2/2014	-	(15,618)	(15,618)
	BRL	9,872,586	USD	3,872,600	BNP Paribas SA	12/2/2014	-	(36,799)	(36,799)
	BRL	5,009,182	USD	1,964,000	Deutsche Bank AG London	12/2/2014	-	(17,780)	(17,780)
	BRL	1,181,297	USD	462,800	Goldman Sachs Capital Markets LP	12/2/2014	-	(3,830)	(3,830)
	BRL	5,010,108	USD	1,956,997	HSBC Bank USA	12/2/2014	-	(10,417)	(10,417)
	BRL	6,016,114	USD	2,349,953	JPMorgan Chase Bank	12/2/2014	-	(12,508)	(12,508)
	BRL	4,893,196	USD	1,965,850	UBS AG	12/2/2014	-	(64,693)	(64,693)
	BRL	2,418,196	USD	930,738	BNP Paribas SA	1/5/2015	$116	-	116
	BRL	7,511,843	USD	2,904,026	Barclays Capital	2/3/2015	-	(37,711)	(37,711)
	BRL	5,010,108	USD	1,949,155	HSBC Bank USA	2/3/2015	-	(37,434)	(37,434)
	EUR	57,491,000	USD	71,403,822	UBS AG	12/2/2014	83,369	-	83,369
	GBP	2,024,000	USD	3,313,937	Barclays Bank PLC Wholesale	12/11/2014	-	(152,603)	(152,603)
	GBP	445,000	USD	729,397	Citibank N.A.	12/11/2014	-	(34,341)	(34,341)
	INR	669,626,868	USD	10,722,265	Citibank N.A.	1/20/2015	-	(41,655)	(41,655)
	JPY	939,700,000	USD	7,935,603	Credit Suisse International	12/2/2014	-	(20,007)	(20,007)
	JPY	308,600,000	USD	2,654,937	UBS AG	12/2/2014	-	(55,434)	(55,434)

MXN	17,946,832	USD	1,341,819	BNP Paribas SA	12/18/2014	-	(53,236)	(53,236)
MXN	2,836,000	USD	208,833	Barclays Bank PLC Wholesale	2/5/2015	-	(5,779)	(5,779)
MXN	69,058,659	USD	5,226,371	Royal Bank of Canada	2/5/2015	-	(281,845)	(281,845)
MYR	10,616,929	USD	3,245,279	UBS AG	1/20/2015	-	(118,284)	(118,284)
NZD	4,294,000	USD	3,362,221	Goldman Sachs Capital Markets LP	12/2/2014	6,422	-	6,422
PLN	6,327,737	USD	1,884,373	UBS AG	1/30/2015	-	(8,937)	(8,937)
USD	7,544,884	AUD	8,564,000	Goldman Sachs Capital Markets LP	12/2/2014	257,775	-	257,775
USD	7,325,448	AUD	8,564,000	HSBC Bank USA	1/5/2015	55,768	-	55,768
USD	2,956,255	BRL	7,511,843	Barclays Capital	12/2/2014	37,674	-	37,674
USD	3,850,862	BRL	9,872,585	BNP Paribas SA	12/2/2014	15,061	-	15,061
USD	1,956,635	BRL	5,009,182	Deutsche Bank AG London	12/2/2014	10,415	-	10,415
USD	461,426	BRL	1,181,297	Goldman Sachs Capital Markets LP	12/2/2014	2,456	-	2,456
USD	1,984,201	BRL	5,010,108	HSBC Bank USA	12/2/2014	37,621	-	37,621
USD	2,391,399	BRL	6,016,114	JPMorgan Chase Bank	12/2/2014	53,955	-	53,955
USD	1,911,330	BRL	4,893,196	UBS AG	12/2/2014	10,174	-	10,174
USD	550,369	COP	1,124,128,696	Deutsche Bank AG London	12/12/2014	43,953	-	43,953
USD	896,532	EUR	704,000	BNP Paribas SA	12/2/2014	21,143	-	21,143
USD	882,137	EUR	707,000	JPMorgan Chase Bank N.A.	12/2/2014	3,017	-	3,017
USD	71,277,568	EUR	56,080,000	UBS AG	12/2/2014	1,544,888	-	1,544,888
USD	71,415,608	EUR	57,491,000	UBS AG	1/5/2015	-	(84,917)	(84,917)
USD	4,118,250	GBP	2,550,000	Bank of America, N.A.	12/11/2014	135,343	-	135,343
USD	110,335	GBP	69,000	Goldman Sachs Capital Markets LP	12/11/2014	2,562	-	2,562
USD	2,929,719	HUF	712,676,970	Credit Suisse International	1/30/2015	43,124	-	43,124
USD	11,590,605	JPY	1,248,300,000	Barclays Bank PLC Wholesale	12/2/2014	1,075,505	-	1,075,505
USD	7,940,948	JPY	939,700,000	Credit Suisse International	1/5/2015	20,505	-	20,505
USD	4,910,107	JPY	579,800,000	Goldman Sachs Capital Markets LP	1/5/2015	23,150	-	23,150
USD	1,970,000	KRW	2,146,931,000	Bank of America, N.A.	2/26/2015	38,885	-	38,885
USD	2,170,000	MXN	28,770,945	Bank of America, N.A.	12/18/2014	104,244	-	104,244
USD	517,918	MXN	6,905,000	Barclays Bank PLC Wholesale	12/18/2014	22,138	-	22,138
USD	3,825,923	MXN	50,793,111	BNP Paribas SA	12/18/2014	178,973	-	178,973
USD	1,250,000	MXN	16,382,500	Deutsche Bank AG London	12/18/2014	73,735	-	73,735
USD	654,410	MXN	8,615,762	JPMorgan Chase Bank N.A.	12/18/2014	35,798	-	35,798
USD	1,055,490	MXN	14,392,000	Barclays Bank PLC Wholesale	2/5/2015	25,038	-	25,038
USD	171,704	MXN	2,403,000	HSBC Bank USA	2/5/2015	-	(348)	(348)
USD	815,043	MXN	11,213,000	JPMorgan Chase Bank N.A.	2/5/2015	12,205	-	12,205
USD	3,197,675	MYR	10,533,142	UBS AG	2/26/2015	103,749	-	103,749
USD	3,398,688	NZD	4,294,000	UBS AG	12/2/2014	30,044	-	30,044
USD	3,351,075	NZD	4,294,000	Goldman Sachs Capital Markets LP	1/5/2015	-	(6,405)	(6,405)
USD	539,851	ZAR	6,042,279	Deutsche Bank AG London	1/30/2015	-	(278)	(278)
						$4,108,805	($1,158,855)	$2,949,950

Spectrum Income Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Spectrum Income Fund	BRL	150,000	USD	64,935	Credit Suisse International	12/2/2014	-	($6,655)	($6,655)
	BRL	555,000	USD	237,195	Morgan Stanley & Company International	12/2/2014	-	(21,560)	(21,560)
	BRL	4,045,000	USD	1,587,647	Royal Bank of Scotland PLC	12/2/2014	-	(16,041)	(16,041)
	BRL	2,330,000	USD	892,994	Morgan Stanley and Company International PLC	2/23/2015	-	(8,869)	(8,869)
	CAD	523,574	USD	462,721	Canadian Imperial Bank of Commerce	12/19/2014	-	(5,038)	(5,038)
	CAD	1,308,418	USD	1,153,732	Canadian Imperial Bank of Commerce	2/23/2015	-	(11,759)	(11,759)
	CAD	157,744	USD	139,473	State Street Bank London	2/23/2015	-	(1,796)	(1,796)
	CHF	956,000	USD	998,882	UBS AG London	2/23/2015	-	(8,498)	(8,498)
	CNY	1,455,000	USD	235,437	Standard Chartered Bank	1/14/2015	$219	-	219
	COP	1,542,895,000	USD	707,425	Canadian Imperial Bank of Commerce	2/23/2015	-	(16,777)	(16,777)
	COP	106,545,000	USD	47,832	JPMorgan Chase Bank N.A. London	2/23/2015	-	(139)	(139)
	CZK	3,038,000	USD	137,623	Barclays Bank PLC Wholesale	2/23/2015	-	(798)	(798)
	DKK	875,470	USD	147,727	JPMorgan Chase Bank N.A. London	2/23/2015	-	(1,322)	(1,322)
	EGP	1,685,000	USD	230,349	Goldman Sachs International	1/14/2015	3,492	-	3,492
	EUR	501,642	USD	644,296	Bank of America, N.A.	12/12/2014	-	(20,496)	(20,496)
	EUR	257,656	USD	322,230	Barclays Bank PLC Wholesale	12/12/2014	-	(1,830)	(1,830)
	EUR	492,227	USD	621,058	Deutsche Bank AG London	12/12/2014	-	(8,966)	(8,966)
	EUR	175,090	USD	221,812	HSBC Bank PLC	12/12/2014	-	(4,086)	(4,086)
	EUR	140,164	USD	177,318	Morgan Stanley and Company International PLC	12/12/2014	-	(3,022)	(3,022)
	EUR	559,278	USD	695,876	State Street Bank London	12/12/2014	-	(406)	(406)
	EUR	407,000	USD	515,558	UBS AG London	12/12/2014	-	(9,448)	(9,448)
	EUR	333,992	USD	413,907	Deutsche Bank AG London	2/23/2015	1,645	-	1,645
	GBP	40,000	USD	62,721	State Street Bank London	1/9/2015	-	(254)	(254)
	GBP	1,017,978	USD	1,596,743	JPMorgan Chase Bank N.A. London	2/23/2015	-	(7,604)	(7,604)
	GBP	178,943	USD	279,614	Morgan Stanley and Company International PLC	2/23/2015	-	(271)	(271)
	HKD	4,935,000	USD	636,565	HSBC Bank USA	2/10/2015	-	(240)	(240)
	HKD	10,249,000	USD	1,321,633	HSBC Bank USA	2/23/2015	-	(112)	(112)
	HUF	5,106,000	USD	20,733	JPMorgan Chase Bank N.A. London	2/23/2015	-	(67)	(67)
	IDR	400,981,000	USD	32,574	JPMorgan Chase Bank N.A. London	1/14/2015	51	-	51
	IDR	1,112,520,000	USD	90,397	JPMorgan Chase Bank N.A. London	2/23/2015	-	(509)	(509)
	INR	17,134,000	USD	280,150	Standard Chartered Bank London	12/8/2014	-	(4,387)	(4,387)

INR	15,290,759	USD	246,665	HSBC Bank PLC	1/14/2015	-	(2,467)	(2,467)
INR	13,613,241	USD	219,639	JPMorgan Chase Bank N.A. London	1/14/2015	-	(2,232)	(2,232)
INR	26,479,000	USD	422,762	Standard Chartered Bank	1/20/2015	-	(419)	(419)
INR	33,355,000	USD	534,364	Bank of America, N.A.	2/18/2015	-	(5,474)	(5,474)
INR	29,155,000	USD	465,178	HSBC Bank USA	2/23/2015	-	(3,339)	(3,339)
INR	31,302,000	USD	500,384	JPMorgan Chase Bank N.A. London	2/23/2015	-	(4,535)	(4,535)
INR	17,314,000	USD	272,876	Deutsche Bank AG London	5/15/2015	-	(2,893)	(2,893)
INR	23,989,000	USD	378,734	Bank of America, N.A.	5/18/2015	-	(4,881)	(4,881)
JPY	1,395,446,000	USD	11,864,625	Citibank N.A. London	2/23/2015	-	(97,982)	(97,982)
JPY	7,879,000	USD	66,455	State Street Bank London	2/23/2015	-	(18)	(18)
MXN	15,520,000	USD	1,141,160	State Street Bank London	2/13/2015	-	(30,450)	(30,450)
MXN	7,525,000	USD	548,069	JPMorgan Chase Bank N.A. London	2/23/2015	-	(9,838)	(9,838)
MYR	2,000,000	USD	592,593	HSBC Bank USA	2/6/2015	-	(4,270)	(4,270)
MYR	6,299,000	USD	1,865,486	JPMorgan Chase Bank N.A. London	2/23/2015	-	(14,860)	(14,860)
NGN	27,383,000	USD	153,277	Citibank N.A. London	1/8/2015	-	(1,649)	(1,649)
NGN	27,963,000	USD	153,390	Citibank N.A. London	2/24/2015	-	(1,067)	(1,067)
NOK	5,355,000	USD	826,605	Skandinaviska Enskilda Bank	1/14/2015	-	(64,430)	(64,430)
NOK	2,294,000	USD	340,061	Skandinaviska Enskilda Bank	2/23/2015	-	(14,006)	(14,006)
NZD	685,000	USD	527,676	HSBC Bank USA	1/29/2015	6,669	-	6,669
NZD	57,000	USD	44,479	State Street Bank London	2/23/2015	-	(124)	(124)
PEN	372,000	USD	126,466	Canadian Imperial Bank of Commerce	2/23/2015	-	(306)	(306)
PEN	130,000	USD	44,083	JPMorgan Chase Bank N.A. London	2/23/2015	6	-	6
PLN	1,775,000	USD	554,547	Deutsche Bank AG London	12/5/2014	-	(27,154)	(27,154)
PLN	132,000	USD	39,197	Bank of America, N.A.	2/23/2015	-	(113)	(113)
PLN	2,958,000	USD	873,744	Barclays Bank PLC Wholesale	2/23/2015	2,104	-	2,104
PLN	4,307,000	USD	1,271,524	JPMorgan Chase Bank N.A. London	2/23/2015	3,755	-	3,755
RUB	10,105,000	USD	243,260	State Street Bank London	12/23/2014	-	(41,855)	(41,855)
RUB	19,862,000	USD	431,783	State Street Bank London	2/23/2015	-	(44,147)	(44,147)
SEK	5,945,000	USD	806,920	Barclays Bank PLC Wholesale	1/14/2015	-	(9,551)	(9,551)
THB	3,440,000	USD	104,112	JPMorgan Chase Bank N.A. London	2/23/2015	264	-	264
TRY	213,000	USD	94,181	Bank of America, N.A.	2/23/2015	190	-	190
TRY	1,095,000	USD	482,357	JPMorgan Chase Bank N.A. London	2/23/2015	2,787	-	2,787
USD	816,711	AUD	910,000	Standard Chartered Bank	12/18/2014	43,262	-	43,262
USD	1,100,389	AUD	1,283,000	JPMorgan Chase Bank N.A. London	2/23/2015	15,174	-	15,174
USD	96,479	AUD	112,000	State Street Bank London	2/23/2015	1,744	-	1,744
USD	58,591	BRL	150,000	Credit Suisse International	12/2/2014	312	-	312
USD	216,788	BRL	555,000	Morgan Stanley and Company International PLC	12/2/2014	1,154	-	1,154
USD	1,668,839	BRL	4,045,000	Royal Bank of Scotland PLC	12/2/2014	97,233	-	97,233
USD	580,507	BRL	1,489,000	Credit Suisse International	2/23/2015	15,502	-	15,502
USD	5,308	BRL	14,000	JPMorgan Chase Bank N.A. London	2/23/2015	-	(5)	(5)

USD	5,830,801	BRL	15,481,000	Morgan Stanley and Company International PLC	2/23/2015	-	(43,505)	(43,505)
USD	618,211	BRL	1,605,000	Royal Bank of Scotland PLC	3/3/2015	10,550	-	10,550
USD	670,895	CAD	738,555	Royal Bank of Canada (UK)	12/19/2014	25,286	-	25,286
USD	532,066	CAD	600,000	Royal Bank of Canada (UK)	1/26/2015	8,036	-	8,036
USD	134,356	CAD	152,000	JPMorgan Chase Bank N.A. London	2/23/2015	1,692	-	1,692
USD	178,263	CAD	202,000	State Street Bank London	2/23/2015	1,960	-	1,960
USD	198,562	CHF	192,000	State Street Bank London	2/12/2015	-	(317)	(317)
USD	90,206	CHF	87,000	Bank of America, N.A.	2/23/2015	76	-	76
USD	90,116	CHF	87,000	JPMorgan Chase Bank N.A. London	2/23/2015	-	(13)	(13)
USD	12,540	CHF	12,000	State Street Bank London	2/23/2015	109	-	109
USD	113,883	CLP	68,774,000	Royal Bank of Scotland PLC	2/23/2015	1,736	-	1,736
USD	203,441	CNY	1,254,029	Standard Chartered Bank	1/14/2015	335	-	335
USD	32,665	CNY	200,971	State Street Bank London	1/14/2015	115	-	115
USD	72,197	CNY	447,000	JPMorgan Chase Bank N.A. London	2/18/2015	25	-	25
USD	487,016	COP	1,063,887,000	Credit Suisse International	2/23/2015	10,787	-	10,787
USD	149,492	DKK	887,000	Morgan Stanley and Company International PLC	2/23/2015	1,159	-	1,159
USD	86,695	DKK	517,000	State Street Bank London	2/23/2015	237	-	237
USD	572,055	EUR	435,000	Goldman Sachs International	12/5/2014	31,146	-	31,146
USD	187,066	EUR	146,894	Barclays Bank PLC Wholesale	12/12/2014	4,401	-	4,401
USD	10,872,224	EUR	8,413,257	Standard Chartered Bank	12/12/2014	410,214	-	410,214
USD	1,313,662	EUR	1,030,000	Deutsche Bank AG London	1/30/2015	32,395	-	32,395
USD	8,553,330	EUR	6,810,000	Bank of America, N.A.	2/23/2015	80,344	-	80,344
USD	316,225	EUR	254,000	JPMorgan Chase Bank N.A. London	2/23/2015	199	-	199
USD	2,512,808	EUR	2,007,000	State Street Bank London	2/23/2015	15,703	-	15,703
USD	4,017,303	GBP	2,502,739	Deutsche Bank AG London	1/9/2015	108,891	-	108,891
USD	97,569	GBP	60,818	HSBC Bank PLC	1/9/2015	2,593	-	2,593
USD	3,921,442	GBP	2,502,000	HSBC Bank USA	2/23/2015	15,633	-	15,633
USD	269,945	GBP	172,000	JPMorgan Chase Bank N.A. London	2/23/2015	1,440	-	1,440
USD	845,750	GBP	538,916	State Street Bank London	2/23/2015	4,462	-	4,462
USD	18,565	HKD	144,000	State Street Bank London	2/23/2015	-	(2)	(2)
USD	86,139	HUF	21,229,000	JPMorgan Chase Bank N.A. London	2/23/2015	216	-	216
USD	231,857	HUF	57,359,000	Royal Bank of Scotland PLC	2/23/2015	-	(301)	(301)
USD	218,625	IDR	2,717,509,094	HSBC Bank PLC	1/14/2015	-	(2,474)	(2,474)
USD	356,470	IDR	4,411,134,906	JPMorgan Chase Bank N.A. London	1/14/2015	-	(2,424)	(2,424)
USD	492,277	IDR	6,040,241,000	HSBC Bank USA	2/23/2015	4,246	-	4,246
USD	221,265	ILS	848,000	Deutsche Bank AG London	2/23/2015	3,414	-	3,414
USD	134,207	ILS	517,976	JPMorgan Chase Bank N.A. London	2/23/2015	1,139	-	1,139
USD	77,183	INR	4,795,000	JPMorgan Chase Bank N.A. London	12/8/2014	10	-	10
USD	46,821	INR	2,916,000	HSBC Bank USA	1/14/2015	251	-	251
USD	42,259	INR	2,618,000	JPMorgan Chase Bank N.A. London	1/14/2015	448	-	448

USD	531,059	JPY	57,345,000	Deutsche Bank AG London	1/30/2015	47,612	-	47,612
USD	349,987	JPY	41,149,288	Deutsche Bank AG London	2/23/2015	3,010	-	3,010
USD	360,739	JPY	42,480,000	JPMorgan Chase Bank N.A. London	2/23/2015	2,540	-	2,540
USD	1,206,155	JPY	142,088,521	State Street Bank London	2/23/2015	8,040	-	8,040
USD	4,116,412	MXN	56,082,000	Credit Suisse International	2/23/2015	105,108	-	105,108
USD	106,672	MXN	1,463,379	State Street Bank London	2/23/2015	2,003	-	2,003
USD	79,593	MXN	1,082,471	UBS AG London	2/23/2015	2,168	-	2,168
USD	592,803	MYR	2,000,000	HSBC Bank USA	2/6/2015	4,481	-	4,481
USD	861,834	MYR	2,908,000	HSBC Bank USA	2/23/2015	7,473	-	7,473
USD	64,680	MYR	218,000	JPMorgan Chase Bank N.A. London	2/23/2015	633	-	633
USD	779,005	NOK	5,355,000	Barclays Bank PLC Wholesale	1/14/2015	16,830	-	16,830
USD	7,226	NOK	49,000	State Street Bank London	2/23/2015	261	-	261
USD	534,567	NZD	685,000	Bank of America, N.A.	1/29/2015	223	-	223
USD	268,857	NZD	345,000	JPMorgan Chase Bank N.A. London	2/23/2015	389	-	389
USD	1,143,221	NZD	1,467,000	Standard Chartered Bank	2/23/2015	1,647	-	1,647
USD	668,821	PHP	30,117,000	JPMorgan Chase Bank N.A. London	2/23/2015	612	-	612
USD	20,498	PLN	69,000	JPMorgan Chase Bank N.A. London	2/23/2015	67	-	67
USD	63,441	PLN	214,000	State Street Bank London	2/23/2015	77	-	77
USD	235,422	RON	824,000	Bank of America, N.A.	1/15/2015	4,425	-	4,425
USD	705,521	RON	2,524,000	JPMorgan Chase Bank N.A. London	2/23/2015	-	(1,288)	(1,288)
USD	257,256	RUB	10,105,000	State Street Bank London	12/23/2014	55,852	-	55,852
USD	825,053	SEK	5,945,000	Skandinaviska Enskilda Bank	1/14/2015	27,684	-	27,684
USD	25,515	SEK	189,000	State Street Bank London	2/23/2015	162	-	162
USD	504,942	SEK	3,724,000	Skandinaviska Enskilda Bank	2/23/2015	5,406	-	5,406
USD	553,130	SGD	705,000	Bank of America, N.A.	1/27/2015	12,751	-	12,751
USD	389,347	SGD	505,000	Credit Suisse International	2/23/2015	2,294	-	2,294
USD	75,106	THB	2,484,000	JPMorgan Chase Bank N.A. London	2/23/2015	-	(263)	(263)
USD	1,062,505	ZAR	11,985,000	Barclays Bank PLC Wholesale	12/22/2014	-	(15,936)	(15,936)
USD	841,723	ZAR	9,414,000	Deutsche Bank AG London	2/23/2015	3,539	-	3,539
USD	431,929	ZAR	4,837,000	JPMorgan Chase Bank N.A. London	2/23/2015	1,263	-	1,263
USD	18,862	ZAR	215,000	State Street Bank London	2/23/2015	-	(281)	(281)
ZAR	2,605,000	USD	231,737	Barclays Bank PLC Wholesale	12/22/2014	2,668	-	2,668
ZAR	2,705,000	USD	240,016	Goldman Sachs International	12/22/2014	3,387	-	3,387
ZAR	3,015,000	USD	266,654	HSBC Bank PLC	12/22/2014	4,644	-	4,644
ZAR	577,965	USD	51,182	JPMorgan Chase Bank N.A. London	2/23/2015	278	-	278
ZMW	725,000	USD	112,928	Citibank N.A. London	1/14/2015	-	(98)	(98)
ZMW	614,000	USD	94,230	JPMorgan Chase Bank N.A. London	1/14/2015	1,326	-	1,326
ZMW	742,000	USD	114,683	Citibank N.A. London	2/5/2015	-	(156)	(156)
						$1,303,664	($616,073)	$687,591

Total Return Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at November 30, 2014.

						Contractual			Net Unrealized
						Settlement	Unrealized	Unrealized	Appreciation/
Fund	Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
Total Return Fund	AUD	7,706,000	USD	6,611,133	Citibank N.A.	12/2/2014	-	($54,097)	($54,097)
	AUD	19,057,240	USD	16,377,141	HSBC Bank USA	12/2/2014	-	(161,333)	(161,333)
	AUD	9,930,000	USD	8,707,424	JPMorgan Chase Bank N.A.	12/2/2014	-	(257,986)	(257,986)
	AUD	2,516,000	USD	2,150,473	Deutsche Bank AG London	1/5/2015	-	(14,729)	(14,729)
	BRL	12,834,563	USD	4,984,296	BNP Paribas SA	12/2/2014	$2,324	-	2,324
	BRL	12,834,563	USD	5,013,305	UBS AG	12/2/2014	-	(26,685)	(26,685)
	CHF	1,387,000	USD	1,432,528	Goldman Sachs Capital Markets LP	2/12/2015	4,164	-	4,164
	EUR	3,300,000	USD	4,129,458	Bank of America, N.A.	12/2/2014	-	(26,073)	(26,073)
	EUR	14,463,000	USD	17,970,713	Barclays Bank PLC Wholesale	12/2/2014	13,305	-	13,305
	EUR	11,529,000	USD	14,673,800	BNP Paribas SA	12/2/2014	-	(338,063)	(338,063)
	EUR	7,723,000	USD	9,724,941	Deutsche Bank AG London	12/2/2014	-	(121,775)	(121,775)
	EUR	7,050,000	USD	8,869,286	Goldman Sachs Capital Markets LP	12/2/2014	-	(102,962)	(102,962)
	EUR	4,066,000	USD	5,095,712	JPMorgan Chase Bank N.A.	12/2/2014	-	(39,844)	(39,844)
	EUR	78,007,541	USD	96,885,365	UBS AG	12/2/2014	113,121	-	113,121
	EUR	8,715,000	USD	10,810,792	Bank of America, N.A.	1/5/2015	27,897	-	27,897
	EUR	8,005,000	USD	9,953,078	Goldman Sachs Capital Markets LP	1/5/2015	2,596	-	2,596
	EUR	469,000	USD	612,977	Bank of America, N.A.	6/15/2015	-	(28,871)	(28,871)
	EUR	1,868,000	USD	2,489,828	Barclays Bank PLC Wholesale	6/15/2015	-	(163,367)	(163,367)
	EUR	3,114,000	USD	4,174,348	BNP Paribas SA	6/15/2015	-	(296,082)	(296,082)
	EUR	3,992,000	USD	5,281,296	Citibank N.A.	6/15/2015	-	(309,543)	(309,543)
	EUR	7,355,000	USD	9,856,619	Credit Suisse International	6/15/2015	-	(696,488)	(696,488)
	EUR	2,220,000	USD	2,886,622	Deutsche Bank AG London	6/15/2015	-	(121,769)	(121,769)
	EUR	9,406,000	USD	12,571,721	Goldman Sachs Capital Markets LP	6/15/2015	-	(857,214)	(857,214)
	EUR	2,597,000	USD	3,472,449	JPMorgan Chase Bank N.A.	6/15/2015	-	(238,069)	(238,069)
	EUR	1,306,000	USD	1,721,198	UBS AG	6/15/2015	-	(94,668)	(94,668)
	EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	-	(108,022)	(108,022)
	EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	-	(397,710)	(397,710)
	GBP	8,535,000	USD	13,820,811	Royal Bank of Canada	12/11/2014	-	(489,788)	(489,788)
	INR	24,148,160	USD	391,000	Barclays Capital	12/5/2014	-	(2,103)	(2,103)
	INR	59,672,700	USD	954,000	JPMorgan Chase Bank	1/8/2015	201	-	201
	JPY	1,015,400,000	USD	8,932,177	Bank of America, N.A.	12/2/2014	-	(378,919)	(378,919)
	JPY	558,400,000	USD	4,805,658	Barclays Bank PLC Wholesale	12/2/2014	-	(101,956)	(101,956)

JPY	1,350,900,000	USD	12,509,310	Citibank N.A.	12/2/2014	-	(1,129,956)	(1,129,956)
JPY	648,300,000	USD	5,952,463	Deutsche Bank AG London	12/2/2014	-	(491,485)	(491,485)
JPY	1,343,800,000	USD	11,808,436	Goldman Sachs Capital Markets LP	12/2/2014	-	(488,889)	(488,889)
JPY	373,900,000	USD	3,244,032	JPMorgan Chase Bank N.A.	12/2/2014	-	(94,472)	(94,472)
JPY	9,927,695,529	USD	83,998,196	UBS AG	12/2/2014	-	(371,901)	(371,901)
JPY	6,490,000,000	USD	60,537,092	Bank of America, N.A.	12/15/2014	-	(5,855,552)	(5,855,552)
JPY	40,000,000	USD	373,450	Bank of America, N.A.	2/20/2015	-	(36,171)	(36,171)
JPY	870,000,000	USD	8,123,970	Bank of America, N.A.	3/10/2015	-	(786,901)	(786,901)
MXN	216,008,000	USD	16,404,375	Barclays Bank PLC Wholesale	12/18/2014	-	(894,987)	(894,987)
MXN	518,488,606	USD	38,474,519	BNP Paribas SA	12/18/2014	-	(1,247,003)	(1,247,003)
MXN	55,456,880	USD	4,222,936	JPMorgan Chase Bank N.A.	12/18/2014	-	(241,128)	(241,128)
MXN	9,562,785	USD	725,403	Societe Generale	12/18/2014	-	(38,794)	(38,794)
MXN	33,673,000	USD	2,475,359	Barclays Bank PLC Wholesale	2/5/2015	-	(64,410)	(64,410)
MXN	2,331,000	USD	172,289	BNP Paribas SA	2/5/2015	-	(5,392)	(5,392)
MXN	3,965,000	USD	289,336	Citibank N.A.	2/5/2015	-	(5,446)	(5,446)
MXN	1,667,000	USD	122,098	Goldman Sachs Capital Markets LP	2/5/2015	-	(2,742)	(2,742)
MXN	12,851,000	USD	940,188	JPMorgan Chase Bank N.A.	2/5/2015	-	(20,071)	(20,071)
MXN	115,100,770	USD	8,710,846	Royal Bank of Canada	2/5/2015	-	(469,754)	(469,754)
USD	31,520,629	AUD	35,778,240	Goldman Sachs Capital Markets LP	12/2/2014	1,076,919	-	1,076,919
USD	799,108	AUD	915,000	HSBC Bank USA	12/2/2014	20,535	-	20,535
USD	14,042,928	AUD	16,417,240	HSBC Bank USA	1/5/2015	106,908	-	106,908
USD	5,013,305	BRL	12,834,563	BNP Paribas SA	12/2/2014	26,685	-	26,685
USD	5,156,307	BRL	12,834,563	UBS AG	12/2/2014	169,687	-	169,687
USD	4,939,885	BRL	12,834,563	BNP Paribas SA	1/5/2015	-	(616)	(616)
USD	50,664	BRL	124,700	BNP Paribas SA	4/2/2015	3,862	-	3,862
USD	2,407,071	BRL	5,930,300	Credit Suisse International	4/2/2015	181,350	-	181,350
USD	2,413,919	BRL	5,945,000	HSBC Bank USA	4/2/2015	182,682	-	182,682
USD	11,593,050	BRL	28,758,756	JPMorgan Chase Bank	4/2/2015	799,507	-	799,507
USD	144,123	BRL	348,616	BNP Paribas SA	7/2/2015	16,706	-	16,706
USD	1,505,729	BRL	3,643,864	Deutsche Bank AG London	7/2/2015	173,918	-	173,918
USD	6,606,488	BRL	16,007,520	Goldman Sachs Capital Markets LP	7/2/2015	755,835	-	755,835
USD	1,995,215	BRL	5,000,000	BNP Paribas SA	10/2/2015	214,545	-	214,545
USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	1,995,111	-	1,995,111
USD	30,987,377	BRL	89,600,000	JPMorgan Chase Bank	1/5/2016	-	(167,294)	(167,294)
USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	957,937	-	957,937
USD	12,221,538	CAD	13,850,192	Royal Bank of Canada	12/15/2014	113,278	-	113,278
USD	17,540,519	CAD	19,214,148	Citibank N.A.	2/10/2015	765,255	-	765,255
USD	21,391,270	CAD	23,480,128	Bank of America, N.A.	5/5/2015	934,251	-	934,251
USD	5,047,949	CHF	4,862,000	Goldman Sachs Capital Markets LP	2/12/2015	11,758	-	11,758
USD	25,637,170	EUR	20,646,000	BNP Paribas SA	12/2/2014	-	(35,101)	(35,101)

USD	6,847,831	EUR	5,476,000	Citibank N.A.	12/2/2014	38,699	-	38,699
USD	1,508,876	EUR	1,189,000	JPMorgan Chase Bank N.A.	12/2/2014	30,414	-	30,414
USD	125,609,606	EUR	98,827,541	UBS AG	12/2/2014	2,722,489	-	2,722,489
USD	3,565,092	EUR	2,866,000	Goldman Sachs Capital Markets LP	1/5/2015	699	-	699
USD	96,901,357	EUR	78,007,541	UBS AG	1/5/2015	-	(115,221)	(115,221)
USD	16,190,474	EUR	11,908,000	Bank of America, N.A.	6/15/2015	1,359,903	-	1,359,903
USD	9,237,189	EUR	6,799,000	Barclays Bank PLC Wholesale	6/15/2015	769,516	-	769,516
USD	7,289,521	EUR	5,375,000	BNP Paribas SA	6/15/2015	595,339	-	595,339
USD	10,886,788	EUR	7,964,000	Citibank N.A.	6/15/2015	968,190	-	968,190
USD	13,309,555	EUR	9,806,000	Credit Suisse International	6/15/2015	1,096,876	-	1,096,876
USD	10,030,252	EUR	7,500,000	Bank of America, N.A.	8/7/2015	683,443	-	683,443
USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	64,182	-	64,182
USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	3,229,598	-	3,229,598
USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	1,168,463	-	1,168,463
USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	785,264	-	785,264
USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	856,128	-	856,128
USD	13,419,035	GBP	8,309,000	Bank of America, N.A.	12/11/2014	441,007	-	441,007
USD	744,622	GBP	468,000	Goldman Sachs Capital Markets LP	12/11/2014	13,641	-	13,641
USD	1,087,573	GBP	686,000	JPMorgan Chase Bank N.A.	12/11/2014	16,093	-	16,093
USD	391,000	INR	24,148,160	JPMorgan Chase Bank	12/5/2014	2,103	-	2,103
USD	636,000	INR	39,781,800	HSBC Bank USA	1/8/2015	-	(134)	(134)
USD	78,567,786	JPY	8,461,695,529	Barclays Bank PLC Wholesale	12/2/2014	7,290,398	-	7,290,398
USD	44,473,684	JPY	5,154,500,000	Citibank N.A.	12/2/2014	1,054,571	-	1,054,571
USD	1,311,712	JPY	152,800,000	Deutsche Bank AG London	12/2/2014	24,596	-	24,596
USD	5,251,338	JPY	612,100,000	Goldman Sachs Capital Markets LP	12/2/2014	95,292	-	95,292
USD	7,248,165	JPY	837,300,000	JPMorgan Chase Bank N.A.	12/2/2014	195,139	-	195,139
USD	20,063,605	JPY	2,145,000,000	Citibank N.A.	12/15/2014	1,990,893	-	1,990,893
USD	22,660,048	JPY	2,417,000,000	JPMorgan Chase Bank N.A.	12/15/2014	2,295,598	-	2,295,598
USD	18,074,774	JPY	1,928,000,000	UBS AG	12/15/2014	1,830,397	-	1,830,397
USD	626,678	JPY	74,000,000	Goldman Sachs Capital Markets LP	1/5/2015	2,955	-	2,955
USD	12,720,949	JPY	1,494,500,000	JPMorgan Chase Bank N.A.	1/5/2015	124,267	-	124,267
USD	78,786,062	JPY	9,315,695,529	UBS AG	1/5/2015	266,920	-	266,920
USD	373,646	JPY	40,000,300	Bank of America, N.A.	2/20/2015	36,365	-	36,365
USD	20,333,813	JPY	2,400,000,000	Citibank N.A.	3/2/2015	95,422	-	95,422
USD	8,128,894	JPY	870,084,300	Bank of America, N.A.	3/10/2015	791,114	-	791,114
USD	2,300,000	JPY	233,406,760	Bank of America, N.A.	8/7/2015	327,842	-	327,842
USD	8,713,000	JPY	888,451,540	HSBC Bank USA	8/7/2015	1,206,077	-	1,206,077
USD	3,619,216	MXN	47,660,005	Goldman Sachs Capital Markets LP	12/11/2014	195,712	-	195,712
USD	2,388,000	MXN	32,183,792	Bank of America, N.A.	12/18/2014	77,202	-	77,202
USD	981,559	MXN	13,248,000	Barclays Bank PLC Wholesale	12/18/2014	30,352	-	30,352

USD	3,831,429	MXN	51,523,414	BNP Paribas SA	12/18/2014	132,044	-	132,044
USD	720,600	MXN	9,603,000	Citibank N.A.	12/18/2014	31,104	-	31,104
USD	15,366,083	MXN	202,253,000	Credit Suisse International	12/18/2014	844,305	-	844,305
USD	27,792,193	MXN	365,360,683	Deutsche Bank AG London	12/18/2014	1,559,273	-	1,559,273
USD	11,913,263	MXN	159,549,540	Goldman Sachs Capital Markets LP	12/18/2014	457,595	-	457,595
USD	3,365,000	MXN	45,231,648	JPMorgan Chase Bank N.A.	12/18/2014	117,365	-	117,365
USD	3,524,231	MXN	47,298,000	Royal Bank of Canada	12/18/2014	128,232	-	128,232
USD	1,702,000	MXN	22,997,905	UBS AG	12/18/2014	50,749	-	50,749
USD	16,159,201	MXN	212,550,056	JPMorgan Chase Bank N.A.	12/24/2014	903,871	-	903,871
USD	26,561,706	MXN	351,997,458	BNP Paribas SA	1/22/2015	1,339,704	-	1,339,704
USD	1,263,480	MXN	16,686,775	Goldman Sachs Capital Markets LP	1/22/2015	67,807	-	67,807
USD	1,667,094	MXN	22,777,000	Barclays Bank PLC Wholesale	2/5/2015	36,285	-	36,285
USD	10,975,371	MXN	145,519,950	BNP Paribas SA	2/5/2015	556,298	-	556,298
USD	19,240,392	MXN	254,213,680	Deutsche Bank AG London	2/5/2015	1,038,964	-	1,038,964
USD	6,249,686	MXN	82,888,329	BNP Paribas SA	2/19/2015	319,692	-	319,692
						$49,026,784	($17,991,536)	$31,035,248

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RSD	Serbian Dinar
EUR	Euro	RUB	Russian Ruble
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen	ZMW	Zambian Kwacha
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds’ exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended November 30, 2014, Global Bond Fund, Real Return Bond Fund and Total Return Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. Investment Quality Bond Fund used purchased options to manage duration of the fund. Spectrum Income Fund used purchased options to manage duration of the fund and manage against anticipated interest rate changes. At November 30, 2014, Real Return Bond Fund and Spectrum Income Fund held no purchased options.

The following tables summarize the funds’ written options activities during the period ended November 30, 2014 and the contracts held at November 30, 2014.

	Number of
	Contracts /
	Notional	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	15,631	$3,735,330
Options written	21,168	4,182,122
Option closed	(10,129)	(1,831,732)
Options exercised	(136)	(36,860)
Options expired	(1,286)	(218,643)
Outstanding, end of period	25,248	$5,830,217

	Number of
	Contracts /
	Notional	Premiums Received
Global Bond Fund
Outstanding, beginning of period	123,400,403	$2,441,957
Options written	42,700,565	773,033
Option closed	(27,400,000)	(661,311)
Options exercised	(10,300,229)	(158,071)
Options expired	(18,900,597)	(247,675)
Outstanding, end of period	109,500,142	$2,147,933

	Number of
	Contracts /
	Notional	Premiums Received
Health Sciences Fund
Outstanding, beginning of period	618	$426,495
Options written	159	82,109
Option closed	(208)	(67,545)
Options exercised	(180)	(91,362)
Options expired	(130)	(155,105)
Outstanding, end of period	259	$194,592

	Number of
	Contracts /
	Notional	Premiums Received
Real Return Bond Fund
Outstanding, beginning of period	74,510,109	$509,022
Options written	95,458,300	519,991
Option closed	(1,830,000)	(17,129)
Options exercised	(3,500,012)	(26,061)
Options expired	(33,900,397)	(308,892)
Outstanding, end of period	130,738,000	$676,931

	Number of
	Contracts /
	Notional	Premiums Received
Total Return Fund
Outstanding, beginning of period	520,000,000	$3,088,609
Options written	921,901,188	5,789,253
Option closed	(221,800,000)	(1,236,960)
Options exercised	(176,900,199)	(952,241)
Options expired	(317,400,989)	(1,711,998)
Outstanding, end of period	725,800,000	$4,976,663

Options on Securities

Capital Appreciation Value Fund
The fund used written options to manage against anticipated changes in securities markets.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value
Capital Appreciation Value Fund	CALLS
	AutoZone, Inc.	$570.00	Jan 2015	4	$11,508	($7,420)
	AutoZone, Inc.	600.00	Jan 2015	4	7,468	(2,100)
	JPMorgan Chase & Company	60.00	Jan 2015	80	28,160	(11,560)
	JPMorgan Chase & Company	65.00	Jan 2015	80	14,240	(880)
	JPMorgan Chase & Company	70.00	Jan 2016	256	41,215	(31,104)
	Philip Morris International, Inc.	95.00	Jan 2015	157	39,877	(1,178)
	Philip Morris International, Inc.	97.50	Jan 2015	105	26,069	(683)
	Texas Instruments, Inc.	50.00	Jan 2015	206	25,171	(98,879)
	The Boeing Company	135.00	Jan 2015	72	55,583	(20,412)
	The Boeing Company	140.00	Jan 2015	72	42,623	(7,344)
					$291,914	($181,560)

Health Sciences Fund
The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	date	Contracts	Premium	Value
Health Sciences Fund	CALLS
	Chimerix, Inc.	$40.00	Feb 2015	30	$15,109	($8,700)
	Chimerix, Inc.	35.00	Feb 2015	21	11,114	(9,870)
	Gilead Sciences, Inc.	105.00	Jan 2015	63	31,448	(17,325)
	Gilead Sciences, Inc.	110.00	Jan 2015	95	33,083	(13,822)
	Puma Biotechnology, Inc.	350.00	Jan 2015	19	34,079	(1,093)
	Puma Biotechnology, Inc.	330.00	Jan 2015	31	69,759	(2,945)
					$194,592	($53,755)

Over the Counter Options on Securities

Capital Appreciation Value Fund
The fund used written options to manage against anticipated changes in securities markets.

			Exercise	Expiration	Number of
Fund	Name of Issuer	Counterparty	Price	date	Contracts	Premium	Value
Capital Appreciation Value Fund	CALLS
	Allergan, Inc.	Citigroup Global Markets, Inc.	$170.00	Jan 2015	294	$295,323	($1,318,590)
	American Tower Corp.	Citigroup Global Markets, Inc.	105.00	Jan 2016	108	38,691	(84,780)
	American Tower Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2016	107	24,289	(60,455)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2015	93	38,260	(2,279)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2015	56	15,977	(1,120)
	Apache Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2015	109	43,753	(436)
	Apache Corp.	Morgan Stanley Company, Inc.	92.50	Jan 2015	217	67,043	(759)
	Apache Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2015	293	89,569	(1,026)
	Apache Corp.	Morgan Stanley Company, Inc.	97.50	Jan 2015	94	38,540	(329)
	Apache Corp.	Morgan Stanley Company, Inc.	100.00	Jan 2015	188	63,356	(752)
	Apache Corp.	Morgan Stanley Company, Inc.	105.00	Jan 2015	94	22,090	(235)
	Cisco Systems, Inc.	Citigroup Global Markets, Inc.	25.00	Jan 2016	1,505	278,425	(522,988)
	CVS Health Corp.	Morgan Stanley Company, Inc.	77.50	Jan 2015	63	18,952	(89,932)
	CVS Health Corp.	Morgan Stanley Company, Inc.	80.00	Jan 2015	63	14,218	(74,183)
	CVS Health Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2016	378	95,570	(269,325)
	CVS Health Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	378	57,826	(181,440)
	Danaher Corp.	J.P. Morgan Clearing Corp.	80.00	Jan 2015	61	25,667	(26,535)
	Danaher Corp.	J.P. Morgan Clearing Corp.	85.00	Jan 2015	61	14,925	(7,320)
	Danaher Corp.	J.P. Morgan Clearing Corp.	90.00	Jan 2015	210	43,470	(3,675)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,280.00	Jan 2015	4	31,947	(310)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,330.00	Jan 2015	4	24,388	(260)
	Lowe's Companies, Inc.	J.P. Morgan Clearing Corp.	55.00	Jan 2015	544	123,336	(489,600)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Jan 2015	46	13,703	(52,785)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Jan 2015	46	9,712	(41,400)
	Lowe's Companies, Inc.	Morgan Stanley Company, Inc.	60.00	Jan 2016	945	185,995	(689,850)
	Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	95.00	Jan 2016	704	223,168	(161,920)
	Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	97.50	Jan 2016	705	179,282	(70,500)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	530	132,996	(306,075)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	105.00	Jan 2016	325	66,583	(122,687)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	110.00	Jan 2016	324	41,530	(78,732)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	32.00	Jan 2015	316	46,566	(12,324)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	35.00	Jan 2015	316	19,564	(16)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	30.00	Jan 2016	2,117	389,905	(520,782)
	State Street Corp.	Morgan Stanley Company, Inc.	70.00	Jan 2015	70	30,489	(50,400)

State Street Corp.	Morgan Stanley Company, Inc.	72.50	Jan 2015	70	23,692	(34,650)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	29.50	Jan 2015	3,615	640,545	(1,843,650)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	33.00	Jan 2015	1,801	278,422	(369,205)
TD Ameritrade Holding Corp.	Citigroup Global Markets, Inc.	30.00	Feb 2015	2,160	373,720	(1,026,000)
Texas Instruments, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2015	1,805	361,388	(1,732,800)
Texas Instruments, Inc.	Citigroup Global Markets, Inc.	50.00	Jan 2015	692	115,814	(332,160)
The Boeing Company	Citigroup Global Markets, Inc.	145.00	Jan 2015	138	67,038	(4,554)
The Boeing Company	Citigroup Global Markets, Inc.	150.00	Jan 2015	137	51,967	(1,438)
The Boeing Company	Citigroup Global Markets, Inc.	155.00	Jan 2015	137	39,709	(1,096)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets, Inc.	150.00	Jan 2016	150	55,320	(68,250)
United Technologies Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2015	330	126,416	(5,775)
United Technologies Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2016	480	139,003	(186,000)
UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	100.00	Jan 2016	303	140,275	(215,887)
UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	105.00	Jan 2016	302	95,627	(155,530)
Wal-Mart Stores, Inc.	Citigroup Global Markets, Inc.	80.00	Jan 2016	362	131,044	(321,275)
Wal-Mart Stores, Inc.	Citigroup Global Markets, Inc.	82.50	Jan 2016	362	93,215	(260,640)
					$5,538,303	($11,802,710)

Options on Exchange-Traded Future Contracts

Global Bond Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Fund	Calls
	3-Month Euribor	99.50	Dec 2014	71	$46,788	($90,492)
					$46,788	($90,492)
	Puts
	3-Month Euribor	99.50	Dec 2014	71	$60,421	-
					$60,421	-

Foreign Currency Options

Global Bond Fund
The fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

			Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Rate	Date		Amount	Premium	Value
Global Bond Fund	Calls
	U.S. Dollar versus Indian Rupee	HSBC Bank USA, N.A	$64.25	Feb 2015	USD	5,800,000	$34,800	($34,800)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	14.35	Feb 2015	USD	2,300,000	19,550	(19,550)
							$54,350	($54,350)

	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$93.00	Apr 2016	USD	1,400,000	$33,625	($6,573)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	93.00	Sep 2016	USD	5,400,000	97,578	(41,591)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	4,400,000	242,590	(87,657)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	2,500,000	123,704	(50,622)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	2,200,000	52,448	(5,986)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	4,600,000	138,953	(26,022)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	700,000	20,524	(3,960)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	97.00	Sep 2016	USD	5,100,000	113,974	(56,268)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	96.00	Sep 2016	USD	2,400,000	56,868	(24,228)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	95.00	Sep 2016	USD	8,400,000	184,948	(77,549)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	92.00	May 2016	USD	3,000,000	70,140	(14,232)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	5,600,000	141,763	(15,238)
							$1,277,115	($409,926)

Real Return Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

			Exercise	Expiration		Notional
Fund	Description	Counterparty	Rate	Date		Amount	Premium	Value
Real Return Bond Fund	Calls
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	$2.68	Jul 2015	USD	$1,610,000	$38,366	($82,735)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.62	Dec 2014	USD	4,628,000	47,668	(56,341)
	U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.00	Mar 2015	USD	3,400,000	39,865	(18,571)
							$125,899	($157,647)

Total Return Fund
The fund used written options to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and as a substitute for securities purchased.

			Exercise	Expiration		Notional
Fund	Description	Counterparty	Rate	Date		Amount	Premium	Value
Total Return Fund	Calls
	Australian Dollar versus U.S. Dollar	Bank of America Securities	$0.90	Jan 2015	AUD	$2,600,000	$17,654	($1,372)
	Australian Dollar versus U.S. Dollar	BNP Paribas SA	0.89	Dec 2014	AUD	2,200,000	13,474	(271)
	Australian Dollar versus U.S. Dollar	Citigroup Global	0.89	Dec 2014	AUD	2,500,000	14,140	(249)
	Australian Dollar versus U.S. Dollar	Credit Suisse International	0.89	Jan 2015	AUD	3,600,000	16,602	(4,338)

Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.88	Jan 2015	AUD	2,400,000	13,467	(5,246)
Euro versus U.S. Dollar	Barclays Capital	1.26	Jan 2015	EUR	3,500,000	35,692	(28,336)
Euro versus U.S. Dollar	Barclays Capital	1.27	Jan 2015	EUR	1,800,000	13,989	(10,526)
Euro versus U.S. Dollar	Citibank N.A.	1.27	Feb 2015	EUR	4,100,000	44,814	(40,821)
Euro versus U.S. Dollar	Deutsche Bank AG	1.27	Jan 2015	EUR	3,500,000	29,850	(24,241)
Euro versus U.S. Dollar	Deutsche Bank AG	1.27	Feb 2015	EUR	3,500,000	40,013	(30,626)
Euro versus U.S. Dollar	Deutsche Bank AG	1.26	Feb 2015	EUR	8,400,000	98,008	(94,684)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.90	Feb 2015	USD	2,800,000	22,120	(11,990)
U.S. Dollar versus Brazilian Real	JPMorgan Securities	2.80	Jan 2015	USD	2,200,000	21,120	(9,607)
U.S. Dollar versus Brazilian Real	JPMorgan Securities	2.80	Jan 2015	USD	2,300,000	18,055	(11,056)
U.S. Dollar versus Indian Rupee	Barclays Capital	63.90	Jan 2015	USD	2,600,000	14,170	(8,044)
U.S. Dollar versus Indian Rupee	Barclays Capital	63.27	Jan 2015	USD	4,500,000	31,500	(29,192)
U.S. Dollar versus Indian Rupee	Barclays Capital	64.25	Feb 2015	USD	2,500,000	21,125	(15,715)
U.S. Dollar versus Indian Rupee	Barclays Capital	63.85	Feb 2015	USD	2,700,000	14,657	(14,869)
U.S. Dollar versus Indian Rupee	Citibank N.A.	62.80	Dec 2014	USD	2,900,000	16,066	(11,963)
U.S. Dollar versus Indian Rupee	Credit Suisse Securities	63.00	Dec 2014	USD	2,000,000	9,440	(700)
U.S. Dollar versus Indian Rupee	Credit Suisse Securities	64.00	Feb 2015	USD	1,500,000	8,010	(7,496)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	63.00	Jan 2015	USD	3,000,000	33,750	(14,163)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	64.25	Feb 2015	USD	2,400,000	14,400	(14,400)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	63.85	Feb 2015	USD	1,400,000	11,900	(10,934)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	63.00	Dec 2014	USD	2,800,000	16,436	(6,574)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	63.40	Jan 2015	USD	1,700,000	10,829	(9,280)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.90	May 2015	USD	11,800,000	96,760	(108,489)
U.S. Dollar versus Indian Rupee	UBS Securities LLC	64.25	Feb 2015	USD	4,800,000	40,752	(30,173)
U.S. Dollar versus Japanese Yen	Barclays Capital	120.00	Dec 2014	USD	900,000	5,094	(5,941)
U.S. Dollar versus Japanese Yen	Credit Suisse International	120.00	Dec 2014	USD	2,200,000	7,953	(5,276)
U.S. Dollar versus Japanese Yen	Credit Suisse International	120.00	Dec 2014	USD	2,200,000	17,380	(15,602)
U.S. Dollar versus Japanese Yen	UBS AG	120.00	Dec 2014	USD	6,200,000	34,875	(26,573)
U.S. Dollar versus Japanese Yen	UBS AG	120.00	Dec 2014	USD	900,000	5,175	(5,941)
U.S. Dollar versus Mexican Peso	Bank of America N.A.	14.00	Jan 2015	USD	2,200,000	10,274	(26,059)
U.S. Dollar versus Mexican Peso	Bank of America N.A.	13.90	Jan 2015	USD	3,000,000	17,850	(34,830)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.80	Jan 2015	USD	3,300,000	31,020	(57,060)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	14.05	Feb 2015	USD	1,900,000	10,308	(27,295)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	14.35	Feb 2015	USD	8,100,000	68,850	(68,850)
						$947,572	($828,782)
Puts
Australian Dollar versus U.S. Dollar	Bank of America Securities	$0.84	Jan 2015	AUD	$2,600,000	$14,938	($21,409)
Australian Dollar versus U.S. Dollar	Citigroup Global Markets	0.85	Dec 2014	AUD	2,500,000	12,635	(13,574)
Australian Dollar versus U.S. Dollar	Credit Suisse Securities	0.86	Dec 2014	AUD	2,700,000	16,813	(25,315)
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.88	Dec 2014	AUD	2,300,000	12,763	(67,576)

Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.86	Jan 2015	AUD	3,500,000	37,094	(55,858)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.40	Feb 2015	USD	2,800,000	8,680	(3,388)
U.S. Dollar versus Brazilian Real	JPMorgan Securities	2.30	Jan 2015	USD	2,300,000	18,055	(131)
U.S. Dollar versus Brazilian Real	JPMorgan Securities	2.30	Jan 2015	USD	2,200,000	16,280	(114)
U.S. Dollar versus Indian Rupee	Barclays Capital	60.90	Jan 2015	USD	2,600,000	14,170	(1,921)
U.S. Dollar versus Indian Rupee	Credit Suisse International	60.75	Dec 2014	USD	2,000,000	7,400	(2)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	60.00	Jan 2015	USD	3,000,000	6,750	(183)
U.S. Dollar versus Japanese Yen	Bank of America N.A.	113.00	May 2015	USD	9,400,000	135,830	(110,506)
U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	1,200,000	67,020	(23,906)
U.S. Dollar versus Japanese Yen	Bank of America Securities	112.00	Feb 2015	USD	2,000,000	19,660	(5,534)
U.S. Dollar versus Japanese Yen	Barclays Capital	115.00	Dec 2014	USD	900,000	3,789	(1,843)
U.S. Dollar versus Japanese Yen	Barclays Capital	112.00	Mar 2015	USD	5,500,000	65,560	(27,088)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	115.00	Jan 2015	USD	4,500,000	24,233	(16,776)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	110.50	Jan 2015	USD	2,500,000	22,275	(610)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	111.50	Feb 2015	USD	2,000,000	16,150	(4,702)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	111.75	Feb 2015	USD	4,200,000	38,136	(10,718)
U.S. Dollar versus Japanese Yen	Citibank NA	111.90	Jan 2015	USD	5,000,000	41,150	(8,170)
U.S. Dollar versus Japanese Yen	Citibank NA	112.88	Mar 2015	USD	3,300,000	39,897	(20,552)
U.S. Dollar versus Japanese Yen	Citibank NA	112.00	May 2015	USD	1,700,000	29,070	(15,924)
U.S. Dollar versus Japanese Yen	Citibank NA	99.00	Sep 2015	USD	13,300,000	131,957	(41,882)
U.S. Dollar versus Japanese Yen	Credit Suisse International	112.00	Jan 2015	USD	5,800,000	41,267	(8,416)
U.S. Dollar versus Japanese Yen	Credit Suisse International	111.40	May 2015	USD	2,600,000	35,828	(21,570)
U.S. Dollar versus Japanese Yen	Deutsche Bank AG	112.85	Mar 2015	USD	3,200,000	41,728	(22,781)
U.S. Dollar versus Japanese Yen	Deutsche Bank AG	112.50	May 2015	USD	4,500,000	51,075	(48,402)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	112.60	Feb 2015	USD	6,100,000	60,085	(22,729)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	112.00	May 2015	USD	900,000	15,255	(8,430)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	109.00	Nov 2015	USD	4,400,000	84,150	(63,470)
U.S. Dollar versus Japanese Yen	Societe Generale	109.00	Nov 2015	USD	4,700,000	80,163	(69,983)
U.S. Dollar versus Japanese Yen	UBS AG	115.00	Dec 2014	USD	900,000	3,960	(1,843)
U.S. Dollar versus Japanese Yen	UBS AG	110.50	Dec 2014	USD	4,000,000	23,400	(4)
U.S. Dollar versus Japanese Yen	UBS AG	110.00	Dec 2014	USD	4,000,000	18,300	(4)
U.S. Dollar versus Japanese Yen	UBS AG	112.50	Jan 2015	USD	9,200,000	71,990	(11,739)
U.S. Dollar versus Japanese Yen	UBS AG	110.50	Jan 2015	USD	3,200,000	30,800	(992)
U.S. Dollar versus Japanese Yen	UBS AG	112.50	Feb 2015	USD	3,200,000	29,520	(10,944)
U.S. Dollar versus Japanese Yen	UBS AG	110.00	May 2015	USD	6,000,000	69,600	(37,332)
U.S. Dollar versus Japanese Yen	UBS Securities LLC	111.50	Feb 2015	USD	2,000,000	16,150	(4,702)
U.S. Dollar versus Japanese Yen	UBS Securities LLC	112.00	Feb 2015	USD	1,600,000	16,080	(4,427)
U.S. Dollar versus Japanese Yen	UBS Securities LLC	100.00	Jul 2015	USD	5,800,000	37,120	(9,674)
U.S. Dollar versus Mexican Peso	Bank of America NA	13.45	Jan 2015	USD	2,200,000	11,066	(3,705)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.20	Jan 2015	USD	3,300,000	12,870	(756)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.35	Feb 2015	USD	1,900,000	10,308	(3,477)
						$1,561,020	($833,062)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

			Floating Rate	Pay/Receive	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value
Global Bond Fund	Puts
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	$399,000	($134,942)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(83,535)
									$644,040	($218,477)

Real Return Bond Fund
The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

			Floating Rate	Pay/Receive	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value
Real Return Bond
Fund	Calls
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.00%	Dec 2014	EUR	4,600,000	$8,929	($51,716)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.30%	Feb 2015	USD	5,700,000	25,950	(45,914)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Feb 2015	USD	14,100,000	68,085	(113,575)
									$102,964	($211,205)
	Puts
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.500%	Dec 2014	EUR	4,600,000	$19,048	($1)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.750%	Feb 2015	USD	5,700,000	30,308	(12,318)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.750%	Feb 2015	USD	14,100,000	74,100	(30,470)
									$123,456	($42,789)

Total Return Fund
The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

			Floating Rate	Pay/Receive	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value
Total Return Fund	Calls
	5-Year Interest Rate Swap	BNP Paribas SA	3-Month EURIBOR	Receive	0.45%	Dec 2014	EUR	8,700,000	$8,695	($27,930)
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.70%	Dec 2014	USD	9,200,000	19,320	(25,581)
	5-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	1.80%	Dec 2014	USD	15,800,000	28,156	(116,094)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.58%	Nov 2014	USD	2,100,000	3,885	-
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.80%	Dec 2014	USD	39,000,000	69,225	(286,560)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.95%	Mar 2015	EUR	5,200,000	13,477	(61,139)
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	1.20%	Jan 2015	EUR	3,000,000	16,229	(98,996)
									$158,987	($616,300)
	Puts
	2-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	2.80%	Jan 2018	USD	10,100,000	$126,250	($110,439)
	5-Year Interest Rate Swap	BNP Paribas SA	3-Month EURIBOR	Receive	0.63%	Dec 2014	EUR	8,700,000	5,253	(1)
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.05%	Dec 2014	USD	9,200,000	41,492	(1)
	5-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	2.10%	Dec 2014	USD	15,700,000	78,500	(2)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.13%	Nov 2014	USD	20,000,000	4,396	(2)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.03%	Nov 2014	USD	2,200,000	1,100	-
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.15%	Dec 2014	USD	39,000,000	148,200	(4)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.77%	Jan 2015	USD	25,400,000	3,556	(99)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.60%	Sep 2015	USD	23,400,000	307,125	(117,491)
	5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.52%	Sep 2015	USD	65,100,000	569,625	(398,607)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	1.55%	Mar 2015	EUR	5,200,000	43,126	(3,599)
	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	1.60%	Jan 2015	EUR	3,000,000	31,647	(24)
	10-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.82%	Jan 2015	USD	300,000	1,403	(235)
	10-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.80%	Feb 2015	USD	15,500,000	247,225	(14,821)
	30-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	3.00%	Jan 2015	USD	7,700,000	241,960	(91,340)
	30-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	3.32%	Jan 2015	USD	8,300,000	84,660	(7,098)
	30-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	3.30%	Jan 2015	USD	4,400,000	50,600	(8,683)
									$1,986,118	($752,446)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund
The fund used credit default swaptions to take a long postion in the exposure of the benchmark credit.

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Global Bond Fund	PUTS
	5-Year Credit Default Swap	Goldman Sachs International	CDX ITRAXX MAIN21	Sell	0.85%	Dec 2014	EUR	7,900,000	$21,997	($12)
	5-Year Credit Default Swap	Goldman Sachs International	CDX ITRAXX MAIN21	Sell	0.95%	Dec 2014	EUR	7,700,000	14,523	(5)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX ITRAXX MAIN21	Sell	0.95%	Dec 2014	EUR	1,700,000	2,989	(1)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX IG22	Sell	0.90%	Dec 2014	USD	2,700,000	3,780	(4)
									$43,289	($22)

Real Return Bond Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Real Return Bond Fund	Calls
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN22	Sell	0.60%	Jan 2015	EUR	600,000	$1,165	($1,617)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	0.55%	Feb 2015	EUR	2,200,000	1,656	(3,712)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	0.60%	Jan 2015	EUR	1,600,000	2,552	(4,310)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Sell	0.60%	Jan 2015	EUR	1,000,000	1,216	(2,694)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN22	Sell	0.55%	Feb 2015	EUR	300,000	263	(506)
									$6,852	($12,839)

Puts
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG22	Sell	0.95%	Dec 2014	USD	300,000	548	-
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG23	Sell	1.20%	Dec 2014	USD	1,200,000	1,200	-
5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN22	Sell	0.90%	Jan 2015	EUR	600,000	1,015	(102)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.85%	Dec 2014	USD	2,400,000	2,820	(9)
5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.90%	Dec 2014	USD	300,000	345	-
5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.95%	Dec 2014	USD	700,000	1,426	-
5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	1.00%	Dec 2014	USD	300,000	591	-
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	0.85%	Feb 2015	EUR	2,200,000	4,485	(1,472)
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	1.00%	Jan 2015	EUR	1,600,000	3,797	(152)
5-Year Credit Default Swap	Credit Suisse International	ITRAXX.MAIN22	Sell	0.75%	Dec 2014	EUR	8,600,000	2,414	(649)
5-Year Credit Default Swap	Goldman Sachs International	CDX.IG22	Sell	0.90%	Jan 2015	USD	700,000	1,029	(52)
5-Year Credit Default Swap	Goldman Sachs International	CDX.IG22	Sell	0.90%	Dec 2014	USD	600,000	555	(1)
5-Year Credit Default Swap	Goldman Sachs International	CDX.IG23	Sell	1.20%	Dec 2014	USD	400,000	300	-
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	0.85%	Dec 2014	EUR	1,500,000	4,196	(2)
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN21	Sell	0.95%	Dec 2014	EUR	4,200,000	8,018	(3)
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Sell	1.00%	Jan 2015	EUR	1,000,000	2,753	(95)
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Sell	1.10%	Jan 2015	EUR	400,000	1,009	(15)
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Sell	1.20%	Jan 2015	EUR	1,300,000	3,234	(18)
5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.85%	Dec 2014	USD	2,800,000	3,220	(10)
5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.90%	Dec 2014	USD	2,800,000	4,540	(4)
5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.95%	Dec 2014	USD	1,100,000	1,943	(1)
5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN22	Sell	0.85%	Feb 2015	EUR	300,000	602	(201)
5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.95%	Dec 2014	EUR	300,000	528	-
								$50,568	($2,786)

Total Return Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit and gain exposure to credit index.

				Buy/Sell	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value
Total Return Fund	Calls
	5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.MAIN22	Buy	0.60%	Jan 2015	EUR	3,200,000	$3,837	($5,400)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Buy	0.60%	Jan 2015	EUR	2,900,000	2,183	(4,893)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Buy	0.55%	Feb 2015	EUR	1,400,000	1,228	(2,362)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Buy	0.60%	Jan 2015	EUR	3,100,000	4,351	(8,352)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN22	Buy	0.55%	Feb 2015	EUR	6,200,000	10,796	(16,704)
	5-Year Credit Default Swap	JPMorgan Securities	ITRAXX.MAIN22	Buy	0.60%	Jan 2015	EUR	3,100,000	3,771	(8,352)
	5-Year Credit Default Swap	Societe Generale	ITRAXX.MAIN22	Buy	0.60%	Jan 2015	EUR	1,600,000	2,848	(4,311)
	5-Year Credit Default Swap	Societe Generale	ITRAXX.MAIN22	Buy	0.55%	Feb 2015	EUR	3,200,000	6,216	(8,621)
									$35,230	($58,995)
	Puts
	5-Year Credit Default Swap	Bank of America	CDX.IG22	Sell	0.85%	Dec 2014	USD	6,800,000	$7,990	($24)
	5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.MAIN22	Sell	0.90%	Jan 2015	EUR	4,500,000	5,625	(2)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.95%	Dec 2014	USD	5,800,000	6,600	(8)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.90%	Dec 2014	USD	3,200,000	5,829	(2,142)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	1.00%	Jan 2015	EUR	2,900,000	5,912	(1,941)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	0.90%	Jan 2015	EUR	1,800,000	4,542	(66)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN22	Sell	0.85%	Feb 2015	EUR	1,400,000	2,808	(937)
	5-Year Credit Default Swap	Goldman Sachs & Company	ITRAXX.MAIN22	Sell	1.10%	Jan 2015	EUR	3,700,000	9,154	(51)
	5-Year Credit Default Swap	Goldman Sachs & Company	ITRAXX.MAIN22	Sell	1.20%	Jan 2015	EUR	3,100,000	8,702	(296)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.MAIN22	Sell	1.00%	Jan 2015	EUR	2,300,000	5,459	(219)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN22	Sell	0.85%	Feb 2015	EUR	3,100,000	8,534	(296)
	5-Year Credit Default Swap	JPMorgan Securities	ITRAXX.MAIN22	Sell	1.00%	Jan 2015	EUR	3,900,000	7,619	(663)
	5-Year Credit Default Swap	Societe Generale	ITRAXX.MAIN22	Sell	0.90%	Jan 2015	EUR	3,200,000	5,414	(544)
	5-Year Credit Default Swap	Societe Generale	ITRAXX.MAIN22	Sell	0.85%	Feb 2015	EUR	1,600,000	2,498	(272)
									$86,686	($7,461)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

			Initial		Expiration
Fund	Description	Counterparty	Index	Exercise Index	Date		Notional Amount	Premium	Value
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	$1,700,000	$21,930	($359)
								$21,930	($359)

Real Return Bond Fund
The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

			Initial		Expiration
Fund	Description	Counterparty	Index	Exercise Index	Date		Notional Amount	Premium	Value
Real Return Bond Fund	Floor- OTC CPURNSA	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	$23,900,000	$213,520	($4,192)
	Index Floor- OTC CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(2,661)
								$222,250	($6,853)

Total Return Fund
The fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

			Initial		Expiration
Fund	Description	Counterparty	Index	Exercise Index	Date		Notional Amount	Premium	Value
Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	$1,600,000	$12,000	($256)
	Floor-OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(721)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(1,929)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(866)
								$201,050	($3,773)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure) or “cap”.

Real Return Bond Fund
The fund used inflation capped options to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

			Initial		Expiration
Fund	Description	Counterparty	Index	Exercise Index	Date		Notional Amount	Premium	Value
Real Return Bond Fund	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	233.916	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2024	USD	$5,700,000	$41,467	($13,578)
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	234.781	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	May 2024	USD	500,000	3,475	(1,232)
								$44,942	($14,810)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of November 30, 2014. In addition, the tables detail how the funds used interest rate swap contracts during the period ended November 30, 2014.

Global Bond Fund
The fund used interest rate swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Made by Fund	Fund	Date	(Received)	(Depreciation)	Value
Global Bond Fund
	Barclays Bank	8,200,000	MXN	$634,528	MXN-TIIE-Banxico	Fixed 7.140%	Apr 2034	-	$29,126	$29,126
	Credit Suisse International	114,500,000	MXN	8,552,563	MXN-TIIE-Banxico	Fixed 4.620%	Sep 2016	-	40,552	40,552
	Deutsche Bank AG	75,300,000	BRL	28,367,551	BRL-CDI	Fixed 11.680%	Jan 2021	($13,140)	359,765	346,625
	Deutsche Bank AG	9,000,000	MXN	694,578	MXN-TIIE-Banxico	Fixed 7.380%	Feb 2029	40,257	24,757	65,014
	Deutsche Bank AG	7,800,000	MXN	599,021	MXN-TIIE-Banxico	Fixed 6.600%	May 2029	(6,133)	17,414	11,281
	Goldman Sachs Bank USA	6,500,000	MXN	502,561	MXN-TIIE-Banxico	Fixed 7.150%	Apr 2034	-	23,565	23,565
	Goldman Sachs Bank USA	9,000,000	MXN	693,308	MXN-TIIE-Banxico	Fixed 6.980%	May 2034	-	18,281	18,281
	HSBC Bank	6,000,000	MXN	463,052	MXN-TIIE-Banxico	Fixed 7.380%	Feb 2029	28,360	14,982	43,342
	UBS AG	88,000,000	BRL	64,289,924	BRL-Interbank-Deposit-Rate-Annualized	Fixed 10.910%	Jan 2017	(6,971)	(264,143)	(271,114)
	UBS AG	40,400,000	MXN	3,061,177	MXN-TIIE-Banxico	Fixed 5.610%	Jul 2021	(22,640)	63,073	40,433

Exchange Cleared
Swaps
	281,000,000	MXN	21,265,325	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(34,518)	83,932	49,414
	100,500,000	USD	100,500,000	Fixed 1.000%	USD-LIBOR-BBA	Sep 2016	(347,231)	(513,693)	(860,924)
	59,200,000	GBP	100,426,713	Fixed 1.750%	GBP-LIBOR-BBA	Dec 2016	191,295	(1,160,301)	(969,006)
	19,100,000	GBP	30,768,190	Fixed 1.500%	GBP-LIBOR-BBA	Dec 2016	(101,989)	(220,853)	(322,842)
	5,900,000	USD	5,900,000	Fixed 0.750%	USD-LIBOR-BBA	Dec 2016	16,179	(19,432)	(3,253)
	2,400,000	GBP	3,891,240	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2017	5,059	(38,007)	(32,948)
	66,400,000	USD	66,400,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2017	201,994	(408,691)	(206,697)
	9,500,000	GBP	15,556,251	Fixed 2.250%	GBP-LIBOR-BBA	Dec 2019	(23,438)	(515,989)	(539,427)
	43,000,000	USD	43,000,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2021	(205,627)	(1,803,642)	(2,009,269)
	85,300,000	MXN	6,588,795	MXN-TIIE-Banxico	Fixed 5.610%	Jul 2021	32,273	53,664	85,937
	1,770,000,000	JPY	15,327,117	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(119,753)	(41,838)	(161,591)
	24,300,000	USD	24,300,000	USD-LIBOR-BBA	Fixed 3.000%	Jun 2023	(1,358,516)	1,469,754	111,238
	3,400,000	USD	3,400,000	USD-LIBOR-BBA	Fixed 4.500%	Jun 2024	(18,180)	235,693	217,513
	6,600,000	USD	6,600,000	Fixed 3.000%	USD-LIBOR-BBA	Dec 2024	(70,415)	(331,261)	(401,676)
	4,520,000,000	JPY	44,169,537	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	203,445	2,026,230	2,229,675
	1,700,000	EUR	2,169,200	Fixed 2.307%	EUR-EURIBOR- Reuters	Oct 2044	-	(72,404)	(72,404)
	3,200,000	EUR	4,120,159	Fixed 2.000%	EUR-EURIBOR- Reuters	Mar 2045	67,391	(421,382)	(353,991)
	1,000,000	GBP	1,660,901	Fixed 3.000%	GBP-LIBOR-BBA	Sep 2045	(39,171)	(139,184)	(178,355)
			$603,901,691				($1,581,469)	($1,490,032)	($3,071,501)

Investment Quality Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Made by Fund	Fund	Date	(Received)	(Depreciation)	Value
Investment Quality
Bond Fund
	JP Morgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($572,815)	($572,815)
	JP Morgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	(113,821)	(113,821)
				$3,405,000				-	($686,636)	($686,636)

Real Return Bond Fund
The fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

								Unamortized
						Payments		Upfront	Unrealized
		Notional		USD Notional	Payments	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Made by Fund	Fund	Date	(Received)	(Depreciation)	Value
Real Return Bond Fund
	Barclays	300,000	AUD	$269,685	AUD-BBR-BBSW	Fixed 4.000%	Jun 2019	$263	$12,720	$12,983
	Deutsche Bank	1,100,000	AUD	993,190	AUD-BBR-BBSW	Fixed 4.000%	Jun 2019	1,141	46,465	47,606
	Deutsche Bank	667,403	BRL	742,682	BRL-CDI	Fixed 11.160%	Jan 2021	281	(4,026)	(3,745)
	Goldman Sachs	2,025,320	BRL	2,109,453	Fixed 11.500%	BRL-CDI	Jan 2021	(5,521)	(5,548)	(11,069)
	Morgan Stanley Capital Services, Inc.	2,264,759	BRL	1,408,131	BRL-CDI	Fixed 10.910%	Jan 2017	(1,443)	(8,108)	(9,551)
	Morgan Stanley Capital Services, Inc.	1,623,247	BRL	1,757,126	BRL-CDI	Fixed 12.230%	Jan 2021	357	51,954	52,311
	UBS AG	41,399,922	BRL	25,204,033	BRL-CDI	Fixed 8.150%	Jan 2017	(52,089)	(1,573,273)	(1,625,362)
	UBS AG	40,000,000	MXN	2,948,113	MXN-TIIE-Banxico	Fixed 5.630%	Oct 2021	(12,434)	45,461	33,027
	UBS AG	29,000,000	MXN	2,145,248	MXN-TIIE-Banxico	Fixed 5.675%	Nov 2021	-	30,379	30,379
Exchange Cleared
Swaps
		576,600,000	MXN	43,463,600	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(61,217)	162,613	101,396
		140,000,000	MXN	10,569,429	MXN-TIIE-Banxico	Fixed 4.310%	Sep 2016	(23,379)	47,603	24,224
		12,000,000	MXN	881,656	MXN-TIIE-Banxico	Fixed 5.630%	Oct 2021	5,311	4,603	9,914
		6,400,000	MXN	470,217	MXN-TIIE-Banxico	Fixed 5.560%	Nov 2021	-	2,900	2,900
		70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(8,924)	(17,863)	(26,787)
		500,000	EUR	683,675	Fixed 2.000%	EUR-EURIBOR- Reuters	Jan 2024	(3,746)	(72,268)	(76,014)

2,400,000	USD	2,400,000	Fixed 3.000%	USD-LIBOR-BBA	Dec 2024	(72,744)	(73,320)	(146,064)
9,600,000	USD	9,600,000	Fixed 2.750%	3 Month LIBOR	Jun 2043	541,302	(405,129)	136,173
6,600,000	USD	6,600,000	Fixed 3.500%	3 Month LIBOR	Dec 2043	239,491	(1,186,489)	(946,998)
1,400,000	USD	1,400,000	Fixed 3.750%	USD-LIBOR-BBA	Jun 2044	(79,462)	(197,300)	(276,762)
6,700,000	USD	6,700,000	Fixed 3.500%	USD-LIBOR-BBA	Dec 2044	(260,790)	(596,850)	(857,640)
7,500,000	EUR	9,801,235	Fixed 2.000%	EUR-EURIBOR- Reuters	Mar 2045	98,916	(928,583)	(829,667)
		$130,858,530				$305,313	($4,664,059)	($4,358,746)

Total Return Fund
The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased.

						Payments		Unamortized Upfront	Unrealized
		Notional		USD Notional		Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Payments Made by Fund	Fund	Date	(Received)	(Depreciation)	Value
Total Return Fund
	Bank of America N.A	44,400,000	MXN	$3,284,449	MXN-TIIE-Banxico	Fixed 6.320%	Nov 2019	-	$9,033	$9,033
	Bank of America N.A	4,827,643	BRL	5,389,907	BRL-CDI	Fixed 12.055%	Jan 2021	$2,106	121,564	123,670
	Bank of America N.A.	12,000,000	MXN	897,263	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	(2,641)	35,946	33,305
	BNP Paribas	58,782,895	BRL	33,059,483	BRL-CDI	Fixed 11.470%	Jan 2017	45,586	27,414	73,000
	BNP Paribas	1,826,418	BRL	988,807	BRL-CDI	Fixed 10.910%	Jan 2017	(10,753)	3,051	(7,702)
	BNP Paribas	4,413,571	BRL	4,634,075	Fixed 11.000%	BRL-CDI	Jan 2021	6,253	40,304	46,557
	BNP Paribas	3,700,000	MXN	291,440	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(4,079)	5,552	1,473
	Citibank N.A	29,921,234	BRL	31,958,674	BRL-CDI	Fixed 11.500%	Jan 2021	165,018	(1,484)	163,534
	Credit Suisse International	81,000,000	USD	81,000,000	Federal Fund Effective Rate US	Fixed 0.087%	Dec 2014	-	(6,204)	(6,204)
	Credit Suisse International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.330%	Nov 2019	-	6,375	6,375
	Deutsche Bank AG	863,396	BRL	475,248	BRL-CDI	Fixed 11.470%	Jan 2017	(193)	1,265	1,072
	Deutsche Bank AG	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	(3,769)	34,299	30,530
	Deutsche Bank AG	1,645,787	BRL	1,827,634	BRL-CDI	Fixed 12.055%	Jan 2021	4,615	37,545	42,160

Deutsche Bank AG	8,438,687	BRL	9,063,173	BRL-CDI	Fixed 11.680%	Jan 2021	18,117	84,996	103,113
Deutsche Bank AG	624,445	BRL	673,267	BRL-CDI	Fixed 12.000%	Jan 2021	522	12,573	13,095
Deutsche Bank AG	7,500,000	MXN	587,811	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(10,844)	13,830	2,986
Deutsche Bank AG	15,900,000	MXN	1,225,575	MXN-TIIE-Banxico	Fixed 7.020%	Jun 2034	11,493	26,937	38,430
Deutsche Bank AG	20,000,000	MXN	1,541,426	MXN-TIIE-Banxico	Fixed 6.810%	Jun 2034	2,171	13,891	16,062
Goldman Sachs	59,934,090	BRL	33,776,104	BRL-CDI	Fixed 11.470%	Jan 2017	64,105	10,325	74,430
Goldman Sachs	292,227	BRL	162,338	BRL-CDI	Fixed 10.910%	Jan 2017	(1,310)	78	(1,232)
Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(16,445)	19,551	3,106
HSBC Bank USA	30,300,000	MXN	2,208,085	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(2,671)	81,252	78,581
HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.750%	Feb 2018	(23,613)	63,438	39,825
HSBC Bank USA	35,000,000	MXN	2,714,599	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(38,133)	84,771	46,638
HSBC Bank USA	2,011,518	BRL	2,243,067	BRL-CDI	Fixed 12.055%	Jan 2021	11,473	40,056	51,529
HSBC Bank USA	9,400,000	MXN	740,459	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(13,287)	17,030	3,743
HSBC Bank USA	49,700,000	MXN	3,798,896	MXN-TIIE-Banxico	Fixed 6.570%	Apr 2024	-	209,334	209,334
JPMorgan Chase Bank, N.A.	23,023,900	BRL	12,914,226	BRL-CDI	Fixed 11.470%	Jan 2017	21,475	7,117	28,592
JPMorgan Chase Bank, N.A.	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	(3,080)	33,610	30,530
JPMorgan Chase Bank, N.A.	4,795,772	BRL	5,218,373	BRL-CDI	Fixed 12.330%	Jan 2021	-	152,329	152,329
JPMorgan Chase Bank, N.A.	8,100,000	MXN	610,305	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	(32,827)	46,321	13,494
Morgan Stanley Capital Services, Inc.	21,900,000	MXN	1,698,563	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(25,197)	54,379	29,182
Morgan Stanley Capital Services, Inc.	365,731	BRL	399,281	BRL-CDI	Fixed 12.055%	Jan 2021	1,546	7,823	9,369
Morgan Stanley Capital Services, Inc.	3,339,081	BRL	3,655,180	BRL-CDI	Fixed 12.560%	Jan 2021	34,148	120,328	154,476
USB AG	75,345	BRL	79,280	BRL-CDI	Fixed 11.680%	Jan 2021	(835)	1,756	921
USB AG	128,900,000	MXN	9,565,508	MXN-TIIE-Banxico	Fixed 5.840%	Sep 2021	27,826	200,470	228,296
Exchange Cleared Swaps
		GBP		Fixed 1.880%	GBP-LIBOR-BBA	Oct 2017		(325,071)

18,100,000		28,914,754				-		(325,071)
9,900,000	GBP	15,934,049	Fixed 1.510%	GBP-LIBOR-BBA	Oct 2016	99	(67,580)	(67,481)
43,200,000	GBP	69,012,010	Fixed 1.590%	GBP-LIBOR-BBA	Oct 2016	863	(350,752)	(349,889)
10,900,000	GBP	17,407,367	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2016	(74,972)	(67,359)	(142,331)
42,100,000	GBP	67,254,760	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2016	(138,342)	(411,393)	(549,735)
3,320,000,000	JPY	28,747,988	Fixed 0.50%	JPY-LIBOR-BBA	Sep 2021	(204,453)	(98,664)	(303,117)
266,700,000	MXN	20,574,736	MXN-TIIE-Banxico	Fixed 6.810%	Jun 2034	127,339	89,673	217,012
60,400,000	MXN	4,655,644	MXN-TIIE-Banxico	Fixed 7.020%	Jun 2034	21,004	125,258	146,262
71,200,000	MXN	5,284,696	MXN-TIIE-Banxico	Fixed 6.915%	Sep 2029	95,045	157,328	252,373
7,600,000	MXN	556,003	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	13,200	(539)	12,661
3,300,000	MXN	241,422	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	1,322	(8)	1,314
42,500,000	MXN	3,215,365	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(114,325)	99,677	(14,648)
45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.870%	Sep 2021	-	84,796	84,796
232,200,000	MXN	17,248,353	MXN-TIIE-Banxico	Fixed 5.840%	Sep 2021	20,190	392,117	412,307
65,100,000	MXN	4,902,976	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	145,892	114,278	260,170
33,000,000	MXN	2,477,417	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	64,696	27,207	91,903
59,100,000	MXN	4,388,912	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	36,308	42,444	78,752
99,700,000	MXN	7,461,069	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	205,573	53,244	258,817
34,900,000	USD	34,900,000	Fixed 3.500%	3 Month Libor	Dec 2043	1,663,678	(6,671,284)	(5,007,606)
1,000,000	USD	1,000,000	Fixed 2.800%	USD-LIBOR-BBA	Dec 2043	46,504	(42,058)	4,446
102,500,000	USD	102,500,000	Fixed 2.750%	3 Month Libor	Jun 2043	7,039,027	(5,585,095)	1,453,932
33,600,000	USD	33,600,000	Fixed 2.550%	USD-LIBOR-BBA	Oct 2024	(126,038)	(706,018)	(832,056)
13,900,000	USD	13,900,000	USD-LIBOR-BBA	Fixed 4.000%	Jun 2024	229,012	356,778	585,790
200,000	USD	200,000	Fixed 1.750%	USD-LIBOR-BBA	Mar 2020	1,239	(769)	470
86,300,000	USD	86,300,000	Fixed 1.780%	USD-LIBOR-BBA	Dec 2019	-	-	-

104,100,000	USD	104,100,000	Federal Fund Effective Rate US	Fixed 1.000%	Oct 2017	(122,697)	(213,723)	(336,420)
112,500,000	USD	112,500,000	Federal Fund Effective Rate US	Fixed 0.089%	Feb 2015	(433)	3,848	3,415
		$1,055,215,090				$9,156,508	($11,376,810)	($2,220,302)

Currency swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held as of November 30, 2014, and the range of notional contracts amounts held by the funds during the period ended November 30, 2014. In addition, the tables detail how the funds used currency swap contracts during the period ended November 30, 2014.

Global Bond Fund
The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.

					Notional		Notional
					Amount of		Amount of	Unamortized	Unrealized
				Maturity	Currency		Currency	Upfront	Appreciation	Market
Fund	Counterparty	Pay	Receive	Date*	Received		Delivered	Payment	(Depreciation)	Value
Global Bond
Fund
	Bank of America N.A	Floating rate equal to 3 Month USD- LIBOR based on the notional amount of the currency delivered	Floating rate equal to 3 Month EURIBOR less 0.100% based on the notional amount of the currency received	Dec 2019	2,600,000	EUR	$3,425,500	$1,035	($181,683)	($180,648)
	Citi Bank N.A.	Floating rate equal to 3 Month USD- LIBOR based on the notional amount of the currency delivered	Floating rate equal to 3 Month EURIBOR less 0.100% based on the notional amount of the currency received	Dec 2019	14,700,000	EUR	19,367,250	(81,023)	(940,334)	(1,021,357)
	Goldman Sachs International	Floating rate equal to 3 Month USD- LIBOR based on the notional amount of the currency delivered	Floating rate equal to 3 Month EURIBOR less 0.100% based on the notional amount of the currency received	Dec 2019	7,400,000	EUR	9,750,980	(95,372)	(420,261)	(515,633)

BNP Paribas	Floating rate equal	Floating rate equal	Dec 2019	18,300,000	EUR	24,131,753	(122,792)	(1,170,196)	(1,292,988)
	to 3 Month USD-	to 3 Month
	LIBOR based on	EURIBOR less
	the notional	0.100% based on
	amount of the	the notional amount
	currency delivered	of the currency
received
Deutsche Bank AG	Floating rate equal	Floating rate equal	Dec 2019	10,200,000	EUR	13,438,500	(201,220)	(507,477)	(708,697)
	to 3 Month USD-	to 3 Month
	LIBOR based on	EURIBOR less
	the notional	0.100% based on
	amount of the	the notional amount
	currency delivered	of the currency
received
Credit Suisse International	Floating rate equal to 3 Month USD- LIBOR based on the notional amount of the currency delivered	Floating rate equal to CHF 3 Month LIBOR less 0.2225% based on the notional amount of the currency received	Dec 2016	1,500,000	CHF	1,601,196	8,247	(57,625)	(49,378)
UBS AG Stamford	Floating rate equal	Floating rate equal	Dec 2016	4,200,000	CHF	4,488,138	9,607	(152,879)	(143,272)
	to 3 Month USD-	to CHF 3 Month
	LIBOR based on	LIBOR less 0.2225%
	the notional	based on the
	amount of the	notional amount of
	currency delivered	the currency
received
UBS AG Stamford	Floating rate equal	Floating rate equal	Dec 2016	2,800,000	CHF	2,986,348	2,391	(92,457)	(90,066)
	to 3 Month USD-	to CHF 3 Month
	LIBOR based on	LIBOR less 0.23%
	the notional	based on the
	amount of the	notional amount of
	currency delivered	the currency
received
Deutsche Bank AG	Floating rate equal	Floating rate equal	Dec 2016	2,800,000	CHF	2,997,859	(9,120)	(91,777)	(100,897)
	to 3 Month USD-	to CHF 3 Month
	LIBOR based on	LIBOR less 0.2185%
	the notional	based on the
	amount of the	notional amount of
	currency delivered	the currency
received
UBS AG Stamford	Floating rate equal	Floating rate equal	Dec 2016	2,800,000	CHF	2,992,092	2,240	(96,869)	(94,629)
	to 3 Month USD-	to CHF 3 Month
	LIBOR based on	LIBOR less 0.21%
	the notional	based on the
	amount of the	notional amount of
	currency delivered	the currency
received
						$85,179,616	($486,007)	($3,711,558)	($4,197,565)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts the funds held as of November 30, 2014. In addition, the tables detail how the funds used credit default swap contracts as buyer of protection.

Global Bond Fund
The fund used credit default swaps to manage against potential credit events.

								Unamortized
					USD			Upfront	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Intuit Inc.	2,000,000.00	USD	$2,000,000	(1.380)%	Mar 2017	-	($52,094)	($52,094)
					$2,000,000			-	($52,094)	($52,094)

Investment Quality Bond Fund
The fund used credit default swaps to manage against potential credit events and to gain exposure to security or credit index.

								Unamortized
					USD			Upfront	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value
Investment
Quality Bond Fund
	Goldman Sachs International	Darden Restaurants, Inc.	1,025,000	USD	$1,025,000	(1.000)%	Dec 2019	$36,406	($2,823)	$33,583
	Goldman Sachs International	Republic of Ukraine	260,000	USD	260,000	(5.000)%	Dec 2019	80,843	3,218	84,061
	Goldman Sachs International	Republic of Ukraine	130,000	USD	130,000	(5.000)%	Dec 2019	39,833	2,197	42,030
	Goldman Sachs International	Republic of Ukraine	130,000	USD	130,000	(5.000)%	Dec 2019	42,978	(948)	42,030
	Goldman Sachs International	Republic of Ukraine	130,000	USD	130,000	(5.000)%	Dec 2019	42,988	(958)	42,030

Exchange Cleared Swaps
	CDX-NAHYS22V2- 5Y	7,850,700	USD	7,850,700	(5.000)%	Jun 2019	(522,691)	(163,151)	(685,842)
	CDX-NAHYS23V1- 5Y	4,300,000	USD	4,300,000	(5.000)%	Dec 2019	(260,273)	(95,851)	(356,124)
	ITRAXX- XOVERS22V1-5Y	3,855,000	EUR	4,867,156	(5.000)%	Dec 2019	(324,182)	(108,271)	(432,453)
				$18,692,856			($864,098)	($366,587)	($1,230,685)

Real Return Bond Fund
The fund used credit default swaps to manage against potential credit events.

								Unamortized
					USD			Upfront	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($755)	($1,609)	($2,364)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(15,160)	(15,160)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(38,268)	(38,268)
					$2,095,000			($755)	($55,037)	($55,792)

Spectrum Income Fund
The fund used credit default swaps to manage against potential credit events.

								Unamortized
					USD			Upfront	Unrealized
		Reference	Notional		Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value
Spectrum Income Fund
	JP Morgan Chase Bank, N.A.	United Utilites PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($527)	($771)	($1,298)
	JP Morgan Chase Bank, N.A.	People's Republic of China	100,000	USD	100,000	(4.000)%	Dec 2019	(1,179)	(99)	(1,278)
					$199,161			($1,706)	($870)	($2,576)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts the funds held as of November 30, 2014. In addition, the tables detail how the funds used credit swap contracts as seller of protection during the period ended November 30, 2014.

Global Bond Fund
The fund used credit default swaps to take a long position in the exposure of the benchmark credit.

			Implied						Unamortized
			Credit Spread						Upfront
			and/or Credit			USD			Payment	Unrealized
		Reference	Rating at	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	11-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Global Bond Fund
	Bank of America N.A.	Government of Japan	0.37%	5,400,000	USD	$5,400,000	1.000%	Jun 2018	$71,745	$58,805	$130,550
	Bank of America N.A.	Republic of Italy	1.05%	100,000	USD	100,000	1.000%	Jun 2019	(1,873)	1,858	(15)
	Bank of America N.A.	Republic of Italy	1.09%	100,000	USD	100,000	1.000%	Sep 2019	226	(425)	(199)
	Barclays Bank	People's Republic of China	0.64%	200,000	USD	200,000	1.000%	Mar 2019	(243)	3,649	3,406
	Barclays Bank	Republic of Italy	1.01%	3,300,000	USD	3,300,000	1.000%	Mar 2019	(51,660)	57,279	5,619
	BNP Paribas	Republic of Italy	1.09%	500,000	USD	500,000	1.000%	Sep 2019	791	(1,784)	(993)
	Citi Bank N.A.	Federative Republic of Brazil	1.33%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(73,087)	48,149	(24,938)
	Citi Bank N.A.	Republic of Italy	1.09%	500,000	USD	500,000	1.000%	Sep 2019	1,132	(2,125)	(993)
	Deutsche Bank AG	Federative Republic of Brazil	1.47%	100,000	USD	100,000	1.000%	Sep 2019	(2,768)	785	(1,983)
	Deutsche Bank AG	Republic of Italy	1.01%	7,800,000	USD	7,800,000	1.000%	Mar 2019	(146,438)	159,719	13,281
	Deutsche Bank AG	Republic of Italy	1.09%	700,000	USD	700,000	1.000%	Sep 2019	1,266	(2,656)	(1,390)
	Goldman Sachs International	Government of Japan	0.37%	5,400,000	USD	5,400,000	1.000%	Jun 2018	68,477	62,073	130,550
	Goldman Sachs International	United Mexican States	0.79%	600,000	USD	600,000	1.000%	Sep 2019	4,952	1,989	6,941
	HSBC Bank	Federative Republic of Brazil	1.47%	400,000	USD	400,000	1.000%	Sep 2019	(10,810)	2,880	(7,930)
	HSBC Bank	United Mexican States	0.79%	400,000	USD	400,000	1.000%	Sep 2019	3,209	1,418	4,627
	JPMorgan Chase Bank	Federative Republic of Brazil	1.33%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(78,730)	47,809	(30,921)
	JPMorgan Chase Bank	People's Republic of China	0.64%	900,000	USD	900,000	1.000%	Mar 2019	2,569	12,757	15,326
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.33%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(70,775)	45,800	(24,975)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.47%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(35,372)	9,586	(25,786)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.37%	2,500,000	USD	2,500,000	1.000%	Jun 2018	31,430	29,010	60,440
	Morgan Stanley Capital Services, Inc.	People's Republic of China	0.64%	600,000	USD	600,000	1.000%	Mar 2019	733	9,474	10,207
						$37,600,000			($285,226)	$546,050	$260,824

Investment Quality Bond Fund
The fund used credit default swaps to take a long position in the exposure of the benchmark credit.

			Implied						Unamortized
			Credit Spread						Upfront
			and/or Credit			USD	(Pay)		Payment	Unrealized
		Reference	Rating at	Notional		Notional	/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	11-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Investment Quality
Bond Fund
	Bank of America N.A.	United Mexican States	0.83%	640,000	USD	$640,000	1.000%	Dec 2019	$6,493	$10	$6,503
	Goldman Sachs International	Republic of Turkey	1.62%	670,000	USD	670,000	1.000%	Dec 2019	(24,424)	5,816	(18,608)
Exchange Cleared
Swaps
		CDX-NAIGS23V1- 5Y	0.61%	645,000	USD	645,000	1.000%	Dec 2019	10,992	2,955	13,947
		ITRAXX- EUROPES22V1-5Y	0.58%	3,750,000	EUR	4,666,153	1.000%	Dec 2019	84,161	22,732	106,893
						$6,621,153			$77,222	$31,513	$108,735

Real Return Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit.

			Implied						Unamortized
			Credit Spread						Upfront
			and/or Credit			USD	(Pay)		Payment	Unrealized
		Reference	Rating at	Notional		Notional	/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	11-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Real Return Bond Fund
	Bank of America	Federative Republic of Brazil	1.33%	100,000	USD	$100,000	1.000%	Mar 2019	($4,309)	$3,122	($1,187)
	Bank of America	Russian Federation	3.11%	100,000	USD	100,000	1.000%	Mar 2019	(7,201)	(922)	(8,123)
	Bank of America	Republic of Indonesia	1.36%	400,000	USD	400,000	1.000%	Dec 2019	(9,082)	3,000	(6,082)
	Bank of America	Republic of South Africa	1.65%	700,000	USD	700,000	1.000%	Dec 2019	(30,143)	9,629	(20,514)
	Barclays Bank PLC	Hellenic Republic	9.11%	700,000	USD	700,000	1.000%	Jun 2016	(34,870)	(43,101)	(77,971)
	Barclays Bank PLC	Republic of Indonesia	1.36%	700,000	USD	700,000	1.000%	Dec 2019	(21,544)	10,888	(10,656)
	Citibank N.A	Republic of South Africa	1.65%	500,000	USD	500,000	1.000%	Dec 2019	(17,442)	2,789	(14,653)
	Deutsche Bank	Federative Republic of Brazil	1.33%	1,900,000	USD	1,900,000	1.000%	Mar 2019	(80,426)	57,870	(22,556)
	Deutsche Bank	Republic of Italy	1.01%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(47,422)	52,870	5,448
	Goldman Sachs	Hellenic Republic	9.05%	500,000	EUR	636,485	1.000%	Dec 2015	(21,892)	(26,459)	(48,351)
	Goldman Sachs	Hellenic Republic	8.45%	100,000	USD	100,000	1.000%	Dec 2016	(6,894)	(6,199)	(13,093)
	Goldman Sachs	Russian Federation	3.13%	200,000	USD	200,000	1.000%	Sep 2019	(10,244)	(7,835)	(18,079)
	HSBC Bank USA	Russian Federation	3.11%	300,000	USD	300,000	1.000%	Mar 2019	(21,531)	(2,843)	(24,374)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	1.60%	400,000	USD	400,000	1.000%	Sep 2015	(1,792)	611	(1,181)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.33%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(111,048)	80,182	(30,866)
	JPMorgan Chase Bank, N.A.	Russian Federation	3.13%	100,000	USD	100,000	1.000%	Sep 2019	(5,206)	(3,832)	(9,038)
	Morgan Stanley Capital Services, Inc.	Hellenic Republic	8.84%	300,000	EUR	411,285	1.000%	Jun 2015	(7,398)	(7,739)	(15,137)
Exchange Cleared
Swaps
		CDX.NA.HY.23	3.35%	5,100,000	USD	5,100,000	5.000%	Dec 2019	318,733	103,647	422,380
		CDX.NA.IG.23	0.61%	12,900,000	USD	12,900,000	1.000%	Dec 2019	177,435	90,007	267,442
		iTraxx Europe Series 22 Version 1	0.58%	7,200,000	EUR	9,126,179	1.000%	Dec 2019	151,862	53,532	205,394
		iTraxx Europe Series 21 Version 1	0.93%	4,100,000	EUR	5,692,033	1.000%	Jun 2024	(95,208)	137,378	42,170
						$45,865,982			$114,378	$506,595	$620,973

Spectrum Income Fund
The fund used credit default swaps to take a long position in the exposure of the benchmark credit.

			Implied						Unamortized
			Credit Spread						Upfront
			and/or Credit			USD			Payment	Unrealized
		Reference	Rating at	Notional		Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	11-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Spectrum Income
Fund
	JP Morgan Chase Bank, N.A.	Arab Republic of Egypt	1.76%	100,000	USD	$100,000	1.000%	Mar 2016	($3,231)	$2,428	($803)
	JP Morgan Chase Bank, N.A.	Humana, Inc.	0.43%	180,000	USD	180,000	4.000%	Dec 2018	903	3,515	4,418
						$280,000			($2,328)	$5,943	$3,615

Total Return Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.

									Unamortized
			Implied Credit						Upfront
			Spread and/or						Payment	Unrealized
		Reference	Credit Rating	Notional		USD Notional	(Pay)/Received	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Obligation	at 11-30-14	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value
Total Return Fund	Bank of America N.A.	Berkshire Hathaway, Inc.	0.07%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($1,862)	$32,308	$30,446
	Bank of America N.A.	Citigroup, Inc.	0.07%	1,800,000	USD	1,800,000	1.000%	Sep 2016	12,858	702	13,560
	Bank of America N.A.	Federative Republic of Brazil	0.18%	200,000	USD	200,000	1.000%	Dec 2019	(7,245)	11,738	4,493
	Bank of America N.A.	Metlife, Inc.	0.18%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(12,968)	16,113	3,145
	Bank of America N.A.	People's Republic of China	0.10%	500,000	USD	500,000	1.000%	Jun 2015	929	7,588	8,517
	Bank of America N.A.	People's Republic of China	0.10%	1,500,000	USD	1,500,000	1.000%	Jun 2015	2,655	2,076	4,731
	Bank of America N.A.	Prudential Financial, Inc.	0.10%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(14,696)	19,427	4,731
	Bank of America N.A.	Republic of Indonesia	0.03%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(9,691)	25,715	16,024
	Bank of America N.A.	Republic of Italy	0.41%	800,000	USD	800,000	1.000%	Sep 2016	6,872	(4,226)	2,646
	Bank of America N.A.	Russian Federation	0.41%	1,300,000	USD	1,300,000	1.000%	Dec 2019	(115,640)	118,286	2,646
	Bank of America N.A.	Russian Federation	0.41%	3,700,000	USD	3,700,000	1.000%	Mar 2019	(233,619)	256,379	22,760
	Bank of America N.A.	Russian Federation	0.41%	6,500,000	USD	6,500,000	1.000%	Dec 2014	(3,036)	12,034	8,998

Bank of America N.A.	United Mexican States	0.41%	2,000,000	USD	2,000,000	1.000%	Dec 2019	13,417	(10,771)	2,646
Bank of America N.A.	United Mexican States	0.41%	500,000	USD	500,000	1.000%	Sep 2015	(147)	2,793	2,646
Barclays Bank PLC	Federative Republic of Brazil	0.11%	500,000	USD	500,000	1.000%	Jun 2015	(760)	4,257	3,497
Barclays Bank PLC	General Electric Capital Corporation	0.11%	1,800,000	USD	1,800,000	1.000%	Sep 2016	11,884	(5,539)	6,345
Barclays Bank PLC	Petroleo Brasileiro S/A Petrobras	0.11%	200,000	USD	200,000	1.000%	Dec 2019	(21,691)	24,489	2,798
Barclays Bank PLC	Republic of Italy	0.11%	200,000	USD	200,000	1.000%	Sep 2019	-	10,491	10,491
Barclays Bank PLC	Republic of Italy	0.41%	1,300,000	USD	1,300,000	1.000%	Jun 2019	(7,746)	14,627	6,881
Barclays Bank PLC	Republic of Italy	0.45%	1,200,000	USD	1,200,000	1.000%	Jun 2019	(6,642)	70,280	63,638
Barclays Bank PLC	Russian Federation	0.45%	2,000,000	USD	2,000,000	1.000%	Dec 2019	(138,367)	194,934	56,567
Barclays Bank PLC	Russian Federation	0.45%	9,300,000	USD	9,300,000	1.000%	Sep 2019	(511,842)	524,055	12,213
Barclays Bank PLC	Russian Federation	0.25%	1,100,000	USD	1,100,000	1.000%	Sep 2015	(10,223)	25,649	15,426
BNP Paribas	Petroleo Brasileiro S/A Petrobras	0.45%	300,000	USD	300,000	1.000%	Dec 2019	(32,537)	38,965	6,428
BNP Paribas	Republic of Italy	0.25%	1,000,000	USD	1,000,000	1.000%	Sep 2016	9,252	(3,608)	5,644
BNP Paribas	United States of America	0.25%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(21,298)	25,330	4,032
Chase Bank N.A.	United Mexican States	0.45%	3,700,000	USD	3,700,000	1.000%	Dec 2019	22,999	(3,822)	19,177
Citibank N.A	iTraxx Europe Sub Financials Series 22 Version 1	0.10%	2,300,000	EUR	2,860,049	1.000%	Dec 2019	(63,970)	77,050	13,080
Citibank N.A	iTraxx Europe Sub Financials Series 22 Version 1	0.13%	13,500,000	EUR	16,787,245	1.000%	Dec 2019	(379,498)	399,069	19,571
Citibank N.A	People's Republic of China	0.13%	400,000	USD	400,000	1.000%	Jun 2015	701	3,799	4,500
Citibank N.A	Sprint Communications, Inc.	0.13%	2,400,000	USD	2,400,000	5.000%	Dec 2019	122,142	(89,462)	32,680
Citibank N.A	United Mexican States	0.17%	5,100,000	USD	5,100,000	1.000%	Dec 2019	29,306	(22,538)	6,768

Citibank N.A	United Mexican States	0.17%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(1,342)	16,321	14,979
Citibank N.A.	Federative Republic Of Brazil	0.36%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(2,495)	17,474	14,979
Citibank N.A.	Metlife, Inc.	0.69%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(19,071)	26,422	7,351
Citibank N.A.	Open Joint Stock Company 'Oil Company Rosneft'	0.36%	200,000	USD	200,000	1.000%	Mar 2015	(790)	17,942	17,152
Citibank N.A.	Republic of Italy	0.36%	4,000,000	USD	4,000,000	1.000%	Jun 2017	19,658	2,394	22,052
Citibank N.A.	Russian Federation	0.43%	4,900,000	USD	4,900,000	1.000%	Mar 2019	(308,721)	311,444	2,723
Citibank N.A.	Russian Federation	0.43%	5,000,000	USD	5,000,000	1.000%	Sep 2015	(42,459)	45,182	2,723
Citibank N.A.	United Mexican States	0.43%	700,000	USD	700,000	1.000%	Sep 2015	(1,690)	28,573	26,883
Credit Suisse International	Federative Republic of Brazil	0.36%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(3,695)	11,685	7,990
Credit Suisse International	Federative Republic of Brazil	0.36%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(6,330)	32,167	25,837
Credit Suisse International	United Mexican States	0.29%	800,000	USD	800,000	1.000%	Dec 2018	(1,316)	16,110	14,794
Deutsche Bank AG	Berkshire Hathaway, Inc.	0.26%	900,000	USD	900,000	1.000%	Sep 2016	8,383	19,730	28,113
Deutsche Bank AG	Federative Republic of Brazil	0.32%	300,000	USD	300,000	1.000%	Mar 2019	(10,892)	12,356	1,464
Deutsche Bank AG	Federative Republic of Brazil	0.21%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(1,982)	14,705	12,723
Deutsche Bank AG	Federative Republic of Brazil	0.25%	500,000	USD	500,000	1.000%	Jun 2015	(508)	19,540	19,032
Deutsche Bank AG	General Electric Capital Corporation	0.39%	1,000,000	USD	1,000,000	1.000%	Sep 2015	4,931	33,238	38,169
Deutsche Bank AG	JPMorgan Chase & Co.	0.65%	1,800,000	USD	1,800,000	1.000%	Sep 2016	13,833	(17,394)	(3,561)
Deutsche Bank AG	Republic of Italy	0.39%	1,000,000	USD	1,000,000	1.000%	Sep 2019	(453)	(397,673)	(398,126)
Deutsche Bank AG	Republic of Italy	0.65%	400,000	USD	400,000	1.000%	Jun 2019	(2,564)	(297,998)	(300,562)
Deutsche Bank AG	Republic of Italy	1.33%	3,800,000	USD	3,800,000	1.000%	Sep 2016	23,980	(6,370)	17,610
Deutsche Bank AG	Republic of Italy	3.11%	2,500,000	USD	2,500,000	1.000%	Sep 2016	13,546	(13,608)	(62)
Deutsche Bank AG	Republic of Italy	3.11%	800,000	USD	800,000	1.000%	Sep 2016	6,945	(7,007)	(62)
Deutsche Bank AG	Russian Federation	0.69%	400,000	USD	400,000	1.000%	Sep 2015	(3,557)	3,356	(201)

Deutsche Bank AG	United Mexican States	1.05%	4,000,000	USD	4,000,000	1.000%	Jun 2019	22,612	(22,798)	(186)
Deutsche Bank AG	United Mexican States	1.05%	700,000	USD	700,000	1.000%	Mar 2015	(939)	55,565	54,626
Goldman Sachs	Berkshire Hathaway Inc.	1.05%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(1,034)	53,059	52,025
Goldman Sachs	CDX.NA.IG.9-V4	1.05%	868,049	USD	868,049	0.548%	Dec 2017	-	(14,637)	(14,637)
Goldman Sachs	Federative Republic of Brazil	0.75%	500,000	USD	500,000	1.000%	Jun 2015	(710)	(7,874)	(8,584)
Goldman Sachs	Republic of Italy	0.75%	1,700,000	USD	1,700,000	1.000%	Jun 2017	8,124	31,009	39,133
Goldman Sachs International	Hellenic Republic	3.07%	2,000,000	USD	2,000,000	1.000%	Dec 2015	(82,089)	98,721	16,632
Goldman Sachs International	Hellenic Republic	3.12%	2,100,000	USD	2,100,000	1.000%	Dec 2015	(142,515)	(697,975)	(840,490)
Goldman Sachs International	Petroleo Brasileiro S/A Petrobras	0.69%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(273,546)	353,519	79,973
Goldman Sachs International	Sprint Communications, Inc.	0.69%	2,200,000	USD	2,200,000	5.000%	Dec 2019	116,863	(77,396)	39,467
Goldman Sachs International	United Mexican States	3.13%	2,600,000	USD	2,600,000	1.000%	Dec 2019	13,680	12,285	25,965
Goldman Sachs International	United Mexican States	0.54%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,843)	64,159	62,316
HSBC Bank USA	Federative Republic of Brazil	0.54%	700,000	USD	700,000	1.000%	Sep 2015	(1,118)	97,708	96,590
HSBC Bank USA	Federative Republic of Brazil	0.54%	3,300,000	USD	3,300,000	1.000%	Dec 2019	(117,102)	48,108	(68,994)
HSBC Bank USA	Federative Republic of Brazil	0.54%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(3,818)	(11,361)	(15,179)
HSBC Bank USA	People's Republic of China	0.54%	2,700,000	USD	2,700,000	1.000%	Dec 2019	17,335	(22,855)	(5,520)
HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	2.95%	100,000	USD	100,000	1.000%	Dec 2019	(10,921)	8,936	(1,985)
HSBC Bank USA	Republic of Italy	2.95%	400,000	USD	400,000	1.000%	Jun 2019	(2,564)	2,167	(397)
HSBC Bank USA	Republic of Italy	2.95%	1,800,000	USD	1,800,000	1.000%	Jun 2017	4,952	5,434	10,386
HSBC Bank USA	Republic of Italy	1.09%	7,700,000	USD	7,700,000	1.000%	Sep 2016	49,989	(41,680)	8,309
HSBC Bank USA	Republic of Italy	1.09%	6,000,000	USD	6,000,000	1.000%	Sep 2016	33,600	(25,291)	8,309
HSBC Bank USA	Republic of Italy	0.54%	9,300,000	USD	9,300,000	1.000%	Sep 2016	53,778	(56,002)	(2,224)
HSBC Bank USA	Russian Federation	0.54%	2,000,000	USD	2,000,000	1.000%	Dec 2019	(182,831)	220,427	37,596

HSBC Bank USA	Russian Federation	0.54%	300,000	USD	300,000	1.000%	Jun 2017	(5,190)	130,178	124,988
HSBC Bank USA	United Mexican States	5.25%	100,000	USD	100,000	1.000%	Dec 2016	648	25,772	26,420
HSBC Bank USA	United Mexican States	0.83%	200,000	USD	200,000	1.000%	Sep 2016	644	(190,212)	(189,568)
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.83%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	(78,104)	(78,104)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.83%	900,000	USD	900,000	1.000%	Sep 2016	(1,928)	(2,805)	(4,733)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	3.14%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(18,798)	70,622	51,824
JPMorgan Chase Bank, N.A.	Russian Federation	1.53%	100,000	USD	100,000	1.000%	Jun 2019	(5,058)	25,381	20,323
JPMorgan Chase Bank, N.A.	United Mexican States	1.53%	4,200,000	USD	4,200,000	1.000%	Jun 2019	29,251	5,249	34,500
JPMorgan Chase Bank, N.A.	United Mexican States	0.83%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(4,643)	11,032	6,389
JPMorgan Chase Bank, N.A.	United Mexican States	0.83%	1,300,000	USD	1,300,000	1.000%	Dec 2016	11,708	179,026	190,734
JPMorgan Chase Bank, N.A.	United Mexican States	0.78%	200,000	USD	200,000	1.000%	Sep 2016	671	(228,152)	(227,481)
Morgan Stanley Capital Services	iTraxx Europe Sub Financials Series 22 Version 1	0.78%	100,000	EUR	126,680	1.000%	Dec 2019	(3,192)	(158,521)	(161,713)
Morgan Stanley Capital Services	People's Republic of China	0.61%	500,000	USD	500,000	1.000%	Dec 2019	3,091	759,378	762,469
Morgan Stanley Capital Services	Petroleo Brasileiro S/A Petrobras	3.14%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(111,060)	(58,738)	(169,798)
Morgan Stanley Capital Services	Republic of Indonesia	9.40%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(7,305)	5,273	(2,032)
Morgan Stanley Capital Services	Russian Federation	0.60%	2,400,000	USD	2,400,000	1.000%	Dec 2019	(167,077)	172,893	5,816
Morgan Stanley Capital Services	United Mexican States	9.40%	12,300,000	USD	12,300,000	1.000%	Dec 2019	70,624	52,385	123,009
Morgan Stanley Capital Services	United Mexican States	1.38%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(3,627)	220,432	216,805
Morgan Stanley Capital Services	Federative Republic of Brazil	2.72%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(21,450)	155,642	134,192
Morgan Stanley Capital Services	Federative Republic of Brazil	3.96%	500,000	USD	500,000	1.000%	Jun 2015	(514)	(46,216)	(46,730)
Royal Bank of Scotland PLC	People's Republic of China	1.38%	1,300,000	USD	1,300,000	1.000%	Jun 2016	4,234	(21,311)	(17,077)
Royal Bank of Scotland PLC	People's Republic of China	0.58%	900,000	USD	900,000	1.000%	Jun 2015	1,625	(275,912)	(274,287)
Royal Bank of Scotland PLC	United Mexican States	3.96%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(3,413)	(210,060)	(213,473)

Societe Generale Paris	United Kingdom of Great Britain and Northern Ireland	1.38%	3,200,000	USD	3,200,000	1.000%	Mar 2015	799	(26,414)	(25,615)
UBS AG	Berkshire Hathaway, Inc.	2.91%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(1,061)	(188,507)	(189,568)
UBS AG	People's Republic of China	2.91%	300,000	USD	300,000	1.000%	Jun 2016	1,000	(9,538)	(8,538)
UBS AG	Republic of Indonesia	2.91%	600,000	USD	600,000	1.000%	Sep 2016	(3,332)	(119,887)	(123,219)
UBS AG	United Mexican States	3.14%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,697)	(100,931)	(102,628)
Exchange Cleared
Swaps

	CDX.NA.IG.23	4.53%	9,200,000	USD	9,200,000	1.000%	Dec 2019	138,380	(133,880)	4,500
	iTraxx Europe Senior Financials Series 22 Version 1	1.04%	27,800,000	EUR	35,515,238	1.000%	Dec 2019	316,820	(289,100)	27,720
	iTraxx Europe Series 22 Version 1	1.29%	7,600,000	EUR	9,462,375	1.000%	Dec 2019	173,809	(145,608)	28,201
					$297,399,343			($1,783,198)	$1,269,380	($513,818)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts of the fund held as of November 30, 2014.

Real Return Bond Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.

								Unamortized
					Payments	Payments		Upfront	Unrealized
		Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation
Fund	Counterparty	Amount	Currency	Amount	Portfolio	Fund	Date	(Received)	(Depreciation)	Market Value
Real Return
Bond Fund

	Bank of America NA	1,400,000	GBP	$2,249,080	PAY UK RPI ALL ITEMS NSA	Fixed 3.500%	Oct 2044	($96)	($5,802)	($5,898)
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(33,464)	(34,015)

BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,607	(610,563)	(594,956)
BNP Paribas	4,700,000	EUR	6,119,628	Eurostat Eurozone HICP Ex Tob	Fixed 1.05%	Sep 2019	(993)	(76,108)	(77,101)
BNP Paribas	2,400,000	EUR	3,034,679	Fixed 1.00%	EUROSTAT EUROZONE HICP EX TOB	Oct 2019	541	(27,526)	(26,985)
Citibank NA	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	1,490	(456,939)	(455,449)
Citibank NA	200,000	GBP	321,330	PAY UK RPI ALL ITEMS NSA	Fixed 3.500%	Oct 2044	(6,708)	5,865	(843)
Credit Suisse International	500,000	GBP	808,155	PAY UK RPI ALL ITEMS NSA	Fixed 3.5275%	Sep 2044	(3,296)	9,655	6,359
Credit Suisse International	400,000	GBP	642,690	PAY UK RPI ALL ITEMS NSA	Fixed 3.500%	Oct 2044	(12,813)	11,128	(1,685)
Credit Suisse International	200,000	GBP	319,545	PAY UK RPI ALL ITEMS NSA	Fixed 3.550%	Nov 2044	236	4,171	4,407
Deutsche Bank AG	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	(44,904)	(45,144)
Deutsche Bank AG	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	-	(53,704)	(53,704)
Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	-	(50,067)	(50,067)
Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(46,794)	(48,406)
Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(31,506)	(31,506)
Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	-	(73,945)	(73,945)
Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	-	(69,296)	(69,296)
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	$7,897	(82,340)	($74,443)
Goldman Sachs	10,700,000	USD	10,700,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(22,698)	(108,136)	(130,834)
Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	2,301	(307,170)	(304,869)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(45,380)	(45,380)
Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(16,420)	(16,794)
Goldman Sachs	500,000	EUR	619,600	Fixed 0.900%	EUROSTAT EUROZONE HICP EX TOB	Nov 2019	83	(2,147)	(2,064)
JPMorgan Chase Bank, N.A.	700,000	GBP	1,143,696	Fixed 3.5275%	UK RPI All Items NSA	Sep 2044	1,039	7,864	8,903
Morgan Stanley Capital Services LLC	300,000	GBP	482,745	PAY UK RPI ALL ITEMS NSA	Fixed 3.500%	Oct 2044	2,463	(3,727)	(1,264)
The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(27,111)	(33,011)
The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	-	(118,614)	(118,614)
The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(512,073)	(496,481)
UBS AG	11,100,000	EUR	13,811,175	Fixed 0.910%	EUROSTAT EUROZONE HICP EX TOB	Nov 2019	-	(52,881)	(52,881)
			$124,052,323				($8,032)	($2,817,934)	($2,825,966)

Investment in affiliated underlying funds. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
					Income	Capital gains
	Beginning	Shares	Shares	ending share	distributions	distributions	Realized	Ending
Portfolio	share amount	purchased	sold	amount	received	received	gain (loss)	value
Lifestyle II Aggressive Portfolio Strategic Equity Allocation	232,720	437,074	(25,866)	643,928	-	-	($11,924)	$9,060,072

Lifestyle II Balanced Portfolio Strategic Equity Allocation	258,273	779,401	(8,620)	1,029,054	-	-	($2,735)	$14,478,787

Lifestyle II Conservative Portfolio Strategic Equity Allocation	22,664	64,312	(3,508)	83,468	-	-	($745)	$1,174,396

Lifestyle II Growth Portfolio Strategic Equity Allocation	398,398	626,112	(41,958)	982,552	-	-	($21,557)	$13,824,511

Lifestyle II Moderate Portfolio Strategic Equity Allocation	41,011	227,680	(5,102)	263,589	-	-	($2,592)	$3,708,703
Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2014.

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	fund's net	Value as of
Fund	Issuer, Description	date	cost	amount	amount	assets	11-30-14
Alpha Opportunities Fund	Apigee Corp., Series H	4/17/2014	$817,436	280,906	280,906	0.1%	$960,699
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	28,981	28,981	0.0%*	$806,483
Alpha Opportunities Fund	ConforMIS, Inc.	8/12/2014	$471,688	58,961	58,961	0.0%*	$471,688
Alpha Opportunities Fund	Datalogix Holdings, Inc.	5/22/2014	$996,257	96,724	96,724	0.1%	$996,257

Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	1,637	1,637	0.0%*	$20,741
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	491	491	0.0%*	$6,221
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	1,177	1,177	0.0%*	$14,913
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	30,429	30,429	0.0%*	$385,535
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	20,535	20,535	0.0%*	$386,058
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	381,964	381,964	0.0%*	$604,000
Alpha Opportunities Fund	LendingClub Corp., Series D	4/15/2014	$372,593	18,316	36,632**	0.0%*	$372,593
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	$900,574	184,771	184,771	0.1%	$970,048
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	$583,926	51,118	51,118	0.0%*	$583,926
Alpha Opportunities Fund	New Relic, Inc., Series F	4/16/2014	$621,907	21,494	21,494	0.0%*	$736,170
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	$938,478	70,054	70,054	0.1%	$938,478
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	119,359	119,359	0.1%	$1,877,028
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	$225,387	8,330	8,330	0.0%*	$225,387
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$525,913	19,437	19,437	0.0%*	$525,913
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	$4,229,225	69,284	69,284	0.4%	$7,499,993
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	$752,670	40,760	40,760	0.0%*	$752,670
							$19,134,801

Health Sciences Fund	Bellicum Pharmaceuticals, Inc.	8/22/2014	$226,208	41,506	41,506	0.0%*	$226,208
Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	63,738	63,738	0.1%	$307,268
Health Sciences Fund	Seres Health, Inc.	11/24/2014	$223,669	-	18,389	0.0%*	$223,669
	Bought: 18,389 shares
Health Sciences Fund	Spark Therapeutics, Inc.	5/23/2014	$151,834	94,307	94,307	0.0%*	$151,834
							$908,979

Mid Cap Stock Fund	Apigee Corp., Series H	4/17/2014	$5,464,398	1,877,800	1,877,800	0.4%	$6,422,076
Mid Cap Stock Fund	ConforMIS, Inc.	8/12/2014	$2,977,848	372,231	372,231	0.2%	$2,977,848
Mid Cap Stock Fund	Datalogix Holdings, Inc.	5/22/2014	$6,639,071	644,570	644,570	0.4%	$6,639,071
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	10,938	10,938	0.0%*	$138,584
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	3,276	3,276	0.0%*	$41,507
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	7,860	7,860	0.0%*	$99,586
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	203,275	203,275	0.2%	$2,575,494
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	2,576,993	2,576,993	0.2%	$4,074,999
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	$5,662,360	1,161,748	1,161,748	0.4%	$6,099,177
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	$3,902,691	341,649	341,649	0.2%	$3,902,691
Mid Cap Stock Fund	New Relic, Inc., Series F	4/16/2014	$2,558,778	88,435	88,435	0.2%	$3,028,899
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	$3,669,904	273,945	273,945	0.2%	$3,669,904
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	529,764	529,764	0.5%	$7,723,959
Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	368,950	368,950	0.3%	$5,802,071
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	$1,421,591	52,540	52,540	0.1%	$1,421,591

Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$3,317,036	122,593	122,593	0.2%	$3,317,036
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	$16,434,339	264,847	264,847	1.7%	$28,669,688
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	$4,702,489	254,658	254,658	0.3%	$4,702,489
							$91,306,670

Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	5,959	5,959	0.0%*	$95,344
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	4,105	4,105	0.0%*	$65,680
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	21,437	21,437	0.0%*	$342,992
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	10,460	10,460	0.0%*	$167,360
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	28,006	28,006	0.0%*	$448,096
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	20,711	20,711	0.0%*	$331,376
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	45,681	45,681	0.1%	$1,271,211
							$2,722,059

Small Cap Growth Fund	Apigee Corp., Series H	4/17/2014	$758,419	260,625	260,625	0.4%	$891,338
Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.4%	$921,719
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	1,234	1,234	0.0%*	$15,635
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	370	370	0.0%*	$4,688
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	887	887	0.0%*	$11,238
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	22,933	22,933	0.1%	$290,561
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	$530,100	39,570	39,570	0.2%	$530,100
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	36,727	36,727	0.2%	$577,565
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	162,887	162,887	0.1%	$206,866
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	221,826	221,826	0.3%	$672,133
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	$562,379	30,455	30,455	0.2%	$562,379
							$4,684,222

*Less than 0.05%
**2 for 1 stock split on 9/5/2014

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015